UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

Registrant's telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 – June 30, 2016

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

EQ Advisors Trust

Semi-Annual Report

June 30, 2016

EQ Advisors Trust Semi-Annual Report

June 30, 2016

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments) As of June 30, 2016	% of Net Asset
Equity	43.5%
Fixed Income	37.0
Alternatives	14.8
Repurchase Agreements	4.7

Top 10 Holdings (as a percentage of Total Investments) As of June 30, 2016
EQ/Global Bond PLUS Portfolio	14.6%
EQ/MFS International Growth Portfolio	6.2
EQ/PIMCO Global Real Return Portfolio	6.1
AXA/AB Small Cap Growth Portfolio	5.3
EQ/BlackRock Basic Value Equity Portfolio	5.0
EQ/GAMCO Small Company Value Portfolio	4.6
EQ/T. Rowe Price Growth Stock Portfolio	4.5
EQ/High Yield Bond Portfolio	4.5
EQ/PIMCO Ultra Short Bond Portfolio	4.0
EQ/Invesco Comstock Portfolio	3.7

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IB
Actual	$1,000.00	$1,047.85	$3.31
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.63	3.27
Class K
Actual	1,000.00	1,048.80	2.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.87	2.01

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.65% and 0.40%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	130,706	$980,412
AXA Real Estate Portfolio‡	88,554	992,710
AXA/AB Small Cap Growth Portfolio‡	102,057	1,750,671
AXA/Loomis Sayles Growth Portfolio‡	150,683	967,220
EQ/BlackRock Basic Value Equity Portfolio‡	79,133	1,655,850
EQ/Boston Advisors Equity Income Portfolio‡	121,214	700,321
EQ/Emerging Markets Equity PLUS Portfolio‡	75,094	588,935
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	87,560	1,148,107
EQ/GAMCO Small Company Value Portfolio‡	28,940	1,510,036
EQ/Global Bond PLUS Portfolio‡	505,194	4,803,376
EQ/High Yield Bond Portfolio‡	154,969	1,470,802
EQ/Intermediate Government Bond Portfolio‡	56,204	593,374
EQ/International Equity Index Portfolio‡	92,296	745,414
EQ/Invesco Comstock Portfolio‡	87,557	1,205,113
EQ/JPMorgan Value Opportunities Portfolio‡	65,331	1,012,269
EQ/MFS International Growth Portfolio‡	304,478	2,022,845
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	4,562	70,966
EQ/PIMCO Global Real Return Portfolio‡	198,252	1,987,534
EQ/PIMCO Ultra Short Bond Portfolio‡	134,837	1,326,460
EQ/T. Rowe Price Growth Stock Portfolio*‡	40,263	1,476,595
iShares® China Large-Cap ETF (x)	2,175	74,429
iShares® International Developed Property ETF (x)	5,670	208,409
iShares® JP Morgan USD Emerging Markets Bond ETF (x)	8,320	958,048
iShares® MSCI EAFE Small-Cap ETF (x)	6,720	324,307
iShares® MSCI Global Gold Miners ETF	2,750	32,423
iShares® U.S. Oil & Gas Exploration & Production ETF (x)	1,920	108,902
Multimanager Core Bond Portfolio‡	66,520	668,466
SPDR® S&P Emerging Asia Pacific ETF	420	31,433
SPDR® S&P Emerging Markets SmallCap ETF	3,815	150,158

Total Investment Companies (94.0%) (Cost $29,979,913)		29,565,585

OTHER EXCHANGE TRADED FUNDS (ETFs):
iShares® Gold Trust (x)*	7,720	98,507
iShares® Silver Trust*	1,010	18,049

PowerShares DB Gold Fund (x)*	24,160	$1,042,987
PowerShares DB Silver Fund*	8,810	262,009

Total Other Exchange Traded Funds (ETFs) (4.5%) (Cost $1,335,604)		1,421,552

SHORT-TERM INVESTMENTS:
Investment Company (1.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	355,194	355,194

	Principal Amount	Value (Note 1)
Repurchase Agreements (5.0%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $200,003, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $204,000 (xx)	$200,000	200,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $100,001, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, maturing 6/15/20-8/15/27, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $102,000 (xx)	100,000	100,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $100,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $102,000 (xx)	100,000	100,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $655,035, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $668,128 (xx)	655,028	655,028
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $250,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $255,004 (xx)	250,000	250,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

Natixis, 0.600%, dated 6/30/16, due 7/1/16, repurchase price $100,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50; total market value $102,002 (xx)	$100,000	$100,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $150,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $153,000 (xx)	150,000	150,000

Total Repurchase Agreements		1,555,028

Total Short-Term Investments (6.1%) (Cost $1,910,222)		1,910,222

Total Investments (104.6%) (Cost $33,225,739)		32,897,359
Other Assets Less Liabilities (-4.6%)		(1,438,420)

Net Assets (100%)		$31,458,939

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $1,521,977. This was secured by collateral of $1,555,028 which was received as cash and subsequently invested in short-term investments currently valued at $1,555,028 as reported in the Portfolio of Investment.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$760,270	$159,478	$105,599	$980,412	$—	$340
AXA Real Estate Portfolio (a)	779,720	159,478	35,943	992,710	—	(4)
AXA/AB Small Cap Growth Portfolio	1,491,765	318,956	72,013	1,750,671	—	(136)
AXA/Loomis Sayles Growth Portfolio	779,052	150,000	—	967,220	—	—
EQ/BlackRock Basic Value Equity Portfolio	1,328,236	307,565	69,289	1,655,850	—	22
EQ/Boston Advisors Equity Income Portfolio	629,589	273,391	209,796	700,321	—	1,813
EQ/Emerging Markets Equity PLUS Portfolio	497,991	68,348	15,412	588,935	—	(10)
EQ/GAMCO Mergers and Acquisitions Portfolio	923,728	229,478	35,956	1,148,107	—	(18)
EQ/GAMCO Small Company Value Portfolio	1,209,521	273,391	61,656	1,510,036	—	(47)
EQ/Global Bond PLUS Portfolio	4,286,976	865,738	644,936	4,803,376	—	160
EQ/High Yield Bond Portfolio	1,207,814	239,217	53,853	1,470,802	—	55
EQ/Intermediate Government Bond Portfolio	499,340	102,522	23,101	593,374	—	3
EQ/International Equity Index Portfolio	663,902	136,695	30,819	745,414	—	(14)
EQ/Invesco Comstock Portfolio	980,924	273,391	61,698	1,205,113	—	(89)
EQ/JPMorgan Value Opportunities Portfolio	789,857	200,000	—	1,012,269	—	—
EQ/MFS International Growth Portfolio	1,712,744	341,739	76,973	2,022,845	—	40
EQ/Morgan Stanley Mid Cap Growth Portfolio	65,730	11,391	2,572	70,966	—	(5)
EQ/PIMCO Global Real Return Portfolio	1,598,716	318,956	71,874	1,987,534	—	3
EQ/PIMCO Ultra Short Bond Portfolio	1,223,639	250,608	156,760	1,326,460	—	(285)
EQ/T. Rowe Price Growth Stock Portfolio	1,147,923	439,217	53,861	1,476,595	—	48
Multimanager Core Bond Portfolio	451,066	212,900	12,836	668,466	5,944	— #

	$23,028,503	$5,332,459	$1,794,947	$27,677,476	$5,944	$1,876

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
#	Amount represents less than $0.50.
(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,888,109	$—	$—	$1,888,109
Investment Companies	—	27,677,476	—	27,677,476
Other Exchange Traded Funds (ETFs)	1,421,552	—	—	1,421,552
Short-Term Investments
Investment Companies	355,194	—	—	355,194
Repurchase Agreements	—	1,555,028	—	1,555,028

Total Assets	$3,664,855	$29,232,504	$—	$32,897,359

Total Liabilities	$—	$—	$—	$—

Total	$3,664,855	$29,232,504	$—	$32,897,359

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets

Citigroup Global Markets Ltd.	$200,000	$—	$200,000	$(200,000)	$—
Deutsche Bank AG	100,000	—	100,000	(100,000)	—
HSBC Securities, Inc.	100,000	—	100,000	(100,000)	—
Merrill Lynch PFS, Inc.	655,028	—	655,028	(655,028)	—
Natixis	350,000	—	350,000	(350,000)	—
Nomura Securities Co., Ltd.	150,000	—	150,000	(150,000)	—

Total	$1,555,028	$—	$1,555,028	$(1,555,028)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,709,145
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,878,860

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$625,244
Aggregate gross unrealized depreciation	(919,177)

Net unrealized depreciation	$(293,933)

Federal income tax cost of investments	$33,191,292

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $28,071,781)	$27,677,476
Unaffiliated Issuers (Cost $3,598,930)	3,664,855
Repurchase Agreements (Cost $1,555,028)	1,555,028
Cash	51,000
Receivable from Separate Accounts for Trust shares sold	109,345
Receivable from investment manager	2,574
Dividends, interest and other receivables	1,460
Security lending income receivable	763
Other assets	330

Total assets	33,062,831

LIABILITIES
Payable on return of securities loaned	1,555,028
Payable to Separate Accounts for Trust shares redeemed	9,539
Distribution fees payable – Class IB	6,132
Payable for securities purchased	1,334
Trustees’ fees payable	55
Accrued expenses	31,804

Total liabilities	1,603,892

NET ASSETS	$31,458,939

Net assets were comprised of:
Paid in capital	$31,484,815
Accumulated undistributed net investment income (loss)	(50,635)
Accumulated undistributed net realized gain (loss) on investments	353,139
Net unrealized appreciation (depreciation) on investments	(328,380)

Net assets	$31,458,939

Class IB
Net asset value, offering and redemption price per share, $30,489,234 / 2,784,351 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.95

Class K
Net asset value, offering and redemption price per share, $969,705 / 88,439 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.96

(x)	Includes value of securities on loan of $1,521,977.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends ($5,944 of dividend income received from affiliates)	$32,569
Interest	150
Securities lending (net)	1,081

Total income	33,800

EXPENSES
Custodian fees	56,438
Distribution fees – Class IB	34,112
Professional fees	21,421
Administrative fees	21,259
Investment management fees	14,178
Printing and mailing expenses	967
Trustees’ fees	332
Miscellaneous	178

Gross expenses	148,885
Less: Waiver from investment manager	(35,437)
Reimbursement from investment manager	(22,602)

Net expenses	90,846

NET INVESTMENT INCOME (LOSS)	(57,046)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($1,876 of realized gain (loss) from affiliates)	8,916
Net change in unrealized appreciation (depreciation) on investments ($1,111,461 of change in unrealized appreciation (depreciation) from affiliates)	1,519,435

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,528,351

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,471,305

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(57,046)	$181,412
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	8,916	401,629
Net change in unrealized appreciation (depreciation) on investments	1,519,435	(1,581,680)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,471,305	(998,639)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(210,635)
Class K	—	(13,110)

	—	(223,745)

Distributions from net realized capital gains
Class IB	—	(241,419)
Class K	—	(12,148)

	—	(253,567)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(477,312)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 620,557 and 1,359,868 shares, respectively ]	6,508,364	15,019,271
Capital shares issued in reinvestment of dividends and distributions [ 0 and 42,888 shares, respectively ]	—	452,054
Capital shares repurchased [ (200,864) and (437,393) shares, respectively ]	(2,137,755)	(4,837,547)

Total Class IB transactions	4,370,609	10,633,778

Class K
Capital shares sold [ 13,927 and 38,074 shares, respectively ]	147,265	411,519
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,395 shares, respectively ]	—	25,258
Capital shares repurchased [ (38,303) and (50,650) shares, respectively ]	(412,202)	(564,471)

Total Class K transactions	(264,937)	(127,694)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,105,672	10,506,084

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,576,977	9,030,133
NET ASSETS:
Beginning of period	25,881,962	16,851,829

End of period (a)	$31,458,939	$25,881,962

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(50,635)	$6,411

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,			August 29, 2012* to December 31, 2012
Class IB		2015	2014	2013
Net asset value, beginning of period	$10.45	$11.07	$11.08	$10.18	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)	0.09	0.22	0.24	0.11
Net realized and unrealized gain (loss) on investments	0.52	(0.50)	0.06 †	0.90	0.20

Total from investment operations	0.50	(0.41)	0.28	1.14	0.31

Less distributions:
Dividends from net investment income	—	(0.09)	(0.19)	(0.15)	(0.13)
Distributions from net realized gains	—	(0.12)	(0.10)	(0.09)	—	#

Total dividends and distributions	—	(0.21)	(0.29)	(0.24)	(0.13)

Net asset value, end of period	$10.95	$10.45	$11.07	$11.08	$10.18

Total return (b)	4.78%	(3.70)%	2.46%	11.18%	3.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$30,489	$24,703	$15,490	$4,385	$258
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%	0.59%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	1.06%	1.31%	2.18%	6.50%	31.53%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.41)%	0.83%	1.91%	2.17%	3.14	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.82)%	0.17%	0.32%	(3.98)%	(28.05	)%(l)
Portfolio turnover rate (z)^	7%	25%	16%	65%	4%

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,			August 29, 2012* to December 31, 2012
Class K		2015	2014	2013
Net asset value, beginning of period	$10.45	$11.07	$11.08	$10.18	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)	0.10	0.16	0.17	0.17
Net realized and unrealized gain (loss) on investments	0.52	(0.48)	0.15 †	1.00	0.15

Total from investment operations	0.51	(0.38)	0.31	1.17	0.32

Less distributions:
Dividends from net investment income	—	(0.12)	(0.22)	(0.18)	(0.14)
Distributions from net realized gains	—	(0.12)	(0.10)	(0.09)	—	#

Total dividends and distributions	—	(0.24)	(0.32)	(0.27)	(0.14)

Net asset value, end of period	$10.96	$10.45	$11.07	$11.08	$10.18

Total return (b)	4.88%	(3.46)%	2.72%	11.46%	3.17%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$970	$1,179	$1,362	$1,460	$603
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.40%	0.40%	0.30%	0.10%	0.10%
Before waivers and reimbursements (a)(f)	0.81%	1.06%	2.10%	6.78%	29.06%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.17)%	0.87%	1.39%	1.54%	5.00	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.59)%	0.21%	(0.42)%	(5.14)%	(23.96	)%(l)
Portfolio turnover rate (z)^	7%	25%	16%	65%	4%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
#	Per share amount is less than $0.005.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ALL ASSET GROWTH-ALT 20 PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments)
As of June 30, 2016
Equity	52.9%
Fixed Income	21.8
Alternatives	20.4
Repurchase Agreements	4.9

Top 10 Holdings (as a percentage of Total Investments)
As of June 30, 2016
EQ/Global Bond PLUS Portfolio	8.1%
EQ/MFS International Growth Portfolio	7.0
EQ/BlackRock Basic Value Equity Portfolio	5.8
AXA/AB Small Cap Growth Portfolio	5.4
EQ/GAMCO Small Company Value Portfolio	5.4
EQ/T. Rowe Price Growth Stock Portfolio	5.0
AXA/Loomis Sayles Growth Portfolio	4.9
iShares® Gold Trust	4.8
EQ/GAMCO Mergers and Acquisitions Portfolio	4.7
EQ/JPMorgan Value Opportunities Portfolio	4.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$1,047.65	$2.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.02	2.87
Class IB
Actual	1,000.00	1,048.10	2.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.02	2.87
Class K
Actual	1,000.00	1,049.44	1.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.26	1.62

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.57%, 0.57% and 0.32%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	1,507,070	$11,304,343
AXA Real Estate Portfolio‡	1,011,896	11,343,564
AXA/AB Small Cap Growth Portfolio‡	900,352	15,444,551
AXA/Loomis Sayles Growth Portfolio‡	2,184,565	14,022,480
EQ/BlackRock Basic Value Equity Portfolio‡	794,888	16,632,857
EQ/Boston Advisors Equity Income Portfolio‡	1,024,009	5,916,288
EQ/Emerging Markets Equity PLUS Portfolio‡	1,091,902	8,563,373
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	1,019,060	13,362,201
EQ/GAMCO Small Company Value Portfolio‡	291,726	15,221,916
EQ/Global Bond PLUS Portfolio‡	2,432,218	23,125,465
EQ/High Yield Bond Portfolio‡	851,839	8,084,754
EQ/Intermediate Government Bond Portfolio‡	280,067	2,956,828
EQ/International Equity Index Portfolio‡	1,163,228	9,394,657
EQ/Invesco Comstock Portfolio‡	817,972	11,258,351
EQ/JPMorgan Value Opportunities Portfolio‡	792,179	12,274,319
EQ/MFS International Growth Portfolio‡	2,984,334	19,826,834
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	93,262	1,450,773
EQ/PIMCO Global Real Return Portfolio‡	1,072,764	10,754,763
EQ/PIMCO Ultra Short Bond Portfolio‡	538,594	5,298,409
EQ/T. Rowe Price Growth Stock Portfolio*‡	386,362	14,169,170
iShares® China Large-Cap ETF (x)	21,700	742,574
iShares® International Developed Property ETF	71,000	2,609,704
iShares® JP Morgan USD Emerging Markets Bond ETF (x)	51,160	5,891,074
iShares® MSCI EAFE Small-Cap ETF	80,600	3,889,756
iShares® MSCI Global Gold Miners ETF	19,500	229,905
iShares® U.S. Oil & Gas Exploration & Production ETF (x)	24,220	1,373,758
Multimanager Core Bond Portfolio‡	478,298	4,806,495
SPDR® S&P Emerging Asia Pacific ETF	4,100	306,844
SPDR® S&P Emerging Markets SmallCap ETF (x)	31,900	1,255,584

Total Investment Companies (93.1%) (Cost $231,559,158)		251,511,590

OTHER EXCHANGE TRADED FUNDS (ETFs):
iShares® Gold Trust (x)*	1,069,600	$13,648,096
iShares® Silver Trust*	95,350	1,703,905
PowerShares DB Gold Fund (x)*	19,000	820,230
PowerShares DB Silver Fund*‡	49,100	1,460,234

Total Other Exchange Traded Funds (ETFs) (6.5%) (Cost $13,848,887)		17,632,465

SHORT-TERM INVESTMENTS:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	1,219,522	1,219,522

	Principal Amount	Value (Note 1)
Repurchase Agreements (5.1%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $1,700,021, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $1,734,000 (xx)	$1,700,000	1,700,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $1,100,013, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $1,122,002 (xx)	1,100,000	1,100,000
HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $2,000,021, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $2,040,041 (xx)	2,000,000	2,000,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $2,000,020, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $2,040,009 (xx)	2,000,000	2,000,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $3,022,179, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $3,082,587 (xx)	3,022,144	3,022,144

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $1,000,013, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $1,020,014 (xx)	$1,000,000	$1,000,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $1,000,013, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $1,020,014 (xx)	1,000,000	1,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $1,000,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $1,020,000 (xx)	1,000,000	1,000,000

RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $1,000,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $1,020,002 (xx)	$1,000,000	$1,000,000

Total Repurchase Agreements		13,822,144

Total Short-Term Investments (5.6%) (Cost $15,041,666)		15,041,666

Total Investments (105.2%) (Cost $260,449,711)		284,185,721
Other Assets Less Liabilities (-5.2%)		(13,969,622)

Net Assets (100%)		$270,216,099

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $13,519,801. This was secured by collateral of $13,822,144 which was received as cash and subsequently invested in short-term investments currently valued at $13,822,144, as reported in the Portfolio of Investments.

The holdings in affiliated Investment Companies are all Class K shares except PowerShares DB Silver Fund.

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$8,390,693	$1,572,100	$766,266	$11,304,343	$—	$(32,991)
AXA Real Estate Portfolio (a)	10,561,781	92,701	329,440	11,343,564	—	9,057
AXA/AB Small Cap Growth Portfolio	15,952,175	159,651	581,497	15,444,551	—	1,470
AXA/Loomis Sayles Growth Portfolio	9,753,249	3,600,000	—	14,022,480	—	—
EQ/BlackRock Basic Value Equity Portfolio	16,250,142	159,651	561,788	16,632,857	—	21,179
EQ/Boston Advisors Equity Income Portfolio	6,831,906	149,351	1,027,306	5,916,288	—	18,051
EQ/Emerging Markets Equity PLUS Portfolio	8,197,362	61,800	231,610	8,563,373	—	(5,945)
EQ/GAMCO Mergers and Acquisitions Portfolio	12,996,579	322,551	319,532	13,362,201	—	160
EQ/GAMCO Small Company Value Portfolio	14,783,633	154,501	561,419	15,221,916	—	2,742
EQ/Global Bond PLUS Portfolio	25,150,906	911,902	4,570,162	23,125,465	—	(105,116)
EQ/High Yield Bond Portfolio	7,837,523	72,100	265,226	8,084,754	—	(1,950)
EQ/Intermediate Government Bond Portfolio	2,950,097	640,900	713,017	2,956,828	—	(185)
EQ/International Equity Index Portfolio	10,043,990	92,701	348,251	9,394,657	—	(9,754)
EQ/Invesco Comstock Portfolio	11,626,948	133,901	500,889	11,258,351	—	(11,949)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
EQ/JPMorgan Value Opportunities Portfolio	$10,574,246	$1,500,000	$—	$12,274,319	$—	$—
EQ/MFS International Growth Portfolio	20,266,149	545,701	1,330,203	19,826,834	—	59,402
EQ/Morgan Stanley Mid Cap Growth Portfolio	1,562,479	5,150	19,720	1,450,773	—	(915)
EQ/PIMCO Global Real Return Portfolio	10,664,883	397,851	1,113,052	10,754,763	—	(5,751)
EQ/PIMCO Ultra Short Bond Portfolio	7,977,458	77,251	2,836,950	5,298,409	—	(54,869)
EQ/T. Rowe Price Growth Stock Portfolio	15,149,696	659,651	772,930	14,169,170	—	(14,963)
Multimanager Core Bond Portfolio	4,661,809	71,658	75,312	4,806,495	51,058	(90)
PowerShares DB Silver Fund	1,073,817	—	—	1,460,234	—	—

	$233,257,521	$11,381,072	$16,924,570	$236,672,625	$51,058	$(132,417)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$16,299,199	$—	$—	$16,299,199
Investment Companies	—	235,212,391	—	235,212,391
Other Exchange Traded Funds (ETFs)	17,632,465	—	—	17,632,465
Short-Term Investments
Investment Companies	1,219,522	—	—	1,219,522
Repurchase Agreements	—	13,822,144	—	13,822,144

Total Assets	$35,151,186	$249,034,535	$—	$284,185,721

Total Liabilities	$—	$—	$—	$—

Total	$35,151,186	$249,034,535	$—	$284,185,721

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets

Citigroup Global Markets Ltd.	$1,700,000	$—	$1,700,000	$(1,700,000)	$—
Deutsche Bank AG	1,100,000	—	1,100,000	(1,100,000)	—
HSBC Securities, Inc.	4,000,000	—	4,000,000	(4,000,000)	—
Merrill Lynch PFS, Inc.	3,022,144	—	3,022,144	(3,022,144)	—
Natixis	2,000,000	—	2,000,000	(2,000,000)	—
Nomura Securities Co., Ltd.	1,000,000	—	1,000,000	(1,000,000)	—
RBS Securities, Inc.	1,000,000	—	1,000,000	(1,000,000)	—

Total	$13,822,144	$—	$13,822,144	$(13,822,144)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$11,381,072
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$18,104,750

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,591,812
Aggregate gross unrealized depreciation	(7,666,477)

Net unrealized appreciation	$23,925,335

Federal income tax cost of investments	$260,260,386

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $218,526,631)	$236,672,625
Unaffiliated Issuers (Cost $28,100,936)	33,690,952
Repurchase Agreements (Cost $13,822,144)	13,822,144
Cash	185,265
Receivable from Separate Accounts for Trust shares sold	70,509
Dividends, interest and other receivables	10,028
Security lending income receivable	4,183
Other assets	2,968

Total assets	284,458,674

LIABILITIES
Payable on return of securities loaned	13,822,144
Payable to Separate Accounts for Trust shares redeemed	270,549
Distribution fees payable – Class IB	51,533
Administrative fees payable	33,013
Investment management fees payable	22,035
Payable for securities purchased	9,595
Distribution fees payable – Class IA	3,281
Trustees’ fees payable	675
Accrued expenses	29,750

Total liabilities	14,242,575

NET ASSETS	$270,216,099

Net assets were comprised of:
Paid in capital	$339,486,894
Accumulated undistributed net investment income (loss)	(153,834)
Accumulated undistributed net realized gain (loss) on investments	(92,852,971)
Net unrealized appreciation (depreciation) on investments	23,736,010

Net assets	$270,216,099

Class IA
Net asset value, offering and redemption price per share, $16,214,925 / 867,491 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.69

Class IB
Net asset value, offering and redemption price per share, $252,664,573 / 13,483,723 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.74

Class K
Net asset value, offering and redemption price per share, $1,336,601 / 71,557 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.68

(x)	Includes value of securities on loan of $13,519,801.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends ($51,058 of dividend income received from affiliates)	$285,732
Interest	1,302
Securities lending (net)	7,570

Total income	294,604

EXPENSES
Distribution fees – Class IB	304,298
Administrative fees	194,760
Investment management fees	129,890
Custodian fees	57,326
Professional fees	21,822
Distribution fees – Class IA	18,852
Printing and mailing expenses	8,940
Trustees’ fees	3,178
Miscellaneous	2,278

Total expenses	741,344

NET INVESTMENT INCOME (LOSS)	(446,740)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($(132,417) of realized gain (loss) from affiliates)	(58,532)
Net change in unrealized appreciation (depreciation) on investments ($8,958,602 of change in unrealized appreciation (depreciation) from affiliates)	12,867,116

NET REALIZED AND UNREALIZED GAIN (LOSS)	12,808,584

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,361,844

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(446,740)	$1,765,857
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	(58,532)	8,839,024
Net change in unrealized appreciation (depreciation) on investments	12,867,116	(21,445,361)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,361,844	(10,840,480)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(125,303)
Class IB	—	(2,154,819)
Class K	—	(13,313)

	—	(2,293,435)

Distributions from net realized capital gains
Class IA	—	(428,083)
Class IB	—	(7,400,691)
Class K	—	(33,277)

	—	(7,862,051)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(10,155,486)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 101,551 and 234,159 shares, respectively ]	1,829,706	4,525,051
Capital shares issued in reinvestment of dividends and distributions [ 0 and 30,625 shares, respectively ]	—	553,386
Capital shares repurchased [ (59,521) and (89,448) shares, respectively ]	(1,075,558)	(1,679,706)

Total Class IA transactions	754,148	3,398,731

Class IB
Capital shares sold [ 386,173 and 745,781 shares, respectively ]	6,918,969	14,339,901
Capital shares issued in reinvestment of dividends and distributions [ 0 and 527,474 shares, respectively ]	—	9,555,510
Capital shares repurchased [ (753,267) and (1,735,098) shares, respectively ]	(13,463,607)	(33,441,027)

Total Class IB transactions	(6,544,638)	(9,545,616)

Class K
Capital shares sold [ 11,602 and 24,103 shares, respectively ]	210,989	465,580
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,583 shares, respectively ]	—	46,590
Capital shares repurchased [ (6,946) and (8,122) shares, respectively ]	(129,020)	(158,802)

Total Class K transactions	81,969	353,368

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,708,521)	(5,793,517)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,653,323	(26,789,483)
NET ASSETS:
Beginning of period	263,562,776	290,352,259

End of period (a)	$270,216,099	$263,562,776

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(153,834)	$292,906

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IA		2015	2014	2013	2012	2011
Net asset value, beginning of period	$17.84	$19.30	$19.59	$18.42	$17.11	$18.46

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)	0.14	0.24	0.21	0.25	0.36
Net realized and unrealized gain (loss) on investments	0.88	(0.90)	0.25	2.37	1.80	(0.96)

Total from investment operations	0.85	(0.76)	0.49	2.58	2.05	(0.60)

Less distributions:
Dividends from net investment income	—	(0.16)	(0.28)	(0.27)	(0.29)	(0.31)
Distributions from net realized gains	—	(0.54)	(0.50)	(1.14)	(0.45)	(0.44)

Total dividends and distributions	—	(0.70)	(0.78)	(1.41)	(0.74)	(0.75)

Net asset value, end of period	$18.69	$17.84	$19.30	$19.59	$18.42	$17.11

Total return (b)	4.76%	(3.94)%	2.42%	14.12%	11.98%	(3.23)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,215	$14,722	$12,546	$9,868	$6,218	$4,032
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.57%	0.57%	0.51%	0.35%	0.35%	0.10%
Before waivers and reimbursements (a)(f)	0.57%	0.57%	0.58%	0.58%	0.62%	0.39%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.34)%	0.71%	1.21%	1.09%	1.37%	1.95%
Before waivers and reimbursements (a)(f)(x)	(0.34)%	0.71%	1.14%	0.86%	1.09%	1.66%
Portfolio turnover rate (z)^	4%	14%	18%	43%	43%	19%

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IB		2015	2014	2013	2012	2011
Net asset value, beginning of period	$17.88	$19.34	$19.64	$18.46	$17.15	$18.50

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)	0.12	0.21	0.17	0.22	0.24
Net realized and unrealized gain (loss) on investments	0.89	(0.88)	0.27	2.42	1.83	(0.89)

Total from investment operations	0.86	(0.76)	0.48	2.59	2.05	(0.65)

Less distributions:
Dividends from net investment income	—	(0.16)	(0.28)	(0.27)	(0.29)	(0.26)
Distributions from net realized gains	—	(0.54)	(0.50)	(1.14)	(0.45)	(0.44)

Total dividends and distributions	—	(0.70)	(0.78)	(1.41)	(0.74)	(0.70)

Net asset value, end of period	$18.74	$17.88	$19.34	$19.64	$18.46	$17.15

Total return (b)	4.81%	(3.93)%	2.36%	14.15%	11.95%	(3.46)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$252,665	$247,650	$276,875	$285,902	$267,515	$252,504
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.57%	0.57%	0.50%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.57%	0.57%	0.58%	0.58%	0.62%	0.64	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.35)%	0.62%	1.06%	0.88%	1.22%	1.32%
Before waivers and reimbursements (a)(f)(x)	(0.35)%	0.62%	0.98%	0.65%	0.95%	1.01%
Portfolio turnover rate (z)^	4%	14%	18%	43%	43%	19%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,			August 29, 2012* to December 31, 2012
Class K		2015	2014	2013
Net asset value, beginning of period	$17.80	$19.26	$19.56	$18.39	$18.34

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)	0.20	0.31	0.38	0.39
Net realized and unrealized gain (loss) on investments	0.89	(0.92)	0.22	2.25	0.32

Total from investment operations	0.88	(0.72)	0.53	2.63	0.71

Less distributions:
Dividends from net investment income	—	(0.20)	(0.33)	(0.32)	(0.32)
Distributions from net realized gains	—	(0.54)	(0.50)	(1.14)	(0.34)

Total dividends and distributions	—	(0.74)	(0.83)	(1.46)	(0.66)

Net asset value, end of period	$18.68	$17.80	$19.26	$19.56	$18.39

Total return (b)	4.94%	(3.72)%	2.62%	14.43%	3.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,337	$1,191	$931	$674	$52
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.32%	0.32%	0.26%	0.10%	0.10%
Before waivers and reimbursements (a)(f)	0.32%	0.32%	0.33%	0.33%	0.44%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.09)%	1.06%	1.56%	1.89%	6.17	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.09)%	1.06%	1.49%	1.66%	5.83	%(l)
Portfolio turnover rate (z)^	4%	14%	18%	43%	43%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments)
As of June 30, 2016
Equity	63.2%
Alternatives	25.6
Fixed Income	9.0
Repurchase Agreements	2.2

Top 10 Holdings (as a percentage of Total Investments)
As of June 30, 2016
EQ/MFS International Growth Portfolio	8.3%
AXA/AB Small Cap Growth Portfolio	7.5
EQ/BlackRock Basic Value Equity Portfolio	7.3
EQ/T. Rowe Price Growth Stock Portfolio	6.8
PowerShares DB Gold Fund	6.3
EQ/GAMCO Small Company Value Portfolio	5.6
EQ/GAMCO Mergers and Acquisitions Portfolio	5.5
EQ/Invesco Comstock Portfolio	5.1
AXA Real Estate Portfolio	4.8
AXA Natural Resources Portfolio	4.8

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IB
Actual	$1,000.00	$1,045.95	$3.31
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.63	3.27
Class K
Actual	1,000.00	1,046.85	2.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.87	2.01

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.65% and 0.40%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	170,738	$1,280,684
AXA Real Estate Portfolio‡	115,875	1,298,987
AXA/AB Small Cap Growth Portfolio‡	118,313	2,029,531
AXA/Loomis Sayles Growth Portfolio‡	162,948	1,045,947
EQ/BlackRock Basic Value Equity Portfolio‡	93,805	1,962,855
EQ/Boston Advisors Equity Income Portfolio‡	167,503	967,762
EQ/Emerging Markets Equity PLUS Portfolio‡	126,578	992,705
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	112,194	1,471,121
EQ/GAMCO Small Company Value Portfolio‡	28,759	1,500,585
EQ/Global Bond PLUS Portfolio‡	79,837	759,088
EQ/High Yield Bond Portfolio‡	35,019	332,360
EQ/Intermediate Government Bond Portfolio‡	13,208	139,445
EQ/International Equity Index Portfolio‡	113,786	918,980
EQ/Invesco Comstock Portfolio‡	99,861	1,374,467
EQ/JPMorgan Value Opportunities Portfolio‡	75,709	1,173,067
EQ/MFS International Growth Portfolio‡	334,775	2,224,126
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	9,796	152,392
EQ/PIMCO Global Real Return Portfolio‡	45,443	455,578
EQ/PIMCO Ultra Short Bond Portfolio‡	8,597	84,571
EQ/T. Rowe Price Growth Stock Portfolio*‡	49,728	1,823,697
iShares® China Large-Cap ETF (x)	2,135	73,060
iShares® International Developed Property ETF (x)	9,140	335,953
iShares® JP Morgan USD Emerging Markets Bond ETF (x)	1,870	215,330
iShares® MSCI EAFE Small-Cap ETF	10,260	495,148
iShares® MSCI Global Gold Miners ETF (x)	6,290	74,159
iShares® U.S. Oil & Gas Exploration & Production ETF (x)	3,860	218,939
Multimanager Core Bond Portfolio‡	15,472	155,477
SPDR® S&P Emerging Asia Pacific ETF	1,140	85,318
SPDR® S&P Emerging Markets SmallCap ETF	3,805	149,765

Total Investment Companies (90.4%) (Cost $24,760,710)		23,791,097

OTHER EXCHANGE TRADED FUNDS (ETFs):
iShares® Gold Trust (x)*	8,240	105,142
iShares® Silver Trust*	920	16,440

PowerShares DB Gold Fund*	39,250	$1,694,423
PowerShares DB Silver Fund*	13,440	399,706

Total Other Exchange Traded Funds (ETFs) (8.4%) (Cost $2,082,394)		2,215,711

SHORT-TERM INVESTMENTS:
Investment Company (1.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	293,323	293,323

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.3%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $100,001, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $102,000 (xx)	$100,000	100,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $100,001, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $102,000 (xx)	100,000	100,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $140,920, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $143,736 (xx)	140,918	140,918
Mizuho Securities USA, Inc., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $50,001, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.750%, maturing 5/31/17-5/31/23; total market value $51,000 (xx)	50,000	50,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $50,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $51,001 (xx)	50,000	50,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $150,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $153,000 (xx)	150,000	150,000

Total Repurchase Agreements		590,918

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Value (Note 1)

Total Short-Term Investments (3.4%) (Cost $884,241)	$884,241

Total Investments (102.2%) (Cost $27,727,345)	26,891,049
Other Assets Less Liabilities (-2.2%)	(584,026)

Net Assets (100%)	$26,307,023

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $578,478. This was secured by collateral of $590,918 which was received as cash and subsequently invested in short-term investments currently valued at $590,918, as reported in the Portfolio of Investments.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$1,018,846	$161,140	$107,677	$1,280,684	$—	$(468)
AXA Real Estate Portfolio (a)	1,239,705	184,160	247,570	1,298,987	—	(46)
AXA/AB Small Cap Growth Portfolio	1,929,711	306,934	204,981	2,029,531	—	(775)
AXA/Loomis Sayles Growth Portfolio	867,030	140,000	—	1,045,947	—	—
EQ/BlackRock Basic Value Equity Portfolio	1,768,756	291,587	194,084	1,962,855	—	(88)
EQ/Boston Advisors Equity Income Portfolio	882,828	253,221	169,320	967,762	—	(849)
EQ/Emerging Markets Equity PLUS Portfolio	892,705	115,100	76,989	992,705	—	(411)
EQ/GAMCO Mergers and Acquisitions Portfolio	1,377,156	161,140	107,216	1,471,121	—	(7)
EQ/GAMCO Small Company Value Portfolio	1,332,383	253,221	169,560	1,500,585	—	(1,090)
EQ/Global Bond PLUS Portfolio	680,650	92,080	61,251	759,088	—	11
EQ/High Yield Bond Portfolio	299,296	46,040	30,615	332,360	—	16
EQ/Intermediate Government Bond Portfolio	261,891	163,367	289,159	139,445	—	1,367
EQ/International Equity Index Portfolio	907,078	145,794	97,565	918,980	—	(567)
EQ/Invesco Comstock Portfolio	1,289,616	245,547	164,368	1,374,467	—	(1,004)
EQ/JPMorgan Value Opportunities Portfolio	1,031,952	125,000	—	1,173,067	—	—
EQ/MFS International Growth Portfolio	2,069,282	337,627	224,591	2,224,126	—	35
EQ/Morgan Stanley Mid Cap Growth Portfolio	156,880	15,347	10,223	152,392	—	(12)
EQ/PIMCO Global Real Return Portfolio	401,702	61,387	40,831	455,578	—	10
EQ/PIMCO Ultra Short Bond Portfolio	78,883	15,347	10,209	84,571	—	2
EQ/T. Rowe Price Growth Stock Portfolio	1,824,908	322,281	215,260	1,823,697	—	(844)
Multimanager Core Bond Portfolio	141,495	24,631	15,316	155,477	1,611	— #

	$20,452,753	$3,460,951	$2,436,785	$22,143,425	$1,611	$(4,720)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
#	Amount represents less than $0.50.
(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,647,672	$—	$—	$1,647,672
Investment Companies	—	22,143,425	—	22,143,425
Other Exchange Traded Funds (ETFs)	2,215,711	—	—	2,215,711
Short-Term Investments
Investment Companies	293,323	—	—	293,323
Repurchase Agreements	—	590,918	—	590,918

Total Assets	$4,156,706	$22,734,343	$—	$26,891,049

Total Liabilities	$—	$—	$—	$—

Total	$4,156,706	$22,734,343	$—	$26,891,049

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$100,000	$—	$100,000	$(100,000)	$—
Deutsche Bank AG	100,000	—	100,000	(100,000)	—
Merrill Lynch PFS, Inc.	140,918	—	140,918	(140,918)	—
Mizuho Securities USA, Inc.	50,000	—	50,000	(50,000)	—
Natixis	50,000	—	50,000	(50,000)	—
Nomura Securities Co., Ltd.	150,000	—	150,000	(150,000)	—

Total	$590,918	$—	$590,918	$(590,918)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,808,955
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,646,913

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$594,537
Aggregate gross unrealized depreciation	(1,355,248)

Net unrealized depreciation	$(760,711)

Federal income tax cost of investments	$27,651,760

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $23,020,373)	$22,143,425
Unaffiliated Issuers (Cost $4,116,054)	4,156,706
Repurchase Agreements (Cost $590,918)	590,918
Cash	49,000
Receivable from Separate Accounts for Trust shares sold	71,523
Receivable from investment manager	4,334
Security lending income receivable	809
Dividends, interest and other receivables	404
Other assets	277

Total assets	27,017,396

LIABILITIES
Payable on return of securities loaned	590,918
Payable to Separate Accounts for Trust shares redeemed	81,151
Distribution fees payable – Class IB	5,009
Payable for securities purchased	310
Trustees’ fees payable	46
Accrued expenses	32,939

Total liabilities	710,373

NET ASSETS	$26,307,023

Net assets were comprised of:
Paid in capital	$26,699,006
Accumulated undistributed net investment income (loss)	(50,761)
Accumulated undistributed net realized gain (loss) on investments	495,074
Net unrealized appreciation (depreciation) on investments	(836,296)

Net assets	$26,307,023

Class IB
Net asset value, offering and redemption price per share, $24,619,776 / 2,120,884 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.61

Class K
Net asset value, offering and redemption price per share, $1,687,247 / 145,229 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.62

(x)	Includes value of securities on loan of $578,478.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends ($1,611 of dividend income received from affiliates)	$20,761
Interest	149
Securities lending (net)	1,661

Total income	22,571

EXPENSES
Custodian fees	56,936
Distribution fees – Class IB	28,765
Professional fees	21,383
Administrative fees	18,311
Investment management fees	12,213
Printing and mailing expenses	835
Trustees’ fees	292
Miscellaneous	161

Gross expenses	138,896
Less: Waiver from investment manager	(30,524)
Reimbursement from investment manager	(30,741)

Net expenses	77,631

NET INVESTMENT INCOME (LOSS)	(55,060)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($(4,720) of realized gain (loss) from affiliates)	(3,819)
Net change in unrealized appreciation (depreciation) on investments ($666,506 of change in unrealized appreciation (depreciation) from affiliates)	1,222,519

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,218,700

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,163,640

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(55,060)	$140,421
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	(3,819)	547,499
Net change in unrealized appreciation (depreciation) on investments	1,222,519	(1,790,068)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,163,640	(1,102,148)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(174,159)
Class K	—	(13,759)

	—	(187,918)

Distributions from net realized capital gains
Class IB	—	(336,705)
Class K	—	(21,862)

	—	(358,567)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(546,485)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 425,223 and 1,008,273 shares, respectively ]	4,731,725	11,997,915
Capital shares issued in reinvestment of dividends and distributions [ 0 and 45,664 shares, respectively ]	—	510,864
Capital shares repurchased [ (327,388) and (381,981) shares, respectively ]	(3,670,678)	(4,555,033)

Total Class IB transactions	1,061,047	7,953,746

Class K
Capital shares sold [ 27,112 and 33,804 shares, respectively ]	310,011	402,234
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,182 shares, respectively ]	—	35,621
Capital shares repurchased [ (3,368) and (43,894) shares, respectively ]	(37,109)	(533,047)

Total Class K transactions	272,902	(95,192)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,333,949	7,858,554

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,497,589	6,209,921
NET ASSETS:
Beginning of period	23,809,434	17,599,513

End of period (a)	$26,307,023	$23,809,434

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(50,761)	$4,299

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,			August 29, 2012* to December 31, 2012
Class IB		2015	2014	2013
Net asset value, beginning of period	$11.10	$11.90	$11.91	$10.29	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)	0.08	0.18	0.27	0.11
Net realized and unrealized gain (loss) on investments	0.54	(0.60)	0.11	1.59	0.30

Total from investment operations	0.51	(0.52)	0.29	1.86	0.41

Less distributions:
Dividends from net investment income	—	(0.09)	(0.17)	(0.16)	(0.12)
Distributions from net realized gains	—	(0.19)	(0.13)	(0.08)	—	#

Total dividends and distributions	—	(0.28)	(0.30)	(0.24)	(0.12)

Net asset value, end of period	$11.61	$11.10	$11.90	$11.91	$10.29

Total return (b)	4.59%	(4.44)%	2.36%	18.08%	4.14%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$24,620	$22,461	$16,073	$4,911	$262
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%	0.59%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	1.15%	1.32%	2.20%	6.43%	36.02%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.47)%	0.65%	1.52%	2.32%	3.08	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.97)%	(0.02)%	(0.10)%	(3.76)%	(32.59	)%(l)
Portfolio turnover rate (z)^	11%	24%	34%	41%	3%

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,			August 29, 2012* to December 31, 2012
Class K		2015	2014	2013
Net asset value, beginning of period	$11.10	$11.89	$11.91	$10.29	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)	0.09	0.15	0.19	0.12
Net realized and unrealized gain (loss) on investments	0.53	(0.57)	0.16	1.70	0.30

Total from investment operations	0.52	(0.48)	0.31	1.89	0.42

Less distributions:
Dividends from net investment income	—	(0.12)	(0.20)	(0.19)	(0.13)
Distributions from net realized gains	—	(0.19)	(0.13)	(0.08)	—	#

Total dividends and distributions	—	(0.31)	(0.33)	(0.27)	(0.13)

Net asset value, end of period	$11.62	$11.10	$11.89	$11.91	$10.29

Total return (b)	4.68%	(4.11)%	2.53%	18.38%	4.23%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,687	$1,348	$1,527	$981	$261
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.40%	0.40%	0.32%	0.10%	0.10%
Before waivers and reimbursements (a)(f)	0.90%	1.07%	2.06%	7.74%	35.77%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.20)%	0.72%	1.27%	1.64%	3.33	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.70)%	0.05%	(0.47)%	(6.00)%	(32.35	)%(l)
Portfolio turnover rate (z)^	11%	24%	34%	41%	3%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments)
As of June 30, 2016
Alternatives	47.0%
Equity	40.7
Repurchase Agreements	7.5
Fixed Income	4.8

Top 10 Holdings (as a percentage of Total Investments)
As of June 30, 2016
AXA Real Estate Portfolio	15.3%
AXA Natural Resources Portfolio	12.3
PowerShares DB Gold Fund	7.3
EQ/GAMCO Mergers and Acquisitions Portfolio	5.5
AXA/AB Small Cap Growth Portfolio	5.1
EQ/MFS International Growth Portfolio	4.7
EQ/BlackRock Basic Value Equity Portfolio	4.5
EQ/T. Rowe Price Growth Stock Portfolio	4.1
EQ/GAMCO Small Company Value Portfolio	3.6
iShares® International Developed Property ETF	3.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IB
Actual	$1,000.00	$1,074.20	$3.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.63	3.27
Class K
Actual	1,000.00	1,075.38	2.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.87	2.01

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.65% and 0.40%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	65,941	$494,616
AXA Real Estate Portfolio‡	54,536	611,361
AXA/AB Small Cap Growth Portfolio‡	11,936	204,747
AXA/Loomis Sayles Growth Portfolio‡	17,613	113,055
EQ/BlackRock Basic Value Equity Portfolio‡	8,675	181,532
EQ/Boston Advisors Equity Income Portfolio‡	14,636	84,558
EQ/Emerging Markets Equity PLUS Portfolio‡	11,213	87,941
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	16,743	219,542
EQ/GAMCO Small Company Value Portfolio‡	2,785	145,293
EQ/Global Bond PLUS Portfolio‡	3,856	36,661
EQ/High Yield Bond Portfolio‡	2,739	25,994
EQ/Intermediate Government Bond Portfolio‡	875	9,235
EQ/International Equity Index Portfolio‡	13,832	111,712
EQ/Invesco Comstock Portfolio‡	8,902	122,528
EQ/JPMorgan Value Opportunities Portfolio‡	7,546	116,920
EQ/MFS International Growth Portfolio‡	28,049	186,346
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	1,679	26,116
EQ/PIMCO Global Real Return Portfolio‡	2,163	21,680
EQ/PIMCO Ultra Short Bond Portfolio‡	725	7,129
EQ/T. Rowe Price Growth Stock Portfolio*‡	4,528	166,053
iShares® China Large-Cap ETF (x)	230	7,871
iShares® International Developed Property ETF (x)	3,460	127,177
iShares® JP Morgan USD Emerging Markets Bond ETF (x)	190	21,878
iShares® MSCI EAFE Small-Cap ETF	990	47,777
iShares® U.S. Oil & Gas Exploration & Production ETF	900	51,049
SPDR® S&P Emerging Asia Pacific ETF	150	11,226
SPDR® S&P Emerging Markets SmallCap ETF	420	16,531

Total Investment Companies (88.6%) (Cost $3,496,470)		3,256,528

OTHER EXCHANGE TRADED FUNDS (ETFs):
PowerShares DB Gold Fund (x)*	6,800	293,556
PowerShares DB Silver Fund*	2,780	82,677

Total Other Exchange Traded Funds (ETFs) (10.3%) (Cost $405,148)		376,233

SHORT-TERM INVESTMENTS:
Investment Company (1.9%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	70,919	70,919

	Principal Amount	Value (Note 1)
Repurchase Agreements (8.2%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $51,726, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $52,760 (xx)	$51,725	$51,725
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $34,139, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $34,822 (xx)	34,139	34,139
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $25,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $25,500 (xx)	25,000	25,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $41,114, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $41,936 (xx)	41,114	41,114
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $100,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $102,001 (xx)	100,000	100,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $50,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $51,000 (xx)	50,000	50,000

Total Repurchase Agreements		301,978

Total Short-Term Investments (10.1%) (Cost $372,897)		372,897

Total Investments (109.0%) (Cost $4,274,515)		4,005,658
Other Assets Less Liabilities (-9.0%)		(331,652)

Net Assets (100%)		$3,674,006

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $295,102. This was secured by collateral of $301,978 which was received as cash and subsequently invested in short-term investments currently valued at $301,978, as reported in the Portfolio of Investments.

The holdings in affiliated Investment Companies are all Class K shares

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$538,888	$25,727	$187,275	$494,616	$—	$(11,610)
AXA Real Estate Portfolio (a)	691,431	34,302	173,911	611,361	—	8,375
AXA/AB Small Cap Growth Portfolio	254,187	13,721	65,241	204,747	—	(2,086)
AXA/Loomis Sayles Growth Portfolio	107,883	30,000	29,327	113,055	—	1,673
EQ/BlackRock Basic Value Equity Portfolio	212,209	12,006	50,979	181,532	—	3,532
EQ/Boston Advisors Equity Income Portfolio	100,476	11,148	28,040	84,558	—	(851)
EQ/Emerging Markets Equity PLUS Portfolio	101,479	4,288	23,400	87,941	—	1,211
EQ/GAMCO Mergers and Acquisitions Portfolio	248,578	28,319	65,357	219,542	—	(329)
EQ/GAMCO Small Company Value Portfolio	168,803	10,719	46,739	145,293	—	(1,711)
EQ/Global Bond PLUS Portfolio	66,298	3,859	38,683	36,661	—	(2,133)
EQ/High Yield Bond Portfolio	30,337	1,715	7,868	25,994	—	(24)
EQ/Intermediate Government Bond Portfolio	18,676	1,286	11,021	9,235	—	63
EQ/International Equity Index Portfolio	140,776	8,576	35,250	111,712	—	(2,028)
EQ/Invesco Comstock Portfolio	150,900	8,147	36,851	122,528	—	210
EQ/JPMorgan Value Opportunities Portfolio	137,594	10,000	33,459	116,920	—	(459)
EQ/MFS International Growth Portfolio	219,528	16,148	54,612	186,346	—	576
EQ/Morgan Stanley Mid Cap Growth Portfolio	34,761	1,287	8,847	26,116	—	(1,064)
EQ/PIMCO Global Real Return Portfolio	36,693	1,715	19,052	21,680	—	(407)
EQ/PIMCO Ultra Short Bond Portfolio	8,800	430	2,173	7,129	—	(12)
EQ/T. Rowe Price Growth Stock Portfolio	181,640	45,719	50,918	166,053	—	110

	$3,449,937	$269,112	$969,003	$2,973,019	$—	$(6,964)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$283,509	$—	$—	$283,509
Investment Companies	—	2,973,019	—	2,973,019
Other Exchange Traded Funds (ETFs)	376,233	—	—	376,233
Short-Term Investments
Investment Companies	70,919	—	—	70,919
Repurchase Agreements	—	301,978	—	301,978

Total Assets	$730,661	$3,274,997	$—	$4,005,658

Total Liabilities	$—	$—	$—	$—

Total	$730,661	$3,274,997	$—	$4,005,658

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$51,725	$—	$51,725	$(51,725)	$—
Deutsche Bank AG	34,139	—	34,139	(34,139)	—
HSBC Securities, Inc.	25,000	—	25,000	(25,000)	—
Merrill Lynch PFS, Inc.	41,114	—	41,114	(41,114)	—
Natixis	100,000	—	100,000	(100,000)	—
Nomura Securities Co., Ltd.	50,000	—	50,000	(50,000)	—

Total	$301,978	$—	$301,978	$(301,978)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$301,831
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,189,464

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$97,451
Aggregate gross unrealized depreciation	(401,253)

Net unrealized depreciation	$(303,802)

Federal income tax cost of investments	$4,309,460

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $3,180,208)	$2,973,019
Unaffiliated Issuers (Cost $792,329)	730,661
Repurchase Agreements (Cost $301,978)	301,978
Cash	11,522
Receivable from investment manager	9,415
Security lending income receivable	293
Dividends, interest and other receivables	17
Other assets	51

Total assets	4,026,956

LIABILITIES
Payable on return of securities loaned	301,978
Distribution fees payable – Class IB	533
Payable to Separate Accounts for Trust shares redeemed	20
Trustees’ fees payable	13
Accrued expenses	50,406

Total liabilities	352,950

NET ASSETS	$3,674,006

Net assets were comprised of:
Paid in capital	$3,958,257
Accumulated undistributed net investment income (loss)	(1,004)
Accumulated undistributed net realized gain (loss) on investments	(14,390)
Net unrealized appreciation (depreciation) on investments	(268,857)

Net assets	$3,674,006

Class IB
Net asset value, offering and redemption price per share, $2,641,595 / 289,668 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.12

Class K
Net asset value, offering and redemption price per share, $1,032,411 / 113,059 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.13

(x)	Includes value of securities on loan of $295,102.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends	$5,297
Interest	35
Securities lending (net)	417

Total income	5,749

EXPENSES
Custodian fees	46,322
Professional fees	21,178
Administrative fees	3,216
Distribution fees – Class IB	3,032
Investment management fees	2,145
Printing and mailing expenses	148
Trustees’ fees	52
Miscellaneous	180

Gross expenses	76,273
Less: Waiver from investment manager	(5,361)
Reimbursement from investment manager	(59,296)

Net expenses	11,616

NET INVESTMENT INCOME (LOSS)	(5,867)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($(6,964) of realized gain (loss) from affiliates)	(25,135)
Net change in unrealized appreciation (depreciation) on investments ($222,973 of change in unrealized appreciation (depreciation) from affiliates)	355,016

NET REALIZED AND UNREALIZED GAIN (LOSS)	329,881

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$324,014

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(5,867)	$33,445
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	(25,135)	65,633
Net change in unrealized appreciation (depreciation) on investments	355,016	(398,020)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	324,014	(298,942)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(20,319)
Class K	—	(21,336)

	—	(41,655)

Distributions from net realized capital gains
Class IB	—	(88,246)
Class K	—	(75,683)

	—	(163,929)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(205,584)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 20,324 and 20,828 shares, respectively ]	168,266	189,815
Capital shares issued in reinvestment of dividends and distributions [ 0 and 12,654 shares, respectively ]	—	108,565
Capital shares repurchased [ (1,440) and (5,210) shares, respectively ]	(12,794)	(49,959)

Total Class IB transactions	155,472	248,421

Class K
Capital shares issued in reinvestment of dividends and distributions [ 0 and 11,294 shares, respectively ]	—	97,019
Capital shares repurchased [ (110,151) and 0 shares, respectively ]	(1,000,000)	—

Total Class K transactions	(1,000,000)	97,019

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(844,528)	345,440

TOTAL INCREASE (DECREASE) IN NET ASSETS	(520,514)	(159,086)
NET ASSETS:
Beginning of period	4,194,520	4,353,606

End of period (a)	$3,674,006	$4,194,520

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,004)	$4,863

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,		October 28, 2013* to December 31, 2013
Class IB		2015	2014
Net asset value, beginning of period	$8.49	$9.58	$9.68	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)	0.06	0.15	0.11
Net realized and unrealized gain (loss) on investments	0.65	(0.71)	0.01 †	(0.16)

Total from investment operations	0.63	(0.65)	0.16	(0.05)

Less distributions:
Dividends from net investment income	—	(0.08)	(0.26)	(0.17)
Distributions from net realized gains	—	(0.36)	—	(0.10)

Total dividends and distributions	—	(0.44)	(0.26)	(0.27)

Net asset value, end of period	$9.12	$8.49	$9.58	$9.68

Total return (b)	7.42%	(6.87)%	1.69%	(0.47)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,642	$2,299	$2,323	$2,010
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%	0.56%	0.35%
Before waivers and reimbursements (a)(f)	3.67%	4.56%	5.06%	4.16%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.38)%	0.67%	1.53%	6.41	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.40)%	(3.24)%	(2.97)%	2.59	%(l)
Portfolio turnover rate (z)^	7%	15%	12%	1%

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,		October 28, 2013* to December 31, 2013
Class K		2015	2014
Net asset value, beginning of period	$8.49	$9.58	$9.68	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)	0.08	0.17	0.11
Net realized and unrealized gain (loss) on investments	0.65	(0.71)	0.02 †	(0.16)

Total from investment operations	0.64	(0.63)	0.19	(0.05)

Less distributions:
Dividends from net investment income	—	(0.10)	(0.29)	(0.17)
Distributions from net realized gains	—	(0.36)	—	(0.10)

Total dividends and distributions	—	(0.46)	(0.29)	(0.27)

Net asset value, end of period	$9.13	$8.49	$9.58	$9.68

Total return (b)	7.54%	(6.65)%	1.95%	(0.43)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,032	$1,895	$2,030	$1,992
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.40%	0.40%	0.30%	0.10%
Before waivers and reimbursements (a)(f)	3.41%	4.29%	4.71%	3.89%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.13)%	0.88%	1.68%	6.62	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.14)%	(3.01)%	(2.73)%	2.84	%(l)
Portfolio turnover rate (z)^	7%	15%	12%	1%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments)
As of June 30, 2016
Alternatives	67.3%
Equity	17.1
Repurchase Agreements	11.0
Fixed Income	4.6

Top 10 Holdings (as a percentage of Total Investments)
As of June 30, 2016
AXA Real Estate Portfolio	19.9%
AXA Natural Resources Portfolio	19.7
EQ/GAMCO Mergers and Acquisitions Portfolio	11.2
PowerShares DB Gold Fund	7.3
Nomura Securities Co., Ltd.	4.7
iShares® International Developed Property ETF	4.7
PowerShares DB Silver Fund	2.3
iShares® U.S. Oil & Gas Exploration & Production ETF	2.2
EQ/MFS International Growth Portfolio	2.0
AXA/AB Small Cap Growth Portfolio	1.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IB
Actual	$1,000.00	$1,101.36	$3.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.63	3.27
Class K
Actual	1,000.00	1,103.83	2.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.87	2.01

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.65% and 0.40%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	111,604	$837,125
AXA Real Estate Portfolio‡	75,339	844,568
AXA/AB Small Cap Growth Portfolio‡	4,740	81,312
AXA/Loomis Sayles Growth Portfolio‡	8,605	55,237
EQ/BlackRock Basic Value Equity Portfolio‡	3,814	79,807
EQ/Boston Advisors Equity Income Portfolio‡	6,002	34,679
EQ/Emerging Markets Equity PLUS Portfolio‡	4,228	33,156
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	36,423	477,583
EQ/GAMCO Small Company Value Portfolio‡	1,363	71,114
EQ/Global Bond PLUS Portfolio‡	3,853	36,630
EQ/High Yield Bond Portfolio‡	2,812	26,690
EQ/Intermediate Government Bond Portfolio‡	455	4,806
EQ/International Equity Index Portfolio‡	5,563	44,932
EQ/Invesco Comstock Portfolio‡	3,888	53,509
EQ/JPMorgan Value Opportunities Portfolio‡	3,431	53,155
EQ/MFS International Growth Portfolio‡	12,604	83,738
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	870	13,536
EQ/PIMCO Global Real Return Portfolio‡	2,226	22,314
EQ/PIMCO Ultra Short Bond Portfolio‡	731	7,189
EQ/T. Rowe Price Growth Stock Portfolio*‡	2,112	77,460
iShares® China Large-Cap ETF (x)	140	4,791
iShares® International Developed Property ETF (x)	5,410	198,852
iShares® JP Morgan USD Emerging Markets Bond ETF (x)	200	23,030
iShares® MSCI EAFE Small-Cap ETF	420	20,269
iShares® U.S. Oil & Gas Exploration & Production ETF (x)	1,620	91,886
SPDR® S&P Emerging Asia Pacific ETF	100	7,484
SPDR® S&P Emerging Markets SmallCap ETF	310	12,202

Total Investment Companies (87.8%) (Cost $3,614,195)		3,297,054

OTHER EXCHANGE TRADED FUNDS (ETFs):
PowerShares DB Gold Fund (x)*	7,190	310,392
PowerShares DB Silver Fund*	3,310	98,440

Total Other Exchange Traded Funds (ETFs) (10.9%) (Cost $447,425)		408,832

SHORT-TERM INVESTMENTS:
Investment Company (2.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	77,090	77,090

	Principal Amount	Value (Note 1)
Repurchase Agreements (12.4%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $56,666, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $57,798 (xx)	$56,665	$56,665
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $37,399, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $38,147 (xx)	37,399	37,399
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $50,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $51,000 (xx)	50,000	50,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $72,301, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $73,746 (xx)	72,300	72,300
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $50,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $51,001 (xx)	50,000	50,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $200,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $204,000 (xx)	200,000	200,000

Total Repurchase Agreements		466,364

Total Short-Term Investments (14.5%) (Cost $543,454)		543,454

Total Investments (113.2%) (Cost $4,605,074)		4,249,340
Other Assets Less Liabilities (-13.2%)		(496,007)

Net Assets (100%)		$3,753,333

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $455,935. This was secured by collateral of $466,364 which was received as cash and subsequently invested in short-term investments currently valued at $466,364, as reported in the Portfolio of Investments.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$883,808	$92,674	$332,326	$837,125	$—	$(12,949)
AXA Real Estate Portfolio (a)	950,734	65,674	253,533	844,568	—	11,044
AXA/AB Small Cap Growth Portfolio	101,142	8,065	29,120	81,312	—	(1,285)
AXA/Loomis Sayles Growth Portfolio	59,026	9,400	14,564	55,237	—	436
EQ/BlackRock Basic Value Equity Portfolio	92,743	7,489	23,929	79,807	—	1,561
EQ/Boston Advisors Equity Income Portfolio	36,342	11,913	13,612	34,679	—	33
EQ/Emerging Markets Equity PLUS Portfolio	38,760	1,728	9,399	33,156	—	437
EQ/GAMCO Mergers and Acquisitions Portfolio	517,841	92,556	148,024	477,583	—	938
EQ/GAMCO Small Company Value Portfolio	82,927	7,489	25,361	71,114	—	(870)
EQ/Global Bond PLUS Portfolio	56,092	5,185	28,848	36,630	—	(939)
EQ/High Yield Bond Portfolio	35,470	2,304	13,597	26,690	—	(515)
EQ/Intermediate Government Bond Portfolio	29,302	1,152	25,884	4,806	—	107
EQ/International Equity Index Portfolio	56,903	4,609	15,714	44,932	—	(951)
EQ/Invesco Comstock Portfolio	65,747	5,185	17,562	53,509	—	47
EQ/JPMorgan Value Opportunities Portfolio	58,860	8,800	15,006	53,155	—	(206)
EQ/MFS International Growth Portfolio	101,388	7,489	28,521	83,738	—	(1,030)
EQ/Morgan Stanley Mid Cap Growth Portfolio	17,876	1,152	4,890	13,536	—	(499)
EQ/PIMCO Global Real Return Portfolio	35,738	2,304	18,031	22,314	—	(249)
EQ/PIMCO Ultra Short Bond Portfolio	8,896	577	2,360	7,189	—	(14)
EQ/T. Rowe Price Growth Stock Portfolio	82,410	25,889	26,889	77,460	—	(399)

	$3,312,005	$361,634	$1,047,170	$2,938,540	$—	$(5,303)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$358,514	$—	$—	$358,514
Investment Companies	—	2,938,540	—	2,938,540
Other Exchange Traded Funds (ETFs)	408,832	—	—	408,832
Short-Term Investments
Investment Companies	77,090	—	—	77,090
Repurchase Agreements	—	466,364	—	466,364

Total Assets	$844,436	$3,404,904	$—	$4,249,340

Total Liabilities	$—	$—	$—	$—

Total	$844,436	$3,404,904	$—	$4,249,340

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$56,665	$—	$56,665	$(56,665)	$—
Deutsche Bank AG	37,399	—	37,399	(37,399)	—
HSBC Securities, Inc.	50,000	—	50,000	(50,000)	—
Merrill Lynch PFS, Inc.	72,300	—	72,300	(72,300)	—
Natixis	50,000	—	50,000	(50,000)	—
Nomura Securities Co., Ltd.	200,000	—	200,000	(200,000)	—

Total	$466,364	$—	$466,364	$(466,364)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$410,703
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,317,682

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$86,935
Aggregate gross unrealized depreciation	(471,011)

Net unrealized depreciation	$(384,076)

Federal income tax cost of investments	$4,633,416

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $3,199,150)	$2,938,540
Unaffiliated Issuers (Cost $939,560)	844,436
Repurchase Agreements (Cost $466,364)	466,364
Cash	11,582
Receivable from investment manager	9,536
Security lending income receivable	342
Dividends, interest and other receivables	17
Other assets	49

Total assets	4,270,866

LIABILITIES
Payable on return of securities loaned	466,364
Distribution fees payable – Class IB	557
Payable to Separate Accounts for Trust shares redeemed	26
Trustees’ fees payable	13
Accrued expenses	50,573

Total liabilities	517,533

NET ASSETS	$3,753,333

Net assets were comprised of:
Paid in capital	$4,145,982
Accumulated undistributed net investment income (loss)	2,179
Accumulated undistributed net realized gain (loss) on investments	(39,094)
Net unrealized appreciation (depreciation) on investments	(355,734)

Net assets	$3,753,333

Class IB
Net asset value, offering and redemption price per share, $2,775,018 / 311,295 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.91

Class K
Net asset value, offering and redemption price per share, $978,315 / 109,614 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.93

(x)	Includes value of securities on loan of $455,935.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends	$6,473
Interest	40
Securities lending (net)	570

Total income	7,083

EXPENSES
Custodian fees	46,463
Professional fees	21,178
Administrative fees	3,231
Distribution fees – Class IB	3,140
Investment management fees	2,155
Printing and mailing expenses	149
Trustees’ fees	53
Miscellaneous	180

Gross expenses	76,549
Less: Waiver from investment manager	(5,386)
Reimbursement from investment manager	(59,397)

Net expenses	11,766

NET INVESTMENT INCOME (LOSS)	(4,683)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($(5,303) of realized gain (loss) from affiliates)	(27,162)
Net change in unrealized appreciation (depreciation) on investments ($312,071 of change in unrealized appreciation (depreciation) from affiliates)	465,023

NET REALIZED AND UNREALIZED GAIN (LOSS)	437,861

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$433,178

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(4,683)	$39,223
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	(27,162)	46,239
Net change in unrealized appreciation (depreciation) on investments	465,023	(500,091)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	433,178	(414,629)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(27,776)
Class K	—	(25,616)

	—	(53,392)

Distributions from net realized capital gains
Class IB	—	(70,956)
Class K	—	(54,867)

	—	(125,823)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(179,215)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 30,088 and 24,630 shares, respectively ]	249,357	222,289
Capital shares issued in reinvestment of dividends and distributions [ 0 and 12,012 shares, respectively ]	—	98,732
Capital shares repurchased [ (12,579) and (4,438) shares, respectively ]	(106,082)	(41,581)

Total Class IB transactions	143,275	279,440

Class K
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,784 shares, respectively ]	—	80,483
Capital shares repurchased [ (113,100) and 0 shares, respectively ]	(1,000,000)	—

Total Class K transactions	(1,000,000)	80,483

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(856,725)	359,923

TOTAL INCREASE (DECREASE) IN NET ASSETS	(423,547)	(233,921)
NET ASSETS:
Beginning of period	4,176,880	4,410,801

End of period (a)	$3,753,333	$4,176,880

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$2,179	$6,862

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,		October 28, 2013* to December 31, 2013
Class IB		2015	2014
Net asset value, beginning of period	$8.09	$9.30	$9.56	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)	0.07	0.19	0.11
Net realized and unrealized gain (loss) on investments	0.83	(0.92)	(0.15)	(0.28)

Total from investment operations	0.82	(0.85)	0.04	(0.17)

Less distributions:
Dividends from net investment income	—	(0.10)	(0.30)	(0.17)
Distributions from net realized gains	—	(0.26)	—	(0.06)
Return of capital	—	—	—	(0.04)

Total dividends and distributions	—	(0.36)	(0.30)	(0.27)

Net asset value, end of period	$8.91	$8.09	$9.30	$9.56

Total return (b)	10.14%	(9.24)%	0.38%	(1.66)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,775	$2,376	$2,432	$1,981
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%	0.56%	0.35%
Before waivers and reimbursements (a)(f)	3.66%	4.52%	5.01%	4.20%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.32)%	0.80%	1.88%	6.50	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.33)%	(3.07)%	(2.56)%	2.64	%(l)
Portfolio turnover rate (z)^	10%	13%	11%	1%

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,		October 28, 2013* to December 31, 2013
Class K		2015	2014
Net asset value, beginning of period	$8.09	$9.30	$9.56	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	— #	0.09	0.19	0.11
Net realized and unrealized gain (loss) on investments	0.84	(0.92)	(0.13)	(0.27)

Total from investment operations	0.84	(0.83)	0.06	(0.16)

Less distributions:
Dividends from net investment income	—	(0.12)	(0.32)	(0.18)
Distributions from net realized gains	—	(0.26)	—	(0.06)
Return of capital	—	—	—	(0.04)

Total dividends and distributions	—	(0.38)	(0.32)	(0.28)

Net asset value, end of period	$8.93	$8.09	$9.30	$9.56

Total return (b)	10.38%	(9.01)%	0.64%	(1.61)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$978	$1,801	$1,979	$1,967
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.40%	0.40%	0.30%	0.10%
Before waivers and reimbursements (a)(f)	3.40%	4.24%	4.61%	3.95%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.07)%	1.01%	1.95%	6.73	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.07)%	(2.83)%	(2.36)%	2.88	%(l)
Portfolio turnover rate (z)^	10%	13%	11%	1%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments)
As of June 30, 2016
Fixed Income	89.3%
Equity	10.7

Top Holdings (as a percentage of Total Investments)
As of June 30, 2016
EQ/Intermediate Government Bond Portfolio	89.3%
AXA 500 Managed Volatility Portfolio	6.4
AXA 2000 Managed Volatility Portfolio	2.0
AXA International Managed Volatility Portfolio	1.7
AXA 400 Managed Volatility Portfolio	0.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IB
Actual	$1,000.00	$1,024.44	$2.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.47	2.42

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.48%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	395,160	$6,901,827
AXA 400 Managed Volatility Portfolio‡	104,759	2,129,779
AXA 500 Managed Volatility Portfolio‡	1,151,997	22,484,539
AXA International Managed Volatility Portfolio‡	550,060	6,137,309
EQ/Intermediate Government Bond Portfolio‡	29,624,179	312,759,054

Total Investments (99.9%) (Cost $342,428,649)		350,412,508
Other Assets Less Liabilities (0.1%)		521,755

Net Assets (100%)		$350,934,263

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$876,835	$28,102,057	$22,953,207	$6,901,827	$—	$1,610,999
AXA 400 Managed Volatility Portfolio	257,951	8,029,159	6,433,605	2,129,779	—	584,740
AXA 500 Managed Volatility Portfolio	3,335,205	100,364,488	83,166,699	22,484,539	—	5,562,610
AXA International Managed Volatility Portfolio	777,023	24,087,477	19,082,056	6,137,309	—	772,979
EQ/Intermediate Government Bond Portfolio	45,411,031	1,453,048,621	1,190,525,463	312,759,054	—	776,583

	$50,658,045	$1,613,631,802	$1,322,161,030	$350,412,508	$—	$9,307,911

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$350,412,508	$—	$350,412,508

Total Assets	$—	$350,412,508	$—	$350,412,508

Total Liabilities	$—	$—	$—	$—

Total	$—	$350,412,508	$—	$350,412,508

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,613,631,802
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,331,468,941

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,978,793
Aggregate gross unrealized depreciation	(18,585)

Net unrealized appreciation	$7,960,208

Federal income tax cost of investments	$342,452,300

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $342,428,649)	$350,412,508
Receivable from Separate Accounts for Trust shares sold	856,187
Receivable from investment manager	13,368
Dividends, interest and other receivables	1,225
Other assets	55,430

Total assets	351,338,718

LIABILITIES
Overdraft payable	177,195
Payable to Separate Accounts for Trust shares redeemed	129,918
Distribution fees payable – Class IB	61,639
Accrued expenses	35,703

Total liabilities	404,455

NET ASSETS	$350,934,263

Net assets were comprised of:
Paid in capital	$334,775,755
Accumulated undistributed net investment income (loss)	(1,287,309)
Accumulated undistributed net realized gain (loss) on investments	9,461,958
Net unrealized appreciation (depreciation) on investments	7,983,859

Net assets	$350,934,263

Class IB
Net asset value, offering and redemption price per share, $350,934,263 / 33,482,805 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.48

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends	$21,299
Interest	133

Total income	21,432

EXPENSES
Distribution fees – Class IB	680,096
Administrative fees	407,979
Investment management fees	272,035
Custodian fees	76,908
Professional fees	27,529
Printing and mailing expenses	19,884
Trustees’ fees	6,448
Miscellaneous	5,102

Gross expenses	1,495,981
Less: Waiver from investment manager	(187,133)

Net expenses	1,308,848

NET INVESTMENT INCOME (LOSS)	(1,287,416)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	9,307,911
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	8,283,691

NET REALIZED AND UNREALIZED GAIN (LOSS)	17,591,602

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,304,186

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,287,416)	$215,059
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	9,307,911	260,223
Net change in unrealized appreciation (depreciation) on investments	8,283,691	(354,233)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	16,304,186	121,049

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(251,891)
Distributions from net realized capital gains
Class IB	—	(82,677)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(334,568)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 156,933,817 and 8,478,135 shares, respectively ]	1,610,283,701	87,625,508
Capital shares issued in reinvestment of dividends and distributions [ 0 and 32,617 shares, respectively ]	—	334,568
Capital shares repurchased [ (128,453,516) and (4,250,310) shares, respectively ]	(1,326,853,287)	(44,200,320)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	283,430,414	43,759,756

TOTAL INCREASE (DECREASE) IN NET ASSETS	299,734,600	43,546,237
NET ASSETS:
Beginning of period	51,199,663	7,653,426

End of period (a)	$350,934,263	$51,199,663

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,287,309)	$107

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,								September 28, 2011* to December 31, 2011
Class IB			2015		2014		2013		2012
Net asset value, beginning of period	$10.23		$10.31		$10.21		$10.14		$10.04		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.12		0.04		0.01		0.06		0.04
Net realized and unrealized gain (loss) on investments	0.27		(0.12)		0.16		0.12		0.19		0.04

Total from investment operations	0.25		—	#	0.20		0.13		0.25		0.08

Less distributions:
Dividends from net investment income	—		(0.06)		(0.05)		(0.04)		(0.04)		(0.04)
Distributions from net realized gains	—		(0.02)		(0.05)		(0.02)		(0.11)		—

Total dividends and distributions	—		(0.08)		(0.10)		(0.06)		(0.15)		(0.04)

Net asset value, end of period	$10.48		$10.23		$10.31		$10.21		$10.14		$10.04

Total return (b)	2.44%		(0.02)%		1.89%		1.29%		2.49%		0.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$350,934		$51,200		$7,653		$5,354		$299		$101
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.48	%(j)	0.48	%(j)	0.47	%(j)	0.47	%(j)	0.42	%(j)	0.81	%(j)
Before waivers and reimbursements (a)(f)	0.55%		1.00%		2.02%		2.87%		52.57%		126.79%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.47)%		1.14%		0.36%		0.09%		0.58%		1.57	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.54)%		0.62%		(1.19)%		(2.32)%		(51.57)%		(124.42	)%(l)
Portfolio turnover rate (z)^	261%		208%		25%		21%		553%		99%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.95%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA CONSERVATIVE STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments)
As of June 30, 2016
Fixed Income	79.3%
Equity	20.7

Top Holdings (as a percentage of Total Investments)
As of June 30, 2016
EQ/Intermediate Government Bond Portfolio	35.8%
EQ/Core Bond Index Portfolio	32.1
AXA 500 Managed Volatility Portfolio	13.1
AXA/AB Short Duration Government Bond Portfolio	11.4
AXA 2000 Managed Volatility Portfolio	3.8
AXA International Managed Volatility Portfolio	3.2
AXA 400 Managed Volatility Portfolio	0.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IB
Actual	$1,000.00	$1,025.60	$2.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.61	2.28

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.45%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	1,977,570	$34,540,055
AXA 400 Managed Volatility Portfolio‡	290,012	5,895,999
AXA 500 Managed Volatility Portfolio‡	6,204,689	121,102,423
AXA International Managed Volatility Portfolio‡	2,604,214	29,056,563
AXA/AB Short Duration Government Bond Portfolio*‡	10,598,414	105,360,637
EQ/Core Bond Index Portfolio‡	28,865,724	295,726,766
EQ/Intermediate Government Bond Portfolio‡	31,235,754	329,773,362

Total Investment Companies (100.2%) (Cost $875,666,626)		921,455,805

Total Investments (100.2%) (Cost $875,666,626)		$921,455,805
Other Assets Less Liabilities (-0.2%)		(1,633,119)

Net Assets (100%)		$919,822,686

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$29,348,904	$6,838,297	$2,832,908	$34,540,055	$—	$11,720
AXA 400 Managed Volatility Portfolio	5,589,181	767,659	890,021	5,895,999	—	(1,096)
AXA 500 Managed Volatility Portfolio	105,545,526	18,794,324	7,937,897	121,102,423	—	10,860
AXA International Managed Volatility Portfolio	25,750,870	5,070,638	755,838	29,056,563	—	(135)
AXA/AB Short Duration Government Bond Portfolio	100,517,194	13,817,870	9,444,685	105,360,637	—	(4,028)
EQ/Core Bond Index Portfolio	260,416,063	34,918,151	10,013,040	295,726,766	—	(75)
EQ/Intermediate Government Bond Portfolio	292,672,088	40,547,653	11,698,675	329,773,362	—	(259)

	$819,839,826	$120,754,592	$43,573,064	$921,455,805	$—	$16,987

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$921,455,805	$—	$921,455,805

Total Assets	$—	$921,455,805	$—	$921,455,805

Total Liabilities	$—	$—	$—	$—

Total	$—	$921,455,805	$—	$921,455,805

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$120,754,592
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$43,590,051

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,048,703
Aggregate gross unrealized depreciation	(1,320,719)

Net unrealized appreciation	$45,727,984

Federal income tax cost of investments	$875,727,821

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value
Affiliated Issuers (Cost $875,666,626)	$921,455,805
Receivable from Separate Accounts for Trust shares sold	640,449
Dividends, interest and other receivables	370
Other assets	9,897

Total assets	922,106,521

LIABILITIES
Overdraft payable	916,815
Payable to Separate Accounts for Trust shares redeemed	1,006,129
Distribution fees payable – Class IB	184,617
Administrative fees payable	110,633
Investment management fees payable	22,464
Trustees’ fees payable	1,706
Accrued expenses	41,471

Total liabilities	2,283,835

NET ASSETS	$919,822,686

Net assets were comprised of:
Paid in capital	$873,773,596
Accumulated undistributed net investment income (loss)	(1,918,854)
Accumulated undistributed net realized gain (loss) on investments	2,178,765
Net unrealized appreciation (depreciation) on investments	45,789,179

Net assets	$919,822,686

Class IB
Net asset value, offering and redemption price per share, $919,822,686 / 76,500,515 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.02

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Interest	$3,040
Dividends	1,875

Total income	4,915

EXPENSES
Distribution fees – Class IB	1,068,067
Administrative fees	640,581
Investment management fees	427,220
Professional fees	29,921
Printing and mailing expenses	29,413
Custodian fees	17,728
Trustees’ fees	10,270
Miscellaneous	7,068

Gross expenses	2,230,268
Less: Waiver from investment manager	(293,364)

Net expenses	1,936,904

NET INVESTMENT INCOME (LOSS)	(1,931,989)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	16,987
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	24,434,451

NET REALIZED AND UNREALIZED GAIN (LOSS)	24,451,438

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,519,449

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,931,989)	$5,081,491
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	16,987	4,489,230
Net change in unrealized appreciation (depreciation) on investments	24,434,451	(11,270,352)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	22,519,449	(1,699,631)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(6,693,562)
Distributions from net realized capital gains
Class IB	—	(1,106,425)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(7,799,987)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 13,870,282 and 21,449,619 shares, respectively ]	163,660,818	255,342,013
Capital shares issued in reinvestment of dividends and distributions [ 0 and 663,722 shares, respectively ]	—	7,799,987
Capital shares repurchased [ (7,315,783) and (13,697,968) shares, respectively ]	(86,092,194)	(163,164,456)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	77,568,624	99,977,544

TOTAL INCREASE (DECREASE) IN NET ASSETS	100,088,073	90,477,926
NET ASSETS:
Beginning of period	819,734,613	729,256,687

End of period (a)	$919,822,686	$819,734,613

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,918,854)	$13,135

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Class IB			2015		2014		2013		2012		2011
Net asset value, beginning of period	$11.72		$11.85		$11.73		$11.39		$10.99		$11.21

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.08		0.06		0.05		0.09		0.18
Net realized and unrealized gain (loss) on investments	0.33		(0.09)		0.24		0.45		0.40		(0.10)

Total from investment operations	0.30		(0.01)		0.30		0.50		0.49		0.08

Less distributions:
Dividends from net investment income	—		(0.10)		(0.09)		(0.12)		(0.09)		(0.15)
Distributions from net realized gains	—		(0.02)		(0.09)		(0.04)		—		(0.15)

Total dividends and distributions	—		(0.12)		(0.18)		(0.16)		(0.09)		(0.30)

Net asset value, end of period	$12.02		$11.72		$11.85		$11.73		$11.39		$10.99

Total return (b)	2.56%		(0.15)%		2.58%		4.42%		4.47%		0.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$919,823		$819,735		$729,257		$633,456		$513,712		$310,374
Ratio of expenses to average net assets:
After waivers (a)(f)	0.45	%(j)	0.45	%(j)	0.44	%(j)	0.43	%(j)	0.43	%(j)	0.41	%(j)
Before waivers (a)(f)	0.52%		0.52%		0.53%		0.54%		0.55%		0.56%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.45)%		0.65%		0.50%		0.43%		0.84%		1.62%
Before waivers (a)(f)(x)	(0.52)%		0.58%		0.41%		0.33%		0.72%		1.47%
Portfolio turnover rate (z)^	5%		8%		11%		12%		14%		21%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.95%.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments)
As of June 30, 2016
Fixed Income	59.2%
Equity	40.8

Top Holdings (as a percentage of Total Investments)
As of June 30, 2016
EQ/Intermediate Government Bond Portfolio	27.3%
AXA 500 Managed Volatility Portfolio	26.1
EQ/Core Bond Index Portfolio	24.5
AXA 2000 Managed Volatility Portfolio	7.6
AXA/AB Short Duration Government Bond Portfolio	7.3
AXA International Managed Volatility Portfolio	6.3
AXA 400 Managed Volatility Portfolio	0.8
JPMorgan Prime Money Market Fund, Institutional Class Shares	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IB
Actual	$1,000.00	$1,025.86	$2.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.48	2.41

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.48%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	6,436,938	$112,426,991
AXA 400 Managed Volatility Portfolio‡	558,723	11,358,954
AXA 500 Managed Volatility Portfolio‡	19,793,461	386,326,514
AXA International Managed Volatility Portfolio‡	8,357,427	93,248,147
AXA/AB Short Duration Government Bond Portfolio*‡	10,875,053	108,110,755
EQ/Core Bond Index Portfolio‡	35,260,230	361,237,907
EQ/Intermediate Government Bond Portfolio‡	38,268,783	404,024,981

Total Investment Companies (99.9%) (Cost $1,362,140,421)		1,476,734,249

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	822,726	$822,726

Total Short-Term Investment (0.1%) (Cost $822,726)		822,726

Total Investments (100.0%) (Cost $1,362,963,147)		1,477,556,975
Other Assets Less Liabilities (0.0%)		(122,509)

Net Assets (100%)		$1,477,434,466

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$100,039,180	$18,864,067	$9,785,965	$112,426,991	$—	$33,710
AXA 400 Managed Volatility Portfolio	11,663,711	999,235	2,133,358	11,358,954	—	(40,496)
AXA 500 Managed Volatility Portfolio	359,428,927	42,850,670	29,824,411	386,326,514	—	20,333
AXA International Managed Volatility Portfolio	87,995,064	12,105,215	3,080,227	93,248,147	—	156
AXA/AB Short Duration Government Bond Portfolio	112,102,642	10,242,153	14,764,473	108,110,755	—	(32,646)
EQ/Core Bond Index Portfolio	336,294,098	34,832,584	22,924,065	361,237,907	—	(1,473)
EQ/Intermediate Government Bond Portfolio	380,299,844	39,629,521	26,391,590	404,024,981	—	2,447

	$1,387,823,466	$159,523,445	$108,904,089	$1,476,734,249	$—	$(17,969)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,476,734,249	$—	$1,476,734,249
Short-Term Investments
Investment Companies	822,726	—	—	822,726

Total Assets	$822,726	$1,476,734,249	$—	$1,477,556,975

Total Liabilities	$—	$—	$—	$—

Total	$822,726	$1,476,734,249	$—	$1,477,556,975

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$159,523,445
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$108,886,120

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$120,862,533
Aggregate gross unrealized depreciation	(6,408,301)

Net unrealized appreciation	$114,454,232

Federal income tax cost of investments	$1,363,102,743

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value
Affiliated Issuers (Cost $1,362,140,421)	$1,476,734,249
Unaffiliated Issuers (Cost $822,726)	822,726
Cash	71,000
Receivable from Separate Accounts for Trust shares sold	928,004
Dividends, interest and other receivables	211
Other assets	15,891

Total assets	1,478,572,081

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	534,199
Distribution fees payable – Class IB	300,519
Administrative fees payable	180,089
Investment management fees payable	72,683
Trustees’ fees payable	2,857
Accrued expenses	47,268

Total liabilities	1,137,615

NET ASSETS	$1,477,434,466

Net assets were comprised of:
Paid in capital	$1,359,667,053
Accumulated undistributed net investment income (loss)	(3,301,379)
Accumulated undistributed net realized gain (loss) on investments	6,474,964
Net unrealized appreciation (depreciation) on investments	114,593,828

Net assets	$1,477,434,466

Class IB
Net asset value, offering and redemption price per share, $1,477,434,466 / 109,553,384 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.49

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Interest	$5,038
Dividends	1,388

Total income	6,426

EXPENSES
Distribution fees – Class IB	1,742,036
Administrative fees	1,044,800
Investment management fees	696,804
Printing and mailing expenses	47,921
Professional fees	35,457
Custodian fees	21,383
Trustees’ fees	16,869
Miscellaneous	12,251

Gross expenses	3,617,521
Less: Waiver from investment manager	(278,277)

Net expenses	3,339,244

NET INVESTMENT INCOME (LOSS)	(3,332,818)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	(17,969)
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	38,291,427

NET REALIZED AND UNREALIZED GAIN (LOSS)	38,273,458

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$34,940,640

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,332,818)	$7,764,995
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	(17,969)	13,997,152
Net change in unrealized appreciation (depreciation) on investments	38,291,427	(28,848,243)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	34,940,640	(7,086,096)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(13,215,381)
Distributions from net realized capital gains
Class IB	—	(9,050,891)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(22,266,272)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 12,397,680 and 18,490,468 shares, respectively ]	163,268,553	249,327,773
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,686,838 shares, respectively ]	—	22,266,272
Capital shares repurchased [ (8,306,662) and (10,631,910) shares, respectively ]	(107,852,058)	(143,323,073)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	55,416,495	128,270,972

TOTAL INCREASE (DECREASE) IN NET ASSETS	90,357,135	98,918,604
NET ASSETS:
Beginning of period	1,387,077,331	1,288,158,727

End of period (a)	$1,477,434,466	$1,387,077,331

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(3,301,379)	$31,439

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Class IB			2015		2014		2013		2012		2011
Net asset value, beginning of period	$13.15		$13.43		$13.25		$12.23		$11.50		$11.99

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.08		0.06		0.05		0.09		0.15
Net realized and unrealized gain (loss) on investments	0.37		(0.14)		0.45		1.23		0.73		(0.31)

Total from investment operations	0.34		(0.06)		0.51		1.28		0.82		(0.16)

Less distributions:
Dividends from net investment income	—		(0.13)		(0.14)		(0.21)		(0.09)		(0.14)
Distributions from net realized gains	—		(0.09)		(0.19)		(0.05)		—		(0.19)

Total dividends and distributions	—		(0.22)		(0.33)		(0.26)		(0.09)		(0.33)

Net asset value, end of period	$13.49		$13.15		$13.43		$13.25		$12.23		$11.50

Total return (b)	2.59%		(0.48)%		3.81%		10.54%		7.17%		(1.32)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,477,434		$1,387,077		$1,288,159		$1,078,231		$748,775		$466,319
Ratio of expenses to average net assets:
After waivers (a)(f)	0.48	%(j)	0.48	%(j)	0.46	%(j)	0.45	%(j)	0.45	%(j)	0.43	%(j)
Before waivers (a)(f)	0.52%		0.52%		0.52%		0.53%		0.54%		0.54%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.48)%		0.57%		0.47%		0.38%		0.71%		1.22%
Before waivers (a)(f)(x)	(0.52)%		0.53%		0.41%		0.30%		0.62%		1.11%
Portfolio turnover rate (z)^	8%		5%		7%		7%		13%		19%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00%.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA BALANCED STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments)
As of June 30, 2016
Equity	51.0%
Fixed Income	49.0

Top Holdings (as a percentage of Total Investments)
As of June 30, 2016
AXA 500 Managed Volatility Portfolio	32.6%
EQ/Intermediate Government Bond Portfolio	22.6
EQ/Core Bond Index Portfolio	20.2
AXA 2000 Managed Volatility Portfolio	9.5
AXA International Managed Volatility Portfolio	7.9
AXA/AB Short Duration Government Bond Portfolio	6.2
AXA 400 Managed Volatility Portfolio	1.0

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$1,024.66	$2.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.30	2.59
Class IB
Actual	1,000.00	1,024.62	2.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.30	2.60

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.52% and 0.52%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	17,661,391	$308,472,299
AXA 400 Managed Volatility Portfolio‡	1,654,379	33,633,873
AXA 500 Managed Volatility Portfolio‡	54,408,322	1,061,935,433
AXA International Managed Volatility Portfolio‡	22,918,222	255,710,489
AXA/AB Short Duration Government Bond Portfolio*‡	20,189,164	200,703,923
EQ/Core Bond Index Portfolio‡	64,269,890	658,439,281

EQ/Intermediate Government Bond Portfolio‡	69,809,886	$737,022,081

Total Investment Companies (100.0%) (Cost $2,985,654,013)		3,255,917,379

Total Investments (100.0%) (Cost $2,985,654,013)		3,255,917,379
Other Assets Less Liabilities (0.0%)		(1,088,124)

Net Assets (100%)		$3,254,829,255

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$288,083,751	$40,034,637	$27,451,769	$308,472,299	$—	$15,030
AXA 400 Managed Volatility Portfolio	34,145,200	2,171,108	4,952,996	33,633,873	—	35,054
AXA 500 Managed Volatility Portfolio	1,012,770,365	95,611,903	83,485,664	1,061,935,433	—	53,223
AXA International Managed Volatility Portfolio	246,515,361	30,595,086	10,803,373	255,710,489	—	155
AXA/AB Short Duration Government Bond Portfolio	209,283,066	14,763,529	24,305,755	200,703,923	—	(27,008)
EQ/Core Bond Index Portfolio	632,552,355	60,046,609	58,208,785	658,439,281	—	(8,019)
EQ/Intermediate Government Bond Portfolio	712,912,014	69,765,709	65,059,035	737,022,081	—	8,275

	$3,136,262,112	$312,988,581	$274,267,377	$3,255,917,379	$—	$76,710

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,255,917,379	$—	$3,255,917,379

Total Assets	$—	$3,255,917,379	$—	$3,255,917,379

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,255,917,379	$—	$3,255,917,379

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$312,988,581
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$274,344,087

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$291,043,027
Aggregate gross unrealized depreciation	(21,081,319)

Net unrealized appreciation	$269,961,708

Federal income tax cost of investments	$2,985,955,671

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,985,654,013)	$3,255,917,379
Receivable from Separate Accounts for Trust shares sold	1,259,541
Dividends, interest and other receivables	161
Other assets	35,181

Total assets	3,257,212,262

LIABILITIES
Overdraft payable	678,774
Distribution fees payable – Class IB	664,373
Administrative fees payable	398,155
Payable to Separate Accounts for Trust shares redeemed	302,872
Investment management fees payable	271,678
Trustees’ fees payable	6,331
Distribution fees payable – Class IA	38
Accrued expenses	60,786

Total liabilities	2,383,007

NET ASSETS	$3,254,829,255

Net assets were comprised of:
Paid in capital	$2,974,122,145
Accumulated undistributed net investment income (loss)	(7,913,611)
Accumulated undistributed net realized gain (loss) on investments	18,357,355
Net unrealized appreciation (depreciation) on investments	270,263,366

Net assets	$3,254,829,255

Class IA
Net asset value, offering and redemption price per share, $187,567 / 13,275 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.13

Class IB
Net asset value, offering and redemption price per share, $3,254,641,688 / 230,074,925 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.15

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Interest	$11,298
Dividends	1,991

Total income	13,289

EXPENSES
Distribution fees – Class IB	3,873,332
Administrative fees	2,323,206
Investment management fees	1,549,402
Printing and mailing expenses	106,583
Professional fees	53,004
Trustees’ fees	37,658
Custodian fees	22,874
Recoupment fees	8,231
Distribution fees – Class IA	231
Miscellaneous	27,217

Total expenses	8,001,738

NET INVESTMENT INCOME (LOSS)	(7,988,449)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	76,710
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	80,934,063

NET REALIZED AND UNREALIZED GAIN (LOSS)	81,010,773

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$73,022,324

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(7,988,449)	$15,791,080
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	76,710	39,319,111
Net change in unrealized appreciation (depreciation) on investments	80,934,063	(77,785,719)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	73,022,324	(22,675,528)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(1,896)
Class IB	—	(31,158,359)

	—	(31,160,255)

Distributions from net realized capital gains
Class IA	—	(1,570)
Class IB	—	(25,034,022)

	—	(25,035,592)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(56,195,847)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares issued in reinvestment of dividends and distributions [ 0 and 251 shares, respectively ]	—	3,466
Capital shares repurchased [ (458) and (4,422) shares, respectively ]	(6,296)	(63,144)

Total Class IA transactions	(6,296)	(59,678)

Class IB
Capital shares sold [ 21,152,480 and 35,515,008 shares, respectively ]	290,846,634	505,201,425
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,055,774 shares, respectively ]	—	56,192,381
Capital shares repurchased [ (17,975,180) and (15,830,899) shares, respectively ]	(242,547,371)	(224,696,413)

Total Class IB transactions	48,299,263	336,697,393

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	48,292,967	336,637,715

TOTAL INCREASE (DECREASE) IN NET ASSETS	121,315,291	257,766,340
NET ASSETS:
Beginning of period	3,133,513,964	2,875,747,624

End of period (a)	$3,254,829,255	$3,133,513,964

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(7,913,611)	$74,838

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015		2014		2013		2012		2011
Net asset value, beginning of period	$13.79		$14.14		$13.93		$12.55		$11.65		$12.25

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.05		0.05		0.03		0.05		0.18
Net realized and unrealized gain (loss) on investments	0.38		(0.15)		0.57		1.67		0.94		(0.44)

Total from investment operations	0.34		(0.10)		0.62		1.70		0.99		(0.26)

Less distributions:
Dividends from net investment income	—		(0.14)		(0.16)		(0.26)		(0.09)		(0.16)
Distributions from net realized gains	—		(0.11)		(0.25)		(0.06)		—		(0.18)

Total dividends and distributions	—		(0.25)		(0.41)		(0.32)		(0.09)		(0.34)

Net asset value, end of period	$14.13		$13.79		$14.14		$13.93		$12.55		$11.65

Total return (b)	2.47%		(0.68)%		4.44%		13.60%		8.53%		(2.08)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$188		$189		$253		$261		$257		$555
Ratio of expenses to average net assets:
After waivers (a)(f)	0.52	%(j)	0.51	%(j)	0.50	%(j)	0.49	%(j)	0.48	%(j)	0.21	%(k)
Before waivers (a)(f)	0.52%		0.51%		0.52%		0.52%		0.53%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.52)%		0.34%		0.34%		0.20%		0.42%		1.47%
Before waivers (a)(f)(x)	(0.52)%		0.34%		0.32%		0.17%		0.38%		1.40%
Portfolio turnover rate (z)^	9%		4%		7%		6%		12%		15%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Class IB			2015		2014		2013		2012		2011
Net asset value, beginning of period	$13.81		$14.15		$13.95		$12.56		$11.66		$12.27

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.07		0.06		0.04		0.08		0.13
Net realized and unrealized gain (loss) on investments	0.38		(0.16)		0.55		1.67		0.91		(0.42)

Total from investment operations	0.34		(0.09)		0.61		1.71		0.99		(0.29)

Less distributions:
Dividends from net investment income	—		(0.14)		(0.16)		(0.26)		(0.09)		(0.14)
Distributions from net realized gains	—		(0.11)		(0.25)		(0.06)		—		(0.18)

Total dividends and distributions	—		(0.25)		(0.41)		(0.32)		(0.09)		(0.32)

Net asset value, end of period	$14.15		$13.81		$14.15		$13.95		$12.56		$11.66

Total return (b)	2.46%		(0.61)%		4.36%		13.67%		8.52%		(2.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,254,642		$3,133,325		$2,875,494		$2,298,993		$1,475,415		$912,114
Ratio of expenses to average net assets:
After waivers (a)(f)	0.52	%(j)	0.51	%(j)	0.50	%(j)	0.49	%(j)	0.48	%(j)	0.46	%(k)
Before waivers (a)(f)	0.52%		0.51%		0.52%		0.52%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.52)%		0.52%		0.44%		0.32%		0.64%		1.08%
Before waivers (a)(f)(x)	(0.52)%		0.52%		0.42%		0.29%		0.59%		1.01%
Portfolio turnover rate (z)^	9%		4%		7%		6%		12%		15%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.05% for Class IA and 1.05% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.80% for Class IA and 1.05% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA MODERATE GROWTH STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments)
As of June 30, 2016
Equity	61.1%
Fixed Income	38.9

Top Holdings (as a percentage of Total Investments)
As of June 30, 2016
AXA 500 Managed Volatility Portfolio	39.1%
EQ/Intermediate Government Bond Portfolio	17.9
EQ/Core Bond Index Portfolio	16.2
AXA 2000 Managed Volatility Portfolio	11.4
AXA International Managed Volatility Portfolio	9.3
AXA/AB Short Duration Government Bond Portfolio	4.8
AXA 400 Managed Volatility Portfolio	1.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IB
Actual	$1,000.00	$1,023.51	$2.59
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.30	2.59

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.51%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	43,058,707	$752,059,577
AXA 400 Managed Volatility Portfolio‡	4,157,741	84,527,743
AXA 500 Managed Volatility Portfolio‡	132,626,077	2,588,580,688
AXA International Managed Volatility Portfolio‡	55,039,416	614,103,315
AXA/AB Short Duration Government Bond Portfolio*‡	31,910,667	317,229,380
EQ/Core Bond Index Portfolio‡	104,637,987	1,072,006,817
EQ/Intermediate Government Bond Portfolio‡	112,062,116	1,183,102,551

Total Investments (100.1%) (Cost $5,922,497,772)		6,611,610,071
Other Assets Less Liabilities (-0.1%)		(6,310,568)

Net Assets (100%)		$6,605,299,503

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$710,563,207	$85,700,963	$61,587,985	$752,059,577	$—	$(6,265)
AXA 400 Managed Volatility Portfolio	83,953,816	4,981,400	9,991,820	84,527,743	—	127,123
AXA 500 Managed Volatility Portfolio	2,502,961,509	193,595,220	194,902,481	2,588,580,688	—	40,918
AXA International Managed Volatility Portfolio	596,708,916	72,438,864	29,254,674	614,103,315	—	(1,368)
AXA/AB Short Duration Government Bond Portfolio	340,142,024	22,416,298	46,903,297	317,229,380	—	(78,054)
EQ/Core Bond Index Portfolio	1,039,988,825	102,913,995	110,157,101	1,072,006,817	—	(7,671)
EQ/Intermediate Government Bond Portfolio	1,156,756,713	115,446,560	120,442,243	1,183,102,551	—	15,248

	$6,431,075,010	$597,493,300	$573,239,601	$6,611,610,071	$—	$89,931

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$6,611,610,071	$—	$6,611,610,071

Total Assets	$—	$6,611,610,071	$—	$6,611,610,071

Total Liabilities	$—	$—	$—	$—

Total	$—	$6,611,610,071	$—	$6,611,610,071

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$597,493,300
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$573,329,532

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$739,656,397
Aggregate gross unrealized depreciation	(51,095,920)

Net unrealized appreciation	$688,560,477

Federal income tax cost of investments	$5,923,049,594

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value
Affiliated Issuers (Cost $5,922,497,772)	$6,611,610,071
Receivable from Separate Accounts for Trust shares sold	1,668,794
Dividends, interest and other receivables	199
Other assets	70,934

Total assets	6,613,349,998

LIABILITIES
Overdraft payable	2,500,703
Payable to Separate Accounts for Trust shares redeemed	2,752,482
Distribution fees payable – Class IB	1,348,510
Administrative fees payable	808,107
Investment management fees payable	539,396
Trustees’ fees payable	12,627
Accrued expenses	88,670

Total liabilities	8,050,495

NET ASSETS	$6,605,299,503

Net assets were comprised of:
Paid in capital	$5,887,454,414
Accumulated undistributed net investment income (loss)	(15,970,261)
Accumulated undistributed net realized gain (loss) on investments	44,703,051
Net unrealized appreciation (depreciation) on investments	689,112,299

Net assets	$6,605,299,503

Class IB
Net asset value, offering and redemption price per share, $6,605,299,503 / 433,522,460 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.24

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Interest	$23,155
Dividends	2,608

Total income	25,763

EXPENSES
Distribution fees – Class IB	7,868,907
Administrative fees	4,719,452
Investment management fees	3,147,517
Printing and mailing expenses	216,496
Professional fees	85,622
Trustees’ fees	76,713
Custodian fees	38,424
Miscellaneous	56,157

Total expenses	16,209,288

NET INVESTMENT INCOME (LOSS)	(16,183,525)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	89,931
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	156,281,362

NET REALIZED AND UNREALIZED GAIN (LOSS)	156,371,293

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$140,187,768

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(16,183,525)	$31,109,998
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	89,931	96,578,350
Net change in unrealized appreciation (depreciation) on investments	156,281,362	(183,353,082)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	140,187,768	(55,664,734)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(69,164,194)
Distributions from net realized capital gains
Class IB	—	(62,553,686)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(131,717,880)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 35,751,759 and 54,683,205 shares, respectively ]	528,662,762	842,477,370
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,823,754 shares, respectively ]	—	131,717,880
Capital shares repurchased [ (33,906,853) and (26,350,420) shares, respectively ]	(489,134,019)	(404,824,946)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	39,528,743	569,370,304

TOTAL INCREASE (DECREASE) IN NET ASSETS	179,716,511	381,987,690
NET ASSETS:
Beginning of period	6,425,582,992	6,043,595,302

End of period (a)	$6,605,299,503	$6,425,582,992

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(15,970,261)	$213,264

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Class IB			2015		2014		2013		2012		2011
Net asset value, beginning of period	$14.89		$15.32		$15.09		$13.26		$12.15		$12.90

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.08		0.06		0.03		0.07		0.12
Net realized and unrealized gain (loss) on investments	0.39		(0.20)		0.69		2.20		1.13		(0.56)

Total from investment operations	0.35		(0.12)		0.75		2.23		1.20		(0.44)

Less distributions:
Dividends from net investment income	—		(0.16)		(0.18)		(0.32)		(0.09)		(0.13)
Distributions from net realized gains	—		(0.15)		(0.34)		(0.08)		—		(0.18)

Total dividends and distributions	—		(0.31)		(0.52)		(0.40)		(0.09)		(0.31)

Net asset value, end of period	$15.24		$14.89		$15.32		$15.09		$13.26		$12.15

Total return (b)	2.35%		(0.76)%		5.02%		16.86%		9.89%		(3.36)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,605,300		$6,425,583		$6,043,595		$4,976,559		$3,350,669		$2,286,176
Ratio of expenses to average net assets:
After waivers (a)(f)	0.51	%(k)	0.51	%(k)	0.52	%(j)	0.53	%(j)	0.52	%(j)	0.50	%(j)
Before waivers (a)(f)	0.51%		0.51%		0.52%		0.53%		0.52%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.51)%		0.49%		0.39%		0.23%		0.51%		0.93%
Before waivers (a)(f)(x)	(0.51)%		0.49%		0.39%		0.23%		0.51%		0.91%
Portfolio turnover rate (z)^	9%		3%		6%		6%		11%		13%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10%.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.06%.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA GROWTH STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments)
As of June 30, 2016
Equity	71.2%
Fixed Income	28.8

Top Holdings (as a percentage of Total Investments) As of June 30, 2016
AXA 500 Managed Volatility Portfolio	45.7%
EQ/Intermediate Government Bond Portfolio	13.2
AXA 2000 Managed Volatility Portfolio	13.2
EQ/Core Bond Index Portfolio	12.0
AXA International Managed Volatility Portfolio	10.6
AXA/AB Short Duration Government Bond Portfolio	3.6
AXA 400 Managed Volatility Portfolio	1.7
JPMorgan Prime Money Market Fund, Institutional Class Shares	0.0	#
# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$1,022.68	$2.59
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.30	2.59
Class IB
Actual	1,000.00	1,022.67	2.59
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.30	2.59

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.52% and 0.52%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	30,527,646	$533,193,174
AXA 400 Managed Volatility Portfolio‡	3,277,368	66,629,563
AXA 500 Managed Volatility Portfolio‡	94,833,739	1,850,954,128
AXA International Managed Volatility Portfolio‡	38,492,811	429,484,258
AXA/AB Short Duration Government Bond Portfolio*‡	14,696,036	146,095,795
EQ/Core Bond Index Portfolio‡	47,182,084	483,376,227
EQ/Intermediate Government Bond Portfolio‡	50,693,444	535,199,095

Total Investment Companies (100.0%) (Cost $3,753,862,102)		4,044,932,240

SHORT-TERM INVESTMENT:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	1,730,149	$1,730,149

Total Short-Term Investment (0.0%) (Cost $1,730,149)		1,730,149

Total Investments (100.0%) (Cost $3,755,592,251)		4,046,662,389
Other Assets Less Liabilities (0.0%)		151,545

Net Assets (100%)		$4,046,813,934

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$512,698,923	$72,504,266	$61,499,381	$533,193,174	$—	$7,295
AXA 400 Managed Volatility Portfolio	64,064,530	6,801,997	8,490,212	66,629,563	—	16,092
AXA 500 Managed Volatility Portfolio	1,773,599,591	201,731,651	180,592,651	1,850,954,128	—	108,710
AXA International Managed Volatility Portfolio	414,970,456	70,485,413	37,084,022	429,484,258	—	41,318
AXA/AB Short Duration Government Bond Portfolio	155,148,632	19,434,279	29,192,735	146,095,795	—	(17,580)
EQ/Core Bond Index Portfolio	467,503,060	67,927,127	69,697,424	483,376,227	—	(28,325)
EQ/Intermediate Government Bond Portfolio	522,050,390	77,200,838	78,194,757	535,199,095	—	24,404

	$3,910,035,582	$516,085,571	$464,751,182	$4,044,932,240	$—	$151,914

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$4,044,932,240	$—	$4,044,932,240
Short-Term Investments
Investment Companies	1,730,149	—	—	1,730,149

Total Assets	$1,730,149	$4,044,932,240	$—	$4,046,662,389

Total Liabilities	$—	$—	$—	$—

Total	$1,730,149	$4,044,932,240	$—	$4,046,662,389

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$516,085,571
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$464,903,096

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$339,731,406
Aggregate gross unrealized depreciation	(48,839,207)

Net unrealized appreciation	$290,892,199

Federal income tax cost of investments	$3,755,770,190

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $3,753,862,102)	$4,044,932,240
Unaffiliated Issuers (Cost $1,730,149)	1,730,149
Cash	616,000
Receivable from Separate Accounts for Trust shares sold	1,779,818
Dividends, interest and other receivables	292
Other assets	41,658

Total assets	4,049,100,157

LIABILITIES
Distribution fees payable – Class IB	828,309
Payable to Separate Accounts for Trust shares redeemed	585,112
Administrative fees payable	496,532
Investment management fees payable	331,424
Trustees’ fees payable	7,730
Distribution fees payable – Class IA	268
Accrued expenses	36,848

Total liabilities	2,286,223

NET ASSETS	$4,046,813,934

Net assets were comprised of:
Paid in capital	$3,733,471,735
Accumulated undistributed net investment income (loss)	(9,694,758)
Accumulated undistributed net realized gain (loss) on investments	31,966,819
Net unrealized appreciation (depreciation) on investments	291,070,138

Net assets	$4,046,813,934

Class IA
Net asset value, offering and redemption price per share, $1,312,073 / 83,158 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.78

Class IB
Net asset value, offering and redemption price per share, $4,045,501,861 / 256,168,328 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.79

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Interest	$14,332
Dividends	5,357

Total income	19,689

EXPENSES
Distribution fees – Class IB	4,753,284
Administrative fees	2,851,759
Investment management fees	1,901,920
Printing and mailing expenses	130,429
Professional fees	59,758
Trustees’ fees	46,117
Custodian fees	21,880
Distribution fees – Class IA	1,586
Miscellaneous	32,320

Total expenses	9,799,053

NET INVESTMENT INCOME (LOSS)	(9,779,364)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	151,914
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	83,562,269

NET REALIZED AND UNREALIZED GAIN (LOSS)	83,714,183

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$73,934,819

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(9,779,364)	$18,529,371
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	151,914	67,949,527
Net change in unrealized appreciation (depreciation) on investments	83,562,269	(131,908,795)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	73,934,819	(45,429,897)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(15,015)
Class IB	—	(45,236,143)

	—	(45,251,158)

Distributions from net realized capital gains
Class IA	—	(13,760)
Class IB	—	(39,982,944)

	—	(39,996,704)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(85,247,862)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 476 and 1,753 shares, respectively ]	6,987	26,448
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,860 shares, respectively ]	—	28,775
Capital shares repurchased [ (1,055) and (2,880) shares, respectively ]	(16,124)	(46,222)

Total Class IA transactions	(9,137)	9,001

Class IB
Capital shares sold [ 34,682,887 and 53,114,026 shares, respectively ]	529,464,437	852,411,547
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,502,439 shares, respectively ]	—	85,219,087
Capital shares repurchased [ (31,474,891) and (11,643,406) shares, respectively ]	(464,670,257)	(185,421,520)

Total Class IB transactions	64,794,180	752,209,114

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	64,785,043	752,218,115

TOTAL INCREASE (DECREASE) IN NET ASSETS	138,719,862	621,540,356
NET ASSETS:
Beginning of period	3,908,094,072	3,286,553,716

End of period (a)	$4,046,813,934	$3,908,094,072

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(9,694,758)	$84,606

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
			2015		2014		2013		2012		2011
Net asset value, beginning of period	$15.43		$15.93		$15.65		$13.40		$12.14		$13.06

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.07		0.05		0.01		0.05		0.09
Net realized and unrealized gain (loss) on investments	0.39		(0.22)		0.82		2.70		1.31		(0.63)

Total from investment operations	0.35		(0.15)		0.87		2.71		1.36		(0.54)

Less distributions:
Dividends from net investment income	—		(0.18)		(0.21)		(0.38)		(0.10)		(0.18)
Distributions from net realized gains	—		(0.17)		(0.38)		(0.08)		—		(0.20)

Total dividends and distributions	—		(0.35)		(0.59)		(0.46)		(0.10)		(0.38)

Net asset value, end of period	$15.78		$15.43		$15.93		$15.65		$13.40		$12.14

Total return (b)	2.27%		(0.95)%		5.57%		20.25%		11.18%		(4.14)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,312		$1,292		$1,323		$1,288		$1,279		$1,188
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.52	%(m)	0.52	%(m)	0.52	%(j)	0.51	%(j)	0.51	%(j)	0.23	%(k)
Before waivers and reimbursements (a)(f)	0.52%		0.52%		0.52%		0.52%		0.53%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.51)%		0.43%		0.31%		0.06%		0.36%		0.66%
Before waivers and reimbursements (a)(f)(x)	(0.51)%		0.43%		0.31%		0.05%		0.33%		0.62%
Portfolio turnover rate (z)^	12%		2%		5%		5%		9%		13%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Class IB			2015		2014		2013		2012		2011
Net asset value, beginning of period	$15.44		$15.95		$15.66		$13.41		$12.15		$13.07

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.08		0.07		0.04		0.07		0.09
Net realized and unrealized gain (loss) on investments	0.39		(0.24)		0.81		2.67		1.29		(0.66)

Total from investment operations	0.35		(0.16)		0.88		2.71		1.36		(0.57)

Less distributions:
Dividends from net investment income	—		(0.18)		(0.21)		(0.38)		(0.10)		(0.15)
Distributions from net realized gains	—		(0.17)		(0.38)		(0.08)		—		(0.20)

Total dividends and distributions	—		(0.35)		(0.59)		(0.46)		(0.10)		(0.35)

Net asset value, end of period	$15.79		$15.44		$15.95		$15.66		$13.41		$12.15

Total return (b)	2.27%		(1.01)%		5.63%		20.24%		11.17%		(4.38)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,045,502		$3,906,802		$3,285,231		$2,288,717		$1,211,933		$740,513
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.52	%(m)	0.52	%(m)	0.52	%(j)	0.51	%(j)	0.51	%(j)	0.48	%(k)
Before waivers and reimbursements (a)(f)	0.52%		0.52%		0.52%		0.52%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.51)%		0.50%		0.44%		0.27%		0.55%		0.67%
Before waivers and reimbursements (a)(f)(x)	(0.51)%		0.50%		0.44%		0.26%		0.53%		0.62%
Portfolio turnover rate (z)^	12%		2%		5%		5%		9%		13%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class IA and 1.10% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.85% for Class IA and 1.10% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.08% for Class IA and 1.08% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA AGGRESSIVE STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments) As of June 30, 2016
Equity	81.3%
Fixed Income	18.7

Top Holdings (as a percentage of Total Investments) As of June 30, 2016
AXA 500 Managed Volatility Portfolio	52.3%
AXA 2000 Managed Volatility Portfolio	15.2
AXA International Managed Volatility Portfolio	12.0
EQ/Intermediate Government Bond Portfolio	8.6
EQ/Core Bond Index Portfolio	7.7
AXA/AB Short Duration Government Bond Portfolio	2.4
AXA 400 Managed Volatility Portfolio	1.8
JPMorgan Prime Money Market Fund, Institutional Class Shares	0.0	#
# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IB
Actual	$1,000.00	$1,021.09	$2.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.30	2.60

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.52%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	20,318,304	$354,877,695
AXA 400 Managed Volatility Portfolio‡	2,058,060	41,840,784
AXA 500 Managed Volatility Portfolio‡	62,808,700	1,225,893,063
AXA International Managed Volatility Portfolio‡	25,201,380	281,184,868
AXA/AB Short Duration Government Bond Portfolio*‡	5,572,957	55,401,713
EQ/Core Bond Index Portfolio‡	17,686,323	181,194,800
EQ/Intermediate Government Bond Portfolio‡	19,027,527	200,884,268

Total Investment Companies (100.0%) (Cost $2,323,956,958)		2,341,277,191

SHORT-TERM INVESTMENT:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	393,886	$393,886

Total Short-Term Investment (0.0%) (Cost $393,886)		393,886

Total Investments (100.0%) (Cost $2,324,350,844)		2,341,671,077
Other Assets Less Liabilities (0.0%)		602,334

Net Assets (100%)		$2,342,273,411

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$338,992,459	$72,779,026	$62,904,327	$354,877,695	$—	$(2,333,648)
AXA 400 Managed Volatility Portfolio	39,006,936	8,347,813	7,889,430	41,840,784	—	(59,820)
AXA 500 Managed Volatility Portfolio	1,157,576,469	220,002,274	182,012,268	1,225,893,063	—	160,383
AXA International Managed Volatility Portfolio	275,060,264	63,313,830	46,137,781	281,184,868	—	(2,827,718)
AXA/AB Short Duration Government Bond Portfolio	60,476,649	13,565,196	18,911,912	55,401,713	—	(11,296)
EQ/Core Bond Index Portfolio	171,860,558	38,004,298	35,165,291	181,194,800	—	(9,254)
EQ/Intermediate Government Bond Portfolio	192,794,383	42,878,205	40,028,350	200,884,268	—	12,492

	$2,235,767,718	$458,890,642	$393,049,359	$2,341,277,191	$—	$(5,068,861)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,341,277,191	$—	$2,341,277,191
Short-Term Investments
Investment Companies	393,886	—	—	393,886

Total Assets	$393,886	$2,341,277,191	$—	$2,341,671,077

Total Liabilities	$—	$—	$—	$—

Total	$393,886	$2,341,277,191	$—	$2,341,671,077

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Investment Companies	$458,890,642
Net Proceeds of Sales and Redemptions:
Investment Companies	$387,980,498

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$76,625,088
Aggregate gross unrealized depreciation	(59,319,331)

Net unrealized appreciation	$17,305,757

Federal income tax cost of investments	$2,324,365,320

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value
Affiliated Issuers (Cost $2,323,956,958)	$2,341,277,191
Unaffiliated Issuers (Cost $393,886)	393,886
Cash	640,000
Receivable from Separate Accounts for Trust shares sold	994,925
Dividends, interest and other receivables	477
Other assets	27,383

Total assets	2,343,333,862

LIABILITIES
Distribution fees payable – Class IB	478,244
Administrative fees payable	286,592
Investment management fees payable	191,295
Payable to Separate Accounts for Trust shares redeemed	99,896
Trustees’ fees payable	4,424

Total liabilities	1,060,451

NET ASSETS	$2,342,273,411

Net assets were comprised of:
Paid in capital	$2,314,834,762
Accumulated undistributed net investment income (loss)	(5,498,249)
Accumulated undistributed net realized gain (loss) on investments	15,616,665
Net unrealized appreciation (depreciation) on investments	17,320,233

Net assets	$2,342,273,411

Class IB
Net asset value, offering and redemption price per share, $2,342,273,411 / 186,029,552 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.59

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Interest	$8,352
Dividends	5,869

Total income	14,221

EXPENSES
Distribution fees – Class IB	2,668,862
Administrative fees	1,600,648
Investment management fees	1,067,529
Printing and mailing expenses	72,726
Professional fees	42,713
Trustees’ fees	25,675
Custodian fees	19,043
Miscellaneous	16,892

Total expenses	5,514,088

NET INVESTMENT INCOME (LOSS)	(5,499,867)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	(5,068,861)
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	39,668,190

NET REALIZED AND UNREALIZED GAIN (LOSS)	34,599,329

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,099,462

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(5,499,867)	$10,860,408
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	(5,068,861)	43,555,006
Net change in unrealized appreciation (depreciation) on investments	39,668,190	(87,931,944)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	29,099,462	(33,516,530)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(28,003,259)
Distributions from net realized capital gains
Class IB	—	(22,578,005)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(50,581,264)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 41,398,219 and 58,246,197 shares, respectively ]	503,603,599	748,977,152
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,089,164 shares, respectively ]	—	50,581,264
Capital shares repurchased [ (36,742,403) and (5,094,463) shares, respectively ]	(426,897,308)	(64,306,949)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	76,706,291	735,251,467

TOTAL INCREASE (DECREASE) IN NET ASSETS	105,805,753	651,153,673
NET ASSETS:
Beginning of period	2,236,467,658	1,585,313,985

End of period (a)	$2,342,273,411	$2,236,467,658

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(5,498,249)	$1,618

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,						April 12, 2012* to December 31, 2012
Class IB			2015		2014		2013
Net asset value, beginning of period	$12.33		$12.77		$12.45		$10.40		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.07		0.07		0.06		0.17
Net realized and unrealized gain (loss) on investments	0.29		(0.21)		0.71		2.37		0.33

Total from investment operations	0.26		(0.14)		0.78		2.43		0.50

Less distributions:
Dividends from net investment income	—		(0.16)		(0.19)		(0.34)		(0.10)
Distributions from net realized gains	—		(0.14)		(0.27)		(0.04)		—	#

Total dividends and distributions	—		(0.30)		(0.46)		(0.38)		(0.10)

Net asset value, end of period	$12.59		$12.33		$12.77		$12.45		$10.40

Total return (b)	2.11%		(1.14)%		6.24%		23.38%		5.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,342,273		$2,236,468		$1,585,314		$741,510		$124,024
Ratio of expenses to average net assets:
After waivers (a)(f)	0.52	%(n)	0.51	%(m)	0.53	%(j)	0.55	%(k)	0.55	%(k)
Before waivers (a)(f)	0.52%		0.51%		0.53%		0.55%		0.76%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.52)%		0.56%		0.55%		0.50%		2.31	%(l)
Before waivers (a)(f)(x)	(0.52)%		0.56%		0.55%		0.50%		2.10	%(l)
Portfolio turnover rate (z)^	18%		2%		4%		5%		2%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.12%.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.08%.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.09%.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments)
As of June 30, 2016
Equity	80.0%
Fixed Income	20.0

Top Holdings (as a percentage of Total Investments)
As of June 30, 2016
AXA/Mutual Large Cap Equity Managed Volatility Portfolio	34.0%
AXA/Franklin Balanced Managed Volatility Portfolio	33.9
AXA/Templeton Global Equity Managed Volatility Portfolio	32.0
JPMorgan Prime Money Market Fund, Institutional Class Shares	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$1,021.21	$2.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.87	2.01
Class IB
Actual	1,000.00	1,021.21	2.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.87	2.01

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.40% and 0.40%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA/Franklin Balanced Managed Volatility Portfolio‡	39,264,274	$405,520,652
AXA/Mutual Large Cap Equity Managed Volatility Portfolio‡	31,502,397	407,311,217
AXA/Templeton Global Equity Managed Volatility Portfolio*‡	35,205,455	383,901,798

Total Investment Companies (99.9%) (Cost $898,379,496)		1,196,733,667

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	776,375	$776,375

Total Short-Term Investment (0.1%) (Cost $776,375)		776,375

Total Investments (100.0%) (Cost $899,155,871)		1,197,510,042
Other Assets Less Liabilities (0.0%)		(116,811)

Net Assets (100%)		$1,197,393,231

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA/Franklin Balanced Managed Volatility Portfolio	$431,784,005	$452,166	$47,455,255	$405,520,652	$—	$(221,364)
AXA/Mutual Large Cap Equity Managed Volatility Portfolio	427,069,622	452,166	31,845,712	407,311,217	—	2,988,179
AXA/Templeton Global Equity Managed Volatility Portfolio	416,403,103	12,852,222	34,803,055	383,901,798	—	36,283

	$1,275,256,730	$13,756,554	$114,104,022	$1,196,733,667	$—	$2,803,098

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,196,733,667	$—	$1,196,733,667
Short-Term Investments
Investment Companies	776,375	—	—	776,375

Total Assets	$776,375	$1,196,733,667	$—	$1,197,510,042

Total Liabilities	$—	$—	$—	$—

Total	$776,375	$1,196,733,667	$—	$1,197,510,042

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$13,756,554
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$116,907,120

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$298,767,108
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$298,767,108

Federal income tax cost of investments	$898,742,934

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value
Affiliated Issuers (Cost $898,379,496)	$1,196,733,667
Unaffiliated Issuers (Cost $776,375)	776,375
Cash	327,000
Receivable from Separate Accounts for Trust shares sold	167,648
Dividends, interest and other receivables	321
Other assets	13,690

Total assets	1,198,018,701

LIABILITIES
Distribution fees payable – Class IB	244,071
Administrative fees payable	127,904
Payable to Separate Accounts for Trust shares redeemed	111,228
Trustees’ fees payable	2,340
Distribution fees payable – Class IA	1,544
Accrued expenses	138,383

Total liabilities	625,470

NET ASSETS	$1,197,393,231

Net assets were comprised of:
Paid in capital	$1,013,817,100
Accumulated undistributed net investment income (loss)	(1,509,105)
Accumulated undistributed net realized gain (loss) on investments	(113,268,935)
Net unrealized appreciation (depreciation) on investments	298,354,171

Net assets	$1,197,393,231

Class IA
Net asset value, offering and redemption price per share, $7,508,817 / 742,931 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.11

Class IB
Net asset value, offering and redemption price per share, $1,189,884,414 / 117,747,157 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.11

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Interest	$4,976
Dividends	1,489

Total income	6,465

EXPENSES
Distribution fees – Class IB	1,480,908
Administrative fees	893,993
Investment management fees	298,109
Printing and mailing expenses	41,221
Professional fees	33,541
Trustees’ fees	14,891
Custodian fees	14,344
Distribution fees – Class IA	9,657
Miscellaneous	11,953

Gross expenses	2,798,617
Less: Waiver from investment manager	(413,613)

Net expenses	2,385,004

NET INVESTMENT INCOME (LOSS)	(2,378,539)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	2,803,098
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	21,824,405

NET REALIZED AND UNREALIZED GAIN (LOSS)	24,627,503

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,248,964

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,378,539)	$16,619,134
Net realized gain (loss) on investments	2,803,098	6,324,318
Net change in unrealized appreciation (depreciation) on investments	21,824,405	(59,860,347)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	22,248,964	(36,916,895)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(109,764)
Class IB	—	(16,511,632)

	—	(16,621,396)

Distributions from net realized capital gains
Class IA	—	(47,048)
Class IB	—	(7,152,053)

	—	(7,199,101)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(23,820,497)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 11,367 and 327,701 shares, respectively ]	110,877	3,421,191
Capital shares issued in reinvestment of dividends and distributions [ 0 and 15,699 shares, respectively ]	—	156,812
Capital shares repurchased [ (106,341) and (129,652) shares, respectively ]	(1,052,306)	(1,342,658)

Total Class IA transactions	(941,429)	2,235,345

Class IB
Capital shares sold [ 1,063,021 and 4,862,954 shares, respectively ]	10,359,788	51,143,691
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,369,334 shares, respectively ]	—	23,663,685
Capital shares repurchased [ (11,358,895) and (17,445,483) shares, respectively ]	(109,714,478)	(181,361,097)

Total Class IB transactions	(99,354,690)	(106,553,721)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(100,296,119)	(104,318,376)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(78,047,155)	(165,055,768)
NET ASSETS:
Beginning of period	1,275,440,386	1,440,496,154

End of period (a)	$1,197,393,231	$1,275,440,386

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,509,105)	$869,434

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
		2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.90	$10.37	$10.03	$8.23	$7.30	$7.79

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)	0.14	0.24	0.14	0.19	0.19
Net realized and unrealized gain (loss) on investments	0.23	(0.42)	0.32	1.77	0.89	(0.52)

Total from investment operations	0.21	(0.28)	0.56	1.91	1.08	(0.33)

Less distributions:
Dividends from net investment income	—	(0.13)	(0.18)	(0.11)	(0.15)	(0.16)
Distributions from net realized gains	—	(0.06)	(0.04)	—	—	—

Total dividends and distributions	—	(0.19)	(0.22)	(0.11)	(0.15)	(0.16)

Net asset value, end of period	$10.11	$9.90	$10.37	$10.03	$8.23	$7.30

Total return (b)	2.12%	(2.74)%	5.49%	23.20%	14.74%	(4.17)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,509	$8,293	$6,475	$3,504	$1,638	$1,024
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.40%	0.40%	0.40%	0.40%	0.40%	0.15%
Before waivers and reimbursements (a)(f)	0.47%	0.46%	0.47%	0.47%	0.48%	0.22%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.40)%	1.30%	2.33%	1.55%	2.41%	2.50%
Before waivers and reimbursements (a)(f)(x)	(0.47)%	1.24%	2.26%	1.48%	2.33%	2.43%
Portfolio turnover rate (z)^	1%	4%	5%	8%	4%	5%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
		2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.90	$10.37	$10.03	$8.23	$7.30	$7.79

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)	0.12	0.17	0.10	0.14	0.14
Net realized and unrealized gain (loss) on investments	0.23	(0.40)	0.39	1.81	0.94	(0.49)

Total from investment operations	0.21	(0.28)	0.56	1.91	1.08	(0.35)

Less distributions:
Dividends from net investment income	—	(0.13)	(0.18)	(0.11)	(0.15)	(0.14)
Distributions from net realized gains	—	(0.06)	(0.04)	—	—	—

Total dividends and distributions	—	(0.19)	(0.22)	(0.11)	(0.15)	(0.14)

Net asset value, end of period	$10.11	$9.90	$10.37	$10.03	$8.23	$7.30

Total return (b)	2.12%	(2.74)%	5.49%	23.20%	14.74%	(4.41)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,189,884	$1,267,147	$1,434,022	$1,493,718	$1,322,931	$1,266,765
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Before waivers and reimbursements (a)(f)	0.47%	0.46%	0.47%	0.47%	0.48%	0.47%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.40)%	1.19%	1.65%	1.11%	1.75%	1.78%
Before waivers and reimbursements (a)(f)(x)	(0.47)%	1.13%	1.57%	1.04%	1.67%	1.71%
Portfolio turnover rate (z)^	1%	4%	5%	8%	4%	5%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/ENERGY ETF PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investment Companies) As of June 30, 2016
Alternatives	82.0%
Repurchase Agreements	16.8
Fixed Income	1.2

Top 10 Holdings (as a percentage of Total Investments) As of June 30, 2016
Energy Select Sector SPDR® Fund	20.7%
Vanguard Energy ETF	14.1
iShares® U.S. Energy ETF	12.3
iShares® Global Energy ETF	6.3
HSBC Securities, Inc.	4.1
iShares® North American Natural Resources ETF	4.0
PowerShares S&P Smallcap Energy Portfolio	3.6
RBS Securities, Inc.	3.3
Nomura Securities Co., Ltd.	3.3
Merrill Lynch PFS, Inc.	3.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IB
Actual	$1,000.00	$1,107.67	$4.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.14	4.77
Class K
Actual	1,000.00	1,109.30	3.67
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.38	3.52

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.95% and 0.70%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period), and multiplied by 182/366 for the actual example (to reflect the actual number of days in the period).

EQ ADVISORS TRUST

EQ/ENERGY ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Energy Select Sector SPDR® Fund	18,390	$1,254,934
iShares® Global Clean Energy ETF (x)	14,970	131,736
iShares® Global Energy ETF (x)	11,840	382,551
iShares® North American Natural Resources ETF (x)	7,350	244,167
iShares® U.S. Energy ETF (x)	19,420	744,951
iShares® U.S. Oil & Gas Exploration & Production ETF	2,160	122,515
iShares® U.S. Oil Equipment & Services ETF (x)	3,500	135,100
PowerShares Cleantech Portfolio	2,210	65,509
PowerShares DWA Energy Momentum Portfolio	3,170	120,143
PowerShares Dynamic Energy Exploration & Production Portfolio	5,640	113,420
PowerShares Dynamic Oil & Gas Services Portfolio	9,690	117,926
PowerShares Global Clean Energy Portfolio	6,660	70,757
PowerShares S&P Smallcap Energy Portfolio (x)	13,800	221,628
PowerShares WilderHill Clean Energy Portfolio	25,820	98,632
PowerShares WilderHill Progressive Energy Portfolio	2,760	60,279
SPDR® S&P International Energy Sector ETF	870	15,286
SPDR® S&P Oil & Gas Equipment & Services ETF	6,450	120,873
SPDR® S&P Oil & Gas Exploration & Production ETF	2,880	100,253
Vanguard Energy ETF (x)	9,020	857,982

Total Investment Companies (98.8%) (Cost $6,914,285)		4,978,642

SHORT-TERM INVESTMENTS:
Investment Company (1.4%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	72,496	72,496

	Principal Amount	Value (Note 1)
Repurchase Agreements (20.3%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $100,001, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $102,000 (xx)	$100,000	100,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $76,155, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $77,677 (xx)	$76,154	$76,154
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $250,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $255,001 (xx)	250,000	250,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $193,823, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $197,697 (xx)	193,821	193,821
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $200,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $204,000 (xx)	200,000	200,000
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $200,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $204,000 (xx)	200,000	200,000

Total Repurchase Agreements		1,019,975

Total Short-Term Investments (21.7%) (Cost $1,092,471)		1,092,471

Total Investments (120.5%) (Cost $8,006,756)		6,071,113
Other Assets Less Liabilities (-20.5%)		(1,033,074)

Net Assets (100%)		$5,038,039

(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $996,305. This was secured by collateral of $1,019,975 which was received as cash and subsequently invested in short-term investments currently valued at $1,019,975, as reported in the Portfolio of Investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENERGY ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$4,978,642	$—	$—	$4,978,642
Short-Term Investments
Investment Companies	72,496	—	—	72,496
Repurchase Agreements	—	1,019,975	—	1,019,975

Total Assets	$5,051,138	$1,019,975	$—	$6,071,113

Total Liabilities	$—	$—	$—	$—

Total	$5,051,138	$1,019,975	$—	$6,071,113

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets

Citigroup Global Markets Ltd.	$100,000	$—	$100,000	$(100,000)	$—
Deutsche Bank AG	76,154	—	76,154	(76,154)	—
HSBC Securities, Inc.	250,000	—	250,000	(250,000)	—
Merrill Lynch PFS, Inc.	193,821	—	193,821	(193,821)	—
Nomura Securities Co., Ltd.	200,000	—	200,000	(200,000)	—
RBS Securities, Inc.	200,000	—	200,000	(200,000)	—

Total	$1,019,975	$—	$1,019,975	$(1,019,975)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENERGY ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,028,110
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,651,902

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,941,932)

Net unrealized depreciation	$(1,941,932)

Federal income tax cost of investments	$8,013,045

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENERGY ETF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $6,986,781)	$5,051,138
Repurchase Agreements (Cost $1,019,975)	1,019,975
Cash	18,068
Receivable from investment manager	1,356
Receivable from Separate Accounts for Trust shares sold	1,284
Security lending income receivable	1,198
Dividends, interest and other receivables	24
Other assets	57

Total assets	6,093,100

LIABILITIES
Payable on return of securities loaned	1,019,975
Distribution fees payable – Class IB	666
Payable to Separate Accounts for Trust shares redeemed	175
Trustees’ fees payable	18
Accrued expenses	34,227

Total liabilities	1,055,061

NET ASSETS	$5,038,039

Net assets were comprised of:
Paid in capital	$6,994,238
Accumulated undistributed net investment income (loss)	51,542
Accumulated undistributed net realized gain (loss) on investments	(72,098)
Net unrealized appreciation (depreciation) on investments	(1,935,643)

Net assets	$5,038,039

Class IB
Net asset value, offering and redemption price per share, $2,887,236 / 425,172 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.79

Class K
Net asset value, offering and redemption price per share, $2,150,803 / 316,323 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.80

(x)	Includes value of securities on loan of $996,305.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends	$72,163
Interest	33
Securities lending (net)	1,991

Total income	74,187

EXPENSES
Professional fees	21,189
Investment management fees	13,688
Custodian fees	8,244
Distribution fees – Class IB	3,467
Administrative fees	2,769
Printing and mailing expenses	187
Trustees’ fees	65
Miscellaneous	241

Gross expenses	49,850
Less: Waiver from investment manager	(16,457)
Reimbursement from investment manager	(10,748)

Net expenses	22,645

NET INVESTMENT INCOME (LOSS)	51,542

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	(25,597)
Net change in unrealized appreciation (depreciation) on investments	628,896

NET REALIZED AND UNREALIZED GAIN (LOSS)	603,299

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$654,841

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENERGY ETF PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$51,542	$91,350
Net realized gain (loss) on investments	(25,597)	(45,871)
Net change in unrealized appreciation (depreciation) on investments	628,896	(1,518,451)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	654,841	(1,472,972)

DIVIDENDS:
Dividends from net investment income
Class IB	—	(39,948)
Class K	—	(51,402)

	—	(91,350)

Return of capital
Class IB	—	(1,368)
Class K	—	(1,517)

	—	(2,885)

TOTAL DIVIDENDS:	—	(94,235)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 155,836 and 183,965 shares, respectively ]	947,833	1,349,176
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,915 shares, respectively ]	—	41,316
Capital shares repurchased [ (116,925) and (96,037) shares, respectively ]	(768,726)	(743,472)

Total Class IB transactions	179,107	647,020

Class K
Capital shares sold [ 57,655 and 122,012 shares, respectively ]	330,257	955,444
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,857 shares, respectively ]	—	52,919
Capital shares repurchased [ (169,919) and (153,263) shares, respectively ]	(1,119,050)	(1,253,738)

Total Class K transactions	(788,793)	(245,375)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(609,686)	401,645

TOTAL INCREASE (DECREASE) IN NET ASSETS	45,155	(1,165,562)
NET ASSETS:
Beginning of period	4,992,884	6,158,446

End of period (a)	$5,038,039	$4,992,884

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$51,542	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENERGY ETF PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,		October 28, 2013* to December 31, 2013
Class IB		2015	2014
Net asset value, beginning of period	$6.13	$8.30	$9.98	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.06	0.12	0.08	0.04
Net realized and unrealized gain (loss) on investments	0.60	(2.18)	(1.59)	0.10

Total from investment operations	0.66	(2.06)	(1.51)	0.14

Less distributions:
Dividends from net investment income	—	(0.11)	(0.12)	(0.06)
Distributions from net realized gains	—	—	(0.03)	—
Return of capital	—	— #	(0.02)	(0.10)

Total dividends and distributions	—	(0.11)	(0.17)	(0.16)

Net asset value, end of period	$6.79	$6.13	$8.30	$9.98

Total return (b)	10.77%	(24.77)%	(15.18)%	1.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,887	$2,367	$2,417	$2,032
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.95%	0.95%	0.95%	0.95%
Before waivers and reimbursements (a)(f)	1.94%	2.62%	2.65%	3.57%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.83%	1.54%	0.83%	2.47	%(l)
Before waivers and reimbursements (a)(f)(x)	0.85%	(0.13)%	(0.87)%	(0.16	)%(l)
Portfolio turnover rate (z)^	19%	22%	4%	5%

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,		October 28, 2013* to December 31, 2013
Class K		2015	2014
Net asset value, beginning of period	$6.13	$8.30	$9.98	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.06	0.12	0.11	0.05
Net realized and unrealized gain (loss) on investments	0.61	(2.16)	(1.60)	0.09

Total from investment operations	0.67	(2.04)	(1.49)	0.14

Less distributions:
Dividends from net investment income	—	(0.13)	(0.14)	(0.06)
Distributions from net realized gains	—	—	(0.03)	—
Return of capital	—	— #	(0.02)	(0.10)

Total dividends and distributions	—	(0.13)	(0.19)	(0.16)

Net asset value, end of period	$6.80	$6.13	$8.30	$9.98

Total return (b)	10.93%	(24.59)%	(14.97)%	1.49%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,151	$2,626	$3,741	$3,361
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.70%	0.70%	0.70%	0.70%
Before waivers and reimbursements (a)(f)	1.70%	2.26%	2.40%	3.32%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.93%	1.63%	1.06%	2.73	%(l)
Before waivers and reimbursements (a)(f)(x)	0.93%	0.07%	(0.64)%	0.09	%(l)
Portfolio turnover rate (z)^	19%	22%	4%	5%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENERGY ETF PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/LOW VOLATILITY GLOBAL ETF PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments)
As of June 30, 2016
Equity	80.3%
Repurchase Agreements	18.2
Fixed Income	1.5

Top 10 Holdings (as a percentage of Total Investments)
As of June 30, 2016
iShares® Edge MSCI Min Vol Global ETF	22.9%
iShares® Edge MSCI Min Vol EAFE ETF	10.4
PowerShares S&P International Developed Low Volatility Portfolio	9.9
Merrill Lynch PFS, Inc.	5.9
PowerShares S&P MidCap Low Volatility Portfolio	5.4
iShares® Edge MSCI Min Vol Emerging Markets ETF	4.9
PowerShares S&P Emerging Markets Low Volatility Portfolio	4.7
PowerShares S&P 500 Low Volatility Portfolio	4.3
iShares® Edge MSCI Min Vol USA ETF	4.3
SPDR® Russell 1000 Low Volatility ETF	4.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IB
Actual	$1,000.00	$1,092.84	$4.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.14	4.77
Class K
Actual	1,000.00	1,093.84	3.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.38	3.52

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.95% and 0.70%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/LOW VOLATILITY GLOBAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
iShares® Edge MSCI Min Vol EAFE ETF (x)	9,690	$643,319
iShares® Edge MSCI Min Vol Emerging Markets ETF	5,850	301,801
iShares® Edge MSCI Min Vol Global ETF (x)	18,640	1,423,537
iShares® Edge MSCI Min Vol USA ETF (x)	5,730	264,783
PowerShares S&P 500 High Dividend Low Volatility Portfolio	6,810	260,483
PowerShares S&P 500 Low Volatility Portfolio	6,270	268,293
PowerShares S&P Emerging Markets Low Volatility Portfolio (x)	13,260	293,709
PowerShares S&P International Developed Low Volatility Portfolio (x)	20,620	616,332
PowerShares S&P MidCap Low Volatility Portfolio (x)	8,600	336,690
PowerShares S&P SmallCap Low Volatility Portfolio (x)	4,420	163,673
SPDR® Russell 1000 Low Volatility ETF (x)	3,270	260,619
SPDR® Russell 2000 Low Volatility ETF (x)	2,010	156,619

Total Investment Companies (98.9%) (Cost $4,514,725)		4,989,858

SHORT-TERM INVESTMENTS:
Investment Company (1.8%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	91,119	91,119

	Principal Amount	Value (Note 1)
Repurchase Agreements (22.5%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $100,001, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $102,000 (xx)	$100,000	100,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $67,177, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $68,520 (xx)	67,176	67,176
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $150,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $153,001 (xx)	$150,000	$150,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $367,058, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $374,395 (xx)	367,054	367,054
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $250,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $255,000 (xx)	250,000	250,000
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $200,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $204,000 (xx)	200,000	200,000

Total Repurchase Agreements		1,134,230

Total Short-Term Investments (24.3%) (Cost $1,225,349)		1,225,349

Total Investments (123.2%) (Cost $5,740,074)		6,215,207
Other Assets Less Liabilities (-23.2%)		(1,170,919)

Net Assets (100%)		$5,044,288

(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $1,108,806. This was secured by collateral of $1,134,230 which was received as cash and subsequently invested in short-term investments currently valued at $1,134,230, as reported in the Portfolio of Investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LOW VOLATILITY GLOBAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$4,989,858	$—	$—	$4,989,858
Short-Term Investments
Investment Companies	91,119	—	—	91,119
Repurchase Agreements	—	1,134,230	—	1,134,230

Total Assets	$5,080,977	$1,134,230	$—	$6,215,207

Total Liabilities	$—	$—	$—	$—

Total	$5,080,977	$1,134,230	$—	$6,215,207

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$100,000	$—	$100,000	$(100,000)	$—
Deutsche Bank AG	67,176	—	67,176	(67,176)	—
HSBC Securities, Inc.	150,000	—	150,000	(150,000)	—
Merrill Lynch PFS, Inc.	367,054	—	367,054	(367,054)	—
Nomura Securities Co., Ltd.	250,000	—	250,000	(250,000)	—
RBS Securities, Inc.	200,000	—	200,000	(200,000)	—

Total	$1,134,230	$—	$1,134,230	$(1,134,230)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LOW VOLATILITY GLOBAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$343,558
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,502,536

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$640,788
Aggregate gross unrealized depreciation	(165,817)

Net unrealized appreciation	$474,971

Federal income tax cost of investments	$5,740,236

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LOW VOLATILITY GLOBAL ETF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $4,605,844)	$5,080,977
Repurchase Agreements (Cost $1,134,230)	1,134,230
Cash	16,124
Security lending income receivable	5,495
Receivable from investment manager	1,162
Receivable from Separate Accounts for Trust shares sold	324
Dividends, interest and other receivables	13
Other assets	67

Total assets	6,238,392

LIABILITIES
Payable on return of securities loaned	1,134,230
Payable for securities purchased	23,334
Distribution fees payable – Class IB	585
Payable to Separate Accounts for Trust shares redeemed	419
Trustees’ fees payable	18
Accrued expenses	35,518

Total liabilities	1,194,104

NET ASSETS	$5,044,288

Net assets were comprised of:
Paid in capital	$4,393,249
Accumulated undistributed net investment income (loss)	49,515
Accumulated undistributed net realized gain (loss) on investments	126,391
Net unrealized appreciation (depreciation) on investments	475,133

Net assets	$5,044,288

Class IB
Net asset value, offering and redemption price per share, $2,530,135 / 233,618 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.83

Class K
Net asset value, offering and redemption price per share, $2,514,153 / 231,880 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.84

(x)	Includes value of securities on loan of $1,108,806.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends	$63,732
Interest	33
Securities lending (net)	9,513

Total income	73,278

EXPENSES
Professional fees	21,194
Investment management fees	14,513
Custodian fees	7,178
Distribution fees – Class IB	3,436
Administrative fees	2,935
Printing and mailing expenses	201
Trustees’ fees	70
Miscellaneous	196

Gross expenses	49,723
Less: Waiver from investment manager	(17,448)
Reimbursement from investment manager	(8,512)

Net expenses	23,763

NET INVESTMENT INCOME (LOSS)	49,515

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	126,553
Net change in unrealized appreciation (depreciation) on investments	335,826

NET REALIZED AND UNREALIZED GAIN (LOSS)	462,379

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$511,894

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LOW VOLATILITY GLOBAL ETF PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$49,515	$96,864
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	126,553	131,709
Net change in unrealized appreciation (depreciation) on investments	335,826	(168,602)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	511,894	59,971

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(40,794)
Class K	—	(57,376)

	—	(98,170)

Distributions from net realized capital gains
Class IB	—	(63,115)
Class K	—	(76,976)

	—	(140,091)

Return of capital
Class IB	—	(7,837)
Class K	—	(9,349)

	—	(17,186)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(255,447)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 35,385 and 54,341 shares, respectively ]	361,481	564,576
Capital shares issued in reinvestment of dividends and distributions [ 0 and 11,447 shares, respectively ]	—	111,746
Capital shares repurchased [ (63,391) and (88,938) shares, respectively ]	(670,879)	(962,185)

Total Class IB transactions	(309,398)	(285,863)

Class K
Capital shares sold [ 17,288 and 53,715 shares, respectively ]	175,948	564,838
Capital shares issued in reinvestment of dividends and distributions [ 0 and 14,722 shares, respectively ]	—	143,701
Capital shares repurchased [ (97,525) and (158,486) shares, respectively ]	(1,021,570)	(1,691,742)

Total Class K transactions	(845,622)	(983,203)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,155,020)	(1,269,066)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(643,126)	(1,464,542)
NET ASSETS:
Beginning of period	5,687,414	7,151,956

End of period (a)	$5,044,288	$5,687,414

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$49,515	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LOW VOLATILITY GLOBAL ETF PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,		October 28, 2013* to December 31, 2013
Class IB		2015	2014
Net asset value, beginning of period	$9.91	$10.41	$9.84	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.08	0.16	0.20	0.08
Net realized and unrealized gain (loss) on investments	0.84	(0.20)	0.60	(0.07)

Total from investment operations	0.92	(0.04)	0.80	0.01

Less distributions:
Dividends from net investment income	—	(0.17)	(0.23)	(0.11)
Distributions from net realized gains	—	(0.26)	— #	—
Return of capital	—	(0.03)	—	(0.06)

Total dividends and distributions	—	(0.46)	(0.23)	(0.17)

Net asset value, end of period	$10.83	$9.91	$10.41	$9.84

Total return (b)	9.28%	(0.35)%	8.16%	0.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,530	$2,594	$2,965	$2,056
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.95%	0.95%	0.95%	0.95%
Before waivers and reimbursements (a)(f)	1.84%	2.44%	2.68%	3.77%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.61%	1.47%	1.94%	4.81	%(l)
Before waivers and reimbursements (a)(f)(x)	0.71%	(0.02)%	0.21%	1.99	%(l)
Portfolio turnover rate (z)^	6%	15%	2%	1%

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,		October 28, 2013* to December 31, 2013
Class K		2015	2014
Net asset value, beginning of period	$9.91	$10.41	$9.84	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09	0.17	0.22	0.09
Net realized and unrealized gain (loss) on investments	0.84	(0.19)	0.61	(0.08)

Total from investment operations	0.93	(0.02)	0.83	0.01

Less distributions:
Dividends from net investment income	—	(0.19)	(0.26)	(0.11)
Distributions from net realized gains	—	(0.26)	— #	—
Return of capital	—	(0.03)	—	(0.06)

Total dividends and distributions	—	(0.48)	(0.26)	(0.17)

Net asset value, end of period	$10.84	$9.91	$10.41	$9.84

Total return (b)	9.38%	(0.09)%	8.43%	0.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,514	$3,094	$4,187	$2,998
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.70%	0.70%	0.70%	0.70%
Before waivers and reimbursements (a)(f)	1.59%	2.14%	2.45%	3.52%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.79%	1.64%	2.10%	5.06	%(l)
Before waivers and reimbursements (a)(f)(x)	0.90%	0.20%	0.35%	2.24	%(l)
Portfolio turnover rate (z)^	6%	15%	2%	1%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LOW VOLATILITY GLOBAL ETF PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	Market Value	% of Net Assets
Financials	$389,465,281	18.5%
Information Technology	300,247,403	14.2
Consumer Discretionary	251,040,409	11.9
Health Care	224,847,450	10.7
Industrials	219,102,907	10.4
Consumer Staples	202,216,644	9.6
Investment Companies	182,929,106	8.7
Energy	96,522,064	4.6
Materials	84,599,918	4.0
Telecommunication Services	74,481,779	3.5
Utilities	51,447,093	2.4
Repurchase Agreements	36,649,469	1.7
Exchange Traded Funds	517,449	0.0 #
Cash and Other	(4,707,439)	(0.2)

		100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$991.03	$5.67
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.17	5.75
Class IB
Actual	1,000.00	991.01	5.67
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.17	5.75
Class K
Actual	1,000.00	992.41	4.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.41	4.50

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.15%, 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (0.3%)
Banco Macro S.A. (ADR)	17,021	$1,263,299
Grupo Financiero Galicia S.A. (ADR)	37,300	1,139,142
MercadoLibre, Inc.	23,202	3,263,825

		5,666,266

Australia (2.2%)
AGL Energy Ltd.	35,862	517,523
Alumina Ltd.	132,164	129,234
Amcor Ltd.	62,125	694,788
AMP Ltd.	159,697	619,876
APA Group	57,099	395,512
Aristocrat Leisure Ltd.	28,027	289,599
Asciano Ltd.	30,732	203,491
ASX Ltd.	10,073	344,925
Aurizon Holdings Ltd.	104,616	378,960
AusNet Services	93,733	115,015
Australia & New Zealand Banking Group Ltd.	152,830	2,786,549
Bank of Queensland Ltd.	18,638	148,471
Bendigo & Adelaide Bank Ltd.	25,619	185,818
BHP Billiton Ltd.	167,868	2,390,926
BHP Billiton plc	112,257	1,412,034
Boral Ltd.	42,552	199,399
Brambles Ltd.	80,641	748,279
Caltex Australia Ltd.	14,046	335,578
Challenger Ltd.	28,646	185,961
CIMIC Group Ltd.	5,498	147,246
Coca-Cola Amatil Ltd.	30,909	190,749
Cochlear Ltd.	3,061	277,637
Commonwealth Bank of Australia	89,492	5,022,099
Computershare Ltd.	25,485	175,543
Crown Resorts Ltd.	19,397	183,523
CSL Ltd.	24,173	2,032,514
Dexus Property Group (REIT)	52,447	354,191
Domino’s Pizza Enterprises Ltd.	3,222	164,712
DUET Group	134,068	250,920
Flight Centre Travel Group Ltd.	2,751	65,261
Fortescue Metals Group Ltd. (x)	82,591	222,294
Goodman Group (REIT)	90,034	479,937
GPT Group (REIT)	93,665	378,900
Harvey Norman Holdings Ltd.	32,214	111,686
Healthscope Ltd.	95,784	205,112
Incitec Pivot Ltd.	91,448	205,056
Insurance Australia Group Ltd.	129,229	530,764
LendLease Group	30,656	290,725
Macquarie Group Ltd.	16,190	841,994
Medibank Pvt Ltd.	148,670	327,939
Mirvac Group (REIT)	189,038	285,990
National Australia Bank Ltd.	139,553	2,680,862
Newcrest Mining Ltd.*	40,741	700,571
Oil Search Ltd.	75,034	377,324
Orica Ltd.	17,867	165,529
Origin Energy Ltd.	89,647	391,562
Platinum Asset Management Ltd.	12,545	54,363
Qantas Airways Ltd.*	26,602	56,089
QBE Insurance Group Ltd.	70,273	551,532
Ramsay Health Care Ltd.	7,326	$393,949
REA Group Ltd.	2,757	122,753
Santos Ltd.	84,157	296,961
Scentre Group (REIT)	283,482	1,042,647
SEEK Ltd.	16,617	189,607
Sonic Healthcare Ltd.	20,799	336,216
South32 Ltd.*	274,146	320,371
Stockland (REIT)	131,477	463,060
Suncorp Group Ltd.	66,145	605,911
Sydney Airport	58,064	301,698
Tabcorp Holdings Ltd.	42,204	144,298
Tatts Group Ltd.	78,106	223,480
Telstra Corp., Ltd.	227,887	948,386
TPG Telecom Ltd.	16,154	143,722
Transurban Group	108,253	970,915
Treasury Wine Estates Ltd.	37,157	257,035
Vicinity Centres (REIT)	182,675	454,533
Vocus Communications Ltd.†	24,018	151,793
Wesfarmers Ltd.	58,464	1,760,820
Westfield Corp. (REIT)	105,878	843,566
Westpac Banking Corp.	176,583	3,921,375
Woodside Petroleum Ltd.	39,653	803,777
Woolworths Ltd.	67,321	1,056,945

		45,558,380

Austria (0.2%)
Andritz AG	4,124	195,955
Erste Group Bank AG	142,552	3,259,931
OMV AG	8,129	227,725
Raiffeisen Bank International AG*	6,440	81,055
Vienna Insurance Group AG Wiener Versicherung Gruppe	61,875	1,173,092
voestalpine AG (x)	6,424	214,964

		5,152,722

Belgium (0.4%)
Ageas	10,812	373,548
Anheuser-Busch InBev S.A./N.V.	42,243	5,552,827
Colruyt S.A.	3,463	191,127
Delhaize Group S.A.	5,598	591,505
Groupe Bruxelles Lambert S.A.	4,102	335,363
KBC Group N.V.*	13,582	665,860
Proximus SADP	7,692	243,583
Solvay S.A.	3,841	357,050
Telenet Group Holding N.V.*	2,616	119,406
UCB S.A.	6,576	491,718
Umicore S.A.	5,292	272,684

		9,194,671

Brazil (1.0%)
Banco Bradesco S.A. (Preference) (q)	535,631	4,196,941
BRF S.A.	283,170	3,953,608
Embraer S.A. (ADR)	76,045	1,651,697
Itau Unibanco Holding S.A. (Preference) (q)	435,603	4,103,398
Lojas Arapua S.A. (Preference) (b)(q)*†	1,248,000	—
Lojas Renner S.A.	195,472	1,446,431

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Raia Drogasil S.A.	176,798	$3,493,801
Ultrapar Participacoes S.A.	93,220	2,060,399

		20,906,275

Cayman Islands (0.0%)
Theravance Biopharma, Inc. (x)*	10,843	246,028

Chile (0.1%)
Antofagasta plc	22,132	137,490
S.A.C.I. Falabella	273,451	2,081,430

		2,218,920

China (2.1%)
Alibaba Group Holding Ltd. (ADR)*	46,870	3,727,571
Bank of China Ltd., Class H	12,497,000	4,998,771
China Construction Bank Corp., Class H	6,717,420	4,464,061
China Machinery Engineering Corp., Class H	914,000	597,746
China Mengniu Dairy Co., Ltd.	636,000	1,114,381
China Pacific Insurance Group Co., Ltd., Class H	797,800	2,723,490
Chongqing Changan Automobile Co., Ltd., Class B	300,600	420,977
CRCC High-Tech Equipment Corp. Ltd., Class H	1,319,500	578,416
CSPC Pharmaceutical Group Ltd.	1,256,000	1,121,284
Huadian Power International Corp., Ltd., Class H	1,354,000	645,664
JD.com, Inc. (ADR) (x)*	220,229	4,675,462
NetEase, Inc. (ADR)	5,260	1,016,337
New Oriental Education & Technology Group, Inc. (ADR)	18,720	783,994
Shanghai Jin Jiang International Hotels Group Co., Ltd.	1,336,000	439,085
Shenzhou International Group Holdings Ltd.	309,000	1,494,352
TAL Education Group (ADR)*	19,737	1,224,878
Tencent Holdings Ltd.	614,800	14,006,194
Yangzijiang Shipbuilding Holdings Ltd.	100,497	67,709

		44,100,372

Colombia (0.1%)
Grupo de Inversiones Suramericana S.A.	87,829	1,154,064
Grupo de Inversiones Suramericana S.A. (Preference) (q)	40,917	530,641

		1,684,705

Czech Republic (0.2%)
Komercni Banka A/S	87,409	3,275,094

Denmark (0.6%)
A. P. Moeller – Maersk A/S, Class A	201	255,767
A. P. Moeller – Maersk A/S, Class B	335	441,696
Carlsberg A/S, Class B	5,564	$528,026
Chr Hansen Holding A/S	5,256	345,134
Coloplast A/S, Class B	6,360	474,757
Danske Bank A/S	37,526	994,391
DSV A/S	10,286	432,471
FLSmidth & Co. A/S	26,604	947,370
Genmab A/S*	3,084	561,780
ISS A/S	7,939	297,276
Novo Nordisk A/S, Class B	97,540	5,245,415
Novozymes A/S, Class B	12,423	598,672
Pandora A/S	6,081	825,464
TDC A/S	44,026	215,496
Tryg A/S	6,400	114,228
Vestas Wind Systems A/S	11,570	785,192
William Demant Holding A/S*	7,005	136,230

		13,199,365

Egypt (0.1%)
Commercial International Bank Egypt SAE	307,487	1,379,210

Finland (0.3%)
Elisa Oyj	7,658	294,221
Fortum Oyj	23,101	370,116
Kone Oyj, Class B	17,906	826,764
Metso Oyj	5,977	141,230
Neste Oyj	6,641	237,939
Nokia Oyj	306,647	1,744,810
Nokian Renkaat Oyj	6,228	222,466
Orion Oyj, Class B	4,863	188,909
Sampo Oyj, Class A	23,783	971,676
Stora Enso Oyj, Class R	27,613	222,495
UPM-Kymmene Oyj	29,322	537,529
Wartsila Oyj Abp	7,936	324,773

		6,082,928

France (3.8%)
Accor S.A.	9,351	362,532
Aeroports de Paris S.A.	1,669	184,598
Air Liquide S.A.	18,285	1,916,293
Airbus Group SE	150,454	8,736,625
Alstom S.A.*	8,146	190,179
Arkema S.A.	3,409	263,070
Atos SE (x)	4,421	369,280
AXA S.A.‡	103,962	2,088,556
BNP Paribas S.A.	56,300	2,531,135
Bollore S.A.	43,664	148,964
Bouygues S.A.	10,614	306,768
Bureau Veritas S.A.	13,568	286,464
Capgemini S.A.	8,464	738,669
Carrefour S.A.	29,795	737,125
Casino Guichard Perrachon S.A. (x)	3,106	173,559
Christian Dior SE	2,836	459,414
Cie de Saint-Gobain	25,625	980,959
Cie Generale des Etablissements Michelin	9,539	903,672
CNP Assurances S.A.	8,928	132,328
Credit Agricole S.A.	56,605	479,466
Danone S.A.	31,330	2,209,162
Dassault Systemes S.A.	6,650	507,793
Edenred	10,710	220,980

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Eiffage S.A.	2,663	$190,174
Electricite de France S.A. (x)	12,697	156,072
Engie S.A.	77,662	1,253,346
Essilor International S.A.	10,914	1,452,577
Eurazeo S.A.	1,981	118,240
Eutelsat Communications S.A.	9,130	174,007
Fonciere des Regions (REIT)	1,632	145,283
Gecina S.A. (REIT)	2,013	275,157
Groupe Eurotunnel SE (Registered)	24,964	265,677
Hermes International	1,373	517,441
ICADE (REIT)	1,604	114,057
Iliad S.A.	1,381	280,724
Imerys S.A.	1,999	127,719
Ingenico Group S.A. (x)	2,884	337,912
J.C. Decaux S.A.	4,258	144,487
Kering	27,718	4,520,432
Klepierre S.A. (REIT)	11,379	507,656
Lagardere S.C.A.	6,042	132,613
Legrand S.A.	14,373	741,574
L’Oreal S.A.	13,388	2,560,938
LVMH Moet Hennessy Louis Vuitton SE	53,460	8,094,759
Natixis S.A.	48,624	186,753
Numericable-SFR S.A.	6,103	154,478
Orange S.A.	105,592	1,724,742
Pernod-Ricard S.A. (x)	11,320	1,260,903
Peugeot S.A.*	23,539	286,717
Publicis Groupe S.A.	10,239	693,673
Remy Cointreau S.A.	1,273	109,678
Renault S.A.	10,356	789,113
Rexel S.A.*	14,900	188,113
Safran S.A.	16,679	1,133,551
Sanofi	61,825	5,196,883
Schneider Electric SE	29,775	1,762,119
SCOR SE	7,988	240,640
Societe BIC S.A.	1,547	218,753
Societe Generale S.A.	111,457	3,522,353
Sodexo S.A.	4,904	528,240
Suez	16,031	252,489
Technip S.A. (x)	55,790	3,034,264
Thales S.A.	5,563	466,883
Total S.A.	115,491	5,569,171
Unibail-Rodamco SE (REIT)	5,242	1,373,369
Valeo S.A. (x)	12,399	553,771
Veolia Environnement S.A.	23,395	508,245
Vinci S.A.	26,017	1,852,976
Vivendi S.A.	62,539	1,184,936
Wendel S.A.	1,657	172,665
Zodiac Aerospace	10,871	255,801

		80,259,715

Germany (3.7%)
adidas AG	9,881	1,409,077
Allianz SE (Registered)	57,312	8,165,359
Axel Springer SE	2,335	122,365
BASF SE	48,239	3,680,014
Bayer AG (Registered)	82,390	8,289,439
Bayerische Motoren Werke (BMW) AG	17,187	1,259,618
Bayerische Motoren Werke (BMW) AG (Preference) (q)	76,111	4,824,706
Beiersdorf AG	5,243	$495,440
Brenntag AG	8,035	388,289
Commerzbank AG	58,767	381,165
Continental AG	5,847	1,098,816
Covestro AG (b)§	3,585	159,746
Daimler AG (Registered)	50,492	3,011,127
Deutsche Bank AG (Registered)*	176,597	2,402,930
Deutsche Boerse AG	10,258	839,892
Deutsche Lufthansa AG (Registered)	12,345	143,723
Deutsche Post AG (Registered)	51,500	1,437,808
Deutsche Telekom AG (Registered)	168,935	2,874,350
Deutsche Wohnen AG	18,043	612,326
E.ON SE	106,354	1,064,034
Evonik Industries AG	7,547	224,635
Fraport AG Frankfurt Airport Services Worldwide	1,956	104,501
Fresenius Medical Care AG & Co. KGaA	11,674	1,010,101
Fresenius SE & Co. KGaA	21,230	1,564,339
Fuchs Petrolub SE (Preference) (q)	3,550	139,425
GEA Group AG	9,511	447,032
Hannover Rueck SE	3,327	347,633
HeidelbergCement AG	7,330	549,606
Henkel AG & Co. KGaA	5,405	580,800
Henkel AG & Co. KGaA (Preference) (q)	9,470	1,151,547
Hochtief AG	1,076	138,605
Hugo Boss AG	3,722	210,280
Infineon Technologies AG	61,066	877,548
K+S AG (Registered)	9,298	190,771
Lanxess AG	4,760	208,005
Linde AG	28,103	3,911,471
MAN SE	1,833	186,599
Merck KGaA	6,722	684,354
Metro AG	9,863	301,722
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	8,868	1,482,093
OSRAM Licht AG	4,625	239,019
Porsche Automobil Holding SE (Preference) (q)	7,964	366,910
ProSiebenSat.1 Media SE*	11,379	496,872
RWE AG*	25,452	402,203
SAP SE	134,637	10,063,795
Schaeffler AG (Preference) (q)	8,373	111,003
Siemens AG (Registered)	57,094	5,848,599
Symrise AG	6,896	469,897
Telefonica Deutschland Holding AG	38,786	159,733
thyssenkrupp AG	19,132	381,885
TUI AG	26,502	300,880
United Internet AG (Registered)	6,753	278,631
Volkswagen AG	1,883	253,004
Volkswagen AG (Preference) (q)	9,654	1,160,251
Vonovia SE	24,735	902,711

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Zalando SE*§	4,170	$110,393

		78,517,077

Hong Kong (1.7%)
AIA Group Ltd.	1,301,600	7,843,258
ASM Pacific Technology Ltd.	11,000	79,077
Bank of East Asia Ltd.	61,200	237,836
BOC Hong Kong Holdings Ltd.	192,500	580,659
Cathay Pacific Airways Ltd.	63,000	92,424
Cheung Kong Infrastructure Holdings Ltd.	33,000	284,136
Cheung Kong Property Holdings Ltd.	143,764	904,940
China Mobile Ltd.	660,000	7,623,056
China Overseas Land & Investment Ltd.	596,000	1,902,022
China Taiping Insurance Holdings Co., Ltd.*	434,000	816,449
China Unicom Hong Kong Ltd.	1,280,000	1,328,339
CK Hutchison Holdings Ltd.	143,764	1,582,130
CLP Holdings Ltd.	86,500	884,347
First Pacific Co., Ltd.	139,500	101,581
Galaxy Entertainment Group Ltd.	122,000	363,501
Hang Lung Properties Ltd.	115,000	233,480
Hang Seng Bank Ltd.	39,800	683,180
Henderson Land Development Co., Ltd.	56,939	322,646
HK Electric Investments & HK Electric Investments Ltd.§	146,000	136,420
HKT Trust & HKT Ltd.	133,260	192,279
Hong Kong & China Gas Co., Ltd.	405,419	740,527
Hong Kong Exchanges and Clearing Ltd.	60,400	1,472,734
Hongkong Land Holdings Ltd.	57,200	335,192
Hysan Development Co., Ltd.	37,000	164,991
Jardine Matheson Holdings Ltd.	13,000	747,500
Kerry Properties Ltd.	30,500	75,245
Li & Fung Ltd.	290,000	141,193
Link REIT (REIT)	120,000	820,934
Melco Crown Entertainment Ltd. (ADR) (x)	9,572	120,416
MTR Corp., Ltd.	73,500	372,969
New World Development Co., Ltd.	290,320	294,918
Noble Group Ltd.*	271,481	40,830
NWS Holdings Ltd.	80,026	127,127
PCCW Ltd.	209,000	140,253
Power Assets Holdings Ltd.	75,500	693,148
Shangri-La Asia Ltd.	52,166	52,600
Shenzhen International Holdings Ltd.	615,500	894,322
Sino Land Co., Ltd.	163,400	269,519
SJM Holdings Ltd.	111,000	68,015
Sun Hung Kai Properties Ltd.	76,000	915,650
Swire Pacific Ltd., Class A	30,500	346,689
Swire Properties Ltd.	60,800	161,808
Techtronic Industries Co., Ltd.	75,500	316,060
WH Group Ltd.§	296,000	234,210
Wharf Holdings Ltd.	71,100	434,982
Wheelock & Co., Ltd.	50,000	$235,505
Yue Yuen Industrial Holdings Ltd.	43,500	172,400

		36,581,497

India (2.2%)
Ashok Leyland Ltd.*	2,905,834	4,256,519
Bharat Petroleum Corp., Ltd.	185,367	2,962,927
DLF Ltd.	2,329,945	5,214,224
Glenmark Pharmaceuticals Ltd.	119,597	1,416,393
HDFC Bank Ltd.	176,830	3,578,385
ICICI Bank Ltd. (ADR)	527,595	3,788,132
IndusInd Bank Ltd.	231,983	3,839,812
Larsen & Toubro Ltd.	155,899	3,473,380
Marico Ltd.	630,467	2,467,247
Maruti Suzuki India Ltd.	47,475	2,956,269
Shree Cement Ltd.	17,716	3,832,348
Shriram Transport Finance Co., Ltd.	223,390	3,991,059
SKS Microfinance Ltd.*	96,225	1,062,351
Zee Entertainment Enterprises Ltd.	595,086	4,041,119

		46,880,165

Indonesia (0.6%)
Bank Mandiri Persero Tbk PT	131,400	95,256
Bank Negara Indonesia Persero Tbk PT	3,833,600	1,515,651
Bumi Serpong Damai Tbk PT	8,539,800	1,371,220
Jasa Marga Persero Tbk PT	2,683,600	1,074,231
Link Net Tbk PT	3,891,700	1,195,177
Matahari Department Store Tbk PT	2,274,800	3,453,753
Semen Indonesia Persero Tbk PT	199,600	141,842
Surya Citra Media Tbk PT	4,318,400	1,083,089
United Tractors Tbk PT	1,109,700	1,249,600
XL Axiata Tbk PT*	7,041,475	1,957,439

		13,137,258

Ireland (0.6%)
Accenture plc, Class A	22,844	2,587,997
AerCap Holdings N.V.*	8,944	300,429
Allegion plc	3,342	232,035
Bank of Ireland*	1,430,634	298,135
CRH plc	43,701	1,260,194
DCC plc	4,555	400,501
Endo International plc*	7,168	111,749
Experian plc	49,131	933,222
James Hardie Industries plc (CDI)	24,587	376,614
Kerry Group plc, Class A	8,791	781,070
Medtronic plc	51,508	4,469,349
Paddy Power Betfair plc	4,408	463,633
Perrigo Co. plc	5,327	482,999
XL Group plc	10,616	353,619

		13,051,546

Israel (0.2%)
Azrieli Group Ltd.	1,545	65,756
Bank Hapoalim B.M.	59,521	300,447

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Bank Leumi Le-Israel B.M.*	77,993	$275,006
Bezeq Israeli Telecommunication Corp., Ltd.	97,116	192,907
Check Point Software Technologies Ltd. (x)*	6,710	534,653
Israel Chemicals Ltd.	25,003	97,655
Mizrahi Tefahot Bank Ltd.	8,869	102,478
Mobileye N.V. (x)*	9,100	419,874
Nice Ltd.	3,043	191,080
Taro Pharmaceutical Industries Ltd. (x)*	749	109,054
Teva Pharmaceutical Industries Ltd.	48,564	2,458,232

		4,747,142

Italy (0.7%)
Assicurazioni Generali S.p.A.	62,061	730,742
Atlantia S.p.A.	21,315	531,625
Banca Monte dei Paschi di Siena S.p.A.*	1,667,247	716,273
Brunello Cucinelli S.p.A. (x)	56,352	1,011,056
Enel S.p.A.	406,459	1,807,725
Eni S.p.A.	135,204	2,182,824
EXOR S.p.A.	5,073	187,405
Ferrari N.V.	6,518	265,706
Intesa Sanpaolo S.p.A.	674,188	1,293,178
Intesa Sanpaolo S.p.A. (RNC)	52,799	94,298
Leonardo-Finmeccanica S.p.A.*	21,382	217,244
Luxottica Group S.p.A.	8,770	427,321
Mediobanca S.p.A.	29,197	169,621
Poste Italiane S.p.A. (b)(x)§	22,004	146,226
Prysmian S.p.A.	80,466	1,763,945
Saipem S.p.A.*	341,642	137,849
Snam S.p.A.	124,932	747,425
Telecom Italia S.p.A.*	547,658	449,295
Telecom Italia S.p.A. (RNC)	302,216	194,441
Terna Rete Elettrica Nazionale S.p.A.	80,487	448,476
Tod’s S.p.A.	14,683	787,522
UniCredit S.p.A.	267,077	596,185
Unione di Banche Italiane S.p.A.	46,232	129,672
UnipolSai S.p.A.	61,609	92,609

		15,128,663

Japan (8.8%)
ABC-Mart, Inc.	1,800	119,795
Acom Co., Ltd.*	18,300	87,951
Aeon Co., Ltd.	34,000	526,741
AEON Financial Service Co., Ltd.	5,400	116,043
Aeon Mall Co., Ltd.	5,580	72,728
Air Water, Inc.	8,000	117,130
Aisin Seiki Co., Ltd.	10,000	405,911
Ajinomoto Co., Inc.	29,000	680,762
Alfresa Holdings Corp.	9,200	191,593
Alps Electric Co., Ltd.	10,300	194,016
Amada Holdings Co., Ltd.	17,600	177,960
ANA Holdings, Inc.	63,000	178,750
Aozora Bank Ltd. (x)	63,000	217,673
Asahi Glass Co., Ltd. (x)	49,000	264,819
Asahi Group Holdings Ltd.	21,000	677,432
Asahi Kasei Corp.	66,000	$457,351
Asics Corp.	8,300	139,324
Astellas Pharma, Inc.	112,200	1,755,850
Bandai Namco Holdings, Inc.	9,900	254,384
Bank of Kyoto Ltd.	19,000	115,998
Benesse Holdings, Inc.	3,900	91,125
Bridgestone Corp. (x)	34,600	1,104,851
Brother Industries Ltd.	12,600	134,444
Calbee, Inc.	3,500	145,292
Canon, Inc. (x)	55,200	1,575,112
Casio Computer Co., Ltd.	12,600	180,053
Central Japan Railway Co.	7,600	1,345,173
Chiba Bank Ltd.	36,000	169,802
Chubu Electric Power Co., Inc.	33,500	477,003
Chugai Pharmaceutical Co., Ltd.	12,400	440,568
Chugoku Bank Ltd.	8,200	83,391
Chugoku Electric Power Co., Inc.	16,500	208,864
Concordia Financial Group Ltd.*	63,000	246,519
Credit Saison Co., Ltd.	7,800	130,538
Cyberdyne, Inc. (x)*	5,000	111,957
Dai Nippon Printing Co., Ltd.	31,000	344,301
Daicel Corp.	16,000	165,483
Daihatsu Motor Co., Ltd.	9,900	128,582
Dai-ichi Life Insurance Co., Ltd.	338,400	3,751,918
Daiichi Sankyo Co., Ltd.	31,700	764,906
Daikin Industries Ltd.	12,200	1,016,454
Daito Trust Construction Co., Ltd.	3,700	599,755
Daiwa House Industry Co., Ltd.	29,700	866,641
Daiwa Securities Group, Inc.	86,400	454,136
Denso Corp.	25,800	906,380
Dentsu, Inc. (x)	11,186	522,634
Don Quijote Holdings Co., Ltd.	6,400	236,449
East Japan Railway Co.	17,837	1,643,557
Eisai Co., Ltd.	13,300	738,962
Electric Power Development Co., Ltd.	8,100	188,267
FamilyMart Co., Ltd.	3,300	200,454
FANUC Corp.	23,818	3,855,334
Fast Retailing Co., Ltd.	2,700	723,865
Fuji Electric Co., Ltd.	29,000	121,766
Fuji Heavy Industries Ltd.	31,200	1,068,044
Fujifilm Holdings Corp.	22,900	884,938
Fujitsu Ltd.	97,000	355,454
Fukuoka Financial Group, Inc.	38,000	124,979
GungHo Online Entertainment, Inc. (x)	17,800	47,938
Hachijuni Bank Ltd.	19,000	82,529
Hakuhodo DY Holdings, Inc.	12,300	146,699
Hamamatsu Photonics KK	7,600	211,601
Hankyu Hanshin Holdings, Inc.	62,000	461,460
Hikari Tsushin, Inc.	1,000	83,577
Hino Motors Ltd.	12,300	121,717
Hirose Electric Co., Ltd.	1,680	205,374
Hiroshima Bank Ltd.	26,000	86,566
Hisamitsu Pharmaceutical Co., Inc.	3,300	189,269
Hitachi Chemical Co., Ltd.	5,400	100,100

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Hitachi Construction Machinery Co., Ltd.	6,000	$86,869
Hitachi High-Technologies Corp.	3,700	100,782
Hitachi Ltd.	257,200	1,069,155
Hitachi Metals Ltd.	10,000	101,177
Hokuriku Electric Power Co.	9,600	118,541
Honda Motor Co., Ltd. (x)	85,100	2,148,678
Hoshizaki Electric Co., Ltd.	2,800	273,103
Hoya Corp.	21,000	747,687
Hulic Co., Ltd. (x)	15,800	165,655
Idemitsu Kosan Co., Ltd. (x)	5,200	112,125
IHI Corp.	72,000	192,848
Iida Group Holdings Co., Ltd.	7,700	156,835
Inpex Corp.	49,800	388,516
Isetan Mitsukoshi Holdings Ltd.	19,400	172,071
Isuzu Motors Ltd.	30,800	376,978
ITOCHU Corp.	79,500	965,962
Iyo Bank Ltd.	11,100	67,708
J. Front Retailing Co., Ltd.	13,000	134,256
Japan Airlines Co., Ltd.	6,688	214,661
Japan Airport Terminal Co., Ltd. (x)	2,200	79,235
Japan Exchange Group, Inc.	28,600	327,176
Japan Post Bank Co., Ltd.	20,600	241,387
Japan Post Holdings Co., Ltd.	22,900	277,249
Japan Prime Realty Investment Corp. (REIT) (x)	45	192,730
Japan Real Estate Investment Corp. (REIT)	70	430,833
Japan Retail Fund Investment Corp. (REIT)	127	323,218
Japan Tobacco, Inc. (x)	57,400	2,299,479
JFE Holdings, Inc.	25,600	331,271
JGC Corp.	11,000	156,310
Joyo Bank Ltd.	30,000	111,828
JSR Corp.	9,900	130,268
JTEKT Corp.	10,300	116,128
JX Holdings, Inc.	116,833	453,995
Kajima Corp.	46,000	317,703
Kakaku.com, Inc. (x)	7,900	155,733
Kamigumi Co., Ltd.	14,000	128,640
Kaneka Corp.	16,000	105,984
Kansai Electric Power Co., Inc.*	36,600	354,878
Kansai Paint Co., Ltd.	12,000	241,729
Kao Corp. (x)	26,600	1,535,058
Kawasaki Heavy Industries Ltd.	73,000	204,267
KDDI Corp.	288,575	8,784,604
Keihan Holdings Co., Ltd.	29,000	200,348
Keikyu Corp.	26,000	260,427
Keio Corp.	32,000	300,710
Keisei Electric Railway Co., Ltd.	15,000	192,384
Keyence Corp.	11,918	8,038,126
Kikkoman Corp.	8,000	292,751
Kintetsu Group Holdings Co., Ltd.	97,000	413,954
Kirin Holdings Co., Ltd. (x)	42,800	719,383
Kobe Steel Ltd.	161,000	131,082
Koito Manufacturing Co., Ltd.	5,800	265,444
Komatsu Ltd.	49,100	852,962
Konami Corp.	5,000	189,324
Konica Minolta, Inc.	23,900	$173,321
Kose Corp.	1,700	142,663
Kubota Corp. (x)	55,900	748,690
Kuraray Co., Ltd. (x)	19,300	229,531
Kurita Water Industries Ltd.	6,100	135,720
Kyocera Corp.	96,300	4,565,823
Kyowa Hakko Kirin Co., Ltd.	14,300	242,870
Kyushu Electric Power Co., Inc.*	21,600	215,264
Kyushu Financial Group, Inc.	18,500	91,735
Lawson, Inc.	3,400	269,547
Lixil Group Corp.	14,100	231,809
M3, Inc.	10,900	377,502
Mabuchi Motor Co., Ltd.	2,400	100,760
Makita Corp.	6,200	408,821
Marubeni Corp.	85,900	385,607
Marui Group Co., Ltd.	11,700	157,001
Maruichi Steel Tube Ltd.	2,300	80,211
Mazda Motor Corp.	30,760	411,989
McDonald’s Holdings Co. Japan Ltd.	3,910	106,105
Medipal Holdings Corp.	7,800	127,989
Meiji Holdings Co., Ltd.	5,944	603,494
Minebea Co., Ltd.	17,000	114,419
Miraca Holdings, Inc.	3,200	137,900
Mitsubishi Chemical Holdings Corp.	70,400	321,086
Mitsubishi Corp.	78,500	1,372,554
Mitsubishi Electric Corp.	103,000	1,221,289
Mitsubishi Estate Co., Ltd.	67,000	1,225,032
Mitsubishi Gas Chemical Co., Inc.	23,000	119,302
Mitsubishi Heavy Industries Ltd.	169,000	674,622
Mitsubishi Logistics Corp.	7,000	97,581
Mitsubishi Materials Corp.	54,000	128,623
Mitsubishi Motors Corp.	33,300	151,294
Mitsubishi Tanabe Pharma Corp.	11,900	213,445
Mitsubishi UFJ Financial Group, Inc.	668,600	2,980,171
Mitsubishi UFJ Lease & Finance Co., Ltd.	24,300	92,831
Mitsui & Co., Ltd.	88,400	1,046,713
Mitsui Chemicals, Inc.	46,000	167,765
Mitsui Fudosan Co., Ltd.	47,000	1,072,914
Mitsui O.S.K. Lines Ltd.	61,000	129,315
Mixi, Inc.	1,900	77,810
Mizuho Financial Group, Inc.	1,251,844	1,792,239
MS&AD Insurance Group Holdings, Inc.	27,507	708,426
Murata Manufacturing Co., Ltd.	68,003	7,628,466
Nabtesco Corp.	5,700	136,107
Nagoya Railroad Co., Ltd.	48,000	269,283
NEC Corp.	135,000	313,201
Nexon Co., Ltd.	132,100	1,940,616
NGK Insulators Ltd.	14,000	281,092
NGK Spark Plug Co., Ltd.	9,300	139,932
NH Foods Ltd.	10,000	242,957
NHK Spring Co., Ltd.	9,000	72,627
Nidec Corp.	81,756	6,170,947
Nikon Corp.	19,100	258,103

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Nintendo Co., Ltd.	12,900	$1,840,638
Nippon Building Fund, Inc. (REIT)	76	467,144
Nippon Electric Glass Co., Ltd.	21,000	87,599
Nippon Express Co., Ltd.	43,000	196,000
Nippon Paint Holdings Co., Ltd.	8,600	211,233
Nippon Prologis REIT, Inc. (REIT)	74	179,715
Nippon Steel & Sumitomo Metal Corp.	41,291	789,023
Nippon Telegraph & Telephone Corp.	36,718	1,723,672
Nippon Yusen KK	90,000	157,794
Nissan Motor Co., Ltd.	130,700	1,177,737
Nisshin Seifun Group, Inc.	9,780	156,330
Nissin Foods Holdings Co., Ltd.	3,300	179,670
Nitori Holdings Co., Ltd.	4,400	527,920
Nitto Denko Corp.	8,500	536,002
NOK Corp.	4,700	79,436
Nomura Holdings, Inc.	469,700	1,683,144
Nomura Real Estate Holdings, Inc.	5,800	100,915
Nomura Real Estate Master Fund, Inc. (REIT)	189	298,763
Nomura Research Institute Ltd.	6,380	232,363
NSK Ltd.	26,100	193,045
NTT Data Corp.	7,100	334,577
NTT DoCoMo, Inc.	76,000	2,045,001
NTT Urban Development Corp.	6,700	71,329
Obayashi Corp.	35,100	371,616
Obic Co., Ltd.	3,800	207,743
Odakyu Electric Railway Co., Ltd.	30,000	350,129
Oji Holdings Corp.	45,000	172,576
Olympus Corp.	15,300	569,220
Omron Corp.	10,200	330,499
Ono Pharmaceutical Co., Ltd.	22,000	950,007
Oracle Corp. Japan	2,200	117,091
Oriental Land Co., Ltd.	11,600	748,101
Orix Corp.	71,300	910,462
Osaka Gas Co., Ltd.	104,000	398,242
Otsuka Corp.	3,100	144,037
Otsuka Holdings Co., Ltd. (x)	21,100	972,313
Panasonic Corp.	117,300	1,014,944
Park24 Co., Ltd.	4,400	150,696
Pola Orbis Holdings, Inc.	1,000	93,126
Rakuten, Inc.	164,100	1,769,917
Recruit Holdings Co., Ltd.	13,900	505,502
Resona Holdings, Inc.	114,805	418,203
Ricoh Co., Ltd.	36,800	318,002
Rinnai Corp.	1,800	158,392
Rohm Co., Ltd.	4,900	192,128
Ryohin Keikaku Co., Ltd.	1,200	291,143
Sankyo Co., Ltd.	2,700	100,661
Santen Pharmaceutical Co., Ltd.	19,100	297,864
SBI Holdings, Inc.	11,660	115,289
Secom Co., Ltd.	11,400	841,453
Sega Sammy Holdings, Inc.	9,700	104,140
Seibu Holdings, Inc.	8,300	140,139
Seiko Epson Corp.	14,000	223,725
Sekisui Chemical Co., Ltd.	23,700	290,505
Sekisui House Ltd.	32,100	$558,589
Seven & i Holdings Co., Ltd.	40,100	1,674,147
Seven Bank Ltd.	32,000	98,802
Shikoku Electric Power Co., Inc.	9,600	113,041
Shimadzu Corp.	14,000	208,363
Shimamura Co., Ltd.	1,200	177,138
Shimano, Inc.	3,800	575,908
Shimizu Corp.	31,000	288,585
Shin-Etsu Chemical Co., Ltd.	20,400	1,189,969
Shinsei Bank Ltd.	96,000	138,553
Shionogi & Co., Ltd.	15,500	842,969
Shiseido Co., Ltd.	20,100	518,253
Shizuoka Bank Ltd.	29,000	203,775
Showa Shell Sekiyu KK (x)	9,500	88,271
SMC Corp.	3,000	731,794
SoftBank Group Corp.	50,300	2,845,720
Sohgo Security Services Co., Ltd.	3,700	181,848
Sompo Japan Nipponkoa Holdings, Inc.	18,881	500,148
Sony Corp.	65,800	1,925,710
Sony Financial Holdings, Inc.	10,100	113,367
Stanley Electric Co., Ltd.	7,700	163,519
Start Today Co., Ltd.	2,900	154,096
Sumitomo Chemical Co., Ltd.	77,000	315,767
Sumitomo Corp.	58,500	585,474
Sumitomo Dainippon Pharma Co., Ltd.	8,400	145,008
Sumitomo Electric Industries Ltd.	39,200	515,975
Sumitomo Heavy Industries Ltd.	29,000	126,568
Sumitomo Metal Mining Co., Ltd.	26,000	262,430
Sumitomo Mitsui Financial Group, Inc.	164,763	4,723,799
Sumitomo Mitsui Trust Holdings, Inc.	173,020	559,944
Sumitomo Realty & Development Co., Ltd.	18,000	485,743
Sumitomo Rubber Industries Ltd. (x)	9,100	121,185
Sundrug Co., Ltd.	1,700	158,061
Suntory Beverage & Food Ltd. (x)	7,200	324,002
Suruga Bank Ltd.	9,400	212,263
Suzuken Co., Ltd.	4,510	141,780
Suzuki Motor Corp.	88,900	2,399,239
Sysmex Corp.	8,100	553,679
T&D Holdings, Inc.	30,100	254,132
Taiheiyo Cement Corp.	64,000	150,838
Taisei Corp.	58,000	472,967
Taisho Pharmaceutical Holdings Co., Ltd.	2,000	209,588
Taiyo Nippon Sanso Corp.	7,100	64,901
Takashimaya Co., Ltd.	14,000	99,953
Takeda Pharmaceutical Co., Ltd.	37,200	1,605,702
TDK Corp.	6,400	356,613
Teijin Ltd.	50,000	164,685
Terumo Corp.	17,500	742,023
THK Co., Ltd.	5,900	100,110

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Tobu Railway Co., Ltd.	57,000	$311,902
Toho Co., Ltd.	6,000	165,270
Toho Gas Co., Ltd.	23,000	187,126
Tohoku Electric Power Co., Inc.	24,600	308,498
Tokio Marine Holdings, Inc.	36,200	1,197,470
Tokyo Electric Power Co., Inc.*	77,600	327,232
Tokyo Electron Ltd.	8,300	697,814
Tokyo Gas Co., Ltd.	106,000	435,152
Tokyo Tatemono Co., Ltd.	11,900	142,151
Tokyu Corp.	58,000	507,194
Tokyu Fudosan Holdings Corp.	29,000	179,881
TonenGeneral Sekiyu KK	16,000	145,289
Toppan Printing Co., Ltd.	26,000	222,891
Toray Industries, Inc.	76,000	645,914
Toshiba Corp.	209,000	571,047
Toto Ltd.	7,600	301,143
Toyo Seikan Group Holdings Ltd.	8,000	152,095
Toyo Suisan Kaisha Ltd.	5,000	202,003
Toyoda Gosei Co., Ltd.	3,500	62,209
Toyota Industries Corp.	8,500	336,167
Toyota Motor Corp.	140,300	7,014,554
Toyota Tsusho Corp.	12,100	259,567
Trend Micro, Inc.	6,000	213,694
Tsuruha Holdings, Inc.	1,700	204,185
Unicharm Corp.	21,600	481,147
United Urban Investment Corp. (REIT)	139	249,673
USS Co., Ltd.	10,700	175,497
West Japan Railway Co.	8,600	543,578
Yahoo! Japan Corp.	73,000	321,482
Yakult Honsha Co., Ltd.	4,400	226,496
Yamada Denki Co., Ltd.	35,200	184,973
Yamaguchi Financial Group, Inc.	11,000	103,562
Yamaha Corp.	8,700	233,824
Yamaha Motor Co., Ltd. (x)	13,400	202,921
Yamato Holdings Co., Ltd.	18,100	414,557
Yamazaki Baking Co., Ltd.	6,000	166,395
Yaskawa Electric Corp.	11,600	150,277
Yokogawa Electric Corp.	10,800	121,267
Yokohama Rubber Co., Ltd. (x)	5,000	62,334

		186,562,651

Jordan (0.0%)
Hikma Pharmaceuticals plc	6,912	227,933

Luxembourg (0.1%)
ArcelorMittal S.A.*	98,990	455,760
Millicom International Cellular S.A. (SDR)	3,523	215,462
RTL Group S.A.	2,084	169,972
SES S.A. (FDR)	16,680	360,303
Tenaris S.A. (x)	24,559	355,161

		1,556,658

Macau (0.0%)
MGM China Holdings Ltd.	54,800	71,305
Sands China Ltd. (x)	125,987	426,537
Wynn Macau Ltd.	87,600	127,187

		625,029

Mexico (1.0%)
Alfa S.A.B. de C.V., Class A	990,166	$1,704,928
Alsea S.A.B. de C.V.	429,289	1,632,386
Cemex S.A.B. de C.V. (ADR)*	526,735	3,249,955
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	63,313	5,855,819
Fresnillo plc	10,590	234,031
Grupo Financiero Banorte S.A.B. de C.V., Class O	871,314	4,885,922
Grupo Financiero Santander Mexico S.A.B. de C.V. (ADR), Class B	182,104	1,655,325
Mexichem S.A.B. de C.V.	762,274	1,611,476

		20,829,842

Netherlands (1.4%)
ABN AMRO Group N.V. (CVA)§	10,901	180,794
Aegon N.V.	94,395	376,528
Akzo Nobel N.V.	13,019	819,066
Altice N.V., Class A (x)*	18,768	282,230
Altice N.V., Class B*	6,611	99,846
ASML Holding N.V.	19,218	1,904,948
Boskalis Westminster	4,476	154,387
Gemalto N.V.	4,154	254,420
Heineken Holding N.V.	5,560	454,183
Heineken N.V.	12,246	1,131,566
ING Groep N.V. (CVA)	205,666	2,137,656
Koninklijke Ahold N.V.	43,966	977,721
Koninklijke DSM N.V.	9,837	569,975
Koninklijke KPN N.V.	177,848	645,080
Koninklijke Philips N.V.	48,714	1,215,485
Koninklijke Vopak N.V.	3,948	197,748
NN Group N.V.	15,840	440,048
NXP Semiconductors N.V.*	15,427	1,208,551
OCI N.V.*	3,973	54,240
QIAGEN N.V.*	11,464	248,306
Randstad Holding N.V.	6,031	242,909
Royal Dutch Shell plc, Class A	221,624	6,051,091
Royal Dutch Shell plc, Class B	197,208	5,423,075
Steinhoff International Holdings N.V.	667,391	3,823,222
Wolters Kluwer N.V.	16,588	677,876

		29,570,951

New Zealand (0.1%)
Auckland International Airport Ltd.	51,599	239,842
Contact Energy Ltd.	38,090	141,153
Fletcher Building Ltd.	32,637	200,657
Meridian Energy Ltd.	58,280	110,039
Mighty River Power Ltd.	45,043	97,050
Ryman Healthcare Ltd.	19,673	131,084
Spark New Zealand Ltd.	101,084	256,189

		1,176,014

Norway (0.2%)
DNB ASA	50,825	614,482
Gjensidige Forsikring ASA	8,808	146,224
Marine Harvest ASA*	18,997	319,543
Norsk Hydro ASA	72,701	265,707

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Orkla ASA	42,931	$380,274
Schibsted ASA	4,869	139,369
Schibsted ASA, Class A	3,863	115,271
Statoil ASA	59,561	1,031,323
Telenor ASA	40,459	668,273
Yara International ASA	9,338	296,459

		3,976,925

Pakistan (0.1%)
Lucky Cement Ltd. (GDR)	81,268	1,564,409
United Bank Ltd./Pakistan (GDR)	228,518	1,256,849

		2,821,258

Panama (0.1%)
Copa Holdings S.A., Class A	22,993	1,201,614

Peru (0.4%)
Cia de Minas Buenaventura SAA (ADR)*	159,690	1,908,295
Credicorp Ltd.	35,435	5,468,684

		7,376,979

Philippines (0.7%)
Ayala Corp.	67,950	1,233,195
BDO Unibank, Inc.	584,570	1,395,462
DMCI Holdings, Inc.	5,470,150	1,473,476
International Container Terminal Services, Inc.	812,100	1,069,159
LT Group, Inc.	3,883,800	1,314,868
Metro Pacific Investments Corp.	13,101,500	1,946,683
Metropolitan Bank & Trust Co.	1,572,177	3,025,401
SM Investments Corp.	129,485	2,671,937

		14,130,181

Poland (0.4%)
Bank Pekao S.A.	49,885	1,745,804
CCC S.A.	49,924	2,030,711
Eurocash S.A.	117,745	1,379,045
LPP S.A.	863	1,105,829
PKP Cargo S.A.*	40,708	342,188
Polski Koncern Naftowy Orlen S.A.*	96,703	1,692,131

		8,295,708

Portugal (0.2%)
EDP – Energias de Portugal S.A.	118,211	363,044
Galp Energia SGPS S.A.	21,329	296,207
Jeronimo Martins SGPS S.A.	193,865	3,054,284

		3,713,535

Russia (0.3%)
Mail.Ru Group Ltd. (GDR) (m)*	106,745	1,941,351
MMC Norilsk Nickel PJSC (ADR)	116,191	1,553,474
X5 Retail Group N.V. (GDR) (m)*	53,533	1,062,822
Yandex N.V., Class A*	101,126	2,209,603

		6,767,250

Singapore (0.5%)
Ascendas Real Estate Investment Trust (REIT)	110,286	$203,743
Broadcom Ltd.	13,490	2,096,346
CapitaLand Commercial Trust (REIT)	104,300	114,724
CapitaLand Ltd.	130,900	300,701
CapitaLand Mall Trust (REIT)	127,000	201,658
City Developments Ltd.	20,600	125,513
ComfortDelGro Corp., Ltd.	110,000	225,456
DBS Group Holdings Ltd.	92,800	1,093,377
Genting Singapore plc	342,457	186,898
Global Logistic Properties Ltd.	130,100	175,584
Golden Agri-Resources Ltd.	370,225	97,070
Hutchison Port Holdings Trust	293,000	134,595
Jardine Cycle & Carriage Ltd.	4,533	124,375
Keppel Corp., Ltd.	75,200	308,821
Oversea-Chinese Banking Corp., Ltd.	159,778	1,041,316
Sembcorp Industries Ltd.	55,000	115,841
Sembcorp Marine Ltd.	46,000	53,699
Singapore Airlines Ltd.	30,000	237,935
Singapore Exchange Ltd.	42,700	243,248
Singapore Press Holdings Ltd.	78,600	232,064
Singapore Technologies Engineering Ltd.	86,000	203,016
Singapore Telecommunications Ltd.	423,700	1,310,263
StarHub Ltd.	31,288	88,128
Suntec Real Estate Investment Trust (REIT)	144,900	191,576
United Overseas Bank Ltd.	68,640	947,835
UOL Group Ltd.	24,770	101,043
Wilmar International Ltd.	107,900	262,874

		10,417,699

South Africa (0.8%)
Clicks Group Ltd.	84,327	704,283
Investec plc	31,322	197,431
Life Healthcare Group Holdings Ltd.	655,067	1,613,237
Mediclinic International plc	20,727	303,468
Mondi plc (Johannesburg Stock Exchange)	143,794	2,624,689
Mondi plc (London Stock Exchange)	19,099	355,942
Naspers Ltd., Class N	41,757	6,398,312
Sasol Ltd.	94,263	2,559,062
Vodacom Group Ltd.	252,190	2,884,266

		17,640,690

South Korea (1.8%)
Amorepacific Corp.	8,159	3,074,940
CJ CheilJedang Corp.	1,577	532,105
CJ Corp.	5,522	973,300
Cosmax, Inc.	6,135	917,139
Coway Co., Ltd.	26,035	2,366,425
Hotel Shilla Co., Ltd.	10,998	656,322
Hugel, Inc.*	3,595	998,322
Hyundai Development Co-Engineering & Construction	52,825	1,828,605

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Hyundai Wia Corp.	10,488	$816,899
Innocean Worldwide, Inc.	15,564	1,097,477
Kia Motors Corp.	28,597	1,077,044
Korea Aerospace Industries Ltd.	32,659	2,093,584
Korea Electric Power Corp.	41,491	2,189,608
LG Chem Ltd.	5,986	1,369,054
Mando Corp.	3,377	638,910
Naver Corp.	4,570	2,841,617
Samsung Electronics Co., Ltd.	6,191	7,706,921
Samsung Electronics Co., Ltd. (Preference) (q)	3,168	3,270,586
Samsung Fire & Marine Insurance Co., Ltd.	6,320	1,446,455
SK Holdings Co., Ltd.	12,474	2,197,242

		38,092,555

Spain (1.4%)
Abertis Infraestructuras S.A.	29,127	428,079
ACS Actividades de Construccion y Servicios S.A.	10,925	299,358
Aena S.A.§	3,625	477,335
Amadeus IT Holding S.A., Class A	23,324	1,021,790
Banco Bilbao Vizcaya Argentaria S.A.	723,232	4,144,546
Banco de Sabadell S.A.	287,502	384,143
Banco Popular Espanol S.A.	173,782	226,430
Banco Santander S.A.	755,960	2,943,263
Bankia S.A.	260,759	190,597
Bankinter S.A.	34,807	223,874
CaixaBank S.A.	141,141	310,686
Cemex Latam Holdings S.A.*	222,696	960,661
Distribuidora Internacional de Alimentacion S.A.	35,111	206,239
Enagas S.A.	10,312	313,721
Endesa S.A.	16,519	332,238
Ferrovial S.A.	24,196	470,126
Gas Natural SDG S.A.	18,038	357,712
Grifols S.A.	16,040	362,220
Iberdrola S.A.	284,701	1,923,036
Industria de Diseno Textil S.A.	242,823	8,097,532
Mapfre S.A.	59,016	130,505
Red Electrica Corporacion S.A.	5,425	483,663
Repsol S.A.	208,997	2,651,350
Telefonica S.A.	235,248	2,248,632
Zardoya Otis S.A.	10,245	96,006

		29,283,742

Sweden (1.2%)
Alfa Laval AB	15,271	239,701
Assa Abloy AB, Class B	310,375	6,361,731
Atlas Copco AB, Class A	36,065	933,848
Atlas Copco AB, Class B	21,057	497,142
Boliden AB	13,686	265,873
Electrolux AB	12,366	335,862
Getinge AB, Class B	11,145	228,893
Hennes & Mauritz AB, Class B	50,463	1,478,855
Hexagon AB, Class B	13,329	485,175
Husqvarna AB, Class B	24,517	181,877
ICA Gruppen AB	3,901	130,349
Industrivarden AB, Class C	8,530	137,865
Investor AB, Class B	24,603	$823,044
Kinnevik AB, Class B	12,243	290,996
Lundin Petroleum AB*	9,602	173,596
Nordea Bank AB	161,442	1,363,647
Sandvik AB (x)	56,385	561,996
Securitas AB, Class B	15,680	240,991
Skandinaviska Enskilda Banken AB, Class A	80,736	701,645
Skanska AB, Class B	17,472	364,381
SKF AB, Class B	20,545	328,054
Svenska Cellulosa AB S.C.A., Class B	31,634	1,008,770
Svenska Handelsbanken AB, Class A	79,589	962,737
Swedbank AB, Class A	48,133	1,006,826
Swedish Match AB	10,161	353,113
Tele2 AB, Class B	17,843	156,084
Telefonaktiebolaget LM Ericsson, Class B	596,051	4,555,991
Telia Co. AB	131,306	619,435
Volvo AB, Class B	79,806	788,095

		25,576,572

Switzerland (3.7%)
ABB Ltd. (Registered)*	103,699	2,042,509
Actelion Ltd. (Registered)*	5,559	932,781
Adecco Group AG (Registered)	8,848	445,725
Aryzta AG*	4,154	152,644
Baloise Holding AG (Registered)	2,580	287,725
Barry Callebaut AG (Registered)*	107	131,415
Chocoladefabriken Lindt & Spruengli AG	50	297,414
Chocoladefabriken Lindt & Sprungli AG (Registered)	5	356,822
Chubb Ltd.	17,012	2,223,639
Cie Financiere Richemont S.A. (Registered)	27,745	1,627,661
Coca-Cola HBC AG*	10,959	221,033
Credit Suisse Group AG (Registered)*	282,618	3,011,682
DKSH Holding AG	33,055	2,163,901
Dufry AG (Registered)*	2,500	300,052
EMS-Chemie Holding AG (Registered)	426	220,296
Galenica AG (Registered)	199	268,070
Garmin Ltd.	4,233	179,564
Geberit AG (Registered)	1,964	741,911
Givaudan S.A. (Registered)	495	994,671
Glencore plc*	636,667	1,300,799
Julius Baer Group Ltd.*	12,373	497,227
Kuehne + Nagel International AG (Registered)	2,780	388,668
LafargeHolcim Ltd. (Registered)*	24,193	1,010,580
Lonza Group AG (Registered)*	2,834	469,632
Nestle S.A. (Registered)	203,038	15,661,475
Novartis AG (Registered)	119,609	9,839,488
Pargesa Holding S.A.	1,598	105,789
Partners Group Holding AG	940	403,068

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Roche Holding AG	48,203	$12,727,066
Schindler Holding AG	2,455	444,865
Schindler Holding AG (Registered)	1,052	191,480
SGS S.A. (Registered)	285	653,498
Sika AG	114	476,880
Sonova Holding AG (Registered)	2,795	371,351
STMicroelectronics N.V. (x)	36,174	213,169
Swatch Group AG (x)	1,671	485,763
Swatch Group AG (Registered)	2,842	163,018
Swiss Life Holding AG (Registered)*	1,669	385,561
Swiss Prime Site AG (Registered)*	3,333	301,443
Swiss Reinsurance AG	17,206	1,504,256
Swisscom AG (Registered)	1,383	687,011
Syngenta AG (Registered)	4,941	1,899,204
TE Connectivity Ltd.	12,952	739,689
Transocean Ltd. (x)	12,976	154,285
UBS Group AG (Registered)	526,092	6,806,896
Wolseley plc	13,355	692,125
Zurich Insurance Group AG*	7,994	1,977,885

		77,151,686

Taiwan (1.5%)
Advanced Semiconductor Engineering, Inc.	2,096,000	2,408,889
Catcher Technology Co., Ltd.	271,000	2,023,026
Chailease Holding Co., Ltd.	211,494	342,019
Delta Electronics, Inc.*	394,536	1,927,271
E.Sun Financial Holding Co., Ltd.	1,422,000	841,639
Eclat Textile Co., Ltd.	121,613	1,173,323
Formosa Plastics Corp.	368,000	888,970
Fubon Financial Holding Co., Ltd.	948,880	1,117,415
Hon Hai Precision Industry Co., Ltd.	1,320,000	3,396,492
Nien Made Enterprise Co., Ltd.*	95,000	864,746
PChome Online, Inc.	103,000	1,140,056
Pegatron Corp.	828,000	1,754,915
President Chain Store Corp.	66,000	516,367
Taiwan Mobile Co., Ltd.	377,000	1,319,563
Taiwan Semiconductor Manufacturing Co., Ltd.*	1,745,133	8,824,381
Uni-President Enterprises Corp.	1,508,830	2,976,633
Yeong Guan Energy Technology Group Co., Ltd.	144,000	916,531

		32,432,236

Thailand (0.3%)
BTS Rail Mass Transit Growth Infrastructure Fund, Class F	3,781,860	1,355,493
Central Pattana PCL	603,400	1,029,152
Kasikornbank PCL (NVDR)	344,200	1,671,952
Land & Houses PCL (Registered)	3,836,500	990,848
Land & Houses PCL (NVDR)	381,600	98,555
Minor International PCL	1,483,730	1,688,936
Minor International PCL (NVDR)	66,800	$76,638
Sino-Thai Engineering & Construction PCL	59,200	40,096

		6,951,670

Turkey (0.2%)
Arcelik A/S	321,257	2,119,123
Ulker Biskuvi Sanayi A/S	237,767	1,741,241

		3,860,364

United Kingdom (5.8%)
3i Group plc	52,364	389,732
Aberdeen Asset Management plc	48,477	187,338
Admiral Group plc	11,566	315,687
Aggreko plc	14,703	252,523
Anglo American plc	72,637	705,375
Aon plc	9,547	1,042,819
ARM Holdings plc	74,645	1,130,570
Ashtead Group plc	26,178	375,684
Associated British Foods plc	19,181	695,467
AstraZeneca plc	66,100	3,934,868
Auto Trader Group plc§	49,418	233,673
Aviva plc	217,112	1,166,823
Babcock International Group plc	13,036	157,802
BAE Systems plc	170,005	1,192,059
Barclays plc	891,768	1,697,767
Barratt Developments plc	51,590	282,521
Berkeley Group Holdings plc	6,879	234,175
BP plc	972,047	5,676,108
British American Tobacco plc	97,581	6,349,643
British Land Co. plc (REIT)	50,387	417,263
BT Group plc	444,884	2,456,582
Bunzl plc	17,349	536,613
Burberry Group plc	23,128	361,534
Capita plc	34,427	442,187
Centrica plc	270,194	815,741
Circassia Pharmaceuticals plc*	561,191	760,644
CNH Industrial N.V.	51,921	377,486
Cobham plc	90,864	190,627
Coca-Cola European Partners plc	11,393	408,255
Compass Group plc	87,578	1,669,377
Croda International plc	7,333	307,358
Delphi Automotive plc	10,097	632,072
Diageo plc	131,320	3,674,493
Direct Line Insurance Group plc	75,436	348,851
Dixons Carphone plc	50,901	220,974
Earthport plc*	1,373,251	251,973
easyJet plc	9,383	136,298
Fiat Chrysler Automobiles N.V.	50,600	312,356
G4S plc	79,705	197,304
GKN plc	93,121	335,183
GlaxoSmithKline plc	255,533	5,493,524
Hammerson plc (REIT)	40,789	297,985
Hargreaves Lansdown plc	14,368	239,095
HSBC Holdings plc	1,039,711	6,495,132
ICAP plc	27,708	155,748
IMI plc	14,609	188,778

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Imperial Brands plc	50,870	$2,761,471
Inmarsat plc	24,437	262,294
InterContinental Hotels Group plc	9,708	360,738
International Consolidated Airlines Group S.A. (x)	38,687	192,776
Intertek Group plc	8,846	413,081
Intu Properties plc (REIT) (x)	50,203	196,405
ITV plc	184,967	446,812
J Sainsbury plc	71,564	221,936
Johnson Matthey plc	10,065	381,007
Kingfisher plc	121,992	526,581
Land Securities Group plc (REIT)	41,113	581,862
Legal & General Group plc	316,033	819,144
Lloyds Banking Group plc	3,320,825	2,441,904
London Stock Exchange Group plc	16,213	549,200
Marks & Spencer Group plc	85,656	364,194
Meggitt plc	40,518	219,796
Merlin Entertainments plc§	35,451	210,559
Michael Kors Holdings Ltd. (Dusseldorf Stock Exchange)*	5,616	277,880
Michael Kors Holdings Ltd. (New York Stock Exchange)*	912	45,126
National Grid plc	198,967	2,925,910
Next plc	7,850	525,176
Old Mutual plc	268,455	723,623
Pearson plc	42,660	556,379
Pentair plc	6,638	386,929
Persimmon plc	15,941	311,077
Petrofac Ltd.	14,557	151,290
Provident Financial plc	7,600	234,916
Prudential plc	425,115	7,242,177
Randgold Resources Ltd.	4,890	549,051
Reckitt Benckiser Group plc	33,179	3,337,994
RELX N.V.	52,461	915,522
RELX plc	59,349	1,093,545
Rio Tinto Ltd.	21,427	737,881
Rio Tinto plc	65,077	2,011,539
Rolls-Royce Holdings plc*	97,725	927,974
Rolls-Royce Holdings plc (b)*†	6,938,475	9,237
Royal Bank of Scotland Group plc*	187,799	442,290
Royal Mail plc	46,538	315,493
RSA Insurance Group plc	54,512	364,045
SABMiller plc	51,590	3,007,535
Sage Group plc	58,576	509,395
Schroders plc	6,225	196,564
Segro plc (REIT)	41,688	234,030
Severn Trent plc	12,263	400,595
Sky plc	55,742	632,688
Smith & Nephew plc	48,438	821,480
Smiths Group plc	20,121	309,919
SSE plc	52,737	1,102,726
St. James’s Place plc	27,564	295,243
Standard Chartered plc	174,295	1,325,766
Standard Life plc	101,916	400,540
Tate & Lyle plc	25,553	227,846
Taylor Wimpey plc	169,913	303,581
Tesco plc*	432,478	$1,011,786
Travis Perkins plc	12,940	258,871
Unilever N.V. (CVA)	84,948	3,960,196
Unilever plc	201,971	9,687,961
United Utilities Group plc	35,463	493,812
Vodafone Group plc	1,392,554	4,239,202
Weir Group plc	10,724	207,075
Whitbread plc	9,450	441,691
William Hill plc	45,608	157,971
Willis Towers Watson plc	5,007	622,420
Wm Morrison Supermarkets plc	119,363	299,409
Worldpay Group plc*§	69,730	253,811
WPP plc	68,846	1,429,430

		121,610,424

United States (37.7%)
3M Co.	50,828	8,900,999
Abbott Laboratories	53,597	2,106,898
AbbVie, Inc.	59,165	3,662,905
ACADIA Pharmaceuticals, Inc. (x)*	75,830	2,461,442
Activision Blizzard, Inc.	18,450	731,174
Acuity Brands, Inc.	1,592	394,752
Adobe Systems, Inc.*	66,760	6,394,940
Advance Auto Parts, Inc.	2,668	431,229
AES Corp.	24,001	299,532
Aetna, Inc.	88,257	10,778,827
Affiliated Managers Group, Inc.*	1,965	276,613
Aflac, Inc.	15,280	1,102,605
Agilent Technologies, Inc.	11,925	528,993
AGL Resources, Inc.	4,380	288,949
Air Products and Chemicals, Inc.	7,061	1,002,944
Akamai Technologies, Inc.*	6,431	359,686
Alaska Air Group, Inc.	4,539	264,578
Albemarle Corp.	4,101	325,250
Alcoa, Inc.	47,834	443,421
Alexion Pharmaceuticals, Inc.*	8,197	957,082
Allergan plc*	14,482	3,346,645
Alliance Data Systems Corp.*	2,156	422,404
Alliant Energy Corp.	8,299	329,470
Allstate Corp.	13,763	962,722
Alphabet, Inc., Class A*	20,401	14,352,716
Alphabet, Inc., Class C*	20,867	14,442,051
Altria Group, Inc.	71,690	4,943,742
Amazon.com, Inc.*	14,133	10,113,857
Ameren Corp.	8,828	473,004
American Airlines Group, Inc.	20,949	593,066
American Electric Power Co., Inc.	17,865	1,252,158
American Express Co.	29,321	1,781,544
American International Group, Inc.	41,167	2,177,323
American Tower Corp. (REIT)	15,422	1,752,093
American Water Works Co., Inc.	6,476	547,287
Ameriprise Financial, Inc.	6,148	552,398
AmerisourceBergen Corp.	6,703	531,682
AMETEK, Inc.	8,569	396,145
Amgen, Inc.	27,361	4,162,976

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Amphenol Corp., Class A	11,207	$642,497
Anadarko Petroleum Corp.	18,497	984,965
Analog Devices, Inc.	11,279	638,843
Anthem, Inc.	50,183	6,591,035
Apache Corp.	13,763	766,186
Apartment Investment & Management Co. (REIT), Class A	5,468	241,467
Apple, Inc.	200,159	19,135,200
Applied Materials, Inc.	39,870	955,684
Archer-Daniels-Midland Co.	21,658	928,912
Arthur J. Gallagher & Co.	6,438	306,449
Assurant, Inc.	2,305	198,945
AT&T, Inc.	224,991	9,721,861
Autodesk, Inc.*	8,198	443,840
Automatic Data Processing, Inc.	16,643	1,528,992
AutoNation, Inc.*	2,567	120,598
AutoZone, Inc.*	1,099	872,430
AvalonBay Communities, Inc. (REIT)	4,985	899,244
Avery Dennison Corp.	3,196	238,901
Baker Hughes, Inc.	15,930	718,921
Ball Corp. (Berlin Stock Exchange)	6,355	459,403
Ball Corp. (New York Stock Exchange)	1,714	123,905
Bank of America Corp.	375,646	4,984,822
Bank of New York Mellon Corp.	39,138	1,520,511
Baxter International, Inc.	20,465	925,427
BB&T Corp.	30,014	1,068,799
Becton Dickinson and Co.	7,706	1,306,861
Bed Bath & Beyond, Inc.	5,952	257,245
Berkshire Hathaway, Inc., Class B*	68,490	9,916,667
Best Buy Co., Inc.	10,250	313,650
Biogen, Inc.*	19,626	4,745,959
BioMarin Pharmaceutical, Inc.*	25,980	2,021,244
BlackRock, Inc.‡	4,593	1,573,240
Bluebird Bio, Inc. (x)*	23,750	1,028,138
Boeing Co.	21,887	2,842,465
BorgWarner, Inc.	7,955	234,832
Boston Properties, Inc. (REIT)	5,588	737,057
Boston Scientific Corp.*	49,053	1,146,369
Bristol-Myers Squibb Co.	61,146	4,497,288
Brown-Forman Corp., Class B	3,657	364,822
C.H. Robinson Worldwide, Inc.	5,212	386,991
C.R. Bard, Inc.	2,683	630,934
CA, Inc.	10,765	353,415
Cabot Oil & Gas Corp.	16,665	428,957
Campbell Soup Co.	6,542	435,239
Capital One Financial Corp.	18,720	1,188,907
Cardinal Health, Inc.	11,981	934,638
CarMax, Inc. (x)*	7,121	349,143
Carnival Corp.	16,395	724,659
Carnival plc	10,096	448,228
Caterpillar, Inc.	21,185	1,606,035
CBRE Group, Inc., Class A*	10,579	280,132
CBS Corp. (Non-Voting), Class B	15,346	835,436
Celgene Corp.*	28,437	2,804,741
Celldex Therapeutics, Inc. (x)*	160,790	705,868
Centene Corp.*	6,209	$443,136
CenterPoint Energy, Inc.	15,654	375,696
CenturyLink, Inc.	19,786	573,992
Cerner Corp.*	11,010	645,186
CF Industries Holdings, Inc.	8,480	204,368
Charles Schwab Corp.	43,717	1,106,477
Chesapeake Energy Corp. (x)*	19,822	84,838
Chevron Corp.	69,085	7,242,181
Chipotle Mexican Grill, Inc.*	1,093	440,217
Church & Dwight Co., Inc.	4,720	485,641
Cigna Corp.	15,375	1,967,846
Cimarex Energy Co.	3,450	411,654
Cincinnati Financial Corp. (x)	5,381	402,983
Cintas Corp.	3,167	310,778
Cisco Systems, Inc.	184,119	5,282,374
Citigroup, Inc.	246,127	10,433,324
Citizens Financial Group, Inc.	19,202	383,656
Citrix Systems, Inc.*	5,602	448,664
Clorox Co.	4,710	651,817
CME Group, Inc./Illinois	12,312	1,199,189
CMS Energy Corp.	10,084	462,452
Coach, Inc.	10,103	411,596
Coca-Cola Co.	142,445	6,457,032
Cognizant Technology Solutions Corp., Class A*	22,160	1,268,438
Colgate-Palmolive Co.	141,285	10,342,062
Columbia Pipeline Group, Inc.	14,547	370,803
Comcast Corp., Class A	88,511	5,770,032
Comerica, Inc.	6,248	256,980
ConAgra Foods, Inc.	15,794	755,111
Concho Resources, Inc.*	4,699	560,450
ConocoPhillips Co.	44,973	1,960,823
Consolidated Edison, Inc.	11,510	925,864
Constellation Brands, Inc., Class A	6,399	1,058,395
Corning, Inc.	39,004	798,802
Costco Wholesale Corp.	16,000	2,512,640
Crown Castle International Corp. (REIT)	12,741	1,292,320
CSRA, Inc.	5,247	122,937
CSX Corp.	35,040	913,843
Cummins, Inc.	5,898	663,171
CVS Health Corp.	39,315	3,764,018
D.R. Horton, Inc.	11,973	376,910
Danaher Corp.	21,749	2,196,649
Darden Restaurants, Inc.	4,155	263,178
DaVita HealthCare Partners, Inc.*	6,029	466,162
Deere & Co. (x)	10,898	883,174
Delta Air Lines, Inc.	28,323	1,031,807
Dentsply Sirona, Inc.	8,752	542,974
Devon Energy Corp.	19,606	710,718
Diamond Offshore Drilling, Inc. (x)	2,276	55,375
Digital Realty Trust, Inc. (REIT) (x)	5,338	581,789
Discover Financial Services	15,069	807,548
Discovery Communications, Inc., Class A (x)*	5,653	142,625
Discovery Communications, Inc., Class C*	8,658	206,493
Dollar General Corp.	10,254	963,876

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Dollar Tree, Inc.*	8,542	$804,998
Dominion Resources, Inc.	22,911	1,785,454
Dover Corp.	5,640	390,965
Dow Chemical Co.	41,221	2,049,096
Dr. Pepper Snapple Group, Inc.	6,816	658,630
DTE Energy Co.	6,530	647,254
Duke Energy Corp.	25,044	2,148,525
Dun & Bradstreet Corp.	1,378	167,896
E*TRADE Financial Corp.*	10,212	239,880
E.I. du Pont de Nemours & Co.	31,712	2,054,938
Eastman Chemical Co.	5,378	365,166
Eaton Corp. plc	16,695	997,192
eBay, Inc.*	104,094	2,436,841
Ecolab, Inc.	9,692	1,149,471
Edison International	11,853	920,623
Edwards Lifesciences Corp.*	7,808	778,692
Electronic Arts, Inc.*	11,253	852,527
Eli Lilly & Co.	35,411	2,788,616
EMC Corp.	70,834	1,924,560
Emerson Electric Co.	70,259	3,664,709
Entergy Corp.	6,494	528,287
EOG Resources, Inc.	20,005	1,668,817
EQT Corp.	6,567	508,483
Equifax, Inc.	4,319	554,560
Equinix, Inc. (REIT)	2,507	972,039
Equity Residential (REIT)	13,284	915,002
Essex Property Trust, Inc. (REIT)	2,380	542,854
Estee Lauder Cos., Inc., Class A	8,074	734,895
Eversource Energy	11,540	691,246
Exelon Corp.	33,467	1,216,860
Expedia, Inc.	4,311	458,259
Expeditors International of Washington, Inc.	6,625	324,890
Express Scripts Holding Co.*	23,016	1,744,613
Extra Space Storage, Inc. (REIT)	4,550	421,057
Exxon Mobil Corp.	151,735	14,223,639
F5 Networks, Inc.*	2,502	284,828
Facebook, Inc., Class A*	141,981	16,225,589
Fastenal Co. (x)	10,497	465,962
Federal Realty Investment Trust (REIT)	2,535	419,669
FedEx Corp.	9,135	1,386,510
Fidelity National Information Services, Inc.	10,045	740,116
Fifth Third Bancorp	28,494	501,209
First Solar, Inc.*	2,777	134,629
FirstEnergy Corp.	15,413	538,068
Fiserv, Inc.*	8,111	881,909
FLIR Systems, Inc.	5,281	163,447
Flowserve Corp.	4,639	209,544
Fluor Corp.	5,054	249,061
FMC Corp.	5,085	235,486
FMC Technologies, Inc.*	7,980	212,827
FNF Group	73,642	2,761,575
Foot Locker, Inc.	4,992	273,861
Ford Motor Co.	141,833	1,782,841
Fortune Brands Home & Security, Inc.	5,602	324,748
Franklin Resources, Inc.	13,584	453,298
Freeport-McMoRan, Inc. (x)	45,543	507,349
Frontier Communications Corp. (x)	44,306	$218,872
Gap, Inc.	8,233	174,704
General Dynamics Corp.	10,641	1,481,653
General Electric Co.	336,350	10,588,298
General Growth Properties, Inc. (REIT)	21,187	631,796
General Mills, Inc.	21,586	1,539,514
General Motors Co.	51,132	1,447,036
Genuine Parts Co. (x)	5,440	550,800
Gilead Sciences, Inc.	91,081	7,597,977
Global Payments, Inc.	5,603	399,942
Goldman Sachs Group, Inc.	38,757	5,758,515
Goodyear Tire & Rubber Co.	9,612	246,644
H&R Block, Inc.	8,584	197,432
Halliburton Co.	31,227	1,414,271
Hanesbrands, Inc.	14,249	358,077
Harley-Davidson, Inc. (x)	6,695	303,284
Harman International Industries, Inc.	2,700	193,914
Harris Corp.	4,535	378,400
Hartford Financial Services Group, Inc.	14,432	640,492
Hasbro, Inc.	4,087	343,267
HCA Holdings, Inc.*	11,120	856,351
HCP, Inc. (REIT)	16,936	599,196
Helmerich & Payne, Inc. (x)	3,930	263,821
Henry Schein, Inc.*	2,982	527,218
Hershey Co.	5,218	592,191
Hess Corp.	9,634	579,003
Hewlett Packard Enterprise Co.	60,807	1,110,944
Hologic, Inc.*	8,764	303,234
Home Depot, Inc.	45,477	5,806,958
Honeywell International, Inc.	27,728	3,225,321
Hormel Foods Corp.	9,832	359,851
Host Hotels & Resorts, Inc. (REIT)	27,368	443,635
HP, Inc.	62,816	788,341
Humana, Inc.	7,046	1,267,434
Huntington Bancshares, Inc./Ohio	28,423	254,102
Illinois Tool Works, Inc.	11,911	1,240,650
Illumina, Inc.*	5,348	750,752
Ingersoll-Rand plc	9,345	595,090
Intel Corp.	172,798	5,667,774
Intercontinental Exchange, Inc.	4,326	1,107,283
International Business Machines Corp.	32,161	4,881,397
International Flavors & Fragrances, Inc.	2,906	366,359
International Game Technology plc (Italian Stock Exchange)	6,970	130,618
International Game Technology plc (New York Stock Exchange)	93,732	1,756,538
International Paper Co.	14,958	633,920
Interpublic Group of Cos., Inc.	14,630	337,953
Intuit, Inc.	73,259	8,176,437
Intuitive Surgical, Inc.*	1,407	930,604
Invesco Ltd.	15,150	386,931
Ionis Pharmaceuticals, Inc. (x)*	33,150	772,064
Iron Mountain, Inc. (REIT)	8,770	349,309

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
J.B. Hunt Transport Services, Inc.	3,242	$262,375
J.M. Smucker Co.	4,355	663,746
Jacobs Engineering Group, Inc.*	4,296	213,984
Johnson & Johnson	100,386	12,176,822
Johnson Controls, Inc.	23,583	1,043,784
JPMorgan Chase & Co.	133,524	8,297,181
Juniper Networks, Inc.	12,806	288,007
Kansas City Southern	3,948	355,675
Kellogg Co.	9,175	749,139
KeyCorp	30,157	333,235
Kimberly-Clark Corp.	13,130	1,805,112
Kimco Realty Corp. (REIT)	15,051	472,300
Kinder Morgan, Inc.	66,571	1,246,209
KLA-Tencor Corp.	5,664	414,888
Kohl’s Corp.	6,906	261,876
Kraft Heinz Co.	21,632	1,913,999
Kroger Co.	34,622	1,273,743
L Brands, Inc.	9,267	622,094
L-3 Communications Holdings, Inc.	2,832	415,426
Laboratory Corp. of America Holdings*	3,700	481,999
Lam Research Corp. (x)	5,781	485,951
Legg Mason, Inc.	3,640	107,344
Leggett & Platt, Inc.	4,804	245,532
Lennar Corp., Class A	6,553	302,093
Leucadia National Corp.	11,594	200,924
Level 3 Communications, Inc.*	10,516	541,469
Lincoln National Corp.	8,766	339,858
Linear Technology Corp.	8,708	405,183
LKQ Corp.*	11,135	352,980
Lockheed Martin Corp.	9,558	2,372,009
Loews Corp.	9,743	400,340
Lowe’s Cos., Inc.	32,445	2,568,671
LyondellBasell Industries N.V., Class A	12,579	936,129
M&T Bank Corp.	5,788	684,315
Macerich Co. (REIT)	4,613	393,904
MacroGenics, Inc.*	52,250	1,410,228
Macy’s, Inc.	11,289	379,423
Mallinckrodt plc*	4,072	247,496
Marathon Oil Corp.	30,692	460,687
Marathon Petroleum Corp.	19,254	730,882
Marriott International, Inc., Class A (x)	6,917	459,704
Marsh & McLennan Cos., Inc.	18,963	1,298,207
Martin Marietta Materials, Inc.	2,341	449,472
Masco Corp.	12,149	375,890
MasterCard, Inc., Class A	35,672	3,141,276
Mattel, Inc.	12,370	387,057
Maxim Integrated Products, Inc.	167,371	5,973,471
McCormick & Co., Inc. (Non-Voting)	4,198	447,801
McDonald’s Corp.	39,185	4,715,523
McKesson Corp.	8,151	1,521,384
Mead Johnson Nutrition Co.	6,784	615,648
Merck & Co., Inc.	100,964	5,816,536
MetLife, Inc.	39,897	1,589,098
Microchip Technology, Inc. (x)	8,121	412,222
Micron Technology, Inc.*	37,743	519,344
Microsoft Corp.	287,135	14,692,698
Mohawk Industries, Inc.*	2,314	$439,105
Molson Coors Brewing Co., Class B	6,688	676,357
Mondelez International, Inc., Class A	56,393	2,566,445
Monsanto Co.	16,021	1,656,732
Monster Beverage Corp.*	5,168	830,549
Moody’s Corp.	6,169	578,097
Morgan Stanley	55,577	1,443,890
Mosaic Co.	12,825	335,759
Motorola Solutions, Inc.	5,772	380,779
Murphy Oil Corp. (x)	6,238	198,057
Mylan N.V.*	15,696	678,695
Nasdaq, Inc.	4,174	269,933
National Oilwell Varco, Inc. (x)	13,672	460,063
Navient Corp.	12,472	149,040
NetApp, Inc.	10,517	258,613
Netflix, Inc.*	15,574	1,424,710
Newell Brands, Inc.	16,601	806,311
Newfield Exploration Co.*	7,209	318,494
Newmont Mining Corp.	19,251	753,099
News Corp., Class A	14,532	164,938
News Corp., Class B	3,985	46,505
NextEra Energy, Inc.	16,757	2,185,113
Nielsen Holdings plc	13,166	684,237
NIKE, Inc., Class B	48,551	2,680,015
NiSource, Inc.	11,633	308,507
Noble Energy, Inc.	15,602	559,644
Nordstrom, Inc. (x)	4,669	177,655
Norfolk Southern Corp.	10,849	923,575
Northern Trust Corp.	7,831	518,882
Northrop Grumman Corp.	6,583	1,463,269
NRG Energy, Inc.	11,036	165,430
Nucor Corp.	11,567	571,525
NVIDIA Corp.	18,594	874,104
Occidental Petroleum Corp.	27,789	2,099,737
Omnicom Group, Inc.	8,717	710,348
ONEOK, Inc.	7,640	362,518
Oracle Corp.	113,853	4,660,003
O’Reilly Automotive, Inc.*	3,536	958,610
Owens-Illinois, Inc.*	5,942	107,015
PACCAR, Inc.	12,783	663,054
Parker-Hannifin Corp.	4,916	531,174
Patterson Cos., Inc.	3,241	155,211
Paychex, Inc.	11,687	695,377
PayPal Holdings, Inc.*	131,421	4,798,181
People’s United Financial, Inc.	11,849	173,706
PepsiCo, Inc.	52,881	5,602,213
PerkinElmer, Inc.	3,902	204,543
Pfizer, Inc.	221,498	7,798,945
PG&E Corp.	17,930	1,146,086
Philip Morris International, Inc.	56,695	5,767,015
Phillips 66	17,079	1,355,048
Pinnacle West Capital Corp.	4,039	327,401
Pioneer Natural Resources Co.	5,940	898,187
Pitney Bowes, Inc.	6,826	121,503
PNC Financial Services Group, Inc.‡	18,231	1,483,821
PPG Industries, Inc.	9,705	1,010,776
PPL Corp.	24,515	925,441
Praxair, Inc.	10,363	1,164,698
Priceline Group, Inc.*	1,806	2,254,628

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Principal Financial Group, Inc.	9,867	$405,632
Procter & Gamble Co.	97,288	8,237,375
Progressive Corp.	21,258	712,143
Prologis, Inc. (REIT)	19,092	936,272
Prudential Financial, Inc.	16,226	1,157,563
Public Service Enterprise Group, Inc.	18,425	858,789
Public Storage (REIT)	5,358	1,369,451
PulteGroup, Inc.	11,179	217,879
PVH Corp.	2,930	276,094
Qorvo, Inc.*	4,611	254,804
QUALCOMM, Inc.	53,803	2,882,227
Quanta Services, Inc.*	6,091	140,824
Quest Diagnostics, Inc.	5,194	422,844
Ralph Lauren Corp.	2,072	185,693
Range Resources Corp. (x)	6,456	278,512
Raytheon Co.	10,878	1,478,864
Realty Income Corp. (REIT) (x)	9,956	690,548
Red Hat, Inc.*	6,644	482,354
Regeneron Pharmaceuticals, Inc.*	2,841	992,162
Regions Financial Corp.	46,851	398,702
Republic Services, Inc.	8,657	444,191
Reynolds American, Inc.	30,118	1,624,264
Robert Half International, Inc.	4,666	178,055
Rockwell Automation, Inc.	4,782	549,069
Rockwell Collins, Inc.	4,771	406,203
Roper Technologies, Inc.	3,677	627,149
Ross Stores, Inc.	14,735	835,327
Royal Caribbean Cruises Ltd.	6,170	414,315
Ryder System, Inc.	2,046	125,092
S&P Global, Inc.	98,308	10,544,516
Sage Therapeutics, Inc. (x)*	10,270	309,435
salesforce.com, Inc.*	23,386	1,857,082
Samsonite International S.A.	1,629,600	4,516,822
SCANA Corp.	5,200	393,432
Schlumberger Ltd.	50,584	4,000,183
Scripps Networks Interactive, Inc., Class A	3,300	205,491
Seagate Technology plc (x)	10,784	262,698
Sealed Air Corp.	7,131	327,812
Sempra Energy	8,579	978,178
Sherwin-Williams Co.	2,854	838,134
Shire plc	78,312	4,822,413
Signet Jewelers Ltd.	2,894	238,495
Simon Property Group, Inc. (REIT)	11,257	2,441,643
Skyworks Solutions, Inc.	6,973	441,251
SL Green Realty Corp. (REIT)	3,640	387,551
Snap-on, Inc.	2,114	333,631
Southern Co.	34,826	1,867,718
Southwest Airlines Co.	23,213	910,182
Southwestern Energy Co. (x)*	14,832	186,587
Spectra Energy Corp.	25,360	928,937
St. Jude Medical, Inc.	10,318	804,804
Stanley Black & Decker, Inc.	5,542	616,381
Staples, Inc.	23,493	202,510
Starbucks Corp.	53,774	3,071,571
Starwood Hotels & Resorts Worldwide, Inc.	6,140	454,053
State Street Corp.	14,553	784,698
Stericycle, Inc.*	3,092	$321,939
Stryker Corp.	11,398	1,365,822
SunTrust Banks, Inc./Georgia	18,372	754,722
Symantec Corp.	22,129	454,530
Synchrony Financial*	30,335	766,869
Sysco Corp.	19,103	969,286
T. Rowe Price Group, Inc.	9,029	658,846
Target Corp.	21,459	1,498,267
TECO Energy, Inc.	8,249	228,002
TEGNA, Inc.	7,789	180,471
Teradata Corp.*	4,494	112,665
Tesoro Corp.	4,341	325,228
Texas Instruments, Inc.	36,572	2,291,236
Textron, Inc.	9,866	360,701
Thermo Fisher Scientific, Inc.	14,416	2,130,108
Tiffany & Co. (x)	54,536	3,307,063
Time Warner, Inc.	28,746	2,113,981
TJX Cos., Inc.	23,964	1,850,740
Torchmark Corp.	4,064	251,236
Total System Services, Inc.	6,007	319,032
Tractor Supply Co.	4,866	443,682
TransDigm Group, Inc.*	1,955	515,514
Travelers Cos., Inc.	10,732	1,277,537
TripAdvisor, Inc.*	4,145	266,524
Twenty-First Century Fox, Inc., Class A	40,726	1,101,638
Twenty-First Century Fox, Inc., Class B	14,890	405,753
Twitter, Inc.*	122,560	2,072,490
Tyco International plc	15,448	658,085
Tyson Foods, Inc., Class A	11,161	745,443
U.S. Bancorp	59,412	2,396,086
UDR, Inc. (REIT)	9,719	358,825
Ulta Salon Cosmetics & Fragrance, Inc.*	2,316	564,270
Under Armour, Inc., Class A (x)*	6,609	265,219
Under Armour, Inc., Class C*	6,656	242,275
Union Pacific Corp.	30,793	2,686,689
United Continental Holdings, Inc.*	12,275	503,766
United Parcel Service, Inc., Class B	69,381	7,473,721
United Rentals, Inc.*	3,303	221,631
United Technologies Corp.	28,300	2,902,165
UnitedHealth Group, Inc.	34,806	4,914,607
Universal Health Services, Inc., Class B	3,289	441,055
Unum Group	8,690	276,255
Urban Outfitters, Inc.*	2,904	79,860
Valero Energy Corp.	17,113	872,763
Varian Medical Systems, Inc.*	3,475	285,749
Ventas, Inc. (REIT)	12,227	890,370
VeriSign, Inc. (x)*	3,505	303,042
Verisk Analytics, Inc.*	5,625	456,075
Verizon Communications, Inc.	149,011	8,320,774
Vertex Pharmaceuticals, Inc.*	18,186	1,564,360
VF Corp.	12,354	759,647
Viacom, Inc., Class B	12,605	522,729
Visa, Inc., Class A	69,818	5,178,401
Vornado Realty Trust (REIT)	6,449	645,674

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Vulcan Materials Co.	4,846	$583,265
W.W. Grainger, Inc. (x)	2,067	469,726
Walgreens Boots Alliance, Inc.	31,396	2,614,345
Wal-Mart Stores, Inc.	55,824	4,076,268
Walt Disney Co.	114,961	11,245,485
Waste Management, Inc.	15,078	999,219
Waters Corp.*	2,957	415,902
WEC Energy Group, Inc.	11,484	749,905
Wells Fargo & Co.	168,712	7,985,139
Welltower, Inc. (REIT)	12,920	984,116
Western Digital Corp.	10,214	482,714
Western Union Co.	18,260	350,227
WestRock Co.	9,235	358,964
Weyerhaeuser Co. (REIT)	27,674	823,855
Whirlpool Corp.	2,810	468,258
Whole Foods Market, Inc. (x)	11,810	378,156
Williams Cos., Inc.	24,832	537,116
Wyndham Worldwide Corp.	4,094	291,616
Wynn Resorts Ltd. (x)	2,962	268,476
Xcel Energy, Inc.	18,465	826,863
Xerox Corp.	34,639	328,724
Xilinx, Inc.	9,297	428,871
Xylem, Inc.	6,415	286,430
Yahoo!, Inc.*	31,690	1,190,276
Yum! Brands, Inc.	38,301	3,175,919
Zimmer Biomet Holdings, Inc.	42,181	5,077,749
Zions Bancorp	7,745	194,632
Zoetis, Inc.	16,640	789,734

		794,924,072

Total Common Stocks (89.8%) (Cost $1,348,614,254)		1,893,742,237

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd., 6.000% (Cost $—)	996,983	134,418

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (0.0%)
iShares® MSCI Frontier 100 ETF (Cost $814,049)	21,129	517,449

	Number of Rights	Value (Note 1)
RIGHTS:
Hong Kong (0.0%)
Noble Group Ltd., expiring 7/20/16*	271,481	18,662

Spain (0.0%)
ACS Actividades de Construccion y Servicios S.A., expiring 7/11/16*	10,925	7,674
Repsol S.A., expiring 7/1/16*	208,997	67,957

		75,631

Total Rights (0.0%) (Cost $137,572)		94,293

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (8.7%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	182,929,106	$182,929,106

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.7%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $3,500,044, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $3,570,001. (xx)	$3,500,000	3,500,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $2,300,026, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $2,346,004. (xx)	2,300,000	2,300,000
HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $5,000,053, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $5,100,103. (xx)	5,000,000	5,000,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $3,000,030, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $3,060,014. (xx)	3,000,000	3,000,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $1,849,490, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $1,886,459. (xx)	1,849,469	1,849,469
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $1,000,013, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $1,020,014. (xx)	1,000,000	1,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $3,000,040, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $3,060,041. (xx)	$3,000,000	$3,000,000
Natixis, 0.600%, dated 6/30/16, due 7/1/16, repurchase price $3,000,050, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50; total market value $3,060,051. (xx)	3,000,000	3,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $2,000,022, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $2,040,000. (xx)	2,000,000	2,000,000
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $1,000,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $1,020,002. (xx)	1,000,000	1,000,000
RBS Securities, Inc., 0.400%, dated 6/30/16, due 7/5/16, repurchase price $5,000,278, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-6.125%, maturing 2/28/17-5/15/44; total market value $5,100,097. (xx)	5,000,000	5,000,000
Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $4,000,187, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.250%, maturing 6/30/17-5/15/44; total market value $4,080,000. (xx)	4,000,000	4,000,000
Societe Generale S.A., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $2,000,022, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 10/31/16-2/15/46; total market value $2,040,000. (xx)	$2,000,000	$2,000,000

Total Repurchase Agreements		36,649,469

Total Short-Term Investments (10.4%) (Cost $219,578,575)		219,578,575

Total Investments (100.2%) (Cost $1,569,144,450)		2,114,066,972
Other Assets Less Liabilities (-0.2%)		(4,707,439)

Net Assets (100%)		$2,109,359,533

*	Non-income producing.
†	Security (totaling $161,030 or 0.0% of net assets) held at fair value by management.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2016, the market value of these securities amounted to $2,143,167 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2016, the market value of these securities amounted to $3,004,173 or 0.1% of net assets.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $35,662,917. This was secured by collateral of $36,649,469 which was received as cash and subsequently invested in short-term investments currently valued at $36,649,469, as reported in the Portfolio of Investments, and $383,038 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 7/28/16-5/15/45.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depositary Receipt
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Certification

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Sector Weightings as of June 30, 2016	Market Value	% of Net Assets
Financials	$389,465,281	18.5%
Information Technology	300,247,403	14.2
Consumer Discretionary	251,040,409	11.9
Health Care	224,847,450	10.7
Industrials	219,102,907	10.4
Consumer Staples	202,216,644	9.6
Investment Companies	182,929,106	8.7
Energy	96,522,064	4.6
Materials	84,599,918	4.0
Telecommunication Services	74,481,779	3.5
Utilities	51,447,093	2.4
Repurchase Agreements	36,649,469	1.7
Exchange Traded Funds	517,449	0.0 #
Cash and Other	(4,707,439)	(0.2)

		100.0%

# Less than 0.05%

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)
AXA S.A.	$2,684,572	$140,548	$—	$2,088,556	$110,857	$—
BlackRock, Inc.	1,632,793	40,945	103,145	1,573,240	21,792	9,022
PNC Financial Services Group, Inc.	1,845,964	36,063	102,288	1,483,821	19,175	30,258

	$6,163,329	$217,556	$205,433	$5,145,617	$151,824	$39,280

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	1,043	September-16	$109,682,946	$109,003,930	$(679,016)

Sales
EURO Stoxx 50 Index	814	September-16	$24,891,005	$25,790,257	$(899,252)
FTSE 100 Index	189	September-16	15,238,184	16,159,411	(921,227)
SPI 200 Index	65	September-16	6,081,913	6,272,923	(191,010)
TOPIX Index	130	September-16	15,272,114	15,679,562	(407,448)

					$(2,418,937)

					$(3,097,953)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/16/16	Barclays Bank plc	1,360	$1,011,634	$1,012,112	$(478)
Australian Dollar vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	2,967	2,206,708	2,203,430	3,278
British Pound vs. U.S. Dollar, expiring 9/16/16	Barclays Bank plc	2,001	2,665,404	2,914,112	(248,708)
British Pound vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	4,185	5,575,248	5,598,775	(23,527)
European Union Euro vs. U.S. Dollar, expiring 9/16/16	Barclays Bank plc	4,002	4,452,853	4,574,397	(121,544)
European Union Euro vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	7,756	8,630,921	8,639,404	(8,483)
European Union Euro vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	449	499,782	506,877	(7,095)
Indonesian Rupiah vs. U.S. Dollar, expiring 7/11/16	JPMorgan Chase Bank	36,679	2,774	2,785	(11)
Japanese Yen vs. U.S. Dollar, expiring 9/16/16	Barclays Bank plc	323,653	3,142,075	3,044,191	97,884
Japanese Yen vs. U.S. Dollar, expiring 9/16/16	Barclays Bank plc	39,845	386,819	383,402	3,417
Japanese Yen vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	502,917	4,882,406	4,913,420	(31,014)
South African Rand vs. U.S. Dollar, expiring 7/1/16	Goldman Sachs International	191	12,973	12,673	300
South African Rand vs. U.S. Dollar, expiring 7/1/16	Goldman Sachs International	787	53,434	50,734	2,700
South African Rand vs. U.S. Dollar, expiring 7/5/16	Goldman Sachs International	438	29,714	28,834	880
South African Rand vs. U.S. Dollar, expiring 7/6/16	UBS AG	143	9,710	9,610	100

					$(332,301)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	14,057	$10,314,050	$10,455,345	$(141,295)
British Pound vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	273	386,199	363,300	22,899
British Pound vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	19,718	26,276,937	26,268,555	8,382
European Union Euro vs. U.S. Dollar, expiring 7/21/16	UBS AG	5,908	6,673,295	6,560,445	112,850
European Union Euro vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	325	367,593	361,750	5,843
European Union Euro vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	38,429	42,583,035	42,762,596	(179,561)
European Union Euro vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	418	472,866	464,805	8,061
Japanese Yen vs. U.S. Dollar, expiring 9/16/16	HSBC Bank plc	47,311	446,816	459,303	(12,487)
Japanese Yen vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	2,709,228	26,428,833	26,301,642	127,191
Japanese Yen vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	47,855	453,070	464,589	(11,519)

					$(59,636)

					$(391,937)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 1,143,770, BRL 11, CHF 20,481, DKK 9,691, EUR 4,374,196 GBP 2,622,823 HKD 32,400 HUF 23, ILS 21,242, INR 15,315, JPY 3,837,053, KRW 3, MXN 21,805, NOK 14,712, NZD 9,606, PHP 186, SEK 45,185, SGD 52,125, THB 33,620 and TRY 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$107,249,692	$143,656,299	$—	(b)	$250,905,991
Consumer Staples	91,444,644	110,772,000	—		202,216,644
Energy	51,200,268	45,253,839	—		96,454,107
Financials	154,973,839	234,491,442	—		389,465,281
Health Care	133,684,180	91,163,270	—		224,847,450
Industrials	85,524,107	133,543,227	9,237		219,076,571
Information Technology	188,867,505	111,379,898	—		300,247,403
Materials	28,537,218	56,062,700	—		84,599,918
Telecommunication Services	19,376,968	54,953,018	151,793		74,481,779
Utilities	24,391,594	27,055,499	—		51,447,093
Forward Currency Contracts	—	393,785	—		393,785
Investment Companies
Exchange Traded Funds (ETFs)	517,449	—	—		517,449
Preferred Stocks
Consumer Discretionary	—	134,418	—		134,418
Rights
Energy	—	67,957	—		67,957
Industrials	—	26,336	—		26,336
Short-Term Investments
Investment Companies	182,929,106	—	—		182,929,106
Repurchase Agreements	—	36,649,469	—		36,649,469

Total Assets	$1,068,696,570	$1,045,603,157	$161,030		$2,114,460,757

Liabilities:
Forward Currency Contracts	$—	$(785,722)	$—		$(785,722)
Futures	(3,097,953)	—	—		(3,097,953)

Total Liabilities	$(3,097,953)	$(785,722)	$—		$(3,883,675)

Total	$1,065,598,617	$1,044,817,435	$161,030		$2,110,577,082

(a)	Securities with a market value of $22,534,942 transferred from Level 2 to Level 1 at the end of the period due to securities no longer being valued using fair value factors based on third party vendor modeling tools.
(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$393,785

	Liability Derivatives
Foreign exchange contracts	Payables	$(785,722)
Equity contracts	Payables, Net assets – Unrealized depreciation	(3,097,953)*

Total		$(3,883,675)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$305,018	$305,018
Equity contracts	(4,824,237)	—	(4,824,237)

Total	$(4,824,237)	$305,018	$(4,519,219)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(402,676)	$(402,676)
Equity contracts	(4,994,952)	—	(4,994,952)

Total	$(4,994,952)	$(402,676)	$(5,397,628)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns and held forward foreign currency contracts as a substitute for investing in conventional securities and hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $39,923,000 and futures contracts with an average notional balance of approximately $219,492,000 during the six months ended June 30, 2016.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2016:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$101,301	$(101,301)	$—	$—
Goldman Sachs International	3,880	—	—	3,880
Morgan Stanley	175,654	(175,654)	—	—
UBS AG	112,950	—	—	112,950

Total	$393,785	$(276,955)	$—	$116,830

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Bank plc	$370,730	$(101,301)	$—	$269,429
HSBC Bank plc	12,487	—	—	12,487
JPMorgan Chase Bank	11	—	—	11
Morgan Stanley	402,494	(175,654)	—	226,840

Total	$785,722	$(276,955)	$—	$508,767

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$3,500,000	$—	$3,500,000	$(3,500,000)	$—
Deutsche Bank AG	2,300,000	—	2,300,000	(2,300,000)	—
HSBC Securities, Inc.	8,000,000	—	8,000,000	(8,000,000)	—
Merrill Lynch PFS, Inc.	1,849,469	—	1,849,469	(1,849,469)	—
Natixis	7,000,000	—	7,000,000	(7,000,000)	—
Nomura Securities Co., Ltd.	2,000,000	—	2,000,000	(2,000,000)	—
RBS Securities, Inc.	6,000,000	—	6,000,000	(6,000,000)	—
Societe Generale S.A	6,000,000	—	6,000,000	(6,000,000)	—

Total	$36,649,469	$—	$36,649,469	$(36,649,469)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$184,026,786
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$155,678,760

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$679,642,508
Aggregate gross unrealized depreciation	(142,496,488)

Net unrealized appreciation	$537,146,020

Federal income tax cost of investments	$1,576,920,952

For the six months ended June 30, 2016, the Portfolio incurred approximately $2,241 as brokerage commissions with Morgan Stanley & Co., Inc. and $2,474 with Sanford C. Bernstein & Co., LLC, affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $4,117,279)	$5,145,617
Unaffiliated Issuers (Cost $1,528,377,702)	2,072,271,886
Repurchase Agreements (Cost $36,649,469)	36,649,469
Cash	6,033,101
Foreign cash (Cost $14,498,048)	12,254,249
Cash held as collateral at broker	11,239,668
Dividends, interest and other receivables	5,982,648
Receivable for securities sold	1,699,615
Unrealized appreciation on forward foreign currency contracts	393,785
Receivable from Separate Accounts for Trust shares sold	80,246
Security lending income receivable	23,932
Due from Custodian	16,206
Other assets	52,279

Total assets	2,151,842,701

LIABILITIES
Payable on return of securities loaned	36,649,469
Payable for securities purchased	2,364,293
Investment management fees payable	1,238,197
Unrealized depreciation on forward foreign currency contracts	785,722
Payable to Separate Accounts for Trust shares redeemed	689,019
Distribution fees payable – Class IB	284,696
Administrative fees payable	218,195
Due to broker for futures variation margin	166,037
Distribution fees payable – Class IA	7,665
Trustees’ fees payable	6,177
Accrued expenses	73,698

Total liabilities	42,483,168

NET ASSETS	$2,109,359,533

Net assets were comprised of:
Paid in capital	$1,920,772,402
Accumulated undistributed net investment income (loss)	14,118,717
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(364,598,555)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	539,066,969

Net assets	$2,109,359,533

Class IA
Net asset value, offering and redemption price per share, $37,181,067 / 2,589,012 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.36

Class IB
Net asset value, offering and redemption price per share, $1,381,071,475 / 96,387,550 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.33

Class K
Net asset value, offering and redemption price per share, $691,106,991 / 48,070,217 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.38

(x)	Includes value of securities on loan of $35,662,917.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends ($151,824 of dividend income received from affiliates) (net of $2,243,692 foreign withholding tax)	$29,791,956
Interest	97,143
Securities lending (net)	81,815

Total income	29,970,914

EXPENSES
Investment management fees	7,527,392
Distribution fees – Class IB	1,725,824
Administrative fees	1,309,306
Custodian fees	347,929
Printing and mailing expenses	71,801
Professional fees	63,070
Distribution fees – Class IA	46,298
Trustees’ fees	25,531
Miscellaneous	90,295

Gross expenses	11,207,446
Less: Waiver from investment manager	(104,153)

Net expenses	11,103,293

NET INVESTMENT INCOME (LOSS)	18,867,621

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($39,280 of realized gain (loss) from affiliates)	1,898,696
Futures	(4,824,237)
Foreign currency transactions	(5,400,116)

Net realized gain (loss)	(8,325,657)

Change in unrealized appreciation (depreciation) on:
Investments ($(1,029,835) of change in unrealized appreciation (depreciation) from affiliates)	(25,662,071)
Futures	(4,994,952)
Foreign currency translations	7,906,992

Net change in unrealized appreciation (depreciation)	(22,750,031)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(31,075,688)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,208,067)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$18,867,621	$25,100,720
Net realized gain (loss) on investments, futures and foreign currency transactions	(8,325,657)	17,326,382
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(22,750,031)	(73,781,448)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(12,208,067)	(31,354,346)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(374,355)
Class IB	—	(14,084,865)
Class K	—	(7,064,086)

TOTAL DIVIDENDS:	—	(21,523,306)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 39,472 and 159,982 shares, respectively ]	551,176	2,444,155
Capital shares issued in reinvestment of dividends [ 0 and 26,216 shares, respectively ]	—	374,355
Capital shares repurchased [ (173,303) and (412,190) shares, respectively ]	(2,423,422)	(6,290,102)

Total Class IA transactions	(1,872,246)	(3,471,592)

Class IB
Capital shares sold [ 880,419 and 2,403,971 shares, respectively ]	12,222,952	36,749,606
Capital shares issued in reinvestment of dividends [ 0 and 988,638 shares, respectively ]	—	14,084,865
Capital shares repurchased [ (6,804,337) and (13,631,490) shares, respectively ]	(94,957,050)	(206,584,588)

Total Class IB transactions	(82,734,098)	(155,750,117)

Class K
Capital shares sold [ 9,524,827 and 6,136,880 shares, respectively ]	127,672,378	91,384,642
Capital shares issued in reinvestment of dividends [ 0 and 494,826 shares, respectively ]	—	7,064,086
Capital shares repurchased [ (2,177,383) and (3,390,920) shares, respectively ]	(30,484,284)	(51,484,944)

Total Class K transactions	97,188,094	46,963,784

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	12,581,750	(112,257,925)

TOTAL INCREASE (DECREASE) IN NET ASSETS	373,683	(165,135,577)
NET ASSETS:
Beginning of period	2,108,985,850	2,274,121,427

End of period (a)	$2,109,359,533	$2,108,985,850

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$14,118,717	$(4,748,904)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IA		2015	2014	2013	2012	2011
Net asset value, beginning of period	$14.49	$14.89	$14.79	$12.39	$10.74	$12.50

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.16	0.16	0.11	0.13	0.20
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.25)	(0.42)	0.09	2.41	1.69	(1.71)

Total from investment operations	(0.13)	(0.26)	0.25	2.52	1.82	(1.51)

Less distributions:
Dividends from net investment income	—	(0.14)	(0.15)	(0.12)	(0.17)	(0.25)

Net asset value, end of period	$14.36	$14.49	$14.89	$14.79	$12.39	$10.74

Total return (b)	(0.90)%	(1.74)%	1.68%	20.33%	16.99%	(12.07)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$37,181	$39,462	$43,910	$46,440	$40,407	$40,714
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.15%	1.14%	1.16%	1.19%	1.19%	0.92%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.15%	1.14%	1.16%	1.19%	1.19%	0.92%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.16%	1.14%	1.16%	1.19%	1.19%	0.92%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.72%	1.07%	1.09%	0.78%	1.11%	1.55%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.72%	1.07%	1.09%	0.78%	1.11%	1.55%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.71%	1.06%	1.09%	0.78%	1.11%	1.54%
Portfolio turnover rate (z)^	8%	14%	11%	14%	14%	18%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IB		2015	2014	2013	2012	2011
Net asset value, beginning of period	$14.46	$14.86	$14.76	$12.36	$10.71	$12.47

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.16	0.17	0.10	0.13	0.13
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.25)	(0.42)	0.08	2.41	1.69	(1.67)

Total from investment operations	(0.13)	(0.26)	0.25	2.51	1.82	(1.54)

Less distributions:
Dividends from net investment income	—	(0.14)	(0.15)	(0.11)	(0.17)	(0.22)

Net asset value, end of period	$14.33	$14.46	$14.86	$14.76	$12.36	$10.71

Total return (b)	(0.90)%	(1.75)%	1.68%	20.37%	17.03%	(12.32)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,381,071	$1,479,410	$1,672,122	$1,885,003	$1,479,647	$1,428,266
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.15%	1.14%	1.16%	1.19%	1.19%	1.17%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.15%	1.14%	1.16%	1.19%	1.19%	1.17%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.16%	1.14%	1.16%	1.19%	1.19%	1.17	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.72%	1.07%	1.11%	0.76%	1.11%	1.09%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.72%	1.07%	1.11%	0.76%	1.11%	1.09%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.71%	1.07%	1.11%	0.76%	1.11%	1.09%
Portfolio turnover rate (z)^	8%	14%	11%	14%	14%	18%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				August 26, 2011* to December 31, 2011
Class K		2015	2014	2013	2012
Net asset value, beginning of period	$14.49	$14.89	$14.79	$12.39	$10.74	$11.21

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14	0.20	0.20	0.14	0.16	0.03
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.25)	(0.42)	0.09	2.41	1.69	(0.28)

Total from investment operations	(0.11)	(0.22)	0.29	2.55	1.85	(0.25)

Less distributions:
Dividends from net investment income	—	(0.18)	(0.19)	(0.15)	(0.20)	(0.22)

Net asset value, end of period	$14.38	$14.49	$14.89	$14.79	$12.39	$10.74

Total return (b)	(0.76)%	(1.49)%	1.94%	20.63%	17.29%	(2.21)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$691,107	$590,114	$558,089	$613,457	$594,125	$559,902
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%	0.89%	0.91%	0.94%	0.94%	0.95%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.90%	0.89%	0.91%	0.94%	0.94%	0.95%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.91%	0.89%	0.91%	0.94%	0.94%	0.95%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.01%	1.30%	1.36%	1.04%	1.37%	0.83%
After waivers, reimbursements and fees paid indirectly (a)(f)	2.01%	1.30%	1.36%	1.04%	1.37%	0.83%
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.00%	1.30%	1.36%	1.04%	1.37%	0.83%
Portfolio turnover rate (z)^	8%	14%	11%	14%	14%	18%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	Market Value	% of Net Assets
Financials	$264,274,663	17.1%
Consumer Staples	169,616,258	10.9
Health Care	163,102,666	10.5
Industrials	161,914,070	10.5
Exchange Traded Funds	161,170,538	10.4
Consumer Discretionary	160,799,517	10.4
Investment Companies	111,485,181	7.2
Information Technology	101,728,975	6.6
Repurchase Agreements	93,549,890	6.0
Materials	83,382,433	5.4
Energy	58,092,440	3.7
Telecommunication Services	47,409,632	3.1
Utilities	31,170,273	2.0
Cash and Other	(59,305,508)	(3.8)

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$954.99	$4.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.81	5.10
Class IB
Actual	1,000.00	955.04	4.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.81	5.10
Class K
Actual	1,000.00	955.14	3.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.06	3.85

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.02%, 1.02% and 0.77%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (4.0%)
AGL Energy Ltd.	46,973	$677,865
Alumina Ltd.	149,053	145,748
Amcor Ltd.	80,085	895,648
AMP Ltd.	195,740	759,780
APA Group	79,024	547,382
Aristocrat Leisure Ltd.	36,532	377,480
Asciano Ltd.	37,981	251,490
ASX Ltd.	12,897	441,626
Aurizon Holdings Ltd.	136,049	492,823
AusNet Services	92,380	113,354
Australia & New Zealand Banking Group Ltd.	196,810	3,588,437
Bank of Queensland Ltd.	25,908	206,384
Bendigo & Adelaide Bank Ltd.	30,575	221,764
BHP Billiton Ltd.	217,087	3,091,947
BHP Billiton Ltd. (ADR) (x)	45,255	1,292,483
BHP Billiton plc	142,474	1,792,122
Boral Ltd.	53,750	251,873
Brambles Ltd.	285,911	2,653,009
Caltex Australia Ltd.	17,420	416,188
Challenger Ltd.	38,757	251,598
CIMIC Group Ltd.	7,662	205,201
Coca-Cola Amatil Ltd.	41,361	255,252
Cochlear Ltd.	3,717	337,137
Commonwealth Bank of Australia	115,186	6,463,991
Computershare Ltd.	34,707	239,064
Crown Resorts Ltd.	26,242	248,286
CSL Ltd.	31,224	2,625,376
Dexus Property Group (REIT)	64,710	437,007
Domino’s Pizza Enterprises Ltd.	4,353	222,530
DUET Group	160,412	300,225
Flight Centre Travel Group Ltd. (x)	3,821	90,644
Fortescue Metals Group Ltd. (x)	112,258	302,143
Goodman Group (REIT)	120,145	640,447
GPT Group (REIT)	113,705	459,967
Harvey Norman Holdings Ltd.	34,572	119,861
Healthscope Ltd.	123,445	264,346
Incitec Pivot Ltd.	111,623	250,294
Insurance Australia Group Ltd.	160,184	657,902
LendLease Group	37,501	355,639
Macquarie Group Ltd.	20,533	1,067,861
Medibank Pvt Ltd.	180,452	398,044
Mirvac Group (REIT)	239,009	361,589
National Australia Bank Ltd.	177,945	3,418,386
Newcrest Mining Ltd.*	51,092	878,564
Oil Search Ltd.	208,541	1,048,691
Orica Ltd.	22,708	210,378
Origin Energy Ltd.	119,339	521,251
Platinum Asset Management Ltd.	16,485	71,437
Qantas Airways Ltd.*	36,326	76,592
QBE Insurance Group Ltd.	92,722	727,721
Ramsay Health Care Ltd.	9,758	524,728
REA Group Ltd.	3,303	147,063
Santos Ltd.	105,401	371,924
Scentre Group (REIT)	362,091	1,331,772
SEEK Ltd.	23,177	264,460

Sonic Healthcare Ltd.	25,599	$413,808
South32 Ltd.*	352,251	411,645
Stockland (REIT)	167,651	590,464
Suncorp Group Ltd.	85,216	780,608
Sydney Airport	76,095	395,386
Tabcorp Holdings Ltd.	59,515	203,486
Tatts Group Ltd.	103,597	296,416
Telstra Corp., Ltd.	292,529	1,217,403
TPG Telecom Ltd.	19,853	176,632
Transurban Group	137,311	1,231,534
Treasury Wine Estates Ltd.	48,006	332,084
Vicinity Centres (REIT)	221,291	550,617
Vocus Communications Ltd.†	32,434	204,982
Wesfarmers Ltd.	75,966	2,287,945
Westfield Corp. (REIT)	133,173	1,061,035
Westpac Banking Corp.	225,022	4,997,059
Woodside Petroleum Ltd.	50,515	1,023,953
Woolworths Ltd.	86,253	1,354,179

		61,894,010

Austria (0.6%)
Andritz AG	5,250	249,458
Conwert Immobilien Invest SE*	128,300	2,053,876
Erste Group Bank AG	104,860	2,397,977
OMV AG	10,677	299,104
Raiffeisen Bank International AG*	6,475	81,496
Schoeller-Bleckmann Oilfield Equipment AG	30,727	1,859,681
voestalpine AG (x)	76,821	2,570,629

		9,512,221

Belgium (1.0%)
Ageas	13,271	458,505
Anheuser-Busch InBev S.A./N.V.	82,494	10,843,807
Colruyt S.A.	4,650	256,639
Delhaize Group S.A.	7,084	748,521
Groupe Bruxelles Lambert S.A.	5,509	450,394
KBC Group N.V.*	16,922	829,604
Proximus SADP	9,857	312,142
Solvay S.A.	4,979	462,835
Telenet Group Holding N.V.*	3,785	172,765
UCB S.A.	8,966	670,429
Umicore S.A.	6,081	313,339

		15,518,980

Bermuda (0.2%)
Everest Reinsurance Group Ltd.	16,504	3,014,786

Brazil (0.3%)
Ambev S.A. (ADR)	178,077	1,052,435
Banco Bradesco S.A. (ADR)	227,142	1,773,979
Qualicorp S.A.	309,300	1,799,588

		4,626,002

Canada (0.6%)
Canadian National Railway Co.	61,850	3,652,861
Element Financial Corp.	58,846	624,011
Magna International, Inc.	55,376	1,943,807
Rogers Communications, Inc., Class B (x)	40,123	1,620,969
Suncor Energy, Inc.	43,735	1,213,253

		9,054,901

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Chile (0.0%)
Antofagasta plc	28,771	$178,734

China (0.8%)
Alibaba Group Holding Ltd. (ADR)*	34,676	2,757,782
Anhui Conch Cement Co., Ltd., Class H*	671,500	1,636,863
Baidu, Inc. (ADR)*	9,507	1,570,081
BYD Co., Ltd., Class H (x)*	266,500	1,603,401
China Life Insurance Co., Ltd., Class H	1,387,000	2,988,721
Guangzhou Automobile Group Co., Ltd., Class H	692,068	833,883
Hengan International Group Co., Ltd.	85,000	715,152
Qinqin Foodstuffs Group Cayman Co., Ltd.*†	17,000	24,104
Want Want China Holdings Ltd.	1,155,000	831,458
Yangzijiang Shipbuilding Holdings Ltd. (x)	143,834	96,907

		13,058,352

Colombia (0.1%)
Bancolombia S.A. (ADR)	56,928	1,987,926

Czech Republic (0.1%)
Komercni Banka A/S	42,870	1,606,279

Denmark (1.3%)
A. P. Moeller – Maersk A/S, Class A	274	348,658
A. P. Moeller – Maersk A/S, Class B	432	569,590
Carlsberg A/S, Class B	25,759	2,444,539
Chr Hansen Holding A/S	6,870	451,117
Coloplast A/S, Class B	8,065	602,031
Danske Bank A/S	47,965	1,271,012
DSV A/S	12,703	534,093
Genmab A/S*	3,794	691,114
ISS A/S	11,755	440,166
Novo Nordisk A/S, Class B	160,464	8,629,282
Novozymes A/S, Class B	15,740	758,520
Pandora A/S	7,838	1,063,967
TDC A/S	53,075	259,788
Tryg A/S	7,358	131,327
Vestas Wind Systems A/S	15,288	1,037,513
William Demant Holding A/S*	8,435	164,040

		19,396,757

Finland (0.5%)
Elisa Oyj	10,087	387,543
Fortum Oyj	30,241	484,510
Kone Oyj, Class B	22,830	1,054,117
Metso Oyj	8,139	192,315
Neste Oyj	8,449	302,718
Nokia Oyj	389,190	2,214,477
Nokian Renkaat Oyj	7,337	262,080
Orion Oyj, Class B	7,351	285,559
Sampo Oyj, Class A	30,370	1,240,794
Stora Enso Oyj, Class R	35,954	289,703
UPM-Kymmene Oyj	36,571	670,417
Wartsila Oyj Abp	9,644	394,672

		7,778,905

France (8.7%)
Accor S.A.	92,165	$3,573,171
Aeroports de Paris S.A.	2,136	236,250
Air Liquide S.A.	40,056	4,197,923
Airbus Group SE	39,734	2,307,290
Alstom S.A.*	10,878	253,961
Arkema S.A.	4,670	360,380
Atos SE (x)	5,673	473,858
AXA S.A.‡	130,946	2,630,654
BNP Paribas S.A.	199,347	8,962,240
Bollore S.A.	56,068	191,282
Bouygues S.A.	14,363	415,123
Bureau Veritas S.A.	18,361	387,659
Capgemini S.A.	11,035	963,044
Carrefour S.A.	37,362	924,332
Casino Guichard Perrachon S.A. (x)	3,852	215,244
Christian Dior SE	3,732	604,561
Cie de Saint-Gobain	32,164	1,231,280
Cie Generale des Etablissements Michelin	12,271	1,162,487
CNP Assurances S.A.	11,686	173,206
Credit Agricole S.A.	70,779	599,525
Danone S.A.	114,508	8,074,264
Dassault Systemes S.A.	29,948	2,286,824
Edenred (x)	156,123	3,221,294
Eiffage S.A.	3,491	249,305
Electricite de France S.A. (x)	17,429	214,238
Engie S.A.	99,776	1,610,233
Essilor International S.A.	29,901	3,979,613
Eurazeo S.A.	2,614	156,022
Eutelsat Communications S.A.	11,932	227,410
Fonciere des Regions (REIT)	2,250	200,299
Gecina S.A. (REIT)	2,668	364,689
Groupe Eurotunnel SE (Registered)	33,154	352,838
Hermes International	1,758	662,535
ICADE (REIT)	2,591	184,241
Iliad S.A.	1,866	379,312
Imerys S.A.	2,120	135,450
Ingenico Group S.A. (x)	3,557	416,766
J.C. Decaux S.A.	5,267	178,725
Kering	43,014	7,015,003
Klepierre S.A. (REIT)	14,544	648,857
Lagardere S.C.A.	8,377	183,862
Legrand S.A.	35,301	1,821,354
L’Oreal S.A.	33,145	6,340,176
LVMH Moet Hennessy Louis Vuitton SE	42,710	6,467,025
Natixis S.A.	64,745	248,670
Numericable-SFR S.A.	7,819	197,913
Orange S.A.	264,761	4,324,611
Pernod-Ricard S.A. (x)	87,765	9,775,901
Peugeot S.A.*	33,250	405,002
Publicis Groupe S.A.	31,588	2,140,027
Remy Cointreau S.A.	1,268	109,247
Renault S.A.	13,036	993,325
Rexel S.A.*	19,766	249,547
Safran S.A.	54,722	3,719,060
Sanofi	79,271	6,663,358
Schneider Electric SE	78,426	4,641,342
SCOR SE	10,090	303,963

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Societe BIC S.A.	1,902	$268,952
Societe Generale S.A.	102,441	3,237,422
Sodexo S.A.	31,052	3,344,805
Suez	21,691	341,635
Technip S.A.	7,004	380,928
Television Francaise 1 (x)	317,190	3,394,619
Thales S.A.	7,409	621,812
Total S.A.	148,986	7,184,356
Unibail-Rodamco SE (REIT)	6,655	1,743,566
Valeo S.A. (x)	15,738	702,899
Veolia Environnement S.A.	30,403	660,491
Vinci S.A.	33,769	2,405,087
Vivendi S.A.	79,475	1,505,826
Wendel S.A.	1,943	202,467
Zodiac Aerospace	13,125	308,839

		135,309,475

Germany (6.7%)
adidas AG	12,702	1,811,365
Allianz SE (Registered)	30,828	4,392,129
Axel Springer SE	2,313	121,212
BASF SE	61,958	4,726,597
Bayer AG (Registered)	85,201	8,572,260
Bayerische Motoren Werke (BMW) AG	60,474	4,432,078
Bayerische Motoren Werke (BMW) AG (Preference) (q)	3,847	243,863
Beiersdorf AG	6,937	655,515
Brenntag AG	41,068	1,984,598
Commerzbank AG	73,215	474,876
Continental AG	19,303	3,627,578
Covestro AG (b)§	4,717	210,187
Daimler AG (Registered)	116,450	6,944,581
Deutsche Bank AG (Registered)*	94,104	1,280,460
Deutsche Boerse AG	12,988	1,063,415
Deutsche Lufthansa AG (Registered)	16,410	191,048
Deutsche Post AG (Registered)	65,348	1,824,424
Deutsche Telekom AG (Registered)	217,526	3,701,103
Deutsche Wohnen AG	22,761	772,441
E.ON SE	135,773	1,358,360
Evonik Industries AG	9,693	288,510
Fraport AG Frankfurt Airport Services Worldwide	2,614	139,655
Fresenius Medical Care AG & Co. KGaA	40,744	3,525,404
Fresenius SE & Co. KGaA	27,425	2,020,819
Fuchs Petrolub SE (Preference) (q)	5,196	204,072
GEA Group AG	36,519	1,716,452
Hannover Rueck SE	4,015	419,522
HeidelbergCement AG	56,562	4,241,037
Henkel AG & Co. KGaA	6,699	719,848
Henkel AG & Co. KGaA (Preference) (q)	12,019	1,461,504
Hochtief AG	1,384	178,281
Hugo Boss AG	4,224	238,641
Infineon Technologies AG	76,601	1,100,793
K+S AG (Registered) (x)	12,359	253,575
Kloeckner & Co. SE*	270,153	2,983,643

Lanxess AG	6,607	$288,716
Linde AG	29,792	4,146,552
MAN SE	2,164	220,294
Merck KGaA	8,719	887,665
Metro AG	11,802	361,038
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	11,420	1,908,605
OSRAM Licht AG	6,465	334,110
Porsche Automobil Holding SE (Preference) (q)	10,104	465,502
ProSiebenSat.1 Media SE*	14,703	642,016
Rheinmetall AG	51,509	3,042,037
RWE AG*	34,603	546,811
SAP SE	143,843	10,751,922
Schaeffler AG (Preference) (q)	10,995	145,764
Siemens AG (Registered)	51,605	5,286,316
Symrise AG	35,691	2,432,006
Telefonica Deutschland Holding AG	53,310	219,548
thyssenkrupp AG	25,286	504,722
TUI AG	35,036	397,767
United Internet AG (Registered)	8,317	343,162
Wendel S.A.	2,160	290,223
Volkswagen AG (Preference) (q)	12,462	1,497,726
Vonovia SE	31,435	1,147,229
Zalando SE*§	6,284	166,357

		103,905,934

Hong Kong (2.3%)
AIA Group Ltd.	1,516,852	9,140,336
ASM Pacific Technology Ltd.	17,607	126,574
Bank of East Asia Ltd.	79,227	307,893
BOC Hong Kong Holdings Ltd.	249,043	751,216
Cathay Pacific Airways Ltd.	105,575	154,884
Cheung Kong Infrastructure Holdings Ltd. (x)	44,340	381,775
Cheung Kong Property Holdings Ltd.	183,705	1,156,353
CK Hutchison Holdings Ltd.	181,205	1,994,170
CLP Holdings Ltd.	111,064	1,135,481
Dah Sing Financial Holdings Ltd.	378,000	2,332,557
Dairy Farm International Holdings Ltd. (BATS Europe Exchange)	61,019	412,647
Dairy Farm International Holdings Ltd. (London Stock Exchange)	1,800	11,718
First Pacific Co., Ltd.	127,250	92,661
Galaxy Entertainment Group Ltd.	157,000	467,784
Hang Lung Properties Ltd.	151,438	307,458
Hang Seng Bank Ltd.	51,574	885,285
Henderson Land Development Co., Ltd.	74,787	423,782
HK Electric Investments & HK Electric Investments Ltd.§	160,500	149,969
HKT Trust & HKT Ltd.	188,042	271,324

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Hong Kong & China Gas Co., Ltd.	531,287	$970,434
Hong Kong Exchanges and Clearing Ltd.	77,527	1,890,342
Hongkong Land Holdings Ltd.	73,200	428,952
Hysan Development Co., Ltd.	34,907	155,658
Jardine Matheson Holdings Ltd.	16,600	954,500
Kerry Properties Ltd.	46,732	115,290
Li & Fung Ltd.	369,038	179,675
Link REIT (REIT)	151,499	1,036,423
Melco Crown Entertainment Ltd. (ADR) (x)	12,201	153,489
MTR Corp., Ltd. (x)	97,618	495,353
New World Development Co., Ltd.	356,254	361,896
Noble Group Ltd.*	242,533	36,476
NWS Holdings Ltd.	111,475	177,086
Orient Overseas International Ltd.	511,700	1,761,480
PCCW Ltd.	300,559	201,695
Power Assets Holdings Ltd.	95,496	876,727
Shangri-La Asia Ltd.	59,025	59,516
Sino Land Co., Ltd.	213,151	351,581
SJM Holdings Ltd.	95,000	58,211
Sun Hung Kai Properties Ltd.	231,278	2,786,442
Swire Pacific Ltd., Class A	37,331	424,336
Swire Properties Ltd.	69,200	184,163
Techtronic Industries Co., Ltd.	93,000	389,319
WH Group Ltd.§	395,500	312,939
Wharf Holdings Ltd.	88,330	540,393
Wheelock & Co., Ltd.	55,116	259,602
Yue Yuen Industrial Holdings Ltd.	47,699	189,041

		35,854,886

India (0.6%)
HDFC Bank Ltd. (ADR)	99,859	6,625,644
ICICI Bank Ltd. (ADR)	397,999	2,857,633

		9,483,277

Indonesia (0.1%)
PT Indofood Sukses Makmur Tbk	2,812,900	1,547,664

Ireland (1.5%)
Accenture plc, Class A	37,231	4,217,900
AerCap Holdings N.V.*	11,633	390,753
Bank of Ireland*	1,855,660	386,707
CRH plc (Irish Stock Exchange)	210,170	6,060,617
CRH plc (London Stock Exchange)	6,417	188,951
DCC plc	5,924	520,871
Experian plc	128,131	2,433,793
ICON plc*	77,333	5,414,083
James Hardie Industries plc (CDI)	29,221	447,595
Kerry Group plc (London Stock Exchange), Class A	1,288	115,318
Kerry Group plc (Turquoise Stock Exchange), Class A	9,938	882,980
Paddy Power Betfair plc (Aquis Stock Exchange)	15,346	1,620,156

Paddy Power Betfair plc (Dublin Stock Exchange)	5,365	$564,291

		23,244,015

Israel (0.8%)
Azrieli Group Ltd.	2,797	119,042
Bank Hapoalim B.M.	75,295	380,070
Bank Leumi Le-Israel B.M.*	94,448	333,027
Bezeq Israeli Telecommunication Corp., Ltd.	132,998	264,182
Check Point Software Technologies Ltd. (x)*	8,962	714,092
Israel Chemicals Ltd.	29,531	115,340
Mizrahi Tefahot Bank Ltd.	9,864	113,974
Mobileye N.V. (x)*	11,969	552,250
Nice Ltd.	4,191	263,166
Nice Ltd. (ADR)	41,713	2,663,375
Taro Pharmaceutical Industries Ltd. (x)*	973	141,669
Teva Pharmaceutical Industries Ltd.	62,013	3,138,998
Teva Pharmaceutical Industries Ltd. (ADR)	59,289	2,978,087

		11,777,272

Italy (1.6%)
Assicurazioni Generali S.p.A.	78,767	927,449
Atlantia S.p.A.	26,984	673,018
Enel S.p.A.	514,361	2,287,619
Eni S.p.A.	171,606	2,770,522
EXOR S.p.A.	8,058	297,675
Ferrari N.V.	8,247	336,189
Intesa Sanpaolo S.p.A.	2,214,605	4,247,895
Intesa Sanpaolo S.p.A. (RNC)	73,307	130,925
Leonardo-Finmeccanica S.p.A.*	27,104	275,380
Luxottica Group S.p.A.	11,580	564,239
Mediobanca S.p.A.	36,013	209,218
Poste Italiane S.p.A. (b)§	30,464	202,446
Prada S.p.A.	676,200	2,094,567
Prysmian S.p.A.	208,401	4,568,488
Saipem S.p.A.*	431,452	174,086
Snam S.p.A.	163,832	980,150
Telecom Italia S.p.A.*	695,823	570,849
Telecom Italia S.p.A. (RNC)	431,600	277,685
Terna Rete Elettrica Nazionale S.p.A.	100,220	558,429
UniCredit S.p.A.	927,301	2,069,975
Unione di Banche Italiane S.p.A.	61,603	172,784
UnipolSai S.p.A.	87,353	131,307

		24,520,895

Japan (13.8%)
ABC-Mart, Inc.	1,940	129,112
Acom Co., Ltd.*	25,000	120,152
Aeon Co., Ltd.	43,652	676,274
AEON Financial Service Co., Ltd.	39,238	843,204
Aeon Mall Co., Ltd.	7,968	103,852
Air Water, Inc.	11,000	161,054
Aisin Seiki Co., Ltd.	12,138	492,695
Ajinomoto Co., Inc.	37,368	877,197

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Alfresa Holdings Corp.	12,964	$269,980
Alps Electric Co., Ltd.	11,800	222,271
Amada Holdings Co., Ltd.	21,248	214,846
ANA Holdings, Inc.	71,302	202,305
Aozora Bank Ltd. (x)	67,918	234,665
Asahi Glass Co., Ltd. (x)	66,752	360,760
Asahi Group Holdings Ltd. (x)	25,887	835,080
Asahi Kasei Corp.	82,078	568,764
Asics Corp.	11,848	198,880
Astellas Pharma, Inc.	143,150	2,240,196
Bandai Namco Holdings, Inc.	12,619	324,250
Bank of Kyoto Ltd.	22,082	134,815
Benesse Holdings, Inc. (x)	4,374	102,200
Bridgestone Corp. (x)	44,464	1,419,829
Brother Industries Ltd.	16,715	178,352
Calbee, Inc. (x)	5,600	232,468
Canon, Inc. (x)	72,130	2,058,203
Casio Computer Co., Ltd. (x)	16,527	236,169
Central Japan Railway Co.	9,600	1,699,166
Chiba Bank Ltd.	46,672	220,139
Chubu Electric Power Co., Inc.	43,754	623,008
Chugai Pharmaceutical Co., Ltd.	72,747	2,584,678
Chugoku Bank Ltd.	10,911	110,961
Chugoku Electric Power Co., Inc.	19,862	251,422
Concordia Financial Group Ltd.*	83,700	327,518
Credit Saison Co., Ltd.	11,016	184,360
Cyberdyne, Inc. (x)*	6,100	136,588
Dai Nippon Printing Co., Ltd.	37,162	412,739
Daicel Corp.	20,655	213,628
Daihatsu Motor Co., Ltd.	13,900	180,534
Dai-ichi Life Insurance Co., Ltd.	72,900	808,259
Daiichi Sankyo Co., Ltd.	40,687	981,758
Daikin Industries Ltd.	15,823	1,318,308
Daito Trust Construction Co., Ltd.	4,938	800,430
Daiwa House Industry Co., Ltd.	38,758	1,130,952
Daiwa Securities Group, Inc.	109,476	575,428
Denso Corp.	147,812	5,192,785
Dentsu, Inc. (x)	14,974	699,617
Don Quijote Holdings Co., Ltd.	7,700	284,478
East Japan Railway Co.	22,325	2,057,096
Eisai Co., Ltd.	17,054	947,538
Electric Power Development Co., Ltd.	9,403	218,553
FamilyMart Co., Ltd. (x)	4,104	249,292
FANUC Corp.	13,244	2,143,758
Fast Retailing Co., Ltd.	3,516	942,633
Fuji Electric Co., Ltd.	41,288	173,361
Fuji Heavy Industries Ltd.	40,080	1,372,026
Fujifilm Holdings Corp.	29,668	1,146,478
Fujitsu Ltd.	131,742	482,765
Fukuoka Financial Group, Inc.	54,983	180,835
GungHo Online Entertainment, Inc. (x)	24,900	67,059
Hachijuni Bank Ltd.	29,088	126,347
Hakuhodo DY Holdings, Inc.	16,060	191,544
Hamamatsu Photonics KK	8,500	236,659
Hankyu Hanshin Holdings, Inc.	84,000	625,204
Hikari Tsushin, Inc.	1,100	91,934

Hino Motors Ltd.	18,830	$186,336
Hirose Electric Co., Ltd.	2,274	277,989
Hiroshima Bank Ltd.	35,000	116,530
Hisamitsu Pharmaceutical Co., Inc.	4,267	244,731
Hitachi Chemical Co., Ltd.	7,688	142,513
Hitachi Construction Machinery Co., Ltd.	7,451	107,877
Hitachi High-Technologies Corp.	4,418	120,339
Hitachi Ltd.	741,211	3,081,140
Hitachi Metals Ltd.	16,386	165,788
Hokuriku Electric Power Co.	11,938	147,411
Honda Motor Co., Ltd. (x)	167,304	4,224,236
Hoshizaki Electric Co., Ltd.	3,200	312,117
Hoya Corp.	27,402	975,624
Hulic Co., Ltd. (x)	22,700	237,998
Idemitsu Kosan Co., Ltd. (x)	5,960	128,512
IHI Corp.	107,834	288,827
Iida Group Holdings Co., Ltd.	9,300	189,424
Inpex Corp.	67,400	525,823
Isetan Mitsukoshi Holdings Ltd.	21,048	186,688
Isuzu Motors Ltd.	42,069	514,905
ITOCHU Corp.	102,632	1,247,026
Iyo Bank Ltd.	17,578	107,223
J. Front Retailing Co., Ltd.	16,534	170,752
Japan Airlines Co., Ltd.	7,958	255,424
Japan Airport Terminal Co., Ltd. (x)	3,200	115,251
Japan Exchange Group, Inc.	34,700	396,959
Japan Post Bank Co., Ltd.	28,500	333,958
Japan Post Holdings Co., Ltd.	30,400	368,052
Japan Prime Realty Investment Corp. (REIT) (x)	54	231,276
Japan Real Estate Investment Corp. (REIT)	84	517,000
Japan Retail Fund Investment Corp. (REIT)	171	435,199
Japan Tobacco, Inc. (x)	155,300	6,221,411
JFE Holdings, Inc.	34,576	447,423
JGC Corp.	15,326	217,783
Joyo Bank Ltd.	37,480	139,710
JSR Corp.	12,818	168,664
JTEKT Corp.	14,982	168,915
JX Holdings, Inc.	143,122	556,150
Kajima Corp.	57,739	398,780
Kakaku.com, Inc. (x)	9,900	195,159
Kamigumi Co., Ltd.	15,704	144,297
Kaneka Corp.	19,644	130,121
Kansai Electric Power Co., Inc. (x)*	47,523	460,789
Kansai Paint Co., Ltd.	14,352	289,108
Kao Corp. (x)	34,167	1,971,742
Kawasaki Heavy Industries Ltd.	100,840	282,168
KDDI Corp.	126,900	3,863,004
Keihan Holdings Co., Ltd.	35,000	241,799
Keikyu Corp.	33,466	335,209
Keio Corp.	37,347	350,957
Keisei Electric Railway Co., Ltd.	19,955	255,935
Keyence Corp.	4,783	3,225,907
Kikkoman Corp.	9,823	359,462

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Kintetsu Group Holdings Co., Ltd.	127,980	$546,163
Kirin Holdings Co., Ltd. (x)	56,891	956,225
Kobe Steel Ltd.	192,095	156,399
Koito Manufacturing Co., Ltd.	7,600	347,824
Komatsu Ltd.	62,572	1,086,996
Konami Corp.	6,888	260,813
Konica Minolta, Inc.	29,236	212,017
Kose Corp.	2,000	167,839
Kubota Corp. (x)	71,708	960,413
Kuraray Co., Ltd. (x)	25,292	300,792
Kurita Water Industries Ltd.	7,414	164,956
Kyocera Corp.	21,608	1,024,489
Kyowa Hakko Kirin Co., Ltd.	16,367	277,976
Kyushu Electric Power Co., Inc.*	29,288	291,883
Kyushu Financial Group, Inc.	13,500	66,942
Lawson, Inc.	4,280	339,312
Lixil Group Corp.	17,023	279,864
M3, Inc.	13,800	477,938
Mabuchi Motor Co., Ltd.	3,704	155,506
Makita Corp.	7,546	497,575
Marubeni Corp.	108,468	486,916
Marui Group Co., Ltd.	13,986	187,676
Maruichi Steel Tube Ltd.	3,516	122,619
Mazda Motor Corp.	37,235	498,713
McDonald’s Holdings Co. Japan Ltd.	5,080	137,855
Medipal Holdings Corp.	9,622	157,886
Meiji Holdings Co., Ltd.	7,732	785,030
Minebea Co., Ltd.	20,800	139,995
Miraca Holdings, Inc.	4,200	180,993
Mitsubishi Chemical Holdings Corp.	88,059	401,627
Mitsubishi Corp.	102,084	1,784,914
Mitsubishi Electric Corp.	131,371	1,557,689
Mitsubishi Estate Co., Ltd.	84,011	1,536,062
Mitsubishi Gas Chemical Co., Inc.	25,711	133,365
Mitsubishi Heavy Industries Ltd.	214,256	855,277
Mitsubishi Logistics Corp.	8,008	111,632
Mitsubishi Materials Corp.	80,819	192,504
Mitsubishi Motors Corp.	50,121	227,719
Mitsubishi Tanabe Pharma Corp.	16,090	288,599
Mitsubishi UFJ Financial Group, Inc.	860,216	3,834,267
Mitsubishi UFJ Lease & Finance Co., Ltd.	34,900	133,326
Mitsui & Co., Ltd.	116,154	1,375,338
Mitsui Chemicals, Inc.	59,288	216,228
Mitsui Fudosan Co., Ltd.	59,427	1,356,597
Mitsui O.S.K. Lines Ltd.	74,575	158,093
Mixi, Inc.	2,700	110,572
Mizuho Financial Group, Inc.	1,591,152	2,278,019
MS&AD Insurance Group Holdings, Inc.	34,136	879,152
Murata Manufacturing Co., Ltd.	12,771	1,432,630
Nabtesco Corp.	6,400	152,822
Nagoya Railroad Co., Ltd.	62,000	347,825
NEC Corp.	184,742	428,602

Nexon Co., Ltd.	11,800	$173,348
NGK Insulators Ltd.	17,267	346,687
NGK Spark Plug Co., Ltd.	12,948	194,822
NH Foods Ltd.	11,075	269,075
NHK Spring Co., Ltd.	11,375	91,792
Nidec Corp.	15,892	1,199,529
Nikon Corp.	21,959	296,737
Nintendo Co., Ltd.	7,639	1,089,972
Nippon Building Fund, Inc. (REIT)	94	577,784
Nippon Electric Glass Co., Ltd.	26,022	108,547
Nippon Express Co., Ltd.	55,427	252,644
Nippon Paint Holdings Co., Ltd.	36,100	886,688
Nippon Prologis REIT, Inc. (REIT)	110	267,144
Nippon Steel & Sumitomo Metal Corp.	53,829	1,028,610
Nippon Telegraph & Telephone Corp.	46,158	2,166,818
Nippon Yusen KK	109,442	191,881
Nissan Motor Co., Ltd.	166,148	1,497,158
Nisshin Seifun Group, Inc.	12,261	195,988
Nissin Foods Holdings Co., Ltd.	3,506	190,886
Nitori Holdings Co., Ltd.	5,350	641,903
Nitto Denko Corp.	11,411	719,567
NOK Corp.	6,764	114,320
Nomura Holdings, Inc.	245,008	877,973
Nomura Real Estate Holdings, Inc.	8,775	152,677
Nomura Real Estate Master Fund, Inc. (REIT)	237	374,639
Nomura Research Institute Ltd.	8,236	299,959
NSK Ltd.	28,370	209,835
NTT Data Corp.	8,600	405,262
NTT DoCoMo, Inc.	96,500	2,596,613
NTT Urban Development Corp.	7,500	79,845
Obayashi Corp.	42,766	452,778
Obic Co., Ltd.	32,100	1,754,882
Odakyu Electric Railway Co., Ltd.	40,103	468,041
Oji Holdings Corp.	51,612	197,933
Olympus Corp.	19,752	734,851
Omron Corp. (x)	12,144	393,488
Ono Pharmaceutical Co., Ltd.	27,775	1,199,384
Oracle Corp. Japan	2,840	151,154
Oriental Land Co., Ltd.	14,744	950,862
Orix Corp.	89,310	1,140,440
Osaka Gas Co., Ltd.	124,868	478,151
Otsuka Corp.	3,317	154,120
Otsuka Holdings Co., Ltd. (x)	26,300	1,211,935
Panasonic Corp.	151,486	1,310,741
Park24 Co., Ltd.	7,500	256,868
Pola Orbis Holdings, Inc.	1,200	111,751
Rakuten, Inc.	62,700	676,257
Recruit Holdings Co., Ltd.	17,600	640,060
Resona Holdings, Inc.	151,459	551,724
Ricoh Co., Ltd. (x)	45,180	390,417
Rinnai Corp.	2,584	227,380
Rohm Co., Ltd.	5,826	228,436
Ryohin Keikaku Co., Ltd.	1,700	412,452
Sankyo Co., Ltd.	2,798	104,315

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Santen Pharmaceutical Co., Ltd.	24,455	$381,375
SBI Holdings, Inc.	14,660	144,951
Secom Co., Ltd.	71,027	5,242,622
Sega Sammy Holdings, Inc.	13,475	144,669
Seibu Holdings, Inc.	11,500	194,169
Seiko Epson Corp.	19,800	316,410
Sekisui Chemical Co., Ltd.	27,514	337,256
Sekisui House Ltd.	40,470	704,240
Seven & i Holdings Co., Ltd.	50,512	2,108,840
Seven Bank Ltd.	42,600	131,530
Shikoku Electric Power Co., Inc.	11,943	140,630
Shimadzu Corp.	15,140	225,329
Shimamura Co., Ltd.	1,246	183,929
Shimano, Inc.	5,036	763,229
Shimizu Corp.	36,910	343,603
Shin-Etsu Chemical Co., Ltd.	26,464	1,543,693
Shinsei Bank Ltd.	111,173	160,452
Shionogi & Co., Ltd.	20,107	1,093,522
Shiseido Co., Ltd.	25,222	650,317
Shizuoka Bank Ltd.	29,724	208,863
Showa Shell Sekiyu KK (x)	13,975	129,851
SMC Corp.	3,948	963,041
SoftBank Group Corp.	87,772	4,965,697
Sohgo Security Services Co., Ltd.	4,600	226,082
Sompo Japan Nipponkoa Holdings, Inc.	23,527	623,218
Sony Corp.	84,664	2,477,786
Sony Financial Holdings, Inc.	12,500	140,306
Stanley Electric Co., Ltd.	10,084	214,146
Start Today Co., Ltd.	3,700	196,605
Sumitomo Chemical Co., Ltd.	101,158	414,836
Sumitomo Corp.	78,028	780,912
Sumitomo Dainippon Pharma Co., Ltd.	12,092	208,742
Sumitomo Electric Industries Ltd.	51,760	681,298
Sumitomo Heavy Industries Ltd.	33,784	147,447
Sumitomo Metal Mining Co., Ltd.	32,784	330,904
Sumitomo Mitsui Financial Group, Inc.	90,452	2,593,283
Sumitomo Mitsui Trust Holdings, Inc.	219,338	709,842
Sumitomo Realty & Development Co., Ltd.	24,526	661,851
Sumitomo Rubber Industries Ltd. (x)	11,936	158,952
Sundrug Co., Ltd.	30,600	2,845,102
Suntory Beverage & Food Ltd. (x)	9,000	405,002
Suruga Bank Ltd.	11,290	254,941
Suzuken Co., Ltd.	5,506	173,091
Suzuki Motor Corp.	25,036	675,673
Sysmex Corp.	10,300	704,060
T&D Holdings, Inc.	41,068	346,735
Taiheiyo Cement Corp.	86,000	202,688
Taisei Corp.	74,183	604,933
Taisho Pharmaceutical Holdings Co., Ltd.	2,371	248,467
Taiyo Nippon Sanso Corp.	10,000	91,410

Takashimaya Co., Ltd.	18,955	$135,329
Takeda Pharmaceutical Co., Ltd.	48,523	2,094,449
TDK Corp.	8,371	466,438
Teijin Ltd.	66,250	218,207
Terumo Corp.	78,800	3,341,222
THK Co., Ltd.	8,308	140,969
Tobu Railway Co., Ltd.	64,991	355,628
Toho Co., Ltd.	7,846	216,118
Toho Gas Co., Ltd.	28,592	232,622
Tohoku Electric Power Co., Inc.	32,059	402,038
Tokio Marine Holdings, Inc.	46,515	1,538,683
Tokyo Electric Power Co., Inc.*	94,958	400,429
Tokyo Electron Ltd.	10,836	911,026
Tokyo Gas Co., Ltd.	136,711	561,228
Tokyo Tatemono Co., Ltd.	14,500	173,209
Tokyu Corp.	70,011	612,227
Tokyu Fudosan Holdings Corp.	36,592	226,972
TonenGeneral Sekiyu KK	21,830	198,229
Toppan Printing Co., Ltd.	33,910	290,701
Toray Industries, Inc.	101,774	864,963
Toshiba Corp.	267,683	731,385
Toto Ltd. (x)	41,433	1,641,745
Toyo Seikan Group Holdings Ltd.	11,704	222,515
Toyo Suisan Kaisha Ltd.	5,656	228,506
Toyoda Gosei Co., Ltd.	5,142	91,395
Toyota Industries Corp.	11,518	455,526
Toyota Motor Corp.	180,136	9,006,227
Toyota Tsusho Corp.	15,414	330,659
Trend Micro, Inc.	7,582	270,038
Tsuruha Holdings, Inc.	2,100	252,229
Unicharm Corp.	71,282	1,587,828
United Urban Investment Corp. (REIT)	178	319,725
USS Co., Ltd.	15,610	256,028
West Japan Railway Co.	11,200	707,915
Yahoo! Japan Corp.	101,000	444,791
Yakult Honsha Co., Ltd.	6,307	324,661
Yamada Denki Co., Ltd.	39,220	206,097
Yamaguchi Financial Group, Inc.	11,763	110,745
Yamaha Corp.	11,079	297,762
Yamaha Motor Co., Ltd. (x)	20,132	304,866
Yamato Holdings Co., Ltd.	47,336	1,084,169
Yamazaki Baking Co., Ltd.	9,571	265,428
Yaskawa Electric Corp.	16,140	209,092
Yokogawa Electric Corp.	15,303	171,829
Yokohama Rubber Co., Ltd. (x)	7,500	93,501

		214,156,298

Jordan (0.0%)
Hikma Pharmaceuticals plc (x)	8,836	291,380

Luxembourg (0.1%)
ArcelorMittal S.A.*	127,589	587,432
Millicom International Cellular S.A. (SDR)	4,337	265,245
RTL Group S.A.	2,688	219,235
SES S.A. (FDR)	23,645	510,754
Tenaris S.A.	32,045	463,420

		2,046,086

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Macau (0.1%)
MGM China Holdings Ltd.	66,800	$86,919
Sands China Ltd. (x)	171,600	580,963
Wynn Macau Ltd.	112,400	163,194

		831,076

Mexico (0.2%)
Fresnillo plc	15,706	347,091
Grupo Aeroportuario del Sureste S.A.B. de C.V. (ADR) (x)	5,300	845,615
Grupo Financiero Banorte S.A.B. de C.V., Class O	200,291	1,123,138
Grupo Financiero Inbursa S.A.B. de C.V., Class O	35,628	60,411

		2,376,255

Netherlands (3.5%)
ABN AMRO Group N.V. (CVA)§	104,090	1,726,343
Aegon N.V.	124,422	496,301
Akzo Nobel N.V.	76,711	4,826,128
Altice N.V., Class A (x)*	24,886	374,232
Altice N.V., Class B*	6,670	100,737
ASML Holding N.V.	24,847	2,462,912
Boskalis Westminster	6,497	224,097
Core Laboratories N.V.	36,662	4,542,055
Gemalto N.V.	5,393	330,304
Heineken Holding N.V.	6,964	568,872
Heineken N.V.	15,694	1,450,172
ING Groep N.V. (CVA)	261,045	2,713,255
Koninklijke Ahold N.V.	56,285	1,251,673
Koninklijke DSM N.V.	12,164	704,806
Koninklijke KPN N.V.	227,127	823,822
Koninklijke Philips N.V.	232,498	5,801,160
Koninklijke Vopak N.V.	5,178	259,356
NN Group N.V.	74,213	2,061,696
NXP Semiconductors N.V.*	19,739	1,546,353
OCI N.V.*	5,363	73,217
QIAGEN N.V.*	50,362	1,090,824
Randstad Holding N.V.	8,025	323,221
Royal Dutch Shell plc (Amsterdam Stock Exchange), Class A	169,487	4,648,354
Royal Dutch Shell plc (London Stock Exchange), Class A	284,139	7,757,963
Royal Dutch Shell plc, Class B	252,660	6,947,964
Wolters Kluwer N.V.	20,948	856,050

		53,961,867

New Zealand (0.1%)
Auckland International Airport Ltd.	58,123	270,167
Contact Energy Ltd.	39,760	147,342
Fletcher Building Ltd.	49,712	305,636
Meridian Energy Ltd.	89,167	168,357
Mighty River Power Ltd.	46,716	100,655
Ryman Healthcare Ltd.	26,269	175,034
Spark New Zealand Ltd.	133,434	338,177

		1,505,368

Norway (0.8%)
DNB ASA	346,211	4,185,742
Gjensidige Forsikring ASA	14,365	238,478

Marine Harvest ASA*	24,506	$412,209
Norsk Hydro ASA	582,623	2,129,363
Orkla ASA	53,227	471,474
Schibsted ASA	4,970	142,260
Schibsted ASA, Class A	5,614	167,521
Statoil ASA	75,706	1,310,880
Statoil ASA (ADR)	153,162	2,651,234
Telenor ASA	50,642	836,468
Yara International ASA	12,681	402,591

		12,948,220

Peru (0.1%)
Credicorp Ltd.	8,627	1,331,405

Portugal (0.1%)
EDP – Energias de Portugal S.A.	163,390	501,796
Galp Energia SGPS S.A.	27,345	379,754
Jeronimo Martins SGPS S.A.	17,817	280,702

		1,162,252

Singapore (1.2%)
Ascendas Real Estate Investment Trust (REIT) (x)	156,166	288,502
CapitaLand Commercial Trust (REIT)	142,200	156,412
CapitaLand Ltd.	164,602	378,121
CapitaLand Mall Trust (REIT)	171,267	271,948
City Developments Ltd.	171,280	1,043,582
ComfortDelGro Corp., Ltd.	149,250	305,902
DBS Group Holdings Ltd.	670,860	7,904,128
Genting Singapore plc	366,738	200,149
Global Logistic Properties Ltd.	173,800	234,562
Golden Agri-Resources Ltd.	534,113	140,039
Hutchison Port Holdings Trust (Frankfurt Stock Exchange)	400	172
Hutchison Port Holdings Trust (Singapore Exchange)	383,000	175,939
Jardine Cycle & Carriage Ltd. (x)	5,976	163,967
Keppel Corp., Ltd.	99,985	410,605
Oversea-Chinese Banking Corp., Ltd.	208,552	1,359,189
Sembcorp Industries Ltd.	70,812	149,144
Sembcorp Marine Ltd.	59,626	69,606
Singapore Airlines Ltd. (x)	35,982	285,380
Singapore Exchange Ltd.	55,302	315,038
Singapore Press Holdings Ltd.	114,523	338,126
Singapore Technologies Engineering Ltd.	88,919	209,907
Singapore Telecommunications Ltd.	538,619	1,665,643
StarHub Ltd.	45,724	128,789
Suntec Real Estate Investment Trust (REIT)	169,000	223,439
United Overseas Bank Ltd.	88,176	1,217,603
UOL Group Ltd.	31,544	128,676
Wilmar International Ltd.	123,455	300,770

		18,065,338

South Africa (0.1%)
Investec plc	39,659	249,981
Mediclinic International plc	23,791	348,329

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Mondi plc	25,741	$479,726

		1,078,036

South Korea (0.6%)
Hyundai Mobis Co., Ltd.	11,766	2,576,037
Naver Corp.	1,229	764,190
Samsung Electronics Co., Ltd.	4,096	5,098,941

		8,439,168

Spain (2.0%)
Abertis Infraestructuras S.A.	37,765	555,032
ACS Actividades de Construccion y Servicios S.A.	13,309	364,683
Aena S.A.§	4,530	596,504
Amadeus IT Holding S.A., Class A	188,131	8,241,737
Banco Bilbao Vizcaya Argentaria S.A.	438,814	2,514,663
Banco de Sabadell S.A.	373,127	498,550
Banco Popular Espanol S.A.	218,494	284,688
Banco Santander S.A.	1,366,491	5,320,312
Bankia S.A.	281,978	206,106
Bankinter S.A.	47,809	307,501
CaixaBank S.A.	178,019	391,863
Distribuidora Internacional de Alimentacion S.A.	40,780	239,538
Enagas S.A.	14,109	429,237
Endesa S.A.	22,226	447,020
Ferrovial S.A.	31,596	613,907
Gas Natural SDG S.A.	23,445	464,939
Grifols S.A.	20,804	469,802
Iberdrola S.A.	366,806	2,477,621
Industria de Diseno Textil S.A.	74,893	2,497,492
Mapfre S.A.	75,130	166,139
Red Electrica Corporacion S.A.	7,300	650,828
Repsol S.A.	72,996	926,032
Telefonica S.A.	302,051	2,887,172
Zardoya Otis S.A.	10,318	96,691

		31,648,057

Sweden (1.9%)
Alfa Laval AB	19,807	310,900
Assa Abloy AB, Class B	123,927	2,540,122
BHP Billiton Ltd., Class A	76,027	1,968,603
Atlas Copco AB, Class B	26,323	621,469
Boliden AB	19,397	376,819
Electrolux AB	15,841	430,243
Getinge AB, Class B	153,076	3,143,835
Hennes & Mauritz AB, Class B	64,047	1,876,944
Hexagon AB, Class B	17,560	639,183
Husqvarna AB, Class B	28,238	209,481
ICA Gruppen AB	5,497	183,678
Industrivarden AB, Class C	11,429	184,720
Investor AB, Class B	30,726	1,027,876
Kinnevik AB, Class B	16,694	396,789
Lundin Petroleum AB*	12,949	234,107
Nordea Bank AB	206,111	1,740,951
Sandvik AB (x)	72,437	721,988
Securitas AB, Class B	19,518	299,978
Skandinaviska Enskilda Banken AB, Class A	100,764	875,701
Skanska AB, Class B	22,368	466,488

SKF AB, Class B	26,035	$415,715
Svenska Cellulosa AB S.C.A., Class B	42,068	1,341,498
Svenska Handelsbanken AB, Class A	101,549	1,228,373
Swedbank AB, Class A	61,481	1,286,034
Swedish Match AB	13,629	473,632
Tele2 AB, Class B	18,285	159,951
Telefonaktiebolaget LM Ericsson (ADR)	185,796	1,426,913
Telefonaktiebolaget LM Ericsson, Class B	410,852	3,140,399
Telia Co. AB	172,377	813,188
Volvo AB, Class B	104,103	1,028,031

		29,563,609

Switzerland (8.1%)
ABB Ltd. (Registered)*	132,724	2,614,201
Actelion Ltd. (Registered)*	6,929	1,162,662
Adecco Group AG (Registered)	42,628	2,147,419
Aryzta AG*	6,186	227,313
Baloise Holding AG (Registered)	3,223	359,433
Barry Callebaut AG (Registered)*	158	194,052
Chocoladefabriken Lindt & Spruengli AG	64	380,690
Chocoladefabriken Lindt & Sprungli AG (Registered)	7	499,551
Cie Financiere Richemont S.A. (Registered)	52,401	3,074,106
Coca-Cola HBC AG*	12,200	246,063
Credit Suisse Group AG (Registered)*	330,383	3,520,683
Credit Suisse Group AG (ADR) (x)	157,762	1,688,053
Dufry AG (Registered)*	3,012	361,503
EMS-Chemie Holding AG (Registered)	574	296,831
Galenica AG (Registered)	256	344,854
Geberit AG (Registered)	2,535	957,609
Givaudan S.A. (Registered)	631	1,267,954
Glencore plc*	825,372	1,686,349
Julius Baer Group Ltd.*	143,428	5,763,868
Kuehne + Nagel International AG (Registered)	3,452	482,620
LafargeHolcim Ltd. (Registered)*	30,678	1,281,469
Lonza Group AG (Registered)*	3,515	582,483
Nestle S.A. (Registered)	339,581	26,193,813
Novartis AG (Registered)	209,647	17,246,354
Novartis AG (ADR)	48,726	4,020,382
Pargesa Holding S.A.	1,595	105,590
Partners Group Holding AG	1,160	497,403
Roche Holding AG	88,607	23,394,957
Schindler Holding AG	3,138	568,630
Schindler Holding AG (Registered)	1,471	267,745
SGS S.A. (Registered)	369	846,108
Sika AG	149	623,290
Sonova Holding AG (Registered)	11,689	1,553,032

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

STMicroelectronics N.V. (x)	46,422	$273,560
Swatch Group AG (x)	7,900	2,296,544
Swatch Group AG (Registered)	3,496	200,532
Swiss Life Holding AG (Registered)*	2,240	517,469
Swiss Prime Site AG (Registered)*	4,460	403,372
Swiss Reinsurance AG	22,507	1,967,702
Swisscom AG (Registered)	1,723	855,907
Syngenta AG (Registered)	6,270	2,410,040
UBS Group AG (Registered)	507,470	6,565,953
Wolseley plc	59,943	3,106,558
Zurich Insurance Group AG*	10,136	2,507,861

		125,562,568

Taiwan (0.8%)
Advanced Semiconductor Engineering, Inc. (ADR)	399,712	2,230,393
Hon Hai Precision Industry Co., Ltd.	1,058,000	2,722,340
MediaTek, Inc.	107,000	817,026
Taiwan Semiconductor Manufacturing Co., Ltd.*	461,000	2,331,077
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)*	182,438	4,785,349

		12,886,185

Turkey (0.2%)
Akbank TAS	848,503	2,457,601

United Kingdom (13.1%)
3i Group plc	64,124	477,259
Aberdeen Asset Management plc	61,799	238,821
Admiral Group plc	14,483	395,305
Aggreko plc	15,046	258,414
Anglo American plc	96,210	934,292
ARM Holdings plc	176,724	2,676,655
ARM Holdings plc (ADR)	142,149	6,469,201
Ashtead Group plc	207,564	2,978,778
Associated British Foods plc	23,913	867,040
AstraZeneca plc	132,282	7,874,618
Auto Trader Group plc§	59,822	282,869
Aviva plc	273,117	1,467,810
Babcock International Group plc	17,877	216,403
BAE Systems plc	213,616	1,497,855
Barclays plc	2,045,719	3,894,685
Barratt Developments plc	70,624	386,756
Berkeley Group Holdings plc	9,177	312,404
BP plc	1,247,002	7,281,662
British American Tobacco plc	125,755	8,182,939
British Land Co. plc (REIT)	69,034	571,682
BT Group plc	571,206	3,154,113
Bunzl plc	22,387	692,441
Burberry Group plc	120,032	1,876,323
Capita plc	44,484	571,361
Centrica plc	354,188	1,069,327
CNH Industrial N.V.	67,282	489,166
Cobham plc	134,602	282,386

Coca-Cola European Partners plc	14,920	$534,641
Compass Group plc	307,406	5,859,650
Croda International plc	38,155	1,599,240
Diageo plc	592,292	16,573,050
Direct Line Insurance Group plc	97,512	450,941
Dixons Carphone plc	70,889	307,748
easyJet plc	10,806	156,968
Fiat Chrysler Automobiles N.V.	60,491	373,413
G4S plc	100,720	249,325
GKN plc	115,620	416,166
GlaxoSmithKline plc	328,522	7,062,664
Hammerson plc (REIT)	55,629	406,399
Hargreaves Lansdown plc	19,423	323,215
HSBC Holdings plc	2,007,526	12,541,126
ICAP plc	38,682	217,434
IMI plc	19,355	250,106
Imperial Brands plc	167,475	9,091,357
Inmarsat plc	31,878	342,162
InterContinental Hotels Group plc	38,051	1,413,931
International Consolidated Airlines Group S.A. (x)	50,747	252,871
Intertek Group plc	49,105	2,293,053
Intu Properties plc (REIT) (x)	55,546	217,308
ITV plc	1,038,600	2,508,876
J Sainsbury plc	82,144	254,747
Johnson Matthey plc	12,749	482,609
Kingfisher plc	153,863	664,152
Land Securities Group plc (REIT)	53,336	754,851
Legal & General Group plc	401,293	1,040,135
Lloyds Banking Group plc	4,349,038	3,197,981
London Stock Exchange Group plc	21,722	735,812
Marks & Spencer Group plc	104,596	444,723
Meggitt plc	58,348	316,517
Merlin Entertainments plc§	47,869	284,316
National Grid plc	252,676	3,715,727
Next plc	10,146	678,782
Old Mutual plc	344,943	929,797
Pagegroup plc	595,965	2,398,370
Pearson plc	58,223	759,354
Persimmon plc	20,711	404,160
Petrofac Ltd.	18,716	194,514
Provident Financial plc	9,509	293,923
Prudential plc	173,538	2,956,360
Randgold Resources Ltd.	6,232	699,731
Reckitt Benckiser Group plc	79,520	8,000,159
RELX N.V.	65,721	1,146,928
RELX plc	74,689	1,376,195
Rio Tinto Ltd.	28,123	968,471
Rio Tinto plc	83,421	2,578,554
Rio Tinto plc (ADR)	65,316	2,044,391
Rolls-Royce Holdings plc (b)*†	21,680,276	28,862
Rolls-Royce Holdings plc*	297,423	2,824,260
Royal Bank of Scotland Group plc*	238,190	560,967
Royal Mail plc	56,509	383,089
RSA Insurance Group plc	70,541	471,090

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

SABMiller plc	65,606	$3,824,624
Sage Group plc	71,906	625,316
Schroders plc	29,663	936,653
Segro plc (REIT)	50,059	281,024
Severn Trent plc	16,537	540,214
Sky plc	69,069	783,953
Smith & Nephew plc	145,143	2,461,541
Smiths Group plc	27,111	417,584
SSE plc	67,928	1,420,369
St. James’s Place plc	33,464	358,439
Standard Chartered plc	219,778	1,671,730
Standard Life plc	131,365	516,277
Tate & Lyle plc	34,029	303,423
Taylor Wimpey plc	220,203	393,434
Tesco plc*	552,400	1,292,345
Travis Perkins plc	17,649	353,077
Unilever N.V. (CVA)	109,887	5,122,829
Unilever plc	86,579	4,152,943
United Utilities Group plc	45,458	632,989
Vodafone Group plc	1,791,397	5,453,356
Weir Group plc	87,369	1,687,052
Whitbread plc	50,340	2,352,882
William Hill plc	54,466	188,652
Wm Morrison Supermarkets plc (x)	154,293	387,027
Worldpay Group plc*§	77,789	283,145
WPP plc	288,444	5,988,880

		202,861,494

United States (1.6%)
Ball Corp.	2,210	159,777
Carnival Corp.	79,482	3,513,105
Carnival plc	12,695	563,615
Invesco Ltd.	63,900	1,632,006
Mettler-Toledo International, Inc.*	7,983	2,913,156
National Oilwell Varco, Inc.	40,600	1,366,190
Shire plc	218,933	13,481,782
Signet Jewelers Ltd.	16,600	1,368,006

		24,997,637

Total Common Stocks (80.2%) (Cost $1,125,689,596)		1,241,441,171

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(10.4%)
Deutsche X-trackers MSCI Japan Hedged Equity ETF (x)	85,050	2,616,988
iShares Currency Hedged MSCI Japan ETF (x)	172,850	4,039,504
iShares® China Large-Cap ETF (x)	147,610	5,051,214
iShares® Core MSCI EAFE ETF	152,000	7,887,280
iShares® Core MSCI Emerging Markets ETF	35,400	1,480,782
iShares® Europe ETF (x)	8,566	323,709
iShares® Latin America 40 ETF (x)	33,847	889,838
iShares® MSCI Australia ETF (x)	50,415	980,572

iShares® MSCI Austria Capped ETF (x)	140,837	$1,995,660
iShares® MSCI Belgium Capped ETF (x)	85,697	1,517,694
iShares® MSCI BRIC ETF (x)	9,916	303,231
iShares® MSCI Canada ETF (x)	33,258	815,154
iShares® MSCI EAFE ETF (x)	515,466	28,768,157
iShares® MSCI EAFE Small-Cap ETF (x)	31,200	1,505,712
iShares® MSCI France ETF (x)	189,467	4,333,110
iShares® MSCI Germany ETF (x)	375,010	9,018,991
iShares® MSCI Hong Kong ETF	10,677	209,056
iShares® MSCI Indonesia ETF (x)	15,600	381,576
iShares® MSCI Ireland Capped ETF	15,500	557,070
iShares® MSCI Israel Capped ETF	31,500	1,475,775
iShares® MSCI Italy Capped ETF (x)	486,348	5,276,876
iShares® MSCI Japan ETF (x)	819,080	9,419,420
iShares® MSCI Malaysia ETF (x)	24,662	204,448
iShares® MSCI Mexico Capped ETF (x)	6,948	349,901
iShares® MSCI Netherlands ETF (x)	98,393	2,277,798
iShares® MSCI New Zealand Capped ETF (x)	35,700	1,536,171
iShares® MSCI Norway Capped ETF (x)	23,200	470,032
iShares® MSCI Pacific ex-Japan ETF (x)	98,892	3,876,566
iShares® MSCI Poland Capped ETF (x)	7,700	130,669
iShares® MSCI Singapore ETF (x)	103,926	1,129,676
iShares® MSCI South Korea Capped ETF (x)	6,000	312,420
iShares® MSCI Spain Capped ETF (x)	131,521	3,285,395
iShares® MSCI Sweden ETF (x)	30,903	845,197
iShares® MSCI Switzerland Capped ETF	13,900	412,135
iShares® MSCI Thailand Capped ETF (x)	3,868	266,544
iShares® MSCI Turkey ETF (x)	8,084	320,531
iShares® MSCI United Kingdom ETF (x)	66,400	1,020,568
SPDR® DJ EURO Stoxx 50 ETF (x)	19,964	621,879
SPDR® S&P Emerging Asia Pacific ETF (x)	40,579	3,036,932
Vanguard FTSE Developed Markets ETF (x)	190,900	6,750,224
Vanguard FTSE Emerging Markets ETF (x)	266,400	9,382,608

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Vanguard FTSE Europe ETF (x)	661,300	$30,856,258
Vanguard FTSE Pacific ETF	46,100	2,569,153
WisdomTree Japan Hedged Equity Fund (x)	68,800	2,668,064

Total Investment Companies (10.4%) (Cost $159,806,955)		161,170,538

	Number of Rights	Value (Note 1)
RIGHTS:
Hong Kong (0.0%)
Noble Group Ltd., expiring 7/20/16*	242,533	16,672

Spain (0.0%)
ACS Actividades de Construccion y Servicios S.A., expiring 7/11/16*	13,309	9,349
Repsol S.A., expiring 7/1/16*	72,996	23,735

		33,084

Total Rights (0.0%) (Cost $116,880)		49,756

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (7.2%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	111,485,181	111,485,181

	Principal Amount	Value (Note 1)
Repurchase Agreements (6.0%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $10,800,135, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $11,016,002. (xx)	$10,800,000	10,800,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $7,100,081, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $7,242,011. (xx)	7,100,000	7,100,000

Deutsche Bank Securities, Inc., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $10,000,125, collateralized by various Common Stocks; total market value $11,000,001. (xx)	10,000,000	$10,000,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $3,000,030, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $3,060,014. (xx)	3,000,000	3,000,000
HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $5,000,053, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $5,100,103. (xx)	5,000,000	5,000,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $2,649,921, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $2,702,888. (xx)	2,649,890	2,649,890
Natixis, 0.600%, dated 6/30/16, due 7/1/16, repurchase price $5,000,083, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50 ; total market value $5,100,085. (xx)	5,000,000	5,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

Natixis, 0.530%, dated 6/30/16, due 7/1/16, repurchase price $15,000,221, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 3/31/18-11/15/22, U.S. Government Agency Securities, ranging from 0.792%-6.500%, maturing 10/25/39-6/16/48; total market value $15,301,577. (xx)	$15,000,000	$15,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/6/16, repurchase price $10,000,667, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.750%, maturing 10/31/17-8/15/42; total market value $10,200,000. (xx)	10,000,000	10,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $2,000,022, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $2,040,000. (xx)	2,000,000	2,000,000
RBC Capital Markets, 0.420%, dated 6/30/16, due 7/1/16, repurchase price $5,000,058, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-4.500%, maturing 8/1/26-3/1/46; total market value $5,100,000. (xx)	5,000,000	5,000,000
RBS Securities, Inc., 0.400%, dated 6/30/16, due 7/5/16, repurchase price $10,000,556, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-6.125%, maturing 2/28/17-5/15/44; total market value $10,200,194. (xx)	10,000,000	10,000,000
Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $3,000,140, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 12/8/16-2/15/37; total market value $3,060,001. (xx)	3,000,000	3,000,000

Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $5,000,233, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.250%, maturing 6/30/17-5/15/44; total market value $5,100,001. (xx)	$5,000,000	$5,000,000

Total Repurchase Agreements		93,549,890

Total Short-Term Investments (13.2%) (Cost $205,035,071)		205,035,071

Total Investments (103.8%) (Cost $1,490,648,502)		1,607,696,536
Other Assets Less Liabilities (-3.8%)		(59,305,508)

Net Assets (100%)		$1,548,391,028

*	Non-income producing.
†	Securities (totaling $257,948 or 0.0% of net assets) held at fair value by management.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2016, the market value of these securities amounted to $4,215,075 or 0.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $91,645,033. This was secured by collateral of $93,549,890 which was received as cash and subsequently invested in short-term investments currently valued at $93,549,890, as reported in the Portfolio of Investments, and $1,328,844 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 7/28/16-5/15/45.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Certification

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Sector Weightings as of June 30, 2016	Market Value	% of Net Assets
Financials	$264,274,663	17.1%
Consumer Staples	169,616,258	10.9
Health Care	163,102,666	10.5
Industrials	161,914,070	10.5
Exchange Traded Funds	161,170,538	10.4
Consumer Discretionary	160,799,517	10.4
Investment Companies	111,485,181	7.2
Information Technology	101,728,975	6.6
Repurchase Agreements	93,549,890	6.0
Materials	83,382,433	5.4
Energy	58,092,440	3.7
Telecommunication Services	47,409,632	3.1
Utilities	31,170,273	2.0
Cash and Other	(59,305,508)	(3.8)

		100.0%

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)
AXA S.A.	$3,875,690	$—	$272,940	$2,630,654	$144,149	$(13,330)

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Sales	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index	1,269	September-16	$38,804,353	$40,206,187	$(1,401,834)
FTSE 100 Index	292	September-16	23,542,271	24,965,862	(1,423,591)
SPI 200 Index	101	September-16	9,450,466	9,747,158	(296,692)
TOPIX Index	203	September-16	23,847,884	24,484,240	(636,356)

					$(3,758,473)

At June 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	784	$583,240	$583,209	$31
Australian Dollar vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	6,540	4,864,310	4,857,083	7,227
Australian Dollar vs. U.S. Dollar, expiring 9/16/16	State Street Bank & Trust	1,994	1,483,442	1,484,127	(685)
British Pound vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	9,445	12,582,269	12,635,364	(53,095)
British Pound vs. U.S. Dollar, expiring 9/16/16	State Street Bank & Trust	2,807	3,739,412	4,088,235	(348,823)
European Union Euro vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	461	513,139	514,539	(1,400)
European Union Euro vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	17,188	19,126,097	19,144,896	(18,799)
European Union Euro vs. U.S. Dollar, expiring 9/16/16	State Street Bank & Trust	5,272	5,866,742	6,025,498	(158,756)
Japanese Yen vs. U.S. Dollar, expiring 9/16/16	Australia & New Zealand Banking Group Ltd.	48,594	471,763	467,569	4,194

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	1,057,426	$10,265,674	$10,330,884	$(65,210)
Japanese Yen vs. U.S. Dollar, expiring 9/16/16	State Street Bank & Trust	388,571	3,772,314	3,654,749	117,565

					$(517,751)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/16/16	Barclays Bank plc	636	$466,391	$472,684	$(6,293)
Australian Dollar vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	23,593	17,310,418	17,547,557	(237,139)
British Pound vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	32,839	43,762,425	43,748,466	13,959
British Pound vs. U.S. Dollar, expiring 9/16/16	Northern Trust Corp.	446	635,282	594,751	40,531
European Union Euro vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	63,894	70,801,185	71,099,734	(298,549)
European Union Euro vs. U.S. Dollar, expiring 9/16/16	Northern Trust Corp.	476	535,065	529,197	5,868
Japanese Yen vs. U.S. Dollar, expiring 9/16/16	Australia & New Zealand Banking Group Ltd.	70,545	678,879	684,859	(5,980)
Japanese Yen vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	4,397,269	42,895,873	42,689,433	206,440

					$(281,163)

					$(798,914)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 1,620,882, CAD 4,504, CHF 8,375, DKK 28,160, EUR 5,868,977, GBP 3,475,305, HKD 5,747, ILS 26,383, JPY 5,374,839, KRW 1, MXN 5,012, NOK 20,390, NZD 9,923, SEK 45,164 and SGD 66,400.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$6,978,407	$153,821,110	$—	$160,799,517
Consumer Staples	1,064,153	168,528,001	24,104	169,616,258
Energy	9,772,732	48,295,973	—	58,068,705
Financials	23,147,944	241,126,719	—	264,274,663
Health Care	17,266,965	145,835,701	—	163,102,666
Industrials	5,843,901	156,015,286	28,862	161,888,049
Information Technology	28,933,689	72,795,286	—	101,728,975
Materials	3,496,651	79,885,782	—	83,382,433
Telecommunication Services	1,620,969	45,583,681	204,982	47,409,632
Utilities	—	31,170,273	—	31,170,273
Forward Currency Contracts	—	395,815	—	395,815

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Investment Companies
Exchange Traded Funds (ETFs)	$161,170,538	$—	$—	$161,170,538
Rights
Energy	—	23,735	—	23,735
Industrials	—	26,021	—	26,021
Short-Term Investments
Investment Companies	111,485,181	—	—	111,485,181
Repurchase Agreements	—	93,549,890	—	93,549,890

Total Assets	$370,781,130	$1,237,053,273	$257,948	$1,608,092,351

Liabilities:
Forward Currency Contracts	$—	$(1,194,729)	$—	$(1,194,729)
Futures	(3,758,473)	—	—	(3,758,473)

Total Liabilities	$(3,758,473)	$(1,194,729)	$—	$(4,953,202)

Total	$367,022,657	$1,235,858,544	$257,948	$1,603,139,149

(a)	A security with a market value of $1,799,588 transferred from Level 2 to Level 1 at the end of the period due to the security no longer being valued using fair value factors based on third party vendor modeling tools.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$395,815

	Liability Derivatives
Foreign exchange contracts	Payables	$(1,194,729)
Equity contracts	Payables, Net assets – Unrealized depreciation	(3,758,473)*

Total		$(4,953,202)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$363,451	$363,451
Equity contracts	(15,347,506)	—	(15,347,506)

Total	$(15,347,506)	$363,451	$(14,984,055)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(755,635)	$(755,635)
Equity contracts	(8,186,298)	—	(8,186,298)

Total	$(8,186,298)	$(755,635)	$(8,941,933)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns and held forward foreign currency contracts as a substitute for investing in conventional securities and hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $51,238,000 and futures contracts with an average notional balance of approximately $139,666,000 during the six months ended June 30, 2016.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2016:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Australia & New Zealand Banking Group Ltd.	$4,194	$(4,194)	$—	$—
Morgan Stanley	227,657	(227,657)	—	—
Northern Trust Corp.	46,399	—	—	46,399
State Street Bank & Trust	117,565	(117,565)	—	—

Total	$395,815	$(349,416)	$—	$46,399

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Australia & New Zealand Banking Group Ltd.	$5,980	$(4,194)	$—	$1,786
Barclays Bank plc	6,293	—	—	6,293
Morgan Stanley	674,192	(227,657)	—	446,535
State Street Bank & Trust	508,264	(117,565)	—	390,699

Total	$1,194,729	$(349,416)	$—	$845,313

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$10,800,000	$—	$10,800,000	$(10,800,000)	$—
Deutsche Bank AG	7,100,000	—	7,100,000	(7,100,000)	—
Deutsche Bank Securities, Inc.	10,000,000	—	10,000,000	(10,000,000)	—
HSBC Securities, Inc.	8,000,000	—	8,000,000	(8,000,000)	—
Merrill Lynch PFS, Inc.	2,649,890	—	2,649,890	(2,649,890)	—
Natixis	20,000,000	—	20,000,000	(20,000,000)	—
Nomura Securities Co., Ltd.	12,000,000	—	12,000,000	(12,000,000)	—
RBC Capital Markets	5,000,000	—	5,000,000	(5,000,000)	—
RBS Securities, Inc.	10,000,000	—	10,000,000	(10,000,000)	—
Societe Generale S.A	8,000,000	—	8,000,000	(8,000,000)	—

Total	$93,549,890	$—	$93,549,890	$(93,549,890)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$141,110,975
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$182,153,852

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$235,395,533
Aggregate gross unrealized depreciation	(158,062,782)

Net unrealized appreciation	$77,332,751

Federal income tax cost of investments	$1,530,363,785

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $2,623,646)	$2,630,654
Unaffiliated Issuers (Cost $1,394,474,966)	1,511,515,992
Repurchase Agreements (Cost $93,549,890)	93,549,890
Cash	1,361,794
Foreign cash (Cost $19,925,006)	16,560,062
Cash held as collateral at broker	11,718,870
Receivable for securities sold	15,010,299
Dividends, interest and other receivables	5,706,611
Due from Custodian	772,271
Unrealized appreciation on forward foreign currency contracts	395,815
Receivable from Separate Accounts for Trust shares sold	146,726
Security lending income receivable	81,074
Other assets	41,915

Total assets	1,659,491,973

LIABILITIES
Payable on return of securities loaned	93,549,890
Payable for securities purchased	12,283,783
Due to broker for futures variation margin	2,315,103
Unrealized depreciation on forward foreign currency contracts	1,194,729
Investment management fees payable	762,707
Payable to Separate Accounts for Trust shares redeemed	439,400
Distribution fees payable – Class IB	232,832
Administrative fees payable	162,229
Trustees’ fees payable	40,045
Distribution fees payable – Class IA	4,067
Accrued expenses	116,160

Total liabilities	111,100,945

NET ASSETS	$1,548,391,028

Net assets were comprised of:
Paid in capital	$2,766,343,072
Accumulated undistributed net investment income (loss)	17,114,500
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(1,344,027,203)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	108,960,659

Net assets	$1,548,391,028

Class IA
Net asset value, offering and redemption price per share, $19,527,950 / 2,244,616 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.70

Class IB
Net asset value, offering and redemption price per share, $1,116,002,261 / 128,130,052 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.71

Class K
Net asset value, offering and redemption price per share, $412,860,817 / 47,279,382 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.73

(x)	Includes value of securities on loan of $91,645,033.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends ($144,149 of dividend income received from affiliates) (net of $2,663,632 foreign withholding tax)	$30,000,840
Interest	158,145
Securities lending (net)	191,203

Total income	30,350,188

EXPENSES
Investment management fees	4,738,414
Distribution fees – Class IB	1,420,925
Administrative fees	992,533
Custodian fees	179,902
Professional fees	62,163
Printing and mailing expenses	54,833
Distribution fees – Class IA	24,716
Trustees’ fees	20,787
Miscellaneous	77,026

Gross expenses	7,571,299
Less: Waiver from investment manager	(78,967)

Net expenses	7,492,332

NET INVESTMENT INCOME (LOSS)	22,857,856

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($(13,330) of realized gain (loss) from affiliates)	(24,105,941)
Futures	(15,347,506)
Foreign currency transactions	(21,021,798)

Net realized gain (loss)	(60,475,245)

Change in unrealized appreciation (depreciation) on:
Investments ($(972,096) of change in unrealized appreciation (depreciation) from affiliates)	(54,695,452)
Futures	(8,186,298)
Foreign currency translations	23,707,604

Net change in unrealized appreciation (depreciation)	(39,174,146)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(99,649,391)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(76,791,535)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$22,857,856	$28,810,463
Net realized gain (loss) on investments, futures, foreign currency transactions and net distributions of realized gain received from underlying funds	(60,475,245)	(7,002,680)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(39,174,146)	(95,091,638)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(76,791,535)	(73,283,855)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(13,325)
Class IB	—	(771,548)
Class K	—	(290,916)

TOTAL DIVIDENDS:	—	(1,075,789)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 84,279 and 289,211 shares, respectively ]	733,015	2,850,165
Capital shares issued in reinvestment of dividends [ 0 and 1,459 shares, respectively ]	—	13,325
Capital shares repurchased [ (183,002) and (322,029) shares, respectively ]	(1,582,893)	(3,147,912)

Total Class IA transactions	(849,878)	(284,422)

Class IB
Capital shares sold [ 1,593,781 and 4,216,921 shares, respectively ]	13,844,045	41,273,803
Capital shares issued in reinvestment of dividends [ 0 and 84,361 shares, respectively ]	—	771,548
Capital shares repurchased [ (7,474,060) and (15,791,053) shares, respectively ]	(65,153,386)	(154,162,591)

Total Class IB transactions	(51,309,341)	(112,117,240)

Class K
Capital shares sold [ 310,858 and 1,285,521 shares, respectively ]	2,681,413	12,955,972
Capital shares issued in reinvestment of dividends [ 0 and 31,792 shares, respectively ]	—	290,916
Capital shares repurchased [ (3,170,182) and (5,912,377) shares, respectively ]	(27,619,196)	(57,417,144)

Total Class K transactions	(24,937,783)	(44,170,256)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(77,097,002)	(156,571,918)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(153,888,537)	(230,931,562)
NET ASSETS:
Beginning of period	1,702,279,565	1,933,211,127

End of period (a)	$1,548,391,028	$1,702,279,565

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$17,114,500	$(5,743,356)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (ac)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IA		2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.11	$9.53	$10.31	$8.85	$7.72	$9.61

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.14	0.10	0.09	0.11	0.13
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.53)	(0.55)	(0.74)	1.45	1.15	(1.74)

Total from investment operations	(0.41)	(0.41)	(0.64)	1.54	1.26	(1.61)

Less distributions:
Dividends from net investment income	—	(0.01)	(0.14)	(0.08)	(0.13)	(0.28)

Net asset value, end of period	$8.70	$9.11	$9.53	$10.31	$8.85	$7.72

Total return (b)	(4.50)%	(4.35)%	(6.26)%	17.49%	16.29%	(16.73)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,528	$21,358	$22,638	$11,118	$10,531	$8,903
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.02%	1.01%	1.04%	1.05%	1.05%	0.78%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.02%	1.01%	1.04%	1.05%	1.05%	0.78%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.03%	1.02%	1.04%	1.05%	1.05%	0.78%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.84%	1.44%	0.97%	0.97%	1.33%	1.29%
After waivers, reimbursements and fees paid indirectly (a)(f)	2.84%	1.44%	0.97%	0.97%	1.33%	1.30%
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.83%	1.44%	0.97%	0.97%	1.33%	1.29%
Portfolio turnover rate (z)^	10%	11%	10%	15%	3%	3%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (ac)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IB		2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.12	$9.54	$10.32	$8.86	$7.73	$9.62

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.14	0.15	0.08	0.11	0.12
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.53)	(0.55)	(0.79)	1.46	1.15	(1.75)

Total from investment operations	(0.41)	(0.41)	(0.64)	1.54	1.26	(1.63)

Less distributions:
Dividends from net investment income	—	(0.01)	(0.14)	(0.08)	(0.13)	(0.26)

Net asset value, end of period	$8.71	$9.12	$9.54	$10.32	$8.86	$7.73

Total return (b)	(4.50)%	(4.34)%	(6.25)%	17.47%	16.27%	(16.92)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,116,002	$1,222,810	$1,388,764	$1,566,557	$800,489	$766,952
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.02%	1.01%	1.03%	1.05%	1.05%	1.03%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.02%	1.01%	1.03%	1.05%	1.05%	1.03%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.03%	1.02%	1.03%	1.05%	1.05%	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.83%	1.45%	1.49%	0.84%	1.34%	1.25%
After waivers, reimbursements and fees paid indirectly (a)(f)	2.83%	1.45%	1.49%	0.85%	1.34%	1.25%
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.82%	1.45%	1.49%	0.84%	1.34%	1.25%
Portfolio turnover rate (z)^	10%	11%	10%	15%	3%	3%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (ac)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				August 26, 2011* to December 31, 2011
Class K		2015	2014	2013	2012
Net asset value, beginning of period	$9.14	$9.53	$10.31	$8.85	$7.72	$8.45

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13	0.17	0.16	0.12	0.13	0.06
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.54)	(0.55)	(0.78)	1.45	1.15	(0.55)

Total from investment operations	(0.41)	(0.38)	(0.62)	1.57	1.28	(0.49)

Less distributions:
Dividends from net investment income	—	(0.01)	(0.16)	(0.11)	(0.15)	(0.24)

Net asset value, end of period	$8.73	$9.14	$9.53	$10.31	$8.85	$7.72

Total return (b)	(4.49)%	(4.03)%	(6.02)%	17.78%	16.59%	(5.70)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$412,861	$458,112	$521,809	$393,771	$376,185	$335,852
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.77%	0.76%	0.78%	0.80%	0.80%	0.78%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.77%	0.76%	0.78%	0.80%	0.80%	0.77%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.78%	0.77%	0.78%	0.80%	0.80%	0.78%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.07%	1.70%	1.56%	1.22%	1.60%	2.10%
After waivers, reimbursements and fees paid indirectly (a)(f)	3.07%	1.70%	1.56%	1.22%	1.60%	2.10%
Before waivers, reimbursements and fees paid indirectly (a)(f)	3.06%	1.70%	1.56%	1.22%	1.60%	2.10%
Portfolio turnover rate (z)^	10%	11%	10%	15%	3%	3%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(ac)	On June 13, 2014, this Portfolio received, through a merger transaction, the assets and liabilities of the Multimanager International Equity Portfolio. Information prior to the period ended June 13, 2014 represents the results of operations of the AXA International Core Managed Volatility Portfolio.

See Notes to Financial Statements.

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	Market Value	% of Net Assets
Financials	$173,594,370	18.6%
Consumer Staples	128,807,507	13.8
Health Care	119,623,598	12.8
Consumer Discretionary	111,343,986	11.9
Industrials	102,065,778	10.9
Investment Companies	63,710,631	6.8
Materials	53,840,077	5.8
Energy	50,019,492	5.3
Information Technology	47,845,129	5.1
Telecommunication Services	40,462,959	4.3
Repurchase Agreements	33,884,348	3.6
Utilities	23,776,300	2.5
Cash and Other	(12,851,050)	(1.4)

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$961.77	$4.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.86	5.06
Class IB
Actual	1,000.00	961.77	4.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.86	5.06
Class K
Actual	1,000.00	962.74	3.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.10	3.80

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.01%, 1.01% and 0.76%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (6.5%)
Abacus Property Group (REIT)	16,300	$38,513
Adelaide Brighton Ltd.	26,648	111,337
AGL Energy Ltd.	41,142	593,718
ALS Ltd.	35,278	130,367
Alumina Ltd.	167,663	163,945
Amcor Ltd.	71,843	803,472
AMP Ltd.	180,170	699,344
Ansell Ltd.	9,337	127,610
APA Group	71,162	492,923
APN News & Media Ltd.*	8,169	24,664
ARB Corp., Ltd.	3,357	42,081
Ardent Leisure Group	20,240	28,545
Aristocrat Leisure Ltd.	35,318	364,936
Asaleo Care Ltd.	32,244	50,731
Asciano Ltd.	58,789	389,270
ASX Ltd.	11,588	396,802
Aurizon Holdings Ltd.	130,426	472,454
AusNet Services	81,811	100,386
Australia & New Zealand Banking Group Ltd.	173,154	3,157,117
Automotive Holdings Group Ltd.	11,763	33,176
Aveo Group	16,815	39,972
Bank of Queensland Ltd.	23,547	187,577
Beach Energy Ltd.	53,100	24,556
Bendigo & Adelaide Bank Ltd.	22,925	166,278
BHP Billiton Ltd.	179,693	2,559,348
BHP Billiton plc	140,703	1,769,845
BlueScope Steel Ltd.	39,036	187,182
Boral Ltd.	43,486	203,775
Brambles Ltd.	96,058	891,336
Breville Group Ltd.	5,221	29,349
BWP Trust (REIT)	26,350	71,755
Caltex Australia Ltd.	15,786	377,150
carsales.com Ltd.	14,419	133,182
Challenger Ltd.	36,965	239,965
Charter Hall Group (REIT)	16,050	60,849
Charter Hall Retail REIT (REIT)	14,347	51,118
CIMIC Group Ltd.	6,002	160,744
Cleanaway Waste Management Ltd.	114,822	69,090
Coca-Cola Amatil Ltd.	24,597	151,796
Cochlear Ltd.	3,590	325,618
Commonwealth Bank of Australia	102,116	5,730,531
Computershare Ltd.	32,745	225,550
Corporate Travel Management Ltd.	3,875	41,000
Cover-More Group Ltd. (x)	19,859	18,107
Cromwell Property Group (REIT) (x)	85,018	64,506
Crown Resorts Ltd.	24,532	232,107
CSL Ltd.	29,126	2,448,972
CSR Ltd.	34,360	94,154
Dexus Property Group (REIT)	60,929	411,472
Domino’s Pizza Enterprises Ltd.	3,712	189,762
Downer EDI Ltd.	28,209	80,967
DUET Group	93,996	175,922
DuluxGroup Ltd.	21,933	103,685
Estia Health Ltd.	7,359	25,561
Evolution Mining Ltd.	79,262	138,175
Fairfax Media Ltd.	153,337	107,419
FlexiGroup Ltd. (x)	8,527	$11,130
Flight Centre Travel Group Ltd.	3,640	86,351
Fortescue Metals Group Ltd. (x)	112,186	301,949
G8 Education Ltd.	27,893	79,547
Genworth Mortgage Insurance Australia Ltd.	15,262	31,546
Goodman Group (REIT)	97,952	522,145
GPT Group (REIT)	110,946	448,806
GrainCorp Ltd., Class A	7,979	51,650
Greencross Ltd.	7,100	35,999
GUD Holdings Ltd.	4,390	30,032
GWA Group Ltd.	18,054	28,340
Harvey Norman Holdings Ltd.	38,105	132,110
Healthscope Ltd.	61,077	130,791
Iluka Resources Ltd.	27,793	135,965
Incitec Pivot Ltd.	90,163	202,174
Independence Group NL	34,037	84,131
Insurance Australia Group Ltd.	151,065	620,448
Investa Office Fund (REIT)	33,254	106,391
InvoCare Ltd.	6,750	66,486
IOOF Holdings Ltd. (x)	16,411	96,620
IRESS Ltd.	6,640	54,341
Japara Healthcare Ltd.	16,654	31,960
JB Hi-Fi Ltd. (x)	4,960	89,681
LendLease Group	33,990	322,343
Macquarie Atlas Roads Group	41,781	162,207
Macquarie Group Ltd.	21,258	1,105,566
Magellan Financial Group Ltd.	9,442	158,287
Mayne Pharma Group Ltd.*†	24,568	35,208
Mayne Pharma Group Ltd. (Australian Securities Exchange)*	42,379	60,733
McMillan Shakespeare Ltd.	2,381	24,474
Medibank Pvt Ltd.	176,333	388,958
Mesoblast Ltd. (x)*	7,231	5,822
Metcash Ltd.*	73,371	104,749
Mineral Resources Ltd.	9,297	58,462
Mirvac Group (REIT)	219,969	332,784
Monadelphous Group Ltd.	8,615	48,335
Myer Holdings Ltd. (x)	73,647	61,943
National Australia Bank Ltd.	157,479	3,025,227
Navitas Ltd.	20,680	85,353
Newcrest Mining Ltd.*	44,730	769,164
Nine Entertainment Co. Holdings Ltd.	43,128	34,026
Northern Star Resources Ltd.	38,712	142,947
Nufarm Ltd.	11,910	66,074
Oil Search Ltd.	70,907	356,570
Orica Ltd.	23,497	217,688
Origin Energy Ltd.	103,127	450,440
Orora Ltd.	83,338	172,574
OZ Minerals Ltd.	18,845	80,138
OzForex Group Ltd.	21,095	36,976
Pact Group Holdings Ltd.	11,437	51,963
Perpetual Ltd.	2,833	87,667
Platinum Asset Management Ltd.	15,920	68,989
Premier Investments Ltd.	5,965	63,772
Primary Health Care Ltd.	27,634	81,883
Qantas Airways Ltd.*	132,581	279,540
QBE Insurance Group Ltd.	84,866	666,063
Qube Holdings Ltd. (x)	31,841	52,713
Ramsay Health Care Ltd.	9,150	492,033

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
REA Group Ltd.	5,765	$256,681
Regis Healthcare Ltd.	8,255	29,110
Regis Resources Ltd.	24,410	62,375
Retail Food Group Ltd.	7,021	29,164
SAI Global Ltd.	10,500	28,760
Sandfire Resources NL	5,890	23,264
Santos Ltd.	99,188	350,001
Scentre Group (REIT)	328,685	1,208,904
SEEK Ltd.	22,102	252,194
Select Harvests Ltd.	4,555	23,152
Seven Group Holdings Ltd.	6,490	29,382
Seven West Media Ltd.	103,318	82,470
Shopping Centres Australasia Property Group (REIT)	37,627	64,263
Sigma Pharmaceuticals Ltd.	76,540	64,877
Sirtex Medical Ltd.	3,230	61,841
Sonic Healthcare Ltd.	24,785	400,649
South32 Ltd.*	310,229	362,538
Southern Cross Media Group Ltd.	37,539	35,187
Spark Infrastructure Group	92,555	169,062
Spotless Group Holdings Ltd.	43,610	36,808
Star Entertainment Grp Ltd.	52,781	213,450
Steadfast Group Ltd.	38,427	56,958
Stockland (REIT)	135,401	476,880
Suncorp Group Ltd.	75,088	687,832
Super Retail Group Ltd.	5,904	38,865
Sydney Airport	153,315	796,617
Syrah Resources Ltd.*	12,091	54,423
Tabcorp Holdings Ltd.	50,814	173,736
Tatts Group Ltd.	85,659	245,091
Technology One Ltd.	11,605	45,083
Telstra Corp., Ltd.	717,419	2,985,647
TPG Telecom Ltd.	27,222	242,194
Transurban Group	143,162	1,284,012
Treasury Wine Estates Ltd.	50,744	351,024
Vicinity Centres (REIT)	199,282	495,854
Village Roadshow Ltd.	5,218	20,462
Virgin Australia International Holdings Pty Ltd. (b)*†	96,120	—
Virtus Health Ltd.	4,442	22,888
Vocus Communications Ltd.†	26,403	166,867
Wesfarmers Ltd.	63,640	1,916,711
Western Areas Ltd.	22,353	36,501
Westfield Corp. (REIT)	112,277	894,550
Westpac Banking Corp.	198,617	4,410,684
Whitehaven Coal Ltd.*	29,544	24,141
Woodside Petroleum Ltd.	40,296	816,811
Woolworths Ltd.	69,860	1,096,808
WorleyParsons Ltd. (x)	12,984	71,565

		60,736,366

Austria (0.3%)
Erste Group Bank AG	136,781	3,127,958

Belgium (1.9%)
Anheuser-Busch InBev S.A./N.V.	135,254	17,779,090

Brazil (0.1%)
Ambev S.A.	66,100	391,995
Ambev S.A. (ADR)	66,109	390,704

		782,699

Canada (0.2%)
Barrick Gold Corp.	87,914	$1,876,964

Chile (0.0%)
Antofagasta plc	28,783	178,808

China (0.7%)
Alibaba Group Holding Ltd. (ADR) (x)*	87,127	6,929,210

Colombia (0.7%)
Bancolombia S.A. (ADR)	91,166	3,183,516
Cementos Argos S.A.	614,515	2,503,609
Grupo Aval Acciones y Valores S.A. (ADR)	68,676	552,842

		6,239,967

Denmark (1.1%)
Novo Nordisk A/S, Class B	196,873	10,587,251

Finland (0.4%)
Nokia Oyj	619,270	3,523,624

France (14.1%)
Air Liquide S.A.	36,589	3,834,576
Airbus Group SE	62,972	3,656,684
AXA S.A.‡	223,885	4,497,762
BNP Paribas S.A.	121,439	5,459,653
Carrefour S.A.	57,899	1,432,416
Cie de Saint-Gobain	53,561	2,050,386
Cie Generale des Etablissements Michelin	55,201	5,229,437
Danone S.A.	65,704	4,632,964
Engie S.A.	171,382	2,765,845
Essilor International S.A.	85,912	11,434,283
Hermes International	1,172	441,690
J.C. Decaux S.A.	60,574	2,055,459
L’Oreal S.A.	58,013	11,097,078
LVMH Moet Hennessy Louis Vuitton SE	42,248	6,397,070
Orange S.A.	220,775	3,606,143
Pernod-Ricard S.A. (x)	57,252	6,377,142
Safran S.A.	37,975	2,580,887
Sanofi	126,989	10,674,435
Schneider Electric SE	136,747	8,092,847
Societe Generale S.A.	87,917	2,778,423
Total S.A.	261,256	12,598,205
Unibail-Rodamco SE (REIT)	40,754	10,677,278
Vinci S.A.	56,973	4,057,716
Vivendi S.A.	266,823	5,055,538

		131,483,917

Germany (10.4%)
Allianz SE (Registered)	79,308	11,299,175
BASF SE	98,777	7,535,413
Bayer AG (Registered)	123,748	12,450,558
Bayerische Motoren Werke (BMW) AG	34,963	2,562,403
Daimler AG (Registered)	142,312	8,486,880
Deutsche Bank AG (Registered)*	143,508	1,952,693
Deutsche Post AG (Registered)	102,489	2,861,349
Deutsche Telekom AG (Registered)	344,765	5,866,015
E.ON SE	214,456	2,145,556

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Fresenius Medical Care AG & Co. KGaA	33,469	$2,895,929
Fresenius SE & Co. KGaA	109,310	8,054,539
Linde AG	36,800	5,121,949
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	15,620	2,610,544
SAP SE	162,167	12,121,597
Siemens AG (Registered)	84,491	8,655,094
TUI AG	28,009	317,989
Volkswagen AG (Preference) (q)	17,769	2,135,539

		97,073,222

Ireland (0.4%)
CRH plc	53,343	1,570,705
Experian plc	65,771	1,249,291
James Hardie Industries plc (CDI)	27,487	421,035

		3,241,031

Italy (1.5%)
Assicurazioni Generali S.p.A.	154,036	1,813,710
Enel S.p.A.	675,971	3,006,379
Eni S.p.A.	277,410	4,478,693
Intesa Sanpaolo S.p.A.	1,535,189	2,944,688
UniCredit S.p.A.	619,768	1,383,482

		13,626,952

Japan (18.4%)
77 Bank Ltd.	14,000	48,729
A&A Material Corp.*	2,000	1,599
A&D Co., Ltd.	1,200	4,344
ABC-Mart, Inc.	1,400	93,174
Accordia Golf Co., Ltd.	4,000	41,728
Accretive Co., Ltd.	1,000	3,408
Achilles Corp.	10,000	12,169
Acom Co., Ltd.*	24,100	115,827
Adastria Co., Ltd.	2,060	81,125
ADEKA Corp.	5,100	61,554
Aderans Co., Ltd.	1,300	6,376
Advan Co., Ltd.	1,400	15,426
Advanex, Inc.	200	2,329
Advantest Corp.	5,600	62,176
Aeon Co., Ltd.	37,199	576,302
Aeon Delight Co., Ltd.	1,400	37,925
Aeon Fantasy Co., Ltd.	400	11,072
AEON Financial Service Co., Ltd.	4,900	105,298
Aeon Hokkaido Corp.	900	4,440
Aeon Mall Co., Ltd.	5,960	77,681
AGORA Hospitality Group Co., Ltd.*	5,000	1,702
Ai Holdings Corp.	2,100	48,793
Aica Kogyo Co., Ltd.	3,700	84,156
Aichi Bank Ltd.	400	16,876
Aichi Corp.	2,100	14,887
Aichi Steel Corp.	6,000	26,469
Aichi Tokei Denki Co., Ltd.	1,000	2,913
Aida Engineering Ltd.	3,300	26,976
Aiful Corp.*	20,300	59,591
Aigan Co., Ltd.*	900	1,759
Ain Holdings, Inc.	1,000	77,391
Aiphone Co., Ltd.	800	13,231
Air Water, Inc.	6,000	$87,848
Airport Facilities Co., Ltd.	1,200	5,837
Airtech Japan Ltd.	300	1,810
Aisan Industry Co., Ltd.	1,500	9,630
Aisin Seiki Co., Ltd.	7,748	314,500
Ajinomoto Co., Inc.	14,000	328,644
Akebono Brake Industry Co., Ltd.	5,700	11,104
Akita Bank Ltd.	8,000	22,856
Alconix Corp.	400	5,748
Alfresa Holdings Corp.	8,000	166,603
Alpen Co., Ltd. (x)	700	11,418
Alpha Corp.	300	2,705
Alpha Systems, Inc.	360	5,753
Alpine Electronics, Inc.	2,400	23,352
Alps Electric Co., Ltd.	7,200	135,623
Altech Co., Ltd.	500	635
Altech Corp.	500	9,996
Amada Holdings Co., Ltd.	13,000	131,448
Amano Corp.	3,400	58,784
Amuse, Inc.	600	11,166
ANA Holdings, Inc.	99,000	280,893
Anest Iwata Corp.	2,000	17,168
Anritsu Corp.	5,000	28,733
AOI Pro, Inc.	500	4,518
AOKI Holdings, Inc.	2,200	22,655
Aomori Bank Ltd.	9,000	24,940
Aoyama Trading Co., Ltd.	1,600	58,574
Aozora Bank Ltd. (x)	60,000	207,307
Arakawa Chemical Industries Ltd.	1,000	9,181
Araya Industrial Co., Ltd.	2,000	2,494
Arcland Sakamoto Co., Ltd.	1,400	15,527
Arcs Co., Ltd.	1,500	35,561
Argo Graphics, Inc.	400	6,188
Ariake Japan Co., Ltd.	1,100	65,040
Arisawa Manufacturing Co., Ltd.	2,000	10,156
Arrk Corp.*	4,200	2,946
As One Corp.	800	32,058
Asahi Co., Ltd.	500	7,160
Asahi Diamond Industrial Co., Ltd.	4,000	30,822
Asahi Glass Co., Ltd. (x)	48,000	259,415
Asahi Group Holdings Ltd.	13,300	429,040
Asahi Kasei Corp.	56,000	388,055
Asahi Kogyosha Co., Ltd.	1,000	4,782
Asahi Net, Inc.	1,000	4,364
Asahi Organic Chemicals Industry Co., Ltd.	4,000	7,485
Asanuma Corp.	4,000	8,233
Asatsu-DK, Inc. (x)	2,000	47,106
Ashimori Industry Co., Ltd.	3,000	4,629
Asics Corp.	9,200	154,431
ASKA Pharmaceutical Co., Ltd.	1,000	16,703
ASKUL Corp.	900	33,043
Astellas Pharma, Inc.	85,500	1,338,014
Asunaro Aoki Construction Co., Ltd.	500	3,336
Atsugi Co., Ltd.	11,000	11,440
Autobacs Seven Co., Ltd. (x)	4,500	63,548
Avex Group Holdings, Inc.	2,300	25,936
Awa Bank Ltd.	10,000	52,087
Axell Corp.	400	2,620

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Axial Retailing, Inc.	700	$24,162
Azbil Corp.	2,300	67,489
Azuma Shipping Co., Ltd.	600	1,504
Bandai Namco Holdings, Inc.	8,600	220,980
Bando Chemical Industries Ltd.	4,000	19,257
Bank of Iwate Ltd.	800	30,142
Bank of Kyoto Ltd.	16,000	97,683
Bank of Nagoya Ltd.	11,000	34,190
Bank of Okinawa Ltd.	1,080	31,588
Bank of Saga Ltd.	7,000	15,148
Bank of the Ryukyus Ltd.	2,500	24,852
Belc Co., Ltd.	600	24,882
Belluna Co., Ltd.	3,000	16,712
Benesse Holdings, Inc. (x)	2,400	56,077
Best Denki Co., Ltd.	3,500	3,575
Bic Camera, Inc.	3,000	27,511
BML, Inc.	700	31,947
Bookoff Corp.	700	5,637
BP Castrol KK	500	5,745
Bridgestone Corp. (x)	30,100	961,157
Brother Industries Ltd.	9,700	103,500
Bunka Shutter Co., Ltd.	3,000	24,010
CAC Holdings Corp.	700	5,354
Calbee, Inc. (x)	4,200	174,351
Calsonic Kansei Corp.	6,000	45,473
Can Do Co., Ltd.	1,000	15,916
Canare Electric Co., Ltd.	100	1,766
Canon Electronics, Inc.	1,100	15,143
Canon Marketing Japan, Inc.	4,000	72,888
Canon, Inc. (x)	37,200	1,061,488
Capcom Co., Ltd.	2,600	59,759
Carlit Holdings Co., Ltd.	1,000	4,373
Casio Computer Co., Ltd. (x)	8,700	124,322
Cawachi Ltd.	800	19,023
Central Glass Co., Ltd.	12,000	51,430
Central Japan Railway Co.	6,900	1,221,276
Central Security Patrols Co., Ltd.	500	10,302
Central Sports Co., Ltd.	400	9,242
Century Tokyo Leasing Corp. (x)	2,800	89,885
Chiba Bank Ltd.	31,000	146,218
Chiba Kogyo Bank Ltd.	2,300	8,297
Chilled & Frozen Logistics Holdings Co., Ltd.	400	4,169
Chino Corp.	400	3,812
Chiyoda Co., Ltd.	1,600	35,185
Chiyoda Corp.	9,000	59,060
Chiyoda Integre Co., Ltd.	400	7,404
Chofu Seisakusho Co., Ltd.	1,200	29,036
Chori Co., Ltd.	800	10,332
Chubu Electric Power Co., Inc.	25,400	361,668
Chubu Shiryo Co., Ltd.	1,200	8,476
Chudenko Corp.	2,000	40,148
Chuetsu Pulp & Paper Co., Ltd.	4,000	7,952
Chugai Pharmaceutical Co., Ltd.	9,500	337,532
Chugai Ro Co., Ltd.	4,000	8,408
Chugoku Bank Ltd.	8,000	81,357
Chugoku Electric Power Co., Inc.	11,600	146,838
Chugoku Marine Paints Ltd.	3,000	18,378
Chugokukogyo Co., Ltd.	100	629
Chukyo Bank Ltd.	5,000	11,704
Chuo Spring Co., Ltd.	1,000	2,557
Ci:z Holdings Co., Ltd.*	2,000	43,542
Citizen Holdings Co., Ltd.	15,500	$75,140
CKD Corp.	3,400	25,240
Clarion Co., Ltd.	6,000	14,637
Cleanup Corp.	1,200	8,796
CMIC Holdings Co., Ltd.	400	6,160
CMK Corp.	2,400	9,655
Coca-Cola Central Japan Co., Ltd.	2,764	52,766
Coca-Cola West Co., Ltd.	4,200	118,444
cocokara fine, Inc.	1,100	56,553
COLOPL, Inc.	1,700	33,626
Colowide Co., Ltd.	4,000	71,972
Computer Engineering & Consulting Ltd.	800	10,698
Computer Institute of Japan Ltd.	1,200	5,277
COMSYS Holdings Corp. (x)	3,400	54,837
Concordia Financial Group Ltd.*	51,246	200,526
Conexio Corp.	1,000	12,461
Core Corp.	400	3,818
Corona Corp.	500	4,930
Cosel Co., Ltd.	1,800	18,380
Cosmo Energy Holdings Co., Ltd.	1,500	18,294
Cosmos Pharmaceutical Corp.	700	140,397
Create Medic Co., Ltd.	300	2,363
Create SD Holdings Co., Ltd.	1,500	42,291
Credit Saison Co., Ltd.	7,300	122,170
Cresco Ltd.	300	6,781
CTI Engineering Co., Ltd.	700	5,616
CyberAgent, Inc.	2,300	138,072
Cybernet Systems Co., Ltd.	1,000	7,102
Cybozu, Inc.	2,000	7,400
Dai Nippon Printing Co., Ltd.	25,000	277,662
Dai Nippon Toryo Co., Ltd.	7,000	12,929
Daibiru Corp.	3,600	30,802
Daicel Corp.	13,000	134,455
Dai-Dan Co., Ltd.	1,000	7,365
Daido Kogyo Co., Ltd.	2,000	3,680
Daido Metal Co., Ltd.	1,000	9,550
Daido Steel Co., Ltd. (x)	12,000	40,913
Daidoh Ltd.	1,600	6,828
Daifuku Co., Ltd.	5,000	88,761
Daihatsu Motor Co., Ltd.	9,000	116,892
Daihen Corp.	6,000	26,097
Daiho Corp.	4,000	17,778
Daiichi Jitsugyo Co., Ltd.	2,000	8,612
Dai-ichi Life Insurance Co., Ltd.	48,400	536,622
Daiichi Sankyo Co., Ltd.	29,200	704,582
Daiken Corp.	5,000	15,819
Daiken Medical Co., Ltd.	400	3,037
Daiki Aluminium Industry Co., Ltd.	2,000	5,614
Daikin Industries Ltd.	10,800	899,812
Daikoku Denki Co., Ltd.	500	7,023
Daikyo, Inc.	10,000	14,428
Dainichi Co., Ltd.	600	3,516
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	4,000	15,976
Daio Paper Corp.	5,000	54,224
Daiohs Corp.	200	1,858
Daisan Bank Ltd.	7,000	10,353
Daiseki Co., Ltd.	1,900	36,617
Daishi Bank Ltd.	16,000	50,859

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Daisue Construction Co., Ltd.	400	$3,677
Daisyo Corp.	600	8,836
Daito Bank Ltd.	7,000	11,713
Daito Electron Co., Ltd.	500	2,802
Daito Trust Construction Co., Ltd.	3,600	583,546
Daito Woolen Spinning & Weaving Co., Ltd.*	1,000	603
Daiwa House Industry Co., Ltd.	27,500	802,445
Daiwa Industries Ltd.	1,000	8,547
Daiwa Securities Group, Inc.	78,000	409,984
Daiwabo Holdings Co., Ltd.	14,100	29,812
Daiyu Eight Co., Ltd.	100	627
Danto Holdings Corp. (x)*	1,000	1,834
DC Co., Ltd.	1,300	4,174
DCM Holdings Co., Ltd. (x)	5,800	49,407
DeNA Co., Ltd.	4,000	92,806
Denki Kagaku Kogyo KK	22,000	88,456
Denki Kogyo Co., Ltd.	3,000	12,993
Denso Corp.	21,100	741,264
Dentsu, Inc. (x)	88,700	4,144,252
Denyo Co., Ltd.	1,100	11,403
Descente Ltd.	3,000	32,257
DIC Corp. (x)	2,700	56,204
Dijet Industrial Co., Ltd.	1,000	1,217
Disco Corp.	1,300	116,770
DKS Co., Ltd.	2,000	6,153
DMG Mori Co., Ltd.	6,800	64,991
Don Quijote Holdings Co., Ltd.	6,800	251,227
Doshisha Co., Ltd.	1,000	19,141
Doutor Nichires Holdings Co., Ltd.	2,100	36,445
Dowa Holdings Co., Ltd.	9,000	46,054
DTS Corp.	1,100	20,427
Dunlop Sports Co., Ltd.	1,000	8,976
Duskin Co., Ltd.	3,600	60,487
Dydo Drinco, Inc.	500	26,693
Dynic Corp.	2,000	2,943
Eagle Industry Co., Ltd.	1,000	11,580
Earth Chemical Co., Ltd.	900	43,198
East Japan Railway Co.	13,600	1,253,147
Ebara Corp.	17,000	93,404
Ebara Jitsugyo Co., Ltd.	300	3,510
Echo Trading Co., Ltd.	300	1,697
Econach Holdings Co., Ltd.*	3,000	1,141
Eco’s Co., Ltd.	400	4,802
EDION Corp. (x)	4,400	36,121
Ehime Bank Ltd.	7,000	15,467
Eighteenth Bank Ltd.	7,000	17,062
Eiken Chemical Co., Ltd.	1,000	21,772
Eisai Co., Ltd.	10,000	555,611
Eizo Corp.	1,000	26,608
Electric Power Development Co., Ltd.	7,000	162,700
Elematec Corp.	900	18,047
Enplas Corp.	600	15,805
Enshu Ltd.*	2,000	1,091
EPS Holdings, Inc.	2,000	25,045
ESPEC Corp.	1,200	14,820
euglena Co., Ltd. (x)*	3,600	50,016
Excel Co., Ltd.	600	7,689
Exedy Corp. (x)	1,500	32,016
Ezaki Glico Co., Ltd.	2,500	$145,355
Faith, Inc.	400	4,206
Falco Holdings Co., Ltd.	600	7,831
FamilyMart Co., Ltd. (x)	3,200	194,380
Fancl Corp.	2,500	34,488
FANUC Corp.	34,900	5,649,137
Fast Retailing Co., Ltd.	1,500	402,147
FCC Co., Ltd.	1,800	29,148
Feed One Holdings Co., Ltd.	7,520	8,339
Felissimo Corp.	300	2,961
FIDEA Holdings Co., Ltd.	7,000	9,176
Financial Products Group Co., Ltd.	4,600	47,139
First Baking Co., Ltd.*	1,000	1,074
Foster Electric Co., Ltd.	1,100	17,278
FP Corp.	1,200	57,930
France Bed Holdings Co., Ltd.	1,600	14,594
F-Tech, Inc.	400	3,535
Fudo Tetra Corp.	9,800	14,691
Fuji Co., Ltd.	1,300	31,301
Fuji Corp., Ltd.	1,200	7,594
Fuji Electric Co., Ltd.	21,000	88,175
Fuji Heavy Industries Ltd.	25,200	862,651
Fuji Kiko Co., Ltd.	1,000	3,209
Fuji Kosan Co., Ltd.	400	1,527
Fuji Kyuko Co., Ltd.	3,000	41,858
Fuji Media Holdings, Inc.	7,700	86,286
Fuji Oil Co., Ltd.	3,300	10,906
Fuji Oil Holdings, Inc.	3,300	61,056
Fuji Seal International, Inc.	1,200	42,169
Fuji Soft, Inc.	1,600	37,682
Fujibo Holdings, Inc.	5,000	11,989
Fujicco Co., Ltd.	1,000	28,789
Fujifilm Holdings Corp.	17,770	686,697
Fujikura Kasei Co., Ltd.	1,600	8,568
Fujikura Ltd.	18,000	82,560
Fujikura Rubber Ltd.	800	3,051
Fujimi, Inc.	1,100	16,122
Fujimori Kogyo Co., Ltd.	900	16,962
Fujita Kanko, Inc.	3,000	11,038
Fujitec Co., Ltd.	3,000	25,765
Fujitsu General Ltd.	2,000	44,223
Fujitsu Ltd.	83,000	304,151
Fujiya Co., Ltd.*	7,000	13,191
FuKoKu Co., Ltd.	500	3,496
Fukuda Corp.	1,000	10,134
Fukui Bank Ltd.	10,000	22,058
Fukui Computer Holdings, Inc.	400	8,162
Fukuoka Financial Group, Inc.	37,000	121,690
Fukushima Bank Ltd.	15,000	12,706
Fukushima Industries Corp.	600	17,565
Fukuyama Transporting Co., Ltd.	8,000	42,055
FULLCASTHoldings Co., Ltd.	1,000	8,251
Funai Electric Co., Ltd.	1,100	9,641
Funai Soken Holdings, Inc.	1,560	21,055
Furukawa Co., Ltd.	21,000	29,384
Furukawa Electric Co., Ltd.	31,000	71,474
Furusato Industries Ltd.	700	8,436
Fuso Pharmaceutical Industries Ltd.	4,000	10,660
Futaba Corp.	2,100	39,806
Futaba Industrial Co., Ltd.	3,500	16,429

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Future Architect, Inc.	1,000	$7,282
Fuyo General Lease Co., Ltd.	1,100	44,435
G-7 Holdings, Inc.	300	3,476
Gakken Holdings Co., Ltd.	5,000	12,184
Gakujo Co., Ltd.	400	5,495
Gecoss Corp.	800	7,756
Genki Sushi Co., Ltd.	300	6,137
Geo Holdings Corp.	2,000	26,786
GLOBERIDE, Inc.	500	8,172
Glory Ltd.	3,400	91,804
GMO Internet, Inc.	3,400	35,220
Godo Steel Ltd.	7,000	10,326
Goldcrest Co., Ltd.	1,100	17,301
Goldwin, Inc.	400	18,146
Gree, Inc.	5,100	28,746
GS Yuasa Corp.	14,000	53,325
GSI Creos Corp.	3,000	2,715
Gulliver International Co., Ltd.	3,300	26,827
Gun-Ei Chemical Industry Co., Ltd.	3,000	8,135
Gunma Bank Ltd.	22,000	79,760
Gunze Ltd.	8,000	22,336
Gurunavi, Inc.	2,000	57,547
H2O Retailing Corp.	4,760	64,010
Hachijuni Bank Ltd.	10,000	43,436
Hakudo Co., Ltd.	400	4,120
Hakuhodo DY Holdings, Inc.	10,600	126,424
Hakuto Co., Ltd.	700	5,833
Hakuyosha Co., Ltd.	100	2,416
Hamakyorex Co., Ltd.	600	11,053
Hamamatsu Photonics KK	6,000	167,054
Hankyu Hanshin Holdings, Inc.	55,000	409,360
Hanwa Co., Ltd.	11,000	57,039
Happinet Corp.	600	4,999
Hard Off Corp. Co., Ltd.	500	6,040
Harima Chemicals, Inc.	1,100	5,405
Haruyama Trading Co., Ltd.	500	3,538
Haseko Corp.	10,500	104,793
Hayashikane Sangyo Co., Ltd.*	4,000	3,356
Hazama Ando Corp.	7,520	41,486
Heiwa Corp.	4,220	85,135
Heiwa Real Estate Co., Ltd.	1,800	22,746
Heiwado Co., Ltd.	2,400	46,483
Helios Techno Holding Co., Ltd.	1,100	3,596
Hibiya Engineering Ltd.	1,800	26,561
Hiday Hidaka Corp.	1,036	25,079
Hikari Tsushin, Inc.	900	75,219
Hino Motors Ltd.	12,000	118,748
Hioki EE Corp.	500	9,444
Hirakawa Hewtech Corp.	400	3,282
Hirose Electric Co., Ltd.	1,575	192,539
Hiroshima Bank Ltd.	20,000	66,589
HIS Co., Ltd. (x)	2,600	83,722
Hisaka Works Ltd.	1,000	8,219
Hisamitsu Pharmaceutical Co., Inc.	2,600	149,121
Hitachi Capital Corp. (x)	1,200	23,729
Hitachi Chemical Co., Ltd.	4,600	85,271
Hitachi Construction Machinery Co., Ltd.	4,200	60,809
Hitachi High-Technologies Corp.	1,800	49,029
Hitachi Koki Co., Ltd.	3,300	19,668
Hitachi Kokusai Electric, Inc. (x)	2,000	$33,216
Hitachi Ltd.	212,640	883,923
Hitachi Metals Ltd.	9,400	95,106
Hitachi Transport System Ltd.	2,100	34,350
Hitachi Zosen Corp.	5,100	24,502
Hochiki Corp.	1,000	10,967
Hodogaya Chemical Co., Ltd.	2,000	5,324
Hogy Medical Co., Ltd.	600	41,655
Hokkaido Electric Power Co., Inc.*	7,100	57,187
Hokkaido Gas Co., Ltd.	2,000	5,353
Hokkan Holdings Ltd.	3,000	8,737
Hokko Chemical Industry Co., Ltd.	1,000	2,750
Hokkoku Bank Ltd.	14,000	37,713
Hokuetsu Bank Ltd.	13,000	22,000
Hokuetsu Kishu Paper Co., Ltd.	8,000	54,915
Hokuhoku Financial Group, Inc.	29,000	32,969
Hokuriku Electric Industry Co., Ltd.	4,000	4,222
Hokuriku Electric Power Co.	7,800	96,314
Hokushin Co., Ltd.	800	856
Hokuto Corp.	1,400	25,684
Honda Motor Co., Ltd. (x)	73,200	1,848,217
Honeys Co., Ltd.	1,080	11,784
Hoosiers Holdings Co., Ltd.	2,000	10,601
Horiba Ltd.	2,100	91,821
Hoshizaki Electric Co., Ltd.	1,500	146,305
Hosiden Corp.	3,000	18,566
Hosokawa Micron Corp.	2,000	10,260
House Foods Group, Inc.	3,600	83,085
House of Rose Co., Ltd.	100	1,355
Howa Machinery Ltd.	600	3,020
Hoya Corp.	86,200	3,069,075
Hulic Co., Ltd. (x)	14,800	155,170
Hurxley Corp.	300	2,767
Hyakugo Bank Ltd.	11,000	37,867
Hyakujushi Bank Ltd.	14,000	40,663
Ibiden Co., Ltd.	4,300	48,322
IBJ Leasing Co., Ltd.	1,700	29,254
Ichibanya Co., Ltd.	800	27,708
Ichiken Co., Ltd.	1,000	2,555
Ichikoh Industries Ltd.	2,000	5,121
Ichinen Holdings Co., Ltd.	1,300	11,627
Ichiyoshi Securities Co., Ltd.	2,700	19,261
Icom, Inc.	600	11,725
Idec Corp.	1,400	12,314
Idemitsu Kosan Co., Ltd. (x)	3,200	69,000
Ihara Chemical Industry Co., Ltd.	2,000	20,688
IHI Corp.	66,000	176,777
Iida Group Holdings Co., Ltd.	5,976	121,720
Iino Kaiun Kaisha Ltd.	5,900	21,723
Ikegami Tsushinki Co., Ltd.	3,000	3,370
Imasen Electric Industrial Co., Ltd.	800	6,587
Impress Holdings, Inc.	1,000	1,287
Inaba Denki Sangyo Co., Ltd.	1,400	47,739
Inaba Seisakusho Co., Ltd.	600	7,798
Inabata & Co., Ltd.	3,200	28,908
Inageya Co., Ltd.	1,000	13,179
INES Corp.	1,600	15,702
I-Net Corp.	500	5,112

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Information Services International-Dentsu Ltd.	700	$10,871
Inpex Corp.	44,600	347,948
Intage Holdings, Inc.	600	9,048
Internet Initiative Japan, Inc.	700	14,237
Inui Global Logistics Co., Ltd.	490	4,397
I’rom Group Co., Ltd.*	300	2,864
Iseki & Co., Ltd.	13,000	28,291
Isetan Mitsukoshi Holdings Ltd.	16,800	149,010
Ishihara Sangyo Kaisha Ltd.*	21,000	12,276
Ishii Iron Works Co., Ltd.	1,000	1,386
Ishikawa Seisakusho Ltd.*	2,000	1,304
Ishizuka Glass Co., Ltd.	1,000	1,482
Isuzu Motors Ltd.	24,400	298,645
Itfor, Inc.	1,300	6,237
Ito En Ltd.	3,000	115,512
ITOCHU Corp.	56,900	691,361
Itochu Enex, Co., Ltd.	2,700	23,798
Itochu Techno-Solutions Corp.	2,400	51,581
Itochu-Shokuhin Co., Ltd.	300	12,008
Itoham Yonekyu Holdings, Inc.*	10,670	109,616
Itoki Corp.	2,600	14,328
IwaiCosmo Holdings, Inc.	1,100	9,086
Iwaki & Co., Ltd.	1,000	1,755
Iwasaki Electric Co., Ltd.	4,000	5,243
Iwatani Corp.	13,000	73,478
Iwatsu Electric Co., Ltd.	5,000	3,011
Iyo Bank Ltd.	4,100	25,009
Izumi Co., Ltd.	1,700	65,783
Izutsuya Co., Ltd.*	6,000	2,513
J. Front Retailing Co., Ltd.	9,500	98,110
Jaccs Co., Ltd.	8,000	34,774
Jafco Co., Ltd.	1,600	39,497
Jalux, Inc.	300	4,987
Janome Sewing Machine Co., Ltd.*	1,200	6,617
Japan Airlines Co., Ltd.	13,500	433,303
Japan Airport Terminal Co., Ltd. (x)	1,600	57,626
Japan Asia Investment Co., Ltd.*	800	2,457
Japan Aviation Electronics Industry Ltd.	2,000	27,162
Japan Cash Machine Co., Ltd.	1,100	8,708
Japan Digital Laboratory Co., Ltd.	1,000	13,514
Japan Display, Inc.*	17,300	27,953
Japan Drilling Co., Ltd.	300	6,414
Japan Electronic Materials Corp.	500	1,959
Japan Exchange Group, Inc.	25,400	290,569
Japan Foods Co., Ltd.	100	1,130
Japan Foundation Engineering Co., Ltd.	1,700	5,668
Japan Medical Dynamic Marketing, Inc.	1,000	6,736
Japan Oil Transportation Co., Ltd.	1,000	2,128
Japan Petroleum Exploration Co., Ltd.	100	2,005
Japan Pulp & Paper Co., Ltd.	6,000	19,205
Japan Radio Co., Ltd.	3,000	7,541
Japan Securities Finance Co., Ltd.	5,546	20,932
Japan Steel Works Ltd.	16,000	72,595
Japan Tobacco, Inc. (x)	167,364	$6,704,702
Japan Transcity Corp.	2,000	6,631
Japan Wool Textile Co., Ltd.	4,000	27,594
Jastec Co., Ltd.	700	6,534
JBCC Holdings, Inc.	1,000	6,420
JCU Corp.	200	6,132
Jeans Mate Corp.*	300	488
Jeol Ltd.	4,000	15,265
JFE Holdings, Inc.	22,444	290,431
JGC Corp.	9,000	127,890
JK Holdings Co., Ltd.	1,100	4,835
JMS Co., Ltd.	1,000	2,750
Joban Kosan Co., Ltd.	3,000	4,310
J-Oil Mills, Inc.	5,000	16,519
Joshin Denki Co., Ltd.	2,000	16,756
Joyo Bank Ltd.	28,000	104,373
JSP Corp.	800	15,859
JSR Corp.	8,100	106,583
JTEKT Corp.	10,500	118,383
Juki Corp.	1,400	12,465
Juroku Bank Ltd.	15,000	39,640
JVC Kenwood Corp.	5,800	11,853
JX Holdings, Inc.	99,900	388,196
K&O Energy Group, Inc.	500	6,338
K.R.S. Corp.	300	7,730
kabu.com Securities Co., Ltd.	9,800	31,522
Kadokawa Dwango*	1,484	19,437
Kaga Electronics Co., Ltd.	1,200	13,542
Kagome Co., Ltd.	2,200	57,902
Kajima Corp.	45,000	310,797
Kakaku.com, Inc. (x)	8,000	157,704
Kaken Pharmaceutical Co., Ltd.	1,800	117,371
Kamei Corp.	1,000	7,966
Kamigumi Co., Ltd.	11,000	101,074
Kanaden Corp.	1,000	8,428
Kanagawa Chuo Kotsu Co., Ltd.	1,000	5,633
Kanamoto Co., Ltd.	1,000	19,409
Kandenko Co., Ltd.	6,000	48,788
Kaneka Corp.	13,000	86,112
Kanematsu Corp.	27,000	42,451
Kanematsu Electronics Ltd.	700	12,293
Kanematsu-NNK Corp.	1,000	1,321
Kansai Electric Power Co., Inc.*	35,500	344,212
Kansai Paint Co., Ltd.	10,200	205,470
Kansai Urban Banking Corp.	1,700	14,800
Kanto Denka Kogyo Co., Ltd.	2,000	19,551
Kao Corp. (x)	20,700	1,194,575
Kappa Create Co., Ltd.	1,800	22,400
Kasai Kogyo Co., Ltd.	1,000	9,020
Katakura & Co-op Agri Corp.	275	527
Katakura Industries Co., Ltd.	1,400	15,497
Kato Sangyo Co., Ltd.	1,700	39,817
Kato Works Co., Ltd.	2,000	7,667
Kawada Technologies, Inc.	200	6,575
Kawai Musical Instruments Manufacturing Co., Ltd.	400	7,623
Kawasaki Heavy Industries Ltd.	67,000	187,478
Kawasaki Kisen Kaisha Ltd. (x)	39,000	91,580
KDDI Corp.	80,500	2,450,526
Keihan Holdings Co., Ltd.	16,000	110,537
Keihanshin Building Co., Ltd.	1,400	6,933
Keihin Co., Ltd.	2,000	2,514

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Keihin Corp.	2,500	$38,408
Keikyu Corp.	21,000	210,345
Keio Corp.	23,000	216,136
Keisei Electric Railway Co., Ltd.	12,000	153,908
Keiyo Bank Ltd.	5,000	18,713
Keiyo Co., Ltd.	2,200	11,158
Kenedix, Inc. (x)	16,500	61,597
Kewpie Corp.	5,100	161,572
Key Coffee, Inc.	1,200	22,087
Keyence Corp.	1,690	1,139,825
Kikkoman Corp.	7,000	256,157
Kimoto Co., Ltd.	2,200	3,216
Kimura Chemical Plants Co., Ltd.	1,100	3,162
Kimura Unity Co., Ltd.	200	1,945
Kinden Corp.	5,000	53,821
King Jim Co., Ltd.	1,000	7,943
Kinki Sharyo Co., Ltd.	1,000	2,429
Kintetsu Department Store Co., Ltd.*	11,000	36,388
Kintetsu Group Holdings Co., Ltd.	78,000	332,870
Kintetsu World Express, Inc.	2,200	26,538
Kinugawa Rubber Industrial Co., Ltd.	3,000	22,574
Kirin Holdings Co., Ltd. (x)	27,700	465,582
Kirindo Holdings Co., Ltd.	500	4,446
Kisoji Co., Ltd.	1,400	30,670
Kissei Pharmaceutical Co., Ltd.	2,600	52,000
Kitagawa Iron Works Co., Ltd.	5,000	8,153
Kita-Nippon Bank Ltd.	300	7,314
Kitano Construction Corp.	3,000	7,402
Kitazawa Sangyo Co., Ltd.	1,000	1,453
Kitz Corp.	5,100	24,214
KNT-CT Holdings Co., Ltd.*	4,000	5,547
Koa Corp.	1,500	10,594
Koatsu Gas Kogyo Co., Ltd.	1,000	5,900
Kobayashi Pharmaceutical Co., Ltd.	2,600	115,003
Kobayashi Yoko Co., Ltd.	300	779
Kobe Steel Ltd.	129,000	105,029
Koei Tecmo Holdings Co., Ltd.	2,880	52,730
Kohnan Shoji Co., Ltd.	1,100	20,305
Kohsoku Corp.	700	5,720
Koito Manufacturing Co., Ltd.	5,300	242,561
Kojima Co., Ltd.	1,500	3,476
Kokuyo Co., Ltd.	6,400	90,661
Komaihal, Inc.	2,000	3,833
Komatsu Ltd.	33,690	585,260
Komatsu Seiren Co., Ltd.	2,000	11,823
Komatsu Wall Industry Co., Ltd.	400	5,857
Komeri Co., Ltd.	1,600	41,569
Komori Corp.	3,400	37,763
Konaka Co., Ltd.	1,400	6,612
Konami Corp.	4,600	174,178
Konica Minolta, Inc.	21,000	152,290
Konishi Co., Ltd.	2,000	25,674
Kosaido Co., Ltd.	900	2,646
Kose Corp.	1,200	100,703
Kosei Securities Co., Ltd.	2,000	2,113
Kourakuen Corp.	700	10,422
Krosaki Harima Corp.	2,000	4,628
K’s Holdings Corp. (x)	3,400	63,205
Kubota Corp. (x)	35,000	$468,768
Kumagai Gumi Co., Ltd.	10,000	28,148
Kumiai Chemical Industry Co., Ltd.	2,000	12,148
Kura Corp.	600	35,114
Kurabo Industries Ltd.	12,000	21,232
Kuraray Co., Ltd. (x)	11,900	141,524
Kuraudia Co., Ltd.	200	980
Kureha Corp.	8,000	27,967
Kurimoto Ltd.	6,000	9,106
Kurita Water Industries Ltd.	5,000	111,246
Kuroda Electric Co., Ltd.	1,600	27,322
KYB Corp.	7,000	22,526
Kyocera Corp.	11,300	535,761
Kyodo Printing Co., Ltd.	3,000	9,191
Kyoei Sangyo Co., Ltd.	1,000	1,235
Kyoei Steel Ltd.	1,300	19,773
Kyoei Tanker Co., Ltd.	1,000	1,513
Kyokuto Boeki Kaisha Ltd.	1,000	1,775
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,300	21,507
Kyokuto Securities Co., Ltd.	1,600	16,843
Kyokuyo Co., Ltd.	5,000	12,628
Kyorin Holdings, Inc.	3,000	58,552
Kyoritsu Maintenance Co., Ltd.	600	39,846
Kyoritsu Printing Co., Ltd.	1,000	2,853
Kyosan Electric Manufacturing Co., Ltd.	2,000	6,482
Kyoto Kimono Yuzen Co., Ltd.	700	5,518
Kyowa Electronic Instruments Co., Ltd.	1,000	3,159
Kyowa Exeo Corp.	4,900	60,844
Kyowa Hakko Kirin Co., Ltd.	10,000	169,839
Kyowa Leather Cloth Co., Ltd.	700	5,474
Kyudenko Corp.	2,000	58,937
Kyushu Electric Power Co., Inc.*	19,200	191,346
Kyushu Financial Group, Inc.	16,770	83,157
Land Business Co., Ltd.	1,000	2,420
Land Co., Ltd.*	1,300	253
Lawson, Inc.	3,100	245,763
LEC, Inc.	300	5,227
Leopalace21 Corp.	7,300	50,994
Life Corp.	700	18,804
Lintec Corp.	900	17,591
Lion Corp.	12,000	196,648
Lixil Group Corp.	13,640	224,246
Look, Inc.	2,000	2,534
M3, Inc.	8,300	287,455
Mabuchi Motor Co., Ltd.	2,400	100,760
Macnica Fuji Electronics Holdings, Inc.	1,850	19,048
Maeda Corp.	8,000	62,272
Maeda Road Construction Co., Ltd.	4,000	67,871
Maezawa Industries, Inc.	900	2,196
Maezawa Kasei Industries Co., Ltd.	900	8,816
Maezawa Kyuso Industries Co., Ltd.	400	5,115
Makino Milling Machine Co., Ltd.	6,000	30,419
Makita Corp.	5,300	349,476
Mandom Corp.	1,300	59,523

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Marche Corp.	300	$2,374
Mars Engineering Corp.	600	12,343
Marubeni Construction Material Lease Co., Ltd.	1,000	1,676
Marubeni Corp.	81,400	365,407
Marubun Corp.	900	5,101
Marudai Food Co., Ltd.	6,000	28,513
Maruei Department Store Co., Ltd.*	2,000	1,579
Maruha Nichiro Corp.	2,700	73,156
Marui Group Co., Ltd.	10,400	139,556
Maruichi Steel Tube Ltd.	2,800	97,649
Maruka Machinery Co., Ltd.	400	4,374
Marusan Securities Co., Ltd.	3,900	33,350
Maruwa Co., Ltd.	300	8,768
Maruwn Corp.	600	1,343
Maruyama Manufacturing Co., Inc.	2,000	3,178
Maruzen CHI Holdings Co., Ltd.*	600	2,222
Maruzen Showa Unyu Co., Ltd.	4,000	14,635
Matsuda Sangyo Co., Ltd.	800	9,854
Matsui Construction Co., Ltd.	1,000	10,503
Matsui Securities Co., Ltd.	6,800	55,935
Matsumotokiyoshi Holdings Co., Ltd.	2,500	121,415
Matsuya Co., Ltd.	2,200	15,091
Matsuya Foods Co., Ltd.	500	13,163
Max Co., Ltd.	2,000	22,691
Mazda Motor Corp.	28,000	375,023
MEC Co., Ltd.	800	7,154
Medical System Network Co., Ltd.	400	1,906
Medipal Holdings Corp.	7,600	124,708
Megachips Corp.	1,100	12,102
Megmilk Snow Brand Co., Ltd.	2,700	93,800
Meidensha Corp.	12,000	38,772
Meiji Holdings Co., Ltd.	6,200	629,486
Meiji Shipping Co., Ltd.	1,100	3,311
Meiko Network Japan Co., Ltd.	900	10,918
Meitec Corp.	1,000	33,794
Meito Sangyo Co., Ltd.	600	7,552
Meiwa Corp.	900	2,656
Meiwa Estate Co., Ltd.	700	3,796
Melco Holdings, Inc.	600	12,245
Michinoku Bank Ltd.	6,000	10,451
Mie Bank Ltd.	5,000	8,625
Milbon Co., Ltd.	720	32,307
Mimasu Semiconductor Industry Co., Ltd.	1,000	9,348
Minato Bank Ltd.	12,000	17,785
Minebea Co., Ltd.	15,000	100,958
Ministop Co., Ltd.	900	14,555
Miraca Holdings, Inc.	2,600	112,043
Mirait Holdings Corp.	3,600	35,317
Misawa Homes Co., Ltd.	1,600	10,778
MISUMI Group, Inc.	7,800	139,689
Mitachi Co., Ltd.	200	1,097
Mito Securities Co., Ltd.	3,000	6,760
Mitsuba Corp.	2,000	21,415
Mitsubishi Chemical Holdings Corp.	55,000	250,849
Mitsubishi Corp.	55,310	967,082
Mitsubishi Electric Corp.	91,000	$1,079,003
Mitsubishi Estate Co., Ltd.	57,000	1,042,192
Mitsubishi Gas Chemical Co., Inc.	13,000	67,432
Mitsubishi Heavy Industries Ltd.	149,000	594,785
Mitsubishi Kakoki Kaisha Ltd.	3,000	5,257
Mitsubishi Logistics Corp.	6,000	83,641
Mitsubishi Materials Corp.	58,000	138,151
Mitsubishi Motors Corp.	34,100	154,929
Mitsubishi Nichiyu Forklift Co., Ltd.	1,000	5,603
Mitsubishi Paper Mills Ltd.*	18,000	12,427
Mitsubishi Pencil Co., Ltd.	1,000	46,718
Mitsubishi Research Institute, Inc.	400	12,180
Mitsubishi Shokuhin Co., Ltd.	1,100	28,782
Mitsubishi Steel Manufacturing Co., Ltd.	7,000	10,525
Mitsubishi Tanabe Pharma Corp.	10,100	181,159
Mitsubishi UFJ Financial Group, Inc.	656,000	2,924,009
Mitsubishi UFJ Lease & Finance Co., Ltd.	19,700	75,258
Mitsuboshi Belting Ltd.	3,000	23,300
Mitsui & Co., Ltd.	57,700	683,205
Mitsui Chemicals, Inc.	46,090	168,094
Mitsui Engineering & Shipbuilding Co., Ltd.	34,000	46,667
Mitsui Fudosan Co., Ltd.	41,000	935,946
Mitsui High-Tec, Inc.	1,400	8,530
Mitsui Home Co., Ltd.	1,000	4,218
Mitsui Matsushima Co., Ltd.	8,000	7,940
Mitsui Mining & Smelting Co., Ltd.	31,000	51,325
Mitsui O.S.K. Lines Ltd.	41,000	86,917
Mitsui Sugar Co., Ltd.	5,000	23,619
Mitsui-Soko Holdings Co., Ltd.	5,000	13,333
Mitsumi Electric Co., Ltd.	4,300	17,295
Mitsumura Printing Co., Ltd.	1,000	1,777
Mitsuuroko Group Holdings Co., Ltd.	1,900	9,132
Miura Co., Ltd.	6,000	133,494
Miyaji Engineering Group, Inc.	4,000	5,164
Miyakoshi Holdings, Inc.*	300	1,512
Miyazaki Bank Ltd.	8,000	19,856
Miyoshi Oil & Fat Co., Ltd.	4,000	4,600
Mizuho Financial Group, Inc.	1,132,480	1,621,348
Mizuno Corp.	6,000	28,044
Mochida Pharmaceutical Co., Ltd.	1,000	80,438
Modec, Inc.	1,000	15,309
Monex Group, Inc.	7,000	15,734
MonotaRO Co., Ltd.	3,600	117,703
Morinaga & Co., Ltd.	13,000	81,208
Morinaga Milk Industry Co., Ltd.	11,000	76,245
Morita Holdings Corp.	2,000	26,258
Morozoff Ltd.	2,000	8,313
Mory Industries, Inc.	2,000	5,762
MOS Food Services, Inc.	1,600	45,421
Mr. Max Corp.	1,200	3,170
MS&AD Insurance Group Holdings, Inc.	22,100	569,172
Murata Manufacturing Co., Ltd.	8,765	983,243
Musashi Seimitsu Industry Co., Ltd.	1,200	23,433

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Musashino Bank Ltd.	1,900	$42,954
Mutoh Holdings Co., Ltd.	1,000	2,143
Nabtesco Corp.	5,100	121,780
NAC Co., Ltd.	400	3,273
Nachi-Fujikoshi Corp.	12,000	36,412
Nagaileben Co., Ltd.	1,200	28,841
Nagano Bank Ltd.	4,000	7,441
Nagano Keiki Co., Ltd.	800	4,441
Nagase & Co., Ltd.	6,300	69,324
Nagatanien Holdings Co., Ltd.	1,000	11,889
Nagoya Railroad Co., Ltd.	20,000	112,201
Naigai Co., Ltd.*	3,000	1,198
Nakabayashi Co., Ltd.	2,000	4,642
Nakamuraya Co., Ltd.	3,000	13,312
Nakano Corp.	1,000	4,061
Nakayama Steel Works Ltd.*	6,000	2,921
Nakayamafuku Co., Ltd.	700	5,284
Nakayo, Inc.	1,000	2,935
Namura Shipbuilding Co., Ltd.	1,024	5,611
Nankai Electric Railway Co., Ltd.	16,000	89,925
Nanto Bank Ltd.	11,000	35,008
Natori Co., Ltd.	600	8,959
NC Holdings Co., Ltd.*	300	2,532
NEC Capital Solutions Ltd.	300	4,102
NEC Corp.	113,000	262,160
NEC Networks & System Integration Corp.	1,100	19,366
NET One Systems Co., Ltd.	900	5,171
Neturen Co., Ltd.	1,700	11,947
Nexon Co., Ltd.	8,800	129,276
Nexyz Corp.	500	7,054
NGK Insulators Ltd.	13,000	261,014
NGK Spark Plug Co., Ltd.	9,000	135,418
NH Foods Ltd.	8,000	194,366
NHK Spring Co., Ltd.	9,700	78,275
Nice Holdings, Inc.	5,000	6,736
Nichia Steel Works Ltd.	1,000	2,104
Nichias Corp.	6,000	45,685
Nichiban Co., Ltd.	1,000	7,479
Nichicon Corp.	3,900	25,219
Nichiden Corp.	500	15,272
Nichiha Corp.	1,200	18,885
NichiiGakkan Co., Ltd. (x)	2,200	14,845
Nichi-iko Pharmaceutical Co., Ltd.	2,100	42,565
Nichimo Co., Ltd.	1,000	1,536
Nichirei Corp.	7,000	63,973
Nichireki Co., Ltd.	1,000	6,204
Nidec Corp.	10,627	802,127
Nifco, Inc.	2,400	124,938
Nihon Chouzai Co., Ltd.	300	14,851
Nihon Dempa Kogyo Co., Ltd.	900	7,474
Nihon Eslead Corp.	500	4,858
Nihon Kohden Corp.	4,400	123,288
Nihon M&A Center, Inc. (x)	1,300	83,847
Nihon Nohyaku Co., Ltd.	2,000	8,953
Nihon Parkerizing Co., Ltd.	6,000	62,830
Nihon Tokushu Toryo Co., Ltd.	1,000	10,255
Nihon Trim Co., Ltd.	200	13,780
Nihon Unisys Ltd.	3,300	40,600
Nihon Yamamura Glass Co., Ltd.	5,000	7,397
Nikkato Corp.	400	1,418
Nikkiso Co., Ltd.	4,000	$25,731
Nikko Co., Ltd.	1,000	2,896
Nikkon Holdings Co., Ltd.	3,000	53,645
Nikon Corp.	16,100	217,563
Nintendo Co., Ltd.	5,300	756,231
Nippo Corp.	3,000	50,806
Nippon Air Conditioning Services Co., Ltd.	1,200	6,007
Nippon Beet Sugar Manufacturing Co., Ltd.	7,000	12,463
Nippon Carbide Industries Co., Inc.	3,000	4,063
Nippon Carbon Co., Ltd.	6,000	11,301
Nippon Ceramic Co., Ltd.	800	14,980
Nippon Chemical Industrial Co., Ltd.	4,000	7,666
Nippon Chemi-Con Corp.	7,000	8,491
Nippon Chemiphar Co., Ltd.	1,000	4,474
Nippon Chutetsukan KK	1,000	1,254
Nippon Coke & Engineering Co., Ltd.	10,000	6,044
Nippon Concrete Industries Co., Ltd.	1,000	2,762
Nippon Denko Co., Ltd.	5,000	7,618
Nippon Densetsu Kogyo Co., Ltd.	2,000	33,554
Nippon Denwa Shisetsu Co., Ltd.	2,000	4,907
Nippon Electric Glass Co., Ltd.	20,000	83,427
Nippon Express Co., Ltd.	34,000	154,976
Nippon Felt Co., Ltd.	700	3,184
Nippon Filcon Co., Ltd.	900	3,604
Nippon Fine Chemical Co., Ltd.	1,000	7,039
Nippon Flour Mills Co., Ltd.	8,000	62,275
Nippon Gas Co., Ltd.	1,100	23,769
Nippon Hume Corp.	1,000	5,233
Nippon Kanzai Co., Ltd.	800	12,632
Nippon Kasei Chemical Co., Ltd.	2,000	2,043
Nippon Kayaku Co., Ltd.	5,000	49,306
Nippon Kinzoku Co., Ltd.*	3,000	2,634
Nippon Koei Co., Ltd.	4,000	12,114
Nippon Koshuha Steel Co., Ltd.	5,000	3,215
Nippon Light Metal Holdings Co., Ltd.	29,000	63,994
Nippon Paint Holdings Co., Ltd.	6,900	169,478
Nippon Paper Industries Co., Ltd.	4,600	80,162
Nippon Parking Development Co., Ltd.*	13,000	15,602
Nippon Pillar Packing Co., Ltd.	1,000	8,950
Nippon Piston Ring Co., Ltd.	400	5,362
Nippon Road Co., Ltd.	4,000	15,310
Nippon Seisen Co., Ltd.	1,000	3,938
Nippon Sharyo Ltd.	4,000	10,471
Nippon Sheet Glass Co., Ltd.*	38,000	23,769
Nippon Shinyaku Co., Ltd.	3,000	157,149
Nippon Shokubai Co., Ltd.	1,000	57,059
Nippon Signal Co., Ltd.	2,800	21,781
Nippon Soda Co., Ltd.	7,000	28,045
Nippon Steel & Sumikin Bussan Corp.	7,400	23,789
Nippon Steel & Sumitomo Metal Corp.	36,654	700,415
Nippon Suisan Kaisha Ltd.	16,000	81,736

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Nippon Synthetic Chemical Industry Co., Ltd.	3,000	$15,182
Nippon Systemware Co., Ltd.	400	4,075
Nippon Telegraph & Telephone Corp.	63,420	2,977,157
Nippon Television Holdings, Inc.	6,700	109,751
Nippon Thompson Co., Ltd.	4,000	12,111
Nippon Valqua Industries Ltd.	5,000	12,712
Nippon Yakin Kogyo Co., Ltd.*	6,500	7,514
Nippon Yusen KK	66,000	115,716
Nipro Corp.	4,800	59,328
Nishimatsu Construction Co., Ltd.	11,000	51,018
Nishimatsuya Chain Co., Ltd.	2,600	36,717
Nishi-Nippon City Bank Ltd.	20,000	35,059
Nissan Chemical Industries Ltd.	5,300	153,942
Nissan Motor Co., Ltd.	110,720	997,697
Nissan Shatai Co., Ltd.	4,000	39,920
Nissan Tokyo Sales Holdings Co., Ltd.	1,000	2,095
Nissei Build Kogyo Co., Ltd.	4,000	20,564
Nissei Plastic Industrial Co., Ltd.	1,000	6,051
Nissen Holdings Co., Ltd.*	2,400	2,057
Nissha Printing Co., Ltd. (x)	2,200	40,473
Nisshin Fudosan Co., Ltd.	1,400	4,866
Nisshin Oillio Group Ltd.	6,000	27,536
Nisshin Seifun Group, Inc.	12,705	203,085
Nisshin Steel Co., Ltd.	5,004	63,545
Nisshinbo Holdings, Inc.	8,000	72,205
Nissin Corp.	4,000	11,912
Nissin Electric Co., Ltd.	2,000	29,534
Nissin Foods Holdings Co., Ltd.	4,300	234,116
Nissin Kogyo Co., Ltd.	2,100	26,818
Nissui Pharmaceutical Co., Ltd.	500	5,477
Nitori Holdings Co., Ltd.	3,700	443,933
Nitta Corp.	1,100	24,802
Nittetsu Mining Co., Ltd.	3,000	9,644
Nitto Boseki Co., Ltd.	10,000	33,614
Nitto Denko Corp.	7,020	442,674
Nitto Fuji Flour Milling Co., Ltd.	1,000	3,268
Nitto Kogyo Corp.	1,800	22,224
Nitto Kohki Co., Ltd.	700	14,816
Nitto Seiko Co., Ltd.	1,000	2,671
Nitto Seimo Co., Ltd.	1,000	1,458
Nittoc Construction Co., Ltd.	750	2,869
NOF Corp.	11,000	90,835
Nohmi Bosai Ltd.	1,000	13,281
NOK Corp.	5,000	84,506
Nomura Co., Ltd.	2,000	30,047
Nomura Holdings, Inc.	143,400	513,866
Nomura Real Estate Holdings, Inc.	6,400	111,355
Nomura Research Institute Ltd.	4,730	172,269
Noritake Co., Ltd.	6,000	13,619
Noritsu Koki Co., Ltd.	1,100	7,649
Noritz Corp.	2,300	40,888
North Pacific Bank Ltd.	2,400	6,503
NS Solutions Corp.	2,000	30,773
NS United Kaiun Kaisha Ltd.	4,000	5,050
NSD Co., Ltd.	2,530	40,107
NSK Ltd.	18,000	133,134
NTN Corp.	23,000	61,521
NTT Data Corp.	5,900	278,029
NTT DoCoMo, Inc.	57,800	$1,555,277
NTT Urban Development Corp.	6,200	66,006
Obara Group, Inc.	800	29,718
Obayashi Corp.	27,000	285,858
Obayashi Road Corp.	1,000	6,197
Obic Business Consultants Co., Ltd.	600	26,726
Obic Co., Ltd.	2,900	158,541
Odakyu Electric Railway Co., Ltd.	28,000	326,787
Oenon Holdings, Inc.	3,000	5,797
Ogaki Kyoritsu Bank Ltd.	16,000	44,167
Ohara, Inc.	400	1,917
Ohashi Technica, Inc.	600	7,112
Oie Sangyo Co., Ltd.	300	2,610
Oiles Corp.	1,560	24,479
Oita Bank Ltd.	7,000	20,085
Oizumi Corp.	400	1,471
Oji Holdings Corp.	34,000	130,391
Okabe Co., Ltd.	2,700	19,159
Okamoto Industries, Inc.	4,000	43,183
Okamura Corp.	4,000	39,648
Okasan Securities Group, Inc.	6,000	26,663
Okaya Electric Industries Co., Ltd.	600	2,097
Oki Electric Cable Co., Ltd.	1,000	1,662
Oki Electric Industry Co., Ltd.	36,000	47,882
Okinawa Electric Power Co., Inc.	1,575	32,938
OKK Corp.	4,000	3,790
Okuma Corp.	5,000	32,665
Okumura Corp.	13,000	71,550
Okura Industrial Co., Ltd.	3,000	8,149
Okuwa Co., Ltd.	1,000	10,382
Olympic Group Corp.	800	3,773
Olympus Corp.	13,100	487,371
Omron Corp. (x)	10,200	330,499
Ono Pharmaceutical Co., Ltd.	17,500	755,687
ONO Sokki Co., Ltd.	500	3,856
Onoken Co., Ltd.	1,000	11,214
Onward Holdings Co., Ltd.	8,000	49,566
Optex Co., Ltd.	800	20,438
Oracle Corp. Japan	1,900	101,124
Organo Corp.	2,000	7,501
Orient Corp.*	16,500	29,875
Oriental Land Co., Ltd.	8,500	548,177
Origin Electric Co., Ltd.	1,000	2,515
Orix Corp.	62,200	794,260
Osaka Gas Co., Ltd.	79,000	302,511
Osaka Soda Co., Ltd.	5,000	20,006
Osaka Steel Co., Ltd.	800	13,892
Osaka Titanium Technologies Co., Ltd.	1,100	13,354
Osaki Electric Co., Ltd.	1,000	7,678
OSG Corp.	2,200	36,422
OSJB Holdings Corp.	450	819
Otsuka Corp.	2,700	125,452
Otsuka Holdings Co., Ltd. (x)	18,300	843,286
Oyo Corp.	1,200	13,179
P.S. Mitsubishi Construction Co., Ltd.	800	2,862
Pacific Industrial Co., Ltd. (x)	2,000	18,211
Pacific Metals Co., Ltd.	9,000	24,338

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Pack Corp.	900	$23,038
Pal Co., Ltd.	700	16,426
Paltac Corp.	1,050	21,249
PanaHome Corp.	4,000	31,399
Panasonic Corp.	91,385	790,713
Panasonic Industrial Devices SUNX Co., Ltd.	1,000	6,051
Paramount Bed Holdings Co., Ltd.	900	45,579
Parco Co., Ltd.	500	3,993
Paris Miki Holdings, Inc.	1,500	6,248
Park24 Co., Ltd.	4,000	136,996
Pasco Corp.	1,000	2,996
Pasona Group, Inc.	1,000	6,860
Pegasus Sewing Machine Manufacturing Co., Ltd.	1,200	5,076
Penta-Ocean Construction Co., Ltd.	10,300	54,150
Pia Corp.	300	6,183
Pigeon Corp.	4,800	141,558
Pilot Corp.	2,000	86,092
Piolax, Inc. (x)	500	23,254
Pioneer Corp.*	17,600	30,591
Plenus Co., Ltd.	1,500	24,265
Pocket Card Co., Ltd.	1,100	5,534
Pola Orbis Holdings, Inc.	1,100	102,439
Poplar Co., Ltd.*	300	1,432
Press Kogyo Co., Ltd.	5,000	16,547
Prima Meat Packers Ltd.	7,000	21,091
Pronexus, Inc.	1,300	12,688
Raito Kogyo Co., Ltd.	2,900	30,084
Rakuten, Inc.	40,600	437,895
Rasa Corp.	500	2,285
Rasa Industries Ltd.*	4,000	3,750
Recruit Holdings Co., Ltd.	14,300	520,049
Relia, Inc.	1,600	16,670
Renaissance, Inc.	500	5,605
Renesas Electronics Corp.*	3,200	18,188
Rengo Co., Ltd.	10,000	64,641
Renown, Inc.*	2,500	2,510
Resona Holdings, Inc.	63,800	232,406
Resort Solution Co., Ltd.	1,000	2,846
Resorttrust, Inc.	3,800	81,718
Rheon Automatic Machinery Co., Ltd.	1,000	5,295
Rhythm Watch Co., Ltd.	6,000	9,903
Ricoh Co., Ltd. (x)	26,000	224,675
Ricoh Leasing Co., Ltd.	800	20,319
Right On Co., Ltd.	900	11,694
Riken Corp.	4,000	12,255
Riken Keiki Co., Ltd.	1,000	10,324
Riken Technos Corp.	2,000	8,293
Ringer Hut Co., Ltd.	900	20,694
Rinnai Corp.	1,700	149,592
Riso Kagaku Corp.	1,800	23,649
Riso Kyoiku Co., Ltd.	1,300	5,076
Rock Field Co., Ltd.	1,200	17,735
Rohm Co., Ltd.	4,300	168,602
Rohto Pharmaceutical Co., Ltd.	5,000	75,795
Roland DG Corp.	500	8,879
Round One Corp.	3,300	26,409
Royal Holdings Co., Ltd.	1,800	31,953
Ryobi Ltd.	7,000	$28,930
Ryoden Corp.	1,000	6,116
Ryohin Keikaku Co., Ltd.	1,000	242,619
Ryosan Co., Ltd.	1,900	45,259
Ryoyo Electro Corp.	1,600	20,961
S Foods, Inc.	500	13,359
S.T. Corp.	600	6,495
Sagami Chain Co., Ltd.	1,000	11,745
Saibu Gas Co., Ltd.	13,000	31,506
Saizeriya Co., Ltd.	1,600	28,492
Sakai Chemical Industry Co., Ltd.	4,000	10,768
Sakai Heavy Industries Ltd.	2,000	3,247
Sakai Moving Service Co., Ltd.	400	10,893
Sakai Ovex Co., Ltd.	3,000	4,182
Sakata INX Corp. (x)	2,000	22,872
Sakata Seed Corp.	2,000	43,233
Sakurada Co., Ltd. (b)*†	6,000	—
Sala Corp.	1,000	5,694
San Holdings, Inc.	200	2,653
San-A Co., Ltd.	800	39,282
San-Ai Oil Co., Ltd.	2,000	11,335
Sanden Holdings Corp.	7,000	18,849
Sangetsu Co., Ltd.	4,200	78,443
San-In Godo Bank Ltd.	7,000	45,500
Sanix, Inc.*	1,800	2,737
Sanken Electric Co., Ltd.	7,000	21,575
Sanki Engineering Co., Ltd.	3,000	23,741
Sanko Metal Industrial Co., Ltd.	1,000	2,789
Sankyo Co., Ltd.	2,200	82,020
Sankyo Seiko Co., Ltd.	2,000	6,505
Sankyo Tateyama, Inc.	1,700	23,777
Sankyu, Inc.	15,000	80,169
Sanoh Industrial Co., Ltd.	1,400	7,452
Sanrio Co., Ltd.	2,000	35,537
Sanritsu Corp.	300	1,444
Sanshin Electronics Co., Ltd.	1,500	12,125
Santen Pharmaceutical Co., Ltd.	17,800	277,591
Sanwa Holdings Corp.	12,000	108,453
Sanyo Chemical Industries Ltd.	3,000	23,301
Sanyo Housing Nagoya Co., Ltd.	1,000	9,091
Sanyo Industries Ltd.	1,000	1,588
Sanyo Shokai Ltd.	6,000	11,236
Sanyo Special Steel Co., Ltd.	6,000	26,625
Sapporo Holdings Ltd. (x)	3,800	109,627
Sata Construction Co., Ltd.	800	2,768
Sato Holdings Corp.	1,200	22,355
Sato Shoji Corp.	1,000	5,831
Satori Electric Co., Ltd.	900	5,837
Sawai Pharmaceutical Co., Ltd.	1,800	138,694
Saxa Holdings, Inc.	3,000	5,556
SBI Holdings, Inc.	11,260	111,334
Screen Holdings Co., Ltd.	11,000	119,312
Scroll Corp.	1,700	6,234
SCSK Corp.	2,232	82,922
Secom Co., Ltd.	9,900	730,736
Sega Sammy Holdings, Inc.	8,900	95,551
Seibu Electric Industry Co., Ltd.	1,000	3,805
Seibu Holdings, Inc.	7,600	128,320
Seika Corp.	4,000	9,448
Seikagaku Corp.	2,400	37,127
Seikitokyu Kogyo Co., Ltd.	600	2,819
Seiko Epson Corp.	13,600	217,332

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Seiko Holdings Corp.	6,000	$17,937
Seino Holdings Co., Ltd.	9,000	82,231
Seiren Co., Ltd.	3,200	30,122
Sekisui Chemical Co., Ltd.	21,000	257,410
Sekisui House Ltd.	31,200	542,928
Sekisui Jushi Corp.	1,000	14,210
Sekisui Plastics Co., Ltd.	2,000	6,223
Senko Co., Ltd.	4,000	24,020
Senshu Ikeda Holdings, Inc. (x)	6,880	25,622
Senshukai Co., Ltd.	2,200	14,489
Seven & i Holdings Co., Ltd.	31,000	1,294,228
Seven Bank Ltd.	26,000	80,277
Sharp Corp. (x)*	67,000	71,779
Shibaura Mechatronics Corp.	2,000	3,748
Shibusawa Warehouse Co., Ltd.	3,000	8,001
Shibuya Corp.	700	11,721
Shiga Bank Ltd.	11,000	46,957
Shikibo Ltd.	7,000	7,081
Shikoku Bank Ltd.	8,000	15,617
Shikoku Chemicals Corp.	1,000	7,788
Shikoku Electric Power Co., Inc.	7,600	89,491
Shima Seiki Manufacturing Ltd.	1,600	30,814
Shimachu Co., Ltd.	2,300	49,936
Shimadzu Corp.	12,000	178,597
Shimamura Co., Ltd.	800	118,092
Shimano, Inc.	2,900	439,509
Shimizu Bank Ltd.	400	8,701
Shimizu Corp.	28,000	260,658
Shimojima Co., Ltd.	800	7,971
Shin Nippon Air Technologies Co., Ltd.	900	8,667
Shin Nippon Biomedical Laboratories Ltd.*	700	3,742
Shinagawa Refractories Co., Ltd.	3,000	5,579
Shindengen Electric Manufacturing Co., Ltd.	4,000	12,626
Shin-Etsu Chemical Co., Ltd.	11,300	659,150
Shin-Etsu Polymer Co., Ltd.	2,500	14,549
Shingakukai Co., Ltd.	600	2,995
Shinkawa Ltd.	900	4,011
Shin-Keisei Electric Railway Co., Ltd.	1,000	3,728
Shinko Electric Industries Co., Ltd.	3,100	15,078
Shinko Plantech Co., Ltd.	2,600	19,367
Shinko Shoji Co., Ltd.	1,100	10,470
Shinmaywa Industries Ltd.	5,000	30,880
Shinnihon Corp.	1,600	10,436
Shinsei Bank Ltd.	79,000	114,018
Shinsho Corp.	3,000	4,851
Shinwa Co., Ltd.	600	7,898
Shinyei Kaisha	1,000	1,124
Shionogi & Co., Ltd.	11,200	609,113
Ship Healthcare Holdings, Inc.	1,500	46,301
Shiseido Co., Ltd.	17,400	448,637
Shizuoka Bank Ltd.	23,000	161,615
Shizuoka Gas Co., Ltd.	3,000	21,009
Sho-Bond Holdings Co., Ltd.	900	40,747
Shobunsha Publications, Inc.	700	3,693
Shochiku Co., Ltd.	4,000	41,472
Shoko Co., Ltd.*	4,000	2,766
Showa Corp.	2,600	14,548
Showa Denko KK (x)	800	$7,509
Showa Sangyo Co., Ltd.	5,000	21,129
Showa Shell Sekiyu KK (x)	9,300	86,413
Shuei Yobiko Co., Ltd.	200	702
Siix Corp.	700	23,994
Sinanen Holdings Co., Ltd.	2,000	7,670
Sinfonia Technology Co., Ltd.	7,000	11,340
Sintokogio Ltd.	2,600	19,388
SK Japan Co., Ltd.	200	548
SKY Perfect JSAT Holdings, Inc.	9,000	41,393
Skylark Co., Ltd. (x)	3,900	49,143
SMC Corp.	15,700	3,829,721
SMK Corp.	3,000	10,255
SNT Corp.	1,200	6,392
Soda Nikka Co., Ltd.	1,000	4,415
SoftBank Group Corp.	47,106	2,665,020
Softbank Technology Corp.	200	3,817
Softbrain Co., Ltd. (x)*	2,000	6,802
Sogo Medical Co., Ltd.	400	14,815
Sohgo Security Services Co., Ltd.	2,900	142,530
Sojitz Corp.	63,300	149,214
Sompo Japan Nipponkoa Holdings, Inc.	20,150	533,763
Sony Corp.	58,500	1,712,067
Sony Financial Holdings, Inc.	7,300	81,939
Soshin Electric Co., Ltd.	600	1,490
Sotetsu Holdings, Inc. (x)	15,000	83,875
SPK Corp.	200	3,801
Square Enix Holdings Co., Ltd.	4,000	128,879
SRA Holdings, Inc.	600	11,497
St. Marc Holdings Co., Ltd.	800	24,143
Stanley Electric Co., Ltd.	6,700	142,283
Star Micronics Co., Ltd.	2,300	24,228
Start Today Co., Ltd.	4,300	228,487
Starzen Co., Ltd.	400	14,668
Stella Chemifa Corp.	500	17,071
Studio Alice Co., Ltd.	500	11,704
Sugi Holdings Co., Ltd.	1,500	83,109
Sugimoto & Co., Ltd.	600	6,563
Sumco Corp.	8,000	50,880
Sumida Corp.	700	4,622
Suminoe Textile Co., Ltd.	3,000	5,608
Sumiseki Holdings, Inc.	3,800	3,036
Sumitomo Bakelite Co., Ltd.	12,000	55,525
Sumitomo Chemical Co., Ltd.	64,000	262,456
Sumitomo Corp.	50,580	506,210
Sumitomo Dainippon Pharma Co., Ltd.	7,000	120,840
Sumitomo Densetsu Co., Ltd.	900	9,757
Sumitomo Electric Industries Ltd.	36,900	485,701
Sumitomo Forestry Co., Ltd.	4,800	64,751
Sumitomo Heavy Industries Ltd.	29,000	126,568
Sumitomo Metal Mining Co., Ltd.	23,000	232,150
Sumitomo Mitsui Construction Co., Ltd.	36,000	30,265
Sumitomo Mitsui Financial Group, Inc.	62,550	1,793,325
Sumitomo Mitsui Trust Holdings, Inc.	186,410	603,278
Sumitomo Osaka Cement Co., Ltd.	20,000	85,530

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Sumitomo Precision Products Co., Ltd.	2,000	$5,998
Sumitomo Real Estate Sales Co., Ltd.	880	17,221
Sumitomo Realty & Development Co., Ltd.	22,000	593,685
Sumitomo Riko Co., Ltd.	2,000	15,934
Sumitomo Rubber Industries Ltd. (x)	6,500	86,561
Sumitomo Seika Chemicals Co., Ltd.	2,000	11,070
Sumitomo Warehouse Co., Ltd.	9,000	44,610
Sun Frontier Fudousan Co., Ltd.	1,000	10,159
Sundrug Co., Ltd.	300	27,893
Suntory Beverage & Food Ltd. (x)	7,000	315,002
Sun-Wa Technos Corp.	600	4,147
Suruga Bank Ltd.	10,000	225,811
Suzuden Corp.	300	2,598
Suzuken Co., Ltd.	3,190	100,284
Suzuki Motor Corp.	18,000	485,785
SWCC Showa Holdings Co., Ltd.	15,000	8,178
Sysmex Corp.	6,400	437,474
Systena Corp.	1,000	13,540
T Hasegawa Co., Ltd.	1,600	28,316
T&D Holdings, Inc.	29,500	249,067
T.Rad Co., Ltd.	4,000	6,864
Tac Co., Ltd.	700	1,267
Tachibana Eletech Co., Ltd.	840	8,763
Tachi-S Co., Ltd.	1,600	23,394
Tadano Ltd.	5,000	41,579
Taihei Dengyo Kaisha Ltd.	1,000	10,103
Taiheiyo Cement Corp.	60,000	141,410
Taiheiyo Kouhatsu, Inc.	4,000	2,641
Taiho Kogyo Co., Ltd.	800	8,221
Taikisha Ltd.	2,100	51,953
Taiko Pharmaceutical Co., Ltd.	400	6,164
Taisei Corp.	52,000	424,039
Taisei Lamick Co., Ltd.	300	8,143
Taisho Pharmaceutical Holdings Co., Ltd.	2,000	209,588
Taiyo Holdings Co., Ltd.	900	27,731
Taiyo Nippon Sanso Corp.	7,600	69,472
Taiyo Yuden Co., Ltd.	4,700	40,895
Takachiho Koheki Co., Ltd.	500	4,336
Takadakiko Co., Ltd.	1,000	1,746
Takamatsu Construction Group Co., Ltd.	1,000	23,297
Takano Co., Ltd.	400	2,349
Takaoka Toko Co., Ltd.	400	6,459
Taka-Q Co., Ltd.	500	860
Takara Holdings, Inc.	6,000	54,956
Takara Leben Co., Ltd.	4,400	33,523
Takara Printing Co., Ltd.	700	8,738
Takara Standard Co., Ltd.	5,000	45,172
Takasago International Corp.	800	21,475
Takasago Thermal Engineering Co., Ltd.	3,900	45,943
Takashima & Co., Ltd.	2,000	3,018
Takashimaya Co., Ltd.	13,000	92,813
Takata Corp.	1,900	7,363
Take And Give Needs Co., Ltd.	600	2,319
Takeda Pharmaceutical Co., Ltd.	34,600	1,493,476
Takihyo Co., Ltd.	1,000	$4,144
Takiron Co., Ltd.	3,000	13,339
Takuma Co., Ltd.	4,000	35,343
Tamron Co., Ltd.	1,200	16,053
Tamura Corp.	3,000	8,582
Tanaka Co., Ltd.	300	1,886
Tanseisha Co., Ltd.	1,950	14,384
Tasaki & Co., Ltd.	200	2,585
Tatsuta Electric Wire and Cable Co., Ltd.	2,000	5,599
Taya Co., Ltd.	200	1,317
Tayca Corp.	2,000	9,506
TBK Co., Ltd.	1,000	3,399
TDC Software Engineering, Inc.	400	2,400
TDK Corp.	5,400	300,892
Teac Corp.*	6,000	1,985
TechnoPro Holdings, Inc.	1,500	46,506
Teijin Ltd.	37,000	121,867
Teikoku Electric Manufacturing Co., Ltd.	800	6,061
Teikoku Sen-I Co., Ltd.	1,000	12,528
Teikoku Tsushin Kogyo Co., Ltd.	2,000	2,751
Tekken Corp.	8,000	22,865
Temp Holdings Co., Ltd.	5,100	87,821
Ten Allied Co., Ltd.*	800	2,835
Tenma Corp.	1,100	16,382
Terumo Corp.	14,200	602,098
T-Gaia Corp.	2,000	27,931
THK Co., Ltd.	5,300	89,930
Tigers Polymer Corp.	600	3,062
TIS, Inc.	4,000	91,841
Titan Kogyo Ltd.	1,000	1,624
TKC Corp.	900	23,517
TOA Corp. (Osaka Securities Exchange)	1,000	8,933
TOA Corp. (Tokyo Stock Exchange)	11,000	17,372
TOA Road Corp.	2,000	5,203
Toabo Corp.	400	1,787
Toagosei Co., Ltd. (x)	6,500	59,618
Tobishima Corp.	8,000	13,392
Tobu Railway Co., Ltd.	47,000	257,182
Tobu Store Co., Ltd.	1,000	2,824
TOC Co., Ltd.	4,700	38,367
Tocalo Co., Ltd.	600	9,666
Tochigi Bank Ltd.	6,000	20,646
Toda Corp.	14,000	60,161
Toda Kogyo Corp.	1,000	2,691
Toei Co., Ltd.	5,000	46,871
Toenec Corp.	1,000	5,085
Toho Bank Ltd.	10,000	30,862
Toho Co., Ltd. (Frankfurt Stock Exchange)	400	9,347
Toho Co., Ltd. (Tokyo Stock Exchange)	5,400	148,743
Toho Gas Co., Ltd.	21,000	170,854
Toho Holdings Co., Ltd.	3,700	88,860
Toho Titanium Co., Ltd.	2,100	13,309
Toho Zinc Co., Ltd.	7,000	21,082
Tohoku Bank Ltd.	6,000	8,120
Tohoku Electric Power Co., Inc.	24,000	300,974
Tohto Suisan Co., Ltd.	2,000	3,011

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Tokai Carbon Co., Ltd.	12,000	$29,955
Tokai Holdings Corp.	2,000	12,699
Tokai Rika Co., Ltd.	2,900	42,631
Tokai Senko KK	1,000	1,109
Tokai Tokyo Financial Holdings, Inc.	9,600	40,728
Token Corp.	520	40,622
Tokio Marine Holdings, Inc.	190,800	6,311,528
Tokushu Tokai Paper Co., Ltd.	8,000	27,083
Tokuyama Corp.	11,000	29,982
Tokyo Broadcasting System Holdings, Inc.	3,700	49,619
Tokyo Dome Corp.	9,000	40,545
Tokyo Electric Power Co., Inc.*	73,400	309,521
Tokyo Electron Ltd.	7,100	596,926
Tokyo Energy & Systems, Inc.	1,000	10,105
Tokyo Gas Co., Ltd.	68,000	279,154
Tokyo Individualized Educational Institute, Inc.	900	5,935
Tokyo Keiki, Inc.	4,000	6,051
Tokyo Kikai Seisakusho Ltd.*	3,000	1,049
Tokyo Ohka Kogyo Co., Ltd.	2,300	56,380
Tokyo Rakutenchi Co., Ltd.	2,000	9,158
Tokyo Rope Manufacturing Co., Ltd.	8,000	11,489
Tokyo Sangyo Co., Ltd.	1,000	3,351
Tokyo Seimitsu Co., Ltd.	2,300	53,289
Tokyo Steel Manufacturing Co., Ltd.	7,100	38,716
Tokyo Tatemono Co., Ltd.	11,091	132,487
Tokyo Tekko Co., Ltd.	2,000	7,081
Tokyo Theatres Co., Inc.	4,000	4,431
Tokyo TY Financial Group, Inc.	1,451	33,561
Tokyotokeiba Co., Ltd.	8,000	15,662
Tokyu Construction Co., Ltd.	4,940	44,720
Tokyu Corp.	53,000	463,471
Tokyu Fudosan Holdings Corp.	22,174	137,540
Toli Corp.	3,000	8,426
Tomato Bank Ltd.	4,000	5,381
Tomen Devices Corp.	100	1,788
Tomoe Corp.	1,800	5,679
Tomoe Engineering Co., Ltd.	400	5,774
Tomoegawa Co., Ltd.	2,000	3,293
Tomoku Co., Ltd.	4,000	11,152
Tomony Holdings, Inc.	9,400	28,216
Tomy Co., Ltd.	3,700	30,943
Tonami Holdings Co., Ltd.	2,000	5,086
TonenGeneral Sekiyu KK	12,000	108,967
Top Culture Co., Ltd.	400	1,764
Topcon Corp.	2,800	27,463
Toppan Forms Co., Ltd.	2,600	26,756
Toppan Printing Co., Ltd.	27,000	231,463
Topre Corp.	2,500	53,039
Topy Industries Ltd.	10,000	20,457
Toray Industries, Inc.	54,000	458,939
Torigoe Co., Ltd.	1,200	7,581
Torii Pharmaceutical Co., Ltd.	800	18,568
Torishima Pump Manufacturing Co., Ltd.	1,500	14,820
Tose Co., Ltd.	300	1,916
Toshiba Corp.	179,000	489,079
Toshiba Machine Co., Ltd.	7,000	21,116
Toshiba Plant Systems & Services Corp.	2,000	$32,451
Toshiba TEC Corp.	7,000	24,764
Tosho Printing Co., Ltd.	1,000	4,851
Tosoh Corp.	26,000	119,269
Totetsu Kogyo Co., Ltd.	1,000	27,460
Toto Ltd. (x)	6,500	257,557
Totoku Electric Co., Ltd.	100	708
Tottori Bank Ltd.	3,000	4,803
Toukei Computer Co., Ltd.	200	3,475
Tow Co., Ltd.	600	3,540
Towa Bank Ltd.	13,000	10,028
Towa Corp.	1,200	10,515
Towa Pharmaceutical Co., Ltd.	600	31,141
Toyo Construction Co., Ltd.	3,600	16,226
Toyo Corp.	1,600	15,220
Toyo Denki Seizo KK	2,000	5,120
Toyo Engineering Corp.	8,000	26,389
Toyo Ink SC Holdings Co., Ltd.	11,000	45,967
Toyo Kanetsu KK	6,000	11,627
Toyo Kohan Co., Ltd.	3,000	7,131
Toyo Logistics Co., Ltd.	1,000	2,129
Toyo Machinery & Metal Co., Ltd.	1,000	3,425
Toyo Securities Co., Ltd.	4,000	7,468
Toyo Seikan Group Holdings Ltd.	7,600	144,490
Toyo Shutter Co., Ltd.	200	1,034
Toyo Sugar Refining Co., Ltd.	2,000	1,962
Toyo Suisan Kaisha Ltd.	5,000	202,003
Toyo Tanso Co., Ltd.	700	8,943
Toyo Tire & Rubber Co., Ltd.	5,000	54,384
Toyo Wharf & Warehouse Co., Ltd.	3,000	4,096
Toyobo Co., Ltd. (x)	40,000	75,362
Toyoda Gosei Co., Ltd.	2,400	42,658
Toyota Boshoku Corp.	1,800	37,367
Toyota Industries Corp.	8,400	332,212
Toyota Motor Corp.	102,240	5,111,675
Toyota Tsusho Corp.	9,300	199,502
TPR Co., Ltd.	1,500	28,832
Transcosmos, Inc.	1,600	45,360
Trend Micro, Inc.	4,900	174,517
Trusco Nakayama Corp.	1,500	75,375
TS Tech Co., Ltd.	2,300	56,013
TSI Holdings Co., Ltd.	4,825	26,173
Tsubakimoto Chain Co.	6,000	36,810
Tsubakimoto Kogyo Co., Ltd.	1,000	2,525
Tsudakoma Corp.*	3,000	2,930
Tsugami Corp.	3,000	11,315
Tsukamoto Corp. Co., Ltd.	2,000	1,945
Tsukishima Kikai Co., Ltd.	2,000	18,677
Tsukuba Bank Ltd.	5,400	14,362
Tsumura & Co.	2,700	72,881
Tsuruha Holdings, Inc.	1,700	204,185
Tsutsumi Jewelry Co., Ltd.	500	9,747
TV Asahi Holdings Corp.	3,000	48,494
Tv Tokyo Holdings Corp.	500	9,795
TYK Corp.	1,000	1,473
UACJ Corp.	12,266	28,912
Ube Industries Ltd.	45,000	74,022
Uchida Yoko Co., Ltd.*	2,000	8,854
Ueki Corp.	1,000	1,969

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
UKC Holdings Corp.	700	$10,659
Ulvac, Inc.	2,200	67,006
Unicafe, Inc.	300	2,530
Unicharm Corp.	18,500	412,093
Uniden Holdings Corp.	3,000	3,451
Union Tool Co.	800	21,833
Unipres Corp.	1,600	25,657
United Arrows Ltd.	1,100	31,827
United Super Markets Holdings, Inc.	3,520	35,858
Unitika Ltd.*	29,000	15,542
UNY Group Holdings Co., Ltd.	7,900	66,238
U-Shin Ltd.	1,400	9,141
Ushio, Inc.	6,300	73,548
USS Co., Ltd.	9,100	149,254
Utoc Corp.	900	2,649
Valor Holdings Co., Ltd.	2,400	63,609
Vital KSK Holdings, Inc.	2,300	21,701
Wacoal Holdings Corp.	6,000	58,993
Wacom Co., Ltd.	8,000	31,002
Wakachiku Construction Co., Ltd.	7,000	10,099
Wakamoto Pharmaceutical Co., Ltd.	1,000	2,273
Warabeya Nichiyo Co., Ltd.	700	12,840
Watabe Wedding Corp.	300	1,273
Watami Co., Ltd.	1,400	14,262
Weathernews, Inc.	300	10,494
Welcia Holdings Co., Ltd.	1,000	62,691
West Japan Railway Co.	8,600	543,578
Wood One Co., Ltd.	2,000	4,432
Xebio Holdings Co., Ltd.	1,400	19,688
Y.A.C. Co., Ltd.	500	6,043
Yahagi Construction Co., Ltd.	1,700	13,625
Yahoo! Japan Corp.	63,900	281,407
Yaizu Suisankagaku Industry Co., Ltd.	600	5,730
Yakult Honsha Co., Ltd.	5,200	267,677
Yamabiko Corp.	2,000	14,427
Yamada Denki Co., Ltd.	31,200	163,953
Yamada SxL Home Co., Ltd.*	6,000	4,034
Yamagata Bank Ltd.	7,000	27,324
Yamaguchi Financial Group, Inc.	8,000	75,318
Yamaha Corp.	6,100	163,945
Yamaha Motor Co., Ltd. (x)	12,300	186,263
Yamaichi Electronics Co., Ltd.	1,200	7,145
Yamanashi Chuo Bank Ltd.	7,000	24,565
Yamashita Medical Instruments Co., Ltd.	100	1,572
Yamatane Corp.	6,000	8,074
Yamato Corp.	1,000	5,066
Yamato Holdings Co., Ltd.	16,500	377,911
Yamato International, Inc.	700	2,599
Yamato Kogyo Co., Ltd.	2,800	63,367
Yamaura Corp.	500	2,525
Yamaya Corp.	110	1,754
Yamazaki Baking Co., Ltd.	6,000	166,395
Yamazawa Co., Ltd.	300	4,996
Yamazen Corp.	4,700	37,349
Yaoko Co., Ltd.	1,000	45,178
Yaskawa Electric Corp.	9,000	116,594
Yasuda Logistics Corp.	1,000	5,954
Yellow Hat Ltd.	1,100	24,277
Yodogawa Steel Works Ltd.	1,800	$43,632
Yokogawa Bridge Holdings Corp.	2,000	19,877
Yokogawa Electric Corp.	11,200	125,758
Yokohama Reito Co., Ltd.	2,600	25,948
Yokohama Rubber Co., Ltd. (x)	5,000	62,334
Yokowo Co., Ltd.	1,000	4,648
Yomeishu Seizo Co., Ltd.	500	8,442
Yomiuri Land Co., Ltd.	2,000	8,630
Yondenko Corp.	1,000	3,807
Yondoshi Holdings, Inc.	900	18,087
Yorozu Corp.	700	9,779
Yoshinoya Holdings Co., Ltd. (x)	3,000	40,825
Yuasa Trading Co., Ltd.	1,200	24,635
Yuken Kogyo Co., Ltd.	2,000	3,189
Yurtec Corp.	2,000	13,589
Yusen Logistics Co., Ltd.	900	8,924
Yushin Precision Equipment Co., Ltd.	600	10,548
Yushiro Chemical Industry Co., Ltd.	600	7,508
Zappallas, Inc.	1,000	3,563
Zenkoku Hosho Co., Ltd.	2,400	86,676
Zenrin Co., Ltd.	1,700	33,022
Zensho Holdings Co., Ltd.	4,600	67,090
Zeon Corp.	7,000	45,134
Zeria Pharmaceutical Co., Ltd.	1,100	15,884
Zuken, Inc.	800	7,018

		171,938,865

Macau (0.0%)
MGM China Holdings Ltd.	80,000	104,095

Malaysia (0.1%)
Genting Bhd	421,200	857,192

Mexico (0.0%)
Fresnillo plc (x)	12,042	266,119

Netherlands (3.7%)
ASML Holding N.V.	80,080	7,937,779
Heineken N.V.	64,624	5,971,447
ING Groep N.V. (CVA)	418,506	4,349,876
Koninklijke Philips N.V.	102,425	2,555,651
Royal Dutch Shell plc, Class A	264,076	7,210,175
Royal Dutch Shell plc, Class B	252,380	6,940,264

		34,965,192

New Zealand (0.0%)
Fletcher Building Ltd.	14,684	89,917
NZME Ltd.*	8,169	4,448
SKY Network Television Ltd. (x)	9,950	33,893
Skycity Entertainment Group Ltd.	12,612	41,284
Spark New Zealand Ltd.	15,442	38,884
Trade Me Group Ltd.	13,185	43,919

		252,345

South Africa (0.1%)
Mondi plc	24,806	462,301

Spain (2.8%)
Banco Bilbao Vizcaya Argentaria S.A.	1,381,280	7,915,550
Banco Santander S.A.	1,565,887	6,096,642
Iberdrola S.A.	606,930	4,099,558

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Industria de Diseno Textil S.A.	113,277	$3,777,501
Telefonica S.A.	469,171	4,484,598

		26,373,849

Sweden (1.1%)
Atlas Copco AB, Class A	243,447	6,303,687
Investor AB, Class B	122,267	4,090,196

		10,393,883

Switzerland (4.7%)
Cie Financiere Richemont S.A. (Registered)	76,071	4,462,707
Coca-Cola HBC AG*	14,772	297,938
Glencore plc*	705,282	1,440,989
LafargeHolcim Ltd. (Registered)*	67,981	2,839,675
Nestle S.A. (Registered)	90,404	6,973,374
Novartis AG (Registered)	109,756	9,028,943
Roche Holding AG	39,788	10,505,249
Swatch Group AG (x)	10,111	2,939,285
UBS Group AG (Registered)	358,760	4,641,854
Wolseley plc	17,072	884,760

		44,014,774

United Kingdom (17.4%)
3i Group plc	63,063	469,362
Admiral Group plc	12,783	348,904
Anglo American plc	83,232	808,263
ARM Holdings plc	93,176	1,411,240
Ashtead Group plc	34,116	489,603
Associated British Foods plc	23,140	839,013
AstraZeneca plc	82,445	4,907,870
Aviva plc	264,335	1,420,613
Babcock International Group plc	33,507	405,606
BAE Systems plc	207,523	1,455,132
Barclays plc	1,098,340	2,091,044
Barratt Developments plc	71,420	391,116
BP plc	1,192,198	6,961,643
British American Tobacco plc	123,613	8,043,558
British Land Co. plc (REIT)	200,444	1,659,911
BT Group plc	556,506	3,072,942
Bunzl plc	21,022	650,221
Burberry Group plc	29,041	453,965
Capita plc	43,846	563,167
Centrica plc	334,294	1,009,265
Compass Group plc	110,284	2,102,190
CYBG plc (CDI)*	42,653	134,737
Diageo plc	387,276	10,836,453
Direct Line Insurance Group plc	89,880	415,647
Dixons Carphone plc	65,223	283,150
easyJet plc	16,309	236,905
GKN plc	106,406	383,001
GlaxoSmithKline plc	316,455	6,803,244
Great Portland Estates plc (REIT)	58,569	490,726
Hammerson plc (REIT)	51,731	377,923
Hargreaves Lansdown plc	15,090	251,110
Henderson Group plc (CDI)	46,926	133,821
HSBC Holdings plc	1,269,221	7,928,894
Imperial Brands plc	64,139	3,481,777
Indivior plc	347,124	1,168,253
InterContinental Hotels Group plc	13,743	510,674
International Consolidated Airlines Group S.A.	121,144	$606,432
Intertek Group plc	10,830	505,728
Intu Properties plc (REIT) (x)	61,746	241,563
ITV plc	247,389	597,601
J Sainsbury plc	94,446	292,898
Johnson Matthey plc	12,801	484,578
Kingfisher plc	156,757	676,644
Land Securities Group plc (REIT)	135,958	1,924,179
Legal & General Group plc	393,670	1,020,376
Liberty Global plc (Berlin Stock Exchange)*	46,117	1,340,160
Liberty Global plc (Nasdaq Stock Exchange)*	41,700	1,194,705
Liberty Global plc LiLAC, Class A*	4,399	141,899
Liberty Global plc LiLAC, Class C*	5,203	169,041
Lloyds Banking Group plc	10,311,325	7,582,232
London Stock Exchange Group plc	20,340	688,998
Marks & Spencer Group plc	108,582	461,671
Merlin Entertainments plc§	44,702	265,505
National Grid plc	253,011	3,720,654
Next plc	9,973	667,208
Old Mutual plc	332,698	896,790
Pearson plc	54,130	705,973
Persimmon plc	20,795	405,799
Prudential plc	169,839	2,893,345
Randgold Resources Ltd.	6,467	726,117
Reckitt Benckiser Group plc	102,222	10,284,108
RELX plc	75,182	1,385,279
Rio Tinto Ltd.	20,668	711,743
Rio Tinto plc	82,844	2,560,719
Rolls-Royce Holdings plc (b)*†	54,219,789	72,180
Rolls-Royce Holdings plc*	763,659	7,251,529
Royal Bank of Scotland Group plc*	148,548	349,849
Royal Mail plc	40,340	273,475
RSA Insurance Group plc	68,900	460,131
SABMiller plc	62,370	3,635,975
Sage Group plc	71,377	620,716
Schroders plc	7,268	229,498
Severn Trent plc	17,177	561,121
Sky plc	69,560	789,526
Smith & Nephew plc	59,743	1,013,207
SSE plc	66,142	1,383,023
St. James’s Place plc	34,729	371,989
Standard Chartered plc	846,379	6,437,937
Standard Life plc	128,830	506,314
Taylor Wimpey plc	214,642	383,498
Tesco plc*	526,295	1,231,272
Travis Perkins plc	15,674	313,566
Unilever N.V. (CVA)	165,828	7,730,745
Unilever plc	80,152	3,844,658
United Utilities Group plc	46,175	642,974
Vodafone Group plc	1,739,756	5,296,151
Weir Group plc	68,449	1,321,716
Whitbread plc	11,968	559,382
WPP plc	88,328	1,833,929

		163,257,249

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
United States (4.4%)
Carnival plc	12,177	$540,618
Freeport-McMoRan, Inc.	193,257	2,152,883
Iron Mountain, Inc. (CDI)	3,710	146,327
Las Vegas Sands Corp.	255,486	11,111,086
News Corp. (CDI), Class B	2,956	34,822
ResMed, Inc. (CDI)	40,591	252,209
Schlumberger Ltd.	103,395	8,176,477
Shire plc	174,617	10,752,825
Sims Metal Management Ltd.	10,232	60,402
Wynn Resorts Ltd.	88,999	8,066,869

		41,294,518

Total Common Stocks (91.0%) (Cost $887,665,664)		851,367,441

	Number of Rights	Value (Note 1)
RIGHTS:
Australia (0.0%)
Mayne Pharma Group Ltd., expiring 7/15/16* (Cost $5,853)	24,567	11,755

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (6.8%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	63,710,631	63,710,631

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.6%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $4,400,055, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $4,488,001. (xx)	$4,400,000	4,400,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $2,900,033, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $2,958,005. (xx)	2,900,000	2,900,000
HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $2,000,021, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $2,040,041. (xx)	2,000,000	2,000,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $2,584,378, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $2,636,035. (xx)	$2,584,348	$2,584,348
Natixis, 0.600%, dated 6/30/16, due 7/1/16, repurchase price $2,000,033, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50; total market value $2,040,034. (xx)	2,000,000	2,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/6/16, repurchase price $5,000,333, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.750%, maturing 10/31/17-8/15/42; total market value $5,100,000. (xx)	5,000,000	5,000,000
RBC Capital Markets, 0.420%, dated 6/30/16, due 7/1/16, repurchase price $4,000,047, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-4.500%, maturing 8/1/26-3/1/46; total market value $4,080,000. (xx)	4,000,000	4,000,000
RBS Securities, Inc., 0.400%, dated 6/30/16, due 7/5/16, repurchase price $5,000,278, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-6.125%, maturing 2/28/17-5/15/44; total market value $5,100,097. (xx)	5,000,000	5,000,000
Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $1,000,047, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 12/8/16-2/15/37; total market value $1,020,000. (xx)	1,000,000	1,000,000
Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $5,000,233, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.250%, maturing 6/30/17-5/15/44; total market value $5,100,001. (xx)	5,000,000	5,000,000

Total Repurchase Agreements		33,884,348

Total Short-Term Investments (10.4%) (Cost $97,594,979)		97,594,979

Total Investments (101.4%) (Cost $985,266,496)		948,974,175
Other Assets Less Liabilities (-1.4%)		(12,851,050)

Net Assets (100%)		$936,123,125

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

*	Non-income producing.
†	Securities (totaling $274,255 or 0.0% of net assets) held at fair value by management.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2016, the market value of these securities amounted to $265,505 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $32,695,689. This was secured by collateral of $33,884,348 which was received as cash and subsequently invested in short-term investments currently valued at $33,884,348, as reported in the Portfolio of Investments, and $329,173 collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.625%, maturing 7/28/16-5/15/45.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

Sector Weightings as of June 30, 2016	Market Value	% of Net Assets
Financials	$173,594,370	18.6%
Consumer Staples	128,807,507	13.8
Health Care	119,623,598	12.8
Consumer Discretionary	111,343,986	11.9
Industrials	102,065,778	10.9
Investment Companies	63,710,631	6.8
Materials	53,840,077	5.8
Energy	50,019,492	5.3
Information Technology	47,845,129	5.1
Telecommunication Services	40,462,959	4.3
Repurchase Agreements	33,884,348	3.6
Utilities	23,776,300	2.5
Cash and Other	(12,851,050)	(1.4)

		100.0%

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)
AXA S.A.	$6,284,278	$—	$150,923	$4,497,762	$238,733	$(2,600)

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
Sales
EURO Stoxx 50 Index	731	September-16	$22,353,166	$23,160,538	$(807,372)
FTSE 100 Index	171	September-16	13,786,842	14,620,420	(833,578)
SPI 200 Index	59	September-16	5,520,547	5,693,884	(173,337)
TOPIX Index	117	September-16	13,744,951	14,111,606	(366,655)

					$(2,180,942)

At June 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/16/16	Barclays Bank plc	1,388	$1,032,676	$1,033,164	$(488)
Australian Dollar vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	3,699	2,751,502	2,747,414	4,088

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	617	$458,625	$458,578	$47
British Pound vs. U.S. Dollar, expiring 9/16/16	Barclays Bank plc	1,728	2,302,482	2,517,326	(214,844)
British Pound vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	5,117	6,816,499	6,845,264	(28,765)
British Pound vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	291	387,233	396,102	(8,869)
European Union Euro vs. U.S. Dollar, expiring 9/16/16	Barclays Bank plc	3,454	3,843,893	3,948,815	(104,922)
European Union Euro vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	9,448	10,513,732	10,524,066	(10,334)
European Union Euro vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	389	432,582	438,723	(6,141)
Japanese Yen vs. U.S. Dollar, expiring 9/16/16	Barclays Bank plc	255,723	2,482,598	2,405,259	77,339
Japanese Yen vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	615,751	5,977,817	6,015,789	(37,972)
Japanese Yen vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	39,502	383,492	374,602	8,890

					$(321,971)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/16/16	Barclays Bank plc	591	$433,531	$439,380	$(5,849)
Australian Dollar vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	13,879	10,183,160	10,322,662	(139,502)
British Pound vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	280	400,853	372,687	28,166
British Pound vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	19,278	25,690,690	25,682,495	8,195
European Union Euro vs. U.S. Dollar, expiring 9/16/16	Deutsche Bank AG	358	403,202	398,768	4,434
European Union Euro vs. U.S. Dollar, expiring 9/16/16	Deutsche Bank AG	407	450,103	453,187	(3,084)
European Union Euro vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	36,600	40,556,288	40,727,303	(171,015)
Japanese Yen vs. U.S. Dollar, expiring 9/16/16	Credit Suisse	43,940	422,839	426,577	(3,738)
Japanese Yen vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	2,605,632	25,418,246	25,295,919	122,327

					$(160,066)

					$(482,037)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following in (USD): AUD 988,326, CAD 751, CHF 707, EUR 3,576,108, GBP 2,043,371, JPY 3,524,171 and TWD 71.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (b)	Total
Assets:
Common Stocks
Consumer Discretionary	$22,023,760	$89,320,226	$—	$111,343,986
Consumer Staples	782,699	128,024,808	—	128,807,507
Energy	8,176,477	41,843,015	—	50,019,492
Financials	3,736,358	169,858,012	—	173,594,370
Health Care	—	119,576,635	35,208	119,611,843
Industrials	—	101,993,598	72,180	102,065,778
Information Technology	6,929,210	40,915,919	—	47,845,129
Materials	6,533,456	47,306,621	—	53,840,077
Telecommunication Services	—	40,296,092	166,867	40,462,959
Utilities	—	23,776,300	—	23,776,300
Forward Currency Contracts	—	253,486	—	253,486
Rights
Health Care	—	11,755	—	11,755
Short-Term Investments
Investment Companies	63,710,631	—	—	63,710,631
Repurchase Agreements	—	33,884,348	—	33,884,348

Total Assets	$111,892,591	$837,060,815	$274,255	$949,227,661

Liabilities:
Forward Currency Contracts	$—	$(735,523)	$—	$(735,523)
Futures	(2,180,942)	—	—	(2,180,942)

Total Liabilities	$(2,180,942)	$(735,523)	$—	$(2,916,465)

Total	$109,711,649	$836,325,292	$274,255	$946,311,196

(a)	A security with a market value of $2,503,609 transferred from Level 2 to Level 1 at the end of the period due to the security no longer being valued using fair value factors based on third party vendor modeling tools.
(b)	A security with a market value of $166,867 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$253,486
Equity contracts	Receivables, Net assets – Unrealized appreciation	—

Total		$253,486

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Foreign exchange contracts	Payables	$(735,523)
Equity contracts	Payables, Net assets – Unrealized depreciation	(2,180,942)*

Total		$(2,916,465)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$385,297	$385,297
Equity contracts	(9,637,834)	—	(9,637,834)

Total	$(9,637,834)	$385,297	$(9,252,537)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(454,261)	$(454,261)
Equity contracts	(4,954,553)	—	(4,954,553)

Total	$(4,954,553)	$(454,261)	$(5,408,814)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns and held forward foreign currency contracts as a substitute for investing in conventional securities and hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $30,565,000 and futures contracts with an average notional balance of approximately $87,680,000 during the six months ended June 30, 2016.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2016:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$77,339	$(77,339)	$—	$—
Deutsche Bank AG	4,434	(3,084)	—	1,350
Morgan Stanley	171,713	(171,713)	—	—

Total	$253,486	$(252,136)	$—	$1,350

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Bank plc	$326,103	$(77,339)	$—	$248,764
Credit Suisse	3,738	—	—	3,738
Deutsche Bank AG	3,084	(3,084)	—	—
Morgan Stanley	402,598	(171,713)	—	230,885

Total	$735,523	$(252,136)	$—	$483,387

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$4,400,000	$—	$4,400,000	$(4,400,000)	$—
Deutsche Bank AG	2,900,000	—	2,900,000	(2,900,000)	—
HSBC Securities, Inc.	2,000,000	—	2,000,000	(2,000,000)	—
Merrill Lynch PFS, Inc.	2,584,348	—	2,584,348	(2,584,348)	—
Natixis	2,000,000	—	2,000,000	(2,000,000)	—
Nomura Securities Co., Ltd.	5,000,000	—	5,000,000	(5,000,000)	—
RBC Capital Markets	4,000,000	—	4,000,000	(4,000,000)	—
RBS Securities, Inc.	5,000,000	—	5,000,000	(5,000,000)	—
Societe Generale S.A	6,000,000	—	6,000,000	(6,000,000)	—

Total	$33,884,348	$—	$33,884,348	$(33,884,348)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$30,902,736
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$52,996,793

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$131,070,401
Aggregate gross unrealized depreciation	(171,973,713)

Net unrealized depreciation	$(40,903,312)

Federal income tax cost of investments	$989,877,487

For the six months ended June 30, 2016, the Portfolio incurred approximately $9,289 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $4,933,586)	$4,497,762
Unaffiliated Issuers (Cost $946,448,562)	910,592,065
Repurchase Agreements (Cost $33,884,348)	33,884,348
Cash	2,068,436
Foreign cash (Cost $12,976,856)	10,133,505
Cash held as collateral at broker	6,674,280
Dividends, interest and other receivables	3,898,445
Receivable for securities sold	2,965,828
Unrealized appreciation on forward foreign currency contracts	253,486
Receivable from Separate Accounts for Trust shares sold	92,459
Security lending income receivable	27,708
Other assets	10,808

Total assets	975,099,130

LIABILITIES
Payable on return of securities loaned	33,884,348
Payable for securities purchased	2,083,174
Due to broker for futures variation margin	1,329,787
Unrealized depreciation on forward foreign currency contracts	735,523
Investment management fees payable	461,873
Distribution fees payable – Class IB	144,532
Payable to Separate Accounts for Trust shares redeemed	136,322
Administrative fees payable	98,241
Distribution fees payable – Class IA	4,049
Trustees’ fees payable	3,584
Accrued expenses	94,572

Total liabilities	38,976,005

NET ASSETS	$936,123,125

Net assets were comprised of:
Paid in capital	$1,699,656,578
Accumulated undistributed net investment income (loss)	6,207,739
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(727,791,997)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(41,949,195)

Net assets	$936,123,125

Class IA
Net asset value, offering and redemption price per share, $19,300,325 / 1,743,831 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.07

Class IB
Net asset value, offering and redemption price per share, $691,491,396 / 62,464,476 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.07

Class K
Net asset value, offering and redemption price per share, $225,331,404 / 20,285,404 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.11

(x)	Includes value of securities on loan of $32,695,689.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends ($238,733 of dividend income received from affiliates) (net of $1,797,896 foreign withholding tax)	$18,307,234
Interest	311,150
Securities lending (net)	82,741

Total income	18,701,125

EXPENSES
Investment management fees	2,864,059
Distribution fees – Class IB	878,451
Administrative fees	599,931
Custodian fees	88,016
Professional fees	44,481
Printing and mailing expenses	32,995
Distribution fees – Class IA	24,594
Trustees’ fees	11,902
Miscellaneous	17,296

Gross expenses	4,561,725
Less: Waiver from investment manager	(47,730)

Net expenses	4,513,995

NET INVESTMENT INCOME (LOSS)	14,187,130

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($(2,600) of realized gain (loss) from affiliates)	(9,758,466)
Futures	(9,637,834)
Foreign currency transactions	(8,474,594)

Net realized gain (loss)	(27,870,894)

Change in unrealized appreciation (depreciation) on:
Investments ($1,635,593) of change in unrealized appreciation (depreciation) from affiliates)	(30,775,222)
Futures	(4,954,553)
Foreign currency translations	10,458,274

Net change in unrealized appreciation (depreciation)	(25,271,501)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(53,142,395)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(38,955,265)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$14,187,130	$18,872,540
Net realized gain (loss) on investments, futures and foreign currency transactions	(27,870,894)	(14,606,974)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(25,271,501)	(34,953,632)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(38,955,265)	(30,688,066)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(22,924)
Class IB	—	(830,352)
Class K	—	(281,570)

TOTAL DIVIDENDS:	—	(1,134,846)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 49,431 and 178,846 shares, respectively ]	541,252	2,202,555
Capital shares issued in reinvestment of dividends [ 0 and 1,981 shares, respectively ]	—	22,924
Capital shares repurchased [ (120,284) and (284,912) shares, respectively ]	(1,323,601)	(3,516,622)

Total Class IA transactions	(782,349)	(1,291,143)

Class IB
Capital shares sold [ 1,247,514 and 3,381,629 shares, respectively ]	13,728,309	41,765,381
Capital shares issued in reinvestment of dividends [ 0 and 71,744 shares, respectively ]	—	830,352
Capital shares repurchased [ (3,839,043) and (7,641,418) shares, respectively ]	(42,438,438)	(93,641,509)

Total Class IB transactions	(28,710,129)	(51,045,776)

Class K
Capital shares sold [ 25,353 and 67,113 shares, respectively ]	277,800	816,672
Capital shares issued in reinvestment of dividends [ 0 and 24,295 shares, respectively ]	—	281,570
Capital shares repurchased [ (1,586,740) and (2,390,322) shares, respectively ]	(17,565,914)	(29,222,579)

Total Class K transactions	(17,288,114)	(28,124,337)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(46,780,592)	(80,461,256)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(85,735,857)	(112,284,168)
NET ASSETS:
Beginning of period	1,021,858,982	1,134,143,150

End of period (a)	$936,123,125	$1,021,858,982

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$6,207,739	$(7,979,391)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Class IA			2015	2014	2013		2012	2011
Net asset value, beginning of period	$11.51		$11.90	$13.04	$11.05		$9.58	$11.70

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16	###	0.20	0.22	0.14	##	0.17	0.29
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.60)		(0.58)	(1.15)	1.99		1.49	(2.16)

Total from investment operations	(0.44)		(0.38)	(0.93)	2.13		1.66	(1.87)

Less distributions:
Dividends from net investment income	—		(0.01)	(0.21)	(0.14)		(0.19)	(0.25)

Net asset value, end of period	$11.07		$11.51	$11.90	$13.04		$11.05	$9.58

Total return (b)	(3.82)%		(3.17)%	(7.13)%	19.33%		17.26%	(15.82)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,300		$20,886	$22,830	$25,950		$23,897	$23,253
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.01%		1.01%	1.02%	1.03%		1.05%	0.76%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.01%		1.01%	1.02%	1.03%		1.05%	0.76%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.02%		1.01%	1.02%	1.03%		1.05%	0.80%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.92	%(dd)	1.61%	1.69%	1.20	%(aa)	1.70%	2.44%
After waivers, reimbursements and fees paid indirectly (a)(f)	2.92	%(dd)	1.61%	1.69%	1.20	%(aa)	1.70%	2.44%
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.91	%(dd)	1.61%	1.69%	1.20	%(aa)	1.70%	2.40%
Portfolio turnover rate (z)^	4%		12%	7%	12%		8%	93%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Class IB			2015	2014	2013		2012	2011
Net asset value, beginning of period	$11.51		$11.90	$13.05	$11.06		$9.58	$11.70

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16	###	0.20	0.22	0.14	##	0.17	0.19
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.60)		(0.58)	(1.16)	1.99		1.50	(2.08)

Total from investment operations	(0.44)		(0.38)	(0.94)	2.13		1.67	(1.89)

Less distributions:
Dividends from net investment income	—		(0.01)	(0.21)	(0.14)		(0.19)	(0.23)

Net asset value, end of period	$11.07		$11.51	$11.90	$13.05		$11.06	$9.58

Total return (b)	(3.82)%		(3.17)%	(7.20)%	19.31%		17.37%	(16.03)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$691,491		$748,925	$824,055	$972,486		$916,454	$875,012
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.01%		1.01%	1.02%	1.03%		1.05%	1.01	%(c)
After waivers, reimbursements and fees paid indirectly (a)(f)	1.01%		1.01%	1.02%	1.03%		1.05%	1.01	%(c)
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.02%		1.01%	1.02%	1.03%		1.05%	1.05%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.92	%(ee)	1.60%	1.69%	1.21	%(bb)	1.69%	1.70%
After waivers, reimbursements and fees paid indirectly (a)(f)	2.92	%(ee)	1.60%	1.69%	1.21	%(bb)	1.69%	1.70%
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.91	%(ee)	1.60%	1.69%	1.21	%(bb)	1.69%	1.67%
Portfolio turnover rate (z)^	4%		12%	7%	12%		8%	93%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,					August 26, 2011* to December 31, 2011
Class K			2015	2014	2013		2012
Net asset value, beginning of period	$11.54		$11.90	$13.04	$11.05		$9.58	$10.32

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17	###	0.23	0.25	0.17	##	0.20	0.02
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.60)		(0.58)	(1.15)	1.99		1.49	(0.51)

Total from investment operations	(0.43)		(0.35)	(0.90)	2.16		1.69	(0.49)

Less distributions:
Dividends from net investment income	—		(0.01)	(0.24)	(0.17)		(0.22)	(0.25)

Net asset value, end of period	$11.11		$11.54	$11.90	$13.04		$11.05	$9.58

Total return (b)	(3.73)%		(2.92)%	(6.89)%	19.63%		17.56%	(4.57)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$225,331		$252,048	$287,258	$326,425		$288,395	$257,480
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.76%		0.76%	0.77%	0.78%		0.80%	0.80%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.76%		0.76%	0.77%	0.78%		0.80%	0.80%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.77%		0.76%	0.77%	0.78%		0.80%	0.80%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.15	%(ff)	1.86%	1.94%	1.46	%(cc)	1.93%	0.57%
After waivers, reimbursements and fees paid indirectly (a)(f)	3.15	%(ff)	1.86%	1.94%	1.46	%(cc)	1.93%	0.57%
Before waivers, reimbursements and fees paid indirectly (a)(f)	3.14	%(ff)	1.86%	1.94%	1.46	%(cc)	1.93%	0.57%
Portfolio turnover rate (z)^	4%		12%	7%	12%		8%	93%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.11, $0.11 and $0.14 for Class IA, Class IB and K respectively.
###	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.10, $0.10 and $0.11 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes income resulting from a special dividend, Without this dividend, the ratios for Class IA would be 0.97% for income after waivers and reimbursements, 0.97% after waivers, reimbursements, and fees paid indirectly, and 0.97% before waivers, reimbursements, and fees paid indirectly.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 0.98% for income after waiver and reimbursement, 0.98% after waivers, reimbursements, and fees paid indirectly, and 0.98% before waivers, reimbursements, and fees paid indirectly.
(cc)	Includes income resulting from a special dividend, Without this dividend, the ratios for Class K would be 1.23% for income after waivers and reimbursements, 1.23% after waivers, reimbursements, and fees paid indirectly, and 1.23% before waivers, reimbursements, and fees paid indirectly.
(dd)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 1.82% for income after waivers and reimbursements, 1.82% after waivers, reimbursements, and fees paid indirectly, and 1.81% before waivers, reimbursements, and fees paid indirectly.
(ee)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 1.81% for income after waivers and reimbursements, 1.81% after waivers, reimbursements, and fees paid indirectly, and 1.80% before waivers, reimbursements, and fees paid indirectly.
(ff)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 2.05% for income after waivers and reimbursements, 2.05% after waivers, reimbursements, and fees paid indirectly, and 2.04% before waivers, reimbursements, and fees paid indirectly.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Information Technology	16.9%
Financials	13.4
Health Care	12.9
Consumer Discretionary	10.7
Industrials	8.0
Exchange Traded Funds	7.5
Consumer Staples	7.4
Energy	5.3
Utilities	2.5
Materials	2.2
Telecommunication Services	2.2
Repurchase Agreements	2.0
Investment Companies	1.1
Cash and Other	7.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$1,024.28	$4.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.49	4.42
Class IB
Actual	1,000.00	1,024.28	4.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.49	4.42
Class K
Actual	1,000.00	1,025.39	3.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.74	3.16

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.88%, 0.88% and 0.63%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.7%)
Auto Components (0.2%)
BorgWarner, Inc.	15,211	$449,029
Delphi Automotive plc	19,406	1,214,815
Goodyear Tire & Rubber Co.	19,438	498,779
Johnson Controls, Inc.	46,593	2,062,206

		4,224,829

Automobiles (0.3%)
Ford Motor Co.	281,036	3,532,623
General Motors Co.	101,315	2,867,214
Harley-Davidson, Inc. (x)	13,425	608,153
Tesla Motors, Inc. (x)*	5,780	1,226,978

		8,234,968

Distributors (0.1%)
Genuine Parts Co.	10,738	1,087,223
LKQ Corp.*	22,063	699,397

		1,786,620

Diversified Consumer Services (0.3%)
Grand Canyon Education, Inc.*	149,437	5,965,525
H&R Block, Inc.	16,247	373,681

		6,339,206

Hotels, Restaurants & Leisure (1.7%)
Aramark	191,513	6,400,364
Carnival Corp.	32,456	1,434,555
Chipotle Mexican Grill, Inc.*	2,133	859,087
Darden Restaurants, Inc.	8,111	513,751
Marriott International, Inc., Class A (x)	14,133	939,279
McDonald’s Corp.	63,607	7,654,466
Norwegian Cruise Line Holdings Ltd.*	54,300	2,163,312
Panera Bread Co., Class A*	12,900	2,734,026
Royal Caribbean Cruises Ltd.	11,831	794,452
Starbucks Corp.	200,532	11,454,388
Starwood Hotels & Resorts Worldwide, Inc.	12,511	925,188
Wyndham Worldwide Corp.	7,930	564,854
Wynn Resorts Ltd.	25,079	2,273,161
Yum! Brands, Inc.	52,263	4,333,648

		43,044,531

Household Durables (1.0%)
D.R. Horton, Inc.	23,214	730,777
Garmin Ltd.	8,281	351,280
Harman International Industries, Inc.	5,113	367,216
Leggett & Platt, Inc.	9,850	503,434
Lennar Corp., Class A	49,902	2,300,482
Mohawk Industries, Inc.*	4,657	883,712
Newell Brands, Inc.	152,956	7,429,073
PulteGroup, Inc.	22,967	447,627
TRI Pointe Group, Inc.*	486,888	5,755,016
Whirlpool Corp.	30,388	5,063,856

		23,832,473

Internet & Catalog Retail (1.8%)
Amazon.com, Inc.*	31,663	$22,658,676
Expedia, Inc.	26,854	2,854,580
Netflix, Inc.*	30,859	2,822,982
Priceline Group, Inc.*	13,107	16,362,910
TripAdvisor, Inc.*	8,411	540,827

		45,239,975

Leisure Products (0.1%)
Hasbro, Inc.	8,410	706,356
Mattel, Inc.	24,672	771,987

		1,478,343

Media (2.5%)
CBS Corp. (Non-Voting), Class B	30,356	1,652,581
Charter Communications, Inc., Class A*	69,780	15,954,499
Comcast Corp., Class A	215,280	14,034,103
Discovery Communications, Inc., Class A (x)*	10,419	262,871
Discovery Communications, Inc., Class C*	16,879	402,564
Gannett Co., Inc.	117,322	1,620,217
Interpublic Group of Cos., Inc.	29,722	686,578
News Corp., Class A	26,729	303,374
News Corp., Class B	8,455	98,670
Omnicom Group, Inc.	17,107	1,394,049
Scripps Networks Interactive, Inc., Class A	45,780	2,850,721
Sirius XM Holdings, Inc. (x)*	686,865	2,713,117
TEGNA, Inc.	96,935	2,245,984
Time Warner, Inc.	56,959	4,188,765
Twenty-First Century Fox, Inc., Class A	79,338	2,146,093
Twenty-First Century Fox, Inc., Class B	29,891	814,530
Viacom, Inc., Class B	24,677	1,023,355
Walt Disney Co.	108,204	10,584,515

		62,976,586

Multiline Retail (0.3%)
Dollar General Corp.	20,469	1,924,086
Dollar Tree, Inc.*	16,926	1,595,106
Kohl’s Corp.	13,343	505,967
Macy’s, Inc.	22,087	742,344
Nordstrom, Inc. (x)	9,629	366,383
Target Corp.	42,673	2,979,429

		8,113,315

Specialty Retail (1.9%)
Advance Auto Parts, Inc.	5,360	866,337
AutoNation, Inc.*	5,431	255,148
AutoZone, Inc.*	5,666	4,497,897
Bed Bath & Beyond, Inc.	11,184	483,373
Best Buy Co., Inc.	20,755	635,103
CarMax, Inc. (x)*	14,411	706,571
Foot Locker, Inc.	10,127	555,567
Gap, Inc. (x)	16,578	351,785
Home Depot, Inc.	90,071	11,501,166
L Brands, Inc.	18,143	1,217,940
Lowe’s Cos., Inc.	64,195	5,082,318
Michaels Cos., Inc.*	269,950	7,677,378

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Office Depot, Inc.*	413,800	$1,369,678
O’Reilly Automotive, Inc.*	7,000	1,897,700
Ross Stores, Inc.	29,195	1,655,065
Signet Jewelers Ltd.	5,614	462,650
Staples, Inc.	290,912	2,507,661
Tiffany & Co. (x)	8,049	488,091
TJX Cos., Inc.	48,264	3,727,429
Tractor Supply Co.	9,937	906,056
Ulta Salon Cosmetics & Fragrance, Inc.*	4,511	1,099,060
Urban Outfitters, Inc.*	6,432	176,880

		48,120,853

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	19,805	806,856
Hanesbrands, Inc.	28,530	716,959
Michael Kors Holdings Ltd.*	12,470	617,016
NIKE, Inc., Class B	141,875	7,831,500
PVH Corp.	6,004	565,757
Ralph Lauren Corp.	4,159	372,729
Under Armour, Inc., Class A (x)*	13,295	533,528
Under Armour, Inc., Class C*	13,389	487,373
VF Corp.	24,241	1,490,579

		13,422,297

Total Consumer Discretionary		266,813,996

Consumer Staples (7.4%)
Beverages (1.2%)
Brown-Forman Corp., Class B	7,326	730,842
Coca-Cola Co.	281,955	12,781,020
Constellation Brands, Inc., Class A	12,928	2,138,291
Dr. Pepper Snapple Group, Inc.	13,382	1,293,102
Molson Coors Brewing Co., Class B	13,567	1,372,031
Monster Beverage Corp.*	10,193	1,638,117
PepsiCo, Inc.	104,572	11,078,358

		31,031,761

Food & Staples Retailing (2.2%)
Costco Wholesale Corp.	31,702	4,978,482
CVS Health Corp.	77,800	7,448,572
Kroger Co.	69,034	2,539,761
Sysco Corp.	37,759	1,915,892
Walgreens Boots Alliance, Inc.	231,135	19,246,611
Wal-Mart Stores, Inc.	253,695	18,524,809
Whole Foods Market, Inc. (x)	23,935	766,399

		55,420,526

Food Products (1.5%)
Archer-Daniels-Midland Co.	42,614	1,827,715
Campbell Soup Co. (x)	13,185	877,198
ConAgra Foods, Inc.	31,285	1,495,736
General Mills, Inc.	43,373	3,093,362
Hershey Co.	9,917	1,125,480
Hormel Foods Corp.	19,780	723,948
J.M. Smucker Co.	8,818	1,343,951
Kellogg Co.	18,096	1,477,539
Kraft Heinz Co.	43,323	3,833,219
McCormick & Co., Inc. (Non-Voting)	8,477	904,242
Mead Johnson Nutrition Co.	60,463	$5,487,017
Mondelez International, Inc., Class A	296,537	13,495,399
Tyson Foods, Inc., Class A	21,128	1,411,139

		37,095,945

Household Products (1.2%)
Church & Dwight Co., Inc.	9,225	949,160
Clorox Co.	9,182	1,270,697
Colgate-Palmolive Co.	64,354	4,710,713
Kimberly-Clark Corp.	26,016	3,576,679
Procter & Gamble Co.	246,204	20,846,093

		31,353,342

Personal Products (0.1%)
Avon Products, Inc.	98,233	371,321
Estee Lauder Cos., Inc., Class A	15,925	1,449,493

		1,820,814

Tobacco (1.2%)
Altria Group, Inc.	141,138	9,732,877
Philip Morris International, Inc.	162,581	16,537,739
Reynolds American, Inc.	59,677	3,218,381

		29,488,997

Total Consumer Staples		186,211,385

Energy (5.3%)
Energy Equipment & Services (0.8%)
Baker Hughes, Inc.	32,195	1,452,960
Diamond Offshore Drilling, Inc. (x)	4,715	114,716
Ensco plc, Class A	51,116	496,336
FMC Technologies, Inc.*	17,033	454,270
Halliburton Co.	118,069	5,347,345
Helmerich & Payne, Inc. (x)	7,458	500,656
National Oilwell Varco, Inc. (x)	27,429	922,986
Schlumberger Ltd.	129,164	10,214,289
Transocean Ltd. (x)	26,185	311,340

		19,814,898

Oil, Gas & Consumable Fuels (4.5%)
Anadarko Petroleum Corp.	37,379	1,990,432
Apache Corp.	27,192	1,513,779
Cabot Oil & Gas Corp.	33,581	864,375
Cenovus Energy, Inc. (x)	90,751	1,254,179
Chesapeake Energy Corp. (x)*	39,344	168,392
Chevron Corp.	217,346	22,784,381
Cimarex Energy Co.	7,083	845,143
Columbia Pipeline Group, Inc.	72,460	1,847,005
Concho Resources, Inc.*	9,224	1,100,146
ConocoPhillips Co.	115,594	5,039,898
Devon Energy Corp.	37,936	1,375,180
Enbridge, Inc.	39,900	1,690,164
Enterprise Products Partners LP	262,200	7,671,972
EOG Resources, Inc.	82,010	6,841,274
EQT Corp.	12,511	968,727
Exxon Mobil Corp.	300,165	28,137,467
Hess Corp.	19,398	1,165,820
Kinder Morgan, Inc.	226,107	4,232,723
Marathon Oil Corp.	61,869	928,654

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Marathon Petroleum Corp.	37,956	$1,440,810
Murphy Oil Corp. (x)	12,261	389,287
Newfield Exploration Co.*	14,435	637,738
Noble Energy, Inc.	70,299	2,521,625
Occidental Petroleum Corp.	82,362	6,223,273
ONEOK, Inc.	15,091	716,068
Phillips 66	33,840	2,684,866
Pioneer Natural Resources Co.	11,765	1,778,986
Range Resources Corp. (x)	12,710	548,309
Southwestern Energy Co. (x)*	28,894	363,486
Spectra Energy Corp.	49,576	1,815,969
Tesoro Corp.	8,725	653,677
Valero Energy Corp.	33,909	1,729,359
Williams Cos., Inc.	48,498	1,049,012

		112,972,176

Total Energy		132,787,074

Financials (13.4%)
Banks (4.4%)
Bank of America Corp.	744,326	9,877,206
BB&T Corp.	59,469	2,117,691
CIT Group, Inc.	80,900	2,581,519
Citigroup, Inc.	372,272	15,780,610
Citizens Financial Group, Inc.	334,506	6,683,430
Comerica, Inc.	12,521	514,989
Fifth Third Bancorp	55,695	979,675
Huntington Bancshares, Inc./Ohio	57,422	513,353
JPMorgan Chase & Co.	477,027	29,642,458
KeyCorp	61,305	677,420
M&T Bank Corp.	11,680	1,380,926
People’s United Financial, Inc.	23,701	347,457
PNC Financial Services Group, Inc.‡	36,123	2,940,051
Regions Financial Corp.	92,834	790,017
SunTrust Banks, Inc./Georgia	36,404	1,495,476
U.S. Bancorp	117,721	4,747,688
Umpqua Holdings Corp.	66,000	1,021,020
Wells Fargo & Co.	594,050	28,116,387
Zions Bancorp	14,149	355,564

		110,562,937

Capital Markets (1.6%)
Affiliated Managers Group, Inc.*	3,901	549,144
Ameriprise Financial, Inc.	12,061	1,083,681
Apollo Global Management LLC, Class A	306,314	4,640,657
Bank of New York Mellon Corp.	77,550	3,012,818
BlackRock, Inc.‡	9,100	3,117,023
Charles Schwab Corp.	86,624	2,192,453
E*TRADE Financial Corp.*	21,011	493,548
Franklin Resources, Inc.	27,441	915,706
Goldman Sachs Group, Inc.	50,314	7,475,654
Invesco Ltd.	73,333	1,872,925
Legg Mason, Inc.	8,294	244,590
Morgan Stanley	110,124	2,861,022
Northern Trust Corp.	15,235	1,009,471
Oaktree Capital Group LLC	135,992	6,087,002
State Street Corp.	28,836	1,554,837
T. Rowe Price Group, Inc.	17,891	1,305,506

		38,416,037

Consumer Finance (0.8%)
American Express Co.	187,495	$11,392,197
Capital One Financial Corp.	37,065	2,353,998
Discover Financial Services	67,880	3,637,689
Navient Corp.	25,978	310,437
Synchrony Financial*	106,615	2,695,227

		20,389,548

Diversified Financial Services (1.8%)
Berkshire Hathaway, Inc., Class B*	174,773	25,305,383
CME Group, Inc./Illinois	46,056	4,485,854
Intercontinental Exchange, Inc.	18,920	4,842,763
Leucadia National Corp.	23,960	415,227
Moody’s Corp.	84,269	7,896,848
Nasdaq, Inc.	8,372	541,417
S&P Global, Inc.	19,125	2,051,348

		45,538,840

Insurance (2.1%)
Aflac, Inc.	30,276	2,184,716
Allstate Corp.	27,270	1,907,536
American International Group, Inc.	81,029	4,285,624
Aon plc	64,848	7,083,347
Arthur J. Gallagher & Co.	12,756	607,186
Assurant, Inc.	4,273	368,803
Assured Guaranty Ltd.	174,900	4,437,213
Chubb Ltd.	65,941	8,619,148
Cincinnati Financial Corp.	10,688	800,424
Hartford Financial Services Group, Inc.	28,411	1,260,880
Lincoln National Corp.	17,701	686,268
Loews Corp.	19,785	812,966
Marsh & McLennan Cos., Inc.	93,320	6,388,687
MetLife, Inc.	79,054	3,148,721
Principal Financial Group, Inc.	19,144	787,010
Progressive Corp.	42,076	1,409,546
Prudential Financial, Inc.	32,150	2,293,581
Torchmark Corp.	8,159	504,389
Travelers Cos., Inc.	21,264	2,531,266
Unum Group	17,658	561,348
Willis Towers Watson plc	10,093	1,254,661
XL Group plc	21,402	712,901

		52,646,221

Real Estate Investment Trusts (REITs) (2.6%)
American Tower Corp. (REIT)	91,515	10,397,019
Apartment Investment & Management Co. (REIT), Class A	11,071	488,895
AvalonBay Communities, Inc. (REIT)	10,073	1,817,068
Boston Properties, Inc. (REIT)	11,045	1,456,836
Crown Castle International Corp. (REIT)	70,060	7,106,186
Digital Realty Trust, Inc. (REIT)	10,577	1,152,787
Equinix, Inc. (REIT)	5,073	1,966,954
Equity Residential (REIT)	26,200	1,804,656
Essex Property Trust, Inc. (REIT)	4,681	1,067,689
Extra Space Storage, Inc. (REIT)	9,329	863,306

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Federal Realty Investment Trust (REIT)	4,981	$824,605
General Growth Properties, Inc. (REIT)	41,982	1,251,903
HCP, Inc. (REIT)	33,532	1,186,362
Host Hotels & Resorts, Inc. (REIT)	55,178	894,435
Iron Mountain, Inc. (REIT)	76,490	3,046,597
Kimco Realty Corp. (REIT)	30,253	949,339
Macerich Co. (REIT)	9,308	794,810
Outfront Media, Inc. (REIT)	61,200	1,479,204
PennyMac Mortgage Investment Trust (REIT)	371,863	6,035,337
Prologis, Inc. (REIT)	72,629	3,561,726
Public Storage (REIT)	10,617	2,713,599
Realty Income Corp. (REIT) (x)	18,647	1,293,356
Simon Property Group, Inc. (REIT)	22,498	4,879,816
SL Green Realty Corp. (REIT)	7,129	759,025
UDR, Inc. (REIT)	19,718	727,989
Ventas, Inc. (REIT)	24,774	1,804,043
Vornado Realty Trust (REIT)	12,778	1,279,333
Welltower, Inc. (REIT)	26,137	1,990,855
Weyerhaeuser Co. (REIT)	54,089	1,610,230

		65,203,960

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	65,192	1,726,284

Total Financials		334,483,827

Health Care (12.9%)
Biotechnology (2.0%)
Agios Pharmaceuticals, Inc. (x)*	47,300	1,981,633
Alexion Pharmaceuticals, Inc.*	16,241	1,896,299
Amgen, Inc.	54,471	8,287,763
Biogen, Inc.*	15,926	3,851,225
Celgene Corp.*	55,960	5,519,335
Gilead Sciences, Inc.	151,171	12,610,685
Incyte Corp.*	81,500	6,518,370
Kite Pharma, Inc. (x)*	43,200	2,160,000
Regeneron Pharmaceuticals, Inc.*	5,629	1,965,816
Seattle Genetics, Inc. (x)*	64,643	2,612,224
Vertex Pharmaceuticals, Inc.*	18,022	1,550,252

		48,953,602

Health Care Equipment & Supplies (2.4%)
Abbott Laboratories	106,199	4,174,683
Baxter International, Inc.	39,984	1,808,076
Becton Dickinson and Co.	15,501	2,628,815
Boston Scientific Corp.*	96,825	2,262,800
C.R. Bard, Inc.	5,292	1,244,467
Dentsply Sirona, Inc.	17,393	1,079,062
Edwards Lifesciences Corp.*	15,470	1,542,823
Hologic, Inc.*	18,211	630,101
Intuitive Surgical, Inc.*	2,755	1,822,184
Medtronic plc	411,450	35,701,516
St. Jude Medical, Inc.	20,414	1,592,292
Stryker Corp.	22,924	2,746,983
Varian Medical Systems, Inc.*	7,059	580,462
Zimmer Biomet Holdings, Inc.	14,433	1,737,444

		59,551,708

Health Care Providers & Services (3.2%)
Aetna, Inc.	50,101	$6,118,835
AmerisourceBergen Corp.	13,284	1,053,687
Anthem, Inc.	19,140	2,513,848
Cardinal Health, Inc.	23,656	1,845,405
Centene Corp.*	79,460	5,671,060
Cigna Corp.	18,744	2,399,045
DaVita HealthCare Partners, Inc.*	54,578	4,219,971
Envision Healthcare Holdings, Inc.*	174,997	4,439,674
Express Scripts Holding Co.*	95,390	7,230,562
HCA Holdings, Inc.*	122,859	9,461,372
Henry Schein, Inc.*	5,979	1,057,087
Humana, Inc.	10,865	1,954,396
Laboratory Corp. of America Holdings*	7,587	988,358
McKesson Corp.	16,262	3,035,302
Patterson Cos., Inc.	5,949	284,898
Quest Diagnostics, Inc.	9,935	808,808
UnitedHealth Group, Inc.	187,616	26,491,379
Universal Health Services, Inc., Class B	6,693	897,531

		80,471,218

Health Care Technology (0.2%)
Cerner Corp.*	88,385	5,179,361

Life Sciences Tools & Services (1.3%)
Agilent Technologies, Inc.	23,484	1,041,750
Illumina, Inc.*	25,297	3,551,193
PerkinElmer, Inc.	7,885	413,332
Thermo Fisher Scientific, Inc.	173,980	25,707,285
Waters Corp.*	5,712	803,393

		31,516,953

Pharmaceuticals (3.8%)
AbbVie, Inc.	117,114	7,250,528
Allergan plc*	28,644	6,619,342
Bristol-Myers Squibb Co.	120,879	8,890,650
Eli Lilly & Co.	102,591	8,079,041
Endo International plc (x)*	15,040	234,474
GlaxoSmithKline plc (ADR)	125,608	5,443,851
Johnson & Johnson	199,243	24,168,176
Mallinckrodt plc*	7,780	472,868
Merck & Co., Inc.	200,751	11,565,265
Mylan N.V.*	30,910	1,336,548
Perrigo Co. plc (x)	10,421	944,872
Pfizer, Inc.	439,258	15,466,274
Phibro Animal Health Corp., Class A	210,171	3,921,791
Zoetis, Inc.	32,582	1,546,342

		95,940,022

Total Health Care		321,612,864

Industrials (8.0%)
Aerospace & Defense (2.6%)
Boeing Co.	43,364	5,631,683
General Dynamics Corp.	95,946	13,359,521
Hexcel Corp.	83,225	3,465,489
Honeywell International, Inc.	140,918	16,391,582

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
L-3 Communications Holdings, Inc.	5,533	$811,636
Lockheed Martin Corp.	18,939	4,700,091
Northrop Grumman Corp.	13,044	2,899,420
Raytheon Co.	21,554	2,930,266
Rockwell Collins, Inc.	9,210	784,139
Textron, Inc.	19,180	701,221
TransDigm Group, Inc.*	25,074	6,611,763
United Technologies Corp.	56,074	5,750,389

		64,037,200

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	10,151	753,712
Expeditors International of Washington, Inc.	13,595	666,699
FedEx Corp.	18,081	2,744,334
United Parcel Service, Inc., Class B	75,679	8,152,142

		12,316,887

Airlines (0.3%)
Alaska Air Group, Inc.	8,994	524,260
American Airlines Group, Inc.	41,862	1,185,113
Delta Air Lines, Inc.	56,120	2,044,452
Southwest Airlines Co.	45,996	1,803,503
United Continental Holdings, Inc.*	24,280	996,451

		6,553,779

Building Products (0.1%)
Allegion plc	6,654	461,987
Fortune Brands Home & Security, Inc.	11,111	644,105
Masco Corp.	23,688	732,907

		1,838,999

Commercial Services & Supplies (0.6%)
Cintas Corp.	6,392	627,247
Covanta Holding Corp.	166,254	2,734,878
Pitney Bowes, Inc.	14,112	251,194
Rentokil Initial plc	1,713,203	4,418,318
Republic Services, Inc.	16,786	861,290
Stericycle, Inc.*	6,163	641,691
Tyco International plc	31,036	1,322,134
Waste Connections, Inc.	39,063	2,814,489
Waste Management, Inc.	29,848	1,978,027

		15,649,268

Construction & Engineering (0.0%)
Fluor Corp.	10,213	503,297
Jacobs Engineering Group, Inc.*	8,575	427,121
Quanta Services, Inc.*	12,303	284,445

		1,214,863

Electrical Equipment (0.4%)
Acuity Brands, Inc.	3,070	761,237
AMETEK, Inc.	17,250	797,467
Eaton Corp. plc	94,949	5,671,304
Emerson Electric Co.	46,360	2,418,138
Rockwell Automation, Inc.	9,294	1,067,137

		10,715,283

Industrial Conglomerates (1.5%)
3M Co.	43,923	$7,691,796
Danaher Corp.	85,126	8,597,726
General Electric Co.	665,975	20,964,893
Roper Technologies, Inc.	7,276	1,240,994

		38,495,409

Machinery (1.0%)
Allison Transmission Holdings, Inc.	106,845	3,016,234
Caterpillar, Inc.	42,499	3,221,849
Cummins, Inc.	31,188	3,506,779
Deere & Co. (x)	21,594	1,749,978
Dover Corp.	11,323	784,910
Flowserve Corp.	9,251	417,868
IDEX Corp.	24,137	1,981,648
Illinois Tool Works, Inc.	23,230	2,419,637
Ingersoll-Rand plc	18,941	1,206,163
PACCAR, Inc.	25,328	1,313,763
Parker-Hannifin Corp.	9,717	1,049,922
Pentair plc	12,870	750,192
Snap-on, Inc.	4,204	663,475
Stanley Black & Decker, Inc.	10,882	1,210,296
Xylem, Inc.	13,329	595,140

		23,887,854

Professional Services (0.3%)
Dun & Bradstreet Corp.	2,744	334,329
Equifax, Inc.	8,698	1,116,823
Nielsen Holdings plc	88,461	4,597,318
Robert Half International, Inc.	9,938	379,234
Verisk Analytics, Inc.*	10,879	882,070

		7,309,774

Road & Rail (0.6%)
Canadian National Railway Co.	33,200	1,960,792
CSX Corp.	69,429	1,810,708
J.B. Hunt Transport Services, Inc.	6,516	527,340
Kansas City Southern	7,553	680,450
Norfolk Southern Corp.	21,478	1,828,422
Ryder System, Inc.	4,030	246,394
Union Pacific Corp.	95,814	8,359,772

		15,413,878

Trading Companies & Distributors (0.1%)
Fastenal Co. (x)	20,425	906,666
United Rentals, Inc.*	6,702	449,704
W.W. Grainger, Inc. (x)	4,072	925,362

		2,281,732

Total Industrials		199,714,926

Information Technology (16.9%)
Communications Equipment (0.7%)
Cisco Systems, Inc.	364,319	10,452,312
F5 Networks, Inc.*	5,055	575,461
Harris Corp.	9,025	753,046
Juniper Networks, Inc.	25,578	575,250
Motorola Solutions, Inc.	11,232	740,975
Nokia Oyj	547,016	3,112,501

		16,209,545

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	22,191	$1,272,210
CDW Corp.	82,892	3,322,311
Corning, Inc.	79,575	1,629,696
FLIR Systems, Inc.	9,812	303,681
Jabil Circuit, Inc.	176,683	3,263,335
TE Connectivity Ltd.	25,897	1,478,978
Trimble Navigation Ltd.*	50,000	1,218,000

		12,488,211

Internet Software & Services (3.7%)
Akamai Technologies, Inc.*	12,988	726,419
Alphabet, Inc., Class A*	23,937	16,840,397
Alphabet, Inc., Class C*	56,851	39,346,577
eBay, Inc.*	76,529	1,791,544
Facebook, Inc., Class A*	235,906	26,959,338
Marin Software, Inc.*	301,682	708,953
VeriSign, Inc. (x)*	49,479	4,277,954
Yahoo!, Inc.*	63,837	2,397,718

		93,048,900

IT Services (2.7%)
Accenture plc, Class A	74,916	8,487,234
Alliance Data Systems Corp.*	4,372	856,562
Automatic Data Processing, Inc.	32,976	3,029,505
Broadridge Financial Solutions, Inc.	94,925	6,189,110
Cognizant Technology Solutions Corp., Class A*	77,509	4,436,615
CSRA, Inc.	10,579	247,866
Fidelity National Information Services, Inc.	20,224	1,490,104
Fiserv, Inc.*	16,054	1,745,551
Global Payments, Inc.	11,367	811,376
International Business Machines Corp.	63,984	9,711,492
Jack Henry & Associates, Inc.	28,559	2,492,344
MasterCard, Inc., Class A	95,057	8,370,719
Paychex, Inc.	23,107	1,374,867
PayPal Holdings, Inc.*	80,205	2,928,285
Teradata Corp.*	9,568	239,870
Total System Services, Inc.	12,278	652,085
Visa, Inc., Class A	190,533	14,131,833
Western Union Co.	36,889	707,531
Xerox Corp.	69,205	656,755

		68,559,704

Semiconductors & Semiconductor Equipment (3.0%)
Analog Devices, Inc.	50,105	2,837,947
Applied Materials, Inc.	78,870	1,890,514
ARM Holdings plc (ADR) (x)	25,800	1,174,158
ASML Holding N.V. (N.Y. Shares)	43,541	4,319,703
Broadcom Ltd.	147,954	22,992,052
First Solar, Inc.*	5,752	278,857
Intel Corp.	341,848	11,212,614
KLA-Tencor Corp.	11,479	840,837
Lam Research Corp. (x)	11,601	975,180
Linear Technology Corp.	17,482	813,437
Microchip Technology, Inc. (x)	16,024	813,378
Micron Technology, Inc.*	75,760	1,042,458
NVIDIA Corp.	36,843	1,731,989
ON Semiconductor Corp.*	291,154	$2,567,978
Qorvo, Inc.*	9,478	523,754
QUALCOMM, Inc.	106,322	5,695,670
Skyworks Solutions, Inc.	14,033	888,008
SolarEdge Technologies, Inc. (x)*	94,926	1,860,550
Texas Instruments, Inc.	191,515	11,998,415
Xilinx, Inc.	18,052	832,739

		75,290,238

Software (3.1%)
Activision Blizzard, Inc.	246,219	9,757,659
Adobe Systems, Inc.*	36,326	3,479,667
Autodesk, Inc.*	16,008	866,673
CA, Inc.	21,723	713,166
Citrix Systems, Inc.*	11,272	902,774
Electronic Arts, Inc.*	22,063	1,671,493
Intuit, Inc.	18,513	2,066,236
Microsoft Corp.	806,745	41,281,142
Mobileye N.V. (x)*	18,500	853,590
Oracle Corp.	225,335	9,222,962
Red Hat, Inc.*	13,027	945,760
salesforce.com, Inc.*	46,119	3,662,310
Symantec Corp.	43,967	903,082
Tableau Software, Inc., Class A*	14,300	699,556

		77,026,070

Technology Hardware, Storage & Peripherals (3.2%)
Apple, Inc.	638,449	61,035,724
EMC Corp.	140,354	3,813,418
Hewlett Packard Enterprise Co.	173,326	3,166,666
HP, Inc.	690,376	8,664,219
NetApp, Inc.	63,497	1,561,391
Seagate Technology plc (x)	22,008	536,115
Western Digital Corp.	19,807	936,079

		79,713,612

Total Information Technology		422,336,280

Materials (2.2%)
Chemicals (1.6%)
Air Products and Chemicals, Inc.	14,233	2,021,655
Albemarle Corp.	8,133	645,028
CF Industries Holdings, Inc.	16,265	391,986
Dow Chemical Co.	81,296	4,041,224
E.I. du Pont de Nemours & Co.	62,836	4,071,773
Eastman Chemical Co.	10,845	736,376
Ecolab, Inc.	19,204	2,277,594
FMC Corp.	10,215	473,057
International Flavors & Fragrances, Inc.	71,426	9,004,676
LyondellBasell Industries N.V., Class A	24,925	1,854,918
Monsanto Co.	75,089	7,764,953
Mosaic Co.	25,861	677,041
PPG Industries, Inc.	19,230	2,002,805
Praxair, Inc.	33,881	3,807,886
Sherwin-Williams Co.	5,772	1,695,063

		41,466,035

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	4,616	886,272
Vulcan Materials Co.	9,794	1,178,806

		2,065,078

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Containers & Packaging (0.2%)
Avery Dennison Corp.	6,443	$481,614
Ball Corp.	12,604	911,143
International Paper Co.	29,338	1,243,344
Owens-Illinois, Inc.*	12,457	224,351
Sealed Air Corp.	14,243	654,751
WestRock Co.	18,470	717,929

		4,233,132

Metals & Mining (0.3%)
Alcoa, Inc.	96,180	891,589
Allegheny Technologies, Inc. (x)	49,687	633,509
Barrick Gold Corp.	23,356	498,651
Freeport-McMoRan, Inc. (x)	111,904	1,246,610
Newmont Mining Corp.	37,622	1,471,773
Nucor Corp.	38,437	1,899,172

		6,641,304

Total Materials		54,405,549

Telecommunication Services (2.2%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	445,915	19,267,987
CenturyLink, Inc.	38,906	1,128,663
Frontier Communications Corp. (x)	81,724	403,717
Level 3 Communications, Inc.*	21,345	1,099,054
Verizon Communications, Inc.	330,992	18,482,593
Vivendi S.A.	244,480	4,632,202
Zayo Group Holdings, Inc.*	98,409	2,748,563

		47,762,779

Wireless Telecommunication Services (0.3%)
China Mobile Ltd.	295,500	3,413,050
T-Mobile US, Inc.*	64,272	2,781,050

		6,194,100

Total Telecommunication Services		53,956,879

Utilities (2.5%)
Electric Utilities (1.6%)
Alliant Energy Corp.	16,458	653,383
American Electric Power Co., Inc.	35,398	2,481,046
Duke Energy Corp.	49,623	4,257,157
Edison International	23,487	1,824,235
Entergy Corp.	13,162	1,070,729
Eversource Energy	22,860	1,369,314
Exelon Corp.	66,313	2,411,141
FirstEnergy Corp.	31,057	1,084,200
ITC Holdings Corp.	218,121	10,212,425
NextEra Energy, Inc.	33,516	4,370,486
PG&E Corp.	35,526	2,270,822
Pinnacle West Capital Corp.	8,287	671,744
PPL Corp.	49,578	1,871,570
Southern Co.	67,953	3,644,319
Xcel Energy, Inc.	36,540	1,636,261

		39,828,832

Gas Utilities (0.0%)
AGL Resources, Inc.	8,426	$555,863

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	193,648	2,416,727
NRG Energy, Inc.	23,715	355,488

		2,772,215

Multi-Utilities (0.7%)
Ameren Corp.	17,796	953,510
CenterPoint Energy, Inc.	30,289	726,936
CMS Energy Corp.	20,213	926,968
Consolidated Edison, Inc.	22,024	1,771,611
Dominion Resources, Inc.	44,619	3,477,159
DTE Energy Co.	13,238	1,312,151
NiSource, Inc.	23,020	610,490
Public Service Enterprise Group, Inc.	36,507	1,701,591
SCANA Corp.	10,374	784,897
Sempra Energy	32,353	3,688,889
TECO Energy, Inc.	16,864	466,121
WEC Energy Group, Inc.	22,754	1,485,836

		17,906,159

Water Utilities (0.1%)
American Water Works Co., Inc.	12,800	1,081,728

Total Utilities		62,144,797

Total Common Stocks (81.5%) (Cost $1,481,496,846)		2,034,467,577

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(7.5%)
iShares® Core S&P 500 ETF	266,144	56,076,541
iShares® Morningstar Large-Cap ETF	218,302	26,798,754
iShares® Morningstar Large-Cap Growth ETF	56,398	6,603,078
iShares® Morningstar Large-Cap Value ETF	29,663	2,572,079
iShares® Russell 1000 ETF (x)	253,599	29,645,723
iShares® Russell 1000 Growth ETF	70,097	7,034,935
iShares® Russell 1000 Value ETF	44,225	4,566,673
iShares® S&P 100 ETF (x)	56,815	5,278,113
iShares® S&P 500 Growth ETF (x)	54,048	6,300,916
iShares® S&P 500 Value ETF	37,446	3,478,733
Vanguard Growth ETF	55,600	5,960,320
Vanguard Large-Cap ETF (x)	305,413	29,289,107
Vanguard Value ETF	43,800	3,722,562

Total Investment Companies (7.5%) (Cost $134,005,616)		187,327,534

SHORT-TERM INVESTMENTS:
Investment Company (1.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	28,195,561	28,195,561

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.0%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $4,000,050, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $4,080,001. (xx)	$4,000,000	$4,000,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $2,600,030, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $2,652,004. (xx)	2,600,000	2,600,000
HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $2,000,021, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-2/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $2,040,041. (xx)	2,000,000	2,000,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $5,000,050, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $5,100,023. (xx)	5,000,000	5,000,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $5,130,208, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $5,232,752. (xx)	5,130,148	5,130,148
Natixis, 0.600%, dated 6/30/16, due 7/1/16, repurchase price $4,000,067, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50 ; total market value $4,080,068. (xx)	4,000,000	4,000,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $3,000,040, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $3,060,041. (xx)	3,000,000	3,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $3,000,033, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $3,060,000. (xx)	$3,000,000	$3,000,000
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $3,000,033, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $3,060,007. (xx)	3,000,000	3,000,000
RBS Securities, Inc., 0.400%, dated 6/30/16, due 7/5/16, repurchase price $3,000,167, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-6.125%, maturing 2/28/17-5/15/44; total market value $3,060,058. (xx)	3,000,000	3,000,000
Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $1,000,047, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 12/8/16-2/15/37; total market value $1,020,000. (xx)	1,000,000	1,000,000
Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $5,000,233, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.250%, maturing 6/30/17-5/15/44; total market value $5,100,001. (xx)	5,000,000	5,000,000
Societe Generale S.A., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $9,000,100, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 10/31/16-2/15/46; total market value $9,180,000. (xx)	9,000,000	9,000,000

Total Repurchase Agreements		49,730,148

Total Short-Term Investments (3.1%) (Cost $77,925,709)		77,925,709

Total Investments (92.1%) (Cost $1,693,428,171)		2,299,720,820
Other Assets Less Liabilities (7.9%)		196,624,390

Net Assets (100%)		$2,496,345,210

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $49,238,949. This was secured by collateral of $49,730,148 which was received as cash and subsequently invested in short-term investments currently valued at $49,730,148, as reported in the Portfolio of Investments, and $645,690 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 5.375%, maturing 7/14/16-11/15/45.

Glossary:

ADR	— American Depositary Receipt

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)
BlackRock, Inc.	$3,299,639	$—	$212,331	$3,117,023	$42,599	$(16,316)
PNC Financial Services Group, Inc.	3,708,989	—	272,703	2,940,051	38,344	(30,547)

	$7,008,628	$—	$485,034	$6,057,074	$80,943	$(46,863)

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	2,220	September-16	$233,460,050	$232,012,200	$(1,447,850)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$266,813,996	$—	$—	$266,813,996
Consumer Staples	186,211,385	—	—	186,211,385
Energy	132,787,074	—	—	132,787,074
Financials	334,483,827	—	—	334,483,827
Health Care	321,612,864	—	—	321,612,864
Industrials	195,296,608	4,418,318	—	199,714,926
Information Technology	419,223,779	3,112,501	—	422,336,280
Materials	54,405,549	—	—	54,405,549
Telecommunication Services	45,911,627	8,045,252	—	53,956,879
Utilities	62,144,797	—	—	62,144,797
Investment Companies
Exchange Traded Funds (ETFs)	187,327,534	—	—	187,327,534

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Companies	$28,195,561	$—	$—	$28,195,561
Repurchase Agreements	—	49,730,148	—	49,730,148

Total Assets	$2,234,414,601	$65,306,219	$—	$2,299,720,820

Liabilities:
Futures	$(1,447,850)	$—	$—	$(1,447,850)

Total Liabilities	$(1,447,850)	$—	$—	$(1,447,850)

Total	$2,232,966,751	$65,306,219	$—	$2,298,272,970

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(1,447,850	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$7,788,649

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$285,237

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $231,435,000 during the six months ended June 30, 2016.

See Notes to Financial Statements.

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AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$4,000,000	$—	$4,000,000	$(4,000,000)	$—
Deutsche Bank AG	2,600,000	—	2,600,000	(2,600,000)	—
HSBC Securities, Inc.	7,000,000	—	7,000,000	(7,000,000)	—
Merrill Lynch PFS, Inc.	5,130,148	—	5,130,148	(5,130,148)	—
Natixis	7,000,000	—	7,000,000	(7,000,000)	—
Nomura Securities Co., Ltd.	3,000,000	—	3,000,000	(3,000,000)	—
RBS Securities, Inc.	6,000,000	—	6,000,000	(6,000,000)	—
Societe Generale S.A	15,000,000	—	15,000,000	(15,000,000)	—

Total	$49,730,148	$—	$49,730,148	$(49,730,148)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 8%)*	$184,381,704
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 1%)*	$330,235,285

*	During the period ended June 30, 2016, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$655,786,550
Aggregate gross unrealized depreciation	(54,449,267)

Net unrealized appreciation	$601,337,283

Federal income tax cost of investments	$1,698,383,537

For the six months ended June 30, 2016, the Portfolio incurred approximately $1,723 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

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AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $4,096,525)	$6,057,074
Unaffiliated Issuers (Cost $1,639,601,498)	2,243,933,598
Repurchase Agreements (Cost $49,730,148)	49,730,148
Cash	234,498,870
Foreign cash (Cost $7)	7
Cash held as collateral at broker	9,362,600
Receivable for securities sold	6,410,858
Dividends, interest and other receivables	2,944,504
Due from broker for futures variation margin	2,607,820
Receivable from Separate Accounts for Trust shares sold	469,291
Due from Custodian	271,447
Security lending income receivable	26,778
Other assets	28,094

Total assets	2,556,341,089

LIABILITIES
Payable on return of securities loaned	49,730,148
Payable for securities purchased	7,679,926
Investment management fees payable	980,589
Payable to Separate Accounts for Trust shares redeemed	794,420
Distribution fees payable – Class IB	331,961
Administrative fees payable	256,299
Trustees’ fees payable	25,697
Distribution fees payable – Class IA	877
Accrued expenses	195,962

Total liabilities	59,995,879

NET ASSETS	$2,496,345,210

Net assets were comprised of:
Paid in capital	$1,918,487,316
Accumulated undistributed net investment income (loss)	15,616,835
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(42,597,439)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	604,838,498

Net assets	$2,496,345,210

Class IA
Net asset value, offering and redemption price per share, $4,306,186 / 464,183 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.28

Class IB
Net asset value, offering and redemption price per share, $1,622,541,420 / 174,869,780 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.28

Class K
Net asset value, offering and redemption price per share, $869,497,604 / 93,618,881 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.29

(x)	Includes value of securities on loan of $49,238,949.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends ($80,943 of dividend income received from affiliates) (net of $121,047 foreign withholding tax)	$24,240,494
Interest	258,324
Securities lending (net)	64,516

Total income	24,563,334

EXPENSES
Investment management fees	5,999,884
Distribution fees – Class IB	1,993,018
Administrative fees	1,536,874
Printing and mailing expenses	84,690
Custodian fees	71,574
Professional fees	61,492
Trustees’ fees	31,984
Distribution fees – Class IA	5,166
Miscellaneous	29,104

Gross expenses	9,813,786
Less: Waiver from investment manager	(122,270)

Net expenses	9,691,516

NET INVESTMENT INCOME (LOSS)	14,871,818

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($(46,863) of realized gain (loss) from affiliates)	(16,942,850)
Futures	7,788,649
Foreign currency transactions	6,278

Net realized gain (loss)	(9,147,923)

Change in unrealized appreciation (depreciation) on:
Investments ($(466,520) of change in unrealized appreciation (depreciation) from affiliates)	50,914,201
Futures	285,237
Foreign currency translations	(555)

Net change in unrealized appreciation (depreciation)	51,198,883

NET REALIZED AND UNREALIZED GAIN (LOSS)	42,050,960

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$56,922,778

See Notes to Financial Statements.

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AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$14,871,818	$27,800,264
Net realized gain (loss) on investments, futures and foreign currency transactions	(9,147,923)	122,905,609
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	51,198,883	(135,199,091)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	56,922,778	15,506,782

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(43,276)
Class IB	—	(16,427,968)
Class K	—	(10,803,284)

	—	(27,274,528)

Distributions from net realized capital gains
Class IA	—	(66,548)
Class IB	—	(25,440,538)
Class K	—	(13,261,815)

	—	(38,768,901)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(66,043,429)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 19,199 and 30,807 shares, respectively ]	174,452	287,348
Capital shares issued in reinvestment of dividends and distributions [ 0 and 12,362 shares, respectively ]	—	109,824
Capital shares repurchased [ (30,676) and (144,164) shares, respectively ]	(273,728)	(1,358,256)

Total Class IA transactions	(99,276)	(961,084)

Class IB
Capital shares sold [ 1,132,581 and 2,594,839 shares, respectively ]	9,977,610	24,200,399
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,711,953 shares, respectively ]	—	41,868,506
Capital shares repurchased [ (13,312,802) and (26,050,797) shares, respectively ]	(117,727,293)	(243,151,862)

Total Class IB transactions	(107,749,683)	(177,082,957)

Class K
Capital shares sold [ 1,369,180 and 351,963 shares, respectively ]	11,642,043	3,261,145
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,708,312 shares, respectively ]	—	24,065,099
Capital shares repurchased [ (5,712,389) and (10,765,898) shares, respectively ]	(50,520,578)	(100,673,342)

Total Class K transactions	(38,878,535)	(73,347,098)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(146,727,494)	(251,391,139)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(89,804,716)	(301,927,786)
NET ASSETS:
Beginning of period	2,586,149,926	2,888,077,712

End of period (a)	$2,496,345,210	$2,586,149,926

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$15,616,835	$745,017

See Notes to Financial Statements.

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AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (ad)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IA		2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.06	$9.25	$8.71	$6.92	$6.60	$7.22

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.08	0.06	0.06	0.08	0.08
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.17	(0.04)	0.94	2.12	0.90	(0.38)

Total from investment operations	0.22	0.04	1.00	2.18	0.98	(0.30)

Less distributions:
Dividends from net investment income	—	(0.09)	(0.06)	(0.04)	(0.08)	(0.09)
Distributions from net realized gains	—	(0.14)	(0.40)	(0.35)	(0.58)	(0.23)

Total dividends and distributions	—	(0.23)	(0.46)	(0.39)	(0.66)	(0.32)

Net asset value, end of period	$9.28	$9.06	$9.25	$8.71	$6.92	$6.60

Total return (b)	2.43%	0.45%	11.56%	31.62%	14.92%	(4.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,306	$4,308	$5,337	$1,161	$906	$789
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.88%	0.88%	0.89%	0.93%	0.96%	0.69%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.88%	0.88%	0.89%	0.93%	0.96%	0.69%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.89%	0.88%	0.89%	0.93%	0.96%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.13%	0.90%	0.71%	0.76%	1.08%	1.10%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.13%	0.90%	0.71%	0.76%	1.09%	1.11%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.12%	0.90%	0.71%	0.76%	1.08%	1.09%
Portfolio turnover rate (z)^	8%	31%	21%	46%	24%	29%

See Notes to Financial Statements.

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AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (ad)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IB		2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.06	$9.26	$8.71	$6.92	$6.60	$7.22

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.09	0.07	0.06	0.08	0.08
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.17	(0.06)	0.94	2.12	0.90	(0.39)

Total from investment operations	0.22	0.03	1.01	2.18	0.98	(0.31)

Less distributions:
Dividends from net investment income	—	(0.09)	(0.06)	(0.04)	(0.08)	(0.08)
Distributions from net realized gains	—	(0.14)	(0.40)	(0.35)	(0.58)	(0.23)

Total dividends and distributions	—	(0.23)	(0.46)	(0.39)	(0.66)	(0.31)

Net asset value, end of period	$9.28	$9.06	$9.26	$8.71	$6.92	$6.60

Total return (b)	2.43%	0.34%	11.68%	31.61%	14.92%	(4.24)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,622,541	$1,694,587	$1,904,860	$1,953,737	$168,607	$161,281
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.88%	0.88%	0.89%	0.93%	0.96%	0.94	%(c)
After waivers, reimbursements and fees paid indirectly (a)(f)	0.88%	0.88%	0.89%	0.93%	0.96%	0.94%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.89%	0.88%	0.89%	0.93%	0.96%	0.95	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.13%	0.92%	0.79%	0.72%	1.08%	1.04%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.13%	0.92%	0.79%	0.72%	1.08%	1.05%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.12%	0.92%	0.79%	0.72%	1.08%	1.04%
Portfolio turnover rate (z)^	8%	31%	21%	46%	24%	29%

See Notes to Financial Statements.

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AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (ad)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				August 26, 2011* to December 31, 2011
Class K		2015	2014	2013	2012
Net asset value, beginning of period	$9.06	$9.25	$8.71	$6.92	$6.60	$6.49

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.11	0.09	0.08	0.10	0.04
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.17	(0.05)	0.94	2.12	0.90	0.26

Total from investment operations	0.23	0.06	1.03	2.20	1.00	0.30

Less distributions:
Dividends from net investment income	—	(0.11)	(0.09)	(0.06)	(0.10)	(0.09)
Distributions from net realized gains	—	(0.14)	(0.40)	(0.35)	(0.58)	(0.10)

Total dividends and distributions	—	(0.25)	(0.49)	(0.41)	(0.68)	(0.19)

Net asset value, end of period	$9.29	$9.06	$9.25	$8.71	$6.92	$6.60

Total return (b)	2.54%	0.70%	11.84%	31.95%	15.21%	4.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$869,498	$887,254	$977,881	$456,889	$391,301	$395,001
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.63%	0.63%	0.64%	0.68%	0.71%	0.71%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.63%	0.63%	0.64%	0.68%	0.71%	0.70%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.64%	0.63%	0.64%	0.68%	0.71%	0.71%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.38%	1.17%	1.00%	1.01%	1.33%	1.73%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.38%	1.17%	1.00%	1.01%	1.33%	1.73%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.37%	1.17%	1.00%	1.01%	1.33%	1.73%
Portfolio turnover rate (z)^	8%	31%	21%	46%	24%	29%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(ad)	On June 20, 2014, this Portfolio received, through a merger transaction, the assets and liabilities of the Multimanager Large Cap Core Equity Portfolio. Information prior to the period ended June 20, 2014 represents the results of operations of the AXA Large Cap Core Managed Volatility Portfolio.

See Notes to Financial Statements.

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Information Technology	25.6%
Consumer Discretionary	16.9
Health Care	13.8
Consumer Staples	8.5
Industrials	8.2
Exchange Traded Funds	7.7
Investment Companies	7.6
Financials	5.1
Repurchase Agreements	3.0
Materials	2.4
Telecommunication Services	0.9
Energy	0.6
Utilities	0.0 #
Cash and Other	(0.3)

100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$1,001.46	$4.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.64	4.26
Class IB
Actual	1,000.00	1,001.87	4.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.64	4.26
Class K
Actual	1,000.00	1,002.92	2.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.89	3.01

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.85%, 0.85% and 0.60%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.9%)
Auto Components (0.3%)
BorgWarner, Inc.	64,169	$1,894,269
Delphi Automotive plc	100,696	6,303,569
Gentex Corp.	44,256	683,755
Johnson Controls, Inc.	47,428	2,099,163
Lear Corp.	14,818	1,507,880
Visteon Corp.	8,248	542,801

		13,031,437

Automobiles (0.4%)
Ferrari N.V. (x)	48,430	1,982,240
Harley-Davidson, Inc. (x)	43,891	1,988,263
Tesla Motors, Inc. (x)*	55,233	11,724,861
Thor Industries, Inc.	11,699	757,393

		16,452,757

Distributors (0.1%)
Genuine Parts Co.	33,611	3,403,114
LKQ Corp.*	73,973	2,344,944
Pool Corp.	9,779	919,519

		6,667,577

Diversified Consumer Services (0.2%)
Service Corp. International	44,956	1,215,610
ServiceMaster Global Holdings, Inc.*	221,752	8,825,730

		10,041,340

Hotels, Restaurants & Leisure (3.1%)
Aramark	25,299	845,493
Brinker International, Inc.	13,732	625,218
Chipotle Mexican Grill, Inc.*	6,880	2,770,989
Choice Hotels International, Inc.	5,479	260,910
Darden Restaurants, Inc.	28,240	1,788,722
Domino’s Pizza, Inc.	12,153	1,596,661
Dunkin’ Brands Group, Inc.	22,042	961,472
Extended Stay America, Inc.	2,462	36,807
Hilton Worldwide Holdings, Inc.	223,085	5,026,105
Hyatt Hotels Corp., Class A (x)*	324	15,921
Las Vegas Sands Corp.	133,495	5,805,698
Marriott International, Inc., Class A (x)	86,767	5,766,535
McDonald’s Corp.	283,017	34,058,266
MGM Resorts International*	233,845	5,291,912
Norwegian Cruise Line Holdings Ltd.*	3,585	142,826
Panera Bread Co., Class A*	5,444	1,153,801
Royal Caribbean Cruises Ltd.	27,400	1,839,910
Six Flags Entertainment Corp.	17,429	1,010,010
Starbucks Corp.	565,466	32,299,418
Starwood Hotels & Resorts Worldwide, Inc.	24,220	1,791,069
Vail Resorts, Inc. (x)	61,051	8,439,080
Wendy’s Co.	28,996	278,941
Wyndham Worldwide Corp.	26,889	1,915,303
Wynn Resorts Ltd. (x)	17,690	1,603,422
Yum! Brands, Inc.	305,990	25,372,691

		140,697,180

Household Durables (0.4%)
CalAtlantic Group, Inc.	2,226	$81,717
D.R. Horton, Inc.	44,892	1,413,200
Harman International Industries, Inc.	7,899	567,306
Leggett & Platt, Inc.	31,918	1,631,329
Lennar Corp., Class A	22,871	1,054,353
Lennar Corp., Class B (x)	1,063	39,597
Mohawk Industries, Inc.*	11,824	2,243,722
Newell Brands, Inc.	106,631	5,179,068
NVR, Inc.*	848	1,509,728
PulteGroup, Inc.	24,798	483,313
Tempur Sealy International, Inc. (x)*	12,897	713,462
Toll Brothers, Inc.*	17,604	473,724
Tupperware Brands Corp.	12,165	684,646
Whirlpool Corp.	1,772	295,286

		16,370,451

Internet & Catalog Retail (4.5%)
Amazon.com, Inc.*	213,120	152,512,935
Ctrip.com International Ltd. (ADR) (x)*	14,600	601,520
Expedia, Inc.	28,944	3,076,747
Groupon, Inc. (x)*	91,831	298,451
Liberty Interactive Corp. QVC Group*	60,591	1,537,194
Liberty Ventures*	5,998	222,346
Netflix, Inc.*	153,513	14,043,369
Priceline Group, Inc.*	25,657	32,030,455
TripAdvisor, Inc.*	27,604	1,774,937

		206,097,954

Leisure Products (0.1%)
Brunswick Corp.	17,837	808,373
Hasbro, Inc.	27,235	2,287,468
Mattel, Inc.	82,693	2,587,464
Polaris Industries, Inc. (x)	14,585	1,192,469
Vista Outdoor, Inc.*	2,319	110,686

		6,986,460

Media (3.0%)
AMC Networks, Inc., Class A*	14,476	874,640
Cable One, Inc.	1,137	581,473
CBS Corp. (Non-Voting), Class B	97,982	5,334,140
Charter Communications, Inc., Class A*	48,760	11,148,486
Cinemark Holdings, Inc.	185,593	6,766,721
Clear Channel Outdoor Holdings, Inc., Class A	3,953	24,588
Comcast Corp., Class A	541,744	35,316,291
Discovery Communications, Inc., Class A (x)*	32,821	828,074
Discovery Communications, Inc., Class C*	53,029	1,264,742
DISH Network Corp., Class A*	41,070	2,152,068
Interpublic Group of Cos., Inc.	96,289	2,224,276
Lions Gate Entertainment Corp. (x)	14,630	295,965
Live Nation Entertainment, Inc.*	18,139	426,267

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Madison Square Garden Co., Class A*	471	$81,252
Omnicom Group, Inc.	57,558	4,690,401
Regal Entertainment Group, Class A (x)	5,522	121,705
Scripps Networks Interactive, Inc., Class A	19,959	1,242,847
Sirius XM Holdings, Inc. (x)*	431,539	1,704,579
Starz, Class A*	20,573	615,544
Time Warner, Inc.	125,538	9,232,065
Tribune Media Co., Class A (x)	1,467	57,477
Twenty-First Century Fox, Inc., Class A	204,270	5,525,503
Twenty-First Century Fox, Inc., Class B	91,850	2,502,913
Viacom, Inc., Class A	1,865	86,573
Viacom, Inc., Class B	73,737	3,057,873
Walt Disney Co.	401,525	39,277,176

		135,433,639

Multiline Retail (0.4%)
Dollar General Corp.	143,362	13,476,028
Dollar Tree, Inc.*	54,964	5,179,807
Nordstrom, Inc. (x)	30,026	1,142,489
Target Corp.	15,484	1,081,093

		20,879,417

Specialty Retail (3.1%)
Advance Auto Parts, Inc.	17,127	2,768,237
AutoNation, Inc.*	6,256	293,907
AutoZone, Inc.*	13,047	10,357,230
Bed Bath & Beyond, Inc.	3,783	163,501
Burlington Stores, Inc.*	9,752	650,556
Cabela’s, Inc.*	1,452	72,687
CarMax, Inc. (x)*	46,852	2,297,154
Dick’s Sporting Goods, Inc.	16,546	745,563
Foot Locker, Inc.	29,411	1,613,487
Gap, Inc. (x)	3,450	73,209
Home Depot, Inc.	418,095	53,386,551
L Brands, Inc.	10,640	714,263
Lowe’s Cos., Inc.	289,074	22,885,989
Michaels Cos., Inc.*	17,311	492,325
Murphy USA, Inc.*	5,451	404,246
O’Reilly Automotive, Inc.*	43,710	11,849,781
Ross Stores, Inc.	150,095	8,508,885
Sally Beauty Holdings, Inc.*	35,856	1,054,525
Signet Jewelers Ltd.	17,360	1,430,638
TJX Cos., Inc.	160,291	12,379,274
Tractor Supply Co.	78,344	7,143,406
Ulta Salon Cosmetics & Fragrance, Inc.*	14,191	3,457,495
Urban Outfitters, Inc.*	16,850	463,375
Williams-Sonoma, Inc. (x)	21,421	1,116,677

		144,322,961

Textiles, Apparel & Luxury Goods (1.3%)
adidas AG (ADR)	193,502	13,872,158
Carter’s, Inc.	11,929	1,270,081
Coach, Inc.	150,450	6,129,333
Hanesbrands, Inc.	232,083	5,832,246
Kate Spade & Co.*	30,953	637,941
lululemon athletica, Inc. (x)*	23,535	1,738,295
Michael Kors Holdings Ltd.*	41,610	$2,058,863
NIKE, Inc., Class B	321,855	17,766,396
Ralph Lauren Corp.	919	82,361
Skechers USA, Inc., Class A*	31,610	939,449
Under Armour, Inc., Class A (x)*	44,360	1,780,167
Under Armour, Inc., Class C*	44,879	1,633,580
VF Corp.	82,583	5,078,029

		58,818,899

Total Consumer Discretionary		775,800,072

Consumer Staples (8.5%)
Beverages (3.6%)
Brown-Forman Corp., Class A	6,335	684,370
Brown-Forman Corp., Class B	22,743	2,268,842
Coca-Cola Co.	946,004	42,882,361
Constellation Brands, Inc., Class A	98,390	16,273,706
Dr. Pepper Snapple Group, Inc.	140,300	13,557,189
Monster Beverage Corp.*	282,166	45,346,898
PepsiCo, Inc.	305,380	32,351,957
SABMiller plc (ADR)	154,172	9,025,229

		162,390,552

Food & Staples Retailing (1.5%)
Casey’s General Stores, Inc.	9,417	1,238,430
Costco Wholesale Corp.	116,631	18,315,732
CVS Health Corp.	245,659	23,519,393
Kroger Co.	230,972	8,497,460
Rite Aid Corp.*	249,266	1,867,002
Sprouts Farmers Market, Inc. (x)*	33,814	774,341
Sysco Corp.	127,362	6,462,348
US Foods Holding Corp. (x)*	10,817	262,204
Walgreens Boots Alliance, Inc.	106,038	8,829,784
Whole Foods Market, Inc. (x)	12,978	415,555

		70,182,249

Food Products (1.3%)
Blue Buffalo Pet Products, Inc. (x)*	14,447	337,193
Campbell Soup Co.	45,192	3,006,624
ConAgra Foods, Inc.	83,752	4,004,183
Danone S.A. (ADR)	930,664	13,187,509
Flowers Foods, Inc.	39,427	739,256
General Mills, Inc.	144,362	10,295,898
Hain Celestial Group, Inc.*	18,394	915,102
Hershey Co.	34,076	3,867,285
Hormel Foods Corp.	57,359	2,099,340
Ingredion, Inc.	12,279	1,589,025
Kellogg Co.	55,612	4,540,720
Kraft Heinz Co.	18,538	1,640,242
McCormick & Co., Inc. (Non-Voting)	28,037	2,990,707
Mead Johnson Nutrition Co.	16,314	1,480,496
Mondelez International, Inc., Class A	64,900	2,953,599
Pilgrim’s Pride Corp. (x)	2,082	53,049
Post Holdings, Inc.*	8,980	742,556
TreeHouse Foods, Inc.*	4,182	429,282

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Tyson Foods, Inc., Class A	33,075	$2,209,079
WhiteWave Foods Co.*	42,117	1,976,972

		59,058,117

Household Products (0.7%)
Church & Dwight Co., Inc.	31,308	3,221,280
Clorox Co.	26,761	3,703,455
Colgate-Palmolive Co.	37,743	2,762,788
Energizer Holdings, Inc.	4,644	239,120
Kimberly-Clark Corp.	74,338	10,219,988
Procter & Gamble Co.	116,865	9,894,959
Spectrum Brands Holdings, Inc. (x)	6,018	718,008

		30,759,598

Personal Products (0.1%)
Coty, Inc., Class A (x)	6,100	158,539
Estee Lauder Cos., Inc., Class A	52,568	4,784,739
Herbalife Ltd. (x)*	17,867	1,045,756
Nu Skin Enterprises, Inc., Class A (x)	3,439	158,847

		6,147,881

Tobacco (1.3%)
Altria Group, Inc.	475,427	32,785,446
Philip Morris International, Inc.	96,996	9,866,433
Reynolds American, Inc.	308,180	16,620,147

		59,272,026

Total Consumer Staples		387,810,423

Energy (0.6%)
Energy Equipment & Services (0.3%)
Schlumberger Ltd.	145,351	11,494,357

Oil, Gas & Consumable Fuels (0.3%)
Apache Corp.	63,482	3,534,043
Cabot Oil & Gas Corp.	78,675	2,025,094
Chesapeake Energy Corp. (x)*	12,385	53,008
Cimarex Energy Co.	3,583	427,524
Continental Resources, Inc. (x)*	9,342	422,912
Devon Energy Corp.	11,283	409,009
Diamondback Energy, Inc.	4,271	389,558
EOG Resources, Inc.	14,954	1,247,463
Memorial Resource Development Corp.*	4,908	77,939
Newfield Exploration Co.*	12,270	542,089
ONEOK, Inc.	50,699	2,405,668
Parsley Energy, Inc., Class A*	3,184	86,159
Southwestern Energy Co.*	94,842	1,193,112
Spectra Energy Corp.	26,148	957,801
Williams Cos., Inc.	27,731	599,821

		14,371,200

Total Energy		25,865,557

Financials (5.1%)
Banks (0.1%)
Citizens Financial Group, Inc.	52,921	1,057,362
First Republic Bank/California	28,380	1,986,316
Signature Bank/New York*	7,550	943,146
SVB Financial Group*	9,282	883,275
Western Alliance Bancorp*	12,771	416,973

		5,287,072

Capital Markets (1.2%)
Affiliated Managers Group, Inc.*	11,358	$1,598,866
Ameriprise Financial, Inc.	11,571	1,039,654
Artisan Partners Asset Management, Inc., Class A	9,166	253,715
BlackRock, Inc.	3,100	1,061,843
Charles Schwab Corp.	224,954	5,693,586
Eaton Vance Corp.	26,573	939,090
Federated Investors, Inc., Class B	22,702	653,363
Greenhill & Co., Inc. (x)	38,146	614,150
Interactive Brokers Group, Inc., Class A	1,399	49,525
Invesco Ltd.	16,755	427,923
Lazard Ltd., Class A	4,229	125,940
LPL Financial Holdings, Inc. (x)	2,998	67,545
Morgan Stanley	211,200	5,486,976
NorthStar Asset Management Group, Inc.	44,374	453,058
Raymond James Financial, Inc.	91,135	4,492,955
SEI Investments Co.	458,616	22,064,016
State Street Corp.	43,500	2,345,520
T. Rowe Price Group, Inc.	44,976	3,281,899
TD Ameritrade Holding Corp.	156,118	4,445,460

		55,095,084

Consumer Finance (0.1%)
American Express Co.	41,180	2,502,097
Credit Acceptance Corp. (x)*	2,088	386,447
Discover Financial Services	32,874	1,761,717

		4,650,261

Diversified Financial Services (1.2%)
CBOE Holdings, Inc.	19,541	1,301,821
FactSet Research Systems, Inc.	70,047	11,306,987
Intercontinental Exchange, Inc.	60,198	15,408,280
MarketAxess Holdings, Inc.	8,879	1,291,007
Moody’s Corp.	36,761	3,444,873
Morningstar, Inc.	4,031	329,655
MSCI, Inc.	125,932	9,711,876
S&P Global, Inc.	119,744	12,843,742

		55,638,241

Insurance (0.4%)
AmTrust Financial Services, Inc.	1,200	29,400
Aon plc	63,835	6,972,697
Arthur J. Gallagher & Co.	29,171	1,388,540
Brown & Brown, Inc.	1,692	63,399
Erie Indemnity Co., Class A	4,335	430,639
Lincoln National Corp.	13,144	509,593
Marsh & McLennan Cos., Inc.	126,584	8,665,941
Progressive Corp.	13,545	453,757
XL Group plc	22,301	742,846

		19,256,812

Real Estate Investment Trusts (REITs) (1.9%)
Alexandria Real Estate Equities, Inc. (REIT)	1,787	184,990
American Tower Corp. (REIT)	175,101	19,893,225
Boston Properties, Inc. (REIT)	6,312	832,553

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Care Capital Properties, Inc. (REIT)	1,991	$52,184
Crown Castle International Corp. (REIT)	114,584	11,622,255
CubeSmart (REIT)	29,231	902,653
CyrusOne, Inc. (REIT)	15,032	836,681
Digital Realty Trust, Inc. (REIT) (x)	24,974	2,721,916
Empire State Realty Trust, Inc. (REIT), Class A	18,017	342,143
Equinix, Inc. (REIT)	20,491	7,944,975
Equity LifeStyle Properties, Inc. (REIT)	18,509	1,481,646
Essex Property Trust, Inc. (REIT)	6,591	1,503,341
Extra Space Storage, Inc. (REIT)	29,210	2,703,093
Federal Realty Investment Trust (REIT)	17,124	2,834,878
Gaming and Leisure Properties, Inc. (REIT)	45,350	1,563,668
Healthcare Trust of America, Inc. (REIT), Class A	24,073	778,521
Iron Mountain, Inc. (REIT)	63,086	2,512,715
Lamar Advertising Co. (REIT), Class A	19,870	1,317,381
Omega Healthcare Investors, Inc. (REIT)	16,548	561,805
Outfront Media, Inc. (REIT)	5,385	130,156
Public Storage (REIT)	35,822	9,155,745
Regency Centers Corp. (REIT)	4,060	339,944
Senior Housing Properties Trust (REIT)	6,672	138,978
Simon Property Group, Inc. (REIT)	67,736	14,691,938
Sovran Self Storage, Inc. (REIT)	7,250	760,670
Tanger Factory Outlet Centers, Inc. (REIT)	20,414	820,235
Taubman Centers, Inc. (REIT)	7,043	522,591
Ventas, Inc. (REIT)	25,742	1,874,532

		89,025,412

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	249,258	6,600,352

Total Financials		235,553,234

Health Care (13.8%)
Biotechnology (3.3%)
ACADIA Pharmaceuticals, Inc. (x)*	21,899	710,842
Agios Pharmaceuticals, Inc. (x)*	6,874	287,986
Alexion Pharmaceuticals, Inc.*	113,513	13,253,778
Alkermes plc*	36,437	1,574,807
Alnylam Pharmaceuticals, Inc. (x)*	15,737	873,246
Amgen, Inc.	225,981	34,383,009
Biogen, Inc.*	82,997	20,070,335
BioMarin Pharmaceutical, Inc.*	48,638	3,784,036
Celgene Corp.*	247,448	24,405,796
Gilead Sciences, Inc.	332,453	27,733,229
Incyte Corp.*	50,550	$4,042,989
Intercept Pharmaceuticals, Inc. (x)*	3,976	567,296
Intrexon Corp. (x)*	14,091	346,779
Ionis Pharmaceuticals, Inc. (x)*	29,381	684,283
Juno Therapeutics, Inc. (x)*	13,720	527,397
Medivation, Inc.*	38,610	2,328,183
Neurocrine Biosciences, Inc.*	20,820	946,269
OPKO Health, Inc. (x)*	69,665	650,671
Regeneron Pharmaceuticals, Inc.*	18,839	6,579,144
Seattle Genetics, Inc. (x)*	23,304	941,715
United Therapeutics Corp. (x)*	2,968	314,371
Vertex Pharmaceuticals, Inc.*	101,243	8,708,923

		153,715,084

Health Care Equipment & Supplies (2.5%)
ABIOMED, Inc.*	9,614	1,050,714
Alere, Inc.*	3,874	161,468
Align Technology, Inc.*	17,490	1,408,820
Baxter International, Inc.	126,167	5,705,272
Becton Dickinson and Co.	50,778	8,611,441
Boston Scientific Corp.*	574,160	13,418,119
C.R. Bard, Inc.	17,813	4,188,905
Cooper Cos., Inc.	8,947	1,535,037
DexCom, Inc.*	93,274	7,399,426
Edwards Lifesciences Corp.*	51,196	5,105,777
Hill-Rom Holdings, Inc.	14,841	748,728
Hologic, Inc.*	67,640	2,340,344
IDEXX Laboratories, Inc.*	21,714	2,016,362
Intuitive Surgical, Inc.*	30,426	20,124,061
ResMed, Inc. (x)	33,883	2,142,422
St. Jude Medical, Inc.	46,836	3,653,208
Stryker Corp.	115,305	13,816,998
Teleflex, Inc.	1,947	345,223
Varian Medical Systems, Inc.*	188,779	15,523,297
West Pharmaceutical Services, Inc.	17,390	1,319,553
Zimmer Biomet Holdings, Inc.	23,773	2,861,794

		113,476,969

Health Care Providers & Services (3.1%)
Acadia Healthcare Co., Inc. (x)*	6,072	336,389
Aetna, Inc.	67,181	8,204,816
Amedisys, Inc.*	70,880	3,578,022
AmerisourceBergen Corp.	43,141	3,421,944
Amsurg Corp.*	7,326	568,058
Anthem, Inc.	52,595	6,907,827
Cardinal Health, Inc.	73,311	5,718,991
Centene Corp.*	29,883	2,132,750
Cigna Corp.	45,503	5,823,929
DaVita HealthCare Partners, Inc.*	15,969	1,234,723
Envision Healthcare Holdings, Inc.*	37,643	955,003
Express Scripts Holding Co.*	135,671	10,283,862
HCA Holdings, Inc.*	50,427	3,883,383
Henry Schein, Inc.*	19,931	3,523,801
Humana, Inc.	61,618	11,083,846
Laboratory Corp. of America Holdings*	11,114	1,447,821
McKesson Corp.	76,920	14,357,118

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares		Value (Note 1)
MEDNAX, Inc.*	15,601		$1,129,980
Patterson Cos., Inc.	20,310		972,646
Premier, Inc., Class A*	3,376		110,395
Surgical Care Affiliates, Inc.*	48,048		2,290,448
Tenet Healthcare Corp.*	19,421		536,796
UnitedHealth Group, Inc.	355,178		50,151,134
Universal Health Services, Inc., Class B	5,125		687,263
VCA, Inc.*	18,831		1,273,164
WellCare Health Plans, Inc.*	9,876		1,059,497

			141,673,606

Health Care Technology (0.5%)
athenahealth, Inc. (x)*	9,433		1,301,848
Cerner Corp.*	240,210		14,076,306
IMS Health Holdings, Inc. (x)*	36,643		929,267
Inovalon Holdings, Inc., Class A (x)*	14,290		257,363
Veeva Systems, Inc., Class A*	166,239		5,672,075

			22,236,859

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	20,656		916,300
Bio-Techne Corp.	8,899		1,003,540
Bruker Corp.	24,675		561,110
Charles River Laboratories International, Inc.*	11,375		937,755
Illumina, Inc.*	46,465		6,522,757
Mettler-Toledo International, Inc.*	6,363		2,321,986
PerkinElmer, Inc.	5,524		289,568
Quintiles Transnational Holdings, Inc.*	13,093		855,235
Thermo Fisher Scientific, Inc.	43,363		6,407,317
VWR Corp.*	1,095		31,645
Waters Corp.*	18,613		2,617,918

			22,465,131

Pharmaceuticals (3.9%)
AbbVie, Inc.	393,223		24,344,436
Akorn, Inc.*	20,323		578,901
Allergan plc*	90,452		20,902,553
Bristol-Myers Squibb Co.	727,037		53,473,571
Eli Lilly & Co.	236,957		18,660,364
Johnson & Johnson	115,541		14,015,123
Merck & Co., Inc.	66,567		3,834,925
Mylan N.V.*	30,072		1,300,313
Novartis AG (ADR)	112,478		9,280,560
Novo Nordisk A/S (ADR)	380,291		20,452,050
Pfizer, Inc.	102,235		3,599,694
Shire plc (ADR)	—	@	27
Zoetis, Inc.	154,048		7,311,118

			177,753,635

Total Health Care			631,321,284

Industrials (8.2%)
Aerospace & Defense (2.1%)
B/E Aerospace, Inc.	24,845		1,147,218
Boeing Co.	185,051		24,032,573
BWX Technologies, Inc.	22,593		808,152
General Dynamics Corp.	24,652		3,432,544
HEICO Corp.	4,707		314,475
HEICO Corp., Class A	9,259		$496,745
Hexcel Corp.	22,048		918,079
Honeywell International, Inc.	184,912		21,508,964
Huntington Ingalls Industries, Inc.	9,431		1,584,691
Lockheed Martin Corp.	63,733		15,816,619
Northrop Grumman Corp.	40,412		8,982,779
Orbital ATK, Inc.	63,090		5,371,482
Raytheon Co.	27,552		3,745,694
Rockwell Collins, Inc.	31,615		2,691,701
Spirit AeroSystems Holdings, Inc., Class A*	16,556		711,908
Textron, Inc.	20,328		743,192
TransDigm Group, Inc.*	12,146		3,202,779

			95,509,595

Air Freight & Logistics (1.3%)
C.H. Robinson Worldwide, Inc.	34,790		2,583,157
Expeditors International of Washington, Inc.	403,010		19,763,610
FedEx Corp.	77,705		11,794,065
United Parcel Service, Inc., Class B	232,866		25,084,326

			59,225,158

Airlines (0.5%)
Alaska Air Group, Inc.	23,874		1,391,615
American Airlines Group, Inc.	202,900		5,744,099
Delta Air Lines, Inc.	249,150		9,076,534
JetBlue Airways Corp.*	5,853		96,926
Southwest Airlines Co.	155,155		6,083,628
United Continental Holdings, Inc.*	25,925		1,063,962

			23,456,764

Building Products (0.2%)
A.O. Smith Corp.	17,419		1,534,788
Allegion plc	23,416		1,625,773
Fortune Brands Home & Security, Inc.	37,022		2,146,165
Lennox International, Inc.	8,915		1,271,279
Masco Corp.	52,204		1,615,192

			8,193,197

Commercial Services & Supplies (0.6% )
Cintas Corp.	21,703		2,129,715
Clean Harbors, Inc.*	1,001		52,162
Copart, Inc.*	23,688		1,160,949
Covanta Holding Corp.	29,024		477,445
KAR Auction Services, Inc.	259,326		10,824,267
Pitney Bowes, Inc.	45,718		813,780
R.R. Donnelley & Sons Co.	34,210		578,833
Rollins, Inc.	22,729		665,278
Stericycle, Inc.*	18,877		1,965,473
Tyco International plc	8,994		383,145
Waste Management, Inc.	88,933		5,893,590

			24,944,637

Construction & Engineering (0.0%)
Quanta Services, Inc.*	10,273		237,512
Valmont Industries, Inc.	4,297		581,255

			818,767

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (0.3%)
Acuity Brands, Inc.	29,127	$7,222,331
AMETEK, Inc.	10,274	474,967
Emerson Electric Co.	25,205	1,314,693
Hubbell, Inc.	8,536	900,292
Rockwell Automation, Inc.	24,950	2,864,759

		12,777,042

Industrial Conglomerates (1.4%)
3M Co.	142,973	25,037,432
Carlisle Cos., Inc.	58,085	6,138,423
Danaher Corp.	153,579	15,511,479
General Electric Co.	433,943	13,660,526
Roper Technologies, Inc.	32,067	5,469,347

		65,817,207

Machinery (0.7%)
Deere & Co. (x)	18,873	1,529,468
Donaldson Co., Inc.	28,374	974,931
Flowserve Corp.	37,369	1,687,958
Graco, Inc.	13,476	1,064,469
IDEX Corp.	17,233	1,414,829
Illinois Tool Works, Inc.	77,210	8,042,194
Ingersoll-Rand plc	31,336	1,995,476
Lincoln Electric Holdings, Inc.	9,339	551,748
Manitowoc Foodservice, Inc.*	13,433	236,689
Middleby Corp.*	13,591	1,566,363
Nordson Corp.	13,916	1,163,517
PACCAR, Inc.	7,310	379,170
Proto Labs, Inc. (x)*	36,631	2,108,480
Snap-on, Inc.	10,262	1,619,549
Stanley Black & Decker, Inc.	4,389	488,145
Toro Co.	12,890	1,136,898
WABCO Holdings, Inc.*	12,835	1,175,301
Wabtec Corp.	49,609	3,484,040
Xylem, Inc.	22,593	1,008,777

		31,628,002

Professional Services (0.4%)
Dun & Bradstreet Corp.	3,559	433,628
Equifax, Inc.	28,729	3,688,804
IHS, Inc., Class A*	26,180	3,026,670
Nielsen Holdings plc	68,344	3,551,838
Robert Half International, Inc.	30,778	1,174,488
TransUnion*	12,836	429,236
Verisk Analytics, Inc.*	95,413	7,736,086

		20,040,750

Road & Rail (0.4%)
AMERCO	905	338,968
Avis Budget Group, Inc.*	20,253	652,754
Hertz Global Holdings, Inc.*	17,304	191,556
J.B. Hunt Transport Services, Inc.	79,456	6,430,374
Kansas City Southern	69,210	6,235,129
Landstar System, Inc.	10,011	687,355
Old Dominion Freight Line, Inc.*	10,168	613,232
Union Pacific Corp.	32,177	2,807,443

		17,956,811

Trading Companies & Distributors (0.3%)
Air Lease Corp.	11,566	$309,738
Fastenal Co. (x)	69,885	3,102,195
HD Supply Holdings, Inc.*	187,137	6,516,110
MSC Industrial Direct Co., Inc., Class A	4,785	337,630
United Rentals, Inc.*	18,269	1,225,850
W.W. Grainger, Inc. (x)	13,416	3,048,786
Watsco, Inc.	6,218	874,810

		15,415,119

Total Industrials		375,783,049

Information Technology (25.6%)
Communications Equipment (0.8%)
Arista Networks, Inc. (x)*	9,447	608,198
ARRIS International plc*	10,371	217,376
Cisco Systems, Inc.	776,449	22,276,322
CommScope Holding Co., Inc.*	31,015	962,396
F5 Networks, Inc.*	16,262	1,851,266
Harris Corp.	73,360	6,121,158
Motorola Solutions, Inc.	4,786	315,733
Palo Alto Networks, Inc. (x)*	29,274	3,590,163

		35,942,612

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	72,779	4,172,420
CDW Corp.	39,415	1,579,753
Cognex Corp.	19,574	843,640
FEI Co.	9,914	1,059,608
Fitbit, Inc., Class A (x)*	24,914	304,449
IPG Photonics Corp.*	7,198	575,840
National Instruments Corp.	19,740	540,876
Trimble Navigation Ltd.*	48,243	1,175,200
VeriFone Systems, Inc.*	27,095	502,341
Zebra Technologies Corp., Class A*	10,260	514,026

		11,268,153

Internet Software & Services (7.9%)
Akamai Technologies, Inc.*	37,134	2,076,905
Alibaba Group Holding Ltd. (ADR) (x)*	253,496	20,160,537
Alphabet, Inc., Class A*	126,196	88,782,672
Alphabet, Inc., Class C*	120,148	83,154,431
CoStar Group, Inc.*	36,536	7,988,962
eBay, Inc.*	259,237	6,068,738
Facebook, Inc., Class A*	1,082,740	123,735,527
GoDaddy, Inc., Class A (x)*	11,276	351,698
IAC/InterActiveCorp	13,364	752,393
LinkedIn Corp., Class A*	28,499	5,393,436
Match Group, Inc. (x)*	7,944	119,756
Pandora Media, Inc. (x)*	45,844	570,758
Rackspace Hosting, Inc.*	25,329	528,363
Tencent Holdings Ltd.	266,000	6,059,934
Tencent Holdings Ltd. (ADR)	289,540	6,650,734
Twitter, Inc. (x)*	135,687	2,294,467
VeriSign, Inc. (x)*	65,808	5,689,760
Yelp, Inc.*	12,476	378,771
Zillow Group, Inc., Class A (x)*	8,581	314,494
Zillow Group, Inc., Class C (x)*	17,184	623,435

		361,695,771

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (5.5%)
Accenture plc, Class A	151,534	$17,167,287
Alliance Data Systems Corp.*	26,106	5,114,688
Automatic Data Processing, Inc.	159,538	14,656,756
Black Knight Financial Services, Inc., Class A (x)*	5,071	190,670
Booz Allen Hamilton Holding Corp.	25,890	767,380
Broadridge Financial Solutions, Inc.	118,975	7,757,170
Cognizant Technology Solutions Corp., Class A*	146,619	8,392,472
CoreLogic, Inc.*	12,610	485,233
CSRA, Inc.	39,608	928,015
DST Systems, Inc.	7,958	926,550
EPAM Systems, Inc.*	95,343	6,131,508
Euronet Worldwide, Inc.*	12,076	835,538
Fidelity National Information Services, Inc.	44,814	3,301,896
First Data Corp., Class A*	75,806	839,172
Fiserv, Inc.*	82,225	8,940,324
FleetCor Technologies, Inc.*	22,204	3,178,059
Gartner, Inc.*	19,311	1,881,085
Genpact Ltd.*	36,225	972,279
Global Payments, Inc.	37,080	2,646,770
International Business Machines Corp.	146,798	22,281,000
Jack Henry & Associates, Inc.	18,963	1,654,901
MasterCard, Inc., Class A	348,299	30,671,210
Paychex, Inc.	78,214	4,653,733
PayPal Holdings, Inc.*	554,159	20,232,345
Sabre Corp.	50,189	1,344,563
Square, Inc., Class A (x)*	12,526	113,360
Teradata Corp.*	31,394	787,048
Total System Services, Inc.	40,258	2,138,102
Vantiv, Inc., Class A*	37,545	2,125,047
Visa, Inc., Class A	1,040,661	77,185,826
Western Union Co.	119,306	2,288,289
WEX, Inc.*	9,469	839,616

		251,427,892

Semiconductors & Semiconductor Equipment (2.2%)
Analog Devices, Inc.	23,967	1,357,491
Applied Materials, Inc.	188,892	4,527,741
ARM Holdings plc (ADR) (x)	285,594	12,997,383
ASML Holding N.V. (N.Y. Shares)	35,500	3,521,955
Broadcom Ltd.	91,573	14,230,444
Cree, Inc. (x)*	8,785	214,706
Intel Corp.	103,381	3,390,897
KLA-Tencor Corp.	37,824	2,770,608
Lam Research Corp.	30,906	2,597,958
Linear Technology Corp.	62,407	2,903,798
Maxim Integrated Products, Inc.	68,542	2,446,264
Microchip Technology, Inc. (x)	51,050	2,591,298
NVIDIA Corp.	123,513	5,806,346
NXP Semiconductors N.V.*	65,000	5,092,100
ON Semiconductor Corp.*	9,987	88,085
Qorvo, Inc.*	3,257	179,982
QUALCOMM, Inc.	358,176	19,187,488
Skyworks Solutions, Inc.	42,244	2,673,200
Texas Instruments, Inc.	244,146	$15,295,747
Xilinx, Inc.	19,523	900,596

		102,774,087

Software (5.8%)
Activision Blizzard, Inc.	135,858	5,384,052
Adobe Systems, Inc.*	182,278	17,460,410
ANSYS, Inc.*	5,521	501,031
Atlassian Corp. plc, Class A (x)*	6,314	163,533
Autodesk, Inc.*	252,356	13,662,554
Cadence Design Systems, Inc.*	72,473	1,761,094
CDK Global, Inc.	37,402	2,075,437
Citrix Systems, Inc.*	37,762	3,024,358
Electronic Arts, Inc.*	70,560	5,345,626
FireEye, Inc. (x)*	8,544	140,720
Fortinet, Inc.*	35,089	1,108,461
Guidewire Software, Inc.*	17,526	1,082,406
Intuit, Inc.	59,143	6,600,950
Manhattan Associates, Inc.*	17,365	1,113,617
Microsoft Corp.	2,239,069	114,573,161
Mobileye N.V. (x)*	105,700	4,876,998
NetSuite, Inc. (x)*	38,769	2,822,383
Nuance Communications, Inc.*	40,960	640,205
Oracle Corp.	568,305	23,260,724
PTC, Inc.*	12,259	460,693
Red Hat, Inc.*	43,898	3,186,995
salesforce.com, Inc.*	318,741	25,311,223
ServiceNow, Inc.*	176,925	11,747,820
Splunk, Inc.*	31,737	1,719,511
SS&C Technologies Holdings, Inc.	37,496	1,052,888
Symantec Corp.	21,126	433,928
Synopsys, Inc.*	3,162	171,001
Tableau Software, Inc., Class A*	13,308	651,027
Take-Two Interactive Software, Inc.*	185,120	7,019,750
Tyler Technologies, Inc.*	37,834	6,307,306
Ultimate Software Group, Inc.*	6,685	1,405,789
VMware, Inc., Class A*	6,180	353,619
Workday, Inc., Class A*	28,241	2,108,755

		267,528,025

Technology Hardware, Storage & Peripherals (3.1%)
Apple, Inc.	1,458,221	139,405,928
EMC Corp.	50,259	1,365,537
NCR Corp.*	29,924	830,989

		141,602,454

Total Information Technology		1,172,238,994

Materials (2.4%)
Chemicals (1.7%)
Air Products and Chemicals, Inc.	41,298	5,865,968
Ashland, Inc.	28,100	3,225,037
Axalta Coating Systems Ltd.*	39,890	1,058,282
Celanese Corp.	3,039	198,902
E.I. du Pont de Nemours & Co.	212,402	13,763,649
Ecolab, Inc.	63,261	7,502,755
FMC Corp.	26,096	1,208,506
International Flavors & Fragrances, Inc.	19,316	2,435,168

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
LyondellBasell Industries N.V., Class A	37,226	$2,770,359
Monsanto Co.	68,761	7,110,575
NewMarket Corp.	1,660	687,871
PPG Industries, Inc.	64,501	6,717,779
Praxair, Inc.	60,869	6,841,067
RPM International, Inc.	31,668	1,581,817
Scotts Miracle-Gro Co., Class A	9,811	685,887
Sherwin-Williams Co.	44,952	13,201,054
Valspar Corp.	19,003	2,052,894
W.R. Grace & Co.	9,457	692,347

		77,599,917

Construction Materials (0.3%)
Eagle Materials, Inc.	11,324	873,646
Martin Marietta Materials, Inc.	22,320	4,285,440
Vulcan Materials Co.	81,741	9,838,347

		14,997,433

Containers & Packaging (0.3%)
AptarGroup, Inc.	3,815	301,881
Avery Dennison Corp.	20,588	1,538,953
Ball Corp.	41,420	2,994,252
Bemis Co., Inc.	2,967	152,771
Berry Plastics Group, Inc.*	29,281	1,137,567
Crown Holdings, Inc.*	32,606	1,652,146
Graphic Packaging Holding Co.	54,308	681,022
Owens-Illinois, Inc.*	39,053	703,344
Packaging Corp. of America	22,409	1,499,834
Sealed Air Corp.	47,615	2,188,862
Silgan Holdings, Inc.	9,876	508,219

		13,358,851

Metals & Mining (0.1%)
Compass Minerals International, Inc. (x)	47,804	3,546,579
Freeport-McMoRan, Inc.	66,158	737,000
Royal Gold, Inc.	960	69,139
Southern Copper Corp. (x)	9,330	251,723
Steel Dynamics, Inc.	9,419	230,766

		4,835,207

Total Materials		110,791,408

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.8%)
SBA Communications Corp., Class A*	19,222	2,074,823
Verizon Communications, Inc.	495,913	27,691,782
Zayo Group Holdings, Inc.*	237,392	6,630,358

		36,396,963

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	95,007	4,110,953

Total Telecommunication Services		40,507,916

Utilities (0.0%)
Electric Utilities (0.0%)
ITC Holdings Corp.	18,021	843,743

Gas Utilities (0.0%)
Piedmont Natural Gas Co., Inc.	1,479	88,918

Multi-Utilities (0.0%)
Dominion Resources, Inc.	9,265	$722,021

Total Utilities		1,654,682

Total Common Stocks (82.0%) (Cost $2,573,098,945)		3,757,326,619

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(7.7%)
iShares® Core S&P 500 ETF	5,579	1,175,495
iShares® Morningstar Large-Cap ETF	10,023	1,230,424
iShares® Morningstar Large-Cap Growth ETF‡	628,165	73,545,558
iShares® Morningstar Large-Cap Value ETF	55,768	4,835,643
iShares® Russell 1000 ETF (x)	3,225	377,003
iShares® Russell 1000 Growth ETF (x)	1,050,673	105,445,542
iShares® Russell 1000 Value ETF	57,390	5,926,092
iShares® S&P 100 ETF (x)	2,587	240,332
iShares® S&P 500 Growth ETF (x)	614,650	71,655,897
iShares® S&P 500 Value ETF (x)	72,804	6,763,492
Vanguard Growth ETF	667,522	71,558,358
Vanguard Large-Cap ETF (x)	600	57,540
Vanguard Value ETF	97,900	8,320,521

Total Investment Companies (7.7%) (Cost $213,648,812)		351,131,897

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Furiex Pharmaceauticals, Inc. (Contingent Value Shares) (b)*† (Cost $—)	306	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (7.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	346,616,191	346,616,191

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.0%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $11,525,144, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $11,755,502. (xx)	$11,525,000	$11,525,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $7,525,086, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $7,675,512. (xx)	7,525,000	7,525,000
Deutsche Bank Securities, Inc., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $14,925,166, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-1.125%, maturing 12/31/17-2/28/21; total market value $15,223,502. (xx)	14,925,000	14,925,000
HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $1,000,011, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $1,020,021. (xx)	1,000,000	1,000,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $5,000,050, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $5,100,023. (xx)	5,000,000	5,000,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $2,810,549, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $2,866,727. (xx)	2,810,516	2,810,516
Mizuho Securities USA, Inc., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $5,000,063, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.750%, maturing 5/31/17-5/31/23; total market value $5,100,001. (xx)	$5,000,000	$5,000,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $9,000,120, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $9,180,124. (xx)	9,000,000	9,000,000
Natixis, 0.600%, dated 6/30/16, due 7/1/16, repurchase price $14,372,071, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50; total market value $14,659,513. (xx)	14,371,832	14,371,832
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $11,750,131, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $11,985,000. (xx)	11,750,000	11,750,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/6/16, repurchase price $10,000,667, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.750%, maturing 10/31/17-8/15/42; total market value $10,200,000. (xx)	10,000,000	10,000,000
RBC Capital Markets, 0.420%, dated 6/30/16, due 7/1/16, repurchase price $15,000,175, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-4.500%, maturing 8/1/26-3/1/46; total market value $15,300,000. (xx)	15,000,000	15,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $9,045,098, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $9,225,920. (xx)	$9,045,000	$9,045,000
RBS Securities, Inc., 0.400%, dated 6/30/16, due 7/5/16, repurchase price $10,000,556, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-6.125%, maturing 2/28/17-5/15/44; total market value $10,200,194. (xx)	10,000,000	10,000,000
Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $3,000,140, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 12/8/16-2/15/37; total market value $3,060,001. (xx)	3,000,000	3,000,000
Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $5,000,233, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.250%, maturing 6/30/17-5/15/44; total market value $5,100,001. (xx)	5,000,000	5,000,000
Societe Generale S.A., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $5,000,056, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 10/31/16-2/15/46; total market value $5,100,000. (xx)	$5,000,000	$5,000,000

Total Repurchase Agreements		139,952,348

Total Short-Term Investments (10.6%) (Cost $486,568,539)		486,568,539

Total Investments (100.3%) (Cost $3,273,316,296)		4,595,027,055
Other Assets Less Liabilities (-0.3%)		(14,024,591)

Net Assets (100%)		$4,581,002,464

*	Non-income producing.
†	Security (totaling $0 or 0.0% of net assets) held at fair value by management.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
@	Shares are less than 0.5.
(b)	Illiquid Security.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value $136,994,659. This was secured by collateral of $139,952,348 which was received as cash and subsequently invested in short-term investments currently valued at $139,952,348, as reported in the Portfolio of Investments, and $248,221 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.000%, maturing 7/14/16-2/15/46.

Glossary:

ADR	— American Depositary Receipt

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
iShares® Morningstar Large-Cap Growth ETF	$78,396,755	$2,189,690	$4,989,061	$73,545,558	$374,073	$(8,880)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	1,043	September-16	$93,794,786	$91,930,020	$(1,864,766)
S&P 500 E-Mini Index	3,526	September-16	370,208,980	368,502,260	(1,706,720)

					$(3,571,486)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$775,800,072	$—	$—		$775,800,072
Consumer Staples	387,810,423	—	—		387,810,423
Energy	25,865,557	—	—		25,865,557
Financials	235,553,234	—	—		235,553,234
Health Care	631,321,284	—	—		631,321,284
Industrials	375,783,049	—	—		375,783,049
Information Technology	1,166,179,060	6,059,934	—		1,172,238,994
Materials	110,791,408	—	—		110,791,408
Telecommunication Services	40,507,916	—	—		40,507,916
Utilities	1,654,682	—	—		1,654,682
Investment Companies
Exchange Traded Funds (ETFs)	351,131,897	—	—		351,131,897
Rights
Health Care	—	—	—	(a)	—(a )
Short-Term Investments
Investment Companies	346,616,191	—	—		346,616,191
Repurchase Agreements	—	139,952,348	—		139,952,348

Total Assets	$4,449,014,773	$146,012,282	$—		$4,595,027,055

Liabilities:
Futures	$(3,571,486)	$—	$—		$(3,571,486)

Total Liabilities	$(3,571,486)	$—	$—		$(3,571,486)

Total	$4,445,443,287	$146,012,282	$—		$4,591,455,569

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(3,571,486	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$5,608,049

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$1,264,170

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $449,527,000 during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$11,525,000	$—	$11,525,000	$(11,525,000)	$—
Deutsche Bank AG	7,525,000	—	7,525,000	(7,525,000)	—
Deutsche Bank Securities, Inc.	14,925,000	—	14,925,000	(14,925,000)	—
HSBC Securities, Inc.	6,000,000	—	6,000,000	(6,000,000)	—
Merrill Lynch PFS, Inc.	2,810,516	—	2,810,516	(2,810,516)	—
Mizuho Securities USA, Inc.	5,000,000		5,000,000	(5,000,000)	—
Natixis	23,371,832	—	23,371,832	(23,371,832)	—
Nomura Securities Co., Ltd.	21,750,000	—	21,750,000	(21,750,000)	—
RBC Capital Markets	15,000,000		15,000,000	(15,000,000)	—
RBS Securities, Inc.	19,045,000		19,045,000	(19,045,000)	—
Societe Generale S.A	13,000,000		13,000,000	(13,000,000)	—

Total	$139,952,348	$—	$139,952,348	$(139,952,348)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 32%)*	$690,353,451
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 24%)*	$1,079,321,662

*	During the period ended June 30, 2016, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,340,785,736
Aggregate gross unrealized depreciation	(48,467,152)

Net unrealized appreciation	$1,292,318,584

Federal income tax cost of investments	$3,302,708,471

For the six months ended June 30, 2016, the Portfolio incurred approximately $3,118 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $43,127,704)	$73,545,558
Unaffiliated Issuers (Cost $3,090,236,244)	4,381,529,149
Repurchase Agreements (Cost $139,952,348)	139,952,348
Cash	100,760,928
Cash held as collateral at broker	18,627,200
Receivable for securities sold	7,541,426
Due from broker for futures variation margin	5,061,114
Dividends, interest and other receivables	3,747,231
Due from Custodian	413,607
Receivable from Separate Accounts for Trust shares sold	335,512
Security lending income receivable	75,923
Other assets	53,583

Total assets	4,731,643,579

LIABILITIES
Payable on return of securities loaned	139,952,348
Payable for securities purchased	4,561,830
Payable to Separate Accounts for Trust shares redeemed	2,796,347
Investment management fees payable	1,705,100
Distribution fees payable – Class IB	789,131
Administrative fees payable	472,237
Trustees’ fees payable	14,789
Distribution fees payable – Class IA	9,482
Accrued expenses	339,851

Total liabilities	150,641,115

NET ASSETS	$4,581,002,464

Net assets were comprised of:
Paid in capital	$3,210,984,004
Accumulated undistributed net investment income (loss)	14,274,721
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	37,605,668
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	1,318,138,071

Net assets	$4,581,002,464

Class IA
Net asset value, offering and redemption price per share, $46,140,634 / 1,679,519 shares outstanding (unlimited amount authorized: $0.01 par value)	$27.47

Class IB
Net asset value, offering and redemption price per share, $3,842,272,478 / 143,180,432 shares outstanding (unlimited amount authorized: $0.01 par value)	$26.84

Class K
Net asset value, offering and redemption price per share, $692,589,352 / 25,181,318 shares outstanding (unlimited amount authorized: $0.01 par value)	$27.50

(x)	Includes value of securities on loan of $136,994,659.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends ($374,073 of dividend income received from affiliates) (net of $4,144 foreign withholding tax)	$32,033,328
Interest	155,721
Securities lending (net)	183,910

Total income	32,372,959

EXPENSES
Investment management fees	10,645,755
Distribution fees – Class IB	4,771,408
Administrative fees	2,890,627
Printing and mailing expenses	160,006
Custodian fees	110,659
Professional fees	82,876
Trustees’ fees	57,769
Distribution fees – Class IA	56,683
Miscellaneous	57,765

Gross expenses	18,833,548
Less: Waiver from investment manager	(229,992)

Net expenses	18,603,556

NET INVESTMENT INCOME (LOSS)	13,769,403

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($(8,880) of realized gain (loss) from affiliates)	98,219,922
Futures	5,608,049
Foreign currency transactions	(29,728)

Net realized gain (loss)	103,798,243

Change in unrealized appreciation (depreciation) on:
Investments ($(2,051,826) of change in unrealized appreciation (depreciation) from affiliates)	(123,238,669)
Futures	1,264,170
Foreign currency translations	1,672

Net change in unrealized appreciation (depreciation)	(121,972,827)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(18,174,584)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,405,181)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,769,403	$16,930,685
Net realized gain (loss) on investments, futures and foreign currency transactions	103,798,243	257,486,723
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(121,972,827)	(48,478,255)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,405,181)	225,939,153

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(141,315)
Class IB	—	(12,074,963)
Class K	—	(4,670,644)

	—	(16,886,922)

Distributions from net realized capital gains
Class IA	—	(2,103,653)
Class IB	—	(183,935,575)
Class K	—	(37,622,612)

	—	(223,661,840)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(240,548,762)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 37,360 and 105,320 shares, respectively ]	987,815	3,000,675
Capital shares issued in reinvestment of dividends and distributions [ 0 and 83,122 shares, respectively ]	—	2,244,968
Capital shares repurchased [ (109,084) and (268,838) shares, respectively ]	(2,895,778)	(7,685,317)

Total Class IA transactions	(1,907,963)	(2,439,674)

Class IB
Capital shares sold [ 794,166 and 1,692,017 shares, respectively ]	20,200,958	47,252,949
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,429,172 shares, respectively ]	—	196,010,538
Capital shares repurchased [ (10,830,489) and (21,729,251) shares, respectively ]	(280,431,681)	(605,313,156)

Total Class IB transactions	(260,230,723)	(362,049,669)

Class K
Capital shares sold [ 202,066 and 1,422,804 shares, respectively ]	5,325,205	39,674,155
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,565,982 shares, respectively ]	—	42,293,256
Capital shares repurchased [ (6,256,352) and (11,951,829) shares, respectively ]	(167,184,449)	(342,393,336)

Total Class K transactions	(161,859,244)	(260,425,925)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(423,997,930)	(624,915,268)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(428,403,111)	(639,524,877)
NET ASSETS:
Beginning of period	5,009,405,575	5,648,930,452

End of period (a)	$4,581,002,464	$5,009,405,575

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$14,274,721	$505,318

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (ae)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IA		2015	2014	2013	2012	2011
Net asset value, beginning of period	$27.43	$27.67	$24.95	$18.46	$16.33	$17.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.08	0.06	0.05	0.10	0.11
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.03)	1.01	2.71	6.48	2.14	(0.67)

Total from investment operations	0.04	1.09	2.77	6.53	2.24	(0.56)

Less distributions:
Dividends from net investment income	—	(0.08)	(0.05)	(0.04)	(0.11)	(0.11)
Distributions from net realized gains	—	(1.25)	—	—	—	—

Total dividends and distributions	—	(1.33)	(0.05)	(0.04)	(0.11)	(0.11)

Net asset value, end of period	$27.47	$27.43	$27.67	$24.95	$18.46	$16.33

Total return (b)	0.15%	4.03%	11.11%	35.36%	13.70%	(3.27)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$46,141	$48,031	$50,676	$13,266	$9,305	$8,697
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%	0.84%	0.87%	0.90%	0.93%	0.67%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.85%	0.84%	0.87%	0.89%	0.93%	0.67%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.86%	0.85%	0.87%	0.90%	0.93%	0.68%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.56%	0.27%	0.22%	0.24%	0.54%	0.61%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.56%	0.27%	0.22%	0.24%	0.54%	0.61%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.55%	0.27%	0.22%	0.24%	0.54%	0.61%
Portfolio turnover rate (z)^	16%	41%	35%	40%	28%	39%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (ae)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IB		2015	2014	2013	2012	2011
Net asset value, beginning of period	$26.79	$27.05	$24.40	$18.05	$15.96	$16.64

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.08	0.05	0.05	0.10	0.06
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.02)	0.99	2.65	6.34	2.10	(0.67)

Total from investment operations	0.05	1.07	2.70	6.39	2.20	(0.61)

Less distributions:
Dividends from net investment income	—	(0.08)	(0.05)	(0.04)	(0.11)	(0.07)
Distributions from net realized gains	—	(1.25)	—	—	—	—

Total dividends and distributions	—	(1.33)	(0.05)	(0.04)	(0.11)	(0.07)

Net asset value, end of period	$26.84	$26.79	$27.05	$24.40	$18.05	$15.96

Total return (b)	0.19%	4.05%	11.07%	35.39%	13.76%	(3.66)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,842,272	$4,104,762	$4,486,130	$4,223,748	$926,855	$911,391
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%	0.84%	0.86%	0.90%	0.93%	0.92%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.85%	0.84%	0.86%	0.89%	0.93%	0.92%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.86%	0.85%	0.86%	0.90%	0.93%	0.93%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.56%	0.27%	0.20%	0.22%	0.54%	0.35%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.56%	0.27%	0.20%	0.22%	0.54%	0.35%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.55%	0.27%	0.20%	0.22%	0.54%	0.34%
Portfolio turnover rate (z)^	16%	41%	35%	40%	28%	39%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (ae)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				August 26, 2011* to December 31, 2011
Class K		2015	2014	2013	2012
Net asset value, beginning of period	$27.42	$27.67	$24.95	$18.46	$16.32	$15.80

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.15	0.12	0.11	0.14	0.06
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.03)	1.01	2.72	6.48	2.16	0.57

Total from investment operations	0.08	1.16	2.84	6.59	2.30	0.63

Less distributions:
Dividends from net investment income	—	(0.16)	(0.12)	(0.10)	(0.16)	(0.11)
Distributions from net realized gains	—	(1.25)	—	—	—	—

Total dividends and distributions	—	(1.41)	(0.12)	(0.10)	(0.16)	(0.11)

Net asset value, end of period	$27.50	$27.42	$27.67	$24.95	$18.46	$16.32

Total return (b)	0.29%	4.26%	11.39%	35.70%	14.06%	4.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$692,589	$856,613	$1,112,125	$1,154,919	$976,222	$1,097,001
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%	0.59%	0.61%	0.65%	0.68%	0.68%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.60%	0.59%	0.61%	0.64%	0.68%	0.68%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.61%	0.60%	0.61%	0.65%	0.68%	0.68%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.81%	0.52%	0.45%	0.49%	0.78%	1.06%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.81%	0.52%	0.45%	0.49%	0.78%	1.07%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.80%	0.51%	0.45%	0.49%	0.78%	1.06%
Portfolio turnover rate (z)^	16%	41%	35%	40%	28%	39%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(ae)	On June 20, 2014, this Portfolio received, through a merger transaction, the assets and liabilities of the EQ/Equity Growth PLUS Portfolio. Information prior to the period ended June 20, 2014 represents the results of operations of the AXA Large Cap Growth Managed Volatility Portfolio (Note 8).

See Notes to Financial Statements.

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Financials	23.1%
Health Care	11.1
Energy	10.9
Information Technology	9.6
Industrials	8.7
Consumer Staples	7.8
Investment Companies	7.6
Utilities	5.7
Consumer Discretionary	5.5
Telecommunication Services	3.5
Materials	2.3
Exchange Traded Funds	2.1
Repurchase Agreements	1.9
Cash and Other	0.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$1,052.24	$4.32
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.65	4.25
Class IB
Actual	1,000.00	1,052.38	4.32
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.65	4.25
Class K
Actual	1,000.00	1,053.60	3.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.89	3.00

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.85%, 0.85% and 0.60%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.5%)
Auto Components (0.7%)
BorgWarner, Inc.	54,300	$1,602,936
Delphi Automotive plc	37,716	2,361,022
Gentex Corp. (x)	28,602	441,901
Goodyear Tire & Rubber Co.	211,039	5,415,261
Johnson Controls, Inc.	222,495	9,847,629
Lear Corp.	97,615	9,933,301
Magna International, Inc.	138,801	4,867,751

		34,469,801

Automobiles (0.6%)
Ford Motor Co.	1,107,520	13,921,526
General Motors Co.	442,102	12,511,487
Harley-Davidson, Inc.	43,137	1,954,106
Thor Industries, Inc.	15,990	1,035,193

		29,422,312

Distributors (0.0%)
Genuine Parts Co.	2,362	239,153

Diversified Consumer Services (0.0%)
Graham Holdings Co., Class B	1,226	600,176
H&R Block, Inc.	63,900	1,469,700

		2,069,876

Hotels, Restaurants & Leisure (0.6%)
Aramark	39,130	1,307,725
Carnival Corp.	116,162	5,134,360
Choice Hotels International, Inc.	2,900	138,098
Extended Stay America, Inc.	18,000	269,100
Hilton Worldwide Holdings, Inc.	17,900	403,287
Hyatt Hotels Corp., Class A (x)*	6,392	314,103
International Game Technology plc	26,700	500,358
Marriott International, Inc., Class A (x)	6,800	451,928
McDonald’s Corp.	57,600	6,931,584
MGM Resorts International*	122,762	2,778,104
Norwegian Cruise Line Holdings Ltd.*	40,982	1,632,723
Royal Caribbean Cruises Ltd.	47,986	3,222,260
Starbucks Corp.	48,176	2,751,813
Starwood Hotels & Resorts Worldwide, Inc.	19,700	1,456,815
Wendy’s Co.	25,492	245,233
Wyndham Worldwide Corp.	710	50,573
Wynn Resorts Ltd. (x)	2,000	181,280

		27,769,344

Household Durables (0.4%)
CalAtlantic Group, Inc.	18,600	682,806
D.R. Horton, Inc.	43,265	1,361,982
Garmin Ltd.	31,712	1,345,223
Harman International Industries, Inc.	10,800	775,656
Lennar Corp., Class A	24,586	1,133,415
Lennar Corp., Class B (x)	1,300	48,425
Mohawk Industries, Inc.*	3,687	699,645
Newell Brands, Inc.	152,495	7,406,682
PulteGroup, Inc.	68,900	$1,342,861
Toll Brothers, Inc.*	23,260	625,927
Tupperware Brands Corp.	9,800	551,544
Whirlpool Corp.	19,072	3,178,158

		19,152,324

Internet & Catalog Retail (0.1%)
Amazon.com, Inc.*	2,088	1,494,215
Liberty Interactive Corp. QVC Group*	55,211	1,400,703
Liberty Ventures*	30,800	1,141,756
Priceline Group, Inc.*	1,242	1,550,525

		5,587,199

Leisure Products (0.0%)
Brunswick Corp.	4,800	217,536
Vista Outdoor, Inc.*	14,218	678,625

		896,161

Media (1.5%)
Clear Channel Outdoor Holdings, Inc., Class A	4,700	29,234
Comcast Corp., Class A	388,305	25,313,604
Discovery Communications, Inc., Class A (x)*	2,900	73,167
Discovery Communications, Inc., Class C*	4,600	109,710
DISH Network Corp., Class A*	14,300	749,320
Interpublic Group of Cos., Inc.	197,706	4,567,009
John Wiley & Sons, Inc., Class A	12,612	658,094
Liberty Broadband Corp. (x)*	36,542	2,188,192
Liberty SiriusXM Group, Class A (x)*	25,756	807,708
Liberty SiriusXM Group, Class C*	52,112	1,608,697
Lions Gate Entertainment Corp. (x)	9,400	190,162
Live Nation Entertainment, Inc.*	16,000	376,000
Madison Square Garden Co., Class A (x)*	5,000	862,550
News Corp., Class A	108,032	1,226,163
News Corp., Class B	34,500	402,615
Omnicom Group, Inc.	106,289	8,661,491
Regal Entertainment Group, Class A (x)	16,500	363,660
Scripps Networks Interactive, Inc., Class A	76,570	4,768,014
TEGNA, Inc.	61,938	1,435,103
Thomson Reuters Corp.	85,436	3,453,323
Time Warner, Inc.	130,680	9,610,207
Time, Inc.	5,063	83,337
Tribune Media Co., Class A (x)	20,300	795,354
Twenty-First Century Fox, Inc., Class A	104,837	2,835,841
Twenty-First Century Fox, Inc., Class B	31,400	855,650
Viacom, Inc., Class A	300	13,926
Viacom, Inc., Class B	36,700	1,521,949
Walt Disney Co.	47,693	4,665,329

		78,225,409

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Multiline Retail (0.5%)
Dillard’s, Inc., Class A (x)	5,415	$328,149
Dollar General Corp.	73,454	6,904,676
J.C. Penney Co., Inc. (x)*	87,477	776,796
Kohl’s Corp.	52,486	1,990,269
Macy’s, Inc.	87,736	2,948,807
Target Corp.	200,275	13,983,200

		26,931,897

Specialty Retail (0.9%)
Advance Auto Parts, Inc.	9,250	1,495,078
AutoNation, Inc.*	11,100	521,478
Bed Bath & Beyond, Inc.	37,800	1,633,716
Best Buy Co., Inc.	78,861	2,413,147
Burlington Stores, Inc.*	8,500	567,035
Cabela’s, Inc.*	12,400	620,744
CST Brands, Inc.	21,204	913,468
Dick’s Sporting Goods, Inc.	5,400	243,324
Foot Locker, Inc.	3,905	214,228
GameStop Corp., Class A (x)	28,996	770,714
Gap, Inc. (x)	59,200	1,256,224
GNC Holdings, Inc., Class A	133,600	3,245,144
Home Depot, Inc.	60,900	7,776,320
L Brands, Inc.	56,500	3,792,845
Lowe’s Cos., Inc.	36,280	2,872,288
Michaels Cos., Inc.*	6,100	173,484
Murphy USA, Inc.*	4,130	306,281
Office Depot, Inc.*	381,998	1,264,413
Penske Automotive Group, Inc. (x)	10,900	342,914
Ross Stores, Inc.	77,668	4,402,999
Signet Jewelers Ltd.	2,000	164,820
Staples, Inc.	183,396	1,580,874
Tiffany & Co.	31,200	1,891,968
TJX Cos., Inc.	61,069	4,716,358
Urban Outfitters, Inc.*	5,600	154,000

		43,333,864

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	64,300	2,619,582
NIKE, Inc., Class B	38,552	2,128,070
PVH Corp.	22,982	2,165,594
Ralph Lauren Corp.	15,100	1,353,262

		8,266,508

Total Consumer Discretionary		276,363,848

Consumer Staples (7.7%)
Beverages (0.7%)
Brown-Forman Corp., Class A (x)	500	54,015
Brown-Forman Corp., Class B	1,600	159,616
Coca-Cola Co.	280,200	12,701,466
Diageo plc	187,846	5,256,159
Molson Coors Brewing Co., Class B	48,922	4,947,482
PepsiCo, Inc.	122,996	13,030,197

		36,148,935

Food & Staples Retailing (1.4%)
CVS Health Corp.	106,394	$10,186,162
Kroger Co.	237,405	8,734,130
Walgreens Boots Alliance, Inc.	194,806	16,221,496
Wal-Mart Stores, Inc.	431,774	31,528,137
Whole Foods Market, Inc. (x)	75,400	2,414,308

		69,084,233

Food Products (2.0%)
Archer-Daniels-Midland Co.	255,153	10,943,512
Bunge Ltd.	39,514	2,337,253
ConAgra Foods, Inc.	39,869	1,906,137
Danone S.A.	49,978	3,524,082
Flowers Foods, Inc.	4,000	75,000
General Mills, Inc.	125,311	8,937,181
Hain Celestial Group, Inc.*	7,300	363,175
Hormel Foods Corp.	9,700	355,020
Ingredion, Inc.	26,496	3,428,847
J.M. Smucker Co.	49,583	7,556,945
Kellogg Co.	5,420	442,543
Kraft Heinz Co.	148,300	13,121,584
Mead Johnson Nutrition Co.	34,100	3,094,575
Mondelez International, Inc., Class A	550,732	25,063,812
Nestle S.A. (Registered)	99,547	7,678,626
Pilgrim’s Pride Corp. (x)	14,400	366,912
Pinnacle Foods, Inc.	32,881	1,522,061
Post Holdings, Inc.*	7,700	636,713
TreeHouse Foods, Inc.*	10,700	1,098,355
Tyson Foods, Inc., Class A	95,892	6,404,627

		98,856,960

Household Products (1.9%)
Clorox Co.	5,477	757,962
Colgate-Palmolive Co.	223,100	16,330,920
Energizer Holdings, Inc.	11,973	616,490
Kimberly-Clark Corp.	52,181	7,173,844
Procter & Gamble Co.#	834,404	70,648,986

		95,528,202

Personal Products (0.1%)
Coty, Inc., Class A (x)	5,600	145,544
Edgewell Personal Care Co.*	16,773	1,415,809
Nu Skin Enterprises, Inc., Class A (x)	11,100	512,709
Unilever N.V. (N.Y. Shares)	10,790	506,483

		2,580,545

Tobacco (1.6%)
Altria Group, Inc.	204,754	14,119,836
Philip Morris International, Inc.	600,569	61,089,879
Reynolds American, Inc.	90,400	4,875,272

		80,084,987

Total Consumer Staples		382,283,862

Energy (10.9%)
Energy Equipment & Services (1.8%)
Baker Hughes, Inc.	124,791	5,631,818
Diamond Offshore Drilling, Inc. (x)	18,203	442,879
Dril-Quip, Inc.*	10,800	631,044

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Ensco plc, Class A	85,700	$832,147
FMC Technologies, Inc.*	64,100	1,709,547
Frank’s International N.V. (x)	9,957	145,472
Halliburton Co.	244,400	11,068,876
Helmerich & Payne, Inc. (x)	90,331	6,063,920
Nabors Industries Ltd.	78,325	787,166
National Oilwell Varco, Inc. (x)	160,327	5,395,004
Noble Corp. plc (x)	68,800	566,912
Oceaneering International, Inc.	27,800	830,108
Patterson-UTI Energy, Inc.	41,049	875,165
Rowan Cos., plc, Class A (x)	35,646	629,508
RPC, Inc. (x)*	16,500	256,245
Schlumberger Ltd.	571,454	45,190,581
Superior Energy Services, Inc.	328,248	6,043,046
Transocean Ltd. (x)	98,200	1,167,598
Weatherford International plc*	254,000	1,409,700

		89,676,736

Oil, Gas & Consumable Fuels (9.1%)
Anadarko Petroleum Corp.	145,506	7,748,195
Antero Resources Corp. (x)*	46,600	1,210,668
Apache Corp.	381,753	21,252,190
Cabot Oil & Gas Corp.	38,600	993,564
California Resources Corp.	1	6
Cheniere Energy, Inc.*	56,700	2,129,085
Chesapeake Energy Corp. (x)*	158,583	678,735
Chevron Corp.	583,809	61,200,698
Cimarex Energy Co.	22,472	2,681,359
Columbia Pipeline Group, Inc.	113,904	2,903,413
Concho Resources, Inc.*	37,200	4,436,844
ConocoPhillips Co.	353,653	15,419,271
CONSOL Energy, Inc. (x)	64,530	1,038,288
Continental Resources, Inc. (x)*	13,700	620,199
Devon Energy Corp.	642,108	23,276,416
Diamondback Energy, Inc.	15,400	1,404,634
Energen Corp.	27,588	1,330,017
EOG Resources, Inc.	270,758	22,586,632
EQT Corp.	49,013	3,795,077
Exxon Mobil Corp.#	1,389,487	130,250,512
Gulfport Energy Corp.*	328,663	10,274,005
Hess Corp.	190,557	11,452,476
HollyFrontier Corp.	46,092	1,095,607
Kinder Morgan, Inc.	548,618	10,270,129
Kosmos Energy Ltd. (x)*	44,600	243,070
Laredo Petroleum, Inc. (x)*	38,056	398,827
Marathon Oil Corp.	1,171,973	17,591,315
Marathon Petroleum Corp.	271,188	10,294,296
Memorial Resource Development Corp.*	23,000	365,240
Murphy Oil Corp. (x)	46,422	1,473,899
Newfield Exploration Co.*	42,031	1,856,930
Noble Energy, Inc.	120,994	4,340,055
Occidental Petroleum Corp.	279,713	21,135,114
Parsley Energy, Inc., Class A*	134,790	3,647,417
PBF Energy, Inc., Class A	27,718	659,134
Phillips 66	128,519	10,196,697
Pioneer Natural Resources Co.	46,400	7,016,144
QEP Resources, Inc.	61,403	1,082,535
Range Resources Corp. (x)	47,300	2,040,522
Rice Energy, Inc.*	33,862	746,318
SM Energy Co. (x)	19,100	515,700
Spectra Energy Corp.	168,626	$6,176,770
Suncor Energy, Inc.	18,910	524,374
Targa Resources Corp.	44,400	1,871,016
Tesoro Corp.	34,033	2,549,752
Valero Energy Corp.	341,373	17,410,023
Whiting Petroleum Corp. (x)*	57,248	530,116
Williams Cos., Inc.	159,510	3,450,201
World Fuel Services Corp.	19,590	930,329
WPX Energy, Inc.*	78,503	730,863

		455,824,677

Total Energy		545,501,413

Financials (23.1%)
Banks (8.7%)
Associated Banc-Corp	42,384	726,886
Bank of America Corp.	4,224,023	56,052,785
Bank of Hawaii Corp.	12,028	827,526
BankUnited, Inc.	28,208	866,550
BB&T Corp.	300,916	10,715,619
BOK Financial Corp. (x)	7,244	454,199
CIT Group, Inc.	56,608	1,806,361
Citigroup, Inc.	1,489,614	63,144,737
Citizens Financial Group, Inc.	284,842	5,691,143
Comerica, Inc.	49,651	2,042,146
Commerce Bancshares, Inc./Missouri	23,608	1,130,823
Cullen/Frost Bankers, Inc. (x)	15,067	960,220
East West Bancorp, Inc.	40,729	1,392,117
Fifth Third Bancorp	217,624	3,828,006
First Horizon National Corp.	65,492	902,480
First Niagara Financial Group, Inc.	100,064	974,623
First Republic Bank/California	8,213	574,828
Huntington Bancshares, Inc./Ohio	225,701	2,017,767
JPMorgan Chase & Co.#	1,814,922	112,779,252
KeyCorp	499,441	5,518,823
M&T Bank Corp.	42,571	5,033,169
PacWest Bancorp (x)	33,700	1,340,586
People’s United Financial, Inc.	87,948	1,289,318
PNC Financial Services Group, Inc.	198,841	16,183,669
Popular, Inc.	29,040	850,872
Regions Financial Corp.	745,206	6,341,703
Signature Bank/New York*	6,217	776,628
SunTrust Banks, Inc./Georgia	142,857	5,868,566
SVB Financial Group*	3,850	366,366
Synovus Financial Corp.	35,320	1,023,927
TCF Financial Corp.	44,636	564,645
U.S. Bancorp	676,954	27,301,555
Wells Fargo & Co.#	1,917,905	90,774,443
Western Alliance Bancorp*	11,500	375,475
Zions Bancorp	57,214	1,437,788

		431,935,601

Capital Markets (2.2%)
Affiliated Managers Group, Inc.*	2,000	281,540
Ameriprise Financial, Inc.	42,913	3,855,733
Bank of New York Mellon Corp.	414,695	16,110,901

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
BlackRock, Inc.	48,524	$16,620,926
Charles Schwab Corp.	68,066	1,722,750
E*TRADE Financial Corp.*	79,451	1,866,304
Franklin Resources, Inc.	214,202	7,147,921
Goldman Sachs Group, Inc.	169,916	25,246,118
Interactive Brokers Group, Inc., Class A	15,894	562,648
Invesco Ltd.	97,407	2,487,775
KKR & Co. L.P.	8,046	99,288
Lazard Ltd., Class A	31,200	929,136
Legg Mason, Inc.	29,815	879,244
LPL Financial Holdings, Inc. (x)	20,900	470,877
Morgan Stanley	538,973	14,002,519
Northern Trust Corp.	58,954	3,906,292
Raymond James Financial, Inc.	35,930	1,771,349
State Street Corp.	169,567	9,143,053
T. Rowe Price Group, Inc.	16,300	1,189,411
TD Ameritrade Holding Corp.	7,653	217,919

		108,511,704

Consumer Finance (2.0%)
Ally Financial, Inc.*	126,300	2,155,941
American Express Co.	290,813	17,669,798
Capital One Financial Corp.	467,670	29,701,723
Discover Financial Services	502,980	26,954,698
Navient Corp.	93,593	1,118,436
OneMain Holdings, Inc.*	162,554	3,709,482
Santander Consumer USA Holdings, Inc.*	29,995	309,848
SLM Corp.*	740,596	4,576,883
Synchrony Financial*	554,649	14,021,527

		100,218,336

Diversified Financial Services (2.2%)
Berkshire Hathaway, Inc., Class B#*	539,821	78,160,682
CME Group, Inc./Illinois	96,308	9,380,399
Intercontinental Exchange, Inc.	17,483	4,474,949
Leucadia National Corp.	93,505	1,620,442
Moody’s Corp.	27,275	2,555,940
Nasdaq, Inc.	195,092	12,616,600
S&P Global, Inc.	8,834	947,535
Voya Financial, Inc.	58,161	1,440,066

		111,196,613

Insurance (4.5%)
Aflac, Inc.	114,590	8,268,814
Alleghany Corp.*	4,234	2,326,922
Allied World Assurance Co. Holdings AG	24,870	873,932
Allstate Corp.	198,935	13,915,503
American Financial Group, Inc./Ohio	19,425	1,436,090
American International Group, Inc.	497,962	26,337,209
American National Insurance Co.	2,079	235,239
AmTrust Financial Services, Inc.	23,300	570,850
Aon plc	68,991	7,535,887
Arch Capital Group Ltd.*	32,664	2,351,808
Arthur J. Gallagher & Co.	15,700	747,320
Aspen Insurance Holdings Ltd.	17,024	789,573
Assurant, Inc.	17,569	$1,516,380
Assured Guaranty Ltd.	37,792	958,783
Axis Capital Holdings Ltd.	25,994	1,429,670
Brown & Brown, Inc.	31,062	1,163,893
Chubb Ltd.	203,946	26,657,781
Cincinnati Financial Corp.	42,721	3,199,376
CNA Financial Corp.	7,622	239,483
Endurance Specialty Holdings Ltd.	18,134	1,217,879
Erie Indemnity Co., Class A	1,900	188,746
Everest Reinsurance Group Ltd. (x)	11,975	2,187,473
First American Financial Corp.	99,461	4,000,321
FNF Group	213,229	7,996,088
Genworth Financial, Inc., Class A*	461,993	1,191,942
Hanover Insurance Group, Inc.	12,001	1,015,525
Hartford Financial Services Group, Inc.	248,699	11,037,262
Lincoln National Corp.	148,273	5,748,544
Loews Corp.	79,740	3,276,517
Markel Corp.*	3,949	3,762,528
Mercury General Corp.	7,741	411,512
MetLife, Inc.	440,214	17,533,724
Old Republic International Corp.	68,691	1,325,049
Principal Financial Group, Inc.	76,197	3,132,459
ProAssurance Corp.	14,970	801,644
Progressive Corp.	167,205	5,601,368
Prudential Financial, Inc.	231,501	16,515,281
Reinsurance Group of America, Inc.	18,145	1,759,884
RenaissanceReinsurance Holdings Ltd.	12,036	1,413,508
Torchmark Corp.	33,821	2,090,814
Travelers Cos., Inc.	176,188	20,973,419
Unum Group	67,653	2,150,689
Validus Holdings Ltd.	21,378	1,038,757
W. R. Berkley Corp.	27,254	1,633,060
White Mountains Insurance Group Ltd.	1,396	1,175,432
XL Group plc	154,035	5,130,906

		224,864,844

Real Estate Investment Trusts (REITs) (3.3%)
Alexandria Real Estate Equities, Inc. (REIT)	18,706	1,936,445
American Campus Communities, Inc. (REIT)	37,111	1,962,059
American Capital Agency Corp. (REIT)	94,348	1,869,977
American Homes 4 Rent (REIT), Class A	47,308	968,868
Annaly Capital Management, Inc. (REIT)	263,280	2,914,510
Apartment Investment & Management Co. (REIT), Class A	44,249	1,954,036
Apple Hospitality REIT, Inc. (REIT) (x)	46,700	878,427
AvalonBay Communities, Inc. (REIT)	39,048	7,043,869

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Boston Properties, Inc. (REIT)	36,175	$4,771,483
Brandywine Realty Trust (REIT)	48,844	820,579
Brixmor Property Group, Inc. (REIT)	110,451	2,922,533
Camden Property Trust (REIT)	24,367	2,154,530
Care Capital Properties, Inc. (REIT)	21,499	563,489
Chimera Investment Corp. (REIT)	53,256	836,119
Columbia Property Trust, Inc. (REIT)	35,100	751,140
Communications Sales & Leasing, Inc. (REIT) (x)	34,707	1,003,032
Corporate Office Properties Trust (REIT)	26,797	792,387
Corrections Corp. of America (REIT)	33,189	1,162,279
Crown Castle International Corp. (REIT)	10,900	1,105,587
CubeSmart (REIT)	16,100	497,168
CyrusOne, Inc. (REIT)	2,400	133,584
DCT Industrial Trust, Inc. (REIT)	25,600	1,229,824
DDR Corp. (REIT)	87,469	1,586,688
Digital Realty Trust, Inc. (REIT)	12,560	1,368,914
Douglas Emmett, Inc. (REIT)	39,744	1,411,707
Duke Realty Corp. (REIT)	98,439	2,624,384
Empire State Realty Trust, Inc. (REIT), Class A	13,300	252,567
EPR Properties (REIT)	17,900	1,444,172
Equity Commonwealth (REIT)*	34,646	1,009,238
Equity One, Inc. (REIT)	26,000	836,680
Equity Residential (REIT)	101,539	6,994,006
Essex Property Trust, Inc. (REIT)	10,809	2,465,425
Forest City Realty Trust, Inc. (REIT), Class A	64,958	1,449,213
General Growth Properties, Inc. (REIT)	163,925	4,888,244
HCP, Inc. (REIT)	133,109	4,709,396
Healthcare Trust of America, Inc. (REIT), Class A	10,097	326,537
Highwoods Properties, Inc. (REIT)	27,200	1,436,160
Hospitality Properties Trust (REIT)	42,483	1,223,510
Host Hotels & Resorts, Inc. (REIT)	209,538	3,396,611
Kilroy Realty Corp. (REIT)	25,788	1,709,487
Kimco Realty Corp. (REIT)	114,872	3,604,683
Liberty Property Trust (REIT)	41,547	1,650,247
Macerich Co. (REIT)	40,809	3,484,681
MFA Financial, Inc. (REIT)	105,157	764,491
Mid-America Apartment Communities, Inc. (REIT)	21,438	2,281,003
National Retail Properties, Inc. (REIT)	40,662	2,103,039
NorthStar Realty Finance Corp. (REIT)	51,000	582,930
Omega Healthcare Investors, Inc. (REIT)	32,900	$1,116,955
Outfront Media, Inc. (REIT)	32,860	794,226
Paramount Group, Inc. (REIT)	51,174	815,714
Piedmont Office Realty Trust, Inc. (REIT), Class A	41,088	885,036
Post Properties, Inc. (REIT)	15,015	916,666
Prologis, Inc. (REIT)	148,754	7,294,896
Rayonier, Inc. (REIT)	34,800	913,152
Realty Income Corp. (REIT)	73,388	5,090,192
Regency Centers Corp. (REIT)	22,602	1,892,465
Retail Properties of America, Inc. (REIT), Class A	67,497	1,140,699
Senior Housing Properties Trust (REIT)	59,122	1,231,511
Simon Property Group, Inc. (REIT)	8,300	1,800,270
SL Green Realty Corp. (REIT)	27,815	2,961,463
Sovran Self Storage, Inc. (REIT)	4,500	472,140
Spirit Realty Capital, Inc. (REIT)	136,333	1,740,972
Starwood Property Trust, Inc. (REIT)	271,696	5,629,541
STORE Capital Corp. (REIT)	42,900	1,263,405
Sun Communities, Inc. (REIT)	17,800	1,364,192
Tanger Factory Outlet Centers, Inc. (REIT)	2,500	100,450
Taubman Centers, Inc. (REIT)	8,343	619,051
Two Harbors Investment Corp. (REIT)	98,361	841,970
UDR, Inc. (REIT)	75,428	2,784,802
Ventas, Inc. (REIT)	65,998	4,805,974
VEREIT, Inc. (REIT)	258,300	2,619,162
Vornado Realty Trust (REIT)	48,946	4,900,474
Weingarten Realty Investors (REIT)	33,116	1,351,795
Welltower, Inc. (REIT)	101,812	7,755,020
Weyerhaeuser Co. (REIT)	211,220	6,288,019
WP Carey, Inc. (REIT)	29,453	2,044,627

		163,310,777

Real Estate Management & Development (0.1%)
Howard Hughes Corp.*	10,299	1,177,382
Jones Lang LaSalle, Inc.	12,846	1,251,843
Realogy Holdings Corp.*	41,107	1,192,925

		3,622,150

Thrifts & Mortgage Finance (0.1%)
New York Community Bancorp, Inc. (x)	306,838	4,599,502
TFS Financial Corp.	16,196	278,895

		4,878,397

Total Financials		1,148,538,422

Health Care (11.1%)
Biotechnology (0.3%)
Alnylam Pharmaceuticals, Inc. (x)*	2,800	155,372
Gilead Sciences, Inc.	164,257	13,702,319

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Juno Therapeutics, Inc. (x)*	1,700	$65,348
OPKO Health, Inc. (x)*	7,700	71,918
United Therapeutics Corp.*	9,100	963,872

		14,958,829

Health Care Equipment & Supplies (2.4%)
Abbott Laboratories	555,782	21,847,791
Alere, Inc.*	20,053	835,809
Baxter International, Inc.	405,170	18,321,787
Cooper Cos., Inc.	3,064	525,690
Dentsply Sirona, Inc.	65,487	4,062,813
Hill-Rom Holdings, Inc.	1,165	58,774
Medtronic plc	600,713	52,123,868
St. Jude Medical, Inc.	108,318	8,448,804
Teleflex, Inc.	10,198	1,808,207
Zimmer Biomet Holdings, Inc.	102,854	12,381,565

		120,415,108

Health Care Providers & Services (1.5%)
Acadia Healthcare Co., Inc. (x)*	13,600	753,440
Aetna, Inc.	139,905	17,086,598
Amsurg Corp.*	6,700	519,518
Anthem, Inc.	71,672	9,413,400
Brookdale Senior Living, Inc.*	52,300	807,512
Cardinal Health, Inc.	6,842	533,744
Centene Corp.*	12,585	898,191
Cigna Corp.	91,045	11,652,850
DaVita HealthCare Partners, Inc.*	29,000	2,242,280
Envision Healthcare Holdings, Inc.*	8,700	220,719
Express Scripts Holding Co.*	78,144	5,923,315
HCA Holdings, Inc.*	28,229	2,173,915
Humana, Inc.	2,534	455,816
Laboratory Corp. of America Holdings*	16,064	2,092,657
LifePoint Health, Inc.*	11,481	750,513
McKesson Corp.	13,855	2,586,036
MEDNAX, Inc.*	7,706	558,146
Premier, Inc., Class A*	9,000	294,300
Quest Diagnostics, Inc.	86,636	7,053,037
UnitedHealth Group, Inc.	37,419	5,283,563
Universal Health Services, Inc., Class B	18,338	2,459,126
WellCare Health Plans, Inc.*	1,000	107,280

		73,865,956

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	53,050	673,735

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	68,320	3,030,675
Bio-Rad Laboratories, Inc., Class A*	5,883	841,387
PerkinElmer, Inc.	24,404	1,279,258
QIAGEN N.V.*	64,844	1,414,248
Quintiles Transnational Holdings, Inc.*	8,066	526,871
Thermo Fisher Scientific, Inc.	95,440	14,102,214
VWR Corp.*	20,817	601,611

		21,796,264

Pharmaceuticals (6.5%)
Allergan plc*	46,100	$10,653,249
Endo International plc*	58,200	907,338
Johnson & Johnson#	938,117	113,793,593
Mallinckrodt plc*	31,162	1,894,026
Merck & Co., Inc.	1,339,848	77,188,643
Mylan N.V.*	89,000	3,848,360
Novartis AG (Registered)	16,000	1,316,220
Perrigo Co. plc	39,200	3,554,264
Pfizer, Inc.#	2,840,973	100,030,660
Roche Holding AG	4,589	1,211,636
Shire plc (ADR)	15,665	2,883,576
Teva Pharmaceutical Industries Ltd. (ADR)	47,570	2,389,441

		319,671,006

Total Health Care		551,380,898

Industrials (8.7%)
Aerospace & Defense (2.0%)
B/E Aerospace, Inc.	106,167	4,902,261
Boeing Co.	30,290	3,933,762
General Dynamics Corp.	40,708	5,668,182
Honeywell International, Inc.	124,192	14,446,013
Huntington Ingalls Industries, Inc.	15,120	2,540,614
L-3 Communications Holdings, Inc.	76,930	11,284,862
Lockheed Martin Corp.	30,491	7,566,951
Northrop Grumman Corp.	30,112	6,693,295
Orbital ATK, Inc.	16,609	1,414,090
Raytheon Co.	57,585	7,828,681
Spirit AeroSystems Holdings, Inc., Class A*	18,173	781,439
Textron, Inc.	52,807	1,930,624
United Technologies Corp.	314,361	32,237,721

		101,228,495

Air Freight & Logistics (0.2%)
Expeditors International of Washington, Inc.	15,300	750,312
United Parcel Service, Inc., Class B	70,680	7,613,650

		8,363,962

Airlines (0.5%)
Alaska Air Group, Inc.	6,000	349,740
American Airlines Group, Inc.	249,730	7,069,856
Copa Holdings S.A., Class A (x)	8,800	459,888
Delta Air Lines, Inc.	186,339	6,788,330
JetBlue Airways Corp.*	222,043	3,677,032
Spirit Airlines, Inc.*	20,300	910,861
United Continental Holdings, Inc.*	95,500	3,919,320

		23,175,027

Building Products (0.1%)
Armstrong World Industries, Inc. (x)*	13,200	516,780
Lennox International, Inc.	900	128,340
Masco Corp.	33,100	1,024,114

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Owens Corning, Inc.	32,637	$1,681,458
USG Corp.*	24,700	665,912

		4,016,604

Commercial Services & Supplies (0.3%)
Clean Harbors, Inc.*	13,700	713,907
R.R. Donnelley & Sons Co.	19,061	322,512
Republic Services, Inc.	67,065	3,441,105
Stericycle, Inc.*	1,300	135,356
Tyco International plc	257,158	10,954,932
Waste Management, Inc.	21,961	1,455,355

		17,023,167

Construction & Engineering (0.2%)
AECOM*	107,194	3,405,554
Chicago Bridge & Iron Co. N.V. (N.Y. Shares) (x)	29,600	1,025,048
Fluor Corp.	39,605	1,951,734
Jacobs Engineering Group, Inc.*	34,085	1,697,774
KBR, Inc.	40,497	536,180
Quanta Services, Inc.*	91,498	2,115,434
Valmont Industries, Inc.	1,300	175,851

		10,907,575

Electrical Equipment (0.6%)
AMETEK, Inc.	53,500	2,473,305
Eaton Corp. plc	301,889	18,031,829
Emerson Electric Co.	153,135	7,987,522
Hubbell, Inc.	5,646	595,484
Regal Beloit Corp.	12,693	698,750
Rockwell Automation, Inc.	7,700	884,114
SolarCity Corp.*	18,600	445,098

		31,116,102

Industrial Conglomerates (2.0%)
3M Co.	60,395	10,576,372
Carlisle Cos., Inc.	12,478	1,318,675
Danaher Corp.	197,364	19,933,764
General Electric Co.#	2,117,030	66,644,105
Roper Technologies, Inc.	13,900	2,370,784

		100,843,700

Machinery (1.5%)
AGCO Corp.	19,751	930,865
Allison Transmission Holdings, Inc.	40,200	1,134,846
Caterpillar, Inc.	178,125	13,503,657
Colfax Corp.*	27,900	738,234
Crane Co.	13,874	786,933
Cummins, Inc.	54,980	6,181,951
Deere & Co. (x)	82,596	6,693,580
Donaldson Co., Inc.	2,754	94,627
Dover Corp.	43,639	3,025,055
Flowserve Corp.	14,500	654,965
IDEX Corp.	1,455	119,456
Illinois Tool Works, Inc.	51,674	5,382,364
Ingersoll-Rand plc	64,174	4,086,600
ITT, Inc.	136,633	4,369,523
Lincoln Electric Holdings, Inc.	6,400	378,112
Manitowoc Foodservice, Inc.*	20,100	354,162
Oshkosh Corp.	20,699	987,549
PACCAR, Inc.	88,976	4,615,185
Parker-Hannifin Corp.	38,038	4,110,006
Pentair plc	83,123	$4,845,240
Snap-on, Inc.	4,400	694,408
Stanley Black & Decker, Inc.	59,774	6,648,064
Terex Corp.	30,003	609,361
Timken Co.	19,939	611,330
Trinity Industries, Inc.	42,398	787,331
Xylem, Inc.	24,417	1,090,219

		73,433,623

Marine (0.0%)
Kirby Corp.*	15,000	935,850

Professional Services (0.4%)
Dun & Bradstreet Corp.	12,588	1,533,722
Equifax, Inc.	8,688	1,115,539
IHS, Inc., Class A*	2,000	231,220
ManpowerGroup, Inc.	20,308	1,306,617
Nielsen Holdings plc	257,419	13,378,065

		17,565,163

Road & Rail (0.9%)
AMERCO	703	263,309
Canadian National Railway Co.	35,157	2,076,372
CSX Corp.	272,108	7,096,577
Genesee & Wyoming, Inc., Class A*	16,139	951,394
Hertz Global Holdings, Inc.*	82,300	911,061
Kansas City Southern	30,700	2,765,763
Norfolk Southern Corp.	84,208	7,168,627
Old Dominion Freight Line, Inc.*	7,300	440,263
Ryder System, Inc.	15,258	932,874
Union Pacific Corp.	239,337	20,882,153

		43,488,393

Trading Companies & Distributors (0.0%)
AerCap Holdings N.V.*	4,410	148,132
Air Lease Corp.	21,069	564,228
MSC Industrial Direct Co., Inc., Class A	7,900	557,424
United Rentals, Inc.*	3,700	248,270
WESCO International, Inc. (x)*	11,964	616,026

		2,134,080

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	21,200	1,569,860

Total Industrials		435,801,601

Information Technology (9.6%)
Communications Equipment (1.7%)
ARRIS International plc*	41,400	867,744
Brocade Communications Systems, Inc.	132,876	1,219,802
Cisco Systems, Inc.	2,487,943	71,379,085
EchoStar Corp., Class A*	12,883	511,455
Harris Corp.	35,514	2,963,288
Juniper Networks, Inc.	106,229	2,389,090
Motorola Solutions, Inc.	44,100	2,909,277
Nokia Oyj (ADR) (x)	434,330	2,471,338
Telefonaktiebolaget LM Ericsson (ADR)	303,361	2,329,812

		87,040,891

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Electronic Equipment, Instruments & Components (0.4%)
Arrow Electronics, Inc.*	25,908	$1,603,705
Avnet, Inc.	36,482	1,477,886
Corning, Inc.	306,566	6,278,471
Dolby Laboratories, Inc., Class A	14,436	690,763
Fitbit, Inc., Class A (x)*	6,565	80,224
FLIR Systems, Inc.	38,935	1,205,038
Ingram Micro, Inc., Class A	41,225	1,433,806
IPG Photonics Corp.*	1,600	128,000
Jabil Circuit, Inc.	53,174	982,124
Keysight Technologies, Inc.*	177,675	5,168,566
National Instruments Corp.	6,200	169,880
Trimble Navigation Ltd.*	14,900	362,964
Zebra Technologies Corp., Class A*	2,700	135,270

		19,716,697

Internet Software & Services (0.5%)
Akamai Technologies, Inc.*	5,400	302,022
Alphabet, Inc., Class C*	21,785	15,077,399
IAC/InterActiveCorp.	4,300	242,090
Pandora Media, Inc.*	8,700	108,315
Twitter, Inc. (x)*	21,100	356,801
Yahoo!, Inc.*	247,200	9,284,832
Yelp, Inc.*	4,400	133,584
Zillow Group, Inc., Class A (x)*	4,400	161,260
Zillow Group, Inc., Class C (x)*	8,900	322,892

		25,989,195

IT Services (1.3%)
Accenture plc, Class A	131,679	14,917,915
Amdocs Ltd.	42,143	2,432,494
Booz Allen Hamilton Holding Corp.	1,811	53,678
Cognizant Technology Solutions Corp., Class A*	26,906	1,540,099
Computer Sciences Corp.	39,370	1,954,721
CoreLogic, Inc.*	10,325	397,306
Fidelity National Information Services, Inc.	105,783	7,794,091
First Data Corp., Class A*	55,720	616,820
Fiserv, Inc.*	28,055	3,050,420
International Business Machines Corp.	106,671	16,190,525
Leidos Holdings, Inc.	18,584	889,616
MasterCard, Inc., Class A	31,723	2,793,527
Visa, Inc., Class A	44,013	3,264,444
Xerox Corp.	744,586	7,066,121

		62,961,777

Semiconductors & Semiconductor Equipment (2.6%)
Analog Devices, Inc.	112,476	6,370,641
Applied Materials, Inc.	284,422	6,817,595
Cree, Inc. (x)*	17,900	437,476
Cypress Semiconductor Corp. (x)	88,581	934,530
First Solar, Inc.*	21,494	1,042,029
Intel Corp.	1,496,325	49,079,460
Lam Research Corp. (x)	9,794	823,284
Linear Technology Corp.	36,000	1,675,080
Marvell Technology Group Ltd.	114,500	1,091,185
Micron Technology, Inc.*	294,945	$4,058,443
ON Semiconductor Corp.*	105,493	930,448
Qorvo, Inc.*	35,200	1,945,152
QUALCOMM, Inc.	780,909	41,833,295
Skyworks Solutions, Inc.	4,400	278,432
SunPower Corp. (x)*	16,300	252,487
Teradyne, Inc.	148,609	2,926,111
Texas Instruments, Inc.	137,573	8,618,948
Xilinx, Inc.	49,400	2,278,822

		131,393,418

Software (1.5%)
ANSYS, Inc.*	18,600	1,687,950
Autodesk, Inc.*	10,969	593,862
CA, Inc.	83,006	2,725,087
FireEye, Inc. (x)*	33,000	543,510
Intuit, Inc.	7,934	885,514
Microsoft Corp.	279,954	14,325,246
Nuance Communications, Inc.*	15,435	241,249
Oracle Corp.	1,078,625	44,148,120
PTC, Inc.*	18,000	676,440
SS&C Technologies Holdings, Inc.	5,000	140,400
Symantec Corp.	149,850	3,077,919
Synopsys, Inc.*	38,947	2,106,254
VMware, Inc., Class A (x)*	15,900	909,798
Zynga, Inc., Class A*	206,289	513,660

		72,575,009

Technology Hardware, Storage & Peripherals (1.6%)
Apple, Inc.	317,025	30,307,589
EMC Corp.	497,709	13,522,754
Hewlett Packard Enterprise Co.	810,898	14,815,106
HP, Inc.	811,698	10,186,810
Lexmark International, Inc., Class A	17,514	661,154
NCR Corp.*	88,810	2,466,254
NetApp, Inc.	82,500	2,028,675
Western Digital Corp.	80,352	3,797,436

		77,785,778

Total Information Technology		477,462,765

Materials (2.3%)
Chemicals (1.4%)
Air Products and Chemicals, Inc.	7,207	1,023,682
Akzo Nobel N.V. (ADR) (x)	72,736	1,530,365
Albemarle Corp.	31,922	2,531,734
Ashland, Inc.	24,093	2,765,154
Cabot Corp.	17,389	793,982
Celanese Corp.	38,200	2,500,190
CF Industries Holdings, Inc.	232,036	5,592,068
Dow Chemical Co.	382,730	19,025,509
E.I. du Pont de Nemours & Co.	56,885	3,686,148
Eastman Chemical Co.	42,100	2,858,590
FMC Corp.	7,400	342,694
Huntsman Corp.	56,313	757,410
LyondellBasell Industries N.V., Class A	80,713	6,006,661
Monsanto Co.	61,752	6,385,774
Mosaic Co.	99,587	2,607,188

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
NewMarket Corp.	200	$82,876
Platform Specialty Products Corp. (x)*	46,700	414,696
PPG Industries, Inc.	89,629	9,334,860
Praxair, Inc.	10,000	1,123,900
Scotts Miracle-Gro Co., Class A	1,000	69,910
W.R. Grace & Co.	8,900	651,569
Westlake Chemical Corp.	10,736	460,789

		70,545,749

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	1,700	326,400
Vulcan Materials Co.	2,654	319,435

		645,835

Containers & Packaging (0.4%)
AptarGroup, Inc.	13,192	1,043,883
Avery Dennison Corp.	13,694	1,023,627
Bemis Co., Inc.	54,540	2,808,265
Crown Holdings, Inc.*	64,989	3,292,992
Graphic Packaging Holding Co.	26,900	337,326
International Paper Co.	116,813	4,950,534
Sonoco Products Co.	28,267	1,403,739
WestRock Co.	71,242	2,769,177

		17,629,543

Metals & Mining (0.5%)
Alcoa, Inc.	375,084	3,477,029
Allegheny Technologies, Inc. (x)	22,890	291,848
Compass Minerals International, Inc.	9,600	712,224
Freeport-McMoRan, Inc. (x)	278,677	3,104,462
Newmont Mining Corp.	151,401	5,922,806
Nucor Corp.	90,549	4,474,026
Reliance Steel & Aluminum Co.	56,379	4,335,545
Royal Gold, Inc. (x)	17,328	1,247,963
Southern Copper Corp. (x)	13,200	356,136
Steel Dynamics, Inc.	56,816	1,391,992
Tahoe Resources, Inc.	85,485	1,279,710
United States Steel Corp. (x)	38,617	651,083

		27,244,824

Paper & Forest Products (0.0%)
Domtar Corp.	17,694	619,467

Total Materials		116,685,418

Telecommunication Services (3.5%)
Diversified Telecommunication Services (3.1%)
AT&T, Inc.	1,904,906	82,310,989
CenturyLink, Inc.	153,108	4,441,663
Frontier Communications Corp. (x)	332,329	1,641,705
Level 3 Communications, Inc.*	83,200	4,283,968
SBA Communications Corp., Class A*	12,900	1,392,426
Verizon Communications, Inc.	1,096,419	61,224,037

		155,294,788

Wireless Telecommunication Services (0.4%)
Sprint Corp. (x)*	215,481	976,129
Telephone & Data Systems, Inc.	307,084	9,108,111
T-Mobile US, Inc.*	159,311	6,893,387
U.S. Cellular Corp.*	36,657	$1,439,520
Vodafone Group plc	333,720	1,015,908

		19,433,055

Total Telecommunication Services		174,727,843

Utilities (5.7%)
Electric Utilities (3.4%)
Alliant Energy Corp.	64,640	2,566,208
American Electric Power Co., Inc.	218,051	15,283,195
Avangrid, Inc.	15,962	735,210
Duke Energy Corp.	243,183	20,862,670
Edison International	174,681	13,567,473
Entergy Corp.	51,014	4,149,989
Eversource Energy	90,397	5,414,780
Exelon Corp.	698,848	25,410,112
FirstEnergy Corp.	121,176	4,230,254
Great Plains Energy, Inc.	43,919	1,335,138
Hawaiian Electric Industries, Inc.	30,464	998,915
ITC Holdings Corp.	21,700	1,015,994
NextEra Energy, Inc.	131,413	17,136,255
OGE Energy Corp.	56,560	1,852,340
PG&E Corp.	217,062	13,874,603
Pinnacle West Capital Corp.	31,525	2,555,417
PPL Corp.	285,739	10,786,647
Southern Co.	268,105	14,378,471
Westar Energy, Inc.	40,287	2,259,698
Xcel Energy, Inc.	170,449	7,632,706

		166,046,075

Gas Utilities (0.2%)
AGL Resources, Inc.	34,187	2,255,316
Atmos Energy Corp.	28,816	2,343,317
National Fuel Gas Co.	20,945	1,191,352
Piedmont Natural Gas Co., Inc. (x)	21,100	1,268,532
Questar Corp.	49,824	1,264,035
UGI Corp.	48,935	2,214,309

		10,536,861

Independent Power and Renewable Electricity Producers (0.6%)
AES Corp.	1,383,491	17,265,967
Calpine Corp.*	101,642	1,499,220
Dynegy, Inc. (x)*	435,590	7,509,572
NRG Energy, Inc.	89,557	1,342,459

		27,617,218

Multi-Utilities (1.4%)
Ameren Corp.	69,075	3,701,039
CenterPoint Energy, Inc.	122,798	2,947,152
CMS Energy Corp.	79,286	3,636,056
Consolidated Edison, Inc.	86,870	6,987,823
Dominion Resources, Inc.	164,612	12,828,212
DTE Energy Co.	51,039	5,058,986
MDU Resources Group, Inc.	55,094	1,322,256
NiSource, Inc.	316,826	8,402,226
Public Service Enterprise Group, Inc.	144,079	6,715,522
SCANA Corp.	37,118	2,808,348

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Sempra Energy	71,179	$8,115,830
TECO Energy, Inc.	66,519	1,838,585
Vectren Corp.	23,644	1,245,329
WEC Energy Group, Inc.	90,087	5,882,681

		71,490,045

Water Utilities (0.1%)
American Water Works Co., Inc.	50,689	4,283,727
Aqua America, Inc.	50,468	1,799,690

		6,083,417

Total Utilities		281,773,616

Total Common Stocks (88.1%) (Cost $3,463,501,522)		4,390,519,686

CONVERTIBLE PREFERRED STOCKS:
Consumer Staples (0.1%)
Food Products (0.1%)
Tyson Foods, Inc. 4.750%	31,180	2,303,578

Total Consumer Staples		2,303,578

Industrials (0.0%)
Machinery (0.0%)
Stanley Black & Decker, Inc. 6.250%	4,190	486,459

Total Industrials		486,459

Total Convertible Preferred Stocks (0.1%) (Cost $1,978,000)		2,790,037

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(2.1%)
iShares® Core S&P 500 ETF	9,894	2,084,666
iShares® Morningstar Large-Cap ETF (x)	12,229	1,501,232
iShares® Morningstar Large-Cap Growth ETF	18,060	2,114,465
iShares® Morningstar Large-Cap Value ETF‡ (x)	212,605	18,434,980
iShares® Russell 1000 ETF (x)	4,031	471,224
iShares® Russell 1000 Growth ETF (x)	24,670	2,475,881
iShares® Russell 1000 Value ETF (x)	306,388	31,637,624
iShares® S&P 500 Growth ETF (x)	15,250	1,777,845
iShares® S&P 500 Value ETF (x)	219,091	20,353,554
Vanguard Growth ETF	19,690	2,110,768
Vanguard Large-Cap ETF (x)	8,064	773,338
Vanguard Value ETF	232,001	19,717,765

Total Investment Companies (2.1%) (Cost $96,887,938)		103,453,342

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Media (0.0%)
Liberty Braves Group expiring 6/16/16*† (Cost $—)	3	6

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (7.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	381,070,316	$381,070,316

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.9%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $5,600,070, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $5,712,001 (xx)	$5,600,000	5,600,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $3,700,042, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $3,774,006 (xx)	3,700,000	3,700,000
Deutsche Bank Securities, Inc., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $7,000,078, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-1.125%, maturing 12/31/17-2/28/21; total market value $7,140,001 (xx)	7,000,000	7,000,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $11,000,110, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $11,220,052 (xx)	11,000,000	11,000,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $6,989,416, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $7,129,122 (xx)	6,989,335	6,989,335

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $7,000,093, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $7,140,096 (xx)	$7,000,000	$7,000,000
Natixis, 0.600%, dated 6/30/16, due 7/1/16, repurchase price $7,000,117, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50; total market value $7,140,119 (xx)	7,000,000	7,000,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $8,000,107, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $8,160,110 (xx)	8,000,000	8,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/6/16, repurchase price $5,000,333, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.750%, maturing 10/31/17-8/15/42; total market value $5,100,000 (xx)	5,000,000	5,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $6,000,067, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $6,120,000 (xx)	6,000,000	6,000,000
RBC Capital Markets, 0.420%, dated 6/30/16, due 7/1/16, repurchase price $1,000,012, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-4.500%, maturing 8/1/26-3/1/46; total market value $1,020,000 (xx)	1,000,000	1,000,000
RBS Securities, Inc., 0.400%, dated 6/30/16, due 7/5/16, repurchase price $5,000,278, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-6.125%, maturing 2/28/17-5/15/44; total market value $5,100,097 (xx)	$5,000,000	$5,000,000
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $5,000,054, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $5,100,011 (xx)	5,000,000	5,000,000
Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $4,000,187, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.250%, maturing 6/30/17-5/15/44; total market value $4,080,000 (xx)	4,000,000	4,000,000
Societe Generale S.A., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $10,000,111, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 10/31/16-2/15/46; total market value $10,200,000 (xx)	10,000,000	10,000,000
Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $2,000,093, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 12/8/16-2/15/37; total market value $2,040,001 (xx)	2,000,000	2,000,000

Total Repurchase Agreements		94,289,335

Total Short-Term Investments (9.5%) (Cost $475,359,651)		475,359,651

Total Investments (99.8%) (Cost $4,037,727,111)		4,972,122,722
Other Assets Less Liabilities (0.2%)		12,102,890

Net Assets (100%)		$4,984,225,612

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

*	Non-income producing.
†	Security (totaling $6 or 0.0% of net assets) held at fair value by management.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $44,100,727.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $92,479,584. This was secured by collateral of $94,289,335 which was received as cash and subsequently invested in short-term investments currently valued at $94,289,335, as reported in the Portfolio of Investments, and $449,316 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 5.375%, maturing 7/14/16 - 2/15/46.

Glossary:

ADR	— American Depositary Receipt

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
iShares® Morningstar Large-Cap Value ETF*	$11,639,126	$5,867,166	$—	$18,434,980	$240,136	$—

*	Not an affiliated company as of December 31, 2015.
†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	3,327	September-16	$350,132,006	$347,704,770	$(2,427,236)
S&P MidCap 400 E-Mini Index	759	September-16	114,661,782	113,318,700	(1,343,082)

					$(3,770,318)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$276,363,848	$—	$—	$276,363,848
Consumer Staples	365,824,995	16,458,867	—	382,283,862
Energy	545,501,413	—	—	545,501,413
Financials	1,148,538,422	—	—	1,148,538,422
Health Care	548,853,042	2,527,856	—	551,380,898
Industrials	435,801,601	—	—	435,801,601
Information Technology	477,462,765	—	—	477,462,765
Materials	116,685,418	—	—	116,685,418
Telecommunication Services	173,711,935	1,015,908	—	174,727,843
Utilities	281,773,616	—	—	281,773,616

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Convertible Preferred Stocks
Consumer Staples	$2,303,578	$—	$—	$2,303,578
Industrials	486,459	—	—	486,459
Investment Companies
Exchange Traded Funds (ETFs)	103,453,342	—	—	103,453,342
Rights
Consumer Discretionary	—	—	6	6
Short-Term Investments
Investment Companies	381,070,316	—	—	381,070,316
Repurchase Agreements	—	94,289,335	—	94,289,335

Total Assets	$4,857,830,750	$114,291,966	$6	$4,972,122,722

Liabilities:
Futures	$(3,770,318)	$—	$—	$(3,770,318)

Total Liabilities	$(3,770,318)	$—	$—	$(3,770,318)

Total	$4,854,060,432	$114,291,966	$6	$4,968,352,404

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(3,770,318	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$19,874,809

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$(591,610)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $441,727,000 during the six months ended June 30, 2016.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$5,600,000	$—	$5,600,000	$(5,600,000)	$—
Deutsche Bank AG	3,700,000	—	3,700,000	(3,700,000)	—
Deutsche Bank Securities, Inc.	7,000,000	—	7,000,000	(7,000,000)	—
HSBC Securities, Inc.	11,000,000	—	11,000,000	(11,000,000)	—
Merrill Lynch PFS, Inc.	6,989,335	—	6,989,335	(6,989,335)	—
Natixis	22,000,000	—	22,000,000	(22,000,000)	—
Nomura Securities Co., Ltd.	11,000,000	—	11,000,000	(11,000,000)	—
RBC Capital Markets	1,000,000	—	1,000,000	(1,000,000)	—
RBS Securities, Inc.	10,000,000	—	10,000,000	(10,000,000)	—
Societe Generale S.A	16,000,000	—	16,000,000	(16,000,000)	—

Total	$94,289,335	$—	$94,289,335	$(94,289,335)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$643,984,785
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$906,600,727

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$974,890,402
Aggregate gross unrealized depreciation	(197,325,127)

Net unrealized appreciation	$777,565,275

Federal income tax cost of investments	$4,194,557,447

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $17,346,205)	$18,434,980
Unaffiliated Issuers (Cost $3,926,091,571)	4,859,398,407
Repurchase Agreements (Cost $94,289,335)	94,289,335
Cash	108,371,693
Cash held as collateral at broker	3,080,000
Dividends, interest and other receivables	7,737,660
Due from broker for futures variation margin	3,008,304
Receivable for securities sold	2,510,387
Due from Custodian	412,900
Receivable from Separate Accounts for Trust shares sold	154,432
Security lending income receivable	40,993
Other assets	54,801

Total assets	5,097,493,892

LIABILITIES
Payable on return of securities loaned	94,289,335
Payable for securities purchased	13,996,420
Investment management fees payable	1,838,991
Payable to Separate Accounts for Trust shares redeemed	1,509,290
Distribution fees payable – Class IB	636,183
Administrative fees payable	510,151
Distribution fees payable – Class IA	208,635
Trustees’ fees payable	49,269
Accrued expenses	230,006

Total liabilities	113,268,280

NET ASSETS	$4,984,225,612

Net assets were comprised of:
Paid in capital	$4,688,812,403
Accumulated undistributed net investment income (loss)	44,030,571
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(679,237,439)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	930,620,077

Net assets	$4,984,225,612

Class IA
Net asset value, offering and redemption price per share, $1,023,961,162 / 65,185,190 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.71

Class IB
Net asset value, offering and redemption price per share, $3,119,246,930 / 199,034,521 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.67

Class K
Net asset value, offering and redemption price per share, $841,017,520 / 53,482,252 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.73

(x)	Includes value of securities on loan of $92,479,584.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends ($240,136 of dividend income received from affiliates) (net of $110,580 foreign withholding tax)	$61,357,049
Interest	149,573
Securities lending (net)	81,344

Total income	61,587,966

EXPENSES
Investment management fees	11,119,322
Distribution fees – Class IB	3,780,127
Administrative fees	3,031,051
Distribution fees – Class IA	1,232,321
Printing and mailing expenses	166,452
Custodian fees	120,845
Professional fees	80,944
Trustees’ fees	62,943
Miscellaneous	59,324

Gross expenses	19,653,329
Less: Waiver from investment manager	(241,134)

Net expenses	19,412,195

NET INVESTMENT INCOME (LOSS)	42,175,771

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	115,666,815
Futures	19,874,809
Foreign currency transactions	(4,191)

Net realized gain (loss)	135,537,433

Change in unrealized appreciation (depreciation) on:
Investments ($928,688 of change in unrealized appreciation (depreciation) from affiliates)	68,154,572
Futures	(591,610)
Foreign currency translations	105

Net change in unrealized appreciation (depreciation)	67,563,067

NET REALIZED AND UNREALIZED GAIN (LOSS)	203,100,500

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$245,276,271

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$42,175,771	$86,221,038
Net realized gain (loss) on investments, futures and foreign currency transactions	135,537,433	443,108,218
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	67,563,067	(747,749,900)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	245,276,271	(218,420,644)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(17,352,060)
Class IB	—	(53,583,175)
Class K	—	(17,200,544)

TOTAL DIVIDENDS:	—	(88,135,779)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 265,046 and 1,197,299 shares, respectively ]	3,931,252	18,722,140
Capital shares issued in reinvestment of dividends [ 0 and 1,186,888 shares, respectively ]	—	17,352,060
Capital shares repurchased [ (3,892,340) and (6,514,205) shares, respectively ]	(57,108,992)	(101,833,275)

Total Class IA transactions	(53,177,740)	(65,759,075)

Class IB
Capital shares sold [ 929,789 and 1,693,871 shares, respectively ]	13,866,490	26,339,013
Capital shares issued in reinvestment of dividends [ 0 and 3,673,666 shares, respectively ]	—	53,583,175
Capital shares repurchased [ (14,333,921) and (30,003,991) shares, respectively ]	(211,550,581)	(467,736,340)

Total Class IB transactions	(197,684,091)	(387,814,152)

Class K
Capital shares sold [ 848,012 and 715,404 shares, respectively ]	12,261,744	11,062,467
Capital shares issued in reinvestment of dividends [ 0 and 1,176,841 shares, respectively ]	—	17,200,544
Capital shares repurchased [ (4,072,119) and (13,918,841) shares, respectively ]	(60,172,372)	(215,511,503)

Total Class K transactions	(47,910,628)	(187,248,492)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(298,772,459)	(640,821,719)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(53,496,188)	(947,378,142)
NET ASSETS:
Beginning of period	5,037,721,800	5,985,099,942

End of period (a)	$4,984,225,612	$5,037,721,800

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$44,030,571	$1,854,800

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (af)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IA		2015	2014	2013	2012	2011
Net asset value, beginning of period	$14.93	$15.83	$14.29	$10.89	$9.55	$10.19

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13	0.24	0.20	0.17	0.16	0.13
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.65	(0.88)	1.55	3.37	1.35	(0.63)

Total from investment operations	0.78	(0.64)	1.75	3.54	1.51	(0.50)

Less distributions:
Dividends from net investment income	—	(0.26)	(0.21)	(0.14)	(0.17)	(0.14)

Net asset value, end of period	$15.71	$14.93	$15.83	$14.29	$10.89	$9.55

Total return (b)	5.22%	(4.03)%	12.25%	32.54%	15.83%	(4.84)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,023,961	$1,027,281	$1,154,355	$1,068,537	$891,848	$872,363
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%	0.84%	0.86%	0.89%	0.91%	0.65%
After waivers and fees paid indirectly (a)(f)	0.85%	0.84%	0.86%	0.88%	0.91%	0.64%
Before waivers and fees paid indirectly (a)(f)	0.86%	0.85%	0.86%	0.89%	0.91%	0.65%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.71%	1.51%	1.33%	1.31%	1.52%	1.26%
After waivers and fees paid indirectly (a)(f)	1.71%	1.51%	1.33%	1.32%	1.52%	1.27%
Before waivers and fees paid indirectly (a)(f)	1.70%	1.50%	1.33%	1.31%	1.52%	1.26%
Portfolio turnover rate (z)^	14%	25%	21%	37%	25%	33%

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IB		2015	2014	2013	2012	2011
Net asset value, beginning of period	$14.89	$15.79	$14.26	$10.87	$9.53	$10.17

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13	0.23	0.20	0.18	0.16	0.11
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.65	(0.87)	1.54	3.35	1.35	(0.63)

Total from investment operations	0.78	(0.64)	1.74	3.53	1.51	(0.52)

Less distributions:
Dividends from net investment income	—	(0.26)	(0.21)	(0.14)	(0.17)	(0.12)

Net asset value, end of period	$15.67	$14.89	$15.79	$14.26	$10.87	$9.53

Total return (b)	5.24%	(4.05)%	12.20%	32.50%	15.86%	(5.09)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,119,247	$3,164,043	$3,743,107	$3,852,949	$1,340,073	$1,328,547
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%	0.84%	0.86%	0.89%	0.91%	0.90%
After waivers and fees paid indirectly (a)(f)	0.85%	0.84%	0.86%	0.88%	0.91%	0.89%
Before waivers and fees paid indirectly (a)(f)	0.86%	0.85%	0.86%	0.89%	0.91%	0.90%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.71%	1.50%	1.33%	1.35%	1.52%	1.09%
After waivers and fees paid indirectly (a)(f)	1.71%	1.50%	1.33%	1.35%	1.52%	1.10%
Before waivers and fees paid indirectly (a)(f)	1.70%	1.50%	1.33%	1.35%	1.52%	1.09%
Portfolio turnover rate (z)^	14%	25%	21%	37%	25%	33%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (af)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				August 26, 2011* to December 31, 2011
Class K		2015	2014	2013	2012
Net asset value, beginning of period	$14.93	$15.82	$14.29	$10.89	$9.55	$9.24

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14	0.27	0.23	0.20	0.18	0.06
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.66	(0.87)	1.55	3.38	1.36	0.39

Total from investment operations	0.80	(0.60)	1.78	3.58	1.54	0.45

Less distributions:
Dividends from net investment income	—	(0.29)	(0.25)	(0.18)	(0.20)	(0.14)

Net asset value, end of period	$15.73	$14.93	$15.82	$14.29	$10.89	$9.55

Total return (b)	5.36%	(3.72)%	12.46%	32.87%	16.13%	4.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$841,018	$846,398	$1,087,638	$597,851	$677,124	$776,313
Ratio of expenses to average net assets:
After waivers (a)(f)	0.60%	0.59%	0.61%	0.64%	0.66%	0.65%
After waivers and fees paid indirectly (a)(f)	0.60%	0.59%	0.61%	0.63%	0.66%	0.65%
Before waivers and fees paid indirectly (a)(f)	0.61%	0.60%	0.61%	0.64%	0.66%	0.65%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.96%	1.74%	1.55%	1.56%	1.76%	1.79%
After waivers and fees paid indirectly (a)(f)	1.96%	1.74%	1.55%	1.57%	1.76%	1.79%
Before waivers and fees paid indirectly (a)(f)	1.95%	1.74%	1.55%	1.56%	1.76%	1.79%
Portfolio turnover rate (z)^	14%	25%	21%	37%	25%	33%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(af)	On June 13, 2014, this Portfolio received, through a merger transaction, the assets and liabilities of the Multimanager Large Cap Value Portfolio. Information prior to the period ended June 13, 2014 represents the results of operations of the AXA Large Cap Value Managed Volatility Portfolio (Note 8).

See Notes to Financial Statements.

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Financials	25.3%
Exchange Traded Funds	9.8
Industrials	9.1
Utilities	8.4
Repurchase Agreements	8.1
Consumer Discretionary	8.1
Information Technology	7.5
Energy	6.9
Investment Companies	5.6
Materials	4.6
Health Care	4.2
Consumer Staples	4.0
Telecommunication Services	0.9
Cash and Other	(2.5)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$1,062.42	$4.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.19	4.72
Class IB
Actual	1,000.00	1,062.24	4.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.19	4.72
Class K
Actual	1,000.00	1,063.77	3.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.43	3.47

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.94%, 0.94% and 0.69%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (8.1%)
Auto Components (0.8%)
BorgWarner, Inc.	272,842	$8,054,295
Gentex Corp.	33,335	515,026
Goodyear Tire & Rubber Co.	302,085	7,751,501
Lear Corp.	4,222	429,631

		16,750,453

Distributors (0.0%)
Genuine Parts Co.	2,600	263,250

Diversified Consumer Services (0.1%)
Graham Holdings Co., Class B	1,412	691,230
H&R Block, Inc.	74,008	1,702,184

		2,393,414

Hotels, Restaurants & Leisure (1.0%)
Aramark	45,036	1,505,103
Bloomin’ Brands, Inc.	111,176	1,986,715
Choice Hotels International, Inc.	3,388	161,337
Extended Stay America, Inc.	21,062	314,877
Hilton Worldwide Holdings, Inc.	20,734	467,137
Hyatt Hotels Corp., Class A (x)*	7,202	353,906
International Game Technology plc	30,943	579,872
Marriott International, Inc., Class A (x)	7,681	510,479
MGM Resorts International*	142,787	3,231,270
Norwegian Cruise Line Holdings Ltd.*	156,308	6,227,311
Royal Caribbean Cruises Ltd.	55,647	3,736,696
Starwood Hotels & Resorts Worldwide, Inc.	22,758	1,682,954
Wendy’s Co.	29,827	286,936
Wynn Resorts Ltd.	2,363	214,182

		21,258,775

Household Durables (2.1%)
CalAtlantic Group, Inc.	21,707	796,864
D.R. Horton, Inc.	136,799	4,306,433
Garmin Ltd.	36,770	1,559,783
Harman International Industries, Inc.	12,436	893,154
Lennar Corp., Class A	144,352	6,654,627
Lennar Corp., Class B (x)	1,994	74,277
Mohawk Industries, Inc.*	4,229	802,495
Newell Brands, Inc.	143,864	6,987,474
NVR, Inc.*	1,810	3,222,415
PulteGroup, Inc.	213,302	4,157,256
Toll Brothers, Inc.*	68,863	1,853,103
Whirlpool Corp.	52,872	8,810,591

		40,118,472

Internet & Catalog Retail (0.1%)
Liberty Interactive Corp. QVC Group*	63,639	1,614,521
Liberty Ventures*	35,943	1,332,407

		2,946,928

Leisure Products (0.1%)
Brunswick Corp.	5,672	$257,055
Performance Sports Group Ltd. (x)*	166,628	499,884
Vista Outdoor, Inc.*	16,393	782,438

		1,539,377

Media (1.2%)
Clear Channel Outdoor Holdings, Inc., Class A	6,590	40,990
Discovery Communications, Inc., Class A (x)*	3,003	75,766
Discovery Communications, Inc., Class C*	6,120	145,962
Interpublic Group of Cos., Inc.	95,707	2,210,832
John Wiley & Sons, Inc., Class A	36,446	1,901,752
Liberty Braves Group, Class C (x)*	4,847	71,057
Liberty Broadband Corp. (x)*	42,432	2,540,747
Liberty SiriusXM Group, Class A*	30,156	945,692
Liberty SiriusXM Group, Class C*	59,793	1,845,810
Lions Gate Entertainment Corp. (x)	11,239	227,365
Live Nation Entertainment, Inc.*	18,572	436,442
Madison Square Garden Co., Class A*	5,726	987,792
News Corp., Class A	125,770	1,427,490
News Corp., Class B	39,059	455,819
Quebecor, Inc., Class B	66,410	1,902,936
Regal Entertainment Group, Class A (x)	19,232	423,873
TEGNA, Inc.	345,592	8,007,366
Tribune Media Co., Class A (x)	23,624	925,588
Viacom, Inc., Class B	13,869	575,147

		25,148,426

Multiline Retail (0.3%)
Dillard’s, Inc., Class A (x)	6,330	383,598
J.C. Penney Co., Inc. (x)*	101,628	902,457
Kohl’s Corp.	60,845	2,307,242
Macy’s, Inc.	101,774	3,420,624

		7,013,921

Specialty Retail (1.7%)
Aaron’s, Inc.	280,614	6,142,641
AutoNation, Inc.*	12,905	606,277
Bed Bath & Beyond, Inc.	43,729	1,889,967
Best Buy Co., Inc.	91,455	2,798,523
Burlington Stores, Inc.*	9,880	659,095
Cabela’s, Inc.*	14,417	721,715
CST Brands, Inc.	24,487	1,054,900
Dick’s Sporting Goods, Inc.	6,235	280,949
DSW, Inc., Class A	149,631	3,169,185
Foot Locker, Inc.	4,377	240,122
GameStop Corp., Class A (x)	33,774	897,713
Gap, Inc. (x)	68,534	1,454,291
L Brands, Inc.	65,430	4,392,316
Michaels Cos., Inc.*	7,173	204,000
Murphy USA, Inc.*	4,804	356,265
Penske Automotive Group, Inc.	12,683	399,007

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Signet Jewelers Ltd.	2,224	$183,280
Staples, Inc.	705,751	6,083,575
Tiffany & Co.	36,035	2,185,162
Urban Outfitters, Inc.*	6,488	178,420

		33,897,403

Textiles, Apparel & Luxury Goods (0.7%)
Coach, Inc.	74,532	3,036,434
Global Brands Group Holding Ltd.*	28,473,030	2,500,519
Hanesbrands, Inc.	148,590	3,734,066
PVH Corp.	26,650	2,511,230
Ralph Lauren Corp.	17,454	1,564,227
Samsonite International S.A.	212,240	588,273

		13,934,749

Total Consumer Discretionary		165,265,168

Consumer Staples (4.0%)
Beverages (0.7%)
Brown-Forman Corp., Class A	461	49,802
Brown-Forman Corp., Class B	1,975	197,026
Molson Coors Brewing Co., Class B	133,069	13,457,268

		13,704,096

Food & Staples Retailing (0.1%)
Whole Foods Market, Inc. (x)	87,325	2,796,147

Food Products (2.8%)
B&G Foods, Inc.	178,728	8,614,689
Bunge Ltd.	45,792	2,708,597
ConAgra Foods, Inc.	30,292	1,448,261
Flowers Foods, Inc.	306,257	5,742,319
Hain Celestial Group, Inc.*	8,540	424,865
Hormel Foods Corp.	11,338	414,971
Ingredion, Inc.	48,562	6,284,407
J.M. Smucker Co.	38,148	5,814,137
Kellogg Co.	6,180	504,597
Mead Johnson Nutrition Co.	39,413	3,576,730
Pilgrim’s Pride Corp. (x)	17,224	438,868
Pinnacle Foods, Inc.	37,861	1,752,586
Post Holdings, Inc.*	164,969	13,641,286
TreeHouse Foods, Inc.*	12,345	1,267,214
Tyson Foods, Inc., Class A	51,296	3,426,060

		56,059,587

Household Products (0.1%)
Clorox Co.	6,253	865,353
Energizer Holdings, Inc.	14,105	726,266

		1,591,619

Personal Products (0.3%)
Coty, Inc., Class A (x)	70,984	1,844,874
Edgewell Personal Care Co.*	55,232	4,662,133
Nu Skin Enterprises, Inc., Class A (x)	12,985	599,777

		7,106,784

Total Consumer Staples		81,258,233

Energy (6.9%)
Energy Equipment & Services (1.3%)
Baker Hughes, Inc.	144,886	$6,538,705
Diamond Offshore Drilling, Inc. (x)	21,827	531,051
Dril-Quip, Inc.*	12,750	744,983
Ensco plc, Class A	100,362	974,515
FMC Technologies, Inc.*	74,970	1,999,450
Frank’s International N.V. (x)	12,131	177,234
Helmerich & Payne, Inc. (x)	32,364	2,172,595
Nabors Industries Ltd.	91,687	921,454
National Oilwell Varco, Inc. (x)	125,046	4,207,798
Noble Corp. plc (x)	80,690	664,886
Oceaneering International, Inc.	32,550	971,943
Patterson-UTI Energy, Inc.	48,385	1,031,568
Rowan Cos., plc, Class A (x)	42,171	744,740
RPC, Inc. (x)*	20,370	316,346
Solar Cayman Ltd. (b)*§†	90,472	18,094
Superior Energy Services, Inc.	50,225	924,642
Transocean Ltd. (x)	114,630	1,362,951
Trican Well Service Ltd.*	264,642	505,953
Weatherford International plc*	295,732	1,641,313

		26,450,221

Oil, Gas & Consumable Fuels (5.6%)
Antero Resources Corp. (x)*	54,867	1,425,445
Cabot Oil & Gas Corp.	45,664	1,175,391
California Resources Corp.	1	10
Cheniere Energy, Inc.*	66,444	2,494,972
Chesapeake Energy Corp. (x)*	188,544	806,968
Cimarex Energy Co.	114,457	13,657,008
Cobalt International Energy, Inc. (x)*	356,700	477,978
Columbia Pipeline Group, Inc.	132,594	3,379,821
Concho Resources, Inc.*	43,236	5,156,758
CONSOL Energy, Inc. (x)	76,298	1,227,635
Continental Resources, Inc. (x)*	16,334	739,440
Devon Energy Corp.	157,842	5,721,773
Diamondback Energy, Inc.	111,989	10,214,517
Energen Corp.	99,773	4,810,056
EQT Corp.	57,118	4,422,647
Gulfport Energy Corp.*	42,041	1,314,202
Hess Corp.	93,441	5,615,804
HollyFrontier Corp.	79,549	1,890,880
Kosmos Energy Ltd. (x)*	54,596	297,548
Laredo Petroleum, Inc. (x)*	46,100	483,128
Marathon Oil Corp.	281,395	4,223,739
Marathon Petroleum Corp.	173,993	6,604,774
Memorial Resource Development Corp.*	27,985	444,402
Murphy Oil Corp. (x)	54,510	1,730,693
Newfield Exploration Co.*	194,445	8,590,580
Noble Energy, Inc.	140,975	5,056,773
Parsley Energy, Inc., Class A*	46,288	1,252,553
PBF Energy, Inc., Class A	32,518	773,278
QEP Resources, Inc.	345,578	6,092,540
Range Resources Corp. (x)	55,397	2,389,827
SM Energy Co. (x)	22,749	614,223
Targa Resources Corp.	51,764	2,181,335
Tesoro Corp.	39,596	2,966,532
Whiting Petroleum Corp. (x)*	68,209	631,615

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Williams Cos., Inc.	190,027	$4,110,284
World Fuel Services Corp.	22,963	1,090,513
WPX Energy, Inc.*	93,245	868,111

		114,933,753

Total Energy		141,383,974

Financials (25.3%)
Banks (5.0%)
Associated Banc-Corp	49,443	847,947
Bank of Hawaii Corp.	13,792	948,890
BankUnited, Inc.	379,676	11,663,646
BOK Financial Corp. (x)	91,500	5,737,050
CIT Group, Inc.	82,605	2,635,926
Citizens Financial Group, Inc.	102,325	2,044,454
Comerica, Inc.	209,423	8,613,567
Commerce Bancshares, Inc./Missouri	27,682	1,325,968
Cullen/Frost Bankers, Inc. (x)	17,590	1,121,011
East West Bancorp, Inc.	47,351	1,618,457
Fifth Third Bancorp	252,298	4,437,922
First Horizon National Corp.	368,486	5,077,737
First Niagara Financial Group, Inc.	117,417	1,143,642
First Republic Bank/California	101,686	7,117,002
Huntington Bancshares, Inc./Ohio	262,087	2,343,058
IBERIABANK Corp.	38,961	2,327,141
KeyCorp	276,534	3,055,701
M&T Bank Corp.	49,211	5,818,217
PacWest Bancorp	39,309	1,563,712
People’s United Financial, Inc.	101,017	1,480,909
Popular, Inc.	199,760	5,852,968
Regions Financial Corp.	419,224	3,567,596
Signature Bank/New York*	7,122	889,680
South State Corp.	37,853	2,575,897
SunTrust Banks, Inc./Georgia	165,544	6,800,548
SVB Financial Group*	27,438	2,611,000
Synovus Financial Corp.	41,297	1,197,200
TCF Financial Corp.	52,475	663,809
Western Alliance Bancorp*	13,867	452,758
Zions Bancorp	304,701	7,657,135

		103,190,548

Capital Markets (1.1%)
Affiliated Managers Group, Inc.*	2,287	321,941
Ameriprise Financial, Inc.	35,994	3,234,061
E*TRADE Financial Corp.*	92,500	2,172,825
Interactive Brokers Group, Inc., Class A	18,745	663,573
Invesco Ltd.	112,866	2,882,598
Lazard Ltd., Class A	36,179	1,077,411
Legg Mason, Inc.	34,529	1,018,260
LPL Financial Holdings, Inc. (x)	24,363	548,898
Northern Trust Corp.	68,251	4,522,311
Raymond James Financial, Inc.	83,680	4,125,424
T. Rowe Price Group, Inc.	18,702	1,364,685
TD Ameritrade Holding Corp.	9,084	258,667

		22,190,654

Consumer Finance (0.6%)
Ally Financial, Inc.*	146,119	$2,494,251
Navient Corp.	110,284	1,317,894
OneMain Holdings, Inc.*	17,600	401,632
Santander Consumer USA Holdings, Inc.*	34,962	361,157
SLM Corp.*	137,312	848,588
Synchrony Financial*	276,482	6,989,466

		12,412,988

Diversified Financial Services (0.6%)
Leucadia National Corp.	108,065	1,872,766
Markit Ltd. (x)*	118,220	3,853,973
Moody’s Corp.	5,871	550,171
MSCI, Inc.	31,927	2,462,210
Nasdaq, Inc.	37,052	2,396,153
Voya Financial, Inc.	67,318	1,666,794

		12,802,067

Insurance (6.9%)
Alleghany Corp.*	4,902	2,694,041
Allied World Assurance Co. Holdings AG	28,600	1,005,004
American Financial Group, Inc./Ohio	22,613	1,671,779
American National Insurance Co.	2,482	280,838
AmTrust Financial Services, Inc.	27,524	674,338
Arch Capital Group Ltd.*	37,782	2,720,304
Argo Group International Holdings Ltd.	45,642	2,368,794
Arthur J. Gallagher & Co.	18,254	868,890
Aspen Insurance Holdings Ltd.	19,654	911,553
Assurant, Inc.	20,527	1,771,685
Assured Guaranty Ltd.	43,932	1,114,555
Axis Capital Holdings Ltd.	29,848	1,641,640
Brown & Brown, Inc.	252,218	9,450,608
Cincinnati Financial Corp.	49,619	3,715,967
CNA Financial Corp.	8,438	265,122
CNO Financial Group, Inc.	129,033	2,252,916
Endurance Specialty Holdings Ltd.	91,176	6,123,380
Enstar Group Ltd.*	9,515	1,541,335
Erie Indemnity Co., Class A	1,945	193,216
Everest Reinsurance Group Ltd.	13,718	2,505,867
First American Financial Corp.	35,359	1,422,139
FNF Group	86,732	3,252,450
Hanover Insurance Group, Inc.	46,767	3,957,424
Hartford Financial Services Group, Inc.	129,333	5,739,799
Infinity Property & Casualty Corp.	16,900	1,363,154
Lincoln National Corp.	61,135	2,370,204
Loews Corp.	92,493	3,800,537
Markel Corp.*	4,505	4,292,274
Mercury General Corp.	8,211	436,497
Navigators Group, Inc.	37,810	3,477,386
Old Republic International Corp.	80,814	1,558,902
Principal Financial Group, Inc.	88,422	3,635,028
ProAssurance Corp.	17,291	925,933
Progressive Corp.	173,918	5,826,253

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Reinsurance Group of America, Inc.	133,655	$12,963,199
RenaissanceReinsurance Holdings Ltd.	13,865	1,628,306
Torchmark Corp.	39,320	2,430,762
Unum Group	220,893	7,022,188
Validus Holdings Ltd.	24,746	1,202,408
W. R. Berkley Corp.	31,661	1,897,127
White Mountains Insurance Group Ltd.	1,543	1,299,206
Willis Towers Watson plc	129,301	16,073,408
XL Group plc	296,081	9,862,458

		140,208,874

Real Estate Investment Trusts (REITs) (10.3%)
Alexandria Real Estate Equities, Inc. (REIT)	21,562	2,232,098
American Assets Trust, Inc. (REIT)	60,109	2,551,026
American Campus Communities, Inc. (REIT)	43,067	2,276,952
American Capital Agency Corp. (REIT)	109,642	2,173,104
American Homes 4 Rent (REIT), Class A	55,864	1,144,095
Annaly Capital Management, Inc. (REIT)	304,404	3,369,752
Apartment Investment & Management Co. (REIT), Class A	51,335	2,266,954
Apple Hospitality REIT, Inc. (REIT) (x)	54,402	1,023,302
AvalonBay Communities, Inc. (REIT)	45,178	8,149,659
Blackstone Mortgage Trust, Inc. (REIT), Class A	54,894	1,518,917
Boston Properties, Inc. (REIT)	41,805	5,514,080
Brandywine Realty Trust (REIT)	57,298	962,606
Brixmor Property Group, Inc. (REIT)	62,792	1,661,476
Camden Property Trust (REIT)	28,051	2,480,269
Care Capital Properties, Inc. (REIT)	25,234	661,383
Chimera Investment Corp. (REIT)	62,713	984,594
Colony Capital, Inc. (REIT), Class A (x)	138,785	2,130,350
Columbia Property Trust, Inc. (REIT)	39,997	855,936
Communications Sales & Leasing, Inc. (REIT) (x)	40,765	1,178,109
Corporate Office Properties Trust (REIT)	31,378	927,847
Corrections Corp. of America (REIT)	38,538	1,349,601
CubeSmart (REIT)	19,226	593,699
CyrusOne, Inc. (REIT)	3,173	176,609
DCT Industrial Trust, Inc. (REIT)	29,842	1,433,610
DDR Corp. (REIT)	100,967	1,831,541
Digital Realty Trust, Inc. (REIT) (x)	14,569	1,587,875
Douglas Emmett, Inc. (REIT)	46,131	1,638,573
Duke Realty Corp. (REIT)	114,667	3,057,022

Empire State Realty Trust, Inc. (REIT), Class A	16,393	$311,303
EPR Properties (REIT)	20,731	1,672,577
Equity Commonwealth (REIT)*	40,269	1,173,036
Equity LifeStyle Properties, Inc. (REIT)	60,102	4,811,165
Equity One, Inc. (REIT)	29,949	963,759
Essex Property Trust, Inc. (REIT)	12,499	2,850,897
Extra Space Storage, Inc. (REIT)	37,412	3,462,106
Forest City Realty Trust, Inc. (REIT), Class A	194,495	4,339,183
General Growth Properties, Inc. (REIT)	190,224	5,672,480
HCP, Inc. (REIT)	153,895	5,444,805
Healthcare Trust of America, Inc. (REIT), Class A	12,165	393,416
Highwoods Properties, Inc. (REIT)	31,390	1,657,392
Hospitality Properties Trust (REIT)	48,949	1,409,731
Host Hotels & Resorts, Inc. (REIT)	242,893	3,937,296
iStar, Inc. (REIT)*	386,734	3,708,779
Kilroy Realty Corp. (REIT)	29,918	1,983,264
Kimco Realty Corp. (REIT)	133,208	4,180,067
LaSalle Hotel Properties (REIT)	113,987	2,687,813
Liberty Property Trust (REIT)	48,279	1,917,642
Macerich Co. (REIT)	47,165	4,027,419
MFA Financial, Inc. (REIT)	121,819	885,624
Mid-America Apartment Communities, Inc. (REIT)	63,946	6,803,854
National Retail Properties, Inc. (REIT)	47,241	2,443,305
NorthStar Realty Finance Corp. (REIT)	59,455	679,571
Omega Healthcare Investors, Inc. (REIT)	38,310	1,300,625
Outfront Media, Inc. (REIT)	37,996	918,363
Paramount Group, Inc. (REIT)	59,340	945,880
Piedmont Office Realty Trust, Inc. (REIT), Class A	47,300	1,018,842
Post Properties, Inc. (REIT)	17,016	1,038,827
Prologis, Inc. (REIT)	172,386	8,453,810
PS Business Parks, Inc. (REIT)	45,496	4,826,216
Rayonier, Inc. (REIT)	40,362	1,059,099
Realty Income Corp. (REIT)	85,202	5,909,611
Regency Centers Corp. (REIT)	26,160	2,190,377
Retail Properties of America, Inc. (REIT), Class A	78,985	1,334,847
Senior Housing Properties Trust (REIT)	68,398	1,424,730
SL Green Realty Corp. (REIT)	32,049	3,412,257
Sovran Self Storage, Inc. (REIT)	33,448	3,509,364
Spirit Realty Capital, Inc. (REIT)	158,691	2,026,484
Starwood Property Trust, Inc. (REIT)	77,012	1,595,689
STORE Capital Corp. (REIT)	207,352	6,106,516
Sun Communities, Inc. (REIT)	20,517	1,572,423
Tanger Factory Outlet Centers, Inc. (REIT)	2,996	120,379
Taubman Centers, Inc. (REIT)	9,668	717,366

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Two Harbors Investment Corp. (REIT)	114,513	$980,231
UDR, Inc. (REIT)	87,042	3,213,591
Ventas, Inc. (REIT)	76,432	5,565,778
VEREIT, Inc. (REIT)	301,129	3,053,448
Vornado Realty Trust (REIT)	56,484	5,655,178
Weingarten Realty Investors (REIT)	38,481	1,570,794
Welltower, Inc. (REIT)	117,735	8,967,876
Weyerhaeuser Co. (REIT)	244,828	7,288,530
WP Carey, Inc. (REIT)	34,340	2,383,883

		211,308,537

Real Estate Management & Development (0.2%)
Howard Hughes Corp.*	11,926	1,363,380
Jones Lang LaSalle, Inc.	14,804	1,442,650
Realogy Holdings Corp.*	47,508	1,378,682

		4,184,712

Thrifts & Mortgage Finance (0.6%)
EverBank Financial Corp.	122,544	1,821,004
Nationstar Mortgage Holdings, Inc. (x)*	438,810	4,941,001
New York Community Bancorp, Inc. (x)	155,252	2,327,227
Provident Financial Services, Inc.	128,076	2,515,413
TFS Financial Corp.	18,841	324,442

		11,929,087

Total Financials		518,227,467

Health Care (4.2%)
Biotechnology (0.1%)
Alnylam Pharmaceuticals, Inc.*	3,363	186,613
Juno Therapeutics, Inc. (x)*	2,171	83,453
OPKO Health, Inc. (x)*	9,397	87,768
United Therapeutics Corp.*	10,469	1,108,877

		1,466,711

Health Care Equipment & Supplies (1.4%)
Alere, Inc.*	23,213	967,518
Boston Scientific Corp.*	424,953	9,931,151
Cooper Cos., Inc.	3,491	598,951
Dentsply Sirona, Inc.	75,787	4,701,825
Hill-Rom Holdings, Inc.	1,308	65,989
Orthofix International N.V.*	124,414	5,275,154
St. Jude Medical, Inc.	28,191	2,198,898
Teleflex, Inc.	11,770	2,086,939
Zimmer Biomet Holdings, Inc.	28,585	3,441,062

		29,267,487

Health Care Providers & Services (1.8%)
Acadia Healthcare Co., Inc. (x)*	40,867	2,264,032
Amsurg Corp.*	7,857	609,232
Brookdale Senior Living, Inc.*	157,928	2,438,408
Centene Corp.*	14,668	1,046,855
DaVita HealthCare Partners, Inc.*	33,574	2,595,942
Envision Healthcare Holdings, Inc.*	190,484	4,832,578
Laboratory Corp. of America Holdings*	18,602	2,423,283

LifePoint Health, Inc.*	133,118	$8,701,923
MEDNAX, Inc.*	9,011	652,667
Premier, Inc., Class A*	10,499	343,317
Quest Diagnostics, Inc.	46,679	3,800,137
Universal American Corp.	381,315	2,890,368
Universal Health Services, Inc., Class B	21,306	2,857,135
WellCare Health Plans, Inc.*	1,153	123,694

		35,579,571

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	61,642	782,853

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	79,269	3,516,373
Bio-Rad Laboratories, Inc., Class A*	6,730	962,525
PerkinElmer, Inc.	28,348	1,486,002
QIAGEN N.V.*	75,129	1,638,563
Quintiles Transnational Holdings, Inc.*	9,351	610,807
VWR Corp.*	24,233	700,334

		8,914,604

Pharmaceuticals (0.5%)
Almirall S.A.	46,178	688,515
Endo International plc (x)*	161,925	2,524,411
Mallinckrodt plc*	36,207	2,200,661
Perrigo Co. plc	45,456	4,121,496

		9,535,083

Total Health Care		85,546,309

Industrials (9.1%)
Aerospace & Defense (0.6%)
Huntington Ingalls Industries, Inc.	2,550	428,477
L-3 Communications Holdings, Inc.	25,271	3,707,003
Moog, Inc., Class A*	74,915	4,039,416
Orbital ATK, Inc.	19,328	1,645,586
Spirit AeroSystems Holdings, Inc., Class A*	21,131	908,633
Textron, Inc.	61,302	2,241,201

		12,970,316

Air Freight & Logistics (0.5%)
Expeditors International of Washington, Inc.	17,513	858,838
Hub Group, Inc., Class A*	233,568	8,962,004

		9,820,842

Airlines (0.7%)
Alaska Air Group, Inc.	6,889	401,560
American Airlines Group, Inc.	190,575	5,395,179
Copa Holdings S.A., Class A (x)	10,170	531,484
JetBlue Airways Corp.*	98,083	1,624,254
Spirit Airlines, Inc.*	23,513	1,055,028
United Continental Holdings, Inc.*	110,657	4,541,363

		13,548,868

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Building Products (0.4%)
Armstrong World Industries, Inc.*	15,227	$596,137
Lennox International, Inc.	986	140,604
Masco Corp.	38,616	1,194,779
Owens Corning, Inc.	37,883	1,951,732
Sanwa Holdings Corp.	451,245	4,078,243
USG Corp.*	29,129	785,318

		8,746,813

Commercial Services & Supplies (0.6%)
Brink’s Co.	74,486	2,122,106
Clean Harbors, Inc.*	15,945	830,894
R.R. Donnelley & Sons Co.	22,498	380,666
Republic Services, Inc.	77,711	3,987,351
Stericycle, Inc.*	1,402	145,976
Tyco International plc	119,372	5,085,248

		12,552,241

Construction & Engineering (0.4%)
AECOM*	50,236	1,595,998
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	34,358	1,189,818
Fluor Corp.	46,034	2,268,555
Jacobs Engineering Group, Inc.*	39,576	1,971,281
KBR, Inc.	47,197	624,888
Quanta Services, Inc.*	34,697	802,195
Valmont Industries, Inc.	1,516	205,069

		8,657,804

Electrical Equipment (0.8%)
AMETEK, Inc.	61,896	2,861,452
Generac Holdings, Inc. (x)*	103,030	3,601,929
Hubbell, Inc.	54,841	5,784,080
Regal Beloit Corp.	14,649	806,427
Rockwell Automation, Inc.	8,857	1,016,961
Sensata Technologies Holding N.V.*	65,878	2,298,483
SolarCity Corp. (x)*	21,719	519,736

		16,889,068

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	14,502	1,532,571
Roper Technologies, Inc.	16,071	2,741,070

		4,273,641

Machinery (2.8%)
AGCO Corp.	22,901	1,079,324
Allison Transmission Holdings, Inc.	46,398	1,309,816
Colfax Corp.*	235,873	6,241,200
Crane Co.	16,088	912,511
Cummins, Inc.	52,108	5,859,024
Donaldson Co., Inc.	3,321	114,110
Dover Corp.	92,530	6,414,179
Flowserve Corp.	16,925	764,502
IDEX Corp.	1,734	142,361
Ingersoll-Rand plc	42,279	2,692,327
ITT, Inc.	30,086	962,150
Lincoln Electric Holdings, Inc.	7,454	440,382
Manitowoc Foodservice, Inc.*	24,073	424,166
Oshkosh Corp.	24,105	1,150,050
PACCAR, Inc.	102,983	5,341,728

Parker-Hannifin Corp.	59,227	$6,399,477
Pentair plc	55,006	3,206,300
Snap-on, Inc.	5,064	799,200
SPX FLOW, Inc.*	82,340	2,146,604
Stanley Black & Decker, Inc.	43,371	4,823,723
Terex Corp.	35,022	711,297
Timken Co.	23,363	716,310
Trinity Industries, Inc.	49,598	921,035
Xylem, Inc.	28,604	1,277,169

		54,848,945

Marine (0.3%)
Kirby Corp.*	104,529	6,521,564

Professional Services (0.2%)
Dun & Bradstreet Corp.	7,204	877,735
IHS, Inc., Class A*	2,378	274,921
ManpowerGroup, Inc.	23,527	1,513,727
Nielsen Holdings plc	26,038	1,353,195

		4,019,578

Road & Rail (1.2%)
AMERCO	791	296,269
Avis Budget Group, Inc.*	99,210	3,197,538
Genesee & Wyoming, Inc., Class A*	84,311	4,970,134
Hertz Global Holdings, Inc.*	469,239	5,194,477
Kansas City Southern	35,669	3,213,420
Knight Transportation, Inc. (x)	107,861	2,866,945
Old Dominion Freight Line, Inc.*	8,400	506,604
Ryder System, Inc.	57,839	3,536,276

		23,781,663

Trading Companies & Distributors (0.3%)
Air Lease Corp.	16,103	431,238
Aircastle Ltd.	134,085	2,622,703
MSC Industrial Direct Co., Inc., Class A	9,093	641,602
United Rentals, Inc.*	4,378	293,764
WESCO International, Inc. (x)*	57,413	2,956,195

		6,945,502

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Corp.	24,925	1,845,696

Total Industrials		185,422,541

Information Technology (7.5%)
Communications Equipment (1.3%)
ARRIS International plc*	63,674	1,334,607
Brocade Communications Systems, Inc.	154,172	1,415,299
CommScope Holding Co., Inc.*	150,530	4,670,946
EchoStar Corp., Class A*	14,949	593,475
Harris Corp.	84,513	7,051,765
Juniper Networks, Inc.	375,255	8,439,485
Motorola Solutions, Inc.	51,196	3,377,400

		26,882,977

Electronic Equipment, Instruments & Components (1.1%)
Anixter International, Inc.*	51,405	2,738,858
Arrow Electronics, Inc.*	135,876	8,410,724
Avnet, Inc.	42,148	1,707,415

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Dolby Laboratories, Inc., Class A	16,788	$803,306
Fitbit, Inc., Class A (x)*	7,626	93,190
FLIR Systems, Inc.	45,122	1,396,526
Ingram Micro, Inc., Class A	47,941	1,667,388
IPG Photonics Corp.*	1,873	149,840
Jabil Circuit, Inc.	61,532	1,136,496
Keysight Technologies, Inc.*	133,856	3,893,871
National Instruments Corp.	7,335	200,979
Trimble Navigation Ltd.*	17,730	431,903
Zebra Technologies Corp., Class A*	3,177	159,168

		22,789,664

Internet Software & Services (0.1%)
Akamai Technologies, Inc.*	6,227	348,276
IAC/InterActiveCorp	4,965	279,530
Pandora Media, Inc.*	10,700	133,215
Twitter, Inc. (x)*	24,523	414,683
Yelp, Inc.*	5,288	160,544
Zillow Group, Inc., Class A (x)*	5,550	203,408
Zillow Group, Inc., Class C (x)*	10,220	370,781

		1,910,437

IT Services (1.2%)
Amdocs Ltd.	48,807	2,817,140
Booz Allen Hamilton Holding Corp.	129,259	3,831,237
Broadridge Financial Solutions, Inc.	32,454	2,116,001
Computer Sciences Corp.	45,943	2,281,070
CoreLogic, Inc.*	12,077	464,723
Fidelity National Information Services, Inc.	46,324	3,413,152
Leidos Holdings, Inc.	21,651	1,036,433
Vantiv, Inc., Class A*	105,015	5,943,850
Xerox Corp.	332,303	3,153,555

		25,057,161

Semiconductors & Semiconductor Equipment (2.4%)
Analog Devices, Inc.	101,141	5,728,626
Cree, Inc.*	20,759	507,350
Cypress Semiconductor Corp. (x)	103,152	1,088,254
First Solar, Inc.*	25,030	1,213,454
Lam Research Corp.	10,686	898,265
Linear Technology Corp.	153,945	7,163,061
Marvell Technology Group Ltd.	132,770	1,265,298
Micron Technology, Inc.*	342,494	4,712,717
Microsemi Corp.*	169,839	5,550,339
ON Semiconductor Corp.*	122,313	1,078,801
Qorvo, Inc.*	128,504	7,101,131
Silicon Motion Technology Corp. (ADR)	114,816	5,488,205
Skyworks Solutions, Inc.	5,126	324,373
SunPower Corp. (x)*	19,136	296,417
Synaptics, Inc.*	12,559	675,046
Teradyne, Inc.	67,088	1,320,963
Xilinx, Inc.	57,291	2,642,834

		47,055,134

Software (1.0%)
ANSYS, Inc.*	21,526	1,953,485
Autodesk, Inc.*	12,813	693,696

CA, Inc.	96,220	$3,158,903
FireEye, Inc. (x)*	38,178	628,792
Nuance Communications, Inc.*	18,142	283,559
PTC, Inc.*	20,937	786,812
SS&C Technologies Holdings, Inc.	113,181	3,178,122
Symantec Corp.	173,814	3,570,140
Synopsys, Inc.*	45,230	2,446,038
Verint Systems, Inc.*	124,036	4,109,313
Zynga, Inc., Class A*	241,262	600,742

		21,409,602

Technology Hardware, Storage & Peripherals (0.4%)
Lexmark International, Inc., Class A	20,438	771,535
NetApp, Inc.	95,547	2,349,501
Western Digital Corp.	93,253	4,407,136

		7,528,172

Total Information Technology		152,633,147

Materials (4.6%)
Chemicals (2.0%)
Albemarle Corp.	37,076	2,940,498
Ashland, Inc.	20,417	2,343,259
Axalta Coating Systems Ltd.*	210,940	5,596,238
Cabot Corp.	105,321	4,808,957
Celanese Corp.	106,317	6,958,449
CF Industries Holdings, Inc.	144,572	3,484,185
Eastman Chemical Co.	48,846	3,316,643
FMC Corp.	8,627	399,516
Huntsman Corp.	65,849	885,669
Methanex Corp. (x)	154,124	4,485,008
Mosaic Co.	115,467	3,022,926
NewMarket Corp.	158	65,472
Platform Specialty Products Corp. (x)*	54,605	484,892
Scotts Miracle-Gro Co., Class A	1,221	85,360
W.R. Grace & Co.	10,375	759,554
Westlake Chemical Corp.	12,640	542,509

		40,179,135

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	2,038	391,296
Vulcan Materials Co.	3,116	375,042

		766,338

Containers & Packaging (0.9%)
AptarGroup, Inc.	15,299	1,210,610
Avery Dennison Corp.	1,734	129,617
Bemis Co., Inc.	98,547	5,074,185
Crown Holdings, Inc.*	27,862	1,411,768
Graphic Packaging Holding Co.	31,831	399,161
International Paper Co.	135,239	5,731,428
Sonoco Products Co.	32,808	1,629,245
WestRock Co.	82,691	3,214,199

		18,800,213

Metals & Mining (1.4%)
Alcoa, Inc.	435,292	4,035,157
Compass Minerals International, Inc.	11,023	817,796

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Freeport-McMoRan, Inc.	324,366	$3,613,437
Newmont Mining Corp.	175,641	6,871,076
Nucor Corp.	105,137	5,194,819
Reliance Steel & Aluminum Co.	23,024	1,770,546
Royal Gold, Inc.	20,143	1,450,699
Southern Copper Corp.	15,433	416,382
Steel Dynamics, Inc.	66,176	1,621,312
Tahoe Resources, Inc.	99,701	1,492,524
United States Steel Corp. (x)	45,106	760,487

		28,044,235

Paper & Forest Products (0.3%)
Domtar Corp.	20,405	714,379
KapStone Paper and Packaging Corp.	33,584	436,928
Louisiana-Pacific Corp.*	311,183	5,399,025

		6,550,332

Total Materials		94,340,253

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.7%)
CenturyLink, Inc.	177,446	5,147,708
Frontier Communications Corp. (x)	386,364	1,908,638
Level 3 Communications, Inc.*	96,612	4,974,552
SBA Communications Corp., Class A*	14,916	1,610,033

		13,640,931

Wireless Telecommunication Services (0.2%)
Millicom International Cellular S.A. (SDR)	43,272	2,646,454
Sprint Corp. (x)*	251,768	1,140,509
Telephone & Data Systems, Inc.	31,478	933,637
U.S. Cellular Corp.*	4,375	171,806

		4,892,406

Total Telecommunication Services		18,533,337

Utilities (8.4%)
Electric Utilities (3.5%)
Alliant Energy Corp.	205,046	8,140,326
Avangrid, Inc.	18,458	850,175
Edison International	104,451	8,112,709
Entergy Corp.	58,847	4,787,203
Eversource Energy	104,824	6,278,958
FirstEnergy Corp.	140,088	4,890,472
Great Plains Energy, Inc.	157,053	4,774,411
Hawaiian Electric Industries, Inc.	35,458	1,162,668
ITC Holdings Corp.	97,266	4,553,994
OGE Energy Corp.	66,240	2,169,360
Pinnacle West Capital Corp.	36,562	2,963,716
Portland General Electric Co.	36,005	1,588,541
PPL Corp.	224,320	8,468,080
Westar Energy, Inc.	92,664	5,197,524
Xcel Energy, Inc.	167,887	7,517,980

		71,456,117

Gas Utilities (1.3%)
AGL Resources, Inc.	39,665	$2,616,700
Atmos Energy Corp.	33,512	2,725,196
National Fuel Gas Co.	24,683	1,403,969
Piedmont Natural Gas Co., Inc.	24,657	1,482,379
Questar Corp.	58,549	1,485,388
UGI Corp.	375,247	16,979,927

		26,693,559

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp.	218,013	2,720,801
Calpine Corp.*	117,934	1,739,527
NRG Energy, Inc.	104,543	1,567,100

		6,027,428

Multi-Utilities (3.0%)
Ameren Corp.	80,126	4,293,151
CenterPoint Energy, Inc.	142,743	3,425,832
CMS Energy Corp.	91,913	4,215,130
Consolidated Edison, Inc.	100,530	8,086,633
DTE Energy Co.	59,065	5,854,523
MDU Resources Group, Inc.	64,358	1,544,592
NiSource, Inc.	106,286	2,818,705
Public Service Enterprise Group, Inc.	166,900	7,779,209
SCANA Corp.	43,052	3,257,314
Sempra Energy	82,440	9,399,809
TECO Energy, Inc.	77,550	2,143,482
Vectren Corp.	27,523	1,449,636
WEC Energy Group, Inc.	104,536	6,826,201

		61,094,217

Water Utilities (0.3%)
American Water Works Co., Inc.	58,871	4,975,188
Aqua America, Inc.	58,739	2,094,633

		7,069,821

Total Utilities		172,341,142

Total Common Stocks (79.0%) (Cost $1,359,369,830)		1,614,951,571

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (9.8%)
iShares® Core S&P Mid-Cap ETF (x)	3,855	575,898
iShares® Morningstar Mid-Cap ETF (x)	6,466	965,335
iShares® Morningstar Mid-Cap Growth ETF (x)	25,430	3,966,317
iShares® Morningstar Mid-Cap Value ETF‡	85,937	10,799,703
iShares® Russell Mid-Cap ETF (x)	2,905	488,447
iShares® Russell Mid-Cap Growth ETF (x)	48,554	4,543,683
iShares® Russell Mid-Cap Value ETF (x)	867,175	64,422,430
iShares® S&P Mid-Cap 400 Growth ETF (x)	16,860	2,851,195
iShares® S&P Mid-Cap 400 Value ETF (x)	443,721	56,818,474

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

SPDR® S&P 400 MidCap Value ETF (x)	23,094	$1,911,075
Vanguard Mid-Cap Growth ETF	21,400	2,180,446
Vanguard Mid-Cap Value Index Fund (x)	565,900	50,410,372

Total Investment Companies (9.8%) (Cost $107,460,760)		199,933,375

	Number of Rights	Value (Note 1)
RIGHTS:
Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc. (Contingent Value Shares) (b)*† (Cost $—)	1,953	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (5.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	114,466,245	114,466,245

	Principal Amount	Value (Note 1)
Repurchase Agreements (8.1%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $6,700,084, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $6,834,001. (xx)	$6,700,000	6,700,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $4,400,050, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25 total market value $4,488,007. (xx)	4,400,000	4,400,000
Deutsche Bank Securities, Inc., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $10,000,111, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-1.125%, maturing 12/31/17-2/28/21; total market value $10,200,001. (xx)	10,000,000	10,000,000

HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $6,000,063, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $6,120,124. (xx)	$6,000,000	$6,000,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $25,000,250, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $25,500,117. (xx)	25,000,000	25,000,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $13,361,932, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $13,629,013. (xx)	13,361,776	13,361,776
Mizuho Securities USA, Inc., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $2,000,025, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.750%, maturing 5/31/17-5/31/23; total market value $2,040,000. (xx)	2,000,000	2,000,000
Natixis, 0.600%, dated 6/30/16, due 7/1/16, repurchase price $10,000,167, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50; total market value $10,200,170. (xx)	10,000,000	10,000,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $4,000,053, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $4,080,055. (xx)	4,000,000	4,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $30,000,400, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $30,600,414. (xx)	$30,000,000	$30,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $12,000,133, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $12,240,000. (xx)	12,000,000	12,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/6/16, repurchase price $10,000,667, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.750%, maturing 10/31/17-8/15/42; total market value $10,200,000. (xx)	10,000,000	10,000,000
RBC Capital Markets, 0.420%, dated 6/30/16, due 7/1/16, repurchase price $9,000,105, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-4.500%, maturing 8/1/26-3/1/46; total market value $9,180,000. (xx)	9,000,000	9,000,000
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $12,000,130, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $12,240,027. (xx)	12,000,000	12,000,000
RBS Securities, Inc., 0.400%, dated 6/30/16, due 7/5/16, repurchase price $5,000,278, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-6.125%, maturing 2/28/17-5/15/44; total market value $5,100,097. (xx)	5,000,000	5,000,000
Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $1,000,047, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 12/8/16-2/15/37; total market value $1,020,000. (xx)	1,000,000	1,000,000

Societe Generale S.A., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $5,000,056, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 10/31/16-2/15/46; total market value $5,100,000. (xx)	$5,000,000	$5,000,000

Total Repurchase Agreements		165,461,776

Total Short-Term Investments (13.7%) (Cost $279,928,021)		279,928,021

Total Investments (102.5%) (Cost $1,746,758,611)		2,094,812,967
Other Assets Less Liabilities (-2.5%)		(51,093,684)

Net Assets (100%)		$2,043,719,283

*	Non-income producing.
†	Securities (totaling $18,094 or 0.0% of net assets) held at fair value by management.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2016, the market value of these securities amounted to $18,094 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $161,697,571. This was secured by collateral of $165,461,776 which was received as cash and subsequently invested in short-term investments currently valued at $165,461,776, as reported in the Portfolio of Investments, and $71,872 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 2.375%, maturing 7/28/16-2/15/46.

Glossary:

ADR	— American Depositary Receipt
SDR	— Swedish Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
iShares® Morningstar Mid-Cap Value ETF	$9,229,300	$981,955	$—	$10,799,703	$123,122	$—

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	447	September-16	$52,761,531	$51,288,780	$(1,472,751)
S&P 500 E-Mini Index	487	September-16	51,200,198	50,896,370	(303,828)
S&P MidCap 400 E-Mini Index	686	September-16	103,737,836	102,419,800	(1,318,036)

					$(3,094,615)

At June 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contract	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 7/5/16	Commonwealth Bank of Australia	4	$3,091	$3,117	$(26)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$162,176,376	$3,088,792	$—		$165,265,168
Consumer Staples	81,258,233	—	—		81,258,233
Energy	141,365,880	—	18,094		141,383,974
Financials	518,227,467	—	—		518,227,467
Health Care	84,857,794	688,515	—		85,546,309
Industrials	181,344,298	4,078,243	—		185,422,541
Information Technology	152,633,147	—	—		152,633,147
Materials	94,340,253	—	—		94,340,253
Telecommunication Services	15,886,883	2,646,454	—		18,533,337
Utilities	172,341,142	—	—		172,341,142
Investment Companies
Exchange Traded Funds (ETFs)	199,933,375	—	—		199,933,375
Rights
Information Technology	—	—	—	(a)	—	(a)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Companies	$114,466,245	$—	$—	$114,466,245
Repurchase Agreements	—	165,461,776	—	165,461,776

Total Assets	$1,918,831,093	$175,963,780	$18,094	$2,094,812,967

Liabilities:
Forward Currency Contracts	$—	$(26)	$—	$(26)
Futures	(3,094,615)	—	—	(3,094,615)

Total Liabilities	$(3,094,615)	$(26)	$—	$(3,094,641)

Total	$1,915,736,478	$175,963,754	$18,094	$2,091,718,326

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Foreign exchange contracts	Payables	$(26)
Equity contracts	Payables, Net assets – Unrealized depreciation	(3,094,615)*

Total		$(3,094,641)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(18,245)	$(18,245)
Equity contracts	10,167,401	—	10,167,401

Total	$10,167,401	$(18,245)	$10,149,156

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$905	$905
Equity contracts	(1,361,630)	—	(1,361,630)

Total	$(1,361,630)	$905	$(1,360,725)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns and held forward foreign currency contracts for hedging.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $198,000 for four months during the six months ended June 30, 2016 and futures contracts with an average notional balance of approximately $189,165,000 during the six months ended June 30, 2016.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2016:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Commonwealth Bank of Australia	$—	$—	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Commonwealth Bank of Australia	$(26)	$—	$—	$(26)

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$6,700,000	$—	$6,700,000	$(6,700,000)	$—
Deutsche Bank AG	4,400,000	—	4,400,000	(4,400,000)	—
Deutsche Bank Securities, Inc.	10,000,000	—	10,000,000	(10,000,000)	—
HSBC Securities, Inc.	31,000,000	—	31,000,000	(31,000,000)	—
Merrill Lynch PFS, Inc.	13,361,776	—	13,361,776	(13,361,776)	—
Mizuho Securities USA, Inc.	2,000,000		2,000,000	(2,000,000)	—
Natixis	44,000,000	—	44,000,000	(44,000,000)	—
Nomura Securities Co., Ltd.	22,000,000	—	22,000,000	(22,000,000)	—
RBC Capital Markets	9,000,000		9,000,000	(9,000,000)	—
RBS Securities, Inc.	17,000,000		17,000,000	(17,000,000)	—
Societe Generale S.A	6,000,000		6,000,000	(6,000,000)	—

Total	$165,461,776	$—	$165,461,776	$(165,461,776)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 49%)*	$302,279,981
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 36%)*	$403,922,823

*	During the period ended June 30, 2016, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$450,243,766
Aggregate gross unrealized depreciation	(120,220,574)

Net unrealized appreciation	$330,023,192

Federal income tax cost of investments	$1,764,789,775

For the six months ended June 30, 2016, the Portfolio incurred approximately $495 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $5,525,927)	$10,799,703
Unaffiliated Issuers (Cost $1,575,770,908)	1,918,551,488
Repurchase Agreements (Cost $165,461,776)	165,461,776
Cash	99,600,000
Cash held as collateral at broker	8,368,400
Receivable for securities sold	4,416,346
Due from broker for futures variation margin	3,218,347
Dividends, interest and other receivables	2,689,913
Due from Custodian	359,759
Receivable from Separate Accounts for Trust shares sold	148,883
Security lending income receivable	54,271
Other assets	22,072

Total assets	2,213,690,958

LIABILITIES
Payable on return of securities loaned	165,461,776
Payable for securities purchased	2,075,513
Investment management fees payable	903,426
Payable to Separate Accounts for Trust shares redeemed	781,531
Distribution fees payable – Class IB	370,878
Administrative fees payable	210,158
Distribution fees payable – Class IA	44,360
Trustees’ fees payable	7,222
Unrealized depreciation on forward foreign currency contracts	26
Accrued expenses	116,785

Total liabilities	169,971,675

NET ASSETS	$2,043,719,283

Net assets were comprised of:
Paid in capital	$1,729,959,240
Accumulated undistributed net investment income (loss)	9,971,528
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(41,171,054)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	344,959,569

Net assets	$2,043,719,283

Class IA
Net asset value, offering and redemption price per share, $216,368,668 / 13,812,313 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.66

Class IB
Net asset value, offering and redemption price per share, $1,810,592,222 / 116,571,376 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.53

Class K
Net asset value, offering and redemption price per share, $16,758,393 / 1,068,544 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.68

(x)	Includes value of securities on loan of $161,697,571.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends ($123,122 of dividend income received from affiliates) (net of $46,275 foreign withholding tax)	$19,176,289
Interest	119,874
Securities lending (net)	109,812

Total income	19,405,975

EXPENSES
Investment management fees	5,389,047
Distribution fees – Class IB	2,172,629
Administrative fees	1,232,731
Distribution fees – Class IA	259,380
Custodian fees	72,297
Printing and mailing expenses	67,378
Professional fees	53,899
Trustees’ fees	24,192
Miscellaneous	23,738

Gross expenses	9,295,291
Less: Waiver from investment manager	(98,064)

Net expenses	9,197,227

NET INVESTMENT INCOME (LOSS)	10,208,748

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	44,410,126
Futures	10,167,401
Foreign currency transactions	14,228

Net realized gain (loss)	54,591,755

Change in unrealized appreciation (depreciation) on:
Investments ($588,448 of change in unrealized appreciation (depreciation) from affiliates)	55,472,990
Futures	(1,361,630)
Foreign currency translations	2,474

Net change in unrealized appreciation (depreciation)	54,113,834

NET REALIZED AND UNREALIZED GAIN (LOSS)	108,705,589

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$118,914,337

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,208,748	$14,424,576
Net realized gain (loss) on investments, futures, foreign currency transactions and net distributions of realized gain received from underlying funds	54,591,755	172,423,687
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	54,113,834	(260,456,510)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	118,914,337	(73,608,247)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(1,752,379)
Class IB	—	(14,765,774)
Class K	—	(169,332)

TOTAL DIVIDENDS:	—	(16,687,485)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 123,905 and 339,235 shares, respectively ]	1,812,541	5,287,554
Capital shares issued in reinvestment of dividends [ 0 and 121,638 shares, respectively ]	—	1,752,379
Capital shares repurchased [ (874,719) and (1,785,146) shares, respectively ]	(12,835,947)	(27,694,802)

Total Class IA transactions	(11,023,406)	(20,654,869)

Class IB
Capital shares sold [ 1,096,586 and 2,119,703 shares, respectively ]	16,125,560	32,660,663
Capital shares issued in reinvestment of dividends [ 0 and 1,033,720 shares, respectively ]	—	14,765,774
Capital shares repurchased [ (8,208,822) and (15,999,832) shares, respectively ]	(118,682,442)	(245,749,890)

Total Class IB transactions	(102,556,882)	(198,323,453)

Class K
Capital shares sold [ 99,317 and 122,365 shares, respectively ]	1,469,037	1,914,419
Capital shares issued in reinvestment of dividends [ 0 and 11,756 shares, respectively ]	—	169,332
Capital shares repurchased [ (109,067) and (230,581) shares, respectively ]	(1,627,434)	(3,574,263)

Total Class K transactions	(158,397)	(1,490,512)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(113,738,685)	(220,468,834)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,175,652	(310,764,566)
NET ASSETS:
Beginning of period	2,038,543,631	2,349,308,197

End of period (a)	$2,043,719,283	$2,038,543,631

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$9,971,528	$(237,220)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IA		2015	2014	2013	2012	2011
Net asset value, beginning of period	$14.74	$15.41	$13.98	$10.56	$9.01	$10.03

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.10	0.08	0.06	0.08	0.11
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.84	(0.65)	1.44	3.43	1.60	(1.02)

Total from investment operations	0.92	(0.55)	1.52	3.49	1.68	(0.91)

Less distributions:
Dividends from net investment income	—	(0.12)	(0.09)	(0.07)	(0.13)	(0.11)

Net asset value, end of period	$15.66	$14.74	$15.41	$13.98	$10.56	$9.01

Total return (b)	6.24%	(3.54)%	10.87%	33.02%	18.61%	(9.04)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$216,369	$214,698	$244,859	$243,066	$205,787	$199,783
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.94%	0.94%	0.95%	0.97%	0.99%	0.72%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.94%	0.94%	0.95%	0.97%	0.99%	0.72%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.95%	0.94%	0.95%	0.97%	0.99%	0.73%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.04%	0.64%	0.51%	0.47%	0.83%	1.11%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.04%	0.64%	0.51%	0.47%	0.83%	1.11%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.03%	0.64%	0.51%	0.47%	0.83%	1.11%
Portfolio turnover rate (z)^	17%	38%	26%	38%	27%	29%

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IB		2015	2014	2013	2012	2011
Net asset value, beginning of period	$14.62	$15.28	$13.86	$10.47	$8.93	$9.96

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.10	0.07	0.06	0.08	0.09
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.83	(0.64)	1.44	3.40	1.59	(1.03)

Total from investment operations	0.91	(0.54)	1.51	3.46	1.67	(0.94)

Less distributions:
Dividends from net investment income	—	(0.12)	(0.09)	(0.07)	(0.13)	(0.09)

Net asset value, end of period	$15.53	$14.62	$15.28	$13.86	$10.47	$8.93

Total return (b)	6.22%	(3.52)%	10.88%	33.01%	18.65%	(9.44)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,810,592	$1,807,950	$2,086,343	$2,119,517	$1,472,191	$1,396,220
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.94%	0.94%	0.95%	0.97%	0.99%	0.97	%(c)
After waivers, reimbursements and fees paid indirectly (a)(f)	0.94%	0.94%	0.95%	0.97%	0.99%	0.97	%(c)
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.95%	0.94%	0.95%	0.97%	0.99%	0.98%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.04%	0.64%	0.51%	0.49%	0.84%	0.88%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.04%	0.64%	0.51%	0.49%	0.84%	0.88%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.03%	0.64%	0.51%	0.49%	0.84%	0.87%
Portfolio turnover rate (z)^	17%	38%	26%	38%	27%	29%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				December 1, 2011* to December 31, 2011
Class K		2015	2014	2013	2012
Net asset value, beginning of period	$14.74	$15.41	$13.98	$10.56	$9.01	$9.04

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.14	0.11	0.09	0.11	0.03
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.85	(0.65)	1.45	3.43	1.59	0.05

Total from investment operations	0.94	(0.51)	1.56	3.52	1.70	0.08

Less distributions:
Dividends from net investment income	—	(0.16)	(0.13)	(0.10)	(0.15)	(0.11)

Net asset value, end of period	$15.68	$14.74	$15.41	$13.98	$10.56	$9.01

Total return (b)	6.38%	(3.30)%	11.14%	33.35%	18.91%	0.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,758	$15,896	$18,105	$15,579	$11,434	$9,859
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.69%	0.69%	0.70%	0.72%	0.74%	0.67%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.69%	0.69%	0.70%	0.72%	0.74%	0.67%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.70%	0.69%	0.70%	0.72%	0.74%	0.67%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.29%	0.89%	0.77%	0.73%	1.10%	3.43%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.29%	0.89%	0.77%	0.73%	1.10%	3.44%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.28%	0.89%	0.77%	0.73%	1.10%	3.43%
Portfolio turnover rate (z)^	17%	38%	26%	38%	27%	29%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA NATURAL RESOURCES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Energy	71.9%
Materials	25.9
Consumer Staples	2.1
Repurchase Agreements	1.1
Investment Companies	0.3
Industrials	0.1
Cash and Other	(1.4)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IB
Actual	$1,000.00	$1,194.58	$4.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.39	4.52
Class K
Actual	1,000.00	1,196.17	3.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.63	3.27

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.90% and 0.65%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Chemicals (5.9%)
Fertilizers & Agricultural Chemicals (5.9%)
Agrium, Inc.	1,144	$103,504
CF Industries Holdings, Inc.	2,031	48,947
FMC Corp.	1,165	53,951
Israel Chemicals Ltd.	4,443	17,353
K+S AG (Registered) (x)	1,668	34,223
Monsanto Co.	3,836	396,681
Mosaic Co.	2,918	76,393
Potash Corp. of Saskatchewan, Inc.	7,288	118,463
Syngenta AG (Registered)	810	311,345
Yara International ASA	1,558	49,463

Total Chemicals		1,210,323

Construction & Engineering (0.1%)
Construction & Engineering (0.1%)
OCI N.V.*	826	11,277

Total Construction & Engineering		11,277

Food Products (2.1%)
Agricultural Products (2.1%)
Archer-Daniels-Midland Co.	5,187	222,470
Bunge Ltd.	1,229	72,695
Golden Agri-Resources Ltd.	60,538	15,873
Ingredion, Inc.	627	81,140
Wilmar International Ltd.	16,478	40,145

Total Food Products		432,323

Metals & Mining (18.9%)
Aluminum (0.8%)
Alcoa, Inc.	11,455	106,188
Alumina Ltd.	21,325	20,852
Norsk Hydro ASA	11,716	42,819

		169,859

Diversified Metals & Mining (9.2%)
Anglo American plc	12,213	118,600
Antofagasta plc	3,435	21,339
BHP Billiton Ltd.	27,980	398,516
BHP Billiton plc	18,401	231,459
Boliden AB	2,383	46,294
First Quantum Minerals Ltd.	6,005	42,158
Freeport-McMoRan, Inc.	10,361	115,422
Glencore plc*	106,595	217,788
Mitsubishi Materials Corp.	8,841	21,058
Rio Tinto Ltd.	3,696	127,279
Rio Tinto plc	10,774	333,026
South32 Ltd.*	46,380	54,200
Sumitomo Metal Mining Co., Ltd.	3,968	40,051
Teck Resources Ltd., Class B (x)	4,939	65,028
Turquoise Hill Resources Ltd.*	8,765	29,647

		1,861,865

Gold (5.3%)
Agnico Eagle Mines Ltd.	1,899	101,627
Barrick Gold Corp.	10,151	216,699
Eldorado Gold Corp.	6,243	28,075

Franco-Nevada Corp.	1,545	$117,482
Goldcorp, Inc.	7,234	138,414
Kinross Gold Corp.*	10,715	52,582
Newcrest Mining Ltd.*	6,678	114,833
Newmont Mining Corp.	4,610	180,343
Randgold Resources Ltd.	815	91,509
Yamana Gold, Inc.	8,248	42,902

		1,084,466

Precious Metals & Minerals (0.2%)
Fresnillo plc (x)	1,926	42,563

Silver (0.4%)
Silver Wheaton Corp.	3,796	89,351

Steel (3.0%)
ArcelorMittal S.A.*	16,025	73,781
Fortescue Metals Group Ltd. (x)	13,563	36,505
Hitachi Metals Ltd.	1,504	15,217
JFE Holdings, Inc.	4,548	58,852
Kobe Steel Ltd.	26,729	21,762
Maruichi Steel Tube Ltd.	529	18,449
Nippon Steel & Sumitomo Metal Corp.	7,334	140,144
Nucor Corp.	2,770	136,866
thyssenkrupp AG	3,205	63,973
voestalpine AG (x)	991	33,161

		598,710

Total Metals & Mining		3,846,814

Oil, Gas & Consumable Fuels (71.9%)
Coal & Consumable Fuels (0.2%)
Cameco Corp.	3,448	37,871

Integrated Oil & Gas (53.1%)
BP plc	161,049	940,419
Cenovus Energy, Inc.	7,259	100,405
Chevron Corp.	16,406	1,719,841
Eni S.p.A.	22,163	357,814
Exxon Mobil Corp.	36,179	3,391,419
Galp Energia SGPS S.A.	4,031	55,980
Husky Energy, Inc.	3,066	37,425
Imperial Oil Ltd.	2,585	81,795
Occidental Petroleum Corp.	6,655	502,852
OMV AG	1,283	35,942
Origin Energy Ltd.	15,245	66,587
Repsol S.A.	9,662	122,573
Royal Dutch Shell plc, Class A	69,306	1,898,681
Statoil ASA	9,723	168,358
Suncor Energy, Inc.	14,500	402,245
Total S.A.	19,242	927,882

		10,810,218

Oil & Gas Exploration & Production (18.6%)
Anadarko Petroleum Corp.	4,430	235,898
Antero Resources Corp.*	1,325	34,424
Apache Corp.	3,296	183,488
ARC Resources Ltd.	3,035	51,940
Cabot Oil & Gas Corp.	3,991	102,728
Canadian Natural Resources Ltd.	9,537	294,241
Cimarex Energy Co.	827	98,678
Concho Resources, Inc.*	1,126	134,298

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

ConocoPhillips Co.	10,770	$469,572
Continental Resources, Inc. (x)*	812	36,759
Crescent Point Energy Corp.	4,399	69,495
Devon Energy Corp.	4,002	145,073
Encana Corp.	7,403	57,587
EOG Resources, Inc.	4,791	399,665
EQT Corp.	1,491	115,448
Hess Corp.	2,472	148,567
Inpex Corp.	8,281	64,604
Lundin Petroleum AB*	1,626	29,397
Marathon Oil Corp.	7,161	107,487
Murphy Oil Corp.	1,424	45,212
Newfield Exploration Co.*	1,727	76,299
Noble Energy, Inc.	3,736	134,010
Oil Search Ltd.	11,939	60,038
Peyto Exploration & Development Corp.	1,387	37,231
Pioneer Natural Resources Co.	1,423	215,172
PrairieSky Royalty Ltd.	1,792	34,011
Range Resources Corp. (x)	1,478	63,761
Santos Ltd.	13,849	48,868
Seven Generations Energy Ltd., Class A*	1,683	32,124
Southwestern Energy Co. (x)*	3,395	42,709
Tourmaline Oil Corp.*	1,736	45,699
Vermilion Energy, Inc.	969	30,856
Woodside Petroleum Ltd.	6,460	130,946

		3,776,285

Total Oil, Gas & Consumable Fuels		14,624,374

Paper & Forest Products (1.1%)
Forest Products (0.1%)
West Fraser Timber Co., Ltd.	594	17,366

Paper Products (1.0%)
Mondi plc	3,200	59,637
Oji Holdings Corp.	6,600	25,311
Stora Enso Oyj, Class R	4,799	38,669
UPM-Kymmene Oyj	4,650	85,243

		208,860

Total Paper & Forest Products		226,226

Total Common Stocks (100.0%) (Cost $23,027,097)		20,351,337

SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	51,598	51,598

	Principal Amount	Value (Note 1)

Repurchase Agreements (1.1%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $27,110, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $27,652. (xx)	$27,110	$27,110
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $17,893, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $18,251. (xx)	17,893	17,893
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $138,864, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $141,640. (xx)	138,863	138,863
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $50,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $51,001. (xx)	50,000	50,000

Total Repurchase Agreements		233,866

Total Short-Term Investments (1.4%) (Cost $285,464)		285,464

Total Investments (101.4%) (Cost $23,312,561)		20,636,801
Other Assets Less Liabilities (-1.4%)		(282,447)

Net Assets (100%)		$20,354,354

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $249,201. This was secured by collateral of $233,866 which was received as cash and subsequently invested in short-term investments currently valued at $233,866, as reported in the Portfolio of Investments, and $27,292 collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.625%, maturing 7/28/16-5/15/45.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Country Diversification As a Percentage of Total Net Assets
Australia	5.7%
Austria	0.3
Canada	12.2
Chile	0.1
Finland	0.6
France	4.5
Germany	0.5
Israel	0.1
Italy	1.7
Japan	2.0
Luxembourg	0.4
Mexico	0.2
Netherlands	9.4
Norway	1.3
Portugal	0.3
Singapore	0.3
South Africa	0.3
Spain	0.6
Sweden	0.4
Switzerland	2.6
United Kingdom	7.9
United States	50.0
Cash and Other	(1.4)

100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$376,305	$56,018	$—	$432,323
Energy	9,716,285	4,908,089	—	14,624,374
Industrials	—	11,277	—	11,277
Materials	2,278,089	3,005,274	—	5,283,363
Short-Term Investments
Investment Companies	51,598	—	—	51,598
Repurchase Agreements	—	233,866	—	233,866

Total Assets	$12,422,277	$8,214,524	$—	$20,636,801

Total Liabilities	$—	$—	$—	$—

Total	$12,422,277	$8,214,524	$—	$20,636,801

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets

Citigroup Global Markets Ltd.	$27,110	$—	$27,110	$(27,110)	$—
Deutsche Bank AG	17,893	—	17,893	(17,893)	—
Merrill Lynch PFS, Inc.	138,863	—	138,863	(138,863)	—
Natixis	50,000	—	50,000	(50,000)	—

Total	$233,866	$—	$233,866	$(233,866)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$4,539,170
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,647,536

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$826,504
Aggregate gross unrealized depreciation	(3,577,898)

Net unrealized depreciation	$(2,751,394)

Federal income tax cost of investments	$23,388,195

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA NATURAL RESOURCES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $23,078,695)	$20,402,935
Repurchase Agreements (Cost $233,866)	233,866
Cash	16,273
Foreign cash (Cost $68,995)	69,272
Receivable for securities sold	32,682
Dividends, interest and other receivables	17,952
Receivable from Separate Accounts for Trust shares sold	7,379
Security lending income receivable	749
Other assets	398

Total assets	20,781,506

LIABILITIES
Payable on return of securities loaned	233,866
Payable for securities purchased	130,434
Payable to Separate Accounts for Trust shares redeemed	8,681
Distribution fees payable – Class IB	745
Administrative fees payable	197
Trustees’ fees payable	64
Accrued expenses	53,165

Total liabilities	427,152

NET ASSETS	$20,354,354

Net assets were comprised of:
Paid in capital	$24,060,512
Accumulated undistributed net investment income (loss)	280,401
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(1,310,347)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(2,676,212)

Net assets	$20,354,354

Class IB
Net asset value, offering and redemption price per share, $3,832,087 / 511,483 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.49

Class K
Net asset value, offering and redemption price per share, $16,522,267 / 2,202,603 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.50

(x)	Includes value of securities on loan of $249,201.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends (net of $20,780 foreign withholding tax)	$342,945
Interest	52
Securities lending (net)	1,240

Total income	344,237

EXPENSES
Investment management fees	45,520
Custodian fees	38,080
Professional fees	22,062
Administrative fees	9,208
Distribution fees – Class IB	3,538
Trustees’ fees	637
Printing and mailing expenses	616
Miscellaneous	5,405

Gross expenses	125,066
Less: Waiver from investment manager	(54,728)
Reimbursement from investment manager	(7,561)

Net expenses	62,777

NET INVESTMENT INCOME (LOSS)	281,460

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(251,680)
Foreign currency transactions	(4,342)

Net realized gain (loss)	(256,022)

Change in unrealized appreciation (depreciation) on:
Investments	3,569,915
Foreign currency translations	584

Net change in unrealized appreciation (depreciation)	3,570,499

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,314,477

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,595,937

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA NATURAL RESOURCES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$281,460	$543,176
Net realized gain (loss) on investments and foreign currency transactions	(256,022)	(915,740)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	3,570,499	(4,110,026)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,595,937	(4,482,590)

DIVIDENDS:
Dividends from net investment income
Class IB	—	(73,316)
Class K	—	(469,080)

TOTAL DIVIDENDS:	—	(542,396)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 313,489 and 215,221 shares, respectively ]	2,148,649	1,713,959
Capital shares issued in reinvestment of dividends and distributions [ 0 and 12,006 shares, respectively ]	—	73,316
Capital shares repurchased [ (136,671) and (310,051) shares, respectively ]	(953,898)	(2,636,267)

Total Class IB transactions	1,194,751	(848,992)

Class K
Capital shares sold [ 382,538 and 728,968 shares, respectively ]	2,256,676	5,408,102
Capital shares issued in reinvestment of dividends and distributions [ 0 and 76,825 shares, respectively ]	—	469,080
Capital shares repurchased [ (285,607) and (525,258) shares, respectively ]	(1,987,101)	(4,382,634)

Total Class K transactions	269,575	1,494,548

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,464,326	645,556

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,060,263	(4,379,430)
NET ASSETS:
Beginning of period	15,294,091	19,673,521

End of period (a)	$20,354,354	$15,294,091

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$280,401	$(1,059)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA NATURAL RESOURCES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,		February 8, 2013* to December 31, 2013
Class IB		2015	2014
Net asset value, beginning of period	$6.27	$8.77	$10.31	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.24	0.15	0.13
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.12	(2.51)	(1.48)	0.30

Total from investment operations	1.22	(2.27)	(1.33)	0.43

Less distributions:
Dividends from net investment income	—	(0.23)	(0.13)	(0.12)
Distributions from net realized gains	—	—	(0.08)	—

Total dividends and distributions	—	(0.23)	(0.21)	(0.12)

Net asset value, end of period	$7.49	$6.27	$8.77	$10.31

Total return (b)	19.46%	(25.76)%	(12.81)%	4.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,832	$2,097	$3,662	$3,001
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%	0.93%	1.10%	1.10%
Before waivers and reimbursements (a)(f)	1.57%	1.84%	1.90%	2.19%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.89%	3.01%	1.40%	1.51	%(l)
Before waivers and reimbursements (a)(f)	2.21%	2.11%	0.60%	0.41	%(l)
Portfolio turnover rate (z)^	14%	56%	31%	28%

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,		February 8, 2013* to December 31, 2013
Class K		2015	2014
Net asset value, beginning of period	$6.27	$8.77	$10.31	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.26	0.17	0.16
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.13	(2.51)	(1.47)	0.29

Total from investment operations	1.23	(2.25)	(1.30)	0.45

Less distributions:
Dividends from net investment income	—	(0.25)	(0.16)	(0.14)
Distributions from net realized gains	—	—	(0.08)	—

Total dividends and distributions	—	(0.25)	(0.24)	(0.14)

Net asset value, end of period	$7.50	$6.27	$8.77	$10.31

Total return (b)	19.62%	(25.57)%	(12.59)%	4.58%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,522	$13,197	$16,011	$17,069
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.68%	0.85%	0.85%
Before waivers and reimbursements (a)(f)	1.34%	1.63%	1.62%	1.92%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.13%	3.33%	1.63%	1.77	%(l)
Before waivers and reimbursements (a)(f)	2.44%	2.38%	0.86%	0.70	%(l)
Portfolio turnover rate (z)^	14%	56%	31%	28%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA NATURAL RESOURCES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA REAL ESTATE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Financials	99.1%
Repurchase Agreements	3.1
Investment Companies	0.3
Health Care	0.1
Consumer Discretionary	0.1
Cash and Other	(2.7)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IB
Actual	$1,000.00	$1,098.33	$4.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.58
Class K
Actual	1,000.00	1,099.02	3.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.33

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.91% and 0.66%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Health Care Providers & Services (0.1%)
Health Care Facilities (0.1%)
Chartwell Retirement Residences	3,659	$44,663

Total Health Care Providers & Services		44,663

Hotels, Restaurants & Leisure (0.1%)
Hotels, Resorts & Cruise Lines (0.1%)
Pandox AB	1,115	17,471

Total Hotels, Restaurants & Leisure		17,471

Real Estate Investment Trusts (REITs) (81.5%)
Diversified REITs (12.8%)
Activia Properties, Inc. (REIT)	12	63,330
Affine S.A. (REIT) (x)	119	2,066
American Assets Trust, Inc. (REIT)	838	35,565
ANF Immobilier (REIT)	125	3,039
Artis Real Estate Investment Trust (REIT)	2,877	30,063
Canadian Real Estate Investment Trust (REIT)	1,530	57,200
Cofinimmo S.A. (REIT)	424	50,004
Cominar Real Estate Investment Trust (REIT)	3,575	46,599
Cousins Properties, Inc. (REIT)	4,383	45,583
Daiwa House REIT Investment Corp. (REIT)	7	40,963
Daiwa House Residential Investment Corp. (REIT)	14	37,900
Dream Global Real Estate Investment Trust (REIT)	1,990	14,448
Duke Realty Corp. (REIT)	7,333	195,498
Empire State Realty Trust, Inc. (REIT), Class A	2,038	38,702
F&C UK Real Estate Investment Ltd. (REIT)	5,076	5,952
First Potomac Realty Trust (REIT)	1,227	11,288
Fonciere des Regions (REIT)	764	68,013
Forest City Realty Trust, Inc. (REIT), Class A	4,979	111,081
Gecina S.A. (REIT)	869	118,784
GPT Group (REIT)	38,212	154,578
Gramercy Property Trust (REIT)	8,920	82,242
H&R Real Estate Investment Trust (REIT)	5,977	104,139
Hamborner REIT AG (REIT)	1,264	13,717
Hibernia REIT plc (REIT)	14,510	21,230
Hulic Reit, Inc. (REIT)	18	32,726
ICADE (REIT)	744	52,904
Investors Real Estate Trust (REIT) (x)	2,568	16,615
Kenedix Realty Investment Corp. (REIT)	8	47,542
Land Securities Group plc (REIT) (x)	16,750	237,059
Lar Espana Real Estate Socimi S.A. (REIT)	1,060	9,507

Lexington Realty Trust (REIT)	5,016	$50,712
Liberty Property Trust (REIT)	3,141	124,760
Londonmetric Property plc (REIT) (x)	12,433	24,914
Merlin Properties Socimi S.A. (REIT)	6,880	72,753
Mirvac Group (REIT)	78,804	119,220
Nomura Real Estate Master Fund, Inc. (REIT)	76	120,138
NSI N.V. (REIT)	2,917	11,737
Premier Investment Corp. (REIT)	27	35,390
PS Business Parks, Inc. (REIT)	425	45,084
Redefine International plc (REIT)	25,197	15,181
Schroder Real Estate Investment Trust Ltd. (REIT)	11,023	7,411
Sekisui House SI Residential Investment Corp. (REIT)	22	25,433
Select Income REIT (REIT)	1,443	37,504
Shaftesbury plc (REIT)	5,899	69,669
Spirit Realty Capital, Inc. (REIT)	9,791	125,031
Standard Life Investment Property Income Trust Ltd. (REIT)	8,088	8,475
Stockland (REIT) (x)	50,925	179,357
STORE Capital Corp. (REIT)	3,154	92,885
Suntec Real Estate Investment Trust (REIT) (x)	51,092	67,550
Tokyu REIT, Inc. (REIT)	19	26,941
Top REIT, Inc. (REIT)	4	16,124
United Urban Investment Corp. (REIT)	56	100,588
VEREIT, Inc. (REIT)	19,267	195,367
Vornado Realty Trust (REIT)	3,627	363,135
Washington Real Estate Investment Trust (REIT)	1,571	49,424
WP Carey, Inc. (REIT)	1,897	131,690

		3,864,810

Health Care REITs (7.5%)
Aedifica S.A. (REIT)*	268	20,741
Assura plc (REIT)	34,760	25,400
Care Capital Properties, Inc. (REIT)	1,760	46,130
HCP, Inc. (REIT)	9,890	349,908
Healthcare Realty Trust, Inc. (REIT)	2,214	77,468
Healthcare Trust of America, Inc. (REIT), Class A	2,890	93,463
LTC Properties, Inc. (REIT)	788	40,763
Medical Properties Trust, Inc. (REIT)	5,050	76,811
National Health Investors, Inc. (REIT)	748	56,167
New Senior Investment Group, Inc. (REIT)	1,660	17,729
Omega Healthcare Investors, Inc. (REIT)	3,544	120,319
Physicians Realty Trust (REIT) (x)	2,861	60,110
Primary Health Properties plc (REIT)	12,184	17,224
Sabra Health Care REIT, Inc. (REIT)	1,374	28,352

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Senior Housing Properties Trust (REIT)	5,043	$105,046
Target Healthcare REIT Ltd. (REIT)	5,370	7,797
Universal Health Realty Income Trust (REIT)	274	15,667
Ventas, Inc. (REIT)	7,160	521,391
Welltower, Inc. (REIT)	7,560	575,845

		2,256,331

Hotel & Resort REITs (3.1%)
Apple Hospitality REIT, Inc. (REIT) (x)	3,530	66,399
Ashford Hospitality Trust, Inc. (REIT)	1,924	10,332
CDL Hospitality Trusts (REIT)	13,587	14,255
Chatham Lodging Trust (REIT)	770	16,925
Chesapeake Lodging Trust (REIT)	1,242	28,876
DiamondRock Hospitality Co. (REIT)	4,260	38,468
FelCor Lodging Trust, Inc. (REIT)	2,959	18,435
Hersha Hospitality Trust (REIT)	781	13,394
Hospitality Properties Trust (REIT)	3,201	92,189
Host Hotels & Resorts, Inc. (REIT)	15,900	257,739
InnVest Real Estate Investment Trust (REIT)	2,167	11,691
Japan Hotel REIT Investment Corp. (REIT)	71	59,683
LaSalle Hotel Properties (REIT)	2,373	55,955
Pebblebrook Hotel Trust (REIT)	1,530	40,162
RLJ Lodging Trust (REIT)	2,666	57,186
Ryman Hospitality Properties, Inc. (REIT)	1,027	52,017
Summit Hotel Properties, Inc. (REIT)	1,750	23,170
Sunstone Hotel Investors, Inc. (REIT)	4,608	55,619
Xenia Hotels & Resorts, Inc. (REIT)	2,290	38,426

		950,921

Industrial REITs (5.5%)
Ascendas Real Estate Investment Trust (REIT) (x)	46,423	85,762
BWP Trust (REIT)	10,379	28,264
DCT Industrial Trust, Inc. (REIT)	1,925	92,477
EastGroup Properties, Inc. (REIT)	694	47,831
First Industrial Realty Trust, Inc. (REIT)	2,480	68,994
GLP J-REIT (REIT)	47	59,340
Goodman Group (REIT) (x)	37,885	201,951
Granite Real Estate Investment Trust (REIT)	1,004	30,113
Hansteen Holdings plc (REIT)	15,826	21,523
Industrial & Infrastructure Fund Investment Corp. (REIT)	7	38,928
Japan Logistics Fund, Inc. (REIT)	18	41,834
Mapletree Industrial Trust (REIT)	26,824	34,313
Mapletree Logistics Trust (REIT)	31,058	23,154
Nippon Prologis REIT, Inc. (REIT)	32	77,715

Prologis, Inc. (REIT)	11,153	$546,943
Pure Industrial Real Estate Trust (REIT)	4,009	15,981
Rexford Industrial Realty, Inc. (REIT)	1,370	28,893
Segro plc (REIT)	16,027	89,973
STAG Industrial, Inc. (REIT)	1,447	34,453
Terreno Realty Corp. (REIT)	890	23,024
Tritax Big Box REIT plc (REIT)	17,845	31,082
Warehouses De Pauw S.C.A. (REIT)	292	27,428

		1,649,976

Office REITs (10.5%)
Alexandria Real Estate Equities, Inc. (REIT)	1,557	161,181
Allied Properties Real Estate Investment Trust (REIT)	1,662	49,759
Alstria Office REIT-AG (REIT)*	2,222	30,009
Axiare Patrimonio SOCIMI S.A. (REIT)	1,250	15,944
Befimmo S.A. (REIT)	382	24,585
Beni Stabili S.p.A. SIIQ (REIT)	22,681	14,053
Boston Properties, Inc. (REIT)	3,281	432,764
Brandywine Realty Trust (REIT)	3,724	62,563
CapitaLand Commercial Trust (REIT) (x)	42,055	46,258
Champion REIT (REIT)	50,276	28,429
Columbia Property Trust, Inc. (REIT)	2,620	56,068
Corporate Office Properties Trust (REIT)	2,017	59,643
Cromwell Property Group (REIT) (x)	31,054	23,562
Daiwa Office Investment Corp. (REIT)	6	35,455
Derwent London plc (REIT)	2,118	74,633
Dexus Property Group (REIT)	20,693	139,746
Douglas Emmett, Inc. (REIT)	2,919	103,683
Dream Office Real Estate Investment Trust (REIT)	2,300	33,077
DuPont Fabros Technology, Inc. (REIT)	1,567	74,495
Equity Commonwealth (REIT)*	2,690	78,360
Franklin Street Properties Corp. (REIT)	1,871	22,957
Government Properties Income Trust (REIT)	1,491	34,382
Great Portland Estates plc (REIT)	7,323	61,356
Green REIT plc (REIT)	14,360	22,214
Highwoods Properties, Inc. (REIT)	2,071	109,349
Hudson Pacific Properties, Inc. (REIT)	1,734	50,598
Intervest Offices & Warehouses N.V. (REIT)	301	8,540
Investa Office Fund (REIT)	12,011	38,427
Japan Excellent, Inc. (REIT)	25	34,130
Japan Prime Realty Investment Corp. (REIT) (x)	18	77,092
Japan Real Estate Investment Corp. (REIT)	27	166,178
Keppel REIT (REIT)	40,129	31,352

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Kilroy Realty Corp. (REIT)	1,982	$131,387
Leasinvest Real Estate S.C.A. (REIT)	14	1,654
Mack-Cali Realty Corp. (REIT)	1,886	50,922
Mori Hills REIT Investment Corp. (REIT)	31	48,452
Mori Trust Sogo Reit, Inc. (REIT)	22	41,567
New York REIT, Inc. (REIT)	3,460	32,005
Nippon Building Fund, Inc. (REIT)	29	178,253
Orix JREIT, Inc. (REIT)	52	89,310
Paramount Group, Inc. (REIT)	3,041	48,474
Parkway Properties, Inc. (REIT)	1,697	28,391
Piedmont Office Realty Trust, Inc. (REIT), Class A	3,069	66,106
Regional REIT Ltd. (REIT) (b)§	4,530	6,032
SL Green Realty Corp. (REIT)	2,116	225,291
Tier REIT, Inc. (REIT) (x)	990	15,177
Workspace Group plc (REIT)	2,453	22,849

		3,186,712

Residential REITs (10.2%)
Advance Residence Investment Corp. (REIT)	26	69,499
American Campus Communities, Inc. (REIT)	2,782	147,084
American Homes 4 Rent (REIT), Class A	3,923	80,343
Apartment Investment & Management Co. (REIT), Class A	3,325	146,832
AvalonBay Communities, Inc. (REIT)	2,921	526,919
Boardwalk Real Estate Investment Trust (REIT)	846	37,692
Camden Property Trust (REIT)	1,842	162,870
Canadian Apartment Properties REIT (REIT)	2,677	68,710
Colony Starwood Homes (REIT) (x)	1,040	31,637
Education Realty Trust, Inc. (REIT)	1,409	65,011
Empiric Student Property plc (REIT)	10,660	15,323
Equity LifeStyle Properties, Inc. (REIT)	1,645	131,682
Equity Residential (REIT)	7,665	527,965
Essex Property Trust, Inc. (REIT)	1,420	323,888
Invincible Investment Corp. (REIT)	63	39,678
Irish Residential Properties REIT plc (REIT)	7,460	9,230
Japan Rental Housing Investments, Inc. (REIT)	33	26,944
Killam Apartment Real Estate Investment Trust (REIT)	1,061	10,422
Mid-America Apartment Communities, Inc. (REIT)	1,616	171,942
Milestone Apartments Real Estate Investment Trust (REIT)	1,500	21,932
Monogram Residential Trust, Inc. (REIT) (x)	3,590	36,654

Nippon Accommodations Fund, Inc. (REIT)	10	$45,538
Northview Apartment Real Estate Investment Trust (REIT)	939	16,302
Post Properties, Inc. (REIT)	1,145	69,902
Silver Bay Realty Trust Corp. (REIT)	716	12,194
Sun Communities, Inc. (REIT)	1,224	93,807
UDR, Inc. (REIT)	5,678	209,632

		3,099,632

Retail REITs (25.3%)
Acadia Realty Trust (REIT)	1,527	54,239
AEON REIT Investment Corp. (REIT)	22	25,096
Agree Realty Corp. (REIT)	477	23,010
Alexander’s, Inc. (REIT)	44	18,006
British Land Co. plc (REIT)	21,802	180,546
Brixmor Property Group, Inc. (REIT)	4,456	117,906
CapitaLand Mall Trust (REIT)	56,384	89,530
CBL & Associates Properties, Inc. (REIT)	3,594	33,460
Cedar Realty Trust, Inc. (REIT)	1,793	13,322
Charter Hall Retail REIT (REIT)	7,280	25,938
Crombie Real Estate Investment Trust (REIT)	1,638	19,461
DDR Corp. (REIT)	6,608	119,869
Equity One, Inc. (REIT)	1,953	62,847
Eurocommercial Properties N.V. (CVA)	990	42,475
Federal Realty Investment Trust (REIT)	1,529	253,126
Fortune Real Estate Investment Trust (REIT)	27,993	33,451
Frontier Real Estate Investment Corp. (REIT)	10	51,778
Fukuoka REIT Corp. (REIT)	14	27,651
General Growth Properties, Inc. (REIT)	10,708	319,313
Getty Realty Corp. (REIT)	525	11,261
Hammerson plc (REIT)	16,678	121,842
Immobiliare Grande Distribuzione SIIQ S.p.A. (REIT)	7,801	6,396
Intu Properties plc (REIT) (x)	19,936	77,994
Japan Retail Fund Investment Corp. (REIT)	55	139,976
Kenedix Retail REIT Corp. (REIT)	9	24,152
Kimco Realty Corp. (REIT)	8,912	279,659
Kite Realty Group Trust (REIT)	1,744	48,884
Kiwi Property Group Ltd.	26,958	28,692
Klepierre S.A. (REIT)	4,361	194,559
Link REIT (REIT) (x)	47,992	328,319
Macerich Co. (REIT)	3,189	272,309
Mapletree Commercial Trust (REIT)	27,874	30,644
Mercialys S.A. (REIT)	879	18,766
National Retail Properties, Inc. (REIT)	3,063	158,418
Pennsylvania Real Estate Investment Trust (REIT)	1,389	29,794

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Ramco-Gershenson Properties Trust (REIT)	1,655	$32,454
Realty Income Corp. (REIT)	5,483	380,301
Regency Centers Corp. (REIT)	2,072	173,489
Retail Opportunity Investments Corp. (REIT)	2,107	45,659
Retail Properties of America, Inc. (REIT), Class A	5,029	84,990
RioCan Real Estate Investment Trust (REIT)	6,773	153,761
Rouse Properties, Inc. (REIT)	769	14,034
Saul Centers, Inc. (REIT)	276	17,032
Scentre Group (REIT) (x)	108,851	400,354
Seritage Growth Properties (REIT), Class A (x)	540	26,914
Shopping Centres Australasia Property Group (REIT)	15,610	26,660
Simon Property Group, Inc. (REIT)	6,619	1,435,661
Smart Real Estate Investment Trust (REIT)	2,365	69,928
Tanger Factory Outlet Centers, Inc. (REIT)	2,048	82,289
Taubman Centers, Inc. (REIT)	1,287	95,495
Unibail-Rodamco SE (REIT)	2,091	547,828
Urban Edge Properties (REIT)	1,895	56,585
Urstadt Biddle Properties, Inc. (REIT), Class A	552	13,679
Vastned Retail N.V. (REIT)	391	15,880
Vicinity Centres (REIT)	69,949	174,047
Weingarten Realty Investors (REIT)	2,399	97,927
Wereldhave Belgium N.V. (REIT)	61	7,490
Wereldhave N.V. (REIT)	836	37,938
Westfield Corp. (REIT)	41,156	327,904
WP Glimcher, Inc. (REIT)	3,909	43,742

		7,644,730

Specialized REITs (6.6%)
Big Yellow Group plc (REIT)	3,005	31,338
CubeSmart (REIT)	3,784	116,850
Digital Realty Trust, Inc. (REIT) (x)	3,388	369,258
EPR Properties (REIT)	1,355	109,321
Extra Space Storage, Inc. (REIT)	2,521	233,293
Four Corners Property Trust, Inc. (REIT)	1,260	25,943
Gaming and Leisure Properties, Inc. (REIT)	4,180	144,126
Public Storage (REIT)	3,101	792,585
QTS Realty Trust, Inc. (REIT), Class A	950	53,181
Safestore Holdings plc (REIT)	4,403	21,708
Sovran Self Storage, Inc. (REIT)	977	102,507

		2,000,110

Total Real Estate Investment Trusts (REITs)		24,653,222

Real Estate Management & Development (17.6%)
Diversified Real Estate Activities (8.5%)
Allreal Holding AG (Registered)*	193	26,700
CapitaLand Ltd.	53,793	123,572

City Developments Ltd.	13,000	$79,207
D Carnegie & Co. AB*	960	11,053
DIC Asset AG	711	6,677
Grand City Properties S.A.	2,170	44,556
Hang Lung Properties Ltd.	42,025	85,322
Henderson Land Development Co., Ltd.	24,734	140,156
Kennedy Wilson Europe Real Estate plc	2,510	32,268
Kerry Properties Ltd.	13,779	33,994
Mitsubishi Estate Co., Ltd.	26,795	489,921
Mitsui Fudosan Co., Ltd.	19,817	452,381
Mobimo Holding AG (Registered)*	131	29,827
New World Development Co., Ltd.	119,224	121,112
Nomura Real Estate Holdings, Inc.	2,486	43,254
Sumitomo Realty & Development Co., Ltd.	8,985	242,466
Sun Hung Kai Properties Ltd.	30,650	369,272
Tokyo Tatemono Co., Ltd.	3,488	41,666
UOL Group Ltd.	10,318	42,090
Wharf Holdings Ltd. (x)	25,968	158,869

		2,574,363

Real Estate Development (1.9%)
ADLER Real Estate AG*	520	6,588
Cheung Kong Property Holdings Ltd.	60,000	377,677
Conwert Immobilien Invest SE*	1,471	23,549
Helical Bar plc	2,042	7,758
Sino Land Co., Ltd.	64,869	106,998
TAG Immobilien AG (x)	2,801	36,742

		559,312

Real Estate Operating Companies (7.2%)
ADO Properties S.A.§	532	20,441
Aeon Mall Co., Ltd.	2,464	32,115
Azrieli Group Ltd.	920	39,156
BUWOG AG	1,516	35,006
CA Immobilien Anlagen AG*	1,525	25,505
Capital & Counties Properties plc	15,445	61,443
Castellum AB	5,245	74,660
Citycon Oyj	8,561	19,482
Daejan Holdings plc	128	8,625
Deutsche EuroShop AG	970	44,349
Deutsche Wohnen AG	7,190	244,007
Dios Fastigheter AB	983	6,995
Entra ASA§	1,343	12,699
Fabege AB	2,837	47,998
Fastighets AB Balder, Class B*	1,952	49,246
First Capital Realty, Inc.	1,954	33,516
Fonciere de Paris SIIC	60	9,349
Grainger plc	8,746	24,555
Hemfosa Fastigheter AB	2,004	20,564
Hispania Activos Inmobiliarios SOCIMI S.A. (REIT)	1,900	22,258
Hongkong Land Holdings Ltd. (x)	24,804	151,606
Hufvudstaden AB, Class A	2,363	37,003
Hulic Co., Ltd.	7,576	79,430
Hysan Development Co., Ltd. (x)	12,575	56,074
Inmobiliaria Colonial S.A.	48,493	35,141
Klovern AB, Class B	7,975	9,162

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Kungsleden AB	3,864	$25,057
LEG Immobilien AG*	1,345	125,708
Norwegian Property ASA	5,232	5,707
NTT Urban Development Corp.	2,311	24,603
PSP Swiss Property AG (Registered)	855	82,839
Sponda Oyj	5,212	22,600
Swire Properties Ltd.	24,909	66,291
Swiss Prime Site AG (Registered)*	1,354	122,459
Technopolis Oyj	2,022	7,970
TLG Immobilien AG	1,180	24,779
Unite Group plc	4,705	38,997
Vonovia SE	9,914	361,814
Wallenstam AB, Class B	4,146	33,685
WCM Beteiligungs & Grundbesitz-AG*	1,680	6,059
Wihlborgs Fastigheter AB	1,428	29,090

		2,178,043

Total Real Estate Management & Development		5,311,718

Total Common Stocks (99.3%) (Cost $26,709,950)		30,027,074

INVESTMENT COMPANIES:
Investment Companies (0.2%)
F&C Commercial Property Trust Ltd.	11,225	17,099
MedicX Fund Ltd.	7,928	9,378
Picton Property Income Ltd.	11,495	10,173
UK Commercial Property Trust Ltd.	14,085	13,557

Total Investment Companies (0.2%) (Cost $58,555)		50,207

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	51,675	51,675

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.1%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $100,001, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $102,000. (xx)	$100,000	100,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $76,901, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $78,438. (xx)	76,900	76,900

Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $658,798, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $671,967. (xx)	$658,791	$658,791
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $50,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $51,001. (xx)	50,000	50,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $50,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $51,000. (xx)	50,000	50,000

Total Repurchase Agreements		935,691

Total Short-Term Investments (3.2%) (Cost $987,366)		987,366

Total Investments (102.7%) (Cost $27,755,871)		31,064,647
Other Assets Less Liabilities (-2.7%)		(831,388)

Net Assets (100%)		$30,233,259

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2016, the market value of these securities amounted to $39,172 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $1,526,993. This was secured by collateral of $935,691 which was received as cash and subsequently invested in short-term investments currently valued at $935,691, as reported in the Portfolio of Investments, and $728,503 collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.625%, maturing 7/28/16-5/15/45.

Glossary:

CVA	— Dutch Certification

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Country Diversification As a Percentage of Total Net Assets
Australia	6.1%
Austria	0.3
Belgium	0.5
Canada	2.8
Finland	0.2
France	3.3
Germany	3.0
Hong Kong	6.7
Ireland	0.2
Israel	0.1
Italy	0.1
Japan	11.1
Luxembourg	0.1
Netherlands	0.3
New Zealand	0.1
Norway	0.1
Singapore	2.3
Spain	0.5
Sweden	1.2
Switzerland	0.9
United Kingdom	4.6
United States	58.2
Cash and Other	(2.7)

100.0%

Options Written:

Options written for the six months June 30, 2016 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding – January 1, 2016	12	$435
Options Written	—	—
Options Terminated in Closing Purchase Transactions	(12)	(435)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding – June 30, 2016	—	$—

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$17,471	$—	$17,471
Financials	17,414,932	12,550,008	—	29,964,940
Health Care	44,663	—	—	44,663
Investment Companies
Investment Companies	—	50,207	—	50,207

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Companies	$51,675	$—	$—	$51,675
Repurchase Agreements	—	935,691	—	935,691

Total Assets	$17,511,270	$13,553,377	$—	$31,064,647

Total Liabilities	$—	$—	$—	$—

Total	$17,511,270	$13,553,377	$—	$31,064,647

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

Fair Values of Derivative Instruments as of June 30, 2016:

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Options	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(1,446)	$(78,236)	$—	$—	$(79,682)
Foreign exchange contracts	—	—	1,303	—	1,303
Equity contracts	—	—	—	(416,687)	(416,687)

Total	$(1,446)	$(78,236)	$1,303	$(416,687)	$(495,066)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Options	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$6	$4,051	$—	$—	$4,057
Foreign exchange contracts	—	—	11,844	—	11,844
Equity contracts	—	—	—	(63,990)	(63,990)

Total	$6	$4,051	$11,844	$(63,990)	$(48,089)

^ The Portfolio held futures & option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns, forward foreign currency contracts for hedging and in an attempt to enhance returns and swap contracts as a substitute for investing in conventional securities.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $3,895,000 for four months during the six months ended June 30, 2016, option contracts with an average notional balance of approximately $1,000 for two months during the six months ended June 30, 2016, swaps with an average notional balance of approximately $8,403,000 for three months during the six months ended June 30, 2016 and futures contracts with an average notional balance of approximately $5,739,000 for two months during the six months ended June 30, 2016.

Sale-Buyback Transactions:

The average amount of borrowings while outstanding for 48 days during the period ended June 30, 2016 was approximately $2,882,000 at a weighted average interest rate of 0.65%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$100,000	$—	$100,000	$(100,000)	$—
Deutsche Bank AG	76,900	—	76,900	(76,900)	—
Merrill Lynch PFS, Inc.	658,791	—	658,791	(658,791)	—
Natixis	50,000	—	50,000	(50,000)	—
Nomura Securities Co., Ltd.	50,000	—	50,000	(50,000)	—

Total	$935,691	$—	$935,691	$(935,691)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$11,625,664
Long-term U.S. government debt securities	—

$11,625,664

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$10,008,315
Long-term U.S. government debt securities	4,914,945

$14,923,260

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,126,337
Aggregate gross unrealized depreciation	(1,315,685)

Net unrealized appreciation	$2,810,652

Federal income tax cost of investments	$28,253,995

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA REAL ESTATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $26,820,180)	$30,128,956
Repurchase Agreements (Cost $935,691)	935,691
Cash	26,943
Foreign cash (Cost $31,205)	30,565
Dividends, interest and other receivables	115,045
Receivable from Separate Accounts for Trust shares sold	7,681
Due from Custodian	2,011
Security lending income receivable	307
Other assets	319

Total assets	31,247,518

LIABILITIES
Payable on return of securities loaned	935,691
Payable to Separate Accounts for Trust shares redeemed	6,592
Distribution fees payable – Class IB	2,203
Payable for securities purchased	2,011
Administrative fees payable	1,533
Trustees’ fees payable	75
Accrued expenses	66,154

Total liabilities	1,014,259

NET ASSETS	$30,233,259

Net assets were comprised of:
Paid in capital	$27,199,904
Accumulated undistributed net investment income (loss)	294,446
Accumulated undistributed net realized gain (loss) on investments, options written, futures, swaps and foreign currency transactions	(568,798)
Net unrealized appreciation (depreciation) on investments, options written, futures, swaps and foreign currency translations	3,307,707

Net assets	$30,233,259

Class IB
Net asset value, offering and redemption price per share, $11,149,514 / 998,169 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.17

Class K
Net asset value, offering and redemption price per share, $19,083,745 / 1,702,361 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.21

(x)	Includes value of securities on loan of $1,526,993.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends (net of $22,478 foreign withholding tax)	$587,784
Securities lending (net)	508

Total income	588,292

EXPENSES
Investment management fees	71,084
Custodian fees	55,440
Professional fees	25,899
Administrative fees	14,378
Distribution fees – Class IB	12,196
Interest expense	1,709
Printing and mailing expenses	974
Trustees’ fees	341
Miscellaneous	7,534

Gross expenses	189,555
Less: Waiver from investment manager	(83,190)

Net expenses	106,365

NET INVESTMENT INCOME (LOSS)	481,927

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	30,757
Futures	(78,236)
Foreign currency transactions	125,257
Swaps	(416,687)
Options written	(374)

Net realized gain (loss)	(339,283)

Change in unrealized appreciation (depreciation) on:
Investments	2,784,003
Futures	4,051
Foreign currency translations	(85,010)
Options written	(168)
Swaps	(63,990)

Net change in unrealized appreciation (depreciation)	2,638,886

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,299,603

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,781,530

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA REAL ESTATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$481,927	$403,987
Net realized and unrealized gain (loss) on investments, options written, futures, foreign currency transactions and swaps	(339,283)	(169,626)
Net change in unrealized appreciation (depreciation) on investments, options written, futures, foreign currency translations and swaps	2,638,886	(746,828)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,781,530	(512,467)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(55,794)
Class K	—	(115,235)

	—	(171,029)

Distributions from net realized capital gains
Class IB	—	(10,556)
Class K	—	(21,801)

	—	(32,357)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(203,386)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 171,263 and 508,604 shares, respectively ]	1,787,214	5,416,325
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,907 shares, respectively ]	—	66,350
Capital shares repurchased [ (73,011) and (168,939) shares, respectively ]	(768,379)	(1,747,037)

Total Class IB transactions	1,018,835	3,735,638

Class K
Capital shares sold [ 84,702 and 252,441 shares, respectively ]	883,215	2,647,966
Capital shares issued in reinvestment of dividends and distributions [ 0 and 14,243 shares, respectively ]	—	137,036
Capital shares repurchased [ (208,352) and (472,189) shares, respectively ]	(2,224,095)	(5,061,839)

Total Class K transactions	(1,340,880)	(2,276,837)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(322,045)	1,458,801

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,459,485	742,948
NET ASSETS:
Beginning of period	27,773,774	27,030,826

End of period (a)	$30,233,259	$27,773,774

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$294,446	$(187,481)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA REAL ESTATE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,			February 8, 2013* to December 31, 2013
Class IB		2015		2014
Net asset value, beginning of period	$10.17	$10.46		$9.63	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17	0.14		0.16	0.12
Net realized and unrealized gain (loss) on investments, options written, futures, foreign currency transactions and swaps	0.83	(0.36)		1.44	(0.30)

Total from investment operations	1.00	(0.22)		1.60	(0.18)

Less distributions:
Dividends from net investment income	—	(0.06)		(0.65)	(0.09)
Distributions from net realized gains	—	(0.01)		(0.12)	(0.02)
Return of capital	—	—		—	(0.08)

Total dividends and distributions	—	(0.07)		(0.77)	(0.19)

Net asset value, end of period	$11.17	$10.17		$10.46	$9.63

Total return (b)	9.83%	(2.02)%		16.60%	(1.79)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,150	$9,155		$5,787	$1,467
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.91%	1.13	%***	1.12%**	1.10%
Before waivers and reimbursements (a)(f)	1.50%	1.58	%***	2.04%**	2.45%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.27%	1.36%		1.52%	1.40	%(l)
Before waivers and reimbursements (a)(f)	2.69%	0.91%		0.59%	0.05	%(l)
Portfolio turnover rate (z)^	39%	55%		48%	233%

	Six Months Ended June 30, 2016 ( Unaudited)	Year Ended December 31,			February 8, 2013* to December 31, 2013
Class K		2015		2014
Net asset value, beginning of period	$10.20	$10.46		$9.63	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18	0.15		0.19	0.15
Net realized and unrealized gain (loss) on investments, options written, futures, foreign currency transactions and swaps	0.83	(0.34)		1.44	(0.31)

Total from investment operations	1.01	(0.19)		1.63	(0.16)

Less distributions:
Dividends from net investment income	—	(0.06)		(0.68)	(0.11)
Distributions from net realized gains	—	(0.01)		(0.12)	(0.02)
Return of capital	—	—		—	(0.08)

Total dividends and distributions	—	(0.07)		(0.80)	(0.21)

Net asset value, end of period	$11.21	$10.20		$10.46	$9.63

Total return (b)	9.90%	(1.73)%		16.91%	(1.57)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,084	$18,619		$21,244	$18,001
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.66%	0.88	%***	0.87%**	0.85%
Before waivers and reimbursements (a)(f)	1.25%	1.33	%***	1.69%**	2.14%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.45%	1.46%		1.79%	1.67	%(l)
Before waivers and reimbursements (a)(f)	2.86%	1.02%		0.96%	0.38	%(l)
Portfolio turnover rate (z)^	39%	55%		48%	233%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA REAL ESTATE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
**	Includes Interest Expense of 0.02%
***	Includes Interest Expense of 0.03%
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA SMARTBETA EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Consumer Staples	19.6%
Financials	15.9
Industrials	14.3
Health Care	13.8
Consumer Discretionary	10.8
Information Technology	9.7
Utilities	6.8
Materials	3.8
Telecommunication Services	3.0
Repurchase Agreements	2.8
Energy	2.1
Investment Companies	0.0 #
Cash and Other	(2.6)

100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IB
Actual	$1,000.00	$1,045.92	$6.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.65	6.27
Class K
Actual	1,000.00	1,046.86	5.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.89	5.02

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.25% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (10.8%)
Auto Components (0.6%)
Bridgestone Corp. (x)	600	$19,159
Continental AG	120	22,551
Delphi Automotive plc	300	18,780
Magna International, Inc.	300	10,531
Valeo S.A. (x)	270	12,059

		83,080

Automobiles (0.7%)
Bayerische Motoren Werke (BMW) AG	300	21,986
Fuji Heavy Industries Ltd.	400	13,693
General Motors Co.	1,300	36,790
Isuzu Motors Ltd.	500	6,120
Toyota Motor Corp.	300	14,999

		93,588

Distributors (0.2%)
Genuine Parts Co. (x)	300	30,375

Hotels, Restaurants & Leisure (2.5%)
Compass Group plc	2,258	43,041
Las Vegas Sands Corp.	400	17,396
McDonald’s Corp.	1,000	120,340
Oriental Land Co., Ltd. (x)	200	12,899
Sodexo S.A.	200	21,543
Starbucks Corp.	1,100	62,832
Tatts Group Ltd.	2,600	7,439
Whitbread plc	300	14,022
Yum! Brands, Inc.	500	41,460

		340,972

Household Durables (0.4%)
Barratt Developments plc	800	4,381
Newell Brands, Inc.	300	14,571
Persimmon plc	300	5,854
Sekisui House Ltd.	1,000	17,402
Taylor Wimpey plc	3,000	5,360
Techtronic Industries Co., Ltd. (x)	1,500	6,279

		53,847

Leisure Products (0.1%)
Shimano, Inc.	100	15,156

Media (1.7%)
Comcast Corp., Class A	900	58,671
Dentsu, Inc.	200	9,345
Omnicom Group, Inc.	300	24,447
Publicis Groupe S.A.	200	13,550
Singapore Press Holdings Ltd. (x)	3,000	8,857
Sky plc	500	5,675
Thomson Reuters Corp.	900	36,412
Walt Disney Co.	600	58,692
Wolters Kluwer N.V.	400	16,346
WPP plc	400	8,305

		240,300

Multiline Retail (0.5%)
Dollar General Corp.	300	28,200
Dollar Tree, Inc.*	300	28,272
Next plc	280	18,732

		75,204

Specialty Retail (3.1%)
Hennes & Mauritz AB, Class B	1,000	$29,306
Home Depot, Inc.	900	114,921
Industria de Diseno Textil S.A.	1,200	40,017
L Brands, Inc.	300	20,139
Lowe’s Cos., Inc.	700	55,419
Nitori Holdings Co., Ltd.	100	11,998
O’Reilly Automotive, Inc.*	100	27,110
Ross Stores, Inc.	500	28,345
TJX Cos., Inc.	1,100	84,953
Tractor Supply Co.	100	9,118
USS Co., Ltd.	600	9,841

		431,167

Textiles, Apparel & Luxury Goods (1.0%)
Burberry Group plc	800	12,505
Cie Financiere Richemont S.A. (Registered)	200	11,733
Luxottica Group S.p.A.	300	14,618
NIKE, Inc., Class B	900	49,680
Pandora A/S	100	13,575
VF Corp.	500	30,745

		132,856

Total Consumer Discretionary		1,496,545

Consumer Staples (19.6%)
Beverages (4.0%)
Anheuser-Busch InBev S.A./N.V.	400	52,580
Asahi Group Holdings Ltd.	600	19,355
Brown-Forman Corp., Class B	200	19,952
Coca-Cola Co.	3,000	135,990
Constellation Brands, Inc., Class A	100	16,540
Diageo plc	2,400	67,155
Dr. Pepper Snapple Group, Inc.	400	38,652
Heineken N.V.	200	18,481
Monster Beverage Corp.*	200	32,142
PepsiCo, Inc.	1,200	127,128
Pernod-Ricard S.A.	200	22,277

		550,252

Food & Staples Retailing (3.3%)
Alimentation Couche-Tard, Inc., Class B	400	17,177
Costco Wholesale Corp.	600	94,224
CVS Health Corp.	1,100	105,314
Koninklijke Ahold N.V.	700	15,567
Kroger Co.	1,000	36,790
Lawson, Inc. (x)	200	15,856
Metro, Inc.	300	10,452
Seven & i Holdings Co., Ltd.	900	37,574
Sysco Corp.	1,100	55,814
Wal-Mart Stores, Inc.	500	36,510
Wesfarmers Ltd.	700	21,082
Woolworths Ltd.	1,100	17,270

		463,630

Food Products (4.0%)
Ajinomoto Co., Inc.	1,000	23,474
Campbell Soup Co. (x)	300	19,959
ConAgra Foods, Inc.	300	14,343
Danone S.A.	400	28,205

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

General Mills, Inc.	1,000	$71,320
Hershey Co.	300	34,047
Hormel Foods Corp.	600	21,960
J.M. Smucker Co.	200	30,482
Kellogg Co.	400	32,660
Kerry Group plc, Class A	300	26,655
McCormick & Co., Inc. (Non-Voting)	200	21,334
Mead Johnson Nutrition Co.	200	18,150
Meiji Holdings Co., Ltd.	100	10,153
Mondelez International, Inc., Class A	2,100	95,571
Nestle S.A. (Registered)	1,200	92,563
Tyson Foods, Inc., Class A	100	6,679

		547,555

Household Products (3.8%)
Church & Dwight Co., Inc.	300	30,867
Clorox Co.	300	41,517
Colgate-Palmolive Co.	1,300	95,160
Henkel AG & Co. KGaA (Preference) (q)	400	48,640
Kimberly-Clark Corp.	600	82,488
Procter & Gamble Co.	1,700	143,939
Reckitt Benckiser Group plc	700	70,424
Svenska Cellulosa AB S.C.A., Class B	600	19,133

		532,168

Personal Products (1.9%)
Beiersdorf AG	200	18,899
Estee Lauder Cos., Inc., Class A	300	27,306
Kao Corp.	500	28,854
L’Oreal S.A.	240	45,909
Unilever N.V. (CVA)	1,500	69,929
Unilever plc	1,400	67,154

		258,051

Tobacco (2.6%)
Altria Group, Inc.	1,600	110,336
British American Tobacco plc	1,200	78,085
Imperial Brands plc	800	43,428
Japan Tobacco, Inc. (x)	700	28,042
Philip Morris International, Inc.	1,000	101,720

		361,611

Total Consumer Staples		2,713,267

Energy (2.1%)
Oil, Gas & Consumable Fuels (2.1%)
Enbridge, Inc.	400	16,945
Exxon Mobil Corp.	1,700	159,358
Total S.A.	1,200	57,866
TransCanada Corp. (x)	1,300	58,824

Total Energy		292,993

Financials (15.9%)
Banks (6.7%)
Bank of Montreal	1,300	82,461
Bank of Nova Scotia	1,800	88,206
BB&T Corp.	500	17,805

Canadian Imperial Bank of Commerce	900	$67,600
Commonwealth Bank of Australia	500	28,059
Concordia Financial Group Ltd.*	2,000	7,826
DBS Group Holdings Ltd.	1,000	11,782
DNB ASA	1,000	12,090
Hang Seng Bank Ltd.	1,100	18,882
Lloyds Banking Group plc	24,000	17,648
M&T Bank Corp. (x)	300	35,469
Mizuho Financial Group, Inc.	7,900	11,310
National Bank of Canada	600	20,522
Nordea Bank AB	2,000	16,893
Oversea-Chinese Banking Corp., Ltd. (x)	2,000	13,035
PNC Financial Services Group, Inc.	300	24,417
Royal Bank of Canada	1,700	100,451
Sumitomo Mitsui Financial Group, Inc.	500	14,335
Svenska Handelsbanken AB, Class A	1,200	14,516
Toronto-Dominion Bank	2,400	103,063
U.S. Bancorp	2,300	92,759
United Overseas Bank Ltd. (x)	1,000	13,809
Wells Fargo & Co.	2,200	104,126
Westpac Banking Corp.	600	13,324

		930,388

Capital Markets (0.7%)
Ameriprise Financial, Inc.	100	8,985
Brookfield Asset Management, Inc., Class A	1,200	39,698
Macquarie Group Ltd.	100	5,201
T. Rowe Price Group, Inc.	300	21,891
UBS Group AG (Registered)	2,000	25,877

		101,652

Consumer Finance (0.9%)
American Express Co.	900	54,684
Discover Financial Services	500	26,795
Synchrony Financial*	1,400	35,392

		116,871

Diversified Financial Services (1.4%)
ASX Ltd.	200	6,849
Berkshire Hathaway, Inc., Class B*	900	130,311
Moody’s Corp.	200	18,742
S&P Global, Inc.	300	32,178
Singapore Exchange Ltd.	2,000	11,393

		199,473

Insurance (3.8%)
AIA Group Ltd.	3,000	18,078
Allianz SE (Registered)	240	34,193
Allstate Corp.	300	20,985
Aon plc	400	43,692
Arch Capital Group Ltd.*	200	14,400
Baloise Holding AG (Registered)	100	11,152
Chubb Ltd.	100	13,071
Cincinnati Financial Corp. (x)	300	22,467
Hannover Rueck SE	100	10,449
Insurance Australia Group Ltd.	1,900	7,804
Intact Financial Corp.	200	14,287

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Marsh & McLennan Cos., Inc.	900	$61,614
Medibank Pvt Ltd.	2,100	4,632
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	240	40,111
Progressive Corp.	1,100	36,850
Prudential plc	1,200	20,443
Sampo Oyj, Class A	900	36,770
SCOR SE	400	12,050
Suncorp Group Ltd.	800	7,328
Swiss Reinsurance AG	600	52,456
T&D Holdings, Inc.	800	6,754
Tokio Marine Holdings, Inc.	500	16,540
Travelers Cos., Inc.	200	23,808

		529,934

Real Estate Investment Trusts (REITs) (1.9%)
British Land Co. plc (REIT)	800	6,625
CapitaLand Mall Trust (REIT)	4,000	6,351
Dexus Property Group (REIT)	1,500	10,130
GPT Group (REIT)	3,500	14,158
Macerich Co. (REIT)	100	8,539
Public Storage (REIT)	200	51,118
Scentre Group (REIT) (x)	7,200	26,482
Simon Property Group, Inc. (REIT)	400	86,760
Stockland (REIT)	1,900	6,692
Unibail-Rodamco SE (REIT)	100	26,199
Vicinity Centres (REIT)	4,300	10,699
Westfield Corp. (REIT)	1,300	10,358

		264,111

Real Estate Management & Development (0.5%)
Daito Trust Construction Co., Ltd.	100	16,210
Daiwa House Industry Co., Ltd.	1,000	29,180
Swiss Prime Site AG (Registered)*	200	18,088

		63,478

Total Financials		2,205,907

Health Care (13.8%)
Biotechnology (2.0%)
Actelion Ltd. (Registered)*	100	16,780
Amgen, Inc.	400	60,860
Biogen, Inc.*	200	48,364
Celgene Corp.*	500	49,315
CSL Ltd.	200	16,816
Gilead Sciences, Inc.	700	58,394
Shire plc	400	24,632

		275,161

Health Care Equipment & Supplies (3.1%)
Abbott Laboratories	1,100	43,241
Becton Dickinson and Co.	300	50,877
C.R. Bard, Inc.	100	23,516
Coloplast A/S, Class B	200	14,929
Edwards Lifesciences Corp.*	300	29,919
Essilor International S.A.	200	26,619
Hoya Corp. (x)	500	17,802
Medtronic plc	1,100	95,447
Smith & Nephew plc	1,500	25,439
Stryker Corp.	500	59,915

Sysmex Corp. (x)	200	$13,671
Zimmer Biomet Holdings, Inc.	200	24,076

		425,451

Health Care Providers & Services (2.1%)
Aetna, Inc.	100	12,213
Cardinal Health, Inc.	600	46,806
Fresenius SE & Co. KGaA	600	44,211
HCA Holdings, Inc.*	400	30,804
Henry Schein, Inc.*	100	17,680
McKesson Corp.	200	37,330
Ramsay Health Care Ltd.	100	5,377
UnitedHealth Group, Inc.	700	98,840

		293,261

Health Care Technology (0.1%)
M3, Inc.	200	6,927

Life Sciences Tools & Services (0.2%)
Thermo Fisher Scientific, Inc.	100	14,776
Waters Corp.*	100	14,065

		28,841

Pharmaceuticals (6.3%)
AbbVie, Inc.	500	30,955
Astellas Pharma, Inc.	1,900	29,734
AstraZeneca plc	300	17,859
Bristol-Myers Squibb Co.	300	22,065
Eli Lilly & Co.	1,300	102,375
GlaxoSmithKline plc	2,400	51,596
Johnson & Johnson	1,300	157,690
Merck & Co., Inc.	2,100	120,981
Novartis AG (Registered)	600	49,358
Novo Nordisk A/S, Class B	900	48,399
Pfizer, Inc.	3,600	126,756
Roche Holding AG	300	79,209
Sanofi	200	16,812
Zoetis, Inc.	500	23,730

		877,519

Total Health Care		1,907,160

Industrials (14.3%)
Aerospace & Defense (4.1%)
Airbus Group SE	400	23,227
BAE Systems plc	2,000	14,024
Boeing Co.	500	64,935
General Dynamics Corp.	400	55,696
Honeywell International, Inc.	600	69,792
Lockheed Martin Corp.	400	99,268
Northrop Grumman Corp.	300	66,684
Raytheon Co.	400	54,380
Rockwell Collins, Inc.	200	17,028
Rolls-Royce Holdings plc (b)*†	56,800	76
Rolls-Royce Holdings plc	800	7,596
Safran S.A.	200	13,593
Singapore Technologies Engineering Ltd. (x)	3,000	7,082
Thales S.A.	200	16,785
United Technologies Corp.	600	61,530

		571,696

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Air Freight & Logistics (1.0%)
Deutsche Post AG (Registered)	1,600	$44,670
United Parcel Service, Inc., Class B	900	96,948

		141,618

Building Products (0.5%)
Assa Abloy AB, Class B	1,200	24,597
Daikin Industries Ltd.	200	16,663
Geberit AG (Registered)	60	22,665

		63,925

Commercial Services & Supplies (1.0%)
Brambles Ltd.	1,600	14,847
Cintas Corp.	200	19,626
Republic Services, Inc.	500	25,655
Secom Co., Ltd.	300	22,143
Waste Connections, Inc.	100	7,205
Waste Management, Inc.	700	46,389

		135,865

Construction & Engineering (0.3%)
Brookfield Business Partners LP*	24	455
Skanska AB, Class B	800	16,684
Taisei Corp.	1,000	8,155
Vinci S.A.	200	14,244

		39,538

Electrical Equipment (0.6%)
Emerson Electric Co.	600	31,296
Legrand S.A.	300	15,479
Mitsubishi Electric Corp.	1,000	11,857
Nidec Corp.	100	7,548
Rockwell Automation, Inc.	100	11,482

		77,662

Industrial Conglomerates (1.4%)
3M Co.	400	70,048
Danaher Corp.	400	40,400
Keihan Holdings Co., Ltd.	1,000	6,909
Roper Technologies, Inc.	200	34,112
Siemens AG (Registered)	400	40,975

		192,444

Machinery (1.4%)
Atlas Copco AB, Class A	700	18,125
Cummins, Inc.	200	22,488
Deere & Co. (x)	300	24,312
FANUC Corp.	100	16,187
Illinois Tool Works, Inc.	400	41,664
Kone Oyj, Class B	400	18,469
Kubota Corp. (x)	1,000	13,393
Schindler Holding AG	80	14,497
SMC Corp.	100	24,393

		193,528

Marine (0.1%)
Kuehne + Nagel International AG (Registered)	100	13,981

Professional Services (0.8%)
Capita plc	600	7,706
Equifax, Inc.	300	38,520
Experian plc	1,000	18,995

Intertek Group plc	200	$9,339
SGS S.A. (Registered)	7	16,051
Verisk Analytics, Inc.*	300	24,324

		114,935

Road & Rail (2.4%)
Canadian National Railway Co.	1,200	70,860
Canadian Pacific Railway Ltd.	200	25,749
Central Japan Railway Co.	200	35,399
ComfortDelGro Corp., Ltd.	4,000	8,198
DSV A/S	400	16,818
East Japan Railway Co.	300	27,643
Hankyu Hanshin Holdings, Inc.	2,000	14,886
Kintetsu Group Holdings Co., Ltd.	1,000	4,267
Nagoya Railroad Co., Ltd.	1,000	5,610
Odakyu Electric Railway Co., Ltd.	1,000	11,671
Tobu Railway Co., Ltd.	3,000	16,416
Tokyu Corp.	1,000	8,745
Union Pacific Corp.	800	69,800
West Japan Railway Co.	300	18,962

		335,024

Trading Companies & Distributors (0.6%)
Ashtead Group plc	500	7,176
Bunzl plc	600	18,558
Fastenal Co. (x)	300	13,317
ITOCHU Corp.	1,800	21,871
W.W. Grainger, Inc. (x)	100	22,725

		83,647

Transportation Infrastructure (0.1%)
Aena S.A.§	90	11,851

Total Industrials		1,975,714

Information Technology (9.7%)
Communications Equipment (0.5%)
Cisco Systems, Inc.	2,100	60,249
Motorola Solutions, Inc.	200	13,194

		73,443

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	400	22,932
Hexagon AB, Class B	500	18,200
Kyocera Corp.	200	9,482
Murata Manufacturing Co., Ltd.	200	22,436

		73,050

Internet Software & Services (0.2%)
Alphabet, Inc., Class A*	40	28,141
Yahoo! Japan Corp.	900	3,964

		32,105

IT Services (4.3%)
Accenture plc, Class A	500	56,645
Amadeus IT Holding S.A., Class A	400	17,524
Automatic Data Processing, Inc.	900	82,683
Cognizant Technology Solutions Corp., Class A*	600	34,344
Fiserv, Inc.*	400	43,492
Global Payments, Inc.	100	7,138
International Business Machines Corp.	600	91,068

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

MasterCard, Inc., Class A	900	$79,254
Nomura Research Institute Ltd.	110	4,006
Obic Co., Ltd.	100	5,467
Paychex, Inc.	700	41,650
Visa, Inc., Class A	1,700	126,089

		589,360

Semiconductors & Semiconductor Equipment (1.4%)
ARM Holdings plc	1,200	18,175
Broadcom Ltd.	300	46,620
Lam Research Corp. (x)	100	8,406
Linear Technology Corp.	300	13,959
NVIDIA Corp.	400	18,804
QUALCOMM, Inc.	500	26,785
Texas Instruments, Inc.	800	50,120
Xilinx, Inc.	300	13,839

		196,708

Software (2.0%)
Electronic Arts, Inc.*	300	22,728
Intuit, Inc.	400	44,644
Microsoft Corp.	1,600	81,872
Oracle Corp.	1,600	65,488
SAP SE	700	52,323
Synopsys, Inc.*	200	10,816

		277,871

Technology Hardware, Storage & Peripherals (0.8%)
Apple, Inc.	900	86,040
Canon, Inc. (x)	800	22,828

		108,868

Total Information Technology		1,351,405

Materials (3.8%)
Chemicals (3.7%)
Air Liquide S.A.	430	45,064
Air Products and Chemicals, Inc.	100	14,204
Dow Chemical Co.	400	19,884
Ecolab, Inc.	500	59,300
Givaudan S.A. (Registered)	20	40,189
International Flavors & Fragrances, Inc.	100	12,607
Johnson Matthey plc	200	7,571
Kuraray Co., Ltd.	600	7,136
Linde AG	160	22,269
LyondellBasell Industries N.V., Class A	200	14,884
Monsanto Co.	400	41,364
Nitto Denko Corp.	200	12,612
Novozymes A/S, Class B	400	19,276
PPG Industries, Inc.	300	31,245
Praxair, Inc.	600	67,434
Sherwin-Williams Co.	100	29,367
Shin-Etsu Chemical Co., Ltd. (x)	400	23,333
Sika AG	4	16,733
Symrise AG	200	13,628
Toray Industries, Inc.	1,000	8,499

		506,599

Construction Materials (0.0%)
James Hardie Industries plc (CDI)	300	4,595

Containers & Packaging (0.1%)
Amcor Ltd.	1,700	$19,012

Total Materials		530,206

Telecommunication Services (3.0%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	2,700	116,667
BT Group plc	4,000	22,088
Elisa Oyj	300	11,526
Nippon Telegraph & Telephone Corp.	800	37,555
Singapore Telecommunications Ltd. (x)	10,000	30,925
Swisscom AG (Registered)	60	29,805
Telenor ASA	1,000	16,517
Telia Co. AB	4,000	18,870
Telstra Corp., Ltd.	6,200	25,802
Verizon Communications, Inc.	600	33,504

		343,259

Wireless Telecommunication Services (0.5%)
KDDI Corp.	900	27,397
NTT DoCoMo, Inc.	1,500	40,362

		67,759

Total Telecommunication Services		411,018

Utilities (6.8%)
Electric Utilities (3.5%)
American Electric Power Co., Inc.	800	56,072
CLP Holdings Ltd.	2,500	25,559
Duke Energy Corp.	600	51,474
Eversource Energy	600	35,940
NextEra Energy, Inc.	700	91,280
PG&E Corp.	200	12,784
PPL Corp.	700	26,425
Red Electrica Corporacion S.A.	200	17,831
Southern Co.	1,500	80,445
SSE plc	1,500	31,365
Terna Rete Elettrica Nazionale S.p.A. (x)	3,000	16,716
Xcel Energy, Inc.	1,000	44,780

		490,671

Gas Utilities (0.4%)
Hong Kong & China Gas Co., Ltd.	7,700	14,065
Osaka Gas Co., Ltd. (x)	4,000	15,317
Snam S.p.A.	3,000	17,948
Tokyo Gas Co., Ltd. (x)	4,000	16,421

		63,751

Multi-Utilities (2.5%)
AGL Energy Ltd.	900	12,988
Ameren Corp.	200	10,716
CMS Energy Corp.	500	22,930
Consolidated Edison, Inc. (x)	400	32,176
Dominion Resources, Inc.	900	70,137
DTE Energy Co.	400	39,648
National Grid plc	4,200	61,763
SCANA Corp.	200	15,132

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Sempra Energy	500	$57,010
WEC Energy Group, Inc.	300	19,590

		342,090

Water Utilities (0.4%)
American Water Works Co., Inc.	400	33,804
Severn Trent plc	300	9,800
United Utilities Group plc	600	8,355

		51,959

Total Utilities		948,471

Total Common Stocks (99.8%) (Cost $12,410,168)		13,832,686

SHORT-TERM INVESTMENTS:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	3,650	3,650

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.8%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $40,612, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $41,423. (xx)	$40,611	40,611
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $26,804, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $27,340. (xx)	26,804	26,804
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $50,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $51,000. (xx)	50,000	50,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $245,670, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $250,580. (xx)	245,667	245,667
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $10,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16 - 5/15/46; total market value $10,200. (xx)	$10,000	$10,000
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $10,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $10,200. (xx)	10,000	10,000

Total Repurchase Agreements		383,082

Total Short-Term Investments (2.8%) (Cost $386,732)		386,732

Total Investments (102.6%) (Cost $12,796,900)		14,219,418
Other Assets Less Liabilities (-2.6%)		(354,958)

Net Assets (100%)		$13,864,460

*	Non-income producing.
†	Security (totaling $76 or 0.0% of net assets) held at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2016, the market value of these securities amounted to $11,851 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $450,652. This was secured by collateral of $383,082 which was received as cash and subsequently invested in short-term investments currently valued at $383,082, as reported in the Portfolio of Investments, and $92,734 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 7/28/16-5/15/45.

Glossary:

CDI	— Chess Depositary Interest
CVA	— Dutch Certification

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Country Diversification As a Percentage of Total Net Assets
Australia	2.1%
Belgium	0.4
Bermuda	0.1
Canada	5.3
Denmark	0.8
Finland	0.5
France	3.0
Germany	3.0
Hong Kong	0.6
Ireland	1.5
Italy	0.3
Japan	7.3
Netherlands	0.4
Norway	0.2
Singapore	1.1
Spain	0.6
Sweden	1.3
Switzerland	3.8
United Kingdom	6.8
United States	63.5
Cash and Other	(2.6)

100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$1,008,199	$488,346	$—	$1,496,545
Consumer Staples	1,726,523	986,744	—	2,713,267
Energy	235,127	57,866	—	292,993
Financials	1,503,146	702,761	—	2,205,907
Health Care	1,400,990	506,170	—	1,907,160
Industrials	1,226,688	748,950	76	1,975,714
Information Technology	1,177,000	174,405	—	1,351,405
Materials	290,289	239,917	—	530,206
Telecommunication Services	150,171	260,847	—	411,018
Utilities	700,343	248,128	—	948,471
Short-Term Investments
Investment Companies	3,650	—	—	3,650
Repurchase Agreements	—	383,082	—	383,082

Total Assets	$9,422,126	$4,797,216	$76	$14,219,418

Total Liabilities	$—	$—	$—	$—

Total	$9,422,126	$4,797,216	$76	$14,219,418

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets

Citigroup Global Markets Ltd.	$40,611	$—	$40,611	$(40,611)	$—
Deutsche Bank AG	26,804	—	26,804	(26,804)	—
HSBC Securities, Inc.	50,000	—	50,000	(50,000)	—
Merrill Lynch PFS, Inc.	245,667	—	245,667	(245,667)	—
Nomura Securities Co., Ltd.	10,000	—	10,000	(10,000)	—
RBS Securities, Inc.	10,000	—	10,000	(10,000)	—

Total	$383,082	$—	$383,082	$(383,082)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,004,654
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,588,404

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,903,196
Aggregate gross unrealized depreciation	(483,350)

Net unrealized appreciation	$1,419,846

Federal income tax cost of investments	$12,799,572

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $12,413,818)	$13,836,336
Repurchase Agreements (Cost $383,082)	383,082
Cash	17,099
Foreign cash (Cost $13,893)	13,659
Dividends, interest and other receivables	33,561
Receivable from Separate Accounts for Trust shares sold	1,043
Security lending income receivable	181
Other assets	149

Total assets	14,285,110

LIABILITIES
Payable on return of securities loaned	383,082
Investment management fees payable	3,663
Distribution fees payable – Class IB	1,387
Administrative fees payable	1,138
Payable to Separate Accounts for Trust shares redeemed	395
Trustees’ fees payable	36
Accrued expenses	30,949

Total liabilities	420,650

NET ASSETS	$13,864,460

Net assets were comprised of:
Paid in capital	$12,444,349
Accumulated undistributed net investment income (loss)	125,331
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(126,995)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	1,421,775

Net assets	$13,864,460

Class IB
Net asset value, offering and redemption price per share, $6,880,096 / 616,539 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.16

Class K
Net asset value, offering and redemption price per share, $6,984,364 / 625,191 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.17

(x)	Includes value of securities on loan of $450,652.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends (net of $11,474 foreign withholding tax)	$198,733
Interest	22
Securities lending (net)	358

Total income	199,113

EXPENSES
Investment management fees	45,895
Professional fees	22,761
Custodian fees	11,437
Distribution fees – Class IB	8,005
Administrative fees	6,631
Printing and mailing expenses	451
Trustees’ fees	159
Miscellaneous	5,040

Gross expenses	100,379
Less: Waiver from investment manager	(26,796)

Net expenses	73,583

NET INVESTMENT INCOME (LOSS)	125,530

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(94,280)
Foreign currency transactions	(2,957)

Net realized gain (loss)	(97,237)

Change in unrealized appreciation (depreciation) on:
Investments	586,858
Foreign currency translations	1,763

Net change in unrealized appreciation (depreciation)	588,621

NET REALIZED AND UNREALIZED GAIN (LOSS)	491,384

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$616,914

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$125,530	$177,503
Net realized gain (loss) on investments and foreign currency transactions	(97,237)	(8,190)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	588,621	(21,796)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	616,914	147,517

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(75,550)
Class K	—	(96,716)

	—	(172,266)

Distributions from net realized capital gains
Class IB	—	(9,618)
Class K	—	(10,146)

	—	(19,764)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(192,030)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 24,149 and 52,725 shares, respectively ]	259,726	572,452
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,104 shares, respectively ]	—	85,168
Capital shares repurchased [ (2,394) and (12,054) shares, respectively ]	(25,928)	(127,909)

Total Class IB transactions	233,798	529,711

Class K
Capital shares sold [ 14,635 and 39,936 shares, respectively ]	156,737	433,893
Capital shares issued in reinvestment of dividends and distributions [ 0 and 10,171 shares, respectively ]	—	106,862
Capital shares repurchased [ (18,269) and (51,604) shares, respectively ]	(199,545)	(555,985)

Total Class K transactions	(42,808)	(15,230)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	190,990	514,481

TOTAL INCREASE (DECREASE) IN NET ASSETS	807,904	469,968
NET ASSETS:
Beginning of period	13,056,556	12,586,588

End of period (a)	$13,864,460	$13,056,556

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$125,331	$(199)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,		October 28, 2013* to December 31, 2013
Class IB			2015	2014
Net asset value, beginning of period	$10.67		$10.70	$10.22	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	##	0.14	0.16	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.40		(0.02)	0.58	0.26

Total from investment operations	0.49		0.12	0.74	0.28

Less distributions:
Dividends from net investment income	—		(0.13)	(0.18)	(0.02)
Distributions from net realized gains	—		(0.02)	(0.08)	—
Return of capital	—		—	—	(0.04)

Total dividends and distributions	—		(0.15)	(0.26)	(0.06)

Net asset value, end of period	$11.16		$10.67	$10.70	$10.22

Total return (b)	4.59%		1.10%	7.26%	2.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,880		$6,347	$5,842	$5,141
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.25%		1.25%	1.25%	1.25%
Before waivers and reimbursements (a)(f)	1.66%		1.92%	2.24%	2.41%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.79	%(aa)	1.24%	1.52%	1.03	%(l)
Before waivers and reimbursements (a)(f)	1.38	%(aa)	0.58%	0.52%	(0.13	)%(l)
Portfolio turnover rate (z)^	12%		28%	27%	5%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,		October 28, 2013* to December 31, 2013
Class K			2015	2014
Net asset value, beginning of period	$10.67		$10.70	$10.22	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	##	0.16	0.19	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.39		(0.01)	0.58	0.26

Total from investment operations	0.50		0.15	0.77	0.28

Less distributions:
Dividends from net investment income	—		(0.16)	(0.21)	(0.02)
Distributions from net realized gains	—		(0.02)	(0.08)	—
Return of capital	—		—	—	(0.04)

Total dividends and distributions	—		(0.18)	(0.29)	(0.06)

Net asset value, end of period	$11.17		$10.67	$10.70	$10.22

Total return (b)	4.69%		1.36%	7.53%	2.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,984		$6,709	$6,744	$5,801
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00%		1.00%	1.00%	1.00%
Before waivers and reimbursements (a)(f)	1.41%		1.65%	1.99%	2.16%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.04	%(bb)	1.50%	1.76%	1.28	%(l)
Before waivers and reimbursements (a)(f)	1.63	%(bb)	0.84%	0.76%	0.10	%(l)
Portfolio turnover rate (z)^	12%		28%	27%	5%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
##	Includes income resulting from special dividend. Without this dividend, the per share income amounts would be $0.06 and $0.08 for Class IB and K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 1.18% for income after waivers and reimbursements and 0.77% before waivers and reimbursements.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 1.43% for income after waivers and reimbursements and 1.02% before waivers and reimbursements.

See Notes to Financial Statements.

AXA/AB DYNAMIC GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Financials	10.5%
Information Technology	8.7
Exchange Traded Funds	8.4
Health Care	8.0
Repurchase Agreements	7.6
Consumer Discretionary	7.1
Consumer Staples	6.8
Industrials	6.6
Energy	3.9
Materials	2.4
Utilities	2.2
Telecommunication Services	2.2
Cash and Other	25.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while Class K shares of the Portfolio ceased operations on February 21, 2016, the ‘hypothetical expenses paid during the period’ with respect to Class K shares reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IB
Actual	$1,000.00	$1,001.04	$5.67
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.20	5.72
Class K†
Actual	1,000.00	949.00	1.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.44	4.46

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.14% and 0.89%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 for Class IB and the hypothetical example (to reflect the one-half year period) and multiplied by 52/366 for Class K (to reflect the actual number of days the Class was in operation in the period).

†   Class K ceased operations after the close of business on February 21, 2016.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (7.1%)
Auto Components (0.4%)
Aisin Seiki Co., Ltd.	800	$32,473
BorgWarner, Inc.	1,200	35,424
Bridgestone Corp. (x)	2,800	89,410
Cie Generale des Etablissements Michelin	773	73,230
Continental AG	467	87,762
Delphi Automotive plc	1,500	93,900
Denso Corp.	2,100	73,775
GKN plc	7,282	26,211
Goodyear Tire & Rubber Co.	1,500	38,490
Johnson Controls, Inc.	3,500	154,910
Koito Manufacturing Co., Ltd.	1,000	45,766
NGK Spark Plug Co., Ltd.	1,000	15,047
NHK Spring Co., Ltd.	1,000	8,070
NOK Corp.	400	6,761
Nokian Renkaat Oyj	486	17,360
Schaeffler AG (Preference) (q)	705	9,346
Stanley Electric Co., Ltd.	600	12,742
Sumitomo Electric Industries Ltd.	3,200	42,120
Sumitomo Rubber Industries Ltd. (x)	700	9,322
Toyoda Gosei Co., Ltd.	300	5,332
Toyota Industries Corp.	700	27,684
Valeo S.A.	1,007	44,975
Yokohama Rubber Co., Ltd. (x)	1,000	12,467

		962,577

Automobiles (0.9%)
Bayerische Motoren Werke (BMW) AG	1,407	103,118
Bayerische Motoren Werke (BMW) AG (Preference) (q)	232	14,707
Daihatsu Motor Co., Ltd.	1,000	12,988
Daimler AG (Registered)	4,091	243,970
Ferrari N.V.	522	21,279
Fiat Chrysler Automobiles N.V.	3,821	23,587
Ford Motor Co.	21,200	266,484
Fuji Heavy Industries Ltd.	2,000	68,464
General Motors Co.	7,700	217,910
Harley-Davidson, Inc.	1,000	45,300
Honda Motor Co., Ltd.	6,900	174,217
Isuzu Motors Ltd.	2,000	24,479
Mazda Motor Corp.	2,000	26,787
Mitsubishi Motors Corp.	3,000	13,630
Nissan Motor Co., Ltd. (x)	10,600	95,517
Peugeot S.A.*	2,061	25,104
Porsche Automobil Holding SE (Preference) (q)	651	29,992
Renault S.A.	817	62,254
Suzuki Motor Corp.	1,500	40,482
Toyota Motor Corp.	11,300	564,964
Volkswagen AG	138	18,542
Volkswagen AG (Preference) (q)	788	94,705
Yamaha Motor Co., Ltd.	1,200	18,172

		2,206,652

Distributors (0.0%)
Genuine Parts Co.	800	81,000

Jardine Cycle & Carriage Ltd. (x)	1,000	$27,438
LKQ Corp.*	1,700	53,890

		162,328

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	300	7,010
H&R Block, Inc.	1,300	29,900

		36,910

Hotels, Restaurants & Leisure (0.9%)
Accor S.A.	750	29,077
Aristocrat Leisure Ltd.	2,301	23,776
Carnival Corp.	2,500	110,500
Carnival plc	805	35,739
Chipotle Mexican Grill, Inc.*	200	80,552
Compass Group plc	6,986	133,164
Crown Resorts Ltd.	1,547	14,637
Darden Restaurants, Inc.	600	38,004
Domino’s Pizza Enterprises Ltd.	261	13,343
Flight Centre Travel Group Ltd. (x)	236	5,599
Galaxy Entertainment Group Ltd.	9,957	29,667
Genting Singapore plc	26,000	14,190
InterContinental Hotels Group plc	794	29,504
Marriott International, Inc., Class A (x)	1,000	66,460
McDonald’s Corp.	4,900	589,666
McDonald’s Holdings Co. Japan Ltd.	300	8,141
Melco Crown Entertainment Ltd. (ADR)	808	10,165
Merlin Entertainments plc§	3,015	17,907
MGM China Holdings Ltd.	4,036	5,252
Oriental Land Co., Ltd. (x)	900	58,042
Paddy Power Betfair plc	338	35,551
Royal Caribbean Cruises Ltd.	900	60,435
Sands China Ltd.	10,285	34,821
Shangri-La Asia Ltd.	6,000	6,050
SJM Holdings Ltd.	8,412	5,154
Sodexo S.A.	401	43,194
Starbucks Corp.	8,100	462,672
Starwood Hotels & Resorts Worldwide, Inc.	900	66,555
Tabcorp Holdings Ltd.	3,533	12,080
Tatts Group Ltd.	6,222	17,803
TUI AG	2,119	24,057
Whitbread plc (x)	775	36,223
William Hill plc	3,758	13,016
Wyndham Worldwide Corp.	600	42,738
Wynn Macau Ltd.	6,622	9,614
Wynn Resorts Ltd.	400	36,256
Yum! Brands, Inc.	2,200	182,424

		2,402,028

Household Durables (0.4%)
Barratt Developments plc	4,258	23,318
Berkeley Group Holdings plc	552	18,791
Casio Computer Co., Ltd. (x)	1,000	14,290
D.R. Horton, Inc.	1,800	56,664
Electrolux AB	1,022	27,758
Garmin Ltd.	600	25,452

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Harman International Industries, Inc.	400	$28,728
Husqvarna AB, Class B	1,769	13,123
Iida Group Holdings Co., Ltd.	625	12,730
Leggett & Platt, Inc.	700	35,777
Lennar Corp., Class A	1,000	46,100
Mohawk Industries, Inc.*	300	56,928
Newell Brands, Inc.	2,500	121,425
Nikon Corp.	1,400	18,918
Panasonic Corp.	9,400	81,334
Persimmon plc	1,307	25,505
PulteGroup, Inc.	1,700	33,133
Rinnai Corp.	100	8,800
Sekisui Chemical Co., Ltd.	2,000	24,515
Sekisui House Ltd.	3,000	52,205
Sony Corp.	5,400	158,037
Taylor Wimpey plc	13,848	24,742
Techtronic Industries Co., Ltd. (x)	5,843	24,460
Whirlpool Corp.	400	66,656

		999,389

Internet & Catalog Retail (0.9%)
Amazon.com, Inc.*	2,100	1,502,802
Expedia, Inc.	600	63,780
Netflix, Inc.*	2,300	210,404
Priceline Group, Inc.*	272	339,567
Rakuten, Inc. (x)	3,951	42,614
Start Today Co., Ltd.	251	13,337
TripAdvisor, Inc.*	600	38,580
Zalando SE*§	367	9,716

		2,220,800

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	800	20,556
Hasbro, Inc.	600	50,394
Mattel, Inc.	1,900	59,451
Sankyo Co., Ltd.	200	7,456
Sega Sammy Holdings, Inc.	800	8,589
Shimano, Inc.	300	45,467
Yamaha Corp.	700	18,813

		210,726

Media (1.4%)
Altice N.V., Class A (x)*	1,570	23,610
Altice N.V., Class B*	464	7,008
Axel Springer SE	183	9,590
CBS Corp. (Non-Voting), Class B	2,300	125,212
Comcast Corp., Class A	13,300	867,027
Dentsu, Inc.	900	42,050
Discovery Communications, Inc., Class A*	800	20,184
Discovery Communications, Inc., Class C*	1,300	31,005
Eutelsat Communications S.A.	742	14,142
Hakuhodo DY Holdings, Inc.	910	10,853
Interpublic Group of Cos., Inc.	2,200	50,820
ITV plc	15,418	37,244
J.C. Decaux S.A.	316	10,723
Lagardere S.C.A.	501	10,996
News Corp., Class A	2,100	23,835
News Corp., Class B	600	7,002
Omnicom Group, Inc.	1,300	105,937

Pearson plc	3,491	$45,530
ProSiebenSat.1 Media SE*	930	40,609
Publicis Groupe S.A.	804	54,470
REA Group Ltd.	224	9,973
RELX N.V.	4,227	73,767
RELX plc	4,704	86,674
RTL Group S.A.	164	13,376
Schibsted ASA	379	10,849
Schibsted ASA, Class A	321	9,579
Scripps Networks Interactive, Inc., Class A	500	31,135
SES S.A. (FDR)	1,548	33,438
Singapore Press Holdings Ltd. (x)	7,000	20,667
Sky plc	4,387	49,794
TEGNA, Inc.	1,200	27,804
Telenet Group Holding N.V.*	224	10,224
Time Warner, Inc.	4,300	316,222
Toho Co., Ltd.	500	13,773
Twenty-First Century Fox, Inc., Class A	6,100	165,005
Twenty-First Century Fox, Inc., Class B	2,300	62,675
Viacom, Inc., Class B	1,900	78,793
Walt Disney Co.	8,200	802,124
Wolters Kluwer N.V.	1,283	52,430
WPP plc	5,501	114,216

		3,520,365

Multiline Retail (0.3%)
Dollar General Corp.	1,600	150,400
Dollar Tree, Inc.*	1,300	122,512
Don Quijote Holdings Co., Ltd.	500	18,473
Harvey Norman Holdings Ltd.	2,361	8,186
Isetan Mitsukoshi Holdings Ltd.	1,400	12,417
J. Front Retailing Co., Ltd.	1,000	10,327
Kohl’s Corp.	1,000	37,920
Macy’s, Inc.	1,700	57,137
Marks & Spencer Group plc (x)	6,892	29,304
Marui Group Co., Ltd. (x)	900	12,077
Next plc	608	40,676
Nordstrom, Inc. (x)	700	26,635
Ryohin Keikaku Co., Ltd.	100	24,262
Takashimaya Co., Ltd.	1,000	7,139
Target Corp.	3,300	230,406

		787,871

Specialty Retail (1.2%)
ABC-Mart, Inc.	100	6,655
Advance Auto Parts, Inc.	400	64,652
AutoNation, Inc.*	400	18,792
AutoZone, Inc.*	163	129,396
Bed Bath & Beyond, Inc.	900	38,898
Best Buy Co., Inc.	1,500	45,900
CarMax, Inc.*	1,100	53,933
Dixons Carphone plc	4,158	18,051
Dufry AG (Registered)*	195	23,404
Fast Retailing Co., Ltd.	200	53,620
Foot Locker, Inc.	700	38,402
Gap, Inc.	1,200	25,464
Hennes & Mauritz AB, Class B	4,034	118,219
Hikari Tsushin, Inc.	100	8,358
Home Depot, Inc.	6,900	881,061

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Industria de Diseno Textil S.A.	4,635	$154,565
Kingfisher plc	9,691	41,831
L Brands, Inc.	1,400	93,982
Lowe’s Cos., Inc.	5,000	395,850
Nitori Holdings Co., Ltd.	350	41,994
O’Reilly Automotive, Inc.*	500	135,550
Ross Stores, Inc.	2,200	124,718
Shimamura Co., Ltd.	100	14,762
Signet Jewelers Ltd.	400	32,964
Staples, Inc.	3,500	30,170
Tiffany & Co.	600	36,384
TJX Cos., Inc.	3,600	278,028
Tractor Supply Co.	700	63,826
Ulta Salon Cosmetics & Fragrance, Inc.*	300	73,092
Urban Outfitters, Inc.*	500	13,750
USS Co., Ltd.	930	15,253
Yamada Denki Co., Ltd.	2,670	14,031

		3,085,555

Textiles, Apparel & Luxury Goods (0.6%)
adidas AG	800	114,084
Asics Corp.	1,000	16,786
Burberry Group plc	1,891	29,560
Christian Dior SE	232	37,583
Cie Financiere Richemont S.A. (Registered)	2,218	130,119
Coach, Inc.	1,500	61,110
Hanesbrands, Inc.	2,100	52,773
Hermes International	112	42,209
Hugo Boss AG	284	16,045
Kering	322	52,514
Li & Fung Ltd. (x)	24,000	11,685
Luxottica Group S.p.A.	719	35,033
LVMH Moet Hennessy Louis Vuitton SE	1,185	179,429
Michael Kors Holdings Ltd.*	1,000	49,480
NIKE, Inc., Class B	7,400	408,480
Pandora A/S	494	67,058
PVH Corp.	400	37,692
Ralph Lauren Corp.	300	26,886
Swatch Group AG (x)	131	38,082
Swatch Group AG (Registered)	211	12,103
Under Armour, Inc., Class A (x)*	1,000	40,130
Under Armour, Inc., Class C*	1,007	36,658
VF Corp.	1,800	110,682
Yue Yuen Industrial Holdings Ltd.	3,000	11,890

		1,618,071

Total Consumer Discretionary		18,213,272

Consumer Staples (6.8%)
Beverages (1.5%)
Anheuser-Busch InBev S.A./N.V.	3,416	449,032
Asahi Group Holdings Ltd.	1,600	51,614
Brown-Forman Corp., Class B	500	49,880
Carlsberg A/S, Class B	454	43,085
Coca-Cola Amatil Ltd.	2,433	15,015
Coca-Cola Co.	21,200	960,996
Coca-Cola European Partners plc	909	32,573
Coca-Cola HBC AG*	768	15,490

Constellation Brands, Inc., Class A	1,000	$165,400
Diageo plc	10,692	299,175
Dr. Pepper Snapple Group, Inc.	1,000	96,630
Heineken Holding N.V.	428	34,962
Heineken N.V.	979	90,462
Kirin Holdings Co., Ltd.	3,000	50,424
Molson Coors Brewing Co., Class B	1,000	101,130
Monster Beverage Corp.*	800	128,568
PepsiCo, Inc.	7,900	836,926
Pernod-Ricard S.A.	902	100,471
Remy Cointreau S.A.	93	8,013
SABMiller plc	4,132	240,883
Suntory Beverage & Food Ltd.	591	26,595
Treasury Wine Estates Ltd.	3,136	21,693

		3,819,017

Food & Staples Retailing (1.3%)
Aeon Co., Ltd.	2,800	43,379
Carrefour S.A.	2,353	58,213
Casino Guichard Perrachon S.A.	240	13,411
Colruyt S.A.	286	15,785
Costco Wholesale Corp.	2,400	376,896
CVS Health Corp.	6,000	574,440
Delhaize Group S.A.	443	46,809
Distribuidora Internacional de Alimentacion S.A.	2,645	15,536
FamilyMart Co., Ltd. (x)	200	12,149
ICA Gruppen AB	342	11,428
J Sainsbury plc (x)	5,722	17,745
Jeronimo Martins SGPS S.A.	1,069	16,842
Koninklijke Ahold N.V.	3,545	78,834
Kroger Co.	5,300	194,987
Lawson, Inc. (x)	300	23,783
Metro AG	757	23,157
Seven & i Holdings Co., Ltd.	3,200	133,598
Sundrug Co., Ltd.	200	18,595
Sysco Corp.	2,900	147,146
Tesco plc*	34,589	80,921
Tsuruha Holdings, Inc.	100	12,011
Walgreens Boots Alliance, Inc.	4,700	391,369
Wal-Mart Stores, Inc.	8,500	620,670
Wesfarmers Ltd.	4,785	144,115
Whole Foods Market, Inc. (x)	1,800	57,636
Wm Morrison Supermarkets plc (x)	9,425	23,642
Woolworths Ltd.	5,400	84,780

		3,237,877

Food Products (1.5%)
Ajinomoto Co., Inc.	2,000	46,949
Archer-Daniels-Midland Co.	3,200	137,248
Aryzta AG*	371	13,633
Associated British Foods plc	1,514	54,895
Barry Callebaut AG (Registered)*	9	11,054
Calbee, Inc. (x)	341	14,156
Campbell Soup Co.	1,000	66,530
Chocoladefabriken Lindt & Spruengli AG	4	23,793
Chocoladefabriken Lindt & Sprungli AG (Registered)	1	71,364
ConAgra Foods, Inc.	2,400	114,744
Danone S.A.	2,504	176,564

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

General Mills, Inc.	3,200	$228,224
Golden Agri-Resources Ltd.	30,000	7,866
Hershey Co.	800	90,792
Hormel Foods Corp.	1,500	54,900
J.M. Smucker Co.	700	106,687
Kellogg Co.	1,400	114,310
Kerry Group plc, Class A	673	60,255
Kikkoman Corp. (x)	1,000	36,594
Kraft Heinz Co.	3,200	283,136
Marine Harvest ASA*	1,625	27,334
McCormick & Co., Inc. (Non-Voting)	600	64,002
Mead Johnson Nutrition Co.	1,000	90,750
Meiji Holdings Co., Ltd.	500	50,765
Mondelez International, Inc., Class A	8,500	386,835
Nestle S.A. (Registered)	13,547	1,044,957
NH Foods Ltd.	1,000	24,296
Nisshin Seifun Group, Inc.	1,000	15,985
Nissin Foods Holdings Co., Ltd.	200	10,889
Orkla ASA	3,463	30,674
Tate & Lyle plc	1,982	17,673
Toyo Suisan Kaisha Ltd.	1,000	40,401
Tyson Foods, Inc., Class A	1,600	106,864
WH Group Ltd.§	24,895	19,698
Wilmar International Ltd. (x)	8,000	19,490
Yakult Honsha Co., Ltd. (x)	400	20,590
Yamazaki Baking Co., Ltd.	1,000	27,732

		3,712,629

Household Products (1.0%)
Church & Dwight Co., Inc.	700	72,023
Clorox Co.	700	96,873
Colgate-Palmolive Co.	4,900	358,680
Henkel AG & Co. KGaA	441	47,388
Henkel AG & Co. KGaA (Preference) (q)	757	92,051
Kimberly-Clark Corp.	2,000	274,960
Procter & Gamble Co.	14,500	1,227,715
Reckitt Benckiser Group plc	2,701	271,736
Svenska Cellulosa AB S.C.A., Class B	2,574	82,082
Unicharm Corp.	1,700	37,868

		2,561,376

Personal Products (0.4%)
Beiersdorf AG	428	40,444
Estee Lauder Cos., Inc., Class A	1,200	109,224
Kao Corp.	2,100	121,189
Kose Corp.	100	8,392
L’Oreal S.A.	1,076	205,824
Pola Orbis Holdings, Inc.	97	9,033
Shiseido Co., Ltd.	1,600	41,254
Unilever N.V. (CVA)	6,921	322,650
Unilever plc	5,453	261,565

		1,119,575

Tobacco (1.1%)
Altria Group, Inc.	10,700	737,872
British American Tobacco plc	7,921	515,423
Imperial Brands plc	4,073	221,102
Japan Tobacco, Inc. (x)	4,674	187,243

Philip Morris International, Inc.	8,400	$854,448
Reynolds American, Inc.	4,500	242,685
Swedish Match AB	835	29,018

		2,787,791

Total Consumer Staples		17,238,265

Energy (3.9%)
Energy Equipment & Services (0.5%)
Baker Hughes, Inc.	2,400	108,312
Diamond Offshore Drilling, Inc.	400	9,732
FMC Technologies, Inc.*	1,200	32,004
Halliburton Co.	4,700	212,863
Helmerich & Payne, Inc.	600	40,278
National Oilwell Varco, Inc.	2,000	67,300
Petrofac Ltd.	1,102	11,453
Saipem S.p.A.*	25,875	10,441
Schlumberger Ltd.	7,600	601,008
Technip S.A.	455	24,746
Tenaris S.A.	2,006	29,010
Transocean Ltd. (x)	1,900	22,591

		1,169,738

Oil, Gas & Consumable Fuels (3.4%)
Anadarko Petroleum Corp.	2,800	149,100
Apache Corp.	2,100	116,907
BP plc	78,542	458,633
Cabot Oil & Gas Corp.	2,500	64,350
Caltex Australia Ltd.	1,147	27,403
Chesapeake Energy Corp.*	2,800	11,984
Chevron Corp.	10,300	1,079,749
Cimarex Energy Co.	500	59,660
Columbia Pipeline Group, Inc.	2,200	56,078
Concho Resources, Inc.*	700	83,489
ConocoPhillips Co.	6,700	292,120
Devon Energy Corp.	2,800	101,500
Eni S.p.A.	10,809	174,508
EOG Resources, Inc.	3,000	250,260
EQT Corp.	900	69,687
Exxon Mobil Corp.	22,600	2,118,524
Galp Energia SGPS S.A.	1,966	27,303
Hess Corp.	1,400	84,140
Idemitsu Kosan Co., Ltd.	400	8,625
Inpex Corp.	4,038	31,503
JX Holdings, Inc.	9,000	34,973
Kinder Morgan, Inc.	10,000	187,200
Koninklijke Vopak N.V.	299	14,976
Lundin Petroleum AB*	793	14,337
Marathon Oil Corp.	4,600	69,046
Marathon Petroleum Corp.	2,900	110,084
Murphy Oil Corp. (x)	900	28,575
Neste Oyj	545	19,527
Newfield Exploration Co.*	1,100	48,598
Noble Energy, Inc.	2,300	82,501
Occidental Petroleum Corp.	4,200	317,352
Oil Search Ltd.	5,823	29,282
OMV AG	626	17,537
ONEOK, Inc.	1,100	52,195
Origin Energy Ltd.	7,435	32,475
Phillips 66	2,600	206,284
Pioneer Natural Resources Co.	900	136,089
Range Resources Corp.	900	38,826

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Repsol S.A.	4,594	$58,280
Royal Dutch Shell plc, Class A	17,886	488,349
Royal Dutch Shell plc, Class B	15,914	437,623
Santos Ltd.	6,754	23,832
Showa Shell Sekiyu KK	800	7,433
Southwestern Energy Co.*	2,100	26,418
Spectra Energy Corp.	3,700	135,531
Statoil ASA	4,742	82,110
Tesoro Corp.	600	44,952
TonenGeneral Sekiyu KK	1,000	9,080
Total S.A.	9,384	452,512
Valero Energy Corp.	2,600	132,600
Williams Cos., Inc.	3,700	80,031
Woodside Petroleum Ltd.	3,150	63,851

		8,747,982

Total Energy		9,917,720

Financials (10.5%)
Banks (4.1%)
ABN AMRO Group N.V. (CVA)§	1,046	17,348
Aozora Bank Ltd. (x)	5,000	17,276
Australia & New Zealand Banking Group Ltd.	12,450	227,001
Banco Bilbao Vizcaya Argentaria S.A.	27,786	159,230
Banco de Sabadell S.A.	23,161	30,946
Banco Popular Espanol S.A.	14,697	19,150
Banco Santander S.A.	61,534	239,577
Bank of America Corp.	56,300	747,101
Bank of East Asia Ltd. (x)	5,200	20,208
Bank of Ireland*	120,176	24,994
Bank of Kyoto Ltd.	1,000	6,105
Bank of Queensland Ltd.	1,720	13,702
Bankia S.A.	20,666	15,105
Bankinter S.A.	2,992	19,244
Barclays plc	71,779	136,654
BB&T Corp.	4,400	156,684
Bendigo & Adelaide Bank Ltd.	2,082	15,101
BNP Paribas S.A.	4,519	203,165
BOC Hong Kong Holdings Ltd.	16,000	48,263
CaixaBank S.A.	11,659	25,664
Chiba Bank Ltd. (x)	3,000	14,150
Chugoku Bank Ltd.	1,000	10,170
Citigroup, Inc.	16,100	682,479
Citizens Financial Group, Inc.	2,900	57,942
Comerica, Inc.	1,000	41,130
Commerzbank AG	4,638	30,082
Commonwealth Bank of Australia	7,273	408,145
Concordia Financial Group Ltd.*	5,223	20,438
Credit Agricole S.A.	4,583	38,820
Danske Bank A/S	3,033	80,371
DBS Group Holdings Ltd. (x)	8,000	94,257
DNB ASA	4,228	51,117
Erste Group Bank AG	1,224	27,991
Fifth Third Bancorp	4,300	75,637
Fukuoka Financial Group, Inc.	4,000	13,156
Hachijuni Bank Ltd.	2,000	8,687
Hang Seng Bank Ltd. (x)	3,300	56,646
Hiroshima Bank Ltd.	2,000	6,659
HSBC Holdings plc	83,792	523,453

Huntington Bancshares, Inc./Ohio	4,300	$38,442
ING Groep N.V. (CVA)	16,520	171,706
Intesa Sanpaolo S.p.A.	54,291	104,137
Intesa Sanpaolo S.p.A. (RNC)	4,370	7,805
Iyo Bank Ltd.	1,000	6,100
Japan Post Bank Co., Ltd.	1,802	21,116
Joyo Bank Ltd.	3,000	11,183
JPMorgan Chase & Co.	20,000	1,242,800
KBC Group N.V.*	1,082	53,045
KeyCorp	4,600	50,830
Kyushu Financial Group, Inc. (x)	1,666	8,261
Lloyds Banking Group plc	273,872	201,386
M&T Bank Corp.	900	106,407
Mitsubishi UFJ Financial Group, Inc.	54,400	242,479
Mizuho Financial Group, Inc.	101,100	144,743
National Australia Bank Ltd.	11,258	216,270
Natixis S.A.	4,188	16,085
Nordea Bank AB	13,004	109,840
Oversea-Chinese Banking Corp., Ltd.	13,000	84,724
People’s United Financial, Inc.	1,700	24,922
PNC Financial Services Group, Inc.	2,700	219,753
Raiffeisen Bank International AG*	571	7,187
Regions Financial Corp.	7,000	59,570
Resona Holdings, Inc.	9,600	34,970
Royal Bank of Scotland Group plc (x)*	15,096	35,553
Seven Bank Ltd.	2,797	8,636
Shinsei Bank Ltd.	8,000	11,546
Shizuoka Bank Ltd. (x)	2,000	14,053
Skandinaviska Enskilda Banken AB, Class A	6,555	56,967
Societe Generale S.A.	3,278	103,594
Standard Chartered plc	14,053	106,893
Sumitomo Mitsui Financial Group, Inc.	5,700	163,421
Sumitomo Mitsui Trust Holdings, Inc.	14,000	45,308
SunTrust Banks, Inc./Georgia	2,800	115,024
Suruga Bank Ltd.	1,000	22,581
Svenska Handelsbanken AB, Class A	6,438	77,876
Swedbank AB, Class A	3,891	81,390
U.S. Bancorp	8,900	358,937
UniCredit S.p.A.	21,863	48,804
Unione di Banche Italiane S.p.A.	4,101	11,502
United Overseas Bank Ltd. (x)	6,000	82,853
Wells Fargo & Co.	25,200	1,192,716
Westpac Banking Corp.	14,217	315,717
Yamaguchi Financial Group, Inc. (x)	1,000	9,415
Zions Bancorp	1,100	27,643

		10,458,038

Capital Markets (1.0%)
3i Group plc	4,254	31,661
Aberdeen Asset Management plc	4,169	16,111
Affiliated Managers Group, Inc.*	300	42,231
Ameriprise Financial, Inc.	900	80,865

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Bank of New York Mellon Corp.	5,900	$229,215
BlackRock, Inc.	700	239,771
Charles Schwab Corp.	6,500	164,515
Credit Suisse Group AG (Registered)*	7,972	84,953
Daiwa Securities Group, Inc.	7,000	36,793
Deutsche Bank AG (Registered)*	5,916	80,498
E*TRADE Financial Corp.*	1,500	35,235
Franklin Resources, Inc.	2,000	66,740
Goldman Sachs Group, Inc.	2,100	312,018
Hargreaves Lansdown plc	1,159	19,287
ICAP plc	2,514	14,131
Invesco Ltd.	2,300	58,742
Investec plc	2,772	17,473
Julius Baer Group Ltd.*	973	39,101
Legg Mason, Inc.	600	17,694
Macquarie Group Ltd.	1,319	68,597
Mediobanca S.p.A.	2,533	14,716
Morgan Stanley	8,300	215,634
Nomura Holdings, Inc.	15,700	56,260
Northern Trust Corp.	1,200	79,512
Partners Group Holding AG	76	32,588
Platinum Asset Management Ltd.	1,206	5,226
SBI Holdings, Inc.	1,000	9,888
Schroders plc	601	18,978
State Street Corp.	2,200	118,624
T. Rowe Price Group, Inc.	1,400	102,158
UBS Group AG (Registered)	15,603	201,881

		2,511,096

Consumer Finance (0.3%)
Acom Co., Ltd. (x)*	1,870	8,987
AEON Financial Service Co., Ltd.	500	10,745
American Express Co.	4,500	273,420
Capital One Financial Corp.	2,900	184,179
Credit Saison Co., Ltd.	700	11,715
Discover Financial Services	2,300	123,257
Navient Corp.	1,900	22,705
Provident Financial plc	649	20,061
Synchrony Financial*	4,500	113,760

		768,829

Diversified Financial Services (1.1%)
AMP Ltd.	12,808	49,715
ASX Ltd.	852	29,175
Berkshire Hathaway, Inc., Class B*	10,200	1,476,858
Challenger Ltd.	2,567	16,664
CME Group, Inc./Illinois	1,800	175,320
Deutsche Boerse AG	831	68,040
Eurazeo S.A.	187	11,161
EXOR S.p.A.	496	18,323
First Pacific Co., Ltd.	10,522	7,662
Groupe Bruxelles Lambert S.A.	354	28,942
Hong Kong Exchanges and Clearing Ltd.	4,900	119,477
Industrivarden AB, Class C	756	12,219
Intercontinental Exchange, Inc.	600	153,576
Investor AB, Class B	1,963	65,668
Japan Exchange Group, Inc. (x)	2,289	26,185
Kinnevik AB, Class B	1,040	24,719
Leucadia National Corp.	1,800	31,194

London Stock Exchange Group plc	1,357	$45,967
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,130	8,137
Moody’s Corp.	900	84,339
Nasdaq, Inc.	600	38,802
Orix Corp.	5,700	72,786
Pargesa Holding S.A.	162	10,724
S&P Global, Inc.	1,400	150,164
Singapore Exchange Ltd.	4,000	22,787
Wendel S.A.	131	13,651

		2,762,255

Insurance (2.0%)
Admiral Group plc	931	25,411
Aegon N.V.	7,944	31,687
Aflac, Inc.	2,300	165,968
Ageas	879	30,369
AIA Group Ltd.	51,354	309,452
Allianz SE (Registered)	1,948	277,536
Allstate Corp.	2,100	146,895
American International Group, Inc.	6,300	333,207
Aon plc	1,500	163,845
Arthur J. Gallagher & Co.	1,000	47,600
Assicurazioni Generali S.p.A.	5,028	59,203
Assurant, Inc.	400	34,524
Aviva plc	17,353	93,260
Baloise Holding AG (Registered)	220	24,535
Chubb Ltd.	2,500	326,775
Cincinnati Financial Corp.	800	59,912
CNP Assurances S.A.	787	11,665
Dai-ichi Life Insurance Co., Ltd.	4,657	51,633
Direct Line Insurance Group plc	6,020	27,839
Gjensidige Forsikring ASA	906	15,041
Hannover Rueck SE	265	27,689
Hartford Financial Services Group, Inc.	2,200	97,636
Insurance Australia Group Ltd.	10,564	43,388
Japan Post Holdings Co., Ltd.	1,987	24,056
Legal & General Group plc	25,559	66,248
Lincoln National Corp.	1,300	50,401
Loews Corp.	1,500	61,635
Mapfre S.A.	4,965	10,979
Marsh & McLennan Cos., Inc.	2,800	191,688
Medibank Pvt Ltd.	12,117	26,728
MetLife, Inc.	6,000	238,980
MS&AD Insurance Group Holdings, Inc.	2,200	56,660
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	714	119,330
NN Group N.V.	1,375	38,199
Old Mutual plc	21,318	57,463
Poste Italiane S.p.A. (b)(x)§	2,345	15,584
Principal Financial Group, Inc.	1,500	61,665
Progressive Corp.	3,200	107,200
Prudential Financial, Inc.	2,400	171,216
Prudential plc	10,980	187,053
QBE Insurance Group Ltd.	5,935	46,580
RSA Insurance Group plc	4,459	29,778
Sampo Oyj, Class A	1,921	78,484

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

SCOR SE	723	$21,780
Sompo Japan Nipponkoa Holdings, Inc.	1,000	26,489
Sony Financial Holdings, Inc.	819	9,193
St. James’s Place plc	2,303	24,668
Standard Life plc	8,570	33,681
Suncorp Group Ltd.	5,571	51,032
Swiss Life Holding AG (Registered)*	140	32,342
Swiss Reinsurance AG	1,428	124,845
T&D Holdings, Inc.	2,550	21,529
Tokio Marine Holdings, Inc.	2,900	95,930
Torchmark Corp.	600	37,092
Travelers Cos., Inc.	1,600	190,464
Tryg A/S	542	9,674
UnipolSai S.p.A.	5,295	7,959
Unum Group	1,300	41,327
Willis Towers Watson plc	800	99,448
XL Group plc	1,600	53,296
Zurich Insurance Group AG*	643	159,092

		5,084,838

Real Estate Investment Trusts (REITs) (1.6%)
American Tower Corp. (REIT)	2,300	261,303
Apartment Investment & Management Co. (REIT), Class A	900	39,744
Ascendas Real Estate Investment Trust (REIT) (x)	10,000	18,474
AvalonBay Communities, Inc. (REIT)	700	126,273
Boston Properties, Inc. (REIT)	800	105,520
British Land Co. plc (REIT)	4,246	35,162
CapitaLand Commercial Trust (REIT) (x)	10,000	10,999
CapitaLand Mall Trust (REIT)	11,000	17,466
Crown Castle International Corp. (REIT)	1,800	182,574
Dexus Property Group (REIT)	4,267	28,816
Digital Realty Trust, Inc. (REIT)	800	87,192
Equinix, Inc. (REIT)	400	155,092
Equity Residential (REIT)	2,000	137,760
Essex Property Trust, Inc. (REIT)	400	91,236
Extra Space Storage, Inc. (REIT)	700	64,778
Federal Realty Investment Trust (REIT)	400	66,220
Fonciere des Regions (REIT)	152	13,531
Gecina S.A. (REIT)	181	24,741
General Growth Properties, Inc. (REIT)	3,200	95,424
Goodman Group (REIT) (x)	7,745	41,286
GPT Group (REIT)	7,884	31,893
Hammerson plc (REIT)	3,451	25,211
HCP, Inc. (REIT)	2,500	88,450
Host Hotels & Resorts, Inc. (REIT)	4,100	66,461
ICADE (REIT)	171	12,160
Intu Properties plc (REIT) (x)	4,225	16,529
Iron Mountain, Inc. (REIT)	1,300	51,779
Japan Prime Realty Investment Corp. (REIT)	4	17,132

Japan Real Estate Investment Corp. (REIT)	6	$36,929
Japan Retail Fund Investment Corp. (REIT)	11	27,995
Kimco Realty Corp. (REIT)	2,300	72,174
Klepierre S.A. (REIT)	956	42,650
Land Securities Group plc (REIT) (x)	3,417	48,360
Link REIT (REIT) (x)	9,500	64,991
Macerich Co. (REIT)	700	59,773
Mirvac Group (REIT)	16,415	24,834
Nippon Building Fund, Inc. (REIT)	6	36,880
Nippon Prologis REIT, Inc. (REIT)	7	17,000
Nomura Real Estate Master Fund, Inc. (REIT)	16	25,292
Prologis, Inc. (REIT)	2,900	142,216
Public Storage (REIT)	800	204,472
Realty Income Corp. (REIT)	1,400	97,104
Scentre Group (REIT) (x)	22,912	84,270
Segro plc (REIT)	3,331	18,700
Simon Property Group, Inc. (REIT)	1,700	368,730
SL Green Realty Corp. (REIT)	500	53,235
Stockland (REIT) (x)	10,456	36,826
Suntec Real Estate Investment Trust (REIT) (x)	11,000	14,543
UDR, Inc. (REIT)	1,500	55,380
Unibail-Rodamco SE (REIT)	423	110,823
United Urban Investment Corp. (REIT)	12	21,555
Ventas, Inc. (REIT)	1,800	131,076
Vicinity Centres (REIT)	14,709	36,599
Vornado Realty Trust (REIT)	1,000	100,120
Welltower, Inc. (REIT)	1,900	144,723
Westfield Corp. (REIT)	8,514	67,834
Weyerhaeuser Co. (REIT)	4,100	122,057

		4,180,347

Real Estate Management & Development (0.4%)
Aeon Mall Co., Ltd.	600	7,820
CapitaLand Ltd.	11,000	25,269
CBRE Group, Inc., Class A*	1,600	42,368
Cheung Kong Property Holdings Ltd.	11,632	73,219
City Developments Ltd.	2,000	12,186
Daito Trust Construction Co., Ltd.	300	48,629
Daiwa House Industry Co., Ltd.	2,000	58,360
Deutsche Wohnen AG	1,463	49,650
Global Logistic Properties Ltd. (x)	12,061	16,278
Hang Lung Properties Ltd.	10,000	20,303
Henderson Land Development Co., Ltd.	4,000	22,666
Hongkong Land Holdings Ltd.	5,000	29,300
Hulic Co., Ltd.	1,365	14,311
Hysan Development Co., Ltd. (x)	3,000	13,378
Kerry Properties Ltd.	3,000	7,401
LendLease Group	2,447	23,206

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Mitsubishi Estate Co., Ltd.	5,000	$91,420
Mitsui Fudosan Co., Ltd.	4,000	91,312
New World Development Co., Ltd.	25,000	25,396
Nomura Real Estate Holdings, Inc.	600	10,439
NTT Urban Development Corp.	588	6,260
Sino Land Co., Ltd.	14,000	23,092
Sumitomo Realty & Development Co., Ltd.	1,000	26,986
Sun Hung Kai Properties Ltd.	6,000	72,288
Swire Pacific Ltd., Class A	2,500	28,417
Swire Properties Ltd.	5,324	14,169
Swiss Prime Site AG (Registered)*	307	27,766
Tokyo Tatemono Co., Ltd.	1,000	11,945
Tokyu Fudosan Holdings Corp.	2,325	14,421
UOL Group Ltd.	2,000	8,159
Vonovia SE	2,008	73,283
Wharf Holdings Ltd. (x)	6,000	36,707
Wheelock & Co., Ltd.	4,000	18,840

		1,045,244

Total Financials		26,810,647

Health Care (8.0%)
Biotechnology (1.1%)
Actelion Ltd. (Registered)*	436	73,159
Alexion Pharmaceuticals, Inc.*	1,200	140,112
Amgen, Inc.	4,100	623,815
Biogen, Inc.*	1,200	290,184
Celgene Corp.*	4,300	424,109
CSL Ltd.	1,967	165,389
Genmab A/S*	241	43,901
Gilead Sciences, Inc.	7,400	617,308
Grifols S.A.	1,267	28,612
Regeneron Pharmaceuticals, Inc.*	400	139,692
Shire plc	3,812	234,741
Vertex Pharmaceuticals, Inc.*	1,300	111,826

		2,892,848

Health Care Equipment & Supplies (1.2%)
Abbott Laboratories	8,000	314,480
Baxter International, Inc.	3,000	135,660
Becton Dickinson and Co.	1,200	203,508
Boston Scientific Corp.*	7,300	170,601
C.R. Bard, Inc.	400	94,064
Cochlear Ltd.	243	22,040
Coloplast A/S, Class B	515	38,443
Cyberdyne, Inc.*	427	9,561
Dentsply Sirona, Inc.	1,300	80,652
Edwards Lifesciences Corp.*	1,200	119,676
Essilor International S.A.	874	116,323
Getinge AB, Class B	850	17,457
Hologic, Inc.*	1,300	44,980
Hoya Corp. (x)	1,700	60,527
Intuitive Surgical, Inc.*	200	132,282
Medtronic plc	7,700	668,129
Olympus Corp.	1,200	44,645
Smith & Nephew plc	3,805	64,531
Sonova Holding AG (Registered)	226	30,027
St. Jude Medical, Inc.	1,500	117,000

Stryker Corp.	1,700	$203,711
Sysmex Corp. (x)	700	47,849
Terumo Corp.	1,400	59,362
Varian Medical Systems, Inc.*	500	41,115
William Demant Holding A/S*	520	10,113
Zimmer Biomet Holdings, Inc.	1,000	120,380

		2,967,116

Health Care Providers & Services (1.2%)
Aetna, Inc.	1,900	232,047
Alfresa Holdings Corp.	800	16,660
AmerisourceBergen Corp.	1,000	79,320
Anthem, Inc.	1,400	183,876
Cardinal Health, Inc.	1,800	140,418
Centene Corp.*	900	64,233
Cigna Corp.	1,400	179,186
DaVita HealthCare Partners, Inc.*	900	69,588
Express Scripts Holding Co.*	3,400	257,720
Fresenius Medical Care AG & Co. KGaA	930	80,469
Fresenius SE & Co. KGaA	1,739	128,139
HCA Holdings, Inc.*	1,700	130,917
Healthscope Ltd.	7,372	15,787
Henry Schein, Inc.*	400	70,720
Humana, Inc.	800	143,904
Laboratory Corp. of America Holdings*	600	78,162
McKesson Corp.	1,200	223,980
Mediclinic International plc	1,566	22,928
Medipal Holdings Corp.	700	11,486
Miraca Holdings, Inc.	200	8,619
Patterson Cos., Inc.	500	23,945
Quest Diagnostics, Inc.	800	65,128
Ramsay Health Care Ltd.	601	32,318
Ryman Healthcare Ltd.	1,593	10,614
Sonic Healthcare Ltd. (x)	1,668	26,963
Suzuken Co., Ltd.	300	9,431
UnitedHealth Group, Inc.	5,200	734,240
Universal Health Services, Inc., Class B	500	67,050

		3,107,848

Health Care Technology (0.0%)
Cerner Corp.*	1,600	93,760
M3, Inc.	825	28,572

		122,332

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	1,800	79,848
Illumina, Inc.*	800	112,304
Lonza Group AG (Registered)*	225	37,286
PerkinElmer, Inc.	600	31,452
QIAGEN N.V.*	939	20,338
Thermo Fisher Scientific, Inc.	2,200	325,072
Waters Corp.*	400	56,260

		662,560

Pharmaceuticals (4.2%)
AbbVie, Inc.	8,800	544,808
Allergan plc*	2,100	485,289
Astellas Pharma, Inc.	9,000	140,844

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

AstraZeneca plc	5,371	$319,730
Bayer AG (Registered)	3,513	353,451
Bristol-Myers Squibb Co.	9,100	669,305
Chugai Pharmaceutical Co., Ltd.	900	31,977
Daiichi Sankyo Co., Ltd.	2,600	62,737
Eisai Co., Ltd. (x)	1,100	61,117
Eli Lilly & Co.	5,300	417,375
Endo International plc*	1,100	17,149
Galenica AG (Registered)	17	22,900
GlaxoSmithKline plc	20,692	444,843
Hikma Pharmaceuticals plc (x)	610	20,116
Hisamitsu Pharmaceutical Co., Inc.	300	17,206
Johnson & Johnson	15,000	1,819,500
Kyowa Hakko Kirin Co., Ltd.	1,000	16,984
Mallinckrodt plc*	600	36,468
Merck & Co., Inc.	15,100	869,911
Merck KGaA	549	55,893
Mitsubishi Tanabe Pharma Corp.	1,000	17,936
Mylan N.V.*	2,200	95,128
Novartis AG (Registered)	9,668	795,326
Novo Nordisk A/S, Class B	7,887	424,140
Ono Pharmaceutical Co., Ltd.	1,700	73,410
Orion Oyj, Class B	435	16,898
Otsuka Holdings Co., Ltd.	1,659	76,449
Perrigo Co. plc	800	72,536
Pfizer, Inc.	32,900	1,158,409
Roche Holding AG	2,985	788,131
Sanofi	4,993	419,701
Santen Pharmaceutical Co., Ltd.	1,600	24,952
Shionogi & Co., Ltd.	1,300	70,701
Sumitomo Dainippon Pharma Co., Ltd.	700	12,084
Taisho Pharmaceutical Holdings Co., Ltd.	153	16,033
Takeda Pharmaceutical Co., Ltd.	3,000	129,492
Taro Pharmaceutical Industries Ltd. (x)*	64	9,318
UCB S.A.	537	40,154
Zoetis, Inc.	2,500	118,650

		10,767,051

Total Health Care		20,519,755

Industrials (6.6%)
Aerospace & Defense (1.2%)
Airbus Group SE	2,503	145,345
BAE Systems plc	13,455	94,345
Boeing Co.	3,400	441,558
Cobham plc	5,693	11,943
General Dynamics Corp.	1,600	222,784
Honeywell International, Inc.	4,200	488,544
L-3 Communications Holdings, Inc.	400	58,676
Leonardo-Finmeccanica S.p.A.*	1,719	17,465
Lockheed Martin Corp.	1,400	347,438
Meggitt plc	3,294	17,869
Northrop Grumman Corp.	1,000	222,280
Raytheon Co.	1,600	217,520
Rockwell Collins, Inc.	700	59,598
Rolls-Royce Holdings plc*	7,812	74,181
Safran S.A.	1,329	90,323

Singapore Technologies Engineering Ltd. (x)	7,000	$16,525
Textron, Inc.	1,500	54,840
Thales S.A.	448	37,599
TransDigm Group, Inc.*	300	79,107
United Technologies Corp.	4,200	430,710
Zodiac Aerospace	861	20,260

		3,148,910

Air Freight & Logistics (0.4%)
Bollore S.A.	3,687	12,579
C.H. Robinson Worldwide, Inc.	800	59,400
Deutsche Post AG (Registered)	4,122	115,080
Expeditors International of Washington, Inc.	1,000	49,040
FedEx Corp.	1,400	212,492
Royal Mail plc	3,824	25,924
United Parcel Service, Inc., Class B	3,800	409,336
Yamato Holdings Co., Ltd. (x)	1,500	34,355

		918,206

Airlines (0.2%)
Alaska Air Group, Inc.	700	40,803
American Airlines Group, Inc.	3,300	93,423
ANA Holdings, Inc.	5,000	14,187
Cathay Pacific Airways Ltd.	5,000	7,335
Delta Air Lines, Inc.	4,200	153,006
Deutsche Lufthansa AG (Registered)	987	11,491
easyJet plc	675	9,805
International Consolidated Airlines Group S.A.	3,438	17,131
Japan Airlines Co., Ltd.	508	16,305
Qantas Airways Ltd.*	2,191	4,620
Ryanair Holdings plc (ADR)	100	6,954
Singapore Airlines Ltd. (x)	2,000	15,862
Southwest Airlines Co.	3,500	137,235
United Continental Holdings, Inc.*	1,800	73,872

		602,029

Building Products (0.2%)
Allegion plc	500	34,715
Asahi Glass Co., Ltd. (x)	4,000	21,618
Assa Abloy AB, Class B	4,258	87,276
Cie de Saint-Gobain	2,026	77,558
Daikin Industries Ltd.	1,000	83,316
Fortune Brands Home & Security, Inc.	839	48,637
Geberit AG (Registered)	161	60,819
Lixil Group Corp.	1,100	18,084
Masco Corp.	1,800	55,692
Toto Ltd.	1,000	39,624

		527,339

Commercial Services & Supplies (0.3%)
Aggreko plc	1,088	18,686
Babcock International Group plc	1,071	12,965
Brambles Ltd.	6,709	62,254
Cintas Corp.	500	49,065
Dai Nippon Printing Co., Ltd.	2,000	22,213

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Edenred	881	$18,178
G4S plc	6,592	16,318
ISS A/S	710	26,586
Park24 Co., Ltd.	400	13,700
Pitney Bowes, Inc.	1,000	17,800
Republic Services, Inc.	1,300	66,703
Secom Co., Ltd.	900	66,431
Securitas AB, Class B	1,330	20,441
Societe BIC S.A.	122	17,251
Sohgo Security Services Co., Ltd.	300	14,744
Stericycle, Inc.*	500	52,060
Toppan Printing Co., Ltd.	2,000	17,145
Tyco International plc	2,300	97,980
Waste Management, Inc.	2,300	152,421

		762,941

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios S.A.	816	22,359
Boskalis Westminster	374	12,900
Bouygues S.A.	880	25,434
CIMIC Group Ltd.	427	11,436
Eiffage S.A.	243	17,354
Ferrovial S.A.	2,057	39,967
Fluor Corp.	800	39,424
Hochtief AG	88	11,336
Jacobs Engineering Group, Inc.*	700	34,867
JGC Corp.	1,000	14,210
Kajima Corp.	4,000	27,626
Obayashi Corp.	3,000	31,762
OCI N.V.*	403	5,502
Quanta Services, Inc.*	800	18,496
Shimizu Corp.	2,000	18,618
Skanska AB, Class B	1,445	30,136
Taisei Corp. (x)	4,000	32,618
Vinci S.A.	2,128	151,560

		545,605

Electrical Equipment (0.5%)
ABB Ltd. (Registered)*	8,360	164,663
Acuity Brands, Inc.	200	49,592
AMETEK, Inc.	1,300	60,099
Eaton Corp. plc	2,500	149,325
Emerson Electric Co.	3,500	182,560
Fuji Electric Co., Ltd.	2,000	8,397
Legrand S.A.	1,134	58,509
Mabuchi Motor Co., Ltd.	200	8,397
Mitsubishi Electric Corp.	8,000	94,857
Nidec Corp.	1,000	75,480
OSRAM Licht AG	378	19,535
Prysmian S.p.A.	829	18,173
Rockwell Automation, Inc.	700	80,374
Schneider Electric SE	2,372	140,378
Vestas Wind Systems A/S	952	64,607

		1,174,946

Industrial Conglomerates (1.3%)
3M Co.	3,300	577,896
CK Hutchison Holdings Ltd.	11,000	121,055
Danaher Corp.	3,300	333,300
DCC plc	376	33,060
General Electric Co.	50,800	1,599,184

Jardine Matheson Holdings Ltd.	1,200	$69,000
Keihan Holdings Co., Ltd.	2,000	13,817
Keppel Corp., Ltd.	6,000	24,640
Koninklijke Philips N.V.	3,956	98,708
NWS Holdings Ltd.	6,000	9,531
Roper Technologies, Inc.	600	102,336
Seibu Holdings, Inc.	727	12,275
Sembcorp Industries Ltd.	4,000	8,425
Siemens AG (Registered)	3,250	332,924
Smiths Group plc	1,679	25,861
Toshiba Corp.	17,000	46,449

		3,408,461

Machinery (0.9%)
Alfa Laval AB	1,247	19,574
Alstom S.A.*	652	15,222
Amada Holdings Co., Ltd.	1,000	10,111
Andritz AG	309	14,682
Atlas Copco AB, Class A	2,853	73,874
Atlas Copco AB, Class B	1,658	39,144
Caterpillar, Inc.	3,200	242,592
CNH Industrial N.V.	4,319	31,401
Cummins, Inc.	900	101,196
Deere & Co.	1,600	129,664
Dover Corp.	800	55,456
FANUC Corp.	800	129,493
Flowserve Corp.	700	31,619
GEA Group AG	777	36,520
Hino Motors Ltd. (x)	1,000	9,896
Hitachi Construction Machinery Co., Ltd.	500	7,239
Hoshizaki Electric Co., Ltd.	200	19,507
IHI Corp. (x)	6,000	16,071
Illinois Tool Works, Inc.	1,800	187,488
IMI plc	1,155	14,925
Ingersoll-Rand plc	1,400	89,152
JTEKT Corp.	900	10,147
Kawasaki Heavy Industries Ltd.	6,000	16,789
Komatsu Ltd.	3,900	67,751
Kone Oyj, Class B (x)	1,431	66,073
Kubota Corp. (x)	4,000	53,574
Kurita Water Industries Ltd.	400	8,900
Makita Corp.	500	32,970
MAN SE	150	15,270
Metso Oyj	479	11,318
Minebea Co., Ltd.	1,000	6,731
Mitsubishi Heavy Industries Ltd.	14,000	55,886
Nabtesco Corp.	1,000	23,878
NGK Insulators Ltd.	1,000	20,078
NSK Ltd.	2,000	14,793
PACCAR, Inc.	1,900	98,553
Parker-Hannifin Corp.	700	75,635
Pentair plc	1,000	58,290
Sandvik AB	4,530	45,151
Schindler Holding AG	188	34,067
Schindler Holding AG (Registered)	87	15,835
Sembcorp Marine Ltd.	3,000	3,502
SKF AB, Class B	1,691	27,001
SMC Corp.	200	48,786
Snap-on, Inc.	300	47,346
Stanley Black & Decker, Inc.	800	88,976

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Sumitomo Heavy Industries Ltd.	2,000	$8,729
THK Co., Ltd. (x)	500	8,484
Volvo AB, Class B	6,551	64,692
Wartsila Oyj Abp	628	25,700
Weir Group plc	909	17,552
Xylem, Inc.	1,000	44,650
Yangzijiang Shipbuilding Holdings Ltd. (x)	8,151	5,492
Zardoya Otis S.A.	769	7,206

		2,404,631

Marine (0.1%)
A. P. Moeller – Maersk A/S, Class A	16	20,360
A. P. Moeller – Maersk A/S, Class B	27	35,599
Kuehne + Nagel International AG (Registered)	229	32,016
Mitsui O.S.K. Lines Ltd. (x)	5,000	10,600
Nippon Yusen KK	7,000	12,273

		110,848

Professional Services (0.3%)
Adecco Group AG (Registered)	704	35,465
Bureau Veritas S.A.	1,125	23,752
Capita plc	2,824	36,272
Dun & Bradstreet Corp.	200	24,368
Equifax, Inc.	600	77,040
Experian plc	4,078	77,460
Intertek Group plc	686	32,034
Nielsen Holdings plc	2,000	103,940
Randstad Holding N.V.	505	20,340
Recruit Holdings Co., Ltd.	1,201	43,677
Robert Half International, Inc.	700	26,712
SEEK Ltd.	1,390	15,860
SGS S.A. (Registered)	23	52,738
Verisk Analytics, Inc.*	800	64,864

		634,522

Road & Rail (0.6%)
Asciano Ltd.	2,486	16,461
Aurizon Holdings Ltd.	8,894	32,218
Central Japan Railway Co.	613	108,499
ComfortDelGro Corp., Ltd.	9,000	18,446
CSX Corp.	5,200	135,616
DSV A/S	818	34,392
East Japan Railway Co.	1,400	129,000
Hankyu Hanshin Holdings, Inc.	5,000	37,215
J.B. Hunt Transport Services, Inc.	500	40,465
Kansas City Southern	600	54,054
Keikyu Corp. (x)	2,000	20,033
Keio Corp.	2,000	18,794
Keisei Electric Railway Co., Ltd.	1,000	12,826
Kintetsu Group Holdings Co., Ltd.	8,000	34,141
MTR Corp. Ltd. (x)	6,000	30,446
Nagoya Railroad Co., Ltd.	4,000	22,440
Nippon Express Co., Ltd.	3,000	13,674
Norfolk Southern Corp.	1,600	136,208
Odakyu Electric Railway Co., Ltd.	2,000	23,342
Ryder System, Inc.	300	18,342
Tobu Railway Co., Ltd.	4,000	21,888
Tokyu Corp.	4,000	34,979

Union Pacific Corp.	4,600	$401,350
West Japan Railway Co.	700	44,245

		1,439,074

Trading Companies & Distributors (0.3%)
AerCap Holdings N.V.*	723	24,286
Ashtead Group plc	2,139	30,697
Brenntag AG	656	31,701
Bunzl plc	1,424	44,045
Fastenal Co.	1,600	71,024
ITOCHU Corp.	6,000	72,903
Marubeni Corp. (x)	7,000	31,423
Mitsubishi Corp.	6,400	111,902
Mitsui & Co., Ltd.	7,200	85,253
Noble Group Ltd.*	19,000	2,858
Rexel S.A.*	1,282	16,185
Sumitomo Corp.	5,000	50,040
Toyota Tsusho Corp.	900	19,307
Travis Perkins plc	1,062	21,246
United Rentals, Inc.*	500	33,550
W.W. Grainger, Inc.	300	68,175
Wolseley plc	1,084	56,178

		770,773

Transportation Infrastructure (0.1%)
Abertis Infraestructuras S.A.	2,314	34,009
Aena S.A.§	287	37,792
Aeroports de Paris S.A.	126	13,936
Atlantia S.p.A.	1,754	43,747
Auckland International Airport Ltd.	4,047	18,811
Fraport AG Frankfurt Airport Services Worldwide	177	9,456
Groupe Eurotunnel SE (Registered)	1,986	21,136
Hutchison Port Holdings Trust	22,207	9,571
Japan Airport Terminal Co., Ltd.	200	7,203
Kamigumi Co., Ltd.	1,000	9,189
Mitsubishi Logistics Corp.	1,000	13,940
Sydney Airport	4,641	24,115
Transurban Group	8,648	77,563

		320,468

Total Industrials		16,768,753

Information Technology (8.7%)
Communications Equipment (0.5%)
Cisco Systems, Inc.	27,400	786,106
F5 Networks, Inc.*	400	45,536
Harris Corp.	700	58,408
Juniper Networks, Inc.	1,900	42,731
Motorola Solutions, Inc.	900	59,373
Nokia Oyj	24,513	139,478
Telefonaktiebolaget LM Ericsson, Class B	12,930	98,832

		1,230,464

Electronic Equipment, Instruments & Components (0.4%)
Alps Electric Co., Ltd.	800	15,069
Amphenol Corp., Class A	1,700	97,461
Corning, Inc.	6,100	124,928
FLIR Systems, Inc.	700	21,665

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Hamamatsu Photonics KK (x)	600	$16,705
Hexagon AB, Class B	1,098	39,967
Hirose Electric Co., Ltd.	100	12,225
Hitachi High-Technologies Corp.	300	8,172
Hitachi Ltd.	20,000	83,138
Ingenico Group S.A. (x)	233	27,300
Keyence Corp.	200	134,891
Kyocera Corp.	1,400	66,377
Murata Manufacturing Co., Ltd.	800	89,743
Nippon Electric Glass Co., Ltd.	2,000	8,343
Omron Corp. (x)	800	25,922
Shimadzu Corp.	1,000	14,883
TDK Corp.	500	27,860
TE Connectivity Ltd.	2,000	114,220
Yaskawa Electric Corp.	1,000	12,955
Yokogawa Electric Corp.	1,000	11,228

		953,052

Internet Software & Services (1.6%)
Akamai Technologies, Inc.*	1,000	55,930
Alphabet, Inc., Class A*	1,600	1,125,648
Alphabet, Inc., Class C*	1,600	1,107,360
Auto Trader Group plc§	4,253	20,110
eBay, Inc.*	5,900	138,119
Facebook, Inc., Class A*	12,500	1,428,500
Kakaku.com, Inc.	606	11,946
Mixi, Inc.	197	8,068
United Internet AG (Registered)	523	21,579
VeriSign, Inc. (x)*	500	43,230
Yahoo! Japan Corp.	6,049	26,639
Yahoo!, Inc.*	4,700	176,532

		4,163,661

IT Services (1.5%)
Accenture plc, Class A	3,400	385,186
Alliance Data Systems Corp.*	300	58,776
Amadeus IT Holding S.A., Class A	1,864	81,659
Atos SE	374	31,240
Automatic Data Processing, Inc.	2,500	229,675
Capgemini S.A.	695	60,654
Cognizant Technology Solutions Corp., Class A*	3,300	188,892
Computershare Ltd.	1,981	13,645
CSRA, Inc.	700	16,401
Fidelity National Information Services, Inc.	1,500	110,520
Fiserv, Inc.*	1,200	130,476
Fujitsu Ltd.	8,000	29,316
Global Payments, Inc.	800	57,104
International Business Machines Corp.	4,800	728,544
MasterCard, Inc., Class A	5,300	466,718
Nomura Research Institute Ltd.	500	18,210
NTT Data Corp.	536	25,258
Obic Co., Ltd.	270	14,761
Otsuka Corp.	200	9,293
Paychex, Inc.	1,700	101,150
PayPal Holdings, Inc.*	6,100	222,711
Teradata Corp.*	700	17,549
Total System Services, Inc.	900	47,799
Visa, Inc., Class A	10,500	778,785
Western Union Co.	2,700	51,786

Worldpay Group plc*§	5,948	$21,650
Xerox Corp.	5,200	49,348

		3,947,106

Semiconductors & Semiconductor Equipment (1.3%)
Analog Devices, Inc.	1,700	96,288
Applied Materials, Inc.	6,200	148,614
ARM Holdings plc	5,984	90,633
ASM Pacific Technology Ltd. (x)	1,000	7,189
ASML Holding N.V.	1,565	155,128
Broadcom Ltd.	2,000	310,800
First Solar, Inc.*	400	19,392
Infineon Technologies AG	4,805	69,050
Intel Corp.	25,700	842,960
KLA-Tencor Corp.	800	58,600
Lam Research Corp.	900	75,654
Linear Technology Corp.	1,300	60,489
Microchip Technology, Inc. (x)	1,200	60,912
Micron Technology, Inc.*	5,700	78,432
NVIDIA Corp.	2,800	131,628
NXP Semiconductors N.V.*	1,250	97,925
Qorvo, Inc.*	700	38,682
QUALCOMM, Inc.	8,100	433,917
Rohm Co., Ltd.	400	15,684
Skyworks Solutions, Inc.	1,000	63,280
STMicroelectronics N.V.	2,708	15,958
Texas Instruments, Inc.	5,500	344,575
Tokyo Electron Ltd.	700	58,852
Xilinx, Inc.	1,400	64,582

		3,339,224

Software (1.9%)
Activision Blizzard, Inc.	2,800	110,964
Adobe Systems, Inc.*	2,700	258,633
Autodesk, Inc.*	1,200	64,968
CA, Inc.	1,600	52,528
Check Point Software Technologies Ltd.*	557	44,382
Citrix Systems, Inc.*	800	64,072
Dassault Systemes S.A.	545	41,616
Electronic Arts, Inc.*	1,700	128,792
Gemalto N.V.	340	20,824
GungHo Online Entertainment, Inc.	1,798	4,842
Intuit, Inc.	1,400	156,254
Konami Corp.	400	15,146
Microsoft Corp.	43,100	2,205,427
Mobileye N.V. (x)*	745	34,374
Nexon Co., Ltd.	738	10,842
Nintendo Co., Ltd.	500	71,342
Oracle Corp.	17,200	703,996
Oracle Corp. Japan	200	10,645
Red Hat, Inc.*	1,000	72,600
Sage Group plc	4,586	39,881
salesforce.com, Inc.*	3,400	269,994
SAP SE	4,176	312,146
Symantec Corp.	3,300	67,782
Trend Micro, Inc. (x)	500	17,808

		4,779,858

Technology Hardware, Storage & Peripherals (1.5%)
Apple, Inc.	29,965	2,864,654

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Brother Industries Ltd.	1,000	$10,670
Canon, Inc. (x)	4,500	128,406
EMC Corp.	10,600	288,002
Fujifilm Holdings Corp.	1,900	73,423
Hewlett Packard Enterprise Co.	9,400	171,738
HP, Inc.	9,400	117,970
Konica Minolta, Inc.	2,000	14,504
NEC Corp.	11,000	25,520
NetApp, Inc.	1,600	39,344
Ricoh Co., Ltd. (x)	3,000	25,924
Seagate Technology plc (x)	1,600	38,976
Seiko Epson Corp.	1,200	19,176
Western Digital Corp.	1,500	70,890

		3,889,197

Total Information Technology		22,302,562

Materials (2.4%)
Chemicals (1.5%)
Air Liquide S.A.	1,462	153,220
Air Products and Chemicals, Inc.	1,100	156,244
Air Water, Inc.	1,000	14,641
Akzo Nobel N.V.	1,052	66,185
Albemarle Corp.	614	48,696
Arkema S.A. (x)	285	21,993
Asahi Kasei Corp.	5,000	34,648
BASF SE	3,902	297,672
CF Industries Holdings, Inc.	1,300	31,330
Chr Hansen Holding A/S	420	27,579
Covestro AG (b)§	301	13,412
Croda International plc	558	23,388
Daicel Corp.	1,000	10,343
Dow Chemical Co.	6,100	303,231
E.I. du Pont de Nemours & Co.	4,700	304,560
Eastman Chemical Co.	800	54,320
Ecolab, Inc.	1,500	177,900
EMS-Chemie Holding AG (Registered)	35	18,099
Evonik Industries AG	594	17,680
FMC Corp.	700	32,417
Fuchs Petrolub SE (Preference) (q)(x)	295	11,586
Givaudan S.A. (Registered)	39	78,368
Hitachi Chemical Co., Ltd.	400	7,415
Incitec Pivot Ltd.	7,168	16,073
International Flavors & Fragrances, Inc.	400	50,428
Johnson Matthey plc	822	31,117
JSR Corp.	800	10,527
K+S AG (Registered) (x)	813	16,681
Kaneka Corp.	1,000	6,624
Kansai Paint Co., Ltd.	1,000	20,144
Koninklijke DSM N.V.	771	44,673
Kuraray Co., Ltd.	1,500	17,839
Lanxess AG	389	16,999
Linde AG	789	109,816
LyondellBasell Industries N.V., Class A	1,900	141,398
Mitsubishi Chemical Holdings Corp.	5,500	25,085
Mitsubishi Gas Chemical Co., Inc.	1,000	5,187
Mitsui Chemicals, Inc.	4,000	14,588

Monsanto Co.	2,400	$248,184
Mosaic Co.	1,900	49,742
Nippon Paint Holdings Co., Ltd.	1,000	24,562
Nitto Denko Corp.	700	44,141
Novozymes A/S, Class B	991	47,757
Orica Ltd.	1,587	14,703
PPG Industries, Inc.	1,500	156,225
Praxair, Inc.	1,600	179,824
Sherwin-Williams Co.	400	117,468
Shin-Etsu Chemical Co., Ltd. (x)	1,600	93,331
Sika AG	9	37,648
Solvay S.A.	315	29,282
Sumitomo Chemical Co., Ltd.	7,000	28,706
Symrise AG	524	35,706
Syngenta AG (Registered)	395	151,829
Taiyo Nippon Sanso Corp.	1,000	9,141
Teijin Ltd.	4,000	13,175
Toray Industries, Inc.	6,000	50,993
Umicore S.A.	404	20,817
Yara International ASA	760	24,128

		3,809,468

Construction Materials (0.2%)
Boral Ltd.	3,159	14,803
CRH plc	3,497	100,842
Fletcher Building Ltd.	2,934	18,039
HeidelbergCement AG	599	44,913
Imerys S.A.	152	9,712
James Hardie Industries plc (CDI)	1,893	28,996
LafargeHolcim Ltd. (Registered)*	1,934	80,786
Martin Marietta Materials, Inc.	400	76,800
Taiheiyo Cement Corp.	5,000	11,784
Vulcan Materials Co.	700	84,252

		470,927

Containers & Packaging (0.1%)
Amcor Ltd.	4,921	55,035
Avery Dennison Corp.	500	37,375
Ball Corp.	800	57,832
International Paper Co.	2,200	93,236
Owens-Illinois, Inc.*	900	16,209
Sealed Air Corp.	1,100	50,567
Toyo Seikan Group Holdings Ltd.	700	13,308
WestRock Co.	1,400	54,418

		377,980

Metals & Mining (0.6%)
Alcoa, Inc.	7,200	66,744
Alumina Ltd. (x)	10,400	10,169
Anglo American plc	5,956	57,839
Antofagasta plc (x)	1,675	10,406
ArcelorMittal S.A.*	7,815	35,981
BHP Billiton Ltd.	13,646	194,359
BHP Billiton plc	8,974	112,880
Boliden AB	1,162	22,574
Fortescue Metals Group Ltd. (x)	6,615	17,804
Freeport-McMoRan, Inc.	6,800	75,752
Fresnillo plc	939	20,751
Glencore plc*	51,986	106,215
Hitachi Metals Ltd.	1,000	10,118
JFE Holdings, Inc.	2,200	28,469

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Kobe Steel Ltd.	13,000	$10,584
Maruichi Steel Tube Ltd.	200	6,975
Mitsubishi Materials Corp.	5,000	11,910
Newcrest Mining Ltd.*	3,257	56,006
Newmont Mining Corp.	2,900	113,448
Nippon Steel & Sumitomo Metal Corp.	3,000	57,327
Norsk Hydro ASA	5,714	20,883
Nucor Corp.	1,700	83,997
Randgold Resources Ltd.	397	44,575
Rio Tinto Ltd.	1,802	62,055
Rio Tinto plc	5,254	162,402
South32 Ltd.*	22,619	26,433
Sumitomo Metal Mining Co., Ltd.	2,000	20,187
thyssenkrupp AG	1,563	31,198
voestalpine AG (x)	483	16,162

		1,494,203

Paper & Forest Products (0.0%)
Mondi plc	1,560	29,073
Oji Holdings Corp.	4,000	15,340
Stora Enso Oyj, Class R	2,341	18,863
UPM-Kymmene Oyj	2,268	41,577

		104,853

Total Materials		6,257,431

Telecommunication Services (2.2%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	33,500	1,447,535
BT Group plc	35,977	198,660
CenturyLink, Inc.	3,000	87,030
Deutsche Telekom AG (Registered)	13,701	233,116
Elisa Oyj	604	23,206
Frontier Communications Corp. (x)	6,400	31,616
HKT Trust & HKT Ltd. (x)	11,260	16,247
Iliad S.A.	112	22,767
Inmarsat plc	1,912	20,522
Koninklijke KPN N.V.	14,515	52,648
Level 3 Communications, Inc.*	1,600	82,384
Nippon Telegraph & Telephone Corp.	2,900	136,136
Numericable-SFR S.A.	465	11,770
Orange S.A.	8,441	137,875
PCCW Ltd.	18,000	12,079
Proximus SADP	646	20,457
Singapore Telecommunications Ltd. (x)	34,000	104,854
Spark New Zealand Ltd. (x)	7,774	19,702
Swisscom AG (Registered)	110	54,643
TDC A/S	3,450	16,887
Telecom Italia S.p.A.*	43,018	35,292
Telecom Italia S.p.A. (RNC)	25,611	16,478
Telefonica Deutschland Holding AG	3,159	13,010
Telefonica S.A.	19,025	181,852
Telenor ASA	3,190	52,690
Telia Co. AB	11,038	52,072
Telstra Corp., Ltd.	18,180	75,659
TPG Telecom Ltd.	1,442	12,829

Verizon Communications, Inc.	22,200	$1,239,648
Vivendi S.A.	4,942	93,637
Vocus Communications Ltd.†	1,922	12,147

		4,515,448

Wireless Telecommunication Services (0.4%)
KDDI Corp.	8,003	243,622
Millicom International Cellular S.A. (SDR)	281	17,186
NTT DoCoMo, Inc.	6,076	163,492
SoftBank Group Corp.	4,100	231,957
StarHub Ltd. (x)	3,000	8,450
Tele2 AB, Class B	1,367	11,958
Vodafone Group plc	112,831	343,479

		1,020,144

Total Telecommunication Services		5,535,592

Utilities (2.2%)
Electric Utilities (1.2%)
Alliant Energy Corp.	1,242	49,307
American Electric Power Co., Inc.	2,700	189,243
AusNet Services	7,515	9,221
Cheung Kong Infrastructure Holdings Ltd.	3,000	25,830
Chubu Electric Power Co., Inc.	2,700	38,445
Chugoku Electric Power Co., Inc. (x)	1,200	15,190
CLP Holdings Ltd.	7,000	71,566
Contact Energy Ltd.	3,061	11,343
Duke Energy Corp.	3,800	326,002
Edison International	1,800	139,806
EDP – Energias de Portugal S.A.	9,839	30,217
Electricite de France S.A.	1,061	13,042
Endesa S.A.	1,349	27,132
Enel S.p.A.	32,397	144,085
Entergy Corp.	1,000	81,350
Eversource Energy	1,700	101,830
Exelon Corp.	5,000	181,800
FirstEnergy Corp.	2,300	80,293
Fortum Oyj	1,887	30,233
HK Electric Investments & HK Electric Investments Ltd.§	11,263	10,524
Hokuriku Electric Power Co. (x)	700	8,644
Iberdrola S.A.	23,103	156,051
Kansai Electric Power Co., Inc.*	3,000	29,088
Kyushu Electric Power Co., Inc.*	1,800	17,939
Mighty River Power Ltd.	2,974	6,408
NextEra Energy, Inc.	2,500	326,000
PG&E Corp.	2,700	172,584
Pinnacle West Capital Corp.	600	48,636
Power Assets Holdings Ltd.	6,000	55,085
PPL Corp.	3,700	139,675
Red Electrica Corporacion S.A.	460	41,011
Shikoku Electric Power Co., Inc.	700	8,243
Southern Co.	5,000	268,150
SSE plc	4,275	89,390
Terna Rete Elettrica Nazionale S.p.A. (x)	6,405	35,689
Tohoku Electric Power Co., Inc.	1,900	23,827

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Tokyo Electric Power Co., Inc.*	6,100	$25,723
Xcel Energy, Inc.	2,800	125,384

		3,153,986

Gas Utilities (0.1%)
AGL Resources, Inc.	700	46,179
APA Group	4,734	32,791
Enagas S.A.	964	29,328
Gas Natural SDG S.A.	1,488	29,508
Hong Kong & China Gas Co., Ltd. (x)	31,900	58,268
Osaka Gas Co., Ltd. (x)	8,000	30,634
Snam S.p.A.	10,411	62,285
Toho Gas Co., Ltd.	2,000	16,272
Tokyo Gas Co., Ltd. (x)	9,000	36,947

		342,212

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	3,600	44,928
Electric Power Development Co., Ltd.	600	13,946
Meridian Energy Ltd.	5,445	10,281
NRG Energy, Inc.	1,700	25,483

		94,638

Multi-Utilities (0.7%)
AGL Energy Ltd.	2,867	41,374
Ameren Corp.	1,300	69,654
CenterPoint Energy, Inc.	2,300	55,200
Centrica plc	23,052	69,596
CMS Energy Corp.	1,500	68,790
Consolidated Edison, Inc.	1,600	128,704
Dominion Resources, Inc.	3,200	249,376
DTE Energy Co.	1,000	99,120
DUET Group	9,862	18,458
E.ON SE	8,502	85,060
Engie S.A.	6,208	100,188
National Grid plc	15,915	234,038
NiSource, Inc.	1,700	45,084
Public Service Enterprise Group, Inc.	2,800	130,508
RWE AG*	2,079	32,853
SCANA Corp.	800	60,528
Sempra Energy	1,300	148,226
Suez	1,383	21,782
TECO Energy, Inc.	1,300	35,932
Veolia Environnement S.A.	1,915	41,602
WEC Energy Group, Inc.	1,700	111,010

		1,847,083

Water Utilities (0.1%)
American Water Works Co., Inc.	1,000	84,510
Severn Trent plc	999	32,634
United Utilities Group plc	2,897	40,340

		157,484

Total Utilities		5,595,403

Total Common Stocks (58.4%) (Cost $151,463,717)		149,159,400

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(8.4%)
iShares® Russell 2000 ETF (x)	95,720	$11,004,929
SPDR® S&P MidCap 400 ETF (x)	37,895	10,321,840

Total Investment Companies (8.4%) (Cost $20,579,041)		21,326,769

	Number of Rights	Value (Note 1)
RIGHTS:
Industrials (0.0%)
Construction & Engineering (0.0%)
ACS Actividades de Construccion y Servicios S.A., expiring 7/11/16*	816	573

Trading Companies & Distributors (0.0%)
Noble Group Ltd., expiring 7/20/16*	19,000	1,306

Total Rights (0.0%) (Cost $1,410)		1,879

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (20.6%)
U.S. Treasury Bills
0.18%, 7/28/16 (p)	$7,145,000	7,143,995
0.23%, 8/18/16 (p)	4,278,100	4,276,746
0.23%, 8/25/16# (p)	9,000,000	8,996,804
0.21%, 9/15/16 (p)	18,390,000	18,381,850
0.24%, 9/22/16 (p)	14,000,000	13,992,013

Total Government Securities		52,791,408

Repurchase Agreements (7.6%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $1,600,020, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $1,632,000. (xx)	1,600,000	1,600,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $1,100,013, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $1,122,002. (xx)	1,100,000	1,100,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $3,000,030, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $3,060,014. (xx)	$3,000,000	$3,000,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $5,600,428, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $5,712,370. (xx)	5,600,362	5,600,362
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $500,007, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $510,007. (xx)	500,000	500,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $500,006, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $510,000. (xx)	500,000	500,000
RBC Capital Markets, 0.420%, dated 6/30/16, due 7/1/16, repurchase price $2,000,023, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-4.500%, maturing 8/1/26-3/1/46; total market value $2,040,000. (xx)	2,000,000	2,000,000
Societe Generale S.A., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $5,000,056, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 10/31/16-2/15/46; total market value $5,100,000. (xx)	5,000,000	5,000,000

Total Repurchase Agreements		19,300,362

Total Short-Term Investments (28.2%) (Cost $72,086,831)		72,091,770

Total Investments (95.0%) (Cost $244,130,999)		242,579,818
Other Assets Less Liabilities (5.0%)		12,655,015

Net Assets (100%)		$255,234,833

*	Non-income producing.
†	Security (totaling $12,147 or 0.0% of net assets) held at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2016, the market value of these securities amounted to $183,741 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $5,697,976.
(b)	Illiquid Security.
(p)	Yield to maturity.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $19,024,150. This was secured by collateral of $19,300,362 which was received as cash and subsequently invested in short-term investments currently valued at $19,300,362, as reported in the Portfolio of Investments, and $212,015 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 7/28/16-5/15/45.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Depositary Receipt

Country Diversification As a Percentage of Total Net Assets
Australia	1.5%
Austria	0.0	#
Belgium	0.3
Chile	0.0	#
China	0.0	#
Denmark	0.4
Finland	0.2
France	1.8
Germany	1.7
Hong Kong	0.6
Ireland	0.6
Israel	0.0	#
Italy	0.4
Japan	4.6
Jordan	0.0	#
Luxembourg	0.1
Macau	0.0	#
Mexico	0.0	#
Netherlands	0.8
New Zealand	0.0	#
Norway	0.1
Portugal	0.0	#
Singapore	0.4
South Africa	0.0	#

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Country Diversification As a Percentage of Total Net Assets
Spain	0.6%
Sweden	0.5
Switzerland	2.1
United Kingdom	3.6
United States	74.7
Cash and Other	5.0

100.0%

#	Percent shown is less than 0.05%.

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Notes	265	September-16	$34,549,934	$35,240,859	$690,925
5 Year U.S. Treasury Notes	108	September-16	13,008,317	13,193,719	185,402
EURO Stoxx 50 Index	58	September-16	1,812,212	1,837,635	25,423
Russell 2000 Mini Index	10	September-16	1,124,553	1,147,400	22,847
S&P 500 E-Mini Index	38	September-16	4,007,417	3,971,380	(36,037)

					$888,560

Sales
FTSE 100 Index	21	September-16	$1,678,053	$1,795,490	$(117,437)
SPI 200 Index	2	September-16	186,418	193,013	(6,595)
TOPIX Index	4	September-16	474,470	482,448	(7,978)

					$(132,010)

					$756,550

At June 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/20/16	BNP Paribas	503	$374,011	$373,266	$745
Australian Dollar vs. U.S. Dollar, expiring 9/20/16	BNP Paribas	1,604	1,192,548	1,166,869	25,679
Australian Dollar vs. U.S. Dollar, expiring 9/20/16	Credit Suisse	335	248,780	248,215	565
Australian Dollar vs. U.S. Dollar, expiring 9/20/16	HSBC Bank plc	503	374,011	372,747	1,264
Australian Dollar vs. U.S. Dollar, expiring 9/20/16	JPMorgan Chase Bank	185	137,221	134,488	2,733
British Pound vs. U.S. Dollar, expiring 9/20/16	Barclays Bank plc	930	1,239,003	1,256,293	(17,290)
British Pound vs. U.S. Dollar, expiring 9/20/16	Barclays Bank plc	756	1,007,538	1,106,796	(99,258)
British Pound vs. U.S. Dollar, expiring 9/20/16	JPMorgan Chase Bank	318	423,575	447,347	(23,772)
British Pound vs. U.S. Dollar, expiring 9/20/16	JPMorgan Chase Bank	321	427,572	462,634	(35,062)
British Pound vs. U.S. Dollar, expiring 9/20/16	JPMorgan Chase Bank	169	225,033	240,498	(15,465)
European Union Euro vs. U.S. Dollar, expiring 9/20/16	BNP Paribas	644	716,436	729,083	(12,647)
European Union Euro vs. U.S. Dollar, expiring 9/20/16	Citibank N.A.	2,656	2,955,611	3,037,180	(81,569)
European Union Euro vs. U.S. Dollar, expiring 9/20/16	Citibank N.A.	1,292	1,438,382	1,478,078	(39,696)
European Union Euro vs. U.S. Dollar, expiring 9/20/16	Credit Suisse	874	972,720	991,827	(19,107)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 9/20/16	Credit Suisse	492	$547,711	$550,231	$(2,520)
European Union Euro vs. U.S. Dollar, expiring 9/20/16	JPMorgan Chase Bank	543	604,677	619,773	(15,096)
European Union Euro vs. U.S. Dollar, expiring 9/20/16	JPMorgan Chase Bank	357	397,180	399,516	(2,336)
European Union Euro vs. U.S. Dollar, expiring 9/20/16	Morgan Stanley	465	517,772	529,626	(11,854)
European Union Euro vs. U.S. Dollar, expiring 9/20/16	Royal Bank of Scotland	543	604,413	621,549	(17,136)
Japanese Yen vs. U.S. Dollar, expiring 9/20/16	Citibank N.A.	145,950	1,417,164	1,364,744	52,420
Japanese Yen vs. U.S. Dollar, expiring 9/20/16	Credit Suisse	145,917	1,416,839	1,364,804	52,035
Japanese Yen vs. U.S. Dollar, expiring 9/20/16	Credit Suisse	172,236	1,672,397	1,629,184	43,213
Japanese Yen vs. U.S. Dollar, expiring 9/20/16	JPMorgan Chase Bank	35,035	340,187	327,537	12,650
Japanese Yen vs. U.S. Dollar, expiring 9/20/16	Morgan Stanley	104,841	1,017,994	965,508	52,486
Japanese Yen vs. U.S. Dollar, expiring 9/20/16	Goldman Sachs & Co.	103,528	1,005,249	973,402	31,847
New Zealand Dollar vs. U.S. Dollar, expiring 9/20/16	BNP Paribas	1,376	978,682	976,160	2,522
New Zealand Dollar vs. U.S. Dollar, expiring 9/20/16	BNP Paribas	1,245	885,106	883,002	2,104
New Zealand Dollar vs. U.S. Dollar, expiring 9/20/16	Credit Suisse	1,644	1,169,214	1,140,654	28,560
Swiss Franc vs. U.S. Dollar, expiring 9/20/16	Barclays Bank plc	2,295	2,361,102	2,369,358	(8,256)

					$(92,241)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/20/16	BNP Paribas	2,944	$2,163,526	$2,189,349	$(25,823)
Australian Dollar vs. U.S. Dollar, expiring 9/20/16	JPMorgan Chase Bank	185	135,239	137,221	(1,982)
Australian Dollar vs. U.S. Dollar, expiring 9/20/16	JPMorgan Chase Bank	593	434,584	440,953	(6,369)
British Pound vs. U.S. Dollar, expiring 9/20/16	BNP Paribas	335	488,601	446,954	41,647
British Pound vs. U.S. Dollar, expiring 9/20/16	HSBC Bank plc	1,077	1,553,655	1,435,110	118,545
British Pound vs. U.S. Dollar, expiring 9/20/16	HSBC Bank plc	1,337	1,928,570	1,781,420	147,150
British Pound vs. U.S. Dollar, expiring 9/20/16	JPMorgan Chase Bank	590	780,356	785,991	(5,635)
European Union Euro vs. U.S. Dollar, expiring 9/20/16	Citibank N.A.	645	732,568	717,885	14,683
European Union Euro vs. U.S. Dollar, expiring 9/20/16	Credit Suisse	2,657	2,960,696	2,957,364	3,332
European Union Euro vs. U.S. Dollar, expiring 9/20/16	Credit Suisse	1,853	2,064,378	2,062,054	2,324
European Union Euro vs. U.S. Dollar, expiring 9/20/16	JPMorgan Chase Bank	327	361,559	363,726	(2,167)
European Union Euro vs. U.S. Dollar, expiring 9/20/16	JPMorgan Chase Bank	3,199	3,647,032	3,560,289	86,743
European Union Euro vs. U.S. Dollar, expiring 9/20/16	JPMorgan Chase Bank	1,365	1,556,381	1,519,363	37,018
Japanese Yen vs. U.S. Dollar, expiring 9/20/16	Barclays Bank plc	36,774	360,129	357,070	3,059
Japanese Yen vs. U.S. Dollar, expiring 9/20/16	Barclays Bank plc	25,972	254,344	252,184	2,160
Japanese Yen vs. U.S. Dollar, expiring 9/20/16	Credit Suisse	291,868	2,729,481	2,834,002	(104,521)
Japanese Yen vs. U.S. Dollar, expiring 9/20/16	Credit Suisse	104,841	980,449	1,017,994	(37,545)
Japanese Yen vs. U.S. Dollar, expiring 9/20/16	Deutsche Bank AG	25,972	254,113	252,184	1,929

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen vs. U.S. Dollar, expiring 9/20/16	Deutsche Bank AG	36,774	$359,801	$357,070	$2,731
Japanese Yen vs. U.S. Dollar, expiring 9/20/16	Goldman Sachs & Co.	258,856	2,449,988	2,513,464	(63,476)
New Zealand Dollar vs. U.S. Dollar, expiring 9/20/16	JPMorgan Chase Bank	2,264	1,582,321	1,610,321	(28,000)
Swiss Franc vs. U.S. Dollar, expiring 9/20/16	Credit Suisse	1,501	1,550,681	1,544,354	6,327
Swiss Franc vs. U.S. Dollar, expiring 9/20/16	Credit Suisse	794	826,738	816,747	9,991

					$202,121

					$109,880

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$12,237,969	$5,975,303	$—	$18,213,272
Consumer Staples	10,522,176	6,716,089	—	17,238,265
Energy	7,327,918	2,589,802	—	9,917,720
Financials	15,711,853	11,098,794	—	26,810,647
Health Care	14,550,260	5,969,495	—	20,519,755
Industrials	10,270,324	6,498,429	—	16,768,753
Information Technology	19,820,237	2,482,325	—	22,302,562
Materials	2,862,597	3,394,834	—	6,257,431
Telecommunication Services	2,888,213	2,635,232	12,147	5,535,592
Utilities	3,633,292	1,962,111	—	5,595,403
Forward Currency Contracts	—	786,462	—	786,462
Futures	924,597	—	—	924,597
Investment Companies
Exchange Traded Funds (ETFs)	21,326,769	—	—	21,326,769
Rights
Industrials	—	1,879	—	1,879
Short-Term Investments
Government Securities	—	52,791,408	—	52,791,408
Repurchase Agreements	—	19,300,362	—	19,300,362

Total Assets	$122,076,205	$122,202,525	$12,147	$244,290,877

Liabilities:
Forward Currency Contracts	$—	$(676,582)	$—	$(676,582)
Futures	(168,047)	—	—	(168,047)

Total Liabilities	$(168,047)	$(676,582)	$—	$(844,629)

Total	$121,908,158	$121,525,943	$12,147	$243,446,248

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$876,327	*
Foreign exchange contracts	Receivables	786,462
Equity contracts	Receivables, Net assets – Unrealized appreciation	48,270	*

Total		$1,711,059

	Liability Derivatives
Foreign exchange contracts	Payables	$(676,582)
Equity contracts	Payables, Net assets – Unrealized depreciation	(168,047	)*

Total		$(844,629)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$698,047	$—	$698,047
Foreign exchange contracts	—	408,327	408,327
Equity contracts	(1,893,335)	—	(1,893,335)

Total	$(1,195,288)	$408,327	$(786,961)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$959,014	$—	$959,014
Foreign exchange contracts	—	(45,331)	(45,331)
Equity contracts	(349,417)	—	(349,417)

Total	$609,597	$(45,331)	$564,266

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns and held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $48,571,000 and futures contracts with an average notional balance of approximately $81,085,000 during the six months ended June 30, 2016.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2016:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$5,219	$(5,219)	$—	$—
BNP Paribas	72,697	(38,470)	—	34,227
Citibank N.A.	67,103	(67,103)	—	—
Credit Suisse	146,347	(146,347)	—	—
Deutsche Bank AG	4,660	—	—	4,660
Goldman Sachs & Co.	31,847	(31,847)	—	—
HSBC Bank plc	266,959	—	—	266,959
JPMorgan Chase Bank	139,144	(135,884)	—	3,260
Morgan Stanley	52,486	(11,854)	—	40,632

Total	$786,462	$(436,724)	$—	$349,738

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Bank plc	$124,804	$(5,219)	$—	$119,585
BNP Paribas	38,470	(38,470)	—	—
Citibank N.A.	121,265	(67,103)	—	54,162
Credit Suisse	163,693	(146,347)	—	17,346
Goldman Sachs & Co.	63,476	(31,847)	—	31,629
JPMorgan Chase Bank	135,884	(135,884)	—	—
Morgan Stanley	11,854	(11,854)	—	—
Royal Bank of Scotland	17,136	—	—	17,136

Total	$676,582	$(436,724)	$—	$239,858

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$1,600,000	$—	$1,600,000	$(1,600,000)	$—
Deutsche Bank AG	1,100,000	—	1,100,000	(1,100,000)	—
HSBC Securities, Inc.	3,000,000	—	3,000,000	(3,000,000)	—
Merrill Lynch PFS, Inc.	5,600,362	—	5,600,362	(5,600,362)	—
Natixis	500,000	—	500,000	(500,000)	—
Nomura Securities Co., Ltd.	500,000	—	500,000	(500,000)	—
RBC Capital Markets	2,000,000	—	2,000,000	(2,000,000)	—
Societe Generale S.A	5,000,000	—	5,000,000	(5,000,000)	—

Total	$19,300,362	$—	$19,300,362	$(19,300,362)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$184,967,179
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$100,976,866

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,269,300
Aggregate gross unrealized depreciation	(4,838,672)

Net unrealized depreciation	$(1,569,372)

Federal income tax cost of investments	$244,149,190

For the six months ended June 30, 2016, the Portfolio incurred approximately $180 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $224,830,637)	$223,279,456
Repurchase Agreements (Cost $19,300,362)	19,300,362
Cash	31,577,484
Foreign cash (Cost $14,737)	14,666
Unrealized appreciation on forward foreign currency contracts	786,462
Receivable from Separate Accounts for Trust shares sold	295,802
Dividends, interest and other receivables	191,973
Receivable for securities sold	86,792
Due from broker for futures variation margin	34,755
Security lending income receivable	4,159
Other assets	2,216

Total assets	275,574,127

LIABILITIES
Payable on return of securities loaned	19,300,362
Unrealized depreciation on forward foreign currency contracts	676,582
Investment management fees payable	150,156
Payable for securities purchased	98,004
Distribution fees payable – Class IB	50,770
Administrative fees payable	27,349
Trustees’ fees payable	486
Payable to Separate Accounts for Trust shares redeemed	34
Accrued expenses	35,551

Total liabilities	20,339,294

NET ASSETS	$255,234,833

Net assets were comprised of:
Paid in capital	$255,657,640
Accumulated undistributed net investment income (loss)	(422,171)
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	686,481
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(687,117)

Net assets	$255,234,833

Class IB
Net asset value, offering and redemption price per share, $255,234,833 / 26,560,086 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.61

(x)	Includes value of securities on loan of $19,024,150.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends (net of $9,521 foreign withholding tax)	$716,861
Interest	108,242
Securities lending (net)	7,975

Total income	833,078

EXPENSES
Investment management fees	757,846
Distribution fees – Class IB	249,387
Administrative fees	137,556
Professional fees	26,336
Offering costs	21,589
Custodian fees	9,314
Printing and mailing expenses	6,708
Trustees’ fees	2,231
Miscellaneous	1,572

Gross expenses	1,212,539
Less: Waiver from investment manager	(64,592)

Net expenses	1,147,947

NET INVESTMENT INCOME (LOSS)	(314,869)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	2,188,463
Futures	(1,195,288)
Foreign currency transactions	493,347

Net realized gain (loss)	1,486,522

Change in unrealized appreciation (depreciation) on:
Investments	244,605
Futures	609,597
Foreign currency translations	(47,938)

Net change in unrealized appreciation (depreciation)	806,264

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,292,786

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,977,917

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	May 1, 2015* to December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(314,869)	$298,895
Net realized gain (loss) on investments, futures and foreign currency transactions	1,486,522	(1,011,120)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	806,264	(1,493,381)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,977,917	(2,205,606)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(183,511)
Class K	—	(28,908)

	—	(212,419)

Distributions from net realized capital gains
Class IB	—	(29,644)
Class K	—	(2,079)

	—	(31,723)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(244,142)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 11,457,399 and 15,458,195 shares, respectively ]	107,660,874	150,562,054
Capital shares issued in reinvestment of dividends and distributions [ 0 and 22,414 shares, respectively ]	—	213,155
Capital shares repurchased [ (258,331) and (119,591) shares, respectively ]	(2,421,861)	(1,187,659)

Total Class IB transactions	105,239,013	149,587,550

Class K (b)
Capital shares sold [ 0 and 990,000 shares, respectively ]	—	9,900,000
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,259 shares, respectively ]	—	30,987
Capital shares repurchased [ (993,259) and 0 shares, respectively ]	(9,050,886)	—

Total Class K transactions	(9,050,886)	9,930,987

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	96,188,127	159,518,537

TOTAL INCREASE (DECREASE) IN NET ASSETS	98,166,044	157,068,789
NET ASSETS:
Beginning of period	157,068,789	—

End of period (a)	$255,234,833	$157,068,789

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(422,171)	$(107,302)

* The Portfolio commenced operations on May 1, 2015. (b) After the close of business on February 21, 2016, operations for Class K ceased and shares were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2016 (Unaudited)		May 1, 2015* to December 31, 2015
Net asset value, beginning of period	$9.60		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)		0.04
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.02		(0.43)

Total from investment operations	0.01		(0.39)

Less distributions:
Dividends from net investment income	—		(0.01)
Distributions from net realized gains	—		—	#

Total dividends and distributions	—		(0.01)

Net asset value, end of period	$9.61		$9.60

Total return (b)	0.10%		(3.85)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$255,235		$147,530
Ratio of expenses to average net assets:
After waivers (a)(f)	1.14	%(j)	1.12%
Before waivers (a)(f)	1.20%		1.31%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.31)%		0.65	%(l)
Before waivers (a)(f)	(0.37)%		0.46	%(l)
Portfolio turnover rate (z)^	93%		13%

Class K	January 1, 2016 to February 21, 2016‡ (Unaudited)		May 1, 2015* to December 31, 2015
Net asset value, beginning of period	$9.60		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)		0.05
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.48)		(0.42)

Total from investment operations	(0.49)		(0.37)

Less distributions:
Dividends from net investment income	—		(0.03)
Distributions from net realized gains	—		—	#

Total dividends and distributions	—		(0.03)

Net asset value, end of period	$9.11		$9.60

Total return (b)	(5.10)%		(3.68)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$9,539
Ratio of expenses to average net assets:
After waivers (a)(f)	0.89	%(j)	0.92%
Before waivers (a)(f)	0.98%		1.39%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.80)%		0.70	%(l)
Before waivers (a)(f)	(0.89)%		0.23	%(l)
Portfolio turnover rate (z)^	93%		13%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
#	Per share amount is less than $0.005.
‡	After the close of business on February 21, 2016, operations for Class K ceased and shares were fully redeemed.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20% for Class IB and 0.95% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Government Securities	25.2%
Financials	9.3
Information Technology	7.7
Health Care	7.2
Consumer Discretionary	6.3
Consumer Staples	5.9
Industrials	5.8
Energy	3.4
Materials	2.2
Utilities	1.9
Telecommunication Services	1.9
Repurchase Agreements	0.8
Cash and Other	22.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IB
Actual	$1,000.00	$1,005.15	$5.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.32	5.60

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.12%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (6.3%)
Auto Components (0.3%)
Aisin Seiki Co., Ltd.	7,000	$284,138
BorgWarner, Inc.	9,960	294,019
Bridgestone Corp. (x)	23,800	759,984
Cie Generale des Etablissements Michelin	6,655	630,458
Continental AG	4,025	756,411
Delphi Automotive plc	12,683	793,956
Denso Corp.	17,800	625,332
GKN plc	62,703	225,695
Goodyear Tire & Rubber Co.	12,200	313,052
Johnson Controls, Inc.	29,595	1,309,875
Koito Manufacturing Co., Ltd.	4,000	183,065
NGK Spark Plug Co., Ltd.	6,000	90,279
NHK Spring Co., Ltd.	7,000	56,487
NOK Corp.	3,400	57,464
Nokian Renkaat Oyj	4,188	149,597
Schaeffler AG (Preference) (q)	6,072	80,499
Stanley Electric Co., Ltd.	5,500	116,799
Sumitomo Electric Industries Ltd.	27,500	361,972
Sumitomo Rubber Industries Ltd. (x)	6,200	82,566
Toyoda Gosei Co., Ltd.	2,300	40,881
Toyota Industries Corp.	6,000	237,294
Valeo S.A. (x)	7,302	326,126
Yokohama Rubber Co., Ltd. (x)	4,000	49,867

		7,825,816

Automobiles (0.8%)
Bayerische Motoren Werke (BMW) AG	12,113	887,750
Bayerische Motoren Werke (BMW) AG (Preference) (q)	1,994	126,400
Daihatsu Motor Co., Ltd.	7,000	90,916
Daimler AG (Registered)	35,225	2,100,669
Ferrari N.V.	4,493	183,157
Fiat Chrysler Automobiles N.V.	32,904	203,118
Ford Motor Co.	178,190	2,239,848
Fuji Heavy Industries Ltd.	22,000	753,108
General Motors Co.	64,250	1,818,275
Harley-Davidson, Inc. (x)	8,400	380,520
Honda Motor Co., Ltd. (x)	59,606	1,504,984
Isuzu Motors Ltd.	21,500	263,150
Mazda Motor Corp.	20,800	278,588
Mitsubishi Motors Corp.	24,700	112,221
Nissan Motor Co., Ltd.	90,900	819,099
Peugeot S.A.*	17,749	216,192
Porsche Automobil Holding SE (Preference) (q)	5,602	258,090
Renault S.A.	7,032	535,829
Suzuki Motor Corp.	13,300	358,941
Toyota Motor Corp.	97,671	4,883,240
Volkswagen AG	1,188	159,623
Volkswagen AG (Preference) (q)	6,790	816,045
Yamaha Motor Co., Ltd. (x)	10,200	154,462

		19,144,225

Distributors (0.0%)
Genuine Parts Co.	6,835	$692,044
Jardine Cycle & Carriage Ltd. (x)	3,467	95,126
LKQ Corp.*	13,996	443,673

		1,230,843

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc. (x)	2,400	56,077
H&R Block, Inc.	10,770	247,710

		303,787

Hotels, Restaurants & Leisure (0.8%)
Accor S.A.	6,458	250,372
Aristocrat Leisure Ltd.	19,811	204,704
Carnival Corp.	20,555	908,531
Carnival plc	6,935	307,891
Chipotle Mexican Grill, Inc.*	1,411	568,294
Compass Group plc	60,150	1,146,555
Crown Resorts Ltd.	13,323	126,054
Darden Restaurants, Inc.	5,265	333,485
Domino’s Pizza Enterprises Ltd.	2,245	114,767
Flight Centre Travel Group Ltd. (x)	2,030	48,157
Galaxy Entertainment Group Ltd. (x)	85,730	255,434
Genting Singapore plc (x)	221,000	120,612
InterContinental Hotels Group plc	6,838	254,092
Marriott International, Inc., Class A (x)	8,670	576,208
McDonald’s Corp.	41,245	4,963,423
McDonald’s Holdings Co. Japan Ltd.	2,408	65,345
Melco Crown Entertainment Ltd. (ADR) (x)	6,960	87,557
Merlin Entertainments plc§	25,960	154,188
MGM China Holdings Ltd. (x)	34,754	45,222
Oriental Land Co., Ltd. (x)	8,000	515,932
Paddy Power Betfair plc	2,909	305,969
Royal Caribbean Cruises Ltd.	7,766	521,487
Sands China Ltd. (x)	88,561	299,829
Shangri-La Asia Ltd.	44,000	44,366
SJM Holdings Ltd.	72,430	44,381
Sodexo S.A.	2,888	311,084
Starbucks Corp.	67,530	3,857,314
Starwood Hotels & Resorts Worldwide, Inc.	7,700	569,415
Tabcorp Holdings Ltd.	30,417	103,998
Tatts Group Ltd.	53,577	153,296
TUI AG	18,246	207,149
Whitbread plc	6,676	312,035
William Hill plc	32,359	112,081
Wyndham Worldwide Corp.	5,150	366,834
Wynn Macau Ltd.	57,021	82,789
Wynn Resorts Ltd.	3,695	334,915
Yum! Brands, Inc.	18,680	1,548,946

		20,222,711

Household Durables (0.3%)
Barratt Developments plc	36,667	200,799
Berkeley Group Holdings plc	4,750	161,699

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Casio Computer Co., Ltd. (x)	8,300	$118,606
D.R. Horton, Inc.	15,035	473,302
Electrolux AB	8,801	239,036
Garmin Ltd.	5,330	226,099
Harman International Industries, Inc.	3,250	233,415
Husqvarna AB, Class B	15,232	112,997
Iida Group Holdings Co., Ltd.	5,385	109,683
Leggett & Platt, Inc.	6,155	314,582
Lennar Corp., Class A	8,225	379,172
Mohawk Industries, Inc.*	2,900	550,304
Newell Brands, Inc.	20,847	1,012,539
Nikon Corp. (x)	12,400	167,564
Panasonic Corp.	80,700	698,261
Persimmon plc	11,252	219,574
PulteGroup, Inc.	14,485	282,313
Rinnai Corp.	1,300	114,394
Sekisui Chemical Co., Ltd.	14,000	171,606
Sekisui House Ltd.	22,000	382,834
Sony Corp.	46,200	1,352,094
Taylor Wimpey plc	119,235	213,035
Techtronic Industries Co., Ltd. (x)	50,314	210,626
Whirlpool Corp.	3,565	594,072

		8,538,606

Internet & Catalog Retail (0.8%)
Amazon.com, Inc.*	17,696	12,663,612
Expedia, Inc.	5,427	576,890
Netflix, Inc.*	19,546	1,788,068
Priceline Group, Inc.*	2,279	2,845,126
Rakuten, Inc.	34,018	366,905
Start Today Co., Ltd.	2,162	114,881
TripAdvisor, Inc.*	5,207	334,810
Zalando SE*§	3,163	83,734

		18,774,026

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	7,300	187,576
Hasbro, Inc.	5,125	430,449
Mattel, Inc.	15,510	485,308
Sankyo Co., Ltd.	1,600	59,651
Sega Sammy Holdings, Inc.	6,800	73,006
Shimano, Inc.	2,800	424,353
Yamaha Corp.	6,100	163,945

		1,824,288

Media (1.2%)
Altice N.V., Class A (x)*	13,519	203,297
Altice N.V., Class B*	3,996	60,352
Axel Springer SE	1,579	82,747
CBS Corp. (Non-Voting), Class B	19,245	1,047,698
Comcast Corp., Class A	111,202	7,249,258
Dentsu, Inc. (x)	7,937	370,833
Discovery Communications, Inc., Class A*	6,855	172,952
Discovery Communications, Inc., Class C*	10,855	258,892
Eutelsat Communications S.A.	6,386	121,710
Hakuhodo DY Holdings, Inc.	7,810	93,148
Interpublic Group of Cos., Inc.	18,335	423,538

ITV plc	132,751	$320,678
J.C. Decaux S.A.	2,718	92,230
Lagardere S.C.A.	4,317	94,752
News Corp., Class A	17,336	196,764
News Corp., Class B	4,920	57,416
Omnicom Group, Inc.	10,930	890,686
Pearson plc	30,057	392,009
ProSiebenSat.1 Media SE*	8,005	349,544
Publicis Groupe S.A.	6,920	468,817
REA Group Ltd.	1,927	85,798
RELX N.V.	36,394	635,129
RELX plc	40,505	746,332
RTL Group S.A.	1,416	115,490
Schibsted ASA	3,260	93,313
Schibsted ASA, Class A	2,766	82,537
Scripps Networks Interactive, Inc., Class A	4,345	270,563
SES S.A. (FDR)	13,327	287,875
Singapore Press Holdings Ltd. (x)	58,000	171,243
Sky plc	37,772	428,723
TEGNA, Inc.	10,000	231,700
Telenet Group Holding N.V.*	1,929	88,049
Time Warner, Inc.	36,095	2,654,426
Toho Co., Ltd.	4,100	112,934
Twenty-First Century Fox, Inc., Class A	51,130	1,383,066
Twenty-First Century Fox, Inc., Class B	19,682	536,334
Viacom, Inc., Class B	15,800	655,226
Walt Disney Co.	68,606	6,711,039
Wolters Kluwer N.V.	11,045	451,359
WPP plc	47,366	983,447

		29,671,904

Multiline Retail (0.3%)
Dollar General Corp.	13,310	1,251,140
Dollar Tree, Inc.*	10,744	1,012,515
Don Quijote Holdings Co., Ltd.	4,300	158,864
Harvey Norman Holdings Ltd.	20,328	70,477
Isetan Mitsukoshi Holdings Ltd.	12,200	108,209
J. Front Retailing Co., Ltd.	8,500	87,782
Kohl’s Corp.	8,650	328,008
Macy’s, Inc.	14,160	475,918
Marks & Spencer Group plc	59,345	252,324
Marui Group Co., Ltd.	7,600	101,983
Next plc	5,237	350,363
Nordstrom, Inc. (x)	5,830	221,832
Ryohin Keikaku Co., Ltd.	935	226,849
Takashimaya Co., Ltd.	11,000	78,534
Target Corp.	27,500	1,920,050

		6,644,848

Specialty Retail (1.1%)
ABC-Mart, Inc.	1,200	79,863
Advance Auto Parts, Inc.	3,366	544,047
AutoNation, Inc.*	3,360	157,853
AutoZone, Inc.*	1,405	1,115,345
Bed Bath & Beyond, Inc.	7,465	322,637
Best Buy Co., Inc.	12,835	392,751
CarMax, Inc. (x)*	8,910	436,857
Dixons Carphone plc	35,805	155,439

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Dufry AG (Registered)*	1,676	$201,155
Fast Retailing Co., Ltd.	2,000	536,196
Foot Locker, Inc.	6,266	343,753
Gap, Inc. (x)	10,345	219,521
Hennes & Mauritz AB, Class B	34,734	1,017,905
Hikari Tsushin, Inc.	800	66,861
Home Depot, Inc.	57,985	7,404,105
Industria de Diseno Textil S.A.	39,906	1,330,764
Kingfisher plc	83,443	360,183
L Brands, Inc.	11,655	782,400
Lowe’s Cos., Inc.	41,815	3,310,494
Nitori Holdings Co., Ltd.	2,950	353,947
O’Reilly Automotive, Inc.*	4,465	1,210,461
Ross Stores, Inc.	18,480	1,047,631
Shimamura Co., Ltd.	800	118,092
Signet Jewelers Ltd.	3,626	298,819
Staples, Inc.	29,520	254,462
Tiffany & Co.	5,100	309,264
TJX Cos., Inc.	30,620	2,364,783
Tractor Supply Co.	6,104	556,563
Ulta Salon Cosmetics & Fragrance, Inc.*	2,942	716,789
Urban Outfitters, Inc.*	3,960	108,900
USS Co., Ltd.	8,020	131,540
Yamada Denki Co., Ltd.	22,980	120,758

		26,370,138

Textiles, Apparel & Luxury Goods (0.6%)
adidas AG	6,889	982,404
Asics Corp.	6,000	100,716
Burberry Group plc	16,280	254,487
Christian Dior SE	1,995	323,177
Cie Financiere Richemont S.A. (Registered)	19,097	1,120,326
Coach, Inc.	12,650	515,361
Hanesbrands, Inc.	17,900	449,827
Hermes International	966	364,055
Hugo Boss AG	2,447	138,247
Kering	2,772	452,076
Li & Fung Ltd.	214,000	104,191
Luxottica Group S.p.A.	6,193	301,756
LVMH Moet Hennessy Louis Vuitton SE	10,201	1,544,606
Michael Kors Holdings Ltd.*	8,163	403,905
NIKE, Inc., Class B	61,670	3,404,184
Pandora A/S	4,251	577,051
PVH Corp.	3,752	353,551
Ralph Lauren Corp.	2,679	240,092
Swatch Group AG (x)	1,129	328,202
Swatch Group AG (Registered)	1,815	104,109
Under Armour, Inc., Class A (x)*	8,292	332,758
Under Armour, Inc., Class C*	8,351	303,971
VF Corp.	15,520	954,325
Yue Yuen Industrial Holdings Ltd.	27,000	107,007

		13,760,384

Total Consumer Discretionary		154,311,576

Consumer Staples (5.9%)
Beverages (1.3%)
Anheuser-Busch InBev S.A./N.V.	29,418	$3,866,986
Asahi Group Holdings Ltd. (x)	14,100	454,847
Brown-Forman Corp., Class B	4,592	458,098
Carlsberg A/S, Class B	3,914	371,440
Coca-Cola Amatil Ltd.	20,951	129,295
Coca-Cola Co.	178,130	8,074,633
Coca-Cola European Partners plc	7,921	283,840
Coca-Cola HBC AG*	6,616	133,439
Constellation Brands, Inc., Class A	8,050	1,331,470
Diageo plc	92,062	2,576,007
Dr. Pepper Snapple Group, Inc.	8,570	828,119
Heineken Holding N.V.	3,688	301,264
Heineken N.V.	8,429	778,864
Kirin Holdings Co., Ltd. (x)	30,000	504,240
Molson Coors Brewing Co., Class B	8,405	849,998
Monster Beverage Corp.*	6,880	1,105,685
PepsiCo, Inc.	66,100	7,002,634
Pernod-Ricard S.A.	7,768	865,256
Remy Cointreau S.A.	803	69,184
SABMiller plc	35,579	2,074,144
Suntory Beverage & Food Ltd. (x)	5,087	228,916
Treasury Wine Estates Ltd.	27,003	186,794

		32,475,153

Food & Staples Retailing (1.1%)
Aeon Co., Ltd.	23,900	370,268
Carrefour S.A.	20,262	501,280
Casino Guichard Perrachon S.A.	2,071	115,724
Colruyt S.A.	2,463	135,936
Costco Wholesale Corp.	20,125	3,160,430
CVS Health Corp.	50,210	4,807,105
Delhaize Group S.A.	3,814	403,001
Distribuidora Internacional de Alimentacion S.A.	22,771	133,755
FamilyMart Co., Ltd. (x)	2,000	121,488
ICA Gruppen AB	2,943	98,338
J Sainsbury plc	49,265	152,782
Jeronimo Martins SGPS S.A.	9,208	145,069
Koninklijke Ahold N.V.	30,524	678,797
Kroger Co.	44,560	1,639,362
Lawson, Inc.	2,400	190,268
Metro AG	6,521	199,486
Seven & i Holdings Co., Ltd.	27,600	1,152,280
Sundrug Co., Ltd.	1,400	130,168
Sysco Corp.	24,000	1,217,760
Tesco plc*	297,829	696,774
Tsuruha Holdings, Inc.	1,400	168,153
Walgreens Boots Alliance, Inc.	39,455	3,285,418
Wal-Mart Stores, Inc.	71,701	5,235,607
Wesfarmers Ltd.	41,198	1,240,802
Whole Foods Market, Inc. (x)	14,840	475,177
Wm Morrison Supermarkets plc (x)	81,157	203,573
Woolworths Ltd.	46,495	729,975

		27,388,776

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Food Products (1.2%)
Ajinomoto Co., Inc.	19,466	$456,956
Archer-Daniels-Midland Co.	27,175	1,165,536
Aryzta AG*	3,191	117,257
Associated British Foods plc	13,033	472,552
Barry Callebaut AG (Registered)*	81	99,482
Calbee, Inc. (x)	2,936	121,880
Campbell Soup Co.	8,190	544,881
Chocoladefabriken Lindt & Spruengli AG	37	220,086
Chocoladefabriken Lindt & Sprungli AG (Registered)	4	285,458
ConAgra Foods, Inc.	19,815	947,355
Danone S.A.	21,565	1,520,605
General Mills, Inc.	27,085	1,931,702
Golden Agri-Resources Ltd.	258,000	67,645
Hershey Co.	6,575	746,197
Hormel Foods Corp.	12,340	451,644
J.M. Smucker Co.	5,460	832,159
Kellogg Co.	11,530	941,424
Kerry Group plc, Class A	5,791	515,198
Kikkoman Corp.	5,000	182,969
Kraft Heinz Co.	27,185	2,405,329
Marine Harvest ASA*	13,995	235,406
McCormick & Co., Inc. (Non-Voting)	5,250	560,017
Mead Johnson Nutrition Co.	8,505	771,829
Meiji Holdings Co., Ltd.	4,200	426,426
Mondelez International, Inc., Class A	71,705	3,263,295
Nestle S.A. (Registered)	116,644	8,997,415
NH Foods Ltd.	6,000	145,774
Nisshin Seifun Group, Inc.	6,970	111,413
Nissin Foods Holdings Co., Ltd.	2,200	119,780
Orkla ASA	29,820	264,140
Tate & Lyle plc	17,063	152,144
Toyo Suisan Kaisha Ltd.	3,000	121,202
Tyson Foods, Inc., Class A	13,380	893,650
WH Group Ltd.§	214,357	169,610
Wilmar International Ltd.	70,000	170,539
Yakult Honsha Co., Ltd. (x)	3,200	164,724
Yamazaki Baking Co., Ltd.	4,842	134,281

		30,727,960

Household Products (0.9%)
Church & Dwight Co., Inc.	5,940	611,167
Clorox Co.	5,945	822,729
Colgate-Palmolive Co.	40,810	2,987,292
Henkel AG & Co. KGaA	3,802	408,548
Henkel AG & Co. KGaA (Preference) (q)	6,518	792,585
Kimberly-Clark Corp.	16,520	2,271,170
Procter & Gamble Co.	121,250	10,266,237
Reckitt Benckiser Group plc	23,262	2,340,288
Svenska Cellulosa AB S.C.A., Class B	22,164	706,783
Unicharm Corp.	14,700	327,447

		21,534,246

Personal Products (0.4%)
Beiersdorf AG	3,688	$348,499
Estee Lauder Cos., Inc., Class A	10,140	922,943
Kao Corp. (x)	18,500	1,067,616
Kose Corp.	1,134	95,164
L’Oreal S.A.	9,269	1,773,030
Pola Orbis Holdings, Inc.	839	78,133
Shiseido Co., Ltd.	13,900	358,394
Unilever N.V. (CVA)	59,595	2,778,263
Unilever plc	46,954	2,252,247

		9,674,289

Tobacco (1.0%)
Altria Group, Inc.	89,495	6,171,575
British American Tobacco plc	68,200	4,437,807
Imperial Brands plc	35,073	1,903,933
Japan Tobacco, Inc. (x)	40,242	1,612,119
Philip Morris International, Inc.	70,855	7,207,371
Reynolds American, Inc.	37,838	2,040,603
Swedish Match AB	7,189	249,830

		23,623,238

Total Consumer Staples		145,423,662

Energy (3.4%)
Energy Equipment & Services (0.4%)
Baker Hughes, Inc.	20,005	902,826
Diamond Offshore Drilling, Inc. (x)	2,930	71,287
FMC Technologies, Inc.*	10,370	276,568
Halliburton Co.	39,215	1,776,047
Helmerich & Payne, Inc. (x)	4,930	330,951
National Oilwell Varco, Inc. (x)	17,160	577,434
Petrofac Ltd.	9,491	98,639
Saipem S.p.A.*	222,793	89,894
Schlumberger Ltd.	63,543	5,024,981
Technip S.A.	3,919	213,144
Tenaris S.A.	17,275	249,823
Transocean Ltd. (x)	15,628	185,817

		9,797,411

Oil, Gas & Consumable Fuels (3.0%)
Anadarko Petroleum Corp.	23,205	1,235,666
Apache Corp.	17,285	962,256
BP plc	676,280	3,949,025
Cabot Oil & Gas Corp.	20,940	538,996
Caltex Australia Ltd.	9,878	235,999
Chesapeake Energy Corp.*	23,610	101,051
Chevron Corp.	86,080	9,023,766
Cimarex Energy Co.	4,341	517,968
Columbia Pipeline Group, Inc.	18,245	465,065
Concho Resources, Inc.*	5,903	704,051
ConocoPhillips Co.	56,470	2,462,092
Devon Energy Corp.	23,310	844,987
Eni S.p.A.	93,066	1,502,520
EOG Resources, Inc.	25,110	2,094,676
EQT Corp.	7,785	602,793
Exxon Mobil Corp.	189,823	17,794,008
Galp Energia SGPS S.A.	16,927	235,074
Hess Corp.	12,070	725,407

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Idemitsu Kosan Co., Ltd. (x)	3,200	$69,000
Inpex Corp.	34,773	271,282
JX Holdings, Inc.	77,000	299,210
Kinder Morgan, Inc.	83,623	1,565,423
Koninklijke Vopak N.V.	2,573	128,877
Lundin Petroleum AB*	6,828	123,444
Marathon Oil Corp.	38,520	578,185
Marathon Petroleum Corp.	24,160	917,114
Murphy Oil Corp. (x)	7,355	233,521
Neste Oyj	4,690	168,037
Newfield Exploration Co.*	9,055	400,050
Noble Energy, Inc.	19,600	703,052
Occidental Petroleum Corp.	34,905	2,637,422
Oil Search Ltd.	50,135	252,114
OMV AG	5,388	150,939
ONEOK, Inc.	9,560	453,622
Origin Energy Ltd.	64,017	279,615
Phillips 66	21,460	1,702,636
Pioneer Natural Resources Co.	7,480	1,131,051
Range Resources Corp.	7,735	333,688
Repsol S.A.	39,559	501,848
Royal Dutch Shell plc, Class A	154,005	4,204,861
Royal Dutch Shell plc, Class B	137,024	3,768,059
Santos Ltd.	58,156	205,213
Showa Shell Sekiyu KK	6,900	64,113
Southwestern Energy Co.*	17,800	223,924
Spectra Energy Corp.	30,670	1,123,442
Statoil ASA	40,828	706,953
Tesoro Corp.	5,455	408,689
TonenGeneral Sekiyu KK (x)	11,000	99,886
Total S.A.	80,799	3,896,264
Valero Energy Corp.	21,485	1,095,735
Williams Cos., Inc.	31,200	674,856
Woodside Petroleum Ltd.	27,128	549,892

		73,917,417

Total Energy		83,714,828

Financials (9.3%)
Banks (3.6%)
ABN AMRO Group N.V. (CVA)§	8,597	142,582
Aozora Bank Ltd. (x)	43,000	148,570
Australia & New Zealand Banking Group Ltd.	106,735	1,946,099
Banco Bilbao Vizcaya Argentaria S.A.	237,979	1,363,760
Banco de Sabadell S.A.	194,598	260,010
Banco Espirito Santo S.A. (Registered) (b)*†	26,714	—
Banco Popular Espanol S.A.	122,092	159,081
Banco Santander S.A.	528,066	2,055,978
Bank Hapoalim B.M.	38,943	196,575
Bank Leumi Le-Israel B.M.*	51,221	180,607
Bank of America Corp.	472,044	6,264,024
Bank of East Asia Ltd.	43,400	168,661
Bank of Ireland*	1,006,371	209,432
Bank of Kyoto Ltd.	10,415	63,585
Bank of Queensland Ltd.	13,761	109,621
Bankia S.A.	168,538	123,189
Bankinter S.A.	24,663	158,629
Barclays plc	614,861	1,170,586

BB&T Corp.	37,115	$1,321,665
Bendigo & Adelaide Bank Ltd.	16,711	121,207
BNP Paribas S.A.	41,538	1,867,465
BOC Hong Kong Holdings Ltd.	135,000	407,216
CaixaBank S.A.	97,400	214,401
Chiba Bank Ltd.	25,000	117,918
Chugoku Bank Ltd.	6,475	65,848
Citigroup, Inc.	134,730	5,711,205
Citizens Financial Group, Inc.	24,108	481,678
Comerica, Inc.	7,970	327,806
Commerzbank AG	38,943	252,586
Commonwealth Bank of Australia	62,469	3,505,626
Concordia Financial Group Ltd.	43,124	168,744
Credit Agricole S.A.	53,502	453,183
Danske Bank A/S	25,830	684,462
DBS Group Holdings Ltd.	64,000	754,053
DNB ASA	35,752	432,247
Erste Group Bank AG	10,221	233,738
Fifth Third Bancorp	35,775	629,282
Fukuoka Financial Group, Inc.	28,000	92,090
Hachijuni Bank Ltd.	14,000	60,811
Hang Seng Bank Ltd.	28,000	480,629
Hiroshima Bank Ltd.	18,000	59,930
HSBC Holdings plc	720,198	4,499,117
Huntington Bancshares, Inc./Ohio	36,305	324,567
ING Groep N.V. (CVA)	141,571	1,471,464
Intesa Sanpaolo S.p.A.	464,160	890,318
Intesa Sanpaolo S.p.A. (RNC)	34,113	60,925
Iyo Bank Ltd.	8,000	48,799
Japan Post Bank Co., Ltd.	14,816	173,611
Joyo Bank Ltd.	22,000	82,007
JPMorgan Chase & Co.	167,780	10,425,849
KBC Group N.V.*	9,177	449,904
KeyCorp	38,200	422,110
Kyushu Financial Group, Inc.	12,713	63,039
Lloyds Banking Group plc	2,350,000	1,728,027
M&T Bank Corp.	7,290	861,897
Mitsubishi UFJ Financial Group, Inc.	466,462	2,079,175
Mizrahi Tefahot Bank Ltd.	5,090	58,813
Mizuho Financial Group, Inc.	865,000	1,238,402
National Australia Bank Ltd.	96,504	1,853,876
Natixis S.A.	65,035	249,784
Nordea Bank AB	111,121	938,602
Oversea-Chinese Banking Corp., Ltd. (x)	113,000	736,451
People’s United Financial, Inc.	14,160	207,586
PNC Financial Services Group, Inc.	22,900	1,863,831
Raiffeisen Bank International AG*	4,287	53,957
Regions Financial Corp.	58,860	500,899
Resona Holdings, Inc.	80,700	293,968
Royal Bank of Scotland Group plc*	127,587	300,483
Seven Bank Ltd.	21,785	67,263
Shinsei Bank Ltd.	65,000	93,812
Shizuoka Bank Ltd.	19,000	133,508
Skandinaviska Enskilda Banken AB, Class A	55,571	482,946

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Societe Generale S.A.	31,666	$1,000,734
Standard Chartered plc	119,927	912,218
Sumitomo Mitsui Financial Group, Inc.	49,200	1,410,577
Sumitomo Mitsui Trust Holdings, Inc.	121,000	391,592
SunTrust Banks, Inc./Georgia	23,070	947,716
Suruga Bank Ltd.	7,000	158,068
Svenska Handelsbanken AB, Class A	54,782	662,662
Swedbank AB, Class A	33,131	693,020
U.S. Bancorp	74,645	3,010,433
UniCredit S.p.A.	185,555	414,207
Unione di Banche Italiane S.p.A.	32,989	92,528
United Overseas Bank Ltd.	47,000	649,013
Wells Fargo & Co.	211,180	9,995,149
Westpac Banking Corp.	122,035	2,710,029
Yamaguchi Financial Group, Inc. (x)	7,092	66,769
Zions Bancorp	9,320	234,212

		89,168,696

Capital Markets (0.9%)
3i Group plc	35,582	264,828
Aberdeen Asset Management plc	33,749	130,422
Affiliated Managers Group, Inc.*	2,476	348,546
Ameriprise Financial, Inc.	7,730	694,540
Bank of New York Mellon Corp.	49,160	1,909,866
BlackRock, Inc.	5,775	1,978,111
Charles Schwab Corp.	54,910	1,389,772
Credit Suisse Group AG (Registered)*	68,028	724,932
Daiwa Securities Group, Inc.	60,000	315,372
Deutsche Bank AG (Registered)*	50,459	686,588
E*TRADE Financial Corp.*	12,875	302,434
Franklin Resources, Inc.	17,035	568,458
Goldman Sachs Group, Inc.	17,970	2,669,983
Hargreaves Lansdown plc	9,544	158,820
ICAP plc	20,260	113,883
Invesco Ltd.	18,990	485,005
Investec plc	22,587	142,372
Julius Baer Group Ltd.*	8,188	329,047
Legg Mason, Inc.	4,905	144,648
Macquarie Group Ltd.	11,205	582,739
Mediobanca S.p.A.	20,712	120,327
Morgan Stanley	69,840	1,814,443
Nomura Holdings, Inc.	132,800	475,881
Northern Trust Corp.	9,850	652,661
Partners Group Holding AG	635	272,285
Platinum Asset Management Ltd.	8,585	37,203
SBI Holdings, Inc.	7,804	77,162
Schroders plc	4,962	156,683
State Street Corp.	18,275	985,388
T. Rowe Price Group, Inc.	11,345	827,845
UBS Group AG (Registered)	133,798	1,731,159

		21,091,403

Consumer Finance (0.3%)
Acom Co., Ltd.*	14,590	$70,121
AEON Financial Service Co., Ltd.	3,800	81,660
American Express Co.	37,435	2,274,551
Capital One Financial Corp.	24,122	1,531,988
Credit Saison Co., Ltd.	5,400	90,373
Discover Financial Services	18,890	1,012,315
Navient Corp.	15,660	187,137
Provident Financial plc	5,385	166,450
Synchrony Financial*	38,118	963,623

		6,378,218

Diversified Financial Services (1.0%)
AMP Ltd.	108,204	420,002
ASX Ltd.	7,083	242,540
Berkshire Hathaway, Inc., Class B*	85,682	12,405,897
Challenger Ltd.	20,875	135,514
CME Group, Inc./Illinois	15,480	1,507,752
Deutsche Boerse AG	7,061	578,132
Eurazeo S.A.	3,761	224,483
EXOR S.p.A.	4,054	149,761
First Pacific Co., Ltd.	78,096	56,868
Groupe Bruxelles Lambert S.A.	2,952	241,344
Hong Kong Exchanges and Clearing Ltd.	42,000	1,024,087
Industrivarden AB, Class C	6,006	97,072
Intercontinental Exchange, Inc.	5,460	1,397,542
Investor AB, Class B	16,664	557,461
Japan Exchange Group, Inc.	19,083	218,304
Kinnevik AB, Class B	8,612	204,693
Leucadia National Corp.	15,195	263,329
London Stock Exchange Group plc	11,471	388,569
Mitsubishi UFJ Lease & Finance Co., Ltd.	16,380	62,575
Moody’s Corp.	7,765	727,658
Nasdaq, Inc.	5,245	339,194
Orix Corp.	48,440	618,552
Pargesa Holding S.A.	1,272	84,207
S&P Global, Inc.	12,110	1,298,919
Singapore Exchange Ltd.	29,076	165,637
Wendel S.A.	2,343	244,148

		23,654,240

Insurance (1.7%)
Admiral Group plc	7,726	210,877
Aegon N.V.	66,764	266,312
Aflac, Inc.	19,170	1,383,307
Ageas	7,368	254,560
AIA Group Ltd.	440,772	2,656,030
Allianz SE (Registered)	16,719	2,381,990
Allstate Corp.	17,290	1,209,435
American International Group, Inc.	52,544	2,779,052
Aon plc	12,355	1,349,537
Arthur J. Gallagher & Co.	8,061	383,704
Assicurazioni Generali S.p.A.	42,717	502,975
Assurant, Inc.	2,965	255,909
Aviva plc	148,118	796,029

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Baloise Holding AG (Registered)	1,830	$204,084
Chubb Ltd.	21,081	2,755,498
Cincinnati Financial Corp.	6,765	506,631
CNP Assurances S.A.	15,034	222,829
Dai-ichi Life Insurance Co., Ltd.	39,445	437,336
Direct Line Insurance Group plc	50,302	232,620
Gjensidige Forsikring ASA	7,317	121,472
Hannover Rueck SE	2,206	230,502
Hartford Financial Services Group, Inc.	18,115	803,944
Insurance Australia Group Ltd.	88,948	365,324
Japan Post Holdings Co., Ltd.	16,463	199,317
Legal & General Group plc	217,631	564,090
Lincoln National Corp.	10,975	425,501
Loews Corp.	12,225	502,325
Mapfre S.A.	39,431	87,196
Marsh & McLennan Cos., Inc.	23,790	1,628,663
Medibank Pvt Ltd.	100,751	222,238
MetLife, Inc.	50,120	1,996,280
MS&AD Insurance Group Holdings, Inc.	18,600	479,032
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	6,104	1,020,151
NN Group N.V.	11,593	322,063
Old Mutual plc	180,307	486,019
Poste Italiane S.p.A. (b)(x)§	19,113	127,014
Principal Financial Group, Inc.	12,375	508,736
Progressive Corp.	26,700	894,450
Prudential Financial, Inc.	20,380	1,453,909
Prudential plc	94,114	1,603,308
QBE Insurance Group Ltd.	50,166	393,724
RSA Insurance Group plc	37,208	248,484
Sampo Oyj, Class A	16,355	668,198
SCOR SE	10,451	314,838
Sompo Japan Nipponkoa Holdings, Inc.	13,000	344,363
Sony Financial Holdings, Inc.	6,366	71,455
St. James’s Place plc	19,195	205,601
Standard Life plc	72,069	283,238
Suncorp Group Ltd.	47,068	431,159
Swiss Life Holding AG (Registered)*	1,174	271,209
Swiss Reinsurance AG	12,206	1,067,125
T&D Holdings, Inc.	21,200	178,990
Tokio Marine Holdings, Inc.	25,000	826,982
Torchmark Corp.	5,143	317,940
Travelers Cos., Inc.	13,495	1,606,445
Tryg A/S	4,237	75,623
UnipolSai S.p.A.	41,408	62,243
Unum Group	10,890	346,193
Willis Towers Watson plc	6,334	787,380
XL Group plc	13,330	444,022
Zurich Insurance Group AG*	5,503	1,361,559

		43,137,020

Real Estate Investment Trusts (REITs) (1.4%)
American Tower Corp. (REIT)	19,355	2,198,922
Apartment Investment & Management Co. (REIT), Class A	7,150	315,744

Ascendas Real Estate Investment Trust (REIT) (x)	62,000	$114,539
AvalonBay Communities, Inc. (REIT)	6,265	1,130,143
Boston Properties, Inc. (REIT)	7,045	929,236
British Land Co. plc (REIT)	35,772	296,234
CapitaLand Commercial Trust (REIT) (x)	75,000	82,496
CapitaLand Mall Trust (REIT)	90,000	142,908
Crown Castle International Corp. (REIT)	15,250	1,546,808
Dexus Property Group (REIT)	35,411	239,142
Digital Realty Trust, Inc. (REIT)	6,688	728,925
Equinix, Inc. (REIT)	3,159	1,224,839
Equity Residential (REIT)	16,660	1,147,541
Essex Property Trust, Inc. (REIT)	3,003	684,954
Extra Space Storage, Inc. (REIT)	5,713	528,681
Federal Realty Investment Trust (REIT)	3,213	531,912
Fonciere des Regions (REIT)	2,883	256,650
Gecina S.A. (REIT)	2,545	347,876
General Growth Properties, Inc. (REIT)	26,610	793,510
Goodman Group (REIT) (x)	65,057	346,794
GPT Group (REIT)	65,737	265,924
Hammerson plc (REIT)	28,697	209,647
HCP, Inc. (REIT)	21,250	751,825
Host Hotels & Resorts, Inc. (REIT)	34,345	556,732
ICADE (REIT)	3,394	241,341
Intu Properties plc (REIT) (x)	34,434	134,713
Iron Mountain, Inc. (REIT)	10,988	437,652
Japan Prime Realty Investment Corp. (REIT) (x)	31	132,769
Japan Real Estate Investment Corp. (REIT)	48	295,428
Japan Retail Fund Investment Corp. (REIT)	94	239,232
Kimco Realty Corp. (REIT)	18,900	593,082
Klepierre S.A. (REIT)	11,301	504,176
Land Securities Group plc (REIT)	28,925	409,368
Link REIT (REIT) (x)	82,000	560,972
Macerich Co. (REIT)	5,780	493,554
Mirvac Group (REIT)	135,403	204,847
Nippon Building Fund, Inc. (REIT)	52	319,625
Nippon Prologis REIT, Inc. (REIT)	46	111,715
Nomura Real Estate Master Fund, Inc. (REIT)	130	205,498
Prologis, Inc. (REIT)	23,962	1,175,097
Public Storage (REIT)	6,755	1,726,510
Realty Income Corp. (REIT)	11,434	793,062
Scentre Group (REIT) (x)	194,782	716,409
Segro plc (REIT)	27,354	153,561
Simon Property Group, Inc. (REIT)	14,140	3,066,966
SL Green Realty Corp. (REIT)	4,577	487,313

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Stockland (REIT)	87,509	$308,205
Suntec Real Estate Investment Trust (REIT) (x)	87,000	115,025
UDR, Inc. (REIT)	12,195	450,239
Unibail-Rodamco SE (REIT)	3,609	945,534
United Urban Investment Corp. (REIT)	101	181,417
Ventas, Inc. (REIT)	15,339	1,116,986
Vicinity Centres (REIT)	123,098	306,293
Vornado Realty Trust (REIT)	8,110	811,973
Welltower, Inc. (REIT)	16,240	1,237,001
Westfield Corp. (REIT)	72,223	575,426
Weyerhaeuser Co. (REIT)	34,106	1,015,336

		35,438,307

Real Estate Management & Development (0.4%)
Aeon Mall Co., Ltd.	4,170	54,350
Azrieli Group Ltd.	1,553	66,096
CapitaLand Ltd.	93,000	213,638
CBRE Group, Inc., Class A*	13,290	351,919
Cheung Kong Property Holdings Ltd.	98,840	622,160
City Developments Ltd.	15,000	91,393
Daito Trust Construction Co., Ltd.	2,700	437,659
Daiwa House Industry Co., Ltd.	21,000	612,776
Deutsche Wohnen AG	12,344	418,919
Global Logistic Properties Ltd. (x)	97,473	131,550
Hang Lung Properties Ltd.	82,000	166,481
Henderson Land Development Co., Ltd.	38,937	220,637
Hongkong Land Holdings Ltd. (x)	43,000	251,980
Hulic Co., Ltd. (x)	10,908	114,365
Hysan Development Co., Ltd. (x)	23,000	102,562
Kerry Properties Ltd.	23,500	57,976
LendLease Group	20,200	191,566
Mitsubishi Estate Co., Ltd.	46,000	841,067
Mitsui Fudosan Co., Ltd.	33,000	753,322
New World Development Co., Ltd.	202,854	206,067
Nomura Real Estate Holdings, Inc.	4,536	78,923
NTT Urban Development Corp.	4,214	44,862
Sino Land Co., Ltd.	110,000	181,439
Sumitomo Realty & Development Co., Ltd.	13,000	350,814
Sun Hung Kai Properties Ltd.	53,000	638,545
Swire Pacific Ltd., Class A	20,000	227,337
Swire Properties Ltd.	42,802	113,910
Swiss Prime Site AG (Registered)*	2,549	230,537
Tokyo Tatemono Co., Ltd.	8,000	95,564
Tokyu Fudosan Holdings Corp.	18,755	116,333
UOL Group Ltd.	17,000	69,347
Vonovia SE	17,048	622,172
Wharf Holdings Ltd.	49,000	299,777
Wheelock & Co., Ltd.	29,000	136,593

		9,112,636

Total Financials		227,980,520

Health Care (7.2%)
Biotechnology (1.0%)
Actelion Ltd. (Registered)*	3,758	$630,579
Alexion Pharmaceuticals, Inc.*	10,300	1,202,628
Amgen, Inc.	34,381	5,231,069
Biogen, Inc.*	10,010	2,420,618
Celgene Corp.*	35,760	3,527,009
CSL Ltd.	16,933	1,423,760
Genmab A/S*	2,075	377,981
Gilead Sciences, Inc.	62,498	5,213,583
Grifols S.A.	10,913	246,441
Regeneron Pharmaceuticals, Inc.*	3,600	1,257,228
Shire plc	32,822	2,021,162
Vertex Pharmaceuticals, Inc.*	11,273	969,704

		24,521,762

Health Care Equipment & Supplies (1.0%)
Abbott Laboratories	67,350	2,647,528
Baxter International, Inc.	25,030	1,131,857
Becton Dickinson and Co.	9,693	1,643,836
Boston Scientific Corp.*	61,615	1,439,943
C.R. Bard, Inc.	3,395	798,368
Cochlear Ltd.	2,093	189,838
Coloplast A/S, Class B	4,434	330,986
Cyberdyne, Inc. (x)*	3,675	82,289
Dentsply Sirona, Inc.	11,009	682,998
Edwards Lifesciences Corp.*	9,798	977,155
Essilor International S.A.	7,523	1,001,258
Getinge AB, Class B	7,322	150,377
Hologic, Inc.*	11,250	389,250
Hoya Corp.	14,800	526,941
Intuitive Surgical, Inc.*	1,727	1,142,255
Medtronic plc	64,283	5,577,836
Olympus Corp.	10,700	398,082
Smith & Nephew plc	32,760	555,591
Sonova Holding AG (Registered)	1,950	259,082
St. Jude Medical, Inc.	12,945	1,009,710
Stryker Corp.	14,335	1,717,763
Sysmex Corp.	5,800	396,461
Terumo Corp.	12,500	530,016
Varian Medical Systems, Inc.*	4,370	359,345
William Demant Holding A/S*	4,480	87,125
Zimmer Biomet Holdings, Inc.	8,170	983,505

		25,009,395

Health Care Providers & Services (1.1%)
Aetna, Inc.	15,967	1,950,050
Alfresa Holdings Corp.	6,900	143,695
AmerisourceBergen Corp.	8,735	692,860
Anthem, Inc.	11,935	1,567,543
Cardinal Health, Inc.	15,070	1,175,611
Centene Corp.*	7,770	554,545
Cigna Corp.	11,685	1,495,563
DaVita HealthCare Partners, Inc.*	7,560	584,539
Express Scripts Holding Co.*	28,939	2,193,576
Fresenius Medical Care AG & Co. KGaA	8,012	693,244
Fresenius SE & Co. KGaA	14,974	1,103,363
HCA Holdings, Inc.*	13,968	1,075,676

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Healthscope Ltd.	63,476	$135,928
Henry Schein, Inc.*	3,746	662,293
Humana, Inc.	6,770	1,217,788
Laboratory Corp. of America Holdings*	4,665	607,710
McKesson Corp.	10,445	1,949,559
Mediclinic International plc	13,485	197,436
Medipal Holdings Corp.	6,200	101,735
Miraca Holdings, Inc.	2,100	90,497
Patterson Cos., Inc.	3,775	180,785
Quest Diagnostics, Inc.	6,535	532,014
Ramsay Health Care Ltd.	5,175	278,281
Ryman Healthcare Ltd.	13,718	91,405
Sonic Healthcare Ltd.	14,366	232,226
Suzuken Co., Ltd.	2,850	89,595
UnitedHealth Group, Inc.	43,485	6,140,082
Universal Health Services, Inc., Class B	4,150	556,515

		26,294,114

Health Care Technology (0.1%)
Cerner Corp.*	13,800	808,680
M3, Inc. (x)	7,104	246,034

		1,054,714

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	14,980	664,513
Illumina, Inc.*	6,725	944,056
Lonza Group AG (Registered)*	1,936	320,821
PerkinElmer, Inc.	5,020	263,148
QIAGEN N.V.*	8,089	175,205
Thermo Fisher Scientific, Inc.	18,115	2,676,672
Waters Corp.*	3,715	522,515

		5,566,930

Pharmaceuticals (3.8%)
AbbVie, Inc.	73,625	4,558,124
Allergan plc*	18,061	4,173,716
Astellas Pharma, Inc.	77,200	1,208,125
AstraZeneca plc	46,251	2,753,277
Bayer AG (Registered)	30,253	3,043,821
Bristol-Myers Squibb Co.	76,305	5,612,233
Chugai Pharmaceutical Co., Ltd.	8,200	291,343
Daiichi Sankyo Co., Ltd.	22,000	530,849
Eisai Co., Ltd.	9,300	516,718
Eli Lilly & Co.	44,470	3,502,013
Endo International plc*	9,303	145,034
Galenica AG (Registered)	143	192,633
GlaxoSmithKline plc	178,166	3,830,266
Hikma Pharmaceuticals plc	5,255	173,291
Hisamitsu Pharmaceutical Co., Inc.	2,300	131,915
Johnson & Johnson	126,140	15,300,782
Kyowa Hakko Kirin Co., Ltd.	9,000	152,855
Mallinckrodt plc*	5,115	310,890
Merck & Co., Inc.	126,860	7,308,405
Merck KGaA	4,729	481,451
Mitsubishi Tanabe Pharma Corp.	8,000	143,492
Mylan N.V.*	18,815	813,561
Novartis AG (Registered)	83,244	6,847,966
Novo Nordisk A/S, Class B	67,911	3,652,054

Ono Pharmaceutical Co., Ltd.	15,100	$652,050
Orion Oyj, Class B	3,745	145,479
Otsuka Holdings Co., Ltd. (x)	14,286	658,316
Perrigo Co. plc	6,680	605,676
Pfizer, Inc.	276,474	9,734,650
Roche Holding AG	25,703	6,786,378
Sanofi	42,991	3,613,735
Santen Pharmaceutical Co., Ltd.	13,600	212,092
Shionogi & Co., Ltd.	10,900	592,798
Sumitomo Dainippon Pharma Co., Ltd.	5,800	100,125
Taisho Pharmaceutical Holdings Co., Ltd.	1,319	138,223
Takeda Pharmaceutical Co., Ltd.	26,000	1,122,265
Taro Pharmaceutical Industries Ltd. (x)*	549	79,934
Teva Pharmaceutical Industries Ltd.	33,631	1,702,347
UCB S.A.	4,626	345,907
Zoetis, Inc.	20,888	991,344

		93,156,133

Total Health Care		175,603,048

Industrials (5.8%)
Aerospace & Defense (1.1%)
Airbus Group SE	21,549	1,251,316
BAE Systems plc	115,849	812,322
Boeing Co.	28,485	3,699,347
Cobham plc	34,867	73,149
General Dynamics Corp.	13,375	1,862,335
Honeywell International, Inc.	35,150	4,088,648
L-3 Communications Holdings, Inc.	3,580	525,150
Leonardo-Finmeccanica S.p.A.*	14,806	150,431
Lockheed Martin Corp.	12,040	2,987,967
Meggitt plc	28,359	153,837
Northrop Grumman Corp.	8,260	1,836,033
Raytheon Co.	13,670	1,858,437
Rockwell Collins, Inc.	5,995	510,414
Rolls-Royce Holdings plc (b)*†	3,997,797	5,322
Rolls-Royce Holdings plc*	67,266	638,743
Safran S.A.	11,443	777,698
Singapore Technologies Engineering Ltd.	57,000	134,557
Textron, Inc.	12,395	453,161
Thales S.A.	3,859	323,872
TransDigm Group, Inc.*	2,464	649,732
United Technologies Corp.	35,575	3,648,216
Zodiac Aerospace	7,412	174,409

		26,615,096

Air Freight & Logistics (0.3%)
Bollore S.A.	31,748	108,311
C.H. Robinson Worldwide, Inc.	6,560	487,080
Deutsche Post AG (Registered)	35,494	990,943
Expeditors International of Washington, Inc.	8,295	406,787
FedEx Corp.	11,745	1,782,656
Royal Mail plc	32,925	223,207
United Parcel Service, Inc., Class B	31,555	3,399,104

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Yamato Holdings Co., Ltd.	13,200	$302,329

		7,700,417

Airlines (0.2%)
Alaska Air Group, Inc.	5,672	330,621
American Airlines Group, Inc.	27,545	779,799
ANA Holdings, Inc.	42,000	119,167
Cathay Pacific Airways Ltd.	43,060	63,171
Delta Air Lines, Inc.	35,588	1,296,471
Deutsche Lufthansa AG (Registered)	8,497	98,923
easyJet plc	5,813	84,440
International Consolidated Airlines Group S.A.	29,603	147,511
Japan Airlines Co., Ltd.	4,379	140,550
Qantas Airways Ltd.*	18,862	39,770
Ryanair Holdings plc (ADR)	204	14,186
Singapore Airlines Ltd. (x)	20,000	158,624
Southwest Airlines Co.	29,125	1,141,991
United Continental Holdings, Inc.*	15,373	630,908

		5,046,132

Building Products (0.2%)
Allegion plc	4,388	304,659
Asahi Glass Co., Ltd. (x)	37,000	199,966
Assa Abloy AB, Class B	36,668	751,581
Cie de Saint-Gobain	17,444	667,779
Daikin Industries Ltd.	8,600	716,517
Fortune Brands Home & Security, Inc.	7,054	408,920
Geberit AG (Registered)	1,383	522,435
Lixil Group Corp.	9,800	161,115
Masco Corp.	15,220	470,907
Toto Ltd. (x)	5,500	217,933

		4,421,812

Commercial Services & Supplies (0.3%)
Aggreko plc	9,370	160,929
Babcock International Group plc	9,223	111,645
Brambles Ltd.	57,764	536,000
Cintas Corp.	4,020	394,483
Dai Nippon Printing Co., Ltd.	20,000	222,129
Edenred	7,583	156,460
G4S plc	56,762	140,510
ISS A/S	6,114	228,939
Park24 Co., Ltd.*	3,800	130,146
Pitney Bowes, Inc.	8,725	155,305
Republic Services, Inc.	10,860	557,227
Secom Co., Ltd.	7,700	568,350
Securitas AB, Class B	11,455	176,055
Societe BIC S.A.	1,053	148,899
Sohgo Security Services Co., Ltd.	2,700	132,700
Stericycle, Inc.*	3,865	402,424
Toppan Printing Co., Ltd.	19,000	162,882
Tyco International plc	19,370	825,162
Waste Management, Inc.	18,910	1,253,166

		6,463,411

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios S.A.	7,031	$192,658
Boskalis Westminster	3,218	110,996
Bouygues S.A.	7,576	218,963
CIMIC Group Ltd.	3,677	98,476
Eiffage S.A.	2,095	149,611
Ferrovial S.A.	17,712	344,142
Fluor Corp.	6,350	312,928
Hochtief AG	761	98,029
Jacobs Engineering Group, Inc.*	5,590	278,438
JGC Corp.	7,471	106,163
Kajima Corp.	33,000	227,918
Obayashi Corp.	24,000	254,096
OCI N.V.*	3,469	47,360
Quanta Services, Inc.*	6,885	159,181
Shimizu Corp.	20,000	186,184
Skanska AB, Class B	12,440	259,438
Taisei Corp.	38,595	314,727
Vinci S.A.	18,326	1,305,210

		4,664,518

Electrical Equipment (0.4%)
ABB Ltd. (Registered)*	71,980	1,417,755
Acuity Brands, Inc.	2,025	502,119
AMETEK, Inc.	10,737	496,372
Eaton Corp. plc	20,955	1,251,642
Emerson Electric Co.	29,385	1,532,722
Fuji Electric Co., Ltd.	20,000	83,976
Legrand S.A.	9,766	503,876
Mabuchi Motor Co., Ltd.	1,900	79,768
Mitsubishi Electric Corp.	71,000	841,859
Nidec Corp.	8,800	664,225
OSRAM Licht AG	3,256	168,269
Prysmian S.p.A.	7,136	156,433
Rockwell Automation, Inc.	6,035	692,939
Schneider Electric SE	20,422	1,208,598
Vestas Wind Systems A/S	8,198	556,353

		10,156,906

Industrial Conglomerates (1.2%)
3M Co.	27,660	4,843,819
CK Hutchison Holdings Ltd.	98,460	1,083,557
Danaher Corp.	27,340	2,761,340
DCC plc	3,239	284,791
General Electric Co.	426,525	13,427,007
Jardine Matheson Holdings Ltd.	9,100	523,250
Keihan Holdings Co., Ltd.	18,000	124,354
Keppel Corp., Ltd.	53,000	217,653
Koninklijke Philips N.V.	34,064	849,946
NWS Holdings Ltd.	55,000	87,372
Roper Technologies, Inc.	4,615	787,134
Seibu Holdings, Inc.	6,258	105,662
Sembcorp Industries Ltd.	35,000	73,717
Siemens AG (Registered)	27,987	2,866,934
Smiths Group plc	14,454	222,631
Toshiba Corp.	147,000	401,645

		28,660,812

Machinery (0.8%)
Alfa Laval AB	10,742	168,612
Alstom S.A.*	5,612	131,019

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Amada Holdings Co., Ltd.	13,000	$131,448
Andritz AG	2,664	126,582
Atlas Copco AB, Class A	24,567	636,125
Atlas Copco AB, Class B	14,276	337,047
Caterpillar, Inc.	26,620	2,018,062
CNH Industrial N.V.	37,187	270,364
Cummins, Inc.	7,435	835,991
Deere & Co. (x)	13,680	1,108,627
Dover Corp.	7,070	490,092
FANUC Corp.	7,236	1,171,265
Flowserve Corp.	5,910	266,955
GEA Group AG	6,690	314,441
Hino Motors Ltd.	9,816	97,136
Hitachi Construction Machinery Co., Ltd.	4,000	57,913
Hoshizaki Electric Co., Ltd.	1,900	185,320
IHI Corp. (x)	53,000	141,957
Illinois Tool Works, Inc.	14,945	1,556,671
IMI plc	9,949	128,561
Ingersoll-Rand plc	11,715	746,011
JTEKT Corp.	8,200	92,451
Kawasaki Heavy Industries Ltd.	51,000	142,707
Komatsu Ltd.	33,800	587,171
Kone Oyj, Class B	12,325	569,076
Kubota Corp. (x)	39,000	522,342
Kurita Water Industries Ltd.	3,700	82,322
Makita Corp.	4,100	270,349
MAN SE	1,290	131,322
Metso Oyj	4,126	97,493
Minebea Co., Ltd.	12,000	80,767
Mitsubishi Heavy Industries Ltd.	117,000	467,046
Nabtesco Corp.	4,523	108,002
NGK Insulators Ltd.	10,000	200,780
NSK Ltd.	16,000	118,342
PACCAR, Inc.	16,040	831,995
Parker-Hannifin Corp.	6,155	665,048
Pentair plc	8,323	485,148
Sandvik AB	39,007	388,787
Schindler Holding AG	1,619	293,375
Schindler Holding AG (Registered)	747	135,966
Sembcorp Marine Ltd.	30,000	35,021
SKF AB, Class B	14,564	232,552
SMC Corp.	2,100	512,256
Snap-on, Inc.	2,670	421,379
Stanley Black & Decker, Inc.	6,970	775,203
Sumitomo Heavy Industries Ltd.	20,000	87,288
THK Co., Ltd.	4,400	74,659
Volvo AB, Class B	56,404	556,997
Wartsila Oyj Abp	5,412	221,481
Weir Group plc	7,828	151,155
Xylem, Inc.	8,150	363,898
Yangzijiang Shipbuilding Holdings Ltd. (x)	70,187	47,288
Zardoya Otis S.A.	6,620	62,036

		20,731,901

Marine (0.0%)
A. P. Moeller – Maersk A/S, Class A	140	178,146
A. P. Moeller – Maersk A/S, Class B	234	308,528

Kuehne + Nagel International AG (Registered)	1,976	$276,262
Mitsui O.S.K. Lines Ltd.	41,000	86,917
Nippon Yusen KK	59,000	103,443

		953,296

Professional Services (0.2%)
Adecco Group AG (Registered)	6,064	305,479
Bureau Veritas S.A.	9,691	204,608
Capita plc	24,313	312,281
Dun & Bradstreet Corp.	1,660	202,254
Equifax, Inc.	5,410	694,644
Experian plc	35,113	666,956
Intertek Group plc	5,905	275,745
Nielsen Holdings plc	16,501	857,557
Randstad Holding N.V.	4,353	175,325
Recruit Holdings Co., Ltd.	10,341	376,072
Robert Half International, Inc.	5,965	227,624
SEEK Ltd.	11,971	136,595
SGS S.A. (Registered)	201	460,888
Verisk Analytics, Inc.*	7,054	571,938

		5,467,966

Road & Rail (0.5%)
Asciano Ltd.	21,410	141,766
Aurizon Holdings Ltd.	76,582	277,410
Central Japan Railway Co.	5,276	933,833
ComfortDelGro Corp., Ltd.	78,000	159,869
CSX Corp.	43,990	1,147,259
DSV A/S	7,043	296,120
East Japan Railway Co.	12,300	1,133,361
Hankyu Hanshin Holdings, Inc.	44,000	327,488
J.B. Hunt Transport Services, Inc.	4,041	327,038
Kansas City Southern	4,950	445,945
Keikyu Corp.	17,000	170,279
Keio Corp.	21,000	197,341
Keisei Electric Railway Co., Ltd.	10,467	134,246
Kintetsu Group Holdings Co., Ltd.	66,000	281,659
MTR Corp. Ltd.	9,000	45,670
MTR Corp., Ltd. (x)	44,500	225,811
Nagoya Railroad Co., Ltd.	33,000	185,132
Nippon Express Co., Ltd.	30,000	136,744
Norfolk Southern Corp.	13,650	1,162,025
Odakyu Electric Railway Co., Ltd.	22,000	256,761
Ryder System, Inc.	2,430	148,570
Tobu Railway Co., Ltd.	35,000	191,519
Tokyu Corp.	39,000	341,044
Union Pacific Corp.	38,690	3,375,703
West Japan Railway Co.	6,025	380,820

		12,423,413

Trading Companies & Distributors (0.3%)
AerCap Holdings N.V.*	6,230	209,266
Ashtead Group plc	18,414	264,262
Brenntag AG	5,653	273,179
Bunzl plc	12,263	379,301
Fastenal Co.	13,150	583,728
ITOCHU Corp.	55,000	668,275
Marubeni Corp.	60,000	269,342

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Mitsubishi Corp.	55,300	$966,907
Mitsui & Co., Ltd.	62,400	738,856
Noble Group Ltd. (x)*	160,000	24,064
Rexel S.A.*	11,043	139,418
Sumitomo Corp.	43,500	435,353
Toyota Tsusho Corp.	7,800	167,324
Travis Perkins plc	9,143	182,910
United Rentals, Inc.*	4,150	278,465
W.W. Grainger, Inc. (x)	2,616	594,486
Wolseley plc	9,338	483,944

		6,659,080

Transportation Infrastructure (0.1%)
Abertis Infraestructuras S.A.	19,928	292,882
Aena S.A.§	2,470	325,246
Aeroports de Paris S.A.	1,087	120,227
Atlantia S.p.A.	15,105	376,739
Auckland International Airport Ltd.	34,849	161,985
Fraport AG Frankfurt Airport Services Worldwide	1,521	81,261
Groupe Eurotunnel SE (Registered)	17,103	182,017
Hutchison Port Holdings Trust (x)	191,210	87,290
Japan Airport Terminal Co., Ltd.	1,700	61,227
Kamigumi Co., Ltd.	9,000	82,697
Mitsubishi Logistics Corp.	4,000	55,760
Sydney Airport	39,965	207,656
Transurban Group	74,467	667,890

		2,702,877

Total Industrials		142,667,637

Information Technology (7.7%)
Communications Equipment (0.4%)
Cisco Systems, Inc.	230,020	6,599,274
F5 Networks, Inc.*	3,135	356,888
Harris Corp.	5,690	474,774
Juniper Networks, Inc.	16,050	360,964
Motorola Solutions, Inc.	7,255	478,612
Nokia Oyj	211,067	1,200,964
Telefonaktiebolaget LM Ericsson, Class B	111,334	850,996

		10,322,472

Electronic Equipment, Instruments & Components (0.3%)
Alps Electric Co., Ltd.	6,715	126,487
Amphenol Corp., Class A	14,040	804,913
Corning, Inc.	50,845	1,041,306
FLIR Systems, Inc.	6,245	193,283
Hamamatsu Photonics KK	5,200	144,780
Hexagon AB, Class B	9,454	344,125
Hirose Electric Co., Ltd.	1,235	150,975
Hitachi High-Technologies Corp.	2,441	66,489
Hitachi Ltd.	176,000	731,615
Ingenico Group S.A.	2,008	235,273
Keyence Corp.	1,700	1,146,569
Kyocera Corp.	11,700	554,726
Murata Manufacturing Co., Ltd.	7,000	785,249

Nippon Electric Glass Co., Ltd.	15,000	$62,570
Omron Corp. (x)	7,000	226,813
Shimadzu Corp.	8,000	119,064
TDK Corp.	4,500	250,743
TE Connectivity Ltd.	16,890	964,588
Yaskawa Electric Corp.	9,000	116,594
Yokogawa Electric Corp.	8,300	93,196

		8,159,358

Internet Software & Services (1.4%)
Akamai Technologies, Inc.*	8,080	451,915
Alphabet, Inc., Class A*	13,404	9,430,116
Alphabet, Inc., Class C*	13,628	9,431,939
Auto Trader Group plc§	36,622	173,167
eBay, Inc.*	49,535	1,159,614
Facebook, Inc., Class A*	104,936	11,992,086
Kakaku.com, Inc. (x)	5,221	102,922
Mixi, Inc.	1,696	69,456
United Internet AG (Registered)	4,500	185,671
VeriSign, Inc. (x)*	4,390	379,559
Yahoo! Japan Corp.	52,088	229,389
Yahoo!, Inc.*	39,800	1,494,888

		35,100,722

IT Services (1.4%)
Accenture plc, Class A	28,710	3,252,556
Alliance Data Systems Corp.*	2,730	534,862
Amadeus IT Holding S.A., Class A	16,054	703,302
Atos SE	3,219	268,879
Automatic Data Processing, Inc.	20,925	1,922,380
Capgemini S.A.	5,984	522,234
Cognizant Technology Solutions Corp., Class A*	27,850	1,594,134
Computershare Ltd.	17,055	117,476
CSRA, Inc.	6,185	144,914
Fidelity National Information Services, Inc.	12,625	930,210
Fiserv, Inc.*	10,170	1,105,784
Fujitsu Ltd.	68,000	249,184
Global Payments, Inc.	7,057	503,729
International Business Machines Corp.	40,445	6,138,742
MasterCard, Inc., Class A	44,810	3,945,969
Nomura Research Institute Ltd.	4,550	165,713
NTT Data Corp.	4,618	217,616
Obic Co., Ltd.	2,370	129,566
Otsuka Corp.	1,900	88,281
Paychex, Inc.	14,655	871,972
PayPal Holdings, Inc.*	50,835	1,855,986
Teradata Corp.*	6,080	152,426
Total System Services, Inc.	7,665	407,088
Visa, Inc., Class A	87,740	6,507,676
Western Union Co.	22,900	439,222
Worldpay Group plc*§	51,217	186,425
Xerox Corp.	43,505	412,862

		33,369,188

Semiconductors & Semiconductor Equipment (1.2%)
Analog Devices, Inc.	14,140	800,890
Applied Materials, Inc.	51,665	1,238,410

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

ARM Holdings plc	51,525	$780,396
ASM Pacific Technology Ltd.	8,800	63,262
ASML Holding N.V.	13,475	1,335,684
Broadcom Ltd.	16,938	2,632,165
First Solar, Inc.*	3,440	166,771
Infineon Technologies AG	41,375	594,579
Intel Corp.	215,955	7,083,324
KLA-Tencor Corp.	7,130	522,272
Lam Research Corp.	7,279	611,873
Linear Technology Corp.	10,930	508,573
Microchip Technology, Inc. (x)	9,760	495,418
Micron Technology, Inc.*	47,395	652,155
NVIDIA Corp.	23,340	1,097,213
NXP Semiconductors N.V.*	10,760	842,938
Qorvo, Inc.*	5,865	324,100
QUALCOMM, Inc.	68,305	3,659,099
Rohm Co., Ltd.	3,300	129,392
Skyworks Solutions, Inc.	8,742	553,194
STMicroelectronics N.V. (x)	23,318	137,410
Texas Instruments, Inc.	45,960	2,879,394
Tokyo Electron Ltd.	5,800	487,629
Xilinx, Inc.	11,645	537,184

		28,133,325

Software (1.7%)
Activision Blizzard, Inc.	23,139	916,999
Adobe Systems, Inc.*	22,785	2,182,575
Autodesk, Inc.*	10,260	555,476
CA, Inc.	13,505	443,369
Check Point Software Technologies Ltd. (x)*	4,799	382,384
Citrix Systems, Inc.*	7,030	563,033
Dassault Systemes S.A.	4,696	358,586
Electronic Arts, Inc.*	14,115	1,069,352
Gemalto N.V.	2,931	179,515
GungHo Online Entertainment, Inc. (x)	15,480	41,690
Intuit, Inc.	11,765	1,313,092
Konami Corp.	3,400	128,740
Microsoft Corp.	361,585	18,502,304
Mobileye N.V. (x)*	6,416	296,034
Nexon Co., Ltd.	6,353	93,329
Nice Ltd.	2,220	139,401
Nintendo Co., Ltd.	4,200	599,278
Oracle Corp.	144,015	5,894,534
Oracle Corp. Japan	1,400	74,513
Red Hat, Inc.*	8,325	604,395
Sage Group plc	39,485	343,373
salesforce.com, Inc.*	28,806	2,287,484
SAP SE	35,955	2,687,551
Symantec Corp.	27,840	571,834
Trend Micro, Inc.	4,100	146,024

		40,374,865

Technology Hardware, Storage & Peripherals (1.3%)
Apple, Inc.	253,457	24,230,489
Brother Industries Ltd.	8,600	91,763
Canon, Inc. (x)	38,977	1,112,194
EMC Corp.	88,970	2,417,315
Fujifilm Holdings Corp.	16,000	618,298
Hewlett Packard Enterprise Co.	78,475	1,433,738
HP, Inc.	78,925	990,509

Konica Minolta, Inc.	16,500	$119,657
NEC Corp.	95,000	220,400
NetApp, Inc.	13,190	324,342
Ricoh Co., Ltd. (x)	24,000	207,393
Seagate Technology plc (x)	13,540	329,834
Seiko Epson Corp.	10,200	162,999
Western Digital Corp.	12,825	606,110

		32,865,041

Total Information Technology		188,324,971

Materials (2.2%)
Chemicals (1.3%)
Air Liquide S.A.	12,593	1,319,763
Air Products and Chemicals, Inc.	8,895	1,263,446
Air Water, Inc.	6,000	87,848
Akzo Nobel N.V.	9,059	569,930
Albemarle Corp.	5,164	409,557
Arkema S.A. (x)	2,452	189,219
Asahi Kasei Corp.	46,000	318,760
BASF SE	33,602	2,563,400
CF Industries Holdings, Inc.	10,630	256,183
Chr Hansen Holding A/S	3,618	237,575
Covestro AG (b)§	2,593	115,543
Croda International plc	4,802	201,272
Daicel Corp.	11,000	113,769
Dow Chemical Co.	51,035	2,536,950
E.I. du Pont de Nemours & Co.	39,815	2,580,012
Eastman Chemical Co.	6,770	459,683
Ecolab, Inc.	12,170	1,443,362
EMS-Chemie Holding AG (Registered)	300	155,138
Evonik Industries AG	5,115	152,247
FMC Corp.	6,100	282,491
Fuchs Petrolub SE (Preference) (q)	2,543	99,876
Givaudan S.A. (Registered)	338	679,189
Hitachi Chemical Co., Ltd.	3,800	70,441
Incitec Pivot Ltd.	61,722	138,400
International Flavors & Fragrances, Inc.	3,645	459,525
Israel Chemicals Ltd.	18,660	72,881
Johnson Matthey plc	7,081	268,049
JSR Corp.	7,000	92,109
K+S AG (Registered) (x)	7,002	143,663
Kaneka Corp.	10,000	66,240
Kansai Paint Co., Ltd.	8,148	164,134
Koninklijke DSM N.V.	6,638	384,618
Kuraray Co., Ltd. (x)	13,000	154,606
Lanxess AG	3,349	146,346
Linde AG	6,795	945,751
LyondellBasell Industries N.V., Class A	15,816	1,177,027
Mitsubishi Chemical Holdings Corp.	49,500	225,764
Mitsubishi Gas Chemical Co., Inc.	13,000	67,432
Mitsui Chemicals, Inc.	33,000	120,353
Monsanto Co.	20,120	2,080,609
Mosaic Co.	16,075	420,843
Nippon Paint Holdings Co., Ltd.	6,000	147,372

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Nitto Denko Corp.	6,100	$384,660
Novozymes A/S, Class B	8,536	411,355
Orica Ltd.	13,661	126,562
PPG Industries, Inc.	12,210	1,271,672
Praxair, Inc.	13,030	1,464,442
Sherwin-Williams Co.	3,615	1,061,617
Shin-Etsu Chemical Co., Ltd.	14,300	834,145
Sika AG	79	330,469
Solvay S.A.	2,712	252,101
Sumitomo Chemical Co., Ltd.	57,000	233,750
Symrise AG	4,512	307,450
Syngenta AG (Registered)	3,401	1,307,264
Taiyo Nippon Sanso Corp.	4,000	36,564
Teijin Ltd.	34,000	111,986
Toray Industries, Inc.	53,000	450,440
Umicore S.A.	3,483	179,471
Yara International ASA	6,542	207,693

		32,353,017

Construction Materials (0.2%)
Boral Ltd.	27,203	127,473
CRH plc	30,113	868,361
Fletcher Building Ltd.	25,265	155,332
HeidelbergCement AG	5,156	386,599
Imerys S.A.	1,310	83,698
James Hardie Industries plc (CDI)	16,298	249,646
LafargeHolcim Ltd. (Registered)*	16,653	695,622
Martin Marietta Materials, Inc.	2,947	565,824
Taiheiyo Cement Corp.	43,000	101,344
Vulcan Materials Co.	6,110	735,400

		3,969,299

Containers & Packaging (0.1%)
Amcor Ltd.	42,369	473,843
Avery Dennison Corp.	4,080	304,980
Ball Corp.	6,490	469,162
International Paper Co.	18,795	796,532
Owens-Illinois, Inc.*	7,350	132,373
Sealed Air Corp.	8,935	410,742
Toyo Seikan Group Holdings Ltd.	5,965	113,406
WestRock Co.	11,570	449,726

		3,150,764

Metals & Mining (0.5%)
Alcoa, Inc.	60,110	557,220
Alumina Ltd.	89,551	87,565
Anglo American plc	51,285	498,027
Antofagasta plc (x)	14,426	89,618
ArcelorMittal S.A.*	67,292	309,819
BHP Billiton Ltd.	117,495	1,673,469
BHP Billiton plc	77,267	971,910
Boliden AB	10,006	194,383
Fortescue Metals Group Ltd. (x)	56,957	153,300
Freeport-McMoRan, Inc.	57,220	637,431
Fresnillo plc	8,088	178,739
Glencore plc*	447,620	914,550
Hitachi Metals Ltd.	8,000	80,941
JFE Holdings, Inc.	19,100	247,159
Kobe Steel Ltd.	113,000	92,002

Maruichi Steel Tube Ltd.	2,100	$73,236
Mitsubishi Materials Corp.	40,000	95,276
Newcrest Mining Ltd.*	28,042	482,202
Newmont Mining Corp.	24,145	944,552
Nippon Steel & Sumitomo Metal Corp.	29,314	560,157
Norsk Hydro ASA	49,199	179,812
Nucor Corp.	14,515	717,186
Randgold Resources Ltd.	3,420	383,999
Rio Tinto Ltd.	15,519	534,427
Rio Tinto plc	45,241	1,398,405
South32 Ltd.*	194,762	227,602
Sumitomo Metal Mining Co., Ltd.	18,000	181,682
thyssenkrupp AG	13,458	268,629
voestalpine AG (x)	4,160	139,204

		12,872,502

Paper & Forest Products (0.1%)
Mondi plc	13,435	250,384
Oji Holdings Corp.	31,000	118,886
Stora Enso Oyj, Class R	20,154	162,393
UPM-Kymmene Oyj	19,526	357,949

		889,612

Total Materials		53,235,194

Telecommunication Services (1.9%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	281,196	12,150,479
Bezeq Israeli Telecommunication Corp., Ltd.	75,877	150,719
BT Group plc	309,779	1,710,553
CenturyLink, Inc.	24,829	720,289
Deutsche Telekom AG (Registered)	117,969	2,007,187
Elisa Oyj	5,203	199,900
Frontier Communications Corp. (x)	53,390	263,747
HKT Trust & HKT Ltd. (x)	96,950	139,888
Iliad S.A.	966	196,364
Inmarsat plc	16,460	176,673
Koninklijke KPN N.V.	124,977	453,309
Level 3 Communications, Inc.*	13,204	679,874
Nippon Telegraph & Telephone Corp.	25,318	1,188,516
Numericable-SFR S.A.	4,008	101,450
Orange S.A.	72,679	1,187,140
PCCW Ltd. (x)	153,000	102,673
Proximus SADP	5,565	176,227
Singapore Telecommunications Ltd.	291,000	899,499
Spark New Zealand Ltd.	66,935	169,641
Swisscom AG (Registered)	948	470,923
TDC A/S	29,705	145,398
Telecom Italia S.p.A.*	370,407	303,880
Telecom Italia S.p.A. (RNC)	220,518	141,878
Telefonica Deutschland Holding AG	27,205	112,039
Telefonica S.A.	163,809	1,565,778
Telenor ASA	27,464	453,630
Telia Co. AB	95,046	448,379

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Telstra Corp., Ltd.	156,540	$651,465
TPG Telecom Ltd.	12,416	110,465
Verizon Communications, Inc.	186,225	10,398,804
Vivendi S.A.	42,552	806,240
Vocus Communications Ltd.†	16,547	104,577

		38,387,584

Wireless Telecommunication Services (0.3%)
KDDI Corp.	68,910	2,097,712
Millicom International Cellular S.A. (SDR)	2,418	147,881
NTT DoCoMo, Inc.	52,315	1,407,687
SoftBank Group Corp.	35,200	1,991,438
StarHub Ltd.	21,924	61,753
Tele2 AB, Class B	11,768	102,942
Vodafone Group plc	971,520	2,957,493

		8,766,906

Total Telecommunication Services		47,154,490

Utilities (1.9%)
Electric Utilities (1.1%)
Alliant Energy Corp.	10,444	414,627
American Electric Power Co., Inc.	22,450	1,573,520
AusNet Services	64,709	79,401
Cheung Kong Infrastructure Holdings Ltd.	24,000	206,644
Chubu Electric Power Co., Inc.	23,600	336,038
Chugoku Electric Power Co., Inc.	10,200	129,116
CLP Holdings Ltd.	60,000	613,420
Contact Energy Ltd.	26,356	97,670
Duke Energy Corp.	31,439	2,697,152
Edison International	14,895	1,156,895
EDP – Energias de Portugal S.A.	84,720	260,188
Electricite de France S.A.	9,132	112,251
Endesa S.A.	11,620	233,707
Enel S.p.A.	278,951	1,240,634
Entergy Corp.	8,170	664,629
Eversource Energy	14,470	866,753
Exelon Corp.	42,050	1,528,938
FirstEnergy Corp.	19,330	674,810
Fortum Oyj	16,250	260,351
HK Electric Investments & HK Electric Investments Ltd. (x)§	96,978	90,615
Hokuriku Electric Power Co.	6,200	76,558
Iberdrola S.A.	198,928	1,343,675
Kansai Electric Power Co., Inc. (x)*	25,800	250,160
Kyushu Electric Power Co., Inc.*	15,600	155,469
Mighty River Power Ltd.	25,608	55,175
NextEra Energy, Inc.	21,040	2,743,616
PG&E Corp.	22,535	1,440,437
Pinnacle West Capital Corp.	5,090	412,595
Power Assets Holdings Ltd.	51,000	468,219
PPL Corp.	30,800	1,162,700
Red Electrica Corporacion S.A.	3,959	352,963

Shikoku Electric Power Co., Inc. (x)	6,200	$73,006
Southern Co.	41,705	2,236,639
SSE plc	36,811	769,715
Terna Rete Elettrica Nazionale S.p.A. (x)	55,150	307,298
Tohoku Electric Power Co., Inc.	16,600	208,174
Tokyo Electric Power Co., Inc.*	52,900	223,074
Xcel Energy, Inc.	23,190	1,038,448

		26,555,280

Gas Utilities (0.1%)
AGL Resources, Inc.	5,493	362,373
APA Group	40,766	282,377
Enagas S.A.	8,298	252,450
Gas Natural SDG S.A.	12,813	254,095
Hong Kong & China Gas Co., Ltd.	278,482	508,667
Osaka Gas Co., Ltd.	68,000	260,389
Snam S.p.A.	89,646	536,321
Toho Gas Co., Ltd.	13,633	110,917
Tokyo Gas Co., Ltd.	74,000	303,786

		2,871,375

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	30,130	376,022
Electric Power Development Co., Ltd.	5,400	125,512
Meridian Energy Ltd.	46,881	88,517
NRG Energy, Inc.	14,370	215,406

		805,457

Multi-Utilities (0.6%)
AGL Energy Ltd.	24,684	356,214
Ameren Corp.	11,070	593,131
CenterPoint Energy, Inc.	19,640	471,360
Centrica plc	198,486	599,248
CMS Energy Corp.	12,625	578,983
Consolidated Edison, Inc.	13,430	1,080,309
Dominion Resources, Inc.	27,240	2,122,813
DTE Energy Co.	8,210	813,775
DUET Group (x)	84,918	158,932
E.ON SE	73,204	732,380
Engie S.A.	53,455	862,682
National Grid plc	137,033	2,015,139
NiSource, Inc.	14,595	387,059
Public Service Enterprise Group, Inc.	23,125	1,077,856
RWE AG*	17,904	282,927
SCANA Corp.	6,520	493,303
Sempra Energy	10,770	1,227,995
Suez	11,911	187,599
TECO Energy, Inc.	10,725	296,439
Veolia Environnement S.A.	16,488	358,194
WEC Energy Group, Inc.	14,410	940,973

		15,637,311

Water Utilities (0.1%)
American Water Works Co., Inc.	8,128	686,897
Severn Trent plc	8,605	281,100

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

United Utilities Group plc	24,946	$347,366

		1,315,363

Total Utilities		47,184,786

Total Common Stocks (51.6%) (Cost $1,203,151,802)		1,265,600,712

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Government Securities (25.2%)
U.S. Government Agencies (1.3%)
Federal Home Loan Bank
4.750%, 12/16/16	$100,000	101,916
5.000%, 11/17/17	6,720,000	7,112,672
Federal Home Loan Mortgage Corp.
2.000%, 8/25/16	1,135,000	1,137,584
0.750%, 1/12/18	970,000	971,027
0.875%, 3/7/18	2,130,000	2,135,861
3.750%, 3/27/19	3,030,000	3,270,322
2.375%, 1/13/22	4,363,000	4,622,274
Federal National Mortgage Association
1.250%, 1/30/17	1,070,000	1,074,719
1.125%, 4/27/17	1,045,000	1,049,436
0.875%, 12/20/17	960,000	963,895
1.625%, 11/27/18	4,460,000	4,552,891
1.750%, 6/20/19	4,859,000	4,986,997

		31,979,594

U.S. Treasuries (23.9%)
U.S. Treasury Bonds
7.125%, 2/15/23	1,110,000	1,528,006
U.S. Treasury Notes
3.000%, 8/31/16	990,000	994,355
1.000%, 9/30/16	33,335,000	33,390,993
3.000%, 9/30/16	1,445,000	1,454,603
1.000%, 10/31/16	885,000	886,940
0.875%, 1/31/17	1,375,000	1,378,713
3.125%, 1/31/17	1,327,100	1,347,680
0.875%, 2/28/17	845,000	847,360
3.000%, 2/28/17	735,000	747,342
2.750%, 5/31/17	505,000	515,186
2.500%, 6/30/17	520,000	530,144
2.375%, 7/31/17	2,114,100	2,156,052
4.750%, 8/15/17	1,974,000	2,066,608
1.875%, 8/31/17	2,110,000	2,142,505
0.750%, 10/31/17	3,870,000	3,879,788
2.250%, 11/30/17	4,910,000	5,025,798
2.625%, 1/31/18	5,365,000	5,537,084
3.500%, 2/15/18	1,150,000	1,204,024
2.750%, 2/28/18	5,920,000	6,132,345
2.875%, 3/31/18	2,420,000	2,515,666
2.375%, 6/30/18	5,250,000	5,434,878
1.500%, 8/31/18#	27,660,000	28,187,269
1.375%, 9/30/18	2,115,000	2,150,195
3.750%, 11/15/18	1,735,000	1,862,329
1.250%, 11/30/18	7,720,000	7,830,296
1.375%, 12/31/18	3,045,000	3,098,971
1.375%, 2/28/19	3,805,000	3,874,374
1.500%, 3/31/19	22,355,000	22,859,298
3.125%, 5/15/19	39,763,000	42,506,802
3.625%, 8/15/19#	51,867,000	56,494,512

1.500%, 11/30/19	$16,945,000	$17,339,336
1.250%, 1/31/20	8,450,000	8,574,109
3.625%, 2/15/20	9,258,000	10,188,592
1.125%, 3/31/20	22,333,000	22,561,782
1.375%, 3/31/20	6,140,000	6,256,204
1.500%, 5/31/20	8,715,000	8,917,981
1.625%, 6/30/20	9,955,000	10,237,901
1.625%, 7/31/20	8,735,000	8,983,060
1.375%, 8/31/20	21,510,000	21,906,801
1.375%, 10/31/20	10,075,000	10,257,806
2.625%, 11/15/20	16,025,000	17,169,756
3.625%, 2/15/21	29,105,000	32,572,872
1.250%, 3/31/21	10,170,000	10,289,279
3.125%, 5/15/21	2,430,000	2,673,475
2.125%, 8/15/21	15,585,000	16,422,694
2.000%, 11/15/21	5,675,000	5,949,051
2.000%, 2/15/22	2,415,000	2,529,949
1.750%, 5/15/22	2,015,000	2,082,357
1.625%, 8/15/22	4,960,000	5,086,615
1.625%, 11/15/22	2,585,000	2,646,141
2.000%, 2/15/23	4,365,000	4,572,551
1.750%, 5/15/23	6,680,000	6,890,903
2.500%, 8/15/23	8,760,000	9,491,083
2.750%, 11/15/23	11,415,000	12,584,591
2.750%, 2/15/24	17,216,000	19,006,700
2.375%, 8/15/24	13,500,000	14,532,539
2.250%, 11/15/24	2,390,000	2,549,528
2.000%, 2/15/25	12,485,000	13,061,334
2.125%, 5/15/25	11,805,000	12,469,031
2.000%, 8/15/25	19,170,000	20,039,202

		586,423,339

Total Long-Term Debt Securities (25.2%) (Cost $600,877,400)		618,402,933

	Number of Rights	Value (Note 1)
RIGHTS:
Industrials (0.0%)
Construction & Engineering (0.0%)
ACS Actividades de Construccion y Servicios S.A., expiring 7/11/16*	7,031	4,939

Trading Companies & Distributors (0.0%)
Noble Group Ltd., expiring 7/20/16*	160,000	10,999

Total Rights (0.0%) (Cost $35,002)		15,938

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (6.9%)
U.S. Treasury Bills
0.18%, 7/28/16 (p)	$99,626,000	99,611,993
0.23%, 8/18/16 (p)	71,309,000	71,286,423

Total Government Securities		170,898,416

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

Repurchase Agreements (0.8%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $2,000,025, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $2,040,000. (xx)	$2,000,000	$2,000,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $1,300,015, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $1,326,002. (xx)	1,300,000	1,300,000
HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $1,000,011, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $1,020,021. (xx)	1,000,000	1,000,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $1,500,015, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $1,530,007. (xx)	1,500,000	1,500,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $3,495,938, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $3,565,816. (xx)	3,495,897	3,495,897
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $1,000,013, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $1,020,014. (xx)	1,000,000	1,000,000

Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $2,000,027, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $2,040,027. (xx)	$2,000,000	$2,000,000
Natixis, 0.600%, dated 6/30/16, due 7/1/16, repurchase price $2,000,033, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50; total market value $2,040,034. (xx)	2,000,000	2,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $2,000,022, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $2,040,000. (xx)	2,000,000	2,000,000
RBC Capital Markets, 0.420%, dated 6/30/16, due 7/1/16, repurchase price $1,000,012, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-4.500%, maturing 8/1/26-3/1/46; total market value $1,020,000. (xx)	1,000,000	1,000,000
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $1,000,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $1,020,002. (xx)	1,000,000	1,000,000
RBS Securities, Inc., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $1,000,056, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-6.125%, maturing 2/28/17-5/15/44; total market value $1,020,019. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		19,295,897

Total Short-Term Investments (7.7%) (Cost $190,183,374)		190,194,313

Total Investments (84.5%) (Cost $1,994,247,578)		2,074,213,896
Other Assets Less Liabilities (15.5%)		379,391,330

Net Assets (100%)		$2,453,605,226

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

*	Non-income producing.
†	Securities (totaling $109,899 or 0.0% of net assets) held at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2016, the market value of these securities amounted to $1,568,124 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $29,707,221.
(b)	Illiquid Security.
(p)	Yield to maturity.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $20,560,448. This was secured by collateral of $19,295,897 which was received as cash and subsequently invested in short-term investments currently valued at $19,295,897, as reported in the Portfolio of Investments, and $2,362,907 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 7/28/16 - 5/15/45.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Depositary Receipt

Country Diversification As a Percentage of Total Net Assets
Australia	1.3%
Austria	0.0	#
Belgium	0.3
Chile	0.0	#
China	0.0	#
Denmark	0.3
Finland	0.2
France	1.7
Germany	1.5
Hong Kong	0.6
Ireland	0.6
Israel	0.1
Italy	0.3
Japan	4.1
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Mexico	0.0	#
Netherlands	0.7
New Zealand	0.0	#
Norway	0.1
Portugal	0.0	#
Singapore	0.3
South Africa	0.0	#
Spain	0.5
Sweden	0.5
Switzerland	1.9
United Kingdom	3.2
United States	66.3
Cash and Other	15.5

	100.0%

#	Percent shown is less than 0.05%.

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Notes	1,378	September-16	$180,883,270	$183,252,468	$2,369,198
5 Year U.S. Treasury Notes	205	September-16	25,087,311	25,043,633	(43,678)
E-Mini MSCI EAFE Index	8	September-16	621,855	646,080	24,225
EURO Stoxx 50 Index	557	September-16	17,400,977	17,647,633	246,656
Russell 2000 Mini Index	1,043	September-16	122,071,093	119,673,820	(2,397,273)
S&P MidCap 400 E-Mini Index	672	September-16	102,065,527	100,329,600	(1,735,927)

					$(1,536,799)

Sales
FTSE 100 Index	241	September-16	$19,170,599	$20,605,386	$(1,434,787)
S&P 500 E-Mini Index	106	September-16	11,042,356	11,078,060	(35,704)
SPI 200 Index	127	September-16	11,837,263	12,256,327	(419,064)
TOPIX Index	90	September-16	10,544,013	10,855,082	(311,069)

					$(2,200,624)

					$(3,737,423)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/20/16	BNP Paribas	19,800	$14,724,688	$14,407,622	$317,066
Australian Dollar vs. U.S. Dollar, expiring 9/20/16	BNP Paribas	3,227	2,399,593	2,394,813	4,780
Australian Dollar vs. U.S. Dollar, expiring 9/20/16	Credit Suisse	2,146	1,596,129	1,592,505	3,624
Australian Dollar vs. U.S. Dollar, expiring 9/20/16	HSBC Bank plc	3,227	2,399,593	2,391,483	8,110
Australian Dollar vs. U.S. Dollar, expiring 9/20/16	Royal Bank of Scotland	6,133	4,561,048	4,544,933	16,115
British Pound vs. U.S. Dollar, expiring 9/20/16	Barclays Bank plc	6,309	8,405,241	8,522,532	(117,291)
British Pound vs. U.S. Dollar, expiring 9/20/16	HSBC Bank plc	1,697	2,260,228	2,414,536	(154,308)
British Pound vs. U.S. Dollar, expiring 9/20/16	JPMorgan Chase Bank	1,997	2,660,112	2,810,547	(150,435)
European Union Euro vs. U.S. Dollar, expiring 9/20/16	BNP Paribas	4,099	4,562,260	4,642,798	(80,538)
European Union Euro vs. U.S. Dollar, expiring 9/20/16	Citibank N.A.	11,671	12,989,360	13,347,838	(358,478)
European Union Euro vs. U.S. Dollar, expiring 9/20/16	Citibank N.A.	10,898	12,128,473	12,463,193	(334,720)
European Union Euro vs. U.S. Dollar, expiring 9/20/16	Credit Suisse	3,007	3,347,064	3,362,466	(15,402)
European Union Euro vs. U.S. Dollar, expiring 9/20/16	Credit Suisse	10,935	12,170,140	12,409,190	(239,050)
European Union Euro vs. U.S. Dollar, expiring 9/20/16	JPMorgan Chase Bank	3,574	3,977,270	3,956,389	20,881
European Union Euro vs. U.S. Dollar, expiring 9/20/16	Royal Bank of Scotland	2,711	3,016,708	3,102,237	(85,529)
Japanese Yen vs. U.S. Dollar, expiring 9/20/16	Citibank N.A.	1,241,477	12,054,614	11,608,722	445,892
Japanese Yen vs. U.S. Dollar, expiring 9/20/16	Credit Suisse	489,036	4,748,485	4,574,455	174,030
Japanese Yen vs. U.S. Dollar, expiring 9/20/16	Credit Suisse	1,681,374	16,325,963	15,904,120	421,843
Japanese Yen vs. U.S. Dollar, expiring 9/20/16	Goldman Sachs International	1,148,559	11,152,387	10,799,073	353,314
Japanese Yen vs. U.S. Dollar, expiring 9/20/16	Royal Bank of Scotland	624,776	6,066,505	5,844,213	222,292
New Zealand Dollar vs. U.S. Dollar, expiring 9/20/16	BNP Paribas	13,702	9,744,331	9,719,221	25,110
New Zealand Dollar vs. U.S. Dollar, expiring 9/20/16	BNP Paribas	10,293	7,319,706	7,302,308	17,398
New Zealand Dollar vs. U.S. Dollar, expiring 9/20/16	Credit Suisse	16,636	11,830,701	11,541,712	288,989
Swiss Franc vs. U.S. Dollar, expiring 9/20/16	Barclays Bank plc	22,934	23,592,885	23,675,380	(82,495)

					$701,198

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/20/16	BNP Paribas	28,189	$20,274,559	$20,963,326	$(688,767)
Australian Dollar vs. U.S. Dollar, expiring 9/20/16	BNP Paribas	6,344	4,662,081	4,717,725	(55,644)
Australian Dollar vs. U.S. Dollar, expiring 9/20/16	JPMorgan Chase Bank	8,539	6,261,305	6,350,122	(88,817)
British Pound vs. U.S. Dollar, expiring 9/20/16	BNP Paribas	9,204	13,404,265	12,261,715	1,142,550
British Pound vs. U.S. Dollar, expiring 9/20/16	HSBC Bank plc	8,272	11,930,148	11,019,871	910,277
British Pound vs. U.S. Dollar, expiring 9/20/16	JPMorgan Chase Bank	4,405	5,827,026	5,869,101	(42,075)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 9/20/16	Citibank N.A.	7,680	$8,722,461	$8,547,630	$174,831
European Union Euro vs. U.S. Dollar, expiring 9/20/16	Credit Suisse	21,889	24,389,379	24,361,926	27,453
European Union Euro vs. U.S. Dollar, expiring 9/20/16	Credit Suisse	10,761	11,911,205	11,976,081	(64,876)
European Union Euro vs. U.S. Dollar, expiring 9/20/16	Credit Suisse	22,033	24,548,827	24,521,194	27,633
European Union Euro vs. U.S. Dollar, expiring 9/20/16	JPMorgan Chase Bank	2,711	3,090,207	3,016,708	73,499
European Union Euro vs. U.S. Dollar, expiring 9/20/16	JPMorgan Chase Bank	10,898	12,423,971	12,128,473	295,498
Japanese Yen vs. U.S. Dollar, expiring 9/20/16	Barclays Bank plc	128,890	1,262,225	1,251,504	10,721
Japanese Yen vs. U.S. Dollar, expiring 9/20/16	Barclays Bank plc	642,729	6,294,294	6,240,833	53,461
Japanese Yen vs. U.S. Dollar, expiring 9/20/16	Credit Suisse	1,730,513	16,183,381	16,803,100	(619,719)
Japanese Yen vs. U.S. Dollar, expiring 9/20/16	Deutsche Bank AG	642,729	6,288,559	6,240,833	47,726
Japanese Yen vs. U.S. Dollar, expiring 9/20/16	Deutsche Bank AG	128,890	1,261,075	1,251,504	9,571
Japanese Yen vs. U.S. Dollar, expiring 9/20/16	Goldman Sachs International	2,572,154	24,344,609	24,975,343	(630,734)
Japanese Yen vs. U.S. Dollar, expiring 9/20/16	Societe Generale S.A.	83,404	759,850	809,846	(49,996)
Japanese Yen vs. U.S. Dollar, expiring 9/20/16	Royal Bank of Scotland	541,371	4,967,166	5,256,659	(289,493)
New Zealand Dollar vs. U.S. Dollar, expiring 9/20/16	JPMorgan Chase Bank	21,232	14,836,977	15,099,525	(262,548)
Swiss Franc vs. U.S. Dollar, expiring 9/20/16	Credit Suisse	6,163	6,366,462	6,340,487	25,975
Swiss Franc vs. U.S. Dollar, expiring 9/20/16	Credit Suisse	7,248	7,546,951	7,455,750	91,201
Swiss Franc vs. U.S. Dollar, expiring 9/20/16	Royal Bank of Scotland	9,523	9,918,427	9,796,649	121,778

					$219,505

					$920,703

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$103,163,872	$51,147,704	$—	$154,311,576
Consumer Staples	88,227,601	57,196,061	—	145,423,662
Energy	61,401,103	22,313,725	—	83,714,828
Financials	131,628,817	96,351,703	—	227,980,520
Health Care	122,475,843	53,127,205	—	175,603,048
Industrials	86,130,072	56,532,243	5,322	142,667,637
Information Technology	166,855,406	21,469,565	—	188,324,971
Materials	23,888,547	29,346,647	—	53,235,194
Telecommunication Services	24,213,193	22,836,720	104,577	47,154,490
Utilities	30,336,453	16,848,333	—	47,184,786

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Forward Currency Contracts	$—	$5,331,618	$—	$5,331,618
Futures	2,640,079	—	—	2,640,079
Government Securities
U.S. Government Agencies	—	31,979,594	—	31,979,594
U.S. Treasuries	—	586,423,339	—	586,423,339
Rights
Industrials	—	15,938	—	15,938
Short-Term Investments
Government Securities	—	170,898,416	—	170,898,416
Repurchase Agreements	—	19,295,897	—	19,295,897

Total Assets	$840,960,986	$1,241,114,708	$109,899	$2,082,185,593

Liabilities:
Forward Currency Contracts	$—	$(4,410,915)	$—	$(4,410,915)
Futures	(6,377,502)	—	—	(6,377,502)

Total Liabilities	$(6,377,502)	$(4,410,915)	$—	$(10,788,417)

Total	$834,583,484	$1,236,703,793	$109,899	$2,071,397,176

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$2,369,198	*
Foreign exchange contracts	Receivables	5,331,618
Equity contracts	Receivables, Net assets – Unrealized appreciation	270,881	*

Total		$7,971,697

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(43,678	)*
Foreign exchange contracts	Payables	(4,410,915)
Equity contracts	Payables, Net assets – Unrealized depreciation	(6,333,824	)*

Total		$(10,788,417)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$5,586,125	$—	$5,586,125
Foreign exchange contracts	—	(5,142,119)	(5,142,119)
Equity contracts	(17,823,220)	—	(17,823,220)

Total	$(12,237,095)	$(5,142,119)	$(17,379,214)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$3,071,825	$—	$3,071,825
Foreign exchange contracts	—	(1,045,313)	(1,045,313)
Equity contracts	(1,431,143)	—	(1,431,143)

Total	$1,640,682	$(1,045,313)	$595,369

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns and held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $485,463,000 and futures contracts with an average notional balance of approximately $597,767,000 during the six months ended June 30, 2016.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2016:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$64,182	$(64,182)	$—	$—
BNP Paribas	1,506,904	(824,949)	—	681,955
Citibank N.A.	620,723	(620,723)	—	—
Credit Suisse	1,060,748	(939,047)	—	121,701
Deutsche Bank AG	57,297	—	—	57,297
Goldman Sachs International	353,314	(353,314)	—	—
HSBC Bank plc	918,387	(154,308)	—	764,079
JPMorgan Chase Bank	389,878	(389,878)	—	—
Royal Bank of Scotland	360,185	(360,185)	—	—

Total	$5,331,618	$(3,706,586)	$—	$1,625,032

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Bank plc	$199,786	$(64,182)	$—	$135,604
BNP Paribas	824,949	(824,949)	—	—
Citibank N.A.	693,198	(620,723)	—	72,475
Credit Suisse	939,047	(939,047)	—	—
Goldman Sachs International	630,734	(353,314)	—	277,420
HSBC Bank plc	154,308	(154,308)	—	—
JPMorgan Chase Bank	543,875	(389,878)	—	153,997
Royal Bank of Scotland	375,022	(360,185)	—	14,837
Societe Generale S.A.	49,996	—	—	49,996

Total	$4,410,915	$(3,706,586)	$—	$704,329

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$2,000,000	$—	$2,000,000	$(2,000,000)	$—
Deutsche Bank AG	1,300,000	—	1,300,000	(1,300,000)	—
HSBC Securities, Inc.	2,500,000	—	2,500,000	(2,500,000)	—
Merrill Lynch PFS, Inc.	3,495,897	—	3,495,897	(3,495,897)	—
Natixis	5,000,000	—	5,000,000	(5,000,000)	—
Nomura Securities Co., Ltd.	2,000,000	—	2,000,000	(2,000,000)	—
RBC Capital Markets	1,000,000	—	1,000,000	(1,000,000)	—
RBS Securities, Inc.	2,000,000	—	2,000,000	(2,000,000)	—

Total	$19,295,897	$—	$19,295,897	$(19,295,897)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$582,658,253
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$508,748,371

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$153,304,862
Aggregate gross unrealized depreciation	(77,842,436)

Net unrealized appreciation	$75,462,426

Federal income tax cost of investments	$1,998,751,470

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $1,974,951,681)	$2,054,917,999
Repurchase Agreements (Cost $19,295,897)	19,295,897
Cash	389,367,237
Foreign cash (Cost $1,581,862)	1,550,129
Dividends, interest and other receivables	6,237,405
Unrealized appreciation on forward foreign currency contracts	5,331,618
Due from broker for futures variation margin	3,330,835
Receivable from Separate Accounts for Trust shares sold	564,565
Security lending income receivable	17,879
Other assets	42,842

Total assets	2,480,656,406

LIABILITIES
Payable on return of securities loaned	19,295,897
Unrealized depreciation on forward foreign currency contracts	4,410,915
Investment management fees payable	1,440,740
Payable for securities purchased	824,184
Distribution fees payable – Class IB	503,249
Administrative fees payable	271,097
Payable to Separate Accounts for Trust shares redeemed	238,458
Trustees’ fees payable	5,064
Accrued expenses	61,576

Total liabilities	27,051,180

NET ASSETS	$2,453,605,226

Net assets were comprised of:
Paid in capital	$2,351,584,372
Accumulated undistributed net investment income (loss)	7,346,555
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	17,624,599
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	77,049,700

Net assets	$2,453,605,226

Class IB
Net asset value, offering and redemption price per share, $2,453,605,226 / 209,794,332 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.70

(x)	Includes value of securities on loan of $20,560,448.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends (net of $835,104 foreign withholding tax)	$15,224,549
Interest	5,172,723
Securities lending (net)	49,773

Total income	20,447,045

EXPENSES
Investment management fees	8,425,660
Distribution fees – Class IB	2,936,441
Administrative fees	1,598,698
Printing and mailing expenses	80,816
Custodian fees	59,696
Professional fees	54,727
Trustees’ fees	28,686
Miscellaneous	27,334

Gross expenses	13,212,058
Less: Waiver from investment manager	(109,864)

Net expenses	13,102,194

NET INVESTMENT INCOME (LOSS)	7,344,851

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	48,188,316
Futures	(12,237,095)
Foreign currency transactions	(5,395,654)

Net realized gain (loss)	30,555,567

Change in unrealized appreciation (depreciation) on:
Investments	(33,345,899)
Futures	1,640,682
Foreign currency translations	(1,134,667)

Net change in unrealized appreciation (depreciation)	(32,839,884)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,284,317)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,060,534

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,344,851	$10,541,495
Net realized gain (loss) on investments, futures and foreign currency transactions	30,555,567	15,011,889
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(32,839,884)	(48,330,700)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,060,534	(22,777,316)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(18,015,642)
Distributions from net realized capital gains
Class IB	—	(17,626,922)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(35,642,564)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 27,493,453 and 45,359,884 shares, respectively ]	315,683,406	547,221,099
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,083,448 shares, respectively ]	—	35,642,564
Capital shares repurchased [ (27,467,641) and (10,657,585) shares, respectively ]	(307,856,270)	(127,469,917)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	7,827,136	455,393,746

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,887,670	396,973,866
NET ASSETS:
Beginning of period	2,440,717,556	2,043,743,690

End of period (a)	$2,453,605,226	$2,440,717,556

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$7,346,555	$1,704

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,				February 18, 2011* to December 31, 2011
Class IB			2015	2014	2013	2012
Net asset value, beginning of period	$11.64		$11.88	$11.53	$10.28	$9.62	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.05	0.04	0.02	0.07	0.14
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.02	†	(0.11)	0.51	1.63	0.68	(0.52)†

Total from investment operations	0.06		(0.06)	0.55	1.65	0.75	(0.38)

Less distributions:
Dividends from net investment income	—		(0.09)	(0.10)	(0.03)	(0.04)	—
Distributions from net realized gains	—		(0.09)	(0.10)	(0.37)	(0.05)	—

Total dividends and distributions	—		(0.18)	(0.20)	(0.40)	(0.09)	—

Net asset value, end of period	$11.70		$11.64	$11.88	$11.53	$10.28	$9.62

Total return (b)	0.52%		(0.55)%	4.76%	16.12%	7.80%	(3.80)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,453,605		$2,440,718	$2,043,744	$1,334,809	$568,377	$66,090
Ratio of expenses to average net assets:
After waivers (a)(f)	1.12	%(j)	1.11%	1.15%	1.20%	1.20%	1.26%
Before waivers (a)(f)	1.12%		1.12%	1.15%	1.20%	1.22%	1.86%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.63%		0.46%	0.38%	0.15%	0.67%	1.67%
Before waivers (a)(f)	0.62%		0.44%	0.38%	0.15%	0.65%	1.08%
Portfolio turnover rate (z)^	29%		39%	25%	41%	96%	131%
*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.13% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Government Securities	46.7%
Asset-Backed and Mortgage-Backed Securities	11.6
Financials	3.1
Energy	0.6
Materials	0.4
Investment Companies	0.4
Telecommunication Services	0.3
Health Care	0.3
Consumer Discretionary	0.1
Consumer Staples	0.1
Industrials	0.0	#
Utilities	0.0	#
Repurchase Agreements	0.0	#
Information Technology	0.0	#
Cash and Other	36.4

	100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IB
Actual	$1,000.00	$1,004.07	$4.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.78	4.13
Class K
Actual	1,000.00	1,004.04	2.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.02	2.87

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.82% and 0.57%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (11.6%)
Asset-Backed Securities (5.8%)
Ally Master Owner Trust,
Series 2014-1 A2 1.290%, 1/15/19	$3,599,000	$3,603,895
ARI Fleet Lease Trust,
Series 2014-A A2 0.810%, 11/15/22§	456,209	455,781
BMW Floorplan Master Owner Trust,
Series 2015-1A A 0.942%, 7/15/20 (b)(l)§	5,074,000	5,074,000
Chrysler Capital Auto Receivables Trust,
Series 2015-BA A3 1.910%, 3/16/20 (b)§	4,116,000	4,169,934
CIT Equipment Collateral, Series 2013-VT1 A3 1.130%, 7/20/20§	353,806	354,004
CNH Equipment Trust,
Series 2013-A A3 0.690%, 6/15/18	528	528
Series 2014-B A4 1.610%, 5/17/21	3,386,769	3,409,339
CPS Auto Receivables Trust,
Series 2013-B A 1.820%, 9/15/20§	1,075,870	1,065,385
Series 2014-B A 1.110%, 11/15/18§	734,428	730,702
Dell Equipment Finance Trust,
Series 2015-1 A3 1.300%, 3/23/20 (b)§	1,713,000	1,715,451
Drive Auto Receivables Trust,
Series 2016-AA A2A 1.500%, 3/15/18 (b)§	1,928,207	1,928,400
Series 2016-BA A2 1.380%, 8/15/18 (b)§	4,302,000	4,302,417
Enterprise Fleet Financing LLC,
Series 2014-1 A2 0.870%, 9/20/19 (b)§	253,541	253,065
Exeter Automobile Receivables Trust,
Series 2014-2A A 1.060%, 8/15/18§	102,730	102,672
First National Master Note Trust,
Series 2013-2 A 0.972%, 10/15/19 (l)	1,979,000	1,980,074
Series 2015-1 A 1.212%, 9/15/20 (l)	3,200,000	3,204,617
Ford Credit Auto Owner Trust, Series 2013-A D 1.860%, 8/15/19	3,803,000	3,804,992
GE Dealer Floorplan Master Note Trust,
Series 2015-1 A 0.938%, 1/20/20 (l)	4,974,000	4,962,002
GMF Floorplan Owner Revolving Trust,
Series 2015-1 A1 1.650%, 5/15/20§	2,831,960	2,836,087
Harley-Davidson Motorcycle Trust,
Series 2015-1 A3 1.410%, 6/15/20	2,621,000	2,630,918
Hertz Fleet Lease Funding LP,
Series 2013-3 A 0.995%, 12/10/27 (l)§	1,585,527	1,586,619
Series 2014-1 A 0.845%, 4/10/28 (l)§	$2,919,036	$2,920,354
Hyundai Auto Lease Securitization Trust,
Series 2015-B A3 1.400%, 11/15/18§	2,648,000	2,658,509
Mercedes Benz Auto Lease Trust,
Series 2015-B A3 1.340%, 7/16/18	3,121,000	3,128,681
Navistar Financial Dealer Note Master Owner Trust,
Series 2014-1 A 1.203%, 10/25/19 (l)§	3,627,000	3,631,578
Porsche Innovative Lease Owner Trust,
Series 2015-1 A4 1.430%, 5/21/21 (b)§	5,823,000	5,853,725
Santander Drive Auto Receivables Trust,
Series 2013-2 E 2.980%, 4/15/20 (b)§	3,849,000	3,842,102
Series 2015-4 A2A 1.200%, 12/17/18	1,519,584	1,518,057
Synchrony Credit Card Master Note Trust,
Series 2012-2 A 2.220%, 1/15/22	5,784,000	5,921,771
Volkswagen Credit Auto Master Trust,
Series 2014-1A A1 0.798%, 7/22/19 (l)§	1,700,000	1,687,871
Series 2014-1A A2 1.400%, 7/22/19 (b)§	2,430,000	2,412,450
Volvo Financial Equipment LLC,
Series 2015-1A A3 1.510%, 6/17/19§	4,982,000	5,010,215
World Financial Network Credit Card Master Trust,
Series 2015-A A 0.922%, 2/15/22 (l)	3,297,000	3,299,829

		90,056,024

Non-Agency CMO (5.8%)
Banc of America Commercial Mortgage, Inc.,
Series 2007-4 A1A 5.774%, 2/10/51 (l)	4,293,286	4,414,692
Bear Stearns Commercial Mortgage Securities Trust,
Series 2006-PW14 A4 5.201%, 12/11/38	6,836,248	6,873,320
Bellemeade Reinsurance II Ltd., Series 2016-1A M2A 4.953%, 4/25/26 (b)(l)§	1,728,061	1,734,890
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3 A5 5.617%, 10/15/48	410,543	411,144
COMM Mortgage Trust,
Series 2006-C8 A1A 5.292%, 12/10/46	4,971,545	5,018,977
Series 2012-9W57 A 2.365%, 2/10/29§	2,140,632	2,151,471
Series 2014-SAVA A 1.593%, 6/15/34 (l)§	1,594,963	1,575,789
Commercial Mortgage Trust,
Series 2007-GG9 A4 5.444%, 3/10/39	1,275,579	1,288,475

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
DB-UBS Mortgage Trust,
Series 2011-LC1A A1 3.742%, 11/10/46§	$68,291	$69,065
Federal National Mortgage Association Connecticut Avenue Securities,
Series 2014-C04 2M1 2.553%, 11/25/24 (l)	1,619,255	1,625,710
Series 2015-C01 1M1 1.953%, 2/25/25 (l)	800,679	801,821
Series 2015-C03 1M1 1.953%, 7/25/25 (l)	1,381,833	1,384,189
Series 2016-C03 1M1 2.453%, 10/25/28 (l)	4,515,916	4,547,379
Series 2016-C03 2M1 2.653%, 10/25/28 (l)	2,576,147	2,593,344
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN2 M1 1.303%, 4/25/24 (l)	998,168	998,127
Series 2014-HQ1 M1 2.103%, 8/25/24 (l)	1,312,009	1,314,870
Series 2014-HQ2 M1 1.903%, 9/25/24 (l)	1,530,222	1,536,367
Series 2014-HQ3 M1 2.103%, 10/25/24 (l)	40,359	40,370
Series 2015-DNA3 M1 1.803%, 4/25/28 (l)	2,839,848	2,844,538
Series 2015-DNA3 M2 3.303%, 4/25/28 (l)	1,000,000	1,023,711
Series 2015-HQ2 M2 2.403%, 5/25/25 (l)	3,500,000	3,471,009
Series 2015-HQA1 M2 3.103%, 3/25/28 (l)	4,750,000	4,839,165
Series 2015-HQA2 M1 1.603%, 5/25/28 (l)	822,356	822,644
Series 2016-DNA2 M1 1.703%, 10/25/28 (l)	1,278,603	1,280,311
Series 2016-DNA3 M1 1.546%, 12/25/28 (l)	2,102,000	2,102,481
Series 2016-HQA1 M1 2.203%, 9/25/28 (l)	3,092,018	3,103,761
Series 2016-HQA2 M2 2.703%, 11/25/28 (l)	2,574,000	2,585,505
GS Mortgage Securities Corp. II,
Series 2007-GG10 A4 5.988%, 8/10/45 (l)	2,500,980	2,560,706
Series 2013-GC14 A1 1.217%, 8/10/46	1,743,143	1,743,167
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2004-LN2 A1A 4.838%, 7/15/41 (b)(l)§	656,063	658,064
Series 2007-CB18 A4 5.440%, 6/12/47	1,279,981	1,298,538
Series 2012-C6 A2 2.206%, 5/15/45	3,549,150	3,563,017
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4 A1A 5.166%, 12/12/49	12,126	12,188
Series 2006-4 A3 5.172%, 12/12/49	412,999	415,214
Morgan Stanley Capital I Trust,
Series 2007-IQ14 A4 5.692%, 4/15/49 (l)	$3,515,400	$3,579,278
Series 2015-XLF2 AFSA 2.312%, 8/15/26 (b)(l)§	1,530,750	1,523,437
Series 2015-XLF2 SNMA 2.392%, 11/15/26 (b)(l)§	1,530,749	1,535,557
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A 5.988%, 8/12/45 (l)§	753,336	762,226
Resource Capital Corp. Ltd.,
Series 2014-CRE2 A 1.496%, 4/15/32 (l)§	1,054,265	1,038,332
Starwood Retail Property Trust,
Series 2014-STAR A 1.662%, 11/15/27 (b)(l)§	5,141,906	5,082,253
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C26 A1A 6.009%, 6/15/45 (l)	545,038	544,929
WaMu Commercial Mortgage Securities Trust,
Series 2007-SL3 A1A 5.648%, 3/23/45 (l)§	302,807	304,102
Wells Fargo Credit Risk Transfer Securities Trust,
Series 2015-WF1 1M1 3.196%, 11/25/25 (b)(l)§	1,012,390	1,012,528
Series 2015-WF1 2M1 3.296%, 11/25/25 (b)(l)§	1,269,861	1,270,104
WF-RBS Commercial Mortgage Trust,
Series 2012-C9 A1 0.673%, 11/15/45	29,793	29,714
Series 2014-C24 A2 2.863%, 11/15/47	3,800,000	3,962,353

		91,348,832

Total Asset-Backed and Mortgage-Backed Securities		181,404,856

Corporate Bonds (4.9%)
Consumer Discretionary (0.1%)
Hotels, Restaurants & Leisure (0.0%)
McDonald’s Corp.
5.350%, 3/1/18	127,000	135,671

Media (0.1%)
NBCUniversal Enterprise, Inc.
1.313%, 4/15/18 (l)§	306,000	306,909
Thomson Reuters Corp.
6.500%, 7/15/18	122,000	133,920
Walt Disney Co. 1.350%, 8/16/16	515,000	515,431

		956,260

Multiline Retail (0.0%)
Nordstrom, Inc.
6.250%, 1/15/18	123,000	131,449

Specialty Retail (0.0%)
Lowe’s Cos., Inc.
5.400%, 10/15/16	105,000	106,354

Total Consumer Discretionary		1,329,734

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Staples (0.1%)
Beverages (0.0%)
Diageo Capital plc
5.750%, 10/23/17	$92,000	$97,509

Food & Staples Retailing (0.0%)
Costco Wholesale Corp.
5.500%, 3/15/17	92,000	95,057
CVS Health Corp.
6.125%, 8/15/16	89,000	89,529

		184,586

Food Products (0.1%)
Campbell Soup Co.
3.050%, 7/15/17	31,000	31,680
General Mills, Inc.
5.700%, 2/15/17	925,000	952,110

		983,790

Total Consumer Staples		1,265,885

Energy (0.6%)
Energy Equipment & Services (0.5%)
Schlumberger Holdings Corp.
1.900%, 12/21/17§	8,210,000	8,268,142

Oil, Gas & Consumable Fuels (0.1%)
Canadian Natural Resources Ltd.
5.700%, 5/15/17	304,000	312,703
Energy Transfer Partners LP
9.700%, 3/15/19	69,000	77,931
EOG Resources, Inc.
6.875%, 10/1/18	31,000	34,437
Marathon Oil Corp.
5.900%, 3/15/18	71,000	73,707
Nexen Energy ULC
6.200%, 7/30/19	25,000	27,929
Petrobras Global Finance B.V.
7.875%, 3/15/19	92,000	94,530

		621,237

Total Energy		8,889,379

Financials (3.1%)
Banks (1.7%)
Bank of America Corp.
6.500%, 8/1/16	215,000	215,845
5.625%, 10/14/16	399,000	404,041
5.420%, 3/15/17	1,000,000	1,028,558
Bank of Montreal
2.500%, 1/11/17	530,000	534,495
Barclays Bank plc
5.000%, 9/22/16	1,207,000	1,217,219
Citigroup, Inc.
1.361%, 11/24/17 (l)	4,105,000	4,108,601
JPMorgan Chase & Co.
3.150%, 7/5/16	1,065,000	1,064,985
1.146%, 2/15/17 (l)	3,155,000	3,158,363
Landwirtschaftliche Rentenbank
5.125%, 2/1/17	154,000	157,981
National Australia Bank Ltd./New York
2.750%, 3/9/17	520,000	526,306
Oesterreichische Kontrollbank AG
5.000%, 4/25/17	$2,854,000	$2,952,949
PNC Bank N.A.
1.125%, 1/27/17	3,665,000	3,670,328
PNC Funding Corp.
5.625%, 2/1/17	510,000	523,117
SunTrust Banks, Inc./Georgia
1.066%, 2/15/17 (l)	3,670,000	3,669,166
7.250%, 3/15/18	154,000	168,165
Toronto-Dominion Bank
2.500%, 7/14/16	525,000	525,229
U.S. Bancorp
1.116%, 11/15/18 (l)	3,195,000	3,187,185

		27,112,533

Capital Markets (0.5%)
Goldman Sachs Group, Inc.
5.625%, 1/15/17	750,000	767,948
Hutchison Whampoa International Ltd.
1.625%, 10/31/17§	1,270,000	1,275,220
Morgan Stanley
5.450%, 1/9/17	539,000	550,546
5.950%, 12/28/17	184,000	195,605
1.875%, 1/5/18	4,112,000	4,134,561

		6,923,880

Consumer Finance (0.9%)
American Express Co.
5.500%, 9/12/16	706,000	712,151
Capital One Financial Corp.
6.150%, 9/1/16	31,000	31,248
Ford Motor Credit Co. LLC
1.461%, 3/27/17	3,330,000	3,331,948
Harley-Davidson Financial Services, Inc.
2.250%, 1/15/19§	6,570,000	6,703,105
Hyundai Capital America
1.450%, 2/6/17§	3,670,000	3,674,055

		14,452,507

Diversified Financial Services (0.0%)
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	106,000	107,355
National Rural Utilities Cooperative Finance Corp.
5.450%, 2/1/18	31,000	33,139

		140,494

Insurance (0.0%)
Allied World Assurance Co. Holdings Ltd.
7.500%, 8/1/16	307,000	308,395
Reinsurance Group of America, Inc.
6.450%, 11/15/19	31,000	35,340

		343,735

Real Estate Investment Trusts (REITs) (0.0%)
American Tower Corp.
4.500%, 1/15/18	95,000	99,109
AvalonBay Communities, Inc.
5.700%, 3/15/17	61,000	62,824
HCP, Inc.
6.000%, 1/30/17	100,000	102,625

		264,558

Total Financials		49,237,707

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care (0.3%)
Biotechnology (0.3%)
Amgen, Inc.
2.500%, 11/15/16	$2,286,000	$2,299,842
Gilead Sciences, Inc.
3.050%, 12/1/16	1,882,000	1,899,905

		4,199,747

Health Care Providers & Services (0.0%)
Medco Health Solutions, Inc.
7.125%, 3/15/18	31,000	33,874

Total Health Care		4,233,621

Industrials (0.0%)
Aerospace & Defense (0.0%)
Goodrich Corp.
4.875%, 3/1/20	31,000	33,825
L-3 Communications Corp.
3.950%, 11/15/16	334,000	337,722

		371,547

Airlines (0.0%)
Continental Airlines, Inc.
Series 2009-1 9.000%, 7/8/16	50,123	50,123
Delta Air Lines, Inc.
Series 2009-1 A 7.750%, 12/17/19	39,253	44,355

		94,478

Commercial Services & Supplies (0.0%)
Pitney Bowes, Inc.
5.750%, 9/15/17	11,000	11,513

Road & Rail (0.0%)
Norfolk Southern Corp.
7.700%, 5/15/17	61,000	64,462
5.750%, 4/1/18	154,000	165,873

		230,335

Total Industrials		707,873

Information Technology (0.0%)
IT Services (0.0%)
Western Union Co.
5.930%, 10/1/16	310,000	313,647

Total Information Technology		313,647

Materials (0.4%)
Chemicals (0.4%)
Cabot Corp.
5.000%, 10/1/16	61,000	61,572
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16	111,000	113,056
Ecolab, Inc.
3.000%, 12/8/16	2,894,000	2,918,789
Monsanto Co.
0.832%, 11/7/16 (l)	3,195,000	3,192,906
5.125%, 4/15/18	31,000	33,016

		6,319,339

Construction Materials (0.0%)
CRH America, Inc.
8.125%, 7/15/18	$31,000	$34,751

Containers & Packaging (0.0%)
Avery Dennison Corp.
5.375%, 4/15/20	31,000	33,698

Metals & Mining (0.0%)
BHP Billiton Finance USA Ltd.
5.400%, 3/29/17	61,000	62,847

Total Materials		6,450,635

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.
2.400%, 3/15/17	695,000	701,018
British Telecommunications plc
1.250%, 2/14/17	3,680,000	3,678,695

		4,379,713

Wireless Telecommunication Services (0.0%)
Vodafone Group plc
5.625%, 2/27/17	184,000	189,237

Total Telecommunication Services		4,568,950

Utilities (0.0%)
Electric Utilities (0.0%)
Duke Energy Florida LLC
4.550%, 4/1/20	15,000	16,538
PacifiCorp
5.650%, 7/15/18	154,000	168,161

		184,699

Gas Utilities (0.0%)
Southern Natural Gas Co. LLC
5.900%, 4/1/17§	154,000	158,168

Total Utilities		342,867

Total Corporate Bonds		77,340,298

Government Securities (46.7%)
Agency CMO (7.7%)
Federal Home Loan Mortgage Corp.
2.000%, 11/15/24	14,783,554	14,994,706
0.742%, 8/15/25 (l)	59,741	59,940
1.750%, 1/15/27	9,059,169	9,120,101
3.000%, 12/15/29	13,280,316	13,658,918
0.842%, 7/15/34 (l)	190,713	190,649
5.000%, 12/15/34	8,932,583	9,446,635
5.500%, 10/15/35	7,733,338	7,983,092
0.932%, 7/15/37 (l)	3,315,798	3,328,644
0.789%, 1/15/39 (l)	2,733,360	2,707,575
3.000%, 7/15/39	13,634,044	14,206,332
0.942%, 2/15/41 (l)	137,669	137,851
0.892%, 9/15/41 (l)	272,580	272,700
0.912%, 7/15/42 (l)	3,061,371	3,058,827
0.892%, 12/15/43 (l)	3,103,776	3,097,405
Federal National Mortgage Association
0.903%, 6/25/36 (l)	189,238	189,700
0.653%, 10/27/37 (l)	626,089	623,258

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
1.133%, 12/25/37 (l)	$242,636	$245,134
1.033%, 6/25/41 (l)	566,145	569,645
1.003%, 9/25/41 (l)	855,477	859,693
0.903%, 6/25/42 (l)	179,979	179,811
3.000%, 10/25/43	10,585,070	10,895,250
0.853%, 12/25/43 (l)	2,215,533	2,214,180
3.000%, 2/25/44	4,377,004	4,536,593
0.759%, 8/25/44 (l)	9,533,169	9,444,004
National Credit Union Administration Guaranteed Notes
Series 2010-R3 1A 1.006%, 12/8/20 (l)	6,813,036	6,813,037
Series 2010-R3 2A 1.006%, 12/8/20 (l)	747,267	747,267
Series 2011-R4 1A 0.845%, 3/6/20 (l)	483,094	483,264

		120,064,211

Foreign Governments (0.3%)
Federative Republic of Brazil
6.000%, 1/17/17	2,355,000	2,416,230
8.000%, 1/15/18	64,000	66,880
5.875%, 1/15/19	305,000	333,823
Province of Nova Scotia 5.125%, 1/26/17	92,000	94,173
Province of Ontario 4.950%, 11/28/16	184,000	186,920
Republic of Italy 5.250%, 9/20/16	399,000	402,447
Republic of Korea 7.125%, 4/16/19	154,000	178,640
Republic of Panama 5.200%, 1/30/20	462,000	511,665
Republic of South Africa 5.875%, 5/30/22	215,000	238,919
State of Israel 5.125%, 3/26/19	138,000	151,455
Svensk Exportkredit AB 5.125%, 3/1/17	92,000	94,653
United Mexican States
5.625%, 1/15/17 (x)	338,000	346,281
5.950%, 3/19/19	307,000	343,226

		5,365,312

Municipal Bonds (0.2%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds,
Series 2010A 4.839%, 1/1/41	18,000	23,596
Board of Regents of the University of Texas System, Revenue Bonds,
Series 2010C 4.794%, 8/15/46	55,000	69,605
Central Puget Sound Regional Transit Authority, Revenue Bonds,
Series 2009P-2T 5.491%, 11/1/39	61,000	83,623
City & County of Denver, General Obligation Bonds,
Series 2010B 5.650%, 8/1/30	31,000	36,122
City & County of San Francisco Public Utilities Commission, Revenue Bonds,
Series 2010E 6.000%, 11/1/40	$123,000	$166,345
City of Chicago, International Airport, Revenue Bonds,
Series 2010B 6.845%, 1/1/38	38,000	43,310
6.395%, 1/1/40	21,000	30,309
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds,
Series 2010EE 6.011%, 6/15/42	11,000	16,005
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds,
Series 2010GG 5.724%, 6/15/42	38,000	54,456
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds,
Series 2011A 5.508%, 8/1/37	92,000	120,565
City of New York, General Obligation Bonds,
Series 2009-A1 5.206%, 10/1/31	46,000	56,313
Commonwealth of Massachusetts, General Obligation Bonds,
Series 2009E 5.456%, 12/1/39	77,000	106,288
County of Clark Airport System, Revenue Bonds,
Series 2009B 6.881%, 7/1/42	61,000	68,737
County of Los Angeles Community College District, General Obligation Bonds,
Series 2008-E 6.600%, 8/1/42	31,000	48,807
6.750%, 8/1/49	61,000	96,106
County of Los Angeles Unified School District, General Obligation Bonds,
Series 2009-KRY 5.755%, 7/1/29	31,000	40,733
5.750%, 7/1/34	77,000	101,919
County of Nashville & Davidson Convention Center Authority, Revenue Bonds,
Series 2010B 6.731%, 7/1/43	46,000	64,921
County of San Diego Regional Airport Authority, Revenue Bonds,
Series 2010B 6.138%, 5/1/49	31,000	44,508
Georgia Municipal Electric Authority, Revenue Bonds,
Series 2010A 6.637%, 4/1/57	38,000	50,813
7.055%, 4/1/57	61,000	74,953
Massachusetts Water Pollution Abatement Trust, Revenue Bonds,
Series 2010-15B 5.192%, 8/1/40	45,000	56,386

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Metropolitan Transportation Authority, Revenue Bonds,
Series 2010A 6.668%, 11/15/39	$23,000	$33,665
Metropolitan Transportation Authority, Revenue Bonds,
Series 2010B-1 6.548%, 11/15/31	31,000	42,754
6.648%, 11/15/39	31,000	44,659
Metropolitan Washington Airports Authority, Revenue Bonds,
Series 2009D 7.462%, 10/1/46	89,000	139,356
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds,
Series 2010B 6.561%, 12/15/40	31,000	36,640
North Texas Tollway Authority System, Revenue Bonds,
Series 2009B 6.718%, 1/1/49	88,000	135,214
Ohio State University, Revenue Bonds,
Series 2010C 4.910%, 6/1/40	61,000	78,308
Pennsylvania Turnpike Commission, Revenue Bonds,
Series 2010B 5.511%, 12/1/45	69,000	92,165
5.561%, 12/1/49	92,000	124,909
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds,
Series 2010-S1 6.793%, 4/1/30	31,000	40,960
6.918%, 4/1/40	31,000	45,199
7.043%, 4/1/50	61,000	96,932
San Francisco Bay Area Toll Authority, Toll Bridge, Revenue Bonds,
Series 2009-F2 6.263%, 4/1/49	92,000	143,351
State of California, Various Purposes, General Obligation Bonds,
Series 2009 7.350%, 11/1/39	61,000	92,503
State of Georgia, General Obligation Bonds,
Series 2009H 4.503%, 11/1/25	31,000	35,786
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds,
Series 2010D 5.500%, 3/15/30	31,000	39,928
5.600%, 3/15/40	31,000	42,695
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds,
Series 2009E 5.770%, 3/15/39	18,000	23,174
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds,
Series 2010D 5.481%, 8/1/39	61,000	84,353
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds,
Series 2010F 5.090%, 8/1/33	$31,000	$39,795
5.140%, 8/1/40	31,000	41,415

		2,908,181

Supranational (0.2%)
Corp. Andina de Fomento
5.750%, 1/12/17	154,000	157,465
8.125%, 6/4/19	46,000	54,625
European Investment Bank
4.875%, 1/17/17	1,379,000	1,409,480
5.125%, 5/30/17	399,000	414,395
Inter-American Development Bank
5.125%, 9/13/16	107,000	107,900
3.875%, 2/14/20	307,000	336,989

		2,480,854

U.S. Government Agencies (1.9%)
Federal Home Loan Bank
4.750%, 12/16/16	154,000	156,950
4.875%, 5/17/17	461,000	478,487
5.000%, 11/17/17	5,859,000	6,201,361
5.500%, 7/15/36	92,000	132,151
Federal Home Loan Mortgage Corp.
5.500%, 7/18/16	307,000	307,763
1.250%, 5/25/18	16,798,000	16,830,153
Federal National Mortgage Association
5.000%, 2/13/17	307,000	315,398
1.000%, 9/20/17	4,587,000	4,608,674

		29,030,937

U.S. Treasuries (36.4%)
U.S. Treasury Notes
0.500%, 9/30/16	84,335,000	84,383,594
1.000%, 9/30/16	100,000,000	100,167,970
0.500%, 2/28/17	38,000,000	38,015,215
0.500%, 3/31/17	100,000,000	100,019,040
1.000%, 3/31/17	215,000,000	215,812,549
2.625%, 7/15/17 TIPS	30,155,759	31,389,106

		569,787,474

Total Government Securities		729,636,969

Total Long-Term Debt Securities (63.2%) (Cost $988,232,547)		988,382,123

SHORT-TERM INVESTMENTS:
Government Securities (36.1%)
Federal Home Loan Bank
0.30%, 8/31/16 (o)(p)	70,000,000	69,963,726
0.33%, 9/16/16 (o)(p)	65,000,000	64,953,889
0.38%, 10/28/16 (o)(p)	50,000,000	49,936,535
0.42%, 12/2/16 (o)(p)	75,000,000	74,865,675
Federal National Mortgage Association
0.42%, 12/1/16 (o)(p)	50,000,000	49,911,185
U.S. Treasury Bills 0.29%, 12/1/16 (p)	255,000,000	254,685,789

Total Government Securities		564,316,799

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	5,840,126	$5,840,126

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.0%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $51,396, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $52,423. (xx)	$51,395	51,395
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $33,921, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $34,599. (xx)	33,921	33,921
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $25,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $25,500. (xx)	25,000	25,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $40,724, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $41,539. (xx)	40,724	40,724
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $25,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $25,500. (xx)	25,000	25,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $150,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $153,000. (xx)	$150,000	$150,000

Total Repurchase Agreements		326,040

Total Short-Term Investments (36.5%) (Cost $570,152,534)		570,482,965

Total Investments (99.7%) (Cost $1,558,385,081)		1,558,865,088
Other Assets Less Liabilities (0.3%)		4,646,974

Net Assets (100%)		$1,563,512,062

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2016, the market value of these securities amounted to $91,694,738 or 5.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security. At June 30, 2016, the market value of these securities amounted to $42,368,377 or 2.7% of net assets.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2016.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2016.
(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $319,238. This was secured by collateral of $326,040 which was received as cash and subsequently invested in short-term investments currently valued at $326,040, as reported in the Portfolio of Investments.

Glossary:

CMO	— Collateralized Mortgage Obligation
TIPS	— Treasury Inflation Protected Security

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Notes	765	September-16	$166,618,611	$167,786,016	$1,167,405

Sales
10 Year U.S. Treasury Notes	42	September-16	$5,445,168	$5,585,344	$(140,176)
5 Year U.S. Treasury Notes	89	September-16	10,675,002	10,872,602	(197,600)

					$(337,776)

					$829,629

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$90,056,024	$—	$90,056,024
Non-Agency CMO	—	91,348,832	—	91,348,832
Corporate Bonds
Consumer Discretionary	—	1,329,734	—	1,329,734
Consumer Staples	—	1,265,885	—	1,265,885
Energy	—	8,889,379	—	8,889,379
Financials	—	49,237,707	—	49,237,707
Health Care	—	4,233,621	—	4,233,621
Industrials	—	707,873	—	707,873
Information Technology	—	313,647	—	313,647
Materials	—	6,450,635	—	6,450,635
Telecommunication Services	—	4,568,950	—	4,568,950
Utilities	—	342,867	—	342,867
Futures	1,167,405	—	—	1,167,405
Government Securities
Agency CMO	—	120,064,211	—	120,064,211
Foreign Governments	—	5,365,312	—	5,365,312
Municipal Bonds	—	2,908,181	—	2,908,181
Supranational	—	2,480,854	—	2,480,854
U.S. Government Agencies	—	29,030,937	—	29,030,937
U.S. Treasuries	—	569,787,474	—	569,787,474
Short-Term Investments
Government Securities	—	564,316,799	—	564,316,799
Investment Companies	5,840,126	—	—	5,840,126
Repurchase Agreements	—	326,040	—	326,040

Total Assets	$7,007,531	$1,553,024,962	$—	$1,560,032,493

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Futures	$(337,776)	$—	$—	$(337,776)

Total Liabilities	$(337,776)	$—	$—	$(337,776)

Total	$6,669,755	$1,553,024,962	$—	$1,559,694,717

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$1,167,405	*

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(337,776	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Interest rate contracts	$(24,845)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Interest rate contracts	$1,024,397

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $201,613,000 during the six months ended June 30, 2016.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$51,395	$—	$51,395	$(51,395)	$—
Deutsche Bank AG	33,921	—	33,921	(33,921)	—
HSBC Securities, Inc.	25,000	—	25,000	(25,000)	—
Merrill Lynch PFS, Inc.	40,724	—	40,724	(40,724)	—
Natixis	25,000	—	25,000	(25,000)	—
Nomura Securities Co., Ltd.	150,000	—	150,000	(150,000)	—

Total	$326,040	$—	$326,040	$(326,040)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$59,794,941
Long-term U.S. government debt securities	346,998,060

$406,793,001

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$198,489,745
Long-term U.S. government debt securities	124,476,862

$322,966,607

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,636,598
Aggregate gross unrealized depreciation	(2,176,044)

Net unrealized appreciation	$460,554

Federal income tax cost of investments	$1,558,404,534

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $1,558,059,041)	$1,558,539,048
Repurchase Agreements (Cost $326,040)	326,040
Cash	3,752,147
Cash held as collateral at broker	373,132
Dividends, interest and other receivables	2,699,619
Receivable from Separate Accounts for Trust shares sold	512,204
Due from broker for futures variation margin	122,573
Receivable for securities sold	21,333
Security lending income receivable	91
Other assets	18,064

Total assets	1,566,364,251

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	1,634,281
Investment management fees payable	576,918
Payable on return of securities loaned	326,040
Distribution fees payable – Class IB	129,800
Administrative fees payable	129,577
Trustees’ fees payable	3,911
Accrued expenses	51,662

Total liabilities	2,852,189

NET ASSETS	$1,563,512,062

Net assets were comprised of:
Paid in capital	$1,565,767,736
Accumulated undistributed net investment income (loss)	990,779
Accumulated undistributed net realized gain (loss) on investments and futures	(4,556,089)
Net unrealized appreciation (depreciation) on investments and futures	1,309,636

Net assets	$1,563,512,062

Class IB
Net asset value, offering and redemption price per share, $630,471,352 / 63,831,207 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.88

Class K
Net asset value, offering and redemption price per share, $933,040,710 / 93,856,268 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.94

(x)	Includes value of securities on loan of $319,238.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Interest	$6,153,696
Dividends	89,421
Securities lending (net)	106

Total income	6,243,223

EXPENSES
Investment management fees	3,499,173
Distribution fees – Class IB	807,239
Administrative fees	786,358
Printing and mailing expenses	53,904
Professional fees	41,575
Custodian fees	20,604
Trustees’ fees	19,273
Miscellaneous	24,318

Total expenses	5,252,444

NET INVESTMENT INCOME (LOSS)	990,779

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	258,185
Futures	(24,845)

Net realized gain (loss)	233,340

Change in unrealized appreciation (depreciation) on:
Investments	4,284,006
Futures	1,024,397

Net change in unrealized appreciation (depreciation)	5,308,403

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,541,743

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,532,522

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$990,779	$(2,490,518)
Net realized gain (loss) on investments, futures and foreign currency transactions	233,340	32,407
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	5,308,403	(2,827,627)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,532,522	(5,285,738)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 4,469,246 and 5,955,318 shares, respectively ]	44,063,902	58,820,076
Capital shares repurchased [ (7,980,269) and (13,803,696) shares, respectively ]	(78,680,068)	(136,322,558)

Total Class IB transactions	(34,616,166)	(77,502,482)

Class K
Capital shares sold [ 9,535,459 and 14,222,910 shares, respectively ]	94,552,188	141,063,716
Capital shares repurchased [ (14,480,576) and (7,683,997) shares, respectively ]	(143,526,151)	(76,204,811)

Total Class K transactions	(48,973,963)	64,858,905

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(83,590,129)	(12,643,577)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(77,057,607)	(17,929,315)
NET ASSETS:
Beginning of period	1,640,569,669	1,658,498,984

End of period (a)	$1,563,512,062	$1,640,569,669

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$990,779	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,		May 20, 2013* to December 31, 2013
Class IB		2015	2014
Net asset value, beginning of period	$9.84	$9.89	$9.94	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	(0.03)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments and futures	0.04	(0.02)	(0.01)	(0.04)

Total from investment operations	0.04	(0.05)	(0.05)	(0.06)

Net asset value, end of period	$9.88	$9.84	$9.89	$9.94

Total return (b)	0.41%	(0.51)%	(0.50)%	(0.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$630,471	$662,903	$743,593	$877,376
Ratio of expenses to average net assets:
After waivers (a)(f)	0.82%	0.82%	0.82%	0.83	%(dd)
Before waivers (a)(f)	0.82%	0.82%	0.82%	0.83	%(dd)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.02)%	(0.30)%	(0.40)%	(0.25	)%(dd)(l)
Before waivers (a)(f)	(0.02)%	(0.30)%	(0.40)%	(0.25	)%(dd)(l)
Portfolio turnover rate (z)^	47%	53%	78%	38%

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,		November 19, 2013** to December 31, 2013		May 20, 2013* to August 23, 2013‡
Class K		2015	2014
Net asset value, beginning of period	$9.90	$9.92	$9.94	$9.95		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	— #	(0.02)	—	#	0.03
Net realized and unrealized gain (loss) on investments and futures	0.03	(0.02)	— #	(0.01)		(0.07)

Total from investment operations	0.04	(0.02)	(0.02)	(0.01)		(0.04)

Net asset value, end of period	$9.94	$9.90	$9.92	$9.94		$9.96

Total return (b)	0.40%	(0.20)%	(0.20)%	(0.10)%		(0.40)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$933,041	$977,667	$914,906	$122,560		$—
Ratio of expenses to average net assets:
After waivers (a)(f)	0.57%	0.57%	0.57%	0.63	%(dd)	0.65	%(dd)
Before waivers (a)(f)	0.57%	0.57%	0.57%	0.63	%(dd)	1.30	%(dd)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.23%	(0.04)%	(0.15)%	(0.10	)%(l)(dd)	1.33	%(l)(dd)
Before waivers (a)(f)	0.23%	(0.04)%	(0.15)%	(0.10	)%(l)(dd)	0.68	%(l)(dd)
Portfolio turnover rate (z)^	47%	53%	78%	38%		38%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
**	Resumed operations.
‡	On August 23, 2013 operations ceased and shares were fully redeemed.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(dd)	During the period, the Portfolio waived and then recouped the waived expenses

See Notes to Financial Statements.

AXA/AB SMALL CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Information Technology	19.9%
Consumer Discretionary	18.6
Financials	16.5
Industrials	16.3
Health Care	15.9
Repurchase Agreements	11.5
Materials	3.8
Energy	2.6
Utilities	2.1
Consumer Staples	1.8
Investment Companies	1.5
Telecommunication Services	0.5
Cash and Other	(11.0)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$995.35	$4.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.12	4.79
Class IB
Actual	1,000.00	995.05	4.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.12	4.79
Class K
Actual	1,000.00	995.93	3.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.36	3.54

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.95%, 0.95% and 0.70%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (18.6%)
Auto Components (0.5%)
American Axle & Manufacturing Holdings, Inc.*	47,100	$682,008
Cooper Tire & Rubber Co.	31,400	936,348
Cooper-Standard Holding, Inc.*	8,700	687,213
Dana Holding Corp.	81,100	856,416
Dorman Products, Inc.*	14,000	800,800
Drew Industries, Inc.	13,600	1,153,824
Federal-Mogul Holdings Corp.*	3,800	31,578
Fox Factory Holding Corp.*	2,900	50,373
Gentherm, Inc.*	19,800	678,150
Horizon Global Corp.*	11,800	133,930
Metaldyne Performance Group, Inc. (x)	2,200	30,250
Modine Manufacturing Co.*	27,900	245,520
Motorcar Parts of America, Inc.*	9,600	260,928
Spartan Motors, Inc.	2,700	16,902
Standard Motor Products, Inc.	10,800	429,624
Stoneridge, Inc.*	2,600	38,844
Strattec Security Corp.	100	4,077
Superior Industries International, Inc.	12,200	326,716
Tenneco, Inc.*	30,100	1,402,961
Tower International, Inc.	9,900	203,742
Unique Fabricating, Inc. (x)	200	2,678
Workhorse Group, Inc. (x)*	600	4,110

		8,976,992

Automobiles (0.0%)
Winnebago Industries, Inc. (x)	16,200	371,304

Distributors (0.1%)
Core-Mark Holding Co., Inc. (x)	27,600	1,293,336
Weyco Group, Inc.	4,700	130,566

		1,423,902

Diversified Consumer Services (2.0%)
American Public Education, Inc.*	5,950	167,195
Apollo Education Group, Inc.*	51,700	471,504
Ascent Capital Group, Inc., Class A*	8,900	136,971
Bridgepoint Education, Inc.*	700	5,068
Bright Horizons Family Solutions, Inc.*	242,935	16,109,020
Capella Education Co.	6,550	344,792
Career Education Corp.*	2,900	17,255
Carriage Services, Inc.	800	18,944
Chegg, Inc. (x)*	22,900	114,500
Collectors Universe, Inc.	200	3,950
DeVry Education Group, Inc. (x)	34,900	622,616
Grand Canyon Education, Inc.*	329,478	13,152,762
Houghton Mifflin Harcourt Co.*	69,300	1,083,159
K12, Inc.*	16,200	202,338
Liberty Tax, Inc.	1,200	15,984
LifeLock, Inc. (x)*	43,900	694,059
Regis Corp.*	26,110	325,069

Sotheby’s, Inc. (x)	28,700	$786,380
Strayer Education, Inc.*	5,800	284,954
Weight Watchers International, Inc. (x)*	12,300	143,049

		34,699,569

Hotels, Restaurants & Leisure (6.0%)
Belmond Ltd., Class A*	43,700	432,630
Biglari Holdings, Inc.*	870	350,906
BJ’s Restaurants, Inc.*	11,800	517,194
Bloomin’ Brands, Inc.	68,000	1,215,160
Bob Evans Farms, Inc.	13,000	493,350
Bojangles’, Inc.*	2,300	38,985
Boyd Gaming Corp.*	39,200	721,280
Buffalo Wild Wings, Inc.*	68,498	9,517,797
Caesars Acquisition Co., Class A*	23,900	268,158
Caesars Entertainment Corp. (x)*	19,440	149,494
Carrols Restaurant Group, Inc.*	18,600	221,340
Century Casinos, Inc.*	700	4,361
Cheesecake Factory, Inc.	26,700	1,285,338
Churchill Downs, Inc.	7,300	922,428
Chuy’s Holdings, Inc. (x)*	8,700	301,107
ClubCorp Holdings, Inc.	24,100	313,300
Cracker Barrel Old Country Store, Inc. (x)	10,000	1,714,700
Dave & Buster’s Entertainment, Inc.*	256,884	12,019,602
Del Frisco’s Restaurant Group, Inc.*	9,700	138,904
Del Taco Restaurants, Inc. (x)*	2,100	19,110
Denny’s Corp.*	52,112	559,162
Diamond Resorts International, Inc. (x)*	22,500	674,100
DineEquity, Inc.	11,300	958,014
El Pollo Loco Holdings, Inc.*	3,000	39,000
Eldorado Resorts, Inc.*	6,300	95,728
Empire Resorts, Inc. (x)*	200	3,160
Fiesta Restaurant Group, Inc.*	14,300	311,883
Fogo De Chao, Inc. (x)*	600	7,836
Golden Entertainment, Inc. (x)	600	7,014
Habit Restaurants, Inc., Class A (x)*	3,300	54,054
International Speedway Corp., Class A	21,100	705,795
Interval Leisure Group, Inc.	60,613	963,747
Intrawest Resorts Holdings, Inc.*	900	11,682
Isle of Capri Casinos, Inc.*	5,800	106,256
J Alexander’s Holdings, Inc.*	6,982	69,331
Jack in the Box, Inc.	16,700	1,434,864
Jamba, Inc.*	800	8,232
Kona Grill, Inc. (x)*	1,200	12,864
Krispy Kreme Doughnuts, Inc.*	38,500	806,960
La Quinta Holdings, Inc.*	51,300	584,820
Lindblad Expeditions Holdings, Inc. (x)*	1,300	12,519
Luby’s, Inc.*	300	1,506
Marcus Corp.	7,400	156,140
Marriott Vacations Worldwide Corp.	11,700	801,333

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Monarch Casino & Resort, Inc.*	12,700	$279,019
Nathan’s Famous, Inc.*	300	13,350
Noodles & Co. (x)*	900	8,802
Norwegian Cruise Line Holdings Ltd.*	152,597	6,079,464
Panera Bread Co., Class A*	63,750	13,511,175
Papa John’s International, Inc.	14,166	963,288
Penn National Gaming, Inc.*	49,900	696,105
Pinnacle Entertainment, Inc.*	31,700	351,236
Planet Fitness, Inc., Class A*	10,900	205,792
Popeyes Louisiana Kitchen, Inc.*	12,700	693,928
Potbelly Corp.*	2,600	32,604
Red Lion Hotels Corp.*	300	2,178
Red Robin Gourmet Burgers, Inc.*	9,600	455,328
Red Rock Resorts, Inc., Class A*	15,700	345,086
Ruby Tuesday, Inc.*	2,800	10,108
Ruth’s Hospitality Group, Inc.	13,500	215,325
Scientific Games Corp., Class A (x)*	26,200	240,778
SeaWorld Entertainment, Inc. (x)	37,500	537,375
Shake Shack, Inc., Class A (x)*	8,200	298,726
Sonic Corp.	27,700	749,285
Speedway Motorsports, Inc.	5,300	94,075
Texas Roadhouse, Inc.	279,320	12,736,992
Vail Resorts, Inc.	89,410	12,359,144
Wingstop, Inc. (x)*	5,300	144,425
Wyndham Worldwide Corp.	162,555	11,578,793
Zoe’s Kitchen, Inc. (x)*	10,600	384,462

		102,017,987

Household Durables (1.2%)
Bassett Furniture Industries, Inc.	500	11,970
Beazer Homes USA, Inc. (x)*	9,300	72,075
Cavco Industries, Inc.*	4,800	449,760
Century Communities, Inc.*	1,000	17,340
CSS Industries, Inc.	200	5,362
Ethan Allen Interiors, Inc. (x)	14,900	492,296
Flexsteel Industries, Inc.	200	7,924
GoPro, Inc., Class A (x)*	52,700	569,687
Green Brick Partners, Inc.*	1,000	7,270
Helen of Troy Ltd.*	15,200	1,563,168
Hooker Furniture Corp.	1,100	23,639
Hovnanian Enterprises, Inc., Class A (x)*	20,000	33,600
Installed Building Products, Inc.*	6,900	250,401
iRobot Corp.*	14,119	495,295
KB Home (x)	55,200	839,592
La-Z-Boy, Inc.	25,600	712,192
LGI Homes, Inc. (x)*	7,100	226,774
Libbey, Inc.	12,000	190,680
Lifetime Brands, Inc.	5,200	75,868
M.D.C. Holdings, Inc.	26,900	654,746
M/I Homes, Inc.*	12,800	241,024
Meritage Homes Corp.*	23,900	897,206
NACCO Industries, Inc., Class A	1,100	61,600

New Home Co., Inc. (x)*	500	$4,770
Taylor Morrison Home Corp., Class A*	16,700	247,828
Tempur Sealy International, Inc. (x)*	173,707	9,609,471
TopBuild Corp.*	20,100	727,620
TRI Pointe Group, Inc.*	94,175	1,113,148
UCP, Inc., Class A (x)*	300	2,406
Universal Electronics, Inc.*	9,500	686,660
WCI Communities, Inc.*	1,400	23,660
William Lyon Homes, Class A (x)*	3,700	59,644
ZAGG, Inc.*	10,400	54,600

		20,429,276

Internet & Catalog Retail (0.8%)
1-800-Flowers.com, Inc., Class A*	5,100	46,002
Blue Nile, Inc.	900	24,642
Duluth Holdings, Inc., Class B (x)*	5,600	136,976
Etsy, Inc.*	54,800	525,532
Expedia, Inc.	81,374	8,650,056
FTD Cos., Inc.*	9,760	243,610
Gaiam, Inc., Class A (x)*	1,100	8,514
HSN, Inc.	19,600	959,028
Lands’ End, Inc. (x)*	4,300	70,606
Liberty TripAdvisor Holdings, Inc., Class A*	41,000	897,080
Nutrisystem, Inc.	15,100	382,936
Overstock.com, Inc.*	1,200	19,332
PetMed Express, Inc.	1,800	33,768
Shutterfly, Inc.*	20,600	960,166
Wayfair, Inc., Class A (x)*	16,500	643,500

		13,601,748

Leisure Products (0.2%)
Arctic Cat, Inc. (x)	1,900	32,300
Callaway Golf Co.	47,000	479,870
Escalade, Inc.	200	2,048
JAKKS Pacific, Inc. (x)*	2,500	19,775
Johnson Outdoors, Inc., Class A	400	10,280
Malibu Boats, Inc., Class A*	800	9,664
Marine Products Corp.	27,200	230,112
MCBC Holdings, Inc.	1,500	16,575
Nautilus, Inc.*	17,900	319,336
Performance Sports Group Ltd. (x)*	16,900	50,700
Smith & Wesson Holding Corp. (x)*	28,200	766,476
Sturm Ruger & Co., Inc.	12,800	819,328

		2,756,464

Media (2.2%)
AMC Entertainment Holdings, Inc., Class A	13,127	362,436
AMC Networks, Inc., Class A*	213,837	12,920,032
Carmike Cinemas, Inc.*	14,200	427,704
Central European Media Enterprises Ltd., Class A (x)*	2,000	4,220
Daily Journal Corp. (x)*	100	23,699
DreamWorks Animation SKG, Inc., Class A*	41,600	1,700,192

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Entercom Communications Corp., Class A	10,500	$142,485
Entravision Communications Corp., Class A	34,000	228,480
Eros International plc (x)*	3,400	55,318
EW Scripps Co., Class A*	40,165	636,214
Gannett Co., Inc.	61,400	847,934
Global Eagle Entertainment, Inc. (x)*	19,600	130,144
Gray Television, Inc.*	29,100	315,735
Hemisphere Media Group, Inc.*	800	9,440
IMAX Corp.*	292,893	8,634,486
Liberty Braves Group, Class A (x)*	1,800	27,072
Liberty Braves Group, Class C (x)*	5,600	82,096
Liberty Media Group, Class A (x)*	10,000	191,400
Liberty Media Group, Class C*	24,100	457,177
Loral Space & Communications, Inc.*	8,600	303,322
MDC Partners, Inc., Class A (x)	30,150	551,443
Media General, Inc.*	56,900	978,111
Meredith Corp.	20,100	1,043,391
MSG Networks, Inc., Class A*	31,100	477,074
National CineMedia, Inc.	36,100	558,828
New Media Investment Group, Inc.	26,000	469,820
New York Times Co., Class A	75,400	912,340
Nexstar Broadcasting Group, Inc., Class A (x)	17,900	851,682
Radio One, Inc., Class D (x)*	800	2,552
Reading International, Inc., Class A*	300	3,747
Saga Communications, Inc., Class A	100	3,954
Salem Media Group, Inc.	700	5,054
Scholastic Corp. (x)	19,500	772,395
Sinclair Broadcast Group, Inc., Class A	36,300	1,083,918
Time, Inc.	52,400	862,504
Townsquare Media, Inc., Class A*	500	3,945
World Wrestling Entertainment, Inc., Class A (x)	18,900	347,949

		36,428,293

Multiline Retail (0.1%)
Big Lots, Inc.	29,600	1,483,256
Fred’s, Inc., Class A	19,700	317,367
Ollie’s Bargain Outlet Holdings, Inc.*	11,000	273,790
Sears Holdings Corp. (x)*	10,500	142,905
Tuesday Morning Corp.*	14,000	98,280

		2,315,598

Specialty Retail (5.0%)
Aaron’s, Inc.	34,300	750,827
Abercrombie & Fitch Co., Class A	38,100	678,561
American Eagle Outfitters, Inc. (x)	87,000	1,385,910

America’s Car-Mart, Inc. (x)*	2,300	$64,952
Asbury Automotive Group, Inc.*	11,400	601,236
Ascena Retail Group, Inc. (x)*	97,264	679,875
Barnes & Noble Education, Inc.*	12,447	126,337
Barnes & Noble, Inc.	24,600	279,210
Big 5 Sporting Goods Corp.	2,400	22,248
Boot Barn Holdings, Inc.*	4,300	37,066
Buckle, Inc. (x)	20,300	527,597
Build-A-Bear Workshop, Inc.*	1,300	17,446
Caleres, Inc.	29,100	704,511
Cato Corp., Class A	17,800	671,416
Chico’s FAS, Inc.	78,600	841,806
Children’s Place, Inc. (x)	9,845	789,372
Citi Trends, Inc.	700	10,871
Conn’s, Inc. (x)*	12,300	92,496
Container Store Group, Inc. (x)*	3,600	19,260
Destination XL Group, Inc.*	35,600	162,692
DSW, Inc., Class A	35,100	743,418
Express, Inc.*	49,200	713,892
Finish Line, Inc., Class A	33,700	680,403
Five Below, Inc. (x)*	327,890	15,217,375
Francesca’s Holdings Corp.*	25,600	282,880
Genesco, Inc.*	10,800	694,548
GNC Holdings, Inc., Class A	35,800	869,582
Group 1 Automotive, Inc.	12,800	631,808
Guess?, Inc. (x)	39,000	586,950
Haverty Furniture Cos., Inc.	5,000	90,150
Hibbett Sports, Inc. (x)*	11,848	412,192
Kirkland’s, Inc.*	1,200	17,616
Lithia Motors, Inc., Class A	140,310	9,971,832
Lumber Liquidators Holdings, Inc. (x)*	8,600	132,612
MarineMax, Inc.*	9,700	164,609
Mattress Firm Holding Corp. (x)*	11,200	375,760
Monro Muffler Brake, Inc.	18,650	1,185,394
Office Depot, Inc.*	288,900	956,259
Outerwall, Inc. (x)	13,850	581,700
Party City Holdco, Inc.*	5,500	76,505
Pier 1 Imports, Inc. (x)	53,100	272,934
Rent-A-Center, Inc. (x)	32,800	402,784
Restoration Hardware Holdings, Inc. (x)*	18,600	533,448
Sears Hometown and Outlet Stores, Inc.*	500	3,370
Select Comfort Corp.*	545,274	11,657,958
Shoe Carnival, Inc.	4,050	101,493
Sonic Automotive, Inc., Class A	27,100	463,681
Sportsman’s Warehouse Holdings, Inc. (x)*	7,700	62,062
Stage Stores, Inc. (x)	15,700	76,616
Stein Mart, Inc.	1,400	10,808
Tailored Brands, Inc. (x)	28,000	354,480
Tile Shop Holdings, Inc. (x)*	17,000	337,960
Tilly’s, Inc., Class A*	3,400	19,686
Tractor Supply Co.	126,598	11,543,206
Ulta Salon Cosmetics & Fragrance, Inc.*	59,312	14,450,776

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Vitamin Shoppe, Inc.*	12,600	$385,182
West Marine, Inc.*	10,200	85,578
Winmark Corp.	100	9,967
Zumiez, Inc. (x)*	14,156	202,572

		83,823,735

Textiles, Apparel & Luxury Goods (0.5%)
Columbia Sportswear Co.	16,000	920,640
Crocs, Inc.*	44,800	505,344
Culp, Inc.	500	13,815
Deckers Outdoor Corp.*	19,000	1,092,880
Delta Apparel, Inc.*	400	9,020
Fossil Group, Inc. (x)*	21,900	624,807
G-III Apparel Group Ltd.*	24,000	1,097,280
Iconix Brand Group, Inc. (x)*	13,400	90,584
Movado Group, Inc.	8,400	182,112
Oxford Industries, Inc.	7,600	430,312
Perry Ellis International, Inc.*	900	18,108
Sequential Brands Group, Inc. (x)*	2,800	22,344
Steven Madden Ltd.*	29,262	1,000,175
Superior Uniform Group, Inc.	200	3,818
Tumi Holdings, Inc.*	34,600	925,204
Unifi, Inc.*	600	16,338
Vera Bradley, Inc.*	4,800	68,016
Vince Holding Corp. (x)*	3,100	16,988
Wolverine World Wide, Inc.	63,300	1,286,256

		8,324,041

Total Consumer Discretionary		315,168,909

Consumer Staples (1.8%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	4,900	838,047
Coca-Cola Bottling Co. Consolidated	2,600	383,422
Craft Brew Alliance, Inc.*	900	10,368
MGP Ingredients, Inc.	6,600	252,318
National Beverage Corp.*	4,800	301,488
Primo Water Corp.*	1,400	16,534

		1,802,177

Food & Staples Retailing (0.3%)
Andersons, Inc.	17,700	629,058
Chefs’ Warehouse, Inc.*	900	14,400
Ingles Markets, Inc., Class A	7,800	290,940
Natural Grocers by Vitamin Cottage, Inc. (x)*	800	10,440
Performance Food Group Co.*	19,500	524,745
PriceSmart, Inc.	12,700	1,188,339
Smart & Final Stores, Inc.*	1,900	28,291
SpartanNash Co.	19,320	590,806
SUPERVALU, Inc.*	127,700	602,744
United Natural Foods, Inc.*	31,300	1,464,840
Village Super Market, Inc., Class A	2,800	80,892
Weis Markets, Inc.	5,900	298,245

		5,723,740

Food Products (1.0%)
Alico, Inc.	400	12,100
Amplify Snack Brands, Inc. (x)*	10,200	150,450

B&G Foods, Inc.	36,100	$1,740,020
Blue Buffalo Pet Products, Inc. (x)*	139,927	3,265,896
Calavo Growers, Inc. (x)	8,400	562,800
Cal-Maine Foods, Inc. (x)	18,200	806,624
Darling Ingredients, Inc.*	91,022	1,356,228
Dean Foods Co. (x)	59,400	1,074,546
Farmer Brothers Co.*	732	23,468
Fresh Del Monte Produce, Inc.	17,800	968,854
Freshpet, Inc. (x)*	2,500	23,325
Inventure Foods, Inc.*	1,000	7,810
J&J Snack Foods Corp.	8,600	1,025,722
John B. Sanfilippo & Son, Inc.	3,100	132,153
Lancaster Colony Corp.	10,100	1,288,861
Landec Corp.*	3,100	33,356
Limoneira Co. (x)	900	15,858
Omega Protein Corp.*	4,900	97,951
Sanderson Farms, Inc.	12,200	1,057,008
Seaboard Corp.*	200	574,128
Seneca Foods Corp., Class A*	1,400	50,694
Snyder’s-Lance, Inc.	46,303	1,569,208
Tootsie Roll Industries, Inc.	10,062	387,689

		16,224,749

Household Products (0.2%)
Central Garden & Pet Co.*	1,800	41,094
Central Garden & Pet Co., Class A*	23,000	499,330
HRG Group, Inc.*	71,800	985,814
Oil-Dri Corp. of America	200	6,906
Orchids Paper Products Co. (x)	500	17,785
WD-40 Co.	7,800	916,110

		2,467,039

Personal Products (0.1%)
Avon Products, Inc.	230,000	869,400
Elizabeth Arden, Inc.*	5,800	79,808
Inter Parfums, Inc.	7,600	217,132
Lifevantage Corp. (x)*	1,200	16,320
Medifast, Inc.	2,500	83,175
Natural Health Trends Corp. (x)	1,700	47,923
Nature’s Sunshine Products, Inc.	10,800	102,924
Nutraceutical International Corp.*	10,800	250,020
Revlon, Inc., Class A*	300	9,654
Synutra International, Inc.*	15,493	59,028
USANA Health Sciences, Inc.*	3,700	412,291

		2,147,675

Tobacco (0.1%)
Alliance One International, Inc.*	700	10,780
Turning Point Brands, Inc.*	800	8,216
Universal Corp. (x)	12,000	692,880
Vector Group Ltd. (x)	50,019	1,121,426

		1,833,302

Total Consumer Staples		30,198,682

Energy (2.6%)
Energy Equipment & Services (1.0%)
Archrock, Inc.	38,400	361,728
Atwood Oceanics, Inc. (x)	35,400	443,208

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Bristow Group, Inc.	20,501	$233,916
CARBO Ceramics, Inc. (x)	14,300	187,330
Era Group, Inc.*	9,800	92,120
Exterran Corp.*	19,200	246,720
Fairmount Santrol Holdings, Inc. (x)*	29,700	228,987
FMC Technologies, Inc.*	82,954	2,212,383
Forum Energy Technologies, Inc.*	37,900	656,049
Geospace Technologies Corp. (x)*	9,700	158,789
Helix Energy Solutions Group, Inc.*	75,800	512,408
Matrix Service Co.*	13,300	219,317
McDermott International, Inc. (x)*	150,900	745,446
Natural Gas Services Group, Inc.*	7,600	174,040
Newpark Resources, Inc.*	56,300	325,977
Oceaneering International, Inc.	194,932	5,820,670
Oil States International, Inc.*	28,300	930,504
Parker Drilling Co.*	77,700	177,933
PHI, Inc. (Non-Voting)*	10,200	182,376
Pioneer Energy Services Corp.*	38,100	175,260
RigNet, Inc. (x)*	8,200	109,798
SEACOR Holdings, Inc.*	10,000	579,500
Seadrill Ltd. (x)*	197,400	639,576
Tesco Corp.	20,100	134,469
TETRA Technologies, Inc.*	42,200	268,814
Tidewater, Inc. (x)	25,800	113,778
U.S. Silica Holdings, Inc. (x)	34,200	1,178,874
Unit Corp.*	27,600	429,456

		17,539,426

Oil, Gas & Consumable Fuels (1.6%)
Abraxas Petroleum Corp.*	45,200	51,076
Alon USA Energy, Inc.	18,300	118,584
Bill Barrett Corp. (x)*	33,000	210,870
California Resources Corp. (x)	20,900	254,980
Callon Petroleum Co.*	61,100	686,153
Carrizo Oil & Gas, Inc. (x)*	30,800	1,104,180
Clayton Williams Energy, Inc. (x)*	5,900	162,014
Clean Energy Fuels Corp. (x)*	13,300	46,151
Cobalt International Energy, Inc.*	213,000	285,420
Concho Resources, Inc.*	53,214	6,346,834
Contango Oil & Gas Co.*	8,779	107,455
CVR Energy, Inc. (x)	13,200	204,600
Delek U.S. Holdings, Inc.	37,700	498,017
Denbury Resources, Inc. (x)*	183,600	659,124
DHT Holdings, Inc.	55,300	278,159
Dorian LPG Ltd.*	7,500	52,875
Eclipse Resources Corp. (x)*	48,298	161,316
EP Energy Corp., Class A (x)*	24,700	127,946
Erin Energy Corp. (x)*	11,200	26,992
EXCO Resources, Inc. (x)*	98,100	127,530
Frontline Ltd.	34,100	268,367
GasLog Ltd. (x)	21,300	276,474
Gener8 Maritime, Inc.*	6,400	40,960
Golar LNG Ltd. (x)	46,400	719,200
Green Plains, Inc.	23,700	467,364
Jones Energy, Inc., Class A*	2,500	10,300
Matador Resources Co. (x)*	42,800	847,440
Navios Maritime Acquisition Corp.	5,600	8,792
Nordic American Tankers Ltd. (x)	41,200	572,268
Northern Oil and Gas, Inc. (x)*	22,500	103,950
Oasis Petroleum, Inc.*	93,500	873,290

Overseas Shipholding Group, Inc., Class A	4,500	$49,455
Pacific Ethanol, Inc. (x)*	8,200	44,690
Panhandle Oil and Gas, Inc., Class A	7,400	123,358
Par Pacific Holdings, Inc. (x)*	4,200	64,428
PDC Energy, Inc.*	83,820	4,828,870
Renewable Energy Group, Inc.*	3,200	28,256
REX American Resources Corp.*	4,000	239,320
RSP Permian, Inc.*	41,061	1,432,618
Sanchez Energy Corp. (x)*	23,800	168,028
Scorpio Tankers, Inc.	96,600	405,720
SemGroup Corp., Class A	25,800	840,048
Ship Finance International Ltd. (x)	37,200	548,328
Synergy Resources Corp.*	94,400	628,704
Teekay Corp.	15,900	113,367
Teekay Tankers Ltd., Class A	65,100	193,998
W&T Offshore, Inc. (x)*	22,700	52,664
Western Refining, Inc.	39,000	804,570
Westmoreland Coal Co. (x)*	9,000	85,680

		26,350,783

Total Energy		43,890,209

Financials (16.5%)
Banks (6.7%)
1st Source Corp.	8,935	289,405
Access National Corp.	200	3,902
ACNB Corp. (x)	200	5,022
Allegiance Bancshares, Inc.*	500	12,440
American National Bankshares, Inc.	7,600	191,368
Ameris Bancorp	19,400	576,180
Ames National Corp.	10,160	272,491
Arrow Financial Corp.	3,281	99,381
Atlantic Capital Bancshares, Inc. (x)*	600	8,676
Avenue Financial Holdings, Inc. (x)*	300	5,895
Banc of California, Inc.	25,700	465,170
BancFirst Corp.	2,600	156,832
Banco Latinoamericano de Comercio Exterior S.A., Class E	17,420	461,630
Bancorp, Inc.*	1,000	6,020
BancorpSouth, Inc.	45,200	1,025,588
Bank of Marin Bancorp/California	2,790	134,952
Bank of the Ozarks, Inc. (x)	49,620	1,861,742
Bankwell Financial Group, Inc. (x)	200	4,412
Banner Corp.	14,900	633,846
Bar Harbor Bankshares	200	7,020
BBCN Bancorp, Inc.	42,410	632,757
Berkshire Hills Bancorp, Inc.	14,800	398,416
Blue Hills Bancorp, Inc.	3,100	45,756
BNC Bancorp	26,500	601,815
Boston Private Financial Holdings, Inc.	54,810	645,662
Bridge Bancorp, Inc.	8,700	247,080

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Brookline Bancorp, Inc.	51,156	$564,251
Bryn Mawr Bank Corp.	8,300	242,360
BSB Bancorp, Inc./Massachusetts*	200	4,530
C&F Financial Corp. (x)	100	4,476
C1 Financial, Inc.*	400	9,332
Camden National Corp.	2,950	123,900
Capital Bank Financial Corp., Class A	17,900	515,520
Capital City Bank Group, Inc.	9,400	130,848
Cardinal Financial Corp.	19,550	428,927
Carolina Financial Corp. (x)	300	5,604
Cascade Bancorp*	1,400	7,756
Cathay General Bancorp	45,801	1,291,588
CenterState Banks, Inc.	24,900	392,175
Central Pacific Financial Corp.	21,600	509,760
Central Valley Community Bancorp (x)	300	4,200
Chemical Financial Corp. (x)	19,500	727,155
Chemung Financial Corp. (x)	200	5,870
Citizens & Northern Corp.	7,300	147,606
City Holding Co.	10,500	477,435
CNB Financial Corp./Pennsylvania	5,940	105,732
CoBiz Financial, Inc.	2,600	30,420
Codorus Valley Bancorp, Inc.	200	4,074
Columbia Banking System, Inc.	33,110	929,067
Community Bank System, Inc.	21,776	894,776
Community Trust Bancorp, Inc.	8,500	294,610
CommunityOne Bancorp*	7,514	94,977
ConnectOne Bancorp, Inc.	16,400	257,316
CU Bancorp*	1,200	27,276
Customers Bancorp, Inc.*	14,900	374,437
CVB Financial Corp.	63,600	1,042,404
Eagle Bancorp, Inc.*	17,930	862,612
Enterprise Bancorp, Inc./Massachusetts (x)	100	2,399
Enterprise Financial Services Corp.	15,490	432,016
Equity Bancshares, Inc., Class A*	300	6,642
F.N.B. Corp./Pennsylvania	125,900	1,578,786
Farmers Capital Bank Corp.	200	5,470
Farmers National Banc Corp.	600	5,280
FCB Financial Holdings, Inc., Class A*	15,300	520,200
Fidelity Southern Corp.	2,000	31,340
Financial Institutions, Inc.	400	10,428
First Bancorp, Inc./Maine (x)	3,140	67,636
First Bancorp/North Carolina	8,800	154,704
First BanCorp/Puerto Rico*	49,200	195,324
First Busey Corp.	16,373	350,218
First Business Financial Services, Inc.	200	4,694
First Citizens BancShares, Inc./North Carolina, Class A	4,200	1,087,422
First Commonwealth Financial Corp.	59,700	549,240
First Community Bancshares, Inc./Virginia	12,300	276,012
First Connecticut Bancorp, Inc./Connecticut	12,500	207,000
First Financial Bancorp	41,460	806,397

First Financial Bankshares, Inc. (x)	35,200	$1,154,208
First Financial Corp./Indiana	3,500	128,170
First Financial Northwest, Inc.	300	3,984
First Foundation, Inc.*	400	8,600
First Internet Bancorp	400	9,528
First Interstate BancSystem, Inc., Class A	15,700	441,170
First Merchants Corp.	20,800	518,544
First Midwest Bancorp, Inc./Illinois	50,000	878,000
First NBC Bank Holding Co.*	6,300	105,777
First Northwest Bancorp (x)*	400	5,096
First of Long Island Corp.	1,200	34,404
First Republic Bank/California	161,087	11,274,479
FirstMerit Corp.	87,947	1,782,686
Flushing Financial Corp.	20,350	404,558
Franklin Financial Network, Inc.*	700	21,952
Fulton Financial Corp.	96,900	1,308,150
German American Bancorp, Inc.	4,700	150,259
Glacier Bancorp, Inc.	41,430	1,101,209
Great Southern Bancorp, Inc.	3,000	110,910
Great Western Bancorp, Inc.	30,800	971,432
Green Bancorp, Inc.*	600	5,232
Guaranty Bancorp	400	6,680
Hancock Holding Co.	42,290	1,104,192
Hanmi Financial Corp.	21,138	496,532
Heartland Financial USA, Inc.	17,155	605,400
Heritage Commerce Corp.	500	5,265
Heritage Financial Corp./Washington	17,866	314,084
Heritage Oaks Bancorp	400	3,176
Hilltop Holdings, Inc.*	45,799	961,321
Home BancShares, Inc./Arkansas	63,788	1,262,365
HomeTrust Bancshares, Inc.*	500	9,250
Horizon Bancorp/Indiana	300	7,542
IBERIABANK Corp.	21,048	1,257,197
Independent Bank Corp./Massachusetts	13,600	621,520
Independent Bank Corp./Michigan	400	5,804
Independent Bank Group, Inc.	2,600	111,566
International Bancshares Corp.	28,700	748,783
Investors Bancorp, Inc.	169,772	1,881,074
Lakeland Bancorp, Inc. (x)	11,410	129,846
Lakeland Financial Corp.	10,570	496,896
LCNB Corp. (x)	100	1,580
LegacyTexas Financial Group, Inc.	22,130	595,518
Live Oak Bancshares, Inc.	2,600	36,686
Macatawa Bank Corp. (x)	600	4,452
MainSource Financial Group, Inc.	12,400	273,420
MB Financial, Inc.	36,540	1,325,671
MBT Financial Corp.	600	4,800
Mercantile Bank Corp.	800	19,088
Merchants Bancshares, Inc./Vermont	3,100	94,488
Middleburg Financial Corp. (x)	200	5,440
Midland States Bancorp, Inc. (x)*	2,200	47,718
MidWestOne Financial Group, Inc.	200	5,712

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

MutualFirst Financial, Inc. (x)	100	$2,735
National Bank Holdings Corp., Class A	20,300	413,308
National Bankshares, Inc./Virginia (x)	3,200	111,744
National Commerce Corp.*	200	4,664
NBT Bancorp, Inc.	24,195	692,703
Nicolet Bankshares, Inc. (x)*	300	11,424
Northrim BanCorp, Inc.	200	5,258
OFG Bancorp	5,000	41,500
Old Line Bancshares, Inc.	200	3,600
Old National Bancorp/Indiana	78,880	988,366
Old Second Bancorp, Inc.	500	3,415
Opus Bank	9,000	304,200
Orrstown Financial Services, Inc.	200	3,610
Pacific Continental Corp.	9,100	142,961
Pacific Mercantile Bancorp*	300	2,130
Pacific Premier Bancorp, Inc.*	14,300	343,200
Park National Corp. (x)	8,850	812,253
Park Sterling Corp.	2,900	20,561
Peapack-Gladstone Financial Corp.	500	9,255
Penns Woods Bancorp, Inc. (x)	440	18,476
Peoples Bancorp, Inc./Ohio	7,900	172,141
Peoples Financial Services Corp. (x)	100	3,914
People’s Utah Bancorp	500	8,300
Pinnacle Financial Partners, Inc.	21,281	1,039,577
Preferred Bank/California	300	8,662
Premier Financial Bancorp, Inc. (x)	300	5,055
PrivateBancorp, Inc.	43,518	1,916,098
Prosperity Bancshares, Inc.	37,350	1,904,476
QCR Holdings, Inc.	300	8,157
Renasant Corp.	21,900	708,027
Republic Bancorp, Inc./Kentucky, Class A	5,100	140,913
Republic First Bancorp, Inc. (x)*	500	2,155
S&T Bancorp, Inc.	19,961	488,046
Sandy Spring Bancorp, Inc.	15,910	462,345
Seacoast Banking Corp. of Florida*	3,700	60,088
ServisFirst Bancshares, Inc. (x)	12,200	602,558
Shore Bancshares, Inc.	300	3,525
Sierra Bancorp	3,500	58,415
Signature Bank/New York*	93,120	11,632,550
Simmons First National Corp., Class A	16,320	753,739
South State Corp.	13,240	900,982
Southern First Bancshares, Inc.*	200	4,820
Southern National Bancorp of Virginia, Inc. (x)	600	7,290
Southside Bancshares, Inc.	12,522	387,180
Southwest Bancorp, Inc./Oklahoma	500	8,465
State Bank Financial Corp.	22,700	461,945
Sterling Bancorp/Delaware	65,474	1,027,942
Stock Yards Bancorp, Inc.	12,150	342,994
Stonegate Bank	500	16,135
Suffolk Bancorp	200	6,262
Summit Financial Group, Inc. (x)	200	3,500
Sun Bancorp, Inc./New Jersey*	600	12,396

SVB Financial Group*	115,574	$10,998,022
Talmer Bancorp, Inc., Class A	30,000	575,100
Texas Capital Bancshares, Inc.*	24,450	1,143,282
Tompkins Financial Corp.	10,451	679,315
Towne Bank/Virginia (x)	25,710	556,619
TriCo Bancshares	9,900	273,240
TriState Capital Holdings, Inc.*	500	6,865
Triumph Bancorp, Inc.*	400	6,400
Trustmark Corp.	42,820	1,064,077
UMB Financial Corp.	23,460	1,248,307
Umpqua Holdings Corp.	113,173	1,750,786
Union Bankshares Corp.	31,197	770,878
Union Bankshares, Inc./Vermont (x)	100	3,636
United Bankshares, Inc./West Virginia (x)	37,052	1,389,821
United Community Banks, Inc./Georgia	36,600	669,414
Univest Corp. of Pennsylvania	5,247	110,292
Valley National Bancorp	129,447	1,180,557
Veritex Holdings, Inc. (x)*	300	4,806
Washington Trust Bancorp, Inc.	10,800	409,536
WashingtonFirst Bankshares, Inc. (x)	500	10,805
Webster Financial Corp.	47,900	1,626,205
WesBanco, Inc.	21,531	668,538
West Bancorp, Inc.	6,300	117,117
Westamerica Bancorp (x)	13,500	665,010
Wilshire Bancorp, Inc.	54,700	569,974
Wintrust Financial Corp.	28,270	1,441,770
Yadkin Financial Corp.	32,600	817,934
Your Community Bankshares, Inc. (x)	400	14,864

		114,324,259

Capital Markets (2.0%)
Actua Corp.*	18,650	168,410
Affiliated Managers Group, Inc.*	66,755	9,397,101
Arlington Asset Investment Corp., Class A (x)	6,200	80,662
Associated Capital Group, Inc., Class A (x)	4,430	127,053
BGC Partners, Inc., Class A	110,740	964,545
Calamos Asset Management, Inc., Class A	1,700	12,427
Cohen & Steers, Inc.	11,366	459,641
Cowen Group, Inc., Class A (x)*	8,800	26,048
Diamond Hill Investment Group, Inc.	1,600	301,472
Evercore Partners, Inc., Class A	22,200	981,018
FBR & Co. (x)	600	8,958
Fifth Street Asset Management, Inc. (x)	500	2,020
Financial Engines, Inc. (x)	28,400	734,708
GAMCO Investors, Inc., Class A	4,130	135,340
Greenhill & Co., Inc. (x)	22,600	363,860
Hennessy Advisors, Inc. (x)	200	6,694
Houlihan Lokey, Inc.	3,600	80,532
INTL FCStone, Inc.*	8,100	221,049
Investment Technology Group, Inc.	20,000	334,400
Janus Capital Group, Inc.	88,300	1,229,136

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

KCG Holdings, Inc., Class A*	27,371	$364,034
Ladenburg Thalmann Financial Services, Inc. (x)*	5,900	13,924
Lazard Ltd., Class A	293,104	8,728,637
Manning & Napier, Inc. (x)	700	6,650
Medley Management, Inc., Class A(x)	400	2,352
Moelis & Co., Class A	7,900	177,750
OM Asset Management plc	20,900	279,015
Oppenheimer Holdings, Inc., ClassA	600	9,276
Piper Jaffray Cos.*	8,000	301,600
PJT Partners, Inc., Class A (x)	4,500	103,500
Pzena Investment Management, Inc., Class A	1,200	9,132
Safeguard Scientifics, Inc.*	2,230	27,853
Silvercrest Asset Management Group, Inc., Class A (x)	200	2,448
Stifel Financial Corp.*	217,018	6,825,216
Virtu Financial, Inc., Class A	10,900	196,200
Virtus Investment Partners, Inc. (x)	4,795	341,308
Waddell & Reed Financial, Inc., Class A	41,500	714,630
Walter Investment Management Corp. (x)*	16,300	44,988
Westwood Holdings Group, Inc.	700	36,260
WisdomTree Investments, Inc. (x)	72,600	710,754

		34,530,601

Consumer Finance (0.3%)
Cash America International, Inc.	13,220	563,436
Encore Capital Group, Inc. (x)*	17,050	401,187
Enova International, Inc.*	2,800	20,608
EZCORP, Inc., Class A*	21,200	160,272
First Cash Financial Services, Inc.	15,500	795,615
Green Dot Corp., Class A*	25,200	579,348
LendingClub Corp. (x)*	171,700	738,310
Nelnet, Inc., Class A	16,850	585,538
PRA Group, Inc. (x)*	26,460	638,744
Regional Management Corp. (x)*	1,300	19,058
World Acceptance Corp. (x)*	2,620	119,472

		4,621,588

Diversified Financial Services (0.1%)
FNFV Group (x)*	43,900	503,533
GAIN Capital Holdings, Inc.	2,000	12,640
Marlin Business Services Corp.	11,400	185,820
NewStar Financial, Inc.*	9,700	81,674
On Deck Capital, Inc. (x)*	10,000	51,500
PICO Holdings, Inc.*	9,000	85,140
Resource America, Inc., Class A	3,500	34,020
Tiptree Financial, Inc., Class A	400	2,192

		956,519

Insurance (1.2%)
Ambac Financial Group, Inc.*	32,500	534,950
American Equity Investment Life Holding Co.	47,380	675,165
AMERISAFE, Inc.	11,990	734,028
Argo Group International Holdings Ltd.	19,106	991,596

Atlas Financial Holdings, Inc.*	300	$5,166
Baldwin & Lyons, Inc., Class B	3,587	88,455
Blue Capital Reinsurance Holdings Ltd. (x)	200	3,702
Citizens, Inc./Texas (x)*	22,600	171,760
CNO Financial Group, Inc.	105,000	1,833,300
Crawford & Co., Class B	2,000	16,980
Donegal Group, Inc., Class A	7,400	122,026
eHealth, Inc.*	1,900	26,638
EMC Insurance Group, Inc.	1,000	27,720
Employers Holdings, Inc.	18,300	531,066
Enstar Group Ltd.*	5,950	963,841
FBL Financial Group, Inc., Class A	5,300	321,551
Federated National Holding Co.	600	11,424
Fidelity & Guaranty Life (x)	5,700	132,126
Genworth Financial, Inc., Class A*	262,800	678,024
Global Indemnity plc*	7,450	205,099
Greenlight Capital Reinsurance Ltd., Class A*	20,316	409,571
Hallmark Financial Services, Inc.*	13,200	152,988
HCI Group, Inc.	1,300	35,464
Heritage Insurance Holdings, Inc.	15,300	183,141
Horace Mann Educators Corp.	24,910	841,709
Independence Holding Co.	7,684	138,081
Infinity Property & Casualty Corp.	6,000	483,960
Investors Title Co. (x)	100	9,525
James River Group Holdings Ltd.	7,400	251,304
Kemper Corp.	20,700	641,286
Maiden Holdings Ltd.	34,930	427,543
MBIA, Inc.*	85,600	584,648
National General Holdings Corp.	34,700	743,274
National Interstate Corp.	3,600	108,900
National Western Life Group, Inc., Class A	1,130	220,655
Navigators Group, Inc.	7,600	698,972
OneBeacon Insurance Group Ltd., Class A	9,400	129,720
Patriot National, Inc. (x)*	1,900	15,542
Primerica, Inc. (x)	27,900	1,596,996
RLI Corp.	22,500	1,547,550
Safety Insurance Group, Inc.	8,350	514,193
Selective Insurance Group, Inc.	30,340	1,159,291
State Auto Financial Corp.	7,400	162,134
State National Cos., Inc. (x)	1,900	20,007
Stewart Information Services Corp.	12,600	521,766
Third Point Reinsurance Ltd. (x)*	36,100	423,092
Trupanion, Inc. (x)*	2,200	29,150
United Fire Group, Inc.	15,100	640,693
United Insurance Holdings Corp.(x)	900	14,742
Universal Insurance Holdings, Inc.(x)	19,000	353,020
WMIH Corp. (x)*	23,200	51,504

		21,185,038

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Real Estate Investment Trusts (REITs) (4.9%)
Acadia Realty Trust (REIT)	38,586	$1,370,575
AG Mortgage Investment Trust, Inc. (REIT)	15,800	228,152
Agree Realty Corp. (REIT)	15,300	738,072
Alexander’s, Inc. (REIT)	1,600	654,768
Altisource Residential Corp. (REIT)	38,700	355,653
American Assets Trust, Inc. (REIT)	23,296	988,682
American Capital Mortgage Investment Corp. (REIT)	26,845	423,882
Anworth Mortgage Asset Corp. (REIT)	20,200	94,940
Apollo Commercial Real Estate Finance, Inc. (REIT) (x)	30,460	489,492
Apollo Residential Mortgage, Inc. (REIT)	4,500	60,300
Ares Commercial Real Estate Corp. (REIT)	1,100	13,519
Armada Hoffler Properties, Inc. (REIT)	6,800	93,432
ARMOUR Residential REIT, Inc. (REIT) (x)	20,916	418,320
Ashford Hospitality Prime, Inc. (REIT)	13,155	186,012
Ashford Hospitality Trust, Inc. (REIT)	41,850	224,734
Bluerock Residential Growth REIT, Inc. (REIT)	1,000	13,000
Capstead Mortgage Corp. (REIT) (x)	50,010	485,097
CareTrust REIT, Inc. (REIT)	44,900	618,722
CatchMark Timber Trust, Inc. (REIT), Class A	3,200	39,104
CBL & Associates Properties, Inc. (REIT)	88,100	820,211
Cedar Realty Trust, Inc. (REIT)	46,200	343,266
Chatham Lodging Trust (REIT)	22,400	492,352
Chesapeake Lodging Trust (REIT)	30,620	711,915
City Office REIT, Inc. (REIT) (x)	900	11,682
Colony Capital, Inc. (REIT), Class A (x)	62,734	962,967
Colony Starwood Homes (REIT) (x)	33,900	1,031,238
Community Healthcare Trust, Inc. (REIT)	600	12,684
CorEnergy Infrastructure Trust, Inc. (REIT) (x)	1,600	46,160
CoreSite Realty Corp. (REIT)	17,500	1,552,075
Cousins Properties, Inc. (REIT)	111,492	1,159,517
CYS Investments, Inc. (REIT)	93,937	786,253
DiamondRock Hospitality Co. (REIT)	119,208	1,076,448
DuPont Fabros Technology, Inc. (REIT)	43,610	2,073,219
Dynex Capital, Inc. (REIT)	1,700	11,798
Easterly Government Properties, Inc. (REIT)	10,100	199,273
EastGroup Properties, Inc. (REIT)	17,180	1,184,046

Education Realty Trust, Inc. (REIT)	38,833	$1,791,755
Farmland Partners, Inc. (REIT) (x)	1,300	14,716
FelCor Lodging Trust, Inc. (REIT)	88,640	552,227
First Industrial Realty Trust, Inc. (REIT)	60,700	1,688,674
First Potomac Realty Trust (REIT)	34,657	318,844
Four Corners Property Trust, Inc. (REIT)	31,500	648,585
Franklin Street Properties Corp. (REIT)	65,080	798,532
Geo Group, Inc. (REIT)	43,381	1,482,763
Getty Realty Corp. (REIT)	13,664	293,093
Gladstone Commercial Corp. (REIT)	2,900	48,981
Global Net Lease, Inc. (REIT) (x)	89,100	708,345
Government Properties Income Trust (REIT)	39,550	912,023
Gramercy Property Trust (REIT)	229,658	2,117,447
Great Ajax Corp. (REIT)	800	11,096
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	17,800	384,480
Hatteras Financial Corp. (REIT)	61,300	1,005,320
Healthcare Realty Trust, Inc. (REIT)	54,500	1,906,955
Hersha Hospitality Trust (REIT)	33,432	573,359
Hudson Pacific Properties, Inc. (REIT)	41,700	1,216,806
Independence Realty Trust, Inc. (REIT)	2,600	21,268
InfraREIT, Inc. (REIT)	20,777	364,429
Invesco Mortgage Capital, Inc. (REIT)	58,655	802,987
Investors Real Estate Trust (REIT) (x)	96,720	625,778
iStar, Inc. (REIT)*	45,200	433,468
Kite Realty Group Trust (REIT)	45,782	1,283,269
Ladder Capital Corp. (REIT)	23,927	291,909
LaSalle Hotel Properties (REIT)	65,950	1,555,101
Lexington Realty Trust (REIT)	130,645	1,320,821
LTC Properties, Inc. (REIT)	21,800	1,127,714
Mack-Cali Realty Corp. (REIT)	46,100	1,244,700
Medical Properties Trust, Inc. (REIT)	124,032	1,886,527
Monmouth Real Estate Investment Corp. (REIT)	33,113	439,078
Monogram Residential Trust, Inc. (REIT) (x)	91,300	932,173
National Health Investors, Inc. (REIT)	20,200	1,516,818
National Storage Affiliates Trust (REIT)	11,900	247,758

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

New Residential Investment Corp. (REIT)	126,292	$1,747,881
New Senior Investment Group, Inc.(REIT)	36,400	388,752
New York Mortgage Trust, Inc. (REIT) (x)	91,700	559,370
New York REIT, Inc. (REIT)	86,600	801,050
NexPoint Residential Trust, Inc. (REIT)	1,000	18,200
NorthStar Realty Europe Corp. (REIT)	31,100	287,675
One Liberty Properties, Inc. (REIT)	5,200	124,020
Orchid Island Capital, Inc. (REIT)	1,900	19,551
Owens Realty Mortgage, Inc. (REIT) (x)	200	3,328
Parkway Properties, Inc. (REIT)	50,158	839,143
Pebblebrook Hotel Trust (REIT)	45,428	1,192,485
Pennsylvania Real Estate Investment Trust (REIT)	36,260	777,777
PennyMac Mortgage Investment Trust (REIT)	46,763	758,963
Physicians Realty Trust (REIT)	69,700	1,464,397
Potlatch Corp. (REIT)	21,000	716,100
Preferred Apartment Communities, Inc. (REIT), Class A (x)	1,300	19,136
PS Business Parks, Inc. (REIT)	10,220	1,084,138
QTS Realty Trust, Inc. (REIT), ClassA	24,400	1,365,912
RAIT Financial Trust (REIT)	32,600	102,038
Ramco-Gershenson Properties Trust (REIT)	48,260	946,379
Redwood Trust, Inc. (REIT)	40,000	552,400
Resource Capital Corp. (REIT) (x)	18,587	239,029
Retail Opportunity Investments Corp.(REIT)	51,500	1,116,005
Rexford Industrial Realty, Inc. (REIT)	40,900	862,581
RLJ Lodging Trust (REIT)	64,800	1,389,960
Rouse Properties, Inc. (REIT)	23,600	430,700
Ryman Hospitality Properties, Inc. (REIT)	23,816	1,206,280
Sabra Health Care REIT, Inc. (REIT)	33,000	680,955
Saul Centers, Inc. (REIT)	5,300	327,063
Select Income REIT (REIT)	34,400	894,056
Seritage Growth Properties (REIT), Class A (x)	13,000	647,920
Silver Bay Realty Trust Corp. (REIT)	24,422	415,907
STAG Industrial, Inc. (REIT)	35,900	854,779
Summit Hotel Properties, Inc. (REIT)	47,700	631,548
Sunstone Hotel Investors, Inc. (REIT)	130,714	1,577,718
Terreno Realty Corp. (REIT)	21,100	545,857
Tier REIT, Inc. (REIT) (x)	24,900	381,717
UMH Properties, Inc. (REIT)	800	9,000

United Development Funding IV (REIT) (b)(x)†	16,700	$45,424
Universal Health Realty Income Trust (REIT)	7,650	437,427
Urban Edge Properties (REIT)	48,700	1,454,182
Urstadt Biddle Properties, Inc. (REIT), Class A	15,170	375,913
Washington Real Estate Investment Trust (REIT)	45,500	1,431,430
Western Asset Mortgage Capital Corp. (REIT) (x)	10,400	97,656
Whitestone REIT (REIT)	4,400	66,352
WP Glimcher, Inc. (REIT)	97,000	1,085,430
Xenia Hotels & Resorts, Inc. (REIT)	61,200	1,026,936

		82,539,879

Real Estate Management & Development (0.3%)
Alexander & Baldwin, Inc.	31,100	1,123,954
Altisource Portfolio Solutions S.A. (x)*	8,500	236,640
AV Homes, Inc.*	6,600	80,652
Consolidated-Tomoka Land Co.	200	9,494
Forestar Group, Inc.*	3,600	42,804
FRP Holdings, Inc.*	2,400	82,800
Griffin Industrial Realty, Inc.	100	3,065
HFF, Inc., Class A	21,500	620,920
Kennedy-Wilson Holdings, Inc.	50,900	965,064
Marcus & Millichap, Inc.*	6,100	155,001
RE/MAX Holdings, Inc., Class A	9,300	374,418
RMR Group, Inc., Class A	2,035	63,024
St. Joe Co.*	40,200	712,344
Stratus Properties, Inc.*	200	3,746
Tejon Ranch Co.*	3,900	92,196

		4,566,122

Thrifts & Mortgage Finance (1.0%)
Astoria Financial Corp.	57,300	878,409
Bank Mutual Corp.	19,000	145,920
BankFinancial Corp.	12,900	154,671
Bear State Financial, Inc. (x)	200	1,886
Beneficial Bancorp, Inc.*	45,376	577,183
BofI Holding, Inc. (x)*	34,800	616,308
Capitol Federal Financial, Inc.	77,100	1,075,545
Charter Financial Corp./Maryland	18,076	240,049
Clifton Bancorp, Inc.	600	9,042
Dime Community Bancshares, Inc.	24,400	415,044
ESSA Bancorp, Inc.	300	4,020
Essent Group Ltd.*	39,000	850,590
EverBank Financial Corp.	58,200	864,852
Federal Agricultural Mortgage Corp., Class C	600	20,892
First Defiance Financial Corp.	300	11,655
Flagstar Bancorp, Inc.*	10,600	258,746
Fox Chase Bancorp, Inc.	300	6,102
Hingham Institution for Savings	100	12,292
Home Bancorp, Inc.	200	5,494
HomeStreet, Inc.*	12,700	252,984

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Impac Mortgage Holdings, Inc. (x)*	300	$4,704
Kearny Financial Corp.	51,279	645,090
Lake Sunapee Bank Group	300	5,133
LendingTree, Inc. (x)*	3,300	291,489
Meridian Bancorp, Inc.	30,100	444,878
Meta Financial Group, Inc.	1,000	50,960
MGIC Investment Corp.*	202,451	1,204,583
Nationstar Mortgage Holdings, Inc. (x)*	13,200	148,632
NMI Holdings, Inc., Class A*	21,300	116,724
Northfield Bancorp, Inc.	24,658	365,678
Northwest Bancshares, Inc.	51,790	768,046
OceanFirst Financial Corp.	3,300	59,961
Ocwen Financial Corp. (x)*	33,300	56,943
Oritani Financial Corp.	23,094	369,273
PennyMac Financial Services, Inc., Class A*	600	7,494
PHH Corp.*	38,200	508,824
Provident Financial Holdings, Inc.	200	3,660
Provident Financial Services, Inc.	43,000	844,520
Radian Group, Inc.	110,666	1,153,140
SI Financial Group, Inc.	200	2,648
Southern Missouri Bancorp, Inc. (x)	100	2,353
Territorial Bancorp, Inc.	4,100	108,527
TrustCo Bank Corp.	66,200	424,342
United Community Financial Corp./Ohio	1,000	6,080
United Financial Bancorp, Inc.	26,345	341,958
Walker & Dunlop, Inc.*	14,500	330,310
Washington Federal, Inc.	51,500	1,249,390
Waterstone Financial, Inc.	1,100	16,863
Westfield Financial, Inc.	300	2,310
WSFS Financial Corp.	16,400	527,916

		16,464,113

Total Financials		279,188,119

Health Care (15.9%)
Biotechnology (3.5%)
Acceleron Pharma, Inc.*	14,300	485,914
Achillion Pharmaceuticals, Inc. (x)*	57,900	451,620
Acorda Therapeutics, Inc.*	28,100	716,690
Adamas Pharmaceuticals, Inc. (x)*	1,700	25,738
Aduro Biotech, Inc. (x)*	17,700	200,187
Advaxis, Inc. (x)*	24,600	199,014
Adverum Biotechnologies, Inc. (x)*	1,900	6,004
Agenus, Inc. (x)*	50,600	204,930
Aimmune Therapeutics, Inc. (x)*	2,000	21,640
Akebia Therapeutics, Inc.*	2,000	14,960
Alder Biopharmaceuticals, Inc. (x)*	156,951	3,919,066
AMAG Pharmaceuticals, Inc. (x)*	19,553	467,708
Amicus Therapeutics, Inc. (x)*	63,500	346,710
Anavex Life Sciences Corp. (x)*	3,700	22,607
Anthera Pharmaceuticals, Inc. (x)*	7,300	22,557

Applied Genetic Technologies Corp.*	900	$12,717
Ardelyx, Inc. (x)*	1,000	8,730
Arena Pharmaceuticals, Inc. (x)*	168,800	288,648
Argos Therapeutics, Inc. (x)*	3,400	20,842
ARIAD Pharmaceuticals, Inc. (x)*	104,700	773,733
Array BioPharma, Inc. (x)*	92,500	329,300
Arrowhead Pharmaceuticals, Inc. (x)*	33,000	175,560
Asterias Biotherapeutics, Inc. (x)*	1,400	3,360
Atara Biotherapeutics, Inc. (x)*	9,600	216,096
Athersys, Inc. (x)*	4,200	9,114
Avexis, Inc. (x)*	3,900	148,278
Axovant Sciences Ltd. (x)*	13,500	173,340
Bellicum Pharmaceuticals, Inc. (x)*	3,000	38,880
BioCryst Pharmaceuticals, Inc. (x)*	53,300	151,372
BioSpecifics Technologies Corp.*	500	19,970
BioTime, Inc. (x)*	29,400	76,734
Bluebird Bio, Inc. (x)*	19,300	835,497
Blueprint Medicines Corp.*	2,000	40,500
Cara Therapeutics, Inc. (x)*	9,500	45,695
Celator Pharmaceuticals, Inc. (x)*	17,000	513,060
Celldex Therapeutics, Inc. (x)*	60,800	266,912
Cellular Biomedicine Group, Inc. (x)*	300	3,597
Cepheid, Inc.*	43,500	1,337,625
ChemoCentryx, Inc.*	12,100	54,329
Chimerix, Inc.*	31,400	123,402
Cidara Therapeutics, Inc. (x)*	900	9,279
Clovis Oncology, Inc. (x)*	15,700	215,404
Coherus Biosciences, Inc. (x)*	12,900	217,881
Concert Pharmaceuticals, Inc.*	800	8,984
Corvus Pharmaceuticals, Inc. (x)*	400	5,704
Curis, Inc. (x)*	4,700	7,332
Cytokinetics, Inc. (x)*	2,900	27,521
CytomX Therapeutics, Inc. (x)*	1,200	12,258
CytRx Corp. (x)*	9,700	21,631
DBV Technologies S.A. (ADR)*	88,211	2,877,443
Dimension Therapeutics, Inc.*	1,100	6,600
Dynavax Technologies Corp. (x)*	21,060	307,055
Eagle Pharmaceuticals, Inc. (x)*	4,700	182,313
Edge Therapeutics, Inc. (x)*	1,000	10,110
Editas Medicine, Inc. (x)*	4,300	104,920
Eiger BioPharmaceuticals, Inc.*	200	3,964
Emergent BioSolutions, Inc.*	18,700	525,844
Enanta Pharmaceuticals, Inc. (x)*	8,800	194,040
Epizyme, Inc.*	15,900	162,816
Esperion Therapeutics, Inc. (x)*	10,000	98,800
Exact Sciences Corp. (x)*	55,100	674,975
Exelixis, Inc. (x)*	142,700	1,114,487

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

FibroGen, Inc.*	26,200	$429,942
Five Prime Therapeutics, Inc.*	17,600	727,760
Flexion Therapeutics, Inc. (x)*	6,900	103,258
Fortress Biotech, Inc. (x)*	900	2,421
Foundation Medicine, Inc. (x)*	10,500	195,930
Galena Biopharma, Inc. (x)*	43,300	20,182
Genomic Health, Inc.*	8,400	217,518
Geron Corp. (x)*	95,100	254,868
Global Blood Therapeutics, Inc. (x)*	6,300	104,517
GlycoMimetics, Inc. (x)*	600	4,362
Halozyme Therapeutics, Inc. (x)*	59,200	510,896
Heron Therapeutics, Inc. (x)*	13,500	243,675
Idera Pharmaceuticals, Inc. (x)*	5,500	8,415
Ignyta, Inc.*	3,300	17,886
Immune Design Corp. (x)*	1,100	8,976
ImmunoGen, Inc. (x)*	83,100	255,948
Immunomedics, Inc. (x)*	84,900	196,968
Infinity Pharmaceuticals, Inc. (x)*	56,100	74,613
Inotek Pharmaceuticals Corp.*	1,600	11,904
Inovio Pharmaceuticals, Inc. (x)*	38,200	352,968
Insmed, Inc.*	35,400	349,044
Insys Therapeutics, Inc. (x)*	14,400	186,336
Intellia Therapeutics, Inc. (x)*	6,100	130,235
Invitae Corp. (x)*	800	5,912
Ironwood Pharmaceuticals, Inc.*	72,800	951,860
Karyopharm Therapeutics, Inc.*	3,900	26,169
Keryx Biopharmaceuticals, Inc. (x)*	61,400	406,468
Kite Pharma, Inc. (x)*	20,500	1,025,000
La Jolla Pharmaceutical Co. (x)*	1,900	30,400
Lexicon Pharmaceuticals, Inc. (x)*	32,042	459,803
Ligand Pharmaceuticals, Inc. (x)*	11,450	1,365,642
Lion Biotechnologies, Inc. (x)*	10,000	81,000
Loxo Oncology, Inc.*	1,100	25,498
MacroGenics, Inc.*	17,300	466,927
MannKind Corp. (x)*	192,255	223,016
Medgenics, Inc.*	1,400	7,770
MediciNova, Inc. (x)*	1,200	9,060
Merrimack Pharmaceuticals, Inc. (x)*	65,700	354,123
MiMedx Group, Inc. (x)*	60,900	485,982
Minerva Neurosciences, Inc. (x)*	25,000	255,250
Mirati Therapeutics, Inc. (x)*	7,500	40,950
Momenta Pharmaceuticals, Inc.*	33,100	357,480
Myriad Genetics, Inc. (x)*	38,100	1,165,860
NantKwest, Inc. (x)*	3,800	23,636
Natera, Inc.*	7,600	91,694
Neurocrine Biosciences, Inc.*	108,170	4,916,326
NewLink Genetics Corp. (x)*	19,300	217,318
Novavax, Inc. (x)*	154,100	1,120,307
OncoMed Pharmaceuticals, Inc. (x)*	2,600	32,006
Ophthotech Corp.*	15,900	811,377
Organovo Holdings, Inc. (x)*	6,600	24,552
Osiris Therapeutics, Inc. (x)	28,700	146,083
Otonomy, Inc. (x)*	2,300	36,524
OvaScience, Inc. (x)*	21,300	110,973
PDL BioPharma, Inc. (x)	101,200	317,768
Pfenex, Inc.*	1,000	8,370
PharmAthene, Inc. (x)*	1,700	4,148

Portola Pharmaceuticals, Inc.*	23,400	$552,240
Progenics Pharmaceuticals, Inc. (x)*	42,600	179,772
Proteostasis Therapeutics, Inc. (x)*	600	7,278
Prothena Corp. plc (x)*	16,600	580,336
PTC Therapeutics, Inc. (x)*	31,800	223,236
Puma Biotechnology, Inc. (x)*	12,900	384,291
Radius Health, Inc. (x)*	16,000	588,000
Raptor Pharmaceutical Corp.*	49,500	265,815
REGENXBIO, Inc. (x)*	1,500	12,000
Regulus Therapeutics, Inc. (x)*	8,300	23,987
Repligen Corp.*	20,900	571,824
Retrophin, Inc. (x)*	16,000	284,960
Rigel Pharmaceuticals, Inc. (x)*	61,500	137,145
Sage Therapeutics, Inc. (x)*	119,748	3,608,007
Sangamo BioSciences, Inc. (x)*	42,200	244,338
Sarepta Therapeutics, Inc. (x)*	23,100	440,517
Seres Therapeutics, Inc. (x)*	9,300	270,165
Sorrento Therapeutics, Inc. (x)*	12,600	70,560
Spark Therapeutics, Inc. (x)*	8,952	457,716
Spectrum Pharmaceuticals, Inc.*	32,000	210,240
Stemline Therapeutics, Inc. (x)*	1,600	10,832
Syndax Pharmaceuticals, Inc.*	1,000	9,850
Synergy Pharmaceuticals, Inc. (x)*	94,700	359,860
Synthetic Biologics, Inc. (x)*	5,900	10,620
T2 Biosystems, Inc. (x)*	700	5,523
TESARO, Inc. (x)*	87,761	7,376,312
TG Therapeutics, Inc. (x)*	25,500	154,530
Tobira Therapeutics, Inc.*	1,000	12,560
Tokai Pharmaceuticals, Inc. (x)*	500	2,755
Trevena, Inc.*	4,800	30,240
Trovagene, Inc. (x)*	4,100	18,573
Ultragenyx Pharmaceutical, Inc. (x)*	21,100	1,032,001
Vanda Pharmaceuticals, Inc.*	26,703	298,807
Versartis, Inc. (x)*	1,000	11,060
Vitae Pharmaceuticals, Inc. (x)*	3,200	34,528
Vital Therapies, Inc. (x)*	800	4,960
Voyager Therapeutics, Inc. (x)*	1,300	14,287
XBiotech, Inc. (x)*	2,600	54,392
Xencor, Inc. (x)*	15,600	296,244
Zafgen, Inc.*	8,000	47,920
ZIOPHARM Oncology, Inc. (x)*	56,765	311,640

		58,785,792

Health Care Equipment & Supplies (5.3%)
Abaxis, Inc.	14,700	694,281
Accuray, Inc.*	34,867	180,960
Align Technology, Inc.*	203,091	16,358,980
Analogic Corp.	8,700	691,128
AngioDynamics, Inc.*	12,800	183,936
Anika Therapeutics, Inc.*	8,000	429,200
AtriCure, Inc. (x)*	16,400	231,732
Atrion Corp.	700	299,502
Avinger, Inc. (x)*	800	9,544
AxoGen, Inc. (x)*	700	4,816
Cantel Medical Corp.	18,275	1,256,041
Cardiovascular Systems, Inc. (x)*	15,100	277,463
Cerus Corp. (x)*	50,100	312,624
ConforMIS, Inc. (x)*	4,100	28,782

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

CONMED Corp.	18,600	$887,778
Corindus Vascular Robotics, Inc. (x)*	2,200	3,146
CryoLife, Inc.	16,300	192,503
Cutera, Inc.*	500	5,605
Cynosure, Inc., Class A*	11,631	565,790
Dentsply Sirona, Inc.	211,304	13,109,300
DexCom, Inc.*	188,856	14,981,946
Endologix, Inc. (x)*	46,600	580,636
Entellus Medical, Inc. (x)*	400	7,308
Exactech, Inc.*	18,800	502,712
GenMark Diagnostics, Inc. (x)*	26,400	229,680
Glaukos Corp.*	7,500	218,700
Globus Medical, Inc., Class A*	39,500	941,285
Greatbatch, Inc.*	15,100	467,043
Haemonetics Corp.*	28,300	820,417
Halyard Health, Inc.*	25,500	829,260
HeartWare International, Inc.*	11,000	635,250
ICU Medical, Inc.*	7,600	856,900
Inogen, Inc.*	8,600	430,946
Insulet Corp.*	30,100	910,224
Integra LifeSciences Holdings Corp.*	17,600	1,404,128
Invacare Corp. (x)	20,100	243,813
InVivo Therapeutics Holdings Corp. (x)*	2,200	12,716
iRadimed Corp.*	500	10,880
Iridex Corp. (x)*	500	7,395
K2M Group Holdings, Inc. (x)*	7,600	117,952
LDR Holding Corp.*	14,300	528,385
LeMaitre Vascular, Inc.	800	11,416
Masimo Corp.*	23,950	1,257,734
Meridian Bioscience, Inc.	26,900	524,550
Merit Medical Systems, Inc.*	32,675	647,945
Natus Medical, Inc.*	16,700	631,260
Neogen Corp.*	20,350	1,144,688
Nevro Corp. (x)*	188,569	13,908,849
Novocure Ltd. (x)*	26,400	308,088
NuVasive, Inc.*	26,800	1,600,496
NxStage Medical, Inc.*	43,200	936,576
OraSure Technologies, Inc.*	39,600	234,036
Orthofix International N.V.*	12,500	530,000
Oxford Immunotec Global plc*	900	8,100
Penumbra, Inc. (x)*	78,548	4,673,606
Quidel Corp.*	17,900	319,694
Rockwell Medical, Inc. (x)*	22,500	170,325
RTI Surgical, Inc.*	25,600	91,904
Second Sight Medical Products, Inc. (x)*	4,600	16,468
Senseonics Holdings, Inc. (x)*	1,100	4,323
Spectranetics Corp. (x)*	25,300	473,363
STAAR Surgical Co. (x)*	32,000	176,320
SurModics, Inc.*	18,600	436,728
Symmetry Surgical, Inc.*	500	6,565
Tandem Diabetes Care, Inc.*	2,600	19,604
TransEnterix, Inc. (x)*	7,900	9,638
Utah Medical Products, Inc.	100	6,300
Vascular Solutions, Inc.*	8,900	370,774
Veracyte, Inc. (x)*	800	4,024
ViewRay, Inc. (x)*	300	1,227
Wright Medical Group N.V.*	50,345	874,493
Zeltiq Aesthetics, Inc. (x)*	21,800	595,794

		90,455,575

Health Care Providers & Services (3.8%)
AAC Holdings, Inc. (x)*	5,000	$114,100
Acadia Healthcare Co., Inc. (x)*	204,781	11,344,867
Aceto Corp.	17,900	391,831
Addus HomeCare Corp.*	400	6,972
Adeptus Health, Inc., Class A (x)*	6,500	335,790
Air Methods Corp. (x)*	18,600	666,438
Almost Family, Inc.*	5,700	242,877
Amedisys, Inc.*	14,700	742,056
American Renal Associates Holdings, Inc. (x)*	3,400	98,498
AMN Healthcare Services, Inc.*	24,800	991,256
Amsurg Corp.*	155,950	12,092,363
BioScrip, Inc. (x)*	38,400	97,920
BioTelemetry, Inc.*	3,600	58,680
Capital Senior Living Corp.*	17,600	310,992
Chemed Corp.	9,100	1,240,421
Civitas Solutions, Inc.*	1,700	35,411
Community Health Systems, Inc. (x)*	57,600	694,080
CorVel Corp.*	9,300	401,574
Cross Country Healthcare, Inc.*	17,000	236,640
Diplomat Pharmacy, Inc. (x)*	257,862	9,025,170
Ensign Group, Inc.	23,400	491,634
ExamWorks Group, Inc.*	20,300	707,455
Genesis Healthcare, Inc.*	22,290	39,453
HealthEquity, Inc.*	28,700	872,050
HealthSouth Corp.	47,300	1,836,186
Healthways, Inc.*	25,900	299,145
Kindred Healthcare, Inc.	45,681	515,739
Landauer, Inc.	5,833	240,086
LHC Group, Inc.*	9,300	402,504
Magellan Health, Inc.*	16,000	1,052,320
Molina Healthcare, Inc.*	22,550	1,125,245
National HealthCare Corp.	6,100	394,914
National Research Corp., Class A	400	5,480
Nobilis Health Corp. (x)*	3,300	7,359
Owens & Minor, Inc#.	32,950	1,231,671
PharMerica Corp.*	20,800	512,928
Premier, Inc., Class A*	339,299	11,095,077
Providence Service Corp.*	6,700	300,696
Quorum Health Corp.*	4,600	49,266
RadNet, Inc.*	1,300	6,942
Select Medical Holdings Corp.*	50,019	543,707
Surgery Partners, Inc.*	7,400	132,460
Surgical Care Affiliates, Inc.*	17,400	829,458
Team Health Holdings, Inc.*	38,400	1,561,728
Teladoc, Inc.*	2,900	46,458
Triple-S Management Corp., Class B*	11,900	290,717
U.S. Physical Therapy, Inc.	6,200	373,302
Universal American Corp.	23,000	174,340
USMD Holdings, Inc. (x)*	200	3,748

		64,270,004

Health Care Technology (0.3%)
Castlight Health, Inc., Class B (x)*	13,000	51,480
Computer Programs & Systems, Inc. (x)	6,500	259,480
Cotiviti Holdings, Inc. (x)*	13,300	281,029

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Evolent Health, Inc., Class A (x)*	4,000	$76,800
HealthStream, Inc.*	12,200	323,544
HMS Holdings Corp.*	52,400	922,764
Imprivata, Inc.*	1,400	19,600
Medidata Solutions, Inc.*	31,600	1,481,092
Omnicell, Inc.*	23,800	814,674
Press Ganey Holdings, Inc. (x)*	11,600	456,460
Quality Systems, Inc.	27,800	331,098
Vocera Communications, Inc.*	1,700	21,845

		5,039,866

Life Sciences Tools & Services (0.9%)
Accelerate Diagnostics, Inc. (x)*	14,400	207,216
Albany Molecular Research, Inc. (x)*	11,800	158,592
Cambrex Corp.*	17,900	925,967
ChromaDex Corp. (x)*	2,200	9,108
Enzo Biochem, Inc.*	2,600	15,522
Fluidigm Corp. (x)*	20,100	181,503
ICON plc*	130,866	9,161,928
INC Research Holdings, Inc., Class A*	21,600	823,608
Luminex Corp.*	28,500	576,555
NanoString Technologies, Inc.*	1,100	13,860
NeoGenomics, Inc.*	5,800	46,632
Pacific Biosciences of California, Inc. (x)*	31,800	223,713
PAREXEL International Corp.*	30,277	1,903,818
PRA Health Sciences, Inc.*	11,400	476,064

		14,724,086

Pharmaceuticals (2.1%)
AcelRx Pharmaceuticals, Inc. (x)*	1,900	5,111
Aclaris Therapeutics, Inc. (x)*	1,000	18,470
Aerie Pharmaceuticals, Inc. (x)*	8,300	146,080
Agile Therapeutics, Inc.*	600	4,566
Akorn, Inc.*	409,637	11,668,510
Amphastar Pharmaceuticals, Inc.*	18,600	299,832
Ampio Pharmaceuticals, Inc. (x)*	2,600	3,354
ANI Pharmaceuticals, Inc. (x)*	5,000	279,100
Aratana Therapeutics, Inc. (x)*	17,200	108,704
Axsome Therapeutics, Inc. (x)*	500	3,770
Bio-Path Holdings, Inc. (x)*	1,700	3,383
Catalent, Inc.*	52,045	1,196,515
Cempra, Inc. (x)*	21,600	356,184
Collegium Pharmaceutical, Inc. (x)*	1,600	18,960
Corcept Therapeutics, Inc. (x)*	36,600	199,836
Depomed, Inc. (x)*	41,700	818,154
Dermira, Inc.*	16,800	491,400
Durect Corp. (x)*	6,600	8,052
Egalet Corp. (x)*	700	3,472
Endocyte, Inc. (x)*	2,900	9,309
Flex Pharma, Inc. (x)*	1,200	12,252
GW Pharmaceuticals plc (ADR) (x)*	34,795	3,186,178
Heska Corp.*	500	18,585
Horizon Pharma plc*	84,200	1,386,774
Impax Laboratories, Inc.*	39,100	1,126,862
Innoviva, Inc. (x)	52,300	550,719

Intersect ENT, Inc.*	11,600	$149,988
Intra-Cellular Therapies, Inc. (x)*	17,900	694,878
Lannett Co., Inc. (x)*	15,000	356,850
Lipocine, Inc. (x)*	3,100	9,424
Medicines Co.(x)*	146,270	4,919,060
MyoKardia, Inc. (x)*	600	7,440
Nektar Therapeutics*	79,800	1,135,554
Neos Therapeutics, Inc. (x)*	1,500	13,920
Ocular Therapeutix, Inc. (x)*	6,300	31,185
Omeros Corp. (x)*	20,700	217,764
Pacira Pharmaceuticals, Inc.*	21,300	718,449
Paratek Pharmaceuticals, Inc. (x)*	1,100	15,301
Phibro Animal Health Corp., Class A	9,600	179,136
Prestige Brands Holdings, Inc.*	28,700	1,589,980
Reata Pharmaceuticals, Inc., Class A (x)*	3,400	67,150
Relypsa, Inc. (x)*	17,900	331,150
Revance Therapeutics, Inc. (x)*	13,300	180,880
Sagent Pharmaceuticals, Inc.*	13,900	208,222
SciClone Pharmaceuticals, Inc.*	42,600	556,356
Sucampo Pharmaceuticals, Inc., Class A*	22,100	242,437
Supernus Pharmaceuticals, Inc.*	24,500	499,065
Teligent, Inc. (x)*	2,900	20,706
Tetraphase Pharmaceuticals, Inc. (x)*	24,800	106,640
TherapeuticsMD, Inc. (x)*	78,300	665,550
Theravance Biopharma, Inc. (x)*	26,200	594,478
Titan Pharmaceuticals, Inc. (x)*	15,400	84,238
WaVe Life Sciences Ltd. (x)*	700	14,483
XenoPort, Inc.*	30,000	211,200
Zogenix, Inc.*	1,200	9,660

		35,755,276

Total Health Care		269,030,599

Industrials (16.3%)
Aerospace & Defense (2.2%)
AAR Corp.	24,500	571,830
Aerojet Rocketdyne Holdings, Inc.*	35,500	648,940
Aerovironment, Inc.*	10,300	286,340
American Science & Engineering, Inc.	700	26,187
Astronics Corp.*	10,800	359,208
Cubic Corp.	12,600	506,016
Curtiss-Wright Corp.	25,000	2,106,250
DigitalGlobe, Inc.*	32,017	684,843
Ducommun, Inc.*	500	9,890
Engility Holdings, Inc.*	4,100	86,592
Esterline Technologies Corp.*	16,800	1,042,272
Hexcel Corp.	312,205	13,000,216
KEYW Holding Corp. (x)*	3,800	37,772
KLX, Inc.*	28,900	895,900
Kratos Defense & Security Solutions, Inc. (x)*	3,400	13,940
Mercury Systems, Inc.*	18,600	462,396
Moog, Inc., Class A*	19,300	1,040,656
National Presto Industries, Inc.	600	56,610
Sparton Corp.*	600	13,062

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

TASER International, Inc. (x)*	30,700	$763,816
Teledyne Technologies, Inc.*	20,400	2,020,620
TransDigm Group, Inc.*	42,814	11,289,624
Triumph Group, Inc.	25,700	912,350
Vectrus, Inc.*	600	17,094

		36,852,424

Air Freight & Logistics (0.8%)
Air Transport Services Group, Inc.*	27,700	358,992
Atlas Air Worldwide Holdings, Inc.*	12,900	534,318
Echo Global Logistics, Inc.*	14,700	329,574
Expeditors International of Washington, Inc.	186,917	9,166,410
Forward Air Corp.	16,700	743,651
Hub Group, Inc., Class A*	20,800	798,096
Park-Ohio Holdings Corp.	700	19,796
Radiant Logistics, Inc.*	1,900	5,700
XPO Logistics, Inc. (x)*	51,137	1,342,857

		13,299,394

Airlines (0.2%)
Allegiant Travel Co.	8,190	1,240,785
Hawaiian Holdings, Inc.*	25,400	964,184
SkyWest, Inc.	29,900	791,154
Virgin America, Inc.*	13,800	775,698

		3,771,821

Building Products (1.7%)
A.O. Smith Corp.	63,070	5,557,098
AAON, Inc.	20,562	565,660
Advanced Drainage Systems, Inc. (x)	18,400	503,608
American Woodmark Corp.*	7,200	477,936
Apogee Enterprises, Inc.	15,900	736,965
Armstrong Flooring, Inc.*	2,500	42,375
Builders FirstSource, Inc. (x)*	43,800	492,750
Caesarstone Ltd. (x)*	12,400	431,024
Continental Building Products, Inc.*	16,400	364,572
CSW Industrials, Inc. (x)*	700	22,827
Gibraltar Industries, Inc.*	17,700	558,789
Griffon Corp.	21,700	365,862
Insteel Industries, Inc.	9,600	274,464
Lennox International, Inc.	97,130	13,850,738
Masonite International Corp.*	18,700	1,236,818
NCI Building Systems, Inc.*	8,700	139,113
Nortek, Inc.*	5,100	302,481
Patrick Industries, Inc.*	6,600	397,914
PGT, Inc.*	24,700	254,410
Ply Gem Holdings, Inc.*	3,700	53,909
Quanex Building Products Corp.	25,200	468,468
Simpson Manufacturing Co., Inc.	21,200	847,364
Trex Co., Inc.*	16,500	741,180
Universal Forest Products, Inc.	10,700	991,783

		29,678,108

Commercial Services & Supplies (1.2%)
ABM Industries, Inc.	28,400	1,036,032
ACCO Brands Corp.*	54,500	562,985
Aqua Metals, Inc. (x)*	2,000	23,530

ARC Document Solutions, Inc.*	1,700	$6,613
Brady Corp., Class A	26,400	806,784
Brink’s Co.	27,100	772,079
Casella Waste Systems, Inc., Class A*	1,100	8,635
CECO Environmental Corp.	1,400	12,236
Deluxe Corp.	28,900	1,918,093
Ennis, Inc.	10,400	199,472
Essendant, Inc.	19,190	586,447
G&K Services, Inc., Class A	9,900	758,043
Healthcare Services Group, Inc.	41,900	1,733,822
Heritage-Crystal Clean, Inc.*	600	7,326
Herman Miller, Inc.	31,000	926,590
HNI Corp.	27,500	1,278,475
InnerWorkings, Inc.*	1,700	14,059
Interface, Inc.	37,800	576,450
Kimball International, Inc., Class B	800	9,104
Knoll, Inc.	29,700	721,116
Matthews International Corp., Class A	17,344	965,020
McGrath RentCorp	15,500	474,145
Mobile Mini, Inc.	24,600	852,144
MSA Safety, Inc.	18,800	987,564
Multi-Color Corp. (x)	7,100	450,140
NL Industries, Inc.*	6,500	16,705
Quad/Graphics, Inc.	14,900	347,021
SP Plus Corp.*	600	13,548
Steelcase, Inc., Class A	44,100	598,437
Team, Inc.*	15,000	372,450
Tetra Tech, Inc#.	32,400	996,138
TRC Cos., Inc.*	300	1,896
U.S. Ecology, Inc.	13,800	634,110
UniFirst Corp.	9,400	1,087,768
Viad Corp.	11,100	344,100
VSE Corp.	100	6,680
West Corp.	24,500	481,670

		20,587,427

Construction & Engineering (0.5%)
Aegion Corp.*	25,200	491,652
Ameresco, Inc., Class A*	900	3,933
Argan, Inc.	7,000	292,040
Comfort Systems USA, Inc.	20,900	680,713
Dycom Industries, Inc. (x)*	18,600	1,669,536
EMCOR Group, Inc.	34,400	1,694,544
Granite Construction, Inc.	20,800	947,440
Great Lakes Dredge & Dock Corp.*	1,000	4,360
HC2 Holdings, Inc. (x)*	2,800	12,040
IES Holdings, Inc.*	600	7,452
Layne Christensen Co. (x)*	1,400	11,340
MasTec, Inc.*	40,300	899,496
MYR Group, Inc.*	6,800	163,744
NV5 Global, Inc.*	1,300	36,972
Orion Group Holdings, Inc.*	1,000	5,310
Primoris Services Corp.	22,900	433,497
Tutor Perini Corp.*	19,700	463,935

		7,818,004

Electrical Equipment (0.8%)
Allied Motion Technologies, Inc.	400	9,304
American Superconductor Corp. (x)*	1,700	14,348

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

AMETEK, Inc.	179,895	$8,316,546
AZZ, Inc.	13,300	797,734
Babcock & Wilcox Enterprises, Inc.*	23,900	351,091
Encore Wire Corp.	12,200	454,816
Energous Corp. (x)*	9,700	125,615
EnerSys, Inc.	25,200	1,498,644
FuelCell Energy, Inc. (x)*	8,900	55,358
Generac Holdings, Inc.*	36,100	1,262,056
General Cable Corp.	36,000	457,560
LSI Industries, Inc.	1,000	11,070
Plug Power, Inc. (x)*	12,700	23,622
Powell Industries, Inc.	700	27,538
Power Solutions International, Inc. (x)*	700	12,495
Preformed Line Products Co.	498	20,114
Sunrun, Inc. (x)*	7,800	46,254
Thermon Group Holdings, Inc.*	14,300	274,703
Vicor Corp.*	10,900	109,763

		13,868,631

Industrial Conglomerates (0.8%)
Carlisle Cos., Inc.	119,894	12,670,398
Raven Industries, Inc.	26,000	492,440

		13,162,838

Machinery (4.4%)
Actuant Corp., Class A	31,200	705,432
Alamo Group, Inc.	5,100	336,447
Albany International Corp., Class A	16,700	666,831
Altra Industrial Motion Corp.	16,800	453,264
American Railcar Industries, Inc. (x)	2,700	106,569
Astec Industries, Inc.	11,400	640,110
Barnes Group, Inc.	31,210	1,033,675
Blue Bird Corp. (x)*	400	4,760
Briggs & Stratton Corp.	23,300	493,494
Chart Industries, Inc.*	16,200	390,906
CIRCOR International, Inc.	10,900	621,191
CLARCOR, Inc.	27,500	1,672,825
Columbus McKinnon Corp.	700	9,905
Douglas Dynamics, Inc. (x)	9,400	241,862
Dynamic Materials Corp.	1,000	10,750
Energy Recovery, Inc. (x)*	7,900	70,231
EnPro Industries, Inc.	12,800	568,192
ESCO Technologies, Inc.	13,600	543,184
ExOne Co. (x)*	2,000	21,140
Federal Signal Corp.	45,300	583,464
Franklin Electric Co., Inc.	25,200	832,860
FreightCar America, Inc.	1,500	21,075
Gencor Industries, Inc. (x)*	200	3,104
Global Brass & Copper Holdings, Inc.	11,200	305,648
Gorman-Rupp Co.	8,643	236,905
Graham Corp.	700	12,894
Greenbrier Cos., Inc. (x)	17,400	506,862
Hardinge, Inc.	400	4,024
Harsco Corp.	41,400	274,896
Hillenbrand, Inc.	35,200	1,057,408
Hurco Cos., Inc.	200	5,566
Hyster-Yale Materials Handling, Inc.	6,400	380,736

IDEX Corp.	164,585	$13,512,428
John Bean Technologies Corp.	18,400	1,126,448
Joy Global, Inc. (x)	51,500	1,088,710
Kadant, Inc.	5,700	293,607
Kennametal, Inc.	41,200	910,932
Lincoln Electric Holdings, Inc.	183,315	10,830,250
Lindsay Corp. (x)	8,200	556,452
Lydall, Inc.*	5,900	227,504
Manitowoc Co., Inc. (x)	66,400	361,880
Meritor, Inc.*	65,800	473,760
Middleby Corp.*	104,740	12,071,285
Milacron Holdings Corp. (x)*	3,300	47,883
Miller Industries, Inc.	5,200	107,068
Mueller Industries, Inc.	31,800	1,013,784
Mueller Water Products, Inc., Class A	97,400	1,112,308
Navistar International Corp. (x)*	26,600	310,954
NN, Inc.	2,200	30,778
Nordson Corp.	100,250	8,381,903
Omega Flex, Inc.	100	3,804
Proto Labs, Inc.*	12,300	707,988
RBC Bearings, Inc.*	13,000	942,500
Rexnord Corp.*	43,300	849,979
SPX Corp.*	21,700	322,245
SPX FLOW, Inc.*	18,400	479,688
Standex International Corp.	6,600	545,358
Sun Hydraulics Corp.	12,000	356,280
Supreme Industries, Inc., Class A	1,900	26,030
Tennant Co.	9,200	495,604
Titan International, Inc. (x)	3,300	20,460
TriMas Corp.*	32,000	576,000
Wabash National Corp.*	37,700	478,790
Watts Water Technologies, Inc., Class A	17,792	1,036,562
Woodward, Inc.	27,600	1,590,864

		73,706,296

Marine (0.7%)
Costamare, Inc.	5,700	43,719
Kirby Corp.*	168,656	10,522,448
Matson, Inc.	23,300	752,357

		11,318,524

Professional Services (1.0%)
Acacia Research Corp.	4,700	20,680
Advisory Board Co.*	26,700	944,913
Barrett Business Services, Inc.	1,000	41,320
CBIZ, Inc.*	14,300	148,863
CEB, Inc.	17,900	1,104,072
CRA International, Inc.*	800	20,176
Exponent, Inc.	13,900	811,899
Franklin Covey Co.*	300	4,599
FTI Consulting, Inc.*	22,800	927,504
GP Strategies Corp.*	800	17,352
Heidrick & Struggles International, Inc.	6,100	102,968
Hill International, Inc.*	1,000	4,070
Huron Consulting Group, Inc.*	13,569	819,839
ICF International, Inc.*	11,700	478,530
IDI, Inc. (x)*	1,900	8,987

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Insperity, Inc.	8,400	$648,732
Kelly Services, Inc., Class A	15,600	295,932
Kforce, Inc.	5,400	91,206
Korn/Ferry International	30,100	623,070
Mistras Group, Inc.*	1,900	45,353
Navigant Consulting, Inc.*	23,900	385,985
On Assignment, Inc.*	27,300	1,008,735
Resources Connection, Inc.	25,200	372,456
Robert Half International, Inc.	151,475	5,780,286
RPX Corp.*	33,700	309,029
TriNet Group, Inc.*	22,600	469,854
TrueBlue, Inc.*	28,300	535,436
WageWorks, Inc.*	17,792	1,064,140

		17,085,986

Road & Rail (0.8%)
ArcBest Corp.	13,200	214,500
Celadon Group, Inc.	3,100	25,327
Covenant Transportation Group, Inc., Class A*	1,100	19,877
Genesee & Wyoming, Inc., Class A*	176,485	10,403,791
Heartland Express, Inc. (x)	23,400	406,926
Knight Transportation, Inc. (x)	36,200	962,196
Marten Transport Ltd.	2,500	49,500
P.A.M. Transportation Services, Inc.*	300	4,767
Roadrunner Transportation Systems, Inc.*	2,900	21,634
Saia, Inc.*	14,700	369,558
Swift Transportation Co. (x)*	39,000	600,990
Universal Logistics Holdings, Inc.	200	2,580
USA Truck, Inc.*	600	10,506
Werner Enterprises, Inc.	30,200	693,694
YRC Worldwide, Inc. (x)*	4,600	40,480

		13,826,326

Trading Companies & Distributors (1.2%)
Aircastle Ltd. (x)	24,900	487,044
Applied Industrial Technologies, Inc.	19,000	857,660
Beacon Roofing Supply, Inc.*	31,200	1,418,664
BMC Stock Holdings, Inc.*	28,800	513,216
CAI International, Inc.*	600	4,500
DXP Enterprises, Inc. (x)*	2,300	34,339
GATX Corp. (x)	21,400	940,958
GMS, Inc. (x)*	7,400	164,650
H&E Equipment Services, Inc. (x)	18,600	353,958
Kaman Corp.	14,300	608,036
Lawson Products, Inc.*	200	3,972
MRC Global, Inc.*	56,500	802,865
Neff Corp., Class A*	800	8,744
NOW, Inc.*	55,900	1,014,026
Rush Enterprises, Inc., Class A*	22,000	474,100
Rush Enterprises, Inc., Class B*	200	4,158
SiteOne Landscape Supply, Inc.*	5,100	173,349
TAL International Group, Inc.	4,900	65,709
Textainer Group Holdings Ltd. (x)	3,100	34,534

Titan Machinery, Inc. (x)*	1,200	$13,380
Univar, Inc.*	22,079	417,514
Veritiv Corp.*	500	18,790
Watsco, Inc.	85,510	12,030,402
Willis Lease Finance Corp.*	300	6,669

		20,451,237

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	33,300	446,886

Total Industrials		275,873,902

Information Technology (19.9%)
Communications Equipment (2.3%)
ADTRAN, Inc.	26,200	488,630
Aerohive Networks, Inc. (x)*	2,100	13,902
Applied Optoelectronics, Inc. (x)*	4,100	45,715
Arista Networks, Inc. (x)*	78,470	5,051,899
Bel Fuse, Inc., Class B	400	7,112
Black Box Corp.	3,900	51,012
CalAmp Corp.*	19,000	281,390
Calix, Inc.*	1,600	11,056
Ciena Corp.*	67,600	1,267,500
Clearfield, Inc. (x)*	400	7,156
CommScope Holding Co., Inc.*	311,880	9,677,636
Comtech Telecommunications Corp.	1,800	23,112
Digi International, Inc.*	7,350	78,865
Emcore Corp.*	1,900	11,286
Extreme Networks, Inc.*	5,100	17,289
Finisar Corp.*	476,980	8,351,920
Harmonic, Inc.*	5,000	14,250
Harris Corp.	20,260	1,690,494
Infinera Corp.*	75,000	846,000
InterDigital, Inc.	19,800	1,102,464
Ixia*	32,750	321,605
KVH Industries, Inc.*	9,700	74,690
Lumentum Holdings, Inc.*	26,400	638,880
NETGEAR, Inc.*	17,100	812,934
NetScout Systems, Inc.*	50,400	1,121,400
Oclaro, Inc. (x)*	50,900	248,392
Palo Alto Networks, Inc.*	8,139	998,167
Plantronics, Inc.	19,200	844,800
Polycom, Inc.*	87,800	987,750
ShoreTel, Inc.*	34,430	230,337
Silicom Ltd. (x)	200	5,980
Sonus Networks, Inc.*	13,000	112,970
Ubiquiti Networks, Inc. (x)*	18,900	730,674
ViaSat, Inc. (x)*	23,400	1,670,760
Viavi Solutions, Inc.*	122,500	812,175

		38,650,202

Electronic Equipment, Instruments & Components (1.9%)
Agilysys, Inc.*	10,850	113,599
Anixter International, Inc.*	18,200	969,696
AVX Corp.	25,300	343,574
Badger Meter, Inc.	9,500	693,785
Belden, Inc.	22,200	1,340,214
Benchmark Electronics, Inc.*	34,300	725,445
Coherent, Inc.*	12,700	1,165,606
Control4 Corp. (x)*	800	6,528

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

CTS Corp.	21,400	$383,488
Daktronics, Inc.	6,400	40,000
DTS, Inc.*	8,100	214,245
Electro Rent Corp.	12,500	192,625
Electro Scientific Industries, Inc.*	1,400	8,176
ePlus, Inc.*	3,300	269,907
Fabrinet*	18,800	697,856
FARO Technologies, Inc.*	9,095	307,684
II-VI, Inc.*	37,100	695,996
Insight Enterprises, Inc.*	21,300	553,800
InvenSense, Inc. (x)*	28,300	173,479
Itron, Inc.*	20,500	883,550
Kimball Electronics, Inc.*	600	7,470
Knowles Corp. (x)*	46,700	638,856
Littelfuse, Inc.	13,200	1,560,108
Maxwell Technologies, Inc. (x)*	1,500	7,920
Mesa Laboratories, Inc. (x)	400	49,200
Methode Electronics, Inc.	26,100	893,403
MTS Systems Corp. (x)	11,300	495,392
Novanta, Inc.*	17,800	269,670
OSI Systems, Inc.*	10,500	610,365
Park Electrochemical Corp.	10,200	148,206
PC Connection, Inc.	400	9,520
Plexus Corp.*	18,395	794,664
QLogic Corp.*	51,500	759,110
RadiSys Corp.*	2,100	9,408
Rofin-Sinar Technologies, Inc.*	19,200	613,248
Rogers Corp.*	11,300	690,430
Sanmina Corp.*	40,600	1,088,486
ScanSource, Inc.*	14,000	519,540
SYNNEX Corp.	15,000	1,422,300
Systemax, Inc.*	200	1,706
Tech Data Corp.*	20,100	1,444,185
TTM Technologies, Inc.*	37,800	284,634
Universal Display Corp.*	23,700	1,606,860
VeriFone Systems, Inc.*	366,272	6,790,683
Vishay Intertechnology, Inc.	74,300	920,577
Vishay Precision Group, Inc.*	8,400	112,728

		31,527,922

Internet Software & Services (2.4%)
2U, Inc. (x)*	19,100	561,731
Alarm.com Holdings, Inc. (x)*	5,700	146,091
Amber Road, Inc. (x)*	2,700	20,817
Angie’s List, Inc.*	2,600	16,926
Apigee Corp. (x)*	2,100	25,662
Appfolio, Inc., Class A (x)*	400	5,784
Autobytel, Inc. (x)*	1,500	20,805
Bankrate, Inc.*	29,733	222,403
Bazaarvoice, Inc. (x)*	7,200	28,872
Benefitfocus, Inc. (x)*	6,700	255,404
Blucora, Inc.*	4,800	49,728
Box, Inc., Class A (x)*	25,500	263,670
Brightcove, Inc.*	2,000	17,600
Carbonite, Inc.*	5,550	54,002
Care.com, Inc.*	1,700	19,856
ChannelAdvisor Corp.*	1,400	20,286
Cimpress N.V. (x)*	13,100	1,211,488
comScore, Inc.*	29,455	703,385
Cornerstone OnDemand, Inc.*	26,300	1,000,978
CoStar Group, Inc.*	61,781	13,509,034

Cvent, Inc.*	19,900	$710,828
Demandware, Inc.*	19,100	1,430,590
DHI Group, Inc.*	3,200	19,936
EarthLink Holdings Corp.	58,850	376,640
Endurance International Group Holdings, Inc. (x)*	32,100	288,579
Envestnet, Inc. (x)*	21,600	719,496
Everyday Health, Inc.*	1,200	9,456
Five9, Inc. (x)*	6,400	76,160
Global Sources Ltd.*	200	1,834
Gogo, Inc. (x)*	35,500	297,845
GrubHub, Inc. (x)*	41,200	1,280,084
GTT Communications, Inc.*	2,400	44,352
Hortonworks, Inc. (x)*	5,900	63,071
inContact, Inc.*	39,000	540,150
Instructure, Inc.*	1,200	22,800
Intralinks Holdings, Inc.*	8,800	57,200
j2 Global, Inc.	27,800	1,756,126
Limelight Networks, Inc.*	35,300	52,597
Liquidity Services, Inc.*	1,300	10,192
LivePerson, Inc.*	3,200	20,288
LogMeIn, Inc.*	14,600	926,078
Marchex, Inc., Class B*	1,600	5,088
Marketo, Inc.*	21,700	755,594
MeetMe, Inc.*	13,000	69,290
MINDBODY, Inc., Class A (x)*	1,700	27,438
Monster Worldwide, Inc.*	33,000	78,870
New Relic, Inc. (x)*	11,500	337,870
NIC, Inc.	33,195	728,298
Numerex Corp., Class A (x)*	200	1,498
Pandora Media, Inc. (x)*	540,865	6,733,769
Q2 Holdings, Inc.*	13,300	372,666
QuinStreet, Inc.*	1,000	3,550
Quotient Technology, Inc. (x)*	33,500	449,235
RealNetworks, Inc.*	3,600	15,516
Reis, Inc.	200	4,980
RetailMeNot, Inc.*	3,200	24,672
Rightside Group Ltd. (x)*	400	4,256
SciQuest, Inc.*	14,300	252,538
Shutterstock, Inc. (x)*	9,700	444,260
SPS Commerce, Inc.*	8,700	527,220
Stamps.com, Inc. (x)*	8,700	760,554
TechTarget, Inc.*	20,600	166,860
TrueCar, Inc. (x)*	10,700	83,995
United Online, Inc.*	1,700	18,700
Web.com Group, Inc.*	30,400	552,672
WebMD Health Corp. (x)*	19,800	1,150,578
Xactly Corp.*	4,600	58,926
XO Group, Inc.*	800	13,944

		40,501,661

IT Services (2.4%)
Acxiom Corp.*	42,600	936,774
ALJ Regional Holdings, Inc. (x)*	500	2,500
Blackhawk Network Holdings, Inc.*	28,495	954,297
CACI International, Inc., Class A*	13,100	1,184,371
Cardtronics, Inc.*	23,500	935,535
Cass Information Systems, Inc.	5,101	263,722
Convergys Corp.	46,400	1,160,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

CSG Systems International, Inc.	22,600	$911,006
Datalink Corp.*	1,000	7,500
EPAM Systems, Inc.*	151,760	9,759,686
EVERTEC, Inc.	41,700	648,018
ExlService Holdings, Inc.*	17,500	917,175
Forrester Research, Inc.	5,600	206,416
Hackett Group, Inc.	1,600	22,192
Higher One Holdings, Inc.*	1,300	6,643
Information Services Group, Inc.*	500	1,875
Lionbridge Technologies, Inc.*	1,600	6,320
ManTech International Corp., Class A	14,700	555,954
MAXIMUS, Inc.	35,120	1,944,594
MoneyGram International, Inc.*	1,700	11,645
NCI, Inc., Class A (x)	400	5,620
NeuStar, Inc., Class A (x)*	28,800	677,088
Perficient, Inc.*	19,700	400,107
PFSweb, Inc.*	1,700	16,150
Planet Payment, Inc.*	3,500	15,715
Science Applications International Corp.	22,100	1,289,535
ServiceSource International, Inc.*	6,000	24,180
Sykes Enterprises, Inc.*	24,228	701,643
Syntel, Inc.*	16,500	746,790
TeleTech Holdings, Inc.	1,800	48,834
Travelport Worldwide Ltd.	57,900	746,331
Unisys Corp. (x)*	30,389	221,232
Vantiv, Inc., Class A*	265,293	15,015,584
Virtusa Corp.*	15,800	456,304

		40,801,336

Semiconductors & Semiconductor Equipment (3.3%)
Acacia Communications, Inc. (x)*	5,800	231,652
Advanced Energy Industries, Inc.*	24,400	926,224
Advanced Micro Devices, Inc. (x)*	348,700	1,792,318
Alpha & Omega Semiconductor Ltd.*	1,200	16,716
Ambarella, Inc. (x)*	17,500	889,175
Amkor Technology, Inc.*	78,800	453,100
Applied Micro Circuits Corp.*	63,300	406,386
Axcelis Technologies, Inc.*	34,000	91,460
Brooks Automation, Inc.	40,700	456,654
Cabot Microelectronics Corp.	17,000	719,780
Cavium, Inc. (x)*	54,073	2,087,218
CEVA, Inc.*	8,900	241,813
Cirrus Logic, Inc.*	36,300	1,408,077
Cohu, Inc.	3,500	37,975
Diodes, Inc.*	21,300	400,227
DSP Group, Inc.*	24,200	256,762
Entegris, Inc.*	83,200	1,203,904
Exar Corp.*	5,050	40,652
Fairchild Semiconductor International, Inc.*	62,100	1,232,685
FormFactor, Inc.*	30,361	272,949
GigPeak, Inc. (x)*	10,300	20,188
Inphi Corp.*	18,500	592,555

Integrated Device Technology, Inc.*	70,600	$1,421,178
Intersil Corp., Class A	76,100	1,030,394
IXYS Corp.	2,850	29,213
Kopin Corp.*	34,350	76,257
Lattice Semiconductor Corp.*	61,900	331,165
MACOM Technology Solutions Holdings, Inc.*	12,900	425,442
MaxLinear, Inc., Class A*	35,756	642,893
Mellanox Technologies Ltd.*	172,046	8,251,326
Microsemi Corp.*	345,833	11,301,822
MKS Instruments, Inc.	30,800	1,326,248
Monolithic Power Systems, Inc.	22,700	1,550,864
Nanometrics, Inc.*	12,450	258,836
NeoPhotonics Corp.*	9,400	89,582
NVE Corp.	1,350	79,178
ON Semiconductor Corp.*	987,048	8,705,763
PDF Solutions, Inc.*	10,500	146,895
Photronics, Inc.*	42,400	377,784
Power Integrations, Inc.	14,300	716,001
Rambus, Inc.*	70,500	851,640
Rudolph Technologies, Inc.*	3,000	46,590
Semtech Corp.*	34,500	823,170
Sigma Designs, Inc.*	3,600	23,148
Silicon Laboratories, Inc.*	22,100	1,077,154
Synaptics, Inc.*	19,200	1,032,000
Tessera Technologies, Inc.	32,600	998,864
Ultra Clean Holdings, Inc.*	900	5,121
Ultratech, Inc.*	14,400	330,768
Veeco Instruments, Inc.*	31,188	516,473
Xcerra Corp.*	1,300	7,475

		56,251,714

Software (7.3%)
A10 Networks, Inc. (x)*	3,000	19,410
ACI Worldwide, Inc.*	66,481	1,297,044
American Software, Inc., Class A	22,100	231,608
Aspen Technology, Inc.*	222,902	8,969,576
Atlassian Corp. plc, Class A (x)*	292,242	7,569,068
AVG Technologies N.V.*	22,500	427,275
Barracuda Networks, Inc. (x)*	9,900	149,886
Blackbaud, Inc.	27,000	1,833,300
Bottomline Technologies de, Inc.*	23,900	514,567
BroadSoft, Inc.*	15,100	619,553
Cadence Design Systems, Inc.*	461,583	11,216,467
Callidus Software, Inc.*	28,000	559,440
CommVault Systems, Inc.*	20,200	872,438
Digimarc Corp. (x)*	500	15,980
Ebix, Inc. (x)	18,100	866,990
Ellie Mae, Inc. (x)*	16,800	1,539,720
EnerNOC, Inc. (x)*	2,800	17,696
Epiq Systems, Inc.	11,500	167,900
Exa Corp.*	500	7,225
Fair Isaac Corp.	17,000	1,921,170
Fleetmatics Group plc*	23,700	1,026,921
Fortinet, Inc.*	249,480	7,881,073
Gigamon, Inc.*	21,600	807,624
Globant S.A. (x)*	13,400	527,290
Glu Mobile, Inc. (x)*	18,000	39,600
Guidance Software, Inc.*	22,600	139,894

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Guidewire Software, Inc.*	173,183	$10,695,782
HubSpot, Inc. (x)*	226,330	9,827,249
Imperva, Inc.*	13,800	593,538
Infoblox, Inc.*	36,200	679,112
Interactive Intelligence Group, Inc. (x)*	10,200	418,098
Jive Software, Inc.*	1,300	4,888
Mentor Graphics Corp.	53,300	1,133,158
MicroStrategy, Inc., Class A*	5,900	1,032,618
Mitek Systems, Inc. (x)*	8,700	61,857
MobileIron, Inc.*	2,200	6,710
Model N, Inc.*	1,500	20,025
Monotype Imaging Holdings, Inc.	25,800	635,454
Park City Group, Inc.*	300	2,691
Paycom Software, Inc. (x)*	23,000	993,830
Paylocity Holding Corp. (x)*	11,200	483,840
Pegasystems, Inc.	25,400	684,530
Progress Software Corp.*	31,250	858,125
Proofpoint, Inc. (x)*	23,500	1,482,615
PROS Holdings, Inc.*	6,650	115,909
QAD, Inc., Class A	300	5,781
Qlik Technologies, Inc.*	324,680	9,604,034
Qualys, Inc.*	12,500	372,625
Rapid7, Inc. (x)*	2,200	27,676
RealPage, Inc.*	27,800	620,774
RingCentral, Inc., Class A*	29,400	579,768
Rosetta Stone, Inc.*	700	5,425
Rovi Corp.*	48,500	758,540
Rubicon Project, Inc.*	19,400	264,810
Sapiens International Corp. N.V.	500	5,855
SecureWorks Corp., Class A (x)*	5,700	80,370
Silver Spring Networks, Inc.*	19,100	232,065
Synchronoss Technologies, Inc.*	19,000	605,340
Take-Two Interactive Software, Inc.*	354,443	13,440,479
Tangoe, Inc. (x)*	5,800	44,776
Telenav, Inc.*	1,000	5,100
TiVo, Inc.*	53,200	526,680
TubeMogul, Inc. (x)*	2,600	30,940
Ultimate Software Group, Inc.*	72,448	15,235,090
Varonis Systems, Inc.*	1,500	36,030
VASCO Data Security International, Inc. (x)*	13,100	214,709
Verint Systems, Inc.*	37,321	1,236,445
VirnetX Holding Corp. (x)*	9,200	36,800
Workiva, Inc. (x)*	1,000	13,660
Xura, Inc.*	9,500	232,085
Zendesk, Inc. (x)*	42,400	1,118,512
Zix Corp.*	16,050	60,188

		124,363,301

Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp. (x)*	56,000	766,640
Avid Technology, Inc.*	3,500	20,335
CPI Card Group, Inc. (x)	2,500	12,525
Cray, Inc.*	24,700	739,024
Diebold, Inc.	35,600	883,948
Eastman Kodak Co.*	4,300	69,144
Electronics for Imaging, Inc.*	29,449	1,267,485

Immersion Corp. (x)*	11,400	$83,676
Nimble Storage, Inc.*	32,900	261,884
Pure Storage, Inc., Class A (x)*	31,900	347,710
Silicon Graphics International Corp. (x)*	2,400	12,072
Stratasys Ltd. (x)*	27,900	638,631
Super Micro Computer, Inc.*	22,600	561,610
USA Technologies, Inc. (x)*	2,300	9,821

		5,674,505

Total Information Technology		337,770,641

Materials (3.8%)
Chemicals (1.9%)
A. Schulman, Inc.	18,100	442,002
American Vanguard Corp.	1,900	28,709
Axiall Corp.	37,800	1,232,658
Balchem Corp.	16,600	990,190
Calgon Carbon Corp.	36,300	477,345
Chase Corp.	700	41,349
Chemtura Corp.*	33,300	878,454
Chermours Co. (x)	95,700	788,568
Ferro Corp.*	44,554	596,133
Flotek Industries, Inc. (x)*	35,800	472,560
FutureFuel Corp.	1,500	16,320
GCP Applied Technologies, Inc.*	37,000	963,480
H.B. Fuller Co.	26,900	1,183,331
Hawkins, Inc.	400	17,364
Ingevity Corp.*	22,200	755,688
Innophos Holdings, Inc.	11,900	502,299
Innospec, Inc.	17,000	781,830
KMG Chemicals, Inc.	3,500	90,965
Koppers Holdings, Inc.*	10,600	325,738
Kraton Performance Polymers, Inc.*	22,900	639,597
Kronos Worldwide, Inc. (x)	8,200	43,050
LSB Industries, Inc. (x)*	5,900	71,272
Minerals Technologies, Inc.	19,600	1,113,280
Olin Corp.	90,323	2,243,623
OMNOVA Solutions, Inc.*	1,300	9,425
PolyOne Corp.	397,377	14,003,565
Quaker Chemical Corp.	7,000	624,400
Rayonier Advanced Materials, Inc.	16,600	225,594
Sensient Technologies Corp.	25,500	1,811,520
Stepan Co.	11,600	690,548
TerraVia Holdings, Inc. (x)*	25,500	66,810
Tredegar Corp.	1,400	22,568
Trinseo S.A. (x)*	15,000	643,950
Tronox Ltd., Class A (x)	15,000	66,150
Valhi, Inc. (x)	1,700	2,669

		32,863,004

Construction Materials (0.9%)
Headwaters, Inc.*	46,200	828,828
Martin Marietta Materials, Inc.	66,317	12,732,864
Summit Materials, Inc., Class A*	33,010	675,385
U.S. Concrete, Inc. (x)*	6,800	414,188
United States Lime & Minerals, Inc.	100	5,899

		14,657,164

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Containers & Packaging (0.1%)
AEP Industries, Inc.	500	$40,230
Greif, Inc., Class A	16,900	629,863
Greif, Inc., Class B (x)	700	38,325
Multi Packaging Solutions International Ltd.*	10,300	137,505
Myers Industries, Inc.	700	10,080

		856,003

Metals & Mining (0.6%)
AK Steel Holding Corp. (x)*	122,600	571,316
Allegheny Technologies, Inc. (x)	56,700	722,925
Carpenter Technology Corp. (x)	27,600	908,868
Century Aluminum Co. (x)*	36,700	232,311
Cliffs Natural Resources, Inc. (x)*	93,200	528,444
Coeur Mining, Inc. (x)*	79,770	850,348
Commercial Metals Co.	64,900	1,096,810
Ferroglobe plc	45,200	389,172
Handy & Harman Ltd.*	100	2,619
Haynes International, Inc.	900	28,872
Hecla Mining Co. (x)	222,100	1,132,710
Kaiser Aluminum Corp.	11,000	994,510
Materion Corp.	12,600	311,976
Ryerson Holding Corp. (x)*	10,100	176,750
Schnitzer Steel Industries, Inc., Class A	3,900	68,640
Stillwater Mining Co.*	77,875	923,597
SunCoke Energy, Inc.	14,130	82,237
TimkenSteel Corp. (x)	11,600	111,592
Worthington Industries, Inc.	25,099	1,061,688

		10,195,385

Paper & Forest Products (0.3%)
Boise Cascade Co.*	25,000	573,750
Clearwater Paper Corp.*	8,928	583,623
Deltic Timber Corp.	7,100	476,623
KapStone Paper and Packaging Corp.	52,100	677,821
Louisiana-Pacific Corp.*	84,400	1,464,340
Neenah Paper, Inc.	10,100	730,937
P.H. Glatfelter Co.	29,400	575,064
Schweitzer-Mauduit International, Inc.	16,000	564,480

		5,646,638

Total Materials		64,218,194

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.4%)
8x8, Inc.*	43,800	639,918
ATN International, Inc.	4,700	365,707
Cincinnati Bell, Inc.*	152,000	694,640
Cogent Communications Holdings, Inc.	24,500	981,470
Consolidated Communications Holdings, Inc. (x)	31,299	852,585
FairPoint Communications, Inc.*	24,700	362,596
General Communication, Inc., Class A*	25,400	401,320
Globalstar, Inc. (x)*	261,000	315,810

Inteliquent, Inc.	19,800	$393,822
Iridium Communications, Inc. (x)*	34,300	304,584
ORBCOMM, Inc.*	31,200	310,440
Vonage Holdings Corp.*	90,900	554,490
Windstream Holdings, Inc. (x)	55,300	512,631

		6,690,013

Wireless Telecommunication Services (0.1%)
NII Holdings, Inc.*	15,100	48,018
Shenandoah Telecommunications Co.	27,328	1,067,432
Spok Holdings, Inc.	8,643	165,643

		1,281,093

Total Telecommunication Services		7,971,106

Utilities (2.1%)
Electric Utilities (0.7%)
ALLETE, Inc.	27,300	1,764,399
El Paso Electric Co.	20,500	969,035
Empire District Electric Co.	27,825	945,215
Genie Energy Ltd., Class B*	600	4,062
IDACORP, Inc.	25,700	2,090,695
MGE Energy, Inc.	17,800	1,005,967
Otter Tail Corp.	25,300	847,297
PNM Resources, Inc.	40,300	1,428,232
Portland General Electric Co.	48,400	2,135,408
Spark Energy, Inc., Class A	3,300	109,065

		11,299,375

Gas Utilities (0.7%)
Chesapeake Utilities Corp.	8,040	532,087
Delta Natural Gas Co., Inc. (x)	200	5,388
New Jersey Resources Corp.	47,800	1,842,690
Northwest Natural Gas Co.	13,500	875,070
ONE Gas, Inc.	26,900	1,791,271
South Jersey Industries, Inc.	40,900	1,293,258
Southwest Gas Corp.	26,600	2,093,686
Spire, Inc.	25,900	1,834,756
WGL Holdings, Inc.	26,000	1,840,540

		12,108,746

Independent Power and Renewable Electricity Producers (0.3%)
Atlantic Power Corp.	3,300	8,184
Atlantica Yield plc (x)	26,919	500,155
Dynegy, Inc.*	62,351	1,074,931
NRG Yield, Inc., Class A (x)	17,900	272,438
NRG Yield, Inc., Class C (x)	34,592	539,290
Ormat Technologies, Inc.	19,200	840,192
Pattern Energy Group, Inc. (x)	37,300	856,781
Talen Energy Corp.*	45,700	619,235
TerraForm Global, Inc., Class A (x)	21,300	69,438
TerraForm Power, Inc., Class A (x)*	45,700	498,130
Vivint Solar, Inc. (x)*	23,600	72,452

		5,351,226

Multi-Utilities (0.3%)
Avista Corp.	32,500	1,456,000
Black Hills Corp.	26,200	1,651,648

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

NorthWestern Corp.	27,791	$1,752,778
Unitil Corp.	7,300	311,491

		5,171,917

Water Utilities (0.1%)
American States Water Co.	17,500	766,850
Artesian Resources Corp., Class A	300	10,176
California Water Service Group	23,000	803,390
Connecticut Water Service, Inc.	5,800	325,960
Consolidated Water Co., Ltd.	700	9,142
Global Water Resources, Inc. (x)	300	2,640
Middlesex Water Co.	8,400	364,392
SJW Corp.	8,300	326,854
York Water Co.	1,200	38,448

		2,647,852

Total Utilities		36,579,116

Total Common Stocks (98.0%) (Cost $1,227,814,598)		1,659,889,477

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Chelsea Therapeutics International Ltd. (Contingent Value Shares) (b)*†	52,100	3,126
Durata Therapeutics, Inc. (Contingent Value Shares) (b)*†	5,000	600
Dyax Corp. (Contingent Value Shares) (b)*†	77,700	64,685

		68,411

Pharmaceuticals (0.0%)
Furiex Pharmaceuticals, Inc. (Contingent Value Shares) (b)*†	11,400	—
Omthera Pharmaceuticals, Inc. (Contingent Value Shares) (b)*†	5,500	2,475

		2,475

Total Health Care		70,886

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc. (Contingent Value Shares) (b)*†	38,700	87,075

Total Telecommunication Services		87,075

Total Rights (0.0%) (Cost $—)		157,961

SHORT-TERM INVESTMENTS:
Investment Company (1.5%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	26,169,524	$26,169,524

	Principal Amount	Value (Note 1)
Repurchase Agreements (11.5%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $13,800,173, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $14,076,002. (xx)	$13,800,000	13,800,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $9,100,104, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $9,282,014. (xx)	9,100,000	9,100,000
Deutsche Bank Securities, Inc., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $5,000,063, collateralized by various Common Stocks; total market value $5,500,000. (xx)	5,000,000	5,000,000
HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $4,000,042, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $4,080,083. (xx)	4,000,000	4,000,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $10,000,100, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 12/8/16-2/15/37; total market value $10,200,047. (xx)	10,000,000	10,000,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $749,357, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $764,335. (xx)	749,348	749,348

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

Mizuho Securities USA, Inc., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $5,000,063, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.750%, maturing 5/31/17-5/31/23; total market value $5,100,001. (xx)	$5,000,000	$5,000,000
Natixis, 0.600%, dated 6/30/16, due 7/1/16, repurchase price $20,000,333, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50; total market value $20,400,340. (xx)	20,000,000	20,000,000
Natixis, 0.530%, dated 6/30/16, due 7/1/16, repurchase price $15,000,221, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 3/31/18-11/15/22, U.S. Government Agency Securities, ranging from 0.792%-6.500%, maturing 10/25/39-6/16/48; total market value $15,301,577. (xx)	15,000,000	15,000,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $16,800,224, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $17,136,231. (xx)	16,800,000	16,800,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $4,000,053, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $4,080,055. (xx)	4,000,000	4,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $11,000,122, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $11,220,000. (xx)	11,000,000	11,000,000

Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/6/16, repurchase price $15,001,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.750%, maturing 10/31/17-8/15/42; total market value $15,300,000. (xx)	$15,000,000	$15,000,000
RBC Capital Markets, 0.420%, dated 6/30/16, due 7/1/16, repurchase price $12,000,140, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-4.500%, maturing 8/1/26-3/1/46; total market value $12,240,000. (xx)	12,000,000	12,000,000
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $10,500,114, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $10,710,024. (xx)	10,500,000	10,500,000
RBS Securities, Inc., 0.400%, dated 6/30/16, due 7/5/16, repurchase price $10,000,556, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-6.125%, maturing 2/28/17-5/15/44; total market value $10,200,194. (xx)	10,000,000	10,000,000
Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $23,001,073, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 12/8/16-2/15/37; total market value $23,460,006. (xx)	23,000,000	23,000,000
Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $5,000,233, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.250%, maturing 6/30/17-5/15/44; total market value $5,100,000. (xx)	5,000,000	5,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

Societe Generale S.A., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $4,000,044, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 10/31/16-2/15/46; total market value $4,080,000. (xx)	$4,000,000	$4,000,000

Total Repurchase Agreements		193,949,348

Total Short-Term Investments (13.0%) (Cost $220,118,872)		220,118,872

Total Investments (111.0%) (Cost $1,447,933,470)		1,880,166,310
Other Assets Less Liabilities (-11.0%)		(187,035,077)

Net Assets (100%)		$1,693,131,233

*	Non-income producing.
†	Securities (totaling $203,385 or 0.0% of net assets) held at fair value by management.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of 1,064,691.
(b)	Illiquid Security.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $196,804,725. This was secured by collateral of $193,949,348 which was received as cash and subsequently invested in short-term investments currently valued at $193,949,348, as reported in the Portfolio of Investments, and $8,371,810 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.000%, maturing 7/14/16 - 2/15/46.

Glossary:

ADR	— American Depositary Receipt

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	63	September-16	$7,213,917	$7,228,620	$14,703

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (c)	Total
Assets:
Common Stocks
Consumer Discretionary	$315,158,942	$9,967	$—	$315,168,909
Consumer Staples	30,198,682	—	—	30,198,682
Energy	43,890,209	—	—	43,890,209
Financials	279,139,630	3,065	45,424	279,188,119
Health Care	269,030,599	—	—	269,030,599
Industrials	275,873,902	—	—	275,873,902
Information Technology	337,157,393	613,248	—	337,770,641
Materials	63,588,331	629,863	—	64,218,194
Telecommunication Services	7,971,106	—	—	7,971,106
Utilities	36,579,116	—	—	36,579,116

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (c)	Total
Futures	$14,703	$—	$—	$14,703
Rights
Health Care	—	—	70,886	70,886
Telecommunication Services	—	—	87,075	87,075
Short-Term Investments
Investment Companies	26,169,524	—	—	26,169,524
Repurchase Agreements	—	193,949,348	—	193,949,348

Total Assets	$1,684,772,137	$195,205,491	$203,385	$1,880,181,013

Total Liabilities	$—	$—	$—	$—

Total	$1,684,772,137	$195,205,491	$203,385	$1,880,181,013

(a)	A security with a market value of $350,906 transferred from Level 2 to Level 1 at the end of the period due to active trading.
(b)	Securities with a market value of $1,243,111 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.
(c)	A security with a market value of $45,424 transferred from Level 1 to Level 3 2 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$14,703	*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$20,900

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$92,571

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $7,097,000 during the six months ended June 30, 2016.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$13,800,000	$—	$13,800,000	$(13,800,000)	$—
Deutsche Bank AG	9,100,000	—	9,100,000	(9,100,000)	—
Deutsche Bank Securities, Inc.	5,000,000	—	5,000,000	(5,000,000)	—
HSBC Securities, Inc.	14,000,000	—	14,000,000	(14,000,000)	—
Merrill Lynch PFS, Inc.	749,348	—	749,348	(749,348)	—
Mizuho Securities USA Inc.	5,000,000	—	5,000,000	(5,000,000)	—
Natixis	55,800,000	—	55,800,000	(55,800,000)	—
Nomura Securities Co., Ltd.	26,000,000	—	26,000,000	(26,000,000)	—
RBC Capital Markets	12,000,000	—	12,000,000	(12,000,000)	—
RBS Securities, Inc.	20,500,000	—	20,500,000	(20,500,000)	—
Societe Generale S.A	32,000,000	—	32,000,000	(32,000,000)	—

Total	$193,949,348	$—	$193,949,348	$(193,949,348)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$333,052,963
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$439,653,945

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$527,135,393
Aggregate gross unrealized depreciation	(100,473,787)

Net unrealized appreciation	$426,661,606

Federal income tax cost of investments	$1,453,504,704

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $1,253,984,122)	$1,686,216,962
Repurchase Agreements (Cost $193,949,348)	193,949,348
Cash	1,812,186
Receivable for securities sold	15,421,619
Dividends, interest and other receivables	1,352,385
Due from Custodian	285,508
Security lending income receivable	147,891
Receivable from Separate Accounts for Trust shares sold	127,481
Due from broker for futures variation margin	115,289
Other assets	18,572

Total assets	1,899,447,241

LIABILITIES
Payable on return of securities loaned	193,949,348
Payable for securities purchased	10,080,739
Payable to Separate Accounts for Trust shares redeemed	1,059,102
Investment management fees payable	769,755
Administrative fees payable	175,636
Distribution fees payable – Class IB	131,741
Distribution fees payable – Class IA	88,275
Trustees’ fees payable	4,361
Accrued expenses	57,051

Total liabilities	206,316,008

NET ASSETS	$1,693,131,233

Net assets were comprised of:
Paid in capital	$1,180,137,913
Accumulated undistributed net investment income (loss)	3,738,879
Accumulated undistributed net realized gain (loss) on investments and futures	77,006,898
Net unrealized appreciation (depreciation) on investments and futures	432,247,543

Net assets	$1,693,131,233

Class IA
Net asset value, offering and redemption price per share, $427,451,779 / 24,952,393 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.13

Class IB
Net asset value, offering and redemption price per share, $637,406,415 / 39,660,577 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.07

Class K
Net asset value, offering and redemption price per share, $628,273,039 / 36,626,531 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.15

(x)	Includes value of securities on loan of $196,804,725.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,596 foreign withholding tax)	$9,094,328
Interest	9,008
Securities lending (net)	241,351

Total income	9,344,687

EXPENSES
Investment management fees	4,526,669
Administrative fees	1,034,423
Distribution fees – Class IB	776,377
Distribution fees – Class IA	517,258
Custodian fees	96,469
Printing and mailing expenses	56,426
Professional fees	39,056
Trustees’ fees	20,584
Miscellaneous	20,450

Total expenses	7,087,712

NET INVESTMENT INCOME (LOSS)	2,256,975

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	58,414,466
Futures	20,900

Net realized gain (loss)	58,435,366

Change in unrealized appreciation (depreciation) on:
Investments	(73,645,942)
Futures	92,571

Net change in unrealized appreciation (depreciation)	(73,553,371)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(15,118,005)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,861,030)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,256,975	$262,179
Net realized gain (loss) on investments and futures	58,435,366	214,674,857
Net change in unrealized appreciation (depreciation) on investments and futures	(73,553,371)	(263,432,727)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(12,861,030)	(48,495,691)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class K	—	(748,776)

	—	(748,776)

Distributions from net realized capital gains
Class IA	—	(50,311,483)
Class IB	—	(80,838,865)
Class K	—	(76,800,269)

	—	(207,950,617)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(208,699,393)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 369,195 and 892,411 shares, respectively ]	5,914,302	17,987,588
Capital shares issued in reinvestment of distributions [ 0 and 2,922,196 shares, respectively ]	—	50,311,483
Capital shares repurchased [ (1,470,824) and (2,755,614) shares, respectively ]	(23,975,901)	(55,728,570)

Total Class IA transactions	(18,061,599)	12,570,501

Class IB
Capital shares sold [ 971,065 and 3,479,843 shares, respectively ]	14,691,613	67,723,166
Capital shares issued in reinvestment of distributions [ 0 and 5,000,342 shares, respectively ]	—	80,838,865
Capital shares repurchased [ (3,489,386) and (5,578,486) shares, respectively ]	(52,972,235)	(106,167,803)

Total Class IB transactions	(38,280,622)	42,394,228

Class K
Capital shares sold [ 533,786 and 946,360 shares, respectively ]	8,436,654	19,258,371
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,500,291 shares, respectively ]	—	77,549,045
Capital shares repurchased [ (2,818,818) and (9,006,126) shares, respectively ]	(45,682,825)	(181,976,841)

Total Class K transactions	(37,246,171)	(85,169,425)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(93,588,392)	(30,204,696)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(106,449,422)	(287,399,780)
NET ASSETS:
Beginning of period	1,799,580,655	2,086,980,435

End of period (a)	$1,693,131,233	$1,799,580,655

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$3,738,879	$1,481,904

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IA		2015	2014	2013	2012	2011
Net asset value, beginning of period	$17.21	$19.95	$21.52	$17.06	$15.69	$16.46

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	(0.02)	(0.02)†	(0.03)	0.03	(0.01)
Net realized and unrealized gain (loss) on investments and futures	(0.09)	(0.58)	0.79	6.46	2.41	(0.08)

Total from investment operations	(0.08)	(0.60)	0.77	6.43	2.44	(0.09)

Less distributions:
Dividends from net investment income	—	—	—	— #	(0.04)	—
Distributions from net realized gains	—	(2.14)	(2.34)	(1.97)	(1.03)	(0.68)

Total dividends and distributions	—	(2.14)	(2.34)	(1.97)	(1.07)	(0.68)

Net asset value, end of period	$17.13	$17.21	$19.95	$21.52	$17.06	$15.69

Total return (b)	(0.46)%	(2.91)%	3.56%	38.16%	15.57%	(0.37)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$427,452	$448,501	$498,752	$518,280	$408,020	$425,468
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.95%	0.94%	0.95%	0.97%	1.07%	0.85%
Before fees paid indirectly (a)(f)	0.95%	0.94%	0.95%	0.97%	1.07%	0.86%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.18%	(0.08)%	(0.10)%	(0.13)%	0.20%	(0.07)%
Before fees paid indirectly (a)(f)	0.18%	(0.08)%	(0.10)%	(0.13)%	0.19%	(0.07)%
Portfolio turnover rate (z)^	20%	38%	37%	43%	49%	50%

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IB		2015	2014	2013	2012	2011
Net asset value, beginning of period	$16.15	$18.86	$20.46	$16.29	$15.02	$15.83

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	(0.02)	(0.02)†	(0.02)	0.03	(0.04)
Net realized and unrealized gain (loss) on investments and futures	(0.09)	(0.55)	0.76	6.16	2.31	(0.09)

Total from investment operations	(0.08)	(0.57)	0.74	6.14	2.34	(0.13)

Less distributions:
Dividends from net investment income	—	—	—	— #	(0.04)	—
Distributions from net realized gains	—	(2.14)	(2.34)	(1.97)	(1.03)	(0.68)

Total dividends and distributions	—	(2.14)	(2.34)	(1.97)	(1.07)	(0.68)

Net asset value, end of period	$16.07	$16.15	$18.86	$20.46	$16.29	$15.02

Total return (b)	(0.50)%	(2.92)%	3.60%	38.18%	15.59%	(0.64)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$637,406	$681,187	$740,667	$813,964	$628,666	$592,924
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.95%	0.94%	0.95%	0.97%	1.06%	1.10	%(c)
Before fees paid indirectly (a)(f)	0.95%	0.94%	0.95%	0.97%	1.07%	1.11%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.18%	(0.08)%	(0.10)%	(0.13)%	0.21%	(0.26)%
Before fees paid indirectly (a)(f)	0.18%	(0.08)%	(0.10)%	(0.13)%	0.20%	(0.27)%
Portfolio turnover rate (z)^	20%	38%	37%	43%	49%	50%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				August 26, 2011* to December 31, 2011
Class K		2015	2014	2013	2012
Net asset value, beginning of period	$17.22	$19.96	$21.52	$17.06	$15.69	$14.62

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.03	0.03	0.02 †	0.09	0.02
Net realized and unrealized gain (loss) on investments and futures	(0.10)	(0.59)	0.75	6.47	2.39	1.73

Total from investment operations	(0.07)	(0.56)	0.78	6.49	2.48	1.75

Less distributions:
Dividends from net investment income	—	(0.04)	—	(0.06)	(0.08)	—
Distributions from net realized gains	—	(2.14)	(2.34)	(1.97)	(1.03)	(0.68)

Total dividends and distributions	—	(2.18)	(2.34)	(2.03)	(1.11)	(0.68)

Net asset value, end of period	$17.15	$17.22	$19.96	$21.52	$17.06	$15.69

Total return (b)	(0.41)%	(2.66)%	3.86%	38.50%	15.86%	12.17%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$628,273	$669,892	$847,562	$1,009,781	$803,535	$570,308
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.70%	0.69%	0.70%	0.72%	0.81%	0.86%
Before fees paid indirectly (a)(f)	0.70%	0.69%	0.70%	0.72%	0.82%	0.87%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.43%	0.16%	0.14%	0.12%	0.50%	0.29%
Before fees paid indirectly (a)(f)	0.43%	0.16%	0.14%	0.12%	0.49%	0.28%
Portfolio turnover rate (z)^	20%	38%	37%	43%	49%	50%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Government Securities	42.2%
Asset-Backed and Mortgage-Backed Securities	21.3
Financials	10.8
Industrials	2.7
Energy	2.5
Utilities	2.3
Materials	1.9
Consumer Discretionary	1.9
Consumer Staples	1.9
Repurchase Agreements	1.9
Information Technology	1.8
Telecommunication Services	1.6
Health Care	1.6
Investment Companies	1.4
Cash and Other	4.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IB
Actual	$1,000.00	$1,052.03	$5.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.47	5.45
Class K
Actual	1,000.00	1,053.07	4.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.72	4.19

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.08% and 0.83%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (21.3%)
Asset-Backed Securities (5.4%)
Apidos CLO XXI,
Series 2015-21A C 4.183%, 7/18/27 (l)§	$500,000	$454,401
Series 2015-21A D 6.183%, 7/18/27 (l)§	250,000	205,043
Babson CLO Ltd., Series 2012-2A CR 4.226%, 5/15/23(l)§	250,000	237,182
BlueMountain CLO Ltd., Series 2012-2A C 3.386%, 11/20/24 (l)§	250,000	246,647
Series 2015-2A D 4.183%, 7/18/27 (l)§	250,000	227,339
Clydesdale CLO Ltd., Series 2006-1A C 2.076%, 12/19/18 (l)§	250,000	238,643
Eaton Vance CDO VIII Ltd., Series 2006-8A B 1.276%, 8/15/22 (l)§	250,000	233,620
LCM XII LP, Series 12A DR 4.333%, 10/19/22 (l)§	500,000	477,702
Madison Park Funding XV Ltd.,
Series 2014-15A A2 3.034%, 1/27/26 (l)§	285,000	285,238
Series 2014-15A C 4.334%, 1/27/26 (l)§	250,000	235,845
OneMain Financial Issuance Trust,
Series 2015-1A A 3.190%, 3/18/26§	411,000	417,002
Series 2015-2A A 2.570%, 7/18/25§	150,000	150,580
Venture XVII CLO Ltd., Series 2014-17A C 3.478%, 7/15/26 (l)§	250,000	232,980

		3,642,222

Non-Agency CMO (15.9%)
Banc of America Funding Corp., Series 2005-6 1A8 6.000%, 10/25/35	824,335	785,466
CFCRE Commercial Mortgage Trust, Series 2016-C3 XA 1.257%, 1/10/48 IO (l)	996,848	77,844
Citigroup Commercial Mortgage Trust,
Series 2015-GC35 XA 1.058%, 11/10/48 IO (l)	847,535	48,868
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2 1A2 2.927%, 3/25/36(l)	1,124,131	1,067,631
COMM Mortgage Trust,
Series 2013-CR10 XA 1.110%, 8/10/46 IO (l)	2,155,202	86,684
Series 2015-CR22 D 4.264%, 3/10/48 (l)§	140,000	108,086
Series 2015-CR23 D 4.398%, 5/10/48 (l)	140,000	104,366

Series 2015-CR26 B 4.645%, 10/10/48 (l)	$100,000	$105,979
Series 2015-CR26 XA 1.212%, 10/10/48 IO (l)	1,294,635	89,683
Series 2015-LC23 C 4.801%, 10/10/53 (l)	64,000	62,812
Series 2016-CR28 C 4.803%, 2/10/49 (l)	73,000	72,064
Series 2016-DC2 XA 1.136%, 2/10/49 IO (l)	998,837	73,537
Commercial Mortgage Trust,
Series 2007-GG11 AJ 6.237%, 12/10/49 (l)	140,000	138,408
Series 2007-GG9 AMFX 5.475%, 3/10/39	140,000	142,114
Countrywide Alternative Loan Trust, Series 2006-19CB A15 6.000%, 8/25/36	447,635	395,022
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2006-J4 A15 6.250%, 9/25/36	837,948	701,763
Series 2007-HY1 1A1 3.028%, 4/25/37 (l)	699,793	620,247
Series 2007-HY1 2A1 4.376%, 3/25/37 (l)	374,360	331,174
Credit Suisse Commercial Mortgage Trust,
Series 2007-C4 A1AM 6.137%, 9/15/39 (l)	140,000	143,630
CSAIL Commercial Mortgage Trust,
Series 2015-C2 AS 3.849%, 6/15/57	140,000	152,348
Series 2015-C4 C 4.738%, 11/15/48 (l)	64,000	63,013
First Horizon Mortgage Pass-Through Trust,
Series 2006-2 1A3 6.000%, 8/25/36	537,576	502,523
GE Commercial Mortgage Corp. Trust,
Series 2007-C1 AM 5.606%, 12/10/49 (l)	85,700	84,937
GS Mortgage Securities Corp. II,
Series 2007-GG10 A4 5.988%, 8/10/45 (l)	58,441	59,837
Series 2013-GC10 XA 1.753%, 2/10/46 IO (l)	1,458,148	114,286
Series 2014-GC20 XA 1.336%, 4/10/47 IO (l)	1,948,018	119,073
GS Mortgage Securities Trust, Series 2014-GC26 D 4.661%, 11/10/47 (l)§	43,000	33,052
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9 AM 5.372%, 5/15/47	140,000	139,876
Series 2007-C1 AM 6.188%, 2/15/51 (l)	140,000	141,973
Series 2007-LD12 AM 6.203%, 2/15/51 (l)	100,000	103,366
Series 2015-JP1 XA 1.314%, 1/15/49 IO (l)	996,964	65,359

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

JPMBB Commercial Mortgage Securities Trust,
Series 2015-C32 C 4.819%, 11/15/48 (l)	$105,000	$97,831
Series 2016-C1 C 4.905%, 3/15/49 (l)	66,000	65,906
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA 1.872%, 6/15/49 IO (l)	1,000,000	111,068
LB-UBS Commercial Mortgage Trust, Series 2007-C1 AJ 5.484%, 2/15/40	65,000	64,718
LSTAR Commercial Mortgage Trust, Series 2016-4 C 4.549%, 3/10/49 (l)§	72,000	70,278
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-2 AJ 6.197%, 6/12/46 (l)	80,270	80,254
Series 2007-5 AM 5.419%, 8/12/48	140,000	142,422
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19 C 4.000%, 12/15/47	125,000	113,982
Series 2015-C20 C 4.611%, 2/15/48 (l)	125,000	118,864
Series 2015-C26 D 3.060%, 10/15/48§	100,000	68,601
Morgan Stanley Capital I Trust,
Series 2007-HQ11 AJ 5.508%, 2/12/44 (l)	64,000	63,277
Series 2015-UBS8 XA 1.136%, 12/15/48 IO (l)	1,096,419	74,038
Series 2015-XLF2 AJ 3.442%, 8/15/26 (l)§	65,000	64,887
RFMSI Trust, Series 2006-S6 A14 6.000%, 7/25/36	686,650	645,412
Suntrust Alternative Loan Trust, Series 2005-1F 2A8 6.000%, 12/25/35	626,877	581,555
Wells Fargo Alternative Loan Trust, Series 2007-PA2 1A1 6.000%, 6/25/37	810,890	772,109
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16 D 3.938%, 8/15/50§	150,000	117,215
Series 2015-C28 C 4.274%, 5/15/48 (l)	140,000	127,662
Series 2015-C31 C 4.765%, 11/15/48 (l)	105,000	105,267
Series 2015-C31 XA 1.273%, 11/15/48 IO (l)	1,244,593	93,882
Series 2015-LC22 C 4.690%, 9/15/58 (l)	50,000	48,184
Series 2015-P2 A4 3.809%, 12/15/48	66,000	72,926
Series 2015-P2 XA 1.174%, 12/15/48 IO (l)	997,681	68,189

Series 2016-C32 C 4.878%, 1/15/59 (l)	$51,000	$47,361
WF-RBS Commercial Mortgage Trust,
Series 2014-C21 XA 1.322%, 8/15/47 IO (l)	2,943,025	187,163

		10,738,072

Total Asset-Backed and Mortgage-Backed Securities		14,380,294

Corporate Bonds (29.0%)
Consumer Discretionary (1.9%)
Auto Components (0.2%)
American Axle & Manufacturing, Inc. 6.625%, 10/15/22 (x)	25,000	26,655
Dana Holding Corp. 5.500%, 12/15/24	15,000	14,100
Delphi Automotive plc 4.250%, 1/15/26	8,000	8,761
Delphi Corp. 4.150%, 3/15/24	60,000	63,770
Goodyear Tire & Rubber Co. 5.125%, 11/15/23	25,000	25,813

		139,099

Automobiles (0.1%)
Ford Motor Co. 7.450%, 7/16/31	50,000	66,968

Hotels, Restaurants & Leisure (0.2%)
ESH Hospitality, Inc. 5.250%, 5/1/25§	25,000	24,345
GLP Capital LP/GLP Financing II, Inc.
5.375%, 4/15/26	15,000	15,412
MGP Escrow Issuer LLC/MGP Escrow Co.-Issuer, Inc.
5.625%, 5/1/24§	5,000	5,275
NCL Corp., Ltd. 5.250%, 11/15/19§	25,000	25,250
Sabre GLBL, Inc. 5.250%, 11/15/23§	15,000	15,319
Scientific Games International, Inc. 7.000%, 1/1/22§	25,000	25,187
Station Casinos LLC 7.500%, 3/1/21	15,000	15,882
Viking Cruises Ltd. 8.500%, 10/15/22§	15,000	12,788

		139,458

Household Durables (0.0%)
Newell Brands, Inc. 3.150%, 4/1/21	15,000	15,595

Internet & Catalog Retail (0.1%)
Amazon.com, Inc. 3.800%, 12/5/24	30,000	33,626

Media (1.1%)
21st Century Fox America, Inc. 4.750%, 9/15/44	30,000	33,293
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.375%, 9/15/20§	25,000	25,373

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

Comcast Corp.
4.200%, 8/15/34	$10,000	$10,991
4.400%, 8/15/35	50,000	56,165
CSC Holdings LLC 5.250%, 6/1/24 (x)	10,000	9,038
Globo Comunicacao e Participacoes S.A.
5.307%, 5/11/22 (e)(m)	200,000	202,760
Gray Television, Inc. 7.500%, 10/1/20	25,000	26,063
5.875%, 7/15/26 (b)§	10,000	10,000
Omnicom Group, Inc. 3.600%, 4/15/26	60,000	62,383
Regal Entertainment Group 5.750%, 3/15/22	10,000	10,250
Sinclair Television Group, Inc. 5.625%, 8/1/24§	25,000	25,609
Sirius XM Radio, Inc. 5.375%, 7/15/26§	25,000	24,750
TEGNA, Inc. 4.875%, 9/15/21§	25,000	25,625
Tribune Media Co. 5.875%, 7/15/22	15,000	14,925
VTR Finance B.V. 6.875%, 1/15/24 (m)	200,000	198,396
WMG Acquisition Corp. 6.750%, 4/15/22§	20,000	20,300

		755,921

Multiline Retail (0.0%)
Dollar Tree, Inc. 5.750%, 3/1/23§	10,000	10,625

Specialty Retail (0.2%)
Asbury Automotive Group, Inc. 6.000%, 12/15/24	10,000	10,075
Home Depot, Inc. 3.350%, 9/15/25	36,000	39,216
3.000%, 4/1/26	30,000	31,828
Sally Holdings LLC/Sally Capital, Inc. 5.750%, 6/1/22	25,000	26,000

		107,119

Textiles, Apparel & Luxury Goods (0.0%)
Levi Strauss & Co. 5.000%, 5/1/25	15,000	15,037

Total Consumer Discretionary		1,283,448

Consumer Staples (1.9%)
Beverages (0.5%)
Anheuser-Busch InBev Finance, Inc. 4.900%, 2/1/46	30,000	35,212
Central American Bottling Corp. 6.750%, 2/9/22 (m)	200,000	208,250
Coca-Cola Co. 1.650%, 11/1/18	30,000	30,489
1.875%, 10/27/20	30,000	30,638

		304,589

Food & Staples Retailing (0.3%)
CVS Health Corp. 2.875%, 6/1/26	25,000	25,534

Kroger Co. 3.400%, 4/15/22	$80,000	$85,547
Rite Aid Corp. 6.125%, 4/1/23§	20,000	21,363
Wal-Mart Stores, Inc. 4.300%, 4/22/44	55,000	64,322

		196,766

Food Products (1.0%)
JBS USA LLC/JBS USA Finance, Inc.
5.750%, 6/15/25§	30,000	28,387
Kraft Heinz Foods Co. 1.600%, 6/30/17§	35,000	35,119
2.000%, 7/2/18§	20,000	20,250
Marfrig Holdings Europe B.V. 8.000%, 6/8/23§	200,000	203,250
Minerva Luxembourg S.A. 8.750%, 4/3/19 (l)(m)(y)	200,000	201,000
Pilgrim’s Pride Corp. 5.750%, 3/15/25§	10,000	10,100
Post Holdings, Inc. 7.375%, 2/15/22	15,000	15,784
TreeHouse Foods, Inc. 6.000%, 2/15/24 (x)§	10,000	10,600
Tyson Foods, Inc. 3.950%, 8/15/24	120,000	129,586

		654,076

Household Products (0.0%)
Spectrum Brands, Inc. 5.750%, 7/15/25	25,000	26,032

Personal Products (0.0%)
Revlon Consumer Products Corp. 5.750%, 2/15/21	15,000	14,550

Tobacco (0.1%)
Reynolds American, Inc. 4.000%, 6/12/22	55,000	59,841

Total Consumer Staples		1,255,854

Energy (2.5%)
Energy Equipment & Services (0.1%)
Schlumberger Holdings Corp. 2.350%, 12/21/18§	35,000	35,735

Oil, Gas & Consumable Fuels (2.4%)
Apache Corp. 4.750%, 4/15/43	40,000	40,614
BP Capital Markets plc 3.062%, 3/17/22	50,000	52,002
3.119%, 5/4/26	10,000	10,127
Chevron Corp. 1.790%, 11/16/18	23,000	23,318
1.561%, 5/16/19	30,000	30,338
Cosan Overseas Ltd. 8.250%, 8/5/16 (m)(y)	300,000	283,500
Delek & Avner Tamar Bond Ltd. 4.435%, 12/30/20§	200,000	207,500
Ecopetrol S.A. 5.875%, 5/28/45	200,000	172,800
Energy Transfer Equity LP 5.500%, 6/1/27	15,000	14,100

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

Energy Transfer Partners LP 5.200%, 2/1/22	$20,000	$20,994
4.750%, 1/15/26	65,000	66,802
Enterprise Products Operating LLC 3.700%, 2/15/26	43,000	45,369
EOG Resources, Inc. 4.150%, 1/15/26	30,000	32,894
Kinder Morgan Energy Partners LP 6.950%, 1/15/38	50,000	54,959
Memorial Production Partners LP/Memorial Production Finance Corp.
6.875%, 8/1/22	40,000	19,600
MPLX LP 5.500%, 2/15/23§	25,000	25,019
National Gas Co. of Trinidad & Tobago Ltd.
6.050%, 1/15/36 (m)	100,000	103,750
Occidental Petroleum Corp. 3.400%, 4/15/26	15,000	15,745
ONGC Videsh Ltd. 3.750%, 5/7/23 (m)	250,000	255,313
Petroleos Mexicanos 5.625%, 1/23/46	110,000	100,265
Phillips 66 5.875%, 5/1/42	19,000	22,810
4.875%, 11/15/44	10,000	10,878
Sanchez Energy Corp. 6.125%, 1/15/23	20,000	15,550
SandRidge Energy, Inc. 8.750%, 6/1/20 (h)§	5,000	2,056
Williams Partners LP/ACMP Finance Corp.
4.875%, 3/15/24	15,000	14,400

		1,640,703

Total Energy		1,676,438

Financials (10.8%)
Banks (7.2%)
Agromercantil Senior Trust 6.250%, 4/10/19 (m)(x)	200,000	207,500
Australia & New Zealand Banking Group Ltd./New York
4.875%, 1/12/21§	100,000	112,246
Banco Bilbao Vizcaya Argentaria Colombia S.A.
4.875%, 4/21/25§	200,000	196,750
Banco Continental SAECA 8.875%, 10/15/17 (m)	300,000	303,926
Banco de Bogota S.A. 6.250%, 5/12/26 (b)§	200,000	203,500
Banco de Costa Rica 5.250%, 8/12/18 (m)	200,000	205,000
Banco de Credito e Inversiones 4.000%, 2/11/23 (m)	200,000	209,000
Banco de Reservas de la Republica Dominicana
7.000%, 2/1/23§	200,000	200,407
Banco GNB Sudameris S.A. 7.500%, 7/30/22 (m)	200,000	204,500
Banco Nacional de Comercio Exterior SNC
4.375%, 10/14/25§	200,000	208,000
Banco Nacional de Costa Rica 4.875%, 11/1/18 (m)	200,000	203,000

Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125%, 11/9/22 (m)	$200,000	$205,500
Bank of America Corp. 2.000%, 1/11/18	50,000	50,368
2.625%, 4/19/21	50,000	50,680
Bank of Montreal 2.375%, 1/25/19	60,000	61,625
BB&T Corp. 2.450%, 1/15/20	60,000	61,751
2.050%, 5/10/21	40,000	40,472
Citigroup, Inc. 2.650%, 10/26/20	35,000	35,621
2.700%, 3/30/21	65,000	66,157
CorpGroup Banking S.A. 6.750%, 3/15/23 (m)	250,000	233,750
Global Bank Corp. 5.125%, 10/30/19 (m)	200,000	205,400
Grupo Aval Ltd. 4.750%, 9/26/22 (m)	200,000	195,000
Grupo Elektra S.A.B. de C.V. 7.250%, 8/6/18 (m)	200,000	196,000
Industrial Senior Trust 5.500%, 11/1/22 (m)	200,000	196,000
JPMorgan Chase & Co. 2.400%, 6/7/21	70,000	70,860
4.250%, 10/1/27	60,000	63,528
MUFG Americas Holdings Corp. 1.625%, 2/9/18	60,000	60,194
Oversea-Chinese Banking Corp., Ltd. 4.000%, 10/15/24 (l)(m)	200,000	208,500
PNC Funding Corp. 3.300%, 3/8/22	65,000	69,411
Royal Bank of Canada 2.500%, 1/19/21	15,000	15,510
Sumitomo Mitsui Financial Group, Inc.
2.934%, 3/9/21 (x)	65,000	67,678
Toronto-Dominion Bank 2.125%, 4/7/21	65,000	66,047
United Overseas Bank Ltd. 3.750%, 9/19/24 (l)(m)	200,000	206,721
Wells Fargo & Co. 3.550%, 9/29/25	80,000	85,279
3.000%, 4/22/26	45,000	45,775
Westpac Banking Corp. 2.600%, 11/23/20	65,000	67,152

		4,878,808

Capital Markets (0.4%)
Goldman Sachs Group, Inc. 2.875%, 2/25/21	65,000	66,575
Morgan Stanley 2.650%, 1/27/20	45,000	45,702
2.500%, 4/21/21	20,000	20,177
3.875%, 1/27/26	65,000	68,965
State Street Corp. 3.550%, 8/18/25	45,000	49,163
2.650%, 5/19/26	25,000	25,541

		276,123

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

Consumer Finance (1.1%)
Ally Financial, Inc. 4.125%, 3/30/20	$65,000	$65,163
American Express Credit Corp. 2.250%, 8/15/19	35,000	35,835
2.250%, 5/5/21	95,000	96,612
Financiera Independencia S.A.B. de C.V. SOFOM ENR
7.500%, 6/3/19 (m)(x)	205,000	190,394
General Motors Financial Co., Inc. 2.400%, 5/9/19	55,000	55,137
3.200%, 7/13/20	30,000	30,372
3.200%, 7/6/21	15,000	14,951
Synchrony Financial 3.000%, 8/15/19	65,000	66,239
Unifin Financiera S.A.B. de C.V. SOFOM ENR
6.250%, 7/22/19 (m)	200,000	195,000

		749,703

Diversified Financial Services (1.6%)
Argos Merger Sub, Inc. 7.125%, 3/15/23§	20,000	20,600
GrupoSura Finance S.A. 5.500%, 4/29/26§	200,000	207,750
Guanay Finance Ltd. 6.000%, 12/15/20 (m)	228,320	226,893
National Rural Utilities Cooperative Finance Corp.
2.000%, 1/27/20	105,000	106,930
Petronas Global Sukuk Ltd. 2.707%, 3/18/20 (m)	200,000	202,953
S&P Global, Inc. 4.400%, 2/15/26	30,000	33,442
Shell International Finance B.V. 1.375%, 5/10/19	65,000	65,281
SUAM Finance B.V. 4.875%, 4/17/24 (m)	200,000	207,000

		1,070,849

Insurance (0.3%)
Liberty Mutual Group, Inc. 6.500%, 5/1/42§	80,000	96,378
TIAA Asset Management Finance Co. LLC
2.950%, 11/1/19§	70,000	71,650

		168,028

Real Estate Investment Trusts (REITs) (0.2%)
Boston Properties LP 4.125%, 5/15/21	60,000	65,481
Equinix, Inc. 5.875%, 1/15/26	15,000	15,591
Simon Property Group LP 3.300%, 1/15/26	60,000	63,928

		145,000

Real Estate Management & Development (0.0%)
Realogy Group LLC/Realogy Co.-Issuer Corp.
4.875%, 6/1/23§	15,000	14,813

Total Financials		7,303,324

Health Care (1.6%)
Biotechnology (0.0%)
Celgene Corp. 3.875%, 8/15/25	$30,000	$32,025

Health Care Equipment & Supplies (0.1%)
Zimmer Biomet Holdings, Inc.
1.450%, 4/1/17	55,000	55,051
2.700%, 4/1/20	10,000	10,155

		65,206

Health Care Providers & Services (0.7%)
Anthem, Inc. 2.300%, 7/15/18	65,000	65,905
Cardinal Health, Inc. 1.950%, 6/15/18	60,000	60,621
Centene Corp. 5.625%, 2/15/21§	20,000	20,812
Express Scripts Holding Co.
4.500%, 2/25/26	30,000	32,986
3.400%, 3/1/27	15,000	14,981
HCA, Inc.
5.375%, 2/1/25	5,000	5,125
5.875%, 2/15/26	20,000	20,675
Laboratory Corp. of America Holdings
2.500%, 11/1/18	65,000	66,129
4.700%, 2/1/45	65,000	69,208
MPH Acquisition Holdings LLC 7.125%, 6/1/24§	25,000	26,203
RegionalCare Hospital Partners Holdings, Inc.
8.250%, 5/1/23§	10,000	10,225
Select Medical Corp. 6.375%, 6/1/21	30,000	28,519
Team Health, Inc. 7.250%, 12/15/23§	10,000	10,700
Tenet Healthcare Corp. 6.750%, 6/15/23 (x)	30,000	28,689

		460,778

Life Sciences Tools & Services (0.2%)
Quintiles Transnational Corp. 4.875%, 5/15/23§	15,000	15,272
Thermo Fisher Scientific, Inc. 3.300%, 2/15/22	95,000	98,272

		113,544

Pharmaceuticals (0.6%)
AbbVie, Inc. 4.700%, 5/14/45	61,000	64,708
Actavis Funding SCS 2.350%, 3/12/18	59,000	59,763
AstraZeneca plc 2.375%, 11/16/20	65,000	66,719
Eli Lilly & Co. 3.700%, 3/1/45	45,000	47,944
Mylan N.V. 3.150%, 6/15/21 (b)§	65,000	65,840
Teva Pharmaceutical Finance Co. B.V.
2.950%, 12/18/22	65,000	65,532
Vizient, Inc. 10.375%, 3/1/24§	15,000	16,116

		386,622

Total Health Care		1,058,175

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

Industrials (2.7%)
Aerospace & Defense (0.2%)
Boeing Co. 6.875%, 3/15/39	$40,000	$59,473
Lockheed Martin Corp. 4.700%, 5/15/46	60,000	70,331
TransDigm, Inc. 6.000%, 7/15/22	25,000	25,130

		154,934

Air Freight & Logistics (0.2%)
Air Medical Merger Sub Corp. 6.375%, 5/15/23§	30,000	28,594
FedEx Corp. 4.750%, 11/15/45	65,000	72,784

		101,378

Airlines (0.2%)
Avianca Holdings S.A./Avianca Leasing LLC/Grupo Taca Holdings Ltd.
8.375%, 5/10/20 (m)	200,000	162,020

Commercial Services & Supplies (0.2%)
Gates Global LLC/Gates Global Co. 6.000%, 7/15/22§	25,000	22,062
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.250%, 5/15/23§	25,000	26,500
Waste Management, Inc. 4.100%, 3/1/45	50,000	54,354

		102,916

Construction & Engineering (0.0%)
Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc.
6.375%, 5/1/22§	20,000	19,100

Industrial Conglomerates (0.2%)
General Electric Co. 2.900%, 1/9/17	115,000	116,274

Machinery (0.1%)
Milacron LLC/Mcron Finance Corp. 7.750%, 2/15/21§	35,000	35,525
Terex Corp. 6.000%, 5/15/21	25,000	25,032

		60,557

Road & Rail (0.4%)
Burlington Northern Santa Fe LLC 4.550%, 9/1/44	60,000	68,500
Lima Metro Line 2 Finance Ltd. 5.875%, 7/5/34 (m)	200,000	206,300
OPE KAG Finance Sub, Inc. 7.875%, 7/31/23§	15,000	14,794

		289,594

Trading Companies & Distributors (0.1%)
Air Lease Corp. 3.750%, 2/1/22	65,000	66,503
HD Supply, Inc. 7.500%, 7/15/20	25,000	26,123

		92,626

Transportation Infrastructure (1.1%)
Adani Ports & Special Economic Zone Ltd.
3.500%, 7/29/20 (m)	$200,000	$199,295
Aeropuertos Dominicanos Siglo XXI S.A.
9.750%, 11/13/19 (m)	200,000	213,000
ENA Norte Trust 4.950%, 4/25/23 (m)	285,415	292,563

		704,858

Total Industrials		1,804,257

Information Technology (1.8%)
Communications Equipment (0.1%)
Cisco Systems, Inc. 1.650%, 6/15/18	65,000	65,818
CommScope, Inc. 5.000%, 6/15/21§	25,000	25,490

		91,308

IT Services (0.8%)
Fidelity National Information Services, Inc.
3.625%, 10/15/20	45,000	47,570
First Data Corp.
7.000%, 12/1/23§	10,000	10,138
5.750%, 1/15/24 (x)§	15,000	14,766
International Business Machines Corp.
1.250%, 2/8/18	210,000	211,444
Sixsigma Networks Mexico S.A. de C.V.
8.250%, 11/7/21 (m)	200,000	197,750
Xerox Corp. 2.950%, 3/15/17	55,000	55,375

		537,043

Semiconductors & Semiconductor Equipment (0.1%)
Intel Corp. 4.100%, 5/19/46	25,000	25,894
Lam Research Corp.
2.800%, 6/15/21	4,000	4,074
3.450%, 6/15/23	12,000	12,414
Micron Technology, Inc. 5.250%, 8/1/23 (b)§	10,000	8,525
Microsemi Corp. 9.125%, 4/15/23§	4,000	4,405
NXP B.V./NXP Funding LLC 4.125%, 6/1/21§	10,000	10,200

		65,512

Software (0.6%)
Activision Blizzard, Inc. 5.625%, 9/15/21§	25,000	26,062
Cengage Learning, Inc. 9.500%, 6/15/24 (b)§	10,000	10,175
Ensemble S Merger Sub, Inc. 9.000%, 9/30/23§	25,000	24,938
Infor U.S., Inc. 6.500%, 5/15/22	30,000	28,518
Microsoft Corp. 4.450%, 11/3/45	60,000	67,624
Open Text Corp. 5.875%, 6/1/26§	15,000	15,113

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

Oracle Corp.
2.250%, 10/8/19	$125,000	$128,852
4.125%, 5/15/45	65,000	67,302
Solera LLC/Solera Finance, Inc. 10.500%, 3/1/24§	15,000	15,713

		384,297

Technology Hardware, Storage & Peripherals (0.2%)
Apple, Inc. 4.650%, 2/23/46	48,000	54,079
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
7.125%, 6/15/24 (x)§	20,000	20,850
Hewlett Packard Enterprise Co. 3.600%, 10/15/20§	41,000	42,715
Western Digital Corp. 7.375%, 4/1/23§	5,000	5,325

		122,969

Total Information Technology		1,201,129

Materials (1.9%)
Chemicals (0.3%)
Ashland, Inc. 4.750%, 8/15/22	25,000	24,812
Grupo Idesa S.A. de C.V. 7.875%, 12/18/20 (m)	200,000	202,250
PQ Corp. 6.750%, 11/15/22§	15,000	15,638

		242,700

Construction Materials (0.5%)
CIMPOR Financial Operations B.V. 5.750%, 7/17/24 (m)	200,000	147,500
Union Andina de Cementos SAA 5.875%, 10/30/21 (m)	200,000	203,000

		350,500

Containers & Packaging (0.1%)
Berry Plastics Corp. 5.500%, 5/15/22	15,000	15,375
Plastipak Holdings, Inc. 6.500%, 10/1/21§	25,000	25,437

		40,812

Metals & Mining (0.8%)
Freeport-McMoRan, Inc. 3.875%, 3/15/23 (x)	200,000	174,500
Lundin Mining Corp. 7.500%, 11/1/20§	15,000	15,216
Vedanta Resources plc 7.125%, 5/31/23 (m)	200,000	151,500
Volcan Cia Minera SAA 5.375%, 2/2/22 (m)	200,000	179,940

		521,156

Paper & Forest Products (0.2%)
Georgia-Pacific LLC 3.600%, 3/1/25§	125,000	133,339

Total Materials		1,288,507

Telecommunication Services (1.6%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
3.400%, 5/15/25	$55,000	$56,119
4.125%, 2/17/26	10,000	10,739
British Telecommunications plc 5.950%, 1/15/18	100,000	107,079
CCO Holdings LLC/CCO Holdings Capital Corp.
5.250%, 9/30/22	15,000	15,357
5.125%, 5/1/23§	10,000	10,050
Embarq Corp. 7.995%, 6/1/36	10,000	10,006
Frontier Communications Corp. 10.500%, 9/15/22 (x)	15,000	15,900
Intelsat Jackson Holdings S.A. 8.000%, 2/15/24 (x)§	5,000	4,933
Level 3 Communications, Inc. 5.750%, 12/1/22	25,000	25,266
Orange S.A.
2.750%, 9/14/16	25,000	25,089
2.750%, 2/6/19	40,000	41,297
SBA Communications Corp. 5.625%, 10/1/19	25,000	25,844
Verizon Communications, Inc. 4.400%, 11/1/34	135,000	138,790

		486,469

Wireless Telecommunication Services (0.9%)
Bharti Airtel Ltd. 4.375%, 6/10/25 (m)	200,000	208,992
Digicel Group Ltd. 7.125%, 4/1/22 (m)	250,000	184,688
Telefonica Celular del Paraguay S.A. 6.750%, 12/13/22 (m)	200,000	201,000

		594,680

Total Telecommunication Services		1,081,149

Utilities (2.3%)
Electric Utilities (1.5%)
Abengoa Transmision Sur S.A. 6.875%, 4/30/43 (m)	200,000	207,000
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad It
7.950%, 5/11/26§	200,000	208,000
Duke Energy Progress LLC 4.150%, 12/1/44	65,000	71,956
Empresa Electrica Guacolda S.A. 4.560%, 4/30/25§	200,000	185,000
Exelon Corp. 3.400%, 4/15/26	40,000	41,535
Mexico Generadora de Energia S de rl 5.500%, 12/6/32 (m)	237,845	228,034
Southern Co. 2.450%, 9/1/18	95,000	97,232

		1,038,757

Gas Utilities (0.3%)
Empresa de Energia de Bogota S.A. ESP
6.125%, 11/10/21 (m)	200,000	207,750

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

Independent Power and Renewable Electricity Producers (0.3%)
Empresa Electrica Angamos S.A. 4.875%, 5/25/29 (m)	$200,000	$192,750
NRG Energy, Inc. 7.250%, 5/15/26 (x)§	15,000	14,925

		207,675

Multi-Utilities (0.2%)
Berkshire Hathaway Energy Co. 6.500%, 9/15/37	71,000	98,036

Total Utilities		1,552,218

Total Corporate Bonds		19,504,499

Government Securities (42.2%)
Agency CMO (15.3%)
Federal Home Loan Mortgage Corp.
4.000%, 2/15/42	1,574,974	1,794,639
3.000%, 2/15/44	887,700	934,383
3.000%, 6/15/44	572,712	602,798
3.000%, 2/15/45	520,379	509,055
3.000%, 7/1/45	948,909	984,605
3.000%, 8/1/45	1,429,231	1,482,995
Federal National Mortgage Association
2.702%, 2/25/26	67,000	69,323
3.000%, 3/25/44	1,550,476	1,630,783
3.000%, 1/25/45	756,394	790,288
3.000%, 4/1/45	1,350,562	1,386,858
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
1.312%, 3/25/23 IO (l)	1,000,000	71,598
3.334%, 8/25/25 (l)	50,000	55,150

		10,312,475

Foreign Governments (0.5%)
Aeropuerto Internacional de Tocumen S.A.
5.750%, 10/9/23	200,000	209,695
United Mexican States 4.000%, 10/2/23	90,000	96,975

		306,670

Municipal Bonds (0.2%)
New York State Dormitory Authority, Personal Income Tax Revenue Bonds,
Series 2015A, 5.000%, 3/15/33	60,000	74,510
State of California, Various Purpose, General Obligations Bonds,
5.000%, 8/1/33	70,000	86,835

		161,345

U.S. Treasuries (26.2%)
U.S. Treasury Bonds
2.750%, 11/15/42	1,740,000	1,911,927
3.000%, 11/15/44	1,040,000	1,194,436
U.S. Treasury Notes
0.500%, 9/30/16 (x)	720,000	720,415
0.500%, 11/30/16	800,000	800,531
0.500%, 1/31/17	770,000	770,331
0.750%, 10/31/17	2,110,000	2,115,337
1.000%, 5/15/18	305,000	307,334

0.125%, 4/15/19 TIPS	$173	$177
2.000%, 11/30/20	2,270,000	2,371,995
2.250%, 3/31/21	1,730,000	1,830,675
1.875%, 11/30/21	170,000	177,027
1.750%, 3/31/22	810,000	837,084
2.500%, 5/15/24	1,370,000	1,488,216
2.375%, 8/15/24	85,000	91,501
2.250%, 11/15/24	1,440,000	1,536,117
2.000%, 2/15/25	1,390,000	1,454,165

		17,607,268

Total Government Securities		28,387,758

Total Long-Term Debt Securities (92.5%) (Cost $61,657,184)		62,272,551

	Number of Shares	Value (Note 1)
INVESTMENT COMPANY:
Investment Company (1.4%)
DoubleLine Floating Rate Fund (Cost $983,622)‡	97,776	958,200

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.9%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $65,606, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $66,917. (xx)	$65,605	65,605
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $43,299, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $44,165. (xx)	43,299	43,299
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $100,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $102,000. (xx)	100,000	100,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $994,099, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $1,013,969. (xx)	994,088	994,088

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $50,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $51,001. (xx)	$50,000	$50,000

Total Repurchase Agreements		1,252,992

Total Short-Term Investments (1.9%) (Cost $1,252,992)		1,252,992

Total Investments (95.8%) (Cost $63,893,798)		64,483,743
Other Assets Less Liabilities (4.2%)		2,843,698

Net Assets (100%)		$67,327,441

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2016, the market value of these securities amounted to $7,444,956 or 11.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid security.
(e)	Step Bond – Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2016. Maturity date disclosed is the ultimate maturity date.
(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2016.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2016, the market value of these securities amounted to $9,040,338 or 13.4% of net assets.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $1,228,110. This was secured by collateral of $1,252,992 which was received as cash and subsequently invested in short-term investments currently valued at $1,252,992, as reported in the Portfolio of Investments.
(y)	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2016.

Glossary:

CMO	— Collateralized Mortgage Obligation
IO	— Interest Only
TIPS	— Treasury Inflation Protected Security

Country Diversification
As a Percentage of Total Net Assets
Australia	0.3%
Bermuda	0.3
Brazil	0.3
Canada	0.3
Cayman Islands	6.8
Chile	1.2
Colombia	1.5
Costa Rica	0.6
Curacao	0.4
Dominican Republic	0.9
France	0.1
India	1.0
Israel	0.3
Japan	0.1
Luxembourg	0.4
Malaysia	0.3
Mexico	2.7
Netherlands	0.8
Panama	1.3
Paraguay	0.7
Peru	0.9
Singapore	0.6
Trinidad and Tobago	0.2
United Kingdom	1.0
United States	72.8
Cash and Other	4.2

100.0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
DoubleLine Floating Rate Fund	$1,650,994	$—	$716,378	$958,200	$24,246	$(16,378)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$3,642,222	$—	$3,642,222
Non-Agency CMO	—	10,738,072	—	10,738,072
Corporate Bonds
Consumer Discretionary	—	1,283,448	—	1,283,448
Consumer Staples	—	1,255,854	—	1,255,854
Energy	—	1,676,438	—	1,676,438
Financials	—	7,303,324	—	7,303,324
Health Care	—	1,058,175	—	1,058,175
Industrials	—	1,804,257	—	1,804,257
Information Technology	—	1,201,129	—	1,201,129
Materials	—	1,288,507	—	1,288,507
Telecommunication Services	—	1,081,149	—	1,081,149
Utilities	—	1,552,218	—	1,552,218
Government Securities
Agency CMO	—	10,312,475	—	10,312,475
Foreign Governments	—	306,670	—	306,670
Municipal Bonds	—	161,345	—	161,345
U.S. Treasuries	—	17,607,268	—	17,607,268
Investment Companies
Investment Companies	958,200	—	—	958,200
Short-Term Investments
Repurchase Agreements	—	1,252,992	—	1,252,992

Total Assets	$958,200	$63,525,543	$—	$64,483,743

Total Liabilities	$—	$—	$—	$—

Total	$958,200	$63,525,543	$—	$64,483,743

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

See Notes to Financial Statements.

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AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$65,605	$—	$65,605	$(65,605)	$—
Deutsche Bank AG	43,299	—	43,299	(43,299)	—
HSBC Securities, Inc.	100,000	—	100,000	(100,000)	—
Merrill Lynch PFS, Inc.	994,088	—	994,088	(994,088)	—
Natixis	50,000	—	50,000	(50,000)	—

Total	$1,252,992	$—	$1,252,992	$(1,252,992)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,484,997
Long-term U.S. government debt securities	21,379,827

$23,864,824

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,365,670
Long-term U.S. government debt securities	14,544,222

$19,909,892

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,516,733
Aggregate gross unrealized depreciation	(942,091)

Net unrealized appreciation	$574,642

Federal income tax cost of investments	$63,909,101

See Notes to Financial Statements.

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AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $983,622)	$958,200
Unaffiliated Issuers (Cost $61,657,184)	62,272,551
Repurchase Agreements (Cost $1,252,992)	1,252,992
Cash	3,845,631
Dividends, interest and other receivables	400,601
Receivable for securities sold	40,284
Receivable from Separate Accounts for Trust shares sold	7,338
Security lending income receivable	80
Other assets	774

Total assets	68,778,451

LIABILITIES
Payable on return of securities loaned	1,252,992
Payable for securities purchased	83,121
Investment management fees payable	32,264
Administrative fees payable	5,509
Distribution fees payable – Class IB	1,189
Trustees’ fees payable	436
Payable to Separate Accounts for Trust shares redeemed	59
Accrued expenses	75,440

Total liabilities	1,451,010

NET ASSETS	$67,327,441

Net assets were comprised of:
Paid in capital	$66,268,549
Accumulated undistributed net investment income (loss)	868,249
Accumulated undistributed net realized gain (loss) on investments	(399,302)
Net unrealized appreciation (depreciation) on investments	589,945

Net assets	$67,327,441

Class IB
Net asset value, offering and redemption price per share, $6,249,927 / 618,108 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.11

Class K
Net asset value, offering and redemption price per share, $61,077,514 / 6,032,402 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.12

(x)	Includes value of securities on loan of $1,228,110.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Interest (net of $4 foreign withholding tax)	$1,111,837
Dividends ($24,246 of dividend income received from affiliates)	24,246
Securities lending (net)	117

Total income	1,136,200

EXPENSES
Investment management fees	189,103
Professional fees	33,220
Administrative fees	31,873
Offering costs	13,732
Custodian fees	8,823
Distribution fees – Class IB	5,060
Printing and mailing expenses	2,168
Trustees’ fees	1,093
Miscellaneous	7,948

Gross expenses	293,020
Less: Waiver from investment manager	(19,987)
Reimbursement from sub-adviser	(5,082)

Net expenses	267,951

NET INVESTMENT INCOME (LOSS)	868,249

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($(16,378) of realized gain (loss) from affiliates)	(80,975)
Net change in unrealized appreciation (depreciation) on investments ($23,584 of change in unrealized appreciation (depreciation) from affiliates)	2,543,741

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,462,766

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,331,015

See Notes to Financial Statements.

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AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	May 1, 2015* to December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$868,249	$999,785
Net realized gain (loss) on investments	(80,975)	(203,814)
Net change in unrealized appreciation (depreciation) on investments	2,543,741	(1,953,796)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,331,015	(1,157,825)

DIVIDENDS:
Dividends from net investment income
Class IB	—	(36,621)
Class K	—	(1,107,140)

TOTAL DIVIDENDS:	—	(1,143,761)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 388,212 and 263,299 shares, respectively ]	3,824,479	2,597,346
Capital shares issued in reinvestment of dividends [ 0 and 3,805 shares, respectively ]	—	36,621
Capital shares repurchased [ (16,103) and (21,105) shares, respectively ]	(158,919)	(208,655)

Total Class IB transactions	3,665,560	2,425,312

Class K
Capital shares sold [ 0 and 5,917,371 shares, respectively ]	—	59,100,000
Capital shares issued in reinvestment of dividends [ 0 and 115,031 shares, respectively ]	—	1,107,140

Total Class K transactions	—	60,207,140

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,665,560	62,632,452

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,996,575	60,330,866
NET ASSETS:
Beginning of period	60,330,866	—

End of period (a)	$67,327,441	$60,330,866

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$868,249	$—

*	The Portfolio commenced operations on May 1, 2015.

See Notes to Financial Statements.

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AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2016 (Unaudited)		May 1, 2015* to December 31, 2015
Net asset value, beginning of period	$9.61		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.17
Net realized and unrealized gain (loss) on investments	0.38		(0.39)

Total from investment operations	0.50		(0.22)

Less distributions:
Dividends from net investment income	—		(0.17)

Net asset value, end of period	$10.11		$9.61

Total return (b)	5.20%		(2.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,250		$2,364
Ratio of expenses to average net assets:
After waivers (a)(f)	1.08	%(j)	1.08%
Before waivers (a)(f)	1.15%		1.26%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.51%		2.54	%(l)
Before waivers (a)(f)	2.44%		2.36	%(l)
Portfolio turnover rate (z)^	34%		79%

Class K	Six Months Ended June 30, 2016 (Unaudited)		May 1, 2015* to December 31, 2015
Net asset value, beginning of period	$9.61		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.18
Net realized and unrealized gain (loss) on investments	0.37		(0.38)

Total from investment operations	0.51		(0.20)

Less distributions:
Dividends from net investment income	—		(0.19)

Net asset value, end of period	$10.12		$9.61

Total return (b)	5.31%		(2.03)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$61,078		$57,967
Ratio of expenses to average net assets:
After waivers (a)(f)	0.83	%(j)	0.84%
Before waivers (a)(f)	0.91%		1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.77%		2.67	%(l)
Before waivers (a)(f)	2.69%		2.47	%(l)
Portfolio turnover rate (z)^	34%		79%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class IB and 0.85% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Government Securities	15.7%
Financials	11.9
Health Care	9.4
Energy	9.1
Consumer Discretionary	8.9
Information Technology	8.7
Industrials	6.6
Utilities	5.6
Telecommunication Services	4.8
Materials	4.1
Repurchase Agreements	4.0
Consumer Staples	3.4
Cash and Other	7.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$1,053.06	$5.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.72	5.19
Class IB
Actual	1,000.00	1,053.06	5.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.72	5.19
Class K
Actual	1,000.00	1,054.08	4.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.97	3.94

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.03%, 1.03% and 0.78%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (0.5%)
Consumer Discretionary (0.1%)
Automobiles (0.1%)
Fiat Chrysler Automobiles N.V.
7.875%, 12/15/16	$1,000,000	$562,006

Total Consumer Discretionary		562,006

Energy (0.4%)
Energy Equipment & Services (0.3%)
Weatherford International Ltd.
5.875%, 7/1/21	3,200,000	3,478,000

Oil, Gas & Consumable Fuels (0.1%)
Cobalt International Energy, Inc.
3.125%, 5/15/24	4,000,000	1,320,000
Stone Energy Corp.
1.750%, 3/1/17	1,213,000	539,027

		1,859,027

Total Energy		5,337,027

Total Convertible Bonds		5,899,033

Corporate Bonds (28.3%)
Consumer Discretionary (4.7%)
Auto Components (0.0%)
Delphi Corp.
4.150%, 3/15/24	75,000	79,713
Johnson Controls, Inc.
1.400%, 11/2/17	250,000	250,509

		330,222

Automobiles (0.1%)
Navistar, Inc.
6.500%, 8/15/17	756,327	712,208

Hotels, Restaurants & Leisure (0.8%)
Carnival Corp.
3.950%, 10/15/20	150,000	161,959
International Game Technology plc
6.250%, 2/15/22§	4,300,000	4,369,875
6.500%, 2/15/25§	4,300,000	4,332,250
Marriott International, Inc.
3.125%, 10/15/21	250,000	261,412
McDonald’s Corp.
5.350%, 3/1/18	140,000	149,559
3.625%, 5/20/21	150,000	162,214
3.700%, 1/30/26	200,000	215,451
Wyndham Worldwide Corp.
4.250%, 3/1/22	150,000	158,838

		9,811,558

Household Durables (0.6%)
KB Home
7.500%, 9/15/22 (x)	4,000,000	4,110,000
Newell Brands, Inc.
3.850%, 4/1/23	80,000	84,863
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/1/23§	3,000,000	3,003,750
Whirlpool Corp.
2.400%, 3/1/19	$250,000	$255,646

		7,454,259

Internet & Catalog Retail (0.0%)
Amazon.com, Inc.
2.600%, 12/5/19	250,000	260,858
3.300%, 12/5/21	150,000	162,256
QVC, Inc.
4.850%, 4/1/24	50,000	52,059

		475,173

Media (2.5%)
21st Century Fox America, Inc.
3.000%, 9/15/22	150,000	155,551
Altice Luxembourg S.A.
7.750%, 5/15/22§	800,000	808,500
7.625%, 2/15/25 (x)§	1,800,000	1,755,000
CBS Corp.
3.375%, 3/1/22	200,000	208,252
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579%, 7/23/20§	350,000	364,630
4.908%, 7/23/25§	100,000	109,470
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	25,000	35,460
Comcast Corp.
5.150%, 3/1/20	150,000	169,962
3.375%, 8/15/25	250,000	268,801
Discovery Communications LLC
5.050%, 6/1/20	100,000	109,267
DISH DBS Corp.
5.000%, 3/15/23	5,600,000	5,096,000
iHeartCommunications, Inc.
7.210%, 1/30/19	2,539,722	1,852,938
7.960%, 7/30/19	816,818	597,298
9.000%, 12/15/19	1,019,000	763,613
9.000%, 3/1/21	4,000,000	2,810,000
9.000%, 9/15/22 (x)	6,100,000	4,163,250
Interpublic Group of Cos., Inc.
4.200%, 4/15/24	150,000	159,232
NBCUniversal Media LLC
4.375%, 4/1/21	300,000	335,260
Scripps Networks Interactive, Inc.
3.900%, 11/15/24	150,000	157,273
Sirius XM Radio, Inc.
6.000%, 7/15/24§	2,000,000	2,067,600
Time Warner Cable, Inc.
8.250%, 4/1/19	170,000	198,369
4.000%, 9/1/21	100,000	106,437
Time Warner, Inc.
4.700%, 1/15/21	250,000	278,768
3.550%, 6/1/24	200,000	211,095
Univision Communications, Inc.
5.125%, 5/15/23§	7,000,000	6,982,500
Viacom, Inc.
2.750%, 12/15/19	165,000	167,224
4.250%, 9/1/23	100,000	103,901
Walt Disney Co.
2.300%, 2/12/21	105,000	109,001
2.550%, 2/15/22	250,000	261,195

See Notes to Financial Statements.

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AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
WPP Finance 2010
3.750%, 9/19/24	$100,000	$104,928

		30,510,775

Multiline Retail (0.5%)
Belk, Inc.
5.750%, 11/18/22	4,987,500	3,927,656
Dollar General Corp.
1.875%, 4/15/18	150,000	151,504
3.250%, 4/15/23	1,000,000	1,027,265
Kohl’s Corp.
4.750%, 12/15/23	100,000	106,328
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	150,000	154,100
Target Corp.
6.000%, 1/15/18	200,000	215,199
2.300%, 6/26/19	100,000	103,214

		5,685,266

Specialty Retail (0.2%)
AutoZone, Inc.
4.000%, 11/15/20	100,000	107,864
Home Depot, Inc.
2.000%, 6/15/19	250,000	256,925
2.625%, 6/1/22	115,000	120,253
Lowe’s Cos., Inc.
2.500%, 4/15/26	95,000	96,836
Petco Animal Supplies Stores, Inc., Term Loan
5.750%, 1/26/23	1,995,000	1,984,193

		2,566,071

Total Consumer Discretionary		57,545,532

Consumer Staples (0.8%)
Beverages (0.3%)
Anheuser-Busch InBev Finance, Inc.
2.150%, 2/1/19	250,000	254,318
2.650%, 2/1/21	130,000	134,813
3.300%, 2/1/23	200,000	210,734
3.700%, 2/1/24	100,000	107,479
3.650%, 2/1/26	350,000	374,726
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 1/15/19	50,000	57,806
5.375%, 1/15/20	250,000	280,603
4.375%, 2/15/21	25,000	27,790
2.500%, 7/15/22	100,000	101,673
Coca-Cola Co.
3.150%, 11/15/20	100,000	107,459
3.200%, 11/1/23	200,000	215,456
Cott Beverages, Inc.
5.375%, 7/1/22	1,500,000	1,496,250
PepsiCo, Inc.
5.000%, 6/1/18	100,000	107,680
7.900%, 11/1/18	144,000	165,973
1.850%, 4/30/20	200,000	203,206
3.600%, 3/1/24	250,000	275,312

		4,121,278

Food & Staples Retailing (0.2%)
Costco Wholesale Corp.
2.250%, 2/15/22	$85,000	$87,596
CVS Health Corp.
2.250%, 8/12/19	350,000	359,665
3.500%, 7/20/22	500,000	537,725
Kroger Co.
6.150%, 1/15/20	150,000	172,383
2.950%, 11/1/21	150,000	157,074
Sysco Corp.
2.600%, 10/1/20	40,000	41,200
2.500%, 7/15/21	25,000	25,608
Walgreen Co.
3.100%, 9/15/22	150,000	154,093
Walgreens Boots Alliance, Inc.
1.750%, 11/17/17	250,000	251,639
3.300%, 11/18/21	150,000	156,719
Wal-Mart Stores, Inc.
1.125%, 4/11/18	200,000	200,898
3.625%, 7/8/20	100,000	109,492
3.250%, 10/25/20	100,000	108,121
3.300%, 4/22/24	100,000	109,593

		2,471,806

Food Products (0.1%)
ConAgra Foods, Inc.
3.250%, 9/15/22	100,000	103,438
General Mills, Inc.
5.650%, 2/15/19	100,000	111,058
2.200%, 10/21/19	250,000	255,802
J.M. Smucker Co.
3.000%, 3/15/22	180,000	188,792
Kellogg Co.
3.250%, 5/21/18	200,000	207,112
Kraft Heinz Foods Co.
5.375%, 2/10/20	104,000	117,148
2.800%, 7/2/20§	250,000	259,436
Mead Johnson Nutrition Co.
4.125%, 11/15/25	100,000	109,228
Tyson Foods, Inc.
2.650%, 8/15/19	250,000	257,014
4.500%, 6/15/22	100,000	111,914

		1,720,942

Household Products (0.1%)
Clorox Co.
3.050%, 9/15/22	150,000	156,595
3.500%, 12/15/24	100,000	107,490
Colgate-Palmolive Co.
1.500%, 11/1/18	150,000	152,235
Kimberly-Clark Corp.
6.125%, 8/1/17	50,000	52,839
3.625%, 8/1/20	50,000	54,451
Procter & Gamble Co.
4.700%, 2/15/19	350,000	383,422

		907,032

Tobacco (0.1%)
Altria Group, Inc.
9.250%, 8/6/19	45,000	55,400
2.625%, 1/14/20	200,000	207,584
2.850%, 8/9/22	200,000	208,408
4.000%, 1/31/24	100,000	112,168

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Philip Morris International, Inc.
5.650%, 5/16/18	$63,000	$68,483
2.500%, 8/22/22	100,000	102,775
3.600%, 11/15/23	50,000	54,698

		809,516

Total Consumer Staples		10,030,574

Energy (3.1%)
Energy Equipment & Services (0.6%)
Halliburton Co.
2.000%, 8/1/18	100,000	100,627
3.250%, 11/15/21	100,000	103,861
3.800%, 11/15/25	30,000	31,351
Nabors Industries, Inc.
6.150%, 2/15/18	290,000	298,156
National Oilwell Varco, Inc.
2.600%, 12/1/22	150,000	139,356
Weatherford International Ltd.
7.750%, 6/15/21 (x)	4,000,000	3,909,200
8.250%, 6/15/23 (x)	2,400,000	2,268,000

		6,850,551

Oil, Gas & Consumable Fuels (2.5%)
Anadarko Petroleum Corp.
3.450%, 7/15/24	150,000	146,761
Antero Resources Corp.
5.375%, 11/1/21	2,100,000	2,052,750
Bill Barrett Corp.
7.625%, 10/1/19	4,500,000	3,667,500
7.000%, 10/15/22	500,000	361,250
BP Capital Markets plc
1.375%, 5/10/18	250,000	250,469
2.315%, 2/13/20	200,000	204,614
4.500%, 10/1/20	100,000	110,871
3.814%, 2/10/24	250,000	268,209
Chesapeake Energy Corp.
7.250%, 12/15/18	3,000,000	2,595,000
8.000%, 12/15/22§	2,440,000	2,074,000
Chevron Corp.
1.345%, 11/15/17	250,000	251,221
1.790%, 11/16/18	350,000	354,840
2.193%, 11/15/19	35,000	35,936
2.355%, 12/5/22	150,000	152,231
2.954%, 5/16/26	250,000	258,271
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	200,000	199,046
ConocoPhillips Co.
2.875%, 11/15/21	120,000	122,400
2.400%, 12/15/22 (x)	150,000	147,818
Denbury Resources, Inc.
9.000%, 5/15/21§	300,000	300,000
Devon Energy Corp.
4.000%, 7/15/21	100,000	101,000
Ecopetrol S.A.
7.625%, 7/23/19	50,000	57,140
Enable Midstream Partners LP
3.900%, 5/15/24	150,000	133,739
Enbridge Energy Partners LP
5.875%, 10/15/25 (x)	100,000	110,006
Energy Transfer Equity LP
5.500%, 6/1/27	1,500,000	1,410,000
Energy Transfer Partners LP
4.650%, 6/1/21	$150,000	$154,833
3.600%, 2/1/23	100,000	95,902
4.050%, 3/15/25	100,000	98,380
Enterprise Products Operating LLC
2.550%, 10/15/19	100,000	102,768
3.350%, 3/15/23	150,000	154,119
EOG Resources, Inc.
5.625%, 6/1/19	15,000	16,576
4.100%, 2/1/21	100,000	108,054
4.150%, 1/15/26	150,000	164,470
EQT Corp.
4.875%, 11/15/21	50,000	53,247
Exxon Mobil Corp.
1.305%, 3/6/18	250,000	251,787
2.397%, 3/6/22	150,000	153,306
3.176%, 3/15/24	150,000	161,738
Husky Energy, Inc.
4.000%, 4/15/24	50,000	50,813
Kinder Morgan Energy Partners LP
6.850%, 2/15/20	325,000	357,764
4.300%, 5/1/24	150,000	151,083
Kinder Morgan, Inc.
2.000%, 12/1/17	350,000	348,179
5.625%, 11/15/23§	2,300,000	2,461,667
7.750%, 1/15/32	1,700,000	1,906,919
Marathon Oil Corp.
2.800%, 11/1/22	100,000	90,410
Marathon Petroleum Corp.
5.125%, 3/1/21	50,000	54,753
3.625%, 9/15/24	150,000	146,478
MPLX LP
4.875%, 6/1/25§	100,000	97,702
NGL Energy Partners LP/NGL Energy Finance Corp.
6.875%, 10/15/21	1,000,000	881,875
NGPL PipeCo LLC
7.119%, 12/15/17§	925,000	962,000
Noble Energy, Inc.
4.150%, 12/15/21	150,000	157,943
Occidental Petroleum Corp.
2.700%, 2/15/23	200,000	202,023
ONEOK Partners LP
8.625%, 3/1/19	100,000	112,645
Petroleos Mexicanos
5.750%, 3/1/18	300,000	313,473
3.500%, 7/18/18	200,000	201,550
4.875%, 1/24/22	250,000	255,598
4.250%, 1/15/25	100,000	96,300
Plains All American Pipeline LP/Plains All American Finance Corp.
6.500%, 5/1/18	40,000	42,405
3.850%, 10/15/23	100,000	96,786
Sanchez Energy Corp.
7.750%, 6/15/21	2,800,000	2,373,000
Statoil ASA
3.125%, 8/17/17	250,000	256,046
5.250%, 4/15/19	25,000	27,481
2.900%, 11/8/20	200,000	208,595
2.750%, 11/10/21	150,000	155,631

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Suncor Energy, Inc.
6.100%, 6/1/18	$165,000	$177,397
Sunoco Logistics Partners Operations LP
4.250%, 4/1/24	150,000	150,140
Total Capital International S.A.
2.700%, 1/25/23	200,000	206,497
Total Capital S.A.
4.125%, 1/28/21	250,000	275,695
TransCanada PipeLines Ltd.
7.125%, 1/15/19	118,000	133,143
3.800%, 10/1/20	100,000	106,005
4.875%, 1/15/26	120,000	137,128
Valero Energy Corp.
6.125%, 2/1/20	150,000	167,894
W&T Offshore, Inc.
8.500%, 6/15/19	3,100,000	775,000
Williams Partners LP
5.250%, 3/15/20	100,000	102,666
4.125%, 11/15/20	100,000	98,241
4.300%, 3/4/24	150,000	142,905

		31,362,082

Total Energy		38,212,633

Financials (6.0%)
Banks (3.9%)
Australia & New Zealand Banking Group Ltd./New York
2.250%, 6/13/19	250,000	255,266
Bank of America Corp.
6.400%, 8/28/17	150,000	158,176
5.650%, 5/1/18	550,000	588,371
2.600%, 1/15/19	250,000	255,662
7.625%, 6/1/19	250,000	289,397
2.250%, 4/21/20	300,000	301,539
5.700%, 1/24/22	100,000	115,780
3.300%, 1/11/23	150,000	154,495
4.125%, 1/22/24	100,000	107,606
4.000%, 4/1/24	350,000	373,154
4.000%, 1/22/25	250,000	255,166
6.100%, 3/17/25 (l)(y)	1,000,000	1,015,000
Bank of Montreal
2.375%, 1/25/19	50,000	51,354
Bank of Nova Scotia
1.300%, 7/21/17	250,000	250,467
2.050%, 6/5/19	250,000	254,610
Barclays Bank plc
5.140%, 10/14/20	100,000	106,322
Barclays plc
2.750%, 11/8/19	250,000	248,238
4.375%, 1/12/26	200,000	201,659
BB&T Corp.
2.050%, 6/19/18	200,000	203,328
2.450%, 1/15/20	300,000	308,757
BNP Paribas S.A.
2.700%, 8/20/18	100,000	102,542
3.250%, 3/3/23	100,000	104,584
4.250%, 10/15/24 (x)	200,000	204,499
Citigroup, Inc.
1.850%, 11/24/17	250,000	251,490
1.750%, 5/1/18	250,000	250,831
2.050%, 12/7/18	350,000	352,912
2.550%, 4/8/19	100,000	102,087
5.875%, 3/27/20 (l)(y)	$4,000,000	$3,810,000
5.950%, 8/15/20 (l)(y)	3,000,000	2,902,500
3.875%, 10/25/23	150,000	160,415
6.300%, 5/15/24 (l)(y)	4,500,000	4,437,900
3.300%, 4/27/25	345,000	353,669
3.400%, 5/1/26	200,000	204,732
Commonwealth Bank of Australia/New York
2.250%, 3/13/19	250,000	254,683
Cooperatieve Rabobank UA
4.500%, 1/11/21	75,000	83,176
3.875%, 2/8/22	75,000	81,277
4.375%, 8/4/25	250,000	261,221
Cooperatieve Rabobank UA/New York
2.250%, 1/14/19	250,000	254,816
Credit Suisse Group Funding Guernsey Ltd.
3.125%, 12/10/20§	250,000	248,782
Discover Bank/Delaware
3.200%, 8/9/21 (x)	250,000	255,697
Fifth Third Bancorp
2.300%, 3/1/19	125,000	128,118
Fifth Third Bank/Ohio
3.850%, 3/15/26	200,000	211,442
HSBC Holdings plc
5.100%, 4/5/21	100,000	110,218
4.000%, 3/30/22	100,000	105,214
4.250%, 3/14/24	200,000	202,288
4.300%, 3/8/26	250,000	263,891
Huntington National Bank
2.200%, 4/1/19	250,000	252,004
Industrial & Commercial Bank of China Ltd./New York
3.231%, 11/13/19	250,000	259,526
Intesa Sanpaolo S.p.A.
3.875%, 1/16/18	200,000	204,937
JPMorgan Chase & Co.
6.000%, 1/15/18	250,000	267,531
7.900%, 4/30/18 (l)(y)	9,468,000	9,657,360
1.625%, 5/15/18	250,000	251,252
2.250%, 1/23/20	150,000	151,922
4.250%, 10/15/20	200,000	217,767
4.500%, 1/24/22	250,000	275,050
3.250%, 9/23/22	100,000	104,308
3.200%, 1/25/23	150,000	155,694
5.150%, 5/1/23 (l)(y)	2,000,000	1,940,000
2.700%, 5/18/23	200,000	201,321
3.625%, 5/13/24	250,000	265,521
3.125%, 1/23/25	150,000	153,483
KeyCorp
2.900%, 9/15/20	100,000	103,288
5.100%, 3/24/21	50,000	56,264
KfW
1.000%, 6/11/18	250,000	250,650
1.125%, 8/6/18	750,000	753,527
4.875%, 6/17/19	250,000	278,431
1.500%, 4/20/20	250,000	252,682
2.750%, 9/8/20	150,000	159,770
1.625%, 3/15/21	250,000	253,403
1.500%, 6/15/21	500,000	503,143
2.625%, 1/25/22	300,000	319,046
2.125%, 1/17/23	250,000	258,397
Landwirtschaftliche Rentenbank
0.875%, 9/12/17	350,000	350,717

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Lloyds Bank plc
2.350%, 9/5/19	$200,000	$200,912
2.400%, 3/17/20	200,000	201,743
6.375%, 1/21/21	100,000	116,884
Lloyds Banking Group plc
4.650%, 3/24/26	200,000	202,642
Manufacturers & Traders Trust Co.
1.400%, 7/25/17	250,000	251,000
Mitsubishi UFJ Financial Group, Inc.
3.850%, 3/1/26	200,000	218,213
MUFG Americas Holdings Corp.
3.000%, 2/10/25	50,000	50,872
MUFG Union Bank N.A.
2.250%, 5/6/19	250,000	254,209
PNC Bank N.A.
2.250%, 7/2/19	250,000	256,195
PNC Financial Services Group, Inc.
3.900%, 4/29/24	250,000	269,758
PNC Funding Corp.
5.125%, 2/8/20	100,000	111,910
Royal Bank of Canada
2.200%, 7/27/18	250,000	254,818
2.500%, 1/19/21	150,000	155,103
Santander Holdings USA, Inc.
2.650%, 4/17/20	120,000	119,934
Santander UK plc
3.050%, 8/23/18	100,000	102,374
2.350%, 9/10/19	250,000	251,440
Sumitomo Mitsui Banking Corp.
2.450%, 1/10/19	250,000	255,160
2.650%, 7/23/20	250,000	257,796
SunTrust Banks, Inc./Georgia
2.350%, 11/1/18	150,000	152,512
Svenska Handelsbanken AB
2.250%, 6/17/19	250,000	255,397
Toronto-Dominion Bank
1.400%, 4/30/18	250,000	251,376
2.250%, 11/5/19	150,000	153,723
U.S. Bancorp
2.200%, 4/25/19	150,000	153,845
2.950%, 7/15/22	150,000	156,833
U.S. Bank N.A./Ohio
2.125%, 10/28/19	250,000	256,560
Wells Fargo & Co.
5.625%, 12/11/17	250,000	265,737
2.150%, 1/15/19	150,000	153,006
2.600%, 7/22/20	105,000	108,116
2.550%, 12/7/20	350,000	359,308
3.500%, 3/8/22	100,000	107,297
3.450%, 2/13/23	100,000	103,558
4.125%, 8/15/23	100,000	107,390
5.900%, 6/15/24 (l)(y)	1,200,000	1,233,000
3.300%, 9/9/24	250,000	263,008
3.000%, 4/22/26	200,000	203,445
Westpac Banking Corp.
2.000%, 8/14/17	200,000	202,000
1.500%, 12/1/17	150,000	150,755
2.250%, 7/30/18	250,000	254,317

		47,512,471

Capital Markets (0.6%)
Ameriprise Financial, Inc.
5.300%, 3/15/20	$100,000	$112,575
Bank of New York Mellon Corp.
2.600%, 8/17/20	200,000	207,720
4.150%, 2/1/21	100,000	110,718
3.550%, 9/23/21	100,000	108,635
Charles Schwab Corp.
3.225%, 9/1/22	100,000	106,520
Credit Suisse AG/New York
5.400%, 1/14/20	100,000	108,595
4.375%, 8/5/20	250,000	271,787
3.625%, 9/9/24	250,000	258,826
Deutsche Bank AG
3.375%, 5/12/21	200,000	199,756
Deutsche Bank AG/London
6.000%, 9/1/17	150,000	156,964
2.500%, 2/13/19 (x)	150,000	149,928
Goldman Sachs Group, Inc.
6.150%, 4/1/18	600,000	646,206
2.900%, 7/19/18	150,000	153,920
2.550%, 10/23/19	250,000	255,407
2.750%, 9/15/20	45,000	45,958
5.750%, 1/24/22	250,000	289,344
3.625%, 1/22/23	150,000	158,026
4.000%, 3/3/24	250,000	267,719
4.250%, 10/21/25	200,000	205,677
Jefferies Group LLC
5.125%, 4/13/18	100,000	104,573
8.500%, 7/15/19 (x)	75,000	86,086
Morgan Stanley
1.875%, 1/5/18	100,000	100,549
6.625%, 4/1/18	250,000	270,821
7.300%, 5/13/19	200,000	229,606
2.375%, 7/23/19	150,000	152,331
2.800%, 6/16/20	140,000	142,969
5.550%, 7/15/20 (l)(y)	700,000	690,550
5.750%, 1/25/21	250,000	284,838
4.875%, 11/1/22	100,000	109,380
3.750%, 2/25/23	100,000	105,975
4.100%, 5/22/23	100,000	103,463
3.875%, 4/29/24	100,000	107,146
3.700%, 10/23/24	150,000	156,774
3.875%, 1/27/26	200,000	212,199
State Street Corp.
4.375%, 3/7/21	150,000	166,607
3.300%, 12/16/24	95,000	101,653
TD Ameritrade Holding Corp.
2.950%, 4/1/22	250,000	259,399
UBS AG/Connecticut
2.350%, 3/26/20	250,000	256,314

		7,455,514

Consumer Finance (0.5%)
American Express Co.
1.550%, 5/22/18	150,000	150,678
2.650%, 12/2/22	212,000	214,695
3.625%, 12/5/24	150,000	154,337
American Honda Finance Corp.
2.450%, 9/24/20	250,000	259,035
Capital One Financial Corp.
4.750%, 7/15/21	100,000	111,201
3.500%, 6/15/23	200,000	205,994

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Caterpillar Financial Services Corp.
7.150%, 2/15/19	$135,000	$154,990
2.100%, 6/9/19	250,000	256,656
Discover Financial Services
3.850%, 11/21/22	100,000	103,250
Ford Motor Credit Co. LLC
2.375%, 3/12/19	250,000	253,608
5.875%, 8/2/21	200,000	229,829
4.134%, 8/4/25	200,000	214,403
General Motors Financial Co., Inc.
2.400%, 4/10/18	75,000	75,555
3.700%, 11/24/20	165,000	169,026
4.000%, 1/15/25	250,000	252,950
HSBC Finance Corp.
6.676%, 1/15/21	250,000	280,265
John Deere Capital Corp.
2.050%, 3/10/20	100,000	101,905
OneMain Financial Holdings LLC
7.250%, 12/15/21§	2,500,000	2,387,500
Synchrony Financial
3.000%, 8/15/19	250,000	254,767
3.750%, 8/15/21	75,000	77,807
Toyota Motor Credit Corp.
2.150%, 3/12/20 (x)	180,000	184,664
2.750%, 5/17/21	250,000	262,861

		6,355,976

Diversified Financial Services (0.4%)
Argos Merger Sub, Inc.
7.125%, 3/15/23§	600,000	618,000
Bear Stearns Cos. LLC
6.400%, 10/2/17	155,000	164,744
Berkshire Hathaway, Inc.
2.750%, 3/15/23	95,000	98,227
3.125%, 3/15/26	200,000	209,984
Boeing Capital Corp.
4.700%, 10/27/19	100,000	111,463
First Eagle Investment Management, LLC
4.750%, 11/30/22	1,990,000	1,951,858
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20§	283,000	291,382
Intercontinental Exchange, Inc.
2.750%, 12/1/20	40,000	42,026
4.000%, 10/15/23	100,000	108,531
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	456,000	482,061
Leucadia National Corp.
5.500%, 10/18/23	100,000	101,250
Moody’s Corp.
4.500%, 9/1/22	50,000	55,917
National Rural Utilities Cooperative Finance Corp.
2.300%, 11/15/19	200,000	205,648
S&P Global, Inc.
3.300%, 8/14/20	50,000	52,477
Shell International Finance B.V.
2.375%, 8/21/22	250,000	255,915
3.400%, 8/12/23	100,000	106,469
3.250%, 5/11/25	140,000	146,706
Stena International S.A.
5.750%, 3/1/24§	600,000	498,000
Voya Financial, Inc.
2.900%, 2/15/18	$77,000	$78,095

		5,578,753

Insurance (0.2%)
Allstate Corp.
3.150%, 6/15/23	100,000	105,672
American International Group, Inc.
3.375%, 8/15/20	150,000	157,398
3.300%, 3/1/21	55,000	57,106
3.900%, 4/1/26	200,000	205,391
Aon Corp.
5.000%, 9/30/20	50,000	55,779
Berkshire Hathaway Finance Corp.
4.250%, 1/15/21	100,000	111,176
Chubb INA Holdings, Inc.
3.350%, 5/15/24	250,000	264,682
CNA Financial Corp.
5.875%, 8/15/20	100,000	112,887
Hartford Financial Services Group, Inc.
5.500%, 3/30/20	150,000	168,998
Lincoln National Corp.
8.750%, 7/1/19	100,000	118,726
4.850%, 6/24/21	50,000	55,157
Marsh & McLennan Cos., Inc.
4.800%, 7/15/21	150,000	166,777
MetLife, Inc.
4.750%, 2/8/21	100,000	111,697
3.600%, 4/10/24	250,000	263,590
Progressive Corp.
3.750%, 8/23/21	50,000	54,896
Prudential Financial, Inc.
7.375%, 6/15/19	200,000	231,851
5.875%, 9/15/42 (l)	150,000	161,250
Reinsurance Group of America, Inc.
4.700%, 9/15/23	100,000	108,700
Travelers Cos., Inc.
5.750%, 12/15/17	65,000	69,305

		2,581,038

Real Estate Investment Trusts (REITs) (0.3%)
American Tower Corp.
5.050%, 9/1/20	75,000	83,260
3.500%, 1/31/23	150,000	154,772
AvalonBay Communities, Inc.
2.950%, 9/15/22	100,000	102,948
Boston Properties LP
5.625%, 11/15/20	70,000	80,460
3.850%, 2/1/23	100,000	106,817
Corporate Office Properties LP
5.250%, 2/15/24	150,000	158,982
Crown Castle International Corp.
4.450%, 2/15/26	250,000	271,262
ERP Operating LP
4.625%, 12/15/21	150,000	169,923
Essex Portfolio LP
3.875%, 5/1/24	250,000	267,503
HCP, Inc.
5.375%, 2/1/21	150,000	168,407
3.875%, 8/15/24	150,000	151,215

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Liberty Property LP
4.125%, 6/15/22	$100,000	$105,856
National Retail Properties, Inc.
3.900%, 6/15/24	250,000	263,324
Prologis LP
3.350%, 2/1/21	100,000	106,399
Realty Income Corp.
3.250%, 10/15/22	150,000	153,817
Senior Housing Properties Trust
3.250%, 5/1/19	150,000	150,680
Simon Property Group LP
5.650%, 2/1/20	300,000	339,143
3.500%, 9/1/25	150,000	162,026
Ventas Realty LP/Ventas Capital Corp.
4.750%, 6/1/21	100,000	111,635
4.250%, 3/1/22	100,000	107,948
Welltower, Inc.
4.700%, 9/15/17	100,000	103,729
4.000%, 6/1/25	150,000	157,627

		3,477,733

Real Estate Management & Development (0.1%)
Algeco Scotsman Global Finance plc
8.500%, 10/15/18§	1,000,000	803,750

Thrifts & Mortgage Finance (0.0%)
BPCE S.A.
2.500%, 7/15/19	250,000	256,881

Total Financials		74,022,116

Health Care (3.3%)
Biotechnology (0.1%)
Amgen, Inc.
3.450%, 10/1/20	150,000	160,213
2.700%, 5/1/22	110,000	113,083
3.625%, 5/22/24	250,000	268,082
Biogen, Inc.
4.050%, 9/15/25	40,000	43,194
Celgene Corp.
2.300%, 8/15/18	100,000	101,951
3.950%, 10/15/20	100,000	107,758
3.875%, 8/15/25	250,000	266,877
Gilead Sciences, Inc.
4.400%, 12/1/21	100,000	112,715
3.250%, 9/1/22	40,000	42,665
3.700%, 4/1/24	100,000	108,147

		1,324,685

Health Care Equipment & Supplies (0.4%)
Abbott Laboratories
2.550%, 3/15/22	175,000	178,588
Becton Dickinson and Co.
2.675%, 12/15/19	250,000	256,618
3.875%, 5/15/24	150,000	163,167
3.734%, 12/15/24	25,000	26,852
Boston Scientific Corp.
2.650%, 10/1/18	100,000	102,357
3.850%, 5/15/25	150,000	158,792
Covidien International Finance S.A.
6.000%, 10/15/17	187,000	198,918
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC
5.750%, 8/1/22§	$2,500,000	$2,359,375
5.500%, 4/15/25§	1,000,000	889,600
Medtronic, Inc.
4.125%, 3/15/21	100,000	110,106
3.150%, 3/15/22	80,000	85,095
Stryker Corp. 3.375%, 5/15/24	150,000	158,201
Zimmer Biomet Holdings, Inc. 3.150%, 4/1/22	200,000	205,023

		4,892,692

Health Care Providers & Services (1.5%)
Aetna, Inc.
2.750%, 11/15/22	150,000	152,543
3.500%, 11/15/24	150,000	158,171
AmerisourceBergen Corp. 3.400%, 5/15/24	150,000	158,466
Anthem, Inc.
2.250%, 8/15/19	225,000	227,046
3.125%, 5/15/22	150,000	155,159
Cardinal Health, Inc. 3.200%, 6/15/22	50,000	52,870
CHS/Community Health Systems, Inc.
8.000%, 11/15/19 (x)	2,500,000	2,447,000
7.125%, 7/15/20 (x)	2,500,000	2,318,500
6.875%, 2/1/22	1,800,000	1,575,000
Cigna Corp. 4.500%, 3/15/21	150,000	165,102
DaVita HealthCare Partners, Inc. 5.125%, 7/15/24	1,100,000	1,112,210
Express Scripts Holding Co. 4.750%, 11/15/21	150,000	167,390
HCA, Inc.
7.500%, 2/15/22	3,200,000	3,638,400
5.875%, 5/1/23	1,500,000	1,593,750
Laboratory Corp. of America Holdings
2.500%, 11/1/18	150,000	152,604
3.200%, 2/1/22	75,000	77,384
McKesson Corp. 3.796%, 3/15/24	100,000	108,796
Medco Health Solutions, Inc. 4.125%, 9/15/20	100,000	107,642
Tenet Healthcare Corp. 8.125%, 4/1/22	3,000,000	3,066,900
UnitedHealth Group, Inc.
1.400%, 12/15/17	200,000	201,242
6.000%, 2/15/18	300,000	323,379
2.875%, 12/15/21	65,000	68,382
3.750%, 7/15/25	150,000	164,468

		18,192,404

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc. 3.875%, 7/15/23	100,000	105,546
Life Technologies Corp. 5.000%, 1/15/21	100,000	110,882

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Thermo Fisher Scientific, Inc.
2.400%, 2/1/19	$250,000	$254,184
3.600%, 8/15/21	50,000	53,059
3.300%, 2/15/22	100,000	103,444

		627,115

Pharmaceuticals (1.2%)
AbbVie, Inc.
2.000%, 11/6/18	150,000	151,656
2.900%, 11/6/22	200,000	202,983
3.600%, 5/14/25	185,000	193,278
Actavis Funding SCS
3.450%, 3/15/22	250,000	259,688
3.800%, 3/15/25	250,000	260,645
Actavis, Inc. 3.250%, 10/1/22	150,000	152,542
AstraZeneca plc 5.900%, 9/15/17	63,000	66,718
Bristol-Myers Squibb Co. 2.000%, 8/1/22	100,000	101,375
Endo Finance LLC 5.750%, 1/15/22 (b)§	1,000,000	901,200
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	185,000	200,356
2.800%, 3/18/23	100,000	105,248
Johnson & Johnson
2.450%, 12/5/21	150,000	158,794
2.050%, 3/1/23	35,000	35,825
3.375%, 12/5/23	100,000	111,235
Merck & Co., Inc.
1.300%, 5/18/18	250,000	252,276
1.850%, 2/10/20	250,000	255,478
2.350%, 2/10/22	45,000	46,589
2.400%, 9/15/22	150,000	154,499
Novartis Capital Corp. 3.400%, 5/6/24	100,000	109,291
Novartis Securities Investment Ltd.
5.125%, 2/10/19	250,000	275,721
Pfizer, Inc.
4.650%, 3/1/18	50,000	53,156
6.200%, 3/15/19	100,000	112,825
2.100%, 5/15/19	250,000	255,987
3.400%, 5/15/24	100,000	109,674
Sanofi S.A.
1.250%, 4/10/18	250,000	251,275
4.000%, 3/29/21	75,000	82,773
Teva Pharmaceutical Finance Co. B.V.
2.950%, 12/18/22	79,000	79,647
Valeant Pharmaceuticals International, Inc.
5.875%, 5/15/23§	2,100,000	1,695,750
6.125%, 4/15/25§	1,600,000	1,283,040
Vizient, Inc.
10.375%, 3/1/24§	3,000,000	3,223,125
Vizient, Inc., Term Loan B
6.250%, 2/8/23	3,990,000	4,003,299
Zoetis, Inc.
3.250%, 2/1/23	150,000	153,232

		15,299,180

Total Health Care		40,336,076

Industrials (1.4%)
Aerospace & Defense (0.3%)
Bombardier, Inc. 7.500%, 3/15/25§	$1,000,000	$867,500
General Dynamics Corp. 3.875%, 7/15/21	100,000	110,391
Honeywell International, Inc. 5.300%, 3/1/18	85,000	91,034
Lockheed Martin Corp.
4.250%, 11/15/19	150,000	163,892
3.550%, 1/15/26	150,000	163,669
Northrop Grumman Corp. 3.500%, 3/15/21	100,000	107,239
Precision Castparts Corp. 2.500%, 1/15/23	75,000	77,555
Raytheon Co. 6.400%, 12/15/18	50,000	56,261
Textron, Inc. 4.300%, 3/1/24	100,000	107,708
TransDigm, Inc.
6.000%, 7/15/22	700,000	703,640
6.500%, 7/15/24	1,500,000	1,507,500
United Technologies Corp.
6.125%, 2/1/19	233,000	261,111
3.100%, 6/1/22	50,000	53,301

		4,270,801

Air Freight & Logistics (0.5%)
FedEx Corp.
2.300%, 2/1/20	85,000	86,779
2.625%, 8/1/22	50,000	51,130
United Parcel Service, Inc.
5.500%, 1/15/18	60,000	64,544
3.125%, 1/15/21	200,000	214,943
XPO Logistics, Inc.
5.500%, 10/27/21	995,000	995,000
6.500%, 6/15/22 (x)§	5,000,000	4,769,000

		6,181,396

Airlines (0.0%)
American Airlines, Inc., Series 2013-2 A
4.950%, 1/15/23	168,031	182,314

Commercial Services & Supplies (0.1%)
Pitney Bowes, Inc. 4.625%, 3/15/24	100,000	105,380
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.250%, 5/15/23§	1,000,000	1,060,000
Republic Services, Inc. 5.250%, 11/15/21	100,000	115,636

		1,281,016

Construction & Engineering (0.0%)
ABB Finance USA, Inc. 2.875%, 5/8/22	150,000	157,312

Electrical Equipment (0.0%)
Eaton Corp. 2.750%, 11/2/22	150,000	153,845

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Emerson Electric Co. 2.625%, 2/15/23	$150,000	$154,699

		308,544

Industrial Conglomerates (0.1%)
Danaher Corp. 3.900%, 6/23/21	50,000	55,305
General Electric Co.
4.625%, 1/7/21	101,000	114,351
3.150%, 9/7/22	100,000	107,230
2.700%, 10/9/22	250,000	261,380
3.100%, 1/9/23	150,000	160,026
Koninklijke Philips N.V. 3.750%, 3/15/22	100,000	107,388
Pentair Finance S.A. 3.150%, 9/15/22 (x)	150,000	147,703
Roper Technologies, Inc. 3.125%, 11/15/22	100,000	102,368
Tyco Electronics Group S.A. 6.550%, 10/1/17	100,000	106,405

		1,162,156

Machinery (0.1%)
Caterpillar, Inc. 2.600%, 6/26/22	100,000	103,220
Deere & Co.
4.375%, 10/16/19	150,000	165,400
2.600%, 6/8/22	100,000	102,968
Flowserve Corp. 4.000%, 11/15/23	100,000	102,172
Illinois Tool Works, Inc. 3.500%, 3/1/24	150,000	165,359
Ingersoll-Rand Luxembourg Finance S.A. 2.625%, 5/1/20	250,000	253,609
Stanley Black & Decker, Inc. 2.900%, 11/1/22	100,000	104,865

		997,593

Road & Rail (0.1%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	115,000	124,001
3.750%, 4/1/24	25,000	27,717
3.400%, 9/1/24	250,000	271,929
Canadian National Railway Co. 5.550%, 5/15/18	48,000	51,813
CSX Corp. 7.375%, 2/1/19	100,000	114,937
Norfolk Southern Corp. 5.900%, 6/15/19	40,000	44,932
Ryder System, Inc. 2.500%, 5/11/20	65,000	65,516
Union Pacific Corp.
5.700%, 8/15/18	100,000	109,593
3.250%, 8/15/25	150,000	162,533

		972,971

Trading Companies & Distributors (0.2%)
Air Lease Corp. 3.875%, 4/1/21 (x)	150,000	156,094
GATX Corp. 2.375%, 7/30/18	$150,000	$150,922
United Rentals North America, Inc.
5.750%, 11/15/24 (x)	1,500,000	1,508,400

		1,815,416

Total Industrials		17,329,519

Information Technology (2.4%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
4.450%, 1/15/20	250,000	276,434
3.625%, 3/4/24	150,000	167,335
Harris Corp. 2.700%, 4/27/20	150,000	151,894
Juniper Networks, Inc. 4.600%, 3/15/21	50,000	53,433
Motorola Solutions, Inc. 3.500%, 9/1/21	250,000	253,409

		902,505

Electronic Equipment, Instruments & Components (0.0%)
Amphenol Corp. 2.550%, 1/30/19	100,000	101,596

Internet Software & Services (0.0%)
Alibaba Group Holding Ltd. 2.500%, 11/28/19	250,000	252,153
eBay, Inc.
2.200%, 8/1/19	150,000	151,771
3.250%, 10/15/20	50,000	52,418
2.600%, 7/15/22	100,000	98,413

		554,755

IT Services (0.7%)
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26	55,000	55,403
Computer Sciences Corp. 4.450%, 9/15/22 (x)	100,000	105,870
Fidelity National Information Services, Inc.
3.500%, 4/15/23	100,000	103,506
5.000%, 10/15/25	200,000	226,792
First Data Corp. 7.000%, 12/1/23§	5,400,000	5,474,520
Fiserv, Inc. 4.750%, 6/15/21	100,000	110,805
International Business Machines Corp.
5.700%, 9/14/17	350,000	369,825
1.125%, 2/6/18	200,000	200,956
1.950%, 2/12/19 (x)	200,000	204,773
3.375%, 8/1/23	150,000	161,364
3.450%, 2/19/26	150,000	162,657
MasterCard, Inc. 3.375%, 4/1/24	50,000	54,194
Visa, Inc.
2.200%, 12/14/20	350,000	360,446
2.800%, 12/14/22	115,000	121,675
Xerox Corp.
2.750%, 9/1/20	80,000	76,465
4.500%, 5/15/21	150,000	150,798

		7,940,049

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Semiconductors & Semiconductor Equipment (0.2%)
Applied Materials, Inc. 4.300%, 6/15/21	$100,000	$111,353
Intel Corp.
3.300%, 10/1/21	100,000	108,239
2.700%, 12/15/22	150,000	157,087
KLA-Tencor Corp.
3.375%, 11/1/19	250,000	259,157
4.125%, 11/1/21	135,000	144,317
Lam Research Corp. 3.800%, 3/15/25	60,000	62,517
Micron Technology, Inc. 7.500%, 9/15/23§	1,500,000	1,590,000
QUALCOMM, Inc. 3.450%, 5/20/25	150,000	160,411
Texas Instruments, Inc. 1.750%, 5/1/20	150,000	151,963

		2,745,044

Software (0.3%)
Adobe Systems, Inc. 3.250%, 2/1/25	200,000	210,586
Autodesk, Inc. 1.950%, 12/15/17	50,000	50,125
BMC Software Finance, Inc. 8.125%, 7/15/21§	2,500,000	1,851,562
CA, Inc. 2.875%, 8/15/18	200,000	203,877
Microsoft Corp.
1.000%, 5/1/18	200,000	200,667
4.000%, 2/8/21	150,000	166,815
2.375%, 2/12/22	145,000	150,161
2.650%, 11/3/22	110,000	115,206
Oracle Corp.
5.750%, 4/15/18	250,000	270,626
2.250%, 10/8/19	250,000	257,704
2.500%, 5/15/22	150,000	152,626
2.500%, 10/15/22	200,000	204,147
2.400%, 9/15/23	150,000	149,998

		3,984,100

Technology Hardware, Storage & Peripherals (1.1%)
Apple, Inc.
1.000%, 5/3/18	500,000	501,097
2.150%, 2/9/22	150,000	152,061
2.850%, 2/23/23	110,000	115,321
3.450%, 5/6/24	250,000	271,960
3.200%, 5/13/25	115,000	121,304
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
4.420%, 6/15/21§	1,400,000	1,438,637
5.450%, 6/15/23§	1,800,000	1,867,839
6.020%, 6/15/26§	1,195,000	1,246,687
EMC Corp. 1.875%, 6/1/18 (x)	250,000	245,000
Hewlett Packard Enterprise Co. 4.900%, 10/15/25§	250,000	260,790
NetApp, Inc. 2.000%, 12/15/17	150,000	150,715
Seagate HDD Cayman 4.750%, 6/1/23 (x)	75,000	63,375
Western Digital Corp.
7.375%, 4/1/23§	$1,000,000	$1,065,000
10.500%, 4/1/24§	1,000,000	1,067,500
Western Digital Corp., Term Loan 6.250%, 3/16/23	5,000,000	5,010,940

		13,578,226

Total Information Technology		29,806,275

Materials (1.3%)
Chemicals (0.2%)
Agrium, Inc.
3.150%, 10/1/22	50,000	51,165
3.375%, 3/15/25	150,000	153,788
Albemarle Corp. 4.150%, 12/1/24	200,000	210,051
Dow Chemical Co.
8.550%, 5/15/19	150,000	178,432
3.000%, 11/15/22	150,000	155,033
E.I. du Pont de Nemours & Co. 6.000%, 7/15/18	250,000	273,309
Eastman Chemical Co.
2.700%, 1/15/20	250,000	256,955
3.600%, 8/15/22	100,000	105,025
Lubrizol Corp. 8.875%, 2/1/19	55,000	65,463
LyondellBasell Industries N.V. 6.000%, 11/15/21	200,000	234,496
Monsanto Co. 2.750%, 7/15/21	60,000	61,855
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17	200,000	205,128

		1,950,700

Construction Materials (0.1%)
Cemex S.A.B. de C.V. 7.250%, 1/15/21§	1,000,000	1,050,200

Containers & Packaging (0.5%)
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc.
4.625%, 5/15/23§	1,500,000	1,477,500
7.250%, 5/15/24§	2,000,000	2,037,600
International Paper Co. 4.750%, 2/15/22	124,000	138,568
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
5.125%, 7/15/23 (b)§	1,100,000	1,113,750
7.000%, 7/15/24 (b)(x)§	500,000	513,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg)
9.875%, 8/15/19	166,000	170,781
5.750%, 10/15/20	900,000	929,250

		6,381,199

Metals & Mining (0.5%)
Barrick Gold Corp. 4.100%, 5/1/23	48,000	50,677
BHP Billiton Finance USA Ltd.
6.500%, 4/1/19	160,000	181,029

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
3.850%, 9/30/23 (x)	$250,000	$272,731
First Quantum Minerals Ltd. 7.000%, 2/15/21§	1,035,000	828,000
FMG Resources (August 2006) Pty Ltd.
9.750%, 3/1/22 (x)§	4,000,000	4,415,200
Goldcorp, Inc. 2.125%, 3/15/18	100,000	99,358
Newmont Mining Corp. 3.500%, 3/15/22	100,000	103,596
Rio Tinto Finance USA Ltd. 9.000%, 5/1/19	100,000	120,525
Rio Tinto Finance USA plc 3.500%, 3/22/22	97,000	102,082
Vale Overseas Ltd. 4.375%, 1/11/22	150,000	139,185

		6,312,383

Total Materials		15,694,482

Telecommunication Services (3.3%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.
5.500%, 2/1/18	525,000	558,782
3.000%, 2/15/22	100,000	102,508
3.800%, 3/15/22	100,000	106,718
3.000%, 6/30/22	75,000	76,910
4.450%, 4/1/24	150,000	164,439
3.950%, 1/15/25	100,000	106,439
3.400%, 5/15/25	250,000	255,089
British Telecommunications plc 5.950%, 1/15/18	100,000	107,079
CCO Holdings LLC/CCO Holdings Capital Corp. 5.750%, 1/15/24 (x)	1,000,000	1,044,900
Frontier Communications Corp. 10.500%, 9/15/22 (x)	5,000,000	5,300,000
Intelsat Jackson Holdings S.A. 5.500%, 8/1/23	1,000,000	635,000
Neptune Finco Corp. 10.875%, 10/15/25§	1,800,000	2,054,340
Qwest Corp. 6.750%, 12/1/21	100,000	108,190
Telecom Italia S.p.A. 5.303%, 5/30/24§	2,000,000	1,992,500
Telefonica Emisiones S.A.U. 4.570%, 4/27/23	150,000	165,906
Verizon Communications, Inc.
2.550%, 6/17/19	250,000	258,456
3.000%, 11/1/21	250,000	263,042
2.450%, 11/1/22	200,000	202,678
5.150%, 9/15/23	250,000	291,291
Virgin Media Secured Finance plc 5.500%, 1/15/25§	2,000,000	1,975,000
Wind Acquisition Finance S.A. 7.375%, 4/23/21§	1,000,000	950,600

		16,719,867

Wireless Telecommunication Services (1.9%)
Altice Financing S.A. 6.625%, 2/15/23§	1,500,000	1,477,500
America Movil S.A.B. de C.V. 5.000%, 3/30/20	200,000	221,200
Rogers Communications, Inc. 6.800%, 8/15/18	$100,000	$110,551
Sprint Communications, Inc.
9.000%, 11/15/18§	3,400,000	3,612,500
7.000%, 8/15/20	1,000,000	890,000
11.500%, 11/15/21 (x)	2,500,000	2,470,000
Sprint Corp. 7.875%, 9/15/23 (x)	4,700,000	3,854,000
T-Mobile USA, Inc.
6.633%, 4/28/21	5,000,000	5,231,250
6.731%, 4/28/22	5,000,000	5,258,000
Vodafone Group plc
5.450%, 6/10/19	200,000	220,114
2.950%, 2/19/23	150,000	150,431

		23,495,546

Total Telecommunication Services		40,215,413

Utilities (2.0%)
Electric Utilities (0.3%)
Arizona Public Service Co. 3.150%, 5/15/25	150,000	160,048
Commonwealth Edison Co.
6.150%, 9/15/17	144,000	152,871
3.400%, 9/1/21	100,000	108,321
2.550%, 6/15/26	150,000	152,692
Connecticut Light & Power Co. 2.500%, 1/15/23	150,000	152,519
DTE Electric Co. 3.450%, 10/1/20	100,000	107,888
Duke Energy Carolinas LLC 7.000%, 11/15/18	26,000	29,519
Duke Energy Corp.
2.100%, 6/15/18	250,000	252,778
5.050%, 9/15/19	165,000	182,355
Duke Energy Indiana LLC 3.750%, 7/15/20	100,000	108,369
Edison International 3.750%, 9/15/17	100,000	102,962
Entergy Corp. 5.125%, 9/15/20	50,000	55,138
LG&E & KU Energy LLC 3.750%, 11/15/20	100,000	107,010
NextEra Energy Capital Holdings, Inc.
2.700%, 9/15/19	200,000	206,539
Northern States Power Co. 5.250%, 3/1/18	25,000	26,711
2.150%, 8/15/22	100,000	100,685
Oncor Electric Delivery Co. LLC 2.150%, 6/1/19	250,000	254,057
Pacific Gas & Electric Co.
3.500%, 10/1/20	100,000	107,455
3.750%, 2/15/24	100,000	109,300
PPL Capital Funding, Inc.
4.200%, 6/15/22	75,000	82,094
3.950%, 3/15/24	100,000	107,759
Progress Energy, Inc. 4.400%, 1/15/21	100,000	110,402
Public Service Electric & Gas Co.
3.050%, 11/15/24	150,000	159,747

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Southern California Edison Co. 3.875%, 6/1/21	$50,000	$54,941
Southern Co.
2.150%, 9/1/19	150,000	152,790
2.750%, 6/15/20	150,000	155,536
Southwestern Electric Power Co. 6.450%, 1/15/19	100,000	111,175
Virginia Electric & Power Co.
5.950%, 9/15/17	100,000	105,849
3.100%, 5/15/25	200,000	213,415
Wisconsin Electric Power Co. 2.950%, 9/15/21	50,000	52,804
Xcel Energy, Inc. 4.700%, 5/15/20	100,000	110,545

		3,894,274

Gas Utilities (0.2%)
Atmos Energy Corp. 8.500%, 3/15/19	70,000	82,562
Dominion Gas Holdings LLC 3.600%, 12/15/24	150,000	159,131
Sabine Pass Liquefaction LLC 5.750%, 5/15/24	2,000,000	1,985,000

		2,226,693

Independent Power and Renewable Electricity Producers (1.4%)
Calpine Corp.
5.375%, 1/15/23 (x)	3,000,000	2,919,300
5.750%, 1/15/25	6,000,000	5,835,000
Dynegy, Inc. 6.750%, 11/1/19	5,000,000	5,000,000
InterGen N.V. 7.000%, 6/30/23§	5,000,000	3,537,500

		17,291,800

Multi-Utilities (0.1%)
Berkshire Hathaway Energy Co.
5.750%, 4/1/18	70,000	75,434
2.000%, 11/15/18	60,000	60,911
3.750%, 11/15/23	250,000	274,050
Consolidated Edison Co. of New York, Inc.
5.850%, 4/1/18	175,000	189,361
Consumers Energy Co.
2.850%, 5/15/22	50,000	51,994
3.375%, 8/15/23	100,000	107,783
NiSource Finance Corp.
6.400%, 3/15/18	40,000	43,262
6.125%, 3/1/22	100,000	119,316
Puget Energy, Inc. 3.650%, 5/15/25	150,000	154,786
San Diego Gas & Electric Co. 3.600%, 9/1/23	150,000	166,279
Sempra Energy 3.550%, 6/15/24	250,000	262,971

		1,506,147

Total Utilities		24,918,914

Total Corporate Bonds		348,111,534

Government Securities (15.7%)
Foreign Governments (0.5%)
Export-Import Bank of Korea 4.000%, 1/14/24	$250,000	$277,514
Japan Bank for International Cooperation
1.750%, 5/29/19	300,000	303,695
2.750%, 1/21/26	250,000	268,862
Province of British Columbia 2.000%, 10/23/22	200,000	205,721
Province of New Brunswick 2.750%, 6/15/18	50,000	51,692
Province of Ontario
1.100%, 10/25/17	500,000	501,616
2.000%, 9/27/18	250,000	255,444
2.450%, 6/29/22	150,000	156,578
Province of Quebec
2.750%, 8/25/21	200,000	211,349
2.625%, 2/13/23	200,000	210,201
2.875%, 10/16/24	100,000	106,522
Republic of Chile 3.125%, 1/21/26	200,000	208,250
Republic of Colombia
7.375%, 3/18/19	250,000	285,937
4.000%, 2/26/24	200,000	209,000
Republic of Italy 6.875%, 9/27/23	100,000	125,366
Republic of Panama 4.000%, 9/22/24	200,000	213,250
Republic of Peru 7.125%, 3/30/19	260,000	299,000
Republic of Philippines
6.500%, 1/20/20	250,000	290,355
10.625%, 3/16/25	150,000	246,750
Republic of Poland
6.375%, 7/15/19	150,000	170,326
5.000%, 3/23/22	150,000	168,750
4.000%, 1/22/24	100,000	107,926
Republic of South Africa 5.500%, 3/9/20	150,000	162,000
Republic of Turkey
6.750%, 4/3/18	250,000	268,613
7.500%, 11/7/19	200,000	228,000
3.250%, 3/23/23	250,000	242,500
7.375%, 2/5/25	150,000	185,250
United Mexican States
5.125%, 1/15/20 (x)	300,000	333,600
4.000%, 10/2/23	250,000	269,375

		6,563,442

Municipal Bonds (0.1%)
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A, 2.107%, 7/1/18	100,000	101,656
New Jersey Economic Development Authority, State Pension Funding Bonds, Series B, AGM (Zero Coupon), 2/15/20	50,000	46,039

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
State of California Taxable Various Purpose, General Obligation Bonds, Series 2010, 6.650%, 3/1/22	$140,000	$174,142
State of Illinois, General Obligation Bonds, Series 2011, 5.877%, 3/1/19	100,000	108,285

		430,122

Supranational (0.7%)
Asian Development Bank
0.750%, 7/28/17	500,000	499,532
1.750%, 9/11/18	250,000	254,870
1.875%, 4/12/19	250,000	256,539
Council of Europe Development Bank
1.625%, 3/10/20	500,000	509,365
European Bank for Reconstruction & Development
0.750%, 9/1/17	250,000	250,207
1.000%, 6/15/18	250,000	250,588
1.625%, 11/15/18	150,000	152,667
European Investment Bank
1.000%, 8/17/17	500,000	501,502
1.000%, 6/15/18	250,000	250,603
1.125%, 8/15/18	500,000	502,720
1.625%, 12/18/18	150,000	152,311
1.750%, 6/17/19	500,000	509,542
1.625%, 3/16/20	500,000	507,594
4.000%, 2/16/21	200,000	223,604
Inter-American Development Bank
1.000%, 7/14/17	500,000	501,382
1.250%, 10/15/19	250,000	251,705
3.875%, 2/14/20	150,000	164,653
3.000%, 10/4/23	250,000	275,621
International Bank for Reconstruction & Development
1.000%, 6/15/18	500,000	501,978
1.875%, 3/15/19	250,000	256,387
1.625%, 3/9/21	250,000	254,514
2.250%, 6/24/21	500,000	519,862
2.125%, 2/13/23	200,000	207,291
International Finance Corp.
0.875%, 6/15/18	250,000	250,243
1.750%, 9/16/19	250,000	255,767

		8,261,047

U.S. Government Agencies (0.7%)
Federal Home Loan Bank 5.375%, 8/15/24	300,000	384,244
Federal Home Loan Mortgage Corp.
5.125%, 11/17/17	1,390,000	1,474,896
4.875%, 6/13/18	409,000	441,540
1.200%, 10/29/18	1,300,000	1,303,111
1.375%, 5/1/20	1,000,000	1,015,411
2.375%, 1/13/22	1,850,000	1,959,938
Federal National Mortgage Association
0.875%, 5/21/18	1,050,000	1,053,438
1.875%, 9/18/18	600,000	615,163
1.750%, 9/12/19 (x)	200,000	205,646
Tennessee Valley Authority 5.500%, 7/18/17	$500,000	$525,804

		8,979,191

U.S. Treasuries (13.7%)
U.S. Treasury Bonds
8.125%, 8/15/19	1,704,000	2,092,109
8.500%, 2/15/20	592,000	754,586
7.625%, 2/15/25	3,000,000	4,524,463
6.000%, 2/15/26	500,000	704,160
U.S. Treasury Notes
0.500%, 7/31/17	1,700,000	1,699,535
4.750%, 8/15/17	3,900,000	4,082,965
0.625%, 9/30/17	700,000	700,714
1.875%, 9/30/17	2,250,000	2,286,947
0.750%, 10/31/17	3,000,000	3,007,588
4.250%, 11/15/17	730,000	766,785
1.000%, 12/15/17	2,086,000	2,099,048
0.750%, 12/31/17	4,000,000	4,010,918
1.000%, 12/31/17	2,000,000	2,012,813
2.750%, 12/31/17	2,000,000	2,064,404
0.875%, 1/15/18	2,000,000	2,009,229
2.625%, 1/31/18	1,000,000	1,032,075
0.750%, 2/28/18	2,250,000	2,256,526
2.750%, 2/28/18	2,100,000	2,175,325
0.750%, 3/31/18	500,000	501,406
0.875%, 3/31/18	4,500,000	4,522,720
2.875%, 3/31/18	1,600,000	1,663,250
0.625%, 4/30/18	2,000,000	2,001,484
2.625%, 4/30/18	1,800,000	1,866,621
1.000%, 5/31/18	2,000,000	2,015,645
1.375%, 7/31/18	250,000	253,945
1.000%, 9/15/18	600,000	604,922
0.875%, 10/15/18	1,700,000	1,709,148
1.250%, 11/30/18	1,600,000	1,622,859
1.250%, 12/15/18	100,000	101,449
1.500%, 12/31/18	2,290,000	2,337,410
1.250%, 1/31/19	650,000	659,623
1.375%, 2/28/19	500,000	509,116
1.500%, 2/28/19	1,500,000	1,532,359
1.625%, 3/31/19	1,000,000	1,025,205
1.250%, 4/30/19	2,200,000	2,234,547
1.625%, 4/30/19	800,000	820,492
3.125%, 5/15/19	900,000	962,104
1.125%, 5/31/19	1,000,000	1,012,324
1.500%, 5/31/19	4,500,000	4,601,909
1.000%, 6/30/19	1,300,000	1,311,108
1.625%, 6/30/19	500,000	513,438
0.875%, 7/31/19	500,000	502,100
1.625%, 7/31/19	1,000,000	1,027,109
1.000%, 8/31/19	2,500,000	2,519,434
1.625%, 8/31/19	700,000	719,079
1.250%, 10/31/19	200,000	203,174
3.375%, 11/15/19	1,065,000	1,157,335
1.000%, 11/30/19	1,100,000	1,107,187
1.500%, 11/30/19	3,000,000	3,069,814
1.125%, 12/31/19	1,500,000	1,516,289
3.625%, 2/15/20	995,000	1,095,015
1.375%, 2/29/20	800,000	815,102
1.375%, 3/31/20	1,500,000	1,528,389
1.375%, 4/30/20	800,000	815,102

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 5/15/20	$3,450,000	$3,792,204
1.375%, 5/31/20	450,000	458,301
1.625%, 6/30/20	400,000	411,367
1.625%, 7/31/20	800,000	822,719
2.000%, 7/31/20	500,000	521,845
2.625%, 8/15/20	1,825,000	1,951,057
1.375%, 8/31/20	250,000	254,612
1.375%, 9/30/20	1,500,000	1,527,305
2.000%, 9/30/20	1,100,000	1,148,909
1.375%, 10/31/20	1,700,000	1,730,846
1.625%, 11/30/20	1,800,000	1,852,734
2.000%, 11/30/20	1,000,000	1,044,932
1.750%, 12/31/20	3,500,000	3,620,552
3.625%, 2/15/21	850,000	951,278
2.000%, 2/28/21	2,000,000	2,092,324
3.125%, 5/15/21	6,500,000	7,151,269
1.375%, 5/31/21	500,000	509,058
1.125%, 6/30/21	1,300,000	1,306,906
2.125%, 6/30/21	800,000	842,696
2.250%, 7/31/21	500,000	529,834
2.125%, 8/15/21	1,550,000	1,633,312
2.125%, 9/30/21	1,000,000	1,053,857
2.000%, 11/15/21	3,000,000	3,144,873
1.875%, 11/30/21	2,000,000	2,082,676
1.500%, 1/31/22	600,000	612,193
2.000%, 2/15/22	400,000	419,039
1.750%, 3/31/22	2,500,000	2,583,594
1.750%, 4/30/22	1,000,000	1,033,438
1.750%, 5/15/22	1,300,000	1,343,456
2.125%, 6/30/22	1,000,000	1,054,600
2.000%, 7/31/22	1,100,000	1,151,820
1.750%, 9/30/22	1,500,000	1,547,681
2.000%, 11/30/22	1,000,000	1,046,631
1.750%, 1/31/23	900,000	927,703
1.500%, 3/31/23	700,000	710,117
1.750%, 5/15/23	2,000,000	2,063,145
1.625%, 5/31/23	1,000,000	1,022,715
2.500%, 8/15/23	650,000	704,247
2.750%, 11/15/23	1,650,000	1,819,060
2.750%, 2/15/24	450,000	496,806
2.500%, 5/15/24	2,750,000	2,987,295
2.375%, 8/15/24	2,500,000	2,691,211
2.250%, 11/15/24	2,300,000	2,453,520
2.000%, 2/15/25	3,790,000	3,964,954
2.000%, 8/15/25	3,500,000	3,658,696
2.250%, 11/15/25	1,800,000	1,920,375
1.625%, 2/15/26	3,100,000	3,135,026
1.625%, 5/15/26 (x)	200,000	202,453

		168,723,644

Total Government Securities		192,957,446

Total Long-Term Debt Securities (44.5%) (Cost $544,670,371)		546,968,013

	Number of Shares	Value (Note 1)

PREFERRED STOCKS:
Consumer Discretionary (0.0%)
Automobiles (0.0%)
Motors Liquidation Co. 0.000% (b)*†	200,000	—

Total Consumer Discretionary		—

Financials (0.1%)
Capital Markets (0.1%)
Morgan Stanley 6.375% (l)(x)	30,000	$811,500

Total Financials		811,500

Industrials (0.0%)
Air Freight & Logistics (0.0%)
CEVA Holdings LLC 0.000% (b)*†	1,408	418,871

Total Industrials		418,871

Total Preferred Stocks (0.1%) (Cost $2,708,219)		1,230,371

CONVERTIBLE PREFERRED STOCKS:
Financials (1.5%)
Banks (1.0%)
Bank of America Corp. 7.250%	7,210	8,615,950
Wells Fargo & Co. 7.500%	2,500	3,248,000

		11,863,950

Diversified Financial Services (0.4%)
Mandatory Exchangeable Trust 5.750% (b)§	50,000	5,105,500

Real Estate Investment Trusts (REITs) (0.1%)
FelCor Lodging Trust, Inc. 1.950%	50,000	1,259,500

Total Financials		18,228,950

Health Care (0.3%)
Pharmaceuticals (0.3%)
Allergan plc 5.500% (x)	2,000	1,667,240
Teva Pharmaceutical Industries Ltd.
7.000%	2,000	1,654,000

Total Health Care		3,321,240

Industrials (0.0%)
Air Freight & Logistics (0.0%)
CEVA Holdings LLC 0.000% (b)*†	31	13,834

Total Industrials		13,834

Materials (0.1%)
Metals & Mining (0.1%)
Alcoa, Inc. 5.375% (x)	60,000	1,972,200

Total Materials		1,972,200

Utilities (0.6%)
Electric Utilities (0.4%)
NextEra Energy, Inc. 6.371% (x)	75,000	4,858,500

Multi-Utilities (0.2%)
Dominion Resources, Inc. 6.000% (x)	12,500	751,250
6.375%	37,100	1,923,264

		2,674,514

Total Utilities		7,533,014

Total Convertible Preferred Stocks (2.5%) (Cost $26,752,925)		31,069,238

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (4.1%)
Auto Components (0.1%)
BorgWarner, Inc.	2,423	$71,527
Delphi Automotive plc	3,041	190,367
Goodyear Tire & Rubber Co.	3,034	77,852
Johnson Controls, Inc.	7,234	320,177

		659,923

Automobiles (1.4%)
Daimler AG (Registered)	50,000	2,981,787
Ford Motor Co.	640,788	8,054,705
General Motors Co.	204,104	5,776,143
Harley-Davidson, Inc. (x)	1,994	90,328

		16,902,963

Distributors (0.0%)
Genuine Parts Co.	1,669	168,986
LKQ Corp.*	3,415	108,256

		277,242

Diversified Consumer Services (0.0%)
H&R Block, Inc.	2,524	58,052

Hotels, Restaurants & Leisure (0.3%)
Carnival Corp.	4,917	217,331
Chipotle Mexican Grill, Inc.*	326	131,300
Darden Restaurants, Inc.	1,307	82,785
Marriott International, Inc., Class A (x)	2,105	139,898
McDonald’s Corp.	9,842	1,184,386
Royal Caribbean Cruises Ltd.	1,892	127,048
Starbucks Corp.	16,418	937,796
Starwood Hotels & Resorts Worldwide, Inc.	1,879	138,952
Wyndham Worldwide Corp.	1,256	89,465
Wynn Resorts Ltd. (x)	896	81,214
Yum! Brands, Inc.	4,561	378,198

		3,508,373

Household Durables (0.1%)
D.R. Horton, Inc.	3,743	117,830
Garmin Ltd. (x)	1,358	57,606
Harman International Industries, Inc.	768	55,158
Leggett & Platt, Inc.	1,569	80,192
Lennar Corp., Class A	2,074	95,611
Mohawk Industries, Inc.*	718	136,248
Newell Brands, Inc.	5,092	247,318
PulteGroup, Inc.	3,486	67,942
Whirlpool Corp.	841	140,144

		998,049

Internet & Catalog Retail (0.4%)
Amazon.com, Inc.*	4,335	3,102,213
Expedia, Inc.	1,318	140,103
Netflix, Inc.*	4,816	440,568
Priceline Group, Inc.*	557	695,364
TripAdvisor, Inc.*	1,295	83,269

		4,461,517

Leisure Products (0.0%)
Hasbro, Inc.	1,247	$104,735
Mattel, Inc.	3,765	117,807

		222,542

Media (0.4%)
CBS Corp. (Non-Voting), Class B	4,638	252,493
Comcast Corp., Class A	27,086	1,765,736
Discovery Communications, Inc., Class A (x)*	4,295	104,798
Interpublic Group of Cos., Inc.	4,442	102,610
News Corp., Class A	5,584	63,768
Omnicom Group, Inc.	2,674	217,904
Scripps Networks Interactive, Inc., Class A	1,080	67,252
TEGNA, Inc.	2,497	57,856
Time Warner, Inc.	8,817	648,402
Twenty-First Century Fox, Inc., Class A	17,119	463,994
Viacom, Inc., Class B	3,915	162,355
Walt Disney Co.	16,713	1,634,866

		5,542,034

Multiline Retail (0.9%)
Dollar General Corp.	3,188	299,672
Dollar Tree, Inc.*	2,620	246,909
Kohl’s Corp.	2,078	78,798
Macy’s, Inc.	3,463	116,391
Nordstrom, Inc. (x)	21,399	814,232
Target Corp.	135,516	9,461,727

		11,017,729

Specialty Retail (0.4%)
Advance Auto Parts, Inc.	829	133,991
AutoNation, Inc.*	807	37,913
AutoZone, Inc.*	333	264,349
Bed Bath & Beyond, Inc.	1,747	75,505
Best Buy Co., Inc.	3,116	95,350
CarMax, Inc. (x)*	2,161	105,954
Foot Locker, Inc.	1,489	81,686
Gap, Inc. (x)	2,463	52,265
Home Depot, Inc.	13,951	1,781,403
L Brands, Inc.	2,843	190,851
Lowe’s Cos., Inc.	9,941	787,029
O’Reilly Automotive, Inc.*	1,085	294,143
Ross Stores, Inc.	4,520	256,239
Signet Jewelers Ltd.	870	71,697
Staples, Inc.	7,378	63,598
Tiffany & Co.	1,227	74,405
TJX Cos., Inc.	7,423	573,278
Tractor Supply Co.	1,488	135,676
Ulta Salon Cosmetics & Fragrance, Inc.*	695	169,330
Urban Outfitters, Inc.*	960	26,400

		5,271,062

Textiles, Apparel & Luxury Goods (0.1%)
Coach, Inc.	3,075	125,276
Hanesbrands, Inc.	4,199	105,521
Michael Kors Holdings Ltd.*	1,986	98,267
NIKE, Inc., Class B	14,933	824,302
PVH Corp.	908	85,561
Ralph Lauren Corp.	620	55,564

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Under Armour, Inc., Class A (x)*	4,198	$160,521
VF Corp.	3,731	229,419

		1,684,431

Total Consumer Discretionary		50,603,917

Consumer Staples (2.6%)
Beverages (1.2%)
Anheuser-Busch InBev S.A./N.V. (ADR)	20,000	2,633,600
Brown-Forman Corp., Class B	1,118	111,532
Coca-Cola Co.	43,605	1,976,615
Constellation Brands, Inc., Class A	1,986	328,484
Dr. Pepper Snapple Group, Inc.	2,091	202,053
Molson Coors Brewing Co., Class B	2,052	207,519
Monster Beverage Corp. (x)*	1,580	253,922
PepsiCo, Inc.	89,180	9,447,729

		15,161,454

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.	4,908	770,752
CVS Health Corp.	12,047	1,153,380
Kroger Co.	10,704	393,800
Sysco Corp.	5,859	297,286
Walgreens Boots Alliance, Inc.	9,689	806,803
Wal-Mart Stores, Inc.	17,122	1,250,249
Whole Foods Market, Inc. (x)	3,567	114,215

		4,786,485

Food Products (0.3%)
Archer-Daniels-Midland Co.	6,556	281,187
Campbell Soup Co.	2,029	134,989
ConAgra Foods, Inc.	4,923	235,369
General Mills, Inc.	6,677	476,204
Hershey Co.	1,563	177,385
Hormel Foods Corp.	2,986	109,287
J.M. Smucker Co.	1,350	205,753
Kellogg Co.	2,814	229,763
Kraft Heinz Co.	6,679	590,958
McCormick & Co., Inc. (Non-Voting)	1,306	139,311
Mead Johnson Nutrition Co.	2,081	188,851
Mondelez International, Inc., Class A	17,391	791,464
Tyson Foods, Inc., Class A	3,368	224,949

		3,785,470

Household Products (0.4%)
Church & Dwight Co., Inc.	1,448	148,985
Clorox Co.	1,445	199,974
Colgate-Palmolive Co.	10,014	733,025
Kimberly-Clark Corp.	4,028	553,769
Procter & Gamble Co.	29,817	2,524,605

		4,160,358

Personal Products (0.0%)
Estee Lauder Cos., Inc., Class A	2,477	225,456

Tobacco (0.3%)
Altria Group, Inc.	21,929	$1,512,224
Philip Morris International, Inc.	17,387	1,768,606
Reynolds American, Inc.	9,238	498,205

		3,779,035

Total Consumer Staples		31,898,258

Energy (5.6%)
Energy Equipment & Services (0.5%)
Baker Hughes, Inc.	4,886	220,505
Diamond Offshore Drilling, Inc. (x)	718	17,469
FMC Technologies, Inc.*	2,494	66,515
Halliburton Co.	77,961	3,530,854
Helmerich & Payne, Inc. (x)	1,236	82,973
National Oilwell Varco, Inc. (x)	4,262	143,416
Schlumberger Ltd.	32,062	2,535,463
Transocean Ltd. (x)	3,918	46,585

		6,643,780

Oil, Gas & Consumable Fuels (5.1%)
Anadarko Petroleum Corp.	50,742	2,702,011
Apache Corp.	4,222	235,039
BP plc (ADR) (x)	200,000	7,102,000
Cabot Oil & Gas Corp.	5,200	133,848
Chesapeake Energy Corp. (x)*	6,776	29,001
Chevron Corp.	136,104	14,267,782
Cimarex Energy Co.	1,051	125,405
Columbia Pipeline Group, Inc.	4,486	114,348
Concho Resources, Inc.*	1,461	174,253
ConocoPhillips Co.	13,876	604,994
Denbury Resources, Inc. (x)*	11,800	42,362
Devon Energy Corp.	5,846	211,917
EOG Resources, Inc.	6,180	515,536
EQT Corp.	1,927	149,208
Exxon Mobil Corp.	46,448	4,354,036
Hess Corp.	2,955	177,595
Kinder Morgan, Inc.	20,419	382,244
Marathon Oil Corp.	9,603	144,141
Marathon Petroleum Corp.	5,906	224,192
Murphy Oil Corp. (x)	1,862	59,118
Newfield Exploration Co.*	2,188	96,666
Noble Energy, Inc.	4,786	171,674
Occidental Petroleum Corp.	50,572	3,821,220
ONEOK, Inc.	2,319	110,037
Phillips 66	5,239	415,662
Pioneer Natural Resources Co.	1,822	275,505
Range Resources Corp. (x)	1,942	83,778
Royal Dutch Shell plc (ADR), Class A	322,300	17,797,406
Southwestern Energy Co.*	4,408	55,453
Spectra Energy Corp.	7,669	280,915
Tesoro Corp.	1,325	99,269
Total S.A. (ADR)	140,000	6,734,000
Valero Energy Corp.	5,249	267,699
Williams Cos., Inc.	7,658	165,643

		62,123,957

Total Energy		68,767,737

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Financials (4.3%)
Banks (2.1%)
Bank of America Corp.	115,217	$1,528,930
BB&T Corp.	9,206	327,826
Citigroup, Inc.	32,896	1,394,461
Citizens Financial Group, Inc.	5,795	115,784
Comerica, Inc.	1,879	77,283
Fifth Third Bancorp	8,740	153,737
Huntington Bancshares, Inc./Ohio	9,207	82,311
JPMorgan Chase & Co.	121,954	7,578,221
KeyCorp	9,405	103,925
M&T Bank Corp.	1,776	209,976
People’s United Financial, Inc.	3,554	52,102
PNC Financial Services Group, Inc.‡	5,592	455,133
Regions Financial Corp.	14,370	122,289
SunTrust Banks, Inc./Georgia	5,629	231,239
U.S. Bancorp	123,223	4,969,584
Wells Fargo & Co.	174,591	8,263,392
Zions Bancorp	2,341	58,829

		25,725,022

Capital Markets (0.4%)
Affiliated Managers Group, Inc.*	609	85,729
Ameriprise Financial, Inc.	1,875	168,469
Bank of New York Mellon Corp.	12,005	466,394
BlackRock, Inc.‡	1,409	482,625
Charles Schwab Corp.	55,409	1,402,402
E*TRADE Financial Corp.*	3,073	72,185
Franklin Resources, Inc.	4,167	139,053
Goldman Sachs Group, Inc.	4,336	644,243
Invesco Ltd.	4,709	120,268
Legg Mason, Inc.	1,140	33,618
Morgan Stanley	52,899	1,374,316
Northern Trust Corp.	2,402	159,156
State Street Corp.	4,464	240,699
T. Rowe Price Group, Inc.	2,768	201,981

		5,591,138

Consumer Finance (0.1%)
American Express Co.	9,059	550,425
Capital One Financial Corp.	5,726	363,658
Discover Financial Services	4,622	247,693
Navient Corp.	3,797	45,374
Synchrony Financial*	9,305	235,231

		1,442,381

Diversified Financial Services (0.4%)
Berkshire Hathaway, Inc., Class B*	20,987	3,038,707
CME Group, Inc./Illinois	3,777	367,880
Intercontinental Exchange, Inc.	1,327	339,659
Leucadia National Corp.	3,867	67,015
Moody’s Corp.	1,890	177,112
Nasdaq, Inc.	1,263	81,678
S&P Global, Inc.	2,961	317,597

		4,389,648

Insurance (0.8%)
Aflac, Inc.	4,634	$334,390
Allstate Corp.	4,222	295,329
American International Group, Inc.	12,560	664,298
Aon plc	2,974	324,850
Arthur J. Gallagher & Co.	1,975	94,010
Assurant, Inc.	690	59,554
Chubb Ltd.	5,204	680,215
Cincinnati Financial Corp.	1,642	122,969
Hartford Financial Services Group, Inc.	4,427	196,470
Lincoln National Corp.	2,705	104,873
Loews Corp.	2,967	121,914
Marsh & McLennan Cos., Inc.	5,816	398,163
MetLife, Inc.	115,077	4,583,517
Principal Financial Group, Inc.	2,992	123,001
Progressive Corp.	6,521	218,454
Prudential Financial, Inc.	4,977	355,059
Torchmark Corp.	1,222	75,544
Travelers Cos., Inc.	3,292	391,880
Unum Group	2,635	83,767
Willis Towers Watson plc	1,542	191,686
XL Group plc	3,185	106,092

		9,526,035

Real Estate Investment Trusts (REITs) (0.5%)
American Tower Corp. (REIT)	4,767	541,579
Apartment Investment & Management Co. (REIT), Class A	1,792	79,135
AvalonBay Communities, Inc. (REIT)	1,529	275,816
Boston Properties, Inc. (REIT)	1,714	226,076
Crown Castle International Corp. (REIT)	3,788	384,217
Digital Realty Trust, Inc. (REIT) (x)	1,637	178,416
Equinix, Inc. (REIT)	781	302,817
Equity Residential (REIT)	4,075	280,686
Essex Property Trust, Inc. (REIT)	727	165,821
Extra Space Storage, Inc. (REIT)	1,396	129,186
Federal Realty Investment Trust (REIT)	805	133,268
General Growth Properties, Inc. (REIT)	6,493	193,621
HCP, Inc. (REIT)	5,195	183,799
Host Hotels & Resorts, Inc. (REIT)	8,227	133,360
Iron Mountain, Inc. (REIT)	2,690	107,143
Kimco Realty Corp. (REIT)	4,710	147,800
Macerich Co. (REIT)	1,415	120,827
Prologis, Inc. (REIT)	5,856	287,178
Public Storage (REIT)	1,644	420,190
Realty Income Corp. (REIT)	2,900	201,144
Simon Property Group, Inc. (REIT)	3,473	753,294
SL Green Realty Corp. (REIT)	1,142	121,589
UDR, Inc. (REIT)	2,981	110,058

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Ventas, Inc. (REIT)	3,807	$277,226
Vornado Realty Trust (REIT)	1,969	197,136
Welltower, Inc. (REIT)	4,016	305,899
Weyerhaeuser Co. (REIT)	8,396	249,949

		6,507,230

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	3,323	87,993

Total Financials		53,269,447

Health Care (5.8%)
Biotechnology (0.4%)
Alexion Pharmaceuticals, Inc.*	2,514	293,535
Amgen, Inc.	8,418	1,280,799
Biogen, Inc.*	2,456	593,910
Celgene Corp.*	8,680	856,108
Gilead Sciences, Inc.	14,924	1,244,960
Regeneron Pharmaceuticals, Inc.*	872	304,528
Vertex Pharmaceuticals, Inc.*	2,790	239,996

		4,813,836

Health Care Equipment & Supplies (0.4%)
Abbott Laboratories	16,439	646,217
Baxter International, Inc.	6,201	280,409
Becton Dickinson and Co.	2,387	404,811
Boston Scientific Corp.*	15,211	355,481
C.R. Bard, Inc.	821	193,066
Dentsply Sirona, Inc.	2,614	162,173
Edwards Lifesciences Corp.*	2,359	235,263
Hologic, Inc.*	2,689	93,040
Intuitive Surgical, Inc.*	427	282,422
Medtronic plc	15,762	1,367,669
St. Jude Medical, Inc.	3,165	246,870
Stryker Corp.	3,529	422,880
Varian Medical Systems, Inc.*	1,057	86,917
Zimmer Biomet Holdings, Inc.	2,232	268,688

		5,045,906

Health Care Providers & Services (0.5%)
Aetna, Inc.	3,901	476,429
AmerisourceBergen Corp.	2,067	163,954
Anthem, Inc.	2,950	387,453
Cardinal Health, Inc.	3,675	286,687
Centene Corp.*	1,923	137,245
Cigna Corp.	2,883	368,995
DaVita HealthCare Partners, Inc.*	1,812	140,104
Express Scripts Holding Co.*	7,109	538,862
HCA Holdings, Inc.*	3,364	259,062
Henry Schein, Inc.*	915	161,772
Humana, Inc.	1,675	301,299
Laboratory Corp. of America Holdings*	1,135	147,856
McKesson Corp.	2,523	470,918
Patterson Cos., Inc.	921	44,107
Quest Diagnostics, Inc.	1,563	127,244
UnitedHealth Group, Inc.	10,660	1,505,192
Universal Health Services, Inc., Class B	1,003	134,502

		5,651,681

Health Care Technology (0.0%)
Cerner Corp.*	3,377	$197,892

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	3,648	161,825
Illumina, Inc.*	1,641	230,364
PerkinElmer, Inc.	1,248	65,420
Thermo Fisher Scientific, Inc.	4,422	653,395
Waters Corp.*	898	126,304

		1,237,308

Pharmaceuticals (4.4%)
AbbVie, Inc.	18,121	1,121,871
Allergan plc*	4,432	1,024,191
AstraZeneca plc	114,000	6,786,308
Bristol-Myers Squibb Co.	57,300	4,214,415
Eli Lilly & Co.	103,462	8,147,632
Endo International plc (x)*	2,388	37,229
Johnson & Johnson	30,823	3,738,830
Mallinckrodt plc*	1,217	73,969
Merck & Co., Inc.	31,033	1,787,811
Mylan N.V.*	4,782	206,774
Perrigo Co. plc	1,600	145,072
Pfizer, Inc.	392,936	13,835,277
Roche Holding AG	25,000	6,600,764
Sanofi S.A. (ADR)	163,500	6,842,475
Zoetis, Inc.	5,104	242,236

		54,804,854

Total Health Care		71,751,477

Industrials (5.2%)
Aerospace & Defense (1.6%)
Boeing Co.	6,708	871,168
General Dynamics Corp.	3,220	448,353
Honeywell International, Inc.	8,543	993,722
L-3 Communications Holdings, Inc.	869	127,474
Lockheed Martin Corp.	2,932	727,634
Northrop Grumman Corp.	2,020	449,006
Raytheon Co.	57,437	7,808,560
Rockwell Collins, Inc.	1,445	123,027
Textron, Inc.	3,007	109,936
TransDigm Group, Inc.*	600	158,214
United Technologies Corp.	78,717	8,072,428

		19,889,522

Air Freight & Logistics (0.1%)
C.H. Robinson Worldwide, Inc.	1,598	118,652
CEVA Holdings LLC (b)*†	1,065	316,796
Expeditors International of Washington, Inc.	2,084	102,199
FedEx Corp.	2,798	424,680
United Parcel Service, Inc., Class B	7,739	833,645

		1,795,972

Airlines (0.1%)
Alaska Air Group, Inc.	1,392	81,140
American Airlines Group, Inc.	6,480	183,449
Delta Air Lines, Inc.	8,687	316,467
Southwest Airlines Co.	7,120	279,175
United Continental Holdings, Inc.*	3,768	154,639

		1,014,870

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Building Products (0.0%)
Allegion plc	1,099	$76,304
Fortune Brands Home & Security, Inc.	1,718	99,592
Masco Corp.	3,727	115,313

		291,209

Commercial Services & Supplies (0.4%)
Cintas Corp.	957	93,910
Pitney Bowes, Inc.	2,031	36,152
Republic Services, Inc.	82,630	4,239,745
Stericycle, Inc.*	937	97,561
Tyco International plc	4,739	201,881
Waste Management, Inc.	4,625	306,499

		4,975,748

Construction & Engineering (0.0%)
Fluor Corp.	1,582	77,961
Jacobs Engineering Group, Inc.*	1,349	67,194
Quanta Services, Inc.*	1,684	38,934

		184,089

Electrical Equipment (0.1%)
Acuity Brands, Inc.	488	121,005
AMETEK, Inc.	2,629	121,539
Eaton Corp. plc	5,121	305,877
Emerson Electric Co.	7,177	374,352
Rockwell Automation, Inc.	1,467	168,441

		1,091,214

Industrial Conglomerates (1.8%)
3M Co.	6,798	1,190,466
Danaher Corp.	6,720	678,720
General Electric Co.	574,023	18,070,244
Roper Technologies, Inc.	1,128	192,391
Siemens AG (Registered)	15,000	1,536,571

		21,668,392

Machinery (0.6%)
Caterpillar, Inc.	6,547	496,328
Cummins, Inc.	1,775	199,581
Deere & Co. (x)	54,343	4,403,957
Dover Corp.	1,752	121,449
Flowserve Corp.	1,461	65,993
Illinois Tool Works, Inc.	3,619	376,955
Ingersoll-Rand plc	2,866	182,507
PACCAR, Inc.	3,921	203,382
Parker-Hannifin Corp.	1,508	162,940
Pentair plc	2,030	118,329
Snap-on, Inc.	643	101,478
Stanley Black & Decker, Inc.	1,700	189,074
Xylem, Inc.	2,016	90,014

		6,711,987

Professional Services (0.1%)
Dun & Bradstreet Corp.	414	50,442
Equifax, Inc.	1,342	172,313
Nielsen Holdings plc	4,038	209,855
Robert Half International, Inc.	1,501	57,278
Verisk Analytics, Inc.*	1,745	141,484

		631,372

Road & Rail (0.4%)
CSX Corp.	10,748	$280,308
J.B. Hunt Transport Services, Inc.	981	79,392
Kansas City Southern	1,198	107,928
Norfolk Southern Corp.	3,328	283,313
Ryder System, Inc.	612	37,418
Union Pacific Corp.	49,445	4,314,076

		5,102,435

Trading Companies & Distributors (0.0%)
Fastenal Co. (x)	3,200	142,048
United Rentals, Inc.*	974	65,355
W.W. Grainger, Inc. (x)	634	144,077

		351,480

Total Industrials		63,708,290

Information Technology (6.3%)
Communications Equipment (0.6%)
Cisco Systems, Inc.	236,332	6,780,365
F5 Networks, Inc.*	752	85,608
Harris Corp.	1,378	114,980
Juniper Networks, Inc.	3,897	87,644
Motorola Solutions, Inc.	1,764	116,371

		7,184,968

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	3,438	197,100
Corning, Inc.	12,065	247,091
FLIR Systems, Inc.	1,608	49,768
TE Connectivity Ltd.	4,016	229,354

		723,313

Internet Software & Services (0.7%)
Akamai Technologies, Inc.*	1,931	108,001
Alphabet, Inc., Class C*	6,599	4,604,761
eBay, Inc.*	11,858	277,596
Facebook, Inc., Class A*	25,901	2,959,966
VeriSign, Inc. (x)*	1,056	91,302
Yahoo!, Inc.*	9,817	368,727

		8,410,353

IT Services (0.6%)
Accenture plc, Class A	6,976	790,311
Alliance Data Systems Corp.*	657	128,720
Automatic Data Processing, Inc.	5,105	468,996
Cognizant Technology Solutions Corp., Class A*	6,797	389,060
CSRA, Inc.	1,586	37,160
Fidelity National Information Services, Inc.	3,081	227,008
Fiserv, Inc.*	2,488	270,520
Global Payments, Inc.	1,719	122,702
International Business Machines Corp.	9,899	1,502,470
MasterCard, Inc., Class A	10,881	958,181
Paychex, Inc.	3,572	212,534
PayPal Holdings, Inc.*	12,318	449,730
Teradata Corp.*	1,419	35,574
Total System Services, Inc.	1,871	99,369
Visa, Inc., Class A	21,346	1,583,233

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Western Union Co.	5,560	$106,641
Xerox Corp.	10,899	103,432

		7,485,641

Semiconductors & Semiconductor Equipment (2.0%)
Analog Devices, Inc.	58,460	3,311,174
Applied Materials, Inc.	12,211	292,698
Broadcom Ltd.	4,161	646,619
First Solar, Inc.*	868	42,081
Intel Corp.	252,879	8,294,431
KLA-Tencor Corp.	1,723	126,210
Lam Research Corp.	1,789	150,383
Linear Technology Corp.	2,692	125,259
Microchip Technology, Inc. (x)	2,372	120,403
Micron Technology, Inc.*	11,531	158,666
NVIDIA Corp.	5,703	268,098
Qorvo, Inc.*	1,431	79,077
QUALCOMM, Inc.	69,459	3,720,919
Skyworks Solutions, Inc.	2,139	135,356
Texas Instruments, Inc.	110,476	6,921,321
Xilinx, Inc.	2,837	130,871

		24,523,566

Software (1.5%)
Activision Blizzard, Inc.	5,659	224,266
Adobe Systems, Inc.*	5,610	537,382
Autodesk, Inc.*	2,489	134,755
CA, Inc.	3,356	110,178
Citrix Systems, Inc.*	1,743	139,597
Electronic Arts, Inc.*	3,387	256,599
Intuit, Inc.	2,866	319,874
Microsoft Corp.	284,081	14,536,425
Oracle Corp.	34,896	1,428,293
Red Hat, Inc.*	2,022	146,797
salesforce.com, Inc.*	7,140	566,987
Symantec Corp.	6,806	139,795

		18,540,948

Technology Hardware, Storage & Peripherals (0.8%)
Apple, Inc.	91,375	8,735,450
EMC Corp.	21,893	594,833
Hewlett Packard Enterprise Co.	18,642	340,589
HP, Inc.	19,267	241,801
NetApp, Inc.	3,283	80,729
Seagate Technology plc (x)	3,292	80,193
Western Digital Corp.	3,131	147,971

		10,221,566

Total Information Technology		77,090,355

Materials (2.7%)
Chemicals (2.0%)
Air Products and Chemicals, Inc.	2,166	307,659
Albemarle Corp.	1,258	99,772
BASF SE	82,000	6,255,544
CF Industries Holdings, Inc.	2,672	64,395
Dow Chemical Co.	259,378	12,893,680
E.I. du Pont de Nemours & Co.	9,787	634,198
Eastman Chemical Co.	1,674	113,665
Ecolab, Inc.	2,973	352,598
FMC Corp.	1,532	70,947
International Flavors & Fragrances, Inc.	902	$113,715
LyondellBasell Industries N.V., Class A	3,813	283,763
Monsanto Co.	4,880	504,641
Mosaic Co.	95,846	2,509,248
PPG Industries, Inc.	2,977	310,054
Praxair, Inc.	3,211	360,884
Sherwin-Williams Co.	876	257,255

		25,132,018

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	705	135,360
Vulcan Materials Co.	1,503	180,901

		316,261

Containers & Packaging (0.1%)
Avery Dennison Corp.	1,014	75,797
Ball Corp. (x)	1,949	140,893
International Paper Co.	4,588	194,439
Owens-Illinois, Inc.*	1,844	33,210
Sealed Air Corp.	2,181	100,261
WestRock Co.	2,796	108,681

		653,281

Metals & Mining (0.6%)
Alcoa, Inc.	14,803	137,224
Freeport-McMoRan, Inc.	13,969	155,615
Newmont Mining Corp.	5,976	233,781
Nucor Corp.	3,538	174,812
Rio Tinto plc (ADR) (x)	222,000	6,948,600

		7,650,032

Total Materials		33,751,592

Telecommunication Services (1.5%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	68,972	2,980,280
BCE, Inc.	50,000	2,366,191
CenturyLink, Inc.	6,069	176,062
Frontier Communications Corp. (x)	13,393	66,161
Level 3 Communications, Inc.*	3,226	166,107
Telstra Corp., Ltd.	800,000	3,329,320
Verizon Communications, Inc.	158,682	8,860,803

		17,944,924

Total Telecommunication Services		17,944,924

Utilities (3.0%)
Electric Utilities (1.9%)
Alliant Energy Corp.	2,545	101,037
American Electric Power Co., Inc.	5,480	384,093
Duke Energy Corp.	68,719	5,895,403
Edison International	3,636	282,408
Entergy Corp.	1,981	161,154
Eversource Energy	3,540	212,046
Exelon Corp.	10,265	373,235
FirstEnergy Corp.	4,728	165,055
NextEra Energy, Inc.	5,173	674,559
PG&E Corp.	108,763	6,952,131

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Pinnacle West Capital Corp.	1,271	$103,027
PPL Corp.	7,615	287,466
Southern Co.	70,515	3,781,720
Xcel Energy, Inc.	65,664	2,940,434

		22,313,768

Gas Utilities (0.0%)
AGL Resources, Inc.	1,377	90,841

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	7,287	90,942
NRG Energy, Inc.	3,591	53,829

		144,771

Multi-Utilities (1.1%)
Ameren Corp.	2,733	146,434
CenterPoint Energy, Inc.	4,933	118,392
CMS Energy Corp.	3,135	143,771
Consolidated Edison, Inc.	3,409	274,220
Dominion Resources, Inc.	76,562	5,966,477
DTE Energy Co.	1,990	197,249
NiSource, Inc.	3,644	96,639
Public Service Enterprise Group, Inc.	45,651	2,127,793
SCANA Corp.	1,639	124,007
Sempra Energy	35,667	4,066,751
TECO Energy, Inc.	2,697	74,545
WEC Energy Group, Inc.	3,523	230,052

		13,566,330

Water Utilities (0.0%)
American Water Works Co., Inc.	1,983	167,583

Total Utilities		36,283,293

Total Common Stocks (41.1%) (Cost $356,413,644)		505,069,290

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (4.0%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $4,100,051, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $4,182,001. (xx)	$4,100,000	4,100,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $2,700,031, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $2,754,004. (xx)	2,700,000	2,700,000
HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $1,500,016, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $1,530,031. (xx)	$1,500,000	$1,500,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $4,000,040, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $4,080,019. (xx)	4,000,000	4,000,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $8,551,688, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $8,722,621. (xx)	8,551,588	8,551,588
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $4,000,053, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $4,080,055. (xx)	4,000,000	4,000,000
Natixis, 0.600%, dated 6/30/16, due 7/1/16, repurchase price $10,000,167, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50; total market value $10,200,170. (xx)	10,000,000	10,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $3,000,033, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $3,060,000. (xx)	3,000,000	3,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $2,000,022, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $2,040,004. (xx)	$2,000,000	$2,000,000
RBS Securities, Inc., 0.400%, dated 6/30/16, due 7/5/16, repurchase price $5,000,278, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-6.125%, maturing 2/28/17-5/15/44; total market value $5,100,097. (xx)	5,000,000	5,000,000
Societe Generale S.A., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $4,000,044, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 10/31/16-2/15/46; total market value $4,080,000. (xx)	4,000,000	4,000,000

Total Repurchase Agreements		48,851,588

Total Short-Term Investments (4.0%) (Cost $48,851,588)		48,851,588

Total Investments (92.2%) (Cost $979,396,747)		1,133,188,500
Other Assets Less Liabilities (7.8%)		95,730,178

Net Assets (100%)		$1,228,918,678

*	Non-income producing.
†	Securities (totaling $749,501 or 0.1% of net assets) held at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2016, the market value of these securities amounted to $99,848,359 or 8.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security. At June 30, 2016, the market value of these securities amounted to $8,383,701 or 0.7% of net assets.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2016.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $47,814,673. This was secured by collateral of $48,851,588 which was received as cash and subsequently invested in short-term investments currently valued at $48,851,588 as reported in the Portfolio of Investments.
(y)	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2016.

Glossary:

ADR	— American Depositary Receipt
AGM	— Insured by Assured Guaranty Municipal Corp.

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)
BlackRock, Inc.	$493,754	$—	$—	$482,625	$—	$—
PNC Financial Services Group, Inc.	554,895	—	—	455,133	—	—

	$1,048,649	$—	$—	$937,758	$—	$—

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	1,033	September-16	$108,628,984	$107,958,830	$(670,154)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$47,622,130	$2,981,787	$—		$50,603,917
Consumer Staples	31,898,258	—	—		31,898,258
Energy	68,767,737	—	—		68,767,737
Financials	53,269,447	—	—		53,269,447
Health Care	58,364,405	13,387,072	—		71,751,477
Industrials	61,854,923	1,536,571	316,796		63,708,290
Information Technology	77,090,355	—	—		77,090,355
Materials	27,496,048	6,255,544	—		33,751,592
Telecommunication Services	14,615,604	3,329,320	—		17,944,924
Utilities	36,283,293	—	—		36,283,293
Convertible Bonds
Consumer Discretionary	562,006	—	—		562,006
Energy	—	5,337,027	—		5,337,027
Convertible Preferred Stocks
Financials	13,123,450	5,105,500	—		18,228,950
Health Care	3,321,240	—	—		3,321,240
Industrials	—	—	13,834		13,834
Materials	1,972,200	—	—		1,972,200
Utilities	7,533,014	—	—		7,533,014
Corporate Bonds
Consumer Discretionary	—	57,545,532	—		57,545,532
Consumer Staples	—	10,030,574	—		10,030,574
Energy	—	38,212,633	—		38,212,633
Financials	—	74,022,116	—		74,022,116
Health Care	—	40,336,076	—		40,336,076
Industrials	—	17,329,519	—		17,329,519
Information Technology	—	29,806,275	—		29,806,275
Materials	—	15,694,482	—		15,694,482
Telecommunication Services	—	40,215,413	—		40,215,413
Utilities	—	24,918,914	—		24,918,914
Government Securities
Foreign Governments	—	6,563,442	—		6,563,442
Municipal Bonds	—	430,122	—		430,122
Supranational	—	8,261,047	—		8,261,047
U.S. Government Agencies	—	8,979,191	—		8,979,191
U.S. Treasuries	—	168,723,644	—		168,723,644
Preferred Stocks
Consumer Discretionary	—	—	—	(a)	— (a)
Financials	811,500	—	—		811,500
Industrials	—	—	418,871		418,871
Short-Term Investments
Repurchase Agreements	—	48,851,588	—		48,851,588

Total Assets	$504,585,610	$627,853,389	$749,501		$1,133,188,500

Liabilities:
Futures	$(670,154)	$—	$—		$(670,154)

Total Liabilities	$(670,154)	$—	$—		$(670,154)

Total	$503,915,456	$627,853,389	$749,501		$1,132,518,346

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(670,154	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$2,566,158

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$244,212

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $108,782,000 during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$4,100,000	$—	$4,100,000	$(4,100,000)	$—
Deutsche Bank AG	2,700,000	—	2,700,000	(2,700,000)	—
HSBC Securities, Inc.	5,500,000	—	5,500,000	(5,500,000)	—
Merrill Lynch PFS, Inc.	8,551,588	—	8,551,588	(8,551,588)	—
Natixis	14,000,000	—	14,000,000	(14,000,000)	—
Nomura Securities Co., Ltd.	3,000,000	—	3,000,000	(3,000,000)	—
RBS Securities, Inc.	7,000,000	—	7,000,000	(7,000,000)	—
Societe Generale S.A.	4,000,000	—	4,000,000	(4,000,000)	—

Total	$48,851,588	$—	$48,851,588	$(48,851,588)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$123,503,939
Long-term U.S. government debt securities	32,274,443

$155,778,382

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$175,681,245
Long-term U.S. government debt securities	44,717,322

$220,398,567

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$191,367,122
Aggregate gross unrealized depreciation	(38,261,363)

Net unrealized appreciation	$153,105,759

Federal income tax cost of investments	$980,082,741

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $513,515)	$937,758
Unaffiliated Issuers (Cost $930,031,644)	1,083,399,154
Repurchase Agreements (Cost $48,851,588)	48,851,588
Cash	129,456,886
Cash held as collateral at broker	4,339,400
Receivable for securities sold	7,591,221
Dividends, interest and other receivables	7,172,684
Due from broker for futures variation margin	1,218,877
Receivable from Separate Accounts for Trust shares sold	321,597
Security lending income receivable	16,393
Other assets	13,992

Total assets	1,283,319,550

LIABILITIES
Payable on return of securities loaned	48,851,588
Payable for securities purchased	4,101,593
Investment management fees payable	632,038
Payable to Separate Accounts for Trust shares redeemed	401,172
Distribution fees payable – Class IB	166,969
Administrative fees payable	125,718
Trustees’ fees payable	3,073
Distribution fees payable – Class IA	766
Accrued expenses	117,955

Total liabilities	54,400,872

NET ASSETS	$1,228,918,678

Net assets were comprised of:
Paid in capital	$1,190,437,388
Accumulated undistributed net investment income (loss)	16,837,389
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(131,469,245)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	153,113,146

Net assets	$1,228,918,678

Class IA
Net asset value, offering and redemption price per share, $3,788,904 / 367,203 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.32

Class IB
Net asset value, offering and redemption price per share, $819,828,582 / 79,436,445 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.32

Class K
Net asset value, offering and redemption price per share, $405,301,192 / 39,243,072 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.33

(x)	Includes value of securities on loan of $47,814,673.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Interest	$12,654,771
Dividends (net of $118,551 foreign withholding tax)	9,814,815
Securities lending (net)	19,461

Total income	22,489,047

EXPENSES
Investment management fees	3,870,008
Distribution fees – Class IB	1,002,261
Administrative fees	758,490
Professional fees	42,987
Printing and mailing expenses	41,726
Custodian fees	32,451
Trustees’ fees	14,994
Distribution fees – Class IA	4,550
Miscellaneous	29,328

Gross expenses	5,796,795
Less: Waiver from investment manager	(60,351)

Net expenses	5,736,444

NET INVESTMENT INCOME (LOSS)	16,752,603

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	20,761,079
Futures	2,566,158
Foreign currency transactions	(617,439)

Net realized gain (loss)	22,709,798

Change in unrealized appreciation (depreciation) on:
Investments ($(110,891) of change in unrealized appreciation (depreciation) from affiliates)	21,265,832
Futures	244,212
Foreign currency translations	633,762

Net change in unrealized appreciation (depreciation)	22,143,806

NET REALIZED AND UNREALIZED GAIN (LOSS)	44,853,604

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$61,606,207

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,752,603	$32,731,093
Net realized gain (loss) on investments, futures and foreign currency transactions	22,709,798	(57,736,926)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	22,143,806	(15,302,036)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	61,606,207	(40,307,869)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(89,962)
Class IB	—	(20,424,319)
Class K	—	(11,671,215)

TOTAL DIVIDENDS:	—	(32,185,496)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 33,984 and 85,090 shares, respectively ]	332,955	881,181
Capital shares issued in reinvestment of dividends [ 0 and 9,302 shares, respectively ]	—	89,962
Capital shares repurchased [ (39,944) and (98,099) shares, respectively ]	(383,023)	(1,015,520)

Total Class IA transactions	(50,068)	(44,377)

Class IB
Capital shares sold [ 2,207,876 and 8,255,773 shares, respectively ]	22,028,250	85,794,388
Capital shares issued in reinvestment of dividends [ 0 and 2,111,277 shares, respectively ]	—	20,424,319
Capital shares repurchased [ (7,771,119) and (19,057,612) shares, respectively ]	(76,213,995)	(196,351,642)

Total Class IB transactions	(54,185,745)	(90,132,935)

Class K
Capital shares sold [ 46,409 and 1,331,743 shares, respectively ]	452,166	13,956,531
Capital shares issued in reinvestment of dividends [ 0 and 1,207,203 shares, respectively ]	—	11,671,215
Capital shares repurchased [ (4,880,371) and (4,896,788) shares, respectively ]	(47,452,865)	(50,395,934)

Total Class K transactions	(47,000,699)	(24,768,188)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(101,236,512)	(114,945,500)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(39,630,305)	(187,438,865)
NET ASSETS:
Beginning of period	1,268,548,983	1,455,987,848

End of period (a)	$1,228,918,678	$1,268,548,983

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$16,837,389	$84,786

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IA		2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.80	$10.36	$9.98	$8.92	$8.27	$8.57

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13	0.23	0.24	0.23	0.27	0.31
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.39	(0.54)	0.38	1.06	0.66	(0.29)

Total from investment operations	0.52	(0.31)	0.62	1.29	0.93	0.02

Less distributions:
Dividends from net investment income	—	(0.25)	(0.24)	(0.23)	(0.28)	(0.32)

Net asset value, end of period	$10.32	$9.80	$10.36	$9.98	$8.92	$8.27

Total return (b)	5.31%	(3.01)%	6.21%	14.51%	11.25%	0.31%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,789	$3,657	$3,905	$2,948	$2,035	$1,047
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.03%	1.03%	1.04%	1.07%	1.09%	0.83%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.03%	1.03%	1.04%	1.07%	1.09%	0.83%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.04%	1.03%	1.04%	1.07%	1.09%	0.83%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.69%	2.27%	2.31%	2.40%	3.04%	3.46%
After waivers, reimbursements and fees paid indirectly (a)(f)	2.69%	2.27%	2.31%	2.40%	3.04%	3.46%
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.68%	2.27%	2.31%	2.40%	3.04%	3.46%
Portfolio turnover rate (z)^	14%	27%	25%	20%	26%	43%

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IB		2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.80	$10.36	$9.98	$8.92	$8.27	$8.57

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13	0.23	0.24	0.23	0.27	0.28
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.39	(0.54)	0.38	1.06	0.66	(0.28)

Total from investment operations	0.52	(0.31)	0.62	1.29	0.93	— #

Less distributions:
Dividends from net investment income	—	(0.25)	(0.24)	(0.23)	(0.28)	(0.30)

Net asset value, end of period	$10.32	$9.80	$10.36	$9.98	$8.92	$8.27

Total return (b)	5.31%	(3.01)%	6.21%	14.51%	11.25%	0.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$819,829	$833,107	$971,028	$855,653	$720,497	$612,978
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.03%	1.03%	1.04%	1.07%	1.09%	1.08%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.03%	1.03%	1.04%	1.07%	1.09%	1.08%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.04%	1.03%	1.04%	1.07%	1.09%	1.08%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.69%	2.27%	2.32%	2.41%	3.04%	3.26%
After waivers, reimbursements and fees paid indirectly (a)(f)	2.69%	2.27%	2.32%	2.41%	3.04%	3.26%
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.68%	2.27%	2.32%	2.41%	3.04%	3.26%
Portfolio turnover rate (z)^	14%	27%	25%	20%	26%	43%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				August 26, 2011* to December 31, 2011
Class K		2015	2014	2013	2012
Net asset value, beginning of period	$9.80	$10.36	$9.98	$8.92	$8.27	$8.39

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14	0.26	0.27	0.25	0.29	0.11
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.39	(0.55)	0.38	1.07	0.66	0.09

Total from investment operations	0.53	(0.29)	0.65	1.32	0.95	0.20

Less distributions:
Dividends from net investment income	—	(0.27)	(0.27)	(0.26)	(0.30)	(0.32)

Net asset value, end of period	$10.33	$9.80	$10.36	$9.98	$8.92	$8.27

Total return (b)	5.41%	(2.76)%	6.48%	14.81%	11.53%	2.47%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$405,301	$431,785	$481,055	$493,878	$437,087	$420,502
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.78%	0.78%	0.79%	0.82%	0.84%	0.83%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.78%	0.78%	0.79%	0.82%	0.84%	0.83%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.79%	0.78%	0.79%	0.82%	0.84%	0.83%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.94%	2.52%	2.58%	2.66%	3.29%	3.61%
After waivers, reimbursements and fees paid indirectly (a)(f)	2.94%	2.52%	2.58%	2.66%	3.29%	3.61%
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.93%	2.52%	2.58%	2.66%	3.29%	3.61%
Portfolio turnover rate (z)^	14%	27%	25%	20%	26%	43%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Industrials	20.0%
Financials	19.0
Consumer Discretionary	11.8
Health Care	9.3
Information Technology	8.6
Repurchase Agreements	6.6
Materials	6.1
Utilities	4.3
Energy	4.1
Consumer Staples	3.4
Investment Companies	0.6
Telecommunication Services	0.4
Cash and Other	5.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$1,063.98	$5.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.20	5.72
Class IB
Actual	1,000.00	1,063.89	5.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.20	5.72
Class K
Actual	1,000.00	1,065.42	4.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.44	4.46

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.14%, 1.14% and 0.89%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (11.8%)
Auto Components (1.8%)
American Axle & Manufacturing Holdings, Inc.*	4,807	$69,605
Cooper Tire & Rubber Co.	3,613	107,740
Cooper-Standard Holding, Inc.*	949	74,962
Dana Holding Corp.	9,708	102,516
Dorman Products, Inc.*	1,689	96,611
Drew Industries, Inc.	36,095	3,062,300
Federal-Mogul Holdings Corp.*	1,842	15,307
Fox Factory Holding Corp.*	1,414	24,561
Gentex Corp.	46,900	724,605
Gentherm, Inc.*	2,286	78,296
Horizon Global Corp.*	1,283	14,562
Metaldyne Performance Group, Inc.	949	13,049
Modine Manufacturing Co.*	3,064	26,963
Motorcar Parts of America, Inc.*	1,166	31,692
Spartan Motors, Inc.	2,032	12,720
Standard Motor Products, Inc.	1,365	54,300
Stoneridge, Inc.*	1,780	26,593
Strattec Security Corp.	218	8,888
Superior Industries International, Inc.	1,594	42,687
Tenneco, Inc.*	3,626	169,008
Tower International, Inc.	1,406	28,935
Unique Fabricating, Inc. (x)	389	5,209
Workhorse Group, Inc. (x)*	706	4,836

		4,795,945

Automobiles (0.8%)
Thor Industries, Inc.	25,800	1,670,292
Winnebago Industries, Inc. (x)	16,875	386,775

		2,057,067

Distributors (0.1%)
Core-Mark Holding Co., Inc.	2,880	134,957
Weyco Group, Inc.	441	12,251

		147,208

Diversified Consumer Services (0.4%)
American Public Education, Inc.*	959	26,948
Apollo Education Group, Inc.*	5,454	49,740
Ascent Capital Group, Inc., Class A*	660	10,157
Bridgepoint Education, Inc.*	1,162	8,413
Bright Horizons Family Solutions, Inc.*	2,810	186,331
Cambium Learning Group, Inc.*	911	4,109
Capella Education Co.	725	38,164
Career Education Corp.*	4,019	23,913
Carriage Services, Inc.	946	22,401
Chegg, Inc. (x)*	4,945	24,725
Collectors Universe, Inc.	507	10,013
DeVry Education Group, Inc.	4,021	71,735
Grand Canyon Education, Inc.*	2,936	117,205
Houghton Mifflin Harcourt Co.*	7,913	123,680
K12, Inc.*	2,171	27,116
Liberty Tax, Inc.	392	5,221
LifeLock, Inc. (x)*	5,433	85,896
Regis Corp.*	2,342	29,158

Sotheby’s, Inc. (x)	3,357	$91,982
Strayer Education, Inc.*	715	35,128
Weight Watchers International, Inc. (x)*	1,787	20,783

		1,012,818

Hotels, Restaurants & Leisure (1.7%)
Belmond Ltd., Class A*	5,394	53,401
Biglari Holdings, Inc.*	67	27,024
BJ’s Restaurants, Inc.*	1,490	65,307
Bloomin’ Brands, Inc.	7,279	130,076
Bob Evans Farms, Inc.	1,262	47,893
Bojangles’, Inc.*	591	10,017
Boyd Gaming Corp.*	5,291	97,354
Brinker International, Inc.	25,300	1,151,909
Buffalo Wild Wings, Inc.*	1,211	168,268
Caesars Acquisition Co., Class A*	2,967	33,290
Caesars Entertainment Corp. (x)*	3,618	27,822
Carrols Restaurant Group, Inc.*	2,289	27,239
Century Casinos, Inc.*	1,315	8,192
Cheesecake Factory, Inc.	2,908	139,991
Churchill Downs, Inc.	865	109,301
Chuy’s Holdings, Inc. (x)*	1,067	36,929
ClubCorp Holdings, Inc.	4,095	53,235
Cracker Barrel Old Country Store, Inc. (x)	1,229	210,737
Dave & Buster’s Entertainment, Inc.*	2,426	113,513
Del Frisco’s Restaurant Group, Inc.*	1,485	21,265
Del Taco Restaurants, Inc.*	1,435	13,058
Denny’s Corp.*	4,975	53,382
Diamond Resorts International, Inc. (x)*	2,391	71,634
DineEquity, Inc.	1,130	95,801
El Pollo Loco Holdings, Inc.*	1,270	16,510
Eldorado Resorts, Inc.*	1,814	27,564
Empire Resorts, Inc. (x)*	191	3,018
Fiesta Restaurant Group, Inc.*	1,735	37,840
Fogo De Chao, Inc.*	308	4,022
Golden Entertainment, Inc. (x)	665	7,774
Habit Restaurants, Inc., Class A (x)*	804	13,170
International Speedway Corp., Class A	1,710	57,199
Interval Leisure Group, Inc.	7,230	114,957
Intrawest Resorts Holdings, Inc.*	1,007	13,071
Isle of Capri Casinos, Inc.*	1,601	29,330
J Alexander’s Holdings, Inc.*	977	9,702
Jack in the Box, Inc.	2,089	179,487
Jamba, Inc. (x)*	640	6,586
Kona Grill, Inc. (x)*	580	6,218
Krispy Kreme Doughnuts, Inc.*	3,721	77,992
La Quinta Holdings, Inc.*	5,343	60,910
Lindblad Expeditions Holdings, Inc. (x)*	913	8,792
Luby’s, Inc.*	1,193	5,989
Marcus Corp.	1,169	24,666
Marriott Vacations Worldwide Corp.	1,469	100,612
Monarch Casino & Resort, Inc.*	642	14,105
Nathan’s Famous, Inc.*	191	8,499

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Noodles & Co.*	699	$6,836
Papa John’s International, Inc.	1,715	116,620
Penn National Gaming, Inc.*	4,942	68,941
Pinnacle Entertainment, Inc.*	3,717	41,184
Planet Fitness, Inc., Class A*	1,011	19,088
Popeyes Louisiana Kitchen, Inc.*	1,393	76,114
Potbelly Corp.*	1,493	18,722
Red Lion Hotels Corp.*	845	6,135
Red Robin Gourmet Burgers, Inc.*	860	40,790
Red Rock Resorts, Inc., Class A*	1,923	42,268
Ruby Tuesday, Inc.*	3,959	14,292
Ruth’s Hospitality Group, Inc.	2,107	33,607
Scientific Games Corp., Class A (x)*	3,294	30,272
SeaWorld Entertainment, Inc. (x)	4,347	62,292
Shake Shack, Inc., Class A (x)*	1,003	36,539
Sonic Corp.	3,045	82,367
Speedway Motorsports, Inc.	807	14,324
Texas Roadhouse, Inc.	4,242	193,435
Wingstop, Inc. (x)*	999	27,223
Zoe’s Kitchen, Inc. (x)*	1,229	44,576

		4,570,276

Household Durables (1.3%)
Bassett Furniture Industries, Inc.	677	16,207
Beazer Homes USA, Inc.*	2,137	16,562
Cavco Industries, Inc.*	547	51,254
Century Communities, Inc.*	980	16,993
CSS Industries, Inc.	591	15,845
Ethan Allen Interiors, Inc. (x)	1,582	52,269
Flexsteel Industries, Inc.	396	15,690
GoPro, Inc., Class A (x)*	6,437	69,584
Green Brick Partners, Inc. (x)*	1,435	10,432
Helen of Troy Ltd.*	1,797	184,804
Hooker Furniture Corp.	24,143	518,833
Hovnanian Enterprises, Inc., Class A (x)*	8,604	14,455
Installed Building Products, Inc.*	1,297	47,068
iRobot Corp.*	1,714	60,127
KB Home (x)	5,350	81,374
La-Z-Boy, Inc.	33,442	930,356
LGI Homes, Inc. (x)*	997	31,844
Libbey, Inc.	1,456	23,136
Lifetime Brands, Inc.	653	9,527
M.D.C. Holdings, Inc.	2,466	60,022
M/I Homes, Inc.*	43,324	815,791
Meritage Homes Corp.*	2,459	92,311
NACCO Industries, Inc., Class A	221	12,376
New Home Co., Inc.*	641	6,115
Taylor Morrison Home Corp., Class A*	1,967	29,190
TopBuild Corp.*	2,470	89,414
TRI Pointe Group, Inc.*	9,571	113,129
UCP, Inc., Class A (x)*	479	3,842
Universal Electronics, Inc.*	887	64,112
WCI Communities, Inc.*	1,383	23,373
William Lyon Homes, Class A (x)*	1,532	24,696
ZAGG, Inc.*	1,821	9,560

		3,510,291

Internet & Catalog Retail (0.3%)
1-800-Flowers.com, Inc., Class A*	1,535	$13,846
Blue Nile, Inc.	770	21,083
Duluth Holdings, Inc., Class B (x)*	607	14,847
Etsy, Inc.*	6,686	64,119
FTD Cos., Inc.*	1,200	29,952
Gaiam, Inc., Class A (x)*	817	6,324
HSN, Inc.	2,011	98,398
Lands’ End, Inc. (x)*	1,063	17,454
Liberty TripAdvisor Holdings, Inc., Class A*	4,573	100,057
Nutrisystem, Inc.	1,784	45,242
Overstock.com, Inc.*	751	12,099
PetMed Express, Inc. (x)	1,284	24,088
Shutterfly, Inc.*	2,243	104,546
Wayfair, Inc., Class A (x)*	2,023	78,897

		630,952

Leisure Products (0.7%)
Arctic Cat, Inc. (x)	806	13,702
BRP, Inc.*	81,200	1,299,124
Brunswick Corp.	5,300	240,196
Callaway Golf Co.	5,997	61,229
Escalade, Inc.	668	6,840
JAKKS Pacific, Inc. (x)*	940	7,435
Johnson Outdoors, Inc., Class A	334	8,584
Malibu Boats, Inc., Class A*	1,146	13,844
Marine Products Corp.	745	6,303
MCBC Holdings, Inc.	407	4,497
Nautilus, Inc.*	1,939	34,592
Performance Sports Group Ltd. (x)*	2,951	8,853
Smith & Wesson Holding Corp.*	3,509	95,375
Sturm Ruger & Co., Inc.	1,178	75,404

		1,875,978

Media (0.7%)
AMC Entertainment Holdings, Inc., Class A	1,370	37,826
Carmike Cinemas, Inc.*	1,507	45,391
Central European Media Enterprises Ltd., Class A (x)*	5,269	11,118
Daily Journal Corp. (x)*	77	18,248
DreamWorks Animation SKG, Inc., Class A*	4,952	202,388
Entercom Communications Corp., Class A	1,578	21,413
Entravision Communications Corp., Class A	4,130	27,754
Eros International plc (x)*	1,794	29,188
EW Scripps Co., Class A*	3,789	60,018
Gannett Co., Inc.	7,507	103,672
Global Eagle Entertainment, Inc.*	3,029	20,113
Gray Television, Inc.*	4,093	44,409
Hemisphere Media Group, Inc. (x)*	435	5,133
IMAX Corp.*	3,752	110,609
Liberty Braves Group, Class A*	566	8,513
Liberty Braves Group, Class C (x)*	2,005	29,393

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Liberty Media Group, Class A*	1,459	$27,925
Liberty Media Group, Class C*	2,960	56,151
Loral Space & Communications, Inc.*	765	26,982
MDC Partners, Inc., Class A	3,284	60,064
Media General, Inc.*	6,975	119,900
Meredith Corp.	2,402	124,688
MSG Networks, Inc., Class A*	3,787	58,093
National CineMedia, Inc.	3,970	61,456
New Media Investment Group, Inc.	2,507	45,301
New York Times Co., Class A	7,987	96,643
Nexstar Broadcasting Group, Inc., Class A (x)	1,915	91,116
Radio One, Inc., Class D (x)*	1,501	4,788
Reading International, Inc., Class A*	1,155	14,426
Saga Communications, Inc., Class A	239	9,450
Salem Media Group, Inc.	656	4,736
Scholastic Corp. (x)	1,723	68,248
Sinclair Broadcast Group, Inc., Class A	4,234	126,427
Time, Inc.	6,542	107,681
Townsquare Media, Inc., Class A (x)*	527	4,158
tronc, Inc.	1,528	21,086
World Wrestling Entertainment, Inc., Class A (x)	2,302	42,380

		1,946,885

Multiline Retail (0.1%)
Big Lots, Inc.	3,193	160,001
Fred’s, Inc., Class A	2,258	36,376
Ollie’s Bargain Outlet Holdings, Inc. (x)*	1,295	32,233
Sears Holdings Corp. (x)*	698	9,500
Tuesday Morning Corp.*	2,742	19,249

		257,359

Specialty Retail (2.8%)
Aaron’s, Inc.	4,198	91,894
Abercrombie & Fitch Co., Class A	4,333	77,171
American Eagle Outfitters, Inc. (x)	10,670	169,973
America’s Car-Mart, Inc. (x)*	533	15,052
Asbury Automotive Group, Inc.*	1,280	67,507
Ascena Retail Group, Inc. (x)*	10,864	75,939
Barnes & Noble Education, Inc.*	2,531	25,690
Barnes & Noble, Inc.	4,013	45,548
Big 5 Sporting Goods Corp.	1,297	12,023
Boot Barn Holdings, Inc. (x)*	844	7,275
Buckle, Inc. (x)	1,821	47,328
Build-A-Bear Workshop, Inc.*	803	10,776
Caleres, Inc.	49,168	1,190,357
Cato Corp., Class A	45,625	1,720,975
Chico’s FAS, Inc.	8,343	89,354
Children’s Place, Inc. (x)	1,204	96,537
Citi Trends, Inc.	999	15,514
Conn’s, Inc. (x)*	1,514	11,385
Container Store Group, Inc. (x)*	1,134	6,067

Destination XL Group, Inc.*	2,166	$9,899
DSW, Inc., Class A	4,296	90,989
Express, Inc.*	4,766	69,155
Finish Line, Inc., Class A	2,654	53,584
Five Below, Inc.*	3,389	157,283
Francesca’s Holdings Corp.*	2,652	29,305
Genesco, Inc.*	20,415	1,312,889
GNC Holdings, Inc., Class A	4,386	106,536
Group 1 Automotive, Inc.	1,331	65,698
Guess?, Inc. (x)	3,913	58,891
Haverty Furniture Cos., Inc.	1,320	23,800
Hibbett Sports, Inc. (x)*	1,424	49,541
Kirkland’s, Inc.*	868	12,742
Lithia Motors, Inc., Class A	1,518	107,884
Lumber Liquidators Holdings, Inc. (x)*	1,764	27,201
MarineMax, Inc.*	1,507	25,574
Mattress Firm Holding Corp. (x)*	1,076	36,100
Monro Muffler Brake, Inc.	1,988	126,357
Office Depot, Inc.*	35,296	116,830
Outerwall, Inc. (x)	1,070	44,940
Party City Holdco, Inc.*	1,637	22,771
Pier 1 Imports, Inc. (x)	5,309	27,288
Rent-A-Center, Inc.	3,284	40,327
Restoration Hardware Holdings, Inc. (x)*	2,473	70,926
Sears Hometown and Outlet Stores, Inc.*	625	4,212
Select Comfort Corp.*	3,034	64,867
Shoe Carnival, Inc.	938	23,506
Sonic Automotive, Inc., Class A	1,794	30,695
Sportsman’s Warehouse Holdings, Inc. (x)*	1,643	13,243
Stage Stores, Inc. (x)	1,338	6,529
Stein Mart, Inc.	1,927	14,876
Tailored Brands, Inc. (x)	3,094	39,170
Tile Shop Holdings, Inc. (x)*	2,075	41,251
Tilly’s, Inc., Class A*	807	4,673
Vitamin Shoppe, Inc.*	1,545	47,231
West Marine, Inc.*	76,666	643,228
Winmark Corp.	138	13,754
Zumiez, Inc.*	1,305	18,675

		7,428,785

Textiles, Apparel & Luxury Goods (1.1%)
Columbia Sportswear Co.	1,723	99,141
Crocs, Inc.*	167,580	1,890,302
Culp, Inc.	677	18,706
Deckers Outdoor Corp.*	2,075	119,354
Delta Apparel, Inc.*	443	9,990
Fossil Group, Inc. (x)*	2,676	76,346
G-III Apparel Group Ltd.*	2,744	125,456
Iconix Brand Group, Inc. (x)*	2,725	18,421
Movado Group, Inc.	1,036	22,460
Oxford Industries, Inc.	967	54,752
Perry Ellis International, Inc.*	781	15,714
Sequential Brands Group, Inc. (x)*	2,486	19,838
Steven Madden Ltd.*	3,931	134,362
Superior Uniform Group, Inc.	505	9,640
Tumi Holdings, Inc.*	3,609	96,505
Unifi, Inc.*	976	26,576

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Vera Bradley, Inc.*	1,302	$18,449
Vince Holding Corp. (x)*	1,414	7,749
Wolverine World Wide, Inc.	6,193	125,842

		2,889,603

Total Consumer Discretionary		31,123,167

Consumer Staples (3.4%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	565	96,632
Coca-Cola Bottling Co. Consolidated	304	44,831
Craft Brew Alliance, Inc. (x)*	776	8,939
MGP Ingredients, Inc.	799	30,546
National Beverage Corp.*	750	47,107
Primo Water Corp.*	1,317	15,554

		243,609

Food & Staples Retailing (0.2%)
Andersons, Inc.	1,718	61,058
Chefs’ Warehouse, Inc. (x)*	1,186	18,976
Ingles Markets, Inc., Class A	884	32,973
Natural Grocers by Vitamin Cottage, Inc. (x)*	543	7,086
Performance Food Group Co.*	2,388	64,261
PriceSmart, Inc.	1,284	120,144
Smart & Final Stores, Inc.*	1,559	23,213
SpartanNash Co.	2,289	69,998
SUPERVALU, Inc.*	16,739	79,008
United Natural Foods, Inc.*	3,164	148,075
Village Super Market, Inc., Class A	503	14,532
Weis Markets, Inc.	615	31,088

		670,412

Food Products (2.8%)
AGT Food & Ingredients, Inc.	7,800	214,267
Alico, Inc.	269	8,137
Amplify Snack Brands, Inc. (x)*	1,866	27,524
B&G Foods, Inc.	3,928	189,330
Calavo Growers, Inc.	988	66,196
Cal-Maine Foods, Inc. (x)	1,942	86,069
Dairy Crest Group plc	49,906	357,439
Darling Ingredients, Inc.*	10,417	155,213
Dean Foods Co.	5,967	107,943
Farmer Brothers Co.*	521	16,703
Fresh Del Monte Produce, Inc.	2,065	112,398
Freshpet, Inc. (x)*	1,450	13,529
GrainCorp Ltd., Class A	47,000	304,245
Inventure Foods, Inc.*	1,372	10,715
J&J Snack Foods Corp.	958	114,261
John B. Sanfilippo & Son, Inc.	554	23,617
Lancaster Colony Corp.	1,200	153,132
Landec Corp.*	88,823	955,735
Lifeway Foods, Inc.*	327	3,162
Limoneira Co. (x)	791	13,937
Maple Leaf Foods, Inc. (x)	164,200	3,506,543
Omega Protein Corp.*	24,387	487,496
Sanderson Farms, Inc.	1,282	111,072
Seaboard Corp.*	17	48,801
Seneca Foods Corp., Class A*	374	13,543

Snyder’s-Lance, Inc.	5,138	$174,127
Tootsie Roll Industries, Inc.	1,103	42,499

		7,317,633

Household Products (0.1%)
Central Garden & Pet Co.*	599	13,675
Central Garden & Pet Co., Class A*	2,185	47,436
HRG Group, Inc.*	7,574	103,991
Oil-Dri Corp. of America	329	11,361
Orchids Paper Products Co. (x)	592	21,058
WD-40 Co.	909	106,762

		304,283

Personal Products (0.1%)
Avon Products, Inc.	28,072	106,112
Elizabeth Arden, Inc.*	1,651	22,718
Inter Parfums, Inc.	1,104	31,541
Lifevantage Corp. (x)*	868	11,805
Medifast, Inc.	724	24,087
Natural Health Trends Corp. (x)	440	12,404
Nature’s Sunshine Products, Inc.	705	6,719
Nutraceutical International Corp.*	518	11,992
Revlon, Inc., Class A*	743	23,910
Synutra International, Inc.*	1,505	5,734
USANA Health Sciences, Inc.*	326	36,326

		293,348

Tobacco (0.1%)
Alliance One International, Inc.*	510	7,854
Turning Point Brands, Inc.*	363	3,728
Universal Corp.	1,439	83,088
Vector Group Ltd. (x)	5,656	126,807

		221,477

Total Consumer Staples		9,050,762

Energy (3.8%)
Energy Equipment & Services (2.5%)
Archrock, Inc.	4,415	41,589
Atwood Oceanics, Inc. (x)	3,947	49,417
Bristow Group, Inc.	2,283	26,049
CARBO Ceramics, Inc. (x)	1,258	16,480
Dawson Geophysical Co.*	1,228	10,008
Era Group, Inc.*	1,246	11,712
Exterran Corp.*	2,132	27,396
Fairmount Santrol Holdings, Inc. (x)*	4,191	32,313
Forum Energy Technologies, Inc.*	3,830	66,297
Geospace Technologies Corp. (x)*	814	13,325
Helix Energy Solutions Group, Inc.*	75,216	508,460
Hornbeck Offshore Services, Inc. (x)*	2,113	17,622
Hunting plc	204,500	1,312,656
Independence Contract Drilling, Inc. (x)*	1,840	9,991
Matrix Service Co.*	1,756	28,957

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares		Value (Note 1)

McDermott International, Inc.*	15,440		$76,274
Natural Gas Services Group, Inc.*	5,981		136,965
Newpark Resources, Inc.*	5,579		32,302
Oil States International, Inc.*	61,874		2,034,417
Parker Drilling Co.*	7,855		17,988
PHI, Inc. (Non-Voting)*	768		13,732
Pioneer Energy Services Corp.*	4,456		20,498
RigNet, Inc.*	828		11,087
SEACOR Holdings, Inc.*	1,019		59,051
Seadrill Ltd. (x)*	24,107		78,107
Tesco Corp.	2,407		16,103
TETRA Technologies, Inc.*	5,285		33,666
Tidewater, Inc. (x)	3,032		13,371
U.S. Silica Holdings, Inc. (x)	4,090		140,982
Unit Corp.*	104,116		1,620,045
Willbros Group, Inc. (x)*	2,656		6,720

			6,483,580

Oil, Gas & Consumable Fuels (1.3%)
Abraxas Petroleum Corp.*	6,790		7,673
Adams Resources & Energy, Inc.	144		5,544
Alon USA Energy, Inc.	2,058		13,336
Ardmore Shipping Corp.	1,226		8,300
Bill Barrett Corp. (x)*	2,867		18,320
California Resources Corp. (x)	2,012		24,546
Callon Petroleum Co.*	7,745		86,976
Carrizo Oil & Gas, Inc.*	3,595		128,881
Clayton Williams Energy, Inc. (x)*	378		10,380
Clean Energy Fuels Corp. (x)*	5,519		19,151
Cobalt International Energy, Inc.*	25,841		34,627
Contango Oil & Gas Co.*	1,188		14,541
CVR Energy, Inc. (x)	997		15,454
Delek U.S. Holdings, Inc.	3,921		51,796
Denbury Resources, Inc.*	22,404		80,430
DHT Holdings, Inc.	5,648		28,409
Dorian LPG Ltd.*	1,754		12,366
Earthstone Energy, Inc.*	74		798
Eclipse Resources Corp. (x)*	3,333		11,132
Energen Corp.	29,100		1,402,911
EP Energy Corp., Class A (x)*	2,429		12,582
Erin Energy Corp. (x)*	923		2,224
Evolution Petroleum Corp.	1,671		9,140
EXCO Resources, Inc.*	8,905		11,577
Frontline Ltd. (x)	4,121		32,432
GasLog Ltd. (x)	2,711		35,189
Gener8 Maritime, Inc.*	2,466		15,782
Golar LNG Ltd.	5,655		87,653
Green Plains, Inc.	2,309		45,534
Isramco, Inc.*	62		5,100
Jones Energy, Inc., Class A*	2,061		8,491
Matador Resources Co. (x)*	5,296		104,861
Navios Maritime Acquisition Corp.	5,164		8,107
Nordic American Tankers Ltd. (x)	5,653		78,520
Northern Oil and Gas, Inc. (x)*	2,991		13,818
Oasis Petroleum, Inc.*	11,216		104,757
Overseas Shipholding Group, Inc., Class A	2,291		25,178
Pacific Ethanol, Inc.*	2,202		12,001
Panhandle Oil and Gas, Inc., Class A	876		14,603

Par Pacific Holdings, Inc.*	1,767		$27,106
PDC Energy, Inc.*	2,947		169,777
Renewable Energy Group, Inc.*	2,819		24,892
REX American Resources Corp.*	393		23,513
Ring Energy, Inc.*	2,255		19,889
RSP Permian, Inc.*	5,027		175,392
Sanchez Energy Corp. (x)*	3,410		24,075
Scorpio Tankers, Inc.	10,455		43,911
SemGroup Corp., Class A	2,828		92,080
Ship Finance International Ltd. (x)	3,729		54,965
Stone Energy Corp.*	—	@	5
Synergy Resources Corp.*	11,902		79,267
Teekay Corp.	2,759		19,672
Teekay Tankers Ltd., Class A	7,349		21,900
W&T Offshore, Inc. (x)*	2,554		5,925
Western Refining, Inc. (x)	4,406		90,896
Westmoreland Coal Co.*	1,259		11,986

			3,488,371

Total Energy			9,971,951

Financials (19.0%)
Banks (6.4%)
1st Source Corp.	1,062		34,398
Access National Corp.	479		9,345
ACNB Corp. (x)	360		9,040
Allegiance Bancshares, Inc.*	687		17,093
American National Bankshares, Inc.	594		14,957
Ameris Bancorp	2,176		64,627
Ames National Corp.	601		16,119
Arrow Financial Corp.	751		22,748
Atlantic Capital Bancshares, Inc. (x)*	1,074		15,530
Avenue Financial Holdings, Inc.*	526		10,336
Banc of California, Inc.	3,211		58,119
BancFirst Corp.	466		28,109
Banco Latinoamericano de Comercio Exterior S.A., Class E	1,939		51,383
Bancorp, Inc.*	2,096		12,618
BancorpSouth, Inc.	5,549		125,907
Bank of Marin Bancorp/California	374		18,090
Bank of the Ozarks, Inc.	5,374		201,632
Bankwell Financial Group, Inc.	355		7,831
Banner Corp.	1,912		81,336
Bar Harbor Bankshares	386		13,549
BBCN Bancorp, Inc.	5,003		74,645
Berkshire Hills Bancorp, Inc.	1,921		51,713
Blue Hills Bancorp, Inc.	1,605		23,690
BNC Bancorp	36,211		822,352
Boston Private Financial Holdings, Inc.	5,072		59,748
Bridge Bancorp, Inc.	1,060		30,104
Brookline Bancorp, Inc.	4,513		49,778
Bryn Mawr Bank Corp.	1,052		30,718
BSB Bancorp, Inc./Massachusetts*	516		11,687
C&F Financial Corp.	197		8,818
C1 Financial, Inc.*	412		9,612

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Camden National Corp.	643	$27,006
Capital Bank Financial Corp., Class A	1,281	36,893
Capital City Bank Group, Inc.	769	10,704
Cardinal Financial Corp.	1,939	42,542
Carolina Financial Corp.	636	11,880
Cascade Bancorp*	2,034	11,268
Cathay General Bancorp	4,758	134,176
CenterState Banks, Inc.	2,957	46,573
Central Pacific Financial Corp.	1,917	45,241
Central Valley Community Bancorp	526	7,364
Century Bancorp, Inc./Massachusetts, Class A	234	9,905
Chemical Financial Corp. (x)	65,394	2,438,542
Chemung Financial Corp. (x)	185	5,430
Citizens & Northern Corp.	825	16,682
City Holding Co.	943	42,878
CNB Financial Corp./Pennsylvania	900	16,020
CoBiz Financial, Inc.	2,366	27,682
Codorus Valley Bancorp, Inc.	466	9,492
Columbia Banking System, Inc.	50,663	1,421,604
Community Bank System, Inc.	2,752	113,080
Community Trust Bancorp, Inc.	1,012	35,076
CommunityOne Bancorp*	867	10,959
ConnectOne Bancorp, Inc.	1,966	30,847
County Bancorp, Inc. (x)	279	5,753
CU Bancorp*	952	21,639
Customers Bancorp, Inc.*	1,621	40,736
CVB Financial Corp.	6,490	106,371
Eagle Bancorp, Inc.*	1,960	94,296
Enterprise Bancorp, Inc./Massachusetts (x)	546	13,099
Enterprise Financial Services Corp.	1,205	33,607
Equity Bancshares, Inc., Class A*	306	6,775
F.N.B. Corp./Pennsylvania	13,420	168,287
Farmers Capital Bank Corp.	524	14,331
Farmers National Banc Corp.	1,486	13,077
FCB Financial Holdings, Inc., Class A*	1,921	65,314
Fidelity Southern Corp.	1,309	20,512
Financial Institutions, Inc.	903	23,541
First Bancorp, Inc./Maine	718	15,466
First Bancorp/North Carolina	1,245	21,887
First BanCorp/Puerto Rico*	7,608	30,204
First Busey Corp.	1,986	42,481
First Business Financial Services, Inc.	588	13,800
First Citizens BancShares, Inc./North Carolina, Class A	485	125,571
First Commonwealth Financial Corp.	5,615	51,658
First Community Bancshares, Inc./Virginia	979	21,969
First Community Financial Partners, Inc. (x)*	805	7,084
First Connecticut Bancorp, Inc./Connecticut	970	16,063
First Financial Bancorp	3,826	74,416

First Financial Bankshares, Inc. (x)	4,060	$133,127
First Financial Corp./Indiana	702	25,707
First Financial Northwest, Inc.	529	7,025
First Foundation, Inc.*	837	17,996
First Internet Bancorp	321	7,646
First Interstate BancSystem, Inc., Class A	1,277	35,884
First Merchants Corp.	2,593	64,643
First Mid-Illinois Bancshares, Inc. (x)	339	8,475
First Midwest Bancorp, Inc./Illinois	5,128	90,048
First NBC Bank Holding Co.*	1,017	17,075
First Northwest Bancorp (x)*	672	8,561
First of Long Island Corp.	902	25,860
FirstMerit Corp.	10,575	214,355
Flushing Financial Corp.	1,893	37,633
Franklin Financial Network, Inc.*	600	18,816
Fulton Financial Corp.	11,060	149,310
German American Bancorp, Inc.	855	27,334
Glacier Bancorp, Inc.	4,864	129,285
Great Southern Bancorp, Inc.	677	25,029
Great Western Bancorp, Inc.	3,779	119,190
Green Bancorp, Inc.*	1,260	10,987
Guaranty Bancorp	1,046	17,468
Hampton Roads Bankshares, Inc.*	1,859	3,328
Hancock Holding Co.	4,922	128,513
Hanmi Financial Corp.	1,994	46,839
Heartland Financial USA, Inc.	1,396	49,265
Heritage Commerce Corp.	1,627	17,132
Heritage Financial Corp./Washington	1,964	34,527
Heritage Oaks Bancorp	1,463	11,616
Hilltop Holdings, Inc.*	4,830	101,382
Home BancShares, Inc./Arkansas	7,735	153,076
HomeTrust Bancshares, Inc.*	1,090	20,165
Horizon Bancorp/Indiana	792	19,911
IBERIABANK Corp.	2,615	156,194
Independent Bank Corp./Massachusetts	1,646	75,222
Independent Bank Corp./Michigan	1,228	17,818
Independent Bank Group, Inc.	704	30,209
International Bancshares Corp.	3,488	91,002
Investors Bancorp, Inc.	19,058	211,163
Lakeland Bancorp, Inc.	2,405	27,369
Lakeland Financial Corp.	37,522	1,763,909
LCNB Corp. (x)	509	8,042
LegacyTexas Financial Group, Inc.	2,838	76,371
Live Oak Bancshares, Inc.	1,224	17,271
Macatawa Bank Corp.	1,606	11,917
MainSource Financial Group, Inc.	1,406	31,002
MB Financial, Inc.	4,486	162,752
MBT Financial Corp.	1,098	8,784
Mercantile Bank Corp.	1,091	26,031
Merchants Bancshares, Inc./Vermont	336	10,241
Middleburg Financial Corp.	285	7,752

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Midland States Bancorp, Inc.*	225	$4,880
MidWestOne Financial Group, Inc.	553	15,794
MutualFirst Financial, Inc. (x)	314	8,588
National Bank Holdings Corp., Class A	1,758	35,793
National Bankshares, Inc./Virginia (x)	462	16,133
National Commerce Corp.*	528	12,313
NBT Bancorp, Inc.	2,734	78,274
Nicolet Bankshares, Inc. (x)*	449	17,098
Northrim BanCorp, Inc.	408	10,726
OFG Bancorp	2,943	24,427
Old Line Bancshares, Inc.	505	9,090
Old National Bancorp/Indiana	8,233	103,159
Old Second Bancorp, Inc.	1,744	11,912
Opus Bank	1,096	37,045
Orrstown Financial Services, Inc.	426	7,689
Pacific Continental Corp.	1,209	18,993
Pacific Mercantile Bancorp*	905	6,425
Pacific Premier Bancorp, Inc.*	1,686	40,464
Park National Corp.	851	78,105
Park Sterling Corp.	3,235	22,936
Peapack-Gladstone Financial Corp.	996	18,436
Penns Woods Bancorp, Inc. (x)	316	13,269
Peoples Bancorp, Inc./Ohio	29,390	640,408
Peoples Financial Services Corp. (x)	469	18,357
People’s Utah Bancorp	803	13,330
Pinnacle Financial Partners, Inc.	2,562	125,154
Preferred Bank/California	753	21,743
Premier Financial Bancorp, Inc. (x)	506	8,526
PrivateBancorp, Inc.	5,023	221,163
Prosperity Bancshares, Inc.	4,284	218,441
QCR Holdings, Inc.	759	20,637
Renasant Corp.	2,608	84,317
Republic Bancorp, Inc./Kentucky, Class A	541	14,948
Republic First Bancorp, Inc.*	2,092	9,017
S&T Bancorp, Inc.	2,110	51,589
Sandy Spring Bancorp, Inc.	1,474	42,834
Seacoast Banking Corp. of Florida*	1,880	30,531
ServisFirst Bancshares, Inc. (x)	1,477	72,949
Shore Bancshares, Inc.	753	8,848
Sierra Bancorp	841	14,036
Simmons First National Corp., Class A	1,891	87,336
South State Corp.	1,501	102,143
Southern First Bancshares, Inc.*	356	8,580
Southern National Bancorp of Virginia, Inc. (x)	661	8,031
Southside Bancshares, Inc.	1,616	49,967
Southwest Bancorp, Inc./Oklahoma	1,170	19,808
State Bank Financial Corp.	2,328	47,375
Sterling Bancorp/Delaware	8,097	127,123
Stock Yards Bancorp, Inc.	1,442	40,694
Stonegate Bank	715	23,073
Suffolk Bancorp	805	25,205

Summit Financial Group, Inc. (x)	508	$8,890
Sun Bancorp, Inc./New Jersey*	651	13,450
Talmer Bancorp, Inc., Class A	3,744	71,772
Texas Capital Bancshares, Inc.*	2,952	138,036
Tompkins Financial Corp.	929	60,385
Towne Bank/Virginia (x)	3,562	77,117
TriCo Bancshares	1,312	36,211
TriState Capital Holdings, Inc.*	1,362	18,700
Triumph Bancorp, Inc.*	1,045	16,720
Trustmark Corp.	4,260	105,861
UMB Financial Corp.	2,866	152,500
Umpqua Holdings Corp.	14,107	218,235
Union Bankshares Corp.	2,804	69,287
Union Bankshares, Inc./Vermont (x)	232	8,436
United Bankshares, Inc./West Virginia (x)	4,208	157,842
United Community Banks, Inc./Georgia	4,456	81,500
Univest Corp. of Pennsylvania	1,227	25,792
Valley National Bancorp	15,799	144,087
Veritex Holdings, Inc. (x)*	501	8,026
Washington Trust Bancorp, Inc.	964	36,555
WashingtonFirst Bankshares, Inc. (x)	494	10,675
Webster Financial Corp.	5,869	199,253
WesBanco, Inc.	2,275	70,639
West Bancorp, Inc.	1,007	18,720
Westamerica Bancorp (x)	1,578	77,732
Wilshire Bancorp, Inc.	4,562	47,536
Wintrust Financial Corp.	3,095	157,845
Yadkin Financial Corp.	3,193	80,112
Your Community Bankshares, Inc. (x)	310	11,520

		16,966,816

Capital Markets (0.5%)
Actua Corp.*	2,320	20,950
Arlington Asset Investment Corp., Class A (x)	1,322	17,199
Associated Capital Group, Inc., Class A	292	8,375
B. Riley Financial, Inc. (x)	551	5,279
BGC Partners, Inc., Class A	13,887	120,956
Calamos Asset Management, Inc., Class A	1,249	9,130
Cohen & Steers, Inc.	1,336	54,028
Cowen Group, Inc., Class A (x)*	6,473	19,160
Diamond Hill Investment Group, Inc.	194	36,553
Evercore Partners, Inc., Class A	2,500	110,475
FBR & Co. (x)	366	5,464
Fifth Street Asset Management, Inc.	418	1,689
Financial Engines, Inc. (x)	3,413	88,294
GAMCO Investors, Inc., Class A	298	9,765
Greenhill & Co., Inc.	1,725	27,773
Hennessy Advisors, Inc. (x)	183	6,125
Houlihan Lokey, Inc.	768	17,180
INTL FCStone, Inc.*	1,001	27,317
Investment Technology Group, Inc.	2,080	34,778

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Janus Capital Group, Inc.	9,169	$127,633
KCG Holdings, Inc., Class A*	3,356	44,635
Ladenburg Thalmann Financial Services, Inc. (x)*	7,254	17,119
Manning & Napier, Inc.	904	8,588
Medley Management, Inc., Class A (x)	485	2,852
Moelis & Co., Class A	1,129	25,403
OM Asset Management plc	2,558	34,149
Oppenheimer Holdings, Inc., Class A	733	11,332
Piper Jaffray Cos.*	980	36,946
PJT Partners, Inc., Class A (x)	1,124	25,852
Pzena Investment Management, Inc., Class A	837	6,370
Safeguard Scientifics, Inc.*	1,415	17,673
Silvercrest Asset Management Group, Inc., Class A (x)	414	5,067
Stifel Financial Corp.*	4,106	129,134
Virtu Financial, Inc., Class A	1,609	28,962
Virtus Investment Partners, Inc.	383	27,262
Waddell & Reed Financial, Inc., Class A	1,996	34,371
Walter Investment Management Corp. (x)*	1,182	3,262
Westwood Holdings Group, Inc.	498	25,796
WisdomTree Investments, Inc. (x)	7,232	70,801

		1,303,697

Consumer Finance (0.2%)
Cash America International, Inc.	1,582	67,425
Encore Capital Group, Inc. (x)*	1,572	36,989
Enova International, Inc.*	1,601	11,783
EZCORP, Inc., Class A*	3,397	25,681
First Cash Financial Services, Inc.	1,736	89,109
Green Dot Corp., Class A*	2,829	65,039
LendingClub Corp. (x)*	21,008	90,334
Nelnet, Inc., Class A	1,301	45,210
PRA Group, Inc. (x)*	2,945	71,092
Regional Management Corp.*	659	9,661
World Acceptance Corp. (x)*	391	17,830

		530,153

Diversified Financial Services (0.1%)
BBX Capital Corp., Class A*	203	3,120
FNFV Group*	4,316	49,504
GAIN Capital Holdings, Inc.	2,265	14,315
Marlin Business Services Corp.	606	9,878
NewStar Financial, Inc.*	1,674	14,095
On Deck Capital, Inc. (x)*	2,999	15,445
PICO Holdings, Inc.*	1,624	15,363
Resource America, Inc., Class A	678	6,590
Tiptree Financial, Inc., Class A	2,022	11,081

		139,391

Insurance (4.3%)
Ambac Financial Group, Inc.*	2,782	45,792
American Equity Investment Life Holding Co.	5,160	73,530
AMERISAFE, Inc.	1,189	72,791
Argo Group International Holdings Ltd.	1,847	95,839

Arthur J. Gallagher & Co.	21,000	$999,600
Aspen Insurance Holdings Ltd.	48,100	2,230,878
Atlas Financial Holdings, Inc.*	757	13,036
Baldwin & Lyons, Inc., Class B	647	15,955
Blue Capital Reinsurance Holdings Ltd. (x)	342	6,330
Citizens, Inc./Texas (x)*	2,816	21,402
CNO Financial Group, Inc.	11,462	200,127
Crawford & Co., Class B	774	6,571
Donegal Group, Inc., Class A	553	9,119
eHealth, Inc.*	1,172	16,431
EMC Insurance Group, Inc.	477	13,222
Employers Holdings, Inc.	2,000	58,040
Endurance Specialty Holdings Ltd.	3,091	207,592
Enstar Group Ltd.*	727	117,767
FBL Financial Group, Inc., Class A	621	37,676
Federated National Holding Co.	815	15,518
Fidelity & Guaranty Life (x)	708	16,411
Genworth Financial, Inc., Class A*	23,534	60,718
Global Indemnity plc*	518	14,261
Greenlight Capital Reinsurance Ltd., Class A*	1,851	37,316
Hallmark Financial Services, Inc.*	1,007	11,671
Hanover Insurance Group, Inc.	20,100	1,700,862
HCI Group, Inc.	576	15,713
Heritage Insurance Holdings, Inc.	1,658	19,846
Horace Mann Educators Corp.	2,605	88,023
Independence Holding Co.	490	8,805
Infinity Property & Casualty Corp.	701	56,543
Investors Title Co. (x)	87	8,287
James River Group Holdings Ltd.	908	30,836
Kemper Corp.	2,533	78,472
Maiden Holdings Ltd.	3,737	45,741
MBIA, Inc.*	8,386	57,276
National General Holdings Corp.	3,089	66,166
National Interstate Corp.	475	14,369
National Western Life Group, Inc., Class A	147	28,705
Navigators Group, Inc.	717	65,942
Old Republic International Corp.	91,900	1,772,751
OneBeacon Insurance Group Ltd., Class A	1,352	18,658
Patriot National, Inc. (x)*	598	4,892
Primerica, Inc.	3,006	172,063
RLI Corp.	2,438	167,686
Safety Insurance Group, Inc.	940	57,885
Selective Insurance Group, Inc.	3,580	136,792
State Auto Financial Corp.	976	21,384
State National Cos., Inc.	2,116	22,281
Stewart Information Services Corp.	1,403	58,098
Third Point Reinsurance Ltd.*	4,242	49,716
Trupanion, Inc. (x)*	1,098	14,548
United Fire Group, Inc.	1,375	58,341
United Insurance Holdings Corp. (x)	1,128	18,477
Universal Insurance Holdings, Inc. (x)	1,968	36,565

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Validus Holdings Ltd.	41,500	$2,016,485
WMIH Corp.*	12,817	28,454

		11,338,255

Real Estate Investment Trusts (REITs) (5.9%)
Acadia Realty Trust (REIT)	4,530	160,906
AG Mortgage Investment Trust, Inc. (REIT)	1,902	27,465
Agree Realty Corp. (REIT)	1,484	71,588
Alexander’s, Inc. (REIT)	131	53,609
Altisource Residential Corp. (REIT)	3,343	30,722
American Assets Trust, Inc. (REIT)	2,496	105,930
American Capital Mortgage Investment Corp. (REIT)	2,851	45,017
Anworth Mortgage Asset Corp. (REIT)	5,795	27,237
Apollo Commercial Real Estate Finance, Inc. (REIT) (x)	3,745	60,182
Apollo Residential Mortgage, Inc. (REIT)	2,134	28,596
Ares Commercial Real Estate Corp. (REIT) (x)	1,825	22,429
Armada Hoffler Properties, Inc. (REIT)	1,872	25,721
ARMOUR Residential REIT, Inc. (REIT) (x)	2,253	45,055
Ashford Hospitality Prime, Inc. (REIT)	1,758	24,858
Ashford Hospitality Trust, Inc. (REIT)	5,011	26,909
Bluerock Residential Growth REIT, Inc. (REIT)	1,361	17,693
Brandywine Realty Trust (REIT)	113,800	1,911,840
Capstead Mortgage Corp. (REIT) (x)	6,040	58,588
CareTrust REIT, Inc. (REIT)	3,646	50,242
CatchMark Timber Trust, Inc. (REIT), Class A	2,465	30,122
CBL & Associates Properties, Inc. (REIT)	10,738	99,971
Cedar Realty Trust, Inc. (REIT)	5,621	41,764
Chatham Lodging Trust (REIT)	2,288	50,290
Chesapeake Lodging Trust (REIT)	3,749	87,164
City Office REIT, Inc. (REIT) (x)	1,162	15,083
Colony Capital, Inc. (REIT), Class A (x)	7,186	110,305
Colony Starwood Homes (REIT) (x)	4,151	126,273
Community Healthcare Trust, Inc. (REIT)	788	16,658
CorEnergy Infrastructure Trust, Inc. (REIT) (x)	801	23,109
CoreSite Realty Corp. (REIT)	2,149	190,595
Cousins Properties, Inc. (REIT)	13,345	138,788
CYS Investments, Inc. (REIT)	9,820	82,193
DiamondRock Hospitality Co. (REIT)	12,678	114,482
DuPont Fabros Technology, Inc. (REIT)	4,777	227,099

Dynex Capital, Inc. (REIT)	2,715	$18,842
Easterly Government Properties, Inc. (REIT)	1,495	29,496
EastGroup Properties, Inc. (REIT)	2,025	139,563
Education Realty Trust, Inc. (REIT)	4,258	196,464
Farmland Partners, Inc. (REIT)	725	8,207
FelCor Lodging Trust, Inc. (REIT)	8,437	52,563
First Industrial Realty Trust, Inc. (REIT)	7,426	206,591
First Potomac Realty Trust (REIT)	3,828	35,218
Four Corners Property Trust, Inc. (REIT)	2,559	52,690
Franklin Street Properties Corp. (REIT)	6,151	75,473
Geo Group, Inc. (REIT)	4,756	162,560
Getty Realty Corp. (REIT)	1,593	34,170
Gladstone Commercial Corp. (REIT)	1,279	21,602
Global Net Lease, Inc. (REIT)	10,808	85,924
Government Properties Income Trust (REIT)	4,307	99,319
Gramercy Property Trust (REIT)	26,945	248,433
Great Ajax Corp. (REIT)	797	11,054
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	2,353	50,825
Hatteras Financial Corp. (REIT)	6,158	100,991
Healthcare Realty Trust, Inc. (REIT)	6,677	233,628
Hersha Hospitality Trust (REIT)	2,658	45,585
Hudson Pacific Properties, Inc. (REIT)	4,995	145,754
Independence Realty Trust, Inc. (REIT)	2,541	20,785
InfraREIT, Inc. (REIT)	2,507	43,973
Invesco Mortgage Capital, Inc. (REIT)	7,176	98,239
Investors Real Estate Trust (REIT)	7,632	49,379
iStar, Inc. (REIT)*	4,672	44,805
Kite Realty Group Trust (REIT)	5,325	149,260
Ladder Capital Corp. (REIT)	2,478	30,232
LaSalle Hotel Properties (REIT)	6,830	161,051
Lexington Realty Trust (REIT)	14,628	147,889
LTC Properties, Inc. (REIT)	77,815	4,025,370
Mack-Cali Realty Corp. (REIT)	5,702	153,954
Medical Properties Trust, Inc. (REIT)	15,163	230,629
Monmouth Real Estate Investment Corp. (REIT)	3,874	51,369
Monogram Residential Trust, Inc. (REIT) (x)	10,758	109,839
National Health Investors, Inc. (REIT)	2,382	178,864
National Storage Affiliates Trust (REIT)	1,517	31,584
New Residential Investment Corp. (REIT)	14,497	200,639

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

New Senior Investment Group, Inc. (REIT)	4,734	$50,559
New York Mortgage Trust, Inc. (REIT) (x)	7,005	42,731
New York REIT, Inc. (REIT)	10,376	95,978
NexPoint Residential Trust, Inc. (REIT)	1,115	20,293
NorthStar Realty Europe Corp. (REIT)	3,721	34,419
One Liberty Properties, Inc. (REIT)	814	19,414
Orchid Island Capital, Inc. (REIT) (x)	1,535	15,795
Owens Realty Mortgage, Inc. (REIT) (x)	607	10,101
Parkway Properties, Inc. (REIT)	5,214	87,230
Pebblebrook Hotel Trust (REIT)	4,555	119,569
Pennsylvania Real Estate Investment Trust (REIT)	4,290	92,021
PennyMac Mortgage Investment Trust (REIT)‡	4,225	68,572
Physicians Realty Trust (REIT)	8,654	181,821
Potlatch Corp. (REIT)	2,592	88,387
Preferred Apartment Communities, Inc. (REIT), Class A	1,546	22,757
PS Business Parks, Inc. (REIT)	1,264	134,085
QTS Realty Trust, Inc. (REIT), Class A	3,002	168,052
RAIT Financial Trust (REIT)	6,074	19,012
Ramco-Gershenson Properties Trust (REIT)	5,021	98,462
Redwood Trust, Inc. (REIT)	4,989	68,898
Resource Capital Corp. (REIT) (x)	1,881	24,190
Retail Opportunity Investments Corp. (REIT)	6,354	137,691
Rexford Industrial Realty, Inc. (REIT)	4,217	88,937
RLJ Lodging Trust (REIT)	7,820	167,739
Rouse Properties, Inc. (REIT)	2,397	43,745
Ryman Hospitality Properties, Inc. (REIT)	2,745	139,034
Sabra Health Care REIT, Inc. (REIT)	4,050	83,572
Saul Centers, Inc. (REIT)	611	37,705
Select Income REIT (REIT)	4,056	105,415
Seritage Growth Properties (REIT), Class A (x)	1,591	79,295
Silver Bay Realty Trust Corp. (REIT)	2,147	36,563
STAG Industrial, Inc. (REIT)	4,386	104,431
Summit Hotel Properties, Inc. (REIT)	5,497	72,780
Sunstone Hotel Investors, Inc. (REIT)	13,870	167,411
Terreno Realty Corp. (REIT)	2,655	68,685
Tier REIT, Inc. (REIT) (x)	3,004	46,051
UMH Properties, Inc. (REIT)	1,530	17,213
United Development Funding IV (REIT) (b)†	1,991	5,416
Universal Health Realty Income Trust (REIT)	786	44,944

Urban Edge Properties (REIT)	5,750	$171,695
Urstadt Biddle Properties, Inc. (REIT), Class A	1,676	41,531
Washington Real Estate Investment Trust (REIT)	4,692	147,610
Western Asset Mortgage Capital Corp. (REIT) (x)	2,888	27,118
Whitestone REIT (REIT)	1,724	25,998
WP Glimcher, Inc. (REIT)	11,814	132,199
Xenia Hotels & Resorts, Inc. (REIT)	6,624	111,151

		15,497,571

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.	2,985	107,878
Altisource Portfolio Solutions S.A. (x)*	750	20,880
AV Homes, Inc.*	865	10,570
Consolidated-Tomoka Land Co. (x)	280	13,292
Forestar Group, Inc.*	2,209	26,265
FRP Holdings, Inc.*	459	15,835
HFF, Inc., Class A	2,296	66,308
Kennedy-Wilson Holdings, Inc.	5,311	100,697
Marcus & Millichap, Inc.*	889	22,589
RE/MAX Holdings, Inc., Class A	1,141	45,937
RMR Group, Inc., Class A	415	12,853
St. Joe Co.*	1,965	34,820
Stratus Properties, Inc.*	391	7,323
Tejon Ranch Co.*	881	20,827
Trinity Place Holdings, Inc. (x)*	1,020	7,844

		513,918

Thrifts & Mortgage Finance (1.4%)
Astoria Financial Corp.	5,744	88,056
Bank Mutual Corp.	2,506	19,246
BankFinancial Corp.	981	11,762
Bear State Financial, Inc.	1,109	10,458
Beneficial Bancorp, Inc.*	4,446	56,553
BofI Holding, Inc. (x)*	3,894	68,963
Capitol Federal Financial, Inc.	8,188	114,223
Charter Financial Corp./Maryland	891	11,832
Clifton Bancorp, Inc.	1,414	21,309
Dime Community Bancshares, Inc.	1,866	31,741
ESSA Bancorp, Inc.	457	6,124
Essent Group Ltd.*	4,767	103,968
EverBank Financial Corp.	86,962	1,292,255
Federal Agricultural Mortgage Corp., Class C	593	20,648
First Defiance Financial Corp.	586	22,766
Flagstar Bancorp, Inc.*	1,304	31,831
Fox Chase Bancorp, Inc.	805	16,374
Greene County Bancorp, Inc. (x)	158	2,571
Hingham Institution for Savings	85	10,448
Home Bancorp, Inc.	345	9,477
HomeStreet, Inc.*	1,460	29,083
Impac Mortgage Holdings, Inc. (x)*	610	9,565
Kearny Financial Corp.	5,865	73,782
Lake Sunapee Bank Group	464	7,939
LendingTree, Inc. (x)*	414	36,569

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Meridian Bancorp, Inc.	3,123	$46,158
Meta Financial Group, Inc.	487	24,817
MGIC Investment Corp.*	21,794	129,674
Nationstar Mortgage Holdings, Inc. (x)*	2,290	25,785
NMI Holdings, Inc., Class A*	3,153	17,278
Northfield Bancorp, Inc.	2,781	41,242
Northwest Bancshares, Inc.	6,167	91,457
OceanFirst Financial Corp.	1,348	24,493
Ocwen Financial Corp. (x)*	6,341	10,843
Oritani Financial Corp.	2,495	39,895
PennyMac Financial Services, Inc., Class A*‡	1,023	12,777
PHH Corp.*	3,356	44,702
Provident Bancorp, Inc.*	253	3,901
Provident Financial Holdings, Inc.	382	6,991
Provident Financial Services, Inc.	3,919	76,969
Radian Group, Inc.	13,748	143,254
SI Financial Group, Inc.	638	8,447
Southern Missouri Bancorp, Inc.	353	8,306
Territorial Bancorp, Inc.	576	15,247
TrustCo Bank Corp.	90,007	576,945
United Community Financial Corp./Ohio	3,132	19,043
United Financial Bancorp, Inc.	3,162	41,043
Walker & Dunlop, Inc.*	1,713	39,022
Washington Federal, Inc.	5,820	141,193
Waterstone Financial, Inc.	1,744	26,736
Westfield Financial, Inc.	900	6,930
WSFS Financial Corp.	1,912	61,547

		3,792,238

Total Financials		50,082,039

Health Care (9.3%)
Biotechnology (1.8%)
Acceleron Pharma, Inc.*	1,747	59,363
Achillion Pharmaceuticals, Inc. (x)*	7,468	58,250
Acorda Therapeutics, Inc.*	2,673	68,175
Adamas Pharmaceuticals, Inc. (x)*	1,060	16,048
Aduro Biotech, Inc. (x)*	2,236	25,289
Advaxis, Inc. (x)*	1,995	16,140
Adverum Biotechnologies, Inc.*	1,382	4,367
Agenus, Inc.*	4,894	19,821
Aimmune Therapeutics, Inc. (x)*	1,651	17,864
Akebia Therapeutics, Inc.*	2,073	15,506
Alder Biopharmaceuticals, Inc. (x)*	2,987	74,585
AMAG Pharmaceuticals, Inc. (x)*	2,224	53,198
Amicus Therapeutics, Inc. (x)*	8,106	44,259
Anavex Life Sciences Corp. (x)*	2,089	12,764
Anthera Pharmaceuticals, Inc. (x)*	2,779	8,587
Applied Genetic Technologies Corp.*	793	11,205
Ardelyx, Inc. (x)*	1,399	12,213
Arena Pharmaceuticals, Inc. (x)*	15,720	26,881
Argos Therapeutics, Inc. (x)*	644	3,948
ARIAD Pharmaceuticals, Inc. (x)*	11,294	83,463

Array BioPharma, Inc. (x)*	9,136	$32,524
Arrowhead Pharmaceuticals, Inc. (x)*	3,769	20,051
Asterias Biotherapeutics, Inc. (x)*	728	1,747
Atara Biotherapeutics, Inc. (x)*	1,472	33,135
Athersys, Inc. (x)*	4,700	10,199
Avexis, Inc. (x)*	305	11,596
Axovant Sciences Ltd. (x)*	1,540	19,774
Bellicum Pharmaceuticals, Inc. (x)*	1,312	17,004
BioCryst Pharmaceuticals, Inc. (x)*	4,256	12,087
BioSpecifics Technologies Corp.*	308	12,302
BioTime, Inc. (x)*	3,593	9,378
Bluebird Bio, Inc.*	2,361	102,208
Blueprint Medicines Corp.*	1,264	25,596
Cara Therapeutics, Inc. (x)*	1,369	6,585
Celator Pharmaceuticals, Inc. (x)*	2,087	62,986
Celldex Therapeutics, Inc. (x)*	6,457	28,346
Cellular Biomedicine Group, Inc. (x)*	693	8,309
Cepheid, Inc.*	4,640	142,680
ChemoCentryx, Inc.*	1,355	6,084
Chimerix, Inc.*	3,003	11,802
Cidara Therapeutics, Inc. (x)*	642	6,619
Clovis Oncology, Inc. (x)*	2,009	27,563
Coherus Biosciences, Inc. (x)*	1,869	31,567
Concert Pharmaceuticals, Inc.*	993	11,151
Corvus Pharmaceuticals, Inc.*	191	2,724
Curis, Inc. (x)*	6,923	10,800
Cytokinetics, Inc. (x)*	2,223	21,096
CytomX Therapeutics, Inc. (x)*	1,264	12,912
CytRx Corp. (x)*	4,291	9,569
Dimension Therapeutics, Inc.*	725	4,350
Dynavax Technologies Corp. (x)*	2,394	34,905
Eagle Pharmaceuticals, Inc. (x)*	534	20,714
Edge Therapeutics, Inc. (x)*	1,000	10,110
Editas Medicine, Inc.*	434	10,590
Eiger BioPharmaceuticals, Inc. (x)*	204	4,043
Emergent BioSolutions, Inc.*	2,077	58,405
Enanta Pharmaceuticals, Inc.*	1,050	23,152
Epizyme, Inc.*	2,402	24,596
Esperion Therapeutics, Inc. (x)*	845	8,349
Exact Sciences Corp. (x)*	6,263	76,722
Exelixis, Inc. (x)*	14,517	113,378
FibroGen, Inc.*	3,376	55,400
Five Prime Therapeutics, Inc.*	1,725	71,329
Flexion Therapeutics, Inc. (x)*	1,167	17,464
Fortress Biotech, Inc. (x)*	2,082	5,601
Foundation Medicine, Inc. (x)*	845	15,768
Galena Biopharma, Inc. (x)*	11,367	5,298
Genomic Health, Inc.*	1,152	29,831
Geron Corp. (x)*	9,172	24,581
Global Blood Therapeutics, Inc. (x)*	884	14,666
GlycoMimetics, Inc. (x)*	602	4,377
Halozyme Therapeutics, Inc. (x)*	6,936	59,858
Heron Therapeutics, Inc. (x)*	2,022	36,497
Idera Pharmaceuticals, Inc. (x)*	5,384	8,237
Ignyta, Inc.*	1,473	7,984
Immune Design Corp. (x)*	794	6,479

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

ImmunoGen, Inc. (x)*	5,644	$17,384
Immunomedics, Inc. (x)*	6,072	14,087
Infinity Pharmaceuticals, Inc. (x)*	3,162	4,205
Inotek Pharmaceuticals Corp.*	1,078	8,020
Inovio Pharmaceuticals, Inc. (x)*	4,386	40,527
Insmed, Inc.*	3,993	39,371
Insys Therapeutics, Inc. (x)*	1,581	20,458
Intellia Therapeutics, Inc. (x)*	440	9,394
Invitae Corp. (x)*	1,392	10,287
Ironwood Pharmaceuticals, Inc.*	8,260	107,999
Karyopharm Therapeutics, Inc.*	1,480	9,931
Keryx Biopharmaceuticals, Inc. (x)*	5,046	33,405
Kite Pharma, Inc. (x)*	2,503	125,150
La Jolla Pharmaceutical Co. (x)*	933	14,928
Lexicon Pharmaceuticals, Inc. (x)*	2,691	38,616
Ligand Pharmaceuticals, Inc. (x)*	1,220	145,509
Lion Biotechnologies, Inc. (x)*	2,843	23,028
Loxo Oncology, Inc. (x)*	846	19,610
MacroGenics, Inc.*	2,027	54,709
MannKind Corp. (x)*	20,463	23,737
Medgenics, Inc.*	1,154	6,405
MediciNova, Inc. (x)*	1,842	13,907
Merrimack Pharmaceuticals, Inc. (x)*	7,765	41,853
MiMedx Group, Inc. (x)*	6,560	52,349
Minerva Neurosciences, Inc. (x)*	1,010	10,312
Mirati Therapeutics, Inc. (x)*	773	4,221
Momenta Pharmaceuticals, Inc.*	3,998	43,178
Myriad Genetics, Inc. (x)*	4,303	131,672
NantKwest, Inc. (x)*	1,006	6,257
Natera, Inc.*	1,640	19,787
NewLink Genetics Corp. (x)*	1,371	15,437
Novavax, Inc. (x)*	17,216	125,160
OncoMed Pharmaceuticals, Inc. (x)*	1,089	13,406
Ophthotech Corp.*	1,947	99,355
Organovo Holdings, Inc. (x)*	6,115	22,748
Osiris Therapeutics, Inc. (x)	1,339	6,815
Otonomy, Inc. (x)*	1,514	24,042
OvaScience, Inc.*	1,952	10,170
PDL BioPharma, Inc. (x)	10,446	32,800
Pfenex, Inc.*	1,004	8,403
PharmAthene, Inc. (x)*	3,889	9,489
Portola Pharmaceuticals, Inc.*	3,121	73,656
Progenics Pharmaceuticals, Inc. (x)*	4,525	19,095
Proteostasis Therapeutics, Inc.*	390	4,731
Prothena Corp. plc (x)*	2,218	77,541
PTC Therapeutics, Inc. (x)*	2,200	15,444
Puma Biotechnology, Inc. (x)*	1,572	46,830
Radius Health, Inc. (x)*	2,073	76,183
Raptor Pharmaceutical Corp.*	5,240	28,139
REGENXBIO, Inc. (x)*	1,252	10,016
Regulus Therapeutics, Inc. (x)*	2,422	7,000
Repligen Corp.*	2,147	58,742
Retrophin, Inc. (x)*	2,306	41,070
Rigel Pharmaceuticals, Inc.*	5,766	12,858
Sage Therapeutics, Inc.*	1,685	50,769
Sangamo BioSciences, Inc. (x)*	4,502	26,067
Sarepta Therapeutics, Inc. (x)*	2,733	52,118

Seres Therapeutics, Inc.*	1,130	$32,826
Sorrento Therapeutics, Inc. (x)*	1,750	9,800
Spark Therapeutics, Inc. (x)*	1,094	55,936
Spectrum Pharmaceuticals, Inc.*	4,332	28,461
Stemline Therapeutics, Inc. (x)*	1,125	7,616
Syndax Pharmaceuticals, Inc.*	278	2,738
Synergy Pharmaceuticals, Inc. (x)*	11,538	43,844
Synthetic Biologics, Inc. (x)*	4,677	8,419
T2 Biosystems, Inc. (x)*	879	6,935
TESARO, Inc.*	1,565	131,538
TG Therapeutics, Inc. (x)*	2,292	13,890
Tobira Therapeutics, Inc.*	529	6,644
Tokai Pharmaceuticals, Inc. (x)*	665	3,664
Trevena, Inc.*	2,820	17,766
Trovagene, Inc. (x)*	2,035	9,219
Ultragenyx Pharmaceutical, Inc. (x)*	2,303	112,640
Vanda Pharmaceuticals, Inc.*	2,347	26,263
Versartis, Inc. (x)*	1,701	18,813
Vitae Pharmaceuticals, Inc. (x)*	1,660	17,911
Vital Therapies, Inc. (x)*	1,513	9,381
Voyager Therapeutics, Inc. (x)*	727	7,990
vTv Therapeutics, Inc., Class A (x)*	331	1,920
XBiotech, Inc. (x)*	1,101	23,033
Xencor, Inc.*	2,039	38,721
Zafgen, Inc.*	1,162	6,960
ZIOPHARM Oncology, Inc. (x)*	7,727	42,421

		4,836,733

Health Care Equipment & Supplies (4.1%)
Abaxis, Inc.	1,411	66,642
Accuray, Inc. (x)*	5,175	26,858
Analogic Corp.	780	61,963
AngioDynamics, Inc.*	1,616	23,222
Anika Therapeutics, Inc.*	881	47,266
AtriCure, Inc.*	1,859	26,268
Atrion Corp.	88	37,652
Avinger, Inc. (x)*	664	7,922
AxoGen, Inc. (x)*	1,489	10,244
Cantel Medical Corp.	2,291	157,460
Cardiovascular Systems, Inc. (x)*	2,056	37,779
Cerus Corp. (x)*	6,200	38,688
ConforMIS, Inc. (x)*	2,242	15,739
CONMED Corp.	1,734	82,764
Corindus Vascular Robotics, Inc. (x)*	3,137	4,486
CryoLife, Inc.	1,982	23,407
Cutera, Inc.*	681	7,634
Cynosure, Inc., Class A*	1,516	73,746
Endologix, Inc. (x)*	5,166	64,368
Entellus Medical, Inc. (x)*	421	7,692
Exactech, Inc.*	656	17,541
GenMark Diagnostics, Inc. (x)*	2,667	23,203
Glaukos Corp.*	1,062	30,968
Globus Medical, Inc., Class A*	4,476	106,663
Greatbatch, Inc.*	1,950	60,313
Haemonetics Corp.*	3,285	95,232
Halyard Health, Inc.*	2,960	96,259
HeartWare International, Inc.*	1,120	64,680
Hill-Rom Holdings, Inc.	45,600	2,300,520

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

ICU Medical, Inc.*	940	$105,985
Inogen, Inc.*	1,043	52,265
Insulet Corp.*	3,685	111,434
Integra LifeSciences Holdings Corp.*	1,933	154,215
Invacare Corp. (x)	24,951	302,656
InVivo Therapeutics Holdings Corp. (x)*	1,892	10,936
iRadimed Corp.*	201	4,374
Iridex Corp. (x)*	464	6,863
K2M Group Holdings, Inc.*	1,625	25,220
LDR Holding Corp.*	1,751	64,699
LeMaitre Vascular, Inc.	824	11,758
Masimo Corp.*	2,617	137,432
Meridian Bioscience, Inc.	2,641	51,499
Merit Medical Systems, Inc.*	2,663	52,807
Natus Medical, Inc.*	2,103	79,493
Neogen Corp.*	2,354	132,412
Nevro Corp. (x)*	1,538	113,443
Novocure Ltd. (x)*	3,203	37,379
NuVasive, Inc.*	3,168	189,193
NxStage Medical, Inc.*	3,969	86,048
OraSure Technologies, Inc.*	3,559	21,034
Orthofix International N.V.*	1,166	49,438
Oxford Immunotec Global plc*	1,420	12,780
Penumbra, Inc.*	1,625	96,688
Quidel Corp.*	1,699	30,344
Rockwell Medical, Inc. (x)*	2,985	22,596
RTI Surgical, Inc.*	3,557	12,770
Second Sight Medical Products, Inc. (x)*	979	3,505
Senseonics Holdings, Inc. (x)*	1,707	6,709
Spectranetics Corp.*	2,723	50,947
STAAR Surgical Co. (x)*	2,458	13,544
STERIS plc	37,100	2,550,625
SurModics, Inc.*	845	19,841
Symmetry Surgical, Inc.*	598	7,852
Tandem Diabetes Care, Inc.*	1,252	9,440
Teleflex, Inc.	13,300	2,358,223
TransEnterix, Inc. (x)*	4,288	5,231
Utah Medical Products, Inc.	248	15,624
Vascular Solutions, Inc.*	1,045	43,535
Veracyte, Inc.*	933	4,693
Wright Medical Group N.V.*	6,575	114,208
Zeltiq Aesthetics, Inc. (x)*	2,265	61,902

		10,858,819

Health Care Providers & Services (1.0%)
AAC Holdings, Inc. (x)*	563	12,848
Aceto Corp.	1,880	41,153
Addus HomeCare Corp.*	443	7,721
Adeptus Health, Inc., Class A (x)*	794	41,018
Air Methods Corp. (x)*	2,283	81,800
Almost Family, Inc.*	518	22,072
Amedisys, Inc.*	1,774	89,552
American Renal Associates Holdings, Inc.*	559	16,194
AMN Healthcare Services, Inc.*	3,030	121,109
BioScrip, Inc. (x)*	4,741	12,090
BioTelemetry, Inc.*	1,729	28,183
Capital Senior Living Corp.*	1,944	34,350
Chemed Corp.	1,039	141,626

Civitas Solutions, Inc.*	963	$20,059
Community Health Systems, Inc. (x)*	7,050	84,952
CorVel Corp.*	629	27,160
Cross Country Healthcare, Inc.*	2,082	28,981
Diplomat Pharmacy, Inc. (x)*	2,923	102,305
Ensign Group, Inc.	3,066	64,417
ExamWorks Group, Inc.*	2,594	90,401
Genesis Healthcare, Inc.*	2,594	4,591
HealthEquity, Inc.*	2,758	83,802
HealthSouth Corp.	5,654	219,488
Healthways, Inc.*	2,018	23,308
Kindred Healthcare, Inc.	5,353	60,435
Landauer, Inc.	622	25,601
LHC Group, Inc.*	957	41,419
Magellan Health, Inc.*	1,541	101,352
Molina Healthcare, Inc.*	2,768	138,123
National HealthCare Corp.	713	46,160
National Research Corp., Class A	718	9,837
Nobilis Health Corp. (x)*	3,490	7,783
Owens & Minor, Inc.	3,936	147,128
PharMerica Corp.*	1,908	47,051
Providence Service Corp.*	828	37,161
Quorum Health Corp.*	1,887	20,210
RadNet, Inc.*	2,436	13,008
Select Medical Holdings Corp.*	6,811	74,036
Surgery Partners, Inc.*	1,188	21,265
Surgical Care Affiliates, Inc.*	1,719	81,945
Team Health Holdings, Inc.*	4,343	176,630
Teladoc, Inc. (x)*	1,304	20,890
Triple-S Management Corp., Class B*	1,479	36,132
U.S. Physical Therapy, Inc.	744	44,796
Universal American Corp.	3,626	27,485
USMD Holdings, Inc. (x)*	137	2,567

		2,580,194

Health Care Technology (0.2%)
Castlight Health, Inc., Class B (x)*	2,370	9,385
Computer Programs & Systems, Inc. (x)	731	29,182
Cotiviti Holdings, Inc.*	833	17,601
Evolent Health, Inc., Class A (x)*	897	17,222
HealthStream, Inc.*	1,646	43,652
HMS Holdings Corp.*	5,399	95,076
Imprivata, Inc.*	1,001	14,014
Medidata Solutions, Inc.*	3,516	164,795
Omnicell, Inc.*	2,268	77,634
Press Ganey Holdings, Inc.*	1,430	56,271
Quality Systems, Inc.	3,107	37,004
Vocera Communications, Inc.*	1,648	21,177

		583,013

Life Sciences Tools & Services (1.4%)
Accelerate Diagnostics, Inc. (x)*	1,596	22,966
Albany Molecular Research, Inc.*	1,628	21,880
Cambrex Corp.*	2,041	105,581
ChromaDex Corp. (x)*	1,838	7,609
Enzo Biochem, Inc.*	2,476	14,782
Fluidigm Corp. (x)*	1,806	16,308
Gerresheimer AG	38,800	2,980,407

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

INC Research Holdings, Inc., Class A*	2,652	$101,121
Luminex Corp.*	2,526	51,101
NanoString Technologies, Inc.*	810	10,206
NeoGenomics, Inc.*	3,432	27,593
Pacific Biosciences of California, Inc.*	4,847	34,099
PAREXEL International Corp.*	3,370	211,906
PRA Health Sciences, Inc.*	1,555	64,937

		3,670,496

Pharmaceuticals (0.8%)
AcelRx Pharmaceuticals, Inc. (x)*	2,219	5,969
Aclaris Therapeutics, Inc. (x)*	564	10,417
Aerie Pharmaceuticals, Inc. (x)*	1,539	27,086
Agile Therapeutics, Inc.*	769	5,852
Amphastar Pharmaceuticals, Inc.*	2,266	36,528
Ampio Pharmaceuticals, Inc. (x)*	2,740	3,535
ANI Pharmaceuticals, Inc. (x)*	505	28,189
Aratana Therapeutics, Inc. (x)*	2,095	13,240
Axsome Therapeutics, Inc. (x)*	656	4,946
Bio-Path Holdings, Inc. (x)*	5,189	10,326
Catalent, Inc.*	6,372	146,492
Cempra, Inc. (x)*	2,635	43,451
Collegium Pharmaceutical, Inc. (x)*	851	10,084
Corcept Therapeutics, Inc.*	4,716	25,749
Depomed, Inc. (x)*	3,907	76,655
Dermira, Inc.*	1,343	39,283
Durect Corp. (x)*	8,128	9,916
Egalet Corp. (x)*	1,331	6,602
Endocyte, Inc. (x)*	2,436	7,820
Flex Pharma, Inc. (x)*	656	6,698
Heska Corp.*	389	14,459
Horizon Pharma plc*	10,297	169,592
Impax Laboratories, Inc.*	4,679	134,849
Innoviva, Inc. (x)	5,272	55,514
Intersect ENT, Inc.*	1,618	20,921
Intra-Cellular Therapies, Inc. (x)*	2,191	85,055
Lannett Co., Inc. (x)*	1,773	42,180
Lipocine, Inc. (x)*	1,035	3,146
Medicines Co. (x)*	4,308	144,878
MyoKardia, Inc. (x)*	692	8,581
Nektar Therapeutics*	8,162	116,145
Neos Therapeutics, Inc. (x)*	849	7,879
Ocular Therapeutix, Inc.*	1,025	5,074
Omeros Corp. (x)*	2,464	25,921
Pacira Pharmaceuticals, Inc. (x)*	2,316	78,119
Paratek Pharmaceuticals, Inc. (x)*	854	11,879
Phibro Animal Health Corp., Class A	1,192	22,243
Prestige Brands Holdings, Inc.*	3,407	188,748
Reata Pharmaceuticals, Inc., Class A (x)*	359	7,090
Relypsa, Inc. (x)*	2,407	44,529
Revance Therapeutics, Inc. (x)*	1,203	16,361
Sagent Pharmaceuticals, Inc.*	1,630	24,417
SciClone Pharmaceuticals, Inc.*	3,190	41,661
Sucampo Pharmaceuticals, Inc., Class A*	1,337	14,667
Supernus Pharmaceuticals, Inc.*	2,995	61,008
Teligent, Inc. (x)*	2,726	19,464

Tetraphase Pharmaceuticals, Inc. (x)*	2,332	$10,028
TherapeuticsMD, Inc. (x)*	9,591	81,524
Theravance Biopharma, Inc. (x)*	2,229	50,576
Titan Pharmaceuticals, Inc. (x)*	1,172	6,411
WaVe Life Sciences Ltd. (x)*	461	9,538
XenoPort, Inc.*	3,861	27,181
Zogenix, Inc. (x)*	1,339	10,779

		2,079,255

Total Health Care		24,608,510

Industrials (20.0%)
Aerospace & Defense (2.7%)
AAR Corp.	130,279	3,040,712
Aerojet Rocketdyne Holdings, Inc. (x)*	3,888	71,073
Aerovironment, Inc.*	1,269	35,278
American Science & Engineering, Inc.	460	17,209
Astronics Corp.*	1,244	41,375
Cubic Corp.	44,814	1,799,730
Curtiss-Wright Corp.	2,825	238,006
DigitalGlobe, Inc.*	4,090	87,485
Ducommun, Inc.*	691	13,668
Engility Holdings, Inc.*	1,143	24,140
Esterline Technologies Corp.*	16,092	998,348
KEYW Holding Corp. (x)*	2,274	22,604
KLX, Inc.*	3,372	104,532
Kratos Defense & Security Solutions, Inc. (x)*	3,176	13,022
Mercury Systems, Inc.*	2,498	62,100
Moog, Inc., Class A*	2,049	110,482
National Presto Industries, Inc.	310	29,248
Sparton Corp.*	701	15,261
TASER International, Inc.*	3,308	82,303
Teledyne Technologies, Inc.*	2,197	217,613
Triumph Group, Inc.	3,146	111,683
Vectrus, Inc.*	674	19,202

		7,155,074

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	3,211	41,615
Atlas Air Worldwide Holdings, Inc.*	1,568	64,947
Echo Global Logistics, Inc.*	1,915	42,934
Forward Air Corp.	1,897	84,473
Hub Group, Inc., Class A*	2,133	81,843
Park-Ohio Holdings Corp.	565	15,978
Radiant Logistics, Inc.*	2,170	6,510
XPO Logistics, Inc. (x)*	6,250	164,125

		502,425

Airlines (0.6%)
Allegiant Travel Co.	845	128,017
Hawaiian Holdings, Inc.*	3,369	127,887
SkyWest, Inc.	3,245	85,863
Spirit Airlines, Inc.*	23,200	1,040,984
Virgin America, Inc.*	1,238	69,588

		1,452,339

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Building Products (3.5%)
AAON, Inc.	2,554	$70,260
Advanced Drainage Systems, Inc. (x)	2,231	61,062
American Woodmark Corp.*	891	59,145
Apogee Enterprises, Inc.	1,848	85,655
Armstrong Flooring, Inc.*	26,589	450,684
Builders FirstSource, Inc. (x)*	5,367	60,379
Caesarstone Ltd. (x)*	1,515	52,661
Continental Building Products, Inc.*	2,260	50,240
CSW Industrials, Inc. (x)*	911	29,708
Gibraltar Industries, Inc.*	53,060	1,675,104
Griffon Corp. (x)	46,169	778,409
Insteel Industries, Inc.	9,789	279,867
Masonite International Corp.*	1,949	128,907
NCI Building Systems, Inc.*	1,722	27,535
Nortek, Inc.*	643	38,136
Patrick Industries, Inc.*	933	56,251
PGT, Inc.*	3,160	32,548
Ply Gem Holdings, Inc.*	1,385	20,179
Quanex Building Products Corp.	2,186	40,638
Simpson Manufacturing Co., Inc.	48,774	1,949,497
Trex Co., Inc.*	1,865	83,776
Universal Forest Products, Inc.	32,920	3,051,355

		9,081,996

Commercial Services & Supplies (1.8%)
ABM Industries, Inc.	3,557	129,759
ACCO Brands Corp.*	6,770	69,934
Aqua Metals, Inc. (x)*	657	7,730
ARC Document Solutions, Inc.*	2,500	9,725
Brady Corp., Class A	2,941	89,877
Brink’s Co.	2,881	82,080
Casella Waste Systems, Inc., Class A*	2,221	17,435
CECO Environmental Corp.	1,795	15,688
Deluxe Corp.	3,169	210,327
Ennis, Inc.	1,686	32,338
Essendant, Inc.	2,315	70,746
G&K Services, Inc., Class A	1,264	96,785
Healthcare Services Group, Inc.	4,487	185,672
Heritage-Crystal Clean, Inc.*	896	10,940
Herman Miller, Inc.	3,775	112,835
HNI Corp.	2,894	134,542
InnerWorkings, Inc.*	2,347	19,410
Interface, Inc.	4,029	61,442
Kimball International, Inc., Class B	2,202	25,059
Knoll, Inc.	3,005	72,961
Matthews International Corp., Class A	2,049	114,006
McGrath RentCorp	52,141	1,594,993
Mobile Mini, Inc.	2,835	98,204
MSA Safety, Inc.	17,482	918,329
Multi-Color Corp.	873	55,348
NL Industries, Inc.*	460	1,182
Quad/Graphics, Inc.	1,790	41,689
SP Plus Corp.*	1,086	24,522
Steelcase, Inc., Class A	5,481	74,377
Team, Inc.*	1,843	45,762
Tetra Tech, Inc.	3,759	115,570

TRC Cos., Inc.*	1,195	$7,552
U.S. Ecology, Inc.	1,376	63,227
UniFirst Corp.	966	111,786
Viad Corp.	1,299	40,269
VSE Corp.	272	18,170
West Corp.	2,801	55,068

		4,835,339

Construction & Engineering (2.1%)
Aegion Corp.*	2,206	43,039
Ameresco, Inc., Class A*	1,393	6,087
Argan, Inc.	2,045	85,317
Comfort Systems USA, Inc.	2,366	77,061
Dycom Industries, Inc. (x)*	1,966	176,468
EMCOR Group, Inc.	38,786	1,910,598
Granite Construction, Inc.	63,511	2,892,926
Great Lakes Dredge & Dock Corp.*	3,766	16,420
HC2 Holdings, Inc. (x)*	2,032	8,738
IES Holdings, Inc. (x)*	494	6,135
Layne Christensen Co. (x)*	1,105	8,951
MasTec, Inc.*	4,197	93,677
MYR Group, Inc.*	1,104	26,584
NV5 Global, Inc.*	475	13,509
Orion Group Holdings, Inc.*	1,821	9,670
Primoris Services Corp.	2,578	48,802
Tutor Perini Corp.*	2,414	56,850

		5,480,832

Electrical Equipment (1.3%)
Allied Motion Technologies, Inc.	442	10,281
American Superconductor Corp. (x)*	702	5,925
AZZ, Inc.	1,655	99,267
Babcock & Wilcox Enterprises, Inc.*	2,910	42,748
Encore Wire Corp.	1,262	47,047
Energous Corp. (x)*	928	12,018
EnerSys, Inc.	34,199	2,033,814
FuelCell Energy, Inc. (x)*	1,467	9,125
Generac Holdings, Inc.*	4,184	146,273
General Cable Corp.	2,963	37,660
LSI Industries, Inc.	1,357	15,022
Plug Power, Inc. (x)*	10,763	20,019
Powell Industries, Inc.	566	22,266
Power Solutions International, Inc. (x)*	336	5,997
Preformed Line Products Co.	184	7,432
Regal Beloit Corp.	17,200	946,860
Sunrun, Inc. (x)*	3,986	23,637
Thermon Group Holdings, Inc.*	1,945	37,363
Vicor Corp.*	1,125	11,329

		3,534,083

Industrial Conglomerates (1.0%)
Carlisle Cos., Inc.	25,200	2,663,136
Raven Industries, Inc.	2,424	45,911

		2,709,047

Machinery (4.9%)
Actuant Corp., Class A	3,778	85,421
Alamo Group, Inc.	585	38,592

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Albany International Corp., Class A	1,822	$72,752
Altra Industrial Motion Corp.	1,617	43,627
American Railcar Industries, Inc. (x)	542	21,393
Astec Industries, Inc.	61,545	3,455,752
Barnes Group, Inc.	3,220	106,646
Blue Bird Corp. (x)*	335	3,986
Briggs & Stratton Corp.	2,754	58,330
Chart Industries, Inc.*	1,945	46,933
CIRCOR International, Inc.	1,061	60,466
CLARCOR, Inc.	3,047	185,349
Columbus McKinnon Corp.	1,286	18,197
Douglas Dynamics, Inc.	1,448	37,257
Dynamic Materials Corp.	836	8,987
Energy Recovery, Inc. (x)*	2,192	19,487
EnPro Industries, Inc.	1,418	62,945
ESCO Technologies, Inc.	1,594	63,664
ExOne Co. (x)*	759	8,023
Federal Signal Corp.	3,810	49,073
Franklin Electric Co., Inc.	17,087	564,725
FreightCar America, Inc.	850	11,942
Gencor Industries, Inc. (x)*	302	4,687
Global Brass & Copper Holdings, Inc.	1,292	35,259
Gorman-Rupp Co.	1,132	31,028
Graham Corp.	701	12,912
Greenbrier Cos., Inc. (x)	1,731	50,424
Hardinge, Inc.	692	6,962
Harsco Corp.	5,091	33,804
Hillenbrand, Inc.	32,286	969,871
Hurco Cos., Inc.	436	12,134
Hyster-Yale Materials Handling, Inc.	621	36,943
John Bean Technologies Corp.	1,863	114,053
Joy Global, Inc.	6,283	132,823
Kadant, Inc.	718	36,984
Kennametal, Inc.	5,035	111,324
Lindsay Corp. (x)	15,995	1,085,421
Lydall, Inc.*	1,045	40,295
Manitowoc Co., Inc.	8,079	44,031
Meritor, Inc.*	5,634	40,565
Milacron Holdings Corp. (x)*	981	14,234
Miller Industries, Inc.	699	14,392
Mueller Industries, Inc.	74,460	2,373,785
Mueller Water Products, Inc., Class A	99,041	1,131,048
Navistar International Corp. (x)*	3,056	35,725
NN, Inc. (x)	1,574	22,020
Omega Flex, Inc.	203	7,722
Proto Labs, Inc.*	1,578	90,830
RBC Bearings, Inc.*	1,455	105,487
Rexnord Corp.*	5,311	104,255
SPX Corp.*	2,973	44,149
SPX FLOW, Inc.*	2,081	54,252
Standex International Corp.	802	66,269
Sun Hydraulics Corp.	1,472	43,704
Supreme Industries, Inc., Class A	811	11,111
Tennant Co.	1,156	62,274
Titan International, Inc. (x)	2,769	17,168
TriMas Corp.*	2,862	51,516
Wabash National Corp.*	4,208	53,442

Watts Water Technologies, Inc., Class A	8,282	$482,509
Woodward, Inc.	3,391	195,457

		12,804,416

Marine (0.0%)
Costamare, Inc.	1,622	12,441
Matson, Inc.	2,755	88,959
Scorpio Bulkers, Inc.*	2,404	6,707

		108,107

Professional Services (1.0%)
Acacia Research Corp.	3,546	15,602
Advisory Board Co.*	2,618	92,651
Barrett Business Services, Inc.	416	17,189
CBIZ, Inc.*	3,021	31,449
CEB, Inc.	2,086	128,665
CRA International, Inc.*	592	14,930
Exponent, Inc.	1,662	97,077
Franklin Covey Co.*	513	7,864
FTI Consulting, Inc.*	2,655	108,005
GP Strategies Corp.*	835	18,111
Heidrick & Struggles International, Inc.	1,203	20,307
Hill International, Inc.*	2,639	10,741
Huron Consulting Group, Inc.*	20,592	1,244,169
ICF International, Inc.*	1,200	49,080
IDI, Inc. (x)*	928	4,389
Insperity, Inc.	994	76,767
Kelly Services, Inc., Class A	1,881	35,683
Kforce, Inc.	1,607	27,142
Korn/Ferry International	3,658	75,721
Mistras Group, Inc.*	1,103	26,329
Navigant Consulting, Inc.*	3,163	51,083
On Assignment, Inc.*	3,234	119,496
Resources Connection, Inc.	2,239	33,092
RPX Corp.*	3,329	30,527
TriNet Group, Inc.*	2,689	55,904
TrueBlue, Inc.*	2,681	50,725
WageWorks, Inc.*	2,335	139,656

		2,582,354

Road & Rail (0.5%)
ArcBest Corp.	1,558	25,317
Celadon Group, Inc.	1,780	14,543
Covenant Transportation Group, Inc., Class A*	672	12,143
Heartland Express, Inc. (x)	2,949	51,283
Knight Transportation, Inc.	4,264	113,337
Marten Transport Ltd.	1,539	30,472
P.A.M. Transportation Services, Inc.*	205	3,257
Roadrunner Transportation Systems, Inc.*	1,793	13,376
Saia, Inc.*	34,129	858,003
Swift Transportation Co. (x)*	4,787	73,768
Universal Logistics Holdings, Inc.	572	7,379
USA Truck, Inc.*	488	8,545
Werner Enterprises, Inc.	2,772	63,673
YRC Worldwide, Inc. (x)*	2,183	19,210

		1,294,306

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Trading Companies & Distributors (0.4%)
Aircastle Ltd.	3,064	$59,932
Applied Industrial Technologies, Inc.	2,327	105,041
Beacon Roofing Supply, Inc.*	3,831	174,196
BMC Stock Holdings, Inc.*	3,533	62,958
CAI International, Inc.*	1,076	8,070
DXP Enterprises, Inc.*	811	12,108
GATX Corp. (x)	2,617	115,069
GMS, Inc. (x)*	463	10,302
H&E Equipment Services, Inc.	1,918	36,499
Kaman Corp.	1,696	72,114
Lawson Products, Inc.*	383	7,606
MRC Global, Inc.*	6,006	85,345
Neff Corp., Class A*	741	8,099
NOW, Inc.*	6,812	123,570
Real Industry, Inc.*	1,727	13,419
Rush Enterprises, Inc., Class A*	1,932	41,635
Rush Enterprises, Inc., Class B*	364	7,567
SiteOne Landscape Supply, Inc.*	740	25,153
TAL International Group, Inc.	2,012	26,981
Textainer Group Holdings Ltd. (x)	1,283	14,293
Titan Machinery, Inc. (x)*	1,223	13,636
Univar, Inc.*	2,736	51,738
Veritiv Corp.*	532	19,993
Willis Lease Finance Corp.*	267	5,935

		1,101,259

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	3,541	47,520

Total Industrials		52,689,097

Information Technology (8.6%)
Communications Equipment (0.7%)
ADTRAN, Inc.	3,037	56,640
Aerohive Networks, Inc. (x)*	1,598	10,579
Applied Optoelectronics, Inc. (x)*	1,143	12,744
Bel Fuse, Inc., Class B	595	10,579
Black Box Corp.	1,075	14,061
CalAmp Corp.*	2,240	33,174
Calix, Inc.*	2,763	19,092
Ciena Corp.*	8,781	164,638
Clearfield, Inc. (x)*	765	13,686
Comtech Telecommunications Corp.	1,033	13,264
Digi International, Inc.*	1,598	17,147
Emcore Corp.*	1,204	7,152
Extreme Networks, Inc.*	6,390	21,662
Finisar Corp.*	6,863	120,171
Harmonic, Inc.*	4,271	12,172
Infinera Corp.*	8,969	101,170
InterDigital, Inc.	2,237	124,556
Ixia*	4,068	39,948
KVH Industries, Inc.*	1,099	8,462
Lumentum Holdings, Inc.*	3,220	77,924
NETGEAR, Inc.*	2,070	98,408
NetScout Systems, Inc.*	6,135	136,504
Oclaro, Inc. (x)*	6,437	31,413
Plantronics, Inc.	2,116	93,104
Polycom, Inc.*	8,679	97,639
ShoreTel, Inc.*	4,291	28,707

Silicom Ltd. (x)	350	$10,465
Sonus Networks, Inc.*	3,091	26,861
Ubiquiti Networks, Inc.*	1,662	64,253
ViaSat, Inc. (x)*	2,841	202,847
Viavi Solutions, Inc.*	14,950	99,118

		1,768,140

Electronic Equipment, Instruments & Components (1.1%)
Agilysys, Inc.*	989	10,355
Anixter International, Inc.*	1,852	98,674
AVX Corp.	2,987	40,563
Badger Meter, Inc.	898	65,581
Belden, Inc.	2,674	161,429
Benchmark Electronics, Inc.*	3,207	67,828
Coherent, Inc.*	1,547	141,984
Control4 Corp. (x)*	1,460	11,914
CTS Corp.	1,940	34,765
Daktronics, Inc.	2,484	15,525
DTS, Inc.*	1,145	30,285
Electro Rent Corp.	1,003	15,456
Electro Scientific Industries, Inc.*	1,652	9,648
ePlus, Inc.*	404	33,043
Fabrinet*	2,204	81,812
FARO Technologies, Inc.*	1,124	38,025
II-VI, Inc.*	3,793	71,157
Insight Enterprises, Inc.*	2,385	62,010
InvenSense, Inc. (x)*	5,062	31,030
Itron, Inc.*	2,138	92,148
Kimball Electronics, Inc.*	1,833	22,821
Knowles Corp.*	5,629	77,005
Littelfuse, Inc.	1,412	166,884
Maxwell Technologies, Inc. (x)*	1,926	10,169
Mesa Laboratories, Inc. (x)	191	23,493
Methode Electronics, Inc.	2,408	82,426
MTS Systems Corp.	967	42,393
Multi-Fineline Electronix, Inc.*	559	12,969
Novanta, Inc.*	2,036	30,845
OSI Systems, Inc.*	1,121	65,164
Park Electrochemical Corp.	1,294	18,802
PC Connection, Inc.	711	16,922
Plexus Corp.*	2,103	90,850
QLogic Corp.*	5,309	78,255
RadiSys Corp.*	2,248	10,071
Rofin-Sinar Technologies, Inc.*	1,723	55,033
Rogers Corp.*	1,141	69,715
Sanmina Corp.*	4,692	125,792
ScanSource, Inc.*	1,607	59,636
SYNNEX Corp.	1,876	177,882
Systemax, Inc.*	797	6,798
Tech Data Corp.*	2,238	160,800
TTM Technologies, Inc.*	4,586	34,533
Universal Display Corp.*	2,651	179,738
Vishay Intertechnology, Inc.	8,587	106,393
Vishay Precision Group, Inc.*	852	11,434

		2,850,055

Internet Software & Services (1.0%)
2U, Inc. (x)*	2,346	68,996
Alarm.com Holdings, Inc. (x)*	655	16,788
Amber Road, Inc. (x)*	1,207	9,306
Angie’s List, Inc.*	2,747	17,883
Apigee Corp. (x)*	966	11,805

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Appfolio, Inc., Class A (x)*	475	$6,868
Autobytel, Inc.*	534	7,407
Bankrate, Inc.*	3,063	22,911
Bazaarvoice, Inc.*	5,178	20,764
Benefitfocus, Inc. (x)*	824	31,411
Blucora, Inc.*	2,650	27,454
Box, Inc., Class A (x)*	3,112	32,178
Brightcove, Inc.*	2,215	19,492
Carbonite, Inc.*	1,101	10,713
Care.com, Inc.*	1,050	12,264
ChannelAdvisor Corp.*	1,378	19,967
Cimpress N.V. (x)*	1,611	148,985
comScore, Inc.*	3,051	72,858
Cornerstone OnDemand, Inc.*	3,231	122,972
Cvent, Inc.*	1,931	68,975
Demandware, Inc.*	2,412	180,659
DHI Group, Inc.*	3,162	19,699
EarthLink Holdings Corp.	6,705	42,912
Endurance International Group Holdings, Inc. (x)*	3,832	34,450
Envestnet, Inc.*	2,645	88,105
Everyday Health, Inc.*	1,782	14,042
Five9, Inc.*	2,116	25,180
Global Sources Ltd.*	501	4,594
Gogo, Inc. (x)*	3,483	29,222
GrubHub, Inc. (x)*	5,168	160,570
GTT Communications, Inc.*	1,612	29,790
Hortonworks, Inc.*	2,554	27,302
inContact, Inc.*	3,678	50,940
Instructure, Inc. (x)*	661	12,559
Intralinks Holdings, Inc.*	2,585	16,802
j2 Global, Inc.	2,994	189,131
Limelight Networks, Inc.*	4,199	6,256
Liquidity Services, Inc.*	1,457	11,423
LivePerson, Inc.*	3,663	23,223
LogMeIn, Inc.*	1,613	102,313
Marchex, Inc., Class B*	2,188	6,958
Marketo, Inc.*	2,657	92,517
MeetMe, Inc.*	2,629	14,013
MINDBODY, Inc., Class A (x)*	913	14,736
Monster Worldwide, Inc.*	6,038	14,431
New Relic, Inc. (x)*	1,407	41,338
NIC, Inc.	4,137	90,766
Numerex Corp., Class A (x)*	811	6,074
Q2 Holdings, Inc.*	1,639	45,925
QuinStreet, Inc.*	2,531	8,985
Quotient Technology, Inc. (x)*	4,093	54,887
RealNetworks, Inc.*	1,654	7,129
Reis, Inc.	600	14,940
RetailMeNot, Inc.*	2,429	18,728
Rightside Group Ltd. (x)*	705	7,501
SciQuest, Inc.*	1,715	30,287
Shutterstock, Inc. (x)*	1,249	57,204
SPS Commerce, Inc.*	1,050	63,630
Stamps.com, Inc. (x)*	1,038	90,742
TechTarget, Inc.*	1,398	11,324
TrueCar, Inc. (x)*	3,453	27,106
United Online, Inc.*	1,035	11,385
Web.com Group, Inc.*	2,721	49,468
WebMD Health Corp. (x)*	2,393	139,057

Xactly Corp.*	1,461	$18,715
XO Group, Inc.*	1,722	30,014

		2,787,029

IT Services (0.8%)
Acxiom Corp.*	4,958	109,027
ALJ Regional Holdings, Inc. (x)*	1,158	5,790
Blackhawk Network Holdings, Inc.*	3,509	117,516
CACI International, Inc., Class A*	1,562	141,221
Cardtronics, Inc.*	2,898	115,369
Cass Information Systems, Inc.	687	35,518
Convergys Corp.	5,716	142,900
CSG Systems International, Inc.	2,091	84,288
Datalink Corp.*	1,434	10,755
EPAM Systems, Inc.*	3,065	197,110
EVERTEC, Inc.	3,949	61,368
ExlService Holdings, Inc.*	2,072	108,594
Forrester Research, Inc.	653	24,070
Hackett Group, Inc.	1,576	21,859
Higher One Holdings, Inc.*	1,946	9,944
Information Services Group, Inc.*	1,996	7,485
Lionbridge Technologies, Inc.*	4,212	16,637
ManTech International Corp., Class A	1,573	59,491
MAXIMUS, Inc.	4,137	229,066
MoneyGram International, Inc.*	2,033	13,926
NCI, Inc., Class A	377	5,297
NeuStar, Inc., Class A (x)*	1,428	33,572
Perficient, Inc.*	2,256	45,819
PFSweb, Inc.*	832	7,904
Planet Payment, Inc.*	2,713	12,181
Science Applications International Corp.	2,720	158,712
ServiceSource International, Inc.*	3,747	15,100
Sykes Enterprises, Inc.*	2,485	71,966
Syntel, Inc.*	2,079	94,096
TeleTech Holdings, Inc.	1,103	29,924
Travelport Worldwide Ltd.	7,419	95,631
Unisys Corp. (x)*	3,380	24,606
Virtusa Corp.*	1,782	51,464

		2,158,206

Semiconductors & Semiconductor Equipment (2.7%)
Acacia Communications, Inc.*	334	13,340
Advanced Energy Industries, Inc.*	2,571	97,595
Advanced Micro Devices, Inc.*	41,889	215,309
Alpha & Omega Semiconductor Ltd.*	1,123	15,643
Ambarella, Inc. (x)*	2,047	104,008
Amkor Technology, Inc.*	6,117	35,173
Applied Micro Circuits Corp.*	4,867	31,246
Axcelis Technologies, Inc.*	6,961	18,725
Brooks Automation, Inc.	4,301	48,257
Cabot Microelectronics Corp.	1,514	64,103
Cavium, Inc.*	3,597	138,844
CEVA, Inc.*	1,340	36,408
Cirrus Logic, Inc.*	3,987	154,656
Cohu, Inc.	96,848	1,050,801

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares		Value (Note 1)

Diodes, Inc.*	2,334		$43,856
DSP Group, Inc.*	1,552		16,467
Entegris, Inc.*	9,031		130,679
Exar Corp.*	2,391		19,247
Fairchild Semiconductor International, Inc.*	7,283		144,568
FormFactor, Inc.*	4,280		38,476
GigPeak, Inc. (x)*	2,960		5,802
Inphi Corp.*	2,571		82,349
Integrated Device Technology, Inc.*	8,617		173,460
Intersil Corp., Class A	8,560		115,902
IXYS Corp.	1,556		15,949
Kopin Corp.*	4,430		9,835
Lattice Semiconductor Corp.*	7,637		40,858
MACOM Technology Solutions Holdings, Inc.*	1,434		47,293
MaxLinear, Inc., Class A*	3,576		64,296
Microsemi Corp.*	7,279		237,878
MKS Instruments, Inc.	44,299		1,907,515
Monolithic Power Systems, Inc.	2,480		169,434
Nanometrics, Inc.*	1,529		31,788
NeoPhotonics Corp.*	1,884		17,954
NVE Corp.	303		17,771
PDF Solutions, Inc.*	1,688		23,615
Photronics, Inc.*	97,001		864,279
Power Integrations, Inc.	1,754		87,823
Rambus, Inc.*	6,965		84,137
Rudolph Technologies, Inc.*	1,930		29,973
Semtech Corp.*	4,105		97,945
Sigma Designs, Inc.*	2,234		14,365
Silicon Laboratories, Inc.*	2,655		129,405
Synaptics, Inc.*	2,373		127,549
Tessera Technologies, Inc.	3,141		96,240
Ultra Clean Holdings, Inc.*	2,238		12,734
Ultratech, Inc.*	1,388		31,882
Veeco Instruments, Inc.*	2,473		40,953
Xcerra Corp.*	3,564		20,493

			7,016,878

Software (2.1%)
A10 Networks, Inc.*	2,790		18,051
ACI Worldwide, Inc.*	7,385		144,081
American Software, Inc., Class A	1,687		17,680
Aspen Technology, Inc.*	5,329		214,439
AVG Technologies N.V.*	2,695		51,178
Barracuda Networks, Inc. (x)*	1,403		21,241
Blackbaud, Inc.	3,023		205,262
Bottomline Technologies de, Inc.*	2,566		55,246
BroadSoft, Inc.*	1,882		77,218
Callidus Software, Inc.*	3,557		71,069
CommVault Systems, Inc.*	2,482		107,198
Digimarc Corp. (x)*	528		16,875
Ebix, Inc. (x)	1,584		75,874
Ellie Mae, Inc.*	1,888		173,035
EnerNOC, Inc. (x)*	1,894		11,970
Epiq Systems, Inc.	1,516		22,134
Exa Corp.*	865		12,499
Fair Isaac Corp.	1,984		224,212
Fleetmatics Group plc*	2,511		108,802
Gigamon, Inc.*	2,081		77,809
Globant S.A. (x)*	1,647		64,809

Glu Mobile, Inc. (x)*	6,591		$14,500
Guidance Software, Inc.*	1,375		8,511
HubSpot, Inc.*	1,849		80,283
Imperva, Inc.*	1,792		77,074
Infoblox, Inc.*	3,664		68,737
Interactive Intelligence Group, Inc. (x)*	1,122		45,991
Jive Software, Inc.*	3,614		13,589
Mentor Graphics Corp.	62,047		1,319,119
MicroStrategy, Inc., Class A*	608		106,412
Mitek Systems, Inc. (x)*	1,879		13,360
MobileIron, Inc.*	2,695		8,220
Model N, Inc.*	1,444		19,277
Monotype Imaging Holdings, Inc.	2,587		63,718
Park City Group, Inc. (x)*	738		6,620
Paycom Software, Inc. (x)*	2,817		121,722
Paylocity Holding Corp.*	1,379		59,573
Pegasystems, Inc.	2,308		62,201
Progress Software Corp.*	3,189		87,570
Proofpoint, Inc. (x)*	2,615		164,980
PROS Holdings, Inc.*	1,564		27,260
QAD, Inc., Class A	491		9,461
Qlik Technologies, Inc.*	6,001		177,510
Qualys, Inc.*	1,742		51,929
Rapid7, Inc. (x)*	1,250		15,725
RealPage, Inc.*	3,455		77,150
RingCentral, Inc., Class A*	3,749		73,930
Rosetta Stone, Inc.*	1,193		9,246
Rovi Corp.*	5,140		80,390
Rubicon Project, Inc.*	2,379		32,473
Sapiens International Corp. N.V.	1,480		17,331
SecureWorks Corp., Class A*	364		5,132
Silver Spring Networks, Inc.*	2,404		29,209
Synchronoss Technologies, Inc.*	2,639		84,078
Take-Two Interactive Software, Inc.*	5,291		200,635
Tangoe, Inc. (x)*	1,787		13,796
Telenav, Inc.*	1,705		8,695
TiVo, Inc.*	5,974		59,143
TubeMogul, Inc. (x)*	1,398		16,636
Varonis Systems, Inc. (x)*	631		15,157
VASCO Data Security International, Inc. (x)*	1,922		31,502
Verint Systems, Inc.*	3,968		131,460
VirnetX Holding Corp. (x)*	3,148		12,592
Workiva, Inc. (x)*	1,391		19,001
Xura, Inc.*	1,483		36,230
Zedge, Inc., Class B*	—	@	1
Zendesk, Inc.*	5,192		136,965
Zix Corp.*	3,649		13,684

			5,498,460

Technology Hardware, Storage & Peripherals (0.2%)
3D Systems Corp. (x)*	6,845		93,708
Avid Technology, Inc.*	2,272		13,200
CPI Card Group, Inc. (x)	1,132		5,671
Cray, Inc.*	2,580		77,194
Diebold, Inc.	3,823		94,925
Eastman Kodak Co. (x)*	1,236		19,875
Electronics for Imaging, Inc.*	3,008		129,464
Immersion Corp. (x)*	1,807		13,263
Nimble Storage, Inc.*	3,988		31,745

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Pure Storage, Inc., Class A (x)*	3,880	$42,292
Silicon Graphics International Corp.*	2,379	11,966
Stratasys Ltd. (x)*	3,057	69,975
Super Micro Computer, Inc.*	2,468	61,330
USA Technologies, Inc.*	2,284	9,753

		674,361

Total Information Technology		22,753,129

Materials (6.1%)
Chemicals (3.9%)
A. Schulman, Inc.	2,292	55,971
AgroFresh Solutions, Inc. (x)*	1,323	7,025
American Vanguard Corp.	1,906	28,800
Axiall Corp.	4,527	147,625
Balchem Corp.	2,010	119,897
Calgon Carbon Corp.	3,256	42,816
Chase Corp.	433	25,577
Chemtura Corp.*	4,080	107,630
Chermours Co. (x)	11,682	96,260
Codexis, Inc.*	2,084	8,399
Ferro Corp.*	5,306	70,994
Flotek Industries, Inc. (x)*	3,436	45,355
FutureFuel Corp.	1,523	16,570
GCP Applied Technologies, Inc.*	4,522	117,753
H.B. Fuller Co.	55,901	2,459,085
Hawkins, Inc.	616	26,741
Ingevity Corp.*	2,718	92,521
Innophos Holdings, Inc.	1,226	51,749
Innospec, Inc.	1,539	70,779
KMG Chemicals, Inc.	578	15,022
Koppers Holdings, Inc.*	1,334	40,994
Kraton Performance Polymers, Inc.*	1,917	53,542
Kronos Worldwide, Inc. (x)	1,446	7,591
LSB Industries, Inc. (x)*	1,302	15,728
Minerals Technologies, Inc.	13,091	743,569
Olin Corp.	10,590	263,056
OMNOVA Solutions, Inc.*	3,024	21,924
PolyOne Corp.	5,363	188,992
Quaker Chemical Corp.	818	72,966
Rayonier Advanced Materials, Inc.	2,643	35,918
RPM International, Inc.	16,450	821,678
Sensient Technologies Corp.	49,849	3,541,273
Stepan Co.	9,953	592,502
TerraVia Holdings, Inc. (x)*	4,947	12,961
Trecora Resources*	1,286	13,413
Tredegar Corp.	1,612	25,985
Trinseo S.A. (x)*	1,841	79,034
Tronox Ltd., Class A (x)	4,040	17,816
Valhi, Inc.	1,231	1,933

		10,157,444

Construction Materials (0.1%)
Headwaters, Inc.*	4,667	83,726
Summit Materials, Inc., Class A*	4,054	82,945
U.S. Concrete, Inc. (x)*	911	55,489
United States Lime & Minerals, Inc.	141	8,317

		230,477

Containers & Packaging (0.1%)
AEP Industries, Inc.	259	$20,839
AptarGroup, Inc.	1,600	126,608
Greif, Inc., Class A	1,646	61,346
Greif, Inc., Class B	357	19,546
Multi Packaging Solutions International Ltd.*	1,245	16,621
Myers Industries, Inc.	1,399	20,146
UFP Technologies, Inc.*	388	8,745

		273,851

Metals & Mining (1.8%)
AK Steel Holding Corp. (x)*	15,121	70,464
Allegheny Technologies, Inc. (x)	6,903	88,013
Ampco-Pittsburgh Corp.	502	5,678
Carpenter Technology Corp. (x)	20,244	666,635
Century Aluminum Co. (x)*	3,013	19,072
Cliffs Natural Resources, Inc. (x)*	11,266	63,878
Coeur Mining, Inc. (x)*	9,751	103,946
Commercial Metals Co.	7,280	123,032
Detour Gold Corp.*	72,900	1,823,699
Ferroglobe plc	4,251	36,601
Gold Resource Corp.	3,091	11,097
Handy & Harman Ltd.*	188	4,924
Haynes International, Inc.	805	25,824
Hecla Mining Co. (x)	24,382	124,348
Kaiser Aluminum Corp.	1,087	98,276
Materion Corp.	1,314	32,535
OceanaGold Corp.	299,150	1,141,538
Olympic Steel, Inc.	512	13,983
Ryerson Holding Corp. (x)*	738	12,915
Schnitzer Steel Industries, Inc., Class A	1,681	29,585
Stillwater Mining Co.*	7,792	92,413
SunCoke Energy, Inc.	4,095	23,833
TimkenSteel Corp. (x)	2,548	24,512
Worthington Industries, Inc.	2,882	121,908

		4,758,709

Paper & Forest Products (0.2%)
Boise Cascade Co.*	2,489	57,123
Clearwater Paper Corp.*	1,116	72,953
Deltic Timber Corp.	681	45,715
KapStone Paper and Packaging Corp.	5,391	70,137
Louisiana-Pacific Corp.*	9,222	160,002
Neenah Paper, Inc.	1,052	76,133
P.H. Glatfelter Co.	2,678	52,382
Schweitzer-Mauduit International, Inc.	1,932	68,161

		602,606

Total Materials		16,023,087

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.4%)
8x8, Inc.*	5,646	82,488
ATN International, Inc.	624	48,554
Cincinnati Bell, Inc.*	13,525	61,809
Cogent Communications Holdings, Inc.	2,671	107,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Consolidated Communications Holdings, Inc. (x)	3,146	$85,697
FairPoint Communications, Inc.*	1,330	19,524
General Communication, Inc., Class A*	1,879	29,688
Globalstar, Inc. (x)*	23,827	28,831
Hawaiian Telcom Holdco, Inc.*	398	8,434
IDT Corp., Class B	1,039	14,743
Inteliquent, Inc.	2,193	43,619
Intelsat S.A. (x)*	2,039	5,261
Iridium Communications, Inc. (x)*	5,239	46,522
Lumos Networks Corp.*	1,202	14,544
ORBCOMM, Inc.*	22,314	222,024
pdvWireless, Inc. (x)*	631	13,497
Straight Path Communications, Inc., Class B (x)*	570	15,772
Vonage Holdings Corp.*	12,208	74,469
Windstream Holdings, Inc. (x)	6,111	56,649

		979,125

Wireless Telecommunication Services (0.0%)
Boingo Wireless, Inc.*	2,258	20,141
NII Holdings, Inc.*	3,359	10,682
Shenandoah Telecommunications Co.	2,965	115,813
Spok Holdings, Inc.	1,295	24,819

		171,455

Total Telecommunication Services		1,150,580

Utilities (4.3%)
Electric Utilities (1.8%)
ALLETE, Inc.	3,175	205,200
El Paso Electric Co.	2,557	120,869
Empire District Electric Co.	2,823	95,897
Genie Energy Ltd., Class B*	857	5,802
IDACORP, Inc.	46,102	3,750,398
MGE Energy, Inc.	2,229	125,972
Otter Tail Corp.	2,415	80,878
PNM Resources, Inc.	5,113	181,205
Portland General Electric Co.	5,727	252,675
Spark Energy, Inc., Class A	314	10,378

		4,829,274

Gas Utilities (1.8%)
Chesapeake Utilities Corp.	942	62,342
Delta Natural Gas Co., Inc. (x)	390	10,507
New Jersey Resources Corp.	5,483	211,370
Northwest Natural Gas Co.	1,733	112,333
ONE Gas, Inc.	3,338	222,277
South Jersey Industries, Inc.	5,101	161,294
Southwest Gas Corp.	3,028	238,334
Spire, Inc.	49,192	3,484,761
WGL Holdings, Inc.	3,226	228,368

		4,731,586

Independent Power and Renewable Electricity Producers (0.3%)
Atlantic Power Corp.	7,535	18,687
Atlantica Yield plc (x)	3,730	69,303
Dynegy, Inc.*	7,474	128,852

NRG Yield, Inc., Class A (x)	2,233	$33,986
NRG Yield, Inc., Class C (x)	4,024	62,734
Ormat Technologies, Inc.	2,477	108,393
Pattern Energy Group, Inc. (x)	3,667	84,231
Talen Energy Corp.*	5,356	72,574
TerraForm Global, Inc., Class A (x)	5,796	18,895
TerraForm Power, Inc., Class A (x)*	5,562	60,626
Vivint Solar, Inc. (x)*	1,424	4,372

		662,653

Multi-Utilities (0.2%)
Avista Corp.	4,059	181,843
Black Hills Corp.	3,301	208,095
NorthWestern Corp.	3,113	196,337
Unitil Corp.	904	38,574

		624,849

Water Utilities (0.2%)
American States Water Co.	2,343	102,670
Artesian Resources Corp., Class A	553	18,758
California Water Service Group	3,062	106,956
Connecticut Water Service, Inc.	3,708	208,390
Consolidated Water Co., Ltd.	995	12,995
Global Water Resources, Inc. (x)	477	4,197
Middlesex Water Co.	1,019	44,204
SJW Corp.	1,033	40,679
York Water Co.	791	25,344

		564,193

Total Utilities		11,412,555

Total Common Stocks (86.7%) (Cost $174,924,940)		228,864,877

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.3%)
Energy (0.3%)
Energy Equipment & Services (0.3%)
Unit Corp. 6.625%, 5/15/21	$1,057,000	805,962

Total Energy		805,962

Total Corporate Bonds		805,962

Total Long-Term Debt Securities (0.3%) (Cost $1,008,241)		805,962

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp. (Contingent Value Shares) (b)*†	9,594	7,987

Total Health Care		7,987

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Rights	Value (Note 1)

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc. (Contingent Value Shares) (b)*†	2,504	$—

Total Information Technology		—

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc. (Contingent Value Shares) (b)*†	3,905	8,786

Total Telecommunication Services		8,786

Total Rights (0.0%) (Cost $—)		16,773

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	1,465,991	1,465,991

	Principal Amount	Value (Note 1)
Repurchase Agreements (6.6%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $1,500,019, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $1,530,000. (xx)	$1,500,000	1,500,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $1,000,011, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $1,020,002. (xx)	1,000,000	1,000,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $3,000,030, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $3,060,014. (xx)	3,000,000	3,000,000
HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $1,000,011, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $1,020,021. (xx)	1,000,000	1,000,000

Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $6,137,609, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $6,260,289. (xx)	$6,137,537	$6,137,537
Mizuho Securities USA, Inc., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $1,000,013, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.750%, maturing 5/31/17-5/31/23; total market value $1,020,000. (xx)	1,000,000	1,000,000
Natixis, 0.600%, dated 6/30/16, due 7/1/16, repurchase price $1,000,017, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50; total market value $1,020,017. (xx)	1,000,000	1,000,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $300,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $306,004. (xx)	300,000	300,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $1,000,013, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $1,020,014. (xx)	1,000,000	1,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $1,000,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $1,020,000. (xx)	1,000,000	1,000,000
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $500,005, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $510,001. (xx)	500,000	500,000

Total Repurchase Agreements		17,437,537

Total Short-Term Investments (7.2%) (Cost $18,903,528)		18,903,528

Total Investments (94.2%) (Cost $194,836,709)		248,591,140
Other Assets Less Liabilities (5.8%)		15,278,753

Net Assets (100%)		$263,869,893

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

*	Non-income producing.
†	Securities (totaling $22,189 or 0.0% of net assets) held at fair value by management.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
@	Shares are less than 0.5.
(b)	Illiquid Security.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $17,077,873. This was secured by collateral of $17,437,537 which was received as cash and subsequently invested in short-term investments currently valued at $17,437,537, as reported in the Portfolio of Investments, and $159,639 collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.500%, maturing 7/14/16-2/15/46.

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)
PennyMac Financial Services, Inc., Class A	$15,713	$—	$—	$12,777	$—	$—
PennyMac Mortgage Investment Trust (REIT)	70,165	—	5,971	68,572	2,161	(321)

	$85,878	$—	$5,971	$81,349	$2,161	$(321)

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	210	September-16	$24,798,218	$24,095,400	$(702,818)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)(b)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (c)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (d)		Total
Assets:
Common Stocks
Consumer Discretionary	$31,109,413	$13,754	$—		$31,123,167
Consumer Staples	8,389,078	661,684	—		9,050,762
Energy	8,659,295	1,312,656	—		9,971,951
Financials	50,076,623	—	5,416		50,082,039
Health Care	21,628,103	2,980,407	—		24,608,510
Industrials	52,689,097	—	—		52,689,097
Information Technology	22,698,096	55,033	—		22,753,129
Materials	15,961,741	61,346	—		16,023,087
Telecommunication Services	1,150,580	—	—		1,150,580
Utilities	11,412,555	—	—		11,412,555
Corporate Bonds
Energy	—	805,962	—		805,962
Rights
Health Care	—	—	7,987		7,987
Information Technology	—	—	—	(e)	—	(e)
Telecommunication Services	—	—	8,786		8,786

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)(b)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (c)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (d)	Total
Short-Term Investments
Investment Companies	$1,465,991	$—	$—	$1,465,991
Repurchase Agreements	—	17,437,537	—	17,437,537

Total Assets	$225,240,572	$23,328,379	$22,189	$248,591,140

Liabilities:
Futures	$(702,818)	$—	$—	$(702,818)

Total Liabilities	$(702,818)	$—	$—	$(702,818)

Total	$224,537,754	$23,328,379	$22,189	$247,888,322

(a)	A security with a market value of $27,024 transferred from Level 2 to Level 1 at the end of the period due to active trading.
(b)	A security with a market value of $6,257 transferred from Level 3 to Level 1 at the end of the period due to active trading.
(c)	Securities with a market value of $116,379 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.
(d)	A security with a market value of $5,416 transferred from Level 1 to Level 3 at the end of the period due to inactive trading.
(e)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(702,818	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Foreign exchange contracts	$—
Equity contracts	470,292

Total	$470,292

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$(248,514)

^ The portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $23,210,000 during the six months ended June 30, 2016.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets

Citigroup Global Markets Ltd.	$1,500,000	$—	$1,500,000	$(1,500,000)	$—
Deutsche Bank AG	1,000,000	—	1,000,000	(1,000,000)	—
HSBC Securities, Inc.	4,000,000	—	4,000,000	(4,000,000)	—
Merrill Lynch PFS, Inc.	6,137,537	—	6,137,537	(6,137,537)	—
Mizuho Securities USA, Inc.	1,000,000	—	1,000,000	(1,000,000)	—
Natixis	2,300,000	—	2,300,000	(2,300,000)	—
Nomura Securities Co., Ltd.	1,000,000	—	1,000,000	(1,000,000)	—
RBS Securities, Inc.	500,000	—	500,000	(500,000)	—

Total	$17,437,537	$—	$17,437,537	$(17,437,537)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 6%)*	$31,119,856
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 7%)*	$51,792,020

*	During the period ended June 30, 2016, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,980,936
Aggregate gross unrealized depreciation	(18,063,724)

Net unrealized appreciation	$53,917,212

Federal income tax cost of investments	$194,673,928

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $121,328)	$81,349
Unaffiliated Issuers (Cost $177,277,844)	231,072,254
Repurchase Agreements (Cost $17,437,537)	17,437,537
Cash	31,121,728
Foreign cash (Cost $25)	26
Cash held as collateral at broker	1,134,600
Due from broker for futures variation margin	384,297
Receivable for securities sold	266,292
Dividends, interest and other receivables	210,888
Due from Custodian	64,967
Receivable from Separate Accounts for Trust shares sold	20,604
Security lending income receivable	19,903
Other assets	2,803

Total assets	281,817,248

LIABILITIES
Payable on return of securities loaned	17,437,537
Payable for securities purchased	196,201
Investment management fees payable	148,880
Payable to Separate Accounts for Trust shares redeemed	47,896
Distribution fees payable – Class IB	27,621
Administrative fees payable	27,077
Distribution fees payable – Class IA	675
Trustees’ fees payable	609
Accrued expenses	60,859

Total liabilities	17,947,355

NET ASSETS	$263,869,893

Net assets were comprised of:
Paid in capital	$230,954,165
Accumulated undistributed net investment income (loss)	1,132,935
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(21,268,019)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	53,050,812

Net assets	$263,869,893

Class IA
Net asset value, offering and redemption price per share, $3,258,461 / 220,155 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.80

Class IB
Net asset value, offering and redemption price per share, $135,238,158 / 9,128,131 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.82

Class K
Net asset value, offering and redemption price per share, $125,373,274 / 8,461,682 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.82

(x)	Includes value of securities on loan of $17,077,873.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends ($2,161 of dividend income received from affiliates) (net of $10,794 foreign withholding tax)	$1,816,239
Interest	72,498
Securities lending (net)	42,385

Total income	1,931,122

EXPENSES
Investment management fees	879,757
Distribution fees – Class IB	160,415
Administrative fees	157,966
Custodian fees	47,995
Professional fees	26,453
Printing and mailing expenses	8,617
Distribution fees – Class IA	3,904
Trustees’ fees	3,131
Miscellaneous	5,776

Gross expenses	1,294,014
Less: Waiver from investment manager	(12,567)

Net expenses	1,281,447

NET INVESTMENT INCOME (LOSS)	649,675

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($(321) of realized gain (loss) from affiliates)	9,536,439
Futures	470,292
Foreign currency transactions	(7,874)

Net realized gain (loss)	9,998,857

Change in unrealized appreciation (depreciation) on:
Investments ($1,442 of change in unrealized appreciation (depreciation) from affiliates)	4,798,549
Futures	(248,514)
Foreign currency translations	(693)

Net change in unrealized appreciation (depreciation)	4,549,342

NET REALIZED AND UNREALIZED GAIN (LOSS)	14,548,199

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,197,874

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$649,675	$1,001,143
Net realized gain (loss) on investments, futures and foreign currency transactions	9,998,857	35,083,411
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	4,549,342	(55,024,166)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,197,874	(18,939,612)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(8,522)
Class IB	—	(343,018)
Class K	—	(631,358)

TOTAL DIVIDENDS:	—	(982,898)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 14,215 and 49,139 shares, respectively ]	199,553	725,218
Capital shares issued in reinvestment of dividends [ 0 and 624 shares, respectively ]	—	8,522
Capital shares repurchased [ (27,593) and (94,589) shares, respectively ]	(383,899)	(1,380,236)

Total Class IA transactions	(184,346)	(646,496)

Class IB
Capital shares sold [ 550,414 and 1,255,114 shares, respectively ]	7,601,295	18,527,020
Capital shares issued in reinvestment of dividends [ 0 and 25,073 shares, respectively ]	—	343,018
Capital shares repurchased [ (1,385,085) and (2,204,782) shares, respectively ]	(18,652,417)	(32,387,168)

Total Class IB transactions	(11,051,122)	(13,517,130)

Class K
Capital shares sold [ 590 and 18,512 shares, respectively ]	8,747	274,449
Capital shares issued in reinvestment of dividends [ 0 and 46,208 shares, respectively ]	—	631,358
Capital shares repurchased [ (695,813) and (3,640,052) shares, respectively ]	(9,481,707)	(54,206,313)

Total Class K transactions	(9,472,960)	(53,300,506)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(20,708,428)	(67,464,132)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,510,554)	(87,386,642)
NET ASSETS:
Beginning of period	269,380,447	356,767,089

End of period (a)	$263,869,893	$269,380,447

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,132,935	$483,260

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IA		2015	2014	2013	2012	2011
Net asset value, beginning of period	$13.91	$14.92	$14.61	$10.70	$9.22	$10.21

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.03	— #	0.01	0.07	0.02
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.86	(1.01)	0.31	3.91	1.48	(0.97)

Total from investment operations	0.89	(0.98)	0.31	3.92	1.55	(0.95)

Less distributions:
Dividends from net investment income	—	(0.03)	— #	(0.01)	(0.07)	(0.04)

Net asset value, end of period	$14.80	$13.91	$14.92	$14.61	$10.70	$9.22

Total return (b)	6.40%	(6.54)%	2.14%	36.68%	16.85%	(9.33)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,258	$3,249	$4,153	$5,840	$3,836	$3,286
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.14%	1.13%	1.14%	1.16%	1.19%	0.90%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.14%	1.13%	1.14%	1.16%	1.19%	0.90%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.15%	1.13%	1.14%	1.16%	1.19%	0.92%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.40%	0.19%	0.01%	0.11%	0.70%	0.18%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.40%	0.19%	0.01%	0.11%	0.70%	0.18%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.39%	0.19%	0.01%	0.11%	0.70%	0.17%
Portfolio turnover rate (z)^	14%	31%	17%	12%	9%	16%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IB		2015	2014	2013	2012	2011
Net asset value, beginning of period	$13.93	$14.94	$14.63	$10.71	$9.23	$10.23

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.03	— #	0.01	0.07	0.01
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.86	(1.01)	0.31	3.92	1.48	(1.00)

Total from investment operations	0.89	(0.98)	0.31	3.93	1.55	(0.99)

Less distributions:
Dividends from net investment income	—	(0.03)	— #	(0.01)	(0.07)	(0.01)

Net asset value, end of period	$14.82	$13.93	$14.94	$14.63	$10.71	$9.23

Total return (b)	6.39%	(6.53)%	2.13%	36.74%	16.83%	(9.64)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$135,238	$138,752	$162,636	$187,482	$150,281	$138,682
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.14%	1.13%	1.14%	1.16%	1.19%	1.15%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.14%	1.13%	1.14%	1.16%	1.19%	1.15%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.15%	1.13%	1.14%	1.16%	1.19%	1.17	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.40%	0.19%	0.02%	0.10%	0.68%	0.11%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.40%	0.19%	0.02%	0.10%	0.68%	0.11%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.39%	0.19%	0.02%	0.10%	0.68%	0.10%
Portfolio turnover rate (z)^	14%	31%	17%	12%	9%	16%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				August 26, 2011* to December 31, 2011
Class K		2015	2014	2013	2012
Net asset value, beginning of period	$13.91	$14.92	$14.61	$10.70	$9.22	$8.63

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04	0.06	0.04	0.04	0.09	0.02
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.87	(1.00)	0.31	3.92	1.49	0.61

Total from investment operations	0.91	(0.94)	0.35	3.96	1.58	0.63

Less distributions:
Dividends from net investment income	—	(0.07)	(0.04)	(0.05)	(0.10)	(0.04)

Net asset value, end of period	$14.82	$13.91	$14.92	$14.61	$10.70	$9.22

Total return (b)	6.54%	(6.30)%	2.39%	37.02%	17.14%	7.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$125,373	$127,379	$189,977	$209,129	$184,013	$198,047
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.89%	0.88%	0.89%	0.91%	0.94%	0.90%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.89%	0.88%	0.89%	0.91%	0.94%	0.90%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.90%	0.88%	0.89%	0.91%	0.94%	0.90%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.43%	0.28%	0.35%	0.93%	0.76%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.65%	0.43%	0.28%	0.35%	0.93%	0.76%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.64%	0.43%	0.28%	0.35%	0.93%	0.76%
Portfolio turnover rate (z)^	14%	31%	17%	12%	9%	16%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION

PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Government Securities	37.8%
Exchange Traded Funds	30.0
Investment Companies	5.1
Repurchase Agreements	2.8
Cash and Other	24.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while Class K shares of the Portfolio ceased operations after the close of business on February 21, 2016, the ‘hypothetical expenses paid during the period’ with respect to Class K shares reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IB
Actual	$1,000.00	$1,026.80	$6.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.83	6.09
Class K†
Actual	1,000.00	973.20	1.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.04	4.87

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.21% and 0.97%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 for Class IB and the hypothetical example (to reflect the one-half year period) and multiplied by 52/366 for Class K (to reflect the actual number of days the Class was in operation in the period).

†   Class K ceased operations after the close of business on February 21, 2016.

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(30.0%)
iShares® Core S&P 500 ETF	37,484	$7,897,879
SPDR® S&P 500 ETF Trust (x)	37,691	7,897,395
Vanguard S&P 500 ETF	225,906	43,423,651

Total Investment Companies (30.0%) (Cost $57,469,978)		59,218,925

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Government Security (37.8%)
U.S. Treasury (37.8%)
U.S. Treasury Notes 2.125%, 5/15/25	$70,678,000	74,653,638

Total Long-Term Debt Securities (37.8%) (Cost $71,338,213)		74,653,638

SHORT-TERM INVESTMENTS:
Government Securities (18.4%)
Federal Home Loan Bank 0.30%, 8/24/16 (o)(p)	28,891,000	28,877,967
Federal National Mortgage Association 0.26%, 8/1/16 (o)(p)	7,383,000	7,381,297

Total Government Securities		36,259,264

	Number of Shares	Value (Note 1)
Investment Company (5.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	10,124,072	10,124,072

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.8%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $600,008, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $612,000. (xx)	$600,000	600,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $400,005, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $408,001. (xx)	400,000	400,000

HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $1,000,010, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $1,020,005. (xx)	$1,000,000	$1,000,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $1,481,586, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $1,511,201. (xx)	1,481,569	1,481,569
Mizuho Securities USA, Inc., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $1,000,013, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.750%, maturing 5/31/17-5/31/23; total market value $1,020,000. (xx)	1,000,000	1,000,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $1,000,013, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $1,020,014. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		5,481,569

Total Short-Term Investments (26.3%) (Cost $51,865,281)		51,864,905

Total Investments (94.1%) (Cost $180,673,472)		185,737,468
Other Assets Less Liabilities (5.9%)		11,706,611

Net Assets (100%)		$197,444,079

(o)	Discount Note Security. Effective rate calculated as of June 30, 2016.
(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $5,368,820. This was secured by collateral of $5,481,569 which was received as cash and subsequently invested in short-term investments currently valued at $5,481,569, as reported in the Portfolio of Investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index	231	September-16	$7,424,185	$7,318,857	$(105,328)
FTSE 100 Index	89	September-16	7,095,609	7,609,458	513,849
Russell 2000 Mini Index	69	September-16	7,998,273	7,917,060	(81,213)
S&P MidCap 400 E-Mini Index	87	September-16	12,996,650	12,989,100	(7,550)
TOPIX Index	34	September-16	4,352,863	4,100,808	(252,055)

					$67,703

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Futures	$513,849	$—	$—	$513,849
Government Securities
U.S. Treasuries	—	74,653,638	—	74,653,638
Investment Companies
Exchange Traded Funds (ETFs)	59,218,925	—	—	59,218,925
Short-Term Investments
Government Securities	—	36,259,264	—	36,259,264
Investment Companies	10,124,072	—	—	10,124,072
Repurchase Agreements	—	5,481,569	—	5,481,569

Total Assets	$69,856,846	$116,394,471	$—	$186,251,317

Liabilities:
Futures	$(446,146)	$—	$—	$(446,146)

Total Liabilities	$(446,146)	$—	$—	$(446,146)

Total	$69,410,700	$116,394,471	$—	$185,805,171

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$513,849	*

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(446,146	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$(788,756)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$(115,315)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $37,246,000 during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets

Citigroup Global Markets Ltd.	$600,000	$—	$600,000	$(600,000)	$—
Deutsche Bank AG	400,000	—	400,000	(400,000)	—
HSBC Securities, Inc.	1,000,000	—	1,000,000	(1,000,000)	—
Merrill Lynch PFS, Inc.	1,481,569	—	1,481,569	(1,481,569)	—
Mizuho Securities USA, Inc.	1,000,000	—	1,000,000	(1,000,000)	—
Natixis	1,000,000	—	1,000,000	(1,000,000)	—

Total	$5,481,569	$—	$5,481,569	$(5,481,569)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$112,325,035
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$68,592,705

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,034,240
Aggregate gross unrealized depreciation	(92,749)

Net unrealized appreciation	$4,941,491

Federal income tax cost of investments	$180,795,977

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $175,191,903)	$180,255,899
Repurchase Agreements (Cost $5,481,569)	5,481,569
Cash	12,000,000
Receivable for securities sold	5,229,606
Due from broker for futures variation margin	3,169,358
Receivable from Separate Accounts for Trust shares sold	849,371
Dividends, interest and other receivables	237,305
Security lending income receivable	554
Other assets	1,680

Total assets	207,225,342

LIABILITIES
Payable on return of securities loaned	5,481,569
Payable for securities purchased	4,079,231
Investment management fees payable	120,783
Distribution fees payable – Class IB	38,395
Administrative fees payable	20,683
Trustees’ fees payable	378
Payable to Separate Accounts for Trust shares redeemed	13
Accrued expenses	40,211

Total liabilities	9,781,263

NET ASSETS	$197,444,079

Net assets were comprised of:
Paid in capital	$193,884,762
Accumulated undistributed net investment income (loss)	286,289
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(1,834,850)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	5,107,878

Net assets	$197,444,079

Class IB
Net asset value, offering and redemption price per share, $197,444,079 / 19,819,379 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.96

(x)	Includes value of securities on loan of $5,368,820.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Interest	$627,679
Dividends	548,495
Securities lending (net)	554

Total income	1,176,728

EXPENSES
Investment management fees	607,474
Distribution fees – Class IB	186,520
Administrative fees	103,355
Professional fees	25,101
Offering costs	13,732
Custodian fees	8,543
Printing and mailing expenses	5,035
Trustees’ fees	1,700
Miscellaneous	831

Gross expenses	952,291
Less: Waiver from investment manager	(33,551)

Net expenses	918,740

NET INVESTMENT INCOME (LOSS)	257,988

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	331,661
Futures	(788,756)
Foreign currency transactions	46,782

Net realized gain (loss)	(410,313)

Change in unrealized appreciation (depreciation) on:
Investments	5,415,619
Futures	(115,315)
Foreign currency translations	(25,438)

Net change in unrealized appreciation (depreciation)	5,274,866

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,864,553

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,122,541

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	May 1, 2015* to December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$257,988	$196,975
Net realized gain (loss) on investments, futures and foreign currency transactions	(410,313)	(1,428,223)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	5,274,866	(166,988)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,122,541	(1,398,236)

DIVIDENDS:
Dividends from net investment income
Class IB	—	(166,612)
Class K (b)	—	(31,779)

TOTAL DIVIDENDS:	—	(198,391)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 8,502,564 and 11,549,175 shares, respectively ]	82,269,208	113,331,160
Capital shares issued in reinvestment of dividends [ 0 and 17,317 shares, respectively ]	—	166,612
Capital shares repurchased [ (126,667) and (123,010) shares, respectively ]	(1,199,659)	(1,205,857)

Total Class IB transactions	81,069,549	112,291,915

Class K (b)
Capital shares sold [ 0 and 990,000 shares, respectively ]	86	9,900,000
Capital shares issued in reinvestment of dividends [ 0 and 3,303 shares, respectively ]	—	31,779
Capital shares repurchased [ (993,303) and 0 shares, respectively ]	(9,375,164)	—

Total Class K transactions	(9,375,078)	9,931,779

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	71,694,471	122,223,694

TOTAL INCREASE (DECREASE) IN NET ASSETS	76,817,012	120,627,067
NET ASSETS:
Beginning of period	120,627,067	—

End of period (a)	$197,444,079	$120,627,067

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$286,289	$28,301

(b) After the close of business on February 21, 2016, operations for Class K ceased and shares were fully redeemed.
* The Portfolio commenced operations on May 1, 2015.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)		May 1, 2015* to December 31, 2015
Class IB
Net asset value, beginning of period	$9.70		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02		0.03
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.24		(0.31)

Total from investment operations	0.26		(0.28)

Less distributions:
Dividends from net investment income	—		(0.02)

Net asset value, end of period	$9.96		$9.70

Total return (b)	2.68%		(2.84)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$197,444		$110,993
Ratio of expenses to average net assets:
After waivers (a)(f)	1.21	%(j)	1.23%
Before waivers (a)(f)	1.26%		1.33%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.35%		0.50	%(l)
Before waivers (a)(f)	0.30%		0.40	%(l)
Portfolio turnover rate (z)^	67%		40%

	January 1, 2016 to February 21, 2016‡ (Unaudited)		May 1, 2015* to December 31, 2015
Class K
Net asset value, beginning of period	$9.70		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#	0.04
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.26)		(0.31)

Total from investment operations	(0.26)		(0.27)

Less distributions:
Dividends from net investment income	—		(0.03)

Net asset value, end of period	$9.44		$9.70

Total return (b)	(2.68)%		(2.68)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$9,634
Ratio of expenses to average net assets:
After waivers (a)(f)	0.97%		0.99%
Before waivers (a)(f)	1.03%		1.44%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.06)%		0.64	%(l)
Before waivers (a)(f)	(0.12)%		0.19	%(l)
Portfolio turnover rate (z)^	67%		40%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
‡	After the close of business on February 21, 2016 operations for Class K ceased and shares were fully redeemed.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.25% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/HORIZON SMALL CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Financials	37.5%
Consumer Discretionary	20.6
Industrials	10.0
Repurchase Agreements	7.0
Information Technology	6.2
Utilities	4.5
Energy	3.7
Investment Companies	3.1
Materials	3.0
Consumer Staples	2.8
Health Care	2.3
Telecommunication Services	0.4
Cash and Other	(1.1)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IB
Actual	$1,000.00	$1,045.61	$6.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.90	6.02
Class K
Actual	1,000.00	1,046.84	4.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.14	4.77

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.20% and 0.95%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (20.6%)
Auto Components (0.8%)
Cooper Tire & Rubber Co.	5,180	$154,468
Cooper-Standard Holding, Inc.*	105	8,294
Dana Holding Corp.	13,970	147,523
Dorman Products, Inc.*	11,000	629,200
Federal-Mogul Holdings Corp.*	2,963	24,622
Metaldyne Performance Group, Inc.	547	7,521
Modine Manufacturing Co.*	4,400	38,720
Motorcar Parts of America, Inc.*	108	2,935
Spartan Motors, Inc.	3,007	18,824
Standard Motor Products, Inc.	811	32,262
Strattec Security Corp.	319	13,006
Superior Industries International, Inc.	2,324	62,237
Tower International, Inc.	1,935	39,822

		1,179,434

Distributors (0.0%)
Weyco Group, Inc.	537	14,918

Diversified Consumer Services (0.4%)
American Public Education, Inc.*	1,470	41,307
Apollo Education Group, Inc.*	8,041	73,334
Ascent Capital Group, Inc., Class A*	990	15,236
Bridgepoint Education, Inc.*	1,727	12,503
Cambium Learning Group, Inc.*	1,018	4,591
Capella Education Co.	68	3,580
Career Education Corp.*	6,228	37,057
Carriage Services, Inc.	115	2,723
Chegg, Inc. (x)*	4,377	21,885
DeVry Education Group, Inc. (x)	5,872	104,756
Houghton Mifflin Harcourt Co.*	3,861	60,347
K12, Inc.*	3,170	39,593
Liberty Tax, Inc.	122	1,625
Regis Corp.*	3,477	43,289
Sotheby’s, Inc.	2,140	58,636
Strayer Education, Inc.*	551	27,071
Weight Watchers International, Inc. (x)*	198	2,303

		549,836

Hotels, Restaurants & Leisure (5.0%)
Belmond Ltd., Class A*	7,847	77,685
Biglari Holdings, Inc.*	88	35,494
Caesars Acquisition Co., Class A*	4,401	49,379
Caesars Entertainment Corp. (x)*	5,341	41,072
Carrols Restaurant Group, Inc.*	417	4,962
Century Casinos, Inc.*	967	6,024
Cracker Barrel Old Country Store, Inc. (x)	91	15,604
Del Frisco’s Restaurant Group, Inc.*	2,040	29,213
Del Taco Restaurants, Inc. (x)*	2,344	21,330
Denny’s Corp.*	1,918	20,580
DineEquity, Inc.	711	60,279
El Pollo Loco Holdings, Inc.*	1,916	24,908
Eldorado Resorts, Inc.*	240	3,647
Empire Resorts, Inc. (x)*	265	4,187
Fiesta Restaurant Group, Inc.*	441	9,618

Fogo De Chao, Inc. (x)*	457	$5,969
Golden Entertainment, Inc. (x)	733	8,569
International Speedway Corp., Class A	2,465	82,454
Interval Leisure Group, Inc.	9,564	152,068
Intrawest Resorts Holdings, Inc.*	1,505	19,535
J Alexander’s Holdings, Inc.*	1,190	11,817
Jack in the Box, Inc.	673	57,824
Kona Grill, Inc. (x)*	342	3,666
La Quinta Holdings, Inc.*	6,316	72,002
Luby’s, Inc.*	1,754	8,805
Marcus Corp.	1,702	35,912
Marriott Vacations Worldwide Corp.	1,960	134,240
Monarch Casino & Resort, Inc.*	961	21,113
Noodles & Co. (x)*	320	3,130
Penn National Gaming, Inc.*	1,007	14,048
Pinnacle Entertainment, Inc.*	5,017	55,588
Red Lion Hotels Corp.*	1,225	8,894
Red Robin Gourmet Burgers, Inc.*	1,036	49,138
Ruby Tuesday, Inc.*	5,687	20,530
Speedway Motorsports, Inc.	1,054	18,709
Tropicana Entertainment, Inc.*	112,200	2,187,889
Wendy’s Co.	424,400	4,082,728

		7,458,610

Household Durables (3.9%)
Bassett Furniture Industries, Inc.	430	10,294
Beazer Homes USA, Inc. (x)*	3,041	23,568
Century Communities, Inc.*	1,332	23,097
CSS Industries, Inc.	825	22,118
Flexsteel Industries, Inc.	583	23,098
GoPro, Inc., Class A (x)*	9,479	102,468
Green Brick Partners, Inc. (x)*	32,151	233,738
Hooker Furniture Corp.	967	20,781
Hovnanian Enterprises, Inc., Class A (x)*	11,584	19,461
KB Home (x)	6,163	93,739
La-Z-Boy, Inc.	2,646	73,612
LGI Homes, Inc. (x)*	91	2,907
Libbey, Inc.	1,891	30,048
Lifetime Brands, Inc.	1,022	14,911
M.D.C. Holdings, Inc.	2,308	56,177
M/I Homes, Inc.*	1,849	34,817
Meritage Homes Corp.*	3,313	124,370
NACCO Industries, Inc., Class A	358	20,048
New Home Co., Inc. (x)*	887	8,462
Newell Brands, Inc.	70,000	3,399,900
TopBuild Corp.*	3,111	112,618
TRI Pointe Group, Inc.*	113,152	1,337,457
UCP, Inc., Class A*	718	5,758
WCI Communities, Inc.*	2,039	34,459
William Lyon Homes, Class A (x)*	2,269	36,576
ZAGG, Inc.*	2,306	12,106

		5,876,588

Internet & Catalog Retail (0.0%)
1-800-Flowers.com, Inc., Class A*	1,705	15,379
FTD Cos., Inc.*	1,634	40,785
Gaiam, Inc., Class A (x)*	608	4,706
Lands’ End, Inc. (x)*	1,400	22,988

		83,858

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Leisure Products (0.1%)
Arctic Cat, Inc. (x)	695	$11,815
Callaway Golf Co.	5,533	56,492
Escalade, Inc.	914	9,359
JAKKS Pacific, Inc. (x)*	1,487	11,762
Johnson Outdoors, Inc., Class A	424	10,897
Performance Sports Group Ltd. (x)*	3,843	11,529

		111,854

Media (7.5%)
AMC Entertainment Holdings, Inc., Class A	1,890	52,183
Carmike Cinemas, Inc.*	765	23,042
Daily Journal Corp. (x)*	35	8,295
DreamWorks Animation SKG, Inc., Class A*	106,600	4,356,742
Entercom Communications Corp., Class A	2,449	33,233
Eros International plc (x)*	2,764	44,970
EW Scripps Co., Class A*	5,556	88,007
Gannett Co., Inc.	11,005	151,979
Global Eagle Entertainment,Inc.*	4,036	26,799
Gray Television, Inc.*	2,276	24,695
Hemisphere Media Group, Inc. (x)*	141	1,664
Liberty Braves Group, Class A*	779	11,716
Liberty Braves Group, Class C (x)*	2,726	39,963
Liberty Media Group, Class A (x)*	1,850	35,409
Liberty Media Group, Class C*	3,576	67,837
Live Nation Entertainment, Inc.*	147,800	3,473,300
Loral Space & Communications, Inc.*	6,100	215,147
MDC Partners, Inc., Class A (x)	3,362	61,491
Media General, Inc.*	10,207	175,458
Meredith Corp.	3,517	182,567
MSG Networks, Inc., Class A*	3,703	56,804
National CineMedia, Inc.	5,814	90,001
New Media Investment Group, Inc.	3,072	55,511
New York Times Co., Class A	11,669	141,195
Promotora de Informaciones S.A. (ADR)*	26,310	141,022
Reading International, Inc., Class A*	1,153	14,401
Saga Communications, Inc., Class A (x)	337	13,325
Salem Media Group, Inc.	1,007	7,271
Scholastic Corp. (x)	2,532	100,292
Starz, Class A*	47,000	1,406,240
Time, Inc.	9,622	158,378
Townsquare Media, Inc., Class A*	833	6,572
tronc, Inc.	974	13,441

		11,278,950

Multiline Retail (0.2%)
Fred’s, Inc., Class A	3,123	50,312
Sears Canada, Inc. (x)*	56,000	166,880
Sears Holdings Corp. (x)*	843	11,473
Tuesday Morning Corp.*	4,183	29,365

		258,030

Specialty Retail (2.0%)
Aaron’s, Inc.	6,158	$134,799
Abercrombie & Fitch Co., Class A	6,365	113,361
American Eagle Outfitters, Inc. (x)	1,549	24,676
America’s Car-Mart, Inc. (x)*	746	21,067
Ascena Retail Group, Inc.*	10,733	75,024
Barnes & Noble Education, Inc.*	3,746	38,022
Barnes & Noble, Inc.	5,916	67,147
Big 5 Sporting Goods Corp.	1,688	15,648
Boot Barn Holdings, Inc. (x)*	1,250	10,775
Buckle, Inc. (x)	1,760	45,742
Build-A-Bear Workshop, Inc.*	1,220	16,372
Caleres, Inc.	4,001	96,864
Cato Corp., Class A	1,938	73,101
Chico’s FAS, Inc.	1,219	13,055
Citi Trends, Inc.	1,369	21,261
Conn’s, Inc. (x)*	1,957	14,717
Container Store Group, Inc. (x)*	1,097	5,869
Destination XL Group, Inc.*	922	4,213
DSW, Inc., Class A (x)	6,284	133,095
Express, Inc.*	6,954	100,903
Finish Line, Inc., Class A	2,716	54,836
Genesco, Inc.*	1,691	108,748
Group 1 Automotive, Inc.	1,506	74,336
Guess?, Inc. (x)	5,698	85,755
Haverty Furniture Cos., Inc.	1,781	32,111
Hibbett Sports, Inc. (x)*	444	15,447
Kirkland’s, Inc.*	747	10,966
Lumber Liquidators Holdings, Inc. (x)*	2,491	38,411
MarineMax, Inc.*	1,038	17,615
Office Depot, Inc.*	51,751	171,296
Party City Holdco, Inc.*	1,415	19,683
Penske Automotive Group, Inc.	14,000	440,440
Pier 1 Imports, Inc. (x)	6,409	32,942
Rent-A-Center, Inc. (x)	4,841	59,447
Restoration Hardware Holdings, Inc. (x)*	3,632	104,166
Sears Hometown and Outlet Stores, Inc.*	63,647	428,981
Shoe Carnival, Inc.	1,349	33,806
Sonic Automotive, Inc., Class A	2,637	45,119
Sportsman’s Warehouse Holdings, Inc. (x)*	158	1,273
Stage Stores, Inc. (x)	2,480	12,102
Tailored Brands, Inc. (x)	3,182	40,284
Tilly’s, Inc., Class A*	1,205	6,977
Vitamin Shoppe, Inc.*	2,124	64,931
West Marine, Inc.*	1,767	14,825
Zumiez, Inc. (x)*	1,675	23,969

		2,964,177

Textiles, Apparel & Luxury Goods (0.7%)
Deckers Outdoor Corp.*	2,827	162,609
Delta Apparel, Inc.*	648	14,612
Fossil Group, Inc. (x)*	3,931	112,151
G-III Apparel Group Ltd.*	808	36,942
Iconix Brand Group, Inc. (x)*	3,981	26,912
Movado Group, Inc.	17,867	387,356
Perry Ellis International, Inc.*	1,165	23,440

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Sequential Brands Group, Inc. (x)*	3,639	$29,039
Unifi, Inc.*	1,453	39,565
Vera Bradley, Inc.*	564	7,992
Vince Holding Corp. (x)*	1,810	9,919
Wolverine World Wide, Inc.	7,627	154,981

		1,005,518

Total Consumer Discretionary		30,781,773

Consumer Staples (2.8%)
Beverages (0.2%)
Craft Brew Alliance, Inc. (x)*	741	8,536
Crimson Wine Group Ltd.*	42,400	354,464

		363,000

Food & Staples Retailing (0.4%)
Andersons, Inc.	2,535	90,094
Chefs’ Warehouse, Inc.*	159	2,544
Ingles Markets, Inc., Class A	1,316	49,087
Natural Grocers by Vitamin Cottage, Inc. (x)*	848	11,066
Smart & Final Stores, Inc.*	671	9,991
SpartanNash Co.	3,458	105,746
SUPERVALU, Inc.*	24,968	117,849
United Natural Foods, Inc.*	4,643	217,292
Village Super Market, Inc., Class A	674	19,472
Weis Markets, Inc.	886	44,787

		667,928

Food Products (0.7%)
Alico, Inc.	1,497	45,284
Cal-Maine Foods, Inc. (x)	646	28,631
Darling Ingredients, Inc.*	11,218	167,148
Dean Foods Co.	4,315	78,058
Fresh Del Monte Produce, Inc.	2,843	154,745
John B. Sanfilippo & Son, Inc.	560	23,873
Landec Corp.*	1,867	20,089
Limoneira Co.	86	1,515
Omega Protein Corp.*	1,970	39,380
Sanderson Farms, Inc. (x)	1,871	162,103
Seaboard Corp.*	25	71,766
Seneca Foods Corp., Class A*	613	22,197
Snyder’s-Lance, Inc.	7,505	254,345

		1,069,134

Household Products (0.1%)
Central Garden & Pet Co.*	839	19,154
Central Garden & Pet Co., Class A*	2,727	59,203
Oil-Dri Corp. of America	463	15,988

		94,345

Personal Products (1.2%)
Avon Products, Inc.	32,390	122,434
Elizabeth Arden, Inc.*	203	2,793
Inter Parfums, Inc.	55,722	1,591,978
Nature’s Sunshine Products, Inc.	753	7,176
Nutraceutical International Corp.*	731	16,923
Revlon, Inc., Class A*	770	24,779
Synutra International, Inc.*	1,489	5,673

		1,771,756

Tobacco (0.2%)
Alliance One International, Inc.*	787	$12,120
Turning Point Brands, Inc.*	270	2,773
Universal Corp. (x)	2,079	120,041
Vector Group Ltd.	4,621	103,603

		238,537

Total Consumer Staples		4,204,700

Energy (3.7%)
Energy Equipment & Services (1.3%)
Archrock, Inc.	6,496	61,192
Atwood Oceanics, Inc. (x)	5,749	71,977
Bristow Group, Inc.	3,181	36,295
CARBO Ceramics, Inc. (x)	1,826	23,921
Dawson Geophysical Co.*	1,837	14,972
Era Group, Inc.*	1,798	16,901
Exterran Corp.*	3,035	39,000
Fairmount Santrol Holdings, Inc. (x)*	6,131	47,270
Forum Energy Technologies, Inc.*	5,590	96,763
Geospace Technologies Corp. (x)*	1,226	20,070
Helix Energy Solutions Group,Inc.*	9,431	63,754
Hornbeck Offshore Services, Inc. (x)*	3,102	25,871
Independence Contract Drilling, Inc.*	2,815	15,285
Matrix Service Co.*	2,520	41,555
McDermott International,Inc. (x)*	22,647	111,876
Natural Gas Services Group, Inc.*	1,107	25,350
Newpark Resources, Inc.*	7,730	44,757
Oil States International, Inc.*	4,778	157,101
Parker Drilling Co.*	11,265	25,797
PHI, Inc. (Non-Voting)*	999	17,862
Pioneer Energy Services Corp.*	5,920	27,232
RigNet, Inc. (x)*	1,068	14,300
SEACOR Holdings, Inc.*	1,496	86,693
Seadrill Ltd. (x)*	35,419	114,758
Subsea 7 S.A. (ADR)*	60,000	588,000
TerraVest Capital, Inc.	300	1,512
Tesco Corp.	3,567	23,863
TETRA Technologies, Inc.*	2,569	16,364
Tidewater, Inc. (x)	4,443	19,594
Unit Corp.*	4,731	73,614
Willbros Group, Inc. (x)*	3,900	9,867

		1,933,366

Oil, Gas & Consumable Fuels (2.4%)
Abraxas Petroleum Corp.*	6,528	7,377
Adams Resources & Energy, Inc.	183	7,045
Alon USA Energy, Inc.	3,083	19,978
Ardmore Shipping Corp.	2,004	13,567
Bill Barrett Corp.*	4,588	29,317
California Resources Corp. (x)	2,964	36,161
Clayton Williams Energy, Inc.*	565	15,515
Clean Energy Fuels Corp. (x)*	8,156	28,301

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Cobalt International Energy, Inc. (x)*	38,162	$51,137
Contango Oil & Gas Co.*	1,642	20,098
CVR Energy, Inc. (x)	1,375	21,312
Delek U.S. Holdings, Inc.	5,786	76,433
Denbury Resources, Inc. (x)*	32,859	117,964
DHT Holdings, Inc.	8,707	43,796
Dorian LPG Ltd.*	2,321	16,363
Earthstone Energy, Inc.*	99	1,067
Eclipse Resources Corp. (x)*	4,554	15,210
EP Energy Corp., Class A (x)*	3,620	18,752
Erin Energy Corp. (x)*	985	2,374
EXCO Resources, Inc. (x)*	13,643	17,736
Frontline Ltd. (x)	6,093	47,952
GasLog Ltd. (x)	3,824	49,636
Gener8 Maritime, Inc.*	3,708	23,731
Golar LNG Ltd.	8,294	128,557
Green Plains, Inc.	3,357	66,200
Jones Energy, Inc., Class A*	2,932	12,080
Navigator Holdings Ltd.*	10,800	124,200
Navios Maritime Acquisition Corp.	8,065	12,662
Nordic American Tankers Ltd. (x)	8,072	112,120
Northern Oil and Gas, Inc. (x)*	4,402	20,337
Oasis Petroleum, Inc.*	16,669	155,688
Overseas Shipholding Group, Inc., Class A	3,367	37,003
Pacific Ethanol, Inc. (x)*	2,819	15,364
Panhandle Oil and Gas, Inc., Class A	651	10,852
Par Pacific Holdings, Inc. (x)*	31,330	480,602
PDC Energy, Inc.*	4,308	248,184
Permian Basin Royalty Trust	63,100	462,523
Renewable Energy Group, Inc.*	3,886	34,313
REX American Resources Corp.*	531	31,770
Ring Energy, Inc.*	3,324	29,318
RSP Permian, Inc.*	7,342	256,162
Sanchez Energy Corp. (x)*	3,532	24,936
Scorpio Tankers, Inc.	15,359	64,508
SemGroup Corp., Class A	4,137	134,701
Ship Finance International Ltd. (x)	5,558	81,925
Stone Energy Corp.*	1	8
Synergy Resources Corp. (x)*	15,366	102,338
Teekay Corp.	4,158	29,647
Teekay Tankers Ltd., Class A	10,974	32,703
W&T Offshore, Inc. (x)*	3,696	8,575
Western Refining, Inc.	6,362	131,248
Westmoreland Coal Co. (x)*	1,718	16,355

		3,545,701

Total Energy		5,479,067

Financials (37.5%)
Banks (9.0%)
1st Source Corp.	1,428	46,253
Access National Corp.	736	14,359
ACNB Corp. (x)	527	13,233
Allegiance Bancshares, Inc.*	930	23,138
American National Bankshares, Inc.	746	18,784
Ameris Bancorp	851	25,275

Ames National Corp. (x)	800	$21,456
Arrow Financial Corp.	982	29,745
Atlantic Capital Bancshares, Inc. (x)*	1,330	19,232
Avenue Financial Holdings, Inc. (x)*	88	1,729
Banc of California, Inc.	1,342	24,290
BancFirst Corp.	727	43,853
Banco Latinoamericano de Comercio Exterior S.A., Class E	2,864	75,896
Bancorp, Inc.*	3,299	19,860
BancorpSouth, Inc.	8,126	184,379
Bank of Marin Bancorp/California	553	26,749
Bankwell Financial Group, Inc.	438	9,662
Banner Corp.	2,809	119,495
Bar Harbor Bankshares	562	19,726
BBCN Bancorp, Inc.	7,269	108,453
Berkshire Hills Bancorp, Inc.	2,883	77,610
Blue Hills Bancorp, Inc. (x)	2,124	31,350
BNC Bancorp	3,186	72,354
Boston Private Financial Holdings, Inc.	7,635	89,940
Bridge Bancorp, Inc.	1,549	43,992
Brookline Bancorp, Inc.	6,474	71,408
Bryn Mawr Bank Corp.	1,553	45,348
BSB Bancorp, Inc./Massachusetts*	761	17,237
C&F Financial Corp.	290	12,980
California First National Bancorp	163	2,408
Camden National Corp.	945	39,690
Capital Bank Financial Corp., Class A	915	26,352
Capital City Bank Group, Inc.	1,060	14,755
Cardinal Financial Corp.	2,707	59,392
Carolina Financial Corp. (x)	923	17,242
Cascade Bancorp*	3,028	16,775
Cathay General Bancorp	6,958	196,216
CenterState Banks, Inc.	4,325	68,119
Central Pacific Financial Corp.	2,825	66,670
Central Valley Community Bancorp	784	10,976
Century Bancorp, Inc./Massachusetts, Class A	316	13,376
Chemical Financial Corp. (x)	3,568	133,051
Chemung Financial Corp. (x)	275	8,071
Citizens & Northern Corp.	1,106	22,363
City Holding Co.	1,365	62,067
CNB Financial Corp./Pennsylvania	1,305	23,229
CoBiz Financial, Inc.	3,130	36,621
Codorus Valley Bancorp, Inc.	689	14,035
Columbia Banking System, Inc.	5,424	152,197
Community Bank System, Inc.	4,021	165,223
Community Trust Bancorp, Inc.	1,413	48,975
CommunityOne Bancorp*	1,172	14,814
ConnectOne Bancorp, Inc.	2,700	42,363
County Bancorp, Inc. (x)	131	2,701
CU Bancorp*	1,344	30,549
Customers Bancorp, Inc.*	1,391	34,956
CVB Financial Corp.	9,420	154,394

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Eagle Bancorp, Inc.*	602	$28,962
Enterprise Bancorp, Inc./Massachusetts	752	18,040
Enterprise Financial Services Corp.	1,801	50,230
Equity Bancshares, Inc., Class A (x)*	476	10,539
F.N.B. Corp./Pennsylvania	19,667	246,624
Farmers Capital Bank Corp.	690	18,871
Farmers National Banc Corp.	2,216	19,501
FCB Financial Holdings, Inc., Class A*	2,804	95,336
Fidelity Southern Corp.	1,932	30,274
Financial Institutions, Inc.	1,290	33,630
First Bancorp, Inc./Maine (x)	978	21,066
First Bancorp/North Carolina	1,831	32,189
First BanCorp/Puerto Rico*	11,184	44,400
First Busey Corp.	2,844	60,833
First Business Financial Services, Inc.	748	17,556
First Citizens BancShares, Inc./North Carolina, Class A	713	184,603
First Commonwealth Financial Corp.	8,293	76,296
First Community Bancshares, Inc./Virginia	1,462	32,807
First Community Financial Partners, Inc. (x)*	1,243	10,938
First Connecticut Bancorp, Inc./Connecticut	1,070	17,719
First Financial Bancorp	5,723	111,312
First Financial Bankshares, Inc. (x)	2,245	73,614
First Financial Corp./Indiana	923	33,800
First Financial Northwest, Inc. (x)	808	10,730
First Foundation, Inc.*	833	17,909
First Internet Bancorp	479	11,410
First Interstate BancSystem, Inc., Class A	1,850	51,985
First Merchants Corp.	3,800	94,734
First Mid-Illinois Bancshares, Inc. (x)	500	12,500
First Midwest Bancorp, Inc./Illinois	7,532	132,262
First NBC Bank Holding Co.*	1,488	24,984
First Northwest Bancorp (x)*	1,031	13,135
First of Long Island Corp.	1,321	37,873
FirstMerit Corp.	15,476	313,699
Flushing Financial Corp.	2,651	52,702
Franklin Financial Network, Inc.*	644	20,196
Fulton Financial Corp.	16,083	217,120
German American Bancorp, Inc.	1,323	42,296
Glacier Bancorp, Inc.	7,119	189,223
Great Southern Bancorp, Inc.	999	36,933
Great Western Bancorp, Inc.	5,515	173,943
Green Bancorp, Inc.*	1,962	17,109
Guaranty Bancorp	1,399	23,363
Hampton Roads Bankshares, Inc.*	2,998	5,366
Hancock Holding Co.	7,218	188,462
Hanmi Financial Corp.	2,927	68,755

Heartland Financial USA, Inc.	2,050	$72,344
Heritage Commerce Corp.	2,218	23,356
Heritage Financial Corp./Washington	2,733	48,046
Heritage Oaks Bancorp	2,292	18,198
Hilltop Holdings, Inc.*	7,036	147,686
HomeTrust Bancshares, Inc.*	1,557	28,804
Horizon Bancorp/Indiana	1,042	26,196
IBERIABANK Corp.	3,834	229,005
Independent Bank Corp./Massachusetts	2,415	110,366
Independent Bank Corp./Michigan	1,915	27,787
Independent Bank Group, Inc.	1,040	44,626
International Bancshares Corp.	5,119	133,555
Investors Bancorp, Inc.	27,897	309,099
Lakeland Bancorp, Inc. (x)	3,608	41,059
Lakeland Financial Corp.	1,488	69,951
LCNB Corp.	753	11,897
LegacyTexas Financial Group, Inc.	4,155	111,811
Macatawa Bank Corp.	2,373	17,608
MainSource Financial Group, Inc.	2,138	47,143
MB Financial, Inc.	6,560	237,997
MBT Financial Corp.	1,577	12,616
Mercantile Bank Corp.	1,487	35,480
Merchants Bancshares, Inc./Vermont	515	15,697
Middleburg Financial Corp. (x)	414	11,261
Midland States Bancorp, Inc.*	343	7,440
MidWestOne Financial Group, Inc.	770	21,991
MutualFirst Financial, Inc. (x)	471	12,882
National Bankshares, Inc./Virginia (x)	605	21,127
National Commerce Corp.*	788	18,376
NBT Bancorp, Inc.	3,971	113,690
Nicolet Bankshares, Inc.*	704	26,808
Northrim BanCorp, Inc.	610	16,037
OFG Bancorp	4,145	34,403
Old Line Bancshares, Inc.	755	13,590
Old National Bancorp/Indiana	12,439	155,861
Old Second Bancorp, Inc.	2,697	18,421
Opus Bank	586	19,807
Orrstown Financial Services, Inc.	652	11,769
Pacific Continental Corp.	1,739	27,320
Pacific Mercantile Bancorp*	1,372	9,741
Pacific Premier Bancorp, Inc.*	1,694	40,656
Park National Corp. (x)	1,239	113,715
Park Sterling Corp.	3,313	23,489
Peapack-Gladstone Financial Corp.	1,439	26,636
Penns Woods Bancorp, Inc. (x)	420	17,636
Peoples Bancorp, Inc./Ohio	1,523	33,186
Peoples Financial Services Corp.	648	25,363
People’s Utah Bancorp	1,193	19,804
Pinnacle Financial Partners, Inc.	3,457	168,874
Preferred Bank/California	1,107	31,965
Premier Financial Bancorp, Inc. (x)	753	12,688
PrivateBancorp, Inc.	7,345	323,400
Prosperity Bancshares, Inc.	6,265	319,452

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

QCR Holdings, Inc.	1,110	$30,181
Renasant Corp.	3,810	123,177
Republic Bancorp, Inc./Kentucky, Class A	927	25,613
Republic First Bancorp, Inc. (x)*	3,034	13,077
S&T Bancorp, Inc.	3,186	77,898
Sandy Spring Bancorp, Inc.	2,216	64,397
Seacoast Banking Corp. of Florida*	2,771	45,001
Shore Bancshares, Inc.	1,135	13,336
Sierra Bancorp	1,039	17,341
Simmons First National Corp., Class A	2,739	126,501
South State Corp.	2,210	150,390
Southern First Bancshares, Inc.*	512	12,339
Southern National Bancorp of Virginia, Inc. (x)	988	12,004
Southside Bancshares, Inc.	2,293	70,900
Southwest Bancorp, Inc./Oklahoma	1,699	28,764
State Bank Financial Corp.	3,254	66,219
Sterling Bancorp/Delaware	11,861	186,218
Stock Yards Bancorp, Inc.	1,997	56,361
Stonegate Bank	1,065	34,368
Suffolk Bancorp	1,093	34,222
Summit Financial Group, Inc. (x)	746	13,055
Sun Bancorp, Inc./New Jersey*	980	20,247
Talmer Bancorp, Inc., Class A	1,280	24,538
Texas Capital Bancshares, Inc.*	4,000	187,040
Tompkins Financial Corp.	1,362	88,530
Towne Bank/Virginia (x)	5,208	112,753
TriCo Bancshares	1,900	52,440
TriState Capital Holdings, Inc.*	2,053	28,188
Triumph Bancorp, Inc.*	1,447	23,152
Trustmark Corp.	6,313	156,878
UMB Financial Corp.	4,195	223,216
Umpqua Holdings Corp.	20,676	319,858
Union Bankshares Corp.	4,049	100,051
United Bankshares, Inc./West Virginia (x)	6,143	230,424
United Community Banks, Inc./Georgia	6,536	119,543
Univest Corp. of Pennsylvania	1,793	37,689
Valley National Bancorp	23,190	211,493
Veritex Holdings, Inc.*	520	8,330
Washington Trust Bancorp, Inc.	1,382	52,405
WashingtonFirst Bankshares, Inc. (x)	720	15,559
Webster Financial Corp.	8,594	291,766
WesBanco, Inc.	3,326	103,272
West Bancorp, Inc.	1,470	27,327
Westamerica Bancorp (x)	2,302	113,397
Wilshire Bancorp, Inc.	6,698	69,793
Wintrust Financial Corp.	4,534	231,234
Yadkin Financial Corp.	4,661	116,944
Your Community Bankshares, Inc. (x)	447	16,611

		13,512,950

Capital Markets (2.8%)
Actua Corp.*	3,351	30,260
Arlington Asset Investment Corp., Class A (x)	2,009	26,137

Associated Capital Group, Inc., Class A (x)	56,382	$1,617,036
B. Riley Financial, Inc. (x)	805	7,712
BGC Partners, Inc., Class A	200	1,742
Calamos Asset Management, Inc., Class A	1,544	11,287
Clarke, Inc.	3,700	26,061
Cowen Group, Inc., Class A (x)*	9,345	27,661
Dundee Corp., Class A*	151,400	890,232
FBR & Co.	548	8,182
Federated Investors, Inc., Class B	14,600	420,188
GAMCO Investors, Inc., Class A	5,648	185,085
Greenhill & Co., Inc.	666	10,723
INTL FCStone, Inc.*	1,423	38,834
Investment Technology Group, Inc.	2,578	43,104
Janus Capital Group, Inc.	13,496	187,864
KCG Holdings, Inc., Class A*	4,915	65,369
Ladenburg Thalmann Financial Services, Inc. (x)*	8,605	20,308
Manning & Napier, Inc.	1,364	12,958
Medley Management, Inc., Class A	304	1,787
OM Asset Management plc	1,175	15,686
Oppenheimer Holdings, Inc., Class A	996	15,398
Piper Jaffray Cos.*	1,439	54,250
PJT Partners, Inc., Class A (x)	1,657	38,111
Pzena Investment Management, Inc., Class A	274	2,085
Safeguard Scientifics, Inc.*	1,913	23,893
Senvest Capital, Inc.*	1,110	116,847
Stifel Financial Corp.*	6,008	188,952
Virtu Financial, Inc., Class A	153	2,754
Virtus Investment Partners, Inc.	584	41,569
Waddell & Reed Financial, Inc., Class A	2,648	45,599
Walter Investment Management Corp. (x)*	1,895	5,230

		4,182,904

Consumer Finance (1.3%)
Cash America International, Inc.	2,230	95,042
Emergent Capital, Inc.*	429,300	1,442,448
Encore Capital Group, Inc. (x)*	1,966	46,260
Enova International, Inc.*	2,580	18,989
EZCORP, Inc., Class A*	4,761	35,993
Green Dot Corp., Class A*	3,320	76,327
LendingClub Corp. (x)*	17,122	73,625
Nelnet, Inc., Class A	1,933	67,172
PRA Group, Inc. (x)*	4,323	104,357
Regional Management Corp.*	971	14,235
World Acceptance Corp. (x)*	583	26,585

		2,001,033

Diversified Financial Services (7.3%)
BBX Capital Corp., Class A*	245	3,766
FNFV Group (x)*	6,218	71,321
GAIN Capital Holdings, Inc.	2,922	18,467
Marlin Business Services Corp.	760	12,388
NewStar Financial, Inc.*	2,330	19,619
On Deck Capital, Inc. (x)*	4,547	23,417

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Onex Corp.	50,000	$3,055,000
PICO Holdings, Inc.*	1,855	17,548
Resource America, Inc., Class A	1,045	10,157
Texas Pacific Land Trust	45,500	7,673,575
Tiptree Financial, Inc., Class A	2,532	13,875

		10,919,133

Insurance (2.8%)
Ambac Financial Group, Inc.*	3,840	63,206
American Equity Investment Life Holding Co.	7,240	103,170
American Independence Corp.*	68	1,668
AMERISAFE, Inc.	465	28,467
AmTrust Financial Services, Inc.	17,100	418,950
Argo Group International Holdings Ltd.	2,734	141,869
Atlas Financial Holdings, Inc.*	566	9,746
Baldwin & Lyons, Inc., Class B	895	22,071
Blue Capital Reinsurance Holdings Ltd.	551	10,199
Citizens, Inc./Texas (x)*	4,546	34,550
CNO Financial Group, Inc.	16,709	291,739
Donegal Group, Inc., Class A	846	13,951
EMC Insurance Group, Inc.	801	22,204
Employers Holdings, Inc.	2,821	81,865
Enstar Group Ltd.*	1,078	174,625
FBL Financial Group, Inc., Class A	980	59,457
Federated National Holding Co.	1,215	23,134
Fidelity & Guaranty Life (x)	1,276	29,578
Genworth Financial, Inc., Class A*	17,263	44,539
Global Indemnity plc*	826	22,740
Greenlight Capital Reinsurance Ltd., Class A*	51,786	1,044,006
Hallmark Financial Services, Inc.*	1,392	16,133
HCI Group, Inc.	826	22,533
Heritage Insurance Holdings, Inc.	2,551	30,535
Horace Mann Educators Corp.	3,857	130,328
Independence Holding Co.	818	14,699
Infinity Property & Casualty Corp.	1,014	81,789
Investors Title Co.	136	12,954
James River Group Holdings Ltd.	1,339	45,472
Kemper Corp.	3,788	117,352
Maiden Holdings Ltd.	4,889	59,841
MBIA, Inc.*	12,481	85,245
National General Holdings Corp.	1,957	41,919
National Interstate Corp.	536	16,214
National Western Life Group, Inc., Class A	229	44,717
Navigators Group, Inc.	1,065	97,948
OneBeacon Insurance Group Ltd., Class A	1,976	27,269
RLI Corp.	653	44,913
Safety Insurance Group, Inc.	1,352	83,256
Selective Insurance Group, Inc.	5,300	202,513
State Auto Financial Corp.	1,483	32,493
State National Cos., Inc.	2,653	27,936
Stewart Information Services Corp.	2,131	88,245
Third Point Reinsurance Ltd. (x)*	5,868	68,773

United Fire Group, Inc.	2,037	$86,430
United Insurance Holdings Corp. (x)	465	7,617
Universal Insurance Holdings, Inc.	820	15,236

		4,144,094

Real Estate Investment Trusts (REITs) (7.2%)
Acadia Realty Trust (REIT)	5,218	185,343
AG Mortgage Investment Trust, Inc. (REIT)	2,642	38,150
Agree Realty Corp. (REIT)	2,123	102,413
Alexander’s, Inc. (REIT)	10	4,092
Altisource Residential Corp. (REIT)	4,931	45,316
American Assets Trust, Inc. (REIT)	2,363	100,286
American Capital Mortgage Investment Corp. (REIT)	4,303	67,944
Anworth Mortgage Asset Corp. (REIT) (x)	8,836	41,529
Apollo Commercial Real Estate Finance, Inc. (REIT) (x)	5,494	88,289
Apollo Residential Mortgage, Inc. (REIT)	3,032	40,629
Ares Commercial Real Estate Corp. (REIT) (x)	2,455	30,172
Armada Hoffler Properties, Inc. (REIT)	363	4,988
ARMOUR Residential REIT, Inc. (REIT) (x)	3,443	68,865
Ashford Hospitality Prime, Inc. (REIT)	2,486	35,152
Ashford Hospitality Trust, Inc. (REIT)	7,425	39,872
Bluerock Residential Growth REIT, Inc. (REIT)	1,726	22,438
Capstead Mortgage Corp. (REIT) (x)	8,925	86,572
CatchMark Timber Trust, Inc. (REIT), Class A	3,551	43,393
CBL & Associates Properties, Inc. (REIT)	15,821	147,293
Cedar Realty Trust, Inc. (REIT)	7,653	56,862
Chatham Lodging Trust (REIT)	3,499	76,908
Chesapeake Lodging Trust (REIT)	4,076	94,767
City Office REIT, Inc. (REIT) (x)	333	4,322
Colony Capital, Inc. (REIT), Class A (x)	10,583	162,449
Colony Starwood Homes (REIT) (x)	6,073	184,741
Community Healthcare Trust, Inc. (REIT)	1,140	24,100
CorEnergy Infrastructure Trust, Inc. (REIT) (x)	1,105	31,879
Cousins Properties, Inc. (REIT)	19,489	202,686
CYS Investments, Inc. (REIT)	14,181	118,695
DiamondRock Hospitality Co. (REIT)	18,807	169,827
Dynex Capital, Inc. (REIT)	4,222	29,301

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Easterly Government Properties, Inc. (REIT)	2,153	$42,479
Education Realty Trust, Inc. (REIT)	5,436	250,817
Equity LifeStyle Properties, Inc. (REIT)	7,000	560,350
Farmland Partners, Inc. (REIT) (x)	1,075	12,169
FelCor Lodging Trust, Inc. (REIT)	1,687	10,510
First Industrial Realty Trust, Inc. (REIT)	8,483	235,997
First Potomac Realty Trust (REIT)	5,364	49,349
Four Corners Property Trust, Inc. (REIT)	1,238	25,490
Franklin Street Properties Corp. (REIT)	9,019	110,663
Geo Group, Inc. (REIT)	5,451	186,315
Getty Realty Corp. (REIT)	2,402	51,523
Gladstone Commercial Corp. (REIT)	1,980	33,442
Global Net Lease, Inc. (REIT) (x)	15,832	125,864
Government Properties Income Trust (REIT) (x)	6,180	142,511
Gramercy Property Trust (REIT)	33,628	310,050
Great Ajax Corp. (REIT)	1,171	16,242
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	3,376	72,922
Hatteras Financial Corp. (REIT)	8,827	144,763
Healthcare Realty Trust, Inc. (REIT)	9,733	340,558
Hersha Hospitality Trust (REIT)	3,692	63,318
Hudson Pacific Properties, Inc. (REIT)	7,361	214,794
Independence Realty Trust, Inc. (REIT)	3,767	30,814
InfraREIT, Inc. (REIT)	3,733	65,477
Invesco Mortgage Capital, Inc. (REIT)	10,561	144,580
Investors Real Estate Trust (REIT) (x)	11,317	73,221
Kite Realty Group Trust (REIT)	7,718	216,335
Ladder Capital Corp. (REIT)	3,655	44,591
LaSalle Hotel Properties (REIT)	10,009	236,012
Lexington Realty Trust (REIT)	21,414	216,496
LTC Properties, Inc. (REIT)	485	25,089
Mack-Cali Realty Corp. (REIT)	8,337	225,099
Medical Properties Trust, Inc. (REIT)	14,713	223,785
Monmouth Real Estate Investment Corp. (REIT) (x)	4,870	64,576
Monogram Residential Trust, Inc. (REIT) (x)	15,761	160,920
National Storage Affiliates Trust (REIT)	1,892	39,391
New Residential Investment Corp. (REIT)	20,985	290,432
New Senior Investment Group, Inc. (REIT)	7,193	76,821
New York Mortgage Trust, Inc. (REIT) (x)	10,372	63,269
New York REIT, Inc. (REIT)	15,402	142,468

NexPoint Residential Trust, Inc. (REIT)	1,725	$31,395
NorthStar Realty Europe Corp. (REIT)	5,531	51,162
One Liberty Properties, Inc. (REIT)	1,176	28,048
Orchid Island Capital, Inc. (REIT) (x)	1,585	16,310
Owens Realty Mortgage, Inc. (REIT) (x)	889	14,793
Parkway Properties, Inc. (REIT)	7,568	126,613
Pebblebrook Hotel Trust (REIT)	6,703	175,954
Pennsylvania Real Estate Investment Trust (REIT)	4,557	97,748
PennyMac Mortgage Investment Trust (REIT)‡	6,354	103,126
Physicians Realty Trust (REIT)	6,136	128,916
Preferred Apartment Communities, Inc. (REIT), Class A (x)	2,099	30,897
RAIT Financial Trust (REIT)	8,141	25,481
Ramco-Gershenson Properties Trust (REIT)	7,342	143,977
Redwood Trust, Inc. (REIT) (x)	7,164	98,935
Resource Capital Corp. (REIT)	2,919	37,538
Retail Opportunity Investments Corp. (REIT)	2,680	58,076
Rexford Industrial Realty, Inc. (REIT)	3,747	79,024
RLJ Lodging Trust (REIT)	11,404	244,616
Rouse Properties, Inc. (REIT)	3,552	64,824
Sabra Health Care REIT, Inc. (REIT)	5,039	103,980
Saul Centers, Inc. (REIT)	84	5,184
Select Income REIT (REIT)	5,913	153,679
Seritage Growth Properties (REIT), Class A (x)	2,334	116,327
Silver Bay Realty Trust Corp. (REIT)	3,149	53,627
Summit Hotel Properties, Inc. (REIT)	8,103	107,284
Sunstone Hotel Investors, Inc. (REIT)	20,294	244,949
Terreno Realty Corp. (REIT)	2,957	76,498
Tier REIT, Inc. (REIT) (x)	4,434	67,973
UMH Properties, Inc. (REIT)	1,630	18,337
United Development Funding IV (REIT) (b)(x)†	2,856	7,768
Washington Real Estate Investment Trust (REIT)	4,509	141,853
Western Asset Mortgage Capital Corp. (REIT) (x)	3,900	36,621
Whitestone REIT (REIT)	2,407	36,298
WP Glimcher, Inc. (REIT)	13,638	152,609
Xenia Hotels & Resorts, Inc. (REIT)	9,733	163,320

		10,732,515

Real Estate Management & Development (5.3%)
Alexander & Baldwin, Inc.	2,057	74,340
AV Homes, Inc.*	809	9,886
Consolidated-Tomoka Land Co. (x)	445	21,124
Dream Unlimited Corp.*	382,300	2,351,145

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Forestar Group, Inc.*	2,941	$34,969
FRP Holdings, Inc.*	600	20,700
Griffin Industrial Realty, Inc.	52	1,594
Howard Hughes Corp.*	45,000	5,144,400
Kennedy-Wilson Holdings, Inc.	3,892	73,792
RE/MAX Holdings, Inc., Class A	1,639	65,986
St. Joe Co.*	4,732	83,851
Stratus Properties, Inc.*	552	10,339
Tejon Ranch Co.*	1,287	30,425
Trinity Place Holdings, Inc. (x)*	1,358	10,443

		7,932,994

Thrifts & Mortgage Finance (1.8%)
Astoria Financial Corp.	8,654	132,666
Bank Mutual Corp.	3,833	29,437
BankFinancial Corp.	1,383	16,582
Bear State Financial, Inc. (x)	1,665	15,701
Beneficial Bancorp, Inc.*	6,596	83,901
BofI Holding, Inc.*	357	6,322
Capitol Federal Financial, Inc.	11,985	167,191
Charter Financial Corp./Maryland	1,329	17,649
Clifton Bancorp, Inc.	2,040	30,743
Dime Community Bancshares, Inc.	2,927	49,788
ESSA Bancorp, Inc.	737	9,876
EverBank Financial Corp.	9,686	143,934
Federal Agricultural Mortgage Corp., Class C	830	28,901
First Defiance Financial Corp.	808	31,391
Flagstar Bancorp, Inc.*	1,972	48,136
Fox Chase Bancorp, Inc.	1,048	21,316
Greene County Bancorp, Inc.	202	3,287
Hingham Institution for Savings	71	8,727
Home Bancorp, Inc.	442	12,142
HomeStreet, Inc.*	2,243	44,681
Impac Mortgage Holdings, Inc. (x)*	752	11,791
Kearny Financial Corp.	8,630	108,565
Lake Sunapee Bank Group	708	12,114
Meridian Bancorp, Inc.	3,829	56,593
Meta Financial Group, Inc.	764	38,933
MGIC Investment Corp.*	32,063	190,775
Nationstar Mortgage Holdings, Inc. (x)*	1,770	19,930
NMI Holdings, Inc., Class A*	4,722	25,877
Northfield Bancorp, Inc.	3,566	52,884
Northwest Bancshares, Inc.	9,007	133,574
OceanFirst Financial Corp.	1,901	34,541
Ocwen Financial Corp. (x)*	9,754	16,679
Oritani Financial Corp.	3,607	57,676
PennyMac Financial Services, Inc., Class A*‡	468	5,845
PHH Corp.*	4,980	66,334
Provident Bancorp, Inc.*	361	5,567
Provident Financial Holdings, Inc.	586	10,724
Provident Financial Services, Inc.	5,746	112,851
Radian Group, Inc.	20,215	210,640
SI Financial Group, Inc.	995	13,174
Southern Missouri Bancorp, Inc.	515	12,118
Territorial Bancorp, Inc.	706	18,688
TrustCo Bank Corp.	8,583	55,017

United Community Financial Corp./Ohio	4,336	$26,363
United Financial Bancorp, Inc.	4,679	60,733
Walker & Dunlop, Inc.*	2,605	59,342
Washington Federal, Inc.	8,537	207,108
Waterstone Financial, Inc.	2,358	36,148
Westfield Financial, Inc.	1,297	9,987
WSFS Financial Corp.	2,669	85,915

		2,658,857

Total Financials		56,084,480

Health Care (2.3%)
Biotechnology (0.7%)
Acorda Therapeutics, Inc.*	3,445	87,865
Adamas Pharmaceuticals, Inc. (x)*	782	11,839
Adverum Biotechnologies, Inc. (x)*	2,147	6,785
Agenus, Inc. (x)*	1,319	5,342
Akebia Therapeutics, Inc.*	2,328	17,413
AMAG Pharmaceuticals, Inc. (x)*	2,277	54,466
Ardelyx, Inc. (x)*	1,736	15,155
ARIAD Pharmaceuticals, Inc. (x)*	1,007	7,442
Array BioPharma, Inc. (x)*	12,145	43,236
Arrowhead Pharmaceuticals, Inc. (x)*	368	1,958
Atara Biotherapeutics, Inc. (x)*	2,032	45,740
Bellicum Pharmaceuticals, Inc. (x)*	641	8,307
BioCryst Pharmaceuticals, Inc. (x)*	1,227	3,485
Bluebird Bio, Inc. (x)*	2,164	93,680
Cara Therapeutics, Inc. (x)*	1,667	8,018
Celldex Therapeutics, Inc. (x)*	8,928	39,194
Cellular Biomedicine Group, Inc. (x)*	330	3,957
Chimerix, Inc.*	3,986	15,665
Cidara Therapeutics, Inc.*	889	9,166
Concert Pharmaceuticals, Inc.*	878	9,860
Corvus Pharmaceuticals, Inc.*	243	3,465
CytRx Corp. (x)*	680	1,516
Dimension Therapeutics, Inc.*	664	3,984
Edge Therapeutics, Inc. (x)*	896	9,059
Enanta Pharmaceuticals, Inc. (x)*	1,452	32,017
Epizyme, Inc.*	1,059	10,844
Esperion Therapeutics, Inc. (x)*	1,339	13,229
Exelixis, Inc. (x)*	8,072	63,042
Five Prime Therapeutics, Inc.*	1,927	79,681
Idera Pharmaceuticals, Inc. (x)*	614	939
Ignyta, Inc.*	1,121	6,076
Immunomedics, Inc. (x)*	686	1,592
Inotek Pharmaceuticals Corp.*	214	1,592
Karyopharm Therapeutics, Inc.*	1,699	11,400
Merrimack Pharmaceuticals, Inc. (x)*	4,330	23,339
Momenta Pharmaceuticals, Inc.*	4,591	49,583
NantKwest, Inc. (x)*	1,329	8,266
NewLink Genetics Corp.*	481	5,416
Osiris Therapeutics, Inc. (x)	148	753
Otonomy, Inc.*	2,223	35,301

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

OvaScience, Inc. (x)*	2,523	$13,145
PDL BioPharma, Inc. (x)	15,652	49,147
Pfenex, Inc.*	190	1,590
Portola Pharmaceuticals, Inc.*	378	8,921
PTC Therapeutics, Inc.*	3,115	21,867
REGENXBIO, Inc. (x)*	1,852	14,816
Retrophin, Inc. (x)*	3,368	59,984
Rigel Pharmaceuticals, Inc.*	1,751	3,905
Spectrum Pharmaceuticals, Inc.*	4,521	29,703
Stemline Therapeutics, Inc.*	1,324	8,964
Syndax Pharmaceuticals, Inc.*	203	2,000
Trovagene, Inc.*	333	1,509
Versartis, Inc. (x)*	2,303	25,471
Voyager Therapeutics, Inc. (x)*	577	6,341
Zafgen, Inc.*	2,116	12,675

		1,109,705

Health Care Equipment & Supplies (0.7%)
Analogic Corp.	1,050	83,412
AngioDynamics, Inc.*	2,529	36,342
Anika Therapeutics, Inc.*	241	12,930
AtriCure, Inc.*	655	9,255
Cerus Corp. (x)*	1,233	7,694
CONMED Corp.	2,571	122,714
CryoLife, Inc.	988	11,668
Exactech, Inc.*	960	25,670
Greatbatch, Inc.*	2,869	88,738
Haemonetics Corp.*	4,786	138,746
Halyard Health, Inc.*	4,375	142,275
ICU Medical, Inc.*	433	48,821
Invacare Corp. (x)	2,941	35,674
K2M Group Holdings, Inc. (x)*	1,646	25,546
Meridian Bioscience, Inc.	498	9,711
Merit Medical Systems, Inc.*	2,481	49,198
Quidel Corp.*	164	2,929
Rockwell Medical, Inc. (x)*	475	3,596
RTI Surgical, Inc.*	5,330	19,135
Symmetry Surgical, Inc.*	864	11,344
TransEnterix, Inc. (x)*	5,705	6,960
Wright Medical Group N.V.*	9,625	167,186

		1,059,544

Health Care Providers & Services (0.7%)
Aceto Corp.	264	5,779
Addus HomeCare Corp.*	604	10,528
Almost Family, Inc.*	573	24,415
American Renal Associates Holdings, Inc.*	108	3,129
BioScrip, Inc.*	5,438	13,867
Community Health Systems, Inc. (x)*	10,411	125,452
Genesis Healthcare, Inc.*	1,587	2,809
Healthways, Inc.*	2,979	34,407
Kindred Healthcare, Inc.	7,916	89,372
LHC Group, Inc.*	1,302	56,351
Magellan Health, Inc.*	688	45,250
Molina Healthcare, Inc.*	1,371	68,413
National HealthCare Corp.	1,037	67,135
National Research Corp., Class A	159	2,178
Nobilis Health Corp. (x)*	4,861	10,840
Owens & Minor, Inc.	5,155	192,694
PharMerica Corp.*	2,767	68,234

Select Medical Holdings Corp.*	9,242	$100,460
Surgery Partners, Inc.*	734	13,139
Triple-S Management Corp., Class B*	2,197	53,673
Universal American Corp.	5,353	40,576
USMD Holdings, Inc.*	178	3,336

		1,032,037

Health Care Technology (0.0%)
Cotiviti Holdings, Inc.*	355	7,501
Evolent Health, Inc., Class A (x)*	1,473	28,282
Vocera Communications, Inc.*	713	9,162

		44,945

Life Sciences Tools & Services (0.1%)
Accelerate Diagnostics, Inc. (x)*	126	1,813
Albany Molecular Research, Inc. (x)*	1,270	17,069
Enzo Biochem, Inc.*	268	1,600
Luminex Corp.*	2,145	43,393

		63,875

Pharmaceuticals (0.1%)
Aratana Therapeutics, Inc. (x)*	237	1,498
Egalet Corp. (x)*	1,491	7,395
Endocyte, Inc.*	3,217	10,327
Flex Pharma, Inc.*	136	1,389
Innoviva, Inc. (x)	798	8,403
Lannett Co., Inc.*	2,600	61,854
Medicines Co. (x)*	548	18,429
Omeros Corp. (x)*	1,259	13,245
Phibro Animal Health Corp., Class A	121	2,258
Sagent Pharmaceuticals, Inc.*	2,249	33,690
Tetraphase Pharmaceuticals, Inc.*	3,380	14,534
TherapeuticsMD, Inc.*	856	7,276
WaVe Life Sciences Ltd. (x)*	122	2,524
Zogenix, Inc. (x)*	2,269	18,265

		201,087

Total Health Care		3,511,193

Industrials (10.0%)
Aerospace & Defense (1.1%)
AAR Corp.	3,083	71,957
Aerojet Rocketdyne Holdings, Inc.*	2,732	49,941
Aerovironment, Inc.*	1,598	44,424
American Science & Engineering, Inc.	635	23,755
Cubic Corp.	2,372	95,260
Curtiss-Wright Corp.	1,140	96,045
DigitalGlobe, Inc.*	5,908	126,372
Ducommun, Inc.*	949	18,771
Engility Holdings, Inc.*	1,679	35,461
Esterline Technologies Corp.*	2,768	171,727
KEYW Holding Corp. (x)*	3,325	33,051
KLX, Inc.*	4,937	153,047
Kratos Defense & Security Solutions, Inc. (x)*	4,343	17,806
Mercury Systems, Inc.*	3,347	83,206
Moog, Inc., Class A*	2,709	146,069

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

National Presto Industries, Inc.	401	$37,834
Sparton Corp.*	817	17,786
Teledyne Technologies, Inc.*	2,302	228,013
Triumph Group, Inc.	4,609	163,620
Vectrus, Inc.*	840	23,932

		1,638,077

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	4,150	53,784
Atlas Air Worldwide Holdings, Inc.*	2,296	95,100
Echo Global Logistics, Inc.*	371	8,318
Hub Group, Inc., Class A*	226	8,672
Park-Ohio Holdings Corp.	800	22,624
Radiant Logistics, Inc.*	1,285	3,855
XPO Logistics, Inc. (x)*	9,153	240,358

		432,711

Airlines (0.1%)
SkyWest, Inc.	4,685	123,965
Virgin America, Inc.*	86	4,834

		128,799

Building Products (0.1%)
Armstrong Flooring, Inc.*	2,050	34,747
CSW Industrials, Inc. (x)*	1,341	43,730
Gibraltar Industries, Inc.*	1,042	32,896
Griffon Corp.	487	8,211
Quanex Building Products Corp.	2,902	53,948
Universal Forest Products, Inc.	236	21,875

		195,407

Commercial Services & Supplies (0.8%)
ABM Industries, Inc.	5,206	189,915
ACCO Brands Corp.*	9,930	102,577
ARC Document Solutions, Inc.*	3,956	15,389
Brady Corp., Class A	1,030	31,477
Casella Waste Systems, Inc., Class A*	3,601	28,268
CECO Environmental Corp.	2,717	23,747
CompX International, Inc.	134	1,541
Ennis, Inc.	2,329	44,670
Essendant, Inc.	3,496	106,838
G&K Services, Inc., Class A	437	33,461
Heritage-Crystal Clean, Inc.*	584	7,131
InnerWorkings, Inc.*	333	2,754
Interface, Inc.	674	10,278
Kimball International, Inc., Class B	511	5,815
McGrath RentCorp	2,184	66,809
Mobile Mini, Inc.	1,086	37,619
MSA Safety, Inc.	920	48,328
NL Industries, Inc.*	576	1,480
Quad/Graphics, Inc.	1,287	29,974
SP Plus Corp.*	83	1,874
Team, Inc.*	191	4,742
Tetra Tech, Inc.	4,529	139,244
TRC Cos., Inc.*	1,636	10,339
UniFirst Corp.	1,280	148,122
Viad Corp.	855	26,505
VSE Corp.	416	27,789
West Corp.	3,529	69,380

		1,216,066

Construction & Engineering (0.4%)
Aegion Corp.*	3,234	$63,095
Ameresco, Inc., Class A*	2,093	9,147
EMCOR Group, Inc.	4,713	232,162
Granite Construction, Inc.	899	40,950
Great Lakes Dredge & Dock Corp.*	5,123	22,336
HC2 Holdings, Inc. (x)*	3,121	13,420
Layne Christensen Co. (x)*	1,651	13,373
MYR Group, Inc.*	1,590	38,287
NV5 Global, Inc.*	169	4,806
Orion Group Holdings, Inc.*	2,463	13,079
Tutor Perini Corp.*	3,001	70,674

		521,329

Electrical Equipment (0.3%)
American Superconductor Corp. (x)*	1,069	9,022
Babcock & Wilcox Enterprises, Inc.*	4,271	62,741
Encore Wire Corp.	1,888	70,385
EnerSys, Inc.	2,867	170,501
FuelCell Energy, Inc. (x)*	2,303	14,325
General Cable Corp.	371	4,715
LSI Industries, Inc.	1,869	20,690
Plug Power, Inc. (x)*	6,181	11,497
Powell Industries, Inc.	795	31,275
Power Solutions International, Inc.*	115	2,053
Preformed Line Products Co.	224	9,047
Sunrun, Inc. (x)*	5,915	35,076
Thermon Group Holdings, Inc.*	2,992	57,476
Vicor Corp.*	192	1,933

		500,736

Industrial Conglomerates (2.8%)
Icahn Enterprises LP	77,138	4,165,452
Raven Industries, Inc.	1,271	24,073

		4,189,525

Machinery (1.7%)
Actuant Corp., Class A	2,873	64,959
Alamo Group, Inc.	685	45,189
Albany International Corp., Class A	2,259	90,202
Altra Industrial Motion Corp.	409	11,035
American Railcar Industries, Inc. (x)	721	28,458
Astec Industries, Inc.	956	53,679
Barnes Group, Inc.	4,704	155,796
Blue Bird Corp.*	451	5,367
Briggs & Stratton Corp.	3,967	84,021
Chart Industries, Inc.*	2,862	69,060
CIRCOR International, Inc.	1,527	87,024
Colfax Corp.*	12,000	317,520
Columbus McKinnon Corp.	1,837	25,994
Douglas Dynamics, Inc. (x)	308	7,925
Dynamic Materials Corp.	1,236	13,287
ESCO Technologies, Inc.	2,364	94,418
ExOne Co. (x)*	897	9,481
Federal Signal Corp.	5,637	72,605
Franklin Electric Co., Inc.	258	8,527

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

FreightCar America, Inc.	1,137	$15,975
Gencor Industries, Inc. (x)*	449	6,968
Global Brass & Copper Holdings, Inc.	151	4,121
Gorman-Rupp Co.	215	5,893
Graham Corp.	857	15,786
Greenbrier Cos., Inc. (x)	2,550	74,282
Hardinge, Inc.	1,065	10,714
Harsco Corp.	7,535	50,032
Hurco Cos., Inc.	573	15,947
Hyster-Yale Materials Handling, Inc.	600	35,694
Joy Global, Inc. (x)	9,220	194,911
Kadant, Inc.	820	42,238
Kennametal, Inc.	7,389	163,371
Lindsay Corp.	132	8,958
Manitowoc Co., Inc. (x)	11,951	65,133
Meritor, Inc.*	8,147	58,658
Milacron Holdings Corp. (x)*	206	2,989
Miller Industries, Inc.	918	18,902
Mueller Industries, Inc.	1,516	48,330
Navistar International Corp. (x)*	4,386	51,272
NN, Inc.	2,456	34,359
Rexnord Corp.*	1,811	35,550
SPX Corp.*	4,121	61,197
SPX FLOW, Inc.*	3,182	82,955
Standex International Corp.	274	22,641
Sun Hydraulics Corp.	215	6,383
Supreme Industries, Inc., Class A	475	6,507
Tennant Co.	104	5,602
Titan International, Inc. (x)	4,181	25,922
TriMas Corp.*	4,214	75,852
Wabash National Corp.*	4,435	56,324
Watts Water Technologies, Inc., Class A	184	10,720

		2,558,733

Marine (0.9%)
Clarkson plc	18,000	533,452
Costamare, Inc.	2,443	18,738
Matson, Inc.	2,225	71,845
Scorpio Bulkers, Inc.*	3,958	11,043
Stolt-Nielsen Ltd.	62,600	761,932

		1,397,010

Professional Services (0.5%)
Acacia Research Corp.	4,549	20,016
CBIZ, Inc.*	4,721	49,146
CRA International, Inc.*	839	21,159
Franklin Covey Co.*	211	3,235
FTI Consulting, Inc.*	3,567	145,105
Heidrick & Struggles International, Inc.	1,708	28,831
Hill International, Inc.*	1,961	7,981
Huron Consulting Group, Inc.*	1,776	107,306
ICF International, Inc.*	1,721	70,389
IDI, Inc. (x)*	1,457	6,892
Kelly Services, Inc., Class A	2,753	52,224
Korn/Ferry International	2,203	45,602
Navigant Consulting, Inc.*	4,526	73,095
Resources Connection, Inc.	3,380	49,956

RPX Corp.*	4,731	$43,383
TrueBlue, Inc.*	3,704	70,080

		794,400

Road & Rail (0.2%)
ArcBest Corp.	2,306	37,472
Celadon Group, Inc.	2,580	21,078
Covenant Transportation Group, Inc., Class A*	1,098	19,841
Knight Transportation, Inc.	419	11,137
Marten Transport Ltd.	2,101	41,600
P.A.M. Transportation Services, Inc.*	220	3,496
Roadrunner Transportation Systems, Inc.*	2,906	21,679
Saia, Inc.*	2,341	58,853
Universal Logistics Holdings, Inc.	212	2,735
USA Truck, Inc.*	818	14,323
Werner Enterprises, Inc.	4,139	95,073
YRC Worldwide, Inc. (x)*	2,449	21,551

		348,838

Trading Companies & Distributors (0.7%)
Aircastle Ltd. (x)	4,494	87,903
Applied Industrial Technologies, Inc.	1,921	86,714
BMC Stock Holdings, Inc.*	776	13,828
CAI International, Inc.*	1,498	11,235
DXP Enterprises, Inc. (x)*	1,231	18,379
GATX Corp. (x)	3,828	168,317
Kaman Corp.	2,284	97,116
Lawson Products, Inc.*	116	2,304
MRC Global, Inc.*	8,763	124,522
Neff Corp., Class A*	591	6,460
NOW, Inc.*	9,993	181,273
Real Industry, Inc.*	4,200	32,634
Rush Enterprises, Inc., Class A*	2,860	61,633
Rush Enterprises, Inc., Class B*	519	10,790
TAL International Group, Inc.	3,147	42,201
Textainer Group Holdings Ltd. (x)	2,154	23,996
Titan Machinery, Inc. (x)*	1,683	18,765
Veritiv Corp.*	757	28,448
Willis Lease Finance Corp.*	409	9,092

		1,025,610

Transportation Infrastructure (0.1%)
Wesco Aircraft Holdings, Inc.*	4,040	54,217

Total Industrials		15,001,458

Information Technology (6.2%)
Communications Equipment (1.8%)
ADTRAN, Inc.	1,622	30,250
Applied Optoelectronics, Inc. (x)*	1,550	17,283
Bel Fuse, Inc., Class B	906	16,109
Black Box Corp.	1,339	17,514
Calix, Inc.*	3,843	26,555
Comtech Telecommunications Corp.	1,412	18,130
Digi International, Inc.*	2,391	25,655
EchoStar Corp., Class A*	36,000	1,429,200

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Emcore Corp.*	1,586	$9,421
Finisar Corp.*	10,047	175,923
Harmonic, Inc.*	7,176	20,452
Infinera Corp.*	3,951	44,567
Ixia*	5,974	58,665
KVH Industries, Inc.*	1,398	10,765
NETGEAR, Inc.*	1,022	48,586
NetScout Systems, Inc.*	8,979	199,783
Oclaro, Inc. (x)*	1,317	6,427
Polycom, Inc.*	12,725	143,156
ShoreTel, Inc.*	4,831	32,319
Silicom Ltd. (x)	378	11,302
Sonus Networks, Inc.*	3,867	33,604
ViaSat, Inc. (x)*	3,368	240,475
Viavi Solutions, Inc.*	21,926	145,369

		2,761,510

Electronic Equipment, Instruments & Components (1.7%)
Agilysys, Inc.*	1,302	13,632
Anixter International, Inc.*	2,716	144,708
AVX Corp.	4,308	58,503
Benchmark Electronics, Inc.*	4,637	98,073
Control4 Corp.*	1,790	14,606
CTS Corp.	2,914	52,219
Daktronics, Inc.	3,510	21,937
Electro Rent Corp.	1,563	24,086
Electro Scientific Industries, Inc.*	2,462	14,378
ePlus, Inc.*	169	13,822
FARO Technologies, Inc.*	1,146	38,769
II-VI, Inc.*	4,001	75,059
Insight Enterprises, Inc.*	3,428	89,128
InvenSense, Inc.*	7,669	47,011
Kimball Electronics, Inc.*	2,647	32,955
Knowles Corp. (x)*	8,259	112,983
Maxwell Technologies, Inc. (x)*	2,907	15,349
Methode Electronics, Inc.	293	10,029
MTS Systems Corp.	123	5,392
Multi-Fineline Electronix, Inc.*	895	20,764
Novanta, Inc.*	2,193	33,224
OSI Systems, Inc.*	1,635	95,043
Park Electrochemical Corp.	1,786	25,951
PC Connection, Inc.	1,037	24,681
Plexus Corp.*	3,113	134,482
QLogic Corp.*	7,827	115,370
RadiSys Corp.*	311	1,393
Rofin-Sinar Technologies, Inc.*	2,520	80,489
Rogers Corp.*	1,107	67,638
Sanmina Corp.*	6,867	184,104
ScanSource, Inc.*	2,344	86,986
SYNNEX Corp.	2,749	260,660
Systemax, Inc.*	991	8,453
Tech Data Corp.*	3,282	235,812
TTM Technologies, Inc.*	6,793	51,151
Vishay Intertechnology, Inc.	12,753	158,010
Vishay Precision Group, Inc.*	1,114	14,950

		2,481,800

Internet Software & Services (0.2%)
Autobytel, Inc. (x)*	622	8,627
Bankrate, Inc.*	4,475	33,473
Bazaarvoice, Inc. (x)*	7,614	30,532
Blucora, Inc.*	2,947	30,531

Everyday Health, Inc.*	1,763	$13,892
Global Sources Ltd.*	719	6,593
Intralinks Holdings, Inc.*	3,621	23,537
Limelight Networks, Inc.*	6,684	9,959
Liquidity Services, Inc.*	2,313	18,134
Marchex, Inc., Class B*	3,360	10,685
MeetMe, Inc.*	470	2,505
Monster Worldwide, Inc.*	8,333	19,916
Numerex Corp., Class A (x)*	1,005	7,527
QuinStreet, Inc.*	3,571	12,677
RealNetworks, Inc.*	2,238	9,646
Reis, Inc.	280	6,972
RetailMeNot, Inc.*	3,622	27,926
Rightside Group Ltd.*	1,015	10,800
TechTarget, Inc.*	1,229	9,955
United Online, Inc.*	1,230	13,530

		307,417

IT Services (0.5%)
Acxiom Corp.*	3,733	82,089
CACI International, Inc., Class A*	2,289	206,948
Cass Information Systems, Inc.	428	22,128
Convergys Corp.	4,161	104,025
Datalink Corp.*	1,887	14,153
EVERTEC, Inc.	1,108	17,218
Higher One Holdings, Inc.*	2,973	15,192
ManTech International Corp., Class A	2,313	87,478
MoneyGram International, Inc.*	2,799	19,173
NCI, Inc., Class A	589	8,275
NeuStar, Inc., Class A (x)*	381	8,957
Perficient, Inc.*	919	18,665
PFSweb, Inc.*	60	570
ServiceSource International, Inc.*	2,171	8,749
Sykes Enterprises, Inc.*	3,660	105,994
Travelport Worldwide Ltd.	2,860	36,865
Unisys Corp. (x)*	1,649	12,005

		768,484

Semiconductors & Semiconductor Equipment (1.2%)
Advanced Energy Industries, Inc.*	186	7,061
Advanced Micro Devices, Inc. (x)*	31,784	163,370
Alpha & Omega Semiconductor Ltd.*	1,666	23,207
Ambarella, Inc. (x)*	1,790	90,950
Amkor Technology, Inc.*	8,907	51,215
Axcelis Technologies, Inc.*	10,823	29,114
Brooks Automation, Inc.	6,306	70,753
Cabot Microelectronics Corp.	1,903	80,573
Cohu, Inc.	2,431	26,376
Diodes, Inc.*	3,566	67,005
DSP Group, Inc.*	1,963	20,827
Entegris, Inc.*	4,951	71,641
Exar Corp.*	3,128	25,180
Fairchild Semiconductor International, Inc.*	6,801	135,000
FormFactor, Inc.*	2,692	24,201
GigPeak, Inc. (x)*	3,809	7,466
Intersil Corp., Class A	12,511	169,399

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

IXYS Corp.	2,286	$23,432
Kopin Corp.*	5,536	12,290
MKS Instruments, Inc.	4,705	202,597
Nanometrics, Inc.*	434	9,023
NeoPhotonics Corp.*	2,366	22,548
NVE Corp.	223	13,079
PDF Solutions, Inc.*	160	2,238
Photronics, Inc.*	6,168	54,957
Rambus, Inc.*	7,571	91,458
Rudolph Technologies, Inc.*	2,789	43,313
Sigma Designs, Inc.*	3,243	20,852
Tessera Technologies, Inc.	1,580	48,411
Ultra Clean Holdings, Inc.*	2,971	16,905
Ultratech, Inc.*	1,860	42,724
Veeco Instruments, Inc.*	3,728	61,736
Xcerra Corp.*	4,914	28,256

		1,757,157

Software (0.6%)
Bottomline Technologies de, Inc.*	488	10,507
Digimarc Corp. (x)*	45	1,438
EnerNOC, Inc. (x)*	350	2,212
Epiq Systems, Inc.	1,311	19,141
Glu Mobile, Inc. (x)*	9,691	21,320
Mentor Graphics Corp.	10,023	213,089
MicroStrategy, Inc., Class A*	418	73,158
Park City Group, Inc.*	62	556
Progress Software Corp.*	4,035	110,801
QAD, Inc., Class A	870	16,765
Rosetta Stone, Inc.*	387	2,999
Rovi Corp.*	7,367	115,220
Rubicon Project, Inc.*	2,121	28,952
SecureWorks Corp., Class A*	385	5,428
Silver Spring Networks, Inc.*	174	2,114
Tangoe, Inc.*	2,587	19,972
Telenav, Inc.*	3,118	15,902
VASCO Data Security International, Inc.*	281	4,605
Verint Systems, Inc.*	5,815	192,651
Zedge, Inc., Class B*	1	3

		856,833

Technology Hardware, Storage & Peripherals (0.2%)
Avid Technology, Inc.*	991	5,758
CPI Card Group, Inc. (x)	1,252	6,272
Diebold, Inc.	4,243	105,354
Eastman Kodak Co. (x)*	301	4,840
Immersion Corp.*	1,796	13,183
Silicon Graphics International Corp.*	589	2,963
Stratasys Ltd. (x)*	2,422	55,439
Super Micro Computer, Inc.*	2,839	70,549
USA Technologies, Inc.*	380	1,623

		265,981

Total Information Technology		9,199,182

Materials (3.0%)
Chemicals (1.5%)
A. Schulman, Inc.	2,694	65,788
AgroFresh Solutions, Inc. (x)*	2,056	10,917
American Vanguard Corp.	2,637	39,845

Axiall Corp.	6,633	$216,302
Calgon Carbon Corp.	4,700	61,805
Chemtura Corp.*	2,924	77,135
Chermours Co. (x)	2,875	23,690
FutureFuel Corp.	2,250	24,480
GCP Applied Technologies, Inc.*	1,036	26,977
Hawkins, Inc.	715	31,038
Ingevity Corp.*	787	26,790
Innophos Holdings, Inc.	207	8,738
Innospec, Inc.	2,189	100,672
KMG Chemicals, Inc.	454	11,800
Koppers Holdings, Inc.*	390	11,985
Kraton Performance Polymers, Inc.*	2,787	77,841
Kronos Worldwide, Inc. (x)	2,036	10,689
LSB Industries, Inc. (x)*	1,963	23,713
Minerals Technologies, Inc.	1,498	85,086
Olin Corp.	15,489	384,747
OMNOVA Solutions, Inc.*	1,588	11,513
Platform Specialty Products Corp. (x)*	82,940	736,507
Quaker Chemical Corp.	302	26,938
Rayonier Advanced Materials, Inc.	1,621	22,029
Stepan Co.	1,651	98,284
TerraVia Holdings, Inc. (x)*	7,139	18,704
Trecora Resources*	308	3,212
Tredegar Corp.	2,350	37,882
Tronox Ltd., Class A (x)	6,086	26,839
Valhi, Inc. (x)	2,143	3,365

		2,305,311

Construction Materials (0.0%)
United States Lime & Minerals, Inc.	147	8,672

Containers & Packaging (0.1%)
Greif, Inc., Class A	2,425	90,379
Greif, Inc., Class B (x)	517	28,306
UFP Technologies, Inc.*	574	12,938

		131,623

Metals & Mining (1.2%)
AK Steel Holding Corp. (x)*	22,202	103,461
Allegheny Technologies, Inc. (x)	10,162	129,566
Ampco-Pittsburgh Corp.	769	8,697
Carpenter Technology Corp. (x)	4,325	142,422
Century Aluminum Co. (x)*	4,389	27,782
Cliffs Natural Resources, Inc. (x)*	16,492	93,510
Coeur Mining, Inc.*	3,767	40,156
Commercial Metals Co.	10,748	181,641
Dominion Diamond Corp.	10,000	88,400
Ferroglobe plc	6,114	52,642
Gold Resource Corp.	882	3,166
Handy & Harman Ltd.*	272	7,124
Haynes International, Inc.	1,156	37,084
Hecla Mining Co. (x)	35,660	181,866
Kaiser Aluminum Corp.	1,007	91,043
Materion Corp.	1,888	46,747
McEwen Mining, Inc. (x)	33,454	128,798
Olympic Steel, Inc.	852	23,268
Ryerson Holding Corp. (x)*	1,021	17,868

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Sandstorm Gold Ltd. (x)*	12,000	$53,520
Schnitzer Steel Industries, Inc., Class A	2,435	42,856
Stillwater Mining Co.*	11,436	135,631
SunCoke Energy, Inc.	6,025	35,066
TimkenSteel Corp. (x)	3,702	35,613

		1,707,927

Paper & Forest Products (0.2%)
Boise Cascade Co.*	575	13,196
KapStone Paper and Packaging Corp.	7,549	98,213
Louisiana-Pacific Corp.*	942	16,344
P.H. Glatfelter Co.	4,061	79,433
Schweitzer-Mauduit International, Inc.	2,286	80,650

		287,836

Total Materials		4,441,369

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.4%)
ATN International, Inc.	964	75,009
Cincinnati Bell, Inc.*	19,877	90,838
Consolidated Communications Holdings, Inc. (x)	1,436	39,117
FairPoint Communications, Inc. (x)*	472	6,929
Globalstar, Inc. (x)*	13,163	15,927
Hawaiian Telcom Holdco, Inc.*	602	12,756
IDT Corp., Class B	684	9,706
Intelsat S.A. (x)*	2,778	7,167
Iridium Communications,Inc. (x)*	7,762	68,927
Lumos Networks Corp.*	1,594	19,287
ORBCOMM, Inc.*	515	5,124
pdvWireless, Inc. (x)*	932	19,936
Vonage Holdings Corp.*	15,902	97,002
Windstream Holdings, Inc. (x)	7,915	73,372

		541,097

Wireless Telecommunication Services (0.0%)
Boingo Wireless, Inc.*	1,286	11,471
NII Holdings, Inc.*	5,175	16,457
Spok Holdings, Inc.	1,906	36,528

		64,456

Total Telecommunication Services		605,553

Utilities (4.5%)
Electric Utilities (1.2%)
ALLETE, Inc.	4,634	299,495
El Paso Electric Co.	3,766	178,019
Empire District Electric Co.	4,105	139,447
Genie Energy Ltd., Class B*	1,160	7,853
IDACORP, Inc.	4,712	383,321
MGE Energy, Inc.	1,746	98,675
Otter Tail Corp.	3,522	117,952
PNM Resources, Inc.	7,467	264,631
Portland General Electric Co.	8,367	369,152

		1,858,545

Gas Utilities (2.0%)
Chesapeake Utilities Corp.	1,208	$79,946
Delta Natural Gas Co., Inc. (x)	568	15,302
New Jersey Resources Corp.	7,369	284,075
Northwest Natural Gas Co.	2,531	164,059
ONE Gas, Inc.	4,856	323,361
Rubis S.C.A.	11,950	916,296
South Jersey Industries, Inc.	7,466	236,075
Southwest Gas Corp.	3,966	312,164
Spire, Inc.	4,181	296,182
WGL Holdings, Inc.	4,477	316,927

		2,944,387

Independent Power and Renewable Electricity Producers (0.5%)
Atlantic Power Corp.	11,467	28,438
Atlantica Yield plc (x)	5,517	102,506
Dynegy, Inc.*	10,970	189,123
NRG Yield, Inc., Class A	3,404	51,809
NRG Yield, Inc., Class C (x)	5,856	91,295
Ormat Technologies, Inc.	1,978	86,557
Pattern Energy Group, Inc. (x)	1,075	24,693
Talen Energy Corp.*	7,909	107,167
TerraForm Global, Inc., Class A (x)	8,584	27,984
TerraForm Power, Inc., Class A (x)*	8,197	89,347
Vivint Solar, Inc. (x)*	2,250	6,907

		805,826

Multi-Utilities (0.6%)
Avista Corp.	5,918	265,126
Black Hills Corp.	4,820	303,853
NorthWestern Corp.	4,545	286,653
Unitil Corp.	1,277	54,490

		910,122

Water Utilities (0.2%)
American States Water Co.	1,158	50,744
Artesian Resources Corp., Class A	666	22,591
California Water Service Group	1,841	64,306
Connecticut Water Service, Inc.	775	43,555
Consolidated Water Co., Ltd.	1,348	17,605
Middlesex Water Co.	219	9,500
SJW Corp.	1,514	59,621
York Water Co.	129	4,133

		272,055

Total Utilities		6,790,935

Total Common Stocks (91.0%) (Cost $123,650,626)		136,099,710

INVESTMENT COMPANY:
Investment Company (0.1%)
JZ Capital Partners Ltd. (Cost $190,347)	27,800	150,356

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Rights	Value (Note 1)

RIGHTS:
Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc. (Contingent Value Shares) (b)*†	2,344	$—

Total Information Technology		—

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc. (Contingent Value Shares) (b)*†	3,800	8,550

Total Telecommunication Services		8,550

Total Rights (0.0%) (Cost $—)		8,550

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (3.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	4,399,729	4,399,729

	Principal Amount	Value (Note 1)
Repurchase Agreements (7.0%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $600,008, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $612,000. (xx)	$600,000	600,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $400,005, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $408,001. (xx)	400,000	400,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $2,000,020, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $2,040,009. (xx)	2,000,000	2,000,000
HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $500,005, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $510,010. (xx)	500,000	500,000

Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $5,400,855, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $5,508,809. (xx)	$5,400,792	$5,400,792
Mizuho Securities USA, Inc., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $500,006, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.750%, maturing 5/31/17-5/31/23; total market value $510,000. (xx)	500,000	500,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $1,000,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $1,020,000. (xx)	1,000,000	1,000,000
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $100,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $102,000. (xx)	100,000	100,000

Total Repurchase Agreements		10,500,792

Total Short-Term Investments (10.0%) (Cost $14,900,521)		14,900,521

Total Investments (101.1%) (Cost $138,741,494)		151,159,137
Other Assets Less Liabilities (-1.1%)		(1,610,731)

Net Assets (100%)		$149,548,406

*	Non-income producing.
†	Securities (totaling $16,318 or 0.0% of net assets) held at fair value by management.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid Security.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $10,173,941. This was secured by collateral of $10,500,792 which was received as cash and subsequently invested in short-term investments currently valued at $10,500,792, as reported in the Portfolio of Investments, and $9,970 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.000%, maturing 7/14/16 - 5/15/45.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)
PennyMac Financial Services, Inc., Class A	$7,189	$—	$—	$5,845	$—	$—
PennyMac Mortgage Investment Trust (REIT)	64,245	34,404	—	103,126	1,979	—

	$71,434	$34,404	$—	$108,971	$1,979	$—

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	11	September-16	$1,238,943	$1,262,140	$23,197

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (c)		Total
Assets:
Common Stocks
Consumer Discretionary	$28,285,982	$2,495,791	$—		$30,781,773
Consumer Staples	3,850,236	354,464	—		4,204,700
Energy	5,477,555	1,512	—		5,479,067
Financials	49,661,895	6,414,817	7,768		56,084,480
Health Care	3,511,193	—	—		3,511,193
Industrials	13,706,074	1,295,384	—		15,001,458
Information Technology	9,118,693	80,489	—		9,199,182
Materials	4,350,990	90,379	—		4,441,369
Telecommunication Services	605,553	—	—		605,553
Utilities	5,874,639	916,296	—		6,790,935
Futures	23,197	—	—		23,197
Investment Companies
Investment Companies	—	150,356	—		150,356
Rights
Information Technology	—	—	—	(d)	—	(d)
Telecommunication Services	—	—	8,550		8,550
Short-Term Investments
Investment Companies	4,399,729	—	—		4,399,729
Repurchase Agreements	—	10,500,792	—		10,500,792

Total Assets	$128,865,736	$22,300,280	$16,318		$151,182,334

Total Liabilities	$—	$—	$—		$—

Total	$128,865,736	$22,300,280	$16,318		$151,182,334

(a)	Securities with a market value of $61,555 transferred from Level 2 to Level 1 at the end of the period due to active trading.
(b)	Securities with a market value of $3,579,126 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.
(c)	A security with a market value of $7,768 transferred from Level 1 to Level 3 at the end of the period due to inactive trading.
(d)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the period ended June 30, 2016.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$23,197	*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$749	$749
Equity contracts	(85,665)	—	(85,665)

Total	$(85,665)	$749	$(84,916)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$32,588

^ The Portfolio held forward foreign currency contracts for hedging and futures contracts as a substitute for investing in conventional securities.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $39,000 for six days during the six months ended June 30, 2016 and futures contracts with an average notional balance of approximately $822,000 during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets

Citigroup Global Markets Ltd.	$600,000	$—	$600,000	$(600,000)	$—
Deutsche Bank AG	400,000	—	400,000	(400,000)	—
HSBC Securities, Inc.	2,500,000	—	2,500,000	(2,500,000)	—
Merrill Lynch PFS, Inc.	5,400,792	—	5,400,792	(5,400,792)	—
Mizuho Securities USA, Inc.	500,000	—	500,000	(500,000)	—
Nomura Securities Co., Ltd.	1,000,000	—	1,000,000	(1,000,000)	—
RBS Securities, Inc.	100,000	—	100,000	(100,000)	—

Total	$10,500,792	$—	$10,500,792	$(10,500,792)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 33%)*	$23,920,188
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 45%)*	$27,560,653

*	During the period ended June 30, 2016, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,978,825
Aggregate gross unrealized depreciation	(20,047,910)

Net unrealized appreciation	$12,930,915

Federal income tax cost of investments	$138,228,222

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $133,477)	$108,971
Unaffiliated Issuers (Cost $128,107,225)	140,549,374
Repurchase Agreements (Cost $10,500,792)	10,500,792
Cash	8,721,426
Cash held as collateral at broker	59,800
Dividends, interest and other receivables	190,956
Due from Custodian	85,418
Receivable for securities sold	64,989
Due from broker for futures variation margin	20,130
Security lending income receivable	9,978
Receivable from Separate Accounts for Trust shares sold	3,554
Other assets	1,626

Total assets	160,317,014

LIABILITIES
Payable on return of securities loaned	10,500,792
Payable for securities purchased	119,383
Investment management fees payable	90,422
Administrative fees payable	15,426
Payable to Separate Accounts for Trust shares redeemed	14,367
Trustees’ fees payable	286
Distribution fees payable – Class IB	49
Accrued expenses	27,883

Total liabilities	10,768,608

NET ASSETS	$149,548,406

Net assets were comprised of:
Paid in capital	$131,492,479
Accumulated undistributed net investment income (loss)	650,795
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	4,964,669
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	12,440,463

Net assets	$149,548,406

Class IB
Net asset value, offering and redemption price per share, $244,662 / 27,378 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.94

Class K
Net asset value, offering and redemption price per share, $149,303,744 / 16,701,552 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.94

(x)	Includes value of securities on loan of $10,173,941.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends ($1,979 of dividend income received from affiliates) (net of $7,023 foreign withholding tax)	$1,293,272
Interest	10,393
Securities lending (net)	19,488

Total income	1,323,153

EXPENSES
Investment management fees	572,728
Administrative fees	89,989
Professional fees	26,330
Custodian fees	18,114
Printing and mailing expenses	4,903
Trustees’ fees	1,763
Distribution fees – Class IB	237
Miscellaneous	3,396

Gross expenses	717,460
Less: Waiver from investment manager	(36,995)

Net expenses	680,465

NET INVESTMENT INCOME (LOSS)	642,688

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	4,560,268
Futures	(85,665)
Foreign currency transactions	(914)

Net realized gain (loss)	4,473,689

Change in unrealized appreciation (depreciation) on:
Investments ($3,133 of change in unrealized appreciation (depreciation) from affiliates)	1,356,335
Futures	32,588
Foreign currency translations	(338)

Net change in unrealized appreciation (depreciation)	1,388,585

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,862,274

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,504,962

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$642,688	$774,156
Net realized gain (loss) on investments, futures and foreign currency transactions	4,473,689	6,311,731
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	1,388,585	(21,173,698)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,504,962	(14,087,811)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class K	—	(305,814)
Distributions from net realized capital gains
Class IB	—	(6,599)
Class K	—	(6,072,483)

	—	(6,079,082)

Return of capital
Class IB	—	(431)
Class K	—	(388,266)

	—	(388,697)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(6,773,593)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 8,308 and 18,672 shares, respectively ]	71,127	181,093
Capital shares issued in reinvestment of dividends and distributions [ 0 and 831 shares, respectively ]	—	7,030
Capital shares repurchased [ (313) and (2,692) shares, respectively ]	(2,708)	(27,319)

Total Class IB transactions	68,419	160,804

Class K
Capital shares sold [ 619,889 and 2,707,991 shares, respectively ]	4,919,864	25,125,963
Capital shares issued in reinvestment of dividends and distributions [ 0 and 800,610 shares, respectively ]	—	6,766,563
Capital shares repurchased [ (1,396,999) and (3,081,169) shares, respectively ]	(11,396,995)	(28,699,577)

Total Class K transactions	(6,477,131)	3,192,949

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(6,408,712)	3,353,753

TOTAL INCREASE (DECREASE) IN NET ASSETS	96,250	(17,507,651)
NET ASSETS:
Beginning of period	149,452,156	166,959,807

End of period (a)	$149,548,406	$149,452,156

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$650,795	$8,107

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2016 (Unaudited)	May 1, 2015** to December 31, 2015		January 1, 2015 to April 13, 2015‡		April 21, 2014* to December 31, 2014
Net asset value, beginning of period	$8.55	$10.00		$9.79		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.03		—	#	0.02
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.36	(1.10)		0.41		0.06

Total from investment operations	0.39	(1.07)		0.41		0.08

Less distributions:
Dividends from net investment income	—	—		—		—	#
Distributions from net realized gains	—	(0.36)		—		(0.27)
Return of capital	—	(0.02)		—		(0.02)

Total dividends and distributions	—	(0.38)		—		(0.29)

Net asset value, end of period	$8.94	$8.55		$10.20		$9.79

Total return (b)	4.56%	(10.63)%		4.19%		0.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$245	$166		$—		$25
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.20%	1.22%		1.25%		1.25%
Before waivers and reimbursements (a)(f)	1.25%	1.24%		1.25%		5.75%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.70%	0.41	%(l)	0.15	%(l)	0.30	%(l)
Before waivers and reimbursements (a)(f)	0.65%	0.39	%(l)	0.15	%(l)	(4.20	)%(l)
Portfolio turnover rate (z)^	18%	17%		17%		18%

Class K	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	April 21, 2014* to December 31, 2014
Net asset value, beginning of period	$8.54	$9.79	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04	0.05	0.04
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.36	(0.90)	0.05

Total from investment operations	0.40	(0.85)	0.09

Less distributions:
Dividends from net investment income	—	(0.02)	(0.01)
Distributions from net realized gains	—	(0.36)	(0.27)
Return of capital	—	(0.02)	(0.02)

Total dividends and distributions	—	(0.40)	(0.30)

Net asset value, end of period	$8.94	$8.54	$9.79

Total return (b)	4.68%	(8.58)%	0.91%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$149,304	$149,286	$166,935
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.95%	0.98%	1.00%
Before waivers and reimbursements (a)(f)	1.00%	0.99%	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.90%	0.48%	0.55	%(l)
Before waivers and reimbursements (a)(f)	0.85%	0.48%	0.52	%(l)
Portfolio turnover rate (z)^	18%	17%	18%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
**	Resumed operations.
‡	After the close of busines on April 13, 2015, operations ceased and shares were fully redeemed.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Government Securities	50.5%
Investment Companies	15.6
Information Technology	5.1
Financials	4.0
Health Care	3.7
Consumer Discretionary	3.2
Consumer Staples	2.7
Industrials	2.6
Energy	1.9
Utilities	0.9
Telecommunication Services	0.8
Materials	0.7
Exchange Traded Funds	0.1
Cash and Other	8.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while Class K shares of the Portfolio ceased operations after the close of business on February 21, 2016, the ‘hypothetical expenses paid during the period’ with respect to Class K shares reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IB
Actual	$1,000.00	$1,014.52	$6.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.77	6.15
Class K†
Actual	1,000.00	977.20	1.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.99	4.92

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.23% and 0.98%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 for Class IB and the hypothetical example (to reflect the one-half year period) and multiplied by 52/366 for Class K (to reflect the actual number of days the Class was in operation in the period).

†   Class K ceased operations after the close of business on February 21, 2016.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (3.2%)
Auto Components (0.1%)
BorgWarner, Inc.	356	$10,509
Delphi Automotive plc	471	29,485
Goodyear Tire & Rubber Co.	424	10,880
Johnson Controls, Inc.	1,078	47,712

		98,586

Automobiles (0.1%)
Ford Motor Co.	6,432	80,850
General Motors Co.	2,306	65,260
Harley-Davidson, Inc.	322	14,587

		160,697

Distributors (0.0%)
Genuine Parts Co.	244	24,705
LKQ Corp.*	465	14,740

		39,445

Diversified Consumer Services (0.0%)
H&R Block, Inc.	444	10,212

Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.	768	33,946
Chipotle Mexican Grill, Inc.*	51	20,541
Darden Restaurants, Inc.	185	11,718
Marriott International, Inc., Class A	307	20,403
McDonald’s Corp.	1,479	177,983
Royal Caribbean Cruises Ltd.	271	18,198
Starbucks Corp.	2,416	138,002
Starwood Hotels & Resorts Worldwide, Inc.	316	23,368
Wyndham Worldwide Corp.	174	12,394
Wynn Resorts Ltd.	130	11,783
Yum! Brands, Inc.	657	54,478

		522,814

Household Durables (0.1%)
D.R. Horton, Inc.	504	15,866
Garmin Ltd.	220	9,332
Harman International Industries, Inc.	121	8,690
Leggett & Platt, Inc.	240	12,266
Lennar Corp., Class A	269	12,401
Mohawk Industries, Inc.*	106	20,115
Newell Brands, Inc.	741	35,990
PulteGroup, Inc.	489	9,531
Whirlpool Corp.	122	20,330

		144,521

Internet & Catalog Retail (0.6%)
Amazon.com, Inc.*	636	455,134
Expedia, Inc.	183	19,453
Netflix, Inc.*	701	64,127
Priceline Group, Inc.*	80	99,873
TripAdvisor, Inc.*	182	11,703

		650,290

Leisure Products (0.0%)
Hasbro, Inc.	172	14,446
Mattel, Inc.	566	17,710

		32,156

Media (0.7%)
CBS Corp. (Non-Voting), Class B	712	$38,761
Comcast Corp., Class A	3,983	259,652
Discovery Communications, Inc., Class A*	210	5,298
Discovery Communications, Inc., Class C*	434	10,351
Interpublic Group of Cos., Inc.	616	14,229
News Corp., Class A	755	8,569
News Corp., Class B	243	2,836
Omnicom Group, Inc.	385	31,374
Scripps Networks Interactive, Inc., Class A	136	8,469
TEGNA, Inc.	386	8,944
Time Warner, Inc.	1,281	94,205
Twenty-First Century Fox, Inc., Class A	1,821	49,258
Twenty-First Century Fox, Inc., Class B	702	19,129
Viacom, Inc., Class B	593	24,592
Walt Disney Co.	2,479	242,496

		818,163

Multiline Retail (0.2%)
Dollar General Corp.	503	47,282
Dollar Tree, Inc.*	378	35,623
Kohl’s Corp.	328	12,438
Macy’s, Inc.	470	15,797
Nordstrom, Inc.	225	8,561
Target Corp.	992	69,261

		188,962

Specialty Retail (0.7%)
Advance Auto Parts, Inc.	121	19,557
AutoNation, Inc.*	126	5,920
AutoZone, Inc.*	50	39,692
Bed Bath & Beyond, Inc.	277	11,972
Best Buy Co., Inc.	474	14,504
CarMax, Inc.*	347	17,013
Foot Locker, Inc.	255	13,989
Gap, Inc.	333	7,066
Home Depot, Inc.	2,070	264,318
L Brands, Inc.	439	29,470
Lowe’s Cos., Inc.	1,485	117,568
O’Reilly Automotive, Inc.*	159	43,105
Ross Stores, Inc.	648	36,735
Signet Jewelers Ltd.	142	11,702
Staples, Inc.	1,061	9,146
Tiffany & Co.	182	11,037
TJX Cos., Inc.	1,130	87,270
Tractor Supply Co.	223	20,333
Ulta Salon Cosmetics & Fragrance, Inc.*	100	24,364
Urban Outfitters, Inc.*	113	3,108

		787,869

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	472	19,229
Hanesbrands, Inc.	654	16,435
Michael Kors Holdings Ltd.*	280	13,854
NIKE, Inc., Class B	2,200	121,440
PVH Corp.	141	13,286

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Ralph Lauren Corp.	103	$9,231
Under Armour, Inc., Class A*	316	12,681
Under Armour, Inc., Class C*	340	12,391
VF Corp.	538	33,082

		251,629

Total Consumer Discretionary		3,705,344

Consumer Staples (2.7%)
Beverages (0.6%)
Brown-Forman Corp., Class B	150	14,964
Coca-Cola Co.	6,401	290,157
Constellation Brands, Inc., Class A	291	48,131
Dr. Pepper Snapple Group, Inc.	309	29,859
Molson Coors Brewing Co., Class B	297	30,036
Monster Beverage Corp.*	256	41,142
PepsiCo, Inc.	2,392	253,408

		707,697

Food & Staples Retailing (0.6%)
Costco Wholesale Corp.	730	114,639
CVS Health Corp.	1,810	173,289
Kroger Co.	1,598	58,791
Sysco Corp.	877	44,499
Walgreens Boots Alliance, Inc.	1,417	117,994
Wal-Mart Stores, Inc.	2,619	191,239
Whole Foods Market, Inc.	484	15,498

		715,949

Food Products (0.5%)
Archer-Daniels-Midland Co.	1,013	43,447
Campbell Soup Co.	311	20,691
ConAgra Foods, Inc.	703	33,610
General Mills, Inc.	954	68,039
Hershey Co.	222	25,195
Hormel Foods Corp.	441	16,141
J.M. Smucker Co.	202	30,787
Kellogg Co.	418	34,130
Kraft Heinz Co.	964	85,295
McCormick & Co., Inc. (Non-Voting)	179	19,094
Mead Johnson Nutrition Co.	315	28,586
Mondelez International, Inc., Class A	2,578	117,325
Tyson Foods, Inc., Class A	469	31,324

		553,664

Household Products (0.5%)
Church & Dwight Co., Inc.	213	21,915
Clorox Co.	222	30,723
Colgate-Palmolive Co.	1,473	107,824
Kimberly-Clark Corp.	590	81,113
Procter & Gamble Co.	4,368	369,838

		611,413

Personal Products (0.0%)
Estee Lauder Cos., Inc., Class A	380	34,588

Tobacco (0.5%)
Altria Group, Inc.	3,224	222,327
Philip Morris International, Inc.	2,557	260,098
Reynolds American, Inc.	1,382	74,531

		556,956

Total Consumer Staples		3,180,267

Energy (1.9%)
Energy Equipment & Services (0.3%)
Baker Hughes, Inc.	723	$32,629
Diamond Offshore Drilling, Inc.	125	3,041
FMC Technologies, Inc.*	425	11,335
Halliburton Co.	1,426	64,584
Helmerich & Payne, Inc.	202	13,560
National Oilwell Varco, Inc.	659	22,175
Schlumberger Ltd.	2,307	182,438
Transocean Ltd.	634	7,538

		337,300

Oil, Gas & Consumable Fuels (1.6%)
Anadarko Petroleum Corp.	860	45,795
Apache Corp.	608	33,847
Cabot Oil & Gas Corp.	739	19,022
Chesapeake Energy Corp.*	722	3,090
Chevron Corp.	3,114	326,441
Cimarex Energy Co.	154	18,375
Columbia Pipeline Group, Inc.	690	17,588
Concho Resources, Inc.*	203	24,212
ConocoPhillips Co.	2,045	89,162
Devon Energy Corp.	811	29,399
EOG Resources, Inc.	932	77,747
EQT Corp.	293	22,687
Exxon Mobil Corp.	6,846	641,744
Hess Corp.	457	27,466
Kinder Morgan, Inc.	2,910	54,475
Marathon Oil Corp.	1,430	21,464
Marathon Petroleum Corp.	826	31,355
Murphy Oil Corp.	302	9,589
Newfield Exploration Co.*	304	13,431
Noble Energy, Inc.	749	26,867
Occidental Petroleum Corp.	1,245	94,072
ONEOK, Inc.	357	16,940
Phillips 66	749	59,426
Pioneer Natural Resources Co.	269	40,675
Range Resources Corp.	279	12,036
Southwestern Energy Co.*	781	9,825
Spectra Energy Corp.	1,140	41,758
Tesoro Corp.	193	14,460
Valero Energy Corp.	745	37,995
Williams Cos., Inc.	1,061	22,949

		1,883,892

Total Energy		2,221,192

Financials (4.0%)
Banks (1.3%)
Bank of America Corp.	17,111	227,063
BB&T Corp.	1,328	47,290
Citigroup, Inc.	4,897	207,584
Citizens Financial Group, Inc.	822	16,424
Comerica, Inc.	279	11,475
Fifth Third Bancorp	1,368	24,063
Huntington Bancshares, Inc./Ohio	1,213	10,844
JPMorgan Chase & Co.	6,037	375,139
KeyCorp	1,507	16,652
M&T Bank Corp.	259	30,622
People’s United Financial, Inc.	585	8,576
PNC Financial Services Group, Inc.	830	67,554
Regions Financial Corp.	2,283	19,428

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

SunTrust Banks, Inc./Georgia	867	$35,616
U.S. Bancorp	2,689	108,448
Wells Fargo & Co.	7,658	362,453
Zions Bancorp	340	8,544

		1,577,775

Capital Markets (0.4%)
Affiliated Managers Group, Inc.*	90	12,669
Ameriprise Financial, Inc.	281	25,248
Bank of New York Mellon Corp.	1,784	69,308
BlackRock, Inc.	211	72,274
Charles Schwab Corp.	2,024	51,227
E*TRADE Financial Corp.*	471	11,064
Franklin Resources, Inc.	586	19,555
Goldman Sachs Group, Inc.	642	95,388
Legg Mason, Inc.	191	5,633
Morgan Stanley	2,491	64,716
Northern Trust Corp.	343	22,727
State Street Corp.	644	34,725
T. Rowe Price Group, Inc.	396	28,896

		513,430

Consumer Finance (0.2%)
American Express Co.	1,326	80,568
Capital One Financial Corp.	853	54,174
Discover Financial Services	700	37,513
Navient Corp.	476	5,688
Synchrony Financial*	1,414	35,746

		213,689

Diversified Financial Services (0.6%)
Berkshire Hathaway, Inc., Class B*	3,090	447,401
CME Group, Inc./Illinois	559	54,447
Intercontinental Exchange, Inc.	192	49,144
Leucadia National Corp.	503	8,717
Moody’s Corp.	281	26,333
Nasdaq, Inc.	184	11,899
S&P Global, Inc.	447	47,945

		645,886

Insurance (0.7%)
Aflac, Inc.	681	49,141
Allstate Corp.	609	42,600
American International Group, Inc.	1,896	100,279
Aon plc	443	48,389
Arthur J. Gallagher & Co.	315	14,994
Assurant, Inc.	101	8,717
Chubb Ltd.	750	98,032
Cincinnati Financial Corp.	260	19,471
Hartford Financial Services Group, Inc.	660	29,291
Lincoln National Corp.	413	16,012
Loews Corp.	447	18,367
Marsh & McLennan Cos., Inc.	871	59,629
MetLife, Inc.	1,773	70,619
Principal Financial Group, Inc.	420	17,266
Progressive Corp.	970	32,495
Prudential Financial, Inc.	739	52,720
Torchmark Corp.	201	12,426
Travelers Cos., Inc.	468	55,711
Unum Group	349	11,095
Willis Towers Watson plc	238	29,586
XL Group plc	429	14,290

		801,130

Real Estate Investment Trusts (REITs) (0.8%)
American Tower Corp. (REIT)	693	$78,732
Apartment Investment & Management Co. (REIT), Class A	278	12,277
AvalonBay Communities, Inc. (REIT)	221	39,866
Boston Properties, Inc. (REIT)	248	32,711
Crown Castle International Corp. (REIT)	555	56,294
Digital Realty Trust, Inc. (REIT)	254	27,684
Equinix, Inc. (REIT)	111	43,038
Equity Residential (REIT)	593	40,846
Essex Property Trust, Inc. (REIT)	103	23,493
Extra Space Storage, Inc. (REIT)	189	17,490
Federal Realty Investment Trust (REIT)	113	18,707
General Growth Properties, Inc. (REIT)	954	28,448
HCP, Inc. (REIT)	772	27,313
Host Hotels & Resorts, Inc. (REIT)	1,315	21,316
Iron Mountain, Inc. (REIT)	387	15,414
Kimco Realty Corp. (REIT)	716	22,468
Macerich Co. (REIT)	196	16,737
Prologis, Inc. (REIT)	865	42,420
Public Storage (REIT)	246	62,875
Realty Income Corp. (REIT)	415	28,784
Simon Property Group, Inc. (REIT)	522	113,222
SL Green Realty Corp. (REIT)	172	18,313
UDR, Inc. (REIT)	404	14,916
Ventas, Inc. (REIT)	527	38,376
Vornado Realty Trust (REIT)	308	30,837
Welltower, Inc. (REIT)	572	43,569
Weyerhaeuser Co. (REIT)	1,330	39,594

		955,740

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	511	13,531

Total Financials		4,721,181

Health Care (3.7%)
Biotechnology (0.6%)
Alexion Pharmaceuticals, Inc.*	357	41,683
Amgen, Inc.	1,232	187,449
Biogen, Inc.*	358	86,572
Celgene Corp.*	1,259	124,175
Gilead Sciences, Inc.	2,234	186,360
Regeneron Pharmaceuticals, Inc.*	127	44,352
Vertex Pharmaceuticals, Inc.*	396	34,064

		704,655

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories	2,417	95,012
Baxter International, Inc.	872	39,432
Becton Dickinson and Co.	353	59,865
Boston Scientific Corp.*	2,099	49,054
C.R. Bard, Inc.	121	28,454
Dentsply Sirona, Inc.	384	23,823
Edwards Lifesciences Corp.*	370	36,900

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares		Value (Note 1)

Hologic, Inc.*	434		$15,016
Intuitive Surgical, Inc.*	61		40,346
Medtronic plc	2,289		198,617
St. Jude Medical, Inc.	465		36,270
Stryker Corp.	502		60,155
Varian Medical Systems, Inc.*	143		11,759
Zimmer Biomet Holdings, Inc.	300		36,114

			730,817

Health Care Providers & Services (0.7%)
Aetna, Inc.	571		69,736
AmerisourceBergen Corp.	318		25,224
Anthem, Inc.	433		56,870
Cardinal Health, Inc.	538		41,969
Centene Corp.*	259		18,485
Cigna Corp.	411		52,604
DaVita HealthCare Partners, Inc.*	272		21,031
Express Scripts Holding Co.*	1,018		77,165
HCA Holdings, Inc.*	489		37,658
Henry Schein, Inc.*	136		24,045
Humana, Inc.	248		44,610
Laboratory Corp. of America Holdings*	162		21,104
McKesson Corp.	371		69,247
Patterson Cos., Inc.	131		6,274
Quest Diagnostics, Inc.	232		18,887
UnitedHealth Group, Inc.	1,546		218,295
Universal Health Services, Inc., Class B	154		20,651

			823,855

Health Care Technology (0.0%)
Cerner Corp.*	491		28,773

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	550		24,398
Illumina, Inc.*	236		33,130
PerkinElmer, Inc.	162		8,492
Thermo Fisher Scientific, Inc.	654		96,635
Waters Corp.*	131		18,425

			181,080

Pharmaceuticals (1.6%)
AbbVie, Inc.	2,648		163,938
Allergan plc*	617		142,583
Bristol-Myers Squibb Co.	2,719		199,983
Eli Lilly & Co.	1,575		124,031
Endo International plc*	417		6,501
Johnson & Johnson	4,518		548,033
Mallinckrodt plc*	201		12,217
Merck & Co., Inc.	4,517		260,224
Mylan N.V.*	674		29,144
Perrigo Co. plc	232		21,035
Pfizer, Inc.	9,806		345,269
Shire plc (ADR)	—	@	18
Zoetis, Inc.	758		35,975

			1,888,951

Total Health Care			4,358,131

Industrials (2.6%)
Aerospace & Defense (0.7%)
Boeing Co.	1,021		$132,597
General Dynamics Corp.	487		67,810
Honeywell International, Inc.	1,269		147,610
L-3 Communications Holdings, Inc.	131		19,217
Lockheed Martin Corp.	436		108,202
Northrop Grumman Corp.	301		66,906
Raytheon Co.	495		67,295
Rockwell Collins, Inc.	231		19,667
Textron, Inc.	471		17,220
TransDigm Group, Inc.*	93		24,523
United Technologies Corp.	1,287		131,982

			803,029

Air Freight & Logistics (0.2%)
C.H. Robinson Worldwide, Inc.	243		18,043
Expeditors International of Washington, Inc.	309		15,153
FedEx Corp.	427		64,810
United Parcel Service, Inc., Class B	1,136		122,370

			220,376

Airlines (0.1%)
Alaska Air Group, Inc.	221		12,882
American Airlines Group, Inc.	931		26,357
Delta Air Lines, Inc.	1,269		46,230
Southwest Airlines Co.	1,058		41,484
United Continental Holdings, Inc.*	535		21,956

			148,909

Building Products (0.0%)
Allegion plc	178		12,359
Fortune Brands Home & Security, Inc.	262		15,188
Masco Corp.	564		17,450

			44,997

Commercial Services & Supplies (0.1%)
Cintas Corp.	128		12,561
Pitney Bowes, Inc.	328		5,838
Republic Services, Inc.	363		18,626
Stericycle, Inc.*	125		13,015
Tyco International plc	688		29,309
Waste Management, Inc.	668		44,268

			123,617

Construction & Engineering (0.0%)
Fluor Corp.	234		11,531
Jacobs Engineering Group, Inc.*	179		8,916
Quanta Services, Inc.*	257		5,942

			26,389

Electrical Equipment (0.1%)
Acuity Brands, Inc.	71		17,605
AMETEK, Inc.	380		17,567
Eaton Corp. plc	771		46,052
Emerson Electric Co.	1,075		56,072
Rockwell Automation, Inc.	207		23,768

			161,064

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Industrial Conglomerates (0.7%)
3M Co.	993	$173,894
Danaher Corp.	994	100,394
General Electric Co.	15,432	485,800
Roper Technologies, Inc.	166	28,313

		788,401

Machinery (0.3%)
Caterpillar, Inc.	962	72,929
Cummins, Inc.	262	29,459
Deere & Co.	498	40,358
Dover Corp.	271	18,786
Flowserve Corp.	194	8,763
Illinois Tool Works, Inc.	541	56,351
Ingersoll-Rand plc	402	25,599
PACCAR, Inc.	576	29,877
Parker-Hannifin Corp.	214	23,123
Pentair plc	305	17,778
Snap-on, Inc.	91	14,362
Stanley Black & Decker, Inc.	259	28,806
Xylem, Inc.	272	12,145

		378,336

Professional Services (0.1%)
Dun & Bradstreet Corp.	49	5,970
Equifax, Inc.	191	24,525
Nielsen Holdings plc	620	32,222
Robert Half International, Inc.	226	8,624
Verisk Analytics, Inc.*	266	21,567

		92,908

Road & Rail (0.2%)
CSX Corp.	1,634	42,615
J.B. Hunt Transport Services, Inc.	145	11,735
Kansas City Southern	167	15,045
Norfolk Southern Corp.	512	43,586
Ryder System, Inc.	89	5,441
Union Pacific Corp.	1,395	121,714

		240,136

Trading Companies & Distributors (0.1%)
Fastenal Co.	451	20,020
United Rentals, Inc.*	147	9,863
W.W. Grainger, Inc.	91	20,680

		50,563

Total Industrials		3,078,725

Information Technology (5.1%)
Communications Equipment (0.3%)
Cisco Systems, Inc.	8,178	234,627
F5 Networks, Inc.*	111	12,636
Harris Corp.	193	16,104
Juniper Networks, Inc.	516	11,605
Motorola Solutions, Inc.	249	16,426

		291,398

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	532	30,500
Corning, Inc.	1,883	38,564
FLIR Systems, Inc.	194	6,004
TE Connectivity Ltd.	609	34,780

		109,848

Internet Software & Services (1.1%)
Akamai Technologies, Inc.*	290	$16,220
Alphabet, Inc., Class A*	477	335,584
Alphabet, Inc., Class C*	487	337,053
eBay, Inc.*	1,726	40,406
Facebook, Inc., Class A*	3,744	427,864
VeriSign, Inc.*	173	14,957
Yahoo!, Inc.*	1,447	54,349

		1,226,433

IT Services (0.9%)
Accenture plc, Class A	1,041	117,935
Alliance Data Systems Corp.*	102	19,984
Automatic Data Processing, Inc.	752	69,086
Cognizant Technology Solutions Corp., Class A*	1,004	57,469
CSRA, Inc.	242	5,670
Fidelity National Information Services, Inc.	446	32,861
Fiserv, Inc.*	367	39,904
Global Payments, Inc.	237	16,917
International Business Machines Corp.	1,449	219,929
MasterCard, Inc., Class A	1,599	140,808
Paychex, Inc.	510	30,345
PayPal Holdings, Inc.*	1,782	65,061
Teradata Corp.*	222	5,566
Total System Services, Inc.	277	14,711
Visa, Inc., Class A	3,168	234,971
Western Union Co.	764	14,654
Xerox Corp.	1,623	15,402

		1,101,273

Semiconductors & Semiconductor Equipment (0.7%)
Analog Devices, Inc.	482	27,300
Applied Materials, Inc.	1,794	43,002
Broadcom Ltd.	607	94,328
First Solar, Inc.*	121	5,866
Intel Corp.	7,646	250,789
KLA-Tencor Corp.	256	18,752
Lam Research Corp.	276	23,201
Linear Technology Corp.	400	18,612
Microchip Technology, Inc.	373	18,933
Micron Technology, Inc.*	1,840	25,318
NVIDIA Corp.	715	33,612
Qorvo, Inc.*	196	10,831
QUALCOMM, Inc.	2,457	131,622
Skyworks Solutions, Inc.	338	21,389
Texas Instruments, Inc.	1,643	102,934
Xilinx, Inc.	407	18,775

		845,264

Software (1.1%)
Activision Blizzard, Inc.	842	33,368
Adobe Systems, Inc.*	825	79,027
Autodesk, Inc.*	355	19,220
CA, Inc.	465	15,266
Citrix Systems, Inc.*	250	20,023
Electronic Arts, Inc.*	507	38,410
Intuit, Inc.	431	48,104
Microsoft Corp.	12,973	663,828
Oracle Corp.	5,182	212,099

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Red Hat, Inc.*	285	$20,691
salesforce.com, Inc.*	1,037	82,348
Symantec Corp.	1,048	21,526

		1,253,910

Technology Hardware, Storage & Peripherals (0.9%)
Apple, Inc.	9,005	860,878
EMC Corp.	3,107	84,417
Hewlett Packard Enterprise Co.	2,789	50,955
HP, Inc.	2,805	35,203
NetApp, Inc.	509	12,516
Seagate Technology plc	461	11,230
Western Digital Corp.	496	23,441

		1,078,640

Total Information Technology		5,906,766

Materials (0.7%)
Chemicals (0.5%)
Air Products and Chemicals, Inc.	310	44,032
CF Industries Holdings, Inc.	424	10,218
Dow Chemical Co.	1,856	92,262
E.I. du Pont de Nemours & Co.	1,445	93,636
Eastman Chemical Co.	242	16,432
Ecolab, Inc.	430	50,998
FMC Corp.	191	8,845
International Flavors & Fragrances, Inc.	139	17,524
LyondellBasell Industries N.V., Class A	581	43,238
Monsanto Co.	704	72,801
Mosaic Co.	590	15,446
PPG Industries, Inc.	440	45,826
Praxair, Inc.	471	52,936
Sherwin-Williams Co.	130	38,177

		602,371

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	111	21,312
Vulcan Materials Co.	228	27,442

		48,754

Containers & Packaging (0.1%)
Avery Dennison Corp.	155	11,586
Ball Corp.	244	17,639
International Paper Co.	699	29,623
Owens-Illinois, Inc.*	318	5,727
Sealed Air Corp.	307	14,113
WestRock Co.	418	16,248

		94,936

Metals & Mining (0.1%)
Alcoa, Inc.	2,231	20,682
Freeport-McMoRan, Inc.	2,253	25,099
Newmont Mining Corp.	861	33,682
Nucor Corp.	498	24,606

		104,069

Total Materials		850,130

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	10,110	$436,853
CenturyLink, Inc.	946	27,443
Frontier Communications Corp.	1,672	8,260
Level 3 Communications, Inc.*	453	23,325
Verizon Communications, Inc.	6,677	372,844

Total Telecommunication Services		868,725

Utilities (0.9%)
Electric Utilities (0.6%)
American Electric Power Co., Inc.	804	56,352
Duke Energy Corp.	1,125	96,514
Edison International	534	41,476
Entergy Corp.	306	24,893
Eversource Energy	511	30,609
Exelon Corp.	1,510	54,904
FirstEnergy Corp.	701	24,472
NextEra Energy, Inc.	753	98,191
PG&E Corp.	793	50,689
Pinnacle West Capital Corp.	198	16,050
PPL Corp.	1,131	42,695
Southern Co.	1,469	78,782
Xcel Energy, Inc.	844	37,794

		653,421

Gas Utilities (0.0%)
AGL Resources, Inc.	178	11,743

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	1,051	13,117
NRG Energy, Inc.	569	8,529

		21,646

Multi-Utilities (0.3%)
Ameren Corp.	366	19,610
CenterPoint Energy, Inc.	666	15,984
CMS Energy Corp.	420	19,261
Consolidated Edison, Inc.	472	37,968
Dominion Resources, Inc.	976	76,060
DTE Energy Co.	290	28,745
NiSource, Inc.	486	12,889
Public Service Enterprise Group, Inc.	831	38,733
SCANA Corp.	250	18,915
Sempra Energy	393	44,810
TECO Energy, Inc.	426	11,774
WEC Energy Group, Inc.	538	35,131

		359,880

Water Utilities (0.0%)
American Water Works Co., Inc.	275	23,240

Total Utilities		1,069,930

Total Common Stocks (25.6%) (Cost $28,051,945)		29,960,391

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(0.1%)
iShares® Core S&P Mid-Cap ETF	263	39,289
iShares® MSCI EAFE ETF	1,433	79,976
iShares® Russell 2000 ETF	4	460

Total Investment Companies (0.1%) (Cost $117,145)		119,725

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Government Securities (50.5%)
U.S. Government Agencies (2.0%)
Federal Home Loan Mortgage Corp. 1.000%, 12/15/17	$1,150,000	$1,155,870
Federal National Mortgage Association 1.750%, 6/20/19	1,125,000	1,154,635

		2,310,505

U.S. Treasuries (48.5%)
U.S. Treasury Notes
0.625%, 7/31/17	346,900	347,279
0.625%, 9/30/17	3,140,800	3,144,005
4.250%, 11/15/17	5,051,500	5,306,048
0.750%, 12/31/17	3,154,300	3,162,910
1.000%, 5/15/18	888,600	895,399
1.125%, 6/15/18	228,400	230,722
1.375%, 7/31/18	1,153,600	1,171,805
0.875%, 10/15/18	2,998,400	3,014,534
2.750%, 2/15/19	970,700	1,023,216
1.625%, 3/31/19	3,293,300	3,376,308
0.875%, 7/31/19	1,348,600	1,354,263
1.000%, 9/30/19	3,032,300	3,055,220
1.375%, 2/29/20	3,882,600	3,955,892
1.625%, 6/30/20	2,798,000	2,877,514
1.375%, 9/30/20	208,100	211,888
3.625%, 2/15/21	2,583,900	2,891,773
1.375%, 4/30/21	2,911,000	2,961,431
2.125%, 6/30/21	1,124,100	1,184,092
2.000%, 10/31/21	1,595,900	1,671,658
1.750%, 2/28/22	2,131,200	2,202,899
1.875%, 8/31/22	1,559,200	1,620,685
1.875%, 10/31/22	1,458,100	1,515,342
2.000%, 2/15/23	1,457,300	1,526,593
1.625%, 4/30/23	471,200	481,834
2.500%, 8/15/23	641,600	695,146

2.750%, 11/15/23	$787,700	$868,408
2.750%, 2/15/24	722,900	798,092
2.375%, 8/15/24	853,800	919,102
2.250%, 11/15/24	832,000	887,534
2.000%, 2/15/25	990,600	1,036,328
2.000%, 8/15/25	774,400	809,513
2.250%, 11/15/25	697,400	744,039
1.625%, 2/15/26	767,300	775,970

		56,717,442

Total Long-Term Debt Securities (50.5%) (Cost $58,467,242)		59,027,947

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (15.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	18,239,751	18,239,751

Total Short-Term Investment (15.6%) (Cost $18,239,751)		18,239,751

Total Investments (91.8%) (Cost $104,876,083)		107,347,814
Other Assets Less Liabilities (8.2%)		9,585,464

Net Assets (100%)		$116,933,278

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
E-Mini MSCI EAFE Index	163	September-16	$13,725,449	$13,163,880	$(561,569)
Russell 2000 Mini Index	16	September-16	1,888,269	1,835,840	(52,429)
S&P MidCap 400 E-Mini Index	11	September-16	1,666,682	1,642,300	(24,382)

					$(638,380)

Sales
S&P 500 E-Mini Index	88	September-16	$8,871,766	$9,196,880	$(325,114)

					$(963,494)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$3,705,344	$—	$—	$3,705,344
Consumer Staples	3,180,267	—	—	3,180,267
Energy	2,221,192	—	—	2,221,192
Financials	4,721,181	—	—	4,721,181
Health Care	4,358,131	—	—	4,358,131
Industrials	3,078,725	—	—	3,078,725
Information Technology	5,906,766	—	—	5,906,766
Materials	850,130	—	—	850,130
Telecommunication Services	868,725	—	—	868,725
Utilities	1,069,930	—	—	1,069,930
Government Securities
U.S. Government Agencies	—	2,310,505	—	2,310,505
U.S. Treasuries	—	56,717,442	—	56,717,442
Investment Companies
Exchange Traded Funds (ETFs)	119,725	—	—	119,725
Short-Term Investments
Investment Companies	18,239,751	—	—	18,239,751

Total Assets	$48,319,867	$59,027,947	$—	$107,347,814

Liabilities:
Futures	$(963,494)	$—	$—	$(963,494)

Total Liabilities	$(963,494)	$—	$—	$(963,494)

Total	$47,356,373	$59,027,947	$—	$106,384,320

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(963,494	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$251,726

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$(946,766)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $21,065,000 during the six months ended June 30, 2016.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$324,348,125
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$293,973,204

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,202,195
Aggregate gross unrealized depreciation	(790,764)

Net unrealized appreciation	$2,411,431

Federal income tax cost of investments	$104,936,383

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (Cost $104,876,083)	$107,347,814
Cash	7,937,800
Cash held as collateral at broker	1,275,000
Dividends, interest and other receivables	275,185
Due from broker for futures variation margin	211,602
Receivable from Separate Accounts for Trust shares sold	144,164
Receivable for securities sold	136,663
Other assets	1,057

Total assets	117,329,285

LIABILITIES
Payable for securities purchased	252,392
Investment management fees payable	72,507
Distribution fees payable – Class IB	23,501
Administrative fees payable	12,660
Trustees’ fees payable	278
Payable to Separate Accounts for Trust shares redeemed	6
Accrued expenses	34,663

Total liabilities	396,007

NET ASSETS	$116,933,278

Net assets were comprised of:
Paid in capital	$116,466,238
Accumulated undistributed net investment income (loss)	29,830
Accumulated undistributed net realized gain (loss) on investments and futures	(1,071,027)
Net unrealized appreciation (depreciation) on investments and futures	1,508,237

Net assets	$116,933,278

Class IB
Net asset value, offering and redemption price per share, $116,933,278 / 11,950,699 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.78

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends (net of $78 foreign withholding tax)	$317,959
Interest	284,888

Total income	602,847

EXPENSES
Investment management fees	378,935
Distribution fees – Class IB	115,108
Administrative fees	64,474
Professional fees	24,550
Custodian fees	13,797
Offering costs	13,732
Printing and mailing expenses	3,164
Trustees’ fees	1,093
Miscellaneous	574

Gross expenses	615,427
Less: Waiver from investment manager	(38,124)

Net expenses	577,303

NET INVESTMENT INCOME (LOSS)	25,544

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	667,771
Futures	251,726

Net realized gain (loss)	919,497

Change in unrealized appreciation (depreciation) on:
Investments	1,622,083
Futures	(946,766)

Net change in unrealized appreciation (depreciation)	675,317

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,594,814

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,620,358

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	May 1, 2015* to December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$25,544	$48,930
Net realized gain (loss) on investments and futures	919,497	(1,991,347)
Net change in unrealized appreciation (depreciation) on investments and futures	675,317	832,920

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,620,358	(1,109,497)

DIVIDENDS:
Dividends from net investment income
Class IB	—	(50,173)
Class K (b)	—	(23,859)

TOTAL DIVIDENDS:	—	(74,032)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 5,328,142 and 6,832,020 shares, respectively ]	51,242,790	66,708,328
Capital shares issued in reinvestment of dividends [ 0 and 5,242 shares, respectively ]	—	50,173
Capital shares repurchased [ (203,269) and (11,436) shares, respectively ]	(1,972,888)	(111,180)

Total Class IB transactions	49,269,902	66,647,321

Class K (b)
Capital shares sold [ 0 and 990,000 shares, respectively ]	—	9,900,000
Capital shares issued in reinvestment of dividends [ 0 and 2,493 shares, respectively ]	—	23,859
Capital shares repurchased [ (992,493) and 0 shares, respectively ]	(9,344,633)	—

Total Class K transactions	(9,344,633)	9,923,859

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	39,925,269	76,571,180

TOTAL INCREASE (DECREASE) IN NET ASSETS	41,545,627	75,387,651
NET ASSETS:
Beginning of period	75,387,651	—

End of period (a)	$116,933,278	$75,387,651

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$29,830	$4,286

* The Portfolio commenced operations on May 1, 2015.
(b) After the close of business on February 21, 2016, operations for Class K ceased and shares were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)		May 1, 2015* to December 31, 2015
Class IB
Net asset value, beginning of period	$9.64		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#	0.01
Net realized and unrealized gain (loss) on investments and futures	0.14		(0.36)

Total from investment operations	0.14		(0.35)

Less distributions:
Dividends from net investment income	—		(0.01)

Net asset value, end of period	$9.78		$9.64

Total return (b)	1.45%		(3.52)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$116,933		$65,818
Ratio of expenses to average net assets:
After waivers (a)(f)	1.23	%(j)	1.23%
Before waivers (a)(f)	1.31%		1.44%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.04%		0.15	%(l)
Before waivers (a)(f)	(0.03)%		(0.05	)%(l)
Portfolio turnover rate (z)^	411%		762%

	January 1, 2016 to February 21, 2016‡ (Unaudited)		May 1, 2015* to December 31, 2015
Class K
Net asset value, beginning of period	$9.64		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01		0.02
Net realized and unrealized gain (loss) on investments and futures	(0.23)		(0.36)

Total from investment operations	(0.22)		(0.34)

Less distributions:
Dividends from net investment income	—		(0.02)

Net asset value, end of period	$9.42		$9.64

Total return (b)	(2.28)%		(3.36)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$9,570
Ratio of expenses to average net assets:
After waivers (a)(f)	0.98%		0.99%
Before waivers (a)(f)	1.10%		1.56%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.37%		0.32	%(l)
Before waivers (a)(f)	0.25%		(0.25	)%(l)
Portfolio turnover rate (z)^	411%		762%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
‡	After the close of business on February 21, 2016, operations ceased and shares were fully redeemed.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.25% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/LEGG MASON STRATEGIC ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Exchange Traded Funds	55.2%
Government Securities	39.1
Cash and Other	5.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on February 22, 2016, the ‘hypothetical expenses paid during the period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/16†	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IB
Actual	$1,000.00	$1,049.00	$4.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.35	5.57
Class K
Actual	1,000.00	1,050.00	3.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.59	4.32

†   Commenced operations on February 22, 2016.

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.11% and 0.86%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 for the hypothetical example (to reflect the one-half year period), and multiplied by 130/366 for Class IB and Class K (to reflect the actual number of days the Portfolio was in operation in the period).

EQ ADVISORS TRUST

AXA/LEGG MASON STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(55.2%)
iShares® Core S&P 500 ETF	11,880	$2,503,116
iShares® Core S&P Mid-Cap ETF	14,574	2,177,210
iShares® MSCI EAFE ETF	137,275	7,661,318
iShares® Russell 2000 ETF	10,069	1,157,633
SPDR® S&P 500 ETF Trust	11,676	2,446,472

Total Investment Companies (55.2%) (Cost $15,460,084)		15,945,749

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Government Securities (39.1%)
U.S. Treasuries (39.1%)
U.S. Treasury Notes
0.875%, 5/31/18	$2,645,000	$2,659,672
1.375%, 5/31/21	6,220,000	6,332,676
1.625%, 5/31/23	2,245,000	2,295,995

Total Long-Term Debt Securities (39.1%) (Cost $11,183,156)		11,288,343

Total Investments (94.3%) (Cost $26,643,240)		27,234,092
Other Assets Less Liabilities (5.7%)		1,661,112

Net Assets (100%)		$28,895,204

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Notes	11	September-16	$1,321,155	$1,343,805	$22,650

Sales
E-Mini MSCI EAFE Index	15	September-16	$1,136,060	$1,211,400	$(75,340)
Russell 2000 Mini Index	2	September-16	218,275	229,480	(11,205)
S&P 500 E-Mini Index	7	September-16	696,832	731,570	(34,738)
S&P MidCap 400 E-Mini Index	2	September-16	283,095	298,600	(15,505)

					$(136,788)

					$(114,138)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Futures	$22,650	$—	$—	$22,650
Government Securities
U.S. Treasuries	—	11,288,343	—	11,288,343
Investment Companies
Exchange Traded Funds (ETFs)	15,945,749	—	—	15,945,749

Total Assets	$15,968,399	$11,288,343	$—	$27,256,742

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LEGG MASON STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Futures	$(136,788)	$—	$—	$(136,788)

Total Liabilities	$(136,788)	$—	$—	$(136,788)

Total	$15,831,611	$11,288,343	$—	$27,119,954

There were no transfers between Levels 1, 2 or 3 during the period ended June 30, 2016.

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$22,650	*

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(136,788	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Interest rate contracts	$(4,614)
Equity contracts	(4,208)

Total	$(8,822)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Interest rate contracts	$22,650
Equity contracts	(136,788)

Total	$(114,138)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $1,201,000 for five months during the period ended June 30, 2016.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LEGG MASON STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment security transactions for the period ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$47,948,372
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$21,305,098

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$590,852
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$590,852

Federal income tax cost of investments	$26,643,240

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LEGG MASON STRATEGIC ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (Cost $26,643,240)	$27,234,092
Cash	1,677,446
Cash held as collateral at broker	217,158
Receivable for securities sold	2,274,688
Receivable from Separate Accounts for Trust shares sold	94,552
Deferred offering cost	47,146
Dividends, interest and other receivables	12,294
Other assets	14,883

Total assets	31,572,259

LIABILITIES
Payable for securities purchased	2,523,431
Due to broker for futures variation margin	114,047
Distribution fees payable – Class IB	3,358
Investment management fees payable	3,013
Administrative fees payable	2,955
Payable to Separate Accounts for Trust shares redeemed	106
Trustees’ fees payable	73
Accrued expenses	30,072

Total liabilities	2,677,055

NET ASSETS	$28,895,204

Net assets were comprised of:
Paid in capital	$28,259,896
Accumulated undistributed net investment income (loss)	166,258
Accumulated undistributed net realized gain (loss) on investments and futures	(7,664)
Net unrealized appreciation (depreciation) on investments and futures	476,714

Net assets	$28,895,204

Class IB
Net asset value, offering and redemption price per share, $18,500,917 / 1,763,523 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.49

Class K
Net asset value, offering and redemption price per share, $10,394,287 / 990,000 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.50

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2016* (Unaudited)

INVESTMENT INCOME
Dividends	$217,416
Interest	15,728

Total income	233,144

EXPENSES
Investment management fees	54,786
Offering costs	25,970
Professional fees	18,765
Custodian fees	12,420
Administrative fees	9,343
Distribution fees – Class IB	7,979
Printing and mailing expenses	516
Trustees’ fees	132
Miscellaneous	410

Gross expenses	130,321
Less: Waiver from investment manager	(63,435)

Net expenses	66,886

NET INVESTMENT INCOME (LOSS)	166,258

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	1,158
Futures	(8,822)

Net realized gain (loss)	(7,664)

Change in unrealized appreciation (depreciation) on:
Investments	590,852
Futures	(114,138)

Net change in unrealized appreciation (depreciation)	476,714

NET REALIZED AND UNREALIZED GAIN (LOSS)	469,050

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$635,308

*	The Portfolio commenced operations on February 22, 2016.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LEGG MASON STRATEGIC ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

February 22, 2016* to June 30, 2016 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$166,258
Net realized gain (loss) on investments and futures	(7,664)
Net change in unrealized appreciation (depreciation) on investments and futures	476,714

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	635,308

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,767,725 shares, respectively ]	18,403,380
Capital shares repurchased [ (4,202) shares, respectively ]	(43,484)

Total Class IB transactions	18,359,896

Class K
Capital shares sold [ 990,000 shares, respectively ]	9,900,000

Total Class K transactions	9,900,000

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	28,259,896

TOTAL INCREASE (DECREASE) IN NET ASSETS	28,895,204
NET ASSETS:
Beginning of period	—

End of period (a)	$28,895,204

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$166,258

* The Portfolio commenced operations on February 22, 2016.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LEGG MASON STRATEGIC ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	February 22, 2016* to June 30, 2016 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11
Net realized and unrealized gain (loss) on investments and futures	0.38

Total from investment operations	0.49

Net asset value, end of period	$10.49

Total return (b)	4.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$18,501
Ratio of expenses to average net assets:
After waivers (a)(f)	1.11	%(j)
Before waivers (a)(f)	1.87%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.06	%(l)
Before waivers (a)(f)	2.30	%(l)
Portfolio turnover rate (z)^	124%

Class K	February 22, 2016* to June 30, 2016 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07
Net realized and unrealized gain (loss) on investments and futures	0.43

Total from investment operations	0.50

Net asset value, end of period	$10.50

Total return (b)	5.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,394
Ratio of expenses to average net assets:
After waivers (a)(f)	0.86	%(j)
Before waivers (a)(f)	1.60%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.87	%(l)
Before waivers (a)(f)	1.13	%(l)
Portfolio turnover rate (z)^	124%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.25% for Class IB and 1.00% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/LOOMIS SAYLES GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Information Technology	40.3%
Consumer Staples	16.1
Health Care	12.7
Consumer Discretionary	12.0
Financials	8.8
Industrials	5.6
Repurchase Agreements	5.4
Energy	2.6
Materials	0.8
Investment Companies	0.6
Cash and Other	(4.9)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$1,025.60	$5.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.39	5.52
Class IB
Actual	1,000.00	1,025.48	5.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.39	5.52
Class K
Actual	1,000.00	1,027.20	4.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.64	4.27

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.10%, 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (12.0%)
Hotels, Restaurants & Leisure (2.1%)
Yum! Brands, Inc.	138,693	$11,500,423

Internet & Catalog Retail (6.8%)
Amazon.com, Inc.*	50,730	36,303,403

Textiles, Apparel & Luxury Goods (3.1%)
adidas AG (ADR)	230,394	16,516,946

Total Consumer Discretionary		64,320,772

Consumer Staples (16.1%)
Beverages (11.0%)
Coca-Cola Co.	283,197	12,837,320
Monster Beverage Corp.*	223,484	35,916,114
SABMiller plc (ADR)	181,756	10,639,996

		59,393,430

Food Products (2.9%)
Danone S.A. (ADR)	1,108,517	15,707,686

Household Products (2.2%)
Procter & Gamble Co.	139,198	11,785,894

Total Consumer Staples		86,887,010

Energy (2.6%)
Energy Equipment & Services (2.6%)
Schlumberger Ltd.	174,088	13,766,879

Total Energy		13,766,879

Financials (8.8%)
Capital Markets (4.4%)
Greenhill & Co., Inc. (x)	274,833	4,424,811
SEI Investments Co.	396,252	19,063,684

		23,488,495

Consumer Finance (0.5%)
American Express Co.	49,073	2,981,676

Diversified Financial Services (3.9%)
FactSet Research Systems, Inc.	71,510	11,543,144
MSCI, Inc.	122,459	9,444,038

		20,987,182

Total Financials		47,457,353

Health Care (12.7%)
Biotechnology (1.5%)
Amgen, Inc.	51,695	7,865,394

Health Care Equipment & Supplies (3.0%)
Varian Medical Systems, Inc.*	198,796	16,346,995

Health Care Technology (2.1%)
Cerner Corp.*	190,505	11,163,593

Pharmaceuticals (6.1%)
Merck & Co., Inc.	79,298	4,568,358
Novartis AG (ADR)	133,950	11,052,215
Novo Nordisk A/S (ADR)	326,244	17,545,402

		33,165,975

Total Health Care		68,541,957

Industrials (5.6%)
Air Freight & Logistics (5.6%)
Expeditors International of Washington, Inc.	443,123	$21,730,752
United Parcel Service, Inc., Class B	77,663	8,365,858

Total Industrials		30,096,610

Information Technology (40.3%)
Communications Equipment (4.8%)
Cisco Systems, Inc.	904,663	25,954,781

Internet Software & Services (15.1%)
Alibaba Group Holding Ltd. (ADR) (x)*	295,902	23,533,086
Alphabet, Inc., Class A*	18,216	12,815,503
Alphabet, Inc., Class C*	18,253	12,632,901
Facebook, Inc., Class A*	282,989	32,339,983

		81,321,473

IT Services (4.9%)
Automatic Data Processing, Inc.	58,163	5,343,435
Visa, Inc., Class A	283,406	21,020,223

		26,363,658

Semiconductors & Semiconductor Equipment (6.9%)
Analog Devices, Inc.	28,565	1,617,921
ARM Holdings plc (ADR) (x)	330,823	15,055,755
Linear Technology Corp.	42,090	1,958,448
QUALCOMM, Inc.	338,616	18,139,659

		36,771,783

Software (8.6%)
Autodesk, Inc.*	253,712	13,735,968
Microsoft Corp.	171,678	8,784,763
Oracle Corp.	581,448	23,798,667

		46,319,398

Total Information Technology		216,731,093

Materials (0.8%)
Metals & Mining (0.8%)
Compass Minerals International, Inc. (x)	56,942	4,224,527

Total Materials		4,224,527

Total Common Stocks (98.9%) (Cost $462,581,030)		532,026,201

SHORT-TERM INVESTMENTS:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	3,341,265	3,341,265

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

Repurchase Agreements (5.4%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $4,100,051, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $4,182,001. (xx)	$4,100,000	$4,100,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $2,700,031, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $2,754,004. (xx)	2,700,000	2,700,000
HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $1,000,011, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $1,020,021. (xx)	1,000,000	1,000,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $324,550, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $331,037. (xx)	324,547	324,547
Natixis, 0.600%, dated 6/30/16, due 7/1/16, repurchase price $4,000,067, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50; total market value $4,080,068. (xx)	4,000,000	4,000,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $2,000,027, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $2,040,028. (xx)	2,000,000	2,000,000

Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $2,000,027, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $2,040,027. (xx)	$2,000,000	$2,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/6/16, repurchase price $5,000,333, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.750%, maturing 10/31/17-8/15/42; total market value $5,100,000. (xx)	5,000,000	5,000,000
RBC Capital Markets, 0.420%, dated 6/30/16, due 7/1/16, repurchase price $3,000,035, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-4.500%, maturing 8/1/26-3/1/46; total market value $3,060,000. (xx)	3,000,000	3,000,000
RBS Securities, Inc., 0.400%, dated 6/30/16, due 7/5/16, repurchase price $2,000,111, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-6.125%, maturing 2/28/17-5/15/44; total market value $2,040,039. (xx)	2,000,000	2,000,000
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $3,000,033, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $3,060,007. (xx)	3,000,000	3,000,000

Total Repurchase Agreements		29,124,547

Total Short-Term Investments (6.0%) (Cost $32,465,812)		32,465,812

Total Investments (104.9%) (Cost $495,046,842)		564,492,013
Other Assets Less Liabilities (-4.9%)		(26,133,124)

Net Assets (100%)		$538,358,889

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $28,483,710. This was secured by collateral of $29,124,547 which was received as cash and subsequently invested in short-term investments currently valued at $29,124,547, as reported in the Portfolio of Investments.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Country Diversification As a Percentage of Total Net Assets
China	4.4%
Denmark	3.3
France	2.9
Germany	3.1
Switzerland	2.0
United Kingdom	4.8
United States	84.4
Cash and Other	(4.9)

100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$64,320,772	$—	$—	$64,320,772
Consumer Staples	86,887,010	—	—	86,887,010
Energy	13,766,879	—	—	13,766,879
Financials	47,457,353	—	—	47,457,353
Health Care	68,541,957	—	—	68,541,957
Industrials	30,096,610	—	—	30,096,610
Information Technology	216,731,093	—	—	216,731,093
Materials	4,224,527	—	—	4,224,527
Short-Term Investments
Investment Companies	3,341,265	—	—	3,341,265
Repurchase Agreements	—	29,124,547	—	29,124,547

Total Assets	$535,367,466	$29,124,547	$—	$564,492,013

Total Liabilities	$—	$—	$—	$—

Total	$535,367,466	$29,124,547	$—	$564,492,013

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$4,100,000	$—	$4,100,000	$(4,100,000)	$—
Deutsche Bank AG	2,700,000	—	2,700,000	(2,700,000)	—
HSBC Securities, Inc.	1,000,000	—	1,000,000	(1,000,000)	—
Merrill Lynch PFS, Inc.	324,547	—	324,547	(324,547)	—
Natixis	8,000,000	—	8,000,000	(8,000,000)	—
Nomura Securities Co., Ltd.	5,000,000	—	5,000,000	(5,000,000)	—
RBC Capital Markets	3,000,000	—	3,000,000	(3,000,000)	—
RBS Securities, Inc.	5,000,000	—	5,000,000	(5,000,000)	—

Total	$29,124,547	$—	$29,124,547	$(29,124,547)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$10,434,066
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$17,481,996

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$85,695,921
Aggregate gross unrealized depreciation	(16,652,865)

Net unrealized appreciation	$69,043,056

Federal income tax cost of investments	$495,448,957

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $465,922,295)	$535,367,466
Repurchase Agreements (Cost $29,124,547)	29,124,547
Cash	427,000
Receivable for securities sold	2,625,572
Dividends, interest and other receivables	270,276
Receivable from Separate Accounts for Trust shares sold	209,454
Security lending income receivable	8,816
Other assets	5,948

Total assets	568,039,079

LIABILITIES
Payable on return of securities loaned	29,124,547
Investment management fees payable	316,024
Payable to Separate Accounts for Trust shares redeemed	128,596
Administrative fees payable	44,364
Distribution fees payable – Class IB	37,264
Distribution fees payable – Class IA	6,500
Trustees’ fees payable	487
Accrued expenses	22,408

Total liabilities	29,680,190

NET ASSETS	$538,358,889

Net assets were comprised of:
Paid in capital	$466,883,395
Accumulated undistributed net investment income (loss)	1,600,861
Accumulated undistributed net realized gain (loss) on investments	429,462
Net unrealized appreciation (depreciation) on investments	69,445,171

Net assets	$538,358,889

Class IA
Net asset value, offering and redemption price per share, $32,504,398 / 5,068,957 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.41

Class IB
Net asset value, offering and redemption price per share, $183,248,033 / 28,444,187 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.44

Class K
Net asset value, offering and redemption price per share, $322,606,458 / 50,258,927 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.42

(x)	Includes value of securities on loan of $28,483,710.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends	$4,021,977
Interest	2,248
Securities lending (net)	10,604

Total income	4,034,829

EXPENSES
Investment management fees	1,924,106
Administrative fees	259,448
Distribution fees – Class IB	217,014
Distribution fees – Class IA	36,107
Professional fees	27,400
Printing and mailing expenses	17,597
Custodian fees	11,949
Trustees’ fees	6,259
Miscellaneous	4,179

Gross expenses	2,504,059
Less: Waiver from investment manager	(70,091)

Net expenses	2,433,968

NET INVESTMENT INCOME (LOSS)	1,600,861

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	149,244
Net change in unrealized appreciation (depreciation) on investments	12,424,265

NET REALIZED AND UNREALIZED GAIN (LOSS)	12,573,509

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,174,370

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,600,861	$1,402,189
Net realized gain (loss) on investments	149,244	4,955,529
Net change in unrealized appreciation (depreciation) on investments	12,424,265	38,659,495

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,174,370	45,017,213

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(32,897)
Class IB	—	(209,249)
Class K	—	(1,175,220)

	—	(1,417,366)

Distributions from net realized capital gains
Class IA	—	(292,147)
Class IB	—	(1,886,011)
Class K	—	(3,204,196)

	—	(5,382,354)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(6,799,720)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 946,351 and 1,257,596 shares, respectively ]	5,750,050	7,701,559
Capital shares issued in reinvestment of dividends and distributions [ 0 and 53,534 shares, respectively ]	—	325,044
Capital shares repurchased [ (403,190) and (977,931) shares, respectively ]	(2,445,367)	(5,918,294)

Total Class IA transactions	3,304,683	2,108,309

Class IB
Capital shares sold [ 2,006,246 and 1,867,307 shares, respectively ]	12,184,532	11,557,421
Capital shares issued in reinvestment of dividends and distributions [ 0 and 343,738 shares, respectively ]	—	2,095,260
Capital shares repurchased [ (2,106,855) and (3,941,997) shares, respectively ]	(12,858,802)	(23,838,571)

Total Class IB transactions	(674,270)	(10,185,890)

Class K†
Capital shares sold [ 880,621 and 50,986,752 shares, respectively ]	5,105,741	299,790,000
Capital shares issued in reinvestment of dividends and distributions [ 0 and 718,613 shares, respectively ]	—	4,379,416
Capital shares repurchased [ (2,327,059) and 0 shares, respectively ]	(14,196,462)	—

Total Class K transactions	(9,090,721)	304,169,416

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(6,460,308)	296,091,835

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,714,062	334,309,328
NET ASSETS:
Beginning of period	530,644,827	196,335,499

End of period (a)	$538,358,889	$530,644,827

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,600,861	$—

† Class K commenced operations on February 9, 2015.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IA		2015	2014	2013	2012	2011
Net asset value, beginning of period	$6.25	$5.67	$7.61	$6.97	$6.25	$6.11

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.01	0.01	0.04	0.06	0.05
Net realized and unrealized gain (loss) on investments	0.15	0.65	0.59	1.84	0.72	0.14

Total from investment operations	0.16	0.66	0.60	1.88	0.78	0.19

Less distributions:
Dividends from net investment income	—	(0.01)	(0.01)	(0.07)	(0.06)	(0.05)
Distributions from net realized gains	—	(0.07)	(2.53)	(1.17)	—	—

Total dividends and distributions	—	(0.08)	(2.54)	(1.24)	(0.06)	(0.05)

Net asset value, end of period	$6.41	$6.25	$5.67	$7.61	$6.97	$6.25

Total return (b)	2.56%	11.58%	7.82%	27.32%	12.48%	3.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$32,504	$28,288	$23,784	$23,596	$24,281	$22,958
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10%	1.12%	1.15%	1.15%	1.15%	0.89%
After waivers and fees paid indirectly (a)(f)	1.10%	1.12%	1.15%	1.12%	1.12%	0.85%
Before waivers and fees paid indirectly (a)(f)	1.13%	1.13%	1.16%	1.15%	1.15%	0.89%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.47%	0.19%	0.11%	0.47%	0.81%	0.72%
After waivers and fees paid indirectly (a)(f)	0.47%	0.19%	0.11%	0.51%	0.84%	0.75%
Before waivers and fees paid indirectly (a)(f)	0.44%	0.19%	0.10%	0.47%	0.81%	0.72%
Portfolio turnover rate (z)^	2%	11%	39%	51%	46%	52%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IB		2015	2014	2013	2012	2011
Net asset value, beginning of period	$6.28	$5.70	$7.64	$6.99	$6.27	$6.12

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.01	0.01	0.04	0.06	0.03
Net realized and unrealized gain (loss) on investments	0.15	0.65	0.59	1.85	0.72	0.15

Total from investment operations	0.16	0.66	0.60	1.89	0.78	0.18

Less distributions:
Dividends from net investment income	—	(0.01)	(0.01)	(0.07)	(0.06)	(0.03)
Distributions from net realized gains	—	(0.07)	(2.53)	(1.17)	—	—

Total dividends and distributions	—	(0.08)	(2.54)	(1.24)	(0.06)	(0.03)

Net asset value, end of period	$6.44	$6.28	$5.70	$7.64	$6.99	$6.27

Total return (b)	2.55%	11.52%	7.79%	27.39%	12.44%	2.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$183,248	$179,251	$172,551	$180,469	$325,822	$318,200
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10%	1.12%	1.15%	1.15%	1.15%	1.14%
After waivers and fees paid indirectly (a)(f)	1.10%	1.12%	1.15%	1.12%	1.11%	1.10%
Before waivers and fees paid indirectly (a)(f)	1.13%	1.13%	1.16%	1.15%	1.15%	1.14%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.47%	0.20%	0.11%	0.51%	0.80%	0.47%
After waivers and fees paid indirectly (a)(f)	0.47%	0.20%	0.11%	0.55%	0.83%	0.50%
Before waivers and fees paid indirectly (a)(f)	0.45%	0.19%	0.10%	0.51%	0.80%	0.47%
Portfolio turnover rate (z)^	2%	11%	39%	51%	46%	52%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2016 (Unaudited)	February 9, 2015* to December 31, 2015
Net asset value, beginning of period	$6.25	$5.71

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	0.03
Net realized and unrealized gain (loss) on investments	0.15	0.60

Total from investment operations	0.17	0.63

Less distributions:
Dividends from net investment income	—	(0.02)
Distributions from net realized gains	—	(0.07)

Total dividends and distributions	—	(0.09)

Net asset value, end of period	$6.42	$6.25

Total return (b)	2.72%	11.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$322,606	$323,106
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%	0.86%
After waivers and fees paid indirectly (a)(f)	0.85%	0.86%
Before waivers and fees paid indirectly (a)(f)	0.88%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.72%	0.48	%(l)
After waivers and fees paid indirectly (a)(f)	0.72%	0.48	%(l)
Before waivers and fees paid indirectly (a)(f)	0.70%	0.47	%(l)
Portfolio turnover rate (z)^	2%	11%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/LORD ABBETT MICRO CAP PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Health Care	22.9%
Information Technology	22.8
Financials	16.1
Repurchase Agreements	14.8
Consumer Discretionary	14.2
Industrials	11.6
Materials	2.6
Consumer Staples	2.4
Energy	2.4
Investment Companies	1.6
Telecommunication Services	1.3
Utilities	0.8
Cash and Other	(13.5)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IB
Actual	$1,000.00	$949.72	$6.30
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.40	6.52
Class K
Actual	1,000.00	949.83	5.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.64	5.27

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.30% and 1.05%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (14.2%)
Auto Components (1.5%)
Fox Factory Holding Corp.*	39,738	$690,249
Horizon Global Corp.*	3,163	35,900
Modine Manufacturing Co.*	8,177	71,958
Motorcar Parts of America, Inc.*	3,179	86,405
Shiloh Industries, Inc.*	1,511	11,015
Spartan Motors, Inc.	5,768	36,108
Stoneridge, Inc.*	32,078	479,245
Strattec Security Corp.	585	23,851
Superior Industries International, Inc.	4,353	116,573
Tower International, Inc.	3,566	73,388
Unique Fabricating, Inc. (x)	1,146	15,345
Workhorse Group, Inc. (x)*	1,974	13,522

		1,653,559

Automobiles (0.1%)
Winnebago Industries, Inc.	4,653	106,647

Distributors (0.1%)
AMCON Distributing Co.	60	5,220
Educational Development Corp.	539	6,258
Fenix Parts, Inc.*	2,892	11,366
VOXX International Corp.*	3,493	9,745
Weyco Group, Inc.	1,132	31,447

		64,036

Diversified Consumer Services (0.5%)
American Public Education, Inc.*	2,692	75,645
Ascent Capital Group, Inc., Class A*	1,773	27,287
Bridgepoint Education, Inc.*	3,108	22,502
Cambium Learning Group, Inc.*	2,305	10,396
Career Education Corp.*	11,616	69,115
Carriage Services, Inc.	2,563	60,692
Chegg, Inc. (x)*	13,973	69,865
Collectors Universe, Inc.	1,298	25,636
ITT Educational Services, Inc. (x)*	3,424	6,574
K12, Inc.*	5,864	73,241
Liberty Tax, Inc.	1,185	15,784
Lincoln Educational Services Corp.*	4,132	6,198
National American University Holdings, Inc.	1,544	3,057
Strayer Education, Inc.*	1,833	90,055
Universal Technical Institute, Inc.	3,742	8,457

		564,504

Hotels, Restaurants & Leisure (3.5%)
Ark Restaurants Corp.	329	7,343
Biglari Holdings, Inc.*	180	72,601
Bravo Brio Restaurant Group, Inc.*	2,462	20,164
Canterbury Park Holding Corp.	304	3,347
Carrols Restaurant Group, Inc.*	5,972	71,067
Century Casinos, Inc.*	3,738	23,288
Chuy’s Holdings, Inc.*	21,159	732,313
Del Frisco’s Restaurant Group, Inc.*	4,125	59,070

Del Taco Restaurants, Inc.*	4,030	$36,673
Denny’s Corp.*	13,174	141,357
Diversified Restaurant Holdings, Inc.*	2,247	3,415
Dover Downs Gaming & Entertainment, Inc.*	3,148	3,337
Dover Motorsports, Inc.	2,635	5,718
El Pollo Loco Holdings, Inc.*	3,544	46,072
Eldorado Resorts, Inc.*	4,978	75,641
Empire Resorts, Inc. (x)*	578	9,132
Famous Dave’s of America, Inc.*	736	3,702
Flanigan’s Enterprises, Inc.	129	2,668
Fogo De Chao, Inc.*	854	11,153
Full House Resorts, Inc.*	3,119	6,300
Gaming Partners International Corp.*	602	5,599
Golden Entertainment, Inc. (x)	1,821	21,287
Good Times Restaurants, Inc. (x)*	1,900	6,631
Habit Restaurants, Inc., Class A*	2,347	38,444
Ignite Restaurant Group, Inc.*	1,299	2,026
Intrawest Resorts Holdings, Inc.*	2,795	36,279
Isle of Capri Casinos, Inc.*	4,344	79,582
J Alexander’s Holdings, Inc.*	2,328	23,117
Jamba, Inc. (x)*	2,238	23,029
Kona Grill, Inc. (x)*	1,461	15,662
Lindblad Expeditions Holdings, Inc.*	2,559	24,643
Luby’s, Inc.*	3,422	17,178
Marcus Corp.	3,222	67,984
Monarch Casino & Resort, Inc.*	1,849	40,623
Morgans Hotel Group Co.*	4,842	10,362
Nathan’s Famous, Inc.*	527	23,451
Nevada Gold & Casinos, Inc.*	1,505	2,905
Noodles & Co. (x)*	1,877	18,357
ONE Group Hospitality, Inc.*	552	1,441
Papa Murphy’s Holdings, Inc.*	2,064	13,695
Peak Resorts, Inc.	2,080	9,485
Planet Fitness, Inc., Class A (x)*	26,295	496,450
Potbelly Corp.*	4,148	52,016
Rave Restaurant Group, Inc. (x)*	1,090	4,360
RCI Hospitality Holdings, Inc.	1,635	16,661
Red Lion Hotels Corp.*	2,473	17,954
Ruby Tuesday, Inc.*	10,319	37,252
Ruth’s Hospitality Group, Inc.	23,959	382,146
Shake Shack, Inc., Class A (x)*	8,031	292,569
Town Sports International Holdings, Inc.*	2,168	5,897
Zoe’s Kitchen, Inc.*	24,056	872,511

		3,993,957

Household Durables (3.0%)
Bassett Furniture Industries, Inc.	1,783	42,685
Beazer Homes USA, Inc.*	5,475	42,431
Century Communities, Inc.*	2,654	46,020
CSS Industries, Inc.	1,481	39,706
Dixie Group, Inc.*	2,651	9,437
Flexsteel Industries, Inc.	1,124	44,533
Green Brick Partners, Inc. (x)*	4,044	29,400
Hooker Furniture Corp.	1,967	42,271
Hovnanian Enterprises, Inc., Class A (x)*	21,263	35,722

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

iRobot Corp.*	12,942	$454,005
LGI Homes, Inc. (x)*	35,296	1,127,354
Libbey, Inc.	3,812	60,573
Lifetime Brands, Inc.	1,920	28,013
M/I Homes, Inc.*	4,116	77,504
NACCO Industries, Inc., Class A	673	37,688
New Home Co., Inc.*	2,220	21,179
P&F Industries, Inc., Class A	336	3,142
Skullcandy, Inc.*	4,138	25,407
Skyline Corp.*	1,210	11,374
Stanley Furniture Co., Inc.*	1,606	3,935
Turtle Beach Corp.*	2,025	1,964
UCP, Inc., Class A*	1,412	11,324
Universal Electronics, Inc.*	15,583	1,126,339
Vuzix Corp. (x)*	2,183	16,482
WCI Communities, Inc.*	3,773	63,764
ZAGG, Inc.*	4,797	25,184

		3,427,436

Internet & Catalog Retail (1.9%)
1-800-Flowers.com, Inc., Class A*	4,509	40,671
Blue Nile, Inc.	1,900	52,022
CafePress, Inc.*	1,105	3,426
Duluth Holdings, Inc., Class B (x)*	33,752	825,574
Etsy, Inc.*	47,988	460,205
EVINE Live, Inc.*	8,256	13,622
FTD Cos., Inc.*	3,028	75,579
Gaiam, Inc., Class A*	2,352	18,204
JRjr33, Inc.*	2,349	2,114
Nutrisystem, Inc.	5,058	128,271
Overstock.com, Inc.*	2,292	36,924
PetMed Express, Inc.	27,539	516,632
U.S. Auto Parts Network, Inc.*	2,480	9,796

		2,183,040

Leisure Products (0.3%)
Arctic Cat, Inc. (x)	2,277	38,709
Black Diamond, Inc.*	3,562	14,747
Escalade, Inc.	1,832	18,760
JAKKS Pacific, Inc. (x)*	2,733	21,618
Johnson Outdoors, Inc., Class A	822	21,126
Malibu Boats, Inc., Class A*	3,140	37,931
Marine Products Corp.	1,870	15,820
MCBC Holdings, Inc.	1,345	14,862
Nautilus, Inc.*	5,323	94,962
Performance Sports Group Ltd. (x)*	6,633	19,899

		298,434

Media (0.8%)
AH Belo Corp., Class A	3,157	15,785
Ballantyne Strong, Inc.*	1,928	10,084
Beasley Broadcast Group, Inc., Class A	480	2,021
Carmike Cinemas, Inc.*	4,183	125,992
Central European Media Enterprises Ltd., Class A*	13,228	27,911
Daily Journal Corp.*	193	45,739
Entercom Communications Corp., Class A	4,497	61,024

Entravision Communications Corp., Class A	32,792	$220,362
Harte-Hanks, Inc.	7,867	12,509
Hemisphere Media Group, Inc. (x)*	1,138	13,429
Lee Enterprises, Inc.*	9,087	17,356
McClatchy Co., Class A*	934	13,661
New Media Investment Group, Inc.	6,744	121,864
Radio One, Inc., Class D*	4,244	13,538
ReachLocal, Inc.*	2,331	10,606
Reading International, Inc., Class A*	2,931	36,608
Saga Communications, Inc., Class A	634	25,068
Salem Media Group, Inc.	1,868	13,487
Sizmek, Inc.*	3,817	8,741
Townsquare Media, Inc., Class A*	1,497	11,811
tronc, Inc.	4,629	63,880
Xcel Brands, Inc.*	812	4,084
You On Demand Holdings, Inc. (x)*	2,860	4,662

		880,222

Multiline Retail (0.9%)
Bon-Ton Stores, Inc.	2,748	3,875
Fred’s, Inc., Class A	6,138	98,883
Gordmans Stores, Inc.*	1,522	1,963
Ollie’s Bargain Outlet Holdings, Inc. (x)*	34,796	866,073
Tuesday Morning Corp.*	7,815	54,861

		1,025,655

Specialty Retail (0.9%)
America’s Car-Mart, Inc. (x)*	1,375	38,830
Barnes & Noble Education, Inc.*	6,955	70,593
Big 5 Sporting Goods Corp.	3,082	28,570
Boot Barn Holdings, Inc. (x)*	2,321	20,007
Build-A-Bear Workshop, Inc.*	2,358	31,644
Christopher & Banks Corp.*	6,024	13,193
Citi Trends, Inc.	2,505	38,903
Conn’s, Inc. (x)*	3,524	26,500
Container Store Group, Inc.*	2,778	14,862
Destination Maternity Corp. (x)	2,059	12,107
Destination XL Group, Inc.*	6,316	28,864
Francesca’s Holdings Corp.*	7,015	77,516
Haverty Furniture Cos., Inc.	3,412	61,518
hhgregg, Inc. (x)*	1,940	3,434
Kirkland’s, Inc.*	2,568	37,698
Lumber Liquidators Holdings, Inc. (x)*	4,575	70,547
MarineMax, Inc.*	4,292	72,835
New York & Co., Inc.*	4,876	7,265
Perfumania Holdings, Inc.*	980	2,372
Pier 1 Imports, Inc. (x)	14,061	72,274
Sears Hometown and Outlet Stores, Inc.*	1,966	13,251
Shoe Carnival, Inc.	2,487	62,324
Sportsman’s Warehouse Holdings, Inc.*	4,483	36,133
Stage Stores, Inc. (x)	4,444	21,687

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Stein Mart, Inc.	5,416	$41,812
Tandy Leather Factory, Inc.*	1,022	7,266
Tilly’s, Inc., Class A*	2,015	11,667
Trans World Entertainment Corp.*	1,507	5,651
West Marine, Inc.*	3,211	26,940
Winmark Corp.	391	38,971
Zumiez, Inc.*	3,137	44,890

		1,040,124

Textiles, Apparel & Luxury Goods (0.7%)
Cherokee, Inc.*	1,407	15,632
Crown Crafts, Inc.	1,441	13,632
Culp, Inc.	1,871	51,696
Delta Apparel, Inc.*	1,220	27,511
Iconix Brand Group, Inc. (x)*	7,431	50,233
Lakeland Industries, Inc.*	1,084	9,398
Movado Group, Inc.	2,669	57,864
Perry Ellis International, Inc.*	2,186	43,982
Rocky Brands, Inc.	1,147	13,099
Sequential Brands Group, Inc.*	6,823	54,447
Superior Uniform Group, Inc.	1,397	26,669
Unifi, Inc.*	2,722	74,120
Vera Bradley, Inc.*	25,886	366,805
Vince Holding Corp.*	3,760	20,605

		825,693

Total Consumer Discretionary		16,063,307

Consumer Staples (2.4%)
Beverages (0.1%)
Craft Brew Alliance, Inc.*	2,188	25,206
MGP Ingredients, Inc.	2,177	83,227
Primo Water Corp.*	3,662	43,248
Reed’s, Inc.*	1,792	4,426
Willamette Valley Vineyards, Inc.*	686	5,755

		161,862

Food & Staples Retailing (0.1%)
Chefs’ Warehouse, Inc.*	3,360	53,760
Natural Grocers by Vitamin Cottage, Inc. (x)*	1,580	20,619
Village Super Market, Inc., Class A	1,265	36,546

		110,925

Food Products (1.8%)
Alico, Inc.	567	17,152
Amplify Snack Brands, Inc. (x)*	38,854	573,096
Arcadia Biosciences, Inc. (x)*	2,204	5,708
Bridgford Foods Corp.*	259	3,279
Calavo Growers, Inc.	15,487	1,037,629
Farmer Brothers Co.*	1,405	45,044
Freshpet, Inc. (x)*	3,886	36,256
Golden Enterprises, Inc.	729	5,256
Inventure Foods, Inc.*	3,302	25,789
John B. Sanfilippo & Son, Inc.	1,478	63,007
Landec Corp.*	4,643	49,959
Lifeway Foods, Inc.*	858	8,297
Limoneira Co. (x)	2,040	35,945
Omega Protein Corp.*	3,796	75,882
Rocky Mountain Chocolate Factory, Inc.	780	7,917

S&W Seed Co. (x)*	2,431	$10,599
Seneca Foods Corp., Class A*	1,160	42,004

		2,042,819

Household Products (0.1%)
Oil-Dri Corp. of America	866	29,903
Orchids Paper Products Co.	1,566	55,703

		85,606

Personal Products (0.3%)
DS Healthcare Group, Inc. (b)(x)*†	2,078	1,303
Elizabeth Arden, Inc.*	4,160	57,242
Female Health Co.*	4,747	5,981
Lifevantage Corp.*	2,387	32,463
Mannatech, Inc.*	359	7,266
Medifast, Inc.	1,813	60,319
Natural Alternatives International, Inc.*	707	7,805
Natural Health Trends Corp. (x)	1,290	36,365
Nature’s Sunshine Products, Inc.	1,495	14,247
Nutraceutical International Corp.*	1,430	33,105
Synutra International, Inc.*	3,700	14,097
United-Guardian, Inc.	553	8,887

		279,080

Tobacco (0.0%)
Alliance One International, Inc.*	1,383	21,298
Turning Point Brands, Inc.*	1,041	10,691

		31,989

Total Consumer Staples		2,712,281

Energy (2.4%)
Energy Equipment & Services (0.9%)
Aspen Aerogels, Inc.*	2,925	14,537
Basic Energy Services, Inc. (x)*	7,286	12,241
Bristow Group, Inc.	5,834	66,566
CARBO Ceramics, Inc. (x)	3,379	44,265
Dawson Geophysical Co.*	3,494	28,476
Eco-Stim Energy Solutions, Inc.*	1,338	3,880
ENGlobal Corp.*	3,027	3,632
Ensite Power, Inc. (b)*†	1,815	23
Era Group, Inc.*	3,360	31,584
Exterran Corp.*	5,497	70,637
Geospace Technologies Corp.*	2,267	37,111
Gulf Island Fabrication, Inc.	2,330	16,170
Gulfmark Offshore, Inc., Class A*	3,465	10,845
Hornbeck Offshore Services, Inc.*	5,639	47,029
Independence Contract Drilling, Inc.*	5,207	28,274
ION Geophysical Corp.*	1,610	10,030
Matrix Service Co.*	4,626	76,283
Mitcham Industries, Inc.*	1,968	7,380
Natural Gas Services Group, Inc.*	2,143	49,075
Newpark Resources, Inc.*	14,396	83,353
Nordic American Offshore Ltd.	2,475	11,657
North Atlantic Drilling Ltd.*	1,290	8,695
Parker Drilling Co.*	20,977	48,037
PHI, Inc. (Non-Voting)*	2,043	36,529
Pioneer Energy Services Corp.*	11,075	50,945
Profire Energy, Inc.*	3,039	3,373
RigNet, Inc.*	2,203	29,498

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares		Value (Note 1)

Synthesis Energy Systems, Inc. (x)*	11,834		$12,426
Tesco Corp.	6,803		45,512
TETRA Technologies, Inc.*	13,711		87,339
Tidewater, Inc.	8,220		36,250
Willbros Group, Inc. (x)*	7,517		19,018

			1,030,670

Oil, Gas & Consumable Fuels (1.5%)
Abraxas Petroleum Corp.*	21,586		24,392
Adams Resources & Energy, Inc.	366		14,091
Aemetis, Inc.*	2,331		5,315
Approach Resources, Inc. (x)*	6,421		13,484
Ardmore Shipping Corp.	3,793		25,679
Bill Barrett Corp.*	8,523		54,462
Bonanza Creek Energy, Inc. (x)*	8,687		17,461
Clayton Williams Energy, Inc.*	1,038		28,504
Clean Energy Fuels Corp.*	15,228		52,841
Cloud Peak Energy, Inc.*	10,500		21,630
Contango Oil & Gas Co.*	3,099		37,932
DHT Holdings, Inc.	15,928		80,118
Earthstone Energy, Inc.*	231		2,490
Energy Fuels, Inc.*	8,368		18,995
Evolution Petroleum Corp.	4,304		23,543
EXCO Resources, Inc.*	24,414		31,738
GasLog Ltd. (x)	46,754		606,867
Gastar Exploration, Inc.*	20,849		22,934
Hallador Energy Co.	2,298		10,617
Isramco, Inc.*	120		9,870
Jones Energy, Inc., Class A*	5,351		22,046
Midstates Petroleum Co., Inc.*	—	@	—
Navios Maritime Acquisition Corp.	13,456		21,126
Northern Oil and Gas, Inc. (x)*	8,168		37,736
Pacific Ethanol, Inc. (x)*	4,902		26,716
Panhandle Oil and Gas, Inc., Class A	2,657		44,292
PetroQuest Energy, Inc.*	2,627		8,748
PrimeEnergy Corp.*	101		6,085
Renewable Energy Group, Inc.*	7,527		66,463
Resolute Energy Corp.*	—	@	1
REX American Resources Corp.*	983		58,813
Ring Energy, Inc.*	6,227		54,922
Sanchez Energy Corp. (x)*	9,339		65,933
Teekay Tankers Ltd., Class A	20,213		60,235
VAALCO Energy, Inc.*	9,976		10,575
Vertex Energy, Inc. (x)*	3,396		4,517
W&T Offshore, Inc. (x)*	5,970		13,850
Westmoreland Coal Co.*	3,199		30,455
Zion Oil & Gas, Inc.*	5,852		8,134

			1,643,610

Total Energy			2,674,280

Financials (16.1%)
Banks (7.4%)
1st Century Bancshares, Inc.*	1,425		15,989
1st Constitution Bancorp*	1,081		12,994
Access National Corp.	1,431		27,919
ACNB Corp. (x)	1,045		26,240
Allegiance Bancshares, Inc.*	1,917		47,695

American National Bankshares, Inc.	1,433		$36,083
American River Bankshares/California*	1,144		11,612
AmeriServ Financial, Inc.	3,222		9,730
Ames National Corp.	1,531		41,061
Anchor Bancorp, Inc.*	144		3,403
Arrow Financial Corp.	1,921		58,187
Atlantic Capital Bancshares, Inc. (x)*	3,007		43,481
Auburn National Bancorporation, Inc.	422		12,023
Avenue Financial Holdings, Inc. (x)*	1,450		28,493
Bancorp of New Jersey, Inc.	719		8,391
Bancorp, Inc.*	6,114		36,806
Bank of Commerce Holdings	2,315		15,279
Bank of Marin Bancorp/California	1,041		50,353
Bank of South Carolina Corp.	671		10,629
Bank of the James Financial Group, Inc.	834		10,225
Bankwell Financial Group, Inc. (x)	1,010		22,281
Bar Harbor Bankshares	1,034		36,293
Bay Bancorp, Inc.*	1,389		7,042
BCB Bancorp, Inc.	1,652		16,916
Blue Hills Bancorp, Inc.	4,324		63,822
BNC Bancorp	—	@	9
Bridge Bancorp, Inc.	2,911		82,672
Bryn Mawr Bank Corp.	2,899		84,651
BSB Bancorp, Inc./Massachusetts*	1,418		32,118
C&F Financial Corp. (x)	546		24,439
C1 Financial, Inc.*	1,294		30,189
California First National Bancorp	413		6,100
Camden National Corp.	1,770		74,340
Capital City Bank Group, Inc.	1,924		26,782
Cardinal Financial Corp.	20,566		451,218
Carolina Bank Holdings, Inc.*	697		12,184
Carolina Financial Corp.	1,783		33,306
Cascade Bancorp*	5,543		30,708
CB Financial Services, Inc.	665		14,165
CenterState Banks, Inc.	8,076		127,197
Central Valley Community Bancorp	1,535		21,490
Centrue Financial Corp.*	255		4,437
Century Bancorp, Inc./Massachusetts, Class A	526		22,266
Chemung Financial Corp. (x)	553		16,231
Citizens & Northern Corp.	2,038		41,208
Citizens Holding Co.	681		14,934
Civista Bancshares, Inc.	1,357		17,777
CNB Financial Corp./Pennsylvania	2,419		43,058
CoBiz Financial, Inc.	6,486		75,886
Codorus Valley Bancorp, Inc.	1,357		27,642
Colony Bankcorp, Inc.*	1,056		10,043
Commerce Union Bancshares, Inc.	700		10,829
Community Bankers Trust Corp.*	3,773		19,544

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Community Financial Corp.	672	$14,878
Community Trust Bancorp, Inc.	2,649	91,814
Community West Bancshares	1,141	8,364
CommunityOne Bancorp*	2,215	27,998
ConnectOne Bancorp, Inc.	4,950	77,666
Cordia Bancorp, Inc.*	803	4,047
County Bancorp, Inc. (x)	842	17,362
CU Bancorp*	2,847	64,712
Customers Bancorp, Inc.*	4,249	106,777
DNB Financial Corp.	412	9,723
Eastern Virginia Bankshares, Inc.	2,025	15,289
Emclaire Financial Corp. (x)	231	5,530
Enterprise Bancorp, Inc./Massachusetts (x)	1,465	35,145
Enterprise Financial Services Corp.	3,345	93,292
Equity Bancshares, Inc., Class A*	887	19,638
Evans Bancorp, Inc.	724	17,839
Farmers Capital Bank Corp.	1,291	35,309
Farmers National Banc Corp.	4,338	38,174
Fauquier Bankshares, Inc. (x)	674	9,793
Fidelity Southern Corp.	3,613	56,616
Financial Institutions, Inc.	2,415	62,959
First Bancorp, Inc./Maine	1,748	37,652
First Bancorp/North Carolina	3,437	60,422
First Bancshares, Inc./Massachusetts	864	14,921
First Bank/New Jersey*	1,261	8,751
First Busey Corp.	5,389	115,271
First Business Financial Services, Inc.	1,433	33,633
First Community Bancshares, Inc./Virginia	2,721	61,059
First Community Corp./South Carolina	1,103	15,431
First Community Financial Partners, Inc.*	1,250	11,000
First Connecticut Bancorp, Inc./Connecticut	2,422	40,108
First Financial Corp./Indiana	1,739	63,682
First Financial Northwest, Inc.	1,635	21,713
First Foundation, Inc.*	2,296	49,364
First Guaranty Bancshares, Inc.	329	5,264
First Internet Bancorp	914	21,771
First Mid-Illinois Bancshares, Inc. (x)	1,005	25,125
First NBC Bank Holding Co.*	2,733	45,887
First Northwest Bancorp (x)*	1,987	25,314
First of Long Island Corp.	2,478	71,044
First South Bancorp, Inc./North Carolina	1,563	14,598
First United Corp.*	1,031	10,145
Flushing Financial Corp.	4,839	96,199
Franklin Financial Network, Inc.*	1,638	51,368
German American Bancorp, Inc.	2,475	79,126
Great Southern Bancorp, Inc.	1,869	69,097
Green Bancorp, Inc.*	3,620	31,566
Guaranty Bancorp	2,631	43,938
Hampton Roads Bankshares, Inc.*	5,910	10,579
Hanmi Financial Corp.	5,469	128,467
Hawthorn Bancshares, Inc.	842	11,617

Heritage Commerce Corp.	4,569	$48,112
Heritage Financial Corp./Washington	5,139	90,344
Heritage Oaks Bancorp	4,210	33,427
HomeTrust Bancshares, Inc.*	2,899	53,632
Horizon Bancorp/Indiana	1,960	49,274
Howard Bancorp, Inc.*	1,092	14,196
Independent Bank Corp./Michigan	3,491	50,654
Independent Bank Group, Inc.	1,935	83,031
Investar Holding Corp.	1,184	18,210
Lakeland Bancorp, Inc.	6,755	76,872
Lakeland Financial Corp.	2,798	131,534
Landmark Bancorp, Inc./Kansas	532	13,476
LCNB Corp.	1,543	24,379
Live Oak Bancshares, Inc.	3,385	47,762
Macatawa Bank Corp.	4,625	34,318
Mackinac Financial Corp.	792	8,720
MainSource Financial Group, Inc.	4,015	88,531
MBT Financial Corp.	3,137	25,096
Melrose Bancorp, Inc.*	450	6,651
Mercantile Bank Corp.	2,774	66,188
Merchants Bancshares, Inc./Vermont	1,008	30,724
Mid Penn Bancorp, Inc.	215	3,421
Middleburg Financial Corp. (x)	794	21,597
Middlefield Banc Corp.	108	3,419
Midland States Bancorp, Inc. (x)*	648	14,055
MidSouth Bancorp, Inc.	1,483	14,889
MidWestOne Financial Group, Inc.	1,444	41,241
MutualFirst Financial, Inc. (x)	967	26,447
National Bankshares, Inc./Virginia (x)	1,188	41,485
National Commerce Corp.*	1,488	34,700
Nicolet Bankshares, Inc.*	1,327	50,532
Northrim BanCorp, Inc.	1,183	31,101
Norwood Financial Corp.	498	13,944
Oak Valley Bancorp	1,186	11,564
OFG Bancorp	7,512	62,350
Ohio Valley Banc Corp.	652	14,253
Old Line Bancshares, Inc.	1,470	26,460
Old Point Financial Corp.	642	12,314
Old Second Bancorp, Inc.	5,018	34,273
Orrstown Financial Services, Inc.	1,297	23,411
Pacific Continental Corp.	3,329	52,299
Pacific Mercantile Bancorp*	2,706	19,213
Pacific Premier Bancorp, Inc.*	4,728	113,472
Park Sterling Corp.	9,013	63,902
Parke Bancorp, Inc.	825	10,659
Patriot National Bancorp, Inc.*	124	1,590
Peapack-Gladstone Financial Corp.	2,745	50,810
Penns Woods Bancorp, Inc. (x)	810	34,012
Peoples Bancorp of North Carolina, Inc.	781	15,315
Peoples Bancorp, Inc./Ohio	2,814	61,317
Peoples Financial Corp./Mississippi*	571	5,881
Peoples Financial Services Corp.	1,201	47,007
People’s Utah Bancorp	2,270	37,682
Plumas Bancorp*	699	6,298

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Porter Bancorp, Inc.*	1,405	$2,136
Preferred Bank/California	2,117	61,128
Premier Financial Bancorp, Inc. (x)	1,489	25,090
QCR Holdings, Inc.	2,081	56,582
Republic Bancorp, Inc./Kentucky, Class A	1,676	46,308
Republic First Bancorp, Inc. (x)*	5,907	25,459
Royal Bancshares of Pennsylvania, Inc., Class A*	3,393	7,668
Salisbury Bancorp, Inc.	409	12,180
Sandy Spring Bancorp, Inc.	4,087	118,768
SB Financial Group, Inc.	759	8,250
Seacoast Banking Corp. of Florida*	5,176	84,058
Select Bancorp, Inc.*	1,537	12,419
ServisFirst Bancshares, Inc.	7,226	356,892
Shore Bancshares, Inc.	2,195	25,791
Sierra Bancorp	2,033	33,931
SmartFinancial, Inc.*	600	9,216
Southern First Bancshares, Inc.*	1,012	24,389
Southern National Bancorp of Virginia, Inc. (x)	1,990	24,179
Southside Bancshares, Inc.	4,261	131,750
Southwest Bancorp, Inc./Oklahoma	3,167	53,617
Southwest Georgia Financial Corp.	323	4,722
State Bank Financial Corp.	6,094	124,013
Stewardship Financial Corp.	932	6,002
Stock Yards Bancorp, Inc.	3,703	104,522
Stonegate Bank	2,010	64,863
Suffolk Bancorp	2,003	62,714
Summit Financial Group, Inc. (x)	1,453	25,428
Summit State Bank	263	3,519
Sun Bancorp, Inc./New Jersey*	1,872	38,676
Sunshine Bancorp, Inc.*	835	11,824
Sussex Bancorp	678	9,058
TriCo Bancshares	3,570	98,532
TriState Capital Holdings, Inc.*	3,825	52,517
Triumph Bancorp, Inc.*	2,703	43,248
Two River Bancorp	1,176	12,771
Union Bankshares, Inc./Vermont (x)	684	24,870
United Bancorp, Inc./Ohio	833	8,138
United Bancshares, Inc./Ohio	594	10,573
United Security Bancshares, Inc./Alabama	946	8,419
United Security Bancshares/California*	2,061	13,233
Unity Bancorp, Inc.	1,044	13,269
Univest Corp. of Pennsylvania	3,288	69,114
Veritex Holdings, Inc.*	1,464	23,453
Washington Trust Bancorp, Inc.	2,588	98,137
WashingtonFirst Bankshares, Inc.	1,415	30,578
Wellesley Bank	292	5,928
West Bancorp, Inc.	2,770	51,494
Westbury Bancorp, Inc.*	666	12,987
Xenith Bankshares, Inc.*	1,574	12,513
Your Community Bankshares, Inc. (x)	842	31,289

		8,287,666

Capital Markets (0.7%)
Actua Corp.*	6,252	$56,456
Arlington Asset Investment Corp., Class A (x)	3,613	47,005
Ashford, Inc.*	161	8,050
B. Riley Financial, Inc. (x)	1,329	12,732
Cowen Group, Inc., Class A (x)*	17,770	52,599
Diamond Hill Investment Group, Inc.	528	99,486
FBR & Co.	1,095	16,348
Fifth Street Asset Management, Inc.	1,102	4,452
FXCM, Inc., Class A (x)*	962	8,321
Hennessy Advisors, Inc. (x)	505	16,902
INTL FCStone, Inc.*	2,627	71,691
Ladenburg Thalmann Financial Services, Inc.*	17,604	41,546
Manning & Napier, Inc. (x)	2,610	24,795
Medley Management, Inc., Class A	1,030	6,056
National Holdings Corp.*	1,628	4,884
Oppenheimer Holdings, Inc., Class A	1,701	26,298
PJT Partners, Inc., Class A (x)	3,080	70,840
Pzena Investment Management, Inc., Class A	2,558	19,466
Safeguard Scientifics, Inc.*	3,508	43,815
Silvercrest Asset Management Group, Inc., Class A (x)	1,236	15,129
Walter Investment Management Corp. (x)*	3,284	9,064
Westwood Holdings Group, Inc.	1,388	71,898
ZAIS Group Holdings, Inc.*	628	1,765

		729,598

Consumer Finance (0.2%)
Asta Funding, Inc.*	647	6,839
Atlanticus Holdings Corp.*	1,038	3,020
Consumer Portfolio Services, Inc.*	3,324	12,531
Emergent Capital, Inc.*	3,467	11,649
Enova International, Inc.*	4,620	34,003
EZCORP, Inc., Class A*	8,795	66,490
First Marblehead Corp.*	1,222	5,939
Nicholas Financial, Inc.*	1,342	13,796
Regional Management Corp.*	1,836	26,916
World Acceptance Corp.*	1,051	47,926

		229,109

Diversified Financial Services (0.2%)
A-Mark Precious Metals, Inc.	660	10,679
BBX Capital Corp., Class A*	536	8,238
GAIN Capital Holdings, Inc.	6,478	40,941
GWG Holdings, Inc.*	178	1,335
Marlin Business Services Corp.	1,422	23,179
NewStar Financial, Inc.*	4,245	35,743
On Deck Capital, Inc. (x)*	8,341	42,956
PICO Holdings, Inc.*	3,744	35,418
Resource America, Inc., Class A	2,061	20,033
TheStreet, Inc.	5,877	6,641
Tiptree Financial, Inc., Class A	4,924	26,983
Value Line, Inc.	183	2,992

		255,138

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Insurance (0.9%)
1347 Property Insurance Holdings, Inc.*	814	$5,201
American Independence Corp.*	146	3,581
Atlantic American Corp.	932	3,504
Atlas Financial Holdings, Inc.*	1,874	32,270
Baldwin & Lyons, Inc., Class B	1,576	38,864
Blue Capital Reinsurance Holdings Ltd.	1,035	19,158
Citizens, Inc./Texas (x)*	8,087	61,461
Conifer Holdings, Inc.*	777	5,392
Crawford & Co., Class B	2,099	17,821
Donegal Group, Inc., Class A	1,456	24,009
eHealth, Inc.*	3,137	43,981
EMC Insurance Group, Inc.	1,454	40,305
Federated National Holding Co.	2,201	41,907
First Acceptance Corp.*	2,694	3,772
Hallmark Financial Services, Inc.*	2,442	28,303
HCI Group, Inc.	1,502	40,975
Health Insurance Innovations, Inc., Class A*	1,151	4,523
Heritage Insurance Holdings, Inc.	4,636	55,493
Independence Holding Co.	1,239	22,265
Investors Title Co.	251	23,908
Kingstone Cos., Inc.	995	8,806
National Interstate Corp.	1,307	39,537
National Security Group, Inc.	286	5,182
Oxbridge Reinsurance Holdings Ltd.	718	3,647
Patriot National, Inc. (x)*	1,898	15,526
State National Cos., Inc.	5,320	56,020
Stewart Information Services Corp.	3,675	152,182
Trupanion, Inc. (x)*	2,531	33,536
Unico American Corp.*	362	4,004
United Insurance Holdings Corp.	2,993	49,025
Universal Insurance Holdings, Inc. (x)	5,676	105,460
WMIH Corp. (x)*	35,222	78,193

		1,067,811

Real Estate Investment Trusts (REITs) (3.7%)
AG Mortgage Investment Trust, Inc. (REIT)	4,908	70,872
American Farmland Co. (REIT)	2,830	17,093
Anworth Mortgage Asset Corp. (REIT)	16,709	78,532
Apollo Residential Mortgage, Inc. (REIT)	5,527	74,062
Ares Commercial Real Estate Corp. (REIT)	4,690	57,640
Armada Hoffler Properties, Inc. (REIT)	5,462	75,048
Ashford Hospitality Prime, Inc. (REIT)	4,481	63,361
Ashford Hospitality Trust, Inc. (REIT)	13,557	72,801
Bluerock Residential Growth REIT, Inc. (REIT)	3,288	42,744
BRT Realty Trust (REIT)*	1,483	10,603
CareTrust REIT, Inc. (REIT)	10,059	138,613
CatchMark Timber Trust, Inc. (REIT), Class A	6,805	83,157

Cedar Realty Trust, Inc. (REIT)	14,434	$107,245
Cherry Hill Mortgage Investment Corp. (REIT)	1,189	18,513
City Office REIT, Inc. (REIT) (x)	3,299	42,821
Community Healthcare Trust, Inc. (REIT)	2,229	47,121
CorEnergy Infrastructure Trust, Inc. (REIT) (x)	2,081	60,037
Dynex Capital, Inc. (REIT)	7,761	53,861
Ellington Residential Mortgage REIT (REIT)	1,156	15,097
Farmland Partners, Inc. (REIT) (x)	2,081	23,557
First Potomac Realty Trust (REIT)	10,105	92,966
Five Oaks Investment Corp. (REIT)	2,019	11,064
Getty Realty Corp. (REIT)	4,604	98,756
Gladstone Commercial Corp. (REIT)	3,920	66,209
Gladstone Land Corp. (REIT)	1,308	14,467
Global Self Storage, Inc. (REIT)	1,309	7,056
Great Ajax Corp. (REIT)	2,281	31,637
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	32,392	699,667
Independence Realty Trust, Inc. (REIT)	7,062	57,767
Jernigan Capital, Inc. (REIT) (x)	910	12,685
Manhattan Bridge Capital, Inc. (REIT)	706	3,756
Monmouth Real Estate Investment Corp. (REIT)	11,022	146,152
New York Mortgage Trust, Inc. (REIT) (x)	19,136	116,730
NexPoint Residential Trust, Inc. (REIT)	3,151	57,348
One Liberty Properties, Inc. (REIT)	2,330	55,571
Orchid Island Capital, Inc. (REIT) (x)	3,559	36,622
Owens Realty Mortgage, Inc. (REIT) (x)	1,807	30,068
Preferred Apartment Communities, Inc. (REIT), Class A	3,950	58,144
RAIT Financial Trust (REIT)	13,836	43,307
Resource Capital Corp. (REIT)	5,243	67,425
Rexford Industrial Realty, Inc. (REIT)	34,477	727,120
Silver Bay Realty Trust Corp. (REIT)	5,810	98,944
Sotherly Hotels, Inc. (REIT)	2,323	13,102
UMH Properties, Inc. (REIT)	4,284	48,195
United Development Funding IV (REIT) (b)(x)†	5,669	15,420
Universal Health Realty Income Trust (REIT)	1,949	111,444
Urstadt Biddle Properties, Inc. (REIT), Class A	4,470	110,767
Western Asset Mortgage Capital Corp. (REIT) (x)	7,142	67,063

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Wheeler Real Estate Investment Trust, Inc. (REIT) (x)	8,702	$13,401
Whitestone REIT (REIT)	4,593	69,262
ZAIS Financial Corp. (REIT)	1,402	19,221

		4,154,114

Real Estate Management & Development (0.3%)
Altisource Asset Management Corp.*	150	2,185
Altisource Portfolio Solutions S.A. (x)*	2,010	55,958
American Realty Investors, Inc.*	361	2,448
AV Homes, Inc.*	2,135	26,090
Consolidated-Tomoka Land Co.	712	33,799
Forestar Group, Inc.*	5,944	70,674
FRP Holdings, Inc.*	1,107	38,191
Griffin Industrial Realty, Inc.	154	4,720
Intergroup Corp.*	131	3,272
JW Mays, Inc.*	26	1,284
Maui Land & Pineapple Co., Inc.*	1,230	8,881
Stratus Properties, Inc.*	1,110	20,790
Tejon Ranch Co.*	2,420	57,209
Transcontinental Realty Investors, Inc.*	177	1,726
Trinity Place Holdings, Inc. (x)*	2,000	15,380

		342,607

Thrifts & Mortgage Finance (2.7%)
ASB Bancorp, Inc.*	565	13,859
Atlantic Coast Financial Corp.*	2,478	14,818
Bank Mutual Corp.	7,173	55,089
BankFinancial Corp.	2,728	32,709
Bear State Financial, Inc.	3,151	29,714
Charter Financial Corp./Maryland	2,428	32,244
Chicopee Bancorp, Inc.	658	12,015
Citizens Community Bancorp, Inc.	952	9,863
Clifton Bancorp, Inc.	3,779	56,950
Coastway Bancorp, Inc.*	779	9,699
Dime Community Bancshares, Inc.	5,442	92,568
Eagle Bancorp Montana, Inc.	682	8,668
Elmira Savings Bank	358	7,038
Entegra Financial Corp.*	1,151	20,131
ESSA Bancorp, Inc.	1,468	19,671
Federal Agricultural Mortgage Corp., Class C	1,490	51,882
First Capital, Inc.	557	18,387
First Clover Leaf Financial Corp.	1,029	12,245
First Defiance Financial Corp.	1,546	60,062
First Savings Financial Group, Inc.	305	10,535
Fox Chase Bancorp, Inc.	1,803	36,673
FS Bancorp, Inc.	473	11,991
Georgetown Bancorp, Inc.	247	5,029
Greene County Bancorp, Inc. (x)	535	8,704
Guaranty Federal Bancshares, Inc.	692	11,051
Hamilton Bancorp, Inc./Maryland*	611	8,499
Hingham Institution for Savings	238	29,255
HMN Financial, Inc.*	645	8,759

Home Bancorp, Inc.	1,026	$28,184
Home Federal Bancorp, Inc.	75	1,609
HomeStreet, Inc.*	17,909	356,747
HopFed Bancorp, Inc.	1,125	13,039
IF Bancorp, Inc.	634	11,628
Impac Mortgage Holdings, Inc. (x)*	1,441	22,595
Jacksonville Bancorp, Inc.	217	6,063
Kentucky First Federal Bancorp	226	1,853
Lake Shore Bancorp, Inc.	429	5,590
Lake Sunapee Bank Group	1,383	23,663
LaPorte Bancorp, Inc.	907	14,811
LendingTree, Inc. (x)*	10,156	897,079
Malvern Bancorp, Inc.*	1,163	18,143
Meridian Bancorp, Inc.	8,447	124,847
Meta Financial Group, Inc.	1,442	73,484
MSB Financial Corp.*	1,039	14,328
NMI Holdings, Inc., Class A*	8,610	47,183
Ocean Shore Holding Co.	1,013	17,180
OceanFirst Financial Corp.	3,587	65,176
Oconee Federal Financial Corp.	261	5,108
Ocwen Financial Corp.*	17,449	29,838
Pathfinder Bancorp, Inc.	674	7,596
PB Bancorp, Inc.	299	2,518
Poage Bankshares, Inc.	556	9,552
Provident Bancorp, Inc.*	786	12,120
Provident Financial Holdings, Inc.	1,153	21,100
Prudential Bancorp, Inc.	1,070	15,087
Riverview Bancorp, Inc.	3,813	18,035
Security National Financial Corp., Class A*	1,192	5,829
Severn Bancorp, Inc./Maryland*	1,524	9,144
SI Financial Group, Inc.	2,051	27,155
Sound Financial Bancorp, Inc.	417	9,987
Southern Missouri Bancorp, Inc. (x)	1,035	24,354
Stonegate Mortgage Corp.*	2,530	8,501
Territorial Bancorp, Inc.	1,351	35,761
Timberland Bancorp, Inc./Washington	1,038	15,570
United Community Bancorp	614	8,639
United Community Financial Corp./Ohio	8,184	49,759
United Financial Bancorp, Inc.	8,733	113,354
Walker & Dunlop, Inc.*	4,775	108,774
Waterstone Financial, Inc.	4,452	68,249
Wayne Savings Bancshares, Inc.	428	5,444
Westfield Financial, Inc.	2,861	22,030
Wolverine Bancorp, Inc.	355	9,063

		3,073,877

Total Financials		18,139,920

Health Care (22.9%)
Biotechnology (10.9%)
Abeona Therapeutics, Inc. (x)*	2,643	6,237
Acceleron Pharma, Inc.*	17,450	592,951
Actinium Pharmaceuticals, Inc. (x)*	6,869	12,158
Adamas Pharmaceuticals, Inc. (x)*	2,901	43,921
ADMA Biologics, Inc.*	708	4,213

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Advaxis, Inc. (x)*	5,801	$46,930
Adverum Biotechnologies, Inc.*	3,985	12,593
Aegerion Pharmaceuticals, Inc. (x)*	4,926	7,340
Aeglea BioTherapeutics, Inc.*	821	3,990
Agenus, Inc.*	12,692	51,403
Agios Pharmaceuticals, Inc. (x)*	6,568	275,166
Akebia Therapeutics, Inc.*	6,237	46,653
Aldeyra Therapeutics, Inc.*	1,457	8,290
Anavex Life Sciences Corp. (x)*	5,664	34,607
Anthera Pharmaceuticals, Inc. (x)*	6,524	20,159
Applied Genetic Technologies Corp.*	2,206	31,171
ARCA biopharma, Inc.*	1,046	3,033
Ardelyx, Inc.*	3,973	34,684
Arena Pharmaceuticals, Inc.*	42,542	72,747
Argos Therapeutics, Inc. (x)*	1,850	11,341
ArQule, Inc.*	10,990	20,881
Arrowhead Pharmaceuticals, Inc. (x)*	10,508	55,903
Asterias Biotherapeutics, Inc. (x)*	3,936	9,446
Athersys, Inc. (x)*	12,816	27,811
aTyr Pharma, Inc.*	2,926	8,134
Aviragen Therapeutics, Inc.*	6,248	8,747
Bellicum Pharmaceuticals, Inc. (x)*	3,639	47,161
Bio Blast Pharma Ltd.*	1,255	2,008
BioCryst Pharmaceuticals, Inc. (x)*	12,763	36,247
BioSpecifics Technologies Corp.*	938	37,464
BioTime, Inc. (x)*	11,082	28,924
Blueprint Medicines Corp.*	28,830	583,807
Brainstorm Cell Therapeutics, Inc.*	3,003	7,237
Calithera Biosciences, Inc.*	2,467	9,153
Cancer Genetics, Inc.*	2,086	4,151
Capricor Therapeutics, Inc.*	410	1,620
Cara Therapeutics, Inc.*	3,653	17,571
CareDx, Inc.*	1,496	6,463
Cascadian Therapeutics, Inc.*	13,414	12,651
CASI Pharmaceuticals, Inc.*	2,802	3,278
Catabasis Pharmaceuticals, Inc.*	786	2,908
Celator Pharmaceuticals, Inc. (x)*	5,669	171,090
Celldex Therapeutics, Inc. (x)*	16,590	72,830
Cellular Biomedicine Group, Inc. (x)*	2,112	25,323
Celsion Corp.*	3,399	4,317
Cerulean Pharma, Inc. (x)*	3,013	6,388
ChemoCentryx, Inc. (x)*	3,714	16,676
Chiasma, Inc. (x)*	3,229	9,332
Chimerix, Inc.*	7,408	29,113
Cidara Therapeutics, Inc. (x)*	1,859	19,166
Coherus Biosciences, Inc. (x)*	37,456	632,632
CoLucid Pharmaceuticals, Inc.*	566	4,624
Conatus Pharmaceuticals, Inc.*	2,287	4,711
Concert Pharmaceuticals, Inc.*	2,863	32,151
ContraFect Corp.*	4,429	12,844
Corbus Pharmaceuticals Holdings, Inc.*	5,815	17,387
CorMedix, Inc. (x)*	5,891	11,723
Corvus Pharmaceuticals, Inc.*	574	8,185

Curis, Inc.*	19,385	$30,241
Cytokinetics, Inc. (x)*	5,874	55,744
CytomX Therapeutics, Inc. (x)*	3,542	36,182
Cytori Therapeutics, Inc.*	2,325	4,859
CytRx Corp. (x)*	11,607	25,884
Dicerna Pharmaceuticals, Inc.*	2,582	7,746
Dimension Therapeutics, Inc.*	2,121	12,726
Dynavax Technologies Corp. (x)*	39,662	578,272
Edge Therapeutics, Inc. (x)*	2,818	28,490
Eiger BioPharmaceuticals, Inc. (x)*	602	11,932
Emergent BioSolutions, Inc.*	10,399	292,420
Enanta Pharmaceuticals, Inc.*	2,712	59,800
Esperion Therapeutics, Inc. (x)*	2,483	24,532
Exact Sciences Corp. (x)*	42,685	522,891
Fate Therapeutics, Inc.*	4,327	7,356
Fibrocell Science, Inc. (x)*	4,521	5,199
Five Prime Therapeutics, Inc.*	23,641	977,555
Flexion Therapeutics, Inc.*	3,214	48,098
Fortress Biotech, Inc.*	5,910	15,898
Foundation Medicine, Inc. (x)*	25,397	473,908
Galectin Therapeutics, Inc. (x)*	4,837	7,110
Galena Biopharma, Inc. (x)*	31,840	14,841
Genocea Biosciences, Inc. (x)*	4,258	17,458
Genomic Health, Inc.*	19,002	492,057
Geron Corp. (x)*	26,224	70,280
GlycoMimetics, Inc.*	1,784	12,970
Heron Therapeutics, Inc. (x)*	5,517	99,582
Idera Pharmaceuticals, Inc. (x)*	15,473	23,674
Ignyta, Inc.*	5,106	27,675
Immune Design Corp.*	1,860	15,178
Immunomedics, Inc. (x)*	15,148	35,143
Infinity Pharmaceuticals, Inc.*	8,507	11,314
Inotek Pharmaceuticals Corp.*	3,025	22,506
Inovio Pharmaceuticals, Inc. (x)*	11,524	106,482
Invitae Corp. (x)*	3,943	29,139
Karyopharm Therapeutics, Inc.*	4,105	27,545
Kindred Biosciences, Inc.*	2,994	10,599
Kura Oncology, Inc.*	2,529	6,854
La Jolla Pharmaceutical Co.*	2,416	38,656
Lion Biotechnologies, Inc. (x)*	7,907	64,047
Loxo Oncology, Inc.*	2,313	53,615
MacroGenics, Inc.*	5,536	149,417
MannKind Corp.*	56,309	65,318
Medgenics, Inc.*	4,225	23,449
MediciNova, Inc. (x)*	5,152	38,898
MEI Pharma, Inc.*	5,118	6,960
Minerva Neurosciences, Inc.*	2,773	28,312
Mirati Therapeutics, Inc. (x)*	2,202	12,023
Mirna Therapeutics, Inc.*	1,632	6,952
Nanosphere, Inc.*	6,842	11,563
NanoViricides, Inc. (x)*	7,253	11,605
Natera, Inc.*	62,696	756,427
Navidea Biopharmaceuticals, Inc. (x)*	27,075	14,363
NewLink Genetics Corp.*	3,756	42,293
Nivalis Therapeutics, Inc.*	1,775	8,165
Nymox Pharmaceutical Corp. (x)*	4,584	15,356
Ohr Pharmaceutical, Inc. (x)*	4,740	12,988
Oncocyte Corp.*	462	1,645
OncoMed Pharmaceuticals, Inc.*	3,044	37,472
Onconova Therapeutics, Inc.*	1	5

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Ophthotech Corp.*	5,636	$287,605
Organovo Holdings, Inc. (x)*	14,961	55,655
Osiris Therapeutics, Inc. (x)	3,449	17,555
Otonomy, Inc.*	4,173	66,267
OvaScience, Inc.*	5,455	28,421
Pfenex, Inc.*	3,162	26,466
PharmAthene, Inc.*	10,814	26,386
PhaseRx, Inc.*	335	1,427
Pieris Pharmaceuticals, Inc.*	5,174	8,330
Progenics Pharmaceuticals, Inc.*	12,085	50,999
Proteon Therapeutics, Inc. (x)*	1,366	10,969
Proteostasis Therapeutics, Inc. (x)*	1,101	13,355
PTC Therapeutics, Inc.*	5,770	40,505
Radius Health, Inc.*	7,922	291,133
Raptor Pharmaceutical Corp.*	14,849	79,739
Recro Pharma, Inc.*	1,073	8,530
REGENXBIO, Inc. (x)*	3,511	28,088
Regulus Therapeutics, Inc. (x)*	6,732	19,455
Rigel Pharmaceuticals, Inc.*	16,175	36,070
Sage Therapeutics, Inc.*	12,860	387,472
Sangamo BioSciences, Inc.*	12,048	69,758
Sorrento Therapeutics, Inc. (x)*	4,987	27,927
Spark Therapeutics, Inc. (x)*	16,086	822,477
Spectrum Pharmaceuticals, Inc.*	11,609	76,271
Spring Bank Pharmaceuticals, Inc.*	163	1,558
Stemline Therapeutics, Inc.*	2,925	19,802
Strongbridge Biopharma plc*	1,959	7,797
Syndax Pharmaceuticals, Inc.*	816	8,038
Synergy Pharmaceuticals, Inc. (x)*	31,489	119,658
Synthetic Biologics, Inc. (x)*	13,132	23,638
T2 Biosystems, Inc. (x)*	2,538	20,025
Tenax Therapeutics, Inc.*	4,318	11,054
TG Therapeutics, Inc. (x)*	6,396	38,760
Tobira Therapeutics, Inc.*	1,535	19,280
Tokai Pharmaceuticals, Inc. (x)*	1,728	9,521
Tonix Pharmaceuticals Holding Corp.*	3,261	6,489
Tracon Pharmaceuticals, Inc.*	1,432	6,272
Trevena, Inc.*	7,758	48,875
Trovagene, Inc. (x)*	4,888	22,143
Vanda Pharmaceuticals, Inc.*	6,368	71,258
VBI Vaccines, Inc.*	3,650	14,417
Verastem, Inc.*	5,587	7,263
Vericel Corp.*	4,011	9,025
Versartis, Inc.*	4,746	52,491
Vical, Inc.*	1,601	7,253
Vitae Pharmaceuticals, Inc.*	4,563	49,235
Vital Therapies, Inc. (x)*	4,111	25,488
Voyager Therapeutics, Inc. (x)*	2,035	22,365
vTv Therapeutics, Inc., Class A*	1,328	7,702
XBiotech, Inc. (x)*	3,037	63,534
Xencor, Inc.*	5,583	106,021
Zafgen, Inc.*	3,963	23,738

		12,282,873

Health Care Equipment & Supplies (6.1%)
Accuray, Inc.*	13,833	71,793
Aethlon Medical, Inc.*	1,193	6,800
Alliqua BioMedical, Inc.*	3,355	3,758

AngioDynamics, Inc.*	4,685	$67,323
Anika Therapeutics, Inc.*	2,445	131,174
AtriCure, Inc.*	5,455	77,079
Atrion Corp.	236	100,975
Avinger, Inc. (x)*	1,894	22,595
AxoGen, Inc. (x)*	4,177	28,738
Biolase, Inc. (x)*	6,170	7,219
Bovie Medical Corp.*	4,801	7,874
Cardiovascular Systems, Inc.*	5,534	101,687
CAS Medical Systems, Inc.*	4,284	7,883
Cerus Corp. (x)*	17,579	109,693
Chembio Diagnostics, Inc.*	1,580	12,940
ConforMIS, Inc. (x)*	6,206	43,566
Corindus Vascular Robotics, Inc. (x)*	9,572	13,688
CryoLife, Inc.	5,464	64,530
Cutera, Inc.*	2,107	23,619
Cynosure, Inc., Class A*	11,905	579,119
CytoSorbents Corp. (x)*	3,776	17,181
Derma Sciences, Inc.*	3,494	13,766
Electromed, Inc.*	1,066	4,115
EndoChoice Holdings, Inc.*	2,166	10,613
Endologix, Inc. (x)*	45,472	566,581
Entellus Medical, Inc.*	1,300	23,751
Exactech, Inc.*	1,808	48,346
FONAR Corp.*	1,003	20,421
GenMark Diagnostics, Inc.*	6,968	60,622
Glaukos Corp.*	25,447	742,034
Hansen Medical, Inc.*	2,016	8,004
Inogen, Inc.*	17,306	867,204
Invacare Corp.	5,501	66,727
InVivo Therapeutics Holdings Corp. (x)*	5,589	32,304
Invuity, Inc.*	1,814	17,287
iRadimed Corp.*	705	15,341
Iridex Corp. (x)*	1,310	19,375
Kewaunee Scientific Corp.	362	6,835
Lantheus Holdings, Inc.*	2,074	7,612
LeMaitre Vascular, Inc.	2,340	33,392
Merit Medical Systems, Inc.*	7,466	148,051
Milestone Scientific, Inc.*	2,199	6,157
Misonix, Inc.*	951	4,793
Nuvectra Corp.*	1,767	13,076
NxStage Medical, Inc.*	31,245	677,392
OncoSec Medical, Inc.*	2,633	4,318
OraSure Technologies, Inc.*	9,411	55,619
Orthofix International N.V.*	3,038	128,811
Oxford Immunotec Global plc*	3,850	34,650
Penumbra, Inc.*	9,699	577,090
Presbia plc (x)*	609	2,753
Pulse Biosciences, Inc.*	890	3,996
Retractable Technologies, Inc.*	1,806	4,551
Rockwell Medical, Inc. (x)*	8,326	63,028
RTI Surgical, Inc.*	9,983	35,839
SeaSpine Holdings Corp.*	1,351	14,158
Second Sight Medical Products, Inc. (x)*	2,275	8,144
Senseonics Holdings, Inc.*	4,796	18,848
Sientra, Inc. (x)*	2,301	15,141
Span-America Medical Systems, Inc.	400	7,156
STAAR Surgical Co. (x)*	6,962	38,361

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

SurModics, Inc.*	2,247	$52,760
Symmetry Surgical, Inc.*	1,630	21,402
Tandem Diabetes Care, Inc.*	3,232	24,369
TransEnterix, Inc. (x)*	12,100	14,762
Unilife Corp. (x)*	2,251	7,406
Utah Medical Products, Inc.	589	37,107
Vascular Solutions, Inc.*	4,088	170,306
Veracyte, Inc.*	2,440	12,273
Vermillion, Inc.*	4,390	4,873
ViewRay, Inc.*	1,132	4,630
Zeltiq Aesthetics, Inc. (x)*	20,593	562,807

		6,838,191

Health Care Providers & Services (1.3%)
AAC Holdings, Inc. (x)*	1,723	39,319
Aceto Corp.	5,051	110,566
AdCare Health Systems, Inc.	2,632	4,843
Addus HomeCare Corp.*	1,285	22,397
Alliance HealthCare Services, Inc.*	783	4,886
Almost Family, Inc.*	1,407	59,952
BioScrip, Inc.*	11,775	30,026
BioTelemetry, Inc.*	4,683	76,333
Civitas Solutions, Inc.*	2,619	54,554
Cross Country Healthcare, Inc.*	5,566	77,479
Digirad Corp.	3,218	16,573
Diversicare Healthcare Services, Inc.	719	5,788
Five Star Quality Care, Inc.*	7,647	17,894
Genesis Healthcare, Inc.*	6,266	11,091
Healthways, Inc.*	5,528	63,848
InfuSystem Holdings, Inc.*	3,392	8,819
Joint Corp.*	1,578	3,203
Landauer, Inc.	1,656	68,161
LHC Group, Inc.*	2,601	112,571
National Research Corp., Class A	1,495	20,481
Nobilis Health Corp. (x)*	9,677	21,580
PharMerica Corp.*	5,127	126,432
Providence Service Corp.*	2,249	100,935
Psychemedics Corp.	877	12,050
Quorum Health Corp.*	5,135	54,996
RadNet, Inc.*	6,447	34,427
Sharps Compliance Corp.*	2,153	9,452
Teladoc, Inc.*	3,598	57,640
Triple-S Management Corp., Class B*	4,044	98,795
U.S. Physical Therapy, Inc.	2,100	126,441
USMD Holdings, Inc.*	409	7,665

		1,459,197

Health Care Technology (1.4%)
Castlight Health, Inc., Class B (x)*	7,010	27,760
Computer Programs & Systems, Inc. (x)	1,944	77,604
Evolent Health, Inc., Class A (x)*	28,858	554,073
HealthStream, Inc.*	4,471	118,571
Icad, Inc.*	2,276	11,881
Imprivata, Inc.*	2,773	38,822
MGT Capital Investments, Inc. (x)*	3,536	13,507
Press Ganey Holdings, Inc.*	17,462	687,130

Simulations Plus, Inc.	1,852	$14,001
Vocera Communications, Inc.*	4,289	55,114

		1,598,463

Life Sciences Tools & Services (1.6%)
Albany Molecular Research, Inc.*	4,505	60,547
ChromaDex Corp. (x)*	4,991	20,663
Enzo Biochem, Inc.*	6,885	41,103
Fluidigm Corp.*	43,373	391,658
Harvard Bioscience, Inc.*	5,697	16,293
NanoString Technologies, Inc.*	33,583	423,146
NeoGenomics, Inc.*	9,217	74,105
Pacific Biosciences of California, Inc.*	108,507	763,347
pSivida Corp.*	5,176	14,648
Sequenom, Inc. (x)*	20,797	19,002

		1,824,512

Pharmaceuticals (1.6%)
AcelRx Pharmaceuticals, Inc. (x)*	6,154	16,554
Achaogen, Inc.*	2,468	9,354
Aclaris Therapeutics, Inc. (x)*	1,564	28,887
Adamis Pharmaceuticals Corp.*	2,149	6,017
Aerie Pharmaceuticals, Inc. (x)*	4,179	73,550
Agile Therapeutics, Inc.*	2,172	16,529
Alimera Sciences, Inc. (x)*	5,207	6,405
Amphastar Pharmaceuticals, Inc.*	6,181	99,638
Ampio Pharmaceuticals, Inc. (x)*	7,624	9,835
ANI Pharmaceuticals, Inc. (x)*	1,375	76,752
Aradigm Corp.*	1,598	6,983
Aratana Therapeutics, Inc. (x)*	5,797	36,637
Assembly Biosciences, Inc.*	2,458	13,642
Axsome Therapeutics, Inc. (x)*	1,930	14,552
BioDelivery Sciences International, Inc. (x)*	8,532	20,136
Bio-Path Holdings, Inc. (x)*	13,994	27,848
Collegium Pharmaceutical, Inc. (x)*	2,348	27,824
Corcept Therapeutics, Inc.*	12,963	70,778
Corium International, Inc.*	2,270	7,877
Cumberland Pharmaceuticals, Inc.*	1,900	8,550
Cymabay Therapeutics, Inc.*	3,566	6,205
Dipexium Pharmaceuticals, Inc.*	956	9,474
Durect Corp. (x)*	21,931	26,756
Egalet Corp. (x)*	3,840	19,046
Endocyte, Inc.*	6,596	21,173
Evoke Pharma, Inc.*	728	4,987
EyeGate Pharmaceuticals, Inc.*	728	1,886
Flex Pharma, Inc.*	1,851	18,899
Heska Corp.*	1,058	39,326
Imprimis Pharmaceuticals, Inc.*	1,966	7,392
Intersect ENT, Inc.*	4,430	57,280
Intra-Cellular Therapies, Inc.*	7,826	303,805
Juniper Pharmaceuticals, Inc.*	1,848	12,954
KemPharm, Inc.*	2,049	8,155
Lipocine, Inc. (x)*	2,881	8,758
Marinus Pharmaceuticals, Inc.*	2,024	2,570
MyoKardia, Inc. (x)*	1,954	24,230
Neos Therapeutics, Inc. (x)*	2,386	22,142
Ocera Therapeutics, Inc.*	2,386	4,533

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Ocular Therapeutix, Inc.*	3,108	$15,385
Omeros Corp. (x)*	6,423	67,570
Pain Therapeutics, Inc.*	6,706	14,686
Paratek Pharmaceuticals, Inc.*	2,501	34,789
Pulmatrix, Inc.*	1,239	2,428
Reata Pharmaceuticals, Inc., Class A (x)*	993	19,612
Repros Therapeutics, Inc.*	4,324	6,962
Revance Therapeutics, Inc. (x)*	3,548	48,253
Sagent Pharmaceuticals, Inc.*	4,468	66,931
SciClone Pharmaceuticals, Inc.*	8,698	113,596
SCYNEXIS, Inc.*	2,041	4,429
Sucampo Pharmaceuticals, Inc., Class A*	3,986	43,726
Teligent, Inc. (x)*	7,199	51,401
Tetraphase Pharmaceuticals, Inc.*	6,310	27,133
Titan Pharmaceuticals, Inc. (x)*	3,265	17,860
VIVUS, Inc. (x)*	18,276	20,469
WaVe Life Sciences Ltd. (x)*	1,281	26,504
XenoPort, Inc.*	9,892	69,640
Zogenix, Inc. (x)*	4,308	34,679
Zynerba Pharmaceuticals, Inc. (x)*	1,211	8,295

		1,872,267

Total Health Care		25,875,503

Industrials (11.6%)
Aerospace & Defense (1.3%)
Aerovironment, Inc.*	20,016	556,445
Air Industries Group	1,323	6,284
American Science & Engineering, Inc.	1,238	46,314
Arotech Corp.*	3,606	10,133
Astrotech Corp. (x)*	2,874	4,857
CPI Aerostructures, Inc.*	1,316	8,093
Ducommun, Inc.*	1,806	35,723
Innovative Solutions & Support, Inc.*	2,181	6,150
KEYW Holding Corp. (x)*	6,231	61,936
Kratos Defense & Security Solutions, Inc. (x)*	8,038	32,956
LMI Aerospace, Inc.*	1,959	15,750
Mercury Systems, Inc.*	6,768	168,253
National Presto Industries, Inc.	852	80,386
SIFCO Industries, Inc.*	440	4,343
Sparton Corp.*	1,618	35,224
TASER International, Inc.*	15,515	386,013
Vectrus, Inc.*	1,858	52,934

		1,511,794

Air Freight & Logistics (1.3%)
Air T., Inc.*	239	5,139
Air Transport Services Group, Inc.*	54,551	706,981
Echo Global Logistics, Inc.*	33,047	740,914
Park-Ohio Holdings Corp.	1,480	41,854
Radiant Logistics, Inc.*	6,570	19,710

		1,514,598

Building Products (2.6%)
Alpha Pro Tech Ltd.*	2,302	5,225

American Woodmark Corp.*	7,665	$508,803
Armstrong Flooring, Inc.*	4,062	68,851
Builders FirstSource, Inc.*	66,715	750,544
CSW Industrials, Inc.*	2,503	81,623
Insteel Industries, Inc.	3,046	87,085
Patrick Industries, Inc.*	19,972	1,204,112
PGT, Inc.*	8,310	85,593
Quanex Building Products Corp.	5,944	110,499
Tecogen, Inc. (x)*	1,947	9,618

		2,911,953

Commercial Services & Supplies (0.8%)
Acme United Corp.	357	6,533
AMREP Corp.*	548	2,663
Aqua Metals, Inc. (x)*	1,866	21,953
ARC Document Solutions, Inc.*	7,151	27,817
Casella Waste Systems, Inc., Class A*	6,685	52,477
CECO Environmental Corp.	5,086	44,452
Cenveo, Inc.*	10,346	8,441
CompX International, Inc.	268	3,082
Ecology and Environment, Inc., Class A	445	4,548
Ennis, Inc.	4,443	85,217
Fuel Tech, Inc.*	3,024	4,475
Heritage-Crystal Clean, Inc.*	2,222	27,131
Hudson Technologies, Inc.*	4,711	16,960
InnerWorkings, Inc.*	6,663	55,103
Intersections, Inc.*	1,265	2,707
Kimball International, Inc., Class B	6,402	72,855
NL Industries, Inc.*	1,236	3,176
Performant Financial Corp.*	6,113	9,903
Perma-Fix Environmental Services*	2,052	10,445
SP Plus Corp.*	3,002	67,785
Team, Inc.*	5,019	124,622
TRC Cos., Inc.*	3,238	20,464
Viad Corp.	3,492	108,252
Virco Manufacturing Corp.*	2,133	9,279
VSE Corp.	747	49,900
Wilhelmina International, Inc.*	233	1,657

		841,897

Construction & Engineering (1.0%)
Ameresco, Inc., Class A*	3,695	16,147
Argan, Inc.	2,326	97,041
Comfort Systems USA, Inc.	23,146	753,865
Goldfield Corp.*	3,804	12,477
Great Lakes Dredge & Dock Corp.*	10,268	44,768
HC2 Holdings, Inc. (x)*	5,781	24,858
IES Holdings, Inc.*	1,324	16,444
Layne Christensen Co. (x)*	3,156	25,564
MYR Group, Inc.*	2,957	71,205
Northwest Pipe Co. (x)*	1,660	17,895
NV5 Global, Inc.*	1,278	36,346
Orion Group Holdings, Inc.*	4,687	24,888
Sterling Construction Co., Inc.*	4,181	20,529

		1,162,027

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares		Value (Note 1)

Electrical Equipment (0.8%)
Allied Motion Technologies, Inc.	1,080		$25,121
American Superconductor Corp. (x)*	1,959		16,534
Broadwind Energy, Inc.*	2,493		10,520
Capstone Turbine Corp. (x)*	3,821		5,273
Energous Corp. (x)*	2,574		33,333
Energy Focus, Inc. (x)*	1,790		11,170
Enphase Energy, Inc. (x)*	6,405		12,746
Espey Manufacturing & Electronics Corp.	301		7,829
FuelCell Energy, Inc. (x)*	4,312		26,821
Ideal Power, Inc.*	1,480		7,296
LSI Industries, Inc.	51,637		571,622
Orion Energy Systems, Inc.*	4,950		5,742
Plug Power, Inc. (x)*	31,402		58,408
Powell Industries, Inc.	1,511		59,443
Power Solutions International, Inc. (x)*	794		14,173
Preformed Line Products Co.	437		17,650
Revolution Lighting Technologies, Inc. (x)*	1,545		9,548
TCP International Holdings Ltd.*	1,271		1,474
Ultralife Corp.*	1,750		8,767
Vicor Corp.*	2,870		28,901

			932,371

Machinery (1.3%)
Accuride Corp.*	6,785		8,413
Alamo Group, Inc.	1,637		107,993
ARC Group Worldwide, Inc.*	1,503		3,427
Blue Bird Corp.*	952		11,329
Columbus McKinnon Corp.	3,378		47,799
Commercial Vehicle Group, Inc.*	4,342		22,578
Douglas Dynamics, Inc.	3,838		98,752
Dynamic Materials Corp.	2,441		26,241
Eastern Co.	894		14,822
Energy Recovery, Inc.*	5,985		53,207
ExOne Co. (x)*	1,903		20,115
Federal Signal Corp.	10,412		134,106
FreightCar America, Inc.	2,104		29,561
Gencor Industries, Inc.*	904		14,030
Global Brass & Copper Holdings, Inc.	3,666		100,045
Graham Corp.	1,654		30,467
Hardinge, Inc.	2,058		20,703
Hurco Cos., Inc.	1,107		30,808
Jason Industries, Inc.*	3,088		11,148
Kadant, Inc.	1,862		95,912
Key Technology, Inc.*	833		7,672
L.B. Foster Co., Class A	1,548		16,858
L.S. Starrett Co., Class A	950		11,314
Lydall, Inc.*	2,885		111,246
Manitex International, Inc. (x)*	2,428		16,826
MFRI, Inc.*	1,069		7,975
Miller Industries, Inc.	1,908		39,286
NN, Inc. (x)	4,556		63,738
Omega Flex, Inc.	511		19,438
RBC Bearings, Inc.*	2,914		211,265
Supreme Industries, Inc., Class A	2,252		30,852
Taylor Devices, Inc.*	367		6,536
Titan International, Inc. (x)	7,693		47,697

Twin Disc, Inc.	1,491		$16,013
Westport Fuel Systems, Inc.*	—	@	1
Xerium Technologies, Inc.*	1,943		12,396

			1,500,569

Marine (0.0%)
Navios Maritime Holdings, Inc.	13,865		11,231
Pangaea Logistics Solutions Ltd.*	505		1,217
Safe Bulkers, Inc.	6,706		7,041
Scorpio Bulkers, Inc.*	6,669		18,607

			38,096

Professional Services (1.5%)
Acacia Research Corp.	7,785		34,254
Barrett Business Services, Inc.	1,228		50,741
BG Staffing, Inc.	1,175		22,231
CBIZ, Inc.*	8,567		89,182
CDI Corp.	2,467		15,049
CRA International, Inc.*	1,522		38,385
DLH Holdings Corp.*	391		1,975
Franklin Covey Co.*	1,777		27,241
General Employment Enterprises, Inc. (x)*	801		3,388
GP Strategies Corp.*	2,215		48,043
Heidrick & Struggles International, Inc.	3,188		53,813
Hill International, Inc.*	5,879		23,928
Hudson Global, Inc.	4,154		8,183
IDI, Inc. (x)*	2,461		11,641
Insperity, Inc.	11,974		924,752
Kelly Services, Inc., Class A	5,096		96,671
Marathon Patent Group, Inc. (x)*	2,026		5,551
Mistras Group, Inc.*	2,980		71,133
RCM Technologies, Inc.	1,691		8,810
Resources Connection, Inc.	6,187		91,444
Volt Information Sciences, Inc.*	1,691		9,994
Willdan Group, Inc.*	1,268		13,466

			1,649,875

Road & Rail (0.3%)
ArcBest Corp.	4,269		69,371
Celadon Group, Inc.	4,729		38,636
Covenant Transportation Group, Inc., Class A*	2,061		37,242
P.A.M. Transportation Services, Inc.*	406		6,452
Patriot Transportation Holding, Inc. (x)*	424		8,247
Providence and Worcester Railroad Co.	616		10,041
Roadrunner Transportation Systems, Inc.*	5,305		39,575
Universal Logistics Holdings, Inc.	1,447		18,666
USA Truck, Inc.*	1,556		27,246
YRC Worldwide, Inc.*	5,664		49,843

			305,319

Trading Companies & Distributors (0.7%)
CAI International, Inc.*	2,713		20,348
DXP Enterprises, Inc.*	2,253		33,637
Empire Resources, Inc.	865		3,105
General Finance Corp.*	1,615		6,864

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Houston Wire & Cable Co.	2,924	$15,351
Huttig Building Products, Inc.*	4,067	21,352
Lawson Products, Inc.*	1,098	21,806
Neff Corp., Class A*	1,679	18,351
Real Industry, Inc.*	4,552	35,369
SiteOne Landscape Supply, Inc.*	14,865	505,261
Titan Machinery, Inc.*	3,077	34,309
Transcat, Inc.*	1,206	12,120
Willis Lease Finance Corp.*	746	16,584

		744,457

Total Industrials		13,112,956

Information Technology (22.8%)
Communications Equipment (0.8%)
Aerohive Networks, Inc.*	4,165	27,572
Applied Optoelectronics, Inc. (x)*	2,870	32,001
Aviat Networks, Inc.*	1	5
Bel Fuse, Inc., Class B	1,616	28,732
Black Box Corp.	2,606	34,086
CalAmp Corp.*	6,216	92,059
Calix, Inc.*	7,168	49,531
Clearfield, Inc. (x)*	1,990	35,601
ClearOne, Inc.	1,126	12,611
Communications Systems, Inc.	1,353	9,430
Comtech Telecommunications Corp.	2,703	34,707
Digi International, Inc.*	4,493	48,210
Emcore Corp.*	4,535	26,938
Extreme Networks, Inc.*	17,994	61,000
Harmonic, Inc.*	13,292	37,882
KVH Industries, Inc.*	2,612	20,112
MRV Communications, Inc.*	807	9,119
Network-1 Technologies, Inc.*	2,321	6,174
Novatel Wireless, Inc. (x)*	6,982	10,613
Oclaro, Inc. (x)*	17,134	83,614
ParkerVision, Inc. (x)*	1,986	6,236
PC-Tel, Inc.	2,839	13,372
RELM Wireless Corp.	1,523	7,752
Resonant, Inc. (x)*	953	4,174
ShoreTel, Inc.*	11,694	78,233
Silicom Ltd.	977	29,212
Sonus Networks, Inc.*	8,293	72,066
TESSCO Technologies, Inc.	1,019	14,154
Westell Technologies, Inc., Class A*	8,166	5,716
Xtera Communications, Inc.*	1,109	998
Zhone Technologies, Inc.*	4,377	5,209

		897,119

Electronic Equipment, Instruments & Components (2.8%)
Agilysys, Inc.*	2,626	27,494
Applied DNA Sciences, Inc. (x)*	3,451	11,147
ClearSign Combustion Corp.*	1,986	9,950
Control4 Corp.*	3,416	27,875
CTS Corp.	5,435	97,395
CUI Global, Inc. (x)*	3,423	17,286
Daktronics, Inc.	6,376	39,850
DTS, Inc.*	3,028	80,091
Electro Rent Corp.	2,954	45,521
Electro Scientific Industries, Inc.*	4,754	27,763
eMagin Corp.*	3,419	6,564

ePlus, Inc.*	1,098	$89,805
Fabrinet*	19,130	710,106
Frequency Electronics, Inc.*	1,227	11,411
ID Systems, Inc.*	1,715	8,249
IEC Electronics Corp.*	1,534	6,366
II-VI, Inc.*	27,289	511,942
Interlink Electronics, Inc.*	196	2,215
IntriCon Corp.*	950	5,073
Iteris, Inc.*	4,821	13,788
Kemet Corp.*	7,950	23,293
Key Tronic Corp.*	1,655	12,462
Kimball Electronics, Inc.*	4,875	60,694
LRAD Corp.	5,620	10,060
Maxwell Technologies, Inc. (x)*	5,491	28,992
Mesa Laboratories, Inc.	520	63,960
MicroVision, Inc. (x)*	8,964	15,059
MOCON, Inc.	952	13,480
Multi-Fineline Electronix, Inc.*	1,635	37,932
Napco Security Technologies, Inc.*	2,013	12,803
Neonode, Inc. (x)*	6,547	9,559
Netlist, Inc.*	7,893	9,235
Novanta, Inc.*	5,497	83,280
PAR Technology Corp.*	1,660	7,951
Park Electrochemical Corp.	3,352	48,705
PC Connection, Inc.	1,970	46,886
PCM, Inc.*	1,577	17,568
Perceptron, Inc.*	1,659	7,764
RadiSys Corp.*	6,201	27,780
Research Frontiers, Inc. (x)*	3,320	12,118
Richardson Electronics Ltd.	1,884	9,929
Rogers Corp.*	12,567	767,844
Systemax, Inc.*	2,011	17,154
Uni-Pixel, Inc. (x)*	7,604	11,178
Vishay Precision Group, Inc.*	2,055	27,578
Wayside Technology Group, Inc.	680	12,281

		3,145,436

Internet Software & Services (7.8%)
2U, Inc.*	19,784	581,847
Alarm.com Holdings, Inc. (x)*	37,597	963,611
Amber Road, Inc.*	3,072	23,685
Angie’s List, Inc.*	6,905	44,952
Apigee Corp.*	59,560	727,823
Appfolio, Inc., Class A (x)*	1,320	19,087
ARI Network Services, Inc.*	2,858	12,004
Autobytel, Inc.*	1,501	20,819
Bazaarvoice, Inc.*	14,258	57,175
Benefitfocus, Inc. (x)*	18,881	719,744
Blucora, Inc.*	6,803	70,479
Brightcove, Inc.*	5,205	45,804
BroadVision, Inc.*	416	2,758
Carbonite, Inc.*	3,088	30,046
Care.com, Inc.*	2,787	32,552
ChannelAdvisor Corp.*	4,025	58,322
Demand Media, Inc.*	2,131	11,017
DHI Group, Inc.*	8,718	54,313
EarthLink Holdings Corp.	18,221	116,614
eGain Corp. (x)*	2,729	7,696
Everyday Health, Inc.*	4,926	38,817
Five9, Inc.*	98,277	1,169,496
Global Sources Ltd.*	1,444	13,242

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Gogo, Inc. (x)*	26,059	$218,635
Great Elm Capital Group, Inc.*	1,333	8,785
GTT Communications, Inc.*	4,580	84,638
inContact, Inc.*	10,199	141,256
Instructure, Inc. (x)*	53,751	1,021,269
Internap Corp.*	9,630	19,838
Intralinks Holdings, Inc.*	7,181	46,677
Inuvo, Inc.*	3,306	4,628
iPass, Inc.*	11,385	14,117
IZEA, Inc.*	755	5,753
Limelight Networks, Inc.*	12,342	18,390
Liquidity Services, Inc.*	4,327	33,924
LivePerson, Inc.*	9,255	58,677
Marchex, Inc., Class B*	5,809	18,473
Marin Software, Inc.*	5,579	13,111
MaxPoint Interactive, Inc.*	509	5,497
MeetMe, Inc.*	7,171	38,221
MINDBODY, Inc., Class A*	2,498	40,318
Monster Worldwide, Inc.*	15,215	36,364
Numerex Corp., Class A (x)*	2,406	18,021
QuinStreet, Inc.*	6,360	22,578
Qumu Corp.*	1,537	6,824
RealNetworks, Inc.*	4,044	17,430
Reis, Inc.	1,518	37,798
Remark Media, Inc.*	2,304	9,769
RetailMeNot, Inc.*	6,690	51,580
Rightside Group Ltd.*	2,027	21,567
Rocket Fuel, Inc. (x)*	5,701	12,656
SciQuest, Inc.*	4,743	83,761
Spark Networks, Inc.*	3,360	5,309
Stamps.com, Inc. (x)*	3,171	277,209
Synacor, Inc. (x)*	3,846	11,846
TechTarget, Inc.*	3,222	26,098
Travelzoo, Inc.*	1,095	8,782
Tremor Video, Inc.*	7,261	13,360
United Online, Inc.*	2,292	25,212
Wix.com Ltd.*	31,274	949,166
Xactly Corp.*	40,249	515,590
XO Group, Inc.*	4,410	76,866
YuMe, Inc. (x)*	3,849	14,164

		8,856,060

IT Services (0.7%)
ALJ Regional Holdings, Inc. (x)*	3,228	16,140
Cass Information Systems, Inc.	1,905	98,488
Ciber, Inc. (x)*	12,986	19,479
Computer Task Group, Inc.	2,683	13,335
Datalink Corp.*	3,503	26,273
Edgewater Technology, Inc.*	1,567	13,539
Everi Holdings, Inc.*	10,874	12,505
Forrester Research, Inc.	1,725	63,584
Hackett Group, Inc.	3,900	54,093
Higher One Holdings, Inc.*	5,377	27,476
Information Services Group, Inc.*	5,406	20,273
Innodata, Inc.*	4,323	10,591
JetPay Corp.*	1,105	2,519
Lionbridge Technologies, Inc.*	10,015	39,559
Mattersight Corp.*	3,208	12,415
ModusLink Global Solutions, Inc.*	6,676	8,211
MoneyGram International, Inc.*	5,156	35,319
NCI, Inc., Class A	1,051	14,767

Perficient, Inc.*	6,122	$124,338
PFSweb, Inc.*	2,558	24,301
Planet Payment, Inc.*	7,367	33,078
PRGX Global, Inc.*	3,647	19,037
ServiceSource International, Inc.*	10,607	42,746
StarTek, Inc.*	1,800	7,866
Unisys Corp.*	8,729	63,547

		803,479

Semiconductors & Semiconductor Equipment (4.6%)
Acacia Communications, Inc. (x)*	6,151	245,671
Adesto Technologies Corp.*	1,471	4,825
Alpha & Omega Semiconductor Ltd.*	3,149	43,866
Amtech Systems, Inc.*	1,794	10,710
Applied Micro Circuits Corp.*	86,526	555,497
Axcelis Technologies, Inc.*	20,253	54,481
AXT, Inc.*	5,353	17,076
CEVA, Inc.*	3,420	92,921
Cohu, Inc.	4,587	49,769
CVD Equipment Corp. (x)*	895	7,679
CyberOptics Corp.*	1,177	17,631
DSP Group, Inc.*	3,664	38,875
Exar Corp.*	7,096	57,123
FormFactor, Inc.*	11,935	107,297
GigPeak, Inc. (x)*	8,067	15,811
GSI Technology, Inc.*	2,405	10,029
Inphi Corp.*	27,642	885,373
Intermolecular, Inc.*	4,623	6,842
inTEST Corp.*	1,308	4,984
IXYS Corp.	4,359	44,680
Kopin Corp.*	10,744	23,852
MaxLinear, Inc., Class A*	64,743	1,164,079
Nanometrics, Inc.*	4,113	85,509
NeoPhotonics Corp.*	5,350	50,986
NVE Corp.	828	48,562
PDF Solutions, Inc.*	4,699	65,739
Photronics, Inc.*	28,881	257,330
Pixelworks, Inc.*	4,613	8,488
QuickLogic Corp.*	10,954	10,625
Rudolph Technologies, Inc.*	5,198	80,725
Sevcon, Inc.*	340	3,070
Sigma Designs, Inc.*	6,219	39,988
Silicon Motion Technology Corp. (ADR)	19,458	930,092
Sunworks, Inc. (x)*	3,482	8,113
Ultra Clean Holdings, Inc.*	5,565	31,665
Ultratech, Inc.*	3,760	86,367
Xcerra Corp.*	9,203	52,917

		5,219,247

Software (5.6%)
A10 Networks, Inc.*	7,654	49,521
American Software, Inc., Class A	4,465	46,793
Asure Software, Inc.*	751	3,537
Aware, Inc.*	2,621	11,375
BroadSoft, Inc.*	22,036	904,137
BSQUARE Corp.*	2,028	11,316
Callidus Software, Inc.*	37,789	755,024
Covisint Corp.*	6,999	15,258
Datawatch Corp.*	1,677	9,291
Digimarc Corp. (x)*	1,451	46,374

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares		Value (Note 1)

Digital Turbine, Inc. (x)*	11,333		$12,126
EnerNOC, Inc. (x)*	4,650		29,388
Epiq Systems, Inc.	4,060		59,276
Evolving Systems, Inc.	1,427		7,378
Exa Corp.*	2,411		34,839
FalconStor Software, Inc.*	5,979		6,278
Finjan Holdings, Inc.*	1,118		2,035
Gigamon, Inc.*	27,183		1,016,372
GlobalSCAPE, Inc.	2,326		8,583
Globant S.A. (x)*	16,790		660,687
Glu Mobile, Inc. (x)*	17,892		39,362
GSE Systems, Inc.*	2,666		5,945
Guidance Software, Inc.*	3,933		24,345
Jive Software, Inc.*	10,042		37,758
Majesco*	1,017		5,400
Materialise N.V. (ADR) (b)*	60,640		433,576
Mind CTI Ltd.	2,598		5,560
Mitek Systems, Inc.*	5,113		36,354
MobileIron, Inc.*	8,087		24,665
Model N, Inc.*	3,856		51,478
NetSol Technologies, Inc.*	1,430		8,351
Park City Group, Inc. (x)*	2,255		20,227
PROS Holdings, Inc.*	4,375		76,256
QAD, Inc., Class A	1,634		31,487
Rosetta Stone, Inc.*	3,357		26,017
Rubicon Project, Inc.*	34,609		472,413
Sapiens International Corp. N.V.	4,209		49,287
SeaChange International, Inc.*	6,043		19,277
Silver Spring Networks, Inc.*	49,129		596,917
SITO Mobile Ltd.*	2,464		8,920
Tangoe, Inc.*	4,823		37,234
Telenav, Inc.*	5,675		28,943
Top Image Systems Ltd.*	2,481		4,764
TubeMogul, Inc. (x)*	22,710		270,249
Upland Software, Inc.*	1,197		9,121
Varonis Systems, Inc. (x)*	1,858		44,629
VirnetX Holding Corp. (x)*	8,422		33,688
Voltari Corp. (x)*	696		2,520
Workiva, Inc. (x)*	3,811		52,058
Xura, Inc.*	4,137		101,067
Zedge, Inc., Class B*	891		4,090
Zix Corp.*	9,260		34,725

			6,286,271

Technology Hardware, Storage & Peripherals (0.5%)
AstroNova, Inc.	960		14,611
Avid Technology, Inc.*	5,625		32,681
Concurrent Computer Corp.	1,547		8,075
CPI Card Group, Inc. (x)	3,655		18,312
Cray, Inc.*	9,690		289,925
Crossroads Systems, Inc.*	—	@	1
Hutchinson Technology, Inc.*	5,795		19,645
Imation Corp. (x)*	3,140		3,925
Immersion Corp. (x)*	5,046		37,038
Intevac, Inc.*	3,311		18,807
Silicon Graphics International Corp.*	6,309		31,734
TransAct Technologies, Inc.	1,373		11,011
USA Technologies, Inc. (x)*	6,252		26,696
Xplore Technologies Corp.*	1,382		3,317

			515,778

Total Information Technology			25,723,390

Materials (2.6%)
Chemicals (1.3%)
AgroFresh Solutions, Inc. (x)*	3,815		$20,258
American Vanguard Corp.	4,902		74,069
Chase Corp.	1,226		72,420
Codexis, Inc.*	5,702		22,979
Core Molding Technologies, Inc.*	1,216		16,599
Ferro Corp.*	45,050		602,769
Flotek Industries, Inc. (x)*	9,042		119,354
FutureFuel Corp.	4,334		47,154
Hawkins, Inc.	1,669		72,451
Intrepid Potash, Inc.*	9,741		14,027
KMG Chemicals, Inc.	1,565		40,674
Koppers Holdings, Inc.*	3,531		108,508
LSB Industries, Inc.*	3,585		43,307
Northern Technologies International Corp.*	696		7,684
OMNOVA Solutions, Inc.*	7,305		52,961
Senomyx, Inc. (x)*	7,748		21,307
TerraVia Holdings, Inc. (x)*	13,644		35,747
Trecora Resources*	3,458		36,067

			1,408,335

Construction Materials (0.8%)
U.S. Concrete, Inc. (x)*	14,287		870,221
United States Lime & Minerals, Inc.	343		20,234

			890,455

Containers & Packaging (0.1%)
AEP Industries, Inc.	701		56,403
Myers Industries, Inc.	3,808		54,835
UFP Technologies, Inc.*	1,115		25,132

			136,370

Metals & Mining (0.4%)
A.M. Castle & Co. (x)*	2,238		3,670
Ampco-Pittsburgh Corp.	1,488		16,829
Friedman Industries, Inc.	1,140		6,646
Gold Resource Corp.	8,481		30,447
Handy & Harman Ltd.*	512		13,409
Haynes International, Inc.	2,160		69,293
Olympic Steel, Inc.	1,594		43,532
Pershing Gold Corp. (x)*	2,236		9,593
Ryerson Holding Corp. (x)*	1,897		33,198
Schnitzer Steel Industries, Inc., Class A	4,534		79,798
SunCoke Energy, Inc.	11,197		65,167
Synalloy Corp.	1,450		11,107
TimkenSteel Corp. (x)	6,849		65,887
Universal Stainless & Alloy Products, Inc. (x)*	1,263		13,767

			462,343

Paper & Forest Products (0.0%)
Rentech, Inc. (x)*	3,906		9,374

Total Materials			2,906,877

Telecommunication Services (1.3%)
Diversified Telecommunication Services (1.2%)
8x8, Inc.*	52,134		761,678
Alaska Communications Systems Group, Inc.*	8,607		14,632

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

FairPoint Communications, Inc.*	3,684	$54,081
General Communication, Inc., Class A*	5,031	79,490
Hawaiian Telcom Holdco, Inc.*	1,048	22,207
IDT Corp., Class B	3,015	42,783
Inteliquent, Inc.	5,660	112,577
Intelsat S.A.*	5,079	13,104
Lumos Networks Corp.*	3,277	39,652
magicJack VocalTec Ltd.*	2,112	13,284
Ooma, Inc.*	1,620	13,268
ORBCOMM, Inc.*	11,218	111,619
pdvWireless, Inc. (x)*	1,703	36,427
Straight Path Communications, Inc., Class B (x)*	1,663	46,015

		1,360,817

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	6,180	55,126
NII Holdings, Inc.*	9,302	29,580
Spok Holdings, Inc.	3,557	68,170

		152,876

Total Telecommunication Services		1,513,693

Utilities (0.8%)
Electric Utilities (0.0%)
Genie Energy Ltd., Class B*	2,256	15,273
Spark Energy, Inc., Class A	850	28,093

		43,366

Gas Utilities (0.1%)
Delta Natural Gas Co., Inc. (x)	1,191	32,085
Gas Natural, Inc.	1,696	11,855
RGC Resources, Inc.	777	18,858

		62,798

Independent Power and Renewable Electricity Producers (0.1%)
Atlantic Power Corp.	21,168	52,497
TerraForm Global, Inc., Class A	15,855	51,687
Vivint Solar, Inc.*	3,979	12,215

		116,399

Multi-Utilities (0.1%)
Unitil Corp.	2,409	102,792

Water Utilities (0.5%)
Artesian Resources Corp., Class A	1,346	45,656
Cadiz, Inc. (x)*	2,921	17,146
Connecticut Water Service, Inc.	1,882	105,768
Consolidated Water Co., Ltd.	2,531	33,055
Global Water Resources, Inc.	1,430	12,584
Middlesex Water Co.	2,757	119,599
Pure Cycle Corp. (x)*	3,005	14,154
SJW Corp.	2,835	111,642
York Water Co.	2,239	71,738

		531,342

Total Utilities		856,697

Total Common Stocks (97.1%) (Cost $112,167,616)		109,578,904

	Number of Warrants	Value (Note 1)

WARRANTS:
Industrials (0.0%)
Marine (0.0%)
Eagle Bulk Shipping, Inc., expiring 10/15/21* (Cost $—)	452	$18

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	1,809,636	1,809,636

	Principal Amount	Value (Note 1)
Repurchase Agreements (14.8%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $1,600,020, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $1,632,000. (xx)	$1,600,000	1,600,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $1,100,013, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $1,122,002. (xx)	1,100,000	1,100,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $2,000,020, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $2,040,009. (xx)	2,000,000	2,000,000
HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $2,000,021, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $2,040,042. (xx)	2,000,000	2,000,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $3,425,635, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $3,494,107. (xx)	3,425,595	3,425,595

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $1,000,013, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $1,020,014. (xx)	$1,000,000	$1,000,000
Natixis, 0.600%, dated 6/30/16, due 7/1/16, repurchase price $1,500,025, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50; total market value $1,530,026. (xx)	1,500,000	1,500,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $1,000,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $1,020,000. (xx)	1,000,000	1,000,000
RBC Capital Markets, 0.420%, dated 6/30/16, due 7/1/16, repurchase price $2,000,023, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-4.500%, maturing 8/1/26-3/1/46; total market value $2,040,000. (xx)	2,000,000	2,000,000

RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $1,010,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $1,030,202. (xx)	$1,010,000	$1,010,000

Total Repurchase Agreements		16,635,595

Total Short-Term Investments (16.4%) (Cost $18,445,231)		18,445,231

Total Investments (113.5%) (Cost $130,612,847)		128,024,153
Other Assets Less Liabilities (-13.5%)		(15,221,031)

Net Assets (100%)		$112,803,122

*	Non-income producing.
†	Securities (totaling $16,746 or 0.0% of net assets) held at fair value by management.
@	Shares are less than 0.5.
(b)	Illiquid Security.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $16,091,240. This was secured by collateral of $16,635,595 which was received as cash and subsequently invested in short-term investments currently valued at $16,635,595, as reported in the Portfolio of Investments, and $3,143 collateralized by various U.S. Government Treasury Securities, ranging from 0.250%-2.375%, maturing 2/29/20-1/15/25.

Glossary:

ADR	— American Depositary Receipt

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	8	September-16	$946,231	$917,920	$(28,311)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (c)	Total
Assets:
Common Stocks
Consumer Discretionary	$16,009,913	$53,394	$—	$16,063,307
Consumer Staples	2,702,091	8,887	1,303	2,712,281
Energy	2,674,257	—	23	2,674,280
Financials	18,119,780	4,720	15,420	18,139,920
Health Care	25,875,503	—	—	25,875,503
Industrials	13,074,271	38,685	—	13,112,956
Information Technology	25,683,871	39,519	—	25,723,390
Materials	2,906,877	—	—	2,906,877
Telecommunication Services	1,513,693	—	—	1,513,693
Utilities	856,697	—	—	856,697
Short-Term Investments
Investment Companies	1,809,636	—	—	1,809,636
Repurchase Agreements	—	16,635,595	—	16,635,595
Warrants
Industrials	18	—	—	18

Total Assets	$111,226,607	$16,780,800	$16,746	$128,024,153

Liabilities:
Futures	$(28,311)	$—	$—	$(28,311)

Total Liabilities	$(28,311)	$—	$—	$(28,311)

Total	$111,198,296	$16,780,800	$16,746	$127,995,842

(a)	A security with a market value of $72,601 transferred from Level 2 to Level 1 at the end of the period due to active trading.
(b)	Securities with a market value of $47,279 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.
(c)	Securities with a market value of $16,723 transferred from Level 1 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(28,311	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$(91,681)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$(19,983)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $844,000 during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets

Citigroup Global Markets Ltd.	$1,600,000	$—	$1,600,000	$(1,600,000)	$—
Deutsche Bank AG	1,100,000	—	1,100,000	(1,100,000)	—
HSBC Securities, Inc.	4,000,000	—	4,000,000	(4,000,000)	—
Merrill Lynch PFS, Inc.	3,425,595	—	3,425,595	(3,425,595)	—
Natixis	2,500,000	—	2,500,000	(2,500,000)	—
Nomura Securities Co., Ltd.	1,000,000	—	1,000,000	(1,000,000)	—
RBC Capital Markets	2,000,000	—	2,000,000	(2,000,000)	—
RBS Securities, Inc.	1,010,000	—	1,010,000	(1,010,000)	—

Total	$16,635,595	$—	$16,635,595	$(16,635,595)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 3%)*	$61,275,150
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 8%)*	$64,355,275

*	During the period ended June 30, 2016, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,004,984
Aggregate gross unrealized depreciation	(16,710,253)

Net unrealized depreciation	$(3,705,269)

Federal income tax cost of investments	$131,729,422

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $113,977,252)	$111,388,558
Repurchase Agreements (Cost $16,635,595)	16,635,595
Cash	653,230
Cash held as collateral at broker	44,200
Receivable for securities sold	1,428,304
Dividends, interest and other receivables	132,163
Security lending income receivable	42,374
Due from broker for futures variation margin	13,854
Receivable from Separate Accounts for Trust shares sold	8,670
Due from Custodian	1,080
Other assets	1,208

Total assets	130,349,236

LIABILITIES
Payable on return of securities loaned	16,635,595
Payable for securities purchased	771,805
Investment management fees payable	72,583
Payable to Separate Accounts for Trust shares redeemed	17,088
Administrative fees payable	11,640
Trustees’ fees payable	175
Distribution fees payable – Class IB	18
Accrued expenses	37,210

Total liabilities	17,546,114

NET ASSETS	$112,803,122

Net assets were comprised of:
Paid in capital	$126,336,315
Accumulated undistributed net investment income (loss)	139,113
Accumulated undistributed net realized gain (loss) on investments and futures	(11,055,301)
Net unrealized appreciation (depreciation) on investments and futures	(2,617,005)

Net assets	$112,803,122

Class IB
Net asset value, offering and redemption price per share, $87,914 / 10,346 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.50

Class K
Net asset value, offering and redemption price per share, $112,715,208 / 13,223,392 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.52

(x)	Includes value of securities on loan of $16,091,240.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends (net of $403 foreign withholding tax)	$542,547
Interest	1,105
Securities lending (net)	85,805

Total income	629,457

EXPENSES
Investment management fees	460,054
Administrative fees	68,024
Custodian fees	40,772
Professional fees	25,969
Printing and mailing expenses	3,684
Trustees’ fees	1,352
Distribution fees – Class IB	103
Miscellaneous	6,315

Gross expenses	606,273
Less: Waiver from investment manager	(38,092)

Net expenses	568,181

NET INVESTMENT INCOME (LOSS)	61,276

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(8,200,665)
Futures	(91,681)

Net realized gain (loss)	(8,292,346)

Change in unrealized appreciation (depreciation) on:
Investments	2,281,123
Futures	(19,983)

Net change in unrealized appreciation (depreciation)	2,261,140

NET REALIZED AND UNREALIZED GAIN (LOSS)	(6,031,206)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,969,930)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$61,276	$(368,001)
Net realized gain (loss) on investments and futures	(8,292,346)	11,433,468
Net change in unrealized appreciation (depreciation) on investments and futures	2,261,140	(18,128,940)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(5,969,930)	(7,063,473)

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IB	—	(11,012)
Class K	—	(14,402,234)

TOTAL DISTRIBUTIONS	—	(14,413,246)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 0 and 9,126 shares, respectively ]	—	100,000
Capital shares issued in reinvestment of distributions [ 0 and 1,220 shares, respectively ]	—	11,012
Capital shares repurchased [ 0 and (2,500) shares, respectively ]	—	(28,715)

Total Class IB transactions	—	82,297

Class K
Capital shares sold [ 425,267 and 605,485 shares, respectively ]	3,190,725	6,327,714
Capital shares issued in reinvestment of distributions [ 0 and 1,593,234 shares, respectively ]	—	14,402,234
Capital shares repurchased [ (745,518) and (391,824) shares, respectively ]	(5,960,863)	(4,258,771)

Total Class K transactions	(2,770,138)	16,471,177

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,770,138)	16,553,474

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,740,068)	(4,923,245)
NET ASSETS:
Beginning of period	121,543,190	126,466,435

End of period (a)	$112,803,122	$121,543,190

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$139,113	$77,837

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2016 (Unaudited)	May 1, 2015** to December 31, 2015		January 1, 2015 to April 13, 2015‡		April 21, 2014* to December 31, 2014
Net asset value, beginning of period	$8.95	$10.96		$10.76		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)	(0.04)		(0.01)		(0.04)
Net realized and unrealized gain (loss) on investments and futures	(0.44)	(0.77)		0.74		0.80

Total from investment operations	(0.45)	(0.81)		0.73		0.76

Less distributions:
Distributions from net realized gains	—	(1.20)		—		—

Net asset value, end of period	$8.50	$8.95		$11.49		$10.76

Total return (b)	(5.03)%	(7.42)%		6.78%		7.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$88	$93		$—		$27
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.30%	1.30%		1.30%		1.30%
Before waivers and reimbursements (a)(f)	1.37%	1.35%		1.33%		6.01%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.13)%	(0.56	)%(l)	(0.41	)%(l)	(0.54	)%(l)
Before waivers and reimbursements (a)(f)	(0.20)%	(0.61	)%(l)	(0.44	)%(l)	(5.25	)%(l)
Portfolio turnover rate (z)^	56%	123%		123%		85%

Class K	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	April 21, 2014* to December 31, 2014
Net asset value, beginning of period	$8.97	$10.77	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments and futures	(0.45)	(0.57)	0.79

Total from investment operations	(0.45)	(0.60)	0.77

Less distributions:
Distributions from net realized gains	—	(1.20)	—

Net asset value, end of period	$8.52	$8.97	$10.77

Total return (b)	(5.02)%	(5.60)%	7.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$112,715	$121,451	$126,440
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.05%	1.05%	1.05%
Before waivers and reimbursements (a)(f)	1.12%	1.09%	1.14%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.11%	(0.29)%	(0.28	)%(l)
Before waivers and reimbursements (a)(f)	0.04%	(0.33)%	(0.37	)%(l)
Portfolio turnover rate (z)^	56%	123%	85%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
**	Resumed operations.
‡	After the close of business on April 30, 2015, operations ceased and shares were fully redeemed.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Information Technology	27.1%
Repurchase Agreements	20.5
Health Care	20.4
Consumer Discretionary	19.8
Industrials	17.3
Financials	6.7
Investment Companies	2.6
Materials	2.5
Consumer Staples	1.6
Telecommunication Services	0.5
Energy	0.5
Utilities	0.4
Cash and Other	(19.9)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or services (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IB
Actual	$1,000.00	$1,001.09	$5.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.90	6.02
Class K
Actual	1,000.00	1,002.19	4.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.14	4.77

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.20% and 0.95%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (19.8%)
Auto Components (0.7%)
American Axle & Manufacturing Holdings, Inc.*	11,393	$164,971
Cooper-Standard Holding, Inc.*	2,001	158,059
Dorman Products, Inc.*	3,925	224,510
Drew Industries, Inc.	3,504	297,279
Fox Factory Holding Corp.*	3,198	55,549
Gentherm, Inc.*	5,433	186,080
Horizon Global Corp.*	2,571	29,181
Metaldyne Performance Group, Inc.	1,384	19,030
Motorcar Parts of America, Inc.*	2,542	69,092
Standard Motor Products, Inc.	1,841	73,235
Stoneridge, Inc.*	3,897	58,221
Tenneco, Inc.*	8,316	387,609
Unique Fabricating, Inc. (x)	863	11,556
Workhorse Group, Inc. (x)*	1,499	10,268

		1,744,640

Automobiles (0.0%)
Winnebago Industries, Inc.	3,871	88,723

Distributors (0.1%)
Core-Mark Holding Co., Inc.	6,751	316,352

Diversified Consumer Services (0.6%)
Bright Horizons Family Solutions, Inc.*	6,457	428,164
Capella Education Co.	1,530	80,539
Carriage Services, Inc.	1,975	46,768
Chegg, Inc.*	4,773	23,865
Collectors Universe, Inc.	1,194	23,582
Grand Canyon Education, Inc.*	6,649	265,428
Houghton Mifflin Harcourt Co.*	12,373	193,390
Liberty Tax, Inc.	963	12,827
LifeLock, Inc. (x)*	12,593	199,095
Sotheby’s, Inc. (x)	4,513	123,656
Strayer Education, Inc.*	703	34,538
Weight Watchers International, Inc. (x)*	3,877	45,090

		1,476,942

Hotels, Restaurants & Leisure (7.0%)
Biglari Holdings, Inc.*	12	4,840
BJ’s Restaurants, Inc.*	3,483	152,660
Bloomin’ Brands, Inc.	16,842	300,967
Bob Evans Farms, Inc.	2,866	108,765
Bojangles’, Inc.*	1,513	25,645
Boyd Gaming Corp.*	12,213	224,719
Buffalo Wild Wings, Inc.*	2,784	386,837
Carrols Restaurant Group, Inc.*	4,308	51,265
Century Casinos, Inc.*	1,206	7,513
Cheesecake Factory, Inc.	6,690	322,057
Churchill Downs, Inc.	1,994	251,962
Chuy’s Holdings, Inc.*	2,366	81,887
ClubCorp Holdings, Inc.	9,718	126,334
Cracker Barrel Old Country Store, Inc. (x)	2,652	454,738
Dave & Buster’s Entertainment, Inc.*	5,603	262,164

Del Frisco’s Restaurant Group, Inc.*	300	$4,296
Denny’s Corp.*	8,244	88,458
Diamond Resorts International, Inc. (x)*	5,522	165,439
DineEquity, Inc.	1,489	126,237
Eldorado Resorts, Inc.*	3,816	57,984
Empire Resorts, Inc.*	28	442
Fiesta Restaurant Group, Inc.*	79,032	1,723,688
Golden Entertainment, Inc. (x)	340	3,975
Habit Restaurants, Inc., Class A (x)*	69,674	1,141,260
Interval Leisure Group, Inc.	1,558	24,772
Isle of Capri Casinos, Inc.*	3,597	65,897
Jack in the Box, Inc.	3,748	322,028
Jamba, Inc. (x)*	2,072	21,321
Kona Grill, Inc.*	590	6,325
Krispy Kreme Doughnuts, Inc.*	8,481	177,762
La Quinta Holdings, Inc.*	2,451	27,941
Lindblad Expeditions Holdings, Inc.*	1,997	19,231
Marriott Vacations Worldwide Corp.	196	13,424
Nathan’s Famous, Inc.*	432	19,224
Noodles & Co. (x)*	1,301	12,724
Papa John’s International, Inc.	4,013	272,884
Penn National Gaming, Inc.*	9,561	133,376
Pinnacle Entertainment, Inc.*	647	7,169
Planet Fitness, Inc., Class A (x)*	2,253	42,537
Popeyes Louisiana Kitchen, Inc.*	3,163	172,826
Potbelly Corp.*	3,368	42,235
Red Robin Gourmet Burgers, Inc.*	371	17,597
Red Rock Resorts, Inc., Class A*	4,527	99,503
Ruth’s Hospitality Group, Inc.	4,606	73,466
Scientific Games Corp., Class A (x)*	7,590	69,752
SeaWorld Entertainment, Inc. (x)	9,730	139,431
Shake Shack, Inc., Class A (x)*	120,923	4,405,225
Sonic Corp.	6,972	188,593
Texas Roadhouse, Inc.	9,742	444,235
Wingstop, Inc. (x)*	54,266	1,478,749
Zoe’s Kitchen, Inc. (x)*	78,551	2,849,045

		17,221,404

Household Durables (0.6%)
Bassett Furniture Industries, Inc.	840	20,110
Cavco Industries, Inc.*	1,233	115,532
Century Communities, Inc.*	225	3,901
Ethan Allen Interiors, Inc.	3,585	118,448
Helen of Troy Ltd.*	4,118	423,495
Hooker Furniture Corp.	139	2,987
Installed Building Products, Inc.*	2,918	105,894
iRobot Corp.*	3,896	136,672
KB Home	2,636	40,093
La-Z-Boy, Inc.	3,000	83,460
LGI Homes, Inc. (x)*	2,122	67,777
Libbey, Inc.	238	3,782
M.D.C. Holdings, Inc.	2,358	57,394
M/I Homes, Inc.*	677	12,748
Meritage Homes Corp.*	419	15,729

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

New Home Co., Inc.*	257	$2,452
Taylor Morrison Home Corp., Class A*	4,733	70,238
TopBuild Corp.*	761	27,548
TRI Pointe Group, Inc.*	1,478	17,470
Universal Electronics, Inc.*	2,058	148,752
ZAGG, Inc.*	403	2,116

		1,476,598

Internet & Catalog Retail (2.9%)
1-800-Flowers.com, Inc., Class A*	1,162	10,481
Blue Nile, Inc.	22,046	603,620
Duluth Holdings, Inc., Class B (x)*	1,372	33,559
Etsy, Inc.*	155,809	1,494,208
Gaiam, Inc., Class A (x)*	808	6,254
HSN, Inc.	4,636	226,840
Liberty TripAdvisor Holdings, Inc., Class A*	10,789	236,063
MakeMyTrip Ltd. (x)*	33,545	498,479
Nutrisystem, Inc.	4,198	106,461
Ocado Group plc (x)*	325,236	1,002,188
Overstock.com, Inc.*	2,122	34,185
PetMed Express, Inc.	2,893	54,273
Shutterfly, Inc.*	5,120	238,643
Wayfair, Inc., Class A (x)*	65,452	2,552,628

		7,097,882

Leisure Products (0.2%)
Arctic Cat, Inc. (x)	834	14,178
Callaway Golf Co.	5,005	51,101
Malibu Boats, Inc., Class A*	2,815	34,005
Marine Products Corp.	1,528	12,927
MCBC Holdings, Inc.	1,207	13,337
Nautilus, Inc.*	4,595	81,975
Smith & Wesson Holding Corp.*	8,100	220,158
Sturm Ruger & Co., Inc.	2,714	173,723

		601,404

Media (0.8%)
AMC Entertainment Holdings, Inc., Class A	309	8,532
Carmike Cinemas, Inc.*	2,311	69,607
Central European Media Enterprises Ltd., Class A (x)*	10,624	22,417
Daily Journal Corp.*	107	25,358
DreamWorks Animation SKG, Inc., Class A*	11,430	467,144
Entravision Communications Corp., Class A	9,436	63,410
Global Eagle Entertainment, Inc.*	469	3,114
Gray Television, Inc.*	5,872	63,711
Hemisphere Media Group, Inc. (x)*	730	8,614
IMAX Corp.*	8,747	257,862
Liberty Braves Group, Class C (x)*	306	4,486
Liberty Media Group, Class A*	559	10,699
Liberty Media Group, Class C*	1,163	22,062
Loral Space & Communications, Inc.*	1,856	65,461

MDC Partners, Inc., Class A	2,266	$41,445
MSG Networks, Inc., Class A*	2,900	44,486
New Media Investment Group, Inc.	918	16,588
Nexstar Broadcasting Group, Inc., Class A (x)	4,432	210,875
Radio One, Inc., Class D (x)*	3,083	9,835
Reading International, Inc., Class A*	523	6,532
Sinclair Broadcast Group, Inc., Class A	9,791	292,359
tronc, Inc.	2,288	31,574
World Wrestling Entertainment, Inc., Class A (x)	5,268	96,984

		1,843,155

Multiline Retail (1.5%)
Big Lots, Inc.	7,344	368,008
Fred’s, Inc., Class A	295	4,753
Ollie’s Bargain Outlet Holdings, Inc. (x)*	133,633	3,326,125
Sears Holdings Corp. (x)*	328	4,464

		3,703,350

Specialty Retail (4.8%)
American Eagle Outfitters, Inc. (x)	22,124	352,435
Asbury Automotive Group, Inc.*	2,970	156,638
Ascena Retail Group, Inc.*	8,365	58,471
Buckle, Inc. (x)	1,390	36,126
Build-A-Bear Workshop, Inc.*	175	2,349
Burlington Stores, Inc.*	22,642	1,510,448
Cato Corp., Class A	669	25,235
Chico’s FAS, Inc.	17,455	186,943
Children’s Place, Inc.	2,774	222,419
Container Store Group, Inc. (x)*	502	2,686
Destination XL Group, Inc.*	3,574	16,333
Finish Line, Inc., Class A	1,840	37,150
Five Below, Inc.*	147,524	6,846,589
Francesca’s Holdings Corp.*	6,087	67,261
Genesco, Inc.*	353	22,701
GNC Holdings, Inc., Class A	10,148	246,495
Group 1 Automotive, Inc.	736	36,329
Hibbett Sports, Inc. (x)*	2,629	91,463
Kirkland’s, Inc.*	946	13,887
Lithia Motors, Inc., Class A	3,511	249,527
MarineMax, Inc.*	2,100	35,637
Mattress Firm Holding Corp. (x)*	2,438	81,795
Monro Muffler Brake, Inc.	4,643	295,109
Outerwall, Inc. (x)	2,468	103,656
Party City Holdco, Inc.*	1,701	23,661
Pier 1 Imports, Inc. (x)	1,809	9,298
Restoration Hardware Holdings, Inc. (x)*	28,864	827,820
Select Comfort Corp.*	6,730	143,887
Sportsman’s Warehouse Holdings, Inc. (x)*	3,498	28,194
Stein Mart, Inc.	4,393	33,914
Tailored Brands, Inc. (x)	2,061	26,092
Tile Shop Holdings, Inc.*	4,720	93,834
Vitamin Shoppe, Inc.*	288	8,804
Winmark Corp.	347	34,585

		11,927,771

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Textiles, Apparel & Luxury Goods (0.6%)
Columbia Sportswear Co.	3,981	$229,067
Crocs, Inc.*	11,095	125,152
Culp, Inc.	1,608	44,429
Deckers Outdoor Corp.*	328	18,866
G-III Apparel Group Ltd.*	5,093	232,852
Oxford Industries, Inc.	2,210	125,130
Steven Madden Ltd.*	9,105	311,209
Superior Uniform Group, Inc.	1,176	22,450
Tumi Holdings, Inc.*	8,362	223,600
Vera Bradley, Inc.*	2,029	28,751
Vince Holding Corp.*	169	926
Wolverine World Wide, Inc.	2,193	44,562

		1,406,994

Total Consumer Discretionary		48,905,215

Consumer Staples (1.6%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*	1,307	223,536
Coca-Cola Bottling Co. Consolidated	685	101,017
Craft Brew Alliance, Inc.*	606	6,981
MGP Ingredients, Inc.	1,836	70,191
National Beverage Corp.*	1,722	108,159
Primo Water Corp.*	3,015	35,607

		545,491

Food & Staples Retailing (0.2%)
Chefs’ Warehouse, Inc.*	2,555	40,880
Performance Food Group Co.*	5,575	150,023
PriceSmart, Inc.	2,950	276,032
Smart & Final Stores, Inc.*	2,324	34,604

		501,539

Food Products (0.8%)
Alico, Inc.	48	1,452
Amplify Snack Brands, Inc. (x)*	4,228	62,363
B&G Foods, Inc.	9,119	439,536
Calavo Growers, Inc.	2,275	152,425
Cal-Maine Foods, Inc. (x)	3,499	155,076
Darling Ingredients, Inc.*	6,468	96,373
Dean Foods Co.	6,785	122,741
Farmer Brothers Co.*	1,212	38,857
Fresh Del Monte Produce, Inc.	278	15,131
Freshpet, Inc. (x)*	3,079	28,727
Inventure Foods, Inc.*	2,896	22,618
J&J Snack Foods Corp.	2,220	264,779
John B. Sanfilippo & Son, Inc.	318	13,556
Lancaster Colony Corp.	2,767	353,097
Landec Corp.*	950	10,222
Lifeway Foods, Inc.*	670	6,479
Limoneira Co. (x)	1,697	29,901
Omega Protein Corp.*	237	4,737
Tootsie Roll Industries, Inc.	2,490	95,940

		1,914,010

Household Products (0.2%)
Central Garden & Pet Co.*	201	4,589
Central Garden & Pet Co., Class A*	711	15,436
HRG Group, Inc.*	17,542	240,851

Orchids Paper Products Co.	1,312	$46,668
WD-40 Co.	2,060	241,947

		549,491

Personal Products (0.1%)
Avon Products, Inc.	13,442	50,811
Elizabeth Arden, Inc.*	3,088	42,491
Inter Parfums, Inc.	1,102	31,484
Lifevantage Corp. (x)*	1,987	27,023
Medifast, Inc.	1,527	50,803
Natural Health Trends Corp. (x)	1,131	31,883
Revlon, Inc., Class A*	514	16,541
Synutra International, Inc.*	793	3,021
USANA Health Sciences, Inc.*	774	86,247

		340,304

Tobacco (0.1%)
Turning Point Brands, Inc.*	447	4,591
Vector Group Ltd. (x)	5,670	127,121

		131,712

Total Consumer Staples		3,982,547

Energy (0.5%)
Energy Equipment & Services (0.2%)
PHI, Inc. (Non-Voting)*	98	1,752
RigNet, Inc.*	83	1,112
TETRA Technologies, Inc.*	7,365	46,915
U.S. Silica Holdings, Inc. (x)	9,462	326,155

		375,934

Oil, Gas & Consumable Fuels (0.3%)
Abraxas Petroleum Corp.*	6,832	7,720
Callon Petroleum Co.*	17,929	201,343
Carrizo Oil & Gas, Inc.*	8,277	296,731
Evolution Petroleum Corp.	3,897	21,317
Isramco, Inc.*	132	10,857
Matador Resources Co.*	12,308	243,698
Panhandle Oil and Gas, Inc., Class A	1,229	20,487
Par Pacific Holdings, Inc.*	1,442	22,120
Renewable Energy Group, Inc.*	524	4,627
Sanchez Energy Corp. (x)*	1,650	11,649
Synergy Resources Corp.*	3,367	22,424

		862,973

Total Energy		1,238,907

Financials (6.7%)
Banks (0.9%)
Allegiance Bancshares, Inc.*	187	4,653
Ameris Bancorp	3,651	108,435
Atlantic Capital Bancshares, Inc. (x)*	393	5,683
Avenue Financial Holdings, Inc. (x)*	1,038	20,397
Banc of California, Inc.	5,088	92,093
Bank of the Ozarks, Inc.	12,426	466,224
Bankwell Financial Group, Inc.	210	4,633
Blue Hills Bancorp, Inc.	311	4,590
BNC Bancorp	633	14,375
C1 Financial, Inc.*	1,061	24,753

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Capital Bank Financial Corp., Class A	1,478	$42,566
Cardinal Financial Corp.	315	6,911
CoBiz Financial, Inc.	509	5,955
County Bancorp, Inc. (x)	408	8,413
CU Bancorp*	277	6,296
Customers Bancorp, Inc.*	1,439	36,162
Eagle Bancorp, Inc.*	3,516	169,155
First Connecticut Bancorp, Inc./Connecticut	360	5,962
First Financial Bankshares, Inc.	5,796	190,051
First Foundation, Inc.*	603	12,964
Franklin Financial Network, Inc.*	361	11,321
Heritage Commerce Corp.	434	4,570
Home BancShares, Inc./Arkansas	17,910	354,439
Live Oak Bancshares, Inc.	2,774	39,141
National Bank Holdings Corp., Class A	4,150	84,494
Opus Bank	1,606	54,283
Pacific Premier Bancorp, Inc.*	1,332	31,968
Park Sterling Corp.	2,311	16,385
Pinnacle Financial Partners, Inc.	424	20,712
ServisFirst Bancshares, Inc.	3,362	166,049
Talmer Bancorp, Inc., Class A	6,572	125,985
Texas Capital Bancshares, Inc.*	489	22,866
Union Bankshares, Inc./Vermont (x)	483	17,562
Veritex Holdings, Inc.*	309	4,950

		2,184,996

Capital Markets (1.9%)
Artisan Partners Asset Management, Inc., Class A	42,390	1,173,355
BGC Partners, Inc., Class A	32,082	279,434
Cohen & Steers, Inc.	3,124	126,335
Cowen Group, Inc., Class A (x)*	1,071	3,170
Diamond Hill Investment Group, Inc.	443	83,470
Evercore Partners, Inc., Class A	5,771	255,021
Fifth Street Asset Management, Inc.	804	3,248
Financial Engines, Inc. (x)	46,270	1,197,005
GAMCO Investors, Inc., Class A	138	4,522
Greenhill & Co., Inc.	2,975	47,898
Hennessy Advisors, Inc. (x)	422	14,124
Houlihan Lokey, Inc.	2,002	44,785
Investment Technology Group, Inc.	675	11,286
Ladenburg Thalmann Financial Services, Inc.*	1,479	3,490
Medley Management, Inc., Class A	208	1,223
Moelis & Co., Class A	2,693	60,593
OM Asset Management plc	4,179	55,790
Pzena Investment Management, Inc., Class A	1,771	13,477
Silvercrest Asset Management Group, Inc., Class A (x)	913	11,175
Virtu Financial, Inc., Class A	3,601	64,818
Waddell & Reed Financial, Inc., Class A	445	7,663
Westwood Holdings Group, Inc.	1,153	59,725
WisdomTree Investments, Inc. (x)	129,604	1,268,823

		4,790,430

Consumer Finance (0.4%)
First Cash Financial Services, Inc.	4,087	$209,786
Green Dot Corp., Class A*	1,082	24,875
LendingClub Corp. (x)*	150,394	646,694
Regional Management Corp.*	182	2,668

		884,023

Diversified Financial Services (0.0%)
GAIN Capital Holdings, Inc.	693	4,380
PICO Holdings, Inc.*	484	4,578

		8,958

Insurance (0.5%)
AMERISAFE, Inc.	2,072	126,848
Atlas Financial Holdings, Inc.*	752	12,949
Crawford & Co., Class B	1,668	14,161
eHealth, Inc.*	2,820	39,536
Maiden Holdings Ltd.	1,042	12,754
National General Holdings Corp.	4,118	88,208
National Interstate Corp.	242	7,320
Patriot National, Inc. (x)*	1,839	15,043
Primerica, Inc.	6,857	392,495
RLI Corp.	4,627	318,245
State National Cos., Inc.	473	4,981
Third Point Reinsurance Ltd.*	965	11,310
Trupanion, Inc. (x)*	2,159	28,607
United Insurance Holdings Corp.	1,830	29,975
Universal Insurance Holdings, Inc. (x)	3,517	65,346
WMIH Corp. (x)*	29,312	65,073

		1,232,851

Real Estate Investment Trusts (REITs) (2.6%)
Acadia Realty Trust (REIT)	2,318	82,335
Alexander’s, Inc. (REIT)	295	120,723
American Assets Trust, Inc. (REIT)	2,027	86,026
Armada Hoffler Properties, Inc. (REIT)	4,304	59,137
CareTrust REIT, Inc. (REIT)	8,702	119,914
Chesapeake Lodging Trust (REIT)	2,439	56,707
City Office REIT, Inc. (REIT)	2,536	32,917
CoreSite Realty Corp. (REIT)	4,909	435,379
DuPont Fabros Technology, Inc. (REIT)	10,968	521,419
EastGroup Properties, Inc. (REIT)	4,607	317,514
Education Realty Trust, Inc. (REIT)	1,257	57,998
FelCor Lodging Trust, Inc. (REIT)	18,143	113,031
First Industrial Realty Trust, Inc. (REIT)	3,868	107,608
Four Corners Property Trust, Inc. (REIT)	3,890	80,095
Geo Group, Inc. (REIT)	2,468	84,356
Gramercy Property Trust (REIT)	9,496	87,553
Hersha Hospitality Trust (REIT)	489	8,386
iStar, Inc. (REIT)*	11,109	106,535
LTC Properties, Inc. (REIT)	4,820	249,339

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Medical Properties Trust, Inc. (REIT)	11,966	$182,003
Monmouth Real Estate Investment Corp. (REIT)	1,546	20,500
National Health Investors, Inc. (REIT)	5,488	412,094
National Storage Affiliates Trust (REIT)	463	9,640
Orchid Island Capital, Inc. (REIT)	563	5,793
Pennsylvania Real Estate Investment Trust (REIT)	2,996	64,264
Physicians Realty Trust (REIT)	10,351	217,474
Potlatch Corp. (REIT)	6,000	204,600
PS Business Parks, Inc. (REIT)	2,920	309,754
QTS Realty Trust, Inc. (REIT), Class A	6,862	384,135
Retail Opportunity Investments Corp. (REIT)	10,483	227,167
Rexford Industrial Realty, Inc. (REIT)	3,720	78,455
Ryman Hospitality Properties, Inc. (REIT)	6,416	324,970
Sabra Health Care REIT, Inc. (REIT)	1,648	34,006
Saul Centers, Inc. (REIT)	1,279	78,927
STAG Industrial, Inc. (REIT)	10,154	241,767
Terreno Realty Corp. (REIT)	1,577	40,797
UMH Properties, Inc. (REIT)	1,490	16,762
Universal Health Realty Income Trust (REIT)	1,705	97,492
Urban Edge Properties (REIT)	13,231	395,078
Urstadt Biddle Properties, Inc. (REIT), Class A	3,847	95,329
Washington Real Estate Investment Trust (REIT)	3,817	120,083
WP Glimcher, Inc. (REIT)	6,075	67,979

		6,356,041

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.	3,723	134,549
Altisource Portfolio Solutions S.A. (x)*	1,695	47,189
AV Homes, Inc.*	419	5,120
Consolidated-Tomoka Land Co.	511	24,257
Forestar Group, Inc.*	373	4,435
HFF, Inc., Class A	5,230	151,043
Kennedy-Wilson Holdings, Inc.	5,944	112,698
Marcus & Millichap, Inc.*	2,148	54,581
RMR Group, Inc., Class A	994	30,784

		564,656

Thrifts & Mortgage Finance (0.2%)
BofI Holding, Inc. (x)*	8,254	146,178
Essent Group Ltd.*	11,088	241,829
Hingham Institution for Savings	90	11,063
Home Bancorp, Inc.	164	4,505
LendingTree, Inc. (x)*	932	82,324
Meridian Bancorp, Inc.	1,238	18,298

Nationstar Mortgage Holdings, Inc.*	2,305	$25,954
Northfield Bancorp, Inc.	589	8,735

		538,886

Total Financials		16,560,841

Health Care (20.4%)
Biotechnology (5.1%)
Acceleron Pharma, Inc.*	3,990	135,580
Achillion Pharmaceuticals, Inc. (x)*	17,630	137,514
Acorda Therapeutics, Inc.*	902	23,005
Adamas Pharmaceuticals, Inc. (x)*	1,171	17,729
Aduro Biotech, Inc. (x)*	5,076	57,410
Advaxis, Inc. (x)*	5,118	41,405
Agenus, Inc.*	9,126	36,960
Agios Pharmaceuticals, Inc. (x)*	8,890	372,447
Aimmune Therapeutics, Inc.*	3,775	40,845
Akebia Therapeutics, Inc.*	1,470	10,996
Alder Biopharmaceuticals, Inc. (x)*	6,818	170,245
Alnylam Pharmaceuticals, Inc.*	6,983	387,487
AMAG Pharmaceuticals, Inc. (x)*	1,544	36,932
Amicus Therapeutics, Inc. (x)*	18,453	100,753
Anavex Life Sciences Corp. (x)*	4,819	29,444
Anthera Pharmaceuticals, Inc. (x)*	5,930	18,324
Applied Genetic Technologies Corp.*	1,823	25,759
Ardelyx, Inc.*	553	4,828
Arena Pharmaceuticals, Inc. (x)*	35,823	61,257
Argos Therapeutics, Inc. (x)*	1,454	8,913
ARIAD Pharmaceuticals, Inc. (x)*	24,826	183,464
Array BioPharma, Inc.*	1,926	6,857
Arrowhead Pharmaceuticals, Inc.*	8,130	43,252
Asterias Biotherapeutics, Inc. (x)*	3,115	7,476
Atara Biotherapeutics, Inc. (x)*	191	4,299
Athersys, Inc. (x)*	10,239	22,219
Avexis, Inc. (x)*	715	27,184
Axovant Sciences Ltd. (x)*	3,510	45,068
Bellicum Pharmaceuticals, Inc. (x)*	35,211	456,335
BioCryst Pharmaceuticals, Inc. (x)*	8,580	24,367
BioSpecifics Technologies Corp.*	937	37,424
BioTime, Inc. (x)*	8,894	23,213
Bluebird Bio, Inc.*	2,008	86,926
Blueprint Medicines Corp.*	2,890	58,522
Cara Therapeutics, Inc.*	371	1,784
Celator Pharmaceuticals, Inc.*	4,765	143,808
Cellular Biomedicine Group, Inc. (x)*	1,211	14,520
Cepheid, Inc.*	10,798	332,038
ChemoCentryx, Inc. (x)*	3,049	13,690
Cidara Therapeutics, Inc. (x)*	70	722
Clovis Oncology, Inc. (x)*	4,673	64,114
Coherus Biosciences, Inc. (x)*	4,273	72,171
Concert Pharmaceuticals, Inc.*	986	11,073

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Curis, Inc.*	16,486	$25,718
Cytokinetics, Inc. (x)*	4,872	46,235
CytomX Therapeutics, Inc. (x)*	2,890	29,521
CytRx Corp. (x)*	8,434	18,808
Dimension Therapeutics, Inc.*	544	3,264
Dynavax Technologies Corp.*	5,720	83,398
Eagle Pharmaceuticals, Inc. (x)*	1,341	52,017
Edge Therapeutics, Inc. (x)*	1,075	10,868
Editas Medicine, Inc. (x)*	21,665	528,626
Eiger BioPharmaceuticals, Inc. (x)*	456	9,038
Emergent BioSolutions, Inc.*	4,756	133,739
Epizyme, Inc.*	4,143	42,424
Exact Sciences Corp. (x)*	14,246	174,513
Exelixis, Inc. (x)*	20,526	160,308
FibroGen, Inc.*	7,918	129,934
Five Prime Therapeutics, Inc.*	935	38,662
Flexion Therapeutics, Inc.*	2,670	39,957
Fortress Biotech, Inc. (x)*	4,640	12,482
Foundation Medicine, Inc. (x)*	2,022	37,731
Galena Biopharma, Inc. (x)*	26,697	12,443
Genomic Health, Inc.*	2,787	72,169
Geron Corp. (x)*	22,536	60,396
Global Blood Therapeutics, Inc. (x)*	2,023	33,562
GlycoMimetics, Inc.*	1,403	10,200
Halozyme Therapeutics, Inc. (x)*	16,015	138,209
Heron Therapeutics, Inc. (x)*	4,609	83,192
Idera Pharmaceuticals, Inc. (x)*	11,472	17,552
Ignyta, Inc.*	3,442	18,656
Immune Design Corp.*	1,671	13,635
ImmunoGen, Inc. (x)*	11,990	36,929
Immunomedics, Inc. (x)*	11,300	26,216
Infinity Pharmaceuticals, Inc.*	7,711	10,256
Inotek Pharmaceuticals Corp.*	2,265	16,852
Inovio Pharmaceuticals, Inc. (x)*	9,949	91,929
Insmed, Inc.*	9,028	89,016
Insys Therapeutics, Inc. (x)*	3,342	43,245
Intellia Therapeutics, Inc. (x)*	26,045	556,061
Intrexon Corp. (x)*	26,026	640,500
Invitae Corp. (x)*	3,169	23,419
Ironwood Pharmaceuticals, Inc.*	18,909	247,235
Juno Therapeutics, Inc. (x)*	9,136	351,188
Karyopharm Therapeutics, Inc.*	683	4,583
Keryx Biopharmaceuticals, Inc. (x)*	11,469	75,925
Kite Pharma, Inc. (x)*	5,829	291,450
La Jolla Pharmaceutical Co.*	2,236	35,776
Lexicon Pharmaceuticals, Inc. (x)*	6,158	88,367
Ligand Pharmaceuticals, Inc. (x)*	2,807	334,791
Lion Biotechnologies, Inc. (x)*	6,663	53,970
Loxo Oncology, Inc.*	1,954	45,294
MacroGenics, Inc.*	4,825	130,227
MannKind Corp. (x)*	46,408	53,833
Medgenics, Inc.*	3,252	18,049
MediciNova, Inc. (x)*	4,269	32,231
Merrimack Pharmaceuticals, Inc.*	10,964	59,096
MiMedx Group, Inc.*	14,947	119,277
Minerva Neurosciences, Inc. (x)*	2,340	23,891
Mirati Therapeutics, Inc. (x)*	1,797	9,812
Momenta Pharmaceuticals, Inc.*	2,249	24,289

Myriad Genetics, Inc. (x)*	10,041	$307,255
NantKwest, Inc. (x)*	209	1,300
Natera, Inc.*	3,751	45,256
NewLink Genetics Corp. (x)*	2,360	26,574
Novavax, Inc. (x)*	40,249	292,610
OncoMed Pharmaceuticals, Inc.*	2,526	31,095
Ophthotech Corp.*	4,547	232,033
Organovo Holdings, Inc. (x)*	12,429	46,236
Osiris Therapeutics, Inc. (x)	2,597	13,219
OvaScience, Inc.*	512	2,668
Pfenex, Inc.*	2,421	20,264
PharmAthene, Inc.*	8,454	20,628
Portola Pharmaceuticals, Inc.*	6,560	154,816
Progenics Pharmaceuticals, Inc.*	9,978	42,107
Proteostasis Therapeutics, Inc.*	889	10,784
Prothena Corp. plc (x)*	5,191	181,477
Puma Biotechnology, Inc. (x)*	3,579	106,618
Radius Health, Inc.*	4,604	169,197
Raptor Pharmaceutical Corp.*	13,330	71,582
Regulus Therapeutics, Inc. (x)*	5,522	15,959
Repligen Corp.*	5,114	139,919
Rigel Pharmaceuticals, Inc.*	10,399	23,190
Sage Therapeutics, Inc.*	3,839	115,669
Sangamo BioSciences, Inc.*	10,451	60,511
Sarepta Therapeutics, Inc. (x)*	6,228	118,768
Seres Therapeutics, Inc.*	2,580	74,949
Sorrento Therapeutics, Inc. (x)*	4,225	23,660
Spark Therapeutics, Inc. (x)*	2,496	127,620
Spectrum Pharmaceuticals, Inc.*	2,676	17,581
Stemline Therapeutics, Inc. (x)*	423	2,864
Syndax Pharmaceuticals, Inc.*	396	3,901
Synergy Pharmaceuticals, Inc. (x)*	26,267	99,815
Synthetic Biologics, Inc.*	10,781	19,406
T2 Biosystems, Inc. (x)*	2,219	17,508
TESARO, Inc.*	3,666	308,127
TG Therapeutics, Inc.*	5,552	33,645
Tobira Therapeutics, Inc.*	1,207	15,160
Tokai Pharmaceuticals, Inc. (x)*	1,403	7,731
Trevena, Inc.*	6,459	40,692
Trovagene, Inc. (x)*	3,404	15,420
Ultragenyx Pharmaceutical, Inc.*	5,360	262,158
Vanda Pharmaceuticals, Inc.*	5,254	58,792
Versartis, Inc.*	281	3,108
Vitae Pharmaceuticals, Inc.*	3,805	41,056
Vital Therapies, Inc. (x)*	3,502	21,712
Voyager Therapeutics, Inc. (x)*	738	8,111
vTv Therapeutics, Inc., Class A*	1,725	10,005
XBiotech, Inc. (x)*	2,520	52,718
Xencor, Inc.*	4,787	90,905
ZIOPHARM Oncology, Inc. (x)*	23,028	126,424

		12,702,126

Health Care Equipment & Supplies (3.1%)
Abaxis, Inc.	3,191	150,711
Accuray, Inc. (x)*	11,511	59,742
Analogic Corp.	189	15,014
Anika Therapeutics, Inc.*	1,739	93,297
AtriCure, Inc.*	3,653	51,617
Atrion Corp.	197	84,288
Avinger, Inc. (x)*	1,504	17,943
AxoGen, Inc. (x)*	3,404	23,420

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Cantel Medical Corp.	5,279	$362,826
Cardiovascular Systems, Inc. (x)*	4,755	87,373
Cerus Corp. (x)*	12,636	78,849
ConforMIS, Inc. (x)*	5,089	35,725
Corindus Vascular Robotics, Inc. (x)*	6,782	9,698
CryoLife, Inc.	2,975	35,135
Cutera, Inc.*	2,113	23,687
Cynosure, Inc., Class A*	3,457	168,166
Endologix, Inc. (x)*	12,116	150,965
Entellus Medical, Inc.*	1,040	19,001
GenMark Diagnostics, Inc. (x)*	5,723	49,790
Glaukos Corp.*	2,413	70,363
Globus Medical, Inc., Class A*	10,376	247,260
HeartWare International, Inc.*	2,604	150,381
ICU Medical, Inc.*	1,466	165,291
Inogen, Inc.*	2,393	119,913
Insulet Corp.*	8,575	259,308
Integra LifeSciences Holdings Corp.*	4,450	355,021
InVivo Therapeutics Holdings Corp. (x)*	4,443	25,681
iRadimed Corp.*	684	14,884
Iridex Corp. (x)*	1,081	15,988
K2M Group Holdings, Inc.*	1,139	17,677
LDR Holding Corp.*	4,118	152,160
LeMaitre Vascular, Inc.	1,943	27,727
Masimo Corp.*	6,033	316,823
Meridian Bioscience, Inc.	5,492	107,094
Merit Medical Systems, Inc.*	2,385	47,295
Natus Medical, Inc.*	4,842	183,028
Neogen Corp.*	5,419	304,819
Nevro Corp. (x)*	3,557	262,364
Novocure Ltd. (x)*	7,291	85,086
NuVasive, Inc.*	7,300	435,956
NxStage Medical, Inc.*	9,462	205,136
OraSure Technologies, Inc.*	7,798	46,086
Orthofix International N.V.*	2,542	107,781
Oxford Immunotec Global plc*	3,702	33,318
Penumbra, Inc.*	28,163	1,675,698
Quidel Corp.*	3,623	64,707
Rockwell Medical, Inc. (x)*	6,751	51,105
Second Sight Medical Products, Inc. (x)*	2,042	7,310
Senseonics Holdings, Inc.*	3,820	15,013
Spectranetics Corp.*	6,306	117,985
STAAR Surgical Co.*	5,867	32,327
SurModics, Inc.*	1,865	43,790
Tandem Diabetes Care, Inc.*	2,562	19,317
TransEnterix, Inc. (x)*	712	869
Utah Medical Products, Inc.	502	31,626
Vascular Solutions, Inc.*	2,482	103,400
Veracyte, Inc.*	1,949	9,803
ViewRay, Inc.*	989	4,045
Zeltiq Aesthetics, Inc. (x)*	5,160	141,023

		7,591,705

Health Care Providers & Services (2.7%)
AAC Holdings, Inc. (x)*	1,518	34,641
Aceto Corp.	3,843	84,123
Addus HomeCare Corp.*	109	1,900
Adeptus Health, Inc., Class A (x)*	1,805	93,246

Air Methods Corp.*	5,281	$189,218
Almost Family, Inc.*	279	11,888
Amedisys, Inc.*	4,142	209,088
American Renal Associates Holdings, Inc.*	1,084	31,404
AMN Healthcare Services, Inc.*	6,998	279,710
BioScrip, Inc.*	1,619	4,129
BioTelemetry, Inc.*	3,901	63,586
Capital Senior Living Corp.*	4,147	73,278
Chemed Corp.	2,389	325,645
Civitas Solutions, Inc.*	2,173	45,264
CorVel Corp.*	1,443	62,309
Cross Country Healthcare, Inc.*	4,629	64,436
Diplomat Pharmacy, Inc. (x)*	6,770	236,950
Ensign Group, Inc.	6,929	145,578
ExamWorks Group, Inc.*	5,957	207,601
Genesis Healthcare, Inc.*	2,709	4,795
HealthEquity, Inc.*	83,344	2,532,407
HealthSouth Corp.	13,153	510,600
Landauer, Inc.	1,383	56,924
LHC Group, Inc.*	123	5,323
Magellan Health, Inc.*	2,588	170,213
Molina Healthcare, Inc.*	4,255	212,325
National Research Corp., Class A	1,210	16,577
National Research Corp., Class B	206	6,837
Nobilis Health Corp. (x)*	466	1,039
Owens & Minor, Inc.	1,077	40,258
Providence Service Corp.*	1,916	85,990
Quorum Health Corp.*	4,240	45,410
RadNet, Inc.*	5,238	27,971
Select Medical Holdings Corp.*	1,162	12,631
Surgery Partners, Inc.*	1,570	28,103
Surgical Care Affiliates, Inc.*	3,979	189,679
Team Health Holdings, Inc.*	10,005	406,903
Teladoc, Inc.*	2,937	47,051
U.S. Physical Therapy, Inc.	1,754	105,608

		6,670,638

Health Care Technology (7.1%)
athenahealth, Inc. (x)*	45,093	6,223,285
Castlight Health, Inc., Class B (x)*	211,196	836,336
Computer Programs & Systems, Inc. (x)	1,688	67,385
Cotiviti Holdings, Inc. (x)*	99,455	2,101,484
HealthStream, Inc.*	3,758	99,662
HMS Holdings Corp.*	12,539	220,812
Imprivata, Inc.*	2,266	31,724
Medidata Solutions, Inc.*	89,051	4,173,820
Omnicell, Inc.*	5,185	177,483
Press Ganey Holdings, Inc. (x)*	42,259	1,662,892
Quality Systems, Inc.	7,458	88,825
Veeva Systems, Inc., Class A*	55,965	1,909,526
Vocera Communications, Inc.*	2,577	33,114

		17,626,348

Life Sciences Tools & Services (0.6%)
Accelerate Diagnostics, Inc. (x)*	3,126	44,983
Albany Molecular Research, Inc.*	1,796	24,138
Cambrex Corp.*	4,719	244,114
ChromaDex Corp. (x)*	4,120	17,057
Enzo Biochem, Inc.*	5,418	32,345

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Fluidigm Corp.*	4,318	$38,992
INC Research Holdings, Inc., Class A*	6,127	233,623
Luminex Corp.*	2,429	49,139
NanoString Technologies, Inc.*	2,119	26,699
NeoGenomics, Inc.*	7,776	62,519
Pacific Biosciences of California, Inc. (x)*	11,063	77,828
PAREXEL International Corp.*	7,746	487,068
PRA Health Sciences, Inc.*	3,539	147,789

		1,486,294

Pharmaceuticals (1.8%)
AcelRx Pharmaceuticals, Inc.*	4,963	13,350
Aclaris Therapeutics, Inc. (x)*	1,256	23,198
Aerie Pharmaceuticals, Inc. (x)*	3,497	61,547
Agile Therapeutics, Inc.*	2,372	18,051
Amphastar Pharmaceuticals, Inc.*	5,148	82,986
Ampio Pharmaceuticals, Inc. (x)*	6,214	8,016
ANI Pharmaceuticals, Inc. (x)*	1,185	66,147
Aratana Therapeutics, Inc.*	4,773	30,165
Axsome Therapeutics, Inc. (x)*	1,455	10,971
Bio-Path Holdings, Inc. (x)*	11,836	23,554
Catalent, Inc.*	14,722	338,459
Cempra, Inc. (x)*	6,303	103,936
Collegium Pharmaceutical, Inc. (x)*	1,914	22,681
Corcept Therapeutics, Inc.*	10,802	58,979
Depomed, Inc. (x)*	8,940	175,403
Dermira, Inc.*	3,059	89,476
Durect Corp. (x)*	17,107	20,871
Egalet Corp. (x)*	888	4,404
Flex Pharma, Inc. (x)*	1,323	13,508
Heska Corp.*	940	34,940
Horizon Pharma plc*	23,907	393,748
Impax Laboratories, Inc.*	10,878	313,504
Innoviva, Inc. (x)	10,412	109,638
Intersect ENT, Inc.*	3,650	47,194
Intra-Cellular Therapies, Inc.*	5,005	194,294
Lipocine, Inc.*	2,324	7,065
Medicines Co. (x)*	9,109	306,336
MyoKardia, Inc. (x)*	1,584	19,642
Nektar Therapeutics*	19,222	273,529
Neos Therapeutics, Inc. (x)*	1,756	16,296
Ocular Therapeutix, Inc.*	3,201	15,845
Omeros Corp. (x)*	3,394	35,705
Pacira Pharmaceuticals, Inc.*	5,429	183,120
Paratek Pharmaceuticals, Inc. (x)*	2,133	29,670
Phibro Animal Health Corp., Class A	2,572	47,994
Prestige Brands Holdings, Inc.*	7,838	434,225
Reata Pharmaceuticals, Inc., Class A*	792	15,642
Relypsa, Inc. (x)*	5,534	102,379
Revance Therapeutics, Inc. (x)*	2,895	39,372
Sagent Pharmaceuticals, Inc.*	197	2,951
SciClone Pharmaceuticals, Inc.*	7,623	99,556
Sucampo Pharmaceuticals, Inc., Class A*	3,557	39,020
Supernus Pharmaceuticals, Inc.*	6,814	138,801
Teligent, Inc. (x)*	6,384	45,582
TherapeuticsMD, Inc. (x)*	20,475	174,037

Theravance Biopharma, Inc.*	5,265	$119,463
Titan Pharmaceuticals, Inc.*	2,550	13,949
WaVe Life Sciences Ltd. (x)*	828	17,131
XenoPort, Inc.*	8,248	58,066

		4,494,396

Total Health Care		50,571,507

Industrials (17.3%)
Aerospace & Defense (2.7%)
Aerojet Rocketdyne Holdings, Inc.*	4,534	82,881
Aerovironment, Inc.*	457	12,705
Astronics Corp.*	2,801	93,161
BWX Technologies, Inc.	156,326	5,591,781
Curtiss-Wright Corp.	4,719	397,576
Mercury Systems, Inc.*	443	11,013
Moog, Inc., Class A*	439	23,671
National Presto Industries, Inc.	72	6,793
Sparton Corp.*	80	1,742
TASER International, Inc.*	7,744	192,671
Teledyne Technologies, Inc.*	1,428	141,443
Vectrus, Inc.*	324	9,231

		6,564,668

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	1,076	13,945
Echo Global Logistics, Inc.*	3,674	82,371
Forward Air Corp.	4,345	193,483
Hub Group, Inc., Class A*	4,529	173,778
Radiant Logistics, Inc.*	3,244	9,732

		473,309

Airlines (0.3%)
Allegiant Travel Co.	1,949	295,274
Hawaiian Holdings, Inc.*	7,790	295,708
Virgin America, Inc.*	2,674	150,306

		741,288

Building Products (1.1%)
AAON, Inc.	5,888	161,979
Advanced Drainage Systems, Inc. (x)	5,119	140,107
American Woodmark Corp.*	2,022	134,220
Apogee Enterprises, Inc.	4,135	191,657
Armstrong Flooring, Inc.*	255	4,322
Builders FirstSource, Inc. (x)*	12,177	136,991
Caesarstone Ltd.*	3,457	120,165
Continental Building Products, Inc.*	5,117	113,751
Gibraltar Industries, Inc.*	2,961	93,479
Griffon Corp.	3,632	61,236
Insteel Industries, Inc.	2,620	74,906
Masonite International Corp.*	4,509	298,225
NCI Building Systems, Inc.*	3,938	62,969
Nortek, Inc.*	1,466	86,948
Patrick Industries, Inc.*	2,124	128,056
PGT, Inc.*	6,850	70,555
Ply Gem Holdings, Inc.*	3,247	47,309
Quanex Building Products Corp.	473	8,793
Simpson Manufacturing Co., Inc.	6,127	244,896

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Trex Co., Inc.*	4,376	$196,570
Universal Forest Products, Inc.	2,556	236,916

		2,614,050

Commercial Services & Supplies (1.6%)
Aqua Metals, Inc. (x)*	1,482	17,436
Brady Corp., Class A	5,177	158,209
Brink’s Co.	6,705	191,025
Deluxe Corp.	7,198	477,731
G&K Services, Inc., Class A	2,184	167,229
Healthcare Services Group, Inc.	10,362	428,780
Heritage-Crystal Clean, Inc.*	943	11,514
Herman Miller, Inc.	8,935	267,067
HNI Corp.	6,737	313,203
InnerWorkings, Inc.*	5,129	42,417
Interface, Inc.	8,314	126,789
Kimball International, Inc., Class B	4,444	50,573
Knoll, Inc.	6,999	169,936
Matthews International Corp., Class A	4,735	263,455
Mobile Mini, Inc.	4,897	169,632
MSA Safety, Inc.	3,087	162,160
Multi-Color Corp.	1,983	125,722
Quad/Graphics, Inc.	2,191	51,028
SP Plus Corp.*	2,454	55,411
Steelcase, Inc., Class A	12,532	170,059
Team, Inc.*	3,917	97,259
Tetra Tech, Inc.	1,393	42,828
U.S. Ecology, Inc.	3,225	148,189
UniFirst Corp.	211	24,417
Viad Corp.	1,685	52,235
West Corp.	980	19,267

		3,803,571

Construction & Engineering (0.5%)
Argan, Inc.	1,946	81,187
Comfort Systems USA, Inc.	5,416	176,399
Dycom Industries, Inc. (x)*	4,499	403,830
EMCOR Group, Inc.	1,470	72,412
Granite Construction, Inc.	4,451	202,743
Great Lakes Dredge & Dock Corp.*	576	2,511
IES Holdings, Inc.*	1,013	12,582
MasTec, Inc.*	9,822	219,227
NV5 Global, Inc.*	859	24,430
Primoris Services Corp.	5,836	110,476
Tutor Perini Corp.*	828	19,499

		1,325,296

Electrical Equipment (0.4%)
Allied Motion Technologies, Inc.	920	21,399
AZZ, Inc.	3,783	226,904
Energous Corp. (x)*	2,096	27,143
EnerSys, Inc.	1,867	111,031
Generac Holdings, Inc.*	9,633	336,770
General Cable Corp.	6,815	86,619
LSI Industries, Inc.	418	4,627
Plug Power, Inc. (x)*	16,257	30,238
Power Solutions International, Inc.*	687	12,263
Vicor Corp.*	2,372	23,886

		880,880

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	3,229	$61,157

Machinery (5.7%)
Actuant Corp., Class A	4,092	92,520
Alamo Group, Inc.	306	20,187
Albany International Corp., Class A	573	22,880
Altra Industrial Motion Corp.	3,123	84,259
Astec Industries, Inc.	1,315	73,837
Blue Bird Corp. (x)*	54	643
CLARCOR, Inc.	7,008	426,297
Douglas Dynamics, Inc.	2,726	70,140
Energy Recovery, Inc.*	5,033	44,743
EnPro Industries, Inc.	3,220	142,936
Franklin Electric Co., Inc.	6,402	211,586
Global Brass & Copper Holdings, Inc.	2,908	79,359
Gorman-Rupp Co.	2,189	60,001
Hillenbrand, Inc.	8,725	262,099
Hyster-Yale Materials Handling, Inc.	424	25,224
John Bean Technologies Corp.	4,311	263,919
Joy Global, Inc. (x)	157,015	3,319,297
Kadant, Inc.	248	12,774
Lindsay Corp.	1,384	93,918
Lydall, Inc.*	2,413	93,045
Manitowoc Foodservice, Inc.*	182,410	3,214,064
Milacron Holdings Corp.*	1,787	25,929
Miller Industries, Inc.	167	3,439
Mueller Industries, Inc.	6,006	191,471
Mueller Water Products, Inc., Class A	23,053	263,265
Navistar International Corp. (x)*	500	5,845
Omega Flex, Inc.	421	16,015
Proto Labs, Inc.*	3,652	210,209
RBC Bearings, Inc.*	3,355	243,238
Rexnord Corp.*	9,483	186,151
Standex International Corp.	1,421	117,417
Sun Hydraulics Corp.	3,020	89,664
Supreme Industries, Inc., Class A	1,064	14,577
Tennant Co.	2,395	129,019
Terex Corp.	165,240	3,356,024
Wabash National Corp.*	2,532	32,156
Watts Water Technologies, Inc., Class A	3,829	223,078
Woodward, Inc.	7,779	448,382

		14,169,607

Marine (0.0%)
Matson, Inc.	2,823	91,155

Professional Services (4.2%)
Advisory Board Co.*	118,786	4,203,837
Barrett Business Services, Inc.	1,013	41,857
CEB, Inc.	38,692	2,386,523
Exponent, Inc.	3,746	218,804
Franklin Covey Co.*	1,126	17,262
FTI Consulting, Inc.*	550	22,374
GP Strategies Corp.*	1,847	40,061
Hill International, Inc.*	1,857	7,558
Huron Consulting Group, Inc.*	443	26,766
Insperity, Inc.	2,292	177,011

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Kforce, Inc.	3,568	$60,263
Korn/Ferry International	4,908	101,596
Mistras Group, Inc.*	2,487	59,365
On Assignment, Inc.*	7,534	278,381
TriNet Group, Inc.*	6,315	131,289
TrueBlue, Inc.*	381	7,208
WageWorks, Inc.*	45,015	2,692,347

		10,472,502

Road & Rail (0.2%)
Heartland Express, Inc. (x)	6,850	119,121
Knight Transportation, Inc.	9,240	245,599
Swift Transportation Co. (x)*	11,122	171,390
Universal Logistics Holdings, Inc.	741	9,559
YRC Worldwide, Inc.*	907	7,982

		553,651

Trading Companies & Distributors (0.4%)
Applied Industrial Technologies, Inc.	2,347	105,944
Beacon Roofing Supply, Inc.*	8,825	401,273
BMC Stock Holdings, Inc.*	6,792	121,033
GMS, Inc. (x)*	1,015	22,584
H&E Equipment Services, Inc.	4,602	87,576
Kaman Corp.	345	14,669
Lawson Products, Inc.*	787	15,630
Neff Corp., Class A*	705	7,706
Real Industry, Inc.*	3,719	28,897
SiteOne Landscape Supply, Inc.*	1,678	57,035
Univar, Inc.*	6,444	121,856
Veritiv Corp.*	116	4,359

		988,562

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	1,703	22,854

Total Industrials		42,762,550

Information Technology (27.1%)
Communications Equipment (0.9%)
ADTRAN, Inc.	4,583	85,473
Aerohive Networks, Inc.*	3,775	24,990
Brocade Communications Systems, Inc.	1	5
CalAmp Corp.*	5,200	77,012
Ciena Corp.*	20,296	380,551
Clearfield, Inc. (x)*	1,792	32,059
Extreme Networks, Inc.*	14,875	50,426
Infinera Corp.*	14,291	161,202
InterDigital, Inc.	5,132	285,750
Lumentum Holdings, Inc.*	7,527	182,153
NETGEAR, Inc.*	3,123	148,467
Oclaro, Inc.*	12,218	59,624
Plantronics, Inc.	4,938	217,272
ShoreTel, Inc.*	2,156	14,424
Silicom Ltd. (x)	193	5,771
Sonus Networks, Inc.*	868	7,543
Ubiquiti Networks, Inc. (x)*	3,785	146,328
ViaSat, Inc.*	5,715	408,051

		2,287,101

Electronic Equipment, Instruments & Components (1.7%)
Badger Meter, Inc.	2,046	149,419

Belden, Inc.	6,191	$373,751
Cognex Corp.	19,957	860,147
Coherent, Inc.*	3,571	327,746
DTS, Inc.*	2,620	69,299
ePlus, Inc.*	660	53,981
Fabrinet*	5,083	188,681
FARO Technologies, Inc.*	20,243	684,821
II-VI, Inc.*	2,407	45,155
Itron, Inc.*	4,986	214,897
Littelfuse, Inc.	3,266	386,008
Mesa Laboratories, Inc.	448	55,104
Methode Electronics, Inc.	4,983	170,568
MTS Systems Corp.	1,951	85,532
Novanta, Inc.*	1,140	17,271
RadiSys Corp.*	4,766	21,352
Rogers Corp.*	922	56,334
Universal Display Corp.*	6,121	415,004

		4,175,070

Internet Software & Services (13.0%)
2U, Inc. (x)*	5,341	157,079
Alarm.com Holdings, Inc. (x)*	1,490	38,189
Amber Road, Inc.*	3,093	23,847
Angie’s List, Inc.*	105,332	685,711
Apigee Corp.*	2,185	26,701
Appfolio, Inc., Class A (x)*	1,057	15,284
Benefitfocus, Inc. (x)*	45,767	1,744,638
Blucora, Inc.*	1,130	11,707
Box, Inc., Class A (x)*	7,039	72,783
Brightcove, Inc.*	4,290	37,752
Carbonite, Inc.*	2,686	26,135
Care.com, Inc.*	2,254	26,327
ChannelAdvisor Corp.*	3,087	44,731
Cimpress N.V.*	3,703	342,453
comScore, Inc.*	7,149	170,718
Cornerstone OnDemand, Inc.*	7,457	283,813
Criteo S.A. (ADR)*	113,604	5,216,696
Cvent, Inc.*	4,396	157,025
Demandware, Inc.*	5,574	417,493
DHI Group, Inc.*	7,161	44,613
EarthLink Holdings Corp.	15,361	98,310
Endurance International Group Holdings, Inc.*	8,681	78,042
Envestnet, Inc.*	6,153	204,956
Everyday Health, Inc.*	1,327	10,457
Five9, Inc.*	4,836	57,548
Gogo, Inc. (x)*	8,425	70,686
GrubHub, Inc. (x)*	229,668	7,135,785
GTT Communications, Inc.*	3,822	70,630
Hortonworks, Inc. (x)*	5,784	61,831
inContact, Inc.*	8,781	121,617
Instructure, Inc.*	1,491	28,329
Intralinks Holdings, Inc.*	318	2,067
j2 Global, Inc.	6,933	437,958
Just Eat plc*	326,358	1,862,037
LivePerson, Inc.*	7,731	49,014
LogMeIn, Inc.*	3,730	236,594
Marketo, Inc.*	6,167	214,735
MeetMe, Inc.*	5,199	27,711
MINDBODY, Inc., Class A*	2,062	33,281
New Relic, Inc. (x)*	49,025	1,440,354
NIC, Inc.	9,290	203,823

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Numerex Corp., Class A*	592	$4,434
Q2 Holdings, Inc.*	3,731	104,543
Quotient Technology, Inc.*	87,093	1,167,917
Reis, Inc.	873	21,738
SciQuest, Inc.*	3,950	69,757
Shutterstock, Inc. (x)*	55,817	2,556,419
SPS Commerce, Inc.*	2,410	146,046
Stamps.com, Inc. (x)*	2,366	206,836
TechTarget, Inc.*	786	6,367
TrueCar, Inc. (x)*	7,850	61,622
Web.com Group, Inc.*	6,201	112,734
WebMD Health Corp. (x)*	5,512	320,302
Xactly Corp.*	3,297	42,235
XO Group, Inc.*	3,728	64,979
Zillow Group, Inc., Class A (x)*	49,056	1,797,902
Zillow Group, Inc., Class C (x)*	98,673	3,579,856

		32,253,147

IT Services (1.5%)
Acxiom Corp.*	5,536	121,737
ALJ Regional Holdings, Inc. (x)*	2,742	13,710
Blackhawk Network Holdings, Inc.*	8,123	272,039
Cardtronics, Inc.*	6,681	265,971
Cass Information Systems, Inc.	1,020	52,734
Convergys Corp.	6,750	168,750
CSG Systems International, Inc.	4,700	189,457
Datalink Corp.*	231	1,732
EPAM Systems, Inc.*	7,108	457,115
EVERTEC, Inc.	7,550	117,327
ExlService Holdings, Inc.*	4,829	253,088
Forrester Research, Inc.	1,467	54,074
Hackett Group, Inc.	3,339	46,312
Information Services Group, Inc.*	4,494	16,852
Lionbridge Technologies, Inc.*	8,369	33,058
MAXIMUS, Inc.	9,472	524,465
Perficient, Inc.*	3,674	74,619
PFSweb, Inc.*	2,222	21,109
Planet Payment, Inc.*	6,160	27,658
Science Applications International Corp.	6,263	365,446
ServiceSource International, Inc.*	5,621	22,653
Syntel, Inc.*	4,766	215,709
TeleTech Holdings, Inc.	2,411	65,410
Travelport Worldwide Ltd.	12,857	165,727
Unisys Corp. (x)*	4,987	36,305
Virtusa Corp.*	4,036	116,560

		3,699,617

Semiconductors & Semiconductor Equipment (2.0%)
Acacia Communications, Inc.*	757	30,235
Advanced Energy Industries, Inc.*	5,557	210,944
Advanced Micro Devices, Inc.*	46,466	238,835
Ambarella, Inc. (x)*	1,881	95,574
Amkor Technology, Inc.*	778	4,473
Applied Micro Circuits Corp.*	10,913	70,061
Cabot Microelectronics Corp.	466	19,730
Cavium, Inc.*	8,331	321,577
CEVA, Inc.*	2,847	77,353
Cirrus Logic, Inc.*	9,238	358,342
Entegris, Inc.*	12,907	186,764

Exar Corp.*	801	$6,448
Fairchild Semiconductor International, Inc.*	6,128	121,641
FormFactor, Inc.*	6,203	55,764
Inphi Corp.*	5,859	187,664
Integrated Device Technology, Inc.*	19,879	400,164
Lattice Semiconductor Corp.*	17,354	92,844
MACOM Technology Solutions Holdings, Inc.*	3,389	111,769
MaxLinear, Inc., Class A*	8,304	149,306
Microsemi Corp.*	16,779	548,338
MKS Instruments, Inc.	410	17,655
Monolithic Power Systems, Inc.	5,744	392,430
Nanometrics, Inc.*	2,734	56,840
NeoPhotonics Corp.*	704	6,709
NVE Corp.	339	19,882
PDF Solutions, Inc.*	3,598	50,336
Power Integrations, Inc.	4,086	204,586
Rambus, Inc.*	4,048	48,900
Semtech Corp.*	9,607	229,223
Silicon Laboratories, Inc.*	6,117	298,143
Synaptics, Inc.*	5,486	294,873
Tessera Technologies, Inc.	4,700	144,008
Ultratech, Inc.*	224	5,145

		5,056,556

Software (7.5%)
A10 Networks, Inc.*	6,306	40,800
ACI Worldwide, Inc.*	17,044	332,528
American Software, Inc., Class A	3,671	38,472
Aspen Technology, Inc.*	12,210	491,330
AVG Technologies N.V.*	6,155	116,883
Barracuda Networks, Inc.*	3,175	48,069
Blackbaud, Inc.	6,950	471,905
Bottomline Technologies de, Inc.*	5,162	111,138
BroadSoft, Inc.*	4,379	179,670
Callidus Software, Inc.*	8,182	163,476
CommVault Systems, Inc.*	5,754	248,515
Digimarc Corp. (x)*	1,110	35,476
Ebix, Inc. (x)	3,742	179,242
Ellie Mae, Inc.*	17,088	1,566,115
EnerNOC, Inc. (x)*	3,151	19,914
Epiq Systems, Inc.	1,404	20,498
Exa Corp.*	1,958	28,293
Fair Isaac Corp.	4,563	515,665
Fleetmatics Group plc*	60,076	2,603,093
Gigamon, Inc.*	4,831	180,631
Globant S.A. (x)*	3,760	147,956
Guidance Software, Inc.*	3,180	19,684
Guidewire Software, Inc.*	64,793	4,001,616
HubSpot, Inc.*	4,292	186,359
Imperva, Inc.*	4,270	183,653
Infoblox, Inc.*	8,424	158,034
Interactive Intelligence Group, Inc.*	2,630	107,804
Jive Software, Inc.*	8,660	32,562
Majesco*	934	4,960
MicroStrategy, Inc., Class A*	738	129,165
Mitek Systems, Inc.*	4,299	30,566
MobileIron, Inc.*	6,330	19,306
Model N, Inc.*	3,288	43,895

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares		Value (Note 1)

Monotype Imaging Holdings, Inc.	5,890		$145,071
Park City Group, Inc. (x)*	1,923		17,249
Paycom Software, Inc. (x)*	6,503		280,995
Paylocity Holding Corp.*	3,139		135,605
Pegasystems, Inc.	5,399		145,503
Progress Software Corp.*	1,013		27,817
Proofpoint, Inc.*	6,039		381,001
PROS Holdings, Inc.*	3,763		65,589
Qlik Technologies, Inc.*	13,894		410,985
Qualys, Inc.*	3,962		118,107
Rapid7, Inc.*	2,826		35,551
RealPage, Inc.*	7,941		177,323
RingCentral, Inc., Class A*	8,753		172,609
Rosetta Stone, Inc.*	2,051		15,895
Rubicon Project, Inc.*	2,142		29,238
Sapiens International Corp. N.V.	3,533		41,371
SecureWorks Corp., Class A*	322		4,540
Silver Spring Networks, Inc.*	5,342		64,905
Synchronoss Technologies, Inc.*	6,160		196,258
Take-Two Interactive Software, Inc.*	12,275		465,468
TiVo, Inc.*	13,686		135,491
TubeMogul, Inc. (x)*	3,170		37,723
Varonis Systems, Inc. (x)*	1,633		39,225
VASCO Data Security International, Inc. (x)*	3,960		64,904
VirnetX Holding Corp. (x)*	7,146		28,584
Workiva, Inc. (x)*	3,153		43,070
Xero Ltd.*	45,076		588,145
Xura, Inc.*	3,450		84,284
Zedge, Inc., Class B*	—	@	2
Zendesk, Inc.*	78,922		2,081,962
Zix Corp.*	7,353		27,574

			18,519,317

Technology Hardware, Storage & Peripherals (0.5%)
3D Systems Corp. (x)*	15,920		217,945
Avid Technology, Inc. (x)*	3,330		19,347
CPI Card Group, Inc. (x)	817		4,093
Cray, Inc.*	5,873		175,720
Diebold, Inc.	2,084		51,746
Eastman Kodak Co.*	2,076		33,382
Electronics for Imaging, Inc.*	6,979		300,376
Immersion Corp. (x)*	1,354		9,938
Nimble Storage, Inc.*	9,735		77,491
Pure Storage, Inc., Class A (x)*	8,819		96,127
Silicon Graphics International Corp.*	4,305		21,654
Stratasys Ltd. (x)*	3,329		76,201
Super Micro Computer, Inc.*	1,207		29,994
USA Technologies, Inc.*	4,609		19,681

			1,133,695

Total Information Technology			67,124,503

Materials (2.5%)
Chemicals (1.6%)
Balchem Corp.	4,617		275,404
Chase Corp.	1,048		61,905
Chemtura Corp.*	4,745		125,173
Chermours Co.	22,703		187,073
Codexis, Inc.*	4,435		17,873

Ferro Corp.*	12,419		$166,166
Flotek Industries, Inc. (x)*	7,544		99,581
GCP Applied Technologies, Inc.*	8,890		231,496
H.B. Fuller Co.	7,388		324,998
Hawkins, Inc.	262		11,373
Ingevity Corp.*	5,096		173,468
Innophos Holdings, Inc.	2,599		109,704
KMG Chemicals, Inc.	580		15,074
Koppers Holdings, Inc.*	2,357		72,431
Minerals Technologies, Inc.	2,780		157,904
OMNOVA Solutions, Inc.*	4,097		29,703
Platform Specialty Products Corp. (x)*	61,095		542,524
PolyOne Corp.	12,351		435,249
Quaker Chemical Corp.	1,424		127,021
Rayonier Advanced Materials, Inc.	3,747		50,922
Sensient Technologies Corp.	6,555		465,667
Stepan Co.	286		17,026
Trecora Resources*	2,310		24,093
Trinseo S.A.*	4,198		180,220
Valhi, Inc.	1,313		2,061

			3,904,109

Construction Materials (0.2%)
Headwaters, Inc.*	10,609		190,325
Summit Materials, Inc., Class A*	9,421		192,754
U.S. Concrete, Inc. (x)*	2,098		127,789
United States Lime & Minerals, Inc.	5		295

			511,163

Containers & Packaging (0.1%)
AEP Industries, Inc.	620		49,885
Multi Packaging Solutions International Ltd.*	3,050		40,718
Myers Industries, Inc.	3,138		45,187

			135,790

Metals & Mining (0.2%)
Century Aluminum Co. (x)*	479		3,032
Coeur Mining, Inc.*	16,721		178,246
Gold Resource Corp.	5,687		20,416
Kaiser Aluminum Corp.	892		80,646
Worthington Industries, Inc.	6,656		281,549

			563,889

Paper & Forest Products (0.4%)
Boise Cascade Co.*	4,880		111,996
Clearwater Paper Corp.*	2,470		161,464
Deltic Timber Corp.	1,561		104,790
KapStone Paper and Packaging Corp.	818		10,642
Louisiana-Pacific Corp.*	19,826		343,981
Neenah Paper, Inc.	2,466		178,465
Schweitzer-Mauduit International, Inc.	854		30,129

			941,467

Total Materials			6,056,418

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.4%)
8x8, Inc.*	12,860	$187,885
Cogent Communications Holdings, Inc.	6,074	243,324
Consolidated Communications Holdings, Inc.	5,016	136,636
FairPoint Communications, Inc.*	2,441	35,834
General Communication, Inc., Class A*	4,212	66,550
Globalstar, Inc. (x)*	33,651	40,718
IDT Corp., Class B	1,472	20,888
Inteliquent, Inc.	4,713	93,741
Lumos Networks Corp.*	253	3,061
ORBCOMM, Inc.*	8,567	85,242
Straight Path Communications, Inc., Class B (x)*	1,467	40,592
Vonage Holdings Corp.*	3,184	19,422
Windstream Holdings, Inc. (x)	1,639	15,193

		989,086

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	3,274	29,204
Shenandoah Telecommunications Co.	6,753	263,772

		292,976

Total Telecommunication Services		1,282,062

Utilities (0.4%)
Electric Utilities (0.1%)
MGE Energy, Inc.	2,337	132,076
Spark Energy, Inc., Class A	729	24,093

		156,169

Gas Utilities (0.0%)
Chesapeake Utilities Corp.	253	16,743
New Jersey Resources Corp.	1,049	40,439
Southwest Gas Corp.	736	57,931
WGL Holdings, Inc.	392	27,750

		142,863

Independent Power and Renewable Electricity Producers (0.1%)
Ormat Technologies, Inc.	2,550	111,588
Pattern Energy Group, Inc. (x)	6,910	158,723

		270,311

Water Utilities (0.2%)
American States Water Co.	3,598	157,664
California Water Service Group	4,144	144,750
Connecticut Water Service, Inc.	354	19,895
Global Water Resources, Inc. (x)	1,089	9,583
Middlesex Water Co.	1,953	84,721
York Water Co.	1,622	51,969

		468,582

Total Utilities		1,037,925

Total Common Stocks (96.8%) (Cost $212,315,907)		239,522,475

PREFERRED STOCKS:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Better Place, Inc. 0.000% (b)*†	139,552	$—

Internet & Catalog Retail (0.0%)
Peixe Urbano, Inc. 0.000% (b)*†	10,195	—

Total Preferred Stocks (0.0%) (Cost $969,195)		—

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp. (Contingent Value Shares) (b)*†	22,179	18,464

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc. (Contingent Value Shares), (b)*†	899	405

Total Health Care		18,869

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc. (Contingent Value Shares) (b)*†	1,729	3,890

Total Telecommunication Services		3,890

Total Rights (0.0%) (Cost $—)		22,759

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (2.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	6,417,615	6,417,615

	Principal Amount	Value (Note 1)
Repurchase Agreements (20.5%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $4,600,058, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $4,692,001. (xx)	$4,600,000	4,600,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $3,000,034, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $3,060,004. (xx)	3,000,000	3,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $3,000,032, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $3,060,062. (xx)	$3,000,000	$3,000,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $4,000,040, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $4,080,019. (xx)	4,000,000	4,000,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $9,080,072, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $9,261,567. (xx)	9,079,967	9,079,967
Natixis, 0.600%, dated 6/30/16, due 7/1/16, repurchase price $4,000,067, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50; total market value $4,080,068. (xx)	4,000,000	4,000,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $3,000,040, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $3,060,041. (xx)	3,000,000	3,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $3,000,033, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $3,060,000. (xx)	3,000,000	3,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/6/16, repurchase price $5,000,333, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.750%, maturing 10/31/17-8/15/42; total market value $5,100,000. (xx)	5,000,000	5,000,000

	Principal Amount	Value (Note 1)
RBC Capital Markets, 0.420%, dated 6/30/16, due 7/1/16, repurchase price $3,000,035, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-4.500%, maturing 8/1/26-3/1/46; total market value $3,060,000. (xx)	$3,000,000	$3,000,000
RBS Securities, Inc., 0.400%, dated 6/30/16, due 7/5/16, repurchase price $5,000,278, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-6.125%, maturing 2/28/17-5/15/44; total market value $5,100,097. (xx)	5,000,000	5,000,000
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $4,000,043, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $4,080,009. (xx)	4,000,000	4,000,000

Total Repurchase Agreements		50,679,967

Total Short-Term Investments (23.1%) (Cost $57,097,582)		57,097,582

Total Investments (119.9%) (Cost $270,382,684)		296,642,816
Other Assets Less Liabilities (-19.9%)		(49,153,175)

Net Assets (100%)		$247,489,641

*	Non-income producing.
†	Securities (totaling $22,759 or 0.0% of net assets) held at fair value by management.
@	Shares are less than 0.5.
(b)	Illiquid Security.
(x)	All or a portion of security is on loan at June 30,2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $49,674,860. This was secured by collateral of $50,679,967 which was received as cash and subsequently invested in short-term investments currently valued at $50,679,967, as reported in the Portfolio of Investments, and $329,498 collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.000%, maturing 7/14/16-2/15/46.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	12	September-16	$1,386,402	$1,376,880	$(9,522)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$47,868,442	$1,036,773	$—		$48,905,215
Consumer Staples	3,982,547	—	—		3,982,547
Energy	1,238,907	—	—		1,238,907
Financials	16,560,841	—	—		16,560,841
Health Care	50,571,507	—	—		50,571,507
Industrials	42,762,550	—	—		42,762,550
Information Technology	64,674,321	2,450,182	—		67,124,503
Materials	6,056,418	—	—		6,056,418
Telecommunication Services	1,282,062	—	—		1,282,062
Utilities	1,037,925	—	—		1,037,925
Preferred Stocks
Consumer Discretionary	—	—	—	(b)	— (b)
Rights
Health Care	—	—	18,869		18,869
Telecommunication Services	—	—	3,890		3,890
Short-Term Investments
Investment Companies	6,417,615	—	—		6,417,615
Repurchase Agreements	—	50,679,967	—		50,679,967

Total Assets	$242,453,135	$54,166,922	$22,759		$296,642,816

Liabilities:
Futures	$(9,522)	$—	$—		$(9,522)

Total Liabilities	$(9,522)	$—	$—		$(9,522)

Total	$242,443,613	$54,166,922	$22,759		$296,633,294

(a)	A security with a market value of $1,300 transferred from Level 3 to Level 1 at the end of the period due to active trading.
(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(9,522	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$(43,314)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$2,137

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $1,182,000 during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$4,600,000	$—	$4,600,000	$(4,600,000)	$—
Deutsche Bank AG	3,000,000	—	3,000,000	(3,000,000)	—
HSBC Securities, Inc.	7,000,000	—	7,000,000	(7,000,000)	—
Merrill Lynch PFS, Inc.	9,079,967	—	9,079,967	(9,079,967)	—
Natixis	7,000,000	—	7,000,000	(7,000,000)	—
Nomura Securities Co., Ltd.	8,000,000	—	8,000,000	(8,000,000)	—
RBC Capital Markets	3,000,000	—	3,000,000	(3,000,000)	—
RBS Securities, Inc.	9,000,000	—	9,000,000	(9,000,000)	—

Total	$50,679,967	$—	$50,679,967	$(50,679,967)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 31%)*	$62,320,147
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 26%)*	$65,479,637

*	During the period ended June 30, 2016, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,056,524
Aggregate gross unrealized depreciation	(24,161,505)

Net unrealized appreciation	$25,895,019

Federal income tax cost of investments	$270,747,797

For the six months ended June 30, 2016, the Portfolio incurred approximately $272 as brokerage commissions with Bank of America Corp. and $5 with Sanford C. Bernstein & Co., LLC, affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $219,702,717)	$245,962,849
Repurchase Agreements (Cost $50,679,967)	50,679,967
Cash	2,614,876
Foreign cash (Cost $230)	200
Cash held as collateral at broker	135,600
Dividends, interest and other receivables	254,652
Security lending income receivable	76,197
Receivable for securities sold	48,706
Due from broker for futures variation margin	43,524
Receivable from Separate Accounts for Trust shares sold	21,267
Other assets	2,645

Total assets	299,840,483

LIABILITIES
Payable on return of securities loaned	50,679,967
Payable for securities purchased	1,429,429
Investment management fees payable	153,984
Payable to Separate Accounts for Trust shares redeemed	34,359
Administrative fees payable	25,460
Due to Custodian	10,574
Trustees’ fees payable	413
Distribution fees payable – Class IB	19
Accrued expenses	16,637

Total liabilities	52,350,842

NET ASSETS	$247,489,641

Net assets were comprised of:
Paid in capital	$219,570,373
Accumulated undistributed net investment income (loss)	44,203
Accumulated undistributed net realized gain (loss) on investments and futures	1,626,633
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	26,248,432

Net assets	$247,489,641

Class IB
Net asset value, offering and redemption price per share, $92,213 / 10,083 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.15

Class K
Net asset value, offering and redemption price per share, $247,397,428 / 26,970,906 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.17

(x)	Includes value of securities on loan of $49,674,860.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends (net of $269 foreign withholding tax)	$832,622
Interest	3,397
Securities lending (net)	169,544

Total income	1,005,563

EXPENSES
Investment management fees	937,504
Administrative fees	147,297
Professional fees	27,252
Custodian fees	22,445
Printing and mailing expenses	7,967
Trustees’ fees	2,897
Distribution fees – Class IB	107
Miscellaneous	4,082

Gross expenses	1,149,551
Less: Waiver from investment manager	(36,247)

Net expenses	1,113,304

NET INVESTMENT INCOME (LOSS)	(107,741)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	1,908,600
Futures	(43,314)

Net realized gain (loss)	1,865,286

Change in unrealized appreciation (depreciation) on:
Investments	(1,319,185)
Futures	2,137
Foreign currency translations	182

Net change in unrealized appreciation (depreciation)	(1,316,866)

NET REALIZED AND UNREALIZED GAIN (LOSS)	548,420

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$440,679

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(107,741)	$(1,217,636)
Net realized gain (loss) on investments, futures and foreign currency transactions	1,865,286	9,046,316
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(1,316,866)	(23,659,720)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	440,679	(15,831,040)

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IB	—	(3,139)
Class K	—	(8,622,347)

TOTAL DISTRIBUTIONS	—	(8,625,486)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 0 and 9,735 shares, respectively ]	—	100,000
Capital shares issued in reinvestment of distributions [ 0 and 348 shares, respectively ]	—	3,139
Capital shares repurchased [ 0 and (2,581) shares, respectively ]	—	(27,531)

Total Class IB transactions	—	75,608

Class K
Capital shares sold [ 846,510 and 222,965 shares, respectively ]	6,799,068	2,240,593
Capital shares issued in reinvestment of distributions [ 0 and 954,367 shares, respectively ]	—	8,622,347
Capital shares repurchased [ (1,540,585) and (675,655) shares, respectively ]	(13,097,494)	(6,880,573)

Total Class K transactions	(6,298,426)	3,982,367

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(6,298,426)	4,057,975

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,857,747)	(20,398,551)
NET ASSETS:
Beginning of period	253,347,388	273,745,939

End of period (a)	$247,489,641	$253,347,388

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$44,203	$151,944

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2016 (Unaudited)	May 1, 2015** to December 31, 2015		January 1, 2015 to April 13, 2015‡		April 21, 2014* to December 31, 2014
Net asset value, beginning of period	$9.14	$10.27		$10.06		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)	(0.05)		(0.02)		(0.05)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.02	(0.76)		0.63		0.43

Total from investment operations	0.01	(0.81)		0.61		0.38

Less distributions:
Distributions from net realized gains	—	(0.32)		—		(0.32)

Net asset value, end of period	$9.15	$9.14		$10.67		$10.06

Total return (b)	0.11%	(7.82)%		6.06%		3.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$92	$92		$—		$26
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.20%	1.21%		1.23%		1.25%
Before waivers and reimbursements (a)(f)	1.23%	1.21%		1.23%		5.83%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.34)%	(0.67	)%(l)	(0.69	)%(l)	(0.70	)%(l)
Before waivers and reimbursements (a)(f)	(0.37)%	(0.67	)%(l)	(0.69	)%(l)	(5.28	)%(l)
Portfolio turnover rate (z)^	27%	38%		38%		33%

Class K	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	April 21, 2014* to December 31, 2014
Net asset value, beginning of period	$9.15	$10.08	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.02	(0.56)	0.43

Total from investment operations	0.02	(0.61)	0.40

Less distributions:
Distributions from net realized gains	—	(0.32)	(0.32)

Net asset value, end of period	$9.17	$9.15	$10.08

Total return (b)	0.22%	(5.98)%	4.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$247,397	$253,255	$273,720
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.95%	0.96%	1.00%
Before waivers and reimbursements (a)(f)	0.98%	0.96%	1.00%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.09)%	(0.44)%	(0.44	)%(l)
Before waivers and reimbursements (a)(f)	(0.12)%	(0.45)%	(0.43	)%(l)
Portfolio turnover rate (z)^	27%	38%	33%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
**	Resumed operations.
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Financials	17.2%
Information Technology	15.6
Health Care	13.1
Consumer Discretionary	10.6
Consumer Staples	10.3
Energy	6.8
Industrials	6.2
Materials	3.0
Utilities	2.2
Telecommunication Services	2.2
Repurchase Agreements	1.2
Government Securities	0.2
Investment Companies	0.8
Cash and Other	10.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$1,037.78	$5.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.37	5.55
Class IB
Actual	1,000.00	1,037.84	5.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.37	5.55
Class K
Actual	1,000.00	1,039.39	4.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.61	4.30

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.11%, 1.11% and 0.86%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (9.3%)
Auto Components (0.1%)
BorgWarner, Inc.	2,925	$86,346
Delphi Automotive plc	3,784	236,878
Goodyear Tire & Rubber Co.	3,734	95,815
International Automotive Components Group North America LLC (b)*†	131,578	48,355
Johnson Controls, Inc.	8,905	394,135

		861,529

Automobiles (0.8%)
Ford Motor Co.	53,641	674,267
General Motors Co.	144,814	4,098,236
Harley-Davidson, Inc. (x)	2,572	116,512

		4,889,015

Distributors (0.1%)
Genuine Parts Co.	2,058	208,372
LKQ Corp.*	4,211	133,489

		341,861

Diversified Consumer Services (0.0%)
H&R Block, Inc.	3,224	74,152

Hotels, Restaurants & Leisure (0.7%)
Carnival Corp.	6,201	274,084
Chipotle Mexican Grill, Inc.*	408	164,326
Darden Restaurants, Inc.	1,600	101,344
Marriott International, Inc., Class A (x)	2,598	172,663
McDonald’s Corp.	12,134	1,460,206
Royal Caribbean Cruises Ltd.	2,379	159,750
Starbucks Corp.	20,337	1,161,649
Starwood Hotels & Resorts Worldwide, Inc.	2,303	170,307
Wyndham Worldwide Corp.	1,568	111,689
Wynn Resorts Ltd. (x)	1,132	102,604
Yum! Brands, Inc.	5,624	466,342

		4,344,964

Household Durables (0.2%)
D.R. Horton, Inc.	4,546	143,108
Garmin Ltd. (x)	1,617	68,593
Harman International Industries, Inc.	988	70,958
Leggett & Platt, Inc.	1,858	94,962
Lennar Corp., Class A	2,553	117,693
Mohawk Industries, Inc.*	856	162,435
Newell Brands, Inc.	6,277	304,874
PulteGroup, Inc.	4,564	88,952
Whirlpool Corp.	1,057	176,139

		1,227,714

Internet & Catalog Retail (0.9%)
Amazon.com, Inc.*	5,348	3,827,136
Expedia, Inc.	1,652	175,608
Netflix, Inc.*	5,890	538,817
Priceline Group, Inc.*	683	852,664
TripAdvisor, Inc.*	1,583	101,787

		5,496,012

Leisure Products (0.1%)
Hasbro, Inc.	1,556	$130,688
Mattel, Inc.	4,754	148,753

		279,441

Media (4.3%)
CBS Corp. (Non-Voting), Class B	73,752	4,015,059
Charter Communications, Inc., Class A*	17,578	4,019,034
Comcast Corp., Class A	33,475	2,182,235
Discovery Communications, Inc., Class A (x)*	1,995	50,334
Discovery Communications, Inc., Class C*	3,242	77,322
DISH Network Corp., Class A*	41,251	2,161,552
Interpublic Group of Cos., Inc.	5,388	124,463
News Corp., Class A	5,139	58,328
News Corp., Class B	1,628	18,999
Omnicom Group, Inc.	3,290	268,102
RELX plc	202,624	3,733,483
Scripps Networks Interactive, Inc., Class A	1,311	81,636
TEGNA, Inc.	3,015	69,858
Time Warner, Inc.	40,617	2,986,974
Tribune Co., Class 1C Litigation Interests (b)*†	24,120	—
Twenty-First Century Fox, Inc., Class A	15,403	416,651
Twenty-First Century Fox, Inc., Class B	128,273	3,495,439
Viacom, Inc., Class B	4,761	197,439
Walt Disney Co.	20,653	2,020,276

		25,977,184

Multiline Retail (0.5%)
Dollar General Corp.	3,992	375,248
Dollar Tree, Inc.*	3,231	304,490
Kohl’s Corp.	2,637	99,995
Macy’s, Inc.	52,113	1,751,518
Nordstrom, Inc. (x)	1,808	68,794
Target Corp.	8,145	568,684

		3,168,729

Specialty Retail (1.2%)
Advance Auto Parts, Inc.	1,028	166,156
AutoNation, Inc.*	1,037	48,718
AutoZone, Inc.*	416	330,238
Bed Bath & Beyond, Inc.	2,174	93,960
Best Buy Co., Inc.	3,782	115,729
CarMax, Inc. (x)*	2,640	129,439
Foot Locker, Inc.	1,936	106,209
Gap, Inc. (x)	3,172	67,310
Home Depot, Inc.	17,189	2,194,863
L Brands, Inc.	3,479	233,545
Lowe’s Cos., Inc.	12,248	969,674
Office Depot, Inc.*	265,342	878,282
O’Reilly Automotive, Inc.*	1,337	362,461
Ross Stores, Inc.	5,552	314,743
Signet Jewelers Ltd.	1,108	91,310
Staples, Inc.	8,908	76,787
Tiffany & Co.	1,544	93,628
TJX Cos., Inc.	9,212	711,443

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Tractor Supply Co.	1,835	$167,315
Ulta Salon Cosmetics & Fragrance, Inc.*	862	210,018
Urban Outfitters, Inc.*	1,280	35,200

		7,397,028

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.	3,873	157,786
Hanesbrands, Inc.	5,314	133,541
Michael Kors Holdings Ltd.*	2,541	125,729
NIKE, Inc., Class B	18,402	1,015,790
PVH Corp.	1,102	103,842
Ralph Lauren Corp.	803	71,965
Under Armour, Inc., Class A (x)*	2,549	102,291
Under Armour, Inc., Class C*	2,567	93,442
VF Corp.	4,659	286,482

		2,090,868

Total Consumer Discretionary		56,148,497

Consumer Staples (10.3%)
Beverages (1.5%)
Brown-Forman Corp., Class B	1,407	140,362
Coca-Cola Co.	53,612	2,430,232
Constellation Brands, Inc., Class A	2,420	400,268
Dr. Pepper Snapple Group, Inc.	2,561	247,469
Molson Coors Brewing Co., Class B	2,518	254,645
Monster Beverage Corp.*	1,946	312,742
PepsiCo, Inc.	52,742	5,587,488

		9,373,206

Food & Staples Retailing (2.9%)
Costco Wholesale Corp.	6,051	950,249
CVS Health Corp.	45,779	4,382,881
Kroger Co.	108,662	3,997,675
Rite Aid Corp.*	181,997	1,363,158
Sysco Corp.	7,212	365,937
Walgreens Boots Alliance, Inc.	58,403	4,863,218
Wal-Mart Stores, Inc.	21,108	1,541,306
Whole Foods Market, Inc. (x)	4,590	146,972

		17,611,396

Food Products (0.8%)
Archer-Daniels-Midland Co.	8,191	351,312
Campbell Soup Co.	2,416	160,736
ConAgra Foods, Inc.	5,962	285,043
General Mills, Inc.	8,164	582,256
Hershey Co.	1,958	222,213
Hormel Foods Corp.	3,786	138,568
J.M. Smucker Co.	1,643	250,410
Kellogg Co.	3,451	281,774
Kraft Heinz Co.	8,181	723,855
McCormick & Co., Inc. (Non-Voting)	1,549	165,232
Mead Johnson Nutrition Co.	2,530	229,598
Mondelez International, Inc., Class A	21,586	982,379
Tyson Foods, Inc., Class A	4,008	267,694

		4,641,070

Household Products (1.0%)
Church & Dwight Co., Inc.	1,773	$182,424
Clorox Co.	1,777	245,919
Colgate-Palmolive Co.	12,283	899,115
Energizer Holdings, Inc.	14,285	735,535
Kimberly-Clark Corp.	4,966	682,726
Procter & Gamble Co.	36,791	3,115,094

		5,860,813

Personal Products (0.2%)
Edgewell Personal Care Co.*	14,285	1,205,797
Estee Lauder Cos., Inc., Class A	3,045	277,156

		1,482,953

Tobacco (3.9%)
Altria Group, Inc.	87,582	6,039,655
British American Tobacco plc	86,452	5,625,473
Imperial Brands plc	75,029	4,072,939
Philip Morris International, Inc.	34,350	3,494,082
Reynolds American, Inc.	76,724	4,137,725

		23,369,874

Total Consumer Staples		62,339,312

Energy (6.8%)
Energy Equipment & Services (0.9%)
Baker Hughes, Inc.	68,029	3,070,149
Diamond Offshore Drilling, Inc. (x)	1,011	24,598
FMC Technologies, Inc.*	3,030	80,810
Halliburton Co.	11,810	534,875
Helmerich & Payne, Inc.	1,492	100,158
National Oilwell Varco, Inc. (x)	5,116	172,153
Schlumberger Ltd.	19,131	1,512,879
Transocean Ltd. (x)	4,672	55,550

		5,551,172

Oil, Gas & Consumable Fuels (5.9%)
Anadarko Petroleum Corp.	21,695	1,155,259
Apache Corp.	31,658	1,762,401
BP plc	312,180	1,822,924
Cabot Oil & Gas Corp.	6,416	165,148
Chesapeake Energy Corp. (x)*	6,645	28,441
Chevron Corp.	26,043	2,730,088
Cimarex Energy Co.	1,286	153,446
Columbia Pipeline Group, Inc.	5,596	142,642
Concho Resources, Inc.*	1,768	210,869
ConocoPhillips Co.	17,009	741,592
CONSOL Energy, Inc. (x)	91,352	1,469,854
Devon Energy Corp.	7,001	253,786
EOG Resources, Inc.	7,566	631,156
EQT Corp.	2,387	184,825
Exxon Mobil Corp.	57,291	5,370,458
Hess Corp.	3,708	222,851
Kinder Morgan, Inc.	213,856	4,003,384
Marathon Oil Corp.	231,296	3,471,753
Marathon Petroleum Corp.	7,275	276,159
Murphy Oil Corp. (x)	2,178	69,151
Newfield Exploration Co.*	2,756	121,760
Noble Energy, Inc.	6,003	215,328
Occidental Petroleum Corp.	10,510	794,136

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
ONEOK, Inc.	2,839	$134,711
Phillips 66	6,459	512,457
Pioneer Natural Resources Co.	2,247	339,769
Range Resources Corp. (x)	2,339	100,904
Royal Dutch Shell plc, Class A	205,842	5,635,921
Southwestern Energy Co. (x)*	5,075	63,843
Spectra Energy Corp.	9,240	338,461
Tesoro Corp.	1,676	125,566
Valero Energy Corp.	6,473	330,123
Warrior Met Coal LLC, Class A (b)*†	877	83,995
Warrior Met Coal LLC, Class B (b)*†	2,051	186,097
Williams Cos., Inc.	72,749	1,573,561

		35,422,819

Total Energy		40,973,991

Financials (17.2%)
Banks (6.5%)
Bank of America Corp.	142,068	1,885,242
Barclays plc	807,990	1,538,269
BB&T Corp.	11,346	404,031
CIT Group, Inc.	74,007	2,361,563
Citigroup, Inc.	107,847	4,571,634
Citizens Financial Group, Inc.	141,226	2,821,696
Columbia Banking System, Inc.	6,450	180,987
Comerica, Inc.	2,416	99,370
FCB Financial Holdings, Inc., Class A*	39,554	1,344,836
Fifth Third Bancorp	10,981	193,156
Guaranty Bancorp	18,334	306,178
Huntington Bancshares, Inc./Ohio	11,037	98,671
JPMorgan Chase & Co.	121,808	7,569,149
KeyCorp	11,773	130,092
M&T Bank Corp.	2,189	258,805
People’s United Financial, Inc.	4,157	60,942
PNC Financial Services Group, Inc.‡	76,808	6,251,403
Regions Financial Corp.	17,719	150,789
SunTrust Banks, Inc./Georgia	68,562	2,816,527
U.S. Bancorp	22,470	906,215
Wells Fargo & Co.	114,675	5,427,568
Zions Bancorp	2,931	73,656

		39,450,779

Capital Markets (0.8%)
Affiliated Managers Group, Inc.*	749	105,437
Ameriprise Financial, Inc.	2,316	208,092
Bank of New York Mellon Corp.	14,802	575,058
BlackRock, Inc.‡	1,737	594,975
Charles Schwab Corp.	16,534	418,475
E*TRADE Financial Corp.*	4,015	94,312
Franklin Resources, Inc.	5,075	169,353
Goldman Sachs Group, Inc.	5,339	793,269
Invesco Ltd.	5,651	144,326
Legg Mason, Inc.	1,598	47,125
Lehman Brothers Holdings, Inc. Claim Assignment*	10,579,142	336,417
Morgan Stanley	21,020	546,100
Northern Trust Corp.	2,927	193,943
State Street Corp.	5,504	296,776
T. Rowe Price Group, Inc.	3,415	249,192

		4,772,850

Consumer Finance (0.5%)
Ally Financial, Inc.*	67,136	$1,146,012
American Express Co.	11,275	685,069
Capital One Financial Corp.	7,075	449,333
Discover Financial Services	5,699	305,409
Navient Corp.	4,456	53,249
Synchrony Financial*	11,460	289,709

		2,928,781

Diversified Financial Services (1.2%)
Berkshire Hathaway, Inc., Class B*	25,888	3,748,323
CME Group, Inc./Illinois	4,657	453,592
Intercontinental Exchange, Inc.	1,636	418,751
Leucadia National Corp.	4,375	75,819
Moody’s Corp.	2,321	217,501
Nasdaq, Inc.	1,603	103,666
S&P Global, Inc.	3,738	400,938
Voya Financial, Inc.	70,840	1,753,998

		7,172,588

Insurance (6.4%)
Aflac, Inc.	5,779	417,013
Alleghany Corp.*	7,585	4,168,564
Allstate Corp.	48,784	3,412,441
American International Group, Inc.	118,495	6,267,201
Aon plc	3,716	405,899
Arthur J. Gallagher & Co.	2,435	115,906
Assurant, Inc.	883	76,212
Chubb Ltd.	41,552	5,431,262
Cincinnati Financial Corp.	2,060	154,273
Hartford Financial Services Group, Inc.	5,443	241,560
Lincoln National Corp.	3,396	131,663
Loews Corp.	3,593	147,636
Marsh & McLennan Cos., Inc.	7,172	490,995
MetLife, Inc.	86,972	3,464,095
Principal Financial Group, Inc.	3,677	151,161
Progressive Corp.	7,939	265,957
Prudential Financial, Inc.	6,137	437,814
Torchmark Corp.	1,576	97,428
Travelers Cos., Inc.	4,059	483,183
Unum Group	3,389	107,736
White Mountains Insurance Group Ltd.	9,199	7,745,558
Willis Towers Watson plc	1,901	236,313
XL Group plc	127,667	4,252,588

		38,702,458

Real Estate Investment Trusts (REITs) (1.8%)
Alexander’s, Inc. (REIT)	6,879	2,815,093
American Tower Corp. (REIT)	5,833	662,687
Apartment Investment & Management Co. (REIT), Class A	2,093	92,427
AvalonBay Communities, Inc. (REIT)	1,879	338,953
Boston Properties, Inc. (REIT)	2,114	278,836
Crown Castle International Corp. (REIT)	4,593	465,868
Digital Realty Trust, Inc. (REIT)	2,019	220,051

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares		Value (Note 1)
Equinix, Inc. (REIT)	948		$367,568
Equity Residential (REIT)	5,002		344,538
Essex Property Trust, Inc. (REIT)	900		205,281
Extra Space Storage, Inc. (REIT)	1,761		162,963
Federal Realty Investment Trust (REIT)	952		157,603
General Growth Properties, Inc. (REIT)	7,974		237,785
HCP, Inc. (REIT)	6,403		226,538
Host Hotels & Resorts, Inc. (REIT)	10,546		170,950
Iron Mountain, Inc. (REIT)	3,400		135,422
Kimco Realty Corp. (REIT)	5,800		182,004
Macerich Co. (REIT)	1,782		152,165
Prologis, Inc. (REIT)	7,192		352,696
Public Storage (REIT)	2,027		518,081
Realty Income Corp. (REIT) (x)	3,429		237,835
Simon Property Group, Inc. (REIT)	4,258		923,560
SL Green Realty Corp. (REIT)	1,389		147,887
UDR, Inc. (REIT)	3,600		132,912
Ventas, Inc. (REIT)	4,607		335,482
Vornado Realty Trust (REIT)	2,450		245,294
Welltower, Inc. (REIT)	4,887		372,243
Weyerhaeuser Co. (REIT)	10,323		307,316

			10,790,038

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	3,926		103,961
Forestar Group, Inc.*	21,907		260,474

			364,435

Total Financials			104,181,929

Health Care (12.6%)
Biotechnology (1.0%)
Alexion Pharmaceuticals, Inc.*	3,100		361,956
Amgen, Inc.	10,348		1,574,448
Biogen, Inc.*	3,009		727,637
Celgene Corp.*	10,755		1,060,766
Gilead Sciences, Inc.	18,403		1,535,178
Regeneron Pharmaceuticals, Inc.*	1,075		375,422
Vertex Pharmaceuticals, Inc.*	3,357		288,769

			5,924,176

Health Care Equipment & Supplies (3.4%)
Abbott Laboratories	20,270		796,814
Baxter International, Inc.	7,484		338,427
Becton Dickinson and Co.	2,915		494,355
Boston Scientific Corp.*	18,533		433,116
C.R. Bard, Inc.	1,015		238,687
Dentsply Sirona, Inc.	3,320		205,973
Edwards Lifesciences Corp.*	2,953		294,503
Hologic, Inc.*	3,481		120,443
Intuitive Surgical, Inc.*	513		339,303
Medtronic plc	133,287		11,565,313
St. Jude Medical, Inc.	3,903		304,434
Stryker Corp.	39,827		4,772,469
Varian Medical Systems, Inc.*	1,357		111,586
Zimmer Biomet Holdings, Inc.	2,751		331,165

			20,346,588

Health Care Providers & Services (1.4%)
Aetna, Inc.	4,811		$587,567
AmerisourceBergen Corp.	2,637		209,167
Anthem, Inc.	3,596		472,299
Cardinal Health, Inc.	4,521		352,683
Centene Corp.*	2,396		171,002
Cigna Corp.	13,432		1,719,162
DaVita HealthCare Partners, Inc.*	2,260		174,743
Express Scripts Holding Co.*	8,707		659,991
HCA Holdings, Inc.*	4,206		323,904
Henry Schein, Inc.*	1,147		202,790
Humana, Inc.	2,037		366,415
Laboratory Corp. of America Holdings*	1,415		184,332
McKesson Corp.	3,146		587,201
Patterson Cos., Inc.	1,121		53,685
Quest Diagnostics, Inc.	2,006		163,308
UnitedHealth Group, Inc.	13,081		1,847,037
Universal Health Services, Inc., Class B	1,226		164,407

			8,239,693

Health Care Technology (0.0%)
Cerner Corp.*	4,114		241,081

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	4,508		199,975
Illumina, Inc.*	2,023		283,989
PerkinElmer, Inc.	1,541		80,779
Thermo Fisher Scientific, Inc.	5,453		805,735
Waters Corp.*	1,097		154,293

			1,524,771

Pharmaceuticals (6.6%)
AbbVie, Inc.	22,353		1,383,874
Allergan plc*	5,431		1,255,050
Bristol-Myers Squibb Co.	22,970		1,689,443
Eli Lilly & Co.	92,690		7,299,337
Endo International plc*	2,934		45,741
Johnson & Johnson	37,966		4,605,276
Mallinckrodt plc*	1,492		90,684
Merck & Co., Inc.	204,288		11,769,032
Mylan N.V.*	5,900		255,116
Novartis AG (ADR)	59,635		4,920,484
Perrigo Co. plc	2,003		181,612
Pfizer, Inc.	83,803		2,950,704
Shire plc (ADR)	—	@	27
Teva Pharmaceutical Industries Ltd. (ADR)	59,223		2,974,771
Zoetis, Inc.	6,263		297,242

			39,718,393

Total Health Care			75,994,702

Industrials (6.2%)
Aerospace & Defense (1.7%)
B/E Aerospace, Inc.	28,656		1,323,191
Boeing Co.	8,277		1,074,934
General Dynamics Corp.	4,025		560,441
Honeywell International, Inc.	10,585		1,231,247
Huntington Ingalls Industries, Inc.	9,473		1,591,748
KLX, Inc.*	16,096		498,976
L-3 Communications Holdings, Inc.	1,063		155,931

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Lockheed Martin Corp.	3,615	$897,135
Northrop Grumman Corp.	2,490	553,477
Raytheon Co.	4,114	559,298
Rockwell Collins, Inc.	1,773	150,953
Textron, Inc.	3,689	134,870
TransDigm Group, Inc.*	739	194,867
United Technologies Corp.	10,703	1,097,593

		10,024,661

Air Freight & Logistics (0.3%)
C.H. Robinson Worldwide, Inc.	1,986	147,460
Expeditors International of Washington, Inc.	2,467	120,982
FedEx Corp.	3,450	523,641
United Parcel Service, Inc., Class B	9,497	1,023,017

		1,815,100

Airlines (0.2%)
Alaska Air Group, Inc.	1,717	100,084
American Airlines Group, Inc.	7,989	226,168
Delta Air Lines, Inc.	10,712	390,238
Southwest Airlines Co.	8,780	344,264
United Continental Holdings, Inc.*	4,642	190,508

		1,251,262

Building Products (0.1%)
Allegion plc	1,324	91,925
Fortune Brands Home & Security, Inc.	2,118	122,781
Masco Corp.	4,537	140,375

		355,081

Commercial Services & Supplies (0.2%)
Cintas Corp.	1,230	120,700
Pitney Bowes, Inc.	2,647	47,117
Republic Services, Inc.	3,223	165,372
Stericycle, Inc.*	1,186	123,486
Tyco International plc	5,932	252,703
Waste Management, Inc.	5,701	377,805

		1,087,183

Construction & Engineering (0.0%)
Fluor Corp.	1,961	96,638
Jacobs Engineering Group, Inc.*	1,764	87,865
Quanta Services, Inc.*	2,172	50,217

		234,720

Electrical Equipment (0.2%)
Acuity Brands, Inc.	617	152,991
AMETEK, Inc.	3,312	153,114
Eaton Corp. plc	6,314	377,135
Emerson Electric Co.	8,849	461,564
Rockwell Automation, Inc.	1,808	207,594
Sensata Technologies Holding N.V.*	5,793	202,118

		1,554,516

Industrial Conglomerates (1.1%)
3M Co.	8,383	1,468,031
Danaher Corp.	8,226	830,826
General Electric Co.	127,093	$4,000,888
Roper Technologies, Inc.	1,390	237,078

		6,536,823

Machinery (1.5%)
Caterpillar, Inc.	52,585	3,986,469
CNH Industrial N.V.	194,168	1,411,677
Cummins, Inc.	2,223	249,954
Deere & Co. (x)	4,122	334,047
Dover Corp.	2,174	150,702
Federal Signal Corp.	71,920	926,330
Flowserve Corp.	1,794	81,035
Illinois Tool Works, Inc.	4,505	469,241
Ingersoll-Rand plc	3,520	224,154
PACCAR, Inc.	4,796	248,768
Parker-Hannifin Corp.	1,887	203,890
Pentair plc	2,479	144,501
Snap-on, Inc.	808	127,519
Stanley Black & Decker, Inc.	2,096	233,117
Xylem, Inc.	2,476	110,553

		8,901,957

Marine (0.4%)
A. P. Moeller – Maersk A/S, Class B	2,010	2,650,175

Professional Services (0.1%)
Dun & Bradstreet Corp.	491	59,823
Equifax, Inc.	1,663	213,529
Nielsen Holdings plc	4,952	257,356
Robert Half International, Inc.	1,800	68,688
Verisk Analytics, Inc.*	2,087	169,214

		768,610

Road & Rail (0.3%)
CSX Corp.	13,252	345,612
J.B. Hunt Transport Services, Inc.	1,258	101,810
Kansas City Southern	1,522	137,117
Norfolk Southern Corp.	4,103	349,288
Ryder System, Inc.	688	42,064
Union Pacific Corp.	11,646	1,016,114

		1,992,005

Trading Companies & Distributors (0.1%)
Fastenal Co. (x)	3,926	174,275
United Rentals, Inc.*	1,285	86,224
W.W. Grainger, Inc. (x)	780	177,255

		437,754

Total Industrials		37,609,847

Information Technology (14.9%)
Communications Equipment (1.6%)
Cisco Systems, Inc.	232,774	6,678,286
F5 Networks, Inc.*	972	110,653
Harris Corp.	1,728	144,184
Juniper Networks, Inc.	4,915	110,538
Motorola Solutions, Inc.	2,156	142,231
Nokia Oyj	274,476	1,561,758
Nokia Oyj (ADR) (x)	213,205	1,213,137

		9,960,787

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	4,174	$239,295
Corning, Inc.	15,214	311,583
FLIR Systems, Inc.	1,872	57,938
TE Connectivity Ltd.	5,087	290,519

		899,335

Internet Software & Services (1.9%)
Akamai Technologies, Inc.*	2,497	139,657
Alphabet, Inc., Class A*	4,058	2,854,925
Alphabet, Inc., Class C*	4,089	2,829,997
eBay, Inc.*	14,921	349,301
Facebook, Inc., Class A*	31,941	3,650,217
LinkedIn Corp., Class A*	6,326	1,197,195
VeriSign, Inc. (x)*	1,292	111,706
Yahoo!, Inc.*	11,985	450,157

		11,583,155

IT Services (1.9%)
Accenture plc, Class A	8,640	978,826
Alliance Data Systems Corp.*	800	156,736
Automatic Data Processing, Inc.	6,294	578,230
Cognizant Technology Solutions Corp., Class A*	8,381	479,728
CSRA, Inc.	1,749	40,979
Fidelity National Information Services, Inc.	3,764	277,331
Fiserv, Inc.*	3,068	333,584
Global Payments, Inc.	2,070	147,757
International Business Machines Corp.	12,163	1,846,100
MasterCard, Inc., Class A	13,491	1,188,017
Paychex, Inc.	4,420	262,990
PayPal Holdings, Inc.*	15,309	558,932
Teradata Corp.*	1,790	44,875
Total System Services, Inc.	2,328	123,640
Visa, Inc., Class A	26,405	1,958,459
Western Union Co.	6,726	129,005
Xerox Corp.	279,310	2,650,652

		11,755,841

Semiconductors & Semiconductor Equipment (1.2%)
Analog Devices, Inc.	4,212	238,568
Applied Materials, Inc.	15,052	360,796
Broadcom Ltd.	5,102	792,851
First Solar, Inc.*	1,095	53,085
Intel Corp.	64,997	2,131,902
KLA-Tencor Corp.	2,100	153,825
Lam Research Corp.	2,223	186,865
Linear Technology Corp.	3,356	156,155
Microchip Technology, Inc. (x)	2,833	143,803
Micron Technology, Inc.*	14,564	200,401
NVIDIA Corp. (x)	7,033	330,621
Qorvo, Inc.*	1,812	100,131
QUALCOMM, Inc.	20,295	1,087,203
Skyworks Solutions, Inc.	2,586	163,642
Texas Instruments, Inc.	13,832	866,575
Xilinx, Inc.	3,467	159,933

		7,126,356

Software (4.8%)
Activision Blizzard, Inc.	6,945	275,230
Adobe Systems, Inc.*	6,857	656,832
Autodesk, Inc.*	3,073	$166,372
CA, Inc.	113,515	3,726,698
Citrix Systems, Inc.*	2,159	172,914
Electronic Arts, Inc.*	4,241	321,298
Intuit, Inc.	3,534	394,430
Microsoft Corp.	300,328	15,367,784
Oracle Corp.	43,009	1,760,358
Red Hat, Inc.*	2,507	182,008
salesforce.com, Inc.*	8,799	698,729
Symantec Corp.	257,523	5,289,523

		29,012,176

Technology Hardware, Storage & Peripherals (3.3%)
Apple, Inc.	75,701	7,237,016
EMC Corp.	158,509	4,306,690
Hewlett Packard Enterprise Co.	127,478	2,329,023
HP, Inc.	128,271	1,609,801
NetApp, Inc.	4,093	100,647
Samsung Electronics Co., Ltd.	3,028	3,769,432
Seagate Technology plc (x)	4,215	102,677
Western Digital Corp.	3,908	184,692

		19,639,978

Total Information Technology		89,977,628

Materials (3.0%)
Chemicals (1.0%)
Air Products and Chemicals, Inc.	2,669	379,105
Albemarle Corp.	1,550	122,930
CF Industries Holdings, Inc.	3,221	77,626
Dow Chemical Co.	15,371	764,092
E.I. du Pont de Nemours & Co.	11,994	777,211
Eastman Chemical Co.	2,081	141,300
Ecolab, Inc.	3,666	434,788
FMC Corp.	21,968	1,017,338
International Flavors & Fragrances, Inc.	1,124	141,703
LyondellBasell Industries N.V., Class A	4,758	354,090
Monsanto Co.	6,059	626,561
Mosaic Co.	4,982	130,429
PPG Industries, Inc.	3,671	382,335
Praxair, Inc.	3,919	440,456
Sherwin-Williams Co.	1,080	317,164

		6,107,128

Construction Materials (0.3%)
LafargeHolcim Ltd. (Registered)*	38,470	1,606,953
Martin Marietta Materials, Inc.	897	172,224
Vulcan Materials Co.	1,802	216,889

		1,996,066

Containers & Packaging (1.1%)
Avery Dennison Corp.	1,253	93,662
Ball Corp. (x)	2,402	173,641
International Paper Co.	87,995	3,729,228
Owens-Illinois, Inc.*	2,340	42,143
Sealed Air Corp.	2,738	125,866
WestRock Co.	55,407	2,153,670

		6,318,210

Metals & Mining (0.6%)
Alcoa, Inc.	18,383	170,410
Freeport-McMoRan, Inc. (x)	136,529	1,520,933

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Newmont Mining Corp.	7,205	$281,860
Nucor Corp.	4,354	215,131
thyssenkrupp AG	82,162	1,639,996

		3,828,330

Total Materials		18,249,734

Telecommunication Services (2.2%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	85,072	3,675,961
CenturyLink, Inc.	7,464	216,531
Frontier Communications Corp. (x)	16,035	79,213
Koninklijke KPN N.V.	623,150	2,260,254
Level 3 Communications, Inc.*	3,950	203,386
Verizon Communications, Inc.	56,336	3,145,802

		9,581,147

Wireless Telecommunication Services (0.6%)
Vodafone Group plc	1,153,060	3,510,136

Total Telecommunication Services		13,091,283

Utilities (1.8%)
Electric Utilities (0.9%)
Alliant Energy Corp.	3,137	124,539
American Electric Power Co., Inc.	6,757	473,598
Duke Energy Corp.	9,472	812,603
Edison International	4,458	346,253
Entergy Corp.	2,436	198,169
Eversource Energy	4,352	260,685
Exelon Corp.	12,658	460,245
FirstEnergy Corp.	5,764	201,221
NextEra Energy, Inc.	6,338	826,475
PG&E Corp.	6,781	433,441
Pinnacle West Capital Corp.	1,481	120,050
PPL Corp.	9,272	350,018
Southern Co.	12,969	695,527
Xcel Energy, Inc.	6,984	312,744

		5,615,568

Gas Utilities (0.0%)
AGL Resources, Inc.	1,609	106,146

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp.	9,283	115,852
NRG Energy, Inc.	102,603	1,538,019

		1,653,871

Multi-Utilities (0.5%)
Ameren Corp.	3,405	182,440
CenterPoint Energy, Inc.	5,919	142,056
CMS Energy Corp.	3,879	177,891
Consolidated Edison, Inc. (x)	4,204	338,170
Dominion Resources, Inc.	8,516	663,652
DTE Energy Co.	2,466	244,430
NiSource, Inc.	4,562	120,984
Public Service Enterprise Group, Inc.	6,925	322,774
SCANA Corp.	1,990	150,563
Sempra Energy	3,237	369,083
TECO Energy, Inc.	3,171	87,646
WEC Energy Group, Inc.	4,335	283,076

		3,082,765

Water Utilities (0.1%)
American Water Works Co., Inc.	2,412	$203,838

Total Utilities		10,662,188

Total Common Stocks (84.3%) (Cost $351,753,634)		509,229,111

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (2.9%)
Consumer Discretionary (1.3%)
Hotels, Restaurants & Leisure (0.3%)
Caesars Entertainment Operating Company, Inc.
1.500%, 3/1/17	$2,101,131	2,096,439
Tropicana Entertainment LLC/Tropicana Finance Corp.
9.625%, 12/15/14 (b)(h)*†	2,014,000	—

		2,096,439

Media (0.6%)
iHeartCommunications, Inc., Term Loan
7.210%, 1/30/19	2,267,587	1,654,393
7.960%, 7/30/19	728,853	532,974
9.000%, 12/15/19	2,028,000	1,519,732

		3,707,099

Multiline Retail (0.1%)
Belk, Inc.
5.750%, 11/18/22	896,753	706,193

Specialty Retail (0.3%)
Toys R Us, Inc.
8.250%, 10/15/19	184,000	178,480
9.750%, 3/15/20	1,748,911	1,506,979

		1,685,459

Total Consumer Discretionary		8,195,190

Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Samson Investment Co.
9.750%, 2/15/20 (h)	1,209,000	24,180

Total Energy		24,180

Health Care (0.5%)
Pharmaceuticals (0.5%)
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20§	3,068,000	2,638,480
6.750%, 8/15/21§	224,000	190,960
7.250%, 7/15/22§	109,000	93,490

Total Health Care		2,922,930

Information Technology (0.7%)
Communications Equipment (0.5%)
Avaya, Inc.
6.500%, 3/30/18	506,832	369,354
7.000%, 4/1/19 (x)§	966,000	688,275

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

6.250%, 5/29/20	$488,936	$343,070
10.500%, 3/1/21§	3,180,000	715,500
Term Loan
5.134%, 10/26/17	945,515	723,792

		2,839,991

Technology Hardware, Storage & Peripherals (0.2%)
Western Digital Corp.
10.500%, 4/1/24 (x)§	1,055,000	1,126,212

Total Information Technology		3,966,203

Materials (0.0%)
Metals & Mining (0.0%)
Walter Energy, Inc.
11.000%, 4/1/20 (h)§	392,430	39

Total Materials		39

Utilities (0.4%)
Electric Utilities (0.4%)
Energy Future Holdings Corp., Term Loan
0.000%, 10/10/17	5,264,099	1,747,023
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.500%, 10/1/20 (h)§	2,404,000	817,360

Total Utilities		2,564,383

Total Corporate Bonds		17,672,925

Government Security (0.2%)
Municipal Bond (0.2%)
Commonwealth of Puerto Rico, General Obligations, Series A 8.000%, 7/1/35	1,590,000	1,059,337

Total Long-Term Debt Securities (3.1%) (Cost $29,347,933)		18,732,262

SHORT-TERM INVESTMENTS:
Government Securities (3.1%)
Federal Home Loan Bank
0.00%, 7/1/16 (o)(p)	5,400,000	5,400,000
U.S. Treasury Bills
0.06%, 7/7/16 (p)	4,000,000	3,999,955
0.12%, 7/14/16 (p)	1,000,000	999,952
0.23%, 8/25/16 (p)	1,000,000	999,645
0.24%, 9/1/16 (p)	1,000,000	999,587
0.21%, 9/8/16 (p)	1,000,000	999,598
0.21%, 9/15/16 (p)	1,000,000	999,557
0.26%, 11/17/16 (p)	2,000,000	1,997,993
0.26%, 11/25/16 (p)	1,000,000	998,918
0.29%, 12/1/16 (p)	1,000,000	998,768
0.29%, 12/8/16 (p)	1,000,000	998,689

Total Government Securities		19,392,662

	Number of Shares	Value (Note 1)
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	4,535,038	$4,535,038

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.2%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $900,011, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $918,000. (xx)	$900,000	900,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $600,007, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $612,001. (xx)	600,000	600,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $1,000,010, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $1,020,005. (xx)	1,000,000	1,000,000
HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $500,005, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $510,010. (xx)	500,000	500,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $1,302,120, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $1,328,147. (xx)	1,302,105	1,302,105

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Mizuho Securities USA, Inc., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $1,000,013, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.750%, maturing 5/31/17-5/31/23; total market value $1,020,000. (xx)	$1,000,000	$1,000,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $100,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $102,001. (xx)	100,000	100,000
Natixis, 0.600%, dated 6/30/16, due 7/1/16, repurchase price $500,008, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50; total market value $510,009. (xx)	500,000	500,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $200,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $204,000. (xx)	200,000	200,000
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $1,000,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $1,020,002. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		7,102,105

Total Short-Term Investments (5.1%) (Cost $31,025,775)		$31,029,805

Total Investments (92.5%) (Cost $412,127,342)		558,991,178
Other Assets Less Liabilities (7.5%)		45,174,077

Net Assets (100%)		$604,165,255

*	Non-income producing.
†	Securities (totaling $318,447 or 0.1% of net assets) held at fair value by management.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2016, the market value of these securities amounted to $6,270,316 or 1.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
@	Shares are less than 0.5.
(b)	Illiquid Security.
(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2016.
(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $6,931,324. This was secured by collateral of $7,102,105 which was received as cash and subsequently invested in short-term investments currently valued at $7,102,105, as reported in the Portfolio of Investments.

Glossary:

ADR	— American Depositary Receipt

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)
BlackRock, Inc.	$634,048	$—	$44,781	$594,975	$8,145	$(4,029)
PNC Financial Services Group, Inc.	712,919	—	57,139	561,184	7,335	(6,497)

	$1,346,967	$—	$101,920	$1,156,159	$15,480	$(10,526)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	532	September-16	$55,945,648	$55,599,320	$(346,328)

At June 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 11/23/16	Bank of America	201	$268,604	$287,112	$(18,508)
British Pound vs. U.S. Dollar, expiring 11/23/16	Bank of America	41	54,012	57,099	(3,087)
British Pound vs. U.S. Dollar, expiring 11/23/16	Bank of America	181	241,119	255,821	(14,702)
British Pound vs. U.S. Dollar, expiring 11/23/16	HSBC Bank plc	41	54,013	57,205	(3,192)
British Pound vs. U.S. Dollar, expiring 11/23/16	State Street Bank & Trust	45	60,249	63,638	(3,389)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	Bank of America	49	54,131	54,742	(611)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	Bank of America	54	60,459	59,883	576
European Union Euro vs. U.S. Dollar, expiring 7/21/16	Bank of America	7	8,114	8,184	(70)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	Bank of America	71	78,749	78,859	(110)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	Bank of America	21	23,128	22,930	198
European Union Euro vs. U.S. Dollar, expiring 7/21/16	Credit Suisse	4	4,057	4,094	(37)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	Credit Suisse	81	90,218	91,193	(975)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	Credit Suisse	83	92,512	91,731	781
European Union Euro vs. U.S. Dollar, expiring 7/21/16	Credit Suisse	67	74,420	75,494	(1,074)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	HSBC Bank plc	27	30,203	30,539	(336)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	HSBC Bank plc	7	8,112	8,158	(46)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	HSBC Bank plc	83	92,512	91,750	762
European Union Euro vs. U.S. Dollar, expiring 7/21/16	HSBC Bank plc	49	54,131	54,754	(623)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	State Street Bank & Trust	83	92,511	91,636	875
European Union Euro vs. U.S. Dollar, expiring 7/21/16	State Street Bank & Trust	97	108,262	109,495	(1,233)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	State Street Bank & Trust	89	99,281	102,163	(2,882)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	State Street Bank & Trust	7	8,113	8,171	(58)
Korean Won vs. U.S. Dollar, expiring 8/12/16	Credit Suisse	64,479	55,957	56,011	(54)
Korean Won vs. U.S. Dollar, expiring 8/12/16	HSBC Bank plc	87,812	76,204	76,799	(595)

					$(48,390)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 11/23/16	Bank of America	42	$55,807	$55,839	$(32)
British Pound vs. U.S. Dollar, expiring 11/23/16	Bank of America	60	81,295	80,439	856
British Pound vs. U.S. Dollar, expiring 11/23/16	Credit Suisse	30	40,793	40,220	573
British Pound vs. U.S. Dollar, expiring 11/23/16	HSBC Bank plc	12,773	18,675,694	17,031,426	1,644,268
British Pound vs. U.S. Dollar, expiring 11/23/16	HSBC Bank plc	47	68,810	63,135	5,675
British Pound vs. U.S. Dollar, expiring 11/23/16	HSBC Bank plc	36	53,308	48,536	4,772
British Pound vs. U.S. Dollar, expiring 11/23/16	HSBC Bank plc	49	72,473	65,749	6,724
British Pound vs. U.S. Dollar, expiring 11/23/16	HSBC Bank plc	35	51,580	47,068	4,512
British Pound vs. U.S. Dollar, expiring 11/23/16	HSBC Bank plc	175	235,099	233,928	1,171
British Pound vs. U.S. Dollar, expiring 11/23/16	HSBC Bank plc	90	121,875	120,660	1,215
British Pound vs. U.S. Dollar, expiring 11/23/16	HSBC Bank plc	84	111,625	111,678	(53)
British Pound vs. U.S. Dollar, expiring 11/23/16	State Street Bank & Trust	84	111,577	111,678	(101)
British Pound vs. U.S. Dollar, expiring 11/23/16	State Street Bank & Trust	18	26,652	24,269	2,383
British Pound vs. U.S. Dollar, expiring 11/23/16	State Street Bank & Trust	88	117,624	116,964	660
British Pound vs. U.S. Dollar, expiring 11/23/16	State Street Bank & Trust	49	72,594	65,749	6,845
British Pound vs. U.S. Dollar, expiring 11/23/16	State Street Bank & Trust	90	122,039	120,659	1,380
British Pound vs. U.S. Dollar, expiring 11/23/16	State Street Bank & Trust	47	68,675	63,135	5,540
European Union Euro vs. U.S. Dollar, expiring 7/21/16	Bank of America	36	39,957	40,409	(452)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	Bank of America	70	79,415	77,567	1,848
European Union Euro vs. U.S. Dollar, expiring 7/21/16	Bank of America	8,017	8,784,973	8,902,218	(117,245)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	Bank of America	28	32,175	31,605	570
European Union Euro vs. U.S. Dollar, expiring 7/21/16	Bank of America	20	21,711	21,986	(275)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	Bank of America	49	54,767	54,881	(114)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	Bank of America	43	47,019	47,211	(192)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	Bank of America	13	15,237	14,877	360
European Union Euro vs. U.S. Dollar, expiring 7/21/16	Bank of America	50	56,404	55,985	419
European Union Euro vs. U.S. Dollar, expiring 7/21/16	Bank of America	12	13,514	13,560	(46)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	Credit Suisse	47	53,501	52,079	1,422
European Union Euro vs. U.S. Dollar, expiring 7/21/16	Credit Suisse	14	15,046	15,308	(262)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	Deutsche Bank AG	20	21,692	21,986	(294)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	HSBC Bank plc	13	15,219	14,877	342
European Union Euro vs. U.S. Dollar, expiring 7/21/16	HSBC Bank plc	50	56,379	55,985	394
European Union Euro vs. U.S. Dollar, expiring 7/21/16	HSBC Bank plc	36	39,878	40,409	(531)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	HSBC Bank plc	45	49,781	49,885	(104)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	HSBC Bank plc	64	70,419	70,816	(397)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	HSBC Bank plc	48	53,989	52,966	1,023
European Union Euro vs. U.S. Dollar, expiring 7/21/16	HSBC Bank plc	12	13,523	13,561	(38)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	HSBC Bank plc	70	$79,433	$77,566	$1,867
European Union Euro vs. U.S. Dollar, expiring 7/21/16	State Street Bank & Trust	53	59,157	59,332	(175)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	State Street Bank & Trust	24	27,016	27,122	(106)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	State Street Bank & Trust	93	105,298	103,059	2,239
European Union Euro vs. U.S. Dollar, expiring 7/21/16	State Street Bank & Trust	64	70,463	70,817	(354)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	State Street Bank & Trust	22	24,849	24,284	565
European Union Euro vs. U.S. Dollar, expiring 7/21/16	State Street Bank & Trust	70	80,274	78,119	2,155
European Union Euro vs. U.S. Dollar, expiring 7/21/16	State Street Bank & Trust	14	15,042	15,309	(267)
European Union Euro vs. U.S. Dollar, expiring 7/21/16	State Street Bank & Trust	42	46,531	46,144	387
European Union Euro vs. U.S. Dollar, expiring 7/21/16	State Street Bank & Trust	49	55,291	54,342	949
European Union Euro vs. U.S. Dollar, expiring 11/4/16	Bank of America	64	71,727	71,636	91
European Union Euro vs. U.S. Dollar, expiring 11/4/16	Bank of America	55	62,214	61,656	558
European Union Euro vs. U.S. Dollar, expiring 11/4/16	Bank of America	6	7,139	7,095	44
European Union Euro vs. U.S. Dollar, expiring 11/4/16	Bank of America	2	2,117	2,038	79
European Union Euro vs. U.S. Dollar, expiring 11/4/16	Bank of America	65	74,248	72,471	1,777
European Union Euro vs. U.S. Dollar, expiring 11/4/16	Bank of America	50	56,144	56,114	30
European Union Euro vs. U.S. Dollar, expiring 11/4/16	Bank of America	27	31,176	30,633	543
European Union Euro vs. U.S. Dollar, expiring 11/4/16	HSBC Bank plc	243	276,623	270,768	5,855
European Union Euro vs. U.S. Dollar, expiring 11/4/16	HSBC Bank plc	2	2,113	2,034	79
European Union Euro vs. U.S. Dollar, expiring 11/4/16	HSBC Bank plc	6	7,143	7,095	48
European Union Euro vs. U.S. Dollar, expiring 11/4/16	HSBC Bank plc	4	4,469	4,440	29
European Union Euro vs. U.S. Dollar, expiring 11/4/16	HSBC Bank plc	50	56,142	56,114	28
European Union Euro vs. U.S. Dollar, expiring 11/4/16	HSBC Bank plc	48	53,749	53,725	24
European Union Euro vs. U.S. Dollar, expiring 11/4/16	HSBC Bank plc	41	46,618	45,949	669
European Union Euro vs. U.S. Dollar, expiring 11/4/16	HSBC Bank plc	111	124,498	123,313	1,185
European Union Euro vs. U.S. Dollar, expiring 11/4/16	State Street Bank & Trust	18	20,050	19,860	190
European Union Euro vs. U.S. Dollar, expiring 11/4/16	State Street Bank & Trust	41	46,721	45,950	771
European Union Euro vs. U.S. Dollar, expiring 11/4/16	State Street Bank & Trust	4	4,464	4,439	25
European Union Euro vs. U.S. Dollar, expiring 11/4/16	State Street Bank & Trust	25	28,063	28,056	7
European Union Euro vs. U.S. Dollar, expiring 11/4/16	State Street Bank & Trust	13	14,273	14,191	82
European Union Euro vs. U.S. Dollar, expiring 11/4/16	State Street Bank & Trust	32	35,965	35,813	152
Korean Won vs. U.S. Dollar, expiring 8/12/16	Bank of America	93,505	78,457	81,145	(2,688)
Korean Won vs. U.S. Dollar, expiring 8/12/16	Bank of America	76,226	65,882	66,150	(268)
Korean Won vs. U.S. Dollar, expiring 8/12/16	Bank of America	111,564	92,416	96,817	(4,401)
Korean Won vs. U.S. Dollar, expiring 8/12/16	Bank of America	101,066	83,734	87,707	(3,973)
Korean Won vs. U.S. Dollar, expiring 8/12/16	Bank of America	52,259	44,993	45,351	(358)
Korean Won vs. U.S. Dollar, expiring 8/12/16	Bank of America	102,201	83,733	88,691	(4,958)
Korean Won vs. U.S. Dollar, expiring 8/12/16	Credit Suisse	41,451	34,378	35,972	(1,594)
Korean Won vs. U.S. Dollar, expiring 8/12/16	Credit Suisse	54,194	44,884	47,031	(2,147)
Korean Won vs. U.S. Dollar, expiring 8/12/16	Credit Suisse	54,847	44,876	47,597	(2,721)
Korean Won vs. U.S. Dollar, expiring 8/12/16	Credit Suisse	375,523	330,333	325,884	4,449
Korean Won vs. U.S. Dollar, expiring 8/12/16	Credit Suisse	20,942	18,004	18,174	(170)
Korean Won vs. U.S. Dollar, expiring 8/12/16	Credit Suisse	93,070	78,190	80,767	(2,577)
Korean Won vs. U.S. Dollar, expiring 8/12/16	Credit Suisse	43,283	35,897	37,562	(1,665)
Korean Won vs. U.S. Dollar, expiring 8/12/16	HSBC Bank plc	63,843	54,539	55,404	(865)
Korean Won vs. U.S. Dollar, expiring 8/12/16	HSBC Bank plc	136,043	112,880	118,060	(5,180)
Korean Won vs. U.S. Dollar, expiring 8/12/16	HSBC Bank plc	123,355	102,133	107,050	(4,917)
Korean Won vs. U.S. Dollar, expiring 8/12/16	HSBC Bank plc	111,037	92,708	96,359	(3,651)
Korean Won vs. U.S. Dollar, expiring 8/12/16	HSBC Bank plc	35,064	29,913	30,429	(516)
Korean Won vs. U.S. Dollar, expiring 8/12/16	HSBC Bank plc	19,979	17,452	17,338	114
Korean Won vs. U.S. Dollar, expiring 8/12/16	HSBC Bank plc	14,156	11,954	12,285	(331)
Korean Won vs. U.S. Dollar, expiring 8/12/16	HSBC Bank plc	246,649	204,264	214,046	(9,782)
Korean Won vs. U.S. Dollar, expiring 8/12/16	HSBC Bank plc	498,138	408,460	432,291	(23,831)
Korean Won vs. U.S. Dollar, expiring 8/12/16	HSBC Bank plc	101,787	83,644	88,332	(4,688)
Korean Won vs. U.S. Dollar, expiring 11/14/16	Bank of America	216,458	187,564	187,744	(180)
Korean Won vs. U.S. Dollar, expiring 11/14/16	Bank of America	51,847	44,761	44,969	(208)
Korean Won vs. U.S. Dollar, expiring 11/14/16	Credit Suisse	193,241	167,693	167,607	86

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Korean Won vs. U.S. Dollar, expiring 11/14/16	Credit Suisse	42,406	$36,728	$36,781	$(53)
Korean Won vs. U.S. Dollar, expiring 11/14/16	HSBC Bank plc	58,880	50,997	51,070	(73)
Korean Won vs. U.S. Dollar, expiring 11/14/16	HSBC Bank plc	152,168	132,597	131,983	614
Korean Won vs. U.S. Dollar, expiring 11/14/16	HSBC Bank plc	51,847	44,761	44,969	(208)
Korean Won vs. U.S. Dollar, expiring 11/14/16	HSBC Bank plc	1,043,862	917,036	905,390	11,646

					$1,527,248

					$1,478,858

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$52,366,659	$3,733,483	$48,355		$56,148,497
Consumer Staples	52,640,900	9,698,412	—		62,339,312
Energy	33,245,054	7,458,845	270,092		40,973,991
Financials	102,307,243	1,874,686	—		104,181,929
Health Care	75,994,702	—	—		75,994,702
Industrials	33,547,995	4,061,852	—		37,609,847
Information Technology	84,646,438	5,331,190	—		89,977,628
Materials	15,002,785	3,246,949	—		18,249,734
Telecommunication Services	7,320,893	5,770,390	—		13,091,283
Utilities	10,662,188	—	—		10,662,188
Corporate Bonds
Consumer Discretionary	—	8,195,190	—	(a)	8,195,190
Energy	—	24,180	—		24,180
Health Care	—	2,922,930	—		2,922,930
Information Technology	—	3,966,203	—		3,966,203
Materials	—	39	—		39
Utilities	—	2,564,383	—		2,564,383
Forward Currency Contracts	—	1,733,481	—		1,733,481
Government Securities
Municipal Bonds	—	1,059,337	—		1,059,337
Short-Term Investments
Government Securities	—	19,392,662	—		19,392,662
Investment Companies	4,535,038	—	—		4,535,038
Repurchase Agreements	—	7,102,105	—		7,102,105

Total Assets	$472,269,895	$88,136,317	$318,447		$560,724,659

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Forward Currency Contracts	$—	$(254,623)	$—	$(254,623)
Futures	(346,328)	—	—	(346,328)

Total Liabilities	$(346,328)	$(254,623)	$—	$(600,951)

Total	$471,923,567	$87,881,694	$318,447	$560,123,708

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$1,733,481

	Liability Derivatives
Foreign exchange contracts	Payables	$(254,623)
Equity contracts	Payables, Net assets – Unrealized depreciation	(346,328)*

Total		$(600,951)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$1,323,911	$1,323,911
Equity contracts	1,889,401	—	1,889,401

Total	$1,889,401	$1,323,911	$3,213,312

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$296,005	$296,005
Equity contracts	80,499	—	80,499

Total	$80,499	$296,005	$376,504

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns and held forward foreign currency contracts for hedging.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $37,820,000 and futures contracts with an average notional balance of approximately $55,009,000 during the six months ended June 30, 2016.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2016:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$7,949	$(7,949)	$—	$—
Credit Suisse	7,311	(7,311)	—	—
HSBC Bank plc	1,693,016	(59,957)	—	1,633,059
State Street Bank & Trust	25,205	(8,565)	—	16,640

Total	$1,733,481	$(83,782)	$—	$1,649,699

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$172,478	$(7,949)	$—	$164,529
Credit Suisse	13,329	(7,311)	—	6,018
Deutsche Bank AG	294	—	—	294
HSBC Bank plc	59,957	(59,957)	—	—
State Street Bank & Trust	8,565	(8,565)	—	—

Total	$254,623	$(83,782)	$—	$170,841

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$900,000	$—	$900,000	$(900,000)	$—
Deutsche Bank AG	600,000	—	600,000	(600,000)	—
HSBC Securities, Inc.	1,500,000	—	1,500,000	(1,500,000)	—
Merrill Lynch PFS, Inc.	1,302,105	—	1,302,105	(1,302,105)	—
Mizuho Securities USA, Inc.	1,000,000	—	1,000,000	(1,000,000)	—
Natixis	600,000	—	600,000	(600,000)	—
Nomura Securities Co., Ltd.	200,000	—	200,000	(200,000)	—
RBS Securities, Inc.	1,000,000	—	1,000,000	(1,000,000)	—

Total	$7,102,105	$—	$7,102,105	$(7,102,105)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$29,792,062
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$67,353,249

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$172,239,663
Aggregate gross unrealized depreciation	(48,020,689)

Net unrealized appreciation	$124,218,974

Federal income tax cost of investments	$434,772,204

For the six months ended June 30, 2016, the Portfolio incurred approximately $375 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $709,471)	$1,156,159
Unaffiliated Issuers (Cost $404,315,766)	550,732,914
Repurchase Agreements (Cost $7,102,105)	7,102,105
Cash	48,321,146
Foreign cash (Cost $278,091)	274,782
Cash held as collateral at broker	2,239,200
Unrealized appreciation on forward foreign currency contracts	1,733,481
Dividends, interest and other receivables	1,242,844
Receivable for securities sold	1,073,169
Due from broker for futures variation margin	623,596
Security lending income receivable	1,139
Receivable from Separate Accounts for Trust shares sold	1,063
Other assets	6,776

Total assets	614,508,374

LIABILITIES
Payable on return of securities loaned	7,102,105
Payable for securities purchased	2,084,756
Payable to Separate Accounts for Trust shares redeemed	357,956
Investment management fees payable	339,699
Unrealized depreciation on forward foreign currency contracts	254,623
Administrative fees payable	61,783
Distribution fees payable – Class IB	39,583
Trustees’ fees payable	1,539
Distribution fees payable – Class IA	549
Accrued expenses	100,526

Total liabilities	10,343,119

NET ASSETS	$604,165,255

Net assets were comprised of:
Paid in capital	$468,339,376
Accumulated undistributed net investment income (loss)	6,294,540
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(18,449,068)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	147,980,407

Net assets	$604,165,255

Class IA
Net asset value, offering and redemption price per share, $2,709,559 / 209,837 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.91

Class IB
Net asset value, offering and redemption price per share, $194,369,786 / 15,074,182 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.89

Class K
Net asset value, offering and redemption price per share, $407,085,910 / 31,485,461 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.93

(x)	Includes value of securities on loan of $6,931,324.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends ($15,480 of dividend income received from affiliates) (net of $71,669 foreign withholding tax)	$7,429,039
Interest	1,647,946
Securities lending (net)	3,037

Total income	9,080,022

EXPENSES
Investment management fees	2,075,766
Administrative fees	372,678
Distribution fees – Class IB	238,071
Professional fees	38,282
Custodian fees	32,532
Printing and mailing expenses	20,474
Trustees’ fees	7,389
Distribution fees – Class IA	3,246
Miscellaneous	18,813

Gross expenses	2,807,251
Less: Waiver from investment manager	(29,651)

Net expenses	2,777,600

NET INVESTMENT INCOME (LOSS)	6,302,422

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($(10,526) of realized gain (loss) from affiliates)	6,919,907
Futures	1,889,401
Foreign currency transactions	1,235,856

Net realized gain (loss)	10,045,164

Change in unrealized appreciation (depreciation) on:
Investments ($(88,888) of change in unrealized appreciation (depreciation) from affiliates)	4,795,295
Futures	80,499
Foreign currency translations	283,899

Net change in unrealized appreciation (depreciation)	5,159,693

NET REALIZED AND UNREALIZED GAIN (LOSS)	15,204,857

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,507,279

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,302,422	$11,051,974
Net realized gain (loss) on investments, futures and foreign currency transactions	10,045,164	41,520,813
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	5,159,693	(66,639,678)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,507,279	(14,066,891)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(53,577)
Class IB	—	(3,937,077)
Class K	—	(9,394,084)

TOTAL DIVIDENDS:	—	(13,384,738)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 10,145 and 14,561 shares, respectively ]	124,320	191,152
Capital shares issued in reinvestment of dividends [ 0 and 4,386 shares, respectively ]	—	53,577
Capital shares repurchased [ (22,967) and (40,686) shares, respectively ]	(269,406)	(534,314)

Total Class IA transactions	(145,086)	(289,585)

Class IB
Capital shares sold [ 275,333 and 745,046 shares, respectively ]	3,397,686	9,674,532
Capital shares issued in reinvestment of dividends [ 0 and 322,730 shares, respectively ]	—	3,937,077
Capital shares repurchased [ (1,467,541) and (2,866,636) shares, respectively ]	(17,899,775)	(37,395,400)

Total Class IB transactions	(14,502,089)	(23,783,791)

Class K
Capital shares sold [ 37,186 and 487,780 shares, respectively ]	452,166	6,456,531
Capital shares issued in reinvestment of dividends [ 0 and 769,015 shares, respectively ]	—	9,394,084
Capital shares repurchased [ (2,880,946) and (3,891,793) shares, respectively ]	(35,052,865)	(50,696,028)

Total Class K transactions	(34,600,699)	(34,845,413)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(49,247,874)	(58,918,789)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,740,595)	(86,370,418)
NET ASSETS:
Beginning of period	631,905,850	718,276,268

End of period (a)	$604,165,255	$631,905,850

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$6,294,540	$(7,882)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IA		2015	2014	2013	2012	2011
Net asset value, beginning of period	$12.44	$13.00	$12.06	$9.40	$8.34	$8.82

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.19	0.21	0.10	0.10	0.10
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.35	(0.50)	0.96	2.64	1.09	(0.48)

Total from investment operations	0.47	(0.31)	1.17	2.74	1.19	(0.38)

Less distributions:
Dividends from net investment income	—	(0.25)	(0.23)	(0.08)	(0.13)	(0.10)

Net asset value, end of period	$12.91	$12.44	$13.00	$12.06	$9.40	$8.34

Total return (b)	3.78%	(2.38)%	9.74%	29.16%	14.02%	(4.23)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,710	$2,770	$3,177	$3,547	$3,624	$3,169
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.11%	1.10%	1.12%	1.14%	1.15%	0.90%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.11%	1.10%	1.12%	1.14%	1.15%	0.90%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.12%	1.11%	1.12%	1.14%	1.15%	0.91%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.95%	1.43%	1.64%	0.89%	1.05%	1.10%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.95%	1.43%	1.64%	0.89%	1.05%	1.10%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.94%	1.43%	1.64%	0.89%	1.05%	1.09%
Portfolio turnover rate (z)^	6%	24%	12%	16%	16%	21%

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IB		2015	2014	2013	2012	2011
Net asset value, beginning of period	$12.42	$12.98	$12.05	$9.38	$8.33	$8.80

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.19	0.20	0.10	0.10	0.11
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.35	(0.51)	0.96	2.65	1.08	(0.50)

Total from investment operations	0.47	(0.32)	1.16	2.75	1.18	(0.39)

Less distributions:
Dividends from net investment income	—	(0.24)	(0.23)	(0.08)	(0.13)	(0.08)

Net asset value, end of period	$12.89	$12.42	$12.98	$12.05	$9.38	$8.33

Total return (b)	3.78%	(2.39)%	9.66%	29.32%	13.91%	(4.37)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$194,370	$202,063	$234,510	$243,039	$221,751	$222,052
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.11%	1.10%	1.12%	1.14%	1.15%	1.15	%(c)
After waivers, reimbursements and fees paid indirectly (a)(f)	1.11%	1.10%	1.12%	1.14%	1.15%	1.15	%(c)
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.12%	1.11%	1.12%	1.14%	1.15%	1.16	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.96%	1.44%	1.62%	0.90%	1.05%	1.21%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.96%	1.44%	1.62%	0.90%	1.05%	1.21%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.95%	1.44%	1.62%	0.90%	1.05%	1.20%
Portfolio turnover rate (z)^	6%	24%	12%	16%	16%	21%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				August 26, 2011* to December 31, 2011
Class K		2015	2014	2013	2012
Net asset value, beginning of period	$12.44	$13.00	$12.07	$9.40	$8.34	$8.09

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13	0.22	0.24	0.12	0.12	0.07
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.36	(0.50)	0.96	2.66	1.09	0.27

Total from investment operations	0.49	(0.28)	1.20	2.78	1.21	0.34

Less distributions:
Dividends from net investment income	—	(0.28)	(0.27)	(0.11)	(0.15)	(0.09)

Net asset value, end of period	$12.93	$12.44	$13.00	$12.07	$9.40	$8.34

Total return (b)	3.94%	(2.13)%	9.93%	29.59%	14.31%	4.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$407,086	$427,073	$480,589	$504,628	$435,252	$429,993
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.86%	0.85%	0.87%	0.89%	0.90%	0.88%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.86%	0.85%	0.87%	0.89%	0.90%	0.88%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.87%	0.86%	0.87%	0.89%	0.90%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.21%	1.69%	1.87%	1.15%	1.30%	2.29%
After waivers, reimbursements and fees paid indirectly (a)(f)	2.21%	1.69%	1.87%	1.15%	1.30%	2.29%
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.20%	1.69%	1.87%	1.15%	1.30%	2.29%
Portfolio turnover rate (z)^	6%	24%	12%	16%	16%	21%
^	Portfolio turnover rate excludes derivatives, if any.
*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Industrials	29.7%
Financials	25.0
Consumer Discretionary	12.5
Repurchase Agreements	10.6
Energy	9.7
Information Technology	6.7
Consumer Staples	4.9
Utilities	4.0
Health Care	3.9
Materials	2.3
Telecommunication Services	0.4
Investment Companies	0.3
Cash and Other	(10.0)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IB
Actual	$1,000.00	$1,016.76	$6.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.90	6.02
Class K
Actual	1,000.00	1,018.18	4.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.14	4.77

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.20% and 0.95%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (12.5%)
Auto Components (2.0%)
Cooper Tire & Rubber Co.	4,607	$137,381
Cooper-Standard Holding, Inc.*	93	7,346
Dana Holding Corp.	12,421	131,166
Federal-Mogul Holdings Corp.*	2,575	21,398
Gentherm, Inc.*	61,000	2,089,250
Metaldyne Performance Group, Inc.	510	7,012
Modine Manufacturing Co.*	3,916	34,461
Motorcar Parts of America, Inc.*	101	2,745
Spartan Motors, Inc.	2,688	16,827
Standard Motor Products, Inc.	723	28,761
Strattec Security Corp.	286	11,660
Superior Industries International, Inc.	2,070	55,434
Tower International, Inc.	1,720	35,398

		2,578,839

Distributors (0.0%)
Weyco Group, Inc.	506	14,057

Diversified Consumer Services (0.4%)
American Public Education, Inc.*	1,283	36,052
Apollo Education Group, Inc.*	7,148	65,190
Ascent Capital Group, Inc., Class A*	882	13,574
Bridgepoint Education, Inc.*	1,479	10,708
Cambium Learning Group, Inc.*	964	4,348
Capella Education Co.	60	3,158
Career Education Corp.*	5,673	33,754
Carriage Services, Inc.	94	2,226
Chegg, Inc. (x)*	3,899	19,495
DeVry Education Group, Inc. (x)	5,219	93,107
Houghton Mifflin Harcourt Co.*	3,431	53,627
K12, Inc.*	2,817	35,184
Liberty Tax, Inc.	118	1,572
Regis Corp.*	3,092	38,495
Sotheby’s, Inc.	1,900	52,060
Strayer Education, Inc.*	479	23,533
Weight Watchers International, Inc. (x)*	198	2,303

		488,386

Hotels, Restaurants & Leisure (1.8%)
Belmond Ltd., Class A*	6,975	69,052
Biglari Holdings, Inc.*	78	31,461
Bravo Brio Restaurant Group, Inc.*	158,000	1,294,020
Caesars Acquisition Co., Class A*	3,916	43,938
Caesars Entertainment Corp. (x)*	4,744	36,481
Carrols Restaurant Group, Inc.*	409	4,867
Century Casinos, Inc.*	858	5,345
Cracker Barrel Old Country Store, Inc. (x)	81	13,889
Del Frisco’s Restaurant Group, Inc.*	1,827	26,163
Del Taco Restaurants, Inc. (x)*	1,902	17,308
Denny’s Corp.*	1,696	18,198
DineEquity, Inc.	631	53,496
El Pollo Loco Holdings, Inc.*	1,697	22,061

Eldorado Resorts, Inc.*	212	$3,221
Empire Resorts, Inc. (x)*	232	3,666
Fiesta Restaurant Group, Inc.*	390	8,506
Fogo De Chao, Inc. (x)*	402	5,250
Golden Entertainment, Inc. (x)	650	7,599
International Speedway Corp., Class A	2,176	72,787
Interval Leisure Group, Inc.	8,496	135,086
Intrawest Resorts Holdings, Inc.*	1,294	16,796
J Alexander’s Holdings, Inc.*	1,155	11,469
Jack in the Box, Inc.	598	51,380
Kona Grill, Inc. (x)*	361	3,870
La Quinta Holdings, Inc.*	5,611	63,965
Luby’s, Inc.*	1,561	7,836
Marcus Corp.	1,545	32,600
Marriott Vacations Worldwide Corp.	1,742	119,310
Monarch Casino & Resort, Inc.*	854	18,762
Noodles & Co. (x)*	301	2,944
Penn National Gaming, Inc.*	890	12,416
Pinnacle Entertainment, Inc.*	4,455	49,361
Red Lion Hotels Corp.*	1,093	7,935
Red Robin Gourmet Burgers, Inc.*	920	43,636
Ruby Tuesday, Inc.*	4,844	17,487
Speedway Motorsports, Inc.	944	16,756

		2,348,917

Household Durables (0.7%)
Bassett Furniture Industries, Inc.	384	9,193
Beazer Homes USA, Inc. (x)*	2,746	21,281
Century Communities, Inc.*	1,203	20,860
CSS Industries, Inc.	725	19,437
Flexsteel Industries, Inc.	520	20,602
GoPro, Inc., Class A (x)*	8,422	91,042
Green Brick Partners, Inc. (x)*	1,907	13,864
Hooker Furniture Corp.	848	18,223
Hovnanian Enterprises, Inc., Class A (x)*	10,279	17,269
KB Home (x)	5,477	83,305
La-Z-Boy, Inc.	2,356	65,544
LGI Homes, Inc. (x)*	81	2,587
Libbey, Inc.	1,683	26,743
Lifetime Brands, Inc.	890	12,985
M.D.C. Holdings, Inc.	2,031	49,435
M/I Homes, Inc.*	1,575	29,657
Meritage Homes Corp.*	2,974	111,644
NACCO Industries, Inc., Class A	310	17,360
New Home Co., Inc. (x)*	914	8,720
TopBuild Corp.*	2,767	100,165
TRI Pointe Group, Inc.*	11,690	138,176
UCP, Inc., Class A*	641	5,141
WCI Communities, Inc.*	1,811	30,606
William Lyon Homes, Class A (x)*	2,015	32,482
ZAGG, Inc.*	2,043	10,726

		957,047

Internet & Catalog Retail (0.0%)
1-800-Flowers.com, Inc., Class A*	1,515	13,665
FTD Cos., Inc.*	1,429	35,668
Gaiam, Inc., Class A (x)*	553	4,280

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Lands’ End, Inc. (x)*	1,244	$20,427

		74,040

Leisure Products (0.1%)
Arctic Cat, Inc. (x)	680	11,560
Callaway Golf Co.	4,910	50,131
Escalade, Inc.	806	8,254
JAKKS Pacific, Inc. (x)*	1,385	10,955
Johnson Outdoors, Inc., Class A	417	10,717
Performance Sports Group Ltd. (x)*	3,486	10,458

		102,075

Media (1.1%)
AMC Entertainment Holdings, Inc., Class A	1,677	46,302
Carmike Cinemas, Inc.*	677	20,391
Daily Journal Corp. (x)*	31	7,347
Entercom Communications Corp., Class A	2,161	29,325
Eros International plc (x)*	2,454	39,926
EW Scripps Co., Class A*	4,938	78,218
Gannett Co., Inc.	9,779	135,048
Global Eagle Entertainment, Inc.*	3,587	23,818
Gray Television, Inc.*	2,016	21,873
Hemisphere Media Group, Inc. (x)*	119	1,404
Liberty Braves Group, Class A*	691	10,393
Liberty Braves Group, Class C (x)*	2,422	35,506
Liberty Media Group, Class A (x)*	1,646	31,504
Liberty Media Group, Class C*	3,178	60,287
MDC Partners, Inc., Class A (x)	2,987	54,632
Media General, Inc.*	9,071	155,930
Meredith Corp.	3,124	162,167
MSG Networks, Inc., Class A*	3,287	50,422
National CineMedia, Inc.	5,164	79,939
New Media Investment Group, Inc.	2,726	49,259
New York Times Co., Class A	10,366	125,429
Reading International, Inc., Class A*	1,089	13,602
Saga Communications, Inc., Class A (x)	300	11,862
Salem Media Group, Inc.	895	6,462
Scholastic Corp. (x)	2,249	89,083
Time, Inc.	8,556	140,832
Townsquare Media, Inc., Class A*	776	6,123
tronc, Inc.	875	12,075

		1,499,159

Multiline Retail (0.1%)
Fred’s, Inc., Class A	2,787	44,899
Sears Holdings Corp. (x)*	754	10,262
Tuesday Morning Corp.*	3,727	26,163

		81,324

Specialty Retail (5.9%)
Aaron’s, Inc.	5,480	119,957

Abercrombie & Fitch Co., Class A	5,669	$100,965
American Eagle Outfitters, Inc. (x)	1,393	22,191
America’s Car-Mart, Inc. (x)*	666	18,808
Ascena Retail Group, Inc.*	9,564	66,852
Barnes & Noble Education, Inc.*	3,340	33,901
Barnes & Noble, Inc.	5,272	59,837
Big 5 Sporting Goods Corp.	1,490	13,812
Boot Barn Holdings, Inc.*	1,119	9,646
Buckle, Inc.	1,574	40,908
Build-A-Bear Workshop, Inc.*	999	13,407
Caleres, Inc.	3,563	86,260
Cato Corp., Class A	1,701	64,162
Chico’s FAS, Inc.	1,102	11,802
Citi Trends, Inc.	1,168	18,139
Conn’s, Inc. (x)*	182,715	1,374,017
Container Store Group, Inc. (x)*	981	5,248
Destination XL Group, Inc.*	858	3,921
DSW, Inc., Class A	5,598	118,566
Express, Inc.*	6,192	89,846
Finish Line, Inc., Class A	2,420	48,860
Genesco, Inc.*	1,507	96,915
Group 1 Automotive, Inc.	1,341	66,192
Guess?, Inc. (x)	5,067	76,258
Haverty Furniture Cos., Inc.	1,601	28,866
Hibbett Sports, Inc. (x)*	73,397	2,553,482
Kirkland’s, Inc.*	668	9,806
Lumber Liquidators Holdings, Inc. (x)*	2,218	34,202
MarineMax, Inc.*	962	16,325
Office Depot, Inc.*	46,026	152,346
Party City Holdco, Inc.*	1,262	17,554
Pier 1 Imports, Inc. (x)	5,703	29,313
Rent-A-Center, Inc. (x)	4,255	52,251
Restoration Hardware Holdings, Inc. (x)*	3,228	92,579
Sears Hometown and Outlet Stores, Inc.*	948	6,390
Shoe Carnival, Inc.	1,163	29,145
Sonic Automotive, Inc., Class A	112,326	1,921,898
Sportsman’s Warehouse Holdings, Inc. (x)*	143	1,153
Stage Stores, Inc. (x)	2,125	10,370
Tailored Brands, Inc. (x)	2,841	35,967
Tilly’s, Inc., Class A*	955	5,530
Vitamin Shoppe, Inc.*	1,888	57,716
West Marine, Inc.*	1,478	12,400
Zumiez, Inc. (x)*	1,499	21,451

		7,649,214

Textiles, Apparel & Luxury Goods (0.4%)
Deckers Outdoor Corp.*	2,512	144,490
Delta Apparel, Inc.*	575	12,966
Fossil Group, Inc. (x)*	3,493	99,655
G-III Apparel Group Ltd.*	718	32,827
Iconix Brand Group, Inc. (x)*	3,606	24,377
Movado Group, Inc.	1,269	27,512
Perry Ellis International, Inc.*	1,033	20,784
Sequential Brands Group, Inc. (x)*	3,232	25,792
Unifi, Inc.*	1,289	35,100

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Vera Bradley, Inc.*	501	$7,099
Vince Holding Corp.*	1,596	8,746
Wolverine World Wide, Inc.	6,776	137,688

		577,036

Total Consumer Discretionary		16,370,094

Consumer Staples (4.9%)
Beverages (0.0%)
Craft Brew Alliance, Inc. (x)*	609	7,016

Food & Staples Retailing (1.9%)
Andersons, Inc.	2,258	80,249
Chefs’ Warehouse, Inc.*	120,139	1,922,224
Ingles Markets, Inc., Class A	1,172	43,716
Natural Grocers by Vitamin Cottage, Inc. (x)*	752	9,814
Smart & Final Stores, Inc.*	597	8,889
SpartanNash Co.	3,076	94,064
SUPERVALU, Inc.*	22,189	104,732
United Natural Foods, Inc.*	4,128	193,190
Village Super Market, Inc., Class A	584	16,872
Weis Markets, Inc.	791	39,985

		2,513,735

Food Products (2.6%)
Alico, Inc.	246	7,442
Cal-Maine Foods, Inc. (x)	573	25,395
Darling Ingredients, Inc.*	172,970	2,577,253
Dean Foods Co.	3,835	69,375
Fresh Del Monte Produce, Inc.	2,528	137,599
John B. Sanfilippo & Son, Inc.	524	22,338
Landec Corp.*	1,621	17,442
Limoneira Co.	85	1,498
Omega Protein Corp.*	1,729	34,563
Sanderson Farms, Inc. (x)	1,663	144,082
Seaboard Corp.*	22	63,154
Seneca Foods Corp., Class A*	558	20,205
Snyder’s-Lance, Inc.	6,672	226,114

		3,346,460

Household Products (0.1%)
Central Garden & Pet Co.*	751	17,146
Central Garden & Pet Co., Class A*	2,423	52,603
Oil-Dri Corp. of America	400	13,812

		83,561

Personal Products (0.1%)
Avon Products, Inc.	28,804	108,879
Elizabeth Arden, Inc.*	183	2,518
Inter Parfums, Inc.	792	22,628
Nature’s Sunshine Products, Inc.	701	6,681
Nutraceutical International Corp.*	655	15,163
Revlon, Inc., Class A*	690	22,204
Synutra International, Inc.*	1,303	4,964

		183,037

Tobacco (0.2%)
Alliance One International, Inc.*	700	10,780
Turning Point Brands, Inc.*	231	2,372

Universal Corp. (x)	1,847	$106,646
Vector Group Ltd.	4,107	92,079

		211,877

Total Consumer Staples		6,345,686

Energy (9.7%)
Energy Equipment & Services (8.0%)
Archrock, Inc.	5,772	54,372
Atwood Oceanics, Inc. (x)	5,156	64,553
Bristow Group, Inc.	2,843	32,439
CARBO Ceramics, Inc. (x)	1,653	21,654
Dawson Geophysical Co.*	1,636	13,333
Era Group, Inc.*	1,581	14,861
Exterran Corp.*	2,724	35,003
Fairmount Santrol Holdings, Inc.*	5,443	41,965
Forum Energy Technologies, Inc.*	4,965	85,944
Geospace Technologies Corp. (x)*	1,100	18,007
Helix Energy Solutions Group, Inc.*	8,368	56,568
Hornbeck Offshore Services, Inc. (x)*	187,784	1,566,119
Independence Contract Drilling, Inc. (x)*	2,439	13,244
Matrix Service Co.*	130,204	2,147,064
McDermott International, Inc. (x)*	20,138	99,482
Natural Gas Services Group, Inc.*	98,482	2,255,238
Newpark Resources, Inc.*	6,863	39,737
Noble Corp. plc	170,000	1,400,800
North American Energy Partners, Inc.	370,000	1,043,400
Oil States International, Inc.*	4,244	139,543
Parker Drilling Co.*	400,157	916,359
PHI, Inc. (Non-Voting)*	930	16,628
Pioneer Energy Services Corp.*	5,296	24,362
RigNet, Inc. (x)*	943	12,627
SEACOR Holdings, Inc.*	1,330	77,073
Seadrill Ltd. (x)*	31,480	101,995
Tesco Corp.	3,246	21,716
TETRA Technologies, Inc.*	2,275	14,492
Tidewater, Inc. (x)	3,955	17,442
Unit Corp.*	4,206	65,445
Willbros Group, Inc. (x)*	3,471	8,782

		10,420,247

Oil, Gas & Consumable Fuels (1.7%)
Abraxas Petroleum Corp.*	5,780	6,531
Adams Resources & Energy, Inc.	183	7,046
Alon USA Energy, Inc.	2,587	16,764
Ardmore Shipping Corp.	1,766	11,956
Bill Barrett Corp.*	4,172	26,659
California Resources Corp. (x)	2,635	32,147
Clayton Williams Energy, Inc.*	493	13,538
Clean Energy Fuels Corp. (x)*	7,249	25,154
Cobalt International Energy, Inc. (x)*	33,928	45,464
Contango Oil & Gas Co.*	1,460	17,870
CVR Energy, Inc. (x)	1,224	18,972
Delek U.S. Holdings, Inc.	5,145	67,965

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares		Value (Note 1)

Denbury Resources, Inc. (x)*	29,216		$104,885
DHT Holdings, Inc.	7,681		38,635
Dorian LPG Ltd.*	2,147		15,136
Earthstone Energy, Inc.*	110		1,186
Eclipse Resources Corp. (x)*	4,048		13,520
EP Energy Corp., Class A (x)*	3,218		16,669
Erin Energy Corp. (x)*	925		2,229
EXCO Resources, Inc. (x)*	11,656		15,153
Frontline Ltd. (x)	5,417		42,632
GasLog Ltd. (x)	3,392		44,028
Gener8 Maritime, Inc.*	3,281		20,998
Golar LNG Ltd.	7,379		114,374
Green Plains, Inc.	3,036		59,870
Jones Energy, Inc., Class A*	2,471		10,181
Navios Maritime Acquisition Corp.	6,853		10,759
Nordic American Tankers Ltd. (x)	7,182		99,758
Northern Oil and Gas, Inc. (x)*	3,904		18,036
Oasis Petroleum, Inc.*	14,816		138,381
Overseas Shipholding Group, Inc., Class A	2,997		32,937
Pacific Ethanol, Inc. (x)*	2,444		13,320
Panhandle Oil and Gas, Inc., Class A	613		10,219
Par Pacific Holdings, Inc. (x)*	1,450		22,243
PDC Energy, Inc.*	3,829		220,589
Renewable Energy Group, Inc.*	3,428		30,269
REX American Resources Corp.*	461		27,582
Ring Energy, Inc.*	2,951		26,028
RSP Permian, Inc.*	6,527		227,727
Sanchez Energy Corp. (x)*	3,134		22,126
Scorpio Tankers, Inc.	13,663		57,385
SemGroup Corp., Class A	3,677		119,723
Ship Finance International Ltd. (x)	4,948		72,934
Stone Energy Corp.*	—	@	2
Synergy Resources Corp. (x)*	13,656		90,949
Teekay Corp.	3,698		26,367
Teekay Tankers Ltd., Class A	9,761		29,088
W&T Offshore, Inc. (x)*	2,830		6,566
Western Refining, Inc.	5,655		116,663
Westmoreland Coal Co. (x)*	1,496		14,242

			2,223,455

Total Energy			12,643,702

Financials (25.0%)
Banks (11.0%)
1st Source Corp.	1,291		41,815
Access National Corp.	655		12,779
ACNB Corp. (x)	469		11,777
Allegiance Bancshares, Inc.*	825		20,526
American National Bankshares, Inc.	667		16,795
Ameris Bancorp	756		22,453
Ames National Corp.	716		19,203
Arrow Financial Corp.	915		27,715
Atlantic Capital Bancshares, Inc. (x)*	1,180		17,063
Avenue Financial Holdings, Inc. (x)*	77		1,513
Banc of California, Inc.	1,190		21,539

BancFirst Corp.	647		$39,027
Banco Latinoamericano de Comercio Exterior S.A., Class E	2,544		67,416
Bancorp, Inc.*	2,933		17,657
BancorpSouth, Inc.	7,224		163,913
Bank of Marin Bancorp/California	491		23,750
Bankwell Financial Group, Inc.	387		8,537
Banner Corp.	2,498		106,265
Bar Harbor Bankshares	500		17,550
BBCN Bancorp, Inc.	6,464		96,443
Berkshire Hills Bancorp, Inc.	2,565		69,050
Blue Hills Bancorp, Inc. (x)	1,886		27,837
BNC Bancorp	2,834		64,360
Boston Private Financial Holdings, Inc.	6,792		80,010
Bridge Bancorp, Inc.	1,378		39,135
Brookline Bancorp, Inc.	5,774		63,687
Bryn Mawr Bank Corp.	1,390		40,588
BSB Bancorp, Inc./Massachusetts*	694		15,719
C&F Financial Corp. (x)	258		11,548
California First National Bancorp	152		2,245
Camden National Corp.	841		35,322
Capital Bank Financial Corp., Class A	814		23,443
Capital City Bank Group, Inc.	915		12,737
Cardinal Financial Corp.	2,406		52,788
Carolina Financial Corp. (x)	821		15,336
Cascade Bancorp*	2,617		14,498
Cathay General Bancorp	6,188		174,502
CenterState Banks, Inc.	3,845		60,559
Central Pacific Financial Corp.	2,512		59,283
Central Valley Community Bancorp	698		9,772
Century Bancorp, Inc./Massachusetts, Class A	248		10,498
Chemical Financial Corp. (x)	3,174		118,358
Chemung Financial Corp. (x)	246		7,220
Citizens & Northern Corp.	940		19,007
City Holding Co.	1,217		55,337
CNB Financial Corp./Pennsylvania	1,112		19,794
CoBiz Financial, Inc.	2,830		33,111
Codorus Valley Bancorp, Inc.	613		12,487
Columbia Banking System, Inc.	4,825		135,389
Community Bank System, Inc.	3,577		146,979
Community Trust Bancorp, Inc.	1,243		43,082
CommunityOne Bancorp*	1,034		13,070
ConnectOne Bancorp, Inc.	2,360		37,028
County Bancorp, Inc. (x)	116		2,392
CU Bancorp*	1,192		27,094
Customers Bancorp, Inc.*	1,233		30,985
CVB Financial Corp.	8,413		137,889
Eagle Bancorp, Inc.*	545		26,220
East West Bancorp, Inc.	70,000		2,392,600
Enterprise Bancorp, Inc./Massachusetts	705		16,913
Enterprise Financial Services Corp.	1,577		43,983

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Equity Bancshares, Inc., Class A (x)*	420	$9,299
F.N.B. Corp./Pennsylvania	17,489	219,312
Farmers Capital Bank Corp.	628	17,176
Farmers National Banc Corp.	1,975	17,380
FCB Financial Holdings, Inc., Class A*	2,492	84,728
Fidelity Southern Corp.	1,717	26,905
Financial Institutions, Inc.	1,120	29,198
First Bancorp, Inc./Maine (x)	828	17,835
First Bancorp/North Carolina	1,629	28,638
First BanCorp/Puerto Rico*	9,947	39,490
First Busey Corp.	2,529	54,095
First Business Financial Services, Inc.	655	15,373
First Citizens BancShares, Inc./North Carolina, Class A	634	164,149
First Commonwealth Financial Corp.	7,375	67,850
First Community Bancshares, Inc./Virginia	1,261	28,297
First Community Financial Partners, Inc.*	1,105	9,724
First Connecticut Bancorp, Inc./Connecticut	949	15,715
First Financial Bancorp	5,090	99,000
First Financial Bankshares, Inc. (x)	1,997	65,482
First Financial Corp./Indiana	823	30,138
First Financial Northwest, Inc. (x)	720	9,562
First Foundation, Inc.*	738	15,867
First Internet Bancorp	425	10,123
First Interstate BancSystem, Inc., Class A	1,647	46,281
First Merchants Corp.	3,384	84,363
First Mid-Illinois Bancshares, Inc. (x)	447	11,175
First Midwest Bancorp, Inc./Illinois	6,699	117,634
First NBC Bank Holding Co.*	1,320	22,163
First Northwest Bancorp (x)*	913	11,632
First of Long Island Corp.	1,174	33,659
FirstMerit Corp.	13,763	278,976
Flushing Financial Corp.	2,361	46,937
Franklin Financial Network, Inc.*	571	17,907
Fulton Financial Corp.	14,304	193,104
German American Bancorp, Inc.	1,179	37,693
Glacier Bancorp, Inc.	6,331	168,278
Great Southern Bancorp, Inc.	888	32,829
Great Western Bancorp, Inc.	4,904	154,672
Green Bancorp, Inc.*	1,742	15,190
Guaranty Bancorp	1,214	20,274
Hampton Roads Bankshares, Inc.*	2,998	5,366
Hancock Holding Co.	6,449	168,383
Hanmi Financial Corp.	2,606	61,215
Heartland Financial USA, Inc.	1,823	64,334
Heritage Commerce Corp.	1,877	19,765
Heritage Financial Corp./Washington	2,472	43,458
Heritage Oaks Bancorp	1,949	15,475

Hilltop Holdings, Inc.*	6,255	$131,292
HomeTrust Bancshares, Inc.*	1,374	25,419
Horizon Bancorp/Indiana	954	23,984
IBERIABANK Corp.	3,410	203,679
Independent Bank Corp./Massachusetts	2,148	98,164
Independent Bank Corp./Michigan	1,701	24,681
Independent Bank Group, Inc.	924	39,649
International Bancshares Corp.	4,554	118,814
Investors Bancorp, Inc.	24,807	274,862
Lakeland Bancorp, Inc. (x)	3,256	37,053
Lakeland Financial Corp.	1,329	62,476
LCNB Corp.	673	10,633
LegacyTexas Financial Group, Inc.	3,694	99,406
Macatawa Bank Corp.	2,113	15,678
MainSource Financial Group, Inc.	1,902	41,939
MB Financial, Inc.	5,833	211,621
MBT Financial Corp.	1,405	11,240
Mercantile Bank Corp.	1,310	31,257
Merchants Bancshares, Inc./Vermont	462	14,082
Middleburg Financial Corp.	369	10,037
Midland States Bancorp, Inc.*	304	6,594
MidWestOne Financial Group, Inc.	679	19,392
MutualFirst Financial, Inc. (x)	419	11,460
National Bankshares, Inc./Virginia (x)	531	18,542
National Commerce Corp.*	699	16,301
NBT Bancorp, Inc.	3,536	101,236
Nicolet Bankshares, Inc.*	625	23,800
Northrim BanCorp, Inc.	543	14,275
OFG Bancorp	3,686	30,594
Old Line Bancshares, Inc.	671	12,078
Old National Bancorp/Indiana	11,061	138,594
Old Second Bancorp, Inc.	2,279	15,566
Opus Bank	520	17,576
Orrstown Financial Services, Inc.	581	10,487
Pacific Continental Corp.	1,538	24,162
Pacific Mercantile Bancorp*	1,219	8,655
Pacific Premier Bancorp, Inc.*	1,506	36,144
Park National Corp. (x)	1,102	101,142
Park Sterling Corp.	2,940	20,845
Peapack-Gladstone Financial Corp.	1,299	24,044
Penns Woods Bancorp, Inc. (x)	390	16,376
Peoples Bancorp, Inc./Ohio	1,354	29,504
Peoples Financial Services Corp.	579	22,662
People’s Utah Bancorp	1,060	17,596
Pinnacle Financial Partners, Inc.	3,075	150,214
Preferred Bank/California	986	28,471
Premier Financial Bancorp, Inc. (x)	673	11,340
PrivateBancorp, Inc.	6,531	287,560
Prosperity Bancshares, Inc.	5,571	284,065
QCR Holdings, Inc.	986	26,809
Renasant Corp.	3,390	109,599
Republic Bancorp, Inc./Kentucky, Class A	816	22,546

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Republic First Bancorp, Inc. (x)*	2,701	$11,641
S&T Bancorp, Inc.	2,834	69,291
Sandy Spring Bancorp, Inc.	1,959	56,929
Seacoast Banking Corp. of Florida*	2,461	39,967
Shore Bancshares, Inc.	1,011	11,879
Sierra Bancorp	981	16,373
Simmons First National Corp., Class A	2,436	112,507
South State Corp.	1,966	133,786
Southern First Bancshares, Inc.*	455	10,965
Southern National Bancorp of Virginia, Inc. (x)	880	10,692
Southside Bancshares, Inc.	2,047	63,293
Southwest Bancorp, Inc./Oklahoma	1,510	25,564
State Bank Financial Corp.	2,915	59,320
Sterling Bancorp/Delaware	10,546	165,572
Stock Yards Bancorp, Inc.	1,757	49,586
Stonegate Bank	943	30,431
Suffolk Bancorp	974	30,496
Summit Financial Group, Inc. (x)	665	11,637
Sun Bancorp, Inc./New Jersey*	874	18,057
Talmer Bancorp, Inc., Class A	1,136	21,777
Texas Capital Bancshares, Inc.*	3,556	166,279
Tompkins Financial Corp.	1,203	78,195
Towne Bank/Virginia (x)	4,633	100,304
TriCo Bancshares	1,690	46,644
TriState Capital Holdings, Inc.*	1,823	25,030
Triumph Bancorp, Inc.*	1,284	20,544
Trustmark Corp.	5,615	139,533
UMB Financial Corp.	3,731	198,526
Umpqua Holdings Corp.	18,388	284,462
Union Bankshares Corp.	3,618	89,401
United Bankshares, Inc./West Virginia (x)	5,475	205,367
United Community Banks, Inc./Georgia	5,816	106,375
Univest Corp. of Pennsylvania	1,532	32,203
Valley National Bancorp	20,622	188,073
Veritex Holdings, Inc.*	460	7,369
Washington Trust Bancorp, Inc.	1,229	46,604
WashingtonFirst Bankshares, Inc. (x)	640	13,830
Webster Financial Corp.	7,641	259,412
WesBanco, Inc.	2,959	91,877
West Bancorp, Inc.	1,259	23,405
Westamerica Bancorp (x)	2,054	101,180
Wilshire Bancorp, Inc.	5,957	62,072
Wintrust Financial Corp.	4,032	205,632
Yadkin Financial Corp.	4,143	103,948
Your Community Bankshares, Inc. (x)	397	14,752

		14,406,665

Capital Markets (0.7%)
Actua Corp.*	2,981	26,918
Arlington Asset Investment Corp., Class A (x)	1,806	23,496
Associated Capital Group, Inc., Class A	377	10,812

B. Riley Financial, Inc. (x)	726	$6,955
Calamos Asset Management, Inc., Class A	1,459	10,665
Cowen Group, Inc., Class A (x)*	8,270	24,479
FBR & Co.	493	7,360
GAMCO Investors, Inc., Class A	289	9,471
Greenhill & Co., Inc.	593	9,547
INTL FCStone, Inc.*	1,267	34,576
Investment Technology Group, Inc.	2,372	39,660
Janus Capital Group, Inc.	12,002	167,068
KCG Holdings, Inc., Class A*	4,372	58,148
Ladenburg Thalmann Financial Services, Inc. (x)*	7,229	17,060
Manning & Napier, Inc.	1,219	11,581
Medley Management, Inc., Class A	259	1,523
OM Asset Management plc	1,045	13,951
Oppenheimer Holdings, Inc., Class A	849	13,126
Piper Jaffray Cos.*	1,280	48,256
PJT Partners, Inc., Class A (x)	1,472	33,856
Pzena Investment Management, Inc., Class A	245	1,864
Safeguard Scientifics, Inc.*	1,728	21,583
Stifel Financial Corp.*	5,342	168,006
Virtu Financial, Inc., Class A	135	2,430
Virtus Investment Partners, Inc. (x)	520	37,014
Waddell & Reed Financial, Inc., Class A	2,355	40,553
Walter Investment Management Corp. (x)*	1,691	4,667

		844,625

Consumer Finance (2.3%)
Cash America International, Inc.	1,983	84,515
Encore Capital Group, Inc. (x)*	1,721	40,495
Enova International, Inc.*	2,287	16,832
EZCORP, Inc., Class A*	4,240	32,054
Green Dot Corp., Class A*	2,950	67,821
LendingClub Corp. (x)*	15,212	65,412
Nelnet, Inc., Class A	1,718	59,701
PRA Group, Inc. (x)*	3,843	92,770
Regional Management Corp. (x)*	170,332	2,497,067
World Acceptance Corp. (x)*	516	23,530

		2,980,197

Diversified Financial Services (0.1%)
BBX Capital Corp., Class A*	232	3,566
FNFV Group (x)*	5,528	63,406
GAIN Capital Holdings, Inc.	2,598	16,419
Marlin Business Services Corp.	716	11,671
NewStar Financial, Inc.*	2,154	18,137
On Deck Capital, Inc. (x)*	4,037	20,790
PICO Holdings, Inc.*	1,624	15,363
Resource America, Inc., Class A	955	9,283
Tiptree Financial, Inc., Class A	2,235	12,248

		170,883

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Insurance (1.9%)
Ambac Financial Group, Inc.*	3,460	$56,952
American Equity Investment Life Holding Co.	6,502	92,653
American Independence Corp.*	67	1,643
AMERISAFE, Inc.	415	25,406
Argo Group International Holdings Ltd.	2,440	126,641
Atlas Financial Holdings, Inc.*	476	8,197
Baldwin & Lyons, Inc., Class B	761	18,766
Blue Capital Reinsurance Holdings Ltd.	496	9,181
Citizens, Inc./Texas (x)*	4,058	30,841
CNO Financial Group, Inc.	15,023	262,302
Donegal Group, Inc., Class A	741	12,219
EMC Insurance Group, Inc.	718	19,903
Employers Holdings, Inc.	2,536	73,595
Enstar Group Ltd.*	959	155,348
FBL Financial Group, Inc., Class A	882	53,511
Federated National Holding Co.	1,115	21,230
Fidelity & Guaranty Life (x)	1,114	25,822
Genworth Financial, Inc., Class A*	16,102	41,543
Global Indemnity plc*	737	20,290
Greenlight Capital Reinsurance Ltd., Class A*	2,480	49,997
Hallmark Financial Services, Inc.*	1,207	13,989
HCI Group, Inc.	734	20,024
Heritage Insurance Holdings, Inc.	2,266	27,124
Horace Mann Educators Corp.	3,425	115,731
Independence Holding Co.	696	12,507
Infinity Property & Casualty Corp.	899	72,513
Investors Title Co.	121	11,525
James River Group Holdings Ltd.	1,194	40,548
Kemper Corp.	3,363	104,186
Maiden Holdings Ltd.	4,355	53,305
MBIA, Inc.*	11,095	75,779
National General Holdings Corp.	1,743	37,335
National Interstate Corp.	497	15,034
National Western Life Group, Inc., Class A	208	40,616
Navigators Group, Inc.	948	87,188
OneBeacon Insurance Group Ltd., Class A	1,847	25,489
RLI Corp.	582	40,030
Safety Insurance Group, Inc.	1,202	74,019
Selective Insurance Group, Inc.	4,499	171,907
State Auto Financial Corp.	1,325	29,031
State National Cos., Inc.	2,397	25,240
Stewart Information Services Corp.	1,819	75,325
Third Point Reinsurance Ltd. (x)*	5,218	61,155
United Fire Group, Inc.	1,813	76,926
United Insurance Holdings Corp. (x)	414	6,781
Universal Insurance Holdings, Inc.	737	13,693

		2,433,040

Real Estate Investment Trusts (REITs) (6.9%)
Acadia Realty Trust (REIT)	4,639	$164,777
AG Mortgage Investment Trust, Inc. (REIT)	2,332	33,674
Agree Realty Corp. (REIT)	1,874	90,402
Alexander’s, Inc. (REIT)	11	4,502
Altisource Residential Corp. (REIT)	4,357	40,041
American Assets Trust, Inc. (REIT)	2,100	89,124
American Capital Mortgage Investment Corp. (REIT)	3,776	59,623
Anworth Mortgage Asset Corp. (REIT)	7,722	36,293
Apollo Commercial Real Estate Finance, Inc. (REIT) (x)	4,885	78,502
Apollo Residential Mortgage, Inc. (REIT)	2,694	36,100
Ares Commercial Real Estate Corp. (REIT) (x)	2,231	27,419
Armada Hoffler Properties, Inc. (REIT)	309	4,246
ARMOUR Residential REIT, Inc. (REIT) (x)	3,065	61,308
Ashford Hospitality Prime, Inc. (REIT)	2,228	31,504
Ashford Hospitality Trust, Inc. (REIT)	6,546	35,152
Bluerock Residential Growth REIT, Inc. (REIT)	1,516	19,708
Capstead Mortgage Corp. (REIT) (x)	7,937	76,989
CatchMark Timber Trust, Inc. (REIT), Class A	3,169	38,725
CBL & Associates Properties, Inc. (REIT)	14,061	130,908
Cedar Realty Trust, Inc. (REIT)	6,858	50,955
Chatham Lodging Trust (REIT)	3,114	68,446
Chesapeake Lodging Trust (REIT)	3,624	84,258
City Office REIT, Inc. (REIT) (x)	286	3,712
Colony Capital, Inc. (REIT), Class A (x)	9,407	144,397
Colony Starwood Homes (REIT) (x)	5,397	164,177
Community Healthcare Trust, Inc. (REIT)	1,010	21,351
CorEnergy Infrastructure Trust, Inc. (REIT) (x)	991	28,590
Cousins Properties, Inc. (REIT)	17,307	179,993
CYS Investments, Inc. (REIT)	12,663	105,989
DiamondRock Hospitality Co. (REIT)	16,720	150,982
Dynex Capital, Inc. (REIT)	3,763	26,115
Easterly Government Properties, Inc. (REIT)	1,914	37,763
Education Realty Trust, Inc. (REIT)	4,833	222,995
Farmland Partners, Inc. (REIT) (x)	944	10,686
FelCor Lodging Trust, Inc. (REIT)	1,489	9,276

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

First Industrial Realty Trust, Inc. (REIT)	7,540	$209,763
First Potomac Realty Trust (REIT)	4,769	43,875
Four Corners Property Trust, Inc. (REIT)	1,102	22,690
Franklin Street Properties Corp. (REIT)	8,027	98,491
Geo Group, Inc. (REIT)	4,844	165,568
Getty Realty Corp. (REIT)	2,134	45,774
Gladstone Commercial Corp. (REIT)	1,830	30,909
Global Net Lease, Inc. (REIT) (x)	14,080	111,936
Government Properties Income Trust (REIT) (x)	5,612	129,413
Gramercy Property Trust (REIT)	29,904	275,715
Great Ajax Corp. (REIT)	1,038	14,397
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	3,066	66,226
Hatteras Financial Corp. (REIT)	7,851	128,756
Healthcare Realty Trust, Inc. (REIT)	8,655	302,838
Hersha Hospitality Trust (REIT)	3,280	56,252
Hudson Pacific Properties, Inc. (REIT)	6,543	190,925
Independence Realty Trust, Inc. (REIT)	3,336	27,288
InfraREIT, Inc. (REIT)	3,315	58,145
Invesco Mortgage Capital, Inc. (REIT)	9,393	128,590
Investors Real Estate Trust (REIT)	9,980	64,571
Kite Realty Group Trust (REIT)	6,863	192,370
Ladder Capital Corp. (REIT)	3,246	39,601
LaSalle Hotel Properties (REIT)	8,898	209,815
Lexington Realty Trust (REIT)	19,043	192,525
LTC Properties, Inc. (REIT)	430	22,244
Mack-Cali Realty Corp. (REIT)	7,413	200,151
Medical Properties Trust, Inc. (REIT)	13,079	198,932
Monmouth Real Estate Investment Corp. (REIT) (x)	4,327	57,376
Monogram Residential Trust, Inc. (REIT) (x)	14,004	142,981
National Storage Affiliates Trust (REIT)	1,680	34,978
New Residential Investment Corp. (REIT)	18,648	258,088
New Senior Investment Group, Inc. (REIT)	6,429	68,662
New York Mortgage Trust, Inc. (REIT) (x)	9,217	56,224
New York REIT, Inc. (REIT)	13,693	126,660
NexPoint Residential Trust, Inc. (REIT)	1,515	27,573
NorthStar Realty Europe Corp. (REIT)	4,921	45,519
One Liberty Properties, Inc. (REIT)	1,043	24,876
Orchid Island Capital, Inc. (REIT) (x)	1,404	14,447

Owens Realty Mortgage, Inc. (REIT) (x)	789	$13,129
Parkway Properties, Inc. (REIT)	6,735	112,677
Pebblebrook Hotel Trust (REIT)	5,958	156,397
Pennsylvania Real Estate Investment Trust (REIT)	4,050	86,872
PennyMac Mortgage Investment Trust (REIT)‡	5,660	91,862
Physicians Realty Trust (REIT)	5,452	114,546
Preferred Apartment Communities, Inc. (REIT), Class A (x)	1,867	27,482
RAIT Financial Trust (REIT)	7,044	22,048
Ramco-Gershenson Properties Trust (REIT)	6,525	127,955
Redwood Trust, Inc. (REIT) (x)	6,366	87,914
Resource Capital Corp. (REIT)	2,506	32,227
Retail Opportunity Investments Corp. (REIT)	2,383	51,640
Rexford Industrial Realty, Inc. (REIT)	3,330	70,230
RLJ Lodging Trust (REIT)	10,139	217,482
Rouse Properties, Inc. (REIT)	3,155	57,579
Sabra Health Care REIT, Inc. (REIT)	4,491	92,672
Saul Centers, Inc. (REIT)	87	5,369
Select Income REIT (REIT)	5,258	136,655
Seritage Growth Properties (REIT), Class A (x)	2,075	103,418
Silver Bay Realty Trust Corp. (REIT)	2,796	47,616
Summit Hotel Properties, Inc. (REIT)	7,200	95,328
Sunstone Hotel Investors, Inc. (REIT)	18,046	217,815
Terreno Realty Corp. (REIT)	2,628	67,986
Tier REIT, Inc. (REIT) (x)	3,943	60,446
UMH Properties, Inc. (REIT)	1,440	16,200
United Development Funding IV (REIT) (b)(x)†	2,620	7,126
Washington Real Estate Investment Trust (REIT)	4,007	126,060
Western Asset Mortgage Capital Corp. (REIT) (x)	3,390	31,832
Whitestone REIT (REIT)	2,095	31,593
WP Glimcher, Inc. (REIT)	12,122	135,645
Xenia Hotels & Resorts, Inc. (REIT)	8,652	145,181

		9,044,808

Real Estate Management & Development (0.3%)
Alexander & Baldwin, Inc.	1,829	66,100
AV Homes, Inc.*	722	8,823
Consolidated-Tomoka Land Co.	38	1,804
Forestar Group, Inc.*	2,569	30,545
FRP Holdings, Inc.*	531	18,319
Griffin Industrial Realty, Inc.	49	1,502
Kennedy-Wilson Holdings, Inc.	3,462	65,640
RE/MAX Holdings, Inc., Class A	1,459	58,739
St. Joe Co.*	4,208	74,566
Stratus Properties, Inc.*	494	9,253
Tejon Ranch Co.*	1,144	27,044

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Trinity Place Holdings, Inc. (x)*	1,206	$9,274

		371,609

Thrifts & Mortgage Finance (1.8%)
Astoria Financial Corp.	7,694	117,949
Bank Mutual Corp.	3,413	26,212
BankFinancial Corp.	1,253	15,023
Bear State Financial, Inc. (x)	1,479	13,947
Beneficial Bancorp, Inc.*	5,893	74,959
BofI Holding, Inc.*	314	5,561
Capitol Federal Financial, Inc.	10,658	148,679
Charter Financial Corp./Maryland	1,150	15,272
Clifton Bancorp, Inc.	1,800	27,126
Dime Community Bancshares, Inc.	2,600	44,226
ESSA Bancorp, Inc.	655	8,777
EverBank Financial Corp.	8,608	127,915
Federal Agricultural Mortgage Corp., Class C	736	25,628
First Defiance Financial Corp.	731	28,399
Flagstar Bancorp, Inc.*	1,753	42,791
Fox Chase Bancorp, Inc.	881	17,920
Greene County Bancorp, Inc. (x)	181	2,945
Hingham Institution for Savings	63	7,744
Home Bancorp, Inc.	394	10,823
HomeStreet, Inc.*	1,991	39,661
Impac Mortgage Holdings, Inc. (x)*	665	10,427
Kearny Financial Corp.	7,674	96,539
Lake Sunapee Bank Group	630	10,779
Meridian Bancorp, Inc.	3,403	50,296
Meta Financial Group, Inc.	679	34,602
MGIC Investment Corp.*	28,499	169,569
Nationstar Mortgage Holdings, Inc. (x)*	1,570	17,678
NMI Holdings, Inc., Class A*	4,201	23,022
Northfield Bancorp, Inc.	3,171	47,026
Northwest Bancshares, Inc.	8,050	119,382
OceanFirst Financial Corp.	1,712	31,107
Ocwen Financial Corp. (x)*	8,537	14,598
Oritani Financial Corp.	3,210	51,328
PennyMac Financial Services, Inc., Class A*‡	468	5,845
PHH Corp.*	4,430	59,008
Provident Bancorp, Inc.*	320	4,934
Provident Financial Holdings, Inc.	522	9,553
Provident Financial Services, Inc.	5,110	100,360
Radian Group, Inc.	17,971	187,258
SI Financial Group, Inc.	884	11,704
Southern Missouri Bancorp, Inc.	459	10,800
Territorial Bancorp, Inc.	606	16,041
TrustCo Bank Corp.	7,517	48,184
United Community Financial Corp./Ohio	3,867	23,511
United Financial Bancorp, Inc.	4,160	53,997
Walker & Dunlop, Inc.*	2,312	52,667
Washington Federal, Inc.	7,573	183,721
Waterstone Financial, Inc.	2,119	32,484
Westfield Financial, Inc.	1,154	8,886
WSFS Financial Corp.	2,374	76,419

		2,363,282

Total Financials		32,615,109

Health Care (3.9%)
Biotechnology (0.8%)
Acorda Therapeutics, Inc.*	3,070	$78,300
Adamas Pharmaceuticals, Inc. (x)*	693	10,492
Adverum Biotechnologies, Inc. (x)*	1,932	6,105
Agenus, Inc. (x)*	1,204	4,876
Akebia Therapeutics, Inc.*	2,087	15,611
AMAG Pharmaceuticals, Inc. (x)*	2,020	48,318
Ardelyx, Inc.*	1,557	13,593
ARIAD Pharmaceuticals, Inc. (x)*	908	6,710
Array BioPharma, Inc. (x)*	10,830	38,555
Arrowhead Pharmaceuticals, Inc. (x)*	345	1,835
Atara Biotherapeutics, Inc. (x)*	1,811	40,766
Bellicum Pharmaceuticals, Inc. (x)*	577	7,478
BioCryst Pharmaceuticals, Inc. (x)*	1,156	3,283
Bluebird Bio, Inc. (x)*	1,926	83,376
Cara Therapeutics, Inc. (x)*	1,496	7,196
Celldex Therapeutics, Inc. (x)*	7,954	34,918
Cellular Biomedicine Group, Inc. (x)*	298	3,573
Chimerix, Inc.*	3,541	13,916
Cidara Therapeutics, Inc.*	805	8,300
Concert Pharmaceuticals, Inc.*	793	8,905
Corvus Pharmaceuticals, Inc.*	223	3,180
Dimension Therapeutics, Inc.*	604	3,624
Edge Therapeutics, Inc. (x)*	807	8,159
Enanta Pharmaceuticals, Inc. (x)*	1,297	28,599
Epizyme, Inc.*	951	9,738
Esperion Therapeutics, Inc. (x)*	1,196	11,816
Exelixis, Inc. (x)*	7,190	56,154
Five Prime Therapeutics, Inc.*	1,716	70,957
Idera Pharmaceuticals, Inc. (x)*	465	711
Ignyta, Inc.*	953	5,165
Immunomedics, Inc. (x)*	561	1,301
Inotek Pharmaceuticals Corp.*	204	1,518
Karyopharm Therapeutics, Inc.*	1,524	10,226
Merrimack Pharmaceuticals, Inc. (x)*	3,862	20,816
Momenta Pharmaceuticals, Inc.*	4,095	44,226
NantKwest, Inc. (x)*	1,200	7,464
NewLink Genetics Corp.*	434	4,887
Osiris Therapeutics, Inc.	133	677
Otonomy, Inc.*	1,984	31,506
OvaScience, Inc. (x)*	2,255	11,749
PDL BioPharma, Inc. (x)	13,801	43,335
Portola Pharmaceuticals, Inc.*	342	8,071
PTC Therapeutics, Inc.*	2,781	19,523
REGENXBIO, Inc. (x)*	1,659	13,272
Retrophin, Inc. (x)*	3,001	53,448
Rigel Pharmaceuticals, Inc.*	1,649	3,677
Spectrum Pharmaceuticals, Inc.*	3,888	25,544
Stemline Therapeutics, Inc.*	1,045	7,075
Syndax Pharmaceuticals, Inc.*	187	1,842
Versartis, Inc. (x)*	2,059	22,773
Voyager Therapeutics, Inc.*	520	5,715

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Zafgen, Inc.*	1,896	$11,357

		984,211

Health Care Equipment & Supplies (2.2%)
Abaxis, Inc.	41,000	1,936,430
Analogic Corp.	932	74,038
AngioDynamics, Inc.*	2,244	32,246
Anika Therapeutics, Inc.*	219	11,749
AtriCure, Inc.*	575	8,125
Cerus Corp. (x)*	1,160	7,238
CONMED Corp.	2,284	109,015
CryoLife, Inc.	873	10,310
Exactech, Inc.*	851	22,756
Greatbatch, Inc.*	2,548	78,810
Haemonetics Corp.*	4,252	123,265
Halyard Health, Inc.*	3,889	126,470
ICU Medical, Inc.*	384	43,296
Invacare Corp. (x)	2,650	32,145
K2M Group Holdings, Inc. (x)*	1,461	22,675
Meridian Bioscience, Inc.	460	8,970
Merit Medical Systems, Inc.*	2,201	43,646
Quidel Corp.*	139	2,483
Rockwell Medical, Inc. (x)*	446	3,376
RTI Surgical, Inc.*	4,724	16,959
Symmetry Surgical, Inc.*	768	10,084
TransEnterix, Inc. (x)*	5,107	6,231
Wright Medical Group N.V.*	8,555	148,600

		2,878,917

Health Care Providers & Services (0.7%)
Aceto Corp.	245	5,363
Addus HomeCare Corp.*	554	9,656
Almost Family, Inc.*	506	21,561
American Renal Associates Holdings, Inc.*	89	2,578
BioScrip, Inc.*	5,192	13,240
Community Health Systems, Inc. (x)*	9,246	111,414
Genesis Healthcare, Inc.*	1,560	2,761
Healthways, Inc.*	2,632	30,400
Kindred Healthcare, Inc.	7,034	79,414
LHC Group, Inc.*	1,154	49,945
Magellan Health, Inc.*	609	40,054
Molina Healthcare, Inc.*	1,216	60,679
National HealthCare Corp.	920	59,561
National Research Corp., Class A	159	2,178
Nobilis Health Corp. (x)*	4,295	9,578
Owens & Minor, Inc.	4,582	171,275
PharMerica Corp.*	2,461	60,688
Select Medical Holdings Corp.*	8,206	89,199
Surgery Partners, Inc.*	646	11,564
Triple-S Management Corp., Class B*	1,951	47,663
Universal American Corp.	4,742	35,944
USMD Holdings, Inc.*	157	2,942

		917,657

Health Care Technology (0.0%)
Cotiviti Holdings, Inc.*	313	6,614
Evolent Health, Inc., Class A (x)*	1,304	25,037
Vocera Communications, Inc.*	630	8,095

		39,746

Life Sciences Tools & Services (0.1%)
Accelerate Diagnostics, Inc. (x)*	110	$1,583
Albany Molecular Research, Inc. (x)*	1,143	15,362
Luminex Corp.*	1,925	38,943

		55,888

Pharmaceuticals (0.1%)
Aratana Therapeutics, Inc. (x)*	223	1,409
Egalet Corp. (x)*	1,330	6,597
Endocyte, Inc.*	3,162	10,150
Flex Pharma, Inc.*	137	1,399
Innoviva, Inc. (x)	753	7,929
Lannett Co., Inc.*	2,309	54,931
Medicines Co. (x)*	486	16,344
Omeros Corp. (x)*	1,126	11,846
Phibro Animal Health Corp., Class A	105	1,959
Sagent Pharmaceuticals, Inc.*	1,994	29,870
Tetraphase Pharmaceuticals, Inc.*	3,025	13,007
TherapeuticsMD, Inc.*	759	6,452
WaVe Life Sciences Ltd. (x)*	108	2,235
Zogenix, Inc. (x)*	2,020	16,261

		180,389

Total Health Care		5,056,808

Industrials (29.7%)
Aerospace & Defense (1.1%)
AAR Corp.	2,754	64,278
Aerojet Rocketdyne Holdings, Inc.*	2,425	44,329
Aerovironment, Inc.*	1,419	39,448
American Science & Engineering, Inc.	568	21,249
Cubic Corp.	2,108	84,657
Curtiss-Wright Corp.	1,012	85,261
DigitalGlobe, Inc.*	5,251	112,319
Ducommun, Inc.*	843	16,675
Engility Holdings, Inc.*	1,494	31,553
Esterline Technologies Corp.*	2,460	152,618
KEYW Holding Corp. (x)*	2,956	29,383
KLX, Inc.*	4,389	136,059
Kratos Defense & Security Solutions, Inc. (x)*	3,718	15,244
Mercury Systems, Inc.*	2,974	73,934
Moog, Inc., Class A*	2,407	129,785
National Presto Industries, Inc.	358	33,777
Sparton Corp.*	724	15,762
Teledyne Technologies, Inc.*	2,046	202,656
Triumph Group, Inc.	4,098	145,479
Vectrus, Inc.*	746	21,254

		1,455,720

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	3,691	47,835
Atlas Air Worldwide Holdings, Inc.*	2,043	84,621
Echo Global Logistics, Inc.*	330	7,399
Hub Group, Inc., Class A*	192	7,367

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Park-Ohio Holdings Corp.	710	$20,079
Radiant Logistics, Inc.*	1,156	3,468
XPO Logistics, Inc. (x)*	8,139	213,730

		384,499

Airlines (0.1%)
SkyWest, Inc.	4,171	110,365
Virgin America, Inc.*	80	4,497

		114,862

Building Products (3.4%)
Armstrong Flooring, Inc.*	1,825	30,934
CSW Industrials, Inc. (x)*	1,190	38,806
Gibraltar Industries, Inc.*	924	29,171
Griffon Corp.	432	7,283
Insteel Industries, Inc.	80,000	2,287,200
NCI Building Systems, Inc.*	123,000	1,966,770
Quanex Building Products Corp.	2,581	47,981
Universal Forest Products, Inc.	211	19,557

		4,427,702

Commercial Services & Supplies (5.0%)
ABM Industries, Inc.	4,630	168,902
ACCO Brands Corp.*	8,822	91,131
ARC Document Solutions, Inc.*	3,499	13,611
Brady Corp., Class A	914	27,932
Casella Waste Systems, Inc., Class A*	3,179	24,955
CECO Environmental Corp.	2,413	21,090
CompX International, Inc.	131	1,507
Ennis, Inc.	2,128	40,815
Essendant, Inc.	3,109	95,011
G&K Services, Inc., Class A	388	29,709
Heritage-Crystal Clean, Inc.*	511	6,239
InnerWorkings, Inc.*	287	2,374
Interface, Inc.	601	9,165
Kimball International, Inc., Class B	459	5,223
McGrath RentCorp	1,955	59,804
Mobile Mini, Inc.	77,965	2,700,708
MSA Safety, Inc.	828	43,495
NL Industries, Inc.*	606	1,557
Quad/Graphics, Inc.	1,145	26,667
SP Plus Corp.*	95	2,145
Team, Inc.*	114,168	2,834,792
Tetra Tech, Inc.	4,019	123,564
TRC Cos., Inc.*	1,655	10,460
UniFirst Corp.	1,138	131,689
Viad Corp.	761	23,591
VSE Corp.	370	24,716
West Corp.	3,135	61,634

		6,582,486

Construction & Engineering (1.6%)
Aegion Corp.*	2,906	56,696
Ameresco, Inc., Class A*	1,708	7,464
EMCOR Group, Inc.	4,194	206,596
Granite Construction, Inc.	800	36,440
Great Lakes Dredge & Dock Corp.*	4,354	18,983
HC2 Holdings, Inc. (x)*	2,775	11,933
Layne Christensen Co. (x)*	1,473	11,931

MYR Group, Inc.*	1,445	$34,796
NV5 Global, Inc.*	150	4,266
Orion Group Holdings, Inc.*	297,078	1,577,484
Tutor Perini Corp.*	2,670	62,879

		2,029,468

Electrical Equipment (0.4%)
American Superconductor Corp. (x)*	944	7,967
Babcock & Wilcox Enterprises, Inc.*	3,794	55,734
Encore Wire Corp.	1,674	62,407
EnerSys, Inc.	2,542	151,173
FuelCell Energy, Inc. (x)*	2,041	12,695
General Cable Corp.	349	4,436
LSI Industries, Inc.	1,657	18,343
Plug Power, Inc. (x)*	5,813	10,812
Powell Industries, Inc.	737	28,993
Power Solutions International, Inc.*	99	1,767
Preformed Line Products Co.	222	8,967
Sunrun, Inc. (x)*	5,247	31,115
Thermon Group Holdings, Inc.*	2,650	50,906
Vicor Corp.*	180	1,813

		447,128

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	1,128	21,364

Machinery (3.2%)
Actuant Corp., Class A	2,552	57,701
Alamo Group, Inc.	607	40,044
Albany International Corp., Class A	2,007	80,140
Altra Industrial Motion Corp.	361	9,740
American Railcar Industries, Inc. (x)	638	25,182
Astec Industries, Inc.	848	47,615
Barnes Group, Inc.	4,180	138,442
Blue Bird Corp.*	398	4,736
Briggs & Stratton Corp.	3,521	74,575
Chart Industries, Inc.*	2,544	61,387
CIRCOR International, Inc.	1,370	78,076
Columbus McKinnon Corp.	1,650	23,347
Douglas Dynamics, Inc. (x)	267	6,870
Dynamic Materials Corp.	1,095	11,771
ESCO Technologies, Inc.	2,100	83,874
ExOne Co. (x)*	844	8,921
Federal Signal Corp.	5,006	64,477
Franklin Electric Co., Inc.	238	7,866
FreightCar America, Inc.	1,008	14,162
Gencor Industries, Inc. (x)*	392	6,084
Global Brass & Copper Holdings, Inc.	152	4,148
Gorman-Rupp Co.	189	5,180
Graham Corp.	776	14,294
Greenbrier Cos., Inc. (x)	2,264	65,950
Hardinge, Inc.	947	9,527
Harsco Corp.	6,693	44,442
Hurco Cos., Inc.	540	15,028
Hyster-Yale Materials Handling, Inc.	540	32,125

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Joy Global, Inc.	8,196	$173,263
Kadant, Inc.	722	37,190
Kennametal, Inc.	6,568	145,218
Lindsay Corp. (x)	125	8,483
Manitowoc Co., Inc. (x)	10,580	57,661
Meritor, Inc.*	7,239	52,121
Milacron Holdings Corp. (x)*	178	2,583
Miller Industries, Inc.	803	16,534
Mueller Industries, Inc.	1,344	42,847
Navistar International Corp. (x)*	193,900	2,266,691
NN, Inc.	2,181	30,512
Rexnord Corp.*	1,605	31,506
SPX Corp.*	3,445	51,158
SPX FLOW, Inc.*	2,939	76,620
Standex International Corp.	243	20,079
Sun Hydraulics Corp.	190	5,641
Supreme Industries, Inc., Class A	426	5,836
Tennant Co.	81	4,363
Titan International, Inc. (x)	3,713	23,021
TriMas Corp.*	3,744	67,392
Wabash National Corp.*	3,941	50,051
Watts Water Technologies, Inc., Class A	162	9,438

		4,213,912

Marine (2.2%)
Costamare, Inc.	2,178	16,705
Kirby Corp.*	45,000	2,807,550
Matson, Inc.	1,980	63,934
Scorpio Bulkers, Inc.*	3,051	8,513

		2,896,702

Professional Services (0.5%)
Acacia Research Corp.	3,321	14,612
CBIZ, Inc.*	4,198	43,701
CRA International, Inc.*	740	18,663
Franklin Covey Co.*	184	2,821
FTI Consulting, Inc.*	3,171	128,996
Heidrick & Struggles International, Inc.	1,518	25,624
Hill International, Inc.*	1,738	7,074
Huron Consulting Group, Inc.*	1,579	95,403
ICF International, Inc.*	1,531	62,618
IDI, Inc. (x)*	1,299	6,144
Kelly Services, Inc., Class A	2,454	46,552
Korn/Ferry International	1,957	40,510
Navigant Consulting, Inc.*	4,024	64,988
Resources Connection, Inc.	3,007	44,443
RPX Corp.*	4,204	38,551
TrueBlue, Inc.*	3,291	62,266

		702,966

Road & Rail (4.0%)
ArcBest Corp.	2,055	33,394
Celadon Group, Inc.	2,296	18,758
Covenant Transportation Group, Inc., Class A*	977	17,654
Genesee & Wyoming, Inc., Class A*	43,000	2,534,850
Knight Transportation, Inc.	376	9,994
Marten Transport Ltd.	1,874	37,105

P.A.M. Transportation Services, Inc.*	196	$3,115
Roadrunner Transportation Systems, Inc.*	2,587	19,299
Saia, Inc.*	96,084	2,415,552
Universal Logistics Holdings, Inc.	212	2,735
USA Truck, Inc.*	728	12,747
Werner Enterprises, Inc.	3,687	84,690
YRC Worldwide, Inc. (x)*	2,083	18,331

		5,208,224

Trading Companies & Distributors (7.9%)
Aircastle Ltd.	3,994	78,123
Applied Industrial Technologies, Inc.	1,713	77,325
BMC Stock Holdings, Inc.*	130,691	2,328,913
CAI International, Inc.*	1,297	9,727
DXP Enterprises, Inc. (x)*	103,091	1,539,149
GATX Corp. (x)	3,400	149,498
Kaman Corp.	2,029	86,273
Lawson Products, Inc.*	142	2,820
MRC Global, Inc.*	7,786	110,639
Neff Corp., Class A*	530	5,793
NOW, Inc.*	8,885	161,174
Rush Enterprises, Inc., Class A*	122,547	2,640,888
Rush Enterprises, Inc., Class B*	464	9,646
TAL International Group, Inc.	224,793	3,014,474
Textainer Group Holdings Ltd. (x)	1,914	21,322
Titan Machinery, Inc. (x)*	1,492	16,636
Veritiv Corp.*	672	25,254
Willis Lease Finance Corp.*	361	8,025

		10,285,679

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	3,601	48,325

Total Industrials		38,819,037

Information Technology (6.7%)
Communications Equipment (0.8%)
ADTRAN, Inc.	1,440	26,856
Applied Optoelectronics, Inc. (x)*	1,373	15,309
Bel Fuse, Inc., Class B	769	13,673
Black Box Corp.	1,225	16,023
Calix, Inc.*	3,450	23,839
Comtech Telecommunications Corp.	1,262	16,204
Digi International, Inc.*	2,124	22,791
Emcore Corp.*	2,139	12,706
Finisar Corp.*	8,931	156,382
Harmonic, Inc. (x)*	6,373	18,163
Infinera Corp.*	3,507	39,559
Ixia*	5,308	52,125
KVH Industries, Inc.*	1,235	9,509
NETGEAR, Inc.*	907	43,119
NetScout Systems, Inc.*	7,982	177,600
Oclaro, Inc. (x)*	1,167	5,695
Polycom, Inc.*	11,309	127,226
ShoreTel, Inc.*	4,252	28,446
Silicom Ltd. (x)	335	10,016
Sonus Networks, Inc.*	3,433	29,833

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

ViaSat, Inc. (x)*	473	$33,772
Viavi Solutions, Inc.*	19,488	129,205

		1,008,051

Electronic Equipment, Instruments & Components (1.7%)
Agilysys, Inc.*	1,108	11,601
Anixter International, Inc.*	2,413	128,565
AVX Corp.	3,831	52,025
Benchmark Electronics, Inc.*	4,121	87,159
Control4 Corp. (x)*	1,767	14,419
CTS Corp.	2,616	46,879
Daktronics, Inc.	3,127	19,544
Electro Rent Corp.	1,366	21,050
Electro Scientific Industries, Inc.*	2,187	12,772
ePlus, Inc.*	149	12,187
FARO Technologies, Inc.*	1,052	35,589
II-VI, Inc.*	3,555	66,692
Insight Enterprises, Inc.*	3,054	79,404
InvenSense, Inc.*	6,812	41,757
Kimball Electronics, Inc.*	2,291	28,523
Knowles Corp.*	7,341	100,425
Maxwell Technologies, Inc.*	2,569	13,564
Methode Electronics, Inc.	257	8,797
MTS Systems Corp.	108	4,735
Multi-Fineline Electronix, Inc.*	776	18,003
Novanta, Inc.*	1,945	29,467
OSI Systems, Inc.*	1,453	84,463
Park Electrochemical Corp.	1,577	22,914
PC Connection, Inc.	931	22,158
Plexus Corp.*	2,767	119,534
QLogic Corp.*	6,955	102,517
RadiSys Corp.*	301	1,348
Rofin-Sinar Technologies, Inc.*	2,239	71,514
Rogers Corp.*	983	60,061
Sanmina Corp.*	6,105	163,675
ScanSource, Inc.*	2,099	77,894
SYNNEX Corp.	2,445	231,835
Systemax, Inc.*	875	7,464
Tech Data Corp.*	2,906	208,796
TTM Technologies, Inc.*	6,035	45,443
Vishay Intertechnology, Inc.	11,334	140,428
Vishay Precision Group, Inc.*	960	12,883

		2,206,084

Internet Software & Services (1.7%)
Autobytel, Inc. (x)*	551	7,642
Bankrate, Inc.*	3,976	29,741
Bazaarvoice, Inc. (x)*	6,763	27,120
Blucora, Inc.*	2,615	27,091
Everyday Health, Inc.*	1,564	12,324
Global Sources Ltd.*	642	5,887
Intralinks Holdings, Inc.*	3,217	20,911
Limelight Networks, Inc.*	6,250	9,313
Liquidity Services, Inc.*	1,982	15,539
Marchex, Inc., Class B*	2,799	8,901
MeetMe, Inc.*	415	2,212
Monster Worldwide, Inc.*	7,593	18,147
NIC, Inc.	90,000	1,974,600
Numerex Corp., Class A (x)*	890	6,666
QuinStreet, Inc.*	2,966	10,529
RealNetworks, Inc.*	1,897	8,176
Reis, Inc.	237	5,901

RetailMeNot, Inc.*	3,217	$24,803
Rightside Group Ltd.*	905	9,629
TechTarget, Inc.*	1,158	9,380
United Online, Inc.*	1,100	12,100

		2,246,612

IT Services (0.5%)
Acxiom Corp.*	3,318	72,963
CACI International, Inc., Class A*	2,035	183,984
Cass Information Systems, Inc.	382	19,750
Convergys Corp.	3,703	92,575
Datalink Corp.*	1,689	12,668
EVERTEC, Inc.	980	15,229
Higher One Holdings, Inc.*	2,637	13,475
ManTech International Corp., Class A	2,059	77,871
MoneyGram International, Inc.*	2,480	16,988
NCI, Inc., Class A	524	7,362
NeuStar, Inc., Class A (x)*	359	8,440
Perficient, Inc.*	809	16,431
PFSweb, Inc.*	116	1,102
ServiceSource International, Inc.*	2,040	8,221
Sykes Enterprises, Inc.*	3,255	94,265
Travelport Worldwide Ltd.	2,573	33,166
Unisys Corp. (x)*	1,426	10,381

		684,871

Semiconductors & Semiconductor Equipment (1.2%)
Advanced Energy Industries, Inc.*	163	6,187
Advanced Micro Devices, Inc. (x)*	28,323	145,580
Alpha & Omega Semiconductor Ltd.*	1,475	20,547
Ambarella, Inc. (x)*	1,590	80,788
Amkor Technology, Inc.*	7,902	45,437
Axcelis Technologies, Inc.*	9,602	25,829
Brooks Automation, Inc.	5,603	62,866
Cabot Microelectronics Corp.	1,689	71,512
Cohu, Inc.	2,158	23,414
Diodes, Inc.*	3,165	59,470
DSP Group, Inc.*	1,708	18,122
Entegris, Inc.*	4,391	63,538
Exar Corp.*	2,769	22,290
Fairchild Semiconductor International, Inc.*	6,041	119,914
FormFactor, Inc.*	2,492	22,403
GigPeak, Inc. (x)*	3,375	6,615
Intersil Corp., Class A	11,119	150,551
IXYS Corp.	2,059	21,105
Kopin Corp.*	5,494	12,197
MKS Instruments, Inc.	4,183	180,120
Nanometrics, Inc.*	382	7,942
NeoPhotonics Corp.*	2,133	20,327
NVE Corp.	198	11,613
PDF Solutions, Inc.*	211	2,952
Photronics, Inc.*	5,415	48,248
Rambus, Inc.*	6,723	81,214
Rudolph Technologies, Inc.*	2,474	38,421
Sigma Designs, Inc.*	2,962	19,046

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Tessera Technologies, Inc.	1,401	$42,927
Ultra Clean Holdings, Inc.*	2,635	14,993
Ultratech, Inc.*	1,652	37,946
Veeco Instruments, Inc.*	3,309	54,797
Xcerra Corp.*	4,363	25,087

		1,563,998

Software (0.6%)
Bottomline Technologies de, Inc.*	478	10,291
Digimarc Corp. (x)*	56	1,790
EnerNOC, Inc. (x)*	312	1,972
Epiq Systems, Inc.	1,166	17,024
Glu Mobile, Inc. (x)*	8,611	18,944
Mentor Graphics Corp.	8,913	189,490
MicroStrategy, Inc., Class A*	371	64,932
Progress Software Corp.*	3,587	98,499
QAD, Inc., Class A	775	14,934
Rosetta Stone, Inc.*	345	2,674
Rovi Corp.*	6,537	102,239
Rubicon Project, Inc.*	1,884	25,717
SecureWorks Corp., Class A*	345	4,864
Silver Spring Networks, Inc.*	172	2,090
Tangoe, Inc.*	2,298	17,741
Telenav, Inc.*	2,724	13,892
VASCO Data Security International, Inc.*	249	4,081
Verint Systems, Inc.*	5,170	171,282

		762,456

Technology Hardware, Storage & Peripherals (0.2%)
Avid Technology, Inc.*	1,019	5,920
CPI Card Group, Inc. (x)	1,100	5,511
Diebold, Inc.	3,769	93,584
Eastman Kodak Co. (x)*	259	4,165
Immersion Corp.*	1,590	11,671
Silicon Graphics International Corp.*	519	2,611
Stratasys Ltd. (x)*	2,153	49,282
Super Micro Computer, Inc.*	2,522	62,672
USA Technologies, Inc.*	371	1,584

		237,000

Total Information Technology		8,709,072

Materials (2.3%)
Chemicals (1.0%)
A. Schulman, Inc.	2,393	58,437
AgroFresh Solutions, Inc. (x)*	1,825	9,691
American Vanguard Corp.	2,341	35,373
Axiall Corp.	5,898	192,334
Calgon Carbon Corp.	4,174	54,888
Chemtura Corp.*	2,596	68,482
Chermours Co. (x)	2,550	21,012
FutureFuel Corp.	2,046	22,260
GCP Applied Technologies, Inc.*	918	23,905
Hawkins, Inc.	630	27,348
Ingevity Corp.*	698	23,760
Innophos Holdings, Inc.	182	7,682
Innospec, Inc.	1,957	90,002
KMG Chemicals, Inc.	401	10,422
Koppers Holdings, Inc.*	345	10,602

Kraton Performance Polymers, Inc.*	2,486	$69,434
Kronos Worldwide, Inc. (x)	1,924	10,101
LSB Industries, Inc. (x)*	1,743	21,055
Minerals Technologies, Inc.	1,331	75,601
Olin Corp.	13,769	342,022
OMNOVA Solutions, Inc.*	1,346	9,759
Quaker Chemical Corp.	267	23,816
Rayonier Advanced Materials, Inc.	1,435	19,502
Stepan Co.	1,467	87,331
TerraVia Holdings, Inc. (x)*	6,339	16,608
Trecora Resources*	271	2,827
Tredegar Corp.	2,087	33,642
Tronox Ltd., Class A (x)	5,418	23,893
Valhi, Inc. (x)	1,880	2,952

		1,394,741

Construction Materials (0.0%)
United States Lime & Minerals, Inc.	152	8,966

Containers & Packaging (0.1%)
Greif, Inc., Class A	2,156	80,354
Greif, Inc., Class B (x)	460	25,185
UFP Technologies, Inc.*	507	11,428

		116,967

Metals & Mining (1.0%)
AK Steel Holding Corp. (x)*	19,730	91,942
Allegheny Technologies, Inc. (x)	9,034	115,183
Ampco-Pittsburgh Corp.	683	7,725
Carpenter Technology Corp.	3,843	126,550
Century Aluminum Co. (x)*	3,898	24,674
Cliffs Natural Resources, Inc. (x)*	14,644	83,031
Coeur Mining, Inc. (x)*	3,349	35,700
Commercial Metals Co.	9,550	161,395
Ferroglobe plc	5,429	46,744
Gold Resource Corp.	785	2,818
Handy & Harman Ltd.*	241	6,312
Haynes International, Inc.	1,026	32,914
Hecla Mining Co. (x)	31,705	161,696
Kaiser Aluminum Corp.	895	80,917
Materion Corp.	1,651	40,879
Olympic Steel, Inc.	757	20,674
Ryerson Holding Corp. (x)*	906	15,855
Schnitzer Steel Industries, Inc., Class A	2,171	38,210
Stillwater Mining Co.*	10,163	120,533
SunCoke Energy, Inc.	5,353	31,154
TimkenSteel Corp. (x)	3,291	31,659

		1,276,565

Paper & Forest Products (0.2%)
Boise Cascade Co.*	481	11,039
KapStone Paper and Packaging Corp.	6,714	87,349
Louisiana-Pacific Corp.*	886	15,372
P.H. Glatfelter Co.	3,614	70,690
Schweitzer-Mauduit International, Inc.	2,034	71,760

		256,210

Total Materials		3,053,449

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.4%)
ATN International, Inc.	865	$67,306
Cincinnati Bell, Inc.*	17,621	80,528
Consolidated Communications Holdings, Inc.	1,270	34,595
FairPoint Communications, Inc.*	405	5,945
Globalstar, Inc. (x)*	11,684	14,137
Hawaiian Telcom Holdco, Inc.*	530	11,231
IDT Corp., Class B	601	8,528
Intelsat S.A. (x)*	2,462	6,352
Iridium Communications, Inc. (x)*	6,867	60,979
Lumos Networks Corp.*	1,409	17,049
ORBCOMM, Inc.*	454	4,517
pdvWireless, Inc. (x)*	828	17,711
Vonage Holdings Corp.*	14,089	85,943
Windstream Holdings, Inc. (x)	7,037	65,233

		480,054

Wireless Telecommunication Services (0.0%)
Boingo Wireless, Inc.*	1,198	10,686
NII Holdings, Inc.*	4,565	14,517
Spok Holdings, Inc.	1,703	32,638

		57,841

Total Telecommunication Services		537,895

Utilities (4.0%)
Electric Utilities (1.3%)
ALLETE, Inc.	4,118	266,146
El Paso Electric Co.	3,345	158,118
Empire District Electric Co.	3,648	123,923
Genie Energy Ltd., Class B*	1,028	6,960
IDACORP, Inc.	4,189	340,775
MGE Energy, Inc.	1,551	87,655
Otter Tail Corp.	3,129	104,790
PNM Resources, Inc.	6,635	235,145
Portland General Electric Co.	7,436	328,076

		1,651,588

Gas Utilities (1.4%)
Chesapeake Utilities Corp.	1,073	71,011
Delta Natural Gas Co., Inc. (x)	507	13,659
New Jersey Resources Corp.	6,551	252,541
Northwest Natural Gas Co.	2,250	145,845
ONE Gas, Inc.	4,318	287,536
South Jersey Industries, Inc.	6,635	209,799
Southwest Gas Corp.	3,527	277,610
Spire, Inc.	3,717	263,312
WGL Holdings, Inc.	3,980	281,744

		1,803,057

Independent Power and Renewable Electricity Producers (0.5%)
Atlantic Power Corp.	10,427	25,859
Atlantica Yield plc (x)	4,903	91,098
Dynegy, Inc.*	9,750	168,090
NRG Yield, Inc., Class A	3,027	46,071
NRG Yield, Inc., Class C (x)	5,200	81,068
Ormat Technologies, Inc.	1,755	76,799
Pattern Energy Group, Inc. (x)	953	21,890

Talen Energy Corp.*	7,033	$95,297
TerraForm Global, Inc., Class A (x)	7,598	24,769
TerraForm Power, Inc., Class A (x)*	7,278	79,330
Vivint Solar, Inc. (x)*	1,981	6,082

		716,353

Multi-Utilities (0.6%)
Avista Corp.	5,254	235,379
Black Hills Corp.	4,285	270,126
NorthWestern Corp.	4,039	254,740
Unitil Corp.	1,133	48,345

		808,590

Water Utilities (0.2%)
American States Water Co.	1,028	45,047
Artesian Resources Corp., Class A	605	20,522
California Water Service Group	1,635	57,110
Connecticut Water Service, Inc.	688	38,666
Consolidated Water Co., Ltd.	1,223	15,972
Middlesex Water Co.	194	8,416
SJW Corp.	1,344	52,926
York Water Co.	113	3,620

		242,279

Total Utilities		5,221,867

Total Common Stocks (99.1%) (Cost $138,833,810)		129,372,719

	Number of Rights	Value (Note 1)
RIGHTS:
Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc. (Contingent Value Shares) (b)*†	2,344	—

Total Information Technology		—

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc. (Contingent Value Shares) (b)*†	3,801	8,552

Total Telecommunication Services		8,552

Total Rights (0.0%) (Cost $—)		8,552

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	420,039	420,039

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

Repurchase Agreements (10.6%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $1,100,014, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $1,122,000. (xx)	$1,100,000	$1,100,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $700,008, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $714,001. (xx)	700,000	700,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $2,000,020, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $2,040,009. (xx)	2,000,000	2,000,000
HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $500,005, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $510,010. (xx)	500,000	500,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $4,282,933, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $4,368,542. (xx)	4,282,884	4,282,884
Mizuho Securities USA, Inc., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $200,003, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.750%, maturing 5/31/17-5/31/23; total market value $204,000. (xx)	200,000	200,000

Natixis, 0.600%, dated 6/30/16, due 7/1/16, repurchase price $1,000,017, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50; total market value $1,020,017. (xx)	$1,000,000	$1,000,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $2,000,027, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $2,040,028. (xx)	2,000,000	2,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $1,000,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $1,020,000. (xx)	1,000,000	1,000,000
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $1,000,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $1,020,002. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		13,782,884

Total Short-Term Investments (10.9%) (Cost $14,202,923)		14,202,923

Total Investments (110.0%) (Cost $153,036,733)		143,584,194
Other Assets Less Liabilities (-10.0%)		(13,013,950)

Net Assets (100%)		$130,570,244

*	Non-income producing.
†	Securities (totaling $15,678 or 0.0% of net assets) held at fair value by management.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
@	Shares are less than 0.5.
(b)	Illiquid Security.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $13,376,577. This was secured by collateral of $13,782,884 which was received as cash and subsequently invested in short-term investments currently valued at $13,782,884, as reported in the Portfolio of Investments, and $9,432 collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.000%, maturing 7/14/16-5/15/45.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)
PennyMac Financial Services, Inc., Class A	$7,188	$—	$—	$5,845	$—	$—
PennyMac Mortgage Investment Trust (REIT)	64,245	23,262	—	91,862	1,979	—

	$71,433	$23,262	$—	$97,707	$1,979	$—

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	9	September-16	$1,011,407	$1,032,660	$21,253

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (c)		Total
Assets:
Common Stocks
Consumer Discretionary	$16,370,094	$—	$—		$16,370,094
Consumer Staples	6,345,686	—	—		6,345,686
Energy	12,643,702	—	—		12,643,702
Financials	32,606,481	1,502	7,126		32,615,109
Health Care	5,056,808	—	—		5,056,808
Industrials	38,819,037	—	—		38,819,037
Information Technology	8,637,558	71,514	—		8,709,072
Materials	2,973,095	80,354	—		3,053,449
Telecommunication Services	537,895	—	—		537,895
Utilities	5,221,867	—	—		5,221,867
Futures	21,253	—	—		21,253
Rights
Information Technology	—	—	—	(d)	—	(d)
Telecommunication Services	—	—	8,552		8,552
Short-Term Investments
Investment Companies	420,039	—	—		420,039
Repurchase Agreements	—	13,782,884	—		13,782,884

Total Assets	$129,653,515	$13,936,254	$15,678		$143,605,447

Total Liabilities	$—	$—	$—		$—

Total	$129,653,515	$13,936,254	$15,678		$143,605,447

(a)	A security with a market value of $31,461 transferred from Level 2 to Level 1 at the end of the period due to active trading.
(b)	Securities with a market value of $151,868 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.
(c)	A security with a market value of $7,126 transferred from Level 1 to Level 3 at the end of the period due to inactive trading.
(d)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$21,253	*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$(72,722)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$31,511

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $743,000 during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$1,100,000	$—	$1,100,000	$(1,100,000)	$—
Deutsche Bank AG	700,000	—	700,000	(700,000)	—
HSBC Securities, Inc.	2,500,000	—	2,500,000	(2,500,000)	—
Merrill Lynch PFS, Inc.	4,282,884	—	4,282,884	(4,282,884)	—
Mizuho Securities USA, Inc.	200,000	—	200,000	(200,000)	—
Natixis	3,000,000	—	3,000,000	(3,000,000)	—
Nomura Securities Co., Ltd.	1,000,000	—	1,000,000	(1,000,000)	—
RBS Securities, Inc.	1,000,000	—	1,000,000	(1,000,000)	—

Total	$13,782,884	$—	$13,782,884	$(13,782,884)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 28%)*	$24,403,349
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 38%)*	$29,514,848

*	During the period ended June 30, 2016, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,686,079
Aggregate gross unrealized depreciation	(29,183,253)

Net unrealized depreciation	$(9,497,174)

Federal income tax cost of investments	$153,081,368

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $122,335)	$97,707
Unaffiliated Issuers (Cost $139,131,514)	129,703,603
Repurchase Agreements (Cost $13,782,884)	13,782,884
Cash	617,860
Cash held as collateral at broker	54,200
Dividends, interest and other receivables	137,949
Due from Custodian	98,254
Security lending income receivable	36,732
Receivable for securities sold	30,965
Due from broker for futures variation margin	17,409
Receivable from Separate Accounts for Trust shares sold	6,909
Other assets	1,429

Total assets	144,585,901

LIABILITIES
Payable on return of securities loaned	13,782,884
Payable for securities purchased	99,736
Investment management fees payable	77,660
Administrative fees payable	13,594
Payable to Separate Accounts for Trust shares redeemed	13,510
Trustees’ fees payable	239
Distribution fees payable – Class IB	54
Accrued expenses	27,980

Total liabilities	14,015,657

NET ASSETS	$130,570,244

Net assets were comprised of:
Paid in capital	$139,282,454
Accumulated undistributed net investment income (loss)	666,372
Accumulated undistributed net realized gain (loss) on investments and futures	52,704
Net unrealized appreciation (depreciation) on investments and futures	(9,431,286)

Net assets	$130,570,244

Class IB
Net asset value, offering and redemption price per share, $271,137 / 37,259 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.28

Class K
Net asset value, offering and redemption price per share, $130,299,107 / 17,899,044 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.28

(x)	Includes value of securities on loan of $13,376,577.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends ($1,979 of dividend income received from affiliates) (net of $2,516 foreign withholding tax)	$992,985
Interest	1,026
Securities lending (net)	92,793

Total income	1,086,804

EXPENSES
Investment management fees	506,561
Administrative fees	79,606
Professional fees	26,155
Custodian fees	24,063
Printing and mailing expenses	4,331
Trustees’ fees	1,581
Distribution fees – Class IB	285
Miscellaneous	3,013

Gross expenses	645,595
Less: Waiver from investment manager	(43,774)

Net expenses	601,821

NET INVESTMENT INCOME (LOSS)	484,983

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	2,191,515
Futures	(72,722)

Net realized gain (loss)	2,118,793

Change in unrealized appreciation (depreciation) on:
Investments ($3,012 of change in unrealized appreciation (depreciation) from affiliates)	(749,845)
Futures	31,511

Net change in unrealized appreciation (depreciation)	(718,334)

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,400,459

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,885,442

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$484,983	$354,906
Net realized gain (loss) on investments and futures	2,118,793	638,809
Net change in unrealized appreciation (depreciation) on investments and futures	(718,334)	(30,746,625)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,885,442	(29,752,910)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(161)
Class K	—	(443,720)

	—	(443,881)

Distributions from net realized capital gains
Class IB	—	(3,565)
Class K	—	(2,424,508)

	—	(2,428,073)

Return of capital
Class IB	—	(111)
Class K	—	(73,554)

	—	(73,665)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(2,945,619)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 10,101 and 28,166 shares, respectively ]	70,105	238,177
Capital shares issued in reinvestment of dividends and distributions [ 0 and 541 shares, respectively ]	—	3,837
Capital shares repurchased [ (1,293) and (2,821) shares, respectively ]	(8,352)	(25,136)

Total Class IB transactions	61,753	216,878

Class K
Capital shares sold [ 749,902 and 3,165,814 shares, respectively ]	4,867,427	25,125,964
Capital shares issued in reinvestment of dividends and distributions [ 0 and 414,607 shares, respectively ]	—	2,941,782
Capital shares repurchased [ (1,633,362) and (2,629,873) shares, respectively ]	(10,811,700)	(20,946,491)

Total Class K transactions	(5,944,273)	7,121,255

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,882,520)	7,338,133

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,997,078)	(25,360,396)
NET ASSETS:
Beginning of period	134,567,322	159,927,718

End of period (a)	$130,570,244	$134,567,322

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$666,372	$181,389

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2016 (Unaudited)	May 1, 2015** to December 31, 2015		January 1, 2015 to April 13, 2015‡		April 21, 2014* to December 31, 2014
Net asset value, beginning of period	$7.16	$8.84		$8.97		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	0.01		—	#	(0.01)
Net realized and unrealized gain (loss) on investments and futures	0.10	(1.55)		0.06		(0.79)

Total from investment operations	0.12	(1.54)		0.06		(0.80)

Less distributions:
Dividends from net investment income	—	(0.01)		—		—
Distributions from net realized gains	—	(0.13)		—		(0.23)
Return of capital	—	—	#	—		—

Total dividends and distributions	—	(0.14)		—		(0.23)

Net asset value, end of period	$7.28	$7.16		$9.03		$8.97

Total return (b)	1.68%	(17.39)%		0.67%		(7.98)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$271	$204		$—		$23
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.20%	1.22%		1.25%		1.25%
Before waivers and reimbursements (a)(f)	1.27%	1.26%		1.25%		5.96%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.57%	0.21	%(l)	(0.12	)%(l)	(0.13	)%(l)
Before waivers and reimbursements (a)(f)	0.50%	0.17	%(l)	(0.12	)%(l)	(4.84	)%(l)
Portfolio turnover rate (z)^	19%	26%		26%		18%

Class K	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	April 21, 2014* to December 31, 2014
Net asset value, beginning of period	$7.15	$8.97	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.02	0.01
Net realized and unrealized gain (loss) on investments and futures	0.10	(1.69)	(0.80)

Total from investment operations	0.13	(1.67)	(0.79)

Less distributions:
Dividends from net investment income	—	(0.02)	(0.01)
Distributions from net realized gains	—	(0.13)	(0.23)
Return of capital	—	— #	—

Total dividends and distributions	—	(0.15)	(0.24)

Net asset value, end of period	$7.28	$7.15	$8.97

Total return (b)	1.82%	(18.49)%	(7.84)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$130,299	$134,364	$159,905
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.95%	0.98%	1.00%
Before waivers and reimbursements (a)(f)	1.02%	1.00%	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.77%	0.24%	0.14	%(l)
Before waivers and reimbursements (a)(f)	0.70%	0.22%	0.11	%(l)
Portfolio turnover rate (z)^	19%	26%	18%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
**	Resumed operations.
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY

PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Financials	18.0%
Health Care	13.8
Information Technology	12.0
Consumer Discretionary	10.3
Energy	9.5
Industrials	8.6
Consumer Staples	7.3
Investment Companies	6.4
Materials	4.4
Telecommunication Services	4.2
Repurchase Agreements	2.5
Utilities	1.6
Cash and Other	1.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$974.06	$5.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.31	5.61
Class IB
Actual	1,000.00	974.10	5.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.31	5.61
Class K
Actual	1,000.00	974.96	4.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.55	4.36

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.12%, 1.12% and 0.87%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (10.3%)
Auto Components (1.1%)
Aisin Seiki Co., Ltd.	2,200	$89,300
BorgWarner, Inc.	1,985	58,597
Bridgestone Corp. (x)	8,100	258,650
Cie Generale des Etablissements Michelin	38,626	3,659,213
Continental AG	1,355	254,643
Delphi Automotive plc	2,462	154,121
Denso Corp.	5,900	207,273
GKN plc	22,148	79,720
Goodyear Tire & Rubber Co.	2,343	60,121
Hyundai Mobis Co., Ltd.	12,624	2,763,887
Johnson Controls, Inc.	5,875	260,028
Koito Manufacturing Co., Ltd.	1,400	64,073
NGK Spark Plug Co., Ltd.	2,400	36,112
NHK Spring Co., Ltd.	2,200	17,753
NOK Corp.	1,300	21,972
Nokian Renkaat Oyj	1,305	46,615
Schaeffler AG (Preference) (q)	1,949	25,839
Stanley Electric Co., Ltd.	1,900	40,349
Sumitomo Electric Industries Ltd.	8,900	117,147
Sumitomo Rubber Industries Ltd. (x)	2,300	30,629
Toyoda Gosei Co., Ltd.	600	10,664
Toyota Industries Corp.	2,200	87,008
Valeo S.A.	2,985	133,318
Yokohama Rubber Co., Ltd. (x)	1,500	18,700

		8,495,732

Automobiles (2.4%)
Bayerische Motoren Werke (BMW) AG	4,135	303,050
Bayerische Motoren Werke (BMW) AG (Preference) (q)	691	43,803
Daihatsu Motor Co., Ltd.	2,300	29,873
Daimler AG (Registered)	11,863	707,459
Ferrari N.V.	1,479	60,291
Fiat Chrysler Automobiles N.V.	10,635	65,650
Ford Motor Co.	35,368	444,576
Fuji Heavy Industries Ltd.	7,200	246,472
General Motors Co.	96,941	2,743,430
Harley-Davidson, Inc. (x)	1,620	73,386
Honda Motor Co., Ltd.	20,400	515,077
Isuzu Motors Ltd.	7,500	91,796
Mazda Motor Corp.	6,920	92,684
Mitsubishi Motors Corp.	8,500	38,619
Nissan Motor Co., Ltd.	697,720	6,287,150
Peugeot S.A.*	6,033	73,485
Porsche Automobil Holding SE (Preference) (q)	1,976	91,036
Renault S.A.	2,324	177,086
Suzuki Motor Corp.	4,300	116,049
Toyota Motor Corp.	96,430	4,821,193
Volkswagen AG	410	55,089
Volkswagen AG (Preference) (q)	2,292	275,460
Yamaha Motor Co., Ltd. (x)	3,600	54,516

		17,407,230

Distributors (0.0%)
Genuine Parts Co.	1,357	137,396

Jardine Cycle & Carriage Ltd. (x)	1,155	$31,691
LKQ Corp.*	2,826	89,584

		258,671

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc. (x)	1,000	23,366
H&R Block, Inc.	1,975	45,425

		68,791

Hotels, Restaurants & Leisure (0.7%)
Accor S.A.	2,130	82,579
Aristocrat Leisure Ltd.	7,322	75,657
Carnival Corp.	3,975	175,695
Carnival plc	2,264	100,514
Chipotle Mexican Grill, Inc.*	261	105,120
Compass Group plc	20,228	385,578
Crown Resorts Ltd.	4,862	46,001
Darden Restaurants, Inc.	1,039	65,810
Domino’s Pizza Enterprises Ltd.	599	30,622
Flight Centre Travel Group Ltd. (x)	747	17,721
Galaxy Entertainment Group Ltd.	27,000	80,447
Genting Singapore plc	61,342	33,478
InterContinental Hotels Group plc	2,430	90,296
Marriott International, Inc., Class A (x)	1,724	114,577
McDonald’s Corp.	7,957	957,545
McDonald’s Holdings Co. Japan Ltd.	973	26,404
Melco Crown Entertainment Ltd. (ADR) (x)	2,044	25,714
Merlin Entertainments plc§	9,439	56,063
MGM China Holdings Ltd.	14,000	18,217
Oriental Land Co., Ltd.	2,800	180,576
Paddy Power Betfair plc	1,054	110,860
Royal Caribbean Cruises Ltd.	1,538	103,277
Sands China Ltd. (x)	31,596	106,970
Shangri-La Asia Ltd.	11,000	11,091
SJM Holdings Ltd.	29,000	17,770
Sodexo S.A.	1,237	133,245
Starbucks Corp.	13,278	758,439
Starwood Hotels & Resorts Worldwide, Inc.	1,528	112,996
Tabcorp Holdings Ltd.	11,347	38,796
Tatts Group Ltd.	18,701	53,508
TUI AG	6,302	71,547
Whitbread plc	2,200	102,828
William Hill plc	11,917	41,277
Wyndham Worldwide Corp.	992	70,660
Wynn Macau Ltd.	22,800	33,103
Wynn Resorts Ltd. (x)	724	65,623
Yum! Brands, Inc.	3,694	306,306

		4,806,910

Household Durables (0.6%)
Barratt Developments plc	11,628	63,678
Berkeley Group Holdings plc	1,444	49,157
Casio Computer Co., Ltd. (x)	2,800	40,012
D.R. Horton, Inc.	3,056	96,203
Electrolux AB	2,886	78,384
Garmin Ltd. (x)	1,108	47,001

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Haier Electronics Group Co., Ltd.	1,372,600	$2,103,340
Harman International Industries, Inc.	664	47,688
Husqvarna AB, Class B	5,644	41,869
Iida Group Holdings Co., Ltd.	1,800	36,663
Leggett & Platt, Inc.	1,179	60,259
Lennar Corp., Class A	1,624	74,866
Mohawk Industries, Inc.*	569	107,973
Newell Brands, Inc.	4,112	199,720
Nikon Corp.	4,600	62,161
Panasonic Corp.	27,000	233,619
Persimmon plc	3,652	71,266
PulteGroup, Inc.	2,994	58,353
Rinnai Corp.	500	43,998
Sekisui Chemical Co., Ltd.	4,800	58,837
Sekisui House Ltd.	7,200	125,291
Sony Corp.	15,500	453,625
Taylor Wimpey plc	38,955	69,600
Techtronic Industries Co., Ltd.	17,500	73,259
Whirlpool Corp.	677	112,815

		4,409,637

Internet & Catalog Retail (0.5%)
Amazon.com, Inc.*	3,507	2,509,679
Expedia, Inc.	1,079	114,698
Netflix, Inc.*	3,883	355,217
Priceline Group, Inc.*	450	561,784
Rakuten, Inc.	11,700	126,192
Start Today Co., Ltd.	700	37,195
TripAdvisor, Inc.*	1,065	68,480
Zalando SE*§	1,000	26,473

		3,799,718

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	2,400	61,669
Hasbro, Inc.	1,008	84,662
Mattel, Inc.	3,163	98,970
Sankyo Co., Ltd.	600	22,369
Sega Sammy Holdings, Inc.	2,500	26,840
Shimano, Inc.	900	136,399
Yamaha Corp.	2,000	53,753

		484,662

Media (2.5%)
Altice N.V., Class A*	4,727	71,084
Altice N.V., Class B*	1,203	18,169
Axel Springer SE	572	29,976
CBS Corp. (Non-Voting), Class B	3,765	204,967
Comcast Corp., Class A	113,465	7,396,783
Dentsu, Inc. (x)	2,661	124,328
Discovery Communications, Inc., Class A (x)*	1,419	35,801
Discovery Communications, Inc., Class C*	2,083	49,680
Eutelsat Communications S.A.	2,257	43,016
Hakuhodo DY Holdings, Inc.	3,200	38,166
Interpublic Group of Cos., Inc.	3,614	83,483
ITV plc	42,102	101,703
J.C. Decaux S.A.	1,025	34,781
Lagardere S.C.A.	1,629	35,754
News Corp., Class A	4,012	45,536
News Corp., Class B	1,034	12,067

Omnicom Group, Inc.	2,153	$175,448
Pearson plc	10,314	134,517
ProSiebenSat.1 Media SE*	2,637	115,146
Publicis Groupe S.A.	2,398	162,460
REA Group Ltd.	712	31,701
RELX N.V.	12,159	212,193
RELX plc	13,727	252,929
RTL Group S.A.	502	40,943
Schibsted ASA	925	26,477
Schibsted ASA, Class A	985	29,392
Scripps Networks Interactive, Inc., Class A	882	54,922
SES S.A. (FDR)	4,041	87,289
Singapore Press Holdings Ltd.	16,900	49,897
Sky plc	190,762	2,165,204
TEGNA, Inc.	1,887	43,722
Telenet Group Holding N.V.*	728	33,229
Time Warner, Inc.	7,128	524,193
Toho Co., Ltd.	1,600	44,072
Twenty-First Century Fox, Inc., Class A	96,812	2,618,765
Twenty-First Century Fox, Inc., Class B	3,881	105,757
Viacom, Inc., Class B	3,142	130,299
Walt Disney Co.	29,470	2,882,755
Wolters Kluwer N.V.	3,661	149,609
WPP plc	15,963	331,435

		18,727,648

Multiline Retail (0.2%)
Dollar General Corp.	2,573	241,862
Dollar Tree, Inc.*	2,115	199,318
Don Quijote Holdings Co., Ltd.	1,600	59,112
Harvey Norman Holdings Ltd.	8,114	28,131
Isetan Mitsukoshi Holdings Ltd.	3,800	33,705
J. Front Retailing Co., Ltd.	3,300	34,080
Kohl’s Corp.	1,707	64,729
Macy’s, Inc.	2,829	95,083
Marks & Spencer Group plc	20,071	85,338
Marui Group Co., Ltd.	2,200	29,522
Next plc	1,755	117,412
Nordstrom, Inc. (x)	1,146	43,605
Ryohin Keikaku Co., Ltd.	300	72,786
Takashimaya Co., Ltd.	4,000	28,558
Target Corp.	5,342	372,978

		1,506,219

Specialty Retail (1.5%)
ABC-Mart, Inc.	400	26,621
Advance Auto Parts, Inc.	654	105,706
AutoNation, Inc.*	668	31,383
AutoZone, Inc.*	271	215,131
Bed Bath & Beyond, Inc.	1,400	60,508
Best Buy Co., Inc.	39,546	1,210,108
CarMax, Inc. (x)*	1,757	86,146
Dixons Carphone plc	13,226	57,417
Dufry AG (Registered)*	554	66,492
Fast Retailing Co., Ltd.	600	160,859
Foot Locker, Inc.	21,837	1,197,978
Gap, Inc. (x)	2,103	44,626
Hennes & Mauritz AB, Class B	11,854	347,390
Hikari Tsushin, Inc.	200	16,715

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Home Depot, Inc.	11,276	$1,439,832
Industria de Diseno Textil S.A.	13,622	454,259
Kingfisher plc	744,279	3,212,693
L Brands, Inc.	2,274	152,654
Lowe’s Cos., Inc.	8,032	635,893
Nitori Holdings Co., Ltd.	1,000	119,982
O’Reilly Automotive, Inc.*	875	237,212
Ross Stores, Inc.	3,642	206,465
Shimamura Co., Ltd.	300	44,285
Signet Jewelers Ltd.	687	56,616
Staples, Inc.	6,118	52,737
Tiffany & Co.	967	58,639
TJX Cos., Inc.	5,993	462,839
Tractor Supply Co.	1,216	110,875
Ulta Salon Cosmetics & Fragrance, Inc.*	566	137,900
Urban Outfitters, Inc.*	842	23,155
USS Co., Ltd.	2,900	47,564
Yamada Denki Co., Ltd.	7,000	36,784

		11,117,464

Textiles, Apparel & Luxury Goods (0.7%)
adidas AG	2,355	335,834
Asics Corp.	2,200	36,929
Burberry Group plc	5,211	81,458
Christian Dior SE	648	104,972
Cie Financiere Richemont S.A. (Registered)	6,352	372,640
Coach, Inc.	2,537	103,357
Hanesbrands, Inc.	3,358	84,387
Hermes International	311	117,206
Hugo Boss AG	884	49,943
Kering	936	152,649
Li & Fung Ltd.	82,000	39,924
Luxottica Group S.p.A.	2,041	99,448
LVMH Moet Hennessy Louis Vuitton SE	3,490	528,446
Michael Kors Holdings Ltd. (Dusseldorf Stock Exchange)*	39,209	1,940,061
Michael Kors Holdings Ltd. (New York Stock Exchange)*	205	10,143
NIKE, Inc., Class B	12,069	666,209
Pandora A/S	1,428	193,843
PVH Corp.	717	67,563
Ralph Lauren Corp.	508	45,527
Swatch Group AG	401	116,571
Swatch Group AG (Registered)	626	35,908
Under Armour, Inc., Class A (x)*	1,666	66,857
Under Armour, Inc., Class C*	1,678	61,073
VF Corp.	3,024	185,946
Yue Yuen Industrial Holdings Ltd.	11,000	43,595

		5,540,489

Total Consumer Discretionary		76,623,171

Consumer Staples (7.3%)
Beverages (1.7%)
Anheuser-Busch InBev S.A./N.V.	9,941	1,306,741
Asahi Group Holdings Ltd.	4,600	148,390
Brown-Forman Corp., Class B	893	89,086
Carlsberg A/S, Class B	1,373	130,298

Coca-Cola Amatil Ltd.	7,532	$46,482
Coca-Cola Co.	35,292	1,599,786
Coca-Cola European Partners plc	2,683	96,142
Coca-Cola HBC AG*	1,877	37,857
Constellation Brands, Inc., Class A	1,599	264,475
Diageo plc	31,410	878,890
Dr. Pepper Snapple Group, Inc.	1,676	161,952
Heineken Holding N.V.	1,320	107,828
Heineken N.V.	2,814	260,022
Kirin Holdings Co., Ltd. (x)	10,100	169,761
Molson Coors Brewing Co., Class B	1,648	166,662
Monster Beverage Corp.*	1,274	204,745
PepsiCo, Inc.	13,093	1,387,072
Pernod-Ricard S.A.	2,598	289,384
Remy Cointreau S.A.	287	24,727
SABMiller plc	12,134	707,374
Suntory Beverage & Food Ltd. (x)	100,000	4,500,027
Treasury Wine Estates Ltd.	9,081	62,818

		12,640,519

Food & Staples Retailing (2.6%)
Aeon Co., Ltd.	8,300	128,587
Carrefour S.A.	7,022	173,724
Casino Guichard Perrachon S.A. (x)	747	41,741
Colruyt S.A.	894	49,341
Costco Wholesale Corp.	3,971	623,606
CVS Health Corp.	51,893	4,968,236
Delhaize Group S.A.	1,327	140,216
Distribuidora Internacional de Alimentacion S.A.	7,216	42,386
FamilyMart Co., Ltd. (x)	600	36,446
ICA Gruppen AB	1,037	34,650
J Sainsbury plc	18,160	56,318
Jeronimo Martins SGPS S.A.	2,995	47,185
Koninklijke Ahold N.V.	10,156	225,850
Kroger Co.	8,646	318,086
Lawson, Inc.	800	63,423
Metro AG	78,749	2,409,031
Seven & i Holdings Co., Ltd.	9,200	384,094
Sundrug Co., Ltd.	400	37,191
Sysco Corp.	4,750	241,015
Tesco plc*	975,369	2,281,885
Tsuruha Holdings, Inc.	400	48,044
Walgreens Boots Alliance, Inc.	58,804	4,896,609
Wal-Mart Stores, Inc.	13,843	1,010,816
Wesfarmers Ltd.	14,061	423,489
Whole Foods Market, Inc. (x)	2,920	93,498
Wm Morrison Supermarkets plc	25,863	64,875
Woolworths Ltd.	15,381	241,483

		19,081,825

Food Products (1.1%)
Ajinomoto Co., Inc.	7,000	164,322
Archer-Daniels-Midland Co.	5,326	228,432
Aryzta AG*	1,195	43,912
Associated British Foods plc	4,520	163,887
Barry Callebaut AG (Registered)*	29	35,617
Calbee, Inc. (x)	1,000	41,512

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Campbell Soup Co. (x)	1,622	$107,912
Chocoladefabriken Lindt & Spruengli AG	13	77,328
Chocoladefabriken Lindt & Sprungli AG (Registered)	1	71,364
ConAgra Foods, Inc.	3,956	189,136
Danone S.A.	7,361	519,044
General Mills, Inc.	5,388	384,272
Golden Agri-Resources Ltd.	75,544	19,807
Hershey Co.	1,262	143,224
Hormel Foods Corp.	2,524	92,378
J.M. Smucker Co.	1,085	165,365
Kellogg Co.	2,317	189,183
Kerry Group plc, Class A	2,075	184,361
Kikkoman Corp.	2,000	73,188
Kraft Heinz Co.	5,401	477,880
Marine Harvest ASA*	4,411	74,196
McCormick & Co., Inc. (Non-Voting)	1,037	110,617
Mead Johnson Nutrition Co.	1,713	155,455
Meiji Holdings Co., Ltd.	1,438	146,000
Mondelez International, Inc., Class A	14,068	640,235
Nestle S.A. (Registered)	39,474	3,044,854
NH Foods Ltd.	2,000	48,591
Nisshin Seifun Group, Inc.	2,815	44,997
Nissin Foods Holdings Co., Ltd.	700	38,112
Orkla ASA	9,695	85,876
Tate & Lyle plc	6,224	55,497
Toyo Suisan Kaisha Ltd.	1,100	44,441
Tyson Foods, Inc., Class A	2,707	180,800
WH Group Ltd.§	64,000	50,640
Wilmar International Ltd.	21,800	53,111
Yakult Honsha Co., Ltd.	1,200	61,772
Yamazaki Baking Co., Ltd.	2,000	55,465

		8,262,783

Household Products (0.7%)
Church & Dwight Co., Inc.	1,180	121,410
Clorox Co.	1,192	164,961
Colgate-Palmolive Co.	8,095	592,554
Henkel AG & Co. KGaA	1,289	138,511
Henkel AG & Co. KGaA (Preference) (q)	2,208	268,492
Kimberly-Clark Corp.	3,265	448,872
Procter & Gamble Co.	24,127	2,042,833
Reckitt Benckiser Group plc	7,957	800,519
Svenska Cellulosa AB S.C.A., Class B	7,376	235,212
Unicharm Corp.	4,900	109,149

		4,922,513

Personal Products (0.4%)
Beiersdorf AG	1,195	112,922
Estee Lauder Cos., Inc., Class A	1,997	181,767
Kao Corp. (x)	6,200	357,795
Kose Corp.	400	33,568
L’Oreal S.A.	3,146	601,786
Pola Orbis Holdings, Inc.	200	18,625
Shiseido Co., Ltd.	4,800	123,762
Unilever N.V. (CVA)	20,106	937,323
Unilever plc	16,027	768,769

		3,136,317

Tobacco (0.8%)
Altria Group, Inc.	17,733	$1,222,868
British American Tobacco plc	23,112	1,503,909
Imperial Brands plc	11,972	649,898
Japan Tobacco, Inc. (x)	13,700	548,830
Philip Morris International, Inc.	14,061	1,430,285
Reynolds American, Inc.	7,504	404,691
Swedish Match AB	2,222	77,218

		5,837,699

Total Consumer Staples		53,881,656

Energy (9.5%)
Energy Equipment & Services (2.8%)
Baker Hughes, Inc.	93,066	4,200,069
Diamond Offshore Drilling, Inc. (x)	642	15,620
FMC Technologies, Inc.*	2,148	57,287
Halliburton Co.	129,639	5,871,350
Helmerich & Payne, Inc. (x)	951	63,841
National Oilwell Varco, Inc. (x)	3,402	114,477
Noble Corp. plc (x)	116,870	963,009
Petrofac Ltd.	278,761	2,897,143
Saipem S.p.A.*	71,641	28,906
SBM Offshore N.V.	211,484	2,464,139
Schlumberger Ltd.	12,595	996,013
Technip S.A. (x)	24,493	1,332,107
Tenaris S.A. (x)	146,671	2,121,090
Transocean Ltd. (x)	3,253	38,678

		21,163,729

Oil, Gas & Consumable Fuels (6.7%)
Anadarko Petroleum Corp.	4,627	246,388
Apache Corp.	3,405	189,556
BP plc	1,469,777	8,582,520
Cabot Oil & Gas Corp.	4,127	106,229
Caltex Australia Ltd.	3,104	74,159
Chesapeake Energy Corp.*	4,942	21,152
Chevron Corp.	43,943	4,606,545
Cimarex Energy Co.	851	101,541
Columbia Pipeline Group, Inc.	3,662	93,344
Concho Resources, Inc.*	1,174	140,023
ConocoPhillips Co.	11,225	489,410
Devon Energy Corp.	4,802	174,073
Eni S.p.A.	201,853	3,258,850
EOG Resources, Inc.	4,988	416,099
EQT Corp.	1,541	119,320
Exxon Mobil Corp.	37,585	3,523,218
Galp Energia SGPS S.A.	216,083	3,000,857
Hess Corp.	2,390	143,639
Idemitsu Kosan Co., Ltd.	800	17,250
Inpex Corp.	10,800	84,256
JX Holdings, Inc.	26,394	102,563
Kinder Morgan, Inc.	16,586	310,490
Koninklijke Vopak N.V.	944	47,283
Lundin Petroleum AB*	1,998	36,122
Marathon Oil Corp.	7,549	113,310
Marathon Petroleum Corp.	4,744	180,082
Murphy Oil Corp. (x)	1,520	48,260
Neste Oyj	1,763	63,166
Newfield Exploration Co.*	1,742	76,962
Noble Energy, Inc.	3,885	139,355
Occidental Petroleum Corp.	6,923	523,102

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Oil Search Ltd.	17,805	$89,536
OMV AG	1,931	54,095
ONEOK, Inc.	1,884	89,396
Origin Energy Ltd.	22,058	96,345
Phillips 66	4,240	336,402
Pioneer Natural Resources Co.	1,476	223,186
Range Resources Corp. (x)	1,584	68,334
Repsol S.A.	13,102	166,213
Royal Dutch Shell plc, Class A	56,154	1,533,196
Royal Dutch Shell plc, Class B	306,562	8,430,229
Santos Ltd.	21,101	74,458
Showa Shell Sekiyu KK	2,500	23,229
Southwestern Energy Co. (x)*	3,673	46,206
Spectra Energy Corp.	6,201	227,143
Statoil ASA	95,346	1,650,954
Suncor Energy, Inc.	105,468	2,925,789
Tesoro Corp.	1,086	81,363
TonenGeneral Sekiyu KK	4,000	36,322
Total S.A.	119,736	5,773,872
Valero Energy Corp.	4,249	216,699
Williams Cos., Inc.	6,166	133,371
Woodside Petroleum Ltd.	9,387	190,277

		49,495,739

Total Energy		70,659,468

Financials (18.0%)
Banks (9.3%)
ABN AMRO Group N.V. (CVA)§	2,474	41,032
Aozora Bank Ltd.	14,000	48,372
Australia & New Zealand Banking Group Ltd.	36,304	661,931
Banco Bilbao Vizcaya Argentaria S.A.	81,230	465,496
Banco de Sabadell S.A.	64,426	86,082
Banco Popular Espanol S.A.	42,803	55,770
Banco Santander S.A.	180,245	701,768
Bangkok Bank PCL (Registered)	66,100	306,447
Bangkok Bank PCL (NVDR)	411,700	1,864,177
Bank Hapoalim B.M.	14,599	73,692
Bank Leumi Le-Israel B.M.*	19,139	67,485
Bank of America Corp.	93,105	1,235,503
Bank of East Asia Ltd.	15,800	61,402
Bank of Ireland*	380,531	79,300
Bank of Kyoto Ltd.	3,000	18,316
Bank of Queensland Ltd.	4,849	38,627
Bankia S.A.	55,042	40,232
Bankinter S.A.	8,702	55,970
Barclays plc	1,505,181	2,865,597
BB&T Corp.	7,441	264,974
Bendigo & Adelaide Bank Ltd.	6,113	44,338
BNP Paribas S.A.	139,068	6,252,217
BOC Hong Kong Holdings Ltd.	45,500	137,247
CaixaBank S.A.	35,008	77,061
Chiba Bank Ltd.	8,000	37,734
Chugoku Bank Ltd.	2,300	23,390
Citigroup, Inc.	129,263	5,479,459
Citizens Financial Group, Inc.	4,731	94,525
Comerica, Inc.	1,550	63,751
Commerzbank AG	13,822	89,650
Commonwealth Bank of Australia	20,907	1,173,256

Concordia Financial Group Ltd.*	13,200	$51,652
Credit Agricole S.A.	12,971	109,869
Danske Bank A/S	8,581	227,386
DBS Group Holdings Ltd.	204,288	2,406,938
DNB ASA	11,966	144,671
Erste Group Bank AG	3,656	83,607
Fifth Third Bancorp	6,959	122,409
Fukuoka Financial Group, Inc.	11,000	36,178
Hachijuni Bank Ltd.	6,000	26,062
Hana Financial Group, Inc.	62,754	1,274,730
Hang Seng Bank Ltd.	9,900	169,937
Hiroshima Bank Ltd.	6,000	19,977
HSBC Holdings plc (Hong Kong Exchange) (x)	568,728	3,489,830
HSBC Holdings plc (London Stock Exchange)	244,561	1,527,786
Huntington Bancshares, Inc./Ohio	7,517	67,202
ING Groep N.V. (CVA)	460,400	4,785,315
Intesa Sanpaolo S.p.A.	800,184	1,534,855
Intesa Sanpaolo S.p.A. (RNC)	12,775	22,816
Iyo Bank Ltd.	3,500	21,349
Japan Post Bank Co., Ltd.	5,500	64,448
Joyo Bank Ltd.	9,000	33,548
JPMorgan Chase & Co.	122,964	7,640,983
KB Financial Group, Inc. (ADR)	61,425	1,748,156
KBC Group N.V.*	3,010	147,566
KeyCorp	7,447	82,289
Kyushu Financial Group, Inc.	2,700	13,388
Lloyds Banking Group plc	3,472,967	2,553,779
M&T Bank Corp.	1,442	170,488
Mitsubishi UFJ Financial Group, Inc.	159,200	709,607
Mizrahi Tefahot Bank Ltd.	1,290	14,905
Mizuho Financial Group, Inc.	293,624	420,375
National Australia Bank Ltd.	32,793	629,965
Natixis S.A.	10,640	40,866
Nordea Bank AB	37,930	320,382
Oversea-Chinese Banking Corp., Ltd.	39,186	255,386
People’s United Financial, Inc.	2,944	43,159
PNC Financial Services Group, Inc.‡	4,526	368,371
Raiffeisen Bank International AG*	1,683	21,183
Regions Financial Corp.	11,256	95,789
Resona Holdings, Inc.	27,951	101,818
Royal Bank of Scotland Group plc*	40,934	96,405
Seven Bank Ltd.	8,700	26,862
Shinsei Bank Ltd.	25,000	36,082
Shizuoka Bank Ltd.	7,000	49,187
Skandinaviska Enskilda Banken AB, Class A	17,635	153,259
Societe Generale S.A.	9,231	291,725
Standard Chartered plc	452,995	3,445,682
Sumitomo Mitsui Financial Group, Inc.	16,377	469,533
Sumitomo Mitsui Trust Holdings, Inc.	40,860	132,235
SunTrust Banks, Inc./Georgia	91,047	3,740,211
Suruga Bank Ltd.	1,900	42,904

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Svenska Handelsbanken AB, Class A	18,219	$220,383
Swedbank AB, Class A	11,060	231,348
U.S. Bancorp	14,710	593,254
UniCredit S.p.A.	759,077	1,694,455
Unione di Banche Italiane S.p.A.	12,356	34,656
United Overseas Bank Ltd.	15,481	213,774
Wells Fargo & Co.	41,877	1,982,038
Westpac Banking Corp.	41,494	921,456
Yamaguchi Financial Group, Inc.	3,000	28,244
Zions Bancorp	1,939	48,727

		68,556,241

Capital Markets (1.5%)
3i Group plc	11,306	84,148
Aberdeen Asset Management plc	11,954	46,196
Affiliated Managers Group, Inc.*	476	67,007
Ameriprise Financial, Inc.	1,503	135,045
Bank of New York Mellon Corp.	9,763	379,293
BlackRock, Inc.‡	1,141	390,827
Charles Schwab Corp.	10,902	275,930
Credit Suisse Group AG (Registered)*	269,523	2,872,137
Daiwa Securities Group, Inc.	21,500	113,008
Deutsche Bank AG (Registered)*	16,941	230,514
E*TRADE Financial Corp.*	2,507	58,889
Franklin Resources, Inc.	3,293	109,887
Goldman Sachs Group, Inc.	3,502	520,327
Hargreaves Lansdown plc	2,895	48,175
ICAP plc	7,767	43,659
Invesco Ltd.	3,729	95,239
Investec plc	7,924	49,947
Julius Baer Group Ltd.*	2,791	112,160
Legg Mason, Inc.	895	26,394
Macquarie Group Ltd.	3,735	194,246
Mediobanca S.p.A.	7,693	44,693
Morgan Stanley	75,095	1,950,968
Nomura Holdings, Inc.	45,400	162,688
Northern Trust Corp.	1,974	130,797
Partners Group Holding AG	220	94,335
Platinum Asset Management Ltd.	3,534	15,314
SBI Holdings, Inc.	3,150	31,146
Schroders plc	1,399	44,175
State Street Corp.	3,589	193,519
T. Rowe Price Group, Inc.	2,250	164,182
UBS Group AG (Registered)	176,324	2,281,386

		10,966,231

Consumer Finance (1.0%)
Acom Co., Ltd.*	4,400	21,147
AEON Financial Service Co., Ltd.	1,100	23,639
American Express Co.	36,268	2,203,644
Capital One Financial Corp.	68,842	4,372,155
Credit Saison Co., Ltd.	2,100	35,145
Discover Financial Services	3,721	199,408
Navient Corp.	3,179	37,989
Provident Financial plc	1,787	55,236
Synchrony Financial*	7,507	189,777

		7,138,140

Diversified Financial Services (0.7%)
AMP Ltd.	36,614	142,120
ASX Ltd.	2,219	75,984

Berkshire Hathaway, Inc., Class B*	16,985	$2,459,258
Challenger Ltd.	7,350	47,714
CME Group, Inc./Illinois	3,070	299,018
Deutsche Boerse AG	2,366	193,720
Eurazeo S.A.	621	37,066
EXOR S.p.A.	1,350	49,871
First Pacific Co., Ltd.	24,250	17,658
Groupe Bruxelles Lambert S.A.	1,012	82,737
Hong Kong Exchanges and Clearing Ltd.	14,400	351,116
Industrivarden AB, Class C	2,340	37,820
Intercontinental Exchange, Inc.	1,078	275,925
Investor AB, Class B	5,797	193,927
Japan Exchange Group, Inc.	6,300	72,070
Kinnevik AB, Class B	2,732	64,935
Leucadia National Corp.	3,140	54,416
London Stock Exchange Group plc	3,877	131,330
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,000	15,281
Moody’s Corp.	1,543	144,595
Nasdaq, Inc.	1,024	66,222
Orix Corp.	16,300	208,142
Pargesa Holding S.A.	455	30,121
S&P Global, Inc.	2,399	257,317
Singapore Exchange Ltd.	11,000	62,664
Wendel S.A.	290	30,219

		5,401,246

Insurance (3.5%)
Admiral Group plc	2,806	76,588
Aegon N.V.	21,620	86,239
Aflac, Inc.	3,732	269,301
Ageas	2,438	84,231
AIA Group Ltd.	150,400	906,289
Allianz SE (Registered)	5,640	803,542
Allstate Corp.	3,394	237,410
American International Group, Inc.	53,613	2,835,592
Aon plc	2,401	262,261
Arthur J. Gallagher & Co.	1,634	77,778
Assicurazioni Generali S.p.A.	14,349	168,954
Assurant, Inc.	562	48,506
Aviva plc	562,811	3,024,710
AXA S.A.‡	24,138	484,923
Baloise Holding AG (Registered)	657	73,269
China Life Insurance Co., Ltd., Class H	725,000	1,562,237
Chubb Ltd.	34,211	4,471,720
Cincinnati Financial Corp.	1,312	98,256
CNP Assurances S.A.	2,491	36,921
Dai-ichi Life Insurance Co., Ltd.	13,500	149,678
Direct Line Insurance Group plc	18,344	84,831
Gjensidige Forsikring ASA	2,717	45,106
Hannover Rueck SE	788	82,337
Hartford Financial Services Group, Inc.	3,539	157,061
Insurance Australia Group Ltd.	28,915	118,759
Japan Post Holdings Co., Ltd.	5,300	64,167
Legal & General Group plc	72,548	188,041
Lincoln National Corp.	2,149	83,317

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Loews Corp.	2,426	$99,684
Mapfre S.A.	13,440	29,721
Marsh & McLennan Cos., Inc.	4,725	323,474
Medibank Pvt Ltd.	36,145	79,729
MetLife, Inc.	9,959	396,667
MS&AD Insurance Group Holdings, Inc.	6,411	165,111
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	12,894	2,154,952
NN Group N.V.	3,833	106,484
Old Mutual plc	62,359	168,089
Poste Italiane S.p.A. (b)(x)§	5,766	38,318
Principal Financial Group, Inc.	2,442	100,391
Progressive Corp.	5,345	179,058
Prudential Financial, Inc.	4,007	285,859
Prudential plc	32,113	547,071
QBE Insurance Group Ltd.	16,640	130,598
RSA Insurance Group plc	12,118	80,927
Sampo Oyj, Class A	5,578	227,894
SCOR SE	1,798	54,165
Sompo Japan Nipponkoa Holdings, Inc.	4,385	116,156
Sony Financial Holdings, Inc.	2,300	25,816
St. James’s Place plc	5,970	63,946
Standard Life plc	23,691	93,108
Suncorp Group Ltd.	15,709	143,900
Swiss Life Holding AG (Registered)*	375	86,630
Swiss Reinsurance AG	25,582	2,236,538
T&D Holdings, Inc.	6,400	54,035
Tokio Marine Holdings, Inc.	8,600	284,482
Torchmark Corp.	1,001	61,882
Travelers Cos., Inc.	2,651	315,575
Tryg A/S	1,512	26,986
UnipolSai S.p.A.	13,205	19,849
Unum Group	2,153	68,444
Willis Towers Watson plc	1,271	157,998
XL Group plc	2,581	85,973
Zurich Insurance Group AG*	1,879	464,904

		26,056,438

Real Estate Investment Trusts (REITs) (1.1%)
American Tower Corp. (REIT)	3,849	437,285
Apartment Investment & Management Co. (REIT), Class A	1,374	60,676
Ascendas Real Estate Investment Trust (REIT)	30,917	57,116
AvalonBay Communities, Inc. (REIT)	1,244	224,405
Boston Properties, Inc. (REIT)	1,380	182,022
British Land Co. plc (REIT)	11,730	97,138
CapitaLand Commercial Trust (REIT)	30,400	33,438
CapitaLand Mall Trust (REIT)	34,400	54,622
Crown Castle International Corp. (REIT)	3,054	309,767
Dexus Property Group (REIT)	11,648	78,663
Digital Realty Trust, Inc. (REIT)	1,355	147,681
Equinix, Inc. (REIT)	630	244,270

Equity Residential (REIT)	3,297	$227,097
Essex Property Trust, Inc. (REIT)	594	135,486
Extra Space Storage, Inc. (REIT)	1,145	105,958
Federal Realty Investment Trust (REIT)	654	108,270
Fonciere des Regions (REIT)	363	32,315
Gecina S.A. (REIT)	455	62,194
General Growth Properties, Inc. (REIT)	5,284	157,569
Goodman Group (REIT)	22,700	121,005
GPT Group (REIT)	22,685	91,767
Hammerson plc (REIT)	10,577	77,271
HCP, Inc. (REIT)	4,226	149,516
Host Hotels & Resorts, Inc. (REIT)	6,734	109,158
ICADE (REIT)	390	27,732
Intu Properties plc (REIT) (x)	12,253	47,936
Iron Mountain, Inc. (REIT)	2,226	88,662
Japan Prime Realty Investment Corp. (REIT) (x)	9	38,546
Japan Real Estate Investment Corp. (REIT)	17	104,631
Japan Retail Fund Investment Corp. (REIT)	34	86,531
Kimco Realty Corp. (REIT)	3,867	121,346
Klepierre S.A. (REIT)	2,706	120,724
Land Securities Group plc (REIT)	9,836	139,206
Link REIT (REIT)	27,000	184,710
Macerich Co. (REIT)	1,155	98,625
Mirvac Group (REIT)	49,100	74,282
Nippon Building Fund, Inc. (REIT)	17	104,493
Nippon Prologis REIT, Inc. (REIT)	20	48,572
Nomura Real Estate Master Fund, Inc. (REIT)	42	66,392
Prologis, Inc. (REIT)	4,747	232,793
Public Storage (REIT)	1,336	341,468
Realty Income Corp. (REIT) (x)	2,336	162,025
Scentre Group (REIT)	66,894	246,036
Segro plc (REIT)	8,652	48,571
Simon Property Group, Inc. (REIT)	2,805	608,405
SL Green Realty Corp. (REIT)	933	99,337
Stockland (REIT)	28,650	100,905
Suntec Real Estate Investment Trust (REIT)	33,300	44,027
UDR, Inc. (REIT)	2,438	90,011
Unibail-Rodamco SE (REIT)	1,211	317,274
United Urban Investment Corp. (REIT)	38	68,256
Ventas, Inc. (REIT)	3,032	220,790
Vicinity Centres (REIT)	39,807	99,048
Vornado Realty Trust (REIT)	1,608	160,993
Welltower, Inc. (REIT)	3,236	246,486
Westfield Corp. (REIT)	24,744	197,144
Weyerhaeuser Co. (REIT)	6,760	201,245

		8,141,891

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Real Estate Management & Development (0.9%)
Aeon Mall Co., Ltd.	1,570	$20,463
Azrieli Group Ltd.	437	18,599
CapitaLand Ltd.	27,100	62,254
CBRE Group, Inc., Class A*	2,714	71,867
Cheung Kong Property Holdings Ltd.	143,424	902,800
City Developments Ltd.	3,200	19,497
Daito Trust Construction Co., Ltd.	900	145,886
Daiwa House Industry Co., Ltd.	7,200	210,095
Deutsche Wohnen AG	4,133	140,262
Global Logistic Properties Ltd.	34,200	46,157
Hang Lung Properties Ltd.	30,000	60,908
Henderson Land Development Co., Ltd.	12,251	69,420
Hongkong Land Holdings Ltd.	12,600	73,836
Hulic Co., Ltd.	4,100	42,986
Hysan Development Co., Ltd.	9,000	40,133
Kerry Properties Ltd.	9,500	23,437
LendLease Group	7,334	69,552
Mitsubishi Estate Co., Ltd.	15,000	274,261
Mitsui Fudosan Co., Ltd.	11,000	251,107
New World Development Co., Ltd.	71,133	72,260
Nomura Real Estate Holdings, Inc.	1,700	29,578
NTT Urban Development Corp.	1,300	13,840
Sino Land Co., Ltd.	32,600	53,772
Sumitomo Realty & Development Co., Ltd.	4,000	107,943
Sun Hung Kai Properties Ltd.	18,000	216,864
Swire Pacific Ltd., Class A	134,260	1,526,113
Swire Properties Ltd.	666,932	1,774,920
Swiss Prime Site AG (Registered)*	904	81,760
Tokyo Tatemono Co., Ltd.	3,000	35,836
Tokyu Fudosan Holdings Corp.	7,100	44,040
UOL Group Ltd.	6,428	26,221
Vonovia SE	5,793	211,417
Wharf Holdings Ltd.	15,400	94,215
Wheelock & Co., Ltd.	9,000	42,391

		6,874,690

Total Financials		133,134,877

Health Care (13.8%)
Biotechnology (2.3%)
Actelion Ltd. (Registered)*	1,307	219,310
Alexion Pharmaceuticals, Inc.*	2,031	237,140
Amgen, Inc.	46,150	7,021,722
Biogen, Inc.*	1,986	480,255
Celgene Corp.*	7,021	692,481
CSL Ltd.	5,805	488,096
Genmab A/S*	715	130,244
Gilead Sciences, Inc.	77,932	6,501,087
Grifols S.A.	3,502	79,083
Regeneron Pharmaceuticals, Inc.*	707	246,906
Shire plc	11,106	683,902
Vertex Pharmaceuticals, Inc.*	2,242	192,857

		16,973,083

Health Care Equipment & Supplies (1.0%)
Abbott Laboratories	13,317	$523,491
Baxter International, Inc.	5,006	226,371
Becton Dickinson and Co.	1,924	326,291
Boston Scientific Corp.*	12,299	287,428
C.R. Bard, Inc.	665	156,381
Cochlear Ltd.	768	69,659
Coloplast A/S, Class B	1,501	112,046
Cyberdyne, Inc. (x)*	1,100	24,631
Dentsply Sirona, Inc.	2,094	129,912
Edwards Lifesciences Corp.*	1,906	190,085
Essilor International S.A.	2,524	335,927
Getinge AB, Class B	109,027	2,239,168
Hologic, Inc.*	2,135	73,871
Hoya Corp.	4,900	174,460
Intuitive Surgical, Inc.*	345	228,187
Medtronic plc	12,746	1,105,970
Olympus Corp.	3,500	130,214
Smith & Nephew plc	11,259	190,946
Sonova Holding AG (Registered)	621	82,508
St. Jude Medical, Inc.	2,577	201,006
Stryker Corp.	2,848	341,276
Sysmex Corp.	1,900	129,875
Terumo Corp.	4,200	178,085
Varian Medical Systems, Inc.*	861	70,800
William Demant Holding A/S*	1,840	35,784
Zimmer Biomet Holdings, Inc.	1,806	217,406

		7,781,778

Health Care Providers & Services (1.2%)
Aetna, Inc.	3,178	388,129
Alfresa Holdings Corp.	2,300	47,898
AmerisourceBergen Corp.	1,637	129,847
Anthem, Inc.	2,384	313,115
Cardinal Health, Inc.	2,954	230,442
Centene Corp.*	1,569	111,979
Cigna Corp.	2,326	297,705
DaVita HealthCare Partners, Inc.*	1,479	114,356
Express Scripts Holding Co.*	5,736	434,789
Fresenius Medical Care AG & Co. KGaA	2,682	232,062
Fresenius SE & Co. KGaA	5,056	372,553
HCA Holdings, Inc.*	2,758	212,394
Healthscope Ltd.	21,288	45,586
Henry Schein, Inc.*	744	131,539
Humana, Inc.	1,344	241,759
Laboratory Corp. of America Holdings*	929	121,021
McKesson Corp.	2,040	380,766
Mediclinic International plc	4,794	70,190
Medipal Holdings Corp.	2,100	34,459
Miraca Holdings, Inc.	700	30,165
Patterson Cos., Inc.	716	34,289
Quest Diagnostics, Inc.	1,280	104,205
Ramsay Health Care Ltd.	1,797	96,632
Ryman Healthcare Ltd.	5,887	39,226
Sinopharm Group Co., Ltd., Class H	596,000	2,871,663
Sonic Healthcare Ltd.	4,960	80,178
Suzuken Co., Ltd.	960	30,179

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares		Value (Note 1)

UnitedHealth Group, Inc.	8,619		$1,217,003
Universal Health Services, Inc., Class B	813		109,023

			8,523,152

Health Care Technology (0.0%)
Cerner Corp.*	2,689		157,575
M3, Inc.	2,400		83,120

			240,695

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	2,971		131,794
Illumina, Inc.*	1,335		187,407
Lonza Group AG (Registered)*	670		111,028
PerkinElmer, Inc.	1,010		52,944
QIAGEN N.V.*	97,683		2,115,782
Thermo Fisher Scientific, Inc.	3,567		527,060
Waters Corp.*	734		103,237

			3,229,252

Pharmaceuticals (8.9%)
AbbVie, Inc.	14,660		907,601
Allergan plc*	28,699		6,632,052
Astellas Pharma, Inc.	26,100		408,446
AstraZeneca plc	15,783		939,547
Bayer AG (Registered)	40,017		4,026,198
Bristol-Myers Squibb Co.	15,131		1,112,885
Chugai Pharmaceutical Co., Ltd.	2,600		92,377
Daiichi Sankyo Co., Ltd.	7,700		185,797
Eisai Co., Ltd.	3,200		177,795
Eli Lilly & Co.	42,695		3,362,231
Endo International plc*	1,950		30,401
Galenica AG (Registered)	52		70,049
GlaxoSmithKline plc	242,678		5,217,164
Hikma Pharmaceuticals plc (x)	1,569		51,740
Hisamitsu Pharmaceutical Co., Inc.	700		40,148
Johnson & Johnson	24,932		3,024,252
Kyowa Hakko Kirin Co., Ltd.	3,000		50,952
Mallinckrodt plc*	958		58,227
Merck & Co., Inc.	59,930		3,452,567
Merck KGaA	25,714		2,617,894
Mitsubishi Tanabe Pharma Corp.	3,000		53,810
Mylan N.V.*	3,850		166,474
Novartis AG (Registered)	53,082		4,366,726
Novo Nordisk A/S, Class B	22,940		1,233,646
Ono Pharmaceutical Co., Ltd.	5,200		224,547
Orion Oyj, Class B	1,363		52,947
Otsuka Holdings Co., Ltd. (x)	4,800		221,190
Perrigo Co. plc	1,305		118,324
Pfizer, Inc.	175,202		6,168,862
Roche Holding AG	28,919		7,635,500
Sanofi	66,132		5,558,920
Santen Pharmaceutical Co., Ltd.	4,400		68,618
Shionogi & Co., Ltd.	3,700		201,225
Shire plc (ADR)	—	@	27
Sumitomo Dainippon Pharma Co., Ltd.	2,100		36,252
Taisho Pharmaceutical Holdings Co., Ltd.	400		41,918
Takeda Pharmaceutical Co., Ltd.	8,700		375,527

Taro Pharmaceutical Industries Ltd. (x)*	191		$27,810
Teva Pharmaceutical Industries Ltd.	11,410		577,556
Teva Pharmaceutical Industries Ltd. (ADR)	116,278		5,840,644
UCB S.A.	1,611		120,462
Zoetis, Inc.	4,181		198,430

			65,747,738

Total Health Care			102,495,698

Industrials (8.6%)
Aerospace & Defense (1.7%)
Airbus Group SE	7,381		428,603
BAE Systems plc	413,348		2,898,357
Boeing Co.	5,428		704,934
Cobham plc	19,174		40,226
General Dynamics Corp.	2,605		362,720
Honeywell International, Inc.	6,908		803,539
L-3 Communications Holdings, Inc.	710		104,150
Leonardo-Finmeccanica S.p.A.*	3,972		40,356
Lockheed Martin Corp.	2,374		589,156
Meggitt plc	10,669		57,875
Northrop Grumman Corp.	1,636		363,650
Raytheon Co.	2,692		365,977
Rockwell Collins, Inc.	26,357		2,244,035
Rolls-Royce Holdings plc (b)*†	1,655,223		2,204
Rolls-Royce Holdings plc*	23,313		221,375
Safran S.A.	3,916		266,142
Singapore Technologies Engineering Ltd.	18,200		42,964
Textron, Inc.	2,453		89,682
Thales S.A.	1,374		115,315
TransDigm Group, Inc.*	477		125,780
United Technologies Corp.	7,055		723,490
Zodiac Aerospace	95,648		2,250,653

			12,841,183

Air Freight & Logistics (0.8%)
Bollore S.A.	12,032		41,048
C.H. Robinson Worldwide, Inc.	1,328		98,604
Deutsche Post AG (Registered)	11,929		333,041
Expeditors International of Washington, Inc.	1,702		83,466
FedEx Corp.	13,093		1,987,256
Royal Mail plc	11,062		74,992
United Parcel Service, Inc., Class B	32,279		3,477,094
Yamato Holdings Co., Ltd.	4,400		100,776

			6,196,277

Airlines (0.5%)
Alaska Air Group, Inc.	1,152		67,150
American Airlines Group, Inc.	5,198		147,155
ANA Holdings, Inc.	14,000		39,722
Cathay Pacific Airways Ltd.	12,000		17,605
Delta Air Lines, Inc.	6,994		254,791
Deutsche Lufthansa AG (Registered)	199,902		2,327,294
easyJet plc	2,225		32,320

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

International Consolidated Airlines Group S.A.	10,074	$50,199
Japan Airlines Co., Ltd.	1,330	42,688
Qantas Airways Ltd.*	8,028	16,927
Ryanair Holdings plc (ADR)	400	27,816
Singapore Airlines Ltd.	6,000	47,587
Southwest Airlines Co.	5,769	226,203
United Continental Holdings, Inc.*	3,005	123,325

		3,420,782

Building Products (0.6%)
Allegion plc	891	61,862
Asahi Glass Co., Ltd. (x)	13,000	70,258
Assa Abloy AB, Class B	12,577	257,790
Cie de Saint-Gobain	89,795	3,437,471
Daikin Industries Ltd.	2,900	241,616
Fortune Brands Home & Security, Inc.	1,390	80,578
Geberit AG (Registered)	485	183,211
Lixil Group Corp.	3,600	59,185
Masco Corp.	3,061	94,708
Toto Ltd. (x)	1,800	71,324

		4,558,003

Commercial Services & Supplies (0.4%)
Aggreko plc	3,441	59,099
Babcock International Group plc	3,318	40,165
Brambles Ltd.	19,588	181,760
Cintas Corp.	780	76,541
Dai Nippon Printing Co., Ltd.	7,000	77,745
Edenred	2,745	56,638
G4S plc	20,641	51,095
ISS A/S	1,909	71,482
Park24 Co., Ltd.	1,300	44,524
Pitney Bowes, Inc.	1,761	31,346
Republic Services, Inc.	2,151	110,368
Secom Co., Ltd.	2,600	191,910
Securitas AB, Class B	4,220	64,859
Serco Group plc*	817,884	1,217,516
Societe BIC S.A.	381	53,875
Sohgo Security Services Co., Ltd.	800	39,319
Stericycle, Inc.*	794	82,671
Toppan Printing Co., Ltd.	7,000	60,009
Tyco International plc	3,857	164,308
Waste Management, Inc.	3,745	248,181

		2,923,411

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios S.A.	2,332	63,900
Boskalis Westminster	1,173	40,459
Bouygues S.A.	2,652	76,649
CIMIC Group Ltd.	1,306	34,977
Eiffage S.A.	583	41,634
Ferrovial S.A.	6,338	123,147
Fluor Corp.	1,292	63,670
Hochtief AG	234	30,143
Jacobs Engineering Group, Inc.*	1,065	53,048
JGC Corp.	2,000	28,420
Kajima Corp.	11,000	75,972
Obayashi Corp.	8,400	88,934

OCI N.V.*	1,185	$16,178
Quanta Services, Inc.*	1,315	30,403
Shimizu Corp.	6,000	55,855
Skanska AB, Class B	4,429	92,367
Taisei Corp.	14,000	114,164
Vinci S.A.	6,127	436,375

		1,466,295

Electrical Equipment (0.4%)
ABB Ltd. (Registered)*	24,066	474,016
Acuity Brands, Inc.	404	100,176
AMETEK, Inc.	2,167	100,180
Eaton Corp. plc	4,152	247,999
Emerson Electric Co.	5,832	304,197
Fuji Electric Co., Ltd.	8,000	33,591
Legrand S.A.	3,333	171,966
Mabuchi Motor Co., Ltd.	700	29,388
Mitsubishi Electric Corp.	24,000	284,572
Nidec Corp.	2,900	218,892
OSRAM Licht AG	1,032	53,334
Prysmian S.p.A.	2,673	58,597
Rockwell Automation, Inc.	1,170	134,339
Schneider Electric SE	6,886	407,522
Vestas Wind Systems A/S	2,745	186,288

		2,805,057

Industrial Conglomerates (1.7%)
3M Co.	5,498	962,810
CK Hutchison Holdings Ltd.	147,924	1,627,910
Danaher Corp.	5,431	548,531
DCC plc	1,034	90,915
General Electric Co.	83,350	2,623,858
Jardine Matheson Holdings Ltd.	3,100	178,250
Keihan Holdings Co., Ltd.	6,000	41,451
Keppel Corp., Ltd.	16,700	68,581
Koninklijke Philips N.V.	11,719	292,406
NWS Holdings Ltd.	19,688	31,276
Roper Technologies, Inc.	905	154,357
Seibu Holdings, Inc.	2,200	37,145
Sembcorp Industries Ltd.	13,500	28,434
Siemens AG (Registered)	34,148	3,498,055
Smiths Group plc	5,273	81,219
Toshiba Corp.	800,000	2,185,826

		12,451,024

Machinery (1.2%)
Alfa Laval AB	3,926	61,624
Alstom S.A.*	1,876	43,798
Amada Holdings Co., Ltd.	4,700	47,523
Andritz AG	1,039	49,369
Atlas Copco AB, Class A	8,094	209,582
Atlas Copco AB, Class B	4,916	116,064
Caterpillar, Inc.	5,293	401,262
CNH Industrial N.V.	12,870	93,570
Cummins, Inc.	1,435	161,351
Deere & Co. (x)	2,707	219,375
Dover Corp.	1,396	96,771
FANUC Corp.	2,400	388,479
Flowserve Corp.	1,150	51,946
GEA Group AG	2,165	101,759
Hino Motors Ltd.	3,400	33,645

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Hitachi Construction Machinery Co., Ltd.	1,400	$20,270
Hoshizaki Electric Co., Ltd.	600	58,522
IHI Corp.	19,000	50,890
Illinois Tool Works, Inc.	2,930	305,189
IMI plc	3,626	46,855
Ingersoll-Rand plc	2,334	148,629
JTEKT Corp.	1,900	21,422
Kawasaki Heavy Industries Ltd.	16,000	44,771
Komatsu Ltd.	11,700	203,252
Kone Oyj, Class B	4,251	196,279
Kubota Corp. (x)	12,900	172,775
Kurita Water Industries Ltd.	1,400	31,149
Makita Corp.	1,300	85,721
MAN SE	401	40,822
Metso Oyj	1,535	36,270
Minebea Co., Ltd.	4,000	26,922
Mitsubishi Heavy Industries Ltd.	40,000	159,674
Nabtesco Corp.	1,600	38,205
NGK Insulators Ltd.	3,000	60,234
NSK Ltd.	5,100	37,721
PACCAR, Inc.	3,141	162,924
Parker-Hannifin Corp.	1,221	131,929
Pentair plc	1,659	96,703
Sandvik AB (x)	12,838	127,958
Schindler Holding AG	539	97,671
Schindler Holding AG (Registered)	264	48,052
Sembcorp Marine Ltd.	11,700	13,658
SKF AB, Class B	4,629	73,914
SMC Corp.	700	170,752
Snap-on, Inc.	513	80,962
Stanley Black & Decker, Inc.	23,878	2,655,711
Sumitomo Heavy Industries Ltd.	8,000	34,915
THK Co., Ltd.	1,600	27,149
Volvo AB, Class B	19,482	192,387
Wartsila Oyj Abp	1,710	69,980
Weichai Power Co., Ltd., Class H	606,500	627,534
Weir Group plc	2,903	56,055
Xylem, Inc.	1,589	70,949
Yangzijiang Shipbuilding Holdings Ltd.	30,135	20,303
Zardoya Otis S.A.	1,863	17,458

		8,638,654

Marine (0.1%)
A. P. Moeller – Maersk A/S, Class A	53	67,441
A. P. Moeller – Maersk A/S, Class B	77	101,524
Kuehne + Nagel International AG (Registered)	654	91,435
Mitsui O.S.K. Lines Ltd.	15,000	31,799
Nippon Yusen KK	22,000	38,572

		330,771

Professional Services (0.2%)
Adecco S.A. (Registered)	2,011	101,306
Bureau Veritas S.A.	3,506	74,023
Capita plc	7,973	102,407
Dun & Bradstreet Corp.	344	41,913
Equifax, Inc.	1,067	137,003

Experian plc	12,233	$232,360
Intertek Group plc	1,862	86,950
Nielsen Holdings plc	3,247	168,747
Randstad Holding N.V.	1,412	56,871
Recruit Holdings Co., Ltd.	3,300	120,011
Robert Half International, Inc.	1,256	47,929
SEEK Ltd.	4,362	49,772
SGS S.A. (Registered)	68	155,922
Verisk Analytics, Inc.*	1,388	112,539

		1,487,753

Road & Rail (0.4%)
Asciano Ltd.	5,911	39,139
Aurizon Holdings Ltd.	23,941	86,724
Central Japan Railway Co.	1,800	318,594
ComfortDelGro Corp., Ltd.	22,900	46,936
CSX Corp.	8,664	225,957
DSV A/S	2,378	99,982
East Japan Railway Co.	4,097	377,510
Hankyu Hanshin Holdings, Inc.	15,000	111,644
J.B. Hunt Transport Services, Inc.	804	65,068
Kansas City Southern	977	88,018
Keikyu Corp.	6,000	60,098
Keio Corp.	7,000	65,780
Keisei Electric Railway Co., Ltd.	3,000	38,477
Kintetsu Group Holdings Co., Ltd.	24,000	102,421
MTR Corp., Ltd. (x)	19,500	98,951
Nagoya Railroad Co., Ltd.	12,000	67,321
Nippon Express Co., Ltd.	10,000	45,581
Norfolk Southern Corp.	2,681	228,234
Odakyu Electric Railway Co., Ltd.	7,000	81,697
Ryder System, Inc.	507	30,998
Tobu Railway Co., Ltd.	13,000	71,136
Tokyu Corp.	13,000	113,681
Union Pacific Corp.	7,624	665,194
West Japan Railway Co.	2,100	132,734

		3,261,875

Trading Companies & Distributors (0.3%)
AerCap Holdings N.V.*	2,045	68,692
Ashtead Group plc	5,935	85,174
Brenntag AG	1,840	88,918
Bunzl plc	4,179	129,259
Fastenal Co. (x)	2,619	116,257
ITOCHU Corp.	18,200	221,138
Marubeni Corp.	19,300	86,638
Mitsubishi Corp.	18,200	318,223
Mitsui & Co., Ltd.	20,700	245,101
Noble Group Ltd.*	66,218	9,959
Rexel S.A.*	3,907	49,326
Sumitomo Corp.	14,700	147,119
Toyota Tsusho Corp.	2,800	60,065
Travis Perkins plc	2,757	55,155
United Rentals, Inc.*	837	56,163
W.W. Grainger, Inc. (x)	521	118,397
Wolseley plc	3,128	162,109

		2,017,693

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Transportation Infrastructure (0.1%)
Abertis Infraestructuras S.A.	6,999	$102,864
Aena S.A.§	844	111,137
Aeroports de Paris S.A.	392	43,357
Atlantia S.p.A.	5,122	127,750
Auckland International Airport Ltd.	11,009	51,172
Fraport AG Frankfurt Airport Services Worldwide	511	27,301
Groupe Eurotunnel SE (Registered)	5,619	59,800
Hutchison Port Holdings Trust (BATS Exchange)	23,100	9,956
Hutchison Port Holdings Trust (Singapore Stock Exchange)	32,600	14,975
Japan Airport Terminal Co., Ltd. (x)	600	21,609
Kamigumi Co., Ltd.	3,000	27,566
Mitsubishi Logistics Corp.	1,000	13,940
Sydney Airport	14,373	74,681
Transurban Group	25,098	225,102

		911,210

Total Industrials		63,309,988

Information Technology (12.0%)
Communications Equipment (0.8%)
Cisco Systems, Inc.	169,820	4,872,136
F5 Networks, Inc.*	617	70,239
Harris Corp.	1,131	94,371
Juniper Networks, Inc.	3,309	74,419
Motorola Solutions, Inc.	1,436	94,733
Nokia Oyj	71,254	405,433
Telefonaktiebolaget LM Ericsson, Class B	37,862	289,403

		5,900,734

Electronic Equipment, Instruments & Components (0.9%)
Alps Electric Co., Ltd.	2,500	47,091
Amphenol Corp., Class A	2,792	160,065
Corning, Inc.	9,729	199,250
FLIR Systems, Inc.	1,176	36,397
Hamamatsu Photonics KK	1,900	52,900
Hexagon AB, Class B	3,264	118,810
Hirose Electric Co., Ltd.	415	50,732
Hitachi High-Technologies Corp.	900	24,515
Hitachi Ltd.	58,400	242,763
Ingenico Group S.A. (x)	692	81,080
Keyence Corp.	540	364,205
Knowles Corp. (x)*	190,880	2,611,239
Kyocera Corp.	3,900	184,909
Murata Manufacturing Co., Ltd.	2,400	269,228
Nippon Electric Glass Co., Ltd.	6,000	25,028
Omron Corp. (x)	56,300	1,824,226
Shimadzu Corp.	3,000	44,649
TDK Corp.	1,600	89,153
TE Connectivity Ltd.	3,238	184,922
Yaskawa Electric Corp.	3,100	40,160
Yokogawa Electric Corp.	3,200	35,931

		6,687,253

Internet Software & Services (1.6%)
Akamai Technologies, Inc.*	1,581	$88,425
Alphabet, Inc., Class A*	9,132	6,424,636
Alphabet, Inc., Class C*	2,678	1,853,444
Auto Trader Group plc§	11,148	52,713
eBay, Inc.*	9,581	224,291
Facebook, Inc., Class A*	20,955	2,394,738
Kakaku.com, Inc. (x)	2,000	39,426
Mixi, Inc.	600	24,572
United Internet AG (Registered)	1,684	69,482
VeriSign, Inc. (x)*	839	72,540
Yahoo! Japan Corp.	16,300	71,783
Yahoo!, Inc.*	7,912	297,175

		11,613,225

IT Services (0.9%)
Accenture plc, Class A	5,655	640,655
Alliance Data Systems Corp.*	535	104,817
Amadeus IT Holding S.A., Class A	5,580	244,451
Atos SE (x)	1,200	100,234
Automatic Data Processing, Inc.	4,129	379,331
Capgemini S.A.	2,002	174,718
Cognizant Technology Solutions Corp., Class A*	5,492	314,362
Computershare Ltd.	6,230	42,913
CSRA, Inc.	1,320	30,928
Fidelity National Information Services, Inc.	2,550	187,884
Fiserv, Inc.*	2,010	218,547
Fujitsu Ltd.	23,000	84,283
Global Payments, Inc.	1,422	101,502
International Business Machines Corp.	8,005	1,214,999
MasterCard, Inc., Class A	8,800	774,928
Nomura Research Institute Ltd.	1,650	60,094
NTT Data Corp.	1,600	75,398
Obic Co., Ltd.	800	43,735
Otsuka Corp.	700	32,525
Paychex, Inc.	2,906	172,907
PayPal Holdings, Inc.*	9,998	365,027
Teradata Corp.*	1,245	31,212
Total System Services, Inc.	1,491	79,187
Visa, Inc., Class A	17,265	1,280,545
Western Union Co.	4,525	86,790
Worldpay Group plc*§	13,521	49,215
Xerox Corp.	8,406	79,773

		6,970,960

Semiconductors & Semiconductor Equipment (1.5%)
Analog Devices, Inc.	2,764	156,553
Applied Materials, Inc.	146,322	3,507,338
ARM Holdings plc	17,005	257,557
ASM Pacific Technology Ltd.	3,400	24,442
ASML Holding N.V.	4,532	449,226
Broadcom Ltd.	3,363	522,610
First Solar, Inc.*	719	34,857
Infineon Technologies AG	14,287	205,311
Intel Corp.	42,801	1,403,873
KLA-Tencor Corp.	1,405	102,916
Lam Research Corp.	1,422	119,533

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Linear Technology Corp.	2,139	$99,528
Microchip Technology, Inc. (x)	1,993	101,165
Micron Technology, Inc.*	9,409	129,468
NVIDIA Corp.	4,650	218,597
NXP Semiconductors N.V.*	3,615	283,199
Qorvo, Inc.*	1,136	62,775
QUALCOMM, Inc.	13,315	713,285
Rohm Co., Ltd.	1,000	39,210
Skyworks Solutions, Inc.	1,691	107,006
STMicroelectronics N.V. (x)	7,193	42,388
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (x)*	74,105	1,943,774
Texas Instruments, Inc.	9,103	570,303
Tokyo Electron Ltd.	2,000	168,148
Xilinx, Inc.	2,300	106,099

		11,369,161

Software (3.2%)
Activision Blizzard, Inc.	4,617	182,972
Adobe Systems, Inc.*	4,534	434,312
Autodesk, Inc.*	2,032	110,012
CA, Inc.	2,651	87,032
Check Point Software Technologies Ltd. (x)*	1,539	122,628
Citrix Systems, Inc.*	1,381	110,604
Dassault Systemes S.A.	1,565	119,503
Electronic Arts, Inc.*	2,708	205,158
Gemalto N.V.	927	56,776
GungHo Online Entertainment, Inc. (x)	6,400	17,236
Intuit, Inc.	2,320	258,935
Konami Corp.	1,200	45,438
Microsoft Corp.	242,287	12,397,826
Mobileye N.V. (x)*	2,072	95,602
Nexon Co., Ltd.	2,400	35,257
Nice Ltd.	797	50,046
Nintendo Co., Ltd.	1,400	199,759
Oracle Corp.	120,368	4,926,662
Oracle Corp. Japan	500	26,612
Red Hat, Inc.*	1,645	119,427
Sage Group plc	12,972	112,808
salesforce.com, Inc.*	5,773	458,434
SAP SE	44,633	3,336,211
Symantec Corp.	5,550	113,997
Trend Micro, Inc.	1,500	53,424

		23,676,671

Technology Hardware, Storage & Peripherals (3.1%)
Apple, Inc.	77,448	7,404,029
Brother Industries Ltd.	3,100	33,077
Canon, Inc.	13,000	370,950
Catcher Technology Co., Ltd.	236,000	1,761,750
EMC Corp.	17,704	481,018
Fujifilm Holdings Corp.	5,400	208,675
Hewlett Packard Enterprise Co.	78,442	1,433,135
HP, Inc.	15,505	194,588
Konica Minolta, Inc.	290,300	2,105,229
NEC Corp.	30,000	69,600
NetApp, Inc.	2,680	65,901
Ricoh Co., Ltd. (x)	8,000	69,131

Samsung Electronics Co., Ltd. (Korea Stock Exchange)	496	$617,450
Samsung Electronics Co., Ltd. (London Stock Exchange) (GDR) (m)	12,420	7,751,739
Seagate Technology plc (x)	2,685	65,407
Seiko Epson Corp.	3,800	60,725
Western Digital Corp.	2,567	121,316

		22,813,720

Total Information Technology		89,031,724

Materials (4.4%)
Chemicals (1.9%)
Air Liquide S.A.	4,297	450,331
Air Products and Chemicals, Inc.	1,758	249,706
Air Water, Inc.	2,000	29,282
Akzo Nobel N.V.	60,141	3,783,658
Albemarle Corp.	1,018	80,738
Arkema S.A. (x)	898	69,298
Asahi Kasei Corp.	16,000	110,873
BASF SE	11,316	863,265
CF Industries Holdings, Inc.	2,182	52,586
Chr Hansen Holding A/S	1,312	86,152
Covestro AG (b)§	790	35,202
Croda International plc	1,760	73,769
Daicel Corp.	4,000	41,371
Dow Chemical Co.	10,178	505,948
E.I. du Pont de Nemours & Co.	7,918	513,086
Eastman Chemical Co.	1,323	89,832
Ecolab, Inc.	2,393	283,810
EMS-Chemie Holding AG (Registered)	109	56,367
Evonik Industries AG	1,893	56,345
FMC Corp.	1,173	54,322
Fuchs Petrolub SE (Preference) (q)	921	36,172
Givaudan S.A. (Registered)	116	233,095
Hitachi Chemical Co., Ltd.	1,400	25,952
Incitec Pivot Ltd.	23,083	51,759
International Flavors & Fragrances, Inc.	715	90,140
Israel Chemicals Ltd.	6,622	25,864
Johnson Matthey plc	2,226	84,264
JSR Corp.	2,500	32,896
K+S AG (Registered) (x)	2,252	46,205
Kaneka Corp.	3,000	19,872
Kansai Paint Co., Ltd.	3,000	60,432
Koninklijke DSM N.V.	2,272	131,644
Kuraray Co., Ltd. (x)	4,600	54,707
Lanxess AG	1,182	51,652
Linde AG	2,289	318,591
LyondellBasell Industries N.V., Class A	23,455	1,745,521
Mitsubishi Chemical Holdings Corp.	15,700	71,606
Mitsubishi Gas Chemical Co., Inc.	5,000	25,935
Mitsui Chemicals, Inc.	12,000	43,765
Monsanto Co.	3,960	409,504
Mosaic Co.	3,149	82,441
Nippon Paint Holdings Co., Ltd.	2,000	49,124
Nitto Denko Corp.	2,100	132,424

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Novozymes A/S, Class B	2,901	$139,801
Orica Ltd.	5,042	46,712
PPG Industries, Inc.	2,412	251,210
Praxair, Inc.	2,586	290,640
Sherwin-Williams Co.	707	207,625
Shin-Etsu Chemical Co., Ltd.	4,700	274,159
Sika AG	27	112,945
Solvay S.A.	946	87,938
Sumitomo Chemical Co., Ltd.	18,000	73,816
Symrise AG	1,458	99,349
Syngenta AG (Registered)	1,161	446,261
Taiyo Nippon Sanso Corp.	2,000	18,282
Teijin Ltd.	13,000	42,818
Toray Industries, Inc.	18,000	152,979
Umicore S.A.	1,235	63,637
Yara International ASA	2,138	67,876

		13,685,554

Construction Materials (1.1%)
Boral Ltd.	10,355	48,524
CRH plc	201,775	5,818,532
Fletcher Building Ltd.	8,834	54,313
HeidelbergCement AG	24,377	1,827,796
Holcim Ltd. (Registered)*	5,590	233,503
Imerys S.A.	480	30,668
James Hardie Industries plc (CDI)	5,735	87,846
Martin Marietta Materials, Inc.	578	110,976
Taiheiyo Cement Corp.	16,000	37,709
Vulcan Materials Co.	1,201	144,552

		8,394,419

Containers & Packaging (0.1%)
Amcor Ltd.	14,667	164,031
Avery Dennison Corp.	796	59,501
Ball Corp. (Berlin Stock Exchange) (x)	1,577	114,001
Ball Corp. (New York Stock Exchange)	423	30,565
International Paper Co.	3,789	160,578
Owens-Illinois, Inc.*	1,479	26,637
Sealed Air Corp.	1,779	81,781
Toyo Seikan Group Holdings Ltd.	2,100	39,925
WestRock Co.	2,240	87,069

		764,088

Metals & Mining (1.3%)
Alcoa, Inc.	11,757	108,987
Alumina Ltd.	33,989	33,235
Anglo American plc	17,475	169,699
Antofagasta plc	5,347	33,217
ArcelorMittal S.A.*	23,360	107,552
BHP Billiton Ltd.	40,105	571,211
BHP Billiton plc	26,822	337,383
Boliden AB	3,528	68,537
Fortescue Metals Group Ltd. (x)	21,391	57,574
Freeport-McMoRan, Inc.	11,392	126,907
Fresnillo plc	2,927	64,684
Glencore plc*	1,832,014	3,743,058
Hitachi Metals Ltd.	3,000	30,353
Industrias Penoles S.A.B. de C.V.	75,277	1,793,220
JFE Holdings, Inc.	6,400	82,818

Kobe Steel Ltd.	39,000	$31,753
Maruichi Steel Tube Ltd.	600	20,925
Mitsubishi Materials Corp.	15,000	35,729
Newcrest Mining Ltd.*	9,616	165,354
Newmont Mining Corp.	4,809	188,128
Nippon Steel & Sumitomo Metal Corp.	9,405	179,719
Norsk Hydro ASA	17,378	63,513
Nucor Corp.	2,885	142,548
Randgold Resources Ltd.	1,105	124,070
Rio Tinto Ltd.	5,236	180,312
Rio Tinto plc	15,495	478,953
South32 Ltd.*	61,878	72,312
Sumitomo Metal Mining Co., Ltd.	6,000	60,561
thyssenkrupp AG	4,420	88,225
voestalpine AG (x)	1,471	49,223

		9,209,760

Paper & Forest Products (0.0%)
Mondi plc	4,224	78,721
Oji Holdings Corp.	11,000	42,186
Stora Enso Oyj, Class R	7,051	56,814
UPM-Kymmene Oyj	6,585	120,716

		298,437

Total Materials		32,352,258

Telecommunication Services (4.2%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	55,798	2,411,032
Bezeq Israeli Telecommunication Corp., Ltd.	26,067	51,778
BT Group plc	105,737	583,864
CenturyLink, Inc.	5,017	145,543
Deutsche Telekom AG (Registered)	40,267	685,124
Elisa Oyj	1,831	70,347
Frontier Communications Corp. (x)	11,008	54,380
HKT Trust & HKT Ltd.	26,414	38,112
Iliad S.A.	340	69,114
Inmarsat plc	6,041	64,841
Koninklijke KPN N.V.	42,768	155,126
Level 3 Communications, Inc.*	2,667	137,324
Nippon Telegraph & Telephone Corp.	8,556	401,649
Numericable-SFR S.A.	1,353	34,247
Orange S.A.	24,808	405,214
PCCW Ltd.	61,000	40,935
Proximus SADP	1,648	52,187
Singapore Telecommunications Ltd.	1,243,450	3,845,284
Spark New Zealand Ltd.	23,871	60,499
Swisscom AG (Registered)	321	159,458
TDC A/S	10,686	52,305
Telecom Italia S.p.A.*	119,364	97,926
Telecom Italia S.p.A. (RNC)	82,364	52,992
Telefonica Deutschland Holding AG	9,992	41,150
Telefonica S.A.	389,259	3,720,755
Telenor ASA	112,429	1,857,021
Telia Co. AB	31,569	148,927

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Telstra Corp., Ltd.	54,576	$227,126
TPG Telecom Ltd.	3,744	33,310
Verizon Communications, Inc.	36,948	2,063,176
Vivendi S.A.	14,271	270,395
Vocus Communications Ltd.†	4,724	29,856

		18,060,997

Wireless Telecommunication Services (1.7%)
China Mobile Ltd.	201,500	2,327,342
KDDI Corp.	23,200	706,239
Millicom International Cellular S.A. (SDR)	740	45,257
NTT DoCoMo, Inc.	17,900	481,651
SoftBank Group Corp.	72,400	4,096,027
StarHub Ltd.	8,019	22,587
Tele2 AB, Class B	4,200	36,740
Vodafone Group plc	1,690,112	5,145,025

		12,860,868

Total Telecommunication Services		30,921,865

Utilities (1.6%)
Electric Utilities (0.9%)
Alliant Energy Corp.	2,059	81,742
American Electric Power Co., Inc.	4,454	312,181
AusNet Services	19,264	23,638
Cheung Kong Infrastructure Holdings Ltd. (x)	8,000	68,882
Chubu Electric Power Co., Inc.	7,900	112,487
Chugoku Electric Power Co., Inc.	3,000	37,975
CLP Holdings Ltd.	20,500	209,585
Contact Energy Ltd.	8,954	33,182
Duke Energy Corp.	6,245	535,759
Edison International	2,942	228,505
EDP – Energias de Portugal S.A.	30,107	92,463
Electricite de France S.A. (x)	3,485	42,838
Endesa S.A.	4,346	87,409
Enel S.p.A.	95,215	423,469
Entergy Corp.	1,619	131,706
Eversource Energy	2,842	170,236
Exelon Corp.	8,352	303,679
FirstEnergy Corp.	3,912	136,568
Fortum Oyj	5,790	92,765
HK Electric Investments & HK Electric Investments Ltd.§	34,000	31,769
Hokuriku Electric Power Co.	2,300	28,400
Iberdrola S.A.	68,605	463,398
Kansai Electric Power Co., Inc.*	9,100	88,235
Kyushu Electric Power Co., Inc.*	5,900	58,799
Mighty River Power Ltd.	11,822	25,472
NextEra Energy, Inc.	4,183	545,463
PG&E Corp.	4,497	287,448
Pinnacle West Capital Corp.	1,029	83,411
Power Assets Holdings Ltd.	17,500	160,664
PPL Corp.	6,136	231,634
Red Electrica Corporacion S.A.	1,051	93,701
Shikoku Electric Power Co., Inc.	2,500	29,438
Southern Co.	8,507	456,230
SSE plc	12,825	268,170
Terna Rete Elettrica Nazionale S.p.A.	20,620	114,895

Tohoku Electric Power Co., Inc.	5,900	$73,989
Tokyo Electric Power Co., Inc.*	17,700	74,639
Xcel Energy, Inc.	4,572	204,734

		6,445,558

Gas Utilities (0.1%)
AGL Resources, Inc.	1,115	73,556
APA Group	13,380	92,680
Enagas S.A.	1,666	50,685
Gas Natural SDG S.A.	4,477	88,784
Hong Kong & China Gas Co., Ltd.	91,872	167,811
Osaka Gas Co., Ltd.	24,000	91,902
Snam S.p.A.	29,854	178,606
Toho Gas Co., Ltd.	4,000	32,544
Tokyo Gas Co., Ltd.	25,000	102,630

		879,198

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	5,898	73,607
Electric Power Development Co., Ltd.	2,000	46,486
Meridian Energy Ltd.	18,290	34,533
NRG Energy, Inc.	3,034	45,480

		200,106

Multi-Utilities (0.5%)
AGL Energy Ltd.	8,146	117,555
Ameren Corp.	2,175	116,536
CenterPoint Energy, Inc.	4,000	96,000
Centrica plc	63,305	191,124
CMS Energy Corp.	2,581	118,365
Consolidated Edison, Inc.	2,757	221,773
Dominion Resources, Inc.	5,586	435,317
DTE Energy Co.	1,627	161,268
DUET Group	30,152	56,432
E.ON SE	24,576	245,874
Engie S.A.	18,127	292,542
National Grid plc	46,749	687,468
NiSource, Inc.	2,967	78,685
Public Service Enterprise Group, Inc.	4,566	212,821
RWE AG*	5,704	90,137
SCANA Corp.	1,266	95,786
Sempra Energy	2,149	245,029
Suez	3,905	61,504
TECO Energy, Inc.	2,185	60,393
Veolia Environnement S.A.	5,449	118,377
WEC Energy Group, Inc.	2,837	185,256

		3,888,242

Water Utilities (0.1%)
American Water Works Co., Inc.	1,611	136,145
Severn Trent plc	2,906	94,930
United Utilities Group plc	8,515	118,569

		349,644

Total Utilities		11,762,748

Total Common Stocks (89.7%) (Cost $565,996,611)		664,173,453

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Rights	Value (Note 1)

RIGHTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Repsol S.A., expiring 7/1/16*	13,102	$4,260

Total Energy		4,260

Industrials (0.0%)
Construction & Engineering (0.0%)
ACS Actividades de Construccion y Servicios S.A., expiring 7/11/16*	2,332	1,638

Trading Companies & Distributors (0.0%)
Noble Group Ltd., expiring 7/20/16*	66,218	4,552

Total Industrials		6,190

Total Rights (0.0%) (Cost $20,320)		10,450

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (6.4%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	47,444,778	47,444,778

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.5%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $2,000,025, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $2,040,000. (xx)	$2,000,000	2,000,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $1,300,015, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $1,326,002. (xx)	1,300,000	1,300,000
HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $2,000,021, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $2,040,041. (xx)	2,000,000	2,000,000

HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $2,000,020, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $2,040,009. (xx)	$2,000,000	$2,000,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $5,252,590, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $5,357,580. (xx)	5,252,529	5,252,529
Natixis, 0.600%, dated 6/30/16, due 7/1/16, repurchase price $1,000,017, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50; total market value $1,020,017. (xx)	1,000,000	1,000,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $1,000,013, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $1,020,014. (xx)	1,000,000	1,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $2,000,022, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $2,040,000. (xx)	2,000,000	2,000,000
RBC Capital Markets, 0.420%, dated 6/30/16, due 7/1/16, repurchase price $1,000,012, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-4.500%, maturing 8/1/26-3/1/46; total market value $1,020,000. (xx)	1,000,000	1,000,000
RBS Securities, Inc., 0.400%, dated 6/30/16, due 7/5/16, repurchase price $1,000,056, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-6.125%, maturing 2/28/17-5/15/44; total market value $1,020,019. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		18,552,529

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Value (Note 1)

Total Short-Term Investments (8.9%) (Cost $65,997,307)	$65,997,307

Total Investments (98.6%) (Cost $632,014,238)	730,181,210
Other Assets Less Liabilities (1.4%)	10,109,873

Net Assets (100%)	$740,291,083

*	Non-income producing.
†	Securities (totaling $32,060 or 0.0% of net assets) held at fair value by management.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2016, the market value of these securities amounted to $492,562 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
@	Shares are less than 0.5.
(b)	Illiquid Security.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2016, the market value of these securities amounted to $7,751,739 or 1.0% of net assets.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $18,017,414. This was secured by collateral of $18,552,529 which was received as cash and subsequently invested in short-term investments currently valued at $18,552,529, as reported in the Portfolio of Investments, and $252,005 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 7/28/16-2/15/46.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depositary Receipt
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Depositary Receipt

Country Diversification As a Percentage of Total Net Assets
Australia	1.5%
Austria	0.0	#
Belgium	0.3
Canada	0.4
Chile	0.0	#
China	0.7
Denmark	0.4
Finland	0.2
France	5.2
Germany	4.2
Hong Kong	1.9
Ireland	1.2
Israel	0.9
Italy	1.1
Japan	7.7
Jordan	0.0	#
Luxembourg	0.3
Macau	0.0	#
Mexico	0.3
Netherlands	3.5
New Zealand	0.0	#
Norway	0.6
Portugal	0.4
Singapore	1.1
South Africa	0.0	#
South Korea	1.9
Spain	1.0
Sweden	0.8
Switzerland	4.8
Taiwan	0.5
Thailand	0.3
United Kingdom	9.7
United States	47.7
Cash and Other	1.4

	100.0%

#	Percent shown is less than 0.05%.

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)
AXA S.A.	$701,263	$—	$38,166	$484,923	$26,249	$(492)
BlackRock, Inc.	403,176	3,426	18,901	390,827	5,381	(841)
PNC Financial Services Group, Inc.	453,104	—	21,277	368,371	4,785	(1,972)

	$1,557,543	$3,426	$78,344	$1,244,121	$36,415	$(3,305)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	366	September-16	$38,452,219	$38,250,660	$(201,559)

Sales
EURO Stoxx 50 Index	301	September-16	$9,204,222	$9,536,692	$(332,470)
FTSE 100 Index	69	September-16	5,563,252	5,899,468	(336,216)
SPI 200 Index	24	September-16	2,245,543	2,316,156	(70,613)
TOPIX Index	48	September-16	5,639,049	5,789,377	(150,328)

					$(889,627)

					$(1,091,186)

At June 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/16/16	Barclays Bank plc	460	$342,161	$342,323	$(162)
Australian Dollar vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	1,077	801,326	800,135	1,191
British Pound vs. U.S. Dollar, expiring 9/16/16	Barclays Bank plc	628	836,812	914,895	(78,083)
British Pound vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	1,783	2,375,166	2,385,189	(10,023)
British Pound vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	77	102,257	112,576	(10,319)
European Union Euro vs. U.S. Dollar, expiring 9/16/16	Barclays Bank plc	1,242	1,381,848	1,419,567	(37,719)
European Union Euro vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	119	132,877	135,521	(2,644)
European Union Euro vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	99	110,645	110,871	(226)
European Union Euro vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	3,072	3,418,837	3,422,197	(3,360)
Japanese Yen vs. U.S. Dollar, expiring 9/16/16	Barclays Bank plc	89,387	867,780	840,746	27,034
Japanese Yen vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	206,648	2,006,172	2,018,916	(12,744)
Japanese Yen vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	12,441	120,779	117,979	2,800

					$(124,255)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	5,084	$3,730,141	$3,781,241	$(51,100)
British Pound vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	89	125,992	117,960	8,032
British Pound vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	73	104,718	97,360	7,358
British Pound vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	7,299	9,726,715	9,723,612	3,103
European Union Euro vs. U.S. Dollar, expiring 9/16/16	HSBC Bank plc	109	123,183	121,261	1,922
European Union Euro vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	82	92,507	91,493	1,014
European Union Euro vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	102	115,885	114,043	1,842
European Union Euro vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	14,073	15,594,660	15,660,418	(65,758)
Japanese Yen vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	13,237	125,270	128,511	(3,241)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	11,255	$110,920	$109,262	$1,658
Japanese Yen vs. U.S. Dollar, expiring 9/16/16	Morgan Stanley	986,817	9,626,519	9,580,191	46,328

					$(48,842)

					$(173,097)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 387,851, CHF 10,085, DKK 9,822, EUR 1,419,357, GBP 829,458, HKD 3,148, ILS 182, JPY 1,238,697, NOK 10,761, NZD 2,194 SEK 1,773, SGD 12,211 and TWD 1.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$36,666,073	$39,957,098	$—	$76,623,171
Consumer Staples	25,700,774	28,180,882	—	53,881,656
Energy	28,430,331	42,229,137	—	70,659,468
Financials	54,932,572	78,202,305	—	133,134,877
Health Care	56,284,088	46,211,610	—	102,495,698
Industrials	26,187,120	37,120,664	2,204	63,309,988
Information Technology	65,388,288	23,643,436	—	89,031,724
Materials	8,082,559	24,269,699	—	32,352,258
Telecommunication Services	4,811,455	26,080,554	29,856	30,921,865
Utilities	6,065,313	5,697,435	—	11,762,748
Forward Currency Contracts	—	102,282	—	102,282
Rights
Energy	—	4,260	—	4,260
Industrials	—	6,190	—	6,190
Short-Term Investments
Investment Companies	47,444,778	—	—	47,444,778
Repurchase Agreements	—	18,552,529	—	18,552,529

Total Assets	$359,993,351	$370,258,081	$32,060	$730,283,492

Liabilities:
Forward Currency Contracts	$—	$(275,379)	$—	$(275,379)
Futures	(1,091,186)	—	—	(1,091,186)

Total Liabilities	$(1,091,186)	$(275,379)	$—	$(1,366,565)

Total	$358,902,165	$369,982,702	$32,060	$728,916,927

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$102,282

	Liability Derivatives
Foreign exchange contracts	Payables	$(275,379)
Equity contracts	Payables, Net assets – Unrealized depreciation	(1,091,186)*

Total		$(1,366,565)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$135,700	$135,700
Equity contracts	(2,682,775)	—	(2,682,775)

Total	$(2,682,775)	$135,700	$(2,547,075)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(164,753)	$(164,753)
Equity contracts	(1,779,964)	—	(1,779,964)

Total	$(1,779,964)	$(164,753)	$(1,944,717)

^ The Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $11,255,000 and futures contracts with an average notional balance of approximately $70,260,000 during the six months ended June 30, 2016.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2016:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$27,034	$(27,034)	$—	$—
HSBC Bank plc	1,922	—	—	1,922
Morgan Stanley	73,326	(73,326)	—	—

Total	$102,282	$(100,360)	$—	$1,922

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Bank plc	$115,964	$(27,034)	$—	$88,930
Morgan Stanley	159,415	(73,326)	—	86,089

Total	$275,379	$(100,360)	$—	$175,019

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$2,000,000	$—	$2,000,000	$(2,000,000)	$—
Deutsche Bank AG	1,300,000	—	1,300,000	(1,300,000)	—
HSBC Securities, Inc.	4,000,000	—	4,000,000	(4,000,000)	—
Merrill Lynch PFS, Inc.	5,252,529	—	5,252,529	(5,252,529)	—
Natixis	2,000,000	—	2,000,000	(2,000,000)	—
Nomura Securities Co., Ltd.	2,000,000	—	2,000,000	(2,000,000)	—
RBC Capital Markets	1,000,000	—	1,000,000	(1,000,000)	—
RBS Securities, Inc.	1,000,000	—	1,000,000	(1,000,000)	—

Total	$18,552,529	$—	$18,552,529	$(18,552,529)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$32,996,620
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$66,579,153

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$190,937,239
Aggregate gross unrealized depreciation	(95,199,758)

Net unrealized appreciation	$95,737,481

Federal income tax cost of investments	$634,443,729

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $1,030,422)	$1,244,121
Unaffiliated Issuers (Cost $612,431,287)	710,384,560
Repurchase Agreements (Cost $18,552,529)	18,552,529
Cash	20,421,113
Foreign cash (Cost $5,085,116)	3,925,540
Cash held as collateral at broker	4,151,360
Dividends, interest and other receivables	1,800,311
Receivable for securities sold	193,931
Unrealized appreciation on forward foreign currency contracts	102,282
Security lending income receivable	21,309
Receivable from Separate Accounts for Trust shares sold	17,160
Other assets	19,777

Total assets	760,833,993

LIABILITIES
Payable on return of securities loaned	18,552,529
Payable to Separate Accounts for Trust shares redeemed	595,973
Investment management fees payable	424,397
Payable for securities purchased	366,788
Unrealized depreciation on forward foreign currency contracts	275,379
Due to broker for futures variation margin	112,528
Administrative fees payable	77,187
Distribution fees payable – Class IB	66,882
Trustees’ fees payable	1,802
Distribution fees payable – Class IA	611
Accrued expenses	68,834

Total liabilities	20,542,910

NET ASSETS	$740,291,083

Net assets were comprised of:
Paid in capital	$693,313,905
Accumulated undistributed net investment income (loss)	7,959,346
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(56,676,231)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	95,694,063

Net assets	$740,291,083

Class IA
Net asset value, offering and redemption price per share, $2,935,920 / 269,513 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.89

Class IB
Net asset value, offering and redemption price per share, $322,602,791 / 29,610,172 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.89

Class K
Net asset value, offering and redemption price per share, $414,752,372 / 38,035,538 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.90

(x)	Includes value of securities on loan of $18,017,414.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends ($36,415 of dividend income received from affiliates) (net of $845,603 foreign withholding tax)	$12,153,249
Interest	40,900
Securities lending (net)	49,797

Total income	12,243,946

EXPENSES
Investment management fees	2,619,070
Administrative fees	470,226
Distribution fees – Class IB	404,728
Custodian fees	75,912
Professional fees	41,594
Printing and mailing expenses	25,845
Trustees’ fees	9,341
Distribution fees – Class IA	3,743
Miscellaneous	38,851

Gross expenses	3,689,310
Less: Waiver from investment manager	(37,412)

Net expenses	3,651,898

NET INVESTMENT INCOME (LOSS)	8,592,048

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($(3,305) of realized gain (loss) from affiliates)	(750,700)
Futures	(2,682,775)
Foreign currency transactions	(6,160,284)

Net realized gain (loss)	(9,593,759)

Change in unrealized appreciation (depreciation) on:
Investments ($(238,504) of change in unrealized appreciation (depreciation) from affiliates)	(24,957,506)
Futures	(1,779,964)
Foreign currency translations	6,872,260

Net change in unrealized appreciation (depreciation)	(19,865,210)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(29,458,969)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(20,866,921)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,592,048	$10,386,380
Net realized gain (loss) on investments, futures and foreign currency transactions	(9,593,759)	15,913,006
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(19,865,210)	(46,133,634)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(20,866,921)	(19,834,248)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(644)
Class IB	—	(68,697)
Class K	—	(1,212,846)

TOTAL DIVIDENDS:	—	(1,282,187)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 11,101 and 10,851 shares, respectively ]	114,485	127,483
Capital shares issued in reinvestment of dividends [ 0 and 59 shares, respectively ]	—	644
Capital shares repurchased [ (34,875) and (49,646) shares, respectively ]	(370,108)	(582,744)

Total Class IA transactions	(255,623)	(454,617)

Class IB
Capital shares sold [ 1,294,974 and 3,735,200 shares, respectively ]	13,965,981	43,895,468
Capital shares issued in reinvestment of dividends [ 0 and 6,233 shares, respectively ]	—	68,697
Capital shares repurchased [ (2,833,368) and (4,772,121) shares, respectively ]	(30,285,299)	(55,444,336)

Total Class IB transactions	(16,319,318)	(11,480,171)

Class K
Capital shares sold [ 1,351,121 and 753,975 shares, respectively ]	14,150,854	8,895,855
Capital shares issued in reinvestment of dividends [ 0 and 110,096 shares, respectively ]	—	1,212,846
Capital shares repurchased [ (3,530,320) and (5,461,053) shares, respectively ]	(37,610,091)	(64,009,979)

Total Class K transactions	(23,459,237)	(53,901,278)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(40,034,178)	(65,836,066)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(60,901,099)	(86,952,501)
NET ASSETS:
Beginning of period	801,192,182	888,144,683

End of period (a)	$740,291,083	$801,192,182

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$7,959,346	$(632,702)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IA		2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.18	$11.49	$11.52	$9.15	$7.76	$8.64

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.12	0.17	0.08	0.10	0.12
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.40)	(0.43)	(0.04)	2.37	1.41	(0.83)

Total from investment operations	(0.29)	(0.31)	0.13	2.45	1.51	(0.71)

Less distributions:
Dividends from net investment income	—	— #	(0.16)	(0.08)	(0.12)	(0.17)

Net asset value, end of period	$10.89	$11.18	$11.49	$11.52	$9.15	$7.76

Total return (b)	(2.59)%	(2.68)%	1.16%	26.84%	19.40%	(8.11)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,936	$3,279	$3,814	$3,628	$2,374	$1,418
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.12%	1.12%	1.13%	1.16%	1.17%	0.90	%(c)
After waivers, reimbursements and fees paid indirectly (a)(f)	1.12%	1.12%	1.13%	1.16%	1.17%	0.90	%(c)
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.13%	1.12%	1.13%	1.16%	1.17%	0.91%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.15%	1.04%	1.44%	0.77%	1.16%	1.39%
After waivers, reimbursements and fees paid indirectly (a)(f)	2.15%	1.04%	1.44%	0.77%	1.16%	1.39%
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.14%	1.04%	1.44%	0.77%	1.16%	1.38%
Portfolio turnover rate (z)^	5%	13%	15%	13%	12%	8%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IB		2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.18	$11.49	$11.53	$9.15	$7.76	$8.64

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.12	0.17	0.08	0.10	0.10
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.41)	(0.43)	(0.05)	2.38	1.41	(0.83)

Total from investment operations	(0.29)	(0.31)	0.12	2.46	1.51	(0.73)

Less distributions:
Dividends from net investment income	—	— #	(0.16)	(0.08)	(0.12)	(0.15)

Net asset value, end of period	$10.89	$11.18	$11.49	$11.53	$9.15	$7.76

Total return (b)	(2.59)%	(2.68)%	1.07%	26.95%	19.40%	(8.35)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$322,603	$348,348	$369,694	$355,915	$233,645	$201,451
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.12%	1.12%	1.13%	1.16%	1.17%	1.15%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.12%	1.12%	1.13%	1.16%	1.17%	1.15%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.13%	1.12%	1.13%	1.16%	1.17%	1.16%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.16%	1.04%	1.44%	0.74%	1.20%	1.18%
After waivers, reimbursements and fees paid indirectly (a)(f)	2.16%	1.04%	1.44%	0.74%	1.20%	1.18%
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.15%	1.04%	1.44%	0.74%	1.20%	1.17%
Portfolio turnover rate (z)^	5%	13%	15%	13%	12%	8%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				August 26, 2011* to December 31, 2011
Class K		2015	2014	2013	2012
Net asset value, beginning of period	$11.18	$11.48	$11.52	$9.14	$7.76	$7.86

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13	0.15	0.20	0.11	0.12	0.04
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.41)	(0.42)	(0.05)	2.38	1.40	0.02

Total from investment operations	(0.28)	(0.27)	0.15	2.49	1.52	0.06

Less distributions:
Dividends from net investment income	—	(0.03)	(0.19)	(0.11)	(0.14)	(0.16)

Net asset value, end of period	$10.90	$11.18	$11.48	$11.52	$9.14	$7.76

Total return (b)	(2.50)%	(2.35)%	1.34%	27.30%	19.58%	0.85%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$414,752	$449,565	$514,637	$537,011	$482,429	$443,098
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.87%	0.87%	0.88%	0.91%	0.92%	0.90%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.87%	0.87%	0.88%	0.91%	0.92%	0.90%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.88%	0.87%	0.88%	0.91%	0.92%	0.91	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.40%	1.29%	1.69%	1.03%	1.45%	1.54%
After waivers, reimbursements and fees paid indirectly (a)(f)	2.40%	1.29%	1.69%	1.03%	1.46%	1.54%
Before waivers, reimbursements and fees paid indirectly (a)(f)	2.39%	1.29%	1.69%	1.03%	1.45%	1.54%
Portfolio turnover rate (z)^	5%	13%	15%	13%	12%	8%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA 500 MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Information Technology	17.6%
Financials	14.0
Health Care	13.0
Consumer Discretionary	10.9
Consumer Staples	9.4
Industrials	9.0
Energy	6.5
Utilities	3.3
Telecommunication Services	2.6
Materials	2.5
Repurchase Agreements	0.9
Cash and Other	10.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IB
Actual	$1,000.00	$1,034.19	$4.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.76	4.14
Class K
Actual	1,000.00	1,035.54	2.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.01	2.89

*   Expenses are equal to the Portfolio’s, Class IB and Class K shares annualized expense ratios of 0.82% and 0.57%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (10.9%)
Auto Components (0.3%)
BorgWarner, Inc.	79,515	$2,347,283
Delphi Automotive plc	100,556	6,294,806
Goodyear Tire & Rubber Co.	94,688	2,429,694
Johnson Controls, Inc.	234,867	10,395,213

		21,466,996

Automobiles (0.5%)
Ford Motor Co.	1,412,552	17,755,778
General Motors Co.	509,233	14,411,294
Harley-Davidson, Inc. (x)	68,210	3,089,913

		35,256,985

Distributors (0.1%)
Genuine Parts Co. (x)	55,112	5,580,090
LKQ Corp.*	110,886	3,515,086

		9,095,176

Diversified Consumer Services (0.0%)
H&R Block, Inc.	82,642	1,900,766

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp.	163,640	7,232,888
Chipotle Mexican Grill, Inc. (x)*	11,074	4,460,164
Darden Restaurants, Inc.	40,629	2,573,441
Marriott International, Inc., Class A (x)	69,824	4,640,503
McDonald’s Corp.	319,832	38,488,583
Royal Caribbean Cruises Ltd.	60,130	4,037,730
Starbucks Corp.	535,541	30,590,102
Starwood Hotels & Resorts Worldwide, Inc.	62,052	4,588,745
Wyndham Worldwide Corp.	39,894	2,841,650
Wynn Resorts Ltd. (x)	28,717	2,602,909
Yum! Brands, Inc.	148,084	12,279,125

		114,335,840

Household Durables (0.4%)
D.R. Horton, Inc.	121,024	3,809,835
Garmin Ltd.	40,871	1,733,748
Harman International Industries, Inc.	25,152	1,806,417
Leggett & Platt, Inc.	47,672	2,436,516
Lennar Corp., Class A	65,026	2,997,698
Mohawk Industries, Inc.*	23,316	4,424,444
Newell Brands, Inc.	165,317	8,029,447
PulteGroup, Inc.	110,698	2,157,504
Whirlpool Corp.	27,486	4,580,267

		31,975,876

Internet & Catalog Retail (2.0%)
Amazon.com, Inc.*	140,908	100,836,583
Expedia, Inc.	42,119	4,477,250
Netflix, Inc.*	155,101	14,188,639
Priceline Group, Inc.*	17,978	22,443,915
TripAdvisor, Inc.*	39,692	2,552,196

		144,498,583

Leisure Products (0.1%)
Hasbro, Inc.	40,424	3,395,212
Mattel, Inc.	125,239	3,918,728

		7,313,940

Media (2.4%)
CBS Corp. (Non-Voting), Class B	152,920	$8,324,965
Comcast Corp., Class A	881,501	57,465,050
Discovery Communications, Inc., Class A (x)*	52,419	1,322,531
Discovery Communications, Inc., Class C*	84,894	2,024,722
Interpublic Group of Cos., Inc.	144,202	3,331,066
News Corp., Class A	133,020	1,509,777
News Corp., Class B	36,313	423,773
Omnicom Group, Inc.	87,527	7,132,575
Scripps Networks Interactive, Inc., Class A	32,896	2,048,434
TEGNA, Inc.	78,562	1,820,282
Time Warner, Inc.	286,287	21,053,546
Twenty-First Century Fox, Inc., Class A	398,805	10,787,675
Twenty-First Century Fox, Inc., Class B	156,232	4,257,322
Viacom, Inc., Class B	126,644	5,251,927
Walt Disney Co.	543,855	53,199,896

		179,953,541

Multiline Retail (0.6%)
Dollar General Corp.	105,567	9,923,298
Dollar Tree, Inc.*	86,246	8,127,823
Kohl’s Corp. (x)	68,075	2,581,404
Macy’s, Inc.	113,227	3,805,560
Nordstrom, Inc. (x)	45,925	1,747,446
Target Corp.	214,466	14,974,016

		41,159,547

Specialty Retail (2.3%)
Advance Auto Parts, Inc.	26,861	4,341,543
AutoNation, Inc.*	26,973	1,267,192
AutoZone, Inc.*	10,945	8,688,579
Bed Bath & Beyond, Inc.	61,016	2,637,112
Best Buy Co., Inc.	101,524	3,106,634
CarMax, Inc. (x)*	69,690	3,416,901
Foot Locker, Inc.	49,715	2,727,365
Gap, Inc. (x)	82,001	1,740,061
Home Depot, Inc.	452,791	57,816,883
L Brands, Inc.	92,315	6,197,106
Lowe’s Cos., Inc.	322,760	25,552,909
O’Reilly Automotive, Inc.*	35,214	9,546,515
Ross Stores, Inc.	146,999	8,333,373
Signet Jewelers Ltd.	28,002	2,307,645
Staples, Inc.	227,422	1,960,378
Tiffany & Co.	41,531	2,518,440
TJX Cos., Inc.	242,582	18,734,608
Tractor Supply Co.	47,604	4,340,533
Ulta Salon Cosmetics & Fragrance, Inc.*	23,061	5,618,582
Urban Outfitters, Inc.*	32,559	895,372

		171,747,731

Textiles, Apparel & Luxury Goods (0.7%)
Coach, Inc.	99,097	4,037,212
Hanesbrands, Inc.	139,110	3,495,834
Michael Kors Holdings Ltd.*	63,505	3,142,227
NIKE, Inc., Class B	484,632	26,751,686

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

PVH Corp.	28,585	$2,693,565
Ralph Lauren Corp.	20,652	1,850,832
Under Armour, Inc., Class A (x)*	64,631	2,593,642
Under Armour, Inc., Class C*	65,090	2,369,267
VF Corp.	123,036	7,565,484

		54,499,749

Total Consumer Discretionary		813,204,730

Consumer Staples (9.4%)
Beverages (2.1%)
Brown-Forman Corp., Class B	37,320	3,723,043
Coca-Cola Co.	1,417,010	64,233,063
Constellation Brands, Inc., Class A	63,793	10,551,362
Dr. Pepper Snapple Group, Inc.	66,905	6,465,030
Molson Coors Brewing Co., Class B	67,504	6,826,680
Monster Beverage Corp.*	51,232	8,233,495
PepsiCo, Inc.	523,698	55,480,566

		155,513,239

Food & Staples Retailing (2.1%)
Costco Wholesale Corp.	159,339	25,022,596
CVS Health Corp.	391,135	37,447,265
Kroger Co.	353,159	12,992,720
Sysco Corp.	190,246	9,653,082
Walgreens Boots Alliance, Inc.	312,679	26,036,780
Wal-Mart Stores, Inc.	555,979	40,597,587
Whole Foods Market, Inc. (x)	115,101	3,685,534

		155,435,564

Food Products (1.7%)
Archer-Daniels-Midland Co.	216,688	9,293,748
Campbell Soup Co. (x)	66,334	4,413,201
ConAgra Foods, Inc.	158,702	7,587,543
General Mills, Inc.	214,980	15,332,374
Hershey Co.	51,195	5,810,121
Hormel Foods Corp.	99,024	3,624,278
J.M. Smucker Co.	43,441	6,620,843
Kellogg Co.	91,800	7,495,470
Kraft Heinz Co.	215,432	19,061,423
McCormick & Co., Inc. (Non-Voting)	42,723	4,557,262
Mead Johnson Nutrition Co.	66,444	6,029,793
Mondelez International, Inc., Class A	568,425	25,869,022
Tyson Foods, Inc., Class A	106,193	7,092,630

		122,787,708

Household Products (1.8%)
Church & Dwight Co., Inc.	46,228	4,756,399
Clorox Co.	47,596	6,586,811
Colgate-Palmolive Co.	323,455	23,676,906
Kimberly-Clark Corp.	130,761	17,977,022
Procter & Gamble Co.	969,009	82,045,992

		135,043,130

Personal Products (0.1%)
Estee Lauder Cos., Inc., Class A	81,230	7,393,555

Tobacco (1.6%)
Altria Group, Inc.	709,393	$48,919,741
Philip Morris International, Inc.	564,590	57,430,095
Reynolds American, Inc.	299,947	16,176,142

		122,525,978

Total Consumer Staples		698,699,174

Energy (6.5%)
Energy Equipment & Services (1.0%)
Baker Hughes, Inc.	160,063	7,223,643
Diamond Offshore Drilling, Inc. (x)	21,870	532,097
FMC Technologies, Inc.*	80,983	2,159,817
Halliburton Co.	310,993	14,084,873
Helmerich & Payne, Inc. (x)	40,598	2,725,344
National Oilwell Varco, Inc. (x)	133,873	4,504,826
Schlumberger Ltd.	504,213	39,873,164
Transocean Ltd. (x)	119,741	1,423,720

		72,527,484

Oil, Gas & Consumable Fuels (5.5%)
Anadarko Petroleum Corp.	184,898	9,845,818
Apache Corp.	135,094	7,520,683
Cabot Oil & Gas Corp.	162,494	4,182,596
Chesapeake Energy Corp. (x)*	175,888	752,801
Chevron Corp.	685,825	71,895,035
Cimarex Energy Co.	35,150	4,194,098
Columbia Pipeline Group, Inc.	144,870	3,692,736
Concho Resources, Inc.*	47,391	5,652,325
ConocoPhillips Co.	447,898	19,528,353
Devon Energy Corp.	187,323	6,790,459
EOG Resources, Inc.	199,233	16,620,017
EQT Corp.	62,894	4,869,882
Exxon Mobil Corp.	1,508,809	141,435,756
Hess Corp.	94,171	5,659,677
Kinder Morgan, Inc.	662,996	12,411,285
Marathon Oil Corp.	300,824	4,515,368
Marathon Petroleum Corp.	193,102	7,330,152
Murphy Oil Corp. (x)	56,107	1,781,397
Newfield Exploration Co.*	70,554	3,117,076
Noble Energy, Inc.	152,907	5,484,774
Occidental Petroleum Corp.	276,755	20,911,608
ONEOK, Inc.	78,860	3,741,907
Phillips 66	170,086	13,494,623
Pioneer Natural Resources Co.	59,400	8,981,874
Range Resources Corp. (x)	58,975	2,544,181
Southwestern Energy Co. (x)*	131,321	1,652,018
Spectra Energy Corp.	245,888	9,006,877
Tesoro Corp.	42,726	3,201,032
Valero Energy Corp.	170,432	8,692,032
Williams Cos., Inc.	250,985	5,428,806

		414,935,246

Total Energy		487,462,730

Financials (14.0%)
Banks (4.6%)
Bank of America Corp.	3,741,153	49,645,100
BB&T Corp.	298,972	10,646,393
Citigroup, Inc.	1,068,155	45,279,091
Citizens Financial Group, Inc.	194,738	3,890,865

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Comerica, Inc.	62,703	$2,578,974
Fifth Third Bancorp	281,536	4,952,218
Huntington Bancshares, Inc./Ohio	281,471	2,516,351
JPMorgan Chase & Co.	1,329,800	82,633,772
KeyCorp	296,191	3,272,911
M&T Bank Corp.	57,780	6,831,329
People’s United Financial, Inc.	107,846	1,581,022
PNC Financial Services Group, Inc.‡	181,558	14,777,006
Regions Financial Corp.	464,374	3,951,823
SunTrust Banks, Inc./Georgia	182,971	7,516,449
U.S. Bancorp	591,692	23,862,938
Wells Fargo & Co.	1,681,769	79,598,127
Zions Bancorp	70,355	1,768,021

		345,302,390

Capital Markets (1.6%)
Affiliated Managers Group, Inc.*	20,079	2,826,521
Ameriprise Financial, Inc.	61,372	5,514,274
Bank of New York Mellon Corp.	389,782	15,143,032
BlackRock, Inc.‡	45,737	15,666,294
Charles Schwab Corp.	435,388	11,019,670
E*TRADE Financial Corp.*	102,105	2,398,447
Franklin Resources, Inc.	135,278	4,514,227
Goldman Sachs Group, Inc.	140,599	20,890,199
Invesco Ltd.	152,398	3,892,245
Legg Mason, Inc.	38,331	1,130,381
Morgan Stanley	553,507	14,380,112
Northern Trust Corp.	76,718	5,083,335
State Street Corp.	144,934	7,814,841
T. Rowe Price Group, Inc.	89,920	6,561,462

		116,835,040

Consumer Finance (0.6%)
American Express Co.	296,897	18,039,462
Capital One Financial Corp.	186,291	11,831,341
Discover Financial Services	150,331	8,056,238
Navient Corp.	131,017	1,565,653
Synchrony Financial*	303,516	7,672,885

		47,165,579

Diversified Financial Services (1.9%)
Berkshire Hathaway, Inc., Class B*	681,742	98,709,424
CME Group, Inc./Illinois	122,613	11,942,506
Intercontinental Exchange, Inc.	43,076	11,025,733
Leucadia National Corp.	116,490	2,018,772
Moody’s Corp.	61,792	5,790,529
Nasdaq, Inc.	40,778	2,637,113
S&P Global, Inc.	96,123	10,310,153

		142,434,230

Insurance (2.4%)
Aflac, Inc.	152,174	10,980,876
Allstate Corp.	137,410	9,611,829
American International Group, Inc.	407,334	21,543,895
Aon plc	98,115	10,717,101
Arthur J. Gallagher & Co.	64,112	3,051,731
Assurant, Inc.	23,199	2,002,306

Chubb Ltd.	168,981	$22,087,507
Cincinnati Financial Corp. (x)	54,912	4,112,360
Hartford Financial Services Group, Inc.	145,434	6,454,361
Lincoln National Corp.	89,596	3,473,637
Loews Corp.	95,473	3,922,986
Marsh & McLennan Cos., Inc.	188,850	12,928,671
MetLife, Inc.	397,342	15,826,132
Principal Financial Group, Inc.	96,076	3,949,684
Progressive Corp.	211,713	7,092,385
Prudential Financial, Inc.	161,594	11,528,116
Torchmark Corp.	40,254	2,488,502
Travelers Cos., Inc.	106,876	12,722,519
Unum Group	87,037	2,766,906
Willis Towers Watson plc	50,806	6,315,694
XL Group plc	107,693	3,587,254

		177,164,452

Real Estate Investment Trusts (REITs) (2.8%)
American Tower Corp. (REIT)	153,586	17,448,905
Apartment Investment & Management Co. (REIT), Class A	58,762	2,594,930
AvalonBay Communities, Inc. (REIT)	49,639	8,954,379
Boston Properties, Inc. (REIT)	55,049	7,260,963
Crown Castle International Corp. (REIT)	120,930	12,265,930
Digital Realty Trust, Inc. (REIT) (x)	53,161	5,794,017
Equinix, Inc. (REIT)	25,227	9,781,265
Equity Residential (REIT)	132,297	9,112,617
Essex Property Trust, Inc. (REIT)	23,888	5,448,614
Extra Space Storage, Inc. (REIT)	44,990	4,163,375
Federal Realty Investment Trust (REIT)	25,745	4,262,085
General Growth Properties, Inc. (REIT)	211,543	6,308,212
HCP, Inc. (REIT)	167,359	5,921,161
Host Hotels & Resorts, Inc. (REIT)	275,188	4,460,798
Iron Mountain, Inc. (REIT)	87,332	3,478,434
Kimco Realty Corp. (REIT)	151,744	4,761,727
Macerich Co. (REIT)	45,629	3,896,260
Prologis, Inc. (REIT)	192,270	9,428,921
Public Storage (REIT)	53,362	13,638,794
Realty Income Corp. (REIT) (x)	93,718	6,500,281
Simon Property Group, Inc. (REIT)	112,106	24,315,791
SL Green Realty Corp. (REIT)	36,956	3,934,705
UDR, Inc. (REIT)	96,196	3,551,556
Ventas, Inc. (REIT)	123,259	8,975,720
Vornado Realty Trust (REIT)	64,226	6,430,307
Welltower, Inc. (REIT)	129,150	9,837,356
Weyerhaeuser Co. (REIT)	271,891	8,094,195

		210,621,298

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	108,376	2,869,796

Total Financials		1,042,392,785

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care (13.0%)
Biotechnology (2.1%)
Alexion Pharmaceuticals, Inc.*	81,637	$9,531,936
Amgen, Inc.	272,496	41,460,266
Biogen, Inc.*	79,229	19,159,157
Celgene Corp.*	283,211	27,933,101
Gilead Sciences, Inc.	484,733	40,436,427
Regeneron Pharmaceuticals, Inc.*	28,309	9,886,352
Vertex Pharmaceuticals, Inc.*	89,773	7,722,274

		156,129,513

Health Care Equipment & Supplies (2.2%)
Abbott Laboratories	533,781	20,982,931
Baxter International, Inc.	197,068	8,911,415
Becton Dickinson and Co.	76,745	13,015,185
Boston Scientific Corp.*	488,645	11,419,634
C.R. Bard, Inc.	26,978	6,344,146
Dentsply Sirona, Inc.	88,133	5,467,771
Edwards Lifesciences Corp.*	77,753	7,754,307
Hologic, Inc.*	89,398	3,093,171
Intuitive Surgical, Inc.*	13,658	9,033,538
Medtronic plc	509,475	44,207,146
St. Jude Medical, Inc.	101,003	7,878,234
Stryker Corp.	113,516	13,602,622
Varian Medical Systems, Inc.*	34,828	2,863,906
Zimmer Biomet Holdings, Inc.	72,438	8,720,086

		163,294,092

Health Care Providers & Services (2.4%)
Aetna, Inc.	126,667	15,469,841
AmerisourceBergen Corp.	66,769	5,296,117
Anthem, Inc.	94,693	12,436,979
Cardinal Health, Inc.	119,322	9,308,309
Centene Corp.*	61,535	4,391,753
Cigna Corp.	92,669	11,860,705
DaVita HealthCare Partners, Inc.*	59,671	4,613,762
Express Scripts Holding Co.*	229,203	17,373,587
HCA Holdings, Inc.*	111,676	8,600,169
Henry Schein, Inc.*	29,231	5,168,041
Humana, Inc.	53,733	9,665,492
Laboratory Corp. of America Holdings*	36,366	4,737,399
McKesson Corp.	82,821	15,458,540
Patterson Cos., Inc.	30,496	1,460,453
Quest Diagnostics, Inc.	50,553	4,115,520
UnitedHealth Group, Inc.	344,446	48,635,775
Universal Health Services, Inc., Class B	32,154	4,311,851

		182,904,293

Health Care Technology (0.1%)
Cerner Corp.*	111,307	6,522,590

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	121,044	5,369,512
Illumina, Inc.*	53,261	7,476,779
PerkinElmer, Inc.	39,265	2,058,271
Thermo Fisher Scientific, Inc.	143,573	21,214,347
Waters Corp.*	28,964	4,073,787

		40,192,696

Pharmaceuticals (5.7%)
AbbVie, Inc.	588,692	$36,445,922
Allergan plc*	143,968	33,269,565
Bristol-Myers Squibb Co.	604,874	44,488,483
Eli Lilly & Co.	352,666	27,772,447
Endo International plc (x)*	73,004	1,138,132
Johnson & Johnson	999,764	121,271,373
Mallinckrodt plc*	40,591	2,467,121
Merck & Co., Inc.	1,005,524	57,928,238
Mylan N.V.*	155,351	6,717,377
Perrigo Co. plc (x)	53,680	4,867,166
Pfizer, Inc.	2,207,191	77,715,195
Zoetis, Inc.	165,720	7,865,071

		421,946,090

Total Health Care		970,989,274

Industrials (9.0%)
Aerospace & Defense (2.3%)
Boeing Co.	217,972	28,308,024
General Dynamics Corp.	105,975	14,755,959
Honeywell International, Inc.	278,739	32,422,920
L-3 Communications Holdings, Inc.	27,684	4,060,966
Lockheed Martin Corp.	95,188	23,622,806
Northrop Grumman Corp.	65,559	14,572,455
Raytheon Co.	108,333	14,727,871
Rockwell Collins, Inc.	48,290	4,111,411
Textron, Inc.	96,932	3,543,834
TransDigm Group, Inc.*	19,470	5,134,044
United Technologies Corp.	281,840	28,902,692

		174,162,982

Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	52,445	3,894,041
Expeditors International of Washington, Inc.	67,687	3,319,371
FedEx Corp.	90,903	13,797,257
United Parcel Service, Inc., Class B	250,065	26,937,002

		47,947,671

Airlines (0.4%)
Alaska Air Group, Inc.	45,202	2,634,824
American Airlines Group, Inc.	210,454	5,957,953
Delta Air Lines, Inc.	282,068	10,275,737
Southwest Airlines Co.	231,184	9,064,725
United Continental Holdings, Inc.*	122,291	5,018,823

		32,952,062

Building Products (0.1%)
Allegion plc	36,282	2,519,059
Fortune Brands Home & Security, Inc.	55,767	3,232,813
Masco Corp.	120,656	3,733,097

		9,484,969

Commercial Services & Supplies (0.4%)
Cintas Corp.	31,460	3,087,170
Pitney Bowes, Inc.	71,605	1,274,569
Republic Services, Inc.	84,427	4,331,949

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Stericycle, Inc.*	31,331	$3,262,184
Tyco International plc	151,195	6,440,907
Waste Management, Inc.	150,691	9,986,292

		28,383,071

Construction & Engineering (0.1%)
Fluor Corp.	51,929	2,559,061
Jacobs Engineering Group, Inc.*	43,288	2,156,175
Quanta Services, Inc.*	56,297	1,301,587

		6,016,823

Electrical Equipment (0.5%)
Acuity Brands, Inc.	15,852	3,930,662
AMETEK, Inc.	84,878	3,923,910
Eaton Corp. plc	166,268	9,931,188
Emerson Electric Co.	233,012	12,153,906
Rockwell Automation, Inc.	47,004	5,396,999

		35,336,665

Industrial Conglomerates (2.3%)
3M Co.	220,793	38,665,270
Danaher Corp.	216,603	21,876,903
General Electric Co.	3,347,766	105,387,674
Roper Technologies, Inc.	37,065	6,321,806

		172,251,653

Machinery (1.1%)
Caterpillar, Inc.	210,986	15,994,849
Cummins, Inc.	58,832	6,615,070
Deere & Co. (x)	109,074	8,839,357
Dover Corp.	54,892	3,805,113
Flowserve Corp.	46,584	2,104,199
Illinois Tool Works, Inc.	118,620	12,355,459
Ingersoll-Rand plc	94,013	5,986,748
PACCAR, Inc.	128,009	6,639,827
Parker-Hannifin Corp.	48,516	5,242,154
Pentair plc	66,828	3,895,404
Snap-on, Inc.	21,393	3,376,243
Stanley Black & Decker, Inc.	55,862	6,212,972
Xylem, Inc.	62,875	2,807,369

		83,874,764

Professional Services (0.3%)
Dun & Bradstreet Corp.	12,865	1,567,472
Equifax, Inc.	43,174	5,543,542
Nielsen Holdings plc	132,298	6,875,527
Robert Half International, Inc.	47,596	1,816,263
Verisk Analytics, Inc.*	56,819	4,606,884

		20,409,688

Road & Rail (0.7%)
CSX Corp.	348,966	9,101,033
J.B. Hunt Transport Services, Inc.	32,467	2,627,554
Kansas City Southern	38,763	3,492,159
Norfolk Southern Corp.	108,043	9,197,701
Ryder System, Inc.	18,694	1,142,951
Union Pacific Corp.	306,671	26,757,045

		52,318,443

Trading Companies & Distributors (0.2%)
Fastenal Co. (x)	105,653	4,689,937

United Rentals, Inc.*	33,292	$2,233,893
W.W. Grainger, Inc. (x)	20,301	4,613,402

		11,537,232

Total Industrials		674,676,023

Information Technology (17.6%)
Communications Equipment (0.9%)
Cisco Systems, Inc.	1,831,492	52,545,506
F5 Networks, Inc.*	25,708	2,926,599
Harris Corp.	45,969	3,835,653
Juniper Networks, Inc.	124,006	2,788,895
Motorola Solutions, Inc.	56,352	3,717,541

		65,814,194

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	111,748	6,406,513
Corning, Inc.	391,181	8,011,387
FLIR Systems, Inc.	49,648	1,536,605
TE Connectivity Ltd.	130,161	7,433,495

		23,388,000

Internet Software & Services (3.7%)
Akamai Technologies, Inc.*	62,669	3,505,077
Alphabet, Inc., Class A*	106,877	75,191,176
Alphabet, Inc., Class C*	107,668	74,517,023
eBay, Inc.*	394,118	9,226,302
Facebook, Inc., Class A*	841,320	96,146,049
VeriSign, Inc. (x)*	33,795	2,921,916
Yahoo!, Inc.*	315,603	11,854,049

		273,361,592

IT Services (3.3%)
Accenture plc, Class A	227,504	25,773,928
Alliance Data Systems Corp.*	21,858	4,282,419
Automatic Data Processing, Inc.	165,743	15,226,809
Cognizant Technology Solutions Corp., Class A*	220,695	12,632,582
CSRA, Inc.	47,668	1,116,861
Fidelity National Information Services, Inc.	98,694	7,271,774
Fiserv, Inc.*	80,834	8,789,081
Global Payments, Inc.	55,800	3,983,004
International Business Machines Corp.	320,293	48,614,072
MasterCard, Inc., Class A	355,265	31,284,636
Paychex, Inc.	116,392	6,925,324
PayPal Holdings, Inc.*	403,127	14,718,167
Teradata Corp.*	49,195	1,233,319
Total System Services, Inc.	59,468	3,158,345
Visa, Inc., Class A	695,335	51,572,997
Western Union Co. (x)	179,616	3,445,035
Xerox Corp.	339,090	3,217,964

		243,246,317

Semiconductors & Semiconductor Equipment (2.5%)
Analog Devices, Inc.	113,250	6,414,480
Applied Materials, Inc.	396,411	9,501,972
Broadcom Ltd.	134,348	20,877,679
First Solar, Inc.*	26,800	1,299,264
Intel Corp.	1,718,739	56,374,639
KLA-Tencor Corp.	55,214	4,044,425
Lam Research Corp. (x)	57,875	4,864,973
Linear Technology Corp.	88,408	4,113,624

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Microchip Technology, Inc. (x)	78,184	$3,968,620
Micron Technology, Inc.*	369,559	5,085,132
NVIDIA Corp.	185,181	8,705,359
Qorvo, Inc.*	45,332	2,505,046
QUALCOMM, Inc.	534,435	28,629,683
Skyworks Solutions, Inc.	68,544	4,337,464
Texas Instruments, Inc.	364,223	22,818,571
Xilinx, Inc.	90,659	4,182,100

		187,723,031

Software (3.7%)
Activision Blizzard, Inc.	186,073	7,374,073
Adobe Systems, Inc.*	180,554	17,295,268
Autodesk, Inc.*	82,650	4,474,671
CA, Inc.	105,399	3,460,249
Citrix Systems, Inc.*	56,425	4,519,078
Electronic Arts, Inc.*	112,232	8,502,696
Intuit, Inc.	93,159	10,397,476
Microsoft Corp.	2,861,009	146,397,830
Oracle Corp.	1,132,760	46,363,867
Red Hat, Inc.*	66,970	4,862,022
salesforce.com, Inc.*	231,838	18,410,256
Symantec Corp.	232,463	4,774,790

		276,832,276

Technology Hardware, Storage & Peripherals (3.2%)
Apple, Inc.	1,993,781	190,605,464
EMC Corp.	705,449	19,167,049
Hewlett Packard Enterprise Co.	604,754	11,048,856
HP, Inc.	628,171	7,883,546
NetApp, Inc.	103,694	2,549,835
Seagate Technology plc (x)	105,862	2,578,798
Western Digital Corp.	101,057	4,775,954

		238,609,502

Total Information Technology		1,308,974,912

Materials (2.5%)
Chemicals (1.8%)
Air Products and Chemicals, Inc.	70,597	10,027,598
Albemarle Corp.	40,820	3,237,434
CF Industries Holdings, Inc.	82,059	1,977,622
Dow Chemical Co.	404,749	20,120,073
E.I. du Pont de Nemours & Co.	315,825	20,465,460
Eastman Chemical Co.	54,823	3,722,482
Ecolab, Inc.	96,522	11,447,509
FMC Corp.	46,411	2,149,293
International Flavors & Fragrances, Inc.	29,706	3,745,036
LyondellBasell Industries N.V., Class A	125,276	9,323,040
Monsanto Co.	159,549	16,498,962
Mosaic Co.	124,589	3,261,740
PPG Industries, Inc.	96,655	10,066,618
Praxair, Inc.	103,201	11,598,760
Sherwin-Williams Co.	28,452	8,355,499

		135,997,126

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	22,683	4,355,136
Vulcan Materials Co.	48,527	5,840,709

		10,195,845

Containers & Packaging (0.3%)
Avery Dennison Corp.	31,509	$2,355,298
Ball Corp. (x)	63,264	4,573,355
International Paper Co.	151,156	6,405,991
Owens-Illinois, Inc.*	56,237	1,012,828
Sealed Air Corp.	71,969	3,308,415
WestRock Co.	91,777	3,567,372

		21,223,259

Metals & Mining (0.3%)
Alcoa, Inc.	479,779	4,447,551
Freeport-McMoRan, Inc. (x)	444,658	4,953,490
Newmont Mining Corp.	194,180	7,596,322
Nucor Corp.	116,209	5,741,887

		22,739,250

Total Materials		190,155,480

Telecommunication Services (2.6%)
Diversified Telecommunication Services (2.6%)
AT&T, Inc.	2,241,693	96,863,555
CenturyLink, Inc.	200,058	5,803,683
Frontier Communications Corp. (x)	439,577	2,171,510
Level 3 Communications, Inc.*	103,467	5,327,516
Verizon Communications, Inc.	1,484,623	82,901,348

Total Telecommunication Services		193,067,612

Utilities (3.3%)
Electric Utilities (2.0%)
Alliant Energy Corp.	82,607	3,279,498
American Electric Power Co., Inc.	178,283	12,495,855
Duke Energy Corp.	249,412	21,397,055
Edison International	119,020	9,244,283
Entergy Corp.	65,393	5,319,721
Eversource Energy	114,924	6,883,948
Exelon Corp.	333,305	12,118,970
FirstEnergy Corp.	153,497	5,358,580
NextEra Energy, Inc.	166,884	21,761,674
PG&E Corp.	178,561	11,413,619
Pinnacle West Capital Corp.	39,209	3,178,281
PPL Corp.	245,721	9,275,968
Southern Co.	341,598	18,319,901
Xcel Energy, Inc.	185,977	8,328,050

		148,375,403

Gas Utilities (0.0%)
AGL Resources, Inc.	42,416	2,798,184

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	238,030	2,970,614
NRG Energy, Inc.	112,851	1,691,637

		4,662,251

Multi-Utilities (1.1%)
Ameren Corp.	89,030	4,770,227
CenterPoint Energy, Inc.	152,086	3,650,064
CMS Energy Corp.	101,811	4,669,053
Consolidated Edison, Inc.	110,699	8,904,628
Dominion Resources, Inc.	224,252	17,475,958

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

DTE Energy Co.	65,065	$6,449,243
NiSource, Inc.	119,183	3,160,733
Public Service Enterprise Group, Inc.	184,729	8,610,219
SCANA Corp.	53,161	4,022,161
Sempra Energy	86,180	9,826,244
TECO Energy, Inc.	88,577	2,448,268
WEC Energy Group, Inc.	114,367	7,468,165

		81,454,963

Water Utilities (0.1%)
American Water Works Co., Inc.	63,238	5,344,243

Total Utilities		242,635,044

Total Common Stocks (88.8%) (Cost $5,324,216,063)		6,622,257,764

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.9%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $7,900,099, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $8,058,002. (xx)	$7,900,000	7,900,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $5,200,059, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $5,304,008. (xx)	5,200,000	5,200,000
HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $2,000,021, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $2,040,041. (xx)	2,000,000	2,000,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $3,000,030, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $3,060,014. (xx)	3,000,000	3,000,000

Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $2,653,348, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $2,706,383. (xx)	$2,653,317	$2,653,317
Mizuho Securities USA, Inc., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $3,000,038, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.750%, maturing 5/31/17-5/31/23; total market value $3,060,000. (xx)	3,000,000	3,000,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $6,000,080, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $6,120,083. (xx)	6,000,000	6,000,000
Natixis, 0.600%, dated 6/30/16, due 7/1/16, repurchase price $6,000,100, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50; total market value $6,120,102. (xx)	6,000,000	6,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $6,000,067, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $6,120,000. (xx)	6,000,000	6,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/6/16, repurchase price $10,000,667, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.750%, maturing 10/31/17-8/15/42; total market value $10,200,000. (xx)	10,000,000	10,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

RBC Capital Markets, 0.420%, dated 6/30/16, due 7/1/16, repurchase price $5,000,058, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-4.500%, maturing 8/1/26-3/1/46; total market value $5,100,000. (xx)	$5,000,000	$5,000,000
RBS Securities, Inc., 0.400%, dated 6/30/16, due 7/5/16, repurchase price $5,000,278, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-6.125%, maturing 2/28/17-5/15/44; total market value $5,100,097. (xx)	5,000,000	5,000,000
Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $1,000,047, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 12/8/16-2/15/37; total market value $1,020,000. (xx)	1,000,000	1,000,000

Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $5,000,233, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.250%, maturing 6/30/17-5/15/44; total market value $5,100,001. (xx)	$5,000,000	$5,000,000

Total Repurchase Agreements		67,753,317

Total Short-Term Investments (0.9%) (Cost $67,753,317)		67,753,317

Total Investments (89.7%) (Cost $5,391,969,380)		$6,690,011,081
Other Assets Less Liabilities (10.3%)		764,679,078

Net Assets (100%)		$7,454,690,159

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $66,242,245. This was secured by collateral of $67,753,317 which was received as cash and subsequently invested in short-term investments currently valued at $67,753,317, as reported in the Portfolio of Investments, and $43,725 collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.375%, maturing 7/14/16-11/15/45.

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)
BlackRock, Inc.	$15,094,230	$474,591	$—	$15,666,294	$206,247	$—
PNC Financial Services Group, Inc.	17,065,256	364,059	150,873	14,777,006	183,910	2,927

	$32,159,486	$838,650	$150,873	$30,443,300	$390,157	$2,927

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	8,028	September-16	$844,141,850	$839,006,280	$(5,135,570)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$813,204,730	$—	$—	$813,204,730
Consumer Staples	698,699,174	—	—	698,699,174
Energy	487,462,730	—	—	487,462,730
Financials	1,042,392,785	—	—	1,042,392,785
Health Care	970,989,274	—	—	970,989,274
Industrials	674,676,023	—	—	674,676,023
Information Technology	1,308,974,912	—	—	1,308,974,912
Materials	190,155,480	—	—	190,155,480
Telecommunication Services	193,067,612	—	—	193,067,612
Utilities	242,635,044	—	—	242,635,044
Short-Term Investments
Repurchase Agreements	—	67,753,317	—	67,753,317

Total Assets	$6,622,257,764	$67,753,317	$—	$6,690,011,081

Liabilities:
Futures	$(5,135,570)	$—	$—	$(5,135,570)

Total Liabilities	$(5,135,570)	$—	$—	$(5,135,570)

Total	$6,617,122,194	$67,753,317	$—	$6,684,875,511

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(5,135,570	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$19,564,199

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$475,662

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $758,983,000 during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$7,900,000	$—	$7,900,000	$(7,900,000)	$—
Deutsche Bank AG	5,200,000	—	5,200,000	(5,200,000)	—
HSBC Securities, Inc.	5,000,000	—	5,000,000	(5,000,000)	—
Merrill Lynch PFS, Inc.	2,653,317	—	2,653,317	(2,653,317)	—
Mizuho Securities USA, Inc.	3,000,000	—	3,000,000	(3,000,000)	—
Natixis	12,000,000	—	12,000,000	(12,000,000)	—
Nomura Securities Co., Ltd.	16,000,000	—	16,000,000	(16,000,000)	—
RBC Capital Markets	5,000,000	—	5,000,000	(5,000,000)	—
RBS Securities, Inc.	5,000,000	—	5,000,000	(5,000,000)	—
Societe Generale S.A.	6,000,000	—	6,000,000	(6,000,000)	—

Total	$67,753,317	$—	$67,753,317	$(67,753,317)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 25%)*	$280,205,538
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 6%)*	$138,312,979

*	During the period ended June 30, 2016, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,487,209,714
Aggregate gross unrealized depreciation	(188,610,412)

Net unrealized appreciation	$1,298,599,302

Federal income tax cost of investments	$5,391,411,779

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $26,210,115)	$30,443,300
Unaffiliated Issuers (Cost $5,298,005,948)	6,591,814,464
Repurchase Agreements (Cost $67,753,317)	67,753,317
Cash	790,738,393
Cash held as collateral at broker	33,653,800
Due from broker for futures variation margin	9,377,664
Dividends, interest and other receivables	7,474,315
Receivable from Separate Accounts for Trust shares sold	2,234,497
Security lending income receivable	20,901
Other assets	78,841

Total assets	7,533,589,492

LIABILITIES
Payable on return of securities loaned	67,753,317
Payable for securities purchased	7,424,813
Investment management fees payable	2,554,453
Administrative fees payable	815,886
Payable to Separate Accounts for Trust shares redeemed	215,599
Distribution fees payable – Class IB	39,597
Trustees’ fees payable	13,991
Accrued expenses	81,677

Total liabilities	78,899,333

NET ASSETS	$7,454,690,159

Net assets were comprised of:
Paid in capital	$6,075,625,343
Accumulated undistributed net investment income (loss)	54,319,963
Accumulated undistributed net realized gain (loss) on investments and futures	31,838,722
Net unrealized appreciation (depreciation) on investments and futures	1,292,906,131

Net assets	$7,454,690,159

Class IB
Net asset value, offering and redemption price per share, $195,421,205 / 10,093,499 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.36

Class K
Net asset value, offering and redemption price per share, $7,259,268,954 / 371,928,824 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.52

(x)	Includes value of securities on loan of $66,242,245.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends ($390,157 of dividend income received from affiliates) (net of $17,490 foreign withholding tax)	$72,304,487
Interest	833,894
Securities lending (net)	45,683

Total income	73,184,064

EXPENSES
Investment management fees	15,168,596
Administrative fees	4,771,976
Printing and mailing expenses	240,599
Distribution fees – Class IB	234,206
Professional fees	91,501
Trustees’ fees	84,998
Custodian fees	64,511
Miscellaneous	71,377

Gross expenses	20,727,764
Less: Waiver from investment manager	(350,530)

Net expenses	20,377,234

NET INVESTMENT INCOME (LOSS)	52,806,830

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($2,927 of realized gain (loss) from affiliates)	21,133,183
Futures	19,564,199

Net realized gain (loss)	40,697,382

Change in unrealized appreciation (depreciation) on:
Investments ($(2,403,963) of change in unrealized appreciation (depreciation) from affiliates)	149,532,172
Futures	475,662

Net change in unrealized appreciation (depreciation)	150,007,834

NET REALIZED AND UNREALIZED GAIN (LOSS)	190,705,216

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$243,512,046

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$52,806,830	$83,805,420
Net realized gain (loss) on investments and futures	40,697,382	84,362,443
Net change in unrealized appreciation (depreciation) on investments and futures	150,007,834	(125,691,598)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	243,512,046	42,476,265

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(1,810,866)
Class K	—	(81,646,554)

	—	(83,457,420)

Distributions from net realized capital gains
Class IB	—	(3,424,242)
Class K	—	(119,347,453)

	—	(122,771,695)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(206,229,115)

CAPITAL SHARES TRANSACTIONS:
Class IA (b)
Capital shares repurchased [ 0 and (106) shares, respectively ]	—	(2,094)

Total Class IA transactions	—	(2,094)

Class IB
Capital shares sold [ 747,691 and 1,302,780 shares, respectively ]	13,793,578	24,941,868
Capital shares issued in reinvestment of dividends and distributions [ 0 and 285,525 shares, respectively ]	—	5,235,108
Capital shares repurchased [ (904,957) and (1,983,509) shares, respectively ]	(16,781,774)	(38,349,466)

Total Class IB transactions	(2,988,196)	(8,172,490)

Class K
Capital shares sold [ 47,626,368 and 55,539,708 shares, respectively ]	875,141,455	1,074,246,682
Capital shares issued in reinvestment of dividends and distributions [ 0 and 10,883,525 shares, respectively ]	—	200,994,007
Capital shares repurchased [ (42,540,136) and (10,229,003) shares, respectively ]	(768,082,336)	(200,300,239)

Total Class K transactions	107,059,119	1,074,940,450

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	104,070,923	1,066,765,866

TOTAL INCREASE (DECREASE) IN NET ASSETS	347,582,969	903,013,016
NET ASSETS:
Beginning of period	7,107,107,190	6,204,094,174

End of period (a)	$7,454,690,159	$7,107,107,190

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$54,319,963	$1,513,133

(b) After the close of business on April 13, 2015, operations for Class IA ceased and shares were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	January 1, 2015 to April 13, 2015‡	Year Ended December 31,
Class IA		2014	2013	2012	2011
Net asset value, beginning of period	$19.32	$17.85	$14.65	$13.00	$13.76

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04	0.13	0.05	0.10	0.12
Net realized and unrealized gain (loss) on investments and futures	0.33	2.11	4.46	1.82	(0.61)

Total from investment operations	0.37	2.24	4.51	1.92	(0.49)

Less distributions:
Dividends from net investment income	—	(0.11)	(0.08)	(0.08)	(0.09)
Distributions from net realized gains	—	(0.66)	(1.23)	(0.19)	(0.18)

Total dividends and distributions	—	(0.77)	(1.31)	(0.27)	(0.27)

Net asset value, end of period	$19.69	$19.32	$17.85	$14.65	$13.00

Total return (b)	1.92%	12.57%	31.01%	14.81%	(3.43)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$2	$2	$157	$137
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.83%	0.85%	0.87%	0.88%	0.61%
Before waivers and reimbursements (a)(f)	0.83%	0.85%	0.87%	0.88%	0.62%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.70%	0.70%	0.31%	0.71%	0.82%
Before waivers and reimbursements (a)(f)	0.70%	0.70%	0.31%	0.71%	0.80%
Portfolio turnover rate^	4%	3%	4%	3%	2%

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IB		2015	2014	2013	2012	2011
Net asset value, beginning of period	$18.72	$19.18	$17.73	$14.56	$12.92	$13.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.19	0.13	0.10	0.10	0.09
Net realized and unrealized gain (loss) on investments and futures	0.52	(0.13)	2.09	4.38	1.81	(0.62)

Total from investment operations	0.64	0.06	2.22	4.48	1.91	(0.53)

Less distributions:
Dividends from net investment income	—	(0.18)	(0.11)	(0.08)	(0.08)	(0.06)
Distributions from net realized gains	—	(0.34)	(0.66)	(1.23)	(0.19)	(0.18)

Total dividends and distributions	—	(0.52)	(0.77)	(1.31)	(0.27)	(0.24)

Net asset value, end of period	$19.36	$18.72	$19.18	$17.73	$14.56	$12.92

Total return (b)	3.42%	0.37%	12.53%	31.00%	14.82%	(3.77)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$195,421	$191,919	$204,231	$195,146	$160,258	$110,368
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.82%	0.83%	0.86%	0.87%	0.88%	0.86%
Before waivers and reimbursements (a)(f)	0.83%	0.84%	0.86%	0.87%	0.88%	0.87%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.27%	0.99%	0.70%	0.58%	0.71%	0.65%
Before waivers and reimbursements (a)(f)	1.26%	0.99%	0.70%	0.58%	0.71%	0.64%
Portfolio turnover rate (z)^	2%	4%	3%	4%	3%	2%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				August 26, 2011* to December 31, 2011
Class K		2015	2014	2013	2012
Net asset value, beginning of period	$18.85	$19.31	$17.84	$14.65	$13.00	$12.54

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14	0.24	0.18	0.14	0.14	0.05
Net realized and unrealized gain (loss) on investments and futures	0.53	(0.13)	2.11	4.40	1.82	0.50

Total from investment operations	0.67	0.11	2.29	4.54	1.96	0.55

Less distributions:
Dividends from net investment income	—	(0.23)	(0.16)	(0.12)	(0.12)	(0.09)
Distributions from net realized gains	—	(0.34)	(0.66)	(1.23)	(0.19)	—

Total dividends and distributions	—	(0.57)	(0.82)	(1.35)	(0.31)	(0.09)

Net asset value, end of period	$19.52	$18.85	$19.31	$17.84	$14.65	$13.00

Total return (b)	3.55%	0.63%	12.86%	31.26%	15.10%	4.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,259,269	$6,915,188	$5,999,861	$4,383,098	$2,533,172	$1,674,676
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.57%	0.58%	0.60%	0.62%	0.63%	0.62%
Before waivers and reimbursements (a)(f)	0.58%	0.59%	0.60%	0.62%	0.63%	0.62%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.51%	1.26%	0.95%	0.84%	0.96%	1.01%
Before waivers and reimbursements (a)(f)	1.50%	1.26%	0.95%	0.84%	0.96%	1.01%
Portfolio turnover rate (z)^	2%	4%	3%	4%	3%	2%
*	Commencement of Operations.
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA 400 MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Financials	24.3%
Information Technology	15.1
Industrials	12.1
Consumer Discretionary	10.7
Health Care	8.2
Materials	6.4
Utilities	5.4
Repurchase Agreements	4.3
Consumer Staples	4.2
Energy	3.3
Telecommunication Services	0.2
Cash and Other	5.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IB
Actual	$1,000.00	$1,074.67	$4.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.63	4.28
Class K
Actual	1,000.00	1,076.23	3.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.87	3.03

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.85% and 0.60%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (10.7%)
Auto Components (0.4%)
Dana Holding Corp.	59,303	$626,240
Gentex Corp.	114,785	1,773,428

		2,399,668

Automobiles (0.2%)
Thor Industries, Inc.	18,156	1,175,419

Distributors (0.2%)
Pool Corp.	16,723	1,572,464

Diversified Consumer Services (0.6%)
DeVry Education Group, Inc.	22,476	400,972
Graham Holdings Co., Class B	1,715	839,561
Service Corp. International	77,059	2,083,675
Sotheby’s, Inc. (x)	20,518	562,193

		3,886,401

Hotels, Restaurants & Leisure (2.3%)
Brinker International, Inc.	22,108	1,006,577
Buffalo Wild Wings, Inc.*	7,493	1,041,152
Cheesecake Factory, Inc.	17,831	858,384
Churchill Downs, Inc.	4,818	608,803
Cracker Barrel Old Country Store, Inc. (x)	9,543	1,636,338
Domino’s Pizza, Inc.	19,985	2,625,629
Dunkin’ Brands Group, Inc.	36,553	1,594,442
International Speedway Corp., Class A	10,722	358,651
Jack in the Box, Inc.	12,950	1,112,664
Panera Bread Co., Class A*	9,071	1,922,508
Texas Roadhouse, Inc.	25,130	1,145,928
Wendy’s Co.	84,697	814,785

		14,725,861

Household Durables (1.6%)
CalAtlantic Group, Inc.	29,735	1,091,572
Helen of Troy Ltd.*	11,093	1,140,804
KB Home	33,634	511,573
NVR, Inc.*	1,457	2,593,956
Tempur Sealy International, Inc. (x)*	24,233	1,340,570
Toll Brothers, Inc.*	60,832	1,636,989
TRI Pointe Group, Inc.*	58,321	689,354
Tupperware Brands Corp.	20,187	1,136,124

		10,140,942

Internet & Catalog Retail (0.1%)
HSN, Inc.	12,752	623,955

Leisure Products (0.7%)
Brunswick Corp.	36,067	1,634,556
Polaris Industries, Inc. (x)	23,921	1,955,781
Vista Outdoor, Inc.*	24,216	1,155,830

		4,746,167

Media (1.5%)
AMC Networks, Inc., Class A*	24,433	1,476,242
Cable One, Inc.	1,741	890,365
Cinemark Holdings, Inc.	42,170	1,537,518
DreamWorks Animation SKG, Inc., Class A*	28,472	1,163,651
John Wiley & Sons, Inc., Class A	19,269	1,005,456

Live Nation Entertainment, Inc.*	58,021	$1,363,493
Meredith Corp.	15,072	782,388
New York Times Co., Class A	49,068	593,723
Time, Inc.	40,887	673,000

		9,485,836

Multiline Retail (0.3%)
Big Lots, Inc.	17,661	884,993
J.C. Penney Co., Inc. (x)*	122,251	1,085,589

		1,970,582

Specialty Retail (1.9%)
Aaron’s, Inc.	25,996	569,053
Abercrombie & Fitch Co., Class A	26,927	479,570
American Eagle Outfitters, Inc. (x)	66,266	1,055,617
Ascena Retail Group, Inc. (x)*	68,313	477,508
Cabela’s, Inc.*	19,340	968,160
Chico’s FAS, Inc.	53,185	569,611
CST Brands, Inc.	30,150	1,298,862
Dick’s Sporting Goods, Inc.	35,520	1,600,531
GameStop Corp., Class A (x)	41,503	1,103,150
Guess?, Inc. (x)	25,130	378,207
Murphy USA, Inc.*	14,741	1,093,193
Office Depot, Inc.*	196,759	651,272
Restoration Hardware Holdings, Inc. (x)*	15,062	431,978
Williams-Sonoma, Inc.	32,730	1,706,215

		12,382,927

Textiles, Apparel & Luxury Goods (0.9%)
Carter’s, Inc.	20,207	2,151,439
Deckers Outdoor Corp.*	12,686	729,699
Fossil Group, Inc. (x)*	16,602	473,655
Kate Spade & Co.*	50,835	1,047,709
Skechers USA, Inc., Class A*	52,826	1,569,989

		5,972,491

Total Consumer Discretionary		69,082,713

Consumer Staples (4.2%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	3,746	640,678

Food & Staples Retailing (0.7%)
Casey’s General Stores, Inc.	15,537	2,043,271
Sprouts Farmers Market, Inc.*	56,381	1,291,125
SUPERVALU, Inc.*	104,994	495,572
United Natural Foods, Inc.*	20,073	939,416

		4,769,384

Food Products (2.8%)
Dean Foods Co.	36,577	661,678
Flowers Foods, Inc.	72,577	1,360,819
Hain Celestial Group, Inc.*	41,167	2,048,058
Ingredion, Inc.	28,666	3,709,667
Lancaster Colony Corp.	7,747	988,595
Post Holdings, Inc.*	25,567	2,114,135
Snyder’s-Lance, Inc.	31,694	1,074,110
Tootsie Roll Industries, Inc. (x)	7,254	279,497
TreeHouse Foods, Inc.*	22,474	2,306,956
WhiteWave Foods Co.*	70,394	3,304,294

		17,847,809

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Household Products (0.2%)
Energizer Holdings, Inc.	24,614	$1,267,375

Personal Products (0.4%)
Avon Products, Inc.	173,340	655,225
Edgewell Personal Care Co.*	23,675	1,998,407

		2,653,632

Total Consumer Staples		27,178,878

Energy (3.3%)
Energy Equipment & Services (1.4%)
Dril-Quip, Inc.*	15,119	883,403
Ensco plc, Class A	120,107	1,166,239
Nabors Industries Ltd.	111,993	1,125,530
Noble Corp. plc (x)	97,186	800,813
Oceaneering International, Inc.	39,018	1,165,077
Oil States International, Inc.*	20,395	670,588
Patterson-UTI Energy, Inc.	58,342	1,243,851
Rowan Cos., plc, Class A (x)	50,215	886,797
Superior Energy Services, Inc.	59,896	1,102,685

		9,044,983

Oil, Gas & Consumable Fuels (1.9%)
CONSOL Energy, Inc. (x)	91,155	1,466,684
Denbury Resources, Inc. (x)*	140,441	504,183
Energen Corp.	38,546	1,858,303
Gulfport Energy Corp.*	49,785	1,556,279
HollyFrontier Corp.	69,969	1,663,163
QEP Resources, Inc.	93,930	1,655,986
SM Energy Co. (x)	26,985	728,595
Western Refining, Inc. (x)	31,980	659,747
World Fuel Services Corp.	28,183	1,338,411
WPX Energy, Inc.*	109,822	1,022,443

		12,453,794

Total Energy		21,498,777

Financials (24.3%)
Banks (5.1%)
Associated Banc-Corp	60,044	1,029,755
BancorpSouth, Inc.	33,871	768,533
Bank of Hawaii Corp.	17,138	1,179,094
Bank of the Ozarks, Inc. (x)	32,446	1,217,374
Cathay General Bancorp (x)	29,284	825,809
Commerce Bancshares, Inc./Missouri	33,141	1,587,454
Cullen/Frost Bankers, Inc. (x)	21,715	1,383,897
East West Bancorp, Inc.	57,345	1,960,052
F.N.B. Corp./Pennsylvania	83,406	1,045,911
First Horizon National Corp.	92,828	1,279,170
First Niagara Financial Group, Inc.	140,462	1,368,100
FirstMerit Corp.	66,501	1,347,975
Fulton Financial Corp.	69,113	933,026
Hancock Holding Co.	30,002	783,352
International Bancshares Corp.	22,201	579,224
PacWest Bancorp	45,536	1,811,422
PrivateBancorp, Inc.	31,450	1,384,744
Prosperity Bancshares, Inc.	26,093	1,330,482
Signature Bank/New York*	21,394	2,672,538
SVB Financial Group*	20,597	1,960,011
Synovus Financial Corp.	49,829	1,444,543
TCF Financial Corp.	68,388	865,108

Trustmark Corp.	27,125	$674,056
Umpqua Holdings Corp.	87,903	1,359,859
Valley National Bancorp	89,659	817,690
Webster Financial Corp.	36,613	1,243,011

		32,852,190

Capital Markets (1.6%)
Eaton Vance Corp.	45,273	1,599,948
Federated Investors, Inc., Class B	37,832	1,088,805
Janus Capital Group, Inc.	58,423	813,248
Raymond James Financial, Inc.	50,210	2,475,353
SEI Investments Co.	54,234	2,609,198
Stifel Financial Corp.*	25,832	812,416
Waddell & Reed Financial, Inc., Class A	31,650	545,013
WisdomTree Investments, Inc. (x)	44,523	435,880

		10,379,861

Consumer Finance (0.1%)
SLM Corp.*	171,118	1,057,509

Diversified Financial Services (1.5%)
CBOE Holdings, Inc.	32,456	2,162,218
FactSet Research Systems, Inc.	16,293	2,630,016
MarketAxess Holdings, Inc.	14,937	2,171,840
MSCI, Inc.	34,615	2,669,509

		9,633,583

Insurance (4.4%)
Alleghany Corp.*	5,979	3,285,939
American Financial Group, Inc./Ohio	28,354	2,096,211
Aspen Insurance Holdings Ltd.	24,273	1,125,782
Brown & Brown, Inc.	46,373	1,737,596
CNO Financial Group, Inc.	69,526	1,213,924
Endurance Specialty Holdings Ltd.	24,734	1,661,135
Everest Reinsurance Group Ltd.	16,527	3,018,987
First American Financial Corp.	43,720	1,758,418
Genworth Financial, Inc., Class A*	192,990	497,914
Hanover Insurance Group, Inc.	17,150	1,451,233
Kemper Corp.	19,302	597,976
Mercury General Corp.	12,416	660,035
Old Republic International Corp.	97,264	1,876,223
Primerica, Inc. (x)	18,629	1,066,324
Reinsurance Group of America, Inc.	25,538	2,476,931
RenaissanceReinsurance Holdings Ltd.	16,702	1,961,483
W. R. Berkley Corp.	39,104	2,343,112

		28,829,223

Real Estate Investment Trusts (REITs) (10.6%)
Alexandria Real Estate Equities, Inc. (REIT)	29,433	3,046,904
American Campus Communities, Inc. (REIT)	51,982	2,748,288
Camden Property Trust (REIT)	34,663	3,064,902
Care Capital Properties, Inc. (REIT)	33,600	880,656
Communications Sales & Leasing, Inc. (REIT) (x)	54,467	1,574,096
Corporate Office Properties Trust (REIT)	37,836	1,118,811

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Corrections Corp. of America (REIT)	46,881	$1,641,773
DCT Industrial Trust, Inc. (REIT)	35,281	1,694,899
Douglas Emmett, Inc. (REIT)	55,996	1,988,978
Duke Realty Corp. (REIT)	137,666	3,670,176
Education Realty Trust, Inc. (REIT)	26,354	1,215,974
EPR Properties (REIT)	25,364	2,046,368
Equity One, Inc. (REIT)	36,338	1,169,357
First Industrial Realty Trust, Inc. (REIT)	46,553	1,295,104
Healthcare Realty Trust, Inc. (REIT)	44,968	1,573,430
Highwoods Properties, Inc. (REIT)	38,846	2,051,069
Hospitality Properties Trust (REIT)	58,667	1,689,610
Kilroy Realty Corp. (REIT)	36,743	2,435,693
Lamar Advertising Co. (REIT), Class A	32,870	2,179,281
LaSalle Hotel Properties (REIT)	45,206	1,065,957
Liberty Property Trust (REIT)	58,454	2,321,793
Mack-Cali Realty Corp. (REIT)	35,657	962,739
Medical Properties Trust, Inc. (REIT)	94,963	1,444,387
Mid-America Apartment Communities, Inc. (REIT)	30,081	3,200,618
National Retail Properties, Inc. (REIT)	57,385	2,967,952
Omega Healthcare Investors, Inc. (REIT)	66,020	2,241,379
Post Properties, Inc. (REIT)	21,365	1,304,333
Potlatch Corp. (REIT)	16,245	553,955
Rayonier, Inc. (REIT)	48,950	1,284,448
Regency Centers Corp. (REIT)	38,885	3,255,841
Senior Housing Properties Trust (REIT)	91,931	1,914,923
Sovran Self Storage, Inc. (REIT)	18,479	1,938,817
Tanger Factory Outlet Centers, Inc. (REIT)	37,938	1,524,349
Taubman Centers, Inc. (REIT)	23,319	1,730,270
Urban Edge Properties (REIT)	36,944	1,103,148
Weingarten Realty Investors (REIT)	46,050	1,879,761
WP Glimcher, Inc. (REIT)	74,207	830,376

		68,610,415

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.	18,389	664,578
Jones Lang LaSalle, Inc.	17,999	1,754,003

		2,418,581

Thrifts & Mortgage Finance (0.6%)
New York Community Bancorp, Inc.	194,057	2,908,914
Washington Federal, Inc.	36,456	884,423

		3,793,337

Total Financials		157,574,699

Health Care (8.2%)
Biotechnology (0.3%)
United Therapeutics Corp.*	17,778	1,883,046

Health Care Equipment & Supplies (3.8%)
ABIOMED, Inc.*	15,597	$1,704,596
Align Technology, Inc.*	28,972	2,333,695
Cooper Cos., Inc.	19,295	3,310,443
Halyard Health, Inc.*	18,520	602,270
Hill-Rom Holdings, Inc.	22,731	1,146,779
IDEXX Laboratories, Inc.*	35,619	3,307,580
LivaNova plc*	17,094	858,632
ResMed, Inc.	55,882	3,533,419
STERIS plc	34,284	2,357,025
Teleflex, Inc.	17,354	3,077,038
West Pharmaceutical Services, Inc.	29,023	2,202,265

		24,433,742

Health Care Providers & Services (2.0%)
Amsurg Corp.*	21,503	1,667,343
Community Health Systems, Inc. (x)*	45,294	545,793
LifePoint Health, Inc.*	17,323	1,132,405
MEDNAX, Inc.*	37,017	2,681,141
Molina Healthcare, Inc.*	16,448	820,755
Owens & Minor, Inc.	25,096	938,088
Tenet Healthcare Corp.*	39,579	1,093,964
VCA, Inc.*	32,171	2,175,081
WellCare Health Plans, Inc.*	17,651	1,893,599

		12,948,169

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	74,598	947,395

Life Sciences Tools & Services (1.5%)
Bio-Rad Laboratories, Inc., Class A*	8,340	1,192,787
Bio-Techne Corp.	14,799	1,668,883
Charles River Laboratories International, Inc.*	18,768	1,547,234
Mettler-Toledo International, Inc.*	10,637	3,881,654
PAREXEL International Corp.*	21,127	1,328,466

		9,619,024

Pharmaceuticals (0.5%)
Akorn, Inc.*	33,227	946,471
Catalent, Inc.*	42,669	980,960
Prestige Brands Holdings, Inc.*	21,010	1,163,954

		3,091,385

Total Health Care		52,922,761

Industrials (12.1%)
Aerospace & Defense (1.9%)
B/E Aerospace, Inc.	40,769	1,882,509
Curtiss-Wright Corp.	17,702	1,491,394
Esterline Technologies Corp.*	11,760	729,590
Huntington Ingalls Industries, Inc.	18,701	3,142,329
KLX, Inc.*	20,936	649,016
Orbital ATK, Inc.	23,317	1,985,209
Teledyne Technologies, Inc.*	13,778	1,364,711
Triumph Group, Inc.	19,683	698,746

		11,943,504

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Airlines (0.3%)
JetBlue Airways Corp.*	128,035	$2,120,260

Building Products (0.7%)
A.O. Smith Corp.	29,539	2,602,681
Lennox International, Inc.	15,420	2,198,892

		4,801,573

Commercial Services & Supplies (1.4%)
Clean Harbors, Inc.*	20,900	1,089,099
Copart, Inc.*	39,562	1,938,934
Deluxe Corp.	19,524	1,295,808
Herman Miller, Inc.	23,796	711,262
HNI Corp.	17,630	819,619
MSA Safety, Inc.	12,726	668,497
R.R. Donnelley & Sons Co.	83,436	1,411,737
Rollins, Inc.	37,491	1,097,361

		9,032,317

Construction & Engineering (0.9%)
AECOM*	61,175	1,943,530
EMCOR Group, Inc.	24,157	1,189,974
Granite Construction, Inc.	15,704	715,317
KBR, Inc.	56,788	751,873
Valmont Industries, Inc.	9,020	1,220,135

		5,820,829

Electrical Equipment (0.5%)
Hubbell, Inc.	20,697	2,182,912
Regal Beloit Corp.	17,873	983,909

		3,166,821

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	25,538	2,698,856

Machinery (3.9%)
AGCO Corp.	28,246	1,331,234
CLARCOR, Inc.	19,281	1,172,863
Crane Co.	19,774	1,121,581
Donaldson Co., Inc.	49,146	1,688,657
Graco, Inc.	22,109	1,746,390
IDEX Corp.	30,171	2,477,039
ITT, Inc.	35,788	1,144,500
Joy Global, Inc. (x)	38,955	823,509
Kennametal, Inc.	31,691	700,688
Lincoln Electric Holdings, Inc.	24,912	1,471,801
Nordson Corp.	21,295	1,780,475
Oshkosh Corp.	29,188	1,392,560
Terex Corp.	43,417	881,799
Timken Co.	27,483	842,629
Toro Co.	21,855	1,927,611
Trinity Industries, Inc.	60,148	1,116,948
Wabtec Corp.	35,788	2,513,391
Woodward, Inc.	21,867	1,260,414

		25,394,089

Marine (0.2%)
Kirby Corp.*	21,439	1,337,579

Professional Services (0.5%)
CEB, Inc.	12,737	785,618
FTI Consulting, Inc.*	16,626	676,346
ManpowerGroup, Inc.	28,522	1,835,106

		3,297,070

Road & Rail (0.7%)
Genesee & Wyoming, Inc., Class A*	22,718	$1,339,226
Landstar System, Inc.	16,860	1,157,608
Old Dominion Freight Line, Inc.*	27,192	1,639,950
Werner Enterprises, Inc. (x)	17,927	411,783

		4,548,567

Trading Companies & Distributors (0.7%)
GATX Corp. (x)	16,321	717,634
MSC Industrial Direct Co., Inc., Class A	19,161	1,352,000
NOW, Inc.*	42,398	769,100
Watsco, Inc.	10,249	1,441,932

		4,280,666

Total Industrials		78,442,131

Information Technology (15.1%)
Communications Equipment (1.3%)
ARRIS International plc*	69,762	1,462,211
Brocade Communications Systems, Inc.	185,794	1,705,589
Ciena Corp.*	51,449	964,669
InterDigital, Inc.	13,854	771,391
NetScout Systems, Inc.*	37,407	832,306
Plantronics, Inc.	13,155	578,820
Polycom, Inc.*	53,863	605,959
ViaSat, Inc. (x)*	17,881	1,276,703

		8,197,648

Electronic Equipment, Instruments & Components (3.7%)
Arrow Electronics, Inc.*	36,519	2,260,526
Avnet, Inc.	51,250	2,076,138
Belden, Inc.	16,746	1,010,956
Cognex Corp.	33,745	1,454,410
FEI Co.	16,209	1,732,418
Ingram Micro, Inc., Class A	58,972	2,051,046
IPG Photonics Corp.*	14,539	1,163,120
Jabil Circuit, Inc.	76,207	1,407,543
Keysight Technologies, Inc.*	67,705	1,969,539
Knowles Corp. (x)*	35,322	483,205
National Instruments Corp.	40,233	1,102,384
SYNNEX Corp.	11,587	1,098,679
Tech Data Corp.*	14,002	1,006,044
Trimble Navigation Ltd.*	99,695	2,428,570
VeriFone Systems, Inc.*	43,871	813,368
Vishay Intertechnology, Inc. (x)	53,919	668,056
Zebra Technologies Corp., Class A*	20,792	1,041,679

		23,767,681

Internet Software & Services (0.5%)
comScore, Inc.*	18,744	447,607
j2 Global, Inc.	18,424	1,163,844
Rackspace Hosting, Inc.*	42,541	887,405
WebMD Health Corp. (x)*	15,381	893,790

		3,392,646

IT Services (3.3%)
Acxiom Corp.*	30,866	678,743
Broadridge Financial Solutions, Inc.	47,100	3,070,920

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Computer Sciences Corp.	55,122	$2,736,807
Convergys Corp.	38,601	965,025
CoreLogic, Inc.*	35,486	1,365,501
DST Systems, Inc.	12,455	1,450,136
Gartner, Inc.*	32,868	3,201,672
Jack Henry & Associates, Inc.	31,437	2,743,507
Leidos Holdings, Inc.	25,843	1,237,104
MAXIMUS, Inc.	25,916	1,434,969
NeuStar, Inc., Class A (x)*	10,582	248,783
Science Applications International Corp.	16,462	960,558
WEX, Inc.*	15,455	1,370,395

		21,464,120

Semiconductors & Semiconductor Equipment (1.7%)
Advanced Micro Devices, Inc. (x)*	254,683	1,309,071
Cree, Inc.*	39,888	974,863
Cypress Semiconductor Corp. (x)	123,808	1,306,175
Fairchild Semiconductor International, Inc.*	45,079	894,818
Integrated Device Technology, Inc.*	53,012	1,067,132
Intersil Corp., Class A	53,491	724,268
Microsemi Corp.*	44,955	1,469,129
Silicon Laboratories, Inc.*	15,395	750,352
Synaptics, Inc.*	14,641	786,954
Teradyne, Inc.	80,831	1,591,562

		10,874,324

Software (4.1%)
ACI Worldwide, Inc.*	46,097	899,353
ANSYS, Inc.*	35,059	3,181,604
Cadence Design Systems, Inc.*	119,703	2,908,783
CDK Global, Inc.	61,762	3,427,173
CommVault Systems, Inc.*	16,390	707,884
Fair Isaac Corp.	12,413	1,402,793
Fortinet, Inc.*	58,014	1,832,662
Manhattan Associates, Inc.*	28,645	1,837,004
Mentor Graphics Corp.	40,244	855,588
PTC, Inc.*	45,640	1,715,151
Synopsys, Inc.*	60,476	3,270,542
Tyler Technologies, Inc.*	12,919	2,153,727
Ultimate Software Group, Inc.*	11,477	2,413,498

		26,605,762

Technology Hardware, Storage & Peripherals (0.5%)
3D Systems Corp. (x)*	42,560	582,646
Diebold, Inc.	25,958	644,537
Lexmark International, Inc., Class A	24,932	941,183
NCR Corp.*	49,279	1,368,478

		3,536,844

Total Information Technology		97,839,025

Materials (6.4%)
Chemicals (2.7%)
Ashland, Inc.	24,730	2,838,262
Cabot Corp.	24,802	1,132,459
Minerals Technologies, Inc.	13,881	788,441
NewMarket Corp.	3,969	1,644,674

Olin Corp.	65,741	$1,633,007
PolyOne Corp.	33,451	1,178,813
RPM International, Inc.	52,869	2,640,807
Scotts Miracle-Gro Co., Class A	18,066	1,262,994
Sensient Technologies Corp.	17,907	1,272,113
Valspar Corp.	28,992	3,132,006

		17,523,576

Construction Materials (0.2%)
Eagle Materials, Inc.	19,186	1,480,200

Containers & Packaging (1.5%)
AptarGroup, Inc.	25,146	1,989,803
Bemis Co., Inc.	37,699	1,941,121
Greif, Inc., Class A	10,421	388,391
Packaging Corp. of America	37,453	2,506,729
Silgan Holdings, Inc.	16,199	833,600
Sonoco Products Co.	40,119	1,992,310

		9,651,954

Metals & Mining (1.7%)
Allegheny Technologies, Inc. (x)	43,394	553,274
Carpenter Technology Corp. (x)	18,701	615,824
Commercial Metals Co.	45,711	772,516
Compass Minerals International, Inc. (x)	13,480	1,000,081
Reliance Steel & Aluminum Co.	28,779	2,213,105
Royal Gold, Inc.	25,973	1,870,575
Steel Dynamics, Inc.	96,765	2,370,743
United States Steel Corp. (x)	58,020	978,217
Worthington Industries, Inc.	17,944	759,031

		11,133,366

Paper & Forest Products (0.3%)
Domtar Corp.	25,054	877,141
Louisiana-Pacific Corp.*	56,987	988,724

		1,865,865

Total Materials		41,654,961

Telecommunication Services (0.2%)
Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	37,742	1,119,428

Total Telecommunication Services		1,119,428

Utilities (5.4%)
Electric Utilities (1.8%)
Great Plains Energy, Inc.	61,579	1,872,002
Hawaiian Electric Industries, Inc.	42,946	1,408,199
IDACORP, Inc.	20,075	1,633,101
OGE Energy Corp.	79,496	2,603,494
PNM Resources, Inc.	31,633	1,121,074
Westar Energy, Inc.	56,250	3,155,062

		11,792,932

Gas Utilities (2.4%)
Atmos Energy Corp.	40,674	3,307,610
National Fuel Gas Co.	33,814	1,923,340
New Jersey Resources Corp.	34,294	1,322,034
ONE Gas, Inc.	20,741	1,381,143
Questar Corp.	69,823	1,771,410

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Southwest Gas Corp.	18,925	$1,489,587
UGI Corp.	68,733	3,110,168
WGL Holdings, Inc.	20,074	1,421,038

		15,726,330

Independent Power and Renewable Electricity Producers (0.1%)
Talen Energy Corp.*	26,738	362,300

Multi-Utilities (0.7%)
Black Hills Corp. (x)	20,500	1,292,320
MDU Resources Group, Inc.	77,682	1,864,368
Vectren Corp.	32,937	1,734,792

		4,891,480

Water Utilities (0.4%)
Aqua America, Inc.	70,470	2,512,960

Total Utilities		35,286,002

Total Common Stocks (89.9%) (Cost $520,822,031)		582,599,375

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (4.3%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $2,900,036, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $2,958,001. (xx)	$2,900,000	2,900,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $1,900,022, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $1,938,003. (xx)	1,900,000	1,900,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $2,000,020, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $2,040,009. (xx)	2,000,000	2,000,000
HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $3,000,032, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $3,060,062. (xx)	3,000,000	3,000,000

Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $7,840,074, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $7,996,783. (xx)	$7,839,983	$7,839,983
Natixis, 0.600%, dated 6/30/16, due 7/1/16, repurchase price $2,000,033, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50; total market value $2,040,034. (xx)	2,000,000	2,000,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $2,000,027, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $2,040,027 (xx)	2,000,000	2,000,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $2,000,027, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $2,040,028. (xx)	2,000,000	2,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $3,000,033, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $3,060,000. (xx)	3,000,000	3,000,000
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $1,000,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $1,020,002. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		27,639,983

Total Short-Term Investments (4.3%) (Cost $27,639,983)		27,639,983

Total Investments (94.2%) (Cost $548,462,014)		610,239,358
Other Assets Less Liabilities (5.8%)		37,883,364

Net Assets (100%)		$648,122,722

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $27,105,362. This was secured by collateral of $27,639,983 which was received as cash and subsequently invested in short-term investments currently valued at $27,639,983, as reported in the Portfolio of Investments, and $133,189 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 2.375%, maturing 7/28/16-2/15/46.

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini Index	441	September-16	$66,736,188	$65,841,300	$(894,888)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$69,082,713	$—	$—	$69,082,713
Consumer Staples	27,178,878	—	—	27,178,878
Energy	21,498,777	—	—	21,498,777
Financials	157,574,699	—	—	157,574,699
Health Care	52,922,761	—	—	52,922,761
Industrials	78,442,131	—	—	78,442,131
Information Technology	97,839,025	—	—	97,839,025
Materials	41,266,570	388,391	—	41,654,961
Telecommunication Services	1,119,428	—	—	1,119,428
Utilities	35,286,002	—	—	35,286,002
Short-Term Investments
Repurchase Agreements	—	27,639,983	—	27,639,983

Total Assets	$582,210,984	$28,028,374	$—	$610,239,358

Liabilities:
Futures	$(894,888)	$—	$—	$(894,888)

Total Liabilities	$(894,888)	$—	$—	$(894,888)

Total	$581,316,096	$28,028,374	$—	$609,344,470

(a)	A security with a market value of $388,391 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(894,888	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$5,023,636

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$(536,613)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $63,406,000 during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$2,900,000	$—	$2,900,000	$(2,900,000)	$—
Deutsche Bank AG	1,900,000	—	1,900,000	(1,900,000)	—
HSBC Securities, Inc.	5,000,000	—	5,000,000	(5,000,000)	—
Merrill Lynch PFS, Inc.	7,839,983	—	7,839,983	(7,839,983)	—
Natixis	6,000,000	—	6,000,000	(6,000,000)	—
Nomura Securities Co., Ltd.	3,000,000	—	3,000,000	(3,000,000)	—
RBS Securities, Inc.	1,000,000	—	1,000,000	(1,000,000)	—

Total	$27,639,983	$—	$27,639,983	$(27,639,983)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 22%)*	$70,793,143
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 39%)*	$93,236,713

*	During the period ended June 30, 2016, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$108,343,569
Aggregate gross unrealized depreciation	(46,588,138)

Net unrealized appreciation	$61,755,431

Federal income tax cost of investments	$548,483,927

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $520,822,031)	$582,599,375
Repurchase Agreements (Cost $27,639,983)	27,639,983
Cash	70,821,602
Cash held as collateral at broker	3,144,100
Receivable for securities sold	6,933,696
Due from broker for futures variation margin	1,429,605
Dividends, interest and other receivables	597,956
Receivable from Separate Accounts for Trust shares sold	120,396
Security lending income receivable	11,490
Other assets	6,903

Total assets	693,305,106

LIABILITIES
Payable on return of securities loaned	27,639,983
Payable for securities purchased	16,982,947
Investment management fees payable	232,319
Payable to Separate Accounts for Trust shares redeemed	137,434
Distribution fees payable – Class IB	81,917
Administrative fees payable	71,107
Trustees’ fees payable	1,397
Accrued expenses	35,280

Total liabilities	45,182,384

NET ASSETS	$648,122,722

Net assets were comprised of:
Paid in capital	$558,414,669
Accumulated undistributed net investment income (loss)	2,512,158
Accumulated undistributed net realized gain (loss) on investments and futures	26,313,439
Net unrealized appreciation (depreciation) on investments and futures	60,882,456

Net assets	$648,122,722

Class IB
Net asset value, offering and redemption price per share, $402,036,486 / 19,949,278 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.15

Class K
Net asset value, offering and redemption price per share, $246,086,236 / 12,104,752 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.33

(x)	Includes value of securities on loan of $27,105,362.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends	$4,734,650
Interest	70,218
Securities lending (net)	21,632

Total income	4,826,500

EXPENSES
Investment management fees	1,376,026
Distribution fees – Class IB	475,704
Administrative fees	416,238
Professional fees	26,414
Printing and mailing expenses	20,986
Custodian fees	17,425
Trustees’ fees	7,523
Miscellaneous	7,353

Gross expenses	2,347,669
Less: Waiver from investment manager	(30,576)

Net expenses	2,317,093

NET INVESTMENT INCOME (LOSS)	2,509,407

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	20,870,368
Futures	5,023,636

Net realized gain (loss)	25,894,004

Change in unrealized appreciation (depreciation) on:
Investments	16,120,273
Futures	(536,613)

Net change in unrealized appreciation (depreciation)	15,583,660

NET REALIZED AND UNREALIZED GAIN (LOSS)	41,477,664

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$43,987,071

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,509,407	$3,787,305
Net realized gain (loss) on investments, futures and foreign currency transactions	25,894,004	33,365,409
Net change in unrealized appreciation (depreciation) on investments and futures	15,583,660	(57,699,061)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	43,987,071	(20,546,347)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(1,986,129)
Class K	—	(1,779,881)

	—	(3,766,010)

Distributions from net realized capital gains
Class IB	—	(22,013,211)
Class K	—	(12,967,392)

	—	(34,980,603)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(38,746,613)

CAPITAL SHARES TRANSACTIONS:
Class IA (b)
Capital shares repurchased [ 0 and (111) shares, respectively ]	—	(2,433)

Total Class IA transactions	—	(2,433)

Class IB
Capital shares sold [ 934,473 and 1,843,715 shares, respectively ]	17,706,923	38,642,851
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,290,682 shares, respectively ]	—	23,999,340
Capital shares repurchased [ (2,019,252) and (3,434,004) shares, respectively ]	(37,443,937)	(71,144,161)

Total Class IB transactions	(19,737,014)	(8,501,970)

Class K
Capital shares sold [ 1,721,577 and 1,797,961 shares, respectively ]	32,185,371	37,970,396
Capital shares issued in reinvestment of dividends and distributions [ 0 and 787,704 shares, respectively ]	—	14,747,273
Capital shares repurchased [ (2,249,166) and (84,729) shares, respectively ]	(41,454,626)	(1,763,788)

Total Class K transactions	(9,269,255)	50,953,881

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(29,006,269)	42,449,478

TOTAL INCREASE (DECREASE) IN NET ASSETS	14,980,802	(16,843,482)
NET ASSETS:
Beginning of period	633,141,920	649,985,402

End of period (a)	$648,122,722	$633,141,920

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$2,512,158	$2,751

(b) After the close of business on April 13, 2015, operations for Class IA ceased and shares were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	January 1, 2015 to April 13, 2015‡	Year Ended December 31,
Class IA		2014	2013	2012	2011
Net asset value, beginning of period	$20.75	$20.06	$15.93	$13.81	$15.42

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.06	(0.07)†	0.02	0.04
Net realized and unrealized gain (loss) on investments and futures	1.13	1.70	5.08	2.25	(1.27)

Total from investment operations	1.14	1.76	5.01	2.27	(1.23)

Less distributions:
Dividends from net investment income	—	(0.06)	(0.03)	(0.02)	(0.04)
Distributions from net realized gains	—	(1.01)	(0.85)	(0.13)	(0.34)

Total dividends and distributions	—	(1.07)	(0.88)	(0.15)	(0.38)

Net asset value, end of period	$21.89	$20.75	$20.06	$15.93	$13.81

Total return (b)	5.49%	8.81%	31.63%	16.44%	(7.92)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$2	$2	$171	$147
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.87%	0.87%	0.95%	0.95%	0.68%
Before waivers and reimbursements (a)(f)	0.87%	0.87%	0.95%	0.95%	0.72%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.24%	0.30%	(0.40)%	0.14%	0.24%
Before waivers and reimbursements (a)(f)	0.24%	0.30%	(0.40)%	0.13%	0.21%
Portfolio turnover rate^	20%	13%	12%	8%	15%

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IB		2015	2014	2013	2012	2011
Net asset value, beginning of period	$18.75	$20.61	$19.93	$15.83	$13.72	$15.33

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.10	0.06	0.04	0.02	—	#
Net realized and unrealized gain (loss) on investments and futures	1.33	(0.76)	1.69	4.94	2.24	(1.26)

Total from investment operations	1.40	(0.66)	1.75	4.98	2.26	(1.26)

Less distributions:
Dividends from net investment income	—	(0.10)	(0.06)	(0.03)	(0.02)	(0.01)
Distributions from net realized gains	—	(1.10)	(1.01)	(0.85)	(0.13)	(0.34)

Total dividends and distributions	—	(1.20)	(1.07)	(0.88)	(0.15)	(0.35)

Net asset value, end of period	$20.15	$18.75	$20.61	$19.93	$15.83	$13.72

Total return (b)	7.47%	(3.13)%	8.82%	31.64%	16.48%	(8.19)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$402,036	$394,461	$439,683	$462,533	$68,756	$50,221
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%	0.86%	0.88%	0.92%	0.95%	0.93%
Before waivers and reimbursements (a)(f)	0.86%	0.86%	0.88%	0.92%	0.95%	0.97	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.73%	0.48%	0.29%	0.22%	0.14%	0.01%
Before waivers and reimbursements (a)(f)	0.72%	0.48%	0.29%	0.22%	0.14%	(0.03)%
Portfolio turnover rate (z)^	13%	20%	13%	12%	8%	15%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				August 26, 2011* to December 31, 2011
Class K		2015	2014	2013	2012
Net asset value, beginning of period	$18.89	$20.76	$20.07	$15.93	$13.81	$13.43

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.16	0.12	0.07	0.06	0.01
Net realized and unrealized gain (loss) on investments and futures	1.35	(0.78)	1.70	5.00	2.25	0.41

Total from investment operations	1.44	(0.62)	1.82	5.07	2.31	0.42

Less distributions:
Dividends from net investment income	—	(0.15)	(0.12)	(0.08)	(0.06)	(0.04)
Distributions from net realized gains	—	(1.10)	(1.01)	(0.85)	(0.13)	—

Total dividends and distributions	—	(1.25)	(1.13)	(0.93)	(0.19)	(0.04)

Net asset value, end of period	$20.33	$18.89	$20.76	$20.07	$15.93	$13.81

Total return (b)	7.62%	(2.90)%	9.08%	32.01%	16.74%	3.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$246,086	$238,681	$210,300	$158,656	$117,270	$106,694
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%	0.61%	0.63%	0.68%	0.70%	0.67%
Before waivers and reimbursements (a)(f)	0.61%	0.61%	0.63%	0.68%	0.70%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.98%	0.74%	0.56%	0.37%	0.39%	0.28%
Before waivers and reimbursements (a)(f)	0.97%	0.74%	0.56%	0.37%	0.39%	0.25%
Portfolio turnover rate (z)^	13%	20%	13%	12%	8%	15%
*	Commencement of Operations.
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
#	Per share amount is less than $0.005.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA 2000 MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Financials	23.1%
Information Technology	15.5
Industrials	12.5
Health Care	12.2
Consumer Discretionary	12.2
Repurchase Agreements	10.7
Materials	4.1
Utilities	3.9
Consumer Staples	2.8
Energy	2.7
Telecommunication Services	0.8
Investment Companies	0.6
Cash and Other	(1.1)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IB
Actual	$1,000.00	$1,018.80	$4.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.68	4.23
Class K
Actual	1,000.00	1,020.44	2.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.92	2.98

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.84% and 0.59%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (12.2%)
Auto Components (1.0%)
American Axle & Manufacturing Holdings, Inc.*	113,018	$1,636,501
Cooper Tire & Rubber Co.	82,576	2,462,416
Cooper-Standard Holding, Inc.*	21,823	1,723,799
Dana Holding Corp.	222,226	2,346,706
Dorman Products, Inc.*	38,809	2,219,875
Drew Industries, Inc.	34,940	2,964,310
Federal-Mogul Holdings Corp.*	46,496	386,382
Fox Factory Holding Corp.*	32,540	565,220
Gentherm, Inc.*	53,618	1,836,416
Horizon Global Corp.*	23,988	272,264
Metaldyne Performance Group, Inc. (x)	21,671	297,976
Modine Manufacturing Co.*	72,813	640,754
Motorcar Parts of America, Inc.*	26,110	709,670
Spartan Motors, Inc.	45,476	284,680
Standard Motor Products, Inc.	31,317	1,245,790
Stoneridge, Inc.*	37,838	565,300
Strattec Security Corp.	4,718	192,353
Superior Industries International, Inc.	36,649	981,460
Tenneco, Inc.*	83,245	3,880,049
Tower International, Inc.	31,322	644,607
Unique Fabricating, Inc. (x)	8,595	115,087
Workhorse Group, Inc. (x)*	15,234	104,353

		26,075,968

Automobiles (0.0%)
Winnebago Industries, Inc. (x)	39,774	911,620

Distributors (0.1%)
Core-Mark Holding Co., Inc. (x)	66,998	3,139,526
Weyco Group, Inc.	8,303	230,658

		3,370,184

Diversified Consumer Services (0.9%)
American Public Education, Inc.*	22,741	639,022
Apollo Education Group, Inc.*	126,037	1,149,457
Ascent Capital Group, Inc., Class A*	18,503	284,761
Bridgepoint Education, Inc.*	23,341	168,989
Bright Horizons Family Solutions, Inc.*	64,603	4,283,825
Cambium Learning Group, Inc.*	16,233	73,211
Capella Education Co.	16,875	888,300
Career Education Corp.*	90,455	538,207
Carriage Services, Inc.	22,376	529,864
Chegg, Inc. (x)*	117,057	585,285
Collectors Universe, Inc.	9,951	196,532
DeVry Education Group, Inc. (x)	91,098	1,625,188
Grand Canyon Education, Inc.*	66,468	2,653,403
Houghton Mifflin Harcourt Co.*	182,203	2,847,833
K12, Inc.*	52,484	655,525
Liberty Tax, Inc.	10,568	140,766
LifeLock, Inc. (x)*	125,376	1,982,195
Regis Corp.*	55,693	693,378

Sotheby’s, Inc. (x)	77,231	$2,116,129
Strayer Education, Inc.*	16,569	814,035
Weight Watchers International, Inc. (x)*	39,743	462,211

		23,328,116

Hotels, Restaurants & Leisure (3.0%)
Belmond Ltd., Class A*	127,194	1,259,221
Biglari Holdings, Inc.*	1,603	646,554
BJ’s Restaurants, Inc.*	34,271	1,502,098
Bloomin’ Brands, Inc.	166,837	2,981,377
Bob Evans Farms, Inc.	30,202	1,146,166
Bojangles’, Inc.*	14,048	238,114
Boyd Gaming Corp.*	121,549	2,236,502
Buffalo Wild Wings, Inc.*	27,871	3,872,675
Caesars Acquisition Co., Class A*	71,511	802,353
Caesars Entertainment Corp. (x)*	87,668	674,167
Carrols Restaurant Group, Inc.*	52,491	624,643
Century Casinos, Inc.*	27,906	173,854
Cheesecake Factory, Inc.	66,930	3,222,010
Churchill Downs, Inc.	19,872	2,511,026
Chuy’s Holdings, Inc.*	24,571	850,402
ClubCorp Holdings, Inc.	94,062	1,222,806
Cracker Barrel Old Country Store, Inc. (x)	28,215	4,838,026
Dave & Buster’s Entertainment, Inc.*	55,747	2,608,402
Del Frisco’s Restaurant Group, Inc.*	36,931	528,852
Del Taco Restaurants, Inc. (x)*	32,744	297,970
Denny’s Corp.*	114,831	1,232,137
Diamond Resorts International, Inc. (x)*	55,155	1,652,444
DineEquity, Inc.	26,022	2,206,145
El Pollo Loco Holdings, Inc.*	29,452	382,876
Eldorado Resorts, Inc.*	42,495	645,712
Empire Resorts, Inc. (x)*	4,269	67,450
Fiesta Restaurant Group, Inc.*	38,546	840,688
Fogo De Chao, Inc. (x)*	6,870	89,722
Golden Entertainment, Inc. (x)	14,684	171,656
Habit Restaurants, Inc., Class A (x)*	19,711	322,866
International Speedway Corp., Class A	40,638	1,359,341
Interval Leisure Group, Inc.	166,413	2,645,967
Intrawest Resorts Holdings, Inc.*	23,282	302,200
Isle of Capri Casinos, Inc.*	36,501	668,698
J Alexander’s Holdings, Inc.*	18,500	183,705
Jack in the Box, Inc.	48,032	4,126,909
Jamba, Inc. (x)*	18,572	191,106
Kona Grill, Inc. (x)*	11,826	126,775
Krispy Kreme Doughnuts, Inc.*	85,591	1,793,987
La Quinta Holdings, Inc.*	124,506	1,419,368
Lindblad Expeditions Holdings, Inc. (x)*	20,896	201,229
Luby’s, Inc.*	25,983	130,435
Marcus Corp.	30,389	641,208

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Marriott Vacations Worldwide Corp.	33,057	$2,264,074
Monarch Casino & Resort, Inc.*	18,750	411,938
Nathan’s Famous, Inc.*	4,192	186,544
Noodles & Co. (x)*	15,881	155,316
Papa John’s International, Inc.	40,020	2,721,360
Penn National Gaming, Inc.*	110,858	1,546,469
Pinnacle Entertainment, Inc.*	85,669	949,213
Planet Fitness, Inc., Class A*	23,489	443,472
Popeyes Louisiana Kitchen, Inc.*	32,190	1,758,862
Potbelly Corp.*	34,555	433,320
Red Lion Hotels Corp.*	16,819	122,106
Red Robin Gourmet Burgers, Inc.*	20,266	961,216
Red Rock Resorts, Inc., Class A*	44,053	968,285
Ruby Tuesday, Inc.*	83,469	301,323
Ruth’s Hospitality Group, Inc.	50,584	806,815
Scientific Games Corp., Class A (x)*	76,905	706,757
SeaWorld Entertainment, Inc. (x)	98,315	1,408,854
Shake Shack, Inc., Class A (x)*	23,080	840,804
Sonic Corp.	69,446	1,878,514
Speedway Motorsports, Inc.	15,814	280,699
Texas Roadhouse, Inc.	97,573	4,449,329
Wingstop, Inc. (x)*	22,925	624,706
Zoe’s Kitchen, Inc. (x)*	28,291	1,026,115

		78,885,933

Household Durables (1.2%)
Bassett Furniture Industries, Inc.	14,567	348,734
Beazer Homes USA, Inc.*	46,109	357,345
Cavco Industries, Inc.*	12,969	1,215,195
Century Communities, Inc.*	21,745	377,058
CSS Industries, Inc.	13,414	359,629
Ethan Allen Interiors, Inc. (x)	37,610	1,242,635
Flexsteel Industries, Inc.	9,407	372,705
GoPro, Inc., Class A (x)*	148,151	1,601,512
Green Brick Partners, Inc. (x)*	29,315	213,120
Helen of Troy Ltd.*	41,348	4,252,228
Hooker Furniture Corp.	16,631	357,400
Hovnanian Enterprises, Inc., Class A (x)*	170,094	285,758
Installed Building Products, Inc.*	29,648	1,075,926
iRobot Corp.*	39,605	1,389,344
KB Home (x)	123,295	1,875,317
La-Z-Boy, Inc.	72,878	2,027,466
LGI Homes, Inc. (x)*	23,123	738,549
Libbey, Inc.	32,370	514,359
Lifetime Brands, Inc.	14,836	216,457
M.D.C. Holdings, Inc.	57,728	1,405,100
M/I Homes, Inc.*	38,292	721,038
Meritage Homes Corp.*	57,009	2,140,118
NACCO Industries, Inc., Class A	5,579	312,424
New Home Co., Inc. (x)*	18,534	176,814
Taylor Morrison Home Corp., Class A*	46,156	684,955

TopBuild Corp.*	56,720	$2,053,264
TRI Pointe Group, Inc.*	221,487	2,617,976
UCP, Inc., Class A (x)*	10,829	86,849
Universal Electronics, Inc.*	21,323	1,541,227
WCI Communities, Inc.*	32,119	542,811
William Lyon Homes, Class A (x)*	35,485	572,018
ZAGG, Inc.*	41,543	218,101

		31,893,432

Internet & Catalog Retail (0.5%)
1-800-Flowers.com, Inc., Class A*	33,730	304,245
Blue Nile, Inc.	16,387	448,676
Duluth Holdings, Inc., Class B (x)*	14,127	345,546
Etsy, Inc.*	153,255	1,469,715
FTD Cos., Inc.*	25,343	632,561
Gaiam, Inc., Class A (x)*	19,020	147,215
HSN, Inc.	46,277	2,264,334
Lands’ End, Inc. (x)*	22,535	370,025
Liberty TripAdvisor Holdings, Inc., Class A*	106,607	2,332,561
Nutrisystem, Inc.	42,119	1,068,138
Overstock.com, Inc.*	19,209	309,457
PetMed Express, Inc.	27,608	517,926
Shutterfly, Inc.*	50,666	2,361,542
Wayfair, Inc., Class A (x)*	46,432	1,810,848

		14,382,789

Leisure Products (0.3%)
Arctic Cat, Inc. (x)	17,149	291,533
Callaway Golf Co.	138,027	1,409,256
Escalade, Inc.	12,635	129,382
JAKKS Pacific, Inc. (x)*	26,214	207,353
Johnson Outdoors, Inc., Class A	6,969	179,103
Malibu Boats, Inc., Class A*	24,671	298,026
Marine Products Corp.	14,640	123,854
MCBC Holdings, Inc.	10,081	111,395
Nautilus, Inc.*	45,398	809,900
Performance Sports Group Ltd. (x)*	61,663	184,989
Smith & Wesson Holding Corp. (x)*	80,884	2,198,427
Sturm Ruger & Co., Inc.	27,342	1,750,162

		7,693,380

Media (1.7%)
AMC Entertainment Holdings, Inc., Class A	32,061	885,204
Carmike Cinemas, Inc.*	35,919	1,081,880
Central European Media Enterprises Ltd., Class A (x)*	95,912	202,374
Daily Journal Corp. (x)*	1,487	352,404
DreamWorks Animation SKG, Inc., Class A*	113,931	4,656,360
Entercom Communications Corp., Class A	37,824	513,272
Entravision Communications Corp., Class A	95,336	640,658
Eros International plc (x)*	43,064	700,651

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

EW Scripps Co., Class A*	87,315	$1,383,070
Gannett Co., Inc.	171,975	2,374,975
Global Eagle Entertainment, Inc.*	72,097	478,724
Gray Television, Inc.*	92,576	1,004,450
Hemisphere Media Group, Inc. (x)*	14,421	170,168
IMAX Corp.*	87,783	2,587,843
Liberty Braves Group, Class A*	13,519	203,326
Liberty Braves Group, Class C (x)*	46,086	675,621
Liberty Media Group, Class A (x)*	33,766	646,281
Liberty Media Group, Class C*	67,801	1,286,185
Loral Space & Communications, Inc.*	20,531	724,128
MDC Partners, Inc., Class A	75,488	1,380,675
Media General, Inc.*	160,583	2,760,422
Meredith Corp.	55,311	2,871,194
MSG Networks, Inc., Class A*	86,897	1,333,000
National CineMedia, Inc.	92,076	1,425,336
New Media Investment Group, Inc.	58,383	1,054,981
New York Times Co., Class A	184,415	2,231,421
Nexstar Broadcasting Group, Inc., Class A (x)	44,730	2,128,253
Radio One, Inc., Class D (x)*	31,493	100,463
Reading International, Inc., Class A*	22,334	278,952
Saga Communications, Inc., Class A	5,420	214,307
Salem Media Group, Inc.	14,054	101,470
Scholastic Corp.	39,740	1,574,101
Sinclair Broadcast Group, Inc., Class A	97,566	2,913,321
Time, Inc.	150,409	2,475,732
Townsquare Media, Inc., Class A (x)*	10,261	80,959
tronc, Inc.	36,642	505,660
World Wrestling Entertainment, Inc., Class A (x)	52,741	970,962

		44,968,783

Multiline Retail (0.2%)
Big Lots, Inc.	73,500	3,683,085
Fred’s, Inc., Class A	56,238	905,994
Ollie’s Bargain Outlet Holdings, Inc. (x)*	29,900	744,211
Sears Holdings Corp. (x)*	15,785	214,834
Tuesday Morning Corp.*	69,554	488,269

		6,036,393

Specialty Retail (2.4%)
Aaron’s, Inc.	96,414	2,110,502
Abercrombie & Fitch Co., Class A	100,527	1,790,386
American Eagle Outfitters, Inc. (x)	245,780	3,915,275
America’s Car-Mart, Inc. (x)*	11,866	335,096
Asbury Automotive Group, Inc.*	30,390	1,602,769
Ascena Retail Group, Inc. (x)*	253,879	1,774,614

Barnes & Noble Education, Inc.*	58,311	$591,857
Barnes & Noble, Inc.	92,338	1,048,036
Big 5 Sporting Goods Corp.	23,713	219,820
Boot Barn Holdings, Inc. (x)*	16,997	146,514
Buckle, Inc. (x)	40,782	1,059,924
Build-A-Bear Workshop, Inc.*	18,918	253,880
Caleres, Inc.	62,126	1,504,070
Cato Corp., Class A	37,659	1,420,497
Chico’s FAS, Inc.	195,213	2,090,731
Children’s Place, Inc. (x)	27,619	2,214,491
Citi Trends, Inc.	21,226	329,640
Conn’s, Inc. (x)*	34,060	256,131
Container Store Group, Inc. (x)*	21,378	114,372
Destination XL Group, Inc.*	48,776	222,906
DSW, Inc., Class A (x)	98,741	2,091,334
Express, Inc.*	107,918	1,565,890
Finish Line, Inc., Class A	61,361	1,238,879
Five Below, Inc.*	79,156	3,673,630
Francesca’s Holdings Corp.*	63,111	697,377
Genesco, Inc.*	30,414	1,955,924
GNC Holdings, Inc., Class A	100,754	2,447,315
Group 1 Automotive, Inc.	30,633	1,512,045
Guess?, Inc. (x)	87,687	1,319,689
Haverty Furniture Cos., Inc.	27,808	501,378
Hibbett Sports, Inc. (x)*	33,683	1,171,832
Kirkland’s, Inc.*	23,696	347,857
Lithia Motors, Inc., Class A	34,903	2,480,556
Lumber Liquidators Holdings, Inc. (x)*	37,356	576,030
MarineMax, Inc.*	37,626	638,513
Mattress Firm Holding Corp. (x)*	25,030	839,757
Monro Muffler Brake, Inc.	46,002	2,923,887
Office Depot, Inc.*	811,895	2,687,372
Outerwall, Inc. (x)	25,392	1,066,464
Party City Holdco, Inc.*	39,389	547,901
Pier 1 Imports, Inc. (x)	124,409	639,462
Rent-A-Center, Inc. (x)	78,270	961,156
Restoration Hardware Holdings, Inc. (x)*	57,039	1,635,879
Sears Hometown and Outlet Stores, Inc.*	12,974	87,445
Select Comfort Corp.*	68,525	1,465,065
Shoe Carnival, Inc.	23,485	588,534
Sonic Automotive, Inc., Class A	41,805	715,284
Sportsman’s Warehouse Holdings, Inc. (x)*	38,489	310,221
Stage Stores, Inc. (x)	44,658	217,931
Stein Mart, Inc.	44,832	346,103
Tailored Brands, Inc. (x)	68,648	869,084
Tile Shop Holdings, Inc. (x)*	48,034	954,916
Tilly’s, Inc., Class A*	14,982	86,746
Vitamin Shoppe, Inc.*	37,576	1,148,698
West Marine, Inc.*	23,549	197,576
Winmark Corp.	3,445	343,363
Zumiez, Inc. (x)*	27,579	394,656

		64,247,260

Textiles, Apparel & Luxury Goods (0.9%)
Columbia Sportswear Co.	39,730	2,286,064
Crocs, Inc.*	104,928	1,183,588

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Culp, Inc.	15,749	$435,145
Deckers Outdoor Corp.*	48,089	2,766,079
Delta Apparel, Inc.*	10,006	225,635
Fossil Group, Inc. (x)*	61,506	1,754,766
G-III Apparel Group Ltd.*	63,201	2,889,550
Iconix Brand Group, Inc. (x)*	63,806	431,329
Movado Group, Inc.	24,146	523,485
Oxford Industries, Inc.	22,307	1,263,023
Perry Ellis International, Inc.*	18,634	374,916
Sequential Brands Group, Inc. (x)*	55,385	441,972
Steven Madden Ltd.*	90,528	3,094,247
Superior Uniform Group, Inc.	12,427	237,232
Tumi Holdings, Inc.*	83,192	2,224,554
Unifi, Inc.*	22,922	624,166
Vera Bradley, Inc.*	29,229	414,175
Vince Holding Corp. (x)*	38,686	211,999
Wolverine World Wide, Inc.	142,950	2,904,744

		24,286,669

Total Consumer Discretionary		326,080,527

Consumer Staples (2.8%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*	13,235	2,263,582
Coca-Cola Bottling Co. Consolidated	6,996	1,031,700
Craft Brew Alliance, Inc. (x)*	13,759	158,504
MGP Ingredients, Inc.	18,402	703,509
National Beverage Corp.*	16,636	1,044,907
Primo Water Corp.*	29,835	352,351

		5,554,553

Food & Staples Retailing (0.6%)
Andersons, Inc.	39,725	1,411,826
Chefs’ Warehouse, Inc.*	28,399	454,384
Ingles Markets, Inc., Class A	20,698	772,035
Natural Grocers by Vitamin Cottage, Inc. (x)*	12,348	161,141
Performance Food Group Co.*	54,854	1,476,121
PriceSmart, Inc.	29,577	2,767,520
Smart & Final Stores, Inc.*	33,284	495,599
SpartanNash Co.	56,017	1,713,000
SUPERVALU, Inc.*	390,840	1,844,765
United Natural Foods, Inc.*	72,955	3,414,294
Village Super Market, Inc., Class A	9,149	264,315
Weis Markets, Inc.	14,486	732,267

		15,507,267

Food Products (1.3%)
Alico, Inc.	4,941	149,465
Amplify Snack Brands, Inc. (x)*	43,103	635,769
B&G Foods, Inc.	91,475	4,409,095
Calavo Growers, Inc.	22,783	1,526,461
Cal-Maine Foods, Inc. (x)	45,031	1,995,774
Darling Ingredients, Inc.*	241,689	3,601,166
Dean Foods Co.	137,464	2,486,724
Farmer Brothers Co.*	11,866	380,424
Fresh Del Monte Produce, Inc.	48,387	2,633,704
Freshpet, Inc. (x)*	32,209	300,510

Inventure Foods, Inc.*	25,447	$198,741
J&J Snack Foods Corp.	22,117	2,637,895
John B. Sanfilippo & Son, Inc.	12,202	520,171
Lancaster Colony Corp.	27,617	3,524,205
Landec Corp.*	35,385	380,743
Lifeway Foods, Inc.*	6,854	66,278
Limoneira Co. (x)	15,159	267,102
Omega Protein Corp.*	31,996	639,600
Sanderson Farms, Inc.	29,624	2,566,623
Seaboard Corp.*	388	1,113,808
Seneca Foods Corp., Class A*	10,342	374,484
Snyder’s-Lance, Inc.	118,909	4,029,826
Tootsie Roll Industries, Inc. (x)	25,765	992,726

		35,431,294

Household Products (0.3%)
Central Garden & Pet Co.*	12,851	293,388
Central Garden & Pet Co., Class A*	51,490	1,117,848
HRG Group, Inc.*	173,884	2,387,427
Oil-Dri Corp. of America	7,361	254,175
Orchids Paper Products Co. (x)	12,992	462,126
WD-40 Co.	21,095	2,477,608

		6,992,572

Personal Products (0.2%)
Avon Products, Inc.	642,975	2,430,445
Elizabeth Arden, Inc.*	35,230	484,765
Inter Parfums, Inc.	25,174	719,221
Lifevantage Corp. (x)*	19,505	265,268
Medifast, Inc.	15,881	528,361
Natural Health Trends Corp. (x)	11,606	327,173
Nature’s Sunshine Products, Inc.	12,758	121,584
Nutraceutical International Corp.*	13,123	303,797
Revlon, Inc., Class A*	16,392	527,495
Synutra International, Inc.*	28,491	108,551
USANA Health Sciences, Inc.*	7,853	875,060

		6,691,720

Tobacco (0.2%)
Alliance One International, Inc.*	11,332	174,513
Turning Point Brands, Inc.*	8,518	87,480
Universal Corp.	32,126	1,854,955
Vector Group Ltd. (x)	130,188	2,918,815

		5,035,763

Total Consumer Staples		75,213,169

Energy (2.7%)
Energy Equipment & Services (0.9%)
Archrock, Inc.	104,626	985,577
Atwood Oceanics, Inc. (x)	90,015	1,126,988
Bristow Group, Inc.	52,118	594,666
CARBO Ceramics, Inc. (x)	26,942	352,940
Dawson Geophysical Co.*	27,547	224,508
Era Group, Inc.*	28,134	264,460
Exterran Corp.*	47,057	604,682
Fairmount Santrol Holdings, Inc. (x)*	96,056	740,592
Forum Energy Technologies, Inc.*	88,351	1,529,356

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares		Value (Note 1)

Geospace Technologies Corp.*	16,952		$277,504
Helix Energy Solutions Group, Inc.*	147,977		1,000,324
Hornbeck Offshore Services, Inc. (x)*	44,423		370,488
Independence Contract Drilling, Inc. (x)*	40,937		222,288
Matrix Service Co.*	40,946		675,200
McDermott International, Inc.*	351,611		1,736,958
Natural Gas Services Group, Inc.*	17,012		389,575
Newpark Resources, Inc.*	115,648		669,602
Oil States International, Inc.*	74,666		2,455,018
Parker Drilling Co.*	165,371		378,700
PHI, Inc. (Non-Voting)*	16,348		292,302
Pioneer Energy Services Corp.*	85,081		391,373
RigNet, Inc.*	16,168		216,489
SEACOR Holdings, Inc.*	23,627		1,369,185
Seadrill Ltd. (x)*	553,089		1,792,008
Tesco Corp.	63,720		426,287
TETRA Technologies, Inc.*	119,485		761,119
Tidewater, Inc. (x)	63,503		280,048
U.S. Silica Holdings, Inc. (x)	94,234		3,248,246
Unit Corp.*	74,344		1,156,793
Willbros Group, Inc. (x)*	57,422		145,278

			24,678,554

Oil, Gas & Consumable Fuels (1.8%)
Abraxas Petroleum Corp.*	174,391		197,062
Adams Resources & Energy, Inc.	2,939		113,152
Alon USA Energy, Inc.	42,546		275,698
Ardmore Shipping Corp.	31,339		212,165
Bill Barrett Corp. (x)*	76,288		487,480
California Resources Corp. (x)	46,206		563,713
Callon Petroleum Co.*	178,354		2,002,915
Carrizo Oil & Gas, Inc. (x)*	82,117		2,943,894
Clayton Williams Energy, Inc. (x)*	8,180		224,623
Clean Energy Fuels Corp. (x)*	122,577		425,342
Cobalt International Energy, Inc. (x)*	592,047		793,343
Contango Oil & Gas Co.*	23,625		289,170
CVR Energy, Inc. (x)	22,303		345,697
Delek U.S. Holdings, Inc.	90,120		1,190,485
Denbury Resources, Inc.*	514,572		1,847,314
DHT Holdings, Inc.	138,456		696,434
Dorian LPG Ltd.*	33,921		239,143
Earthstone Energy, Inc.*	1,364		14,704
Eclipse Resources Corp. (x)*	60,758		202,932
EP Energy Corp., Class A (x)*	55,530		287,645
Erin Energy Corp. (x)*	16,482		39,722
Evolution Petroleum Corp.	29,533		161,546
EXCO Resources, Inc. (x)*	205,305		266,897
Frontline Ltd. (x)	95,255		749,657
GasLog Ltd. (x)	57,378		744,766
Gener8 Maritime, Inc.*	55,539		355,450
Golar LNG Ltd.	129,887		2,013,249
Green Plains, Inc.	53,415		1,053,344
Isramco, Inc.*	1,124		92,449
Jones Energy, Inc., Class A*	42,715		175,986
Matador Resources Co. (x)*	121,921		2,414,036

Navios Maritime Acquisition Corp.	112,220		$176,185
Nordic American Tankers Ltd. (x)	130,515		1,812,853
Northern Oil and Gas, Inc. (x)*	70,340		324,971
Oasis Petroleum, Inc.*	263,533		2,461,398
Overseas Shipholding Group, Inc., Class A	52,634		578,448
Pacific Ethanol, Inc. (x)*	44,227		241,037
Panhandle Oil and Gas, Inc., Class A	22,515		375,325
Par Pacific Holdings, Inc. (x)*	40,227		617,082
PDC Energy, Inc.*	67,879		3,910,509
Renewable Energy Group, Inc. (x)*	60,729		536,237
REX American Resources Corp.*	8,229		492,341
Ring Energy, Inc.*	53,631		473,025
RSP Permian, Inc.*	115,680		4,036,075
Sanchez Energy Corp. (x)*	69,153		488,220
Scorpio Tankers, Inc.	243,185		1,021,377
SemGroup Corp., Class A	65,111		2,120,014
Ship Finance International Ltd. (x)	85,801		1,264,707
Stone Energy Corp. (x)*	—	@	2
Synergy Resources Corp.*	273,389		1,820,771
Teekay Corp.	63,473		452,563
Teekay Tankers Ltd., Class A	170,184		507,148
W&T Offshore, Inc. (x)*	47,923		111,181
Western Refining, Inc. (x)	100,137		2,065,826
Westmoreland Coal Co. (x)*	25,008		238,076

			47,545,384

Total Energy			72,223,938

Financials (23.1%)
Banks (8.8%)
1st Source Corp.	24,423		791,061
Access National Corp.	12,212		238,256
ACNB Corp. (x)	7,941		199,399
Allegiance Bancshares, Inc.*	15,572		387,431
American National Bankshares, Inc.	11,753		295,941
Ameris Bancorp	50,073		1,487,168
Ames National Corp.	11,842		317,602
Arrow Financial Corp.	15,183		459,893
Atlantic Capital Bancshares, Inc. (x)*	24,231		350,380
Avenue Financial Holdings, Inc. (x)*	11,963		235,073
Banc of California, Inc.	72,708		1,316,015
BancFirst Corp.	11,818		712,862
Banco Latinoamericano de Comercio Exterior S.A., Class E	45,322		1,201,033
Bancorp, Inc.*	46,370		279,147
BancorpSouth, Inc.	127,976		2,903,775
Bank of Marin Bancorp/California	8,049		389,330
Bank of the Ozarks, Inc. (x)	123,565		4,636,159
Bankwell Financial Group, Inc. (x)	8,201		180,914

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Banner Corp.	43,824	$1,864,273
Bar Harbor Bankshares	8,683	304,773
BBCN Bancorp, Inc.	113,804	1,697,956
Berkshire Hills Bancorp, Inc.	43,908	1,182,003
Blue Hills Bancorp, Inc.	39,035	576,157
BNC Bancorp	55,397	1,258,066
Boston Private Financial Holdings, Inc.	121,727	1,433,944
Bridge Bancorp, Inc.	24,641	699,804
Brookline Bancorp, Inc.	102,582	1,131,479
Bryn Mawr Bank Corp.	24,503	715,488
BSB Bancorp, Inc./Massachusetts*	12,191	276,126
C&F Financial Corp. (x)	4,285	191,797
C1 Financial, Inc.*	11,052	257,843
Camden National Corp.	14,766	620,172
Capital Bank Financial Corp., Class A	30,559	880,099
Capital City Bank Group, Inc.	13,317	185,373
Cardinal Financial Corp.	48,259	1,058,802
Carolina Financial Corp. (x)	13,864	258,980
Cascade Bancorp*	40,884	226,497
Cathay General Bancorp	109,734	3,094,499
CenterState Banks, Inc.	67,503	1,063,172
Central Pacific Financial Corp.	44,119	1,041,208
Central Valley Community Bancorp	11,299	158,186
Century Bancorp, Inc./Massachusetts, Class A	5,283	223,629
Chemical Financial Corp. (x)	56,111	2,092,379
Chemung Financial Corp. (x)	4,015	117,840
Citizens & Northern Corp.	16,462	332,862
City Holding Co.	22,683	1,031,396
CNB Financial Corp./Pennsylvania	21,175	376,915
CoBiz Financial, Inc.	53,902	630,653
Codorus Valley Bancorp, Inc.	10,489	213,661
Columbia Banking System, Inc.	85,244	2,391,947
Community Bank System, Inc.	63,277	2,600,052
Community Trust Bancorp, Inc.	23,661	820,090
CommunityOne Bancorp*	14,760	186,566
ConnectOne Bancorp, Inc.	46,580	730,840
County Bancorp, Inc. (x)	5,871	121,060
CU Bancorp*	23,094	524,927
Customers Bancorp, Inc.*	36,999	929,785
CVB Financial Corp.	149,813	2,455,435
Eagle Bancorp, Inc.*	45,108	2,170,146
Enterprise Bancorp, Inc./Massachusetts (x)	9,403	225,578
Enterprise Financial Services Corp.	27,456	765,748
Equity Bancshares, Inc., Class A (x)*	7,034	155,733
F.N.B. Corp./Pennsylvania	308,347	3,866,671
Farmers Capital Bank Corp.	10,756	294,177
Farmers National Banc Corp.	31,607	278,142
FCB Financial Holdings, Inc., Class A*	44,277	1,505,418
Fidelity Southern Corp.	30,026	470,507
Financial Institutions, Inc.	20,601	537,068
First Bancorp, Inc./Maine	14,042	302,465

First Bancorp/North Carolina	28,900	$508,062
First BanCorp/Puerto Rico*	171,581	681,177
First Busey Corp.	45,248	967,855
First Business Financial Services, Inc.	12,018	282,062
First Citizens BancShares, Inc./North Carolina, Class A	11,094	2,872,348
First Commonwealth Financial Corp.	131,284	1,207,813
First Community Bancshares, Inc./Virginia	22,552	506,067
First Community Financial Partners, Inc. (x)*	16,210	142,648
First Connecticut Bancorp, Inc./Connecticut	23,492	389,028
First Financial Bancorp	89,468	1,740,153
First Financial Bankshares, Inc. (x)	92,795	3,042,748
First Financial Corp./Indiana	15,022	550,106
First Financial Northwest, Inc. (x)	11,737	155,867
First Foundation, Inc.*	19,019	408,909
First Internet Bancorp	7,386	175,935
First Interstate BancSystem, Inc., Class A	29,777	836,734
First Merchants Corp.	58,655	1,462,269
First Mid-Illinois Bancshares, Inc. (x)	6,922	173,050
First Midwest Bancorp, Inc./Illinois	117,945	2,071,114
First NBC Bank Holding Co.*	20,579	345,521
First Northwest Bancorp (x)*	15,710	200,145
First of Long Island Corp.	20,697	593,383
FirstMerit Corp.	242,955	4,924,698
Flushing Financial Corp.	43,735	869,452
Franklin Financial Network, Inc.*	13,749	431,169
Fulton Financial Corp.	254,106	3,430,431
German American Bancorp, Inc.	22,140	707,816
Glacier Bancorp, Inc.	111,823	2,972,255
Great Southern Bancorp, Inc.	15,625	577,656
Great Western Bancorp, Inc.	86,717	2,735,054
Green Bancorp, Inc.*	25,101	218,881
Guaranty Bancorp	22,507	375,867
Hampton Roads Bankshares, Inc.*	46,207	82,711
Hancock Holding Co.	113,802	2,971,370
Hanmi Financial Corp.	47,715	1,120,825
Heartland Financial USA, Inc.	32,089	1,132,421
Heritage Commerce Corp.	37,573	395,644
Heritage Financial Corp./Washington	46,631	819,773
Heritage Oaks Bancorp	31,447	249,689
Hilltop Holdings, Inc.*	110,620	2,321,914
Home BancShares, Inc./Arkansas	177,601	3,514,724
HomeTrust Bancshares, Inc.*	27,922	516,557
Horizon Bancorp/Indiana	17,549	441,182
IBERIABANK Corp.	60,098	3,589,654
Independent Bank Corp./Massachusetts	38,159	1,743,866

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Independent Bank Corp./Michigan	31,991	$464,189
Independent Bank Group, Inc.	16,242	696,944
International Bancshares Corp.	80,083	2,089,365
Investors Bancorp, Inc.	438,890	4,862,901
Lakeland Bancorp, Inc.	56,069	638,065
Lakeland Financial Corp.	24,385	1,146,339
LCNB Corp.	10,732	169,566
LegacyTexas Financial Group, Inc.	65,599	1,765,269
Live Oak Bancshares, Inc.	27,560	388,872
Macatawa Bank Corp.	34,399	255,241
MainSource Financial Group, Inc.	33,497	738,609
MB Financial, Inc.	103,505	3,755,161
MBT Financial Corp.	23,847	190,776
Mercantile Bank Corp.	23,247	554,673
Merchants Bancshares, Inc./Vermont	8,127	247,711
Middleburg Financial Corp. (x)	6,238	169,674
Midland States Bancorp, Inc. (x)*	5,496	119,208
MidWestOne Financial Group, Inc.	10,917	311,790
MutualFirst Financial, Inc. (x)	6,449	176,380
National Bank Holdings Corp., Class A	39,932	813,016
National Bankshares, Inc./Virginia (x)	9,025	315,153
National Commerce Corp.*	12,271	286,160
NBT Bancorp, Inc.	63,247	1,810,762
Nicolet Bankshares, Inc. (x)*	11,305	430,494
Northrim BanCorp, Inc.	8,938	234,980
OFG Bancorp	60,323	500,681
Old Line Bancshares, Inc.	11,126	200,268
Old National Bancorp/Indiana	194,897	2,442,059
Old Second Bancorp, Inc.	37,568	256,589
Opus Bank	25,241	853,146
Orrstown Financial Services, Inc.	8,796	158,768
Pacific Continental Corp.	26,557	417,210
Pacific Mercantile Bancorp*	20,344	144,442
Pacific Premier Bancorp, Inc.*	39,771	954,504
Park National Corp.	19,526	1,792,096
Park Sterling Corp.	74,972	531,552
Peapack-Gladstone Financial Corp.	27,024	500,214
Penns Woods Bancorp, Inc. (x)	6,542	274,699
Peoples Bancorp, Inc./Ohio	24,275	528,952
Peoples Financial Services Corp.	9,995	391,204
People’s Utah Bancorp	18,111	300,643
Pinnacle Financial Partners, Inc.	58,864	2,875,506
Preferred Bank/California	17,634	509,182
Premier Financial Bancorp, Inc. (x)	11,001	185,367
PrivateBancorp, Inc.	115,538	5,087,138
Prosperity Bancshares, Inc.	98,669	5,031,132
QCR Holdings, Inc.	17,214	468,049
Renasant Corp.	59,951	1,938,216
Republic Bancorp, Inc./Kentucky, Class A	13,348	368,805

Republic First Bancorp, Inc. (x)*	44,863	$193,360
S&T Bancorp, Inc.	50,387	1,231,962
Sandy Spring Bancorp, Inc.	37,373	1,086,059
Seacoast Banking Corp. of Florida*	43,307	703,306
ServisFirst Bancshares, Inc. (x)	34,011	1,679,803
Shore Bancshares, Inc.	16,719	196,448
Sierra Bancorp	16,316	272,314
Simmons First National Corp., Class A	43,406	2,004,706
South State Corp.	35,301	2,402,233
Southern First Bancshares, Inc.*	7,781	187,522
Southern National Bancorp of Virginia, Inc. (x)	14,566	176,977
Southside Bancshares, Inc.	36,898	1,140,886
Southwest Bancorp, Inc./Oklahoma	26,350	446,106
State Bank Financial Corp.	54,303	1,105,066
Sterling Bancorp/Delaware	186,194	2,923,246
Stock Yards Bancorp, Inc.	33,549	947,088
Stonegate Bank	17,113	552,237
Suffolk Bancorp	17,393	544,575
Summit Financial Group, Inc. (x)	10,645	186,288
Sun Bancorp, Inc./New Jersey*	15,114	312,255
Talmer Bancorp, Inc., Class A	86,320	1,654,754
Texas Capital Bancshares, Inc.*	67,970	3,178,277
Tompkins Financial Corp.	21,856	1,420,640
Towne Bank/Virginia (x)	81,679	1,768,350
TriCo Bancshares	30,977	854,965
TriState Capital Holdings, Inc.*	32,608	447,708
Triumph Bancorp, Inc.*	20,688	331,008
Trustmark Corp.	98,994	2,460,001
UMB Financial Corp.	65,706	3,496,216
Umpqua Holdings Corp.	324,456	5,019,334
Union Bankshares Corp.	65,478	1,617,961
Union Bankshares, Inc./Vermont (x)	4,912	178,600
United Bankshares, Inc./West Virginia (x)	97,004	3,638,620
United Community Banks, Inc./Georgia	102,273	1,870,573
Univest Corp. of Pennsylvania	28,487	598,797
Valley National Bancorp	362,877	3,309,438
Veritex Holdings, Inc.*	11,112	178,014
Washington Trust Bancorp, Inc.	22,558	855,399
WashingtonFirst Bankshares, Inc. (x)	11,020	238,142
Webster Financial Corp.	134,907	4,580,093
WesBanco, Inc.	52,855	1,641,148
West Bancorp, Inc.	23,860	443,557
Westamerica Bancorp (x)	36,515	1,798,729
Wilshire Bancorp, Inc.	103,335	1,076,751
Wintrust Financial Corp.	71,175	3,629,925
Yadkin Financial Corp.	73,506	1,844,266
Your Community Bankshares, Inc. (x)	7,179	266,772

		234,398,624

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Capital Markets (1.1%)
Actua Corp.*	55,424	$500,479
Arlington Asset Investment Corp., Class A (x)	22,843	297,187
Associated Capital Group, Inc., Class A (x)	8,875	254,535
B. Riley Financial, Inc. (x)	12,168	116,569
BGC Partners, Inc., Class A	319,416	2,782,113
Calamos Asset Management, Inc., Class A	24,004	175,469
Cohen & Steers, Inc.	30,273	1,224,240
Cowen Group, Inc., Class A (x)*	150,107	444,317
Diamond Hill Investment Group, Inc.	4,528	853,166
Evercore Partners, Inc., Class A	57,565	2,543,797
FBR & Co.	8,139	121,515
Fifth Street Asset Management, Inc.	7,165	28,947
Financial Engines, Inc. (x)	78,668	2,035,141
GAMCO Investors, Inc., Class A	8,875	290,834
Greenhill & Co., Inc.	43,940	707,434
Hennessy Advisors, Inc. (x)	4,022	134,616
Houlihan Lokey, Inc.	19,783	442,546
INTL FCStone, Inc.*	23,392	638,368
Investment Technology Group, Inc.	46,659	780,139
Janus Capital Group, Inc.	212,532	2,958,445
KCG Holdings, Inc., Class A*	77,444	1,030,005
Ladenburg Thalmann Financial Services, Inc.*	140,602	331,821
Manning & Napier, Inc.	20,092	190,874
Medley Management, Inc., Class A (x)	8,854	52,062
Moelis & Co., Class A	27,032	608,220
OM Asset Management plc	58,506	781,055
Oppenheimer Holdings, Inc., Class A	14,296	221,016
Piper Jaffray Cos.*	22,662	854,357
PJT Partners, Inc., Class A (x)	25,620	589,260
Pzena Investment Management, Inc., Class A	16,168	123,039
Safeguard Scientifics, Inc.*	27,508	343,575
Silvercrest Asset Management Group, Inc., Class A (x)	9,172	112,265
Stifel Financial Corp.*	94,715	2,978,787
Virtu Financial, Inc., Class A	37,395	673,110
Virtus Investment Partners, Inc. (x)	9,391	668,451
Waddell & Reed Financial, Inc., Class A	45,963	791,483
Walter Investment Management Corp. (x)*	30,264	83,529
Westwood Holdings Group, Inc.	11,738	608,028
WisdomTree Investments, Inc. (x)	163,119	1,596,935

		29,967,729

Consumer Finance (0.4%)
Cash America International, Inc.	35,708	1,521,875
Encore Capital Group, Inc. (x)*	35,676	839,456

Enova International, Inc.*	37,163	$273,520
EZCORP, Inc., Class A*	69,373	524,460
First Cash Financial Services, Inc.	40,611	2,084,563
Green Dot Corp., Class A*	62,692	1,441,289
LendingClub Corp. (x)*	483,216	2,077,829
Nelnet, Inc., Class A	30,228	1,050,423
PRA Group, Inc. (x)*	69,125	1,668,677
Regional Management Corp.*	15,640	229,282
World Acceptance Corp. (x)*	10,136	462,202

		12,173,576

Diversified Financial Services (0.1%)
BBX Capital Corp., Class A*	4,185	64,323
FNFV Group*	98,559	1,130,472
GAIN Capital Holdings, Inc.	52,557	332,160
Marlin Business Services Corp.	11,662	190,091
NewStar Financial, Inc.*	32,115	270,408
On Deck Capital, Inc. (x)*	68,413	352,327
PICO Holdings, Inc.*	34,249	323,996
Resource America, Inc., Class A	21,659	210,526
Tiptree Financial, Inc., Class A	38,707	212,114

		3,086,417

Insurance (2.1%)
Ambac Financial Group, Inc.*	59,229	974,909
American Equity Investment Life Holding Co.	110,694	1,577,390
AMERISAFE, Inc.	27,948	1,710,977
Argo Group International Holdings Ltd.	42,806	2,221,631
Atlas Financial Holdings, Inc.*	14,770	254,339
Baldwin & Lyons, Inc., Class B	14,523	358,137
Blue Capital Reinsurance Holdings Ltd.	7,980	147,710
Citizens, Inc./Texas (x)*	66,100	502,360
CNO Financial Group, Inc.	265,126	4,629,100
Crawford & Co., Class B	20,102	170,666
Donegal Group, Inc., Class A	12,728	209,885
eHealth, Inc.*	24,170	338,863
EMC Insurance Group, Inc.	13,392	371,226
Employers Holdings, Inc.	46,002	1,334,978
Enstar Group Ltd.*	16,737	2,711,227
FBL Financial Group, Inc., Class A	14,800	897,916
Federated National Holding Co.	19,933	379,524
Fidelity & Guaranty Life (x)	18,198	421,830
Genworth Financial, Inc., Class A*	540,023	1,393,259
Global Indemnity plc*	11,726	322,817
Greenlight Capital Reinsurance Ltd., Class A*	45,487	917,018
Hallmark Financial Services, Inc.*	19,655	227,802
HCI Group, Inc.	12,100	330,088
Heritage Insurance Holdings, Inc.	38,228	457,589
Horace Mann Educators Corp.	59,554	2,012,330
Independence Holding Co.	10,986	197,418
Infinity Property & Casualty Corp.	15,570	1,255,876
Investors Title Co.	1,873	178,403

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

James River Group Holdings Ltd.	20,786	$705,893
Kemper Corp.	58,928	1,825,589
Maiden Holdings Ltd.	86,008	1,052,738
MBIA, Inc.*	193,204	1,319,583
National General Holdings Corp.	71,006	1,520,949
National Interstate Corp.	11,431	345,788
National Western Life Group, Inc., Class A	3,464	676,415
Navigators Group, Inc.	16,569	1,523,851
OneBeacon Insurance Group Ltd., Class A	31,165	430,077
Patriot National, Inc. (x)*	12,380	101,268
Primerica, Inc. (x)	69,559	3,981,557
RLI Corp.	56,289	3,871,557
Safety Insurance Group, Inc.	21,769	1,340,535
Selective Insurance Group, Inc.	81,938	3,130,851
State Auto Financial Corp.	23,199	508,290
State National Cos., Inc.	49,768	524,057
Stewart Information Services Corp.	31,686	1,312,117
Third Point Reinsurance Ltd.*	99,488	1,165,999
Trupanion, Inc. (x)*	22,501	298,138
United Fire Group, Inc.	31,664	1,343,504
United Insurance Holdings Corp. (x)	26,539	434,709
Universal Insurance Holdings, Inc. (x)	43,475	807,766
WMIH Corp. (x)*	288,535	640,548

		55,367,047

Real Estate Investment Trusts (REITs) (8.4%)
Acadia Realty Trust (REIT)	104,445	3,709,886
AG Mortgage Investment Trust, Inc. (REIT)	41,452	598,567
Agree Realty Corp. (REIT)	34,437	1,661,241
Alexander’s, Inc. (REIT)	3,171	1,297,668
Altisource Residential Corp. (REIT)	78,374	720,257
American Assets Trust, Inc. (REIT)	57,545	2,442,210
American Capital Mortgage Investment Corp. (REIT)	70,301	1,110,053
Anworth Mortgage Asset Corp. (REIT)	150,341	706,603
Apollo Commercial Real Estate Finance, Inc. (REIT) (x)	86,601	1,391,678
Apollo Residential Mortgage, Inc. (REIT)	45,651	611,723
Ares Commercial Real Estate Corp. (REIT)	41,870	514,582
Armada Hoffler Properties, Inc. (REIT)	54,373	747,085
ARMOUR Residential REIT, Inc. (REIT) (x)	54,990	1,099,795
Ashford Hospitality Prime, Inc. (REIT)	41,686	589,440
Ashford Hospitality Trust, Inc. (REIT)	119,015	639,111
Bluerock Residential Growth REIT, Inc. (REIT)	28,974	376,662

Capstead Mortgage Corp. (REIT) (x)	140,056	$1,358,543
CareTrust REIT, Inc. (REIT)	84,732	1,167,607
CatchMark Timber Trust, Inc. (REIT), Class A	57,370	701,061
CBL & Associates Properties, Inc. (REIT)	246,080	2,291,005
Cedar Realty Trust, Inc. (REIT)	118,440	880,009
Chatham Lodging Trust (REIT)	56,884	1,250,310
Chesapeake Lodging Trust (REIT)	87,556	2,035,677
City Office REIT, Inc. (REIT) (x)	27,179	352,783
Colony Capital, Inc. (REIT), Class A (x)	164,717	2,528,406
Colony Starwood Homes (REIT) (x)	95,616	2,908,639
Community Healthcare Trust, Inc. (REIT)	18,231	385,403
CorEnergy Infrastructure Trust, Inc. (REIT) (x)	17,980	518,723
CoreSite Realty Corp. (REIT)	49,428	4,383,769
Cousins Properties, Inc. (REIT)	312,962	3,254,805
CYS Investments, Inc. (REIT)	227,837	1,906,996
DiamondRock Hospitality Co. (REIT)	294,387	2,658,315
DuPont Fabros Technology, Inc. (REIT)	109,842	5,221,889
Dynex Capital, Inc. (REIT)	76,836	533,242
Easterly Government Properties, Inc. (REIT)	34,906	688,695
EastGroup Properties, Inc. (REIT)	46,596	3,211,396
Education Realty Trust, Inc. (REIT)	98,005	4,521,951
Farmland Partners, Inc. (REIT) (x)	18,110	205,005
FelCor Lodging Trust, Inc. (REIT)	203,083	1,265,207
First Industrial Realty Trust, Inc. (REIT)	171,189	4,762,478
First Potomac Realty Trust (REIT)	88,736	816,371
Four Corners Property Trust, Inc. (REIT)	58,797	1,210,630
Franklin Street Properties Corp. (REIT)	142,293	1,745,935
Geo Group, Inc. (REIT)	109,627	3,747,051
Getty Realty Corp. (REIT)	40,744	873,959
Gladstone Commercial Corp. (REIT)	31,551	532,896
Global Net Lease, Inc. (REIT) (x)	245,719	1,953,466
Government Properties Income Trust (REIT) (x)	83,319	1,921,336
Gramercy Property Trust (REIT)	620,448	5,720,532
Great Ajax Corp. (REIT)	18,808	260,867
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	56,372	1,217,635

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Hatteras Financial Corp. (REIT)	142,124	$2,330,834
Healthcare Realty Trust, Inc. (REIT)	153,568	5,373,344
Hersha Hospitality Trust (REIT)	62,023	1,063,694
Hudson Pacific Properties, Inc. (REIT)	114,605	3,344,174
Independence Realty Trust, Inc. (REIT)	60,493	494,833
InfraREIT, Inc. (REIT)	57,721	1,012,426
Invesco Mortgage Capital, Inc. (REIT)	166,424	2,278,345
Investors Real Estate Trust (REIT)	185,766	1,201,906
iStar, Inc. (REIT)*	113,436	1,087,851
Kite Realty Group Trust (REIT)	122,416	3,431,320
Ladder Capital Corp. (REIT)	60,943	743,505
LaSalle Hotel Properties (REIT)	157,568	3,715,453
Lexington Realty Trust (REIT)	335,983	3,396,788
LTC Properties, Inc. (REIT)	55,917	2,892,586
Mack-Cali Realty Corp. (REIT)	131,489	3,550,203
Medical Properties Trust, Inc. (REIT)	348,909	5,306,906
Monmouth Real Estate Investment Corp. (REIT)	99,076	1,313,748
Monogram Residential Trust, Inc. (REIT) (x)	248,987	2,542,157
National Health Investors, Inc. (REIT)	55,130	4,139,712
National Storage Affiliates Trust (REIT)	34,112	710,212
New Residential Investment Corp. (REIT)	333,543	4,616,235
New Senior Investment Group, Inc. (REIT)	114,781	1,225,861
New York Mortgage Trust, Inc. (REIT) (x)	160,505	979,081
New York REIT, Inc. (REIT)	242,964	2,247,417
NexPoint Residential Trust, Inc. (REIT)	28,488	518,482
NorthStar Realty Europe Corp. (REIT)	84,370	780,423
One Liberty Properties, Inc. (REIT)	20,250	482,963
Orchid Island Capital, Inc. (REIT) (x)	31,245	321,511
Owens Realty Mortgage, Inc. (REIT) (x)	13,562	225,672
Parkway Properties, Inc. (REIT)	119,763	2,003,635
Pebblebrook Hotel Trust (REIT)	105,257	2,762,996
Pennsylvania Real Estate Investment Trust (REIT)	100,613	2,158,149
PennyMac Mortgage Investment Trust (REIT)‡	99,806	1,619,851
Physicians Realty Trust (REIT)	199,703	4,195,760
Potlatch Corp. (REIT)	59,631	2,033,417

Preferred Apartment Communities, Inc. (REIT), Class A	32,161	$473,410
PS Business Parks, Inc. (REIT)	29,131	3,090,216
QTS Realty Trust, Inc. (REIT), Class A	69,054	3,865,643
RAIT Financial Trust (REIT)	119,671	374,570
Ramco-Gershenson Properties Trust (REIT)	118,008	2,314,137
Redwood Trust, Inc. (REIT) (x)	117,113	1,617,331
Resource Capital Corp. (REIT) (x)	46,740	601,076
Retail Opportunity Investments Corp. (REIT)	146,868	3,182,630
Rexford Industrial Realty, Inc. (REIT)	97,137	2,048,619
RLJ Lodging Trust (REIT)	181,150	3,885,668
Rouse Properties, Inc. (REIT)	57,485	1,049,101
Ryman Hospitality Properties, Inc. (REIT)	64,067	3,244,994
Sabra Health Care REIT, Inc. (REIT)	95,732	1,975,430
Saul Centers, Inc. (REIT)	14,358	886,032
Select Income REIT (REIT)	93,888	2,440,149
Seritage Growth Properties (REIT), Class A (x)	36,523	1,820,306
Silver Bay Realty Trust Corp. (REIT)	50,735	864,017
STAG Industrial, Inc. (REIT)	101,358	2,413,334
Summit Hotel Properties, Inc. (REIT)	134,434	1,779,906
Sunstone Hotel Investors, Inc. (REIT)	318,886	3,848,954
Terreno Realty Corp. (REIT)	66,326	1,715,854
Tier REIT, Inc. (REIT) (x)	68,329	1,047,484
UMH Properties, Inc. (REIT)	36,064	405,720
United Development Funding IV (REIT) (b)(x)†	42,886	116,650
Universal Health Realty Income Trust (REIT)	10,709	612,341
Urban Edge Properties (REIT)	132,776	3,964,691
Urstadt Biddle Properties, Inc. (REIT), Class A	25,031	620,268
Washington Real Estate Investment Trust (REIT)	108,363	3,409,100
Western Asset Mortgage Capital Corp. (REIT) (x)	62,294	584,941
Whitestone REIT (REIT)	38,511	580,746
WP Glimcher, Inc. (REIT)	270,458	3,026,425
Xenia Hotels & Resorts, Inc. (REIT)	154,205	2,587,560

		223,757,906

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.	69,230	2,501,972
Altisource Portfolio Solutions S.A. (x)*	17,496	487,089
AV Homes, Inc.*	17,732	216,685
Consolidated-Tomoka Land Co.	6,137	291,323
Forestar Group, Inc.*	50,144	596,212

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

FRP Holdings, Inc.*	8,731	$301,220
HFF, Inc., Class A	54,202	1,565,354
Kennedy-Wilson Holdings, Inc.	122,974	2,331,587
Marcus & Millichap, Inc.*	20,902	531,120
RE/MAX Holdings, Inc., Class A	26,308	1,059,160
RMR Group, Inc., Class A	11,942	369,844
St. Joe Co.*	31,010	549,497
Stratus Properties, Inc.*	8,353	156,452
Tejon Ranch Co.*	20,413	482,563
Trinity Place Holdings, Inc. (x)*	17,158	131,945

		11,572,023

Thrifts & Mortgage Finance (1.8%)
Astoria Financial Corp.	135,004	2,069,611
Bank Mutual Corp.	61,659	473,541
BankFinancial Corp.	24,763	296,908
Bear State Financial, Inc. (x)	24,691	232,836
Beneficial Bancorp, Inc.*	100,687	1,280,739
BofI Holding, Inc. (x)*	87,799	1,554,920
Capitol Federal Financial, Inc.	189,479	2,643,232
Charter Financial Corp./Maryland	23,369	310,340
Clifton Bancorp, Inc.	35,344	532,634
Dime Community Bancshares, Inc.	46,909	797,922
ESSA Bancorp, Inc.	10,685	143,179
Essent Group Ltd.*	109,515	2,388,522
EverBank Financial Corp.	150,951	2,243,132
Federal Agricultural Mortgage Corp., Class C	14,486	504,403
First Defiance Financial Corp.	12,311	478,282
Flagstar Bancorp, Inc.*	30,839	752,780
Fox Chase Bancorp, Inc.	15,678	318,891
Greene County Bancorp, Inc. (x)	2,774	45,133
Hingham Institution for Savings	1,932	237,481
Home Bancorp, Inc.	7,399	203,251
HomeStreet, Inc.*	36,169	720,486
Impac Mortgage Holdings, Inc. (x)*	11,358	178,093
Kearny Financial Corp.	134,344	1,690,048
Lake Sunapee Bank Group	10,656	182,324
LendingTree, Inc. (x)*	8,964	791,790
Meridian Bancorp, Inc.	73,392	1,084,734
Meta Financial Group, Inc.	11,721	597,302
MGIC Investment Corp.*	502,042	2,987,150
Nationstar Mortgage Holdings, Inc. (x)*	53,562	603,108
NMI Holdings, Inc., Class A*	69,146	378,920
Northfield Bancorp, Inc.	64,021	949,431
Northwest Bancshares, Inc.	142,520	2,113,572
OceanFirst Financial Corp.	29,108	528,892
Ocwen Financial Corp. (x)*	148,432	253,819
Oritani Financial Corp.	58,580	936,694
PennyMac Financial Services, Inc., Class A*‡	12,395	154,814
PHH Corp.*	77,024	1,025,960
Provident Bancorp, Inc.*	5,638	86,938
Provident Financial Holdings, Inc.	8,615	157,655

Provident Financial Services, Inc.	90,950	$1,786,258
Radian Group, Inc.	316,240	3,295,221
SI Financial Group, Inc.	13,687	181,216
Southern Missouri Bancorp, Inc. (x)	7,616	179,204
Territorial Bancorp, Inc.	11,741	310,784
TrustCo Bank Corp.	144,500	926,245
United Community Financial Corp./Ohio	64,847	394,270
United Financial Bancorp, Inc.	74,436	966,179
Walker & Dunlop, Inc.*	40,987	933,684
Washington Federal, Inc.	136,146	3,302,902
Waterstone Financial, Inc.	38,854	595,632
Westfield Financial, Inc.	19,903	153,253
WSFS Financial Corp.	44,014	1,416,811

		47,371,126

Total Financials		617,694,448

Health Care (12.2%)
Biotechnology (4.2%)
Acceleron Pharma, Inc.*	40,321	1,370,108
Achillion Pharmaceuticals, Inc. (x)*	173,897	1,356,397
Acorda Therapeutics, Inc.*	63,463	1,618,624
Adamas Pharmaceuticals, Inc. (x)*	24,457	370,279
Aduro Biotech, Inc. (x)*	51,385	581,164
Advaxis, Inc. (x)*	48,848	395,180
Adverum Biotechnologies, Inc. (x)*	25,747	81,360
Agenus, Inc. (x)*	103,542	419,345
Aimmune Therapeutics, Inc.*	37,836	409,386
Akebia Therapeutics, Inc.*	50,653	378,884
Alder Biopharmaceuticals, Inc. (x)*	68,731	1,716,213
AMAG Pharmaceuticals, Inc. (x)*	50,252	1,202,028
Amicus Therapeutics, Inc. (x)*	186,633	1,019,016
Anavex Life Sciences Corp. (x)*	47,872	292,498
Anthera Pharmaceuticals, Inc. (x)*	54,602	168,720
Applied Genetic Technologies Corp.*	18,384	259,766
Ardelyx, Inc.*	35,033	305,838
Arena Pharmaceuticals, Inc. (x)*	359,718	615,118
Argos Therapeutics, Inc. (x)*	14,978	91,815
ARIAD Pharmaceuticals, Inc. (x)*	260,590	1,925,760
Array BioPharma, Inc. (x)*	224,341	798,654
Arrowhead Pharmaceuticals, Inc. (x)*	81,453	433,330
Asterias Biotherapeutics, Inc. (x)*	30,197	72,473
Atara Biotherapeutics, Inc. (x)*	33,838	761,693
Athersys, Inc. (x)*	105,600	229,152
Avexis, Inc. (x)*	8,385	318,798
Axovant Sciences Ltd. (x)*	35,666	457,951
Bellicum Pharmaceuticals, Inc. (x)*	30,241	391,923

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

BioCryst Pharmaceuticals, Inc. (x)*	97,439	$276,727
BioSpecifics Technologies Corp.*	8,063	322,036
BioTime, Inc. (x)*	90,368	235,860
Bluebird Bio, Inc. (x)*	54,324	2,351,686
Blueprint Medicines Corp. (x)*	29,008	587,412
Cara Therapeutics, Inc. (x)*	27,591	132,713
Celator Pharmaceuticals, Inc. (x)*	48,026	1,449,425
Celldex Therapeutics, Inc. (x)*	142,710	626,497
Cellular Biomedicine Group, Inc. (x)*	17,438	209,082
Cepheid, Inc.*	106,817	3,284,623
ChemoCentryx, Inc.*	37,404	167,944
Chimerix, Inc.*	62,245	244,623
Cidara Therapeutics, Inc. (x)*	14,836	152,959
Clovis Oncology, Inc. (x)*	46,511	638,131
Coherus Biosciences, Inc. (x)*	43,060	727,283
Concert Pharmaceuticals, Inc.*	21,447	240,850
Corvus Pharmaceuticals, Inc.*	4,420	63,029
Curis, Inc. (x)*	144,957	226,133
Cytokinetics, Inc. (x)*	46,935	445,413
CytomX Therapeutics, Inc. (x)*	28,685	293,017
CytRx Corp. (x)*	90,404	201,601
Dimension Therapeutics, Inc.*	16,501	99,006
Dynavax Technologies Corp. (x)*	54,855	799,786
Eagle Pharmaceuticals, Inc. (x)*	13,106	508,382
Edge Therapeutics, Inc. (x)*	22,837	230,882
Editas Medicine, Inc. (x)*	11,047	269,547
Eiger BioPharmaceuticals, Inc. (x)*	4,601	91,192
Emergent BioSolutions, Inc.*	48,011	1,350,069
Enanta Pharmaceuticals, Inc. (x)*	22,265	490,943
Epizyme, Inc.*	60,691	621,476
Esperion Therapeutics, Inc. (x)*	20,908	206,571
Exact Sciences Corp. (x)*	146,942	1,800,039
Exelixis, Inc. (x)*	334,770	2,614,554
FibroGen, Inc.*	76,876	1,261,535
Five Prime Therapeutics, Inc.*	39,763	1,644,200
Flexion Therapeutics, Inc. (x)*	27,021	404,369
Fortress Biotech, Inc. (x)*	44,095	118,616
Foundation Medicine, Inc. (x)*	19,635	366,389
Galena Biopharma, Inc. (x)*	268,055	124,940
Genomic Health, Inc.*	27,570	713,925
Geron Corp. (x)*	216,738	580,858
Global Blood Therapeutics, Inc. (x)*	20,507	340,211
GlycoMimetics, Inc.*	13,482	98,014
Halozyme Therapeutics, Inc. (x)*	160,345	1,383,777
Heron Therapeutics, Inc. (x)*	46,491	839,163
Idera Pharmaceuticals, Inc. (x)*	118,815	181,787
Ignyta, Inc.*	42,245	228,968
Immune Design Corp.*	14,714	120,066
ImmunoGen, Inc. (x)*	125,918	387,827
Immunomedics, Inc. (x)*	132,800	308,096
Infinity Pharmaceuticals, Inc. (x)*	67,503	89,779

Inotek Pharmaceuticals Corp.*	24,176	$179,869
Inovio Pharmaceuticals, Inc. (x)*	98,018	905,686
Insmed, Inc.*	89,444	881,918
Insys Therapeutics, Inc. (x)*	35,513	459,538
Intellia Therapeutics, Inc. (x)*	10,293	219,756
Invitae Corp. (x)*	31,154	230,228
Ironwood Pharmaceuticals, Inc. (x)*	190,419	2,489,728
Karyopharm Therapeutics, Inc.*	30,159	202,367
Keryx Biopharmaceuticals, Inc. (x)*	117,743	779,459
Kite Pharma, Inc. (x)*	57,684	2,884,200
La Jolla Pharmaceutical Co. (x)*	18,855	301,680
Lexicon Pharmaceuticals, Inc. (x)*	62,460	896,301
Ligand Pharmaceuticals, Inc. (x)*	28,096	3,351,010
Lion Biotechnologies, Inc. (x)*	66,456	538,294
Loxo Oncology, Inc. (x)*	19,470	451,315
MacroGenics, Inc.*	47,853	1,291,552
MannKind Corp. (x)*	472,778	548,422
Medgenics, Inc.*	34,638	192,241
MediciNova, Inc. (x)*	41,570	313,853
Merrimack Pharmaceuticals, Inc. (x)*	179,486	967,430
MiMedx Group, Inc. (x)*	157,368	1,255,797
Minerva Neurosciences, Inc.*	23,280	237,689
Mirati Therapeutics, Inc. (x)*	15,689	85,662
Momenta Pharmaceuticals, Inc.*	94,477	1,020,352
Myriad Genetics, Inc. (x)*	101,089	3,093,323
NantKwest, Inc. (x)*	22,982	142,948
Natera, Inc.*	37,687	454,694
NewLink Genetics Corp. (x)*	28,431	320,133
Novavax, Inc. (x)*	397,025	2,886,372
OncoMed Pharmaceuticals, Inc.*	22,324	274,808
Ophthotech Corp.*	44,867	2,289,563
Organovo Holdings, Inc. (x)*	123,521	459,498
Osiris Therapeutics, Inc. (x)	25,920	131,933
Otonomy, Inc. (x)*	35,015	556,038
OvaScience, Inc. (x)*	45,261	235,810
PDL BioPharma, Inc.	249,543	783,565
Pfenex, Inc.*	22,456	187,957
PharmAthene, Inc. (x)*	88,386	215,662
Portola Pharmaceuticals, Inc.*	73,127	1,725,797
Progenics Pharmaceuticals, Inc. (x)*	94,213	397,579
Proteostasis Therapeutics, Inc.*	8,859	107,460
Prothena Corp. plc (x)*	51,154	1,788,344
PTC Therapeutics, Inc. (x)*	48,958	343,685
Puma Biotechnology, Inc. (x)*	36,149	1,076,879
Radius Health, Inc. (x)*	47,416	1,742,538
Raptor Pharmaceutical Corp.*	125,158	672,098
REGENXBIO, Inc. (x)*	28,543	228,344
Regulus Therapeutics, Inc. (x)*	56,118	162,181
Repligen Corp.*	49,779	1,361,953
Retrophin, Inc. (x)*	52,805	940,457
Rigel Pharmaceuticals, Inc.*	118,803	264,931
Sage Therapeutics, Inc.*	38,868	1,171,093
Sangamo BioSciences, Inc. (x)*	108,785	629,865

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Sarepta Therapeutics, Inc. (x)*	64,780	$1,235,355
Seres Therapeutics, Inc.*	26,009	755,561
Sorrento Therapeutics, Inc. (x)*	38,590	216,104
Spark Therapeutics, Inc. (x)*	25,198	1,288,374
Spectrum Pharmaceuticals, Inc.*	93,274	612,810
Stemline Therapeutics, Inc. (x)*	20,095	136,043
Syndax Pharmaceuticals, Inc.*	6,589	64,902
Synergy Pharmaceuticals, Inc. (x)*	266,298	1,011,932
Synthetic Biologics, Inc. (x)*	105,122	189,220
T2 Biosystems, Inc. (x)*	20,221	159,544
TESARO, Inc.*	36,196	3,042,274
TG Therapeutics, Inc. (x)*	57,935	351,086
Tobira Therapeutics, Inc.*	12,060	151,474
Tokai Pharmaceuticals, Inc. (x)*	12,354	68,071
Trevena, Inc.*	65,186	410,672
Trovagene, Inc. (x)*	40,269	182,419
Ultragenyx Pharmaceutical, Inc. (x)*	53,179	2,600,985
Vanda Pharmaceuticals, Inc.*	57,555	644,040
Versartis, Inc.*	39,130	432,778
Vitae Pharmaceuticals, Inc.*	38,108	411,185
Vital Therapies, Inc. (x)*	33,995	210,769
Voyager Therapeutics, Inc. (x)*	16,714	183,687
vTv Therapeutics, Inc., Class A (x)*	9,459	54,862
XBiotech, Inc. (x)*	25,238	527,979
Xencor, Inc.*	47,074	893,935
Zafgen, Inc.*	32,784	196,376
ZIOPHARM Oncology, Inc. (x)*	178,471	979,806

		111,535,582

Health Care Equipment & Supplies (2.9%)
Abaxis, Inc.	33,225	1,569,217
Accuray, Inc. (x)*	122,089	633,642
Analogic Corp.	18,338	1,456,771
AngioDynamics, Inc.*	38,989	560,272
Anika Therapeutics, Inc.*	21,907	1,175,311
AtriCure, Inc.*	43,552	615,390
Atrion Corp.	1,992	852,297
Avinger, Inc. (x)*	14,519	173,212
AxoGen, Inc. (x)*	33,125	227,900
Cantel Medical Corp.	52,666	3,619,734
Cardiovascular Systems, Inc. (x)*	50,000	918,750
Cerus Corp. (x)*	141,952	885,780
ConforMIS, Inc. (x)*	50,872	357,121
CONMED Corp.	40,865	1,950,486
Corindus Vascular Robotics, Inc. (x)*	67,568	96,622
CryoLife, Inc.	45,407	536,257
Cutera, Inc.*	20,775	232,888
Cynosure, Inc., Class A*	34,854	1,695,473
Endologix, Inc. (x)*	118,951	1,482,129
Entellus Medical, Inc.*	10,513	192,073
Exactech, Inc.*	14,336	383,345
GenMark Diagnostics, Inc. (x)*	56,256	489,427
Glaukos Corp.*	24,353	710,133
Globus Medical, Inc., Class A (x)*	103,005	2,454,609
Greatbatch, Inc.*	44,812	1,386,035

Haemonetics Corp.*	73,927	$2,143,144
Halyard Health, Inc.*	68,698	2,234,059
HeartWare International, Inc.*	26,575	1,534,706
ICU Medical, Inc.*	21,591	2,434,385
Inogen, Inc.*	24,006	1,202,941
Insulet Corp.*	84,822	2,565,017
Integra LifeSciences Holdings Corp.*	44,412	3,543,189
Invacare Corp.	44,663	541,762
InVivo Therapeutics Holdings Corp. (x)*	51,302	296,526
iRadimed Corp.*	5,785	125,882
Iridex Corp. (x)*	10,157	150,222
K2M Group Holdings, Inc. (x)*	37,235	577,887
LDR Holding Corp.*	40,349	1,490,896
LeMaitre Vascular, Inc.	17,033	243,061
Masimo Corp.*	60,269	3,165,027
Meridian Bioscience, Inc.	62,417	1,217,131
Merit Medical Systems, Inc.*	64,099	1,271,083
Natus Medical, Inc.*	47,251	1,786,088
Neogen Corp.*	54,321	3,055,556
Nevro Corp. (x)*	35,323	2,605,424
Novocure Ltd. (x)*	72,848	850,136
NuVasive, Inc.*	72,866	4,351,558
NxStage Medical, Inc.*	93,404	2,024,999
OraSure Technologies, Inc.*	85,618	506,002
Orthofix International N.V.*	26,056	1,104,774
Oxford Immunotec Global plc*	27,844	250,596
Penumbra, Inc.*	37,275	2,217,863
Quidel Corp.*	40,009	714,561
Rockwell Medical, Inc. (x)*	70,502	533,700
RTI Surgical, Inc.*	77,148	276,961
Second Sight Medical Products, Inc. (x)*	18,228	65,256
Senseonics Holdings, Inc. (x)*	38,002	149,348
Spectranetics Corp.*	64,339	1,203,783
STAAR Surgical Co. (x)*	52,600	289,826
SurModics, Inc.*	18,312	429,966
Symmetry Surgical, Inc.*	13,430	176,336
Tandem Diabetes Care, Inc.*	23,107	174,227
TransEnterix, Inc. (x)*	71,939	87,766
Utah Medical Products, Inc.	5,462	344,106
Vascular Solutions, Inc.*	25,805	1,075,036
Veracyte, Inc. (x)*	17,065	85,837
Wright Medical Group N.V.*	151,127	2,625,076
Zeltiq Aesthetics, Inc. (x)*	52,128	1,424,658

		77,801,231

Health Care Providers & Services (2.2%)
AAC Holdings, Inc. (x)*	14,609	333,377
Aceto Corp.	42,409	928,333
Addus HomeCare Corp.*	8,869	154,587
Adeptus Health, Inc., Class A (x)*	18,271	943,880
Air Methods Corp. (x)*	52,876	1,894,547
Almost Family, Inc.*	12,030	512,598
Amedisys, Inc.*	40,545	2,046,712
American Renal Associates Holdings, Inc.*	12,967	375,654
AMN Healthcare Services, Inc.*	69,036	2,759,369
BioScrip, Inc. (x)*	93,004	237,160
BioTelemetry, Inc.*	39,752	647,958

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Capital Senior Living Corp.*	45,588	$805,540
Chemed Corp.	23,934	3,262,444
Civitas Solutions, Inc.*	22,096	460,260
Community Health Systems, Inc. (x)*	162,195	1,954,450
CorVel Corp.*	14,441	623,562
Cross Country Healthcare, Inc.*	46,955	653,614
Diplomat Pharmacy, Inc. (x)*	67,317	2,356,095
Ensign Group, Inc.	72,435	1,521,859
ExamWorks Group, Inc.*	59,531	2,074,655
Genesis Healthcare, Inc.*	51,409	90,994
HealthEquity, Inc.*	63,550	1,930,967
HealthSouth Corp.	132,006	5,124,473
Healthways, Inc.*	50,616	584,615
Kindred Healthcare, Inc.	123,656	1,396,076
Landauer, Inc.	14,275	587,559
LHC Group, Inc.*	22,121	957,397
Magellan Health, Inc.*	33,793	2,222,566
Molina Healthcare, Inc.*	63,720	3,179,628
National HealthCare Corp.	16,477	1,066,721
National Research Corp., Class A	12,716	174,209
National Research Corp., Class B (x)	546	18,122
Nobilis Health Corp. (x)*	80,039	178,487
Owens & Minor, Inc.	90,835	3,395,412
PharMerica Corp.*	43,984	1,084,645
Providence Service Corp.*	18,850	845,988
Quorum Health Corp.*	43,519	466,089
RadNet, Inc.*	55,147	294,485
Select Medical Holdings Corp.*	156,961	1,706,166
Surgery Partners, Inc.*	27,457	491,480
Surgical Care Affiliates, Inc.*	39,590	1,887,255
Team Health Holdings, Inc.*	100,044	4,068,789
Teladoc, Inc. (x)*	29,807	477,508
Triple-S Management Corp., Class B*	35,789	874,325
U.S. Physical Therapy, Inc.	18,155	1,093,113
Universal American Corp.	82,645	626,449
USMD Holdings, Inc. (x)*	2,729	51,141

		59,421,313

Health Care Technology (0.5%)
Castlight Health, Inc., Class B (x)*	48,884	193,581
Computer Programs & Systems, Inc. (x)	16,440	656,285
Cotiviti Holdings, Inc.*	19,158	404,808
Evolent Health, Inc., Class A (x)*	22,791	437,587
HealthStream, Inc.*	37,748	1,001,077
HMS Holdings Corp.*	122,369	2,154,918
Imprivata, Inc.*	22,874	320,236
Medidata Solutions, Inc.*	81,395	3,814,984
Omnicell, Inc.*	52,059	1,781,980
Press Ganey Holdings, Inc. (x)*	32,758	1,289,027
Quality Systems, Inc.	72,570	864,309
Vocera Communications, Inc.*	36,264	465,992

		13,384,784

Life Sciences Tools & Services (0.6%)
Accelerate Diagnostics, Inc. (x)*	37,245	535,956

Albany Molecular Research, Inc. (x)*	38,427	$516,459
Cambrex Corp.*	46,997	2,431,155
ChromaDex Corp. (x)*	41,461	171,648
Enzo Biochem, Inc.*	56,372	336,541
Fluidigm Corp.*	38,613	348,675
INC Research Holdings, Inc., Class A*	60,948	2,323,947
Luminex Corp.*	59,986	1,213,517
NanoString Technologies, Inc.*	21,330	268,758
NeoGenomics, Inc.*	78,559	631,614
Pacific Biosciences of California, Inc. (x)*	111,291	782,932
PAREXEL International Corp.*	77,635	4,881,689
PRA Health Sciences, Inc.*	35,788	1,494,507

		15,937,398

Pharmaceuticals (1.8%)
AcelRx Pharmaceuticals, Inc.*	49,182	132,300
Aclaris Therapeutics, Inc. (x)*	12,845	237,247
Aerie Pharmaceuticals, Inc. (x)*	35,373	622,565
Agile Therapeutics, Inc.*	14,002	106,555
Amphastar Pharmaceuticals, Inc.*	52,268	842,560
Ampio Pharmaceuticals, Inc. (x)*	60,412	77,931
ANI Pharmaceuticals, Inc. (x)*	10,976	612,680
Aratana Therapeutics, Inc. (x)*	48,353	305,591
Axsome Therapeutics, Inc. (x)*	13,752	103,690
Bio-Path Holdings, Inc. (x)*	113,683	226,229
Catalent, Inc.*	146,644	3,371,346
Cempra, Inc. (x)*	60,706	1,001,042
Collegium Pharmaceutical, Inc. (x)*	19,353	229,333
Corcept Therapeutics, Inc.*	108,841	594,272
Depomed, Inc. (x)*	91,482	1,794,877
Dermira, Inc.*	30,865	902,801
Durect Corp. (x)*	150,486	183,593
Egalet Corp. (x)*	28,644	142,074
Endocyte, Inc. (x)*	51,918	166,657
Flex Pharma, Inc. (x)*	14,850	151,619
Heska Corp.*	8,871	329,735
Horizon Pharma plc*	236,958	3,902,698
Impax Laboratories, Inc.*	107,784	3,106,335
Innoviva, Inc. (x)	123,668	1,302,224
Intersect ENT, Inc.*	37,316	482,496
Intra-Cellular Therapies, Inc.*	50,486	1,959,867
Lannett Co., Inc. (x)*	39,897	949,150
Lipocine, Inc. (x)*	23,571	71,656
Medicines Co. (x)*	99,196	3,335,961
MyoKardia, Inc. (x)*	15,857	196,627
Nektar Therapeutics*	191,393	2,723,522
Neos Therapeutics, Inc. (x)*	19,296	179,067
Ocular Therapeutix, Inc.*	20,439	101,173
Omeros Corp. (x)*	57,694	606,941
Pacira Pharmaceuticals, Inc.*	53,113	1,791,501
Paratek Pharmaceuticals, Inc. (x)*	20,688	287,770
Phibro Animal Health Corp., Class A	26,899	501,935
Prestige Brands Holdings, Inc.*	78,445	4,345,853

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Reata Pharmaceuticals, Inc., Class A (x)*	8,340	$164,715
Relypsa, Inc. (x)*	55,434	1,025,529
Revance Therapeutics, Inc. (x)*	29,872	406,259
Sagent Pharmaceuticals, Inc.*	37,795	566,169
SciClone Pharmaceuticals, Inc.*	74,580	974,015
Sucampo Pharmaceuticals, Inc., Class A*	34,911	382,974
Supernus Pharmaceuticals, Inc.*	68,876	1,403,004
Teligent, Inc. (x)*	59,824	427,143
Tetraphase Pharmaceuticals, Inc. (x)*	48,474	208,438
TherapeuticsMD, Inc. (x)*	220,823	1,876,996
Theravance Biopharma, Inc. (x)*	53,575	1,215,617
Titan Pharmaceuticals, Inc. (x)*	27,350	149,605
WaVe Life Sciences Ltd. (x)*	10,294	212,983
XenoPort, Inc.*	82,657	581,905
Zogenix, Inc. (x)*	33,507	269,731

		47,844,556

Total Health Care		325,924,864

Industrials (12.5%)
Aerospace & Defense (1.3%)
AAR Corp.	48,873	1,140,696
Aerojet Rocketdyne Holdings, Inc.*	89,917	1,643,683
Aerovironment, Inc.*	29,609	823,130
American Science & Engineering, Inc.	10,173	380,572
Astronics Corp.*	28,837	959,119
Cubic Corp.	37,059	1,488,289
Curtiss-Wright Corp.	65,116	5,486,023
DigitalGlobe, Inc.*	93,448	1,998,853
Ducommun, Inc.*	15,060	297,887
Engility Holdings, Inc.*	24,588	519,299
Esterline Technologies Corp.*	43,036	2,669,953
KEYW Holding Corp. (x)*	51,946	516,343
KLX, Inc.*	76,431	2,369,361
Kratos Defense & Security Solutions, Inc. (x)*	61,421	251,826
Mercury Systems, Inc.*	57,706	1,434,571
Moog, Inc., Class A*	47,293	2,550,039
National Presto Industries, Inc.	7,207	679,980
Sparton Corp.*	13,063	284,382
TASER International, Inc. (x)*	76,938	1,914,217
Teledyne Technologies, Inc.*	50,522	5,004,204
Triumph Group, Inc.	71,974	2,555,077
Vectrus, Inc.*	16,304	464,501

		35,432,005

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.*	76,289	988,705
Atlas Air Worldwide Holdings, Inc.*	36,104	1,495,428
Echo Global Logistics, Inc.*	44,194	990,829
Forward Air Corp.	45,011	2,004,340
Hub Group, Inc., Class A*	49,624	1,904,073
Park-Ohio Holdings Corp.	13,206	373,466
Radiant Logistics, Inc.*	53,320	159,960

XPO Logistics, Inc. (x)*	143,861	$3,777,790

		11,694,591

Airlines (0.4%)
Allegiant Travel Co.	19,328	2,928,192
Hawaiian Holdings, Inc.*	77,347	2,936,092
SkyWest, Inc.	73,989	1,957,749
Virgin America, Inc.*	28,515	1,602,828

		9,424,861

Building Products (1.1%)
AAON, Inc.	58,348	1,605,153
Advanced Drainage Systems, Inc. (x)	50,200	1,373,974
American Woodmark Corp.*	20,596	1,367,162
Apogee Enterprises, Inc.	41,849	1,939,701
Armstrong Flooring, Inc.*	34,168	579,148
Builders FirstSource, Inc. (x)*	123,631	1,390,849
Caesarstone Ltd. (x)*	35,018	1,217,226
Continental Building Products, Inc.*	52,210	1,160,628
CSW Industrials, Inc. (x)*	20,746	676,527
Gibraltar Industries, Inc.*	46,440	1,466,111
Griffon Corp.	45,866	773,301
Insteel Industries, Inc.	26,984	771,473
Masonite International Corp.*	44,960	2,973,654
NCI Building Systems, Inc.*	42,457	678,887
Nortek, Inc.*	14,489	859,343
Patrick Industries, Inc.*	21,541	1,298,707
PGT, Inc.*	72,206	743,722
Ply Gem Holdings, Inc.*	34,041	495,977
Quanex Building Products Corp.	50,973	947,588
Simpson Manufacturing Co., Inc.	60,857	2,432,454
Trex Co., Inc.*	43,774	1,966,328
Universal Forest Products, Inc.	29,223	2,708,680

		29,426,593

Commercial Services & Supplies (2.2%)
ABM Industries, Inc.	81,175	2,961,264
ACCO Brands Corp.*	161,225	1,665,454
Aqua Metals, Inc. (x)*	14,534	170,993
ARC Document Solutions, Inc.*	56,546	219,964
Brady Corp., Class A	69,028	2,109,496
Brink’s Co.	66,470	1,893,730
Casella Waste Systems, Inc., Class A*	54,268	426,004
CECO Environmental Corp.	39,386	344,234
Deluxe Corp.	71,675	4,757,070
Ennis, Inc.	38,390	736,320
Essendant, Inc.	55,503	1,696,172
G&K Services, Inc., Class A	28,948	2,216,548
Healthcare Services Group, Inc.	103,085	4,265,657
Heritage-Crystal Clean, Inc.*	16,387	200,085
Herman Miller, Inc.	88,075	2,632,562
HNI Corp.	66,649	3,098,512
InnerWorkings, Inc.*	57,237	473,350
Interface, Inc.	94,395	1,439,524
Kimball International, Inc., Class B	51,831	589,837
Knoll, Inc.	70,548	1,712,905

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Matthews International Corp., Class A	48,066	$2,674,392
McGrath RentCorp	35,093	1,073,495
Mobile Mini, Inc.	65,653	2,274,220
MSA Safety, Inc.	45,433	2,386,595
Multi-Color Corp.	20,152	1,277,637
NL Industries, Inc.*	10,418	26,774
Quad/Graphics, Inc.	42,206	982,978
SP Plus Corp.*	25,220	569,468
Steelcase, Inc., Class A	126,378	1,714,949
Team, Inc.*	41,795	1,037,770
Tetra Tech, Inc.	86,856	2,670,388
TRC Cos., Inc.*	23,943	151,320
U.S. Ecology, Inc.	32,520	1,494,294
UniFirst Corp.	22,259	2,575,811
Viad Corp.	30,909	958,179
VSE Corp.	6,524	435,803
West Corp.	65,049	1,278,863

		57,192,617

Construction & Engineering (0.8%)
Aegion Corp.*	54,928	1,071,645
Ameresco, Inc., Class A*	27,670	120,918
Argan, Inc.	19,649	819,756
Comfort Systems USA, Inc.	54,940	1,789,396
Dycom Industries, Inc. (x)*	45,107	4,048,804
EMCOR Group, Inc.	90,710	4,468,375
Granite Construction, Inc.	57,465	2,617,531
Great Lakes Dredge & Dock Corp.*	80,939	352,894
HC2 Holdings, Inc. (x)*	47,898	205,961
IES Holdings, Inc.*	11,042	137,142
Layne Christensen Co. (x)*	24,787	200,775
MasTec, Inc.*	98,228	2,192,449
MYR Group, Inc.*	26,066	627,669
NV5 Global, Inc.*	11,069	314,802
Orion Group Holdings, Inc.*	38,279	203,262
Primoris Services Corp.	59,522	1,126,751
Tutor Perini Corp.*	58,096	1,368,161

		21,666,291

Electrical Equipment (0.6%)
Allied Motion Technologies, Inc.	8,156	189,709
American Superconductor Corp. (x)*	15,783	133,209
AZZ, Inc.	38,304	2,297,474
Babcock & Wilcox Enterprises, Inc.*	66,734	980,322
Encore Wire Corp.	29,976	1,117,505
Energous Corp. (x)*	21,383	276,910
EnerSys, Inc.	63,943	3,802,690
FuelCell Energy, Inc. (x)*	39,833	247,761
Generac Holdings, Inc.*	96,607	3,377,381
General Cable Corp.	73,815	938,189
LSI Industries, Inc.	34,535	382,302
Plug Power, Inc. (x)*	263,125	489,412
Powell Industries, Inc.	11,829	465,353
Power Solutions International, Inc. (x)*	6,162	109,992
Preformed Line Products Co.	3,574	144,354
Sunrun, Inc. (x)*	91,048	539,915

Thermon Group Holdings, Inc.*	47,495	$912,379
Vicor Corp.*	20,963	211,097

		16,615,954

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	53,858	1,020,071

Machinery (2.9%)
Actuant Corp., Class A	86,977	1,966,550
Alamo Group, Inc.	13,605	897,522
Albany International Corp., Class A	41,984	1,676,421
Altra Industrial Motion Corp.	38,828	1,047,579
American Railcar Industries, Inc. (x)	13,044	514,847
Astec Industries, Inc.	28,622	1,607,125
Barnes Group, Inc.	74,292	2,460,551
Blue Bird Corp. (x)*	5,831	69,389
Briggs & Stratton Corp.	63,575	1,346,518
Chart Industries, Inc.*	45,317	1,093,499
CIRCOR International, Inc.	24,426	1,392,038
CLARCOR, Inc.	70,173	4,268,624
Columbus McKinnon Corp.	27,072	383,069
Douglas Dynamics, Inc.	31,723	816,233
Dynamic Materials Corp.	17,976	193,242
Energy Recovery, Inc. (x)*	49,964	444,180
EnPro Industries, Inc.	31,874	1,414,887
ESCO Technologies, Inc.	37,705	1,505,938
ExOne Co. (x)*	13,881	146,722
Federal Signal Corp.	90,088	1,160,333
Franklin Electric Co., Inc.	67,906	2,244,293
FreightCar America, Inc.	16,622	233,539
Gencor Industries, Inc. (x)*	7,344	113,979
Global Brass & Copper Holdings, Inc.	31,999	873,253
Gorman-Rupp Co.	28,125	770,906
Graham Corp.	12,923	238,042
Greenbrier Cos., Inc. (x)	40,346	1,175,279
Hardinge, Inc.	14,883	149,723
Harsco Corp.	123,356	819,084
Hillenbrand, Inc.	87,423	2,626,187
Hurco Cos., Inc.	8,308	231,212
Hyster-Yale Materials Handling, Inc.	13,992	832,384
John Bean Technologies Corp.	42,364	2,593,524
Joy Global, Inc.	144,595	3,056,738
Kadant, Inc.	15,942	821,172
Kennametal, Inc.	115,412	2,551,759
Lindsay Corp. (x)	16,208	1,099,875
Lydall, Inc.*	25,202	971,789
Manitowoc Co., Inc.	185,916	1,013,242
Meritor, Inc.*	134,166	965,995
Milacron Holdings Corp.*	20,227	293,494
Miller Industries, Inc.	15,282	314,656
Mueller Industries, Inc.	83,356	2,657,389
Mueller Water Products, Inc., Class A	228,684	2,611,571
Navistar International Corp. (x)*	76,113	889,761
NN, Inc. (x)	41,117	575,227
Omega Flex, Inc.	3,624	137,857
Proto Labs, Inc.*	36,362	2,092,997

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

RBC Bearings, Inc.*	33,817	$2,451,732
Rexnord Corp.*	122,737	2,409,327
SPX Corp.*	53,463	793,926
SPX FLOW, Inc.*	55,564	1,448,553
Standex International Corp.	18,377	1,518,492
Sun Hydraulics Corp.	34,591	1,027,007
Supreme Industries, Inc., Class A	18,115	248,176
Tennant Co.	26,463	1,425,562
Titan International, Inc. (x)	60,419	374,598
TriMas Corp.*	66,039	1,188,702
Wabash National Corp.*	98,840	1,255,268
Watts Water Technologies, Inc., Class A	41,060	2,392,156
Woodward, Inc.	78,154	4,504,797

		78,398,490

Marine (0.1%)
Costamare, Inc.	36,288	278,329
Matson, Inc.	63,633	2,054,709
Scorpio Bulkers, Inc.*	72,506	202,292

		2,535,330

Professional Services (1.2%)
Acacia Research Corp.	70,128	308,563
Advisory Board Co.*	60,770	2,150,650
Barrett Business Services, Inc.	9,877	408,118
CBIZ, Inc.*	75,974	790,889
CEB, Inc.	47,696	2,941,889
CRA International, Inc.*	12,933	326,170
Exponent, Inc.	38,100	2,225,421
Franklin Covey Co.*	17,130	262,603
FTI Consulting, Inc.*	61,345	2,495,515
GP Strategies Corp.*	20,777	450,653
Heidrick & Struggles International, Inc.	25,027	422,456
Hill International, Inc.*	48,692	198,176
Huron Consulting Group, Inc.*	32,115	1,940,388
ICF International, Inc.*	27,318	1,117,306
IDI, Inc. (x)*	20,270	95,877
Insperity, Inc.	22,746	1,756,674
Kelly Services, Inc., Class A	46,111	874,726
Kforce, Inc.	37,444	632,429
Korn/Ferry International	84,115	1,741,181
Mistras Group, Inc.*	25,187	601,214
Navigant Consulting, Inc.*	71,652	1,157,180
On Assignment, Inc.*	74,956	2,769,624
Resources Connection, Inc.	54,162	800,514
RPX Corp.*	74,987	687,631
TriNet Group, Inc.*	62,172	1,292,556
TrueBlue, Inc.*	62,623	1,184,827
WageWorks, Inc.*	53,706	3,212,156

		32,845,386

Road & Rail (0.4%)
ArcBest Corp.	39,257	637,926
Celadon Group, Inc.	37,575	306,988
Covenant Transportation Group, Inc., Class A*	17,450	315,321
Heartland Express, Inc. (x)	68,187	1,185,772
Knight Transportation, Inc. (x)	98,334	2,613,718
Marten Transport Ltd.	35,174	696,445

P.A.M. Transportation Services, Inc.*	4,096	$65,085
Roadrunner Transportation Systems, Inc.*	44,534	332,224
Saia, Inc.*	36,581	919,646
Swift Transportation Co. (x)*	110,516	1,703,052
Universal Logistics Holdings, Inc.	10,628	137,101
USA Truck, Inc.*	12,703	222,430
Werner Enterprises, Inc.	64,497	1,481,496
YRC Worldwide, Inc.*	44,150	388,520

		11,005,724

Trading Companies & Distributors (1.0%)
Aircastle Ltd.	71,018	1,389,112
Applied Industrial Technologies, Inc.	53,836	2,430,157
Beacon Roofing Supply, Inc.*	88,205	4,010,681
BMC Stock Holdings, Inc.*	81,428	1,451,047
CAI International, Inc.*	24,028	180,210
DXP Enterprises, Inc.*	16,723	249,674
GATX Corp. (x)	59,896	2,633,627
GMS, Inc. (x)*	10,789	240,055
H&E Equipment Services, Inc.	46,278	880,670
Kaman Corp.	39,816	1,692,976
Lawson Products, Inc.*	7,975	158,384
MRC Global, Inc.*	138,140	1,962,970
Neff Corp., Class A*	15,366	167,950
NOW, Inc.*	156,149	2,832,543
Real Industry, Inc.*	37,843	294,040
Rush Enterprises, Inc., Class A*	46,508	1,002,248
Rush Enterprises, Inc., Class B*	6,708	139,459
SiteOne Landscape Supply, Inc.*	16,960	576,471
TAL International Group, Inc.	50,259	673,973
Textainer Group Holdings Ltd. (x)	30,186	336,272
Titan Machinery, Inc. (x)*	24,181	269,618
Univar, Inc.*	62,939	1,190,177
Veritiv Corp.*	11,513	432,659
Willis Lease Finance Corp.*	6,061	134,736

		25,329,709

Transportation Infrastructure (0.1%)
Wesco Aircraft Holdings, Inc.*	81,784	1,097,541

Total Industrials		333,685,163

Information Technology (15.5%)
Communications Equipment (1.5%)
ADTRAN, Inc.	72,406	1,350,372
Aerohive Networks, Inc. (x)*	29,211	193,377
Applied Optoelectronics, Inc. (x)*	23,352	260,375
Bel Fuse, Inc., Class B	13,809	245,524
Black Box Corp.	20,241	264,752
Brocade Communications Systems, Inc.	1	5
CalAmp Corp.*	53,100	786,411
Calix, Inc.*	60,370	417,157
Ciena Corp.*	202,131	3,789,957
Clearfield, Inc. (x)*	16,760	299,836
Comtech Telecommunications Corp.	25,235	324,017

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Digi International, Inc.*	34,188	$366,837
Emcore Corp.*	25,335	150,490
Extreme Networks, Inc.*	156,416	530,250
Finisar Corp.*	158,046	2,767,385
Harmonic, Inc.*	120,802	344,286
Infinera Corp.*	206,464	2,328,914
InterDigital, Inc.	52,325	2,913,456
Ixia*	93,858	921,686
KVH Industries, Inc.*	20,287	156,210
Lumentum Holdings, Inc.*	73,838	1,786,880
NETGEAR, Inc.*	47,626	2,264,140
NetScout Systems, Inc.*	141,191	3,141,500
Oclaro, Inc. (x)*	144,369	704,521
Plantronics, Inc.	50,063	2,202,772
Polycom, Inc.*	199,987	2,249,854
ShoreTel, Inc.*	97,746	653,921
Silicom Ltd. (x)	7,877	235,522
Sonus Networks, Inc.*	75,234	653,783
Ubiquiti Networks, Inc. (x)*	38,375	1,483,577
ViaSat, Inc.*	65,402	4,669,703
Viavi Solutions, Inc.*	343,456	2,277,113

		40,734,583

Electronic Equipment, Instruments & Components (2.5%)
Agilysys, Inc.*	19,519	204,364
Anixter International, Inc.*	42,665	2,273,191
AVX Corp.	67,995	923,372
Badger Meter, Inc.	20,893	1,525,816
Belden, Inc.	61,721	3,726,097
Benchmark Electronics, Inc.*	75,462	1,596,021
Coherent, Inc.*	35,614	3,268,653
Control4 Corp. (x)*	27,052	220,744
CTS Corp.	45,327	812,260
Daktronics, Inc.	52,295	326,844
DTS, Inc.*	27,606	730,179
Electro Rent Corp.	21,803	335,984
Electro Scientific Industries, Inc.*	36,772	214,748
ePlus, Inc.*	9,317	762,037
Fabrinet*	50,571	1,877,196
FARO Technologies, Inc.*	24,599	832,184
II-VI, Inc.*	87,325	1,638,217
Insight Enterprises, Inc.*	55,693	1,448,018
InvenSense, Inc. (x)*	113,274	694,370
Itron, Inc.*	49,466	2,131,985
Kimball Electronics, Inc.*	39,901	496,767
Knowles Corp. (x)*	129,692	1,774,187
Littelfuse, Inc.	32,518	3,843,302
Maxwell Technologies, Inc. (x)*	43,396	229,131
Mesa Laboratories, Inc.	4,429	544,767
Methode Electronics, Inc.	54,895	1,879,056
MTS Systems Corp.	21,734	952,819
Multi-Fineline Electronix, Inc.*	12,163	282,182
Novanta, Inc.*	48,072	728,291
OSI Systems, Inc.*	25,909	1,506,090
Park Electrochemical Corp.	27,413	398,311
PC Connection, Inc.	16,489	392,438
Plexus Corp.*	49,166	2,123,971
QLogic Corp.*	123,216	1,816,204
RadiSys Corp.*	50,425	225,904
Rofin-Sinar Technologies, Inc.*	41,168	1,314,906
Rogers Corp.*	27,035	1,651,838

Sanmina Corp.*	108,032	$2,896,338
ScanSource, Inc.*	37,202	1,380,566
SYNNEX Corp.	43,139	4,090,440
Systemax, Inc.*	14,680	125,220
Tech Data Corp.*	51,542	3,703,293
TTM Technologies, Inc.*	105,906	797,472
Universal Display Corp.*	61,005	4,136,139
Vishay Intertechnology, Inc. (x)	197,426	2,446,108
Vishay Precision Group, Inc.*	17,683	237,306

		65,515,326

Internet Software & Services (2.4%)
2U, Inc. (x)*	53,912	1,585,552
Alarm.com Holdings, Inc. (x)*	15,114	387,372
Amber Road, Inc. (x)*	21,889	168,764
Angie’s List, Inc.*	60,244	392,188
Apigee Corp. (x)*	21,906	267,691
Appfolio, Inc., Class A (x)*	10,899	157,600
Autobytel, Inc. (x)*	12,031	166,870
Bankrate, Inc.*	71,117	531,955
Bazaarvoice, Inc. (x)*	118,786	476,332
Benefitfocus, Inc. (x)*	18,911	720,887
Blucora, Inc.*	56,352	583,807
Box, Inc., Class A (x)*	71,269	736,921
Brightcove, Inc.*	43,573	383,442
Carbonite, Inc.*	24,080	234,298
Care.com, Inc.*	24,128	281,815
ChannelAdvisor Corp.*	33,932	491,675
Cimpress N.V. (x)*	37,221	3,442,198
comScore, Inc.*	70,140	1,674,943
Cornerstone OnDemand, Inc.*	74,477	2,834,595
Cvent, Inc.*	44,409	1,586,289
Demandware, Inc.*	55,524	4,158,748
DHI Group, Inc.*	72,867	453,961
EarthLink Holdings Corp.	157,445	1,007,648
Endurance International Group Holdings, Inc.*	88,268	793,529
Envestnet, Inc. (x)*	60,835	2,026,414
Everyday Health, Inc.*	40,766	321,236
Five9, Inc.*	48,562	577,888
Global Sources Ltd.*	10,097	92,590
Gogo, Inc. (x)*	82,913	695,640
GrubHub, Inc. (x)*	118,878	3,693,539
GTT Communications, Inc.*	38,543	712,275
Hortonworks, Inc. (x)*	58,421	624,521
inContact, Inc.*	86,615	1,199,618
Instructure, Inc. (x)*	15,017	285,323
Intralinks Holdings, Inc.*	65,099	423,144
j2 Global, Inc.	69,839	4,411,730
Limelight Networks, Inc.*	80,443	119,860
Liquidity Services, Inc.*	31,557	247,407
LivePerson, Inc.*	80,350	509,419
LogMeIn, Inc.*	37,105	2,353,570
Marchex, Inc., Class B*	46,196	146,903
Marketo, Inc.*	61,130	2,128,547
MeetMe, Inc.*	59,994	319,768
MINDBODY, Inc., Class A (x)*	20,905	337,407
Monster Worldwide, Inc.*	124,607	297,811
New Relic, Inc. (x)*	32,202	946,095
NIC, Inc.	94,456	2,072,365
Numerex Corp., Class A (x)*	17,284	129,457
Q2 Holdings, Inc.*	37,623	1,054,196

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

QuinStreet, Inc.*	45,106	$160,126
Quotient Technology, Inc. (x)*	94,121	1,262,163
RealNetworks, Inc.*	29,930	128,998
Reis, Inc.	13,667	340,308
RetailMeNot, Inc.*	52,342	403,557
Rightside Group Ltd.*	15,026	159,877
SciQuest, Inc.*	38,236	675,248
Shutterstock, Inc. (x)*	29,040	1,330,032
SPS Commerce, Inc.*	24,554	1,487,972
Stamps.com, Inc. (x)*	23,872	2,086,890
TechTarget, Inc.*	25,448	206,129
TrueCar, Inc. (x)*	79,177	621,539
United Online, Inc.*	19,066	209,726
Web.com Group, Inc.*	65,330	1,187,699
WebMD Health Corp. (x)*	54,834	3,186,404
Xactly Corp.*	33,527	429,481
XO Group, Inc.*	38,424	669,730

		63,791,682

IT Services (1.9%)
Acxiom Corp.*	114,400	2,515,656
ALJ Regional Holdings, Inc. (x)*	25,583	127,915
Blackhawk Network Holdings, Inc.*	80,765	2,704,820
CACI International, Inc., Class A*	35,963	3,251,415
Cardtronics, Inc.*	66,795	2,659,109
Cass Information Systems, Inc.	17,131	885,673
Convergys Corp.	131,715	3,292,875
CSG Systems International, Inc.	47,114	1,899,165
Datalink Corp.*	27,900	209,250
EPAM Systems, Inc.*	70,563	4,537,907
EVERTEC, Inc.	94,137	1,462,889
ExlService Holdings, Inc.*	48,705	2,552,629
Forrester Research, Inc.	14,229	524,481
Hackett Group, Inc.	36,572	507,254
Higher One Holdings, Inc.*	42,882	219,127
Information Services Group, Inc.*	43,408	162,780
Lionbridge Technologies, Inc.*	90,225	356,389
ManTech International Corp., Class A	37,008	1,399,643
MAXIMUS, Inc.	95,661	5,296,750
MoneyGram International, Inc.*	39,887	273,226
NCI, Inc., Class A	8,368	117,570
NeuStar, Inc., Class A (x)*	22,545	530,033
Perficient, Inc.*	53,113	1,078,725
PFSweb, Inc.*	21,833	207,413
Planet Payment, Inc.*	60,912	273,495
Science Applications International Corp.	62,749	3,661,404
ServiceSource International, Inc.*	90,084	363,038
Sykes Enterprises, Inc.*	57,538	1,666,300
Syntel, Inc.*	47,856	2,165,963
TeleTech Holdings, Inc.	25,233	684,571
Travelport Worldwide Ltd.	170,608	2,199,137
Unisys Corp. (x)*	78,512	571,567
Virtusa Corp.*	42,549	1,228,815

		49,586,984

Semiconductors & Semiconductor Equipment (2.9%)
Acacia Communications, Inc.*	7,743	$309,255
Advanced Energy Industries, Inc.*	58,142	2,207,070
Advanced Micro Devices, Inc. (x)*	964,010	4,955,011
Alpha & Omega Semiconductor Ltd.*	27,735	386,349
Ambarella, Inc. (x)*	47,150	2,395,691
Amkor Technology, Inc.*	146,645	843,209
Applied Micro Circuits Corp.*	113,430	728,221
Axcelis Technologies, Inc.*	168,827	454,145
Brooks Automation, Inc.	99,093	1,111,823
Cabot Microelectronics Corp.	35,476	1,502,054
Cavium, Inc. (x)*	82,853	3,198,126
CEVA, Inc.*	31,115	845,395
Cirrus Logic, Inc.*	92,540	3,589,627
Cohu, Inc.	38,273	415,262
Diodes, Inc.*	56,648	1,064,416
DSP Group, Inc.*	29,525	313,260
Entegris, Inc.*	208,028	3,010,165
Exar Corp.*	59,262	477,059
Fairchild Semiconductor International, Inc.*	168,460	3,343,931
FormFactor, Inc.*	100,448	903,027
GigPeak, Inc. (x)*	67,827	132,941
Inphi Corp.*	59,229	1,897,105
Integrated Device Technology, Inc.*	198,329	3,992,363
Intersil Corp., Class A	196,851	2,665,363
IXYS Corp.	36,198	371,029
Kopin Corp.*	87,727	194,754
Lattice Semiconductor Corp.*	173,285	927,075
MACOM Technology Solutions Holdings, Inc. (x)*	33,725	1,112,250
MaxLinear, Inc., Class A*	82,338	1,480,437
Microsemi Corp.*	167,507	5,474,129
MKS Instruments, Inc.	78,268	3,370,220
Monolithic Power Systems, Inc.	56,933	3,889,663
Nanometrics, Inc.*	37,380	777,130
NeoPhotonics Corp.*	42,985	409,647
NVE Corp.	7,047	413,307
PDF Solutions, Inc.*	41,938	586,713
Photronics, Inc.*	97,563	869,286
Power Integrations, Inc.	40,501	2,027,885
Rambus, Inc.*	164,418	1,986,169
Rudolph Technologies, Inc.*	48,135	747,537
Semtech Corp.*	95,249	2,272,641
Sigma Designs, Inc.*	48,061	309,032
Silicon Laboratories, Inc.*	60,925	2,969,484
Synaptics, Inc.*	54,656	2,937,760
Tessera Technologies, Inc.	72,286	2,214,843
Ultra Clean Holdings, Inc.*	40,722	231,708
Ultratech, Inc.*	32,547	747,605
Veeco Instruments, Inc.*	58,864	974,788
Xcerra Corp.*	75,220	432,515

		78,468,475

Software (3.7%)
A10 Networks, Inc.*	63,878	413,291
ACI Worldwide, Inc.*	169,712	3,311,081

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

American Software, Inc., Class A	38,051	$398,775
Aspen Technology, Inc.*	121,929	4,906,423
AVG Technologies N.V.*	62,959	1,195,591
Barracuda Networks, Inc.*	32,136	486,539
Blackbaud, Inc.	69,490	4,718,371
Bottomline Technologies de, Inc.*	59,519	1,281,444
BroadSoft, Inc.*	43,333	1,777,953
Callidus Software, Inc.*	82,615	1,650,648
CommVault Systems, Inc.*	57,250	2,472,628
Digimarc Corp. (x)*	12,187	389,497
Ebix, Inc. (x)	37,047	1,774,551
Ellie Mae, Inc.*	43,422	3,979,626
EnerNOC, Inc. (x)*	36,904	233,233
Epiq Systems, Inc.	35,747	521,906
Exa Corp.*	19,141	276,587
Fair Isaac Corp.	45,637	5,157,437
Fleetmatics Group plc*	57,780	2,503,607
Gigamon, Inc.*	47,859	1,789,448
Globant S.A. (x)*	37,729	1,484,636
Glu Mobile, Inc. (x)*	162,609	357,740
Guidance Software, Inc.*	31,635	195,821
HubSpot, Inc.*	42,431	1,842,354
Imperva, Inc.*	42,189	1,814,549
Infoblox, Inc.*	86,124	1,615,686
Interactive Intelligence Group, Inc.*	26,159	1,072,257
Jive Software, Inc.*	82,751	311,144
Mentor Graphics Corp.	157,386	3,346,026
MicroStrategy, Inc., Class A*	14,004	2,450,980
Mitek Systems, Inc. (x)*	42,887	304,927
MobileIron, Inc.*	66,981	204,292
Model N, Inc.*	32,564	434,729
Monotype Imaging Holdings, Inc.	59,502	1,465,534
Park City Group, Inc. (x)*	14,757	132,370
Paycom Software, Inc. (x)*	64,723	2,796,681
Paylocity Holding Corp. (x)*	31,632	1,366,502
Pegasystems, Inc.	53,062	1,430,021
Progress Software Corp.*	73,747	2,025,093
Proofpoint, Inc. (x)*	60,216	3,799,027
PROS Holdings, Inc.*	36,876	642,749
QAD, Inc., Class A	13,764	265,232
QAD, Inc., Class B	249	4,308
Qlik Technologies, Inc.*	138,150	4,086,477
Qualys, Inc.*	40,110	1,195,679
Rapid7, Inc. (x)*	28,302	356,039
RealPage, Inc.*	79,556	1,776,486
RingCentral, Inc., Class A*	86,175	1,699,371
Rosetta Stone, Inc.*	26,447	204,964
Rovi Corp.*	117,707	1,840,938
Rubicon Project, Inc.*	54,702	746,682
Sapiens International Corp. N.V.	35,154	411,653
SecureWorks Corp., Class A*	8,376	118,102
Silver Spring Networks, Inc.*	53,905	654,946
Synchronoss Technologies, Inc.*	60,699	1,933,870
Take-Two Interactive Software, Inc.*	122,332	4,638,829
Tangoe, Inc.*	42,323	326,734

Telenav, Inc.*	46,275	$236,003
TiVo, Inc.*	142,493	1,410,681
TubeMogul, Inc. (x)*	32,022	381,062
Varonis Systems, Inc. (x)*	15,643	375,745
VASCO Data Security International, Inc. (x)*	44,297	726,028
Verint Systems, Inc.*	91,372	3,027,154
VirnetX Holding Corp. (x)*	65,058	260,232
Workiva, Inc. (x)*	31,535	430,768
Xura, Inc.*	35,251	861,182
Zedge, Inc., Class B*	1	5
Zendesk, Inc. (x)*	119,389	3,149,482
Zix Corp.*	76,929	288,484

		99,738,890

Technology Hardware, Storage & Peripherals (0.6%)
3D Systems Corp. (x)*	157,233	2,152,520
Avid Technology, Inc.*	44,106	256,256
CPI Card Group, Inc. (x)	23,340	116,933
Cray, Inc.*	59,179	1,770,636
Diebold, Inc.	88,091	2,187,299
Eastman Kodak Co. (x)*	24,214	389,361
Electronics for Imaging, Inc.*	69,232	2,979,745
Immersion Corp. (x)*	36,789	270,031
Nimble Storage, Inc.*	91,860	731,206
Pure Storage, Inc., Class A (x)*	89,034	970,471
Silicon Graphics International Corp. (x)*	46,807	235,439
Stratasys Ltd. (x)*	73,501	1,682,438
Super Micro Computer, Inc.*	56,807	1,411,654
USA Technologies, Inc. (x)*	51,178	218,530

		15,372,519

Total Information Technology		413,208,459

Materials (4.1%)
Chemicals (2.2%)
A. Schulman, Inc.	43,341	1,058,387
AgroFresh Solutions, Inc. (x)*	29,258	155,360
American Vanguard Corp.	42,666	644,683
Axiall Corp.	104,174	3,397,114
Balchem Corp.	46,298	2,761,676
Calgon Carbon Corp.	76,314	1,003,529
Chase Corp.	10,376	612,910
Chemtura Corp.*	94,121	2,482,912
Chermours Co. (x)	267,870	2,207,249
Codexis, Inc.*	46,321	186,674
Ferro Corp.*	122,045	1,632,962
Flotek Industries, Inc. (x)*	76,991	1,016,281
FutureFuel Corp.	32,035	348,541
GCP Applied Technologies, Inc.*	103,618	2,698,213
H.B. Fuller Co.	73,721	3,242,987
Hawkins, Inc.	14,456	627,535
Ingevity Corp.*	62,510	2,127,840
Innophos Holdings, Inc.	29,589	1,248,952
Innospec, Inc.	34,343	1,579,434
KMG Chemicals, Inc.	13,479	350,319
Koppers Holdings, Inc.*	29,918	919,380
Kraton Performance Polymers, Inc.*	43,862	1,225,066
Kronos Worldwide, Inc. (x)	28,412	149,163

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

LSB Industries, Inc. (x)*	26,767	$323,345
Minerals Technologies, Inc.	50,716	2,880,669
Olin Corp.	243,614	6,051,372
OMNOVA Solutions, Inc.*	65,164	472,439
PolyOne Corp.	123,334	4,346,290
Quaker Chemical Corp.	19,098	1,703,541
Rayonier Advanced Materials, Inc.	63,030	856,578
Sensient Technologies Corp.	65,716	4,668,465
Stepan Co.	28,848	1,717,321
TerraVia Holdings, Inc. (x)*	103,834	272,045
Trecora Resources*	26,848	280,025
Tredegar Corp.	38,058	613,495
Trinseo S.A. (x)*	42,295	1,815,724
Tronox Ltd., Class A (x)	98,821	435,801
Valhi, Inc.	19,882	31,215

		58,145,492

Construction Materials (0.2%)
Headwaters, Inc.*	106,285	1,906,753
Summit Materials, Inc., Class A*	93,278	1,908,468
U.S. Concrete, Inc. (x)*	21,248	1,294,216
United States Lime & Minerals, Inc.	2,390	140,986

		5,250,423

Containers & Packaging (0.1%)
AEP Industries, Inc.	5,977	480,910
Greif, Inc., Class A	38,537	1,436,274
Greif, Inc., Class B (x)	7,700	421,575
Multi Packaging Solutions International Ltd.*	31,185	416,320
Myers Industries, Inc.	32,288	464,947
UFP Technologies, Inc.*	8,584	193,483

		3,413,509

Metals & Mining (1.1%)
AK Steel Holding Corp. (x)*	342,611	1,596,567
Allegheny Technologies, Inc. (x)	158,680	2,023,170
Ampco-Pittsburgh Corp.	10,985	124,240
Carpenter Technology Corp. (x)	68,082	2,241,940
Century Aluminum Co. (x)*	75,084	475,282
Cliffs Natural Resources, Inc. (x)*	260,269	1,475,725
Coeur Mining, Inc. (x)*	224,612	2,394,364
Commercial Metals Co.	169,005	2,856,184
Ferroglobe plc	97,847	842,463
Gold Resource Corp. (x)	71,023	254,972
Handy & Harman Ltd.*	3,696	96,798
Haynes International, Inc.	19,474	624,726
Hecla Mining Co. (x)	562,216	2,867,302
Kaiser Aluminum Corp.	24,438	2,209,440
Materion Corp.	30,436	753,595
Olympic Steel, Inc.	12,661	345,772
Ryerson Holding Corp. (x)*	16,452	287,910
Schnitzer Steel Industries, Inc., Class A	40,513	713,029
Stillwater Mining Co.*	179,624	2,130,341
SunCoke Energy, Inc.	98,732	574,620
TimkenSteel Corp. (x)	54,405	523,376
Worthington Industries, Inc.	66,622	2,818,111

		28,229,927

Paper & Forest Products (0.5%)
Boise Cascade Co.*	58,738	$1,348,037
Clearwater Paper Corp.*	25,137	1,643,206
Deltic Timber Corp.	16,651	1,117,782
KapStone Paper and Packaging Corp.	126,715	1,648,562
Louisiana-Pacific Corp.*	212,023	3,678,599
Neenah Paper, Inc.	24,307	1,759,097
P.H. Glatfelter Co.	62,830	1,228,955
Schweitzer-Mauduit International, Inc.	44,850	1,582,308

		14,006,546

Total Materials		109,045,897

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.7%)
8x8, Inc.*	129,919	1,898,117
ATN International, Inc.	14,892	1,158,746
Cincinnati Bell, Inc.*	308,203	1,408,488
Cogent Communications Holdings, Inc.	61,244	2,453,435
Consolidated Communications Holdings, Inc. (x)	73,059	1,990,127
FairPoint Communications, Inc.*	32,574	478,186
General Communication, Inc., Class A*	43,541	687,948
Globalstar, Inc. (x)*	550,876	666,560
Hawaiian Telcom Holdco, Inc.*	9,710	205,755
IDT Corp., Class B	22,713	322,297
Inteliquent, Inc.	48,943	973,476
Intelsat S.A. (x)*	40,477	104,431
Iridium Communications, Inc. (x)*	120,289	1,068,166
Lumos Networks Corp.*	32,583	394,254
ORBCOMM, Inc.*	94,950	944,752
pdvWireless, Inc. (x)*	15,025	321,385
Straight Path Communications, Inc., Class B (x)*	12,856	355,726
Vonage Holdings Corp.*	280,404	1,710,464
Windstream Holdings, Inc. (x)	140,710	1,304,382

		18,446,695

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	50,386	449,443
NII Holdings, Inc.*	75,820	241,108
Shenandoah Telecommunications Co.	68,739	2,684,945
Spok Holdings, Inc.	31,891	611,191

		3,986,687

Total Telecommunication Services		22,433,382

Utilities (3.9%)
Electric Utilities (1.2%)
ALLETE, Inc.	73,046	4,720,963
El Paso Electric Co.	59,663	2,820,270
Empire District Electric Co.	65,113	2,211,889
Genie Energy Ltd., Class B*	15,561	105,348
IDACORP, Inc.	74,377	6,050,569
MGE Energy, Inc.	51,331	2,900,971

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Otter Tail Corp.	55,484	$1,858,159
PNM Resources, Inc.	117,773	4,173,875
Portland General Electric Co.	131,805	5,815,237
Spark Energy, Inc., Class A	7,278	240,538

		30,897,819

Gas Utilities (1.3%)
Chesapeake Utilities Corp.	21,558	1,426,709
Delta Natural Gas Co., Inc. (x)	8,302	223,656
New Jersey Resources Corp.	126,008	4,857,608
Northwest Natural Gas Co.	39,552	2,563,761
ONE Gas, Inc.	76,559	5,098,064
South Jersey Industries, Inc.	117,334	3,710,101
Southwest Gas Corp.	69,600	5,478,216
Spire, Inc.	65,825	4,663,043
WGL Holdings, Inc.	74,136	5,248,087

		33,269,245

Independent Power and Renewable Electricity Producers (0.6%)
Atlantic Power Corp.	194,078	481,313
Atlantica Yield plc (x)	85,831	1,594,740
Dynegy, Inc.*	174,854	3,014,483
NRG Yield, Inc., Class A	51,477	783,480
NRG Yield, Inc., Class C (x)	93,760	1,461,718
Ormat Technologies, Inc.	57,174	2,501,934
Pattern Energy Group, Inc. (x)	84,580	1,942,803
Talen Energy Corp.*	125,292	1,697,707
TerraForm Global, Inc., Class A (x)	131,527	428,778
TerraForm Power, Inc., Class A (x)*	127,367	1,388,300
Vivint Solar, Inc. (x)*	27,816	85,395

		15,380,651

Multi-Utilities (0.5%)
Avista Corp.	93,007	4,166,713
Black Hills Corp.	75,918	4,785,871
NorthWestern Corp.	71,657	4,519,407
Unitil Corp.	20,478	873,796

		14,345,787

Water Utilities (0.3%)
American States Water Co.	54,848	2,403,439
Artesian Resources Corp., Class A	10,295	349,206
California Water Service Group	69,642	2,432,595
Connecticut Water Service, Inc.	15,885	892,737
Consolidated Water Co., Ltd.	20,612	269,193
Global Water Resources, Inc. (x)	10,552	92,858
Middlesex Water Co.	23,221	1,007,327
SJW Corp.	23,598	929,289
York Water Co.	20,415	654,097

		9,030,741

Total Utilities		102,924,243

Total Common Stocks (89.8%) (Cost $2,320,484,800)		2,398,434,090

	Number of Rights	Value (Note 1)

RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp. (Contingent Value Shares) (b)*†	198,082	$164,903

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc. (Contingent Value Shares) (b)*†	4,193	1,887

Total Health Care		166,790

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc. (Contingent Value Shares) (b)*†	14,176	—

Total Information Technology		—

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc. (Contingent Value Shares) (b)*†	51,376	115,596

Total Telecommunication Services		115,596

Total Rights (0.0%) (Cost $—)		282,386

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.6%)
Blackrock Liquidity Funds, Institutional Class Shares (xx)	15,590,264	15,590,264

	Principal Amount	Value (Note 1)
Repurchase Agreements (10.7%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $18,300,229, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $18,666,004. (xx)	$18,300,000	18,300,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $12,100,138, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $12,342,019. (xx)	12,100,000	12,100,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

Deutsche Bank Securities, Inc., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $10,000,111, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-1.125%, maturing 12/31/17-2/28/21; total market value $10,200,001. (xx)	$10,000,000	$10,000,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $20,000,200, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $20,400,094. (xx)	20,000,000	20,000,000
HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $12,000,127, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $12,240,248. (xx)	12,000,000	12,000,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $9,763,328, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $9,958,480. (xx)	9,763,215	9,763,215
Mizuho Securities USA, Inc., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $10,000,125, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.750%, maturing 5/31/17-5/31/23; total market value $10,200,002. (xx)	10,000,000	10,000,000
Natixis, 0.600%, dated 6/30/16, due 7/1/16, repurchase price $25,000,417, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50; total market value $25,500,425. (xx)	25,000,000	25,000,000

Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $20,000,267, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $20,400,276. (xx)	$20,000,000	$20,000,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $7,000,093, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $7,140,096. (xx)	7,000,000	7,000,000
Natixis, 0.530%, dated 6/30/16, due 7/1/16, repurchase price $15,000,221, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 3/31/18-11/15/22, U.S. Government Agency Securities, ranging from 0.792%-6.500%, maturing 10/25/39-6/16/48; total market value $15,301,577. (xx)	15,000,000	15,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/6/16, repurchase price $15,001,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.750%, maturing 10/31/17-8/15/42; total market value $15,300,000. (xx)	15,000,000	15,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $20,000,222, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $20,400,000. (xx)	20,000,000	20,000,000
RBC Capital Markets, 0.420%, dated 6/30/16, due 7/1/16, repurchase price $24,000,280, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-4.500%, maturing 8/1/26-3/1/46; total market value $24,480,000. (xx)	24,000,000	24,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $8,000,087, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $8,160,018. (xx)	$8,000,000	$8,000,000
RBS Securities, Inc., 0.400%, dated 6/30/16, due 7/5/16, repurchase price $19,001,056, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-6.125%, maturing 2/28/17-5/15/44; total market value $19,380,368. (xx)	19,000,000	19,000,000
Societe Generale S.A., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $10,000,111, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 10/31/16-2/15/46; total market value $10,200,000. (xx)	10,000,000	10,000,000
Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $16,000,747, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.250%, maturing 6/30/17-5/15/44; total market value $16,320,002. (xx)	16,000,000	16,000,000

Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $15,000,700, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 12/8/16-2/15/37; total market value $15,300,004. (xx)	$15,000,000	$15,000,000

Total Repurchase Agreements		286,163,215

Total Short-Term Investments (11.3%) (Cost $301,753,479)		301,753,479

Total Investments (101.1%) (Cost $2,622,238,279)		2,700,469,955
Other Assets Less Liabilities (-1.1%)		(28,690,856)

Net Assets (100%)		$2,671,779,099

*	Non-income producing.
†	Securities (totaling $399,036 or 0.0% of net assets) held at fair value by management.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
@	Shares are less than 0.5.
(b)	Illiquid Security.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $295,441,005. This was secured by collateral of $301,753,479 which was received as cash and subsequently invested in short-term investments currently valued at $301,753,479, as reported in the Portfolio of Investments, and $2,788,347 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.000%, maturing 7/14/16-2/15/46.

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)
PennyMac Financial Services, Inc., Class A	$190,387	$—	$—	$154,814	$—	$—
PennyMac Mortgage Investment Trust (REIT)	1,001,819	548,445	—	1,619,851	30,856	—

	$1,192,206	$548,445	$—	$1,774,665	$30,856	$—

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	2,374	September-16	$279,974,310	$272,392,760	$(7,581,550)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)(b)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (c)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (d)		Total
Assets:
Common Stocks
Consumer Discretionary	$325,737,164	$343,363	$—		$326,080,527
Consumer Staples	75,213,169	—	—		75,213,169
Energy	72,223,938	—	—		72,223,938
Financials	617,577,798	—	116,650		617,694,448
Health Care	325,924,864	—	—		325,924,864
Industrials	333,685,163	—	—		333,685,163
Information Technology	411,893,553	1,314,906	—		413,208,459
Materials	107,609,623	1,436,274	—		109,045,897
Telecommunication Services	22,433,382	—	—		22,433,382
Utilities	102,924,243	—	—		102,924,243
Rights
Health Care	—	—	166,790		166,790
Information Technology	—	—	—	(e)	— (e)
Telecommunication Services	—	—	115,596		115,596
Short-Term Investments
Investment Companies	15,590,264	—	—		15,590,264
Repurchase Agreements	—	286,163,215	—		286,163,215

Total Assets	$2,410,813,161	$289,257,758	$399,036		$2,700,469,955

Liabilities:
Futures	$(7,581,550)	$—	$—		$(7,581,550)

Total Liabilities	$(7,581,550)	$—	$—		$(7,581,550)

Total	$2,403,231,611	$289,257,758	$399,036		$2,692,888,405

(a)	A security with a market value of $646,554 transferred from Level 2 to Level 1 at the end of the period due to active trading.
(b)	A security with a market value of $142,948 transferred from Level 3 to Level 1 at the end of the period due to active trading.
(c)	Securities with a market value of $2,751,180 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.
(d)	A security with a market value of $116,650 transferred from Level 1 to Level 3 at the end of the period due to inactive trading.
(e)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(7,581,550	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$4,787,254

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$(2,769,601)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $262,144,000 during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$18,300,000	$—	$18,300,000	$(18,300,000)	$—
Deutsche Bank AG	12,100,000	—	12,100,000	(12,100,000)	—
Deutsche Bank Securities, Inc.	10,000,000	—	10,000,000	(10,000,000)	—
HSBC Securities, Inc.	32,000,000	—	32,000,000	(32,000,000)	—
Merrill Lynch PFS, Inc.	9,763,215	—	9,763,215	(9,763,215)	—
Mizuho Securities USA, Inc.	10,000,000	—	10,000,000	(10,000,000)	—
Natixis	67,000,000	—	67,000,000	(67,000,000)	—
Nomura Securities Co., Ltd.	35,000,000	—	35,000,000	(35,000,000)	—
RBC Capital Markets	24,000,000	—	24,000,000	(24,000,000)	—
RBS Securities, Inc.	27,000,000	—	27,000,000	(27,000,000)	—
Societe Generale S.A.	41,000,000	—	41,000,000	(41,000,000)	—

Total	$286,163,215	$—	$286,163,215	$(286,163,215)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 11%)*	$389,352,769
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 26%)*	$321,098,021

*	During the period ended June 30, 2016, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$377,343,019
Aggregate gross unrealized depreciation	(299,160,040)

Net unrealized appreciation	$78,182,979

Federal income tax cost of investments	$2,622,286,976

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $2,289,562)	$1,774,665
Unaffiliated Issuers (Cost $2,333,785,502)	2,412,532,075
Repurchase Agreements (Cost $286,163,215)	286,163,215
Cash	253,312,220
Cash held as collateral at broker	12,823,600
Due from broker for futures variation margin	4,344,420
Dividends, interest and other receivables	3,070,865
Receivable from Separate Accounts for Trust shares sold	686,259
Security lending income receivable	435,906
Due from Custodian	410,656
Receivable for securities sold	279,129
Other assets	27,764

Total assets	2,975,860,774

LIABILITIES
Payable on return of securities loaned	301,753,479
Investment management fees payable	953,705
Payable for securities purchased	689,785
Administrative fees payable	295,292
Payable to Separate Accounts for Trust shares redeemed	183,981
Distribution fees payable – Class IB	117,300
Trustees’ fees payable	5,073
Accrued expenses	83,060

Total liabilities	304,081,675

NET ASSETS	$2,671,779,099

Net assets were comprised of:
Paid in capital	$2,547,659,340
Accumulated undistributed net investment income (loss)	11,966,708
Accumulated undistributed net realized gain (loss) on investments and futures	41,502,925
Net unrealized appreciation (depreciation) on investments and futures	70,650,126

Net assets	$2,671,779,099

Class IB
Net asset value, offering and redemption price per share, $568,685,967 / 32,796,623 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.34

Class K
Net asset value, offering and redemption price per share, $2,103,093,132 / 120,411,301 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.47

(x)	Includes value of securities on loan of $295,441,005.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends ($30,856 of dividend income received from affiliates) (net of $10,881 foreign withholding tax)	$18,015,962
Interest	285,934
Securities lending (net)	964,862

Total income	19,266,758

EXPENSES
Investment management fees	5,545,408
Administrative fees	1,692,588
Distribution fees – Class IB	686,605
Printing and mailing expenses	84,650
Custodian fees	59,822
Professional fees	45,399
Trustees’ fees	30,320
Miscellaneous	29,024

Gross expenses	8,173,816
Less: Waiver from investment manager	(124,326)

Net expenses	8,049,490

NET INVESTMENT INCOME (LOSS)	11,217,268

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	32,619,748
Futures	4,787,254

Net realized gain (loss)	37,407,002

Change in unrealized appreciation (depreciation) on:
Investments ($34,014 of change in unrealized appreciation (depreciation) from affiliates)	9,028,353
Futures	(2,769,601)

Net change in unrealized appreciation (depreciation)	6,258,752

NET REALIZED AND UNREALIZED GAIN (LOSS)	43,665,754

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$54,883,022

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,217,268	$13,160,840
Net realized gain (loss) on investments and futures	37,407,002	115,614,335
Net change in unrealized appreciation (depreciation) on investments and futures	6,258,752	(264,577,547)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	54,883,022	(135,802,372)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(1,969,148)
Class K	—	(11,483,829)

	—	(13,452,977)

Distributions from net realized capital gains
Class IB	—	(25,697,861)
Class K	—	(84,242,899)

	—	(109,940,760)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(123,393,737)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares repurchased [ 0 and (112) shares, respectively ]	—	(2,230)

Total Class IA transactions	—	(2,230)

Class IB
Capital shares sold [ 720,874 and 1,328,681 shares, respectively ]	11,483,783	24,886,939
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,632,600 shares, respectively ]	—	27,667,009
Capital shares repurchased [ (2,624,442) and (5,027,705) shares, respectively ]	(42,824,185)	(94,701,747)

Total Class IB transactions	(31,340,402)	(42,147,799)

Class K
Capital shares sold [ 20,473,480 and 15,423,763 shares, respectively ]	325,505,957	293,260,736
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,618,499 shares, respectively ]	—	95,726,728
Capital shares repurchased [ (15,742,861) and (3,383,813) shares, respectively ]	(248,415,511)	(62,682,502)

Total Class K transactions	77,090,446	326,304,962

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	45,750,044	284,154,933

TOTAL INCREASE (DECREASE) IN NET ASSETS	100,633,066	24,958,824
NET ASSETS:
Beginning of period	2,571,146,033	2,546,187,209

End of period (a)	$2,671,779,099	$2,571,146,033

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$11,966,708	$749,440

(b) After the close of business on April 13, 2015, operations for Class IA ceased and shares were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	January 1, 2015 to April 13, 2015‡	Year Ended December 31,
Class IA		2014	2013	2012	2011
Net asset value, beginning of period	$18.93	$19.13	$15.18	$13.35	$15.29

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.01	(0.08)†	0.04	0.03
Net realized and unrealized gain (loss) on investments and futures	0.97	0.75	5.70	2.02	(1.61)

Total from investment operations	0.98	0.76	5.62	2.06	(1.58)

Less distributions:
Dividends from net investment income	—	(0.02)	(0.01)	(0.03)	(0.04)
Distributions from net realized gains	—	(0.94)	(1.66)	(0.20)	(0.32)

Total dividends and distributions	—	(0.96)	(1.67)	(0.23)	(0.36)

Net asset value, end of period	$19.91	$18.93	$19.13	$15.18	$13.35

Total return (b)	5.18%	4.06%	37.49%	15.42%	(10.26)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$2	$2	$164	$142
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.87%	0.88%	0.88%	0.89%	0.68%
Before waivers and reimbursements (a)(f)	0.87%	0.88%	0.88%	0.89%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.13%	0.08%	(0.49)%	0.27%	0.16%
Before waivers and reimbursements (a)(f)	0.13%	0.08%	(0.49)%	0.27%	0.14%
Portfolio turnover rate^	20%	19%	19%	19%	17%

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IB		2015	2014	2013	2012	2011
Net asset value, beginning of period	$17.02	$18.81	$19.02	$15.11	$13.28	$15.23

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.06	0.02	0.02	0.04	—	#
Net realized and unrealized gain (loss) on investments and futures	0.26	(1.03)	0.73	5.56	2.02	(1.63)

Total from investment operations	0.32	(0.97)	0.75	5.58	2.06	(1.63)

Less distributions:
Dividends from net investment income	—	(0.06)	(0.02)	(0.01)	(0.03)	—	#
Distributions from net realized gains	—	(0.76)	(0.94)	(1.66)	(0.20)	(0.32)

Total dividends and distributions	—	(0.82)	(0.96)	(1.67)	(0.23)	(0.32)

Net asset value, end of period	$17.34	$17.02	$18.81	$19.02	$15.11	$13.28

Total return (b)	1.88%	(5.09)%	4.03%	37.40%	15.50%	(10.58)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$568,686	$590,553	$691,603	$771,870	$73,210	$51,953
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.84%	0.85%	0.87%	0.88%	0.89%	0.93%
Before waivers and reimbursements (a)(f)	0.85%	0.85%	0.87%	0.88%	0.89%	0.95	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.70%	0.29%	0.08%	0.13%	0.28%	0.01%
Before waivers and reimbursements (a)(f)	0.69%	0.29%	0.08%	0.13%	0.28%	—	%‡‡
Portfolio turnover rate (z)^	14%	20%	19%	19%	19%	17%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				August 29, 2011* to December 31, 2011
Class K		2015	2014	2013	2012
Net asset value, beginning of period	$17.12	$18.92	$19.12	$15.18	$13.35	$12.84

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.11	0.07	0.05	0.08	0.02
Net realized and unrealized gain (loss) on investments and futures	0.27	(1.05)	0.73	5.61	2.01	0.53

Total from investment operations	0.35	(0.94)	0.80	5.66	2.09	0.55

Less distributions:
Dividends from net investment income	—	(0.10)	(0.06)	(0.06)	(0.06)	(0.04)
Distributions from net realized gains	—	(0.76)	(0.94)	(1.66)	(0.20)	—

Total dividends and distributions	—	(0.86)	(1.00)	(1.72)	(0.26)	(0.04)

Net asset value, end of period	$17.47	$17.12	$18.92	$19.12	$15.18	$13.35

Total return (b)	2.04%	(4.87)%	4.31%	37.77%	15.71%	4.26%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,103,093	$1,980,593	$1,854,582	$1,421,843	$840,249	$464,323
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.59%	0.60%	0.62%	0.63%	0.64%	0.67%
Before waivers and reimbursements (a)(f)	0.60%	0.60%	0.62%	0.63%	0.64%	0.67%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.96%	0.56%	0.35%	0.29%	0.56%	0.42%
Before waivers and reimbursements (a)(f)	0.95%	0.56%	0.35%	0.29%	0.56%	0.42%
Portfolio turnover rate (z)^	14%	20%	19%	19%	19%	17%
*	Commencement of Operations.
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
#	Per share amount is less than $0.005.
‡‡	Amount is less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	Market Value	% of Net Assets
Financials	$369,812,626	20.2%
Consumer Staples	219,772,298	12.0
Industrials	219,593,256	12.0
Health Care	203,897,965	11.2
Consumer Discretionary	196,995,485	10.8
Investment Companies	140,347,980	7.7
Materials	113,106,520	6.2
Information Technology	88,033,648	4.8
Telecommunication Services	87,834,320	4.8
Energy	85,855,558	4.7
Utilities	64,580,816	3.5
Repurchase Agreements	55,483,700	3.0
Cash and Other	(15,741,921)	(0.9)

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IB
Actual	$1,000.00	$955.21	$4.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.57	4.34
Class K
Actual	1,000.00	956.30	2.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.81	3.09

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 0.86% and 0.61%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (6.7%)
AGL Energy Ltd.	98,016	$1,414,464
Alumina Ltd.	366,195	358,075
Amcor Ltd.	164,738	1,842,383
AMP Ltd.	421,057	1,634,365
APA Group	159,993	1,108,236
Aristocrat Leisure Ltd.	79,998	826,608
Asciano Ltd.	84,176	557,369
ASX Ltd.	27,859	953,962
Aurizon Holdings Ltd.	284,797	1,031,646
AusNet Services	286,920	352,064
Australia & New Zealand Banking Group Ltd.	411,028	7,494,273
Bank of Queensland Ltd.	55,850	444,904
Bendigo & Adelaide Bank Ltd.	71,297	517,126
BHP Billiton Ltd.	454,068	6,467,241
BHP Billiton plc	298,931	3,760,130
Boral Ltd.	113,681	532,709
Brambles Ltd.	221,984	2,059,821
Caltex Australia Ltd.	37,687	900,395
Challenger Ltd.	85,593	555,643
CIMIC Group Ltd.	14,096	377,514
Coca-Cola Amatil Ltd.	76,139	469,877
Cochlear Ltd.	7,603	689,603
Commonwealth Bank of Australia	236,715	13,283,938
Computershare Ltd.	61,570	424,099
Crown Resorts Ltd.	50,305	475,956
CSL Ltd.	64,297	5,406,220
Dexus Property Group (REIT)	134,750	910,009
Domino’s Pizza Enterprises Ltd.	8,095	413,825
DUET Group	305,328	571,448
Flight Centre Travel Group Ltd. (x)	6,786	160,982
Fortescue Metals Group Ltd. (x)	215,380	579,696
Goodman Group (REIT) (x)	256,782	1,368,807
GPT Group (REIT)	242,532	981,106
Harvey Norman Holdings Ltd.	91,648	317,743
Healthscope Ltd.	263,245	563,715
Incitec Pivot Ltd.	250,687	562,120
Insurance Australia Group Ltd.	328,647	1,349,806
LendLease Group	79,971	758,402
Macquarie Group Ltd.	43,002	2,236,408
Medibank Pvt Ltd.	390,305	860,941
Mirvac Group (REIT)	479,658	725,660
National Australia Bank Ltd.	371,277	7,132,361
Newcrest Mining Ltd.*	105,949	1,821,869
Oil Search Ltd.	191,751	964,259
Orica Ltd.	47,823	443,056
Origin Energy Ltd.	240,389	1,049,975
Platinum Asset Management Ltd.	30,668	132,899
Qantas Airways Ltd.*	65,126	137,315
QBE Insurance Group Ltd.	194,501	1,526,524
Ramsay Health Care Ltd.	19,866	1,068,276
REA Group Ltd.	8,181	364,251
Santos Ltd.	237,956	839,666
Scentre Group (REIT)	748,292	2,752,220
SEEK Ltd.	43,568	497,131
Sonic Healthcare Ltd.	54,351	878,584
South32 Ltd.*	770,428	900,333

Stockland (REIT)	348,468	$1,227,299
Suncorp Group Ltd.	184,715	1,692,054
Sydney Airport	147,490	766,351
Tabcorp Holdings Ltd.	120,042	410,431
Tatts Group Ltd.	193,799	554,505
Telstra Corp., Ltd.	597,523	2,486,682
TPG Telecom Ltd.	44,438	395,365
Transurban Group	284,969	2,555,870
Treasury Wine Estates Ltd.	105,159	727,442
Vicinity Centres (REIT)	475,722	1,183,693
Vocus Communications Ltd.†	60,078	379,692
Wesfarmers Ltd.	159,213	4,795,180
Westfield Corp. (REIT)	278,981	2,222,738
Westpac Banking Corp.	469,792	10,432,662
Woodside Petroleum Ltd.	105,960	2,147,838
Woolworths Ltd.	181,320	2,846,739

		121,632,549

Austria (0.2%)
Andritz AG	10,219	485,563
Erste Group Bank AG	39,599	905,565
OMV AG	22,953	643,003
Raiffeisen Bank International AG*	14,819	186,515
voestalpine AG (x)	14,603	488,654

		2,709,300

Belgium (1.3%)
Ageas	28,474	983,760
Anheuser-Busch InBev S.A./N.V.	112,329	14,765,607
Colruyt S.A.	9,696	535,133
Delhaize Group S.A.	14,883	1,572,591
Groupe Bruxelles Lambert S.A.	11,780	963,086
KBC Group N.V.*	35,440	1,737,453
Proximus SADP	21,336	675,647
Solvay S.A.	10,209	949,002
Telenet Group Holding N.V.*	8,591	392,133
UCB S.A.	18,116	1,354,617
Umicore S.A.	12,798	659,450

		24,588,479

Chile (0.0%)
Antofagasta plc (x)	62,649	389,194

China (0.0%)
Yangzijiang Shipbuilding Holdings Ltd. (x)	239,327	161,245

Denmark (1.8%)
A. P. Moeller – Maersk A/S, Class A	491	624,784
A. P. Moeller – Maersk A/S, Class B	938	1,236,748
Carlsberg A/S, Class B	14,520	1,377,954
Chr Hansen Holding A/S	13,541	889,168
Coloplast A/S, Class B	16,361	1,221,306
Danske Bank A/S	98,840	2,619,135
DSV A/S	28,057	1,179,646
Genmab A/S*	8,047	1,465,838
ISS A/S	23,423	877,074
Novo Nordisk A/S, Class B	260,448	14,006,128
Novozymes A/S, Class B	32,345	1,558,726

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Pandora A/S	16,333	$2,217,119
TDC A/S	113,119	553,687
Tryg A/S	18,807	335,670
Vestas Wind Systems A/S	32,062	2,175,872
William Demant Holding A/S*	18,715	363,961

		32,702,816

Finland (0.9%)
Elisa Oyj	19,364	743,966
Fortum Oyj	62,697	1,004,508
Kone Oyj, Class B	47,502	2,193,285
Metso Oyj	12,927	305,450
Neste Oyj	17,896	641,193
Nokia Oyj	815,683	4,641,206
Nokian Renkaat Oyj	17,364	620,248
Orion Oyj, Class B	13,728	533,281
Sampo Oyj, Class A	63,725	2,603,542
Stora Enso Oyj, Class R	77,201	622,056
UPM-Kymmene Oyj	75,327	1,380,889
Wartsila Oyj Abp	21,628	885,106

		16,174,730

France (8.5%)
Accor S.A.	24,803	961,595
Aeroports de Paris S.A.	4,442	491,302
Air Liquide S.A.	48,646	5,098,166
Airbus Group SE	82,405	4,785,128
Alstom S.A.*	20,046	468,000
Arkema S.A.	9,589	739,976
Atos SE (x)	12,215	1,020,303
AXA S.A.‡	269,484	5,413,828
BNP Paribas S.A.	149,758	6,732,818
Bollore S.A. (x)	123,028	419,722
Bouygues S.A.	27,698	800,534
Bureau Veritas S.A.	36,673	774,284
Capgemini S.A.	23,082	2,014,408
Carrefour S.A.	78,277	1,936,565
Casino Guichard Perrachon S.A.	7,900	441,441
Christian Dior SE	7,852	1,271,975
Cie de Saint-Gobain	66,383	2,541,229
Cie Generale des Etablissements Michelin	26,596	2,519,558
CNP Assurances S.A.	21,726	322,015
Credit Agricole S.A.	148,404	1,257,039
Danone S.A.	83,338	5,876,384
Dassault Systemes S.A.	18,288	1,396,469
Edenred	30,219	623,510
Eiffage S.A.	6,844	488,754
Electricite de France S.A. (x)	40,249	494,742
Engie S.A.	206,580	3,333,887
Essilor International S.A.	29,033	3,864,088
Eurazeo S.A.	5,320	317,536
Eutelsat Communications S.A.	22,466	428,176
Fonciere des Regions (REIT)	4,170	371,221
Gecina S.A. (REIT)	5,036	688,371
Groupe Eurotunnel SE (Registered)	67,519	718,564
Hermes International	3,625	1,366,149
ICADE (REIT)	4,617	328,306
Iliad S.A.	3,852	783,018
Imerys S.A.	4,701	300,354
Ingenico Group S.A. (x)	8,152	955,151

J.C. Decaux S.A.	10,542	$357,722
Kering	10,712	1,746,983
Klepierre S.A. (REIT)	31,406	1,401,129
Lagardere S.C.A.	18,611	408,483
Legrand S.A.	37,672	1,943,685
L’Oreal S.A.	35,610	6,811,696
LVMH Moet Hennessy Louis Vuitton SE	39,512	5,982,793
Natixis S.A.	141,425	543,180
Numericable-SFR S.A.	15,112	382,513
Orange S.A.	281,325	4,595,168
Pernod-Ricard S.A.	30,021	3,343,956
Peugeot S.A.*	68,397	833,110
Publicis Groupe S.A.	26,389	1,787,805
Remy Cointreau S.A.	2,723	234,605
Renault S.A.	26,907	2,050,275
Rexel S.A.*	42,926	541,943
Safran S.A.	44,959	3,055,539
Sanofi	164,629	13,838,376
Schneider Electric SE	78,921	4,670,637
SCOR SE	23,422	705,592
Societe BIC S.A.	3,712	524,895
Societe Generale S.A.	105,564	3,336,118
Sodexo S.A.	13,091	1,410,114
Suez	44,936	707,745
Technip S.A.	14,602	794,162
Thales S.A.	14,679	1,231,957
Total S.A.	310,291	14,962,755
Unibail-Rodamco SE (REIT)	13,696	3,588,261
Valeo S.A. (x)	33,909	1,514,462
Veolia Environnement S.A.	64,641	1,404,295
Vinci S.A.	69,404	4,943,074
Vivendi S.A.	160,933	3,049,223
Wendel S.A.	4,320	450,157
Zodiac Aerospace	29,286	689,117

		156,186,091

Germany (7.8%)
adidas AG	26,614	3,795,281
Allianz SE (Registered)	63,695	9,074,758
Axel Springer SE	6,249	327,477
BASF SE	128,021	9,766,353
Bayer AG (Registered)	115,685	11,639,322
Bayerische Motoren Werke (BMW) AG	46,610	3,416,000
Bayerische Motoren Werke (BMW) AG (Preference) (q)	7,640	484,303
Beiersdorf AG	14,632	1,382,658
Brenntag AG	21,844	1,055,605
Commerzbank AG	138,944	901,197
Continental AG	15,657	2,942,392
Covestro AG§(b)	9,162	408,253
Daimler AG (Registered)	133,558	7,964,829
Deutsche Bank AG (Registered)*	195,865	2,665,107
Deutsche Boerse AG	27,287	2,234,171
Deutsche Lufthansa AG (Registered)	35,241	410,282
Deutsche Post AG (Registered)	136,990	3,824,568
Deutsche Telekom AG (Registered)	449,356	7,645,582

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Deutsche Wohnen AG	48,634	$1,650,494
E.ON SE	278,870	2,789,995
Evonik Industries AG	19,552	581,960
Fraport AG Frankfurt Airport Services Worldwide	6,127	327,340
Fresenius Medical Care AG & Co. KGaA	31,206	2,700,122
Fresenius SE & Co. KGaA	57,919	4,267,778
Fuchs Petrolub SE (Preference) (q)	9,525	374,092
GEA Group AG	24,831	1,167,097
Hannover Rueck SE	8,089	845,208
HeidelbergCement AG	20,102	1,507,255
Henkel AG & Co. KGaA	14,773	1,587,448
Henkel AG & Co. KGaA (Preference) (q)	24,964	3,035,610
Hochtief AG	2,894	372,792
Hugo Boss AG	8,778	495,926
Infineon Technologies AG	156,192	2,244,554
K+S AG (Registered)	26,827	550,421
Lanxess AG	12,532	547,630
Linde AG	26,259	3,654,817
MAN SE	5,378	547,478
Merck KGaA	18,338	1,866,958
Metro AG	24,311	743,704
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	23,275	3,889,911
OSRAM Licht AG	11,977	618,969
Porsche Automobil Holding SE (Preference) (q)	22,113	1,018,769
ProSiebenSat.1 Media SE*	30,934	1,350,754
RWE AG*	66,813	1,055,807
SAP SE	137,461	10,274,882
Schaeffler AG (Preference) (q)	21,595	286,292
Siemens AG (Registered)	107,309	10,992,526
Symrise AG	16,681	1,136,653
Telefonica Deutschland Holding AG	98,865	407,158
thyssenkrupp AG	51,354	1,025,052
TUI AG	72,531	823,451
United Internet AG (Registered)	17,259	712,111
Volkswagen AG	5,220	701,372
Volkswagen AG (Preference) (q)	25,429	3,056,144
Vonovia SE	65,664	2,396,427
Zalando SE*§	13,220	349,974

		141,893,069

Hong Kong (2.9%)
AIA Group Ltd.	1,682,212	10,136,772
ASM Pacific Technology Ltd.	28,800	207,039
Bank of East Asia Ltd. (x)	174,000	676,200
BOC Hong Kong Holdings Ltd.	518,000	1,562,502
Cathay Pacific Airways Ltd.	156,000	228,860
Cheung Kong Infrastructure Holdings Ltd. (x)	99,000	852,408
Cheung Kong Property Holdings Ltd.	380,152	2,392,912
CK Hutchison Holdings Ltd.	382,152	4,205,601
CLP Holdings Ltd.	232,000	2,371,891

First Pacific Co., Ltd.	361,750	$263,419
Galaxy Entertainment Group Ltd. (x)	338,000	1,007,077
Hang Lung Properties Ltd.	321,000	651,713
Hang Seng Bank Ltd. (x)	108,600	1,864,156
Henderson Land Development Co., Ltd.	150,433	852,431
HK Electric Investments & HK Electric Investments Ltd. (x)§	430,500	402,253
HKT Trust & HKT Ltd. (x)	375,013	541,102
Hong Kong & China Gas Co., Ltd.	1,094,975	2,000,050
Hong Kong Exchanges and Clearing Ltd.	162,300	3,957,364
Hongkong Land Holdings Ltd.	143,900	843,254
Hysan Development Co., Ltd. (x)	79,000	352,277
Jardine Matheson Holdings Ltd.	34,900	2,006,750
Kerry Properties Ltd.	81,000	199,831
Li & Fung Ltd.	824,000	401,183
Link REIT (REIT) (x)	318,500	2,178,896
Melco Crown Entertainment Ltd. (ADR) (x)	23,680	297,894
MTR Corp., Ltd. (x)	196,000	994,583
New World Development Co., Ltd.	745,109	756,910
Noble Group Ltd. (x)*	565,454	85,043
NWS Holdings Ltd.	220,609	350,454
PCCW Ltd.	639,000	428,812
Power Assets Holdings Ltd.	199,000	1,826,974
Shangri-La Asia Ltd.	150,000	151,247
Sino Land Co., Ltd.	416,600	687,159
SJM Holdings Ltd.	249,000	152,574
Sun Hung Kai Properties Ltd.	198,000	2,385,508
Swire Pacific Ltd., Class A	75,500	858,197
Swire Properties Ltd.	169,000	449,763
Techtronic Industries Co., Ltd. (x)	205,000	858,176
WH Group Ltd.§	873,500	691,156
Wharf Holdings Ltd.	187,900	1,149,552
Wheelock & Co., Ltd.	128,000	602,892
Yue Yuen Industrial Holdings Ltd.	97,000	384,432

		53,267,267

Ireland (0.7%)
AerCap Holdings N.V.*	23,249	780,934
Bank of Ireland*	3,605,689	751,401
CRH plc	116,987	3,373,523
DCC plc	11,938	1,049,656
Experian plc	136,738	2,597,279
James Hardie Industries plc (CDI)	62,945	964,166
Kerry Group plc, Class A	22,164	1,969,246
Paddy Power Betfair plc	11,659	1,226,294
Ryanair Holdings plc	15,627	196,922
Ryanair Holdings plc (ADR)	1,267	88,107

		12,997,528

Israel (0.7%)
Azrieli Group Ltd.	5,697	242,467
Bank Hapoalim B.M.	142,810	720,869

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Bank Leumi Le-Israel B.M.*	187,755	$662,031
Bezeq Israeli Telecommunication Corp., Ltd.	261,885	520,198
Check Point Software Technologies Ltd. (x)*	18,484	1,472,805
Israel Chemicals Ltd. (x)	86,442	337,619
Mizrahi Tefahot Bank Ltd.	16,129	186,364
Mobileye N.V. (x)*	23,729	1,094,856
Nice Ltd.	7,965	500,148
Taro Pharmaceutical Industries Ltd. (x)*	2,211	321,922
Teva Pharmaceutical Industries Ltd.	128,781	6,518,687

		12,577,966

Italy (1.6%)
Assicurazioni Generali S.p.A.	163,955	1,930,502
Atlantia S.p.A.	59,096	1,473,935
Enel S.p.A.	1,084,672	4,824,076
Eni S.p.A.	359,659	5,806,576
EXOR S.p.A.	14,902	550,503
Ferrari N.V.	16,848	686,808
Intesa Sanpaolo S.p.A.	1,793,344	3,439,862
Intesa Sanpaolo S.p.A. (RNC)	141,635	252,957
Leonardo-Finmeccanica S.p.A.*	29,026	294,908
Luxottica Group S.p.A.	24,874	1,211,994
Mediobanca S.p.A.	80,233	466,116
Poste Italiane S.p.A. (b)(x)§	62,647	416,316
Prysmian S.p.A.	30,750	674,090
Saipem S.p.A.*	900,174	363,210
Snam S.p.A.	346,681	2,074,072
Telecom Italia S.p.A.*	1,411,118	1,157,673
Telecom Italia S.p.A. (RNC)	883,970	568,733
Terna Rete Elettrica Nazionale S.p.A. (x)	222,728	1,241,048
UniCredit S.p.A.	702,708	1,568,625
Unione di Banche Italiane S.p.A.	125,871	353,043
UnipolSai S.p.A.	148,746	223,591

		29,578,638

Japan (21.0%)
ABC-Mart, Inc.	3,300	219,624
Acom Co., Ltd.*	50,400	242,227
Aeon Co., Ltd.	92,500	1,433,046
AEON Financial Service Co., Ltd.	13,000	279,363
Aeon Mall Co., Ltd.	13,230	172,435
Air Water, Inc.	21,000	307,466
Aisin Seiki Co., Ltd.	28,000	1,136,551
Ajinomoto Co., Inc.	80,000	1,877,965
Alfresa Holdings Corp.	23,000	478,984
Alps Electric Co., Ltd.	28,200	531,189
Amada Holdings Co., Ltd.	48,300	488,379
ANA Holdings, Inc.	182,000	516,389
Aozora Bank Ltd. (x)	166,000	573,550
Asahi Glass Co., Ltd. (x)	134,000	724,200
Asahi Group Holdings Ltd. (x)	54,300	1,751,646
Asahi Kasei Corp.	183,000	1,268,109
Asics Corp.	22,400	376,006
Astellas Pharma, Inc.	298,900	4,677,573
Bandai Namco Holdings, Inc.	28,000	719,471

Bank of Kyoto Ltd.	43,000	$262,523
Benesse Holdings, Inc. (x)	10,300	240,664
Bridgestone Corp. (x)	92,800	2,963,300
Brother Industries Ltd.	33,400	356,383
Calbee, Inc. (x)	11,100	460,784
Canon, Inc. (x)	150,900	4,305,876
Casio Computer Co., Ltd. (x)	30,200	431,555
Central Japan Railway Co.	20,500	3,628,428
Chiba Bank Ltd.	103,000	485,822
Chubu Electric Power Co., Inc.	93,500	1,331,335
Chugai Pharmaceutical Co., Ltd.	30,800	1,094,314
Chugoku Bank Ltd.	19,600	199,324
Chugoku Electric Power Co., Inc.	40,400	511,401
Concordia Financial Group Ltd.*	166,700	652,297
Credit Saison Co., Ltd.	22,800	381,573
Cyberdyne, Inc. (x)*	12,900	288,850
Dai Nippon Printing Co., Ltd.	73,000	810,772
Daicel Corp.	38,200	395,090
Daihatsu Motor Co., Ltd.	24,500	318,207
Dai-ichi Life Insurance Co., Ltd.	152,400	1,689,694
Daiichi Sankyo Co., Ltd.	84,000	2,026,879
Daikin Industries Ltd.	32,900	2,741,094
Daito Trust Construction Co., Ltd.	10,200	1,653,379
Daiwa House Industry Co., Ltd.	78,500	2,290,616
Daiwa Securities Group, Inc.	236,000	1,240,464
Denso Corp.	67,400	2,367,830
Dentsu, Inc. (x)	30,781	1,438,154
Don Quijote Holdings Co., Ltd.	16,100	594,817
East Japan Railway Co.	47,209	4,349,986
Eisai Co., Ltd.	35,200	1,955,750
Electric Power Development Co., Ltd.	20,000	464,857
FamilyMart Co., Ltd. (x)	8,200	498,099
FANUC Corp.	27,700	4,483,699
Fast Retailing Co., Ltd.	7,400	1,983,926
Fuji Electric Co., Ltd.	84,000	352,700
Fuji Heavy Industries Ltd.	82,000	2,807,040
Fujifilm Holdings Corp.	59,900	2,314,752
Fujitsu Ltd.	271,000	993,072
Fukuoka Financial Group, Inc.	120,000	394,671
GungHo Online Entertainment, Inc. (x)	51,200	137,889
Hachijuni Bank Ltd.	50,000	217,181
Hakuhodo DY Holdings, Inc.	33,300	397,162
Hamamatsu Photonics KK	21,000	584,688
Hankyu Hanshin Holdings, Inc.	163,000	1,213,193
Hikari Tsushin, Inc.	2,000	167,153
Hino Motors Ltd.	36,900	365,151
Hirose Electric Co., Ltd.	3,895	476,151
Hiroshima Bank Ltd.	61,000	203,096
Hisamitsu Pharmaceutical Co., Inc.	7,200	412,951
Hitachi Chemical Co., Ltd.	12,400	229,860
Hitachi Construction Machinery Co., Ltd.	17,400	251,921
Hitachi High-Technologies Corp.	7,800	212,459
Hitachi Ltd.	673,000	2,797,594
Hitachi Metals Ltd.	31,200	315,671

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Hokuriku Electric Power Co.	28,500	$351,918
Honda Motor Co., Ltd. (x)	230,500	5,819,863
Hoshizaki Electric Co., Ltd.	6,700	653,496
Hoya Corp.	58,700	2,089,962
Hulic Co., Ltd. (x)	43,200	452,930
Idemitsu Kosan Co., Ltd. (x)	13,200	284,625
IHI Corp. (x)	219,000	586,579
Iida Group Holdings Co., Ltd.	20,800	423,658
Inpex Corp.	131,100	1,022,780
Isetan Mitsukoshi Holdings Ltd.	46,500	412,437
Isuzu Motors Ltd.	82,500	1,009,761
ITOCHU Corp.	201,300	2,445,888
Iyo Bank Ltd.	29,700	181,166
J. Front Retailing Co., Ltd.	34,300	354,228
Japan Airlines Co., Ltd.	16,538	530,812
Japan Airport Terminal Co., Ltd.	5,200	187,283
Japan Exchange Group, Inc.	75,300	861,411
Japan Post Bank Co., Ltd.	59,100	692,524
Japan Post Holdings Co., Ltd.	64,100	776,056
Japan Prime Realty Investment Corp. (REIT) (x)	122	522,512
Japan Real Estate Investment Corp. (REIT)	188	1,157,094
Japan Retail Fund Investment Corp. (REIT)	381	969,654
Japan Tobacco, Inc. (x)	155,500	6,229,423
JFE Holdings, Inc.	67,800	877,350
JGC Corp.	31,000	440,511
Joyo Bank Ltd.	75,000	279,570
JSR Corp.	29,000	381,592
JTEKT Corp.	29,500	332,599
JX Holdings, Inc.	310,590	1,206,905
Kajima Corp.	125,000	863,324
Kakaku.com, Inc. (x)	21,900	431,716
Kamigumi Co., Ltd.	35,000	321,599
Kaneka Corp.	37,000	245,087
Kansai Electric Power Co., Inc. (x)*	98,900	958,946
Kansai Paint Co., Ltd. (x)	34,200	688,927
Kao Corp. (x)	71,500	4,126,190
Kawasaki Heavy Industries Ltd.	206,000	576,425
KDDI Corp.	259,900	7,911,699
Keihan Holdings Co., Ltd.	67,000	462,872
Keikyu Corp.	68,000	681,116
Keio Corp.	84,000	789,365
Keisei Electric Railway Co., Ltd.	38,000	487,374
Keyence Corp.	6,460	4,356,964
Kikkoman Corp.	21,000	768,472
Kintetsu Group Holdings Co., Ltd.	262,000	1,118,101
Kirin Holdings Co., Ltd. (x)	116,300	1,954,772
Kobe Steel Ltd.	481,000	391,619
Koito Manufacturing Co., Ltd.	12,100	553,772
Komatsu Ltd.	130,200	2,261,825
Konami Corp.	13,600	514,962
Konica Minolta, Inc.	66,400	481,527
Kose Corp.	3,800	318,894
Kubota Corp. (x)	144,700	1,938,022
Kuraray Co., Ltd. (x)	52,500	624,371
Kurita Water Industries Ltd.	15,500	344,863
Kyocera Corp.	45,300	2,147,786

Kyowa Hakko Kirin Co., Ltd.	38,200	$648,785
Kyushu Electric Power Co., Inc.*	63,200	629,848
Kyushu Financial Group, Inc.	43,900	217,685
Lawson, Inc.	9,200	729,361
Lixil Group Corp.	38,600	634,598
M3, Inc.	26,000	900,462
Mabuchi Motor Co., Ltd.	7,500	314,874
Makita Corp.	16,400	1,081,398
Marubeni Corp.	234,400	1,052,228
Marui Group Co., Ltd.	33,600	450,874
Maruichi Steel Tube Ltd.	6,300	219,709
Mazda Motor Corp.	77,400	1,036,670
McDonald’s Holdings Co. Japan Ltd.	10,276	278,857
Medipal Holdings Corp.	19,000	311,769
Meiji Holdings Co., Ltd.	15,922	1,616,561
Minebea Co., Ltd.	48,400	325,758
Miraca Holdings, Inc.	7,900	340,440
Mitsubishi Chemical Holdings Corp.	186,100	848,781
Mitsubishi Corp.	202,300	3,537,167
Mitsubishi Electric Corp.	270,000	3,201,437
Mitsubishi Estate Co., Ltd.	175,000	3,199,711
Mitsubishi Gas Chemical Co., Inc.	64,000	331,972
Mitsubishi Heavy Industries Ltd.	455,000	1,816,290
Mitsubishi Logistics Corp.	13,000	181,221
Mitsubishi Materials Corp.	146,000	347,759
Mitsubishi Motors Corp.	106,900	485,687
Mitsubishi Tanabe Pharma Corp.	33,300	597,287
Mitsubishi UFJ Financial Group, Inc.	1,766,500	7,873,874
Mitsubishi UFJ Lease & Finance Co., Ltd.	84,500	322,809
Mitsui & Co., Ltd.	239,500	2,835,834
Mitsui Chemicals, Inc.	135,000	492,355
Mitsui Fudosan Co., Ltd.	120,000	2,739,354
Mitsui O.S.K. Lines Ltd.	187,000	396,426
Mixi, Inc.	4,800	196,572
Mizuho Financial Group, Inc.	3,340,535	4,782,574
MS&AD Insurance Group Holdings, Inc.	71,580	1,843,500
Murata Manufacturing Co., Ltd.	26,600	2,983,945
Nabtesco Corp.	19,100	456,078
Nagoya Railroad Co., Ltd.	124,000	695,649
NEC Corp.	351,000	814,322
Nexon Co., Ltd.	22,300	327,598
NGK Insulators Ltd.	37,000	742,885
NGK Spark Plug Co., Ltd.	23,300	350,583
NH Foods Ltd.	24,000	583,097
NHK Spring Co., Ltd.	26,100	210,617
Nidec Corp.	33,100	2,498,390
Nikon Corp. (x)	47,100	636,473
Nintendo Co., Ltd.	15,800	2,254,425
Nippon Building Fund, Inc. (REIT)	203	1,247,767
Nippon Electric Glass Co., Ltd.	48,000	200,225
Nippon Express Co., Ltd.	117,000	533,301
Nippon Paint Holdings Co., Ltd.	21,100	518,258

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Nippon Prologis REIT, Inc. (REIT)	216	$524,574
Nippon Steel & Sumitomo Metal Corp.	112,008	2,140,343
Nippon Telegraph & Telephone Corp.	98,048	4,602,717
Nippon Yusen KK	240,000	420,784
Nissan Motor Co., Ltd.	354,700	3,196,199
Nisshin Seifun Group, Inc.	31,415	502,159
Nissin Foods Holdings Co., Ltd.	8,400	457,342
Nitori Holdings Co., Ltd.	10,600	1,271,808
Nitto Denko Corp.	23,700	1,494,499
NOK Corp.	11,300	190,985
Nomura Holdings, Inc.	509,800	1,826,840
Nomura Real Estate Holdings, Inc.	19,300	335,803
Nomura Real Estate Master Fund, Inc. (REIT)	501	791,959
Nomura Research Institute Ltd.	18,060	657,754
NSK Ltd.	67,100	496,295
NTT Data Corp.	17,500	824,662
NTT DoCoMo, Inc.	202,200	5,440,779
NTT Urban Development Corp.	14,300	152,239
Obayashi Corp.	95,300	1,008,973
Obic Co., Ltd.	8,500	464,688
Odakyu Electric Railway Co., Ltd.	90,000	1,050,387
Oji Holdings Corp.	112,000	429,523
Olympus Corp.	41,600	1,547,682
Omron Corp. (x)	27,500	891,052
Ono Pharmaceutical Co., Ltd.	58,900	2,543,428
Oracle Corp. Japan	5,900	314,018
Oriental Land Co., Ltd.	29,700	1,915,396
Orix Corp.	185,100	2,363,626
Osaka Gas Co., Ltd.	283,000	1,083,678
Otsuka Corp.	7,400	343,831
Otsuka Holdings Co., Ltd. (x)	55,200	2,543,681
Panasonic Corp.	307,700	2,662,390
Park24 Co., Ltd.	13,300	455,513
Pola Orbis Holdings, Inc.	2,500	232,815
Rakuten, Inc.	133,500	1,439,878
Recruit Holdings Co., Ltd.	34,700	1,261,936
Resona Holdings, Inc.	321,605	1,171,519
Ricoh Co., Ltd. (x)	101,900	880,555
Rinnai Corp.	4,800	422,378
Rohm Co., Ltd.	13,800	541,094
Ryohin Keikaku Co., Ltd.	3,300	800,642
Sankyo Co., Ltd.	7,400	275,886
Santen Pharmaceutical Co., Ltd.	51,800	807,820
SBI Holdings, Inc.	36,620	362,081
Secom Co., Ltd.	29,600	2,184,826
Sega Sammy Holdings, Inc.	28,600	307,053
Seibu Holdings, Inc.	24,600	415,352
Seiko Epson Corp.	40,900	653,595
Sekisui Chemical Co., Ltd.	61,100	748,940
Sekisui House Ltd.	85,500	1,487,831
Seven & i Holdings Co., Ltd.	106,500	4,446,300
Seven Bank Ltd.	77,000	237,742
Shikoku Electric Power Co., Inc. (x)	28,500	335,591
Shimadzu Corp.	37,000	550,673
Shimamura Co., Ltd.	3,200	472,369

Shimano, Inc.	10,100	$1,530,702
Shimizu Corp.	85,000	791,282
Shin-Etsu Chemical Co., Ltd.	52,500	3,062,420
Shinsei Bank Ltd.	281,000	405,556
Shionogi & Co., Ltd.	41,900	2,278,737
Shiseido Co., Ltd.	53,500	1,379,429
Shizuoka Bank Ltd.	78,000	548,085
Showa Shell Sekiyu KK (x)	33,800	314,059
SMC Corp.	8,100	1,975,843
SoftBank Group Corp.	135,800	7,682,879
Sohgo Security Services Co., Ltd.	10,400	511,141
Sompo Japan Nipponkoa Holdings, Inc.	48,225	1,277,454
Sony Corp.	178,500	5,224,001
Sony Financial Holdings, Inc.	25,300	283,980
Stanley Electric Co., Ltd.	19,500	414,107
Start Today Co., Ltd.	7,200	382,582
Sumitomo Chemical Co., Ltd.	206,000	844,780
Sumitomo Corp.	158,300	1,584,283
Sumitomo Dainippon Pharma Co., Ltd.	24,200	417,761
Sumitomo Electric Industries Ltd.	109,400	1,439,992
Sumitomo Heavy Industries Ltd.	85,000	370,975
Sumitomo Metal Mining Co., Ltd.	69,000	696,449
Sumitomo Mitsui Financial Group, Inc.	183,597	5,263,775
Sumitomo Mitsui Trust Holdings, Inc.	473,680	1,532,968
Sumitomo Realty & Development Co., Ltd.	51,000	1,376,271
Sumitomo Rubber Industries Ltd. (x)	24,400	324,936
Sundrug Co., Ltd.	4,300	399,802
Suntory Beverage & Food Ltd. (x)	20,100	904,505
Suruga Bank Ltd.	29,000	654,853
Suzuken Co., Ltd.	11,520	362,153
Suzuki Motor Corp.	52,500	1,416,873
Sysmex Corp.	21,500	1,469,641
T&D Holdings, Inc.	80,400	678,812
Taiheiyo Cement Corp.	173,000	407,733
Taisei Corp.	142,000	1,157,954
Taisho Pharmaceutical Holdings Co., Ltd.	5,300	555,409
Taiyo Nippon Sanso Corp.	17,000	155,397
Takashimaya Co., Ltd.	42,000	299,859
Takeda Pharmaceutical Co., Ltd.	98,400	4,247,342
TDK Corp.	17,100	952,824
Teijin Ltd.	139,000	457,824
Terumo Corp.	46,600	1,975,900
THK Co., Ltd.	18,300	310,512
Tobu Railway Co., Ltd.	144,000	787,963
Toho Co., Ltd.	17,600	484,792
Toho Gas Co., Ltd.	70,000	569,515
Tohoku Electric Power Co., Inc.	64,200	805,105
Tokio Marine Holdings, Inc.	97,100	3,211,999
Tokyo Electric Power Co., Inc.*	210,500	887,658
Tokyo Electron Ltd.	21,700	1,824,406

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Tokyo Gas Co., Ltd.	270,000	$1,108,407
Tokyo Tatemono Co., Ltd.	30,400	363,142
Tokyu Corp.	141,000	1,233,007
Tokyu Fudosan Holdings Corp.	67,000	415,586
TonenGeneral Sekiyu KK (x)	42,000	381,384
Toppan Printing Co., Ltd.	71,000	608,663
Toray Industries, Inc.	209,000	1,776,262
Toshiba Corp.	578,000	1,579,259
Toto Ltd. (x)	20,300	804,369
Toyo Seikan Group Holdings Ltd.	26,400	501,914
Toyo Suisan Kaisha Ltd.	12,500	505,007
Toyoda Gosei Co., Ltd.	8,500	151,080
Toyota Industries Corp.	21,800	862,169
Toyota Motor Corp.	371,500	18,573,819
Toyota Tsusho Corp.	27,900	598,506
Trend Micro, Inc.	15,100	537,797
Tsuruha Holdings, Inc.	4,300	516,469
Unicharm Corp.	57,400	1,278,602
United Urban Investment Corp. (REIT)	363	652,024
USS Co., Ltd.	32,300	529,770
West Japan Railway Co.	23,500	1,485,357
Yahoo! Japan Corp.	204,900	902,352
Yakult Honsha Co., Ltd. (x)	12,000	617,715
Yamada Denki Co., Ltd.	101,600	533,898
Yamaguchi Financial Group, Inc.	25,000	235,368
Yamaha Corp.	22,400	602,029
Yamaha Motor Co., Ltd. (x)	37,200	563,332
Yamato Holdings Co., Ltd.	48,400	1,108,539
Yamazaki Baking Co., Ltd.	17,000	471,453
Yaskawa Electric Corp.	33,800	437,876
Yokogawa Electric Corp.	33,900	380,644
Yokohama Rubber Co., Ltd. (x)	12,000	149,601

		383,586,708

Jordan (0.0%)
Hikma Pharmaceuticals plc	18,581	612,735

Luxembourg (0.2%)
ArcelorMittal S.A.*	261,555	1,204,225
Millicom International Cellular S.A. (SDR)	8,728	533,792
RTL Group S.A.	5,618	458,208
SES S.A. (FDR)	47,088	1,017,144
Tenaris S.A.	70,283	1,016,401

		4,229,770

Macau (0.1%)
MGM China Holdings Ltd. (x)	123,600	160,827
Sands China Ltd. (x)	348,000	1,178,177
Wynn Macau Ltd.	194,000	281,669

		1,620,673

Mexico (0.0%)
Fresnillo plc	30,621	676,700

Netherlands (3.8%)
ABN AMRO Group N.V. (CVA)§	27,301	452,790
Aegon N.V.	252,550	1,007,385
Akzo Nobel N.V.	35,661	2,243,545

Altice N.V., Class A (x)*	52,337	$787,036
Altice N.V., Class B*	14,108	213,073
ASML Holding N.V.	51,196	5,074,707
Boskalis Westminster	11,964	412,666
Gemalto N.V.	11,047	676,594
Heineken Holding N.V.	14,530	1,186,920
Heineken N.V.	32,952	3,044,861
ING Groep N.V. (CVA)	547,080	5,686,251
Koninklijke Ahold N.V.	116,563	2,592,143
Koninklijke DSM N.V.	25,250	1,463,033
Koninklijke KPN N.V.	473,346	1,716,894
Koninklijke Philips N.V.	129,072	3,220,533
Koninklijke Vopak N.V.	10,386	520,215
NN Group N.V.	46,340	1,287,362
NXP Semiconductors N.V.*	40,878	3,202,382
OCI N.V.*	10,016	136,741
QIAGEN N.V.*	30,630	663,436
Randstad Holding N.V.	16,291	656,149
Royal Dutch Shell plc, Class A	590,735	16,129,079
Royal Dutch Shell plc, Class B	525,542	14,452,018
Wolters Kluwer N.V.	43,393	1,773,275

		68,599,088

New Zealand (0.2%)
Auckland International Airport Ltd.	126,645	588,671
Contact Energy Ltd.	103,326	382,904
Fletcher Building Ltd.	89,166	548,204
Meridian Energy Ltd.	209,727	395,989
Mighty River Power Ltd.	104,214	224,540
Ryman Healthcare Ltd.	52,355	348,848
Spark New Zealand Ltd.	270,602	685,818

		3,174,974

Norway (0.6%)
DNB ASA	130,781	1,581,162
Gjensidige Forsikring ASA	31,344	520,352
Marine Harvest ASA (x)*	52,156	877,302
Norsk Hydro ASA	178,795	653,457
Orkla ASA	113,848	1,008,443
Schibsted ASA	13,931	398,758
Schibsted ASA, Class A	9,117	272,049
Statoil ASA	148,794	2,576,428
Telenor ASA	105,372	1,740,459
Yara International ASA	25,546	811,024

		10,439,434

Portugal (0.1%)
EDP – Energias de Portugal S.A.	327,407	1,005,517
Galp Energia SGPS S.A.	54,234	753,176
Jeronimo Martins SGPS S.A.	34,373	541,536

		2,300,229

Singapore (1.2%)
Ascendas Real Estate Investment Trust (REIT) (x)	325,171	600,723
CapitaLand Commercial Trust (REIT)	249,200	274,106
CapitaLand Ltd.	372,700	856,160
CapitaLand Mall Trust (REIT)	342,900	544,478
City Developments Ltd.	67,900	413,704

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

ComfortDelGro Corp., Ltd.	333,600	$683,745
DBS Group Holdings Ltd.	248,800	2,931,382
Genting Singapore plc	961,541	524,766
Global Logistic Properties Ltd.	317,200	428,096
Golden Agri-Resources Ltd.	1,209,009	316,991
Hutchison Port Holdings Trust (BATS Exchange)	236,400	101,888
Hutchison Port Holdings Trust (Singapore Stock Exchange)	371,000	170,426
Jardine Cycle & Carriage Ltd. (x)	16,733	459,114
Keppel Corp., Ltd.	203,700	836,528
Oversea-Chinese Banking Corp., Ltd.	434,706	2,833,095
Sembcorp Industries Ltd.	157,200	331,094
Sembcorp Marine Ltd.	107,200	125,143
Singapore Airlines Ltd. (x)	70,600	559,941
Singapore Exchange Ltd.	109,200	622,078
Singapore Press Holdings Ltd.	123,936	365,917
Singapore Technologies Engineering Ltd. (x)	254,000	599,605
Singapore Telecommunications Ltd.	1,136,500	3,514,549
StarHub Ltd.	77,590	218,545
Suntec Real Estate Investment Trust (REIT) (x)	352,800	466,445
United Overseas Bank Ltd.	183,345	2,531,770
UOL Group Ltd.	69,600	283,916
Wilmar International Ltd.	255,000	621,250

		22,215,455

South Africa (0.1%)
Investec plc	79,659	502,111
Mediclinic International plc	52,374	766,818
Mondi plc	51,236	954,868

		2,223,797

Spain (2.6%)
Abertis Infraestructuras S.A.	81,788	1,202,038
ACS Actividades de Construccion y Servicios S.A.	27,973	766,494
Aena S.A.§	10,062	1,324,950
Amadeus IT Holding S.A., Class A	62,408	2,734,001
Banco Bilbao Vizcaya Argentaria S.A.	925,944	5,306,206
Banco de Sabadell S.A.	777,012	1,038,198
Banco Popular Espanol S.A. (x)	489,177	637,376
Banco Santander S.A.	2,040,745	7,945,460
Bankia S.A.	667,662	488,014
Bankinter S.A.	104,250	670,523
CaixaBank S.A. (x)	404,008	889,320
Distribuidora Internacional de Alimentacion S.A.	98,260	577,170
Enagas S.A.	13,237	402,708
Endesa S.A.	45,488	914,876
Ferrovial S.A.	69,810	1,356,402
Gas Natural SDG S.A.	51,134	1,014,040
Grifols S.A.	42,778	966,026
Iberdrola S.A.	776,749	5,246,615
Industria de Diseno Textil S.A.	154,221	5,142,879
Mapfre S.A.	175,948	389,083

Red Electrica Corporacion S.A.	8,877	$791,425
Repsol S.A.	158,647	2,012,606
Telefonica S.A.	638,117	6,099,478
Zardoya Otis S.A.	27,166	254,574

		48,170,462

Sweden (2.5%)
Alfa Laval AB	43,038	675,545
Assa Abloy AB, Class B	137,856	2,825,623
Atlas Copco AB, Class A	94,569	2,448,719
Atlas Copco AB, Class B	55,335	1,306,424
Boliden AB	37,839	735,085
Electrolux AB	33,169	900,874
Getinge AB, Class B	29,723	610,443
Hennes & Mauritz AB, Class B	134,232	3,933,766
Hexagon AB, Class B	36,684	1,335,296
Husqvarna AB, Class B	56,432	418,635
ICA Gruppen AB	9,627	321,678
Industrivarden AB, Class C	21,453	346,733
Investor AB, Class B	64,186	2,147,213
Kinnevik AB, Class B	32,792	779,413
Lundin Petroleum AB*	29,663	536,282
Nordea Bank AB	429,436	3,627,303
Sandvik AB (x)	140,439	1,399,772
Securitas AB, Class B	46,996	722,296
Skandinaviska Enskilda Banken AB, Class A	215,698	1,874,547
Skanska AB, Class B	51,041	1,064,467
SKF AB, Class B	54,528	870,679
Svenska Cellulosa AB S.C.A., Class B	86,762	2,766,737
Svenska Handelsbanken AB, Class A	207,699	2,512,400
Swedbank AB, Class A	126,680	2,649,839
Swedish Match AB	28,843	1,002,345
Tele2 AB, Class B	50,955	445,737
Telefonaktiebolaget LM Ericsson, Class B	431,260	3,296,390
Telia Co. AB	337,486	1,592,089
Volvo AB, Class B	216,938	2,142,292

		45,288,622

Switzerland (8.7%)
ABB Ltd. (Registered)*	274,448	5,405,670
Actelion Ltd. (Registered)*	14,708	2,467,951
Adecco Group AG (Registered)	22,022	1,109,375
Aryzta AG*	12,654	464,988
Baloise Holding AG (Registered)	7,004	781,095
Barry Callebaut AG (Registered)*	350	429,861
Chocoladefabriken Lindt & Spruengli AG	131	779,224
Chocoladefabriken Lindt & Sprungli AG (Registered)	15	1,070,467
Cie Financiere Richemont S.A. (Registered)	73,801	4,329,538
Coca-Cola HBC AG*	28,771	580,285
Credit Suisse Group AG (Registered)*	262,500	2,797,297
Dufry AG (Registered)*	5,816	698,042

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

EMS-Chemie Holding AG (Registered)	1,070	$553,327
Galenica AG (Registered)	522	703,179
Geberit AG (Registered)	5,354	2,022,500
Givaudan S.A. (Registered)	1,294	2,600,210
Glencore plc*	1,729,856	3,534,335
Julius Baer Group Ltd.*	30,036	1,207,042
Kuehne + Nagel International AG (Registered)	7,789	1,088,970
LafargeHolcim Ltd. (Registered)*	64,912	2,711,478
Lonza Group AG (Registered)*	7,577	1,255,611
Nestle S.A. (Registered)	447,115	34,488,521
Novartis AG (Registered)	319,189	26,257,693
Pargesa Holding S.A.	4,674	309,422
Partners Group Holding AG	2,293	983,228
Roche Holding AG	98,820	26,091,502
Schindler Holding AG	5,826	1,055,716
Schindler Holding AG (Registered)	2,976	541,679
SGS S.A. (Registered)	775	1,777,056
Sika AG	307	1,284,229
Sonova Holding AG (Registered)	7,370	979,198
STMicroelectronics N.V. (x)	88,690	522,640
Swatch Group AG (x)	4,419	1,284,611
Swatch Group AG (Registered)	6,751	387,240
Swiss Life Holding AG (Registered)*	4,384	1,012,761
Swiss Prime Site AG (Registered)*	9,354	845,995
Swiss Reinsurance AG	46,761	4,088,139
Swisscom AG (Registered)	3,661	1,818,616
Syngenta AG (Registered)	13,141	5,051,090
UBS Group AG (Registered)	506,974	6,559,536
Wolseley plc	36,163	1,874,154
Zurich Insurance Group AG*	21,264	5,261,164

		159,064,635

United Kingdom (15.5%)
3i Group plc	137,506	1,023,422
Aberdeen Asset Management plc	134,235	518,748
Admiral Group plc	30,407	829,941
Aggreko plc	35,343	607,012
Anglo American plc	198,337	1,926,044
ARM Holdings plc	200,244	3,032,888
Ashtead Group plc	70,013	1,004,766
Associated British Foods plc	49,565	1,797,133
AstraZeneca plc	176,183	10,488,001
Auto Trader Group plc§	126,433	597,839
Aviva plc	572,500	3,076,781
Babcock International Group plc	37,129	449,451
BAE Systems plc	451,131	3,163,288
Barclays plc	2,374,815	4,521,225
Barratt Developments plc	142,933	782,740
Berkeley Group Holdings plc	18,882	642,781
BP plc	2,589,593	15,121,501
British American Tobacco plc	259,265	16,870,499
British Land Co. plc (REIT)	140,900	1,166,817

BT Group plc	1,197,163	$6,610,553
Bunzl plc	47,858	1,480,272
Burberry Group plc	63,781	997,015
Capita plc	89,633	1,151,264
Centrica plc	716,743	2,163,915
CNH Industrial N.V.	133,561	971,041
Cobham plc	200,321	420,260
Coca-Cola European Partners plc*	30,365	1,088,094
Compass Group plc	232,515	4,432,108
Croda International plc	18,573	778,474
Diageo plc	355,625	9,950,820
Direct Line Insurance Group plc	182,656	844,686
Dixons Carphone plc	135,098	586,495
easyJet plc	22,328	324,337
Fiat Chrysler Automobiles N.V.	125,879	777,056
G4S plc	216,018	534,736
GKN plc	234,379	843,631
GlaxoSmithKline plc	681,716	14,655,733
Hammerson plc (REIT)	105,552	771,114
Hargreaves Lansdown plc	33,888	563,924
HSBC Holdings plc	2,768,932	17,297,672
ICAP plc	81,089	455,807
IMI plc	36,957	477,559
Imperial Brands plc	135,543	7,357,932
Inmarsat plc	60,967	654,389
InterContinental Hotels Group plc	26,619	989,131
International Consolidated Airlines Group S.A.	99,594	496,274
Intertek Group plc	23,360	1,090,840
Intu Properties plc (REIT) (x)	133,735	523,200
ITV plc	509,132	1,229,876
J Sainsbury plc	176,592	547,651
Johnson Matthey plc	27,693	1,048,310
Kingfisher plc	319,013	1,377,025
Land Securities Group plc (REIT)	110,283	1,560,808
Legal & General Group plc	833,253	2,159,757
Lloyds Banking Group plc	8,850,632	6,508,140
London Stock Exchange Group plc	44,712	1,514,577
Marks & Spencer Group plc	235,561	1,001,562
Meggitt plc	110,613	600,036
Merlin Entertainments plc§	99,290	589,728
National Grid plc	529,291	7,783,490
Next plc	20,222	1,352,881
Old Mutual plc	696,742	1,878,074
Pearson plc	116,958	1,525,386
Persimmon plc	44,067	859,935
Petrofac Ltd.	34,974	363,482
Provident Financial plc	21,612	668,027
Prudential plc	363,577	6,193,828
Randgold Resources Ltd.	13,370	1,501,188
Reckitt Benckiser Group plc	89,208	8,974,827
RELX N.V.	140,750	2,456,295
RELX plc	156,485	2,883,341
Rio Tinto Ltd.	59,973	2,065,288
Rio Tinto plc	175,433	5,422,658
Rolls-Royce Holdings plc*	259,944	2,468,368
Rolls-Royce Holdings plc (b)*†	18,456,024	24,570

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Royal Bank of Scotland Group plc*	496,700	$1,169,791
Royal Mail plc	122,991	833,787
RSA Insurance Group plc	142,786	953,560
SABMiller plc	137,373	8,008,415
Sage Group plc	152,862	1,329,334
Schroders plc	18,626	588,144
Segro plc (REIT)	97,105	545,133
Severn Trent plc	32,057	1,047,206
Sky plc	145,836	1,655,281
Smith & Nephew plc	126,766	2,149,878
Smiths Group plc	54,444	838,587
SSE plc	141,904	2,967,200
St. James’s Place plc	75,963	813,654
Standard Chartered plc	456,300	3,470,822
Standard Life plc	276,816	1,087,914
Tate & Lyle plc	60,954	543,502
Taylor Wimpey plc	439,929	786,015
Tesco plc*	1,128,690	2,640,581
Travis Perkins plc	36,975	739,703
Unilever N.V. (CVA)	227,559	10,608,586
Unilever plc	181,456	8,703,916
United Utilities Group plc	98,542	1,372,169
Vodafone Group plc	3,695,926	11,251,108
Weir Group plc	30,213	583,398
Whitbread plc	25,748	1,203,457
William Hill plc	114,993	398,298
Wm Morrison Supermarkets plc (x)	320,811	804,720
Worldpay Group plc*§	191,112	695,630
WPP plc	183,160	3,802,899

		283,061,005

United States (0.5%)
Ball Corp.	4,393	317,587
Carnival plc	26,873	1,193,070
Shire plc	125,668	7,738,571

		9,249,228

Total Common Stocks (90.2%) (Cost $1,763,712,179)		1,649,372,387

	Number of Rights	Value (Note 1)
RIGHTS:
Hong Kong (0.0%)
Noble Group Ltd., expiring 7/20/16*	565,454	38,870

Spain (0.0%)
ACS Actividades de Construccion y Servicios S.A., expiring 7/11/16*	27,973	19,650
Repsol S.A., expiring 7/1/16*	158,647	51,585

		71,235

Total Rights (0.0%) (Cost $189,761)		110,105

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (7.7%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	140,347,980	140,347,980

	Principal Amount	Value (Note 1)

Repurchase Agreements (3.0%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $5,600,070, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $5,712,001. (xx)	$5,600,000	$5,600,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $3,700,042, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $3,774,006. (xx)	3,700,000	3,700,000
HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $2,000,021, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $2,040,041. (xx)	2,000,000	2,000,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $5,000,050, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $5,100,023. (xx)	5,000,000	5,000,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $1,383,717, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $1,411,375. (xx)	1,383,700	1,383,700
Mizuho Securities USA, Inc., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $2,000,025, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.750%, maturing 5/31/17-5/31/23; total market value $2,040,000. (xx)	2,000,000	2,000,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $5,000,067, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $5,100,069. (xx)	5,000,000	5,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

Natixis, 0.600%, dated 6/30/16, due 7/1/16, repurchase price $7,000,117, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50; total market value $7,140,119. (xx)	$7,000,000	$7,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $5,800,064, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $5,916,000. (xx)	5,800,000	5,800,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/6/16, repurchase price $5,000,333, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.750%, maturing 10/31/17-8/15/42; total market value $5,100,000. (xx)	5,000,000	5,000,000
RBC Capital Markets, 0.420%, dated 6/30/16, due 7/1/16, repurchase price $2,000,023, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-4.500%, maturing 8/1/26-3/1/46; total market value $2,040,000. (xx)	2,000,000	2,000,000
RBS Securities, Inc., 0.400%, dated 6/30/16, due 7/5/16, repurchase price $5,000,278, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-6.125%, maturing 2/28/17-5/15/44; total market value $5,100,097. (xx)	5,000,000	5,000,000
Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $2,000,093, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 12/8/16-2/15/37; total market value $2,040,001. (xx)	2,000,000	2,000,000
Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $4,000,187, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.250%, maturing 6/30/17-5/15/44; total market value $4,080,000. (xx)	4,000,000	4,000,000

Total Repurchase Agreements		55,483,700

Total Short-Term Investments (10.7%) (Cost $195,831,680)		$195,831,680

Total Investments (100.9%) (Cost $1,959,733,620)		1,845,314,172
Other Assets Less Liabilities (-0.9%)		(15,741,921)

Net Assets (100%)		$1,829,572,251

*	Non-income producing.
†	Security (totaling $404,262 or 0.0% of net assets) held at fair value by management.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2016, the market value of these securities amounted to $5,928,889 or 0.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $56,613,617. This was secured by collateral of $55,483,700 which was received as cash and subsequently invested in short-term investments currently valued at $55,483,700, as reported in the Portfolio of Investments, and $4,357,961 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 7/28/16-5/15/45.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Depositary Receipt

Sector Weightings as of June 30, 2016	Market Value	% of Net Assets
Financials	$369,812,626	20.2%
Consumer Staples	219,772,298	12.0
Industrials	219,593,256	12.0
Health Care	203,897,965	11.2
Consumer Discretionary	196,995,485	10.8
Investment Companies	140,347,980	7.7
Materials	113,106,520	6.2
Information Technology	88,033,648	4.8
Telecommunication Services	87,834,320	4.8
Energy	85,855,558	4.7
Utilities	64,580,816	3.5
Repurchase Agreements	55,483,700	3.0
Cash and Other	(15,741,921)	(0.9)

		100.0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)
AXA S.A.	$6,946,584	$730,472	$374,326	$5,413,828	$289,210	$(6,495)

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
Sales
EURO Stoxx 50 Index	1,319	September-16	$40,333,190	$41,790,355	$(1,457,165)
FTSE 100 Index	301	September-16	24,268,295	25,735,358	(1,467,063)
SPI 200 Index	104	September-16	9,731,158	10,036,677	(305,519)
TOPIX Index	210	September-16	24,671,100	25,328,524	(657,424)

					$(3,887,171)

At June 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/16/16	HSBC Bank plc	2,848	$2,118,077	$2,119,087	$(1,010)
Australian Dollar vs. U.S. Dollar, expiring 9/16/16	HSBC Bank plc	4,991	3,712,237	3,706,929	5,308
British Pound vs. U.S. Dollar, expiring 9/16/16	HSBC Bank plc	3,548	4,726,252	5,167,293	(441,041)
British Pound vs. U.S. Dollar, expiring 9/16/16	HSBC Bank plc	776	1,034,215	1,059,581	(25,366)
British Pound vs. U.S. Dollar, expiring 9/16/16	HSBC Bank plc	7,014	9,344,189	9,383,097	(38,908)
European Union Euro vs. U.S. Dollar, expiring 9/16/16	HSBC Bank plc	7,607	8,464,506	8,695,588	(231,082)
European Union Euro vs. U.S. Dollar, expiring 9/16/16	HSBC Bank plc	1,077	1,198,912	1,215,865	(16,953)
European Union Euro vs. U.S. Dollar, expiring 9/16/16	HSBC Bank plc	12,939	14,397,915	14,411,980	(14,065)
Japanese Yen vs. U.S. Dollar, expiring 9/16/16	HSBC Bank plc	628,318	6,099,817	5,909,876	189,941
Japanese Yen vs. U.S. Dollar, expiring 9/16/16	HSBC Bank plc	106,525	1,034,167	1,022,680	11,487
Japanese Yen vs. U.S. Dollar, expiring 9/16/16	HSBC Bank plc	666,378	6,469,309	6,510,979	(41,670)

					$(603,359)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/16/16	HSBC Bank plc	23,833	$17,486,811	$17,726,536	$(239,725)
British Pound vs. U.S. Dollar, expiring 9/16/16	HSBC Bank plc	34,074	45,410,964	45,393,686	17,278
European Union Euro vs. U.S. Dollar, expiring 9/16/16	HSBC Bank plc	984	1,112,636	1,095,288	17,348
European Union Euro vs. U.S. Dollar, expiring 9/16/16	HSBC Bank plc	65,534	72,618,466	72,924,244	(305,778)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen vs. U.S. Dollar, expiring 9/16/16	HSBC Bank plc	138,494	$1,310,608	$1,344,524	$(33,916)
Japanese Yen vs. U.S. Dollar, expiring 9/16/16	HSBC Bank plc	4,503,445	43,930,482	43,720,214	210,268

					$(334,525)

					$(937,884)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 2,147,916, CHF 17,471, DKK 110,195, EUR 8,373,663, GBP 5,385,025, HKD 15,126, ILS 57,574, JPY 7,692,530, NOK 36,899, NZD 11,514, SEK 128,075 and SGD 139,654.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$297,894	$196,697,591	$—	$196,995,485
Consumer Staples	—	219,772,298	—	219,772,298
Energy	—	85,803,973	—	85,803,973
Financials	843,254	368,969,372	—	369,812,626
Health Care	321,922	203,576,043	—	203,897,965
Industrials	2,977,679	216,532,487	24,570	219,534,736
Information Technology	5,770,043	82,263,605	—	88,033,648
Materials	317,587	112,788,933	—	113,106,520
Telecommunication Services	—	87,454,628	379,692	87,834,320
Utilities	—	64,580,816	—	64,580,816
Forward Currency Contracts	—	451,630	—	451,630
Rights
Energy	—	51,585	—	51,585
Industrials	—	58,520	—	58,520
Short-Term Investments
Investment Companies	140,347,980	—	—	140,347,980
Repurchase Agreements	—	55,483,700	—	55,483,700

Total Assets	$150,876,359	$1,694,485,181	$404,262	$1,845,765,802

Liabilities:
Forward Currency Contracts	$—	$(1,389,514)	$—	$(1,389,514)
Futures	(3,887,171)	—	—	(3,887,171)

Total Liabilities	$(3,887,171)	$(1,389,514)	$—	$(5,276,685)

Total	$146,989,188	$1,693,095,667	$404,262	$1,840,489,117

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$451,630
Equity contracts	Receivables, Net assets – Unrealized appreciation	—

Total		$451,630

	Liability Derivatives
Foreign exchange contracts	Payables	$(1,389,514)
Equity contracts	Payables, Net assets – Unrealized depreciation	(3,887,171)*

Total		$(5,276,685)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$1,070,245.00	$1,070,245
Equity contracts	(17,974,169)	—	(17,974,169)

Total	$(17,974,169)	$1,070,245	$(16,903,924)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(892,855)	$(892,855)
Equity contracts	(8,587,262)	—	(8,587,262)

Total	$(8,587,262)	$(892,855)	$(9,480,117)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns and held forward foreign currency contracts as a substitute for investing in conventional securities and hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $56,475,000 and futures contracts with an average notional balance of approximately $174,509,000 during the six months ended June 30, 2016.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2016:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
HSBC Bank plc	$451,630	$(451,630)	$—	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$1,389,514	$(451,630)	$—	$937,884

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$5,600,000	$—	$5,600,000	$(5,600,000)	$—
Deutsche Bank AG	3,700,000	—	3,700,000	(3,700,000)	—
HSBC Securities, Inc.	7,000,000	—	7,000,000	(7,000,000)	—
Merrill Lynch PFS, Inc.	1,383,700	—	1,383,700	(1,383,700)	—
Mizuho Securities USA, Inc.	2,000,000	—	2,000,000	(2,000,000)	—
Natixis	12,000,000	—	12,000,000	(12,000,000)	—
Nomura Securities Co., Ltd.	10,800,000	—	10,800,000	(10,800,000)	—
RBC Capital Markets	2,000,000	—	2,000,000	(2,000,000)	—
RBS Securities, Inc.	5,000,000	—	5,000,000	(5,000,000)	—
Societe Generale S.A.	6,000,000	—	6,000,000	(6,000,000)	—

Total	$55,483,700	$—	$55,483,700	$(55,483,700)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$208,281,809
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$64,394,271

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$122,492,830
Aggregate gross unrealized depreciation	(240,677,361)

Net unrealized depreciation	$(118,184,531)

Federal income tax cost of investments	$1,963,498,703

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $6,089,819)	$5,413,828
Unaffiliated Issuers (Cost $1,898,160,101)	1,784,416,644
Repurchase Agreements (Cost $55,483,700)	55,483,700
Cash	1,944,000
Foreign cash (Cost $31,004,565)	24,115,642
Cash held as collateral at broker	10,991,870
Dividends, interest and other receivables	6,211,443
Receivable from Separate Accounts for Trust shares sold	552,515
Unrealized appreciation on forward foreign currency contracts	451,630
Security lending income receivable	73,450
Other assets	42,642

Total assets	1,889,697,364

LIABILITIES
Payable on return of securities loaned	55,483,700
Due to broker for futures variation margin	2,210,836
Unrealized depreciation on forward foreign currency contracts	1,389,514
Investment management fees payable	669,139
Administrative fees payable	204,806
Payable to Separate Accounts for Trust shares redeemed	90,876
Distribution fees payable – Class IB	25,027
Trustees’ fees payable	3,505
Accrued expenses	47,710

Total liabilities	60,125,113

NET ASSETS	$1,829,572,251

Net assets were comprised of:
Paid in capital	$1,976,050,664
Accumulated undistributed net investment income (loss)	27,977,859
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(48,162,451)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(126,293,821)

Net assets	$1,829,572,251

Class IB
Net asset value, offering and redemption price per share, $120,198,957 / 10,842,110 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.09

Class K
Net asset value, offering and redemption price per share, $1,709,373,294 / 153,208,068 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.16

(x)	Includes value of securities on loan of $56,613,617.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends ($289,210 of dividend income received from affiliates) (net of $3,624,216 foreign withholding tax)	$35,972,879
Interest	41,975
Securities lending (net)	192,890

Total income	36,207,744

EXPENSES
Investment management fees	3,977,045
Administrative fees	1,203,107
Distribution fees – Class IB	150,616
Custodian fees	126,702
Printing and mailing expenses	60,499
Professional fees	49,388
Trustees’ fees	21,303
Miscellaneous	73,580

Gross expenses	5,662,240
Less: Waiver from investment manager	(88,371)

Net expenses	5,573,869

NET INVESTMENT INCOME (LOSS)	30,633,875

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($(6,495) of realized gain (loss) from affiliates)	(8,247,891)
Futures	(17,974,169)
Foreign currency transactions	(14,117,990)

Net realized gain (loss)	(40,340,050)

Change in unrealized appreciation (depreciation) on:
Investments ($(1,888,902) of change in unrealized appreciation (depreciation) from affiliates)	(78,282,371)
Futures	(8,587,262)
Foreign currency translations	18,251,462

Net change in unrealized appreciation (depreciation)	(68,618,171)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(108,958,221)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(78,324,346)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$30,633,875	$23,162,015
Net realized gain (loss) on investments, futures and foreign currency transactions	(40,340,050)	(1,589,666)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(68,618,171)	(66,402,457)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(78,324,346)	(44,830,108)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(49,780)
Class K	—	(615,613)

	—	(665,393)

Distributions from net realized capital gains
Class IB	—	(3,767,033)
Class K	—	(47,725,548)

	—	(51,492,581)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(52,157,974)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 728,203 and 1,306,667 shares, respectively ]	7,932,808	16,188,558
Capital shares issued in reinvestment of dividends and distributions [ 0 and 329,304 shares, respectively ]	—	3,816,813
Capital shares repurchased [ (742,785) and (1,280,298) shares, respectively ]	(8,217,649)	(16,385,968)

Total Class IB transactions	(284,841)	3,619,403

Class K
Capital shares sold [ 25,388,753 and 25,937,780 shares, respectively ]	278,642,806	323,086,606
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,152,509 shares, respectively ]	—	48,341,161
Capital shares repurchased [ (13,438,812) and (774,116) shares, respectively ]	(144,232,701)	(9,603,657)

Total Class K transactions	134,410,105	361,824,110

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	134,125,264	365,443,513

TOTAL INCREASE (DECREASE) IN NET ASSETS	55,800,918	268,455,431
NET ASSETS:
Beginning of period	1,773,771,333	1,505,315,902

End of period (a)	$1,829,572,251	$1,773,771,333

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$27,977,859	$(2,656,016)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Class IB			2015	2014	2013		2012	2011
Net asset value, beginning of period	$11.61		$12.27	$13.46	$12.08		$10.42	$12.72

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18	###	0.14	0.17	0.11	##	0.14	0.15
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.70)		(0.44)	(1.02)	2.40		1.59	(2.20)

Total from investment operations	(0.52)		(0.30)	(0.85)	2.51		1.73	(2.05)

Less distributions:
Dividends from net investment income	—		— #	(0.11)	—		(0.07)	(0.16)
Distributions from net realized gains	—		(0.36)	(0.23)	(1.13)		—	(0.09)

Total dividends and distributions	—		(0.36)	(0.34)	(1.13)		(0.07)	(0.25)

Net asset value, end of period	$11.09		$11.61	$12.27	$13.46		$12.08	$10.42

Total return (b)	(4.48)%		(2.40)%	(6.43)%	21.16%		16.60%	(16.11)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$120,199		$125,995	$128,806	$133,667		$118,078	$83,866
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.86%		0.87%	0.88%	0.91%		0.94%	0.95%
Before waivers and reimbursements (a)(f)	0.87%		0.87%	0.88%	0.91%		0.94%	0.95%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.20	%(cc)	1.14%	1.28%	0.82	%(aa)	1.27%	1.29%
Before waivers and reimbursements (a)(f)	3.19	%(cc)	1.14%	1.28%	0.82	%(aa)	1.27%	1.28%
Portfolio turnover rate (z)^	4%		3%	3%	1%		3%	2%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,					August 26, 2011* to December 31, 2011
Class K			2015	2014	2013		2012
Net asset value, beginning of period	$11.67		$12.30	$13.49	$12.08		$10.42	$11.23

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19	###	0.17	0.20	0.14	##	0.16	(0.03)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.70)		(0.44)	(1.02)	2.40		1.60	(0.60)

Total from investment operations	(0.51)		(0.27)	(0.82)	2.54		1.76	(0.63)

Less distributions:
Dividends from net investment income	—		— #	(0.14)	—		(0.10)	(0.18)
Distributions from net realized gains	—		(0.36)	(0.23)	(1.13)		—	—

Total dividends and distributions	—		(0.36)	(0.37)	(1.13)		(0.10)	(0.18)

Net asset value, end of period	$11.16		$11.67	$12.30	$13.49		$12.08	$10.42

Total return (b)	(4.37)%		(2.15)%	(6.17)%	21.41%		16.90%	(5.57)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,709,373		$1,647,776	$1,376,510	$1,096,284		$679,292	$397,699
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.61%		0.62%	0.63%	0.66%		0.69%	0.70%
Before waivers and reimbursements (a)(f)	0.62%		0.62%	0.63%	0.66%		0.69%	0.71%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.49	%(dd)	1.39%	1.48%	1.03	%(bb)	1.47%	(0.82)%
Before waivers and reimbursements (a)(f)	3.48	%(dd)	1.38%	1.48%	1.03	%(bb)	1.47%	(0.83)%
Portfolio turnover rate (z)^	4%		3%	3%	1%		3%	2%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
##	Includes income resulting from special dividend. Without this dividend the per share income amounts would be $0.09 and $0.12 for Class IB and K, respectively.
###	Includes income resulting from special dividend. Without this dividend, the per share income amounts would be $0.11 and $0.13 for Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 0.65% for income after waivers and reimbursements and 0.65% before waivers and reimbursements.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 0.86% for income after waivers and reimbursements and 0.86% before waivers and reimbursements.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 1.98% for income after waivers and reimbursements and 1.97% before waivers and reimbursements.
(dd)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 2.26% for income after waivers and reimbursements and 2.25% before waivers and reimbursements.

See Notes to Financial Statements.

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	Market Value	% of Net Assets
Financials	$330,084,483	20.5%
Industrials	196,364,366	12.2
Consumer Staples	195,713,462	12.2
Health Care	181,870,911	11.3
Consumer Discretionary	176,046,848	11.0
Materials	100,740,184	6.3
Investment Companies	92,765,085	5.8
Information Technology	78,789,473	4.9
Telecommunication Services	78,535,885	4.9
Energy	76,358,738	4.7
Utilities	57,486,634	3.6
Repurchase Agreements	45,953,932	2.8
Cash and Other	(3,418,218)	(0.2)

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class K
Actual	$1,000.00	$954.40	$3.03
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.76	3.13

*   Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.62%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.7%)
AGL Energy Ltd.	86,803	$1,252,650
Alumina Ltd.	328,822	321,531
Amcor Ltd.	145,700	1,629,468
AMP Ltd.	379,698	1,473,827
APA Group	139,689	967,595
Aristocrat Leisure Ltd.	71,971	743,666
Asciano Ltd.	71,859	475,812
ASX Ltd.	23,631	809,185
Aurizon Holdings Ltd.	256,511	929,183
AusNet Services	236,399	290,072
Australia & New Zealand Banking Group Ltd.	366,406	6,680,680
Bank of Queensland Ltd.	46,860	373,289
Bendigo & Adelaide Bank Ltd.	60,726	440,453
BHP Billiton Ltd.	404,361	5,759,270
BHP Billiton plc	263,812	3,318,382
Boral Ltd.	75,429	353,460
Brambles Ltd.	201,013	1,865,228
Caltex Australia Ltd.	33,887	809,608
Challenger Ltd.	66,251	430,081
CIMIC Group Ltd.	13,306	356,357
Coca-Cola Amatil Ltd.	74,018	456,788
Cochlear Ltd.	7,529	682,891
Commonwealth Bank of Australia	211,984	11,896,088
Computershare Ltd.	60,121	414,118
Crown Resorts Ltd.	47,692	451,233
CSL Ltd.	57,553	4,839,171
Dexus Property Group (REIT)	123,154	831,697
Domino’s Pizza Enterprises Ltd.	7,150	365,516
DUET Group	271,602	508,327
Flight Centre Travel Group Ltd. (x)	7,494	177,778
Fortescue Metals Group Ltd. (x)	209,198	563,057
Goodman Group (REIT) (x)	217,361	1,158,669
GPT Group (REIT)	227,957	922,146
Harvey Norman Holdings Ltd.	75,317	261,124
Healthscope Ltd.	197,982	423,960
Incitec Pivot Ltd.	195,941	439,362
Insurance Australia Group Ltd.	309,743	1,272,165
LendLease Group	72,046	683,245
Macquarie Group Ltd.	38,237	1,988,594
Medibank Pvt Ltd.	353,372	779,474
Mirvac Group (REIT)	482,217	729,531
National Australia Bank Ltd.	331,062	6,359,817
Newcrest Mining Ltd.*	97,208	1,671,561
Oil Search Ltd.	170,589	857,841
Orica Ltd.	49,393	457,601
Origin Energy Ltd.	210,145	917,875
Platinum Asset Management Ltd.	32,998	142,996
Qantas Airways Ltd.*	72,244	152,323
QBE Insurance Group Ltd.	175,459	1,377,075
Ramsay Health Care Ltd.	16,862	906,739
REA Group Ltd.	7,217	321,330
Santos Ltd.	205,990	726,869
Scentre Group (REIT) (x)	634,927	2,335,263
SEEK Ltd.	42,780	488,139
Sonic Healthcare Ltd.	49,735	803,966
South32 Ltd.*	640,171	748,113
Stockland (REIT)	310,902	1,094,992
Suncorp Group Ltd.	163,080	$1,493,869
Sydney Airport	128,796	669,217
Tabcorp Holdings Ltd.	109,769	375,307
Tatts Group Ltd.	187,733	537,149
Telstra Corp., Ltd.	530,110	2,206,132
TPG Telecom Ltd.	38,994	346,930
Transurban Group	252,173	2,261,725
Treasury Wine Estates Ltd.	97,923	677,387
Vicinity Centres (REIT)	418,505	1,041,326
Vocus Communications Ltd.†	51,921	328,140
Wesfarmers Ltd.	141,690	4,267,422
Westfield Corp. (REIT)	253,274	2,017,921
Westpac Banking Corp.	418,831	9,300,972
Woodside Petroleum Ltd.	89,567	1,815,547
Woolworths Ltd.	157,692	2,475,778

		108,302,053

Austria (0.2%)
Andritz AG	8,219	390,532
Erste Group Bank AG	36,715	839,612
OMV AG	18,876	528,791
Raiffeisen Bank International AG*	12,058	151,764
voestalpine AG (x)	13,972	467,539

		2,378,238

Belgium (1.4%)
Ageas	25,963	897,006
Anheuser-Busch InBev S.A./N.V.	100,455	13,204,773
Colruyt S.A.	8,954	494,181
Delhaize Group S.A.	13,369	1,412,616
Groupe Bruxelles Lambert S.A.	9,470	774,230
KBC Group N.V.*	30,825	1,511,202
Proximus SADP	19,028	602,560
Solvay S.A.	9,422	875,845
Telenet Group Holding N.V.*	7,146	326,177
UCB S.A.	15,944	1,192,206
Umicore S.A.	11,348	584,735

		21,875,531

Chile (0.0%)
Antofagasta plc (x)	52,107	323,704

China (0.0%)
Yangzijiang Shipbuilding Holdings Ltd. (x)	264,099	177,935

Denmark (1.8%)
A. P. Moeller – Maersk A/S, Class A	515	655,323
A. P. Moeller – Maersk A/S, Class B	722	951,954
Carlsberg A/S, Class B	13,741	1,304,026
Chr Hansen Holding A/S	11,914	782,331
Coloplast A/S, Class B	15,114	1,128,221
Danske Bank A/S	89,894	2,382,077
DSV A/S	24,066	1,011,846
Genmab A/S*	6,999	1,274,935
ISS A/S	20,509	767,959
Novo Nordisk A/S, Class B	233,225	12,542,155
Novozymes A/S, Class B	29,453	1,419,358
Pandora A/S	14,487	1,966,534
TDC A/S	104,316	510,599

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Tryg A/S	14,969	$267,169
Vestas Wind Systems A/S	28,445	1,930,406
William Demant Holding A/S*	15,950	310,189

		29,205,082

Finland (0.9%)
Elisa Oyj	18,952	728,137
Fortum Oyj	54,532	873,691
Kone Oyj, Class B	41,931	1,936,058
Metso Oyj	15,067	356,015
Neste Oyj	15,075	540,120
Nokia Oyj	715,838	4,073,092
Nokian Renkaat Oyj	13,511	482,618
Orion Oyj, Class B	12,948	502,981
Sampo Oyj, Class A	56,927	2,325,804
Stora Enso Oyj, Class R	70,988	571,994
UPM-Kymmene Oyj	66,691	1,222,574
Wartsila Oyj Abp	18,100	740,726

		14,353,810

France (8.7%)
Accor S.A.	21,672	840,208
Aeroports de Paris S.A.	3,727	412,221
Air Liquide S.A.	43,327	4,540,728
Airbus Group SE	74,341	4,316,864
Alstom S.A.*	19,763	461,393
Arkema S.A. (x)	8,846	682,639
Atos SE (x)	11,764	982,631
AXA S.A‡.	241,175	4,845,111
BNP Paribas S.A.	133,371	5,996,092
Bollore S.A.	117,094	399,478
Bouygues S.A.	26,038	752,556
Bureau Veritas S.A.	34,389	726,061
Capgemini S.A.	20,625	1,799,981
Carrefour S.A.	70,360	1,740,699
Casino Guichard Perrachon S.A.	7,409	414,004
Christian Dior SE	6,756	1,094,430
Cie de Saint-Gobain	60,124	2,301,626
Cie Generale des Etablissements Michelin	23,091	2,187,514
CNP Assurances S.A.	20,886	309,565
Credit Agricole S.A.	135,591	1,148,508
Danone S.A.	74,215	5,233,097
Dassault Systemes S.A.	16,432	1,254,745
Edenred (x)	26,971	556,494
Eiffage S.A.	6,377	455,404
Electricite de France S.A. (x)	34,401	422,858
Engie S.A.	183,928	2,968,318
Essilor International S.A.	25,832	3,438,057
Eurazeo S.A.	5,900	352,154
Eutelsat Communications S.A.	22,346	425,889
Fonciere des Regions (REIT)	4,008	356,799
Gecina S.A. (REIT)	4,724	645,724
Groupe Eurotunnel SE (Registered)	56,053	596,538
Hermes International	3,268	1,231,607
ICADE (REIT)	4,416	314,014
Iliad S.A.	3,314	673,656
Imerys S.A.	4,299	274,669
Ingenico Group S.A. (x)	6,868	804,708
J.C. Decaux S.A.	9,934	337,091
Kering	9,721	1,585,364
Klepierre S.A. (REIT)	27,397	1,222,274
Lagardere S.C.A.	15,980	$350,737
Legrand S.A.	32,889	1,696,906
L’Oreal S.A.	31,766	6,076,393
LVMH Moet Hennessy Louis Vuitton SE	35,164	5,324,431
Natixis S.A.	109,557	420,783
Numericable-SFR S.A.	13,743	347,861
Orange S.A.	250,127	4,085,579
Pernod-Ricard S.A.	26,477	2,949,200
Peugeot S.A.*	61,614	750,490
Publicis Groupe S.A.	23,240	1,574,466
Remy Cointreau S.A.	3,099	267,000
Renault S.A.	23,935	1,823,813
Rexel S.A.*	38,797	489,814
Safran S.A.	38,312	2,603,791
Sanofi	146,996	12,356,183
Schneider Electric SE	70,283	4,159,430
SCOR SE	20,083	605,004
Societe BIC S.A.	3,769	532,955
Societe Generale S.A.	94,697	2,992,690
Sodexo S.A.	11,664	1,256,402
Suez	39,311	619,151
Technip S.A.	13,781	749,510
Thales S.A.	13,494	1,132,504
Total S.A.	276,828	13,349,113
Unibail-Rodamco SE (REIT)	12,407	3,250,552
Valeo S.A. (x)	30,066	1,342,823
Veolia Environnement S.A.	57,821	1,256,134
Vinci S.A.	62,171	4,427,927
Vivendi S.A.	145,446	2,755,789
Wendel S.A.	3,373	351,477
Zodiac Aerospace	27,042	636,314

		139,636,991

Germany (7.9%)
adidas AG	23,659	3,373,884
Allianz SE (Registered)	57,059	8,129,314
Axel Springer SE	5,618	294,410
BASF SE	114,253	8,716,032
Bayer AG (Registered)	103,337	10,396,963
Bayerische Motoren Werke (BMW) AG	41,672	3,054,099
Bayerische Motoren Werke (BMW) AG (Preference) (q)	6,783	429,977
Beiersdorf AG	12,540	1,184,974
Brenntag AG	19,156	925,708
Commerzbank AG	132,112	856,884
Continental AG	13,873	2,607,128
Covestro AG (b)§	8,402	374,388
Daimler AG (Registered)	119,236	7,110,726
Deutsche Bank AG (Registered)*	173,578	2,361,851
Deutsche Boerse AG	23,764	1,945,719
Deutsche Lufthansa AG (Registered)	31,125	362,363
Deutsche Post AG (Registered)	121,856	3,402,048
Deutsche Telekom AG (Registered)	401,847	6,837,238
Deutsche Wohnen AG	43,196	1,465,944
E.ON SE	248,103	2,482,182
Evonik Industries AG	17,048	507,429
Fraport AG Frankfurt Airport Services Worldwide	5,173	276,372

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Fresenius Medical Care AG & Co. KGaA	28,011	$2,423,672
Fresenius SE & Co. KGaA	51,751	3,813,287
Fuchs Petrolub SE (Preference) (q)	8,987	352,962
GEA Group AG	23,048	1,083,293
Hannover Rueck SE	7,802	815,220
HeidelbergCement AG	17,608	1,320,254
Henkel AG & Co. KGaA	12,784	1,373,718
Henkel AG & Co. KGaA (Preference) (q)	22,246	2,705,102
Hochtief AG	2,651	341,490
Hugo Boss AG	8,716	492,423
Infineon Technologies AG	142,809	2,052,234
K+S AG (Registered)	23,568	483,555
Lanxess AG	10,885	475,658
Linde AG	23,385	3,254,804
MAN SE	4,756	484,159
Merck KGaA	16,403	1,669,959
Metro AG	22,562	690,200
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	21,007	3,510,864
OSRAM Licht AG	10,802	558,245
Porsche Automobil Holding SE (Preference) (q)	19,022	876,364
ProSiebenSat.1 Media SE*	27,403	1,196,571
RWE AG*	60,532	956,552
SAP SE	122,797	9,178,783
Schaeffler AG (Preference) (q)	19,566	259,393
Siemens AG (Registered)	95,842	9,817,869
Symrise AG	15,339	1,045,209
Telefonica Deutschland Holding AG	83,300	343,057
thyssenkrupp AG	46,187	921,916
TUI AG	63,993	726,519
United Internet AG (Registered)	16,505	681,001
Volkswagen AG	3,983	535,165
Volkswagen AG (Preference) (q)	23,290	2,799,071
Vonovia SE	59,568	2,173,951
Zalando SE*§	10,381	274,817

		126,782,970

Hong Kong (3.0%)
AIA Group Ltd.	1,516,800	9,140,022
ASM Pacific Technology Ltd.	32,677	234,910
Bank of East Asia Ltd. (x)	150,421	584,567
BOC Hong Kong Holdings Ltd.	473,723	1,428,944
Cathay Pacific Airways Ltd.	149,768	219,717
Cheung Kong Infrastructure Holdings Ltd.	80,013	688,926
Cheung Kong Property Holdings Ltd.	339,580	2,137,527
CK Hutchison Holdings Ltd.	339,980	3,741,496
CLP Holdings Ltd.	203,828	2,083,870
First Pacific Co., Ltd.	264,300	192,458
Galaxy Entertainment Group Ltd. (x)	289,400	862,272
Hang Lung Properties Ltd.	267,711	543,523
Hang Seng Bank Ltd. (x)	98,079	1,683,559
Henderson Land Development Co., Ltd.	127,649	723,325
HK Electric Investments & HK Electric Investments Ltd. (x)§	324,500	$303,208
HKT Trust & HKT Ltd. (x)	357,611	515,993
Hong Kong & China Gas Co., Ltd.	968,748	1,769,488
Hong Kong Exchanges and Clearing Ltd.	142,422	3,472,678
Hongkong Land Holdings Ltd. (x)	129,300	757,698
Hysan Development Co., Ltd. (x)	86,907	387,536
Jardine Matheson Holdings Ltd.	30,200	1,736,500
Kerry Properties Ltd.	90,724	223,821
Li & Fung Ltd.	789,150	384,216
Link REIT (REIT) (x)	277,319	1,897,172
Melco Crown Entertainment Ltd. (ADR) (x)	21,201	266,709
MTR Corp., Ltd. (x)	190,716	967,770
New World Development Co., Ltd.	700,086	711,174
Noble Group Ltd. (x)*	632,830	95,176
NWS Holdings Ltd.	191,568	304,320
PCCW Ltd. (x)	579,065	388,591
Power Assets Holdings Ltd.	175,714	1,613,190
Shangri-La Asia Ltd.	170,635	172,054
Sino Land Co., Ltd.	365,007	602,059
SJM Holdings Ltd.	276,200	169,241
Sun Hung Kai Properties Ltd.	175,208	2,110,910
Swire Pacific Ltd., Class A	63,812	725,342
Swire Properties Ltd.	158,500	421,819
Techtronic Industries Co., Ltd. (x)	166,300	696,169
WH Group Ltd.§	699,400	553,399
Wharf Holdings Ltd.	164,513	1,006,473
Wheelock & Co., Ltd.	102,674	483,604
Yue Yuen Industrial Holdings Ltd.	99,137	392,901

		47,394,327

Ireland (0.7%)
AerCap Holdings N.V.*	20,788	698,269
Bank of Ireland (Irish Stock Exchange)*	3,449,655	718,885
Bank of Ireland (London Stock Exchange)*	911	189
CRH plc	105,626	3,045,909
DCC plc	10,688	939,749
Experian plc	122,888	2,334,204
James Hardie Industries plc (CDI)	54,459	834,180
Kerry Group plc (London Stock Exchange), Class A	5	448
Kerry Group plc (Turquoise Stock Exchange), Class A	20,360	1,808,963
Paddy Power Betfair plc	9,926	1,044,017
Ryanair Holdings plc (ADR)	1,901	132,196

		11,557,009

Israel (0.7%)
Azrieli Group Ltd.	4,383	186,543
Bank Hapoalim B.M.	132,541	669,034
Bank Leumi Le-Israel B.M.*	187,651	661,665
Bezeq Israeli Telecommunication Corp., Ltd.	257,709	511,903

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Check Point Software Technologies Ltd. (x)*	16,088	$1,281,892
Israel Chemicals Ltd.	64,315	251,197
Mizrahi Tefahot Bank Ltd.	19,242	222,333
Mobileye N.V. (x)*	21,359	985,504
Nice Ltd.	7,900	496,066
Taro Pharmaceutical Industries Ltd. (x)*	1,926	280,425
Teva Pharmaceutical Industries Ltd.	114,027	5,771,863

		11,318,425

Italy (1.7%)
Assicurazioni Generali S.p.A.	144,988	1,707,174
Atlantia S.p.A.	53,073	1,323,713
Enel S.p.A.	959,325	4,266,595
Eni S.p.A.	320,288	5,170,944
EXOR S.p.A.	13,648	504,179
Ferrari N.V.	15,136	617,018
Intesa Sanpaolo S.p.A.	1,596,930	3,063,115
Intesa Sanpaolo S.p.A. (RNC)	123,303	220,216
Leonardo-Finmeccanica S.p.A.*	39,706	403,418
Luxottica Group S.p.A.	21,763	1,060,410
Mediobanca S.p.A.	75,131	436,475
Poste Italiane S.p.A. (b)(x)§	56,872	377,939
Prysmian S.p.A.	26,244	575,311
Saipem S.p.A.*	659,910	266,266
Snam S.p.A.	305,574	1,828,143
Telecom Italia S.p.A.*	1,288,143	1,056,785
Telecom Italia S.p.A. (RNC)	720,878	463,802
Terna Rete Elettrica Nazionale S.p.A. (x)	193,414	1,077,710
UniCredit S.p.A.	626,843	1,399,275
Unione di Banche Italiane S.p.A.	120,794	338,803
UnipolSai S.p.A.	141,714	213,021

		26,370,312

Japan (21.3%)
ABC-Mart, Inc.	3,799	252,834
Acom Co., Ltd.*	48,209	231,697
Aeon Co., Ltd.	79,224	1,227,369
AEON Financial Service Co., Ltd.	11,562	248,461
Aeon Mall Co., Ltd.	14,691	191,477
Air Water, Inc.	19,363	283,499
Aisin Seiki Co., Ltd.	23,338	947,315
Ajinomoto Co., Inc.	68,280	1,602,843
Alfresa Holdings Corp.	22,736	473,486
Alps Electric Co., Ltd.	23,300	438,890
Amada Holdings Co., Ltd.	45,943	464,547
ANA Holdings, Inc.	132,068	374,717
Aozora Bank Ltd. (x)	144,345	498,729
Asahi Glass Co., Ltd. (x)	126,843	685,520
Asahi Group Holdings Ltd. (x)	47,285	1,525,351
Asahi Kasei Corp.	158,506	1,098,376
Asics Corp.	21,153	355,074
Astellas Pharma, Inc.	263,328	4,120,896
Bandai Namco Holdings, Inc.	24,181	621,340
Bank of Kyoto Ltd.	29,099	177,655
Benesse Holdings, Inc. (x)	9,326	217,906
Bridgestone Corp. (x)	80,994	2,586,310
Brother Industries Ltd.	30,585	326,347
Calbee, Inc. (x)	9,033	$374,979
Canon, Inc. (x)	134,308	3,832,429
Casio Computer Co., Ltd. (x)	29,173	416,879
Central Japan Railway Co.	17,941	3,175,494
Chiba Bank Ltd.	87,241	411,491
Chubu Electric Power Co., Inc.	82,939	1,180,959
Chugai Pharmaceutical Co., Ltd.	27,525	977,955
Chugoku Bank Ltd.	22,745	231,308
Chugoku Electric Power Co., Inc.	34,038	430,868
Concordia Financial Group Ltd.*	146,395	572,844
Credit Saison Co., Ltd.	20,684	346,160
Cyberdyne, Inc. (x)*	12,472	279,266
Dai Nippon Printing Co., Ltd.	70,807	786,416
Daicel Corp.	38,470	397,882
Daihatsu Motor Co., Ltd.	23,231	301,725
Dai-ichi Life Insurance Co., Ltd.	136,726	1,515,912
Daiichi Sankyo Co., Ltd.	77,347	1,866,346
Daikin Industries Ltd.	29,756	2,479,148
Daito Trust Construction Co., Ltd.	9,067	1,469,724
Daiwa House Industry Co., Ltd.	70,639	2,061,233
Daiwa Securities Group, Inc.	201,381	1,058,500
Denso Corp.	62,008	2,178,404
Dentsu, Inc. (x)	26,987	1,260,890
Don Quijote Holdings Co., Ltd.	16,000	591,123
East Japan Railway Co.	42,292	3,896,918
Eisai Co., Ltd.	31,997	1,777,788
Electric Power Development Co., Ltd.	18,397	427,599
FamilyMart Co., Ltd. (x)	7,496	455,335
FANUC Corp.	24,628	3,986,445
Fast Retailing Co., Ltd.	6,691	1,793,844
Fuji Electric Co., Ltd.	73,787	309,818
Fuji Heavy Industries Ltd.	72,980	2,498,265
Fujifilm Holdings Corp.	54,248	2,096,338
Fujitsu Ltd.	227,810	834,803
Fukuoka Financial Group, Inc.	105,482	346,923
GungHo Online Entertainment, Inc. (x)	56,975	153,442
Hachijuni Bank Ltd.	55,684	241,870
Hakuhodo DY Holdings, Inc.	30,020	358,042
Hamamatsu Photonics KK	18,900	526,219
Hankyu Hanshin Holdings, Inc.	148,899	1,108,241
Hikari Tsushin, Inc.	2,700	225,657
Hino Motors Ltd.	34,104	337,483
Hirose Electric Co., Ltd.	3,976	486,053
Hiroshima Bank Ltd.	67,642	225,210
Hisamitsu Pharmaceutical Co., Inc.	7,533	432,050
Hitachi Chemical Co., Ltd.	14,312	265,303
Hitachi Construction Machinery Co., Ltd.	14,387	208,298
Hitachi High-Technologies Corp.	9,082	247,379
Hitachi Ltd.	600,442	2,495,978
Hitachi Metals Ltd.	28,005	283,345
Hokuriku Electric Power Co.	23,162	286,005
Honda Motor Co., Ltd. (x)	205,249	5,182,304
Hoshizaki Electric Co., Ltd.	6,143	599,168
Hoya Corp.	50,280	1,790,175
Hulic Co., Ltd. (x)	40,103	420,459

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Idemitsu Kosan Co., Ltd. (x)	11,348	$244,691
IHI Corp. (x)	189,734	508,191
Iida Group Holdings Co., Ltd.	19,620	399,624
Inpex Corp.	115,064	897,675
Isetan Mitsukoshi Holdings Ltd.	41,332	366,599
Isuzu Motors Ltd.	71,242	871,969
ITOCHU Corp.	182,088	2,212,453
Iyo Bank Ltd.	33,436	203,955
J. Front Retailing Co., Ltd.	32,096	331,467
Japan Airlines Co., Ltd.	14,299	458,948
Japan Airport Terminal Co., Ltd. (x)	6,100	219,698
Japan Exchange Group, Inc.	64,164	734,019
Japan Post Bank Co., Ltd.	48,234	565,198
Japan Post Holdings Co., Ltd.	54,635	661,464
Japan Prime Realty Investment Corp. (REIT) (x)	105	449,703
Japan Real Estate Investment Corp. (REIT)	164	1,009,380
Japan Retail Fund Investment Corp. (REIT)	315	801,682
Japan Tobacco, Inc. (x)	138,479	5,547,552
JFE Holdings, Inc.	62,652	810,734
JGC Corp.	26,924	382,591
Joyo Bank Ltd.	86,480	322,362
JSR Corp.	24,682	324,775
JTEKT Corp.	27,918	314,763
JX Holdings, Inc.	269,495	1,047,216
Kajima Corp.	113,261	782,248
Kakaku.com, Inc. (x)	19,716	388,662
Kamigumi Co., Ltd.	28,829	264,897
Kaneka Corp.	37,343	247,359
Kansai Electric Power Co., Inc. (x)*	90,509	877,586
Kansai Paint Co., Ltd.	26,288	529,547
Kao Corp. (x)	64,018	3,694,412
Kawasaki Heavy Industries Ltd.	166,445	465,743
KDDI Corp.	234,659	7,143,330
Keihan Holdings Co., Ltd.	64,000	442,146
Keikyu Corp.	60,414	605,131
Keio Corp.	73,997	695,364
Keisei Electric Railway Co., Ltd.	36,810	472,111
Keyence Corp.	5,718	3,856,520
Kikkoman Corp.	18,236	667,326
Kintetsu Group Holdings Co., Ltd.	234,929	1,002,574
Kirin Holdings Co., Ltd. (x)	101,182	1,700,668
Kobe Steel Ltd.	407,450	331,736
Koito Manufacturing Co., Ltd.	14,284	653,726
Komatsu Ltd.	114,316	1,985,889
Konami Corp.	12,812	485,124
Konica Minolta, Inc.	52,864	383,365
Kose Corp.	3,409	286,081
Kubota Corp. (x)	130,064	1,741,997
Kuraray Co., Ltd. (x)	45,184	537,364
Kurita Water Industries Ltd.	13,786	306,727
Kyocera Corp.	40,188	1,905,413
Kyowa Hakko Kirin Co., Ltd.	31,332	532,140
Kyushu Electric Power Co., Inc.*	50,012	498,417
Kyushu Financial Group, Inc.	28,146	139,566
Lawson, Inc.	8,325	659,993
Lixil Group Corp.	31,977	525,713
M3, Inc. (x)	23,197	$803,386
Mabuchi Motor Co., Ltd.	6,722	282,211
Makita Corp.	14,451	952,883
Marubeni Corp.	195,938	879,571
Marui Group Co., Ltd.	27,914	374,574
Maruichi Steel Tube Ltd.	6,938	241,959
Mazda Motor Corp.	70,564	945,111
McDonald’s Holdings Co. Japan Ltd.	9,260	251,286
Medipal Holdings Corp.	22,278	365,557
Meiji Holdings Co., Ltd.	14,490	1,471,170
Minebea Co., Ltd.	42,670	287,192
Miraca Holdings, Inc.	7,200	310,274
Mitsubishi Chemical Holdings Corp.	171,000	779,912
Mitsubishi Corp.	183,031	3,200,253
Mitsubishi Electric Corp.	243,607	2,888,491
Mitsubishi Estate Co., Ltd.	158,222	2,892,941
Mitsubishi Gas Chemical Co., Inc.	49,717	257,885
Mitsubishi Heavy Industries Ltd.	401,290	1,601,888
Mitsubishi Logistics Corp.	16,470	229,593
Mitsubishi Materials Corp.	144,181	343,426
Mitsubishi Motors Corp.	84,743	385,019
Mitsubishi Tanabe Pharma Corp.	28,757	515,802
Mitsubishi UFJ Financial Group, Inc.	1,605,472	7,156,119
Mitsubishi UFJ Lease & Finance Co., Ltd.	64,956	248,147
Mitsui & Co., Ltd.	215,502	2,551,682
Mitsui Chemicals, Inc.	104,712	381,892
Mitsui Fudosan Co., Ltd.	108,110	2,467,930
Mitsui O.S.K. Lines Ltd.	152,334	322,937
Mixi, Inc.	5,734	234,822
Mizuho Financial Group, Inc.	2,975,462	4,259,907
MS&AD Insurance Group Holdings, Inc.	63,652	1,639,319
Murata Manufacturing Co., Ltd.	23,756	2,664,910
Nabtesco Corp.	15,793	377,112
Nagoya Railroad Co., Ltd.	113,715	637,949
NEC Corp.	325,737	755,711
Nexon Co., Ltd.	21,747	319,474
NGK Insulators Ltd.	32,289	648,298
NGK Spark Plug Co., Ltd.	23,640	355,699
NH Foods Ltd.	19,496	473,669
NHK Spring Co., Ltd.	22,170	178,903
Nidec Corp.	29,446	2,222,586
Nikon Corp. (x)	44,960	607,555
Nintendo Co., Ltd.	14,359	2,048,816
Nippon Building Fund, Inc. (REIT)	183	1,124,835
Nippon Electric Glass Co., Ltd.	52,978	220,990
Nippon Express Co., Ltd.	97,461	444,240
Nippon Paint Holdings Co., Ltd.	19,761	485,370
Nippon Prologis REIT, Inc. (REIT)	184	446,859
Nippon Steel & Sumitomo Metal Corp.	99,320	1,897,890
Nippon Telegraph & Telephone Corp.	87,100	4,088,779
Nippon Yusen KK	216,823	380,149
Nissan Motor Co., Ltd.	311,166	2,803,915

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Nisshin Seifun Group, Inc.	27,087	$432,977
Nissin Foods Holdings Co., Ltd.	8,001	435,619
Nitori Holdings Co., Ltd.	10,050	1,205,818
Nitto Denko Corp.	21,242	1,339,500
NOK Corp.	12,936	218,635
Nomura Holdings, Inc.	460,009	1,648,417
Nomura Real Estate Holdings, Inc.	16,725	291,001
Nomura Real Estate Master Fund, Inc. (REIT)	416	657,595
Nomura Research Institute Ltd.	16,112	586,807
NSK Ltd.	56,738	419,654
NTT Data Corp.	16,014	754,636
NTT DoCoMo, Inc.	180,073	4,845,387
NTT Urban Development Corp.	16,110	171,508
Obayashi Corp.	84,848	898,314
Obic Co., Ltd.	8,070	441,180
Odakyu Electric Railway Co., Ltd.	73,601	858,995
Oji Holdings Corp.	106,744	409,366
Olympus Corp.	35,896	1,335,471
Omron Corp. (x)	23,538	762,675
Ono Pharmaceutical Co., Ltd.	51,161	2,209,241
Oracle Corp. Japan	5,160	274,632
Oriental Land Co., Ltd. (x)	26,871	1,732,950
Orix Corp.	168,554	2,152,343
Osaka Gas Co., Ltd.	237,484	909,386
Otsuka Corp.	6,819	316,836
Otsuka Holdings Co., Ltd. (x)	48,272	2,224,431
Panasonic Corp.	279,751	2,420,560
Park24 Co., Ltd.	13,400	458,937
Pola Orbis Holdings, Inc.	2,638	245,666
Rakuten, Inc.	119,089	1,284,447
Recruit Holdings Co., Ltd.	32,731	1,190,329
Resona Holdings, Inc.	268,282	977,278
Ricoh Co., Ltd. (x)	84,783	732,641
Rinnai Corp.	4,571	402,227
Rohm Co., Ltd.	10,286	403,311
Ryohin Keikaku Co., Ltd.	2,868	695,831
Sankyo Co., Ltd.	6,702	249,863
Santen Pharmaceutical Co., Ltd.	44,445	693,119
SBI Holdings, Inc.	23,267	230,053
Secom Co., Ltd.	25,861	1,908,844
Sega Sammy Holdings, Inc.	24,325	261,156
Seibu Holdings, Inc.	22,152	374,019
Seiko Epson Corp.	37,000	591,272
Sekisui Chemical Co., Ltd.	48,040	588,855
Sekisui House Ltd.	76,521	1,331,583
Seven & i Holdings Co., Ltd.	94,826	3,958,919
Seven Bank Ltd.	71,806	221,705
Shikoku Electric Power Co., Inc. (x)	23,957	282,096
Shimadzu Corp.	32,753	487,464
Shimamura Co., Ltd.	2,821	416,422
Shimano, Inc.	9,144	1,385,816
Shimizu Corp.	68,640	638,983
Shin-Etsu Chemical Co., Ltd.	47,712	2,783,128
Shinsei Bank Ltd.	192,599	277,971
Shionogi & Co., Ltd.	37,743	2,052,658
Shiseido Co., Ltd.	46,671	1,203,352
Shizuoka Bank Ltd.	65,461	459,977
Showa Shell Sekiyu KK (x)	23,725	220,445
SMC Corp.	6,971	1,700,445
SoftBank Group Corp.	120,981	$6,844,494
Sohgo Security Services Co., Ltd.	8,600	422,675
Sompo Japan Nipponkoa Holdings, Inc.	43,568	1,154,093
Sony Corp.	158,884	4,649,917
Sony Financial Holdings, Inc.	22,759	255,458
Stanley Electric Co., Ltd.	18,916	401,705
Start Today Co., Ltd.	6,960	369,829
Sumitomo Chemical Co., Ltd.	193,991	795,532
Sumitomo Corp.	145,864	1,459,822
Sumitomo Dainippon Pharma Co., Ltd.	20,912	361,001
Sumitomo Electric Industries Ltd.	95,829	1,261,362
Sumitomo Heavy Industries Ltd.	73,182	319,396
Sumitomo Metal Mining Co., Ltd.	64,880	654,864
Sumitomo Mitsui Financial Group, Inc.	165,198	4,736,271
Sumitomo Mitsui Trust Holdings, Inc.	407,340	1,318,272
Sumitomo Realty & Development Co., Ltd.	45,334	1,223,370
Sumitomo Rubber Industries Ltd. (x)	22,164	295,159
Sundrug Co., Ltd.	4,343	403,800
Suntory Beverage & Food Ltd. (x)	16,822	756,995
Suruga Bank Ltd.	22,194	501,165
Suzuken Co., Ltd.	9,692	304,686
Suzuki Motor Corp.	46,871	1,264,957
Sysmex Corp.	19,120	1,306,955
T&D Holdings, Inc.	73,123	617,373
Taiheiyo Cement Corp.	152,704	359,899
Taisei Corp.	126,438	1,031,052
Taisho Pharmaceutical Holdings Co., Ltd.	4,289	449,462
Taiyo Nippon Sanso Corp.	21,222	193,990
Takashimaya Co., Ltd.	37,556	268,131
Takeda Pharmaceutical Co., Ltd.	88,857	3,835,427
TDK Corp.	15,700	874,815
Teijin Ltd.	107,281	353,351
Terumo Corp.	42,648	1,808,330
THK Co., Ltd.	16,192	274,744
Tobu Railway Co., Ltd.	127,957	700,176
Toho Co., Ltd.	15,154	417,417
Toho Gas Co., Ltd.	54,076	439,958
Tohoku Electric Power Co., Inc.	57,241	717,835
Tokio Marine Holdings, Inc.	86,643	2,866,089
Tokyo Electric Power Co., Inc.*	184,756	779,098
Tokyo Electron Ltd.	19,660	1,652,895
Tokyo Gas Co., Ltd.	244,438	1,003,470
Tokyo Tatemono Co., Ltd.	27,656	330,363
Tokyu Corp.	137,110	1,198,990
Tokyu Fudosan Holdings Corp.	57,967	359,557
TonenGeneral Sekiyu KK (x)	31,769	288,480
Toppan Printing Co., Ltd.	67,680	580,202
Toray Industries, Inc.	188,206	1,599,537
Toshiba Corp.	505,257	1,380,505
Toto Ltd. (x)	16,646	659,583

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Toyo Seikan Group Holdings Ltd.	21,996	$418,186
Toyo Suisan Kaisha Ltd.	11,257	454,789
Toyoda Gosei Co., Ltd.	6,858	121,895
Toyota Industries Corp.	20,683	817,992
Toyota Motor Corp.	332,402	16,619,043
Toyota Tsusho Corp.	27,886	598,206
Trend Micro, Inc.	14,318	509,946
Tsuruha Holdings, Inc.	4,227	507,701
Unicharm Corp.	48,525	1,080,909
United Urban Investment Corp. (REIT)	343	616,100
USS Co., Ltd.	28,580	468,756
West Japan Railway Co.	21,219	1,341,183
Yahoo! Japan Corp.	173,992	766,238
Yakult Honsha Co., Ltd. (x)	10,810	556,459
Yamada Denki Co., Ltd.	72,507	381,017
Yamaguchi Financial Group, Inc.	28,202	265,514
Yamaha Corp.	20,221	543,465
Yamaha Motor Co., Ltd. (x)	35,968	544,675
Yamato Holdings Co., Ltd.	44,364	1,016,100
Yamazaki Baking Co., Ltd.	15,376	426,415
Yaskawa Electric Corp.	31,830	412,355
Yokogawa Electric Corp.	30,197	339,065
Yokohama Rubber Co., Ltd. (x)	13,137	163,776

		342,382,801

Jordan (0.0%)
Hikma Pharmaceuticals plc	16,950	558,951

Luxembourg (0.2%)
ArcelorMittal S.A.*	229,752	1,057,800
Millicom International Cellular S.A. (SDR)	8,160	499,054
RTL Group S.A.	4,934	402,420
SES S.A. (FDR)	42,205	911,667
Tenaris S.A.	62,001	896,631

		3,767,572

Macau (0.1%)
MGM China Holdings Ltd. (x)	133,200	173,319
Sands China Ltd. (x)	310,796	1,052,220
Wynn Macau Ltd. (Hong Kong Stock Exchange)	163,700	237,676
Wynn Macau Ltd. (Shanghai-Hong Kong Stock Connect)	3,500	5,082

		1,468,297

Mexico (0.1%)
Fresnillo plc	29,031	641,563

Netherlands (3.8%)
ABN AMRO Group N.V. (CVA)§	25,309	419,752
Aegon N.V.	228,515	911,512
Akzo Nobel N.V.	30,654	1,928,539
Altice N.V., Class A (x)*	47,795	718,734
Altice N.V., Class B*	12,580	189,996
ASML Holding N.V.	45,935	4,553,220
Boskalis Westminster	11,611	400,490
Gemalto N.V.	9,689	593,421
Heineken Holding N.V.	12,978	1,060,141
Heineken N.V.	28,816	2,662,683
ING Groep N.V. (CVA)	487,198	5,063,849
Koninklijke Ahold N.V.	104,625	$2,326,664
Koninklijke DSM N.V.	23,236	1,346,338
Koninklijke KPN N.V.	428,374	1,553,774
Koninklijke Philips N.V.	115,426	2,880,045
Koninklijke Vopak N.V.	9,218	461,712
NN Group N.V.	39,124	1,086,896
NXP Semiconductors N.V.*	36,750	2,878,995
OCI N.V.*	11,877	162,148
QIAGEN N.V.*	28,936	626,744
Randstad Holding N.V.	14,489	583,571
Royal Dutch Shell plc, Class A	527,223	14,394,985
Royal Dutch Shell plc, Class B	469,108	12,900,124
Wolters Kluwer N.V.	38,066	1,555,585

		61,259,918

New Zealand (0.2%)
Auckland International Airport Ltd.	119,816	556,929
Contact Energy Ltd.	100,705	373,191
Fletcher Building Ltd.	87,224	536,265
Meridian Energy Ltd.	134,829	254,572
Mighty River Power Ltd.	98,081	211,326
Ryman Healthcare Ltd.	47,486	316,405
Spark New Zealand Ltd.	232,602	589,510

		2,838,198

Norway (0.6%)
DNB ASA	122,804	1,484,719
Gjensidige Forsikring ASA	25,704	426,721
Marine Harvest ASA*	47,362	796,663
Norsk Hydro ASA	160,073	585,033
Orkla ASA	99,070	877,542
Schibsted ASA	9,951	284,835
Schibsted ASA, Class A	9,931	296,339
Statoil ASA	141,591	2,451,705
Telenor ASA	92,158	1,522,199
Yara International ASA	22,176	704,035

		9,429,791

Portugal (0.1%)
Banco Espirito Santo S.A. (Registered) (b)*†	106,365	1
EDP – Energias de Portugal S.A.	296,920	911,887
Galp Energia SGPS S.A.	55,753	774,271
Jeronimo Martins SGPS S.A.	31,676	499,046

		2,185,205

Singapore (1.2%)
Ascendas Real Estate Investment Trust (REIT) (x)	268,922	496,808
CapitaLand Commercial Trust (REIT)	277,500	305,235
CapitaLand Ltd.	335,907	771,640
CapitaLand Mall Trust (REIT)	332,582	528,094
City Developments Ltd.	54,669	333,090
ComfortDelGro Corp., Ltd.	258,950	530,743
DBS Group Holdings Ltd.	219,270	2,583,457
Genting Singapore plc (x)	713,072	389,163
Global Logistic Properties Ltd. (x)	269,700	363,989
Golden Agri-Resources Ltd.	927,095	243,076
Hutchison Port Holdings Trust (BATS Exchange)	95,400	41,118

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Hutchison Port Holdings Trust (Singapore Stock Exchange)	503,900	$231,477
Jardine Cycle & Carriage Ltd. (x)	11,260	308,948
Keppel Corp., Ltd.	181,225	744,230
Oversea-Chinese Banking Corp., Ltd. (x)	392,225	2,556,235
Sembcorp Industries Ltd.	132,109	278,247
Sembcorp Marine Ltd.	114,768	133,977
Singapore Airlines Ltd. (x)	64,148	508,769
Singapore Exchange Ltd.	107,362	611,608
Singapore Press Holdings Ltd. (x)	177,697	524,645
Singapore Technologies Engineering Ltd. (x)	193,679	457,208
Singapore Telecommunications Ltd.	1,008,745	3,119,475
StarHub Ltd.	77,552	218,438
Suntec Real Estate Investment Trust (REIT) (x)	326,600	431,805
United Overseas Bank Ltd.	159,829	2,207,043
UOL Group Ltd.	62,249	253,930
Wilmar International Ltd.	225,474	549,316

		19,721,764

South Africa (0.1%)
Investec plc	73,285	461,934
Mediclinic International plc	44,466	651,036
Mondi plc	45,912	855,646

		1,968,616

Spain (2.7%)
Abertis Infraestructuras S.A.	69,796	1,025,792
ACS Actividades de Construccion y Servicios S.A.	24,649	675,413
Aena S.A.§	8,684	1,143,497
Amadeus IT Holding S.A., Class A	56,326	2,467,558
Banco Bilbao Vizcaya Argentaria S.A.	819,007	4,693,394
Banco de Sabadell S.A.	692,484	925,256
Banco Popular Espanol S.A.	461,179	600,896
Banco Santander S.A.	1,817,340	7,075,652
Bankia S.A.	591,500	432,345
Bankinter S.A.	86,521	556,492
CaixaBank S.A. .	341,533	751,797
Distribuidora Internacional de Alimentacion S.A.	73,602	432,331
Enagas S.A.	20,334	618,620
Endesa S.A.	42,311	850,979
Ferrovial S.A.	59,216	1,150,561
Gas Natural SDG S.A.	42,246	837,782
Grifols S.A.	37,157	839,091
Iberdrola S.A.	689,665	4,658,399
Industria de Diseno Textil S.A.	137,339	4,579,908
Mapfre S.A.	151,166	334,281
Red Electrica Corporacion S.A.	11,270	1,004,771
Repsol S.A.	137,789	1,748,000
Telefonica S.A.	554,721	5,302,333
Zardoya Otis S.A.	22,109	207,184

		42,912,332

Sweden (2.5%)
Alfa Laval AB	38,590	$605,727
Assa Abloy AB, Class B	124,461	2,551,067
Atlas Copco AB, Class A	84,683	2,192,737
Atlas Copco AB, Class B	48,401	1,142,717
Boliden AB	32,890	638,942
Electrolux AB	29,208	793,292
Getinge AB, Class B	23,609	484,876
Hennes & Mauritz AB, Class B	119,537	3,503,119
Hexagon AB, Class B	32,510	1,183,363
Husqvarna AB, Class B	54,059	401,031
ICA Gruppen AB	10,006	334,342
Industrivarden AB, Class C	22,434	362,588
Investor AB, Class B	57,665	1,929,066
Kinnevik AB, Class B	31,673	752,816
Lundin Petroleum AB*	23,157	418,659
Nordea Bank AB	380,720	3,215,815
Sandvik AB (x)	136,603	1,361,538
Securitas AB, Class B	41,339	635,352
Skandinaviska Enskilda Banken AB, Class A	179,929	1,563,693
Skanska AB, Class B	41,307	861,463
SKF AB, Class B	50,248	802,338
Svenska Cellulosa AB S.C.A., Class B	76,404	2,436,432
Svenska Handelsbanken AB, Class A	186,981	2,261,788
Swedbank AB, Class A	112,750	2,358,457
Swedish Match AB	23,487	816,215
Tele2 AB, Class B	41,308	361,348
Telefonaktiebolaget LM Ericsson, Class B	383,092	2,928,212
Telia Co. AB	324,873	1,532,587
Volvo AB, Class B	194,415	1,919,874

		40,349,454

Switzerland (8.8%)
ABB Ltd. (Registered)*	243,147	4,789,149
Actelion Ltd. (Registered)*	13,088	2,196,121
Adecco Group AG (Registered)*	20,600	1,037,741
Aryzta AG*	11,708	430,226
Baloise Holding AG (Registered)	6,490	723,773
Barry Callebaut AG (Registered)*	286	351,258
Chocoladefabriken Lindt & Spruengli AG	125	743,534
Chocoladefabriken Lindt & Spruengli AG (Registered)	14	999,103
Cie Financiere Richemont S.A. (Registered)	65,722	3,855,583
Coca-Cola HBC AG*	20,109	405,580
Credit Suisse Group AG (Registered)*	231,826	2,470,424
Dufry AG (Registered)*	5,620	674,518
EMS-Chemie Holding AG (Registered)	1,069	552,810
Galenica AG (Registered)	464	625,048
Geberit AG (Registered)	4,864	1,837,400
Givaudan S.A. (Registered)	1,173	2,357,068
Glencore plc*	1,530,038	3,126,080

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Julius Baer Group Ltd.*	28,145	$1,131,049
Kuehne + Nagel International AG (Registered)	6,573	918,963
LafargeHolcim Ltd. (Registered)*	56,698	2,368,366
Lonza Group AG (Registered)*	6,810	1,128,509
Nestle S.A. (Registered)	398,115	30,708,873
Novartis AG (Registered)	284,560	23,408,980
Pargesa Holding S.A.	4,094	271,025
Partners Group Holding AG	2,082	892,752
Roche Holding AG	88,046	23,246,836
Schindler Holding AG	5,334	966,562
Schindler Holding AG (Registered)	2,756	501,635
SGS S.A. (Registered)	704	1,614,255
Sika AG	269	1,125,269
Sonova Holding AG (Registered)	6,554	870,782
STMicroelectronics N.V. (x)	73,884	435,390
Swatch Group AG (x)	3,804	1,105,829
Swatch Group AG (Registered)	6,696	384,085
Swiss Life Holding AG (Registered)*	3,934	908,805
Swiss Prime Site AG (Registered)*	8,137	735,927
Swiss Reinsurance AG	40,977	3,582,465
Swisscom AG (Registered)	3,317	1,647,733
Syngenta AG (Registered)	11,704	4,498,741
UBS Group AG (Registered)	460,425	5,957,257
Wolseley plc	31,908	1,653,638
Zurich Insurance Group AG*	18,924	4,682,199

		141,921,341

United Kingdom (15.7%)
3i Group plc	123,495	919,142
Aberdeen Asset Management plc	106,349	410,983
Admiral Group plc	27,627	754,062
Aggreko plc	33,946	583,019
Anglo American plc	175,779	1,706,984
ARM Holdings plc	174,892	2,648,908
Ashtead Group plc	62,060	890,631
Associated British Foods plc	44,301	1,606,271
AstraZeneca plc	159,140	9,473,448
Auto Trader Group plc§	107,053	506,201
Aviva plc	509,290	2,737,073
Babcock International Group plc	32,809	397,157
BAE Systems plc	396,095	2,777,381
Barclays plc	2,115,187	4,026,939
Barratt Developments plc	127,831	700,038
Berkeley Group Holdings plc	16,726	569,387
BP plc	2,312,258	13,502,049
British American Tobacco plc	232,311	15,116,589
British Land Co. plc (REIT)	122,269	1,012,530
BT Group plc	1,066,107	5,886,882
Bunzl plc	43,114	1,333,537
Burberry Group plc	56,125	877,338
Capita plc	83,077	1,067,058
Centrica plc	661,838	1,998,152
CNH Industrial N.V.	129,026	938,069
Cobham plc	206,086	432,355
Coca-Cola European Partners plc	27,219	975,361
Compass Group plc	207,025	3,946,228
Croda International plc	15,729	659,270
Diageo plc	316,734	$8,862,602
Direct Line Insurance Group plc	165,885	767,129
Dixons Carphone plc	117,494	510,072
easyJet plc	21,614	313,966
Fiat Chrysler Automobiles N.V.	109,979	678,905
G4S plc	202,330	500,852
GKN plc	218,027	784,773
GlaxoSmithKline plc	608,136	13,073,888
Hammerson plc (REIT)	94,298	688,897
Hargreaves Lansdown plc	33,352	555,004
HSBC Holdings plc	2,469,492	15,427,054
ICAP plc	75,359	423,598
IMI plc	35,582	459,791
Imperial Brands plc	120,705	6,552,454
Inmarsat plc	59,259	636,056
InterContinental Hotels Group plc	22,736	844,844
International Consolidated Airlines Group S.A.	88,523	441,108
Intertek Group plc	19,968	932,444
Intu Properties plc (REIT) (x)	120,551	471,621
ITV plc	431,485	1,042,309
J Sainsbury plc	177,067	549,124
Johnson Matthey plc	23,702	897,232
Kingfisher plc	268,996	1,161,126
Land Securities Group plc (REIT)	101,626	1,438,287
Legal & General Group plc	741,464	1,921,844
Lloyds Banking Group plc	7,941,530	5,839,650
London Stock Exchange Group plc	39,186	1,327,389
Marks & Spencer Group plc	210,013	892,936
Meggitt plc	103,518	561,548
Merlin Entertainments plc§	92,342	548,461
National Grid plc	471,421	6,932,483
Next plc	18,149	1,214,194
Old Mutual plc	623,352	1,680,250
Pearson plc	105,398	1,374,619
Persimmon plc	39,515	771,106
Petrofac Ltd.	33,476	347,914
Provident Financial plc	18,194	562,376
Prudential plc	323,809	5,516,348
Randgold Resources Ltd.	11,457	1,286,396
Reckitt Benckiser Group plc	79,176	7,965,551
RELX N.V.	124,516	2,172,988
RELX plc	138,415	2,550,389
Rio Tinto Ltd.	53,128	1,829,567
Rio Tinto plc	156,076	4,824,330
Rolls-Royce Holdings plc*	234,128	2,223,226
Rolls-Royce Holdings plc (b)*†	16,824,231	22,397
Royal Bank of Scotland Group plc*	418,321	985,198
Royal Mail plc	110,819	751,270
RSA Insurance Group plc	124,009	828,163
SABMiller plc	122,367	7,133,612
Sage Group plc	137,235	1,193,437
Schroders plc	16,407	518,075
Segro plc (REIT)	95,523	536,252
Severn Trent plc	30,348	991,378
Sky plc	127,326	1,445,187
Smith & Nephew plc	110,611	1,875,898
Smiths Group plc	47,087	725,269
SSE plc	123,421	2,580,722
St. James’s Place plc	61,641	660,249
Standard Chartered plc	408,953	3,110,679
Standard Life plc	251,159	987,079

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Tate & Lyle plc	61,083	$544,653
Taylor Wimpey plc	417,776	746,435
Tesco plc*	1,013,575	2,371,268
Travis Perkins plc	33,020	660,581
Unilever N.V. (CVA)	203,402	9,482,410
Unilever plc	161,592	7,751,098
United Utilities Group plc	86,209	1,200,435
Vodafone Group plc	3,298,660	10,041,754
Weir Group plc	28,612	552,483
Whitbread plc	23,476	1,097,264
William Hill plc	116,422	403,248
Wm Morrison Supermarkets plc (x)	274,649	688,927
Worldpay Group plc*§	151,831	552,650
WPP plc	162,893	3,382,101

		252,629,915

United States (0.5%)
Ball Corp.	3,000	216,889
Carnival plc	23,854	1,059,037
Shire plc	112,222	6,910,573

		8,186,499

Total Common Stocks (91.6%) (Cost $1,489,903,957)		1,471,898,604

	Number of Rights	Value (Note 1)
RIGHTS:
Hong Kong (0.0%)
Noble Group Ltd., expiring 7/20/16*	632,830	43,501

Spain (0.0%)
ACS Actividades de Construccion y Servicios S.A., expiring 7/11/16*	24,460	17,182
Repsol S.A., expiring 7/1/16*	97,481	31,697

		48,879

Total Rights (0.0%) (Cost $225,206)		92,380

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (5.8%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	92,765,085	92,765,085

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.8%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $4,100,051, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $4,182,001. (xx)	$4,100,000	4,100,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $2,700,031, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $2,754,004. (xx)	$2,700,000	$2,700,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $6,000,060, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $6,120,028. (xx)	6,000,000	6,000,000
HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $1,500,016, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $1,530,031. (xx)	1,500,000	1,500,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $5,653,998, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $5,767,012. (xx)	5,653,932	5,653,932
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $3,000,040, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $3,060,041. (xx)	3,000,000	3,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $7,000,078, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $7,140,000. (xx)	7,000,000	7,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $1,000,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $1,020,002. (xx)	$1,000,000	$1,000,000
RBS Securities, Inc., 0.400%, dated 6/30/16, due 7/5/16, repurchase price $5,000,278, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-6.125%, maturing 2/28/17-5/15/44; total market value $5,100,097. (xx)	5,000,000	5,000,000
Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $2,000,093, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 12/8/16-2/15/37; total market value $2,040,001. (xx)	2,000,000	2,000,000
Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $4,000,187, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.250%, maturing 6/30/17-5/15/44; total market value $4,080,000. (xx)	4,000,000	4,000,000
Societe Generale S.A., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $4,000,044, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 10/31/16-2/15/46; total market value $4,080,000. (xx)	4,000,000	4,000,000

Total Repurchase Agreements		45,953,932

Total Short-Term Investments (8.6%) (Cost $138,719,017)		138,719,017

Total Investments (100.2%) (Cost $1,628,848,180)		1,610,710,001
Other Assets Less Liabilities (-0.2%)		(3,418,218)

Net Assets (100%)		$1,607,291,783

*	Non-income producing.
†	Securities (totaling $350,538 or 0.0% of net assets) held at fair value by management.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2016, the market value of these securities amounted to $5,054,312 or 0.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $ 47,100,684. This was secured by collateral of $45,953,932 which was received as cash and subsequently invested in short-term investments currently valued at $45,953,932, as reported in the Portfolio of Investments, and $3,828,546 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 7/28/16 - 5/15/45.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Depositary Receipt

Sector Weightings as of June 30, 2016	Market Value	% of Net Assets
Financials	$330,084,483	20.5%
Industrials	196,364,366	12.2
Consumer Staples	195,713,462	12.2
Health Care	181,870,911	11.3
Consumer Discretionary	176,046,848	11.0
Materials	100,740,184	6.3
Investment Companies	92,765,085	5.8
Information Technology	78,789,473	4.9
Telecommunication Services	78,535,885	4.9
Energy	76,358,738	4.7
Utilities	57,486,634	3.6
Repurchase Agreements	45,953,932	2.8
Cash and Other	(3,418,218)	(0.2)

		100.0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)
AXA S.A.	$7,086,531	$5,175	$463,571	$4,845,111	$266,270	$(21,638)

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
E-Mini MSCI EAFE Index	51	September-16	$4,087,317	$4,118,760	$31,443

Sales
EURO Stoxx 50 Index	2,695	September-16	$82,409,664	$85,386,661	$(2,976,997)
FTSE 100 Index	625	September-16	50,390,409	53,437,205	(3,046,796)
SPI 200 Index	216	September-16	20,210,790	20,845,407	(634,617)
TOPIX Index	431	September-16	50,634,092	51,983,780	(1,349,688)

					$(8,008,098)

					$(7,976,655)

At June 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/16/16	HSBC Bank plc	1,959	$1,456,727	$1,457,422	$(695)
Australian Dollar vs. U.S. Dollar, expiring 9/16/16	HSBC Bank plc	8,848	6,581,228	6,571,818	9,410
British Pound vs. U.S. Dollar, expiring 9/16/16	Credit Suisse	627	834,901	854,268	(19,367)
British Pound vs. U.S. Dollar, expiring 9/16/16	HSBC Bank plc	2,925	3,896,872	4,260,517	(363,645)
British Pound vs. U.S. Dollar, expiring 9/16/16	HSBC Bank plc	12,412	16,535,574	16,604,426	(68,852)
European Union Euro vs. U.S. Dollar, expiring 9/16/16	Credit Suisse	634	705,249	715,305	(10,056)
European Union Euro vs. U.S. Dollar, expiring 9/16/16	HSBC Bank plc	6,360	7,077,351	7,270,564	(193,213)
European Union Euro vs. U.S. Dollar, expiring 9/16/16	HSBC Bank plc	22,193	24,695,696	24,719,820	(24,124)
Japanese Yen vs. U.S. Dollar, expiring 9/16/16	HSBC Bank plc	411,196	3,991,964	3,867,659	124,305
Japanese Yen vs. U.S. Dollar, expiring 9/16/16	HSBC Bank plc	1,349,122	13,097,509	13,181,871	(84,362)

					$(630,599)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/16/16	HSBC Bank plc	40,078	$29,405,630	$29,808,749	$(403,119)
British Pound vs. U.S. Dollar, expiring 9/16/16	Credit Suisse	649	930,507	865,177	65,330
British Pound vs. U.S. Dollar, expiring 9/16/16	HSBC Bank plc	56,502	75,299,954	75,271,304	28,650
European Union Euro vs. U.S. Dollar, expiring 9/16/16	Credit Suisse	727	817,914	808,979	8,935
European Union Euro vs. U.S. Dollar, expiring 9/16/16	HSBC Bank plc	709	801,737	789,226	12,511
European Union Euro vs. U.S. Dollar, expiring 9/16/16	HSBC Bank plc	108,429	120,151,140	120,657,066	(505,926)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Hong Kong Dollar vs. U.S. Dollar, expiring 7/6/16	JPMorgan Chase Bank	1,367	$176,194	$176,206	$(12)
Japanese Yen vs. U.S. Dollar, expiring 9/16/16	HSBC Bank plc	7,501,004	73,171,247	72,821,022	350,225

					$(443,406)

					$(1,074,005)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 1,518,777, CHF 30,577, DKK 1,708, EUR 3,071,813, GBP 1,889,703, HKD 63,435, ILS 135,678, JPY 5,871,763, NOK 23,850, NZD 85,575, SEK 102,508 and SGD 227,975.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$266,709	$175,780,139	$—	$176,046,848
Consumer Staples	—	195,713,462	—	195,713,462
Energy	—	76,327,041	—	76,327,041
Financials	757,698	329,326,784	1	330,084,483
Health Care	280,425	181,590,486	—	181,870,911
Industrials	2,608,083	193,673,203	22,397	196,303,683
Information Technology	5,146,391	73,643,082	—	78,789,473
Materials	216,889	100,523,295	—	100,740,184
Telecommunication Services	—	78,207,745	328,140	78,535,885
Utilities	—	57,486,634	—	57,486,634
Forward Currency Contracts	—	599,366	—	599,366
Futures	31,443	—	—	31,443
Rights
Energy	—	31,697	—	31,697
Industrials	—	60,683	—	60,683
Short-Term Investments
Investment Companies	92,765,085	—	—	92,765,085
Repurchase Agreements	—	45,953,932	—	45,953,932

Total Assets	$102,072,723	$1,508,917,549	$350,538	$1,611,340,810

Liabilities:
Forward Currency Contracts	$—	$(1,673,371)	$—	$(1,673,371)
Futures	(8,008,098)	—	—	(8,008,098)

Total Liabilities	$(8,008,098)	$(1,673,371)	$—	$(9,681,469)

Total	$94,064,625	$1,507,244,178	$350,538	$1,601,659,341

There were no transfers between Levels 1, 2 or 3 during the year ended June 30, 2016.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$599,366
Equity contracts	Receivables, Net assets – Unrealized appreciation	31,443	*

Total		$630,809

	Liability Derivatives
Foreign exchange contracts	Payables	$(1,673,371)
Equity contracts	Payables, Net assets – Unrealized depreciation	(8,008,098	)*

Total		$(9,681,469)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$713,421	$713,421
Equity contracts	(16,506,127)	—	(16,506,127)

Total	$(16,506,127)	$713,421	$(15,792,706)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(1,029,374)	$(1,029,374)
Equity contracts	(12,491,478)	—	(12,491,478)

Total	$(12,491,478)	$(1,029,374)	$(13,520,852)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns and held forward foreign currency contracts as a substitute for investing in conventional securities and hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $71,479,000 and futures contracts with an average notional balance of approximately $171,739,000 during the six months ended June 30, 2016.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2016:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Credit Suisse	$74,265	$(29,423)	$—	$44,842
HSBC Bank plc	525,101	(525,101)	—	—

Total	$599,366	$(554,524)	$—	$44,842

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Credit Suisse	$29,423	$(29,423)	$—	$—
HSBC Bank plc	1,643,936	(525,101)	—	1,118,835
JPMorgan Chase	12	—	—	12

Total	$1,673,371	$(554,524)	$—	$1,118,847

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$4,100,000	$—	$4,100,000	$(4,100,000)	$—
Deutsche Bank AG	2,700,000	—	2,700,000	(2,700,000)	—
HSBC Securities, Inc.	7,500,000	—	7,500,000	(7,500,000)	—
Merrill Lynch PFS, Inc.	5,653,932	—	5,653,932	(5,653,932)	—
Natixis	3,000,000	—	3,000,000	(3,000,000)	—
Nomura Securities Co., Ltd.	7,000,000	—	7,000,000	(7,000,000)	—
RBS Securities, Inc.	6,000,000	—	6,000,000	(6,000,000)	—
Societe Generale S.A.	10,000,000	—	10,000,000	(10,000,000)	—

Total	$45,953,932	$—	$45,953,932	$(45,953,932)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$39,149,787
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$104,252,884

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$256,682,872
Aggregate gross unrealized depreciation	(283,404,338)

Net unrealized depreciation	$(26,721,466)

Federal income tax cost of investments	$1,637,431,467

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $6,076,659)	$4,845,111
Unaffiliated Issuers (Cost $1,576,817,589)	1,559,910,958
Repurchase Agreements (Cost $45,953,932)	45,953,932
Cash	2,352,000
Foreign cash (Cost $16,688,205)	13,023,362
Cash held as collateral at broker	20,835,950
Dividends, interest and other receivables	6,838,245
Receivable for securities sold	5,444,887
Unrealized appreciation on forward foreign currency contracts	599,366
Receivable from Separate Accounts for Trust shares sold	69,978
Security lending income receivable	61,593
Other assets	44,104

Total assets	1,659,979,486

LIABILITIES
Payable on return of securities loaned	45,953,932
Payable for securities purchased	3,089,925
Unrealized depreciation on forward foreign currency contracts	1,673,371
Due to broker for futures variation margin	667,085
Investment management fees payable	592,136
Payable to Separate Accounts for Trust shares redeemed	407,134
Administrative fees payable	181,238
Trustees’ fees payable	2,512
Accrued expenses	120,370

Total liabilities	52,687,703

NET ASSETS	$1,607,291,783

Net assets were comprised of:
Paid in capital	$1,683,487,654
Accumulated undistributed net investment income loss)	23,258,115
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(68,454,562)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(30,999,424)

Net assets	$1,607,291,783

Class K
Net asset value, offering and redemption price per share, $1,607,291,783 / 182,948,444 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.79

(x)	Includes value of securities on loan of $47,100,684.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends ($266,270 of dividend income received from affiliates) (net of $3,160,079 foreign withholding tax)	$33,777,977
Interest	212,331
Securities lending (net)	168,267

Total income	34,158,575

EXPENSES
Investment management fees	3,720,160
Administrative fees	1,125,211
Custodian fees	189,647
Printing and mailing expenses	57,167
Professional fees	43,441
Trustees’ fees	20,695
Miscellaneous	78,566

Gross expenses	5,234,887
Less: Waiver from investment manager	(82,663)

Net expenses	5,152,224

NET INVESTMENT INCOME (LOSS)	29,006,351

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($(21,638) of realized gain (loss) from affiliates)	(10,324,184)
Futures	(16,506,127)
Foreign currency transactions	(25,716,797)

Net realized gain (loss)	(52,547,108)

Change in unrealized appreciation (depreciation) on:
Investments ($(1,783,024) of change in unrealized appreciation (depreciation) from affiliates)	(75,148,112)
Futures	(12,491,478)
Foreign currency translations	28,767,126

Net change in unrealized appreciation (depreciation)	(58,872,464)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(111,419,572)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(82,413,221)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$29,006,351	$32,795,511
Net realized gain (loss) on investments, futures and foreign currency transactions	(52,547,108)	(35,731,979)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(58,872,464)	(25,145,379)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(82,413,221)	(28,081,847)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class K	—	(6,738,879)
Distributions from net realized capital gains
Class K	—	(34,294,638)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(41,033,517)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 213,805 and 4,224,310 shares, respectively ]	1,868,886	40,574,373
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,517,897 shares, respectively ]	—	41,033,517
Capital shares repurchased [ (12,604,391) and (21,553,194) shares, respectively ]	(110,614,626)	(213,006,052)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(108,745,740)	(131,398,162)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(191,158,961)	(200,513,526)
NET ASSETS:
Beginning of period	1,798,450,744	1,998,964,270

End of period (a)	$1,607,291,783	$1,798,450,744

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$23,258,115	$(5,748,236)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,				August 26, 2011* to December 31, 2011
Class K			2015	2014	2013	2012
Net asset value, beginning of period	$9.21		$9.60	$10.71	$9.54	$8.28	$9.31

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	##	0.16	0.19	0.12	0.12	(0.06)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.57)		(0.34)	(0.85)	1.90	1.26	(0.57)

Total from investment operations	(0.42)		(0.18)	(0.66)	2.02	1.38	(0.63)

Less distributions:
Dividends from net investment income	—		(0.03)	(0.14)	(0.30)	(0.12)	(0.40)
Distributions from net realized gains	—		(0.18)	(0.31)	(0.55)	—	—

Total dividends and distributions	—		(0.21)	(0.45)	(0.85)	(0.12)	(0.40)

Net asset value, end of period	$8.79		$9.21	$9.60	$10.71	$9.54	$8.28

Total return (b)	(4.56)%		(1.80)%	(6.26)%	21.46%	16.66%	(6.70)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,607,292		$1,798,451	$1,998,964	$2,340,542	$2,358,480	$2,148,746
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.62%		0.62%	0.64%	0.65%	0.64%	0.63%
Before waivers and reimbursements (a)(f)	0.63%		0.62%	0.64%	0.65%	0.64%	0.63%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.51	%(aa)	1.66%	1.78%	1.15%	1.35%	(1.93)%
Before waivers and reimbursements (a)(f)	3.50	%(aa)	1.66%	1.78%	1.15%	1.35%	(1.93)%
Portfolio turnover rate (z)^	3%		8%	5%	3%	5%	6%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
##	Includes income resulting from special dividend. Without this dividend, the per share income amount would be $0.13.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from special dividend. Without this dividend the ratios would be 3.03% for income after waivers and reimbursements and 3.02% before waivers and reimbursements.

See Notes to Financial Statements.

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Information Technology	18.1%
Financials	14.4
Health Care	13.4
Consumer Discretionary	11.3
Consumer Staples	9.7
Industrials	9.3
Energy	6.7
Utilities	3.4
Telecommunication Services	2.7
Materials	2.6
Repurchase Agreements	1.1
Investment Companies	0.1
Cash and Other	7.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class K
Actual	$1,000.00	$1,035.28	$2.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.95	2.94

*   Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.59%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (11.3%)
Auto Components (0.3%)
BorgWarner, Inc.	39,307	$1,160,343
Delphi Automotive plc	50,400	3,155,040
Goodyear Tire & Rubber Co.	49,608	1,272,941
Johnson Controls, Inc.	119,159	5,273,977

		10,862,301

Automobiles (0.5%)
Ford Motor Co.	717,185	9,015,015
General Motors Co.	258,286	7,309,494
Harley-Davidson, Inc. (x)	33,586	1,521,446

		17,845,955

Distributors (0.1%)
Genuine Parts Co. (x)	27,543	2,788,729
LKQ Corp.*	56,317	1,785,249

		4,573,978

Diversified Consumer Services (0.0%)
H&R Block, Inc.	42,179	970,117

Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	82,053	3,626,743
Chipotle Mexican Grill, Inc.*	5,482	2,207,930
Darden Restaurants, Inc.	20,934	1,325,960
Marriott International, Inc., Class A (x)	35,502	2,359,463
McDonald’s Corp.	162,043	19,500,255
Royal Caribbean Cruises Ltd.	31,177	2,093,535
Starbucks Corp.	271,119	15,486,317
Starwood Hotels & Resorts Worldwide, Inc.	30,732	2,272,631
Wyndham Worldwide Corp.	20,526	1,462,067
Wynn Resorts Ltd. (x)	14,894	1,349,992
Yum! Brands, Inc.	75,088	6,226,297

		57,911,190

Household Durables (0.4%)
D.R. Horton, Inc.	60,800	1,913,984
Garmin Ltd.	20,895	886,366
Harman International Industries, Inc.	12,802	919,440
Leggett & Platt, Inc.	24,719	1,263,388
Lennar Corp., Class A	33,947	1,564,957
Mohawk Industries, Inc.*	11,761	2,231,767
Newell Brands, Inc.	83,576	4,059,286
PulteGroup, Inc.	57,728	1,125,119
Whirlpool Corp.	14,226	2,370,620

		16,334,927

Internet & Catalog Retail (2.0%)
Amazon.com, Inc.*	71,412	51,103,856
Expedia, Inc.	21,712	2,307,986
Netflix, Inc.*	78,763	7,205,239
Priceline Group, Inc.*	9,212	11,500,353
TripAdvisor, Inc.*	20,791	1,336,861

		73,454,295

Leisure Products (0.1%)
Hasbro, Inc.	20,757	1,743,380
Mattel, Inc.	63,214	1,977,966

		3,721,346

Media (2.5%)
CBS Corp. (Non-Voting), Class B	77,146	$4,199,828
Comcast Corp., Class A	446,664	29,118,026
Discovery Communications, Inc., Class A (x)*	28,397	716,456
Discovery Communications, Inc., Class C*	44,441	1,059,918
Interpublic Group of Cos., Inc.	75,604	1,746,452
News Corp., Class A	67,543	766,613
News Corp., Class B	21,182	247,194
Omnicom Group, Inc.	43,777	3,567,388
Scripps Networks Interactive, Inc., Class A	17,085	1,063,883
TEGNA, Inc.	40,188	931,156
Time Warner, Inc.	145,153	10,674,552
Twenty-First Century Fox, Inc., Class A	204,592	5,534,214
Twenty-First Century Fox, Inc., Class B	78,258	2,132,530
Viacom, Inc., Class B	63,648	2,639,483
Walt Disney Co.	275,601	26,959,290

		91,356,983

Multiline Retail (0.6%)
Dollar General Corp.	53,093	4,990,742
Dollar Tree, Inc.*	43,557	4,104,812
Kohl’s Corp.	34,255	1,298,949
Macy’s, Inc.	57,172	1,921,551
Nordstrom, Inc. (x)	23,513	894,670
Target Corp.	108,737	7,592,017

		20,802,741

Specialty Retail (2.4%)
Advance Auto Parts, Inc.	13,508	2,183,298
AutoNation, Inc.*	13,176	619,008
AutoZone, Inc.*	5,544	4,401,049
Bed Bath & Beyond, Inc.	30,367	1,312,462
Best Buy Co., Inc.	52,606	1,609,744
CarMax, Inc. (x)*	36,474	1,788,320
Foot Locker, Inc.	25,560	1,402,222
Gap, Inc. (x)	42,317	897,967
Home Depot, Inc.	229,517	29,307,026
L Brands, Inc.	46,547	3,124,700
Lowe’s Cos., Inc.	163,556	12,948,728
O’Reilly Automotive, Inc.*	17,919	4,857,841
Ross Stores, Inc.	74,009	4,195,570
Signet Jewelers Ltd.	14,673	1,209,202
Staples, Inc.	116,955	1,008,152
Tiffany & Co. (x)	20,465	1,240,998
TJX Cos., Inc.	122,716	9,477,357
Tractor Supply Co.	24,442	2,228,621
Ulta Salon Cosmetics & Fragrance, Inc.*	11,823	2,880,556
Urban Outfitters, Inc.*	15,525	426,937

		87,119,758

Textiles, Apparel & Luxury Goods (0.8%)
Coach, Inc.	51,565	2,100,758
Hanesbrands, Inc.	71,265	1,790,889
Michael Kors Holdings Ltd.*	33,272	1,646,299
NIKE, Inc., Class B	245,731	13,564,351

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

PVH Corp.	15,054	$1,418,538
Ralph Lauren Corp.	10,663	955,618
Under Armour, Inc., Class A (x)*	33,327	1,337,413
Under Armour, Inc., Class C*	33,498	1,219,331
VF Corp.	61,875	3,804,694

		27,837,891

Total Consumer Discretionary		412,791,482

Consumer Staples (9.7%)
Beverages (2.1%)
Brown-Forman Corp., Class B	18,742	1,869,702
Coca-Cola Co.	718,404	32,565,253
Constellation Brands, Inc., Class A	32,291	5,340,932
Dr. Pepper Snapple Group, Inc.	34,137	3,298,658
Molson Coors Brewing Co., Class B	34,090	3,447,522
Monster Beverage Corp.*	26,004	4,179,103
PepsiCo, Inc.	265,784	28,157,157

		78,858,327

Food & Staples Retailing (2.2%)
Costco Wholesale Corp.	80,843	12,695,585
CVS Health Corp.	198,231	18,978,636
Kroger Co.	178,155	6,554,322
Sysco Corp.	96,483	4,895,547
Walgreens Boots Alliance, Inc.	158,825	13,225,358
Wal-Mart Stores, Inc.	281,869	20,582,074
Whole Foods Market, Inc. (x)	60,434	1,935,097

		78,866,619

Food Products (1.7%)
Archer-Daniels-Midland Co.	108,452	4,651,506
Campbell Soup Co.	33,377	2,220,572
ConAgra Foods, Inc.	80,203	3,834,505
General Mills, Inc.	109,122	7,782,581
Hershey Co.	26,305	2,985,355
Hormel Foods Corp.	49,612	1,815,799
J.M. Smucker Co.	21,932	3,342,656
Kellogg Co.	46,176	3,770,270
Kraft Heinz Co.	109,443	9,683,517
McCormick & Co., Inc. (Non-Voting)	21,569	2,300,765
Mead Johnson Nutrition Co.	34,397	3,121,528
Mondelez International, Inc., Class A	287,648	13,090,861
Tyson Foods, Inc., Class A	55,447	3,703,305

		62,303,220

Household Products (1.9%)
Church & Dwight Co., Inc.	23,637	2,432,011
Clorox Co.	23,681	3,277,213
Colgate-Palmolive Co.	164,219	12,020,831
Kimberly-Clark Corp.	66,310	9,116,299
Procter & Gamble Co.	491,237	41,593,037

		68,439,391

Personal Products (0.1%)
Estee Lauder Cos., Inc., Class A	40,746	3,708,701

Tobacco (1.7%)
Altria Group, Inc.	360,000	$24,825,600
Philip Morris International, Inc.	286,316	29,124,063
Reynolds American, Inc.	152,231	8,209,818

		62,159,481

Total Consumer Staples		354,335,739

Energy (6.7%)
Energy Equipment & Services (1.0%)
Baker Hughes, Inc.	80,899	3,650,972
Diamond Offshore Drilling, Inc. (x)	11,803	287,167
FMC Technologies, Inc.*	41,457	1,105,658
Halliburton Co.	157,517	7,133,945
Helmerich & Payne, Inc. (x)	19,632	1,317,896
National Oilwell Varco, Inc. (x)	69,385	2,334,806
Schlumberger Ltd.	255,712	20,221,705
Transocean Ltd. (x)	65,553	779,425

		36,831,574

Oil, Gas & Consumable Fuels (5.7%)
Anadarko Petroleum Corp.	93,403	4,973,710
Apache Corp.	69,534	3,870,958
Cabot Oil & Gas Corp.	85,918	2,211,529
Chesapeake Energy Corp. (x)*	101,870	436,004
Chevron Corp.#	347,673	36,446,561
Cimarex Energy Co.	17,492	2,087,145
Columbia Pipeline Group, Inc.	73,081	1,862,835
Concho Resources, Inc.*	24,040	2,867,251
ConocoPhillips Co.	227,437	9,916,253
Devon Energy Corp.	95,331	3,455,749
EOG Resources, Inc.	101,120	8,435,430
EQT Corp.	31,877	2,468,236
Exxon Mobil Corp.	764,972	71,708,475
Hess Corp.	48,236	2,898,984
Kinder Morgan, Inc.	336,520	6,299,654
Marathon Oil Corp.	153,085	2,297,806
Marathon Petroleum Corp.	97,189	3,689,294
Murphy Oil Corp. (x)	28,392	901,446
Newfield Exploration Co.*	36,880	1,629,358
Noble Energy, Inc.	78,775	2,825,659
Occidental Petroleum Corp.	140,452	10,612,553
ONEOK, Inc.	37,911	1,798,877
Phillips 66	86,245	6,842,678
Pioneer Natural Resources Co.	30,315	4,583,931
Range Resources Corp. (x)	30,647	1,322,112
Southwestern Energy Co. (x)*	74,328	935,046
Spectra Energy Corp.	125,095	4,582,230
Tesoro Corp.	22,007	1,648,765
Valero Energy Corp.	86,420	4,407,420
Williams Cos., Inc.	125,624	2,717,247

		210,733,196

Total Energy		247,564,770

Financials (14.4%)
Banks (4.8%)
Bank of America Corp.	1,896,311	25,164,047
BB&T Corp.	151,521	5,395,663
Citigroup, Inc.	541,482	22,953,422
Citizens Financial Group, Inc.	97,349	1,945,033

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Comerica, Inc.	32,259	$1,326,813
Fifth Third Bancorp	144,978	2,550,163
Huntington Bancshares, Inc./Ohio	147,263	1,316,531
JPMorgan Chase & Co.	674,279	41,899,697
KeyCorp	156,515	1,729,491
M&T Bank Corp. (x)	29,153	3,446,759
People’s United Financial, Inc.	59,178	867,549
PNC Financial Services Group, Inc.‡	92,075	7,493,984
Regions Financial Corp.	235,577	2,004,760
SunTrust Banks, Inc./Georgia	93,408	3,837,201
U.S. Bancorp	299,769	12,089,684
Wells Fargo & Co.	852,574	40,352,327
Zions Bancorp	36,452	916,039

		175,289,163

Capital Markets (1.6%)
Affiliated Managers Group, Inc.*	10,050	1,414,739
Ameriprise Financial, Inc.	30,667	2,755,430
Bank of New York Mellon Corp.	197,920	7,689,192
BlackRock, Inc.‡	23,260	7,967,248
Charles Schwab Corp.	221,027	5,594,193
E*TRADE Financial Corp.*	52,437	1,231,745
Franklin Resources, Inc.	67,764	2,261,285
Goldman Sachs Group, Inc.	71,259	10,587,662
Invesco Ltd.	77,351	1,975,545
Legg Mason, Inc.	18,688	551,109
Morgan Stanley	280,049	7,275,673
Northern Trust Corp.	39,852	2,640,594
State Street Corp.	73,344	3,954,708
T. Rowe Price Group, Inc.	45,886	3,348,301

		59,247,424

Consumer Finance (0.7%)
American Express Co.	150,111	9,120,744
Capital One Financial Corp.	94,441	5,997,948
Discover Financial Services	76,003	4,073,001
Navient Corp.	63,417	757,833
Synchrony Financial*	153,289	3,875,146

		23,824,672

Diversified Financial Services (2.0%)
Berkshire Hathaway, Inc., Class B*	345,651	50,046,808
CME Group, Inc./Illinois	62,287	6,066,754
Intercontinental Exchange, Inc.	21,755	5,568,410
Leucadia National Corp.	60,171	1,042,763
Moody’s Corp.	30,937	2,899,106
Nasdaq, Inc.	21,140	1,367,124
S&P Global, Inc.	48,783	5,232,465

		72,223,430

Insurance (2.4%)
Aflac, Inc.	76,926	5,550,980
Allstate Corp.	69,338	4,850,193
American International Group, Inc.	206,400	10,916,496
Aon plc	49,413	5,397,382
Arthur J. Gallagher & Co.	32,462	1,545,191
Assurant, Inc.	11,680	1,008,101

Chubb Ltd.	85,705	$11,202,501
Cincinnati Financial Corp.	27,176	2,035,211
Hartford Financial Services Group, Inc.	72,351	3,210,937
Lincoln National Corp.	44,316	1,718,131
Loews Corp.	49,987	2,053,966
Marsh & McLennan Cos., Inc.	95,833	6,560,727
MetLife, Inc.	201,773	8,036,619
Principal Financial Group, Inc.	49,260	2,025,079
Progressive Corp.	108,561	3,636,793
Prudential Financial, Inc.	81,792	5,835,041
Torchmark Corp.	20,911	1,292,718
Travelers Cos., Inc.	54,162	6,447,444
Unum Group	44,805	1,424,351
Willis Towers Watson plc	25,699	3,194,643
XL Group plc	53,416	1,779,287

		89,721,791

Real Estate Investment Trusts (REITs) (2.9%)
American Tower Corp. (REIT)	78,046	8,866,806
Apartment Investment & Management Co. (REIT), Class A	28,237	1,246,946
AvalonBay Communities, Inc. (REIT)	25,221	4,549,616
Boston Properties, Inc. (REIT)	28,505	3,759,809
Crown Castle International Corp. (REIT)	61,531	6,241,089
Digital Realty Trust, Inc. (REIT) (x)	26,978	2,940,332
Equinix, Inc. (REIT)	12,868	4,989,310
Equity Residential (REIT)	67,168	4,626,532
Essex Property Trust, Inc. (REIT)	12,014	2,740,273
Extra Space Storage, Inc. (REIT)	22,845	2,114,076
Federal Realty Investment Trust (REIT)	12,915	2,138,078
General Growth Properties, Inc. (REIT)	107,613	3,209,020
HCP, Inc. (REIT)	86,571	3,062,882
Host Hotels & Resorts, Inc. (REIT)	140,349	2,275,057
Iron Mountain, Inc. (REIT)	44,160	1,758,893
Kimco Realty Corp. (REIT)	76,376	2,396,679
Macerich Co. (REIT)	23,086	1,971,314
Prologis, Inc. (REIT)	96,195	4,717,403
Public Storage (REIT)	27,103	6,927,256
Realty Income Corp. (REIT) (x)	46,254	3,208,177
Simon Property Group, Inc. (REIT)	56,974	12,357,661
SL Green Realty Corp. (REIT)	18,506	1,970,334
UDR, Inc. (REIT)	48,220	1,780,282
Ventas, Inc. (REIT)	61,916	4,508,723
Vornado Realty Trust (REIT)	32,693	3,273,223
Welltower, Inc. (REIT)	65,433	4,984,032
Weyerhaeuser Co. (REIT)	137,828	4,103,140

		106,716,943

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	53,412	1,414,350

Total Financials		528,437,773

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares		Value (Note 1)

Health Care (13.4%)
Biotechnology (2.2%)
Alexion Pharmaceuticals, Inc.*	41,404		$4,834,331
Amgen, Inc.	138,317		21,044,932
Biogen, Inc.*	40,263		9,736,399
Celgene Corp.*	143,410		14,144,528
Gilead Sciences, Inc.	245,758		20,501,132
Regeneron Pharmaceuticals, Inc.*	14,438		5,042,183
Vertex Pharmaceuticals, Inc.*	45,166		3,885,179

			79,188,684

Health Care Equipment & Supplies (2.3%)
Abbott Laboratories	270,761		10,643,615
Baxter International, Inc.	100,461		4,542,846
Becton Dickinson and Co.	38,924		6,601,121
Boston Scientific Corp.*	248,426		5,805,716
C.R. Bard, Inc.	13,555		3,187,594
Dentsply Sirona, Inc.	43,981		2,728,581
Edwards Lifesciences Corp.*	39,689		3,958,184
Hologic, Inc.*	45,832		1,585,787
Intuitive Surgical, Inc.*	7,002		4,631,193
Medtronic plc	258,650		22,443,061
St. Jude Medical, Inc.	52,040		4,059,120
Stryker Corp.	57,658		6,909,158
Varian Medical Systems, Inc.*	17,939		1,475,124
Zimmer Biomet Holdings, Inc.	36,795		4,429,382

			83,000,482

Health Care Providers & Services (2.5%)
Aetna, Inc.	64,365		7,860,897
AmerisourceBergen Corp.	34,786		2,759,226
Anthem, Inc.	48,155		6,324,678
Cardinal Health, Inc.	60,373		4,709,698
Centene Corp.*	31,765		2,267,068
Cigna Corp.	47,081		6,025,897
DaVita HealthCare Partners, Inc.*	30,399		2,350,451
Express Scripts Holding Co.*	116,409		8,823,802
HCA Holdings, Inc.*	55,923		4,306,630
Henry Schein, Inc.*	15,140		2,676,752
Humana, Inc.	27,374		4,924,035
Laboratory Corp. of America Holdings*	18,917		2,464,318
McKesson Corp.	41,893		7,819,328
Patterson Cos., Inc.	14,928		714,902
Quest Diagnostics, Inc.	26,158		2,129,523
UnitedHealth Group, Inc.	174,927		24,699,692
Universal Health Services, Inc., Class B	16,389		2,197,765

			93,054,662

Health Care Technology (0.1%)
Cerner Corp.*	55,172		3,233,079

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	60,056		2,664,084
Illumina, Inc.*	26,992		3,789,137
PerkinElmer, Inc.	20,049		1,050,969
Thermo Fisher Scientific, Inc.	72,786		10,754,859
Waters Corp.*	14,727		2,071,353

			20,330,402

Pharmaceuticals (5.8%)
AbbVie, Inc.	298,368		$18,471,963
Allergan plc*	73,005		16,870,725
Bristol-Myers Squibb Co.	307,064		22,584,557
Eli Lilly & Co.	178,946		14,091,998
Endo International plc*	37,836		589,863
Johnson & Johnson	507,065		61,506,985
Mallinckrodt plc*	20,787		1,263,434
Merck & Co., Inc.	510,039		29,383,347
Mylan N.V.*	78,774		3,406,188
Perrigo Co. plc	27,039		2,451,626
Pfizer, Inc.	1,118,926		39,397,384
Shire plc (ADR)	—	@	27
Zoetis, Inc.	83,603		3,967,798

			213,985,895

Total Health Care			492,793,204

Industrials (9.3%)
Aerospace & Defense (2.4%)
Boeing Co.	110,508		14,351,674
General Dynamics Corp.	53,520		7,452,125
Honeywell International, Inc.	141,088		16,411,356
L-3 Communications Holdings, Inc.	14,136		2,073,610
Lockheed Martin Corp.	48,339		11,996,290
Northrop Grumman Corp.	33,278		7,397,034
Raytheon Co.	54,856		7,457,673
Rockwell Collins, Inc.	23,747		2,021,819
Textron, Inc.	49,331		1,803,541
TransDigm Group, Inc.*	9,917		2,615,014
United Technologies Corp.	143,098		14,674,700

			88,254,836

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	26,469		1,965,323
Expeditors International of Washington, Inc.	32,958		1,616,260
FedEx Corp.	46,116		6,999,487
United Parcel Service, Inc., Class B	127,014		13,681,948

			24,263,018

Airlines (0.4%)
Alaska Air Group, Inc.	22,827		1,330,586
American Airlines Group, Inc.	106,584		3,017,393
Delta Air Lines, Inc.	142,749		5,200,346
Southwest Airlines Co.	117,317		4,600,000
United Continental Holdings, Inc.*	61,906		2,540,622

			16,688,947

Building Products (0.1%)
Allegion plc	17,328		1,203,083
Fortune Brands Home & Security, Inc.	28,278		1,639,276
Masco Corp.	60,778		1,880,471

			4,722,830

Commercial Services & Supplies (0.4%)
Cintas Corp.	16,044		1,574,398
Pitney Bowes, Inc.	34,212		608,974

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Republic Services, Inc.	43,092	$2,211,050
Stericycle, Inc.*	15,810	1,646,137
Tyco International plc	77,694	3,309,764
Waste Management, Inc.	76,078	5,041,689

		14,392,012

Construction & Engineering (0.1%)
Fluor Corp.	26,020	1,282,266
Jacobs Engineering Group, Inc.*	22,081	1,099,855
Quanta Services, Inc.*	27,254	630,112

		3,012,233

Electrical Equipment (0.5%)
Acuity Brands, Inc.	8,086	2,005,005
AMETEK, Inc.	43,322	2,002,776
Eaton Corp. plc	84,317	5,036,254
Emerson Electric Co.	118,229	6,166,825
Rockwell Automation, Inc.	24,260	2,785,533

		17,996,393

Industrial Conglomerates (2.4%)
3M Co.	111,929	19,601,006
Danaher Corp.	109,994	11,109,394
General Electric Co.#	1,697,020	53,422,190
Roper Technologies, Inc.	18,654	3,181,626

		87,314,216

Machinery (1.1%)
Caterpillar, Inc.	107,186	8,125,771
Cummins, Inc.	29,486	3,315,406
Deere & Co. (x)	55,014	4,458,335
Dover Corp.	28,502	1,975,759
Flowserve Corp.	23,951	1,081,867
Illinois Tool Works, Inc.	60,037	6,253,454
Ingersoll-Rand plc	46,924	2,988,120
PACCAR, Inc.	64,100	3,324,867
Parker-Hannifin Corp.	25,163	2,718,862
Pentair plc	33,417	1,947,877
Snap-on, Inc.	10,825	1,708,401
Stanley Black & Decker, Inc.	28,000	3,114,160
Xylem, Inc.	32,987	1,472,869

		42,485,748

Professional Services (0.3%)
Dun & Bradstreet Corp.	6,408	780,751
Equifax, Inc.	21,549	2,766,891
Nielsen Holdings plc	66,171	3,438,907
Robert Half International, Inc.	24,037	917,252
Verisk Analytics, Inc.*	28,912	2,344,185

		10,247,986

Road & Rail (0.7%)
CSX Corp.	176,691	4,608,101
J.B. Hunt Transport Services, Inc.	16,706	1,352,017
Kansas City Southern	20,292	1,828,106
Norfolk Southern Corp.	54,735	4,659,590
Ryder System, Inc.	9,305	568,908
Union Pacific Corp.	155,376	13,556,556

		26,573,278

Trading Companies & Distributors (0.2%)
Fastenal Co. (x)	52,750	$2,341,572
United Rentals, Inc.*	16,537	1,109,633
W.W. Grainger, Inc. (x)	10,427	2,369,536

		5,820,741

Total Industrials		341,772,238

Information Technology (18.1%)
Communications Equipment (0.9%)
Cisco Systems, Inc.	928,255	26,631,636
F5 Networks, Inc.*	12,769	1,453,623
Harris Corp.	23,026	1,921,290
Juniper Networks, Inc.	65,413	1,471,138
Motorola Solutions, Inc.	29,002	1,913,262

		33,390,949

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	56,863	3,259,956
Corning, Inc.	201,520	4,127,130
FLIR Systems, Inc.	25,253	781,580
TE Connectivity Ltd.	67,266	3,841,561

		12,010,227

Internet Software & Services (3.8%)
Akamai Technologies, Inc.*	32,952	1,843,005
Alphabet, Inc., Class A*	54,264	38,176,352
Alphabet, Inc., Class C*	54,577	37,772,742
eBay, Inc.*	197,984	4,634,805
Facebook, Inc., Class A*	426,528	48,743,620
VeriSign, Inc. (x)*	17,362	1,501,119
Yahoo!, Inc.*	159,727	5,999,346

		138,670,989

IT Services (3.4%)
Accenture plc, Class A	115,311	13,063,583
Alliance Data Systems Corp.*	11,060	2,166,875
Automatic Data Processing, Inc.	84,070	7,723,511
Cognizant Technology Solutions Corp., Class A*	111,813	6,400,176
CSRA, Inc.	23,733	556,064
Fidelity National Information Services, Inc.	50,525	3,722,682
Fiserv, Inc.*	40,896	4,446,622
Global Payments, Inc.	28,768	2,053,460
International Business Machines Corp.#	162,553	24,672,294
MasterCard, Inc., Class A	179,796	15,832,836
Paychex, Inc.	59,124	3,517,878
PayPal Holdings, Inc.*	204,072	7,450,669
Teradata Corp.*	23,881	598,697
Total System Services, Inc.	31,070	1,650,128
Visa, Inc., Class A	352,214	26,123,712
Western Union Co.	93,423	1,791,853
Xerox Corp.	176,867	1,678,468

		123,449,508

Semiconductors & Semiconductor Equipment (2.6%)
Analog Devices, Inc.	56,340	3,191,098
Applied Materials, Inc.	200,903	4,815,645
Broadcom Ltd.	68,210	10,599,834
First Solar, Inc.*	13,809	669,460

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Intel Corp.	868,749	$28,494,967
KLA-Tencor Corp.	28,765	2,107,036
Lam Research Corp. (x)	29,220	2,456,233
Linear Technology Corp.	43,973	2,046,064
Microchip Technology, Inc. (x)	39,547	2,007,406
Micron Technology, Inc.*	193,803	2,666,729
NVIDIA Corp.	94,082	4,422,795
Qorvo, Inc.*	24,298	1,342,708
QUALCOMM, Inc.	270,930	14,513,720
Skyworks Solutions, Inc.	34,813	2,202,967
Texas Instruments, Inc.	184,809	11,578,284
Xilinx, Inc.	46,457	2,143,061

		95,258,007

Software (3.8%)
Activision Blizzard, Inc.	93,341	3,699,104
Adobe Systems, Inc.*	91,804	8,793,905
Autodesk, Inc.*	41,070	2,223,530
CA, Inc.	53,599	1,759,655
Citrix Systems, Inc.*	28,419	2,276,078
Electronic Arts, Inc.*	56,292	4,264,682
Intuit, Inc.	47,146	5,261,965
Microsoft Corp.	1,450,469	74,220,499
Oracle Corp.	574,227	23,503,111
Red Hat, Inc.*	33,469	2,429,849
salesforce.com, Inc.*	117,516	9,331,945
Symantec Corp.	112,250	2,305,615

		140,069,938

Technology Hardware, Storage & Peripherals (3.3%)
Apple, Inc.#	1,010,728	96,625,597
EMC Corp.	358,421	9,738,299
Hewlett Packard Enterprise Co.	306,579	5,601,198
HP, Inc.	316,156	3,967,758
NetApp, Inc.	54,286	1,334,893
Seagate Technology plc (x)	55,901	1,361,748
Western Digital Corp.	51,955	2,455,393

		121,084,886

Total Information Technology		663,934,504

Materials (2.6%)
Chemicals (1.9%)
Air Products and Chemicals, Inc.	35,738	5,076,225
Albemarle Corp.	20,762	1,646,634
CF Industries Holdings, Inc.	42,896	1,033,794
Dow Chemical Co.	205,764	10,228,528
E.I. du Pont de Nemours & Co.	160,432	10,395,994
Eastman Chemical Co.	27,214	1,847,831
Ecolab, Inc.	48,567	5,760,046
FMC Corp.	23,784	1,101,437
International Flavors & Fragrances, Inc.	14,736	1,857,768
LyondellBasell Industries N.V., Class A	63,342	4,713,912
Monsanto Co.	80,810	8,356,562
Mosaic Co.	65,713	1,720,366
PPG Industries, Inc.	49,062	5,109,807
Praxair, Inc.	52,429	5,892,495
Sherwin-Williams Co.	14,492	4,255,866

		68,997,265

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	11,772	$2,260,224
Vulcan Materials Co.	24,396	2,936,303

		5,196,527

Containers & Packaging (0.3%)
Avery Dennison Corp.	16,315	1,219,546
Ball Corp. (x)	30,318	2,191,688
International Paper Co.	74,897	3,174,135
Owens-Illinois, Inc.*	30,971	557,788
Sealed Air Corp.	35,932	1,651,794
WestRock Co.	46,313	1,800,186

		10,595,137

Metals & Mining (0.3%)
Alcoa, Inc.	241,804	2,241,523
Freeport-McMoRan, Inc. (x)	229,940	2,561,532
Newmont Mining Corp.	97,103	3,798,669
Nucor Corp.	58,372	2,884,161

		11,485,885

Total Materials		96,274,814

Telecommunication Services (2.7%)
Diversified Telecommunication Services (2.7%)
AT&T, Inc.	1,136,150	49,093,042
CenturyLink, Inc.	99,440	2,884,754
Frontier Communications Corp. (x)	214,565	1,059,951
Level 3 Communications, Inc.*	52,948	2,726,293
Verizon Communications, Inc.	752,410	42,014,574

Total Telecommunication Services		97,778,614

Utilities (3.4%)
Electric Utilities (2.1%)
Alliant Energy Corp.	42,009	1,667,757
American Electric Power Co., Inc.	90,272	6,327,165
Duke Energy Corp.	126,680	10,867,877
Edison International	59,690	4,636,122
Entergy Corp.	32,611	2,652,905
Eversource Energy	58,601	3,510,200
Exelon Corp.	169,152	6,150,367
FirstEnergy Corp.	77,489	2,705,141
NextEra Energy, Inc.	84,734	11,049,314
PG&E Corp.	90,800	5,803,936
Pinnacle West Capital Corp. (x)	20,434	1,656,380
PPL Corp.	124,087	4,684,284
Southern Co.	173,181	9,287,697
Xcel Energy, Inc.	94,289	4,222,261

		75,221,406

Gas Utilities (0.0%)
AGL Resources, Inc.	22,016	1,452,396

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	123,959	1,547,008
NRG Energy, Inc.	57,589	863,259

		2,410,267

Multi-Utilities (1.1%)
Ameren Corp.	44,553	2,387,150
CenterPoint Energy, Inc.	79,599	1,910,376

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

CMS Energy Corp.	51,015	$2,339,548
Consolidated Edison, Inc. (x)	56,082	4,511,236
Dominion Resources, Inc.	113,720	8,862,200
DTE Energy Co.	32,996	3,270,563
NiSource, Inc.	58,457	1,550,280
Public Service Enterprise Group, Inc.	92,648	4,318,323
SCANA Corp.	26,480	2,003,477
Sempra Energy	43,343	4,941,969
TECO Energy, Inc.	42,810	1,183,268
WEC Energy Group, Inc.	58,347	3,810,059

		41,088,449

Water Utilities (0.1%)
American Water Works Co., Inc.	33,132	2,799,985

Total Utilities		122,972,503

Total Common Stocks (91.6%) (Cost $2,191,637,287)		3,358,655,641

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	2,840,271	2,840,271

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.1%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $4,400,055, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $4,488,001. (xx)	$4,400,000	4,400,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $2,900,033, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $2,958,005. (xx)	2,900,000	2,900,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $4,000,040, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $4,080,019. (xx)	4,000,000	4,000,000

HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $1,500,016, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $1,530,031. (xx)	$1,500,000	$1,500,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $2,170,434, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $2,213,817. (xx)	2,170,409	2,170,409
Mizuho Securities USA, Inc., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $1,000,013, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.750%, maturing 5/31/17-5/31/23; total market value $1,020,000. (xx)	1,000,000	1,000,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $1,000,013, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $1,020,014. (xx)	1,000,000	1,000,000
Natixis, 0.600%, dated 6/30/16, due 7/1/16, repurchase price $7,000,117, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50; total market value $7,140,119. (xx)	7,000,000	7,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/6/16, repurchase price $5,000,333, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.750%, maturing 10/31/17-8/15/42; total market value $5,100,000. (xx)	5,000,000	5,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $3,000,033, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $3,060,000. (xx)	$3,000,000	$3,000,000
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $3,000,033, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $3,060,007. (xx)	3,000,000	3,000,000
Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $4,000,187, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.250%, maturing 6/30/17-5/15/44; total market value $4,080,000. (xx)	4,000,000	4,000,000
Societe Generale S.A., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $2,000,022, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 10/31/16-2/15/46; total market value $2,040,000. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		40,970,409

Total Short-Term Investments (1.2%) (Cost $43,810,680)		$43,810,680

Total Investments (92.8%) (Cost $2,235,447,967)		3,402,466,321
Other Assets Less Liabilities (7.2%)		264,045,921

Net Assets (100%)		$3,666,512,242

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $9,826,583.
@	Shares are less than 0.5.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $40,101,613. This was secured by collateral of $40,970,409 which was received as cash and subsequently invested in short-term investments currently valued at $40,970,409, as reported in the Portfolio of Investments, and $49,641 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% -2.375%, maturing 7/28/16-2/15/46.

Glossary:

ADR	— American Depositary Receipt

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)
BlackRock, Inc.	$6,018,691	$—	$422,896	$5,649,690	$77,510	$(22,706)
PNC Financial Services Group, Inc.	6,765,199	—	537,885	5,328,929	70,355	(61,477)

	$12,783,890	$—	$960,781	$10,978,619	$147,865	$(84,183)

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	2,959	September-16	$311,097,168	$309,245,090	$(1,852,078)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$412,791,482	$—	$—	$412,791,482
Consumer Staples	354,335,739	—	—	354,335,739
Energy	247,564,770	—	—	247,564,770
Financials	528,437,773	—	—	528,437,773
Health Care	492,793,204	—	—	492,793,204
Industrials	341,772,238	—	—	341,772,238
Information Technology	663,934,504	—	—	663,934,504
Materials	96,274,814	—	—	96,274,814
Telecommunication Services	97,778,614	—	—	97,778,614
Utilities	122,972,503	—	—	122,972,503
Short-Term Investments
Investment Companies	2,840,271	—	—	2,840,271
Repurchase Agreements	—	40,970,409	—	40,970,409

Total Assets	$3,361,495,912	$40,970,409	$—	$3,402,466,321

Liabilities:
Futures	$(1,852,078)	$—	$—	$(1,852,078)

Total Liabilities	$(1,852,078)	$—	$—	$(1,852,078)

Total	$3,359,643,834	$40,970,409	$—	$3,400,614,243

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(1,852,078	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$9,597,079

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$709,499

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $332,169,000 during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$4,400,000	$—	$4,400,000	$(4,400,000)	$—
Deutsche Bank AG	2,900,000	—	2,900,000	(2,900,000)	—
HSBC Securities, Inc.	5,500,000	—	5,500,000	(5,500,000)	—
Merrill Lynch PFS, Inc.	2,170,409	—	2,170,409	(2,170,409)	—
Mizuho Securities USA, Inc.	1,000,000	—	1,000,000	(1,000,000)	—
Natixis	8,000,000	—	8,000,000	(8,000,000)	—
Nomura Securities Co., Ltd.	8,000,000	—	8,000,000	(8,000,000)	—
RBS Securities, Inc.	3,000,000	—	3,000,000	(3,000,000)	—
Societe Generale S.A.	6,000,000	—	6,000,000	(6,000,000)	—

Total	$40,970,409	$—	$40,970,409	$(40,970,409)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$66,695,468
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$330,479,722

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,249,302,257
Aggregate gross unrealized depreciation	(83,379,413)

Net unrealized appreciation	$1,165,922,844

Federal income tax cost of investments	$2,236,543,477

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $8,126,833)	$10,978,619
Unaffiliated Issuers (Cost $2,186,350,725)	3,350,517,293
Repurchase Agreements (Cost $40,970,409)	40,970,409
Cash	287,028,752
Cash held as collateral at broker	12,202,400
Receivable for securities sold	5,746,499
Dividends, interest and other receivables	3,796,168
Due from broker for futures variation margin	3,487,872
Receivable from Separate Accounts for Trust shares sold	169,698
Security lending income receivable	11,270
Other assets	42,070

Total assets	3,714,951,050

LIABILITIES
Payable on return of securities loaned	40,970,409
Payable for securities purchased	4,790,874
Investment management fees payable	1,289,853
Payable to Separate Accounts for Trust shares redeemed	835,177
Administrative fees payable	403,079
Trustees’ fees payable	5,833
Accrued expenses	143,583

Total liabilities	48,438,808

NET ASSETS	$3,666,512,242

Net assets were comprised of:
Paid in capital	$2,415,911,983
Accumulated undistributed net investment income (loss)	29,634,544
Accumulated undistributed net realized gain (loss) on investments and futures	55,799,439
Net unrealized appreciation (depreciation) on investments and futures	1,165,166,276

Net assets	$3,666,512,242

Class K
Net asset value, offering and redemption price per share, $3,666,512,242 / 283,955,033 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.91

(x)	Includes value of securities on loan of $40,101,613.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends ($147,865 of dividend income received from affiliates) (net of $8,850 foreign withholding tax)	$38,290,551
Interest	358,946
Securities lending (net)	24,523

Total income	38,674,020

EXPENSES
Investment management fees	8,017,286
Administrative fees	2,474,886
Printing and mailing expenses	125,820
Professional fees	57,733
Custodian fees	57,693
Trustees’ fees	45,347
Miscellaneous	43,318

Gross expenses	10,822,083
Less: Waiver from investment manager	(181,807)

Net expenses	10,640,276

NET INVESTMENT INCOME (LOSS)	28,033,744

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($(84,183) of realized gain (loss) from affiliates)	50,241,916
Futures	9,597,079

Net realized gain (loss)	59,838,995

Change in unrealized appreciation (depreciation) on:
Investments ($(844,490) of change in unrealized appreciation (depreciation) from affiliates)	32,891,566
Futures	709,499

Net change in unrealized appreciation (depreciation)	33,601,065

NET REALIZED AND UNREALIZED GAIN (LOSS)	93,440,060

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$121,473,804

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$28,033,744	$50,962,300
Net realized gain (loss) on investments and futures	59,838,995	125,147,456
Net change in unrealized appreciation (depreciation) on investments and futures	33,601,065	(149,937,827)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	121,473,804	26,171,929

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class K	—	(50,789,300)
Distributions from net realized capital gains
Class K	—	(207,372,417)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(258,161,717)

CAPITAL SHARES TRANSACTIONS:
Class IA (b)
Capital shares repurchased [ 0 and (129) shares, respectively ]	—	(1,745)

Total Class IA transactions	—	(1,745)

Class K
Capital shares sold [ 1,496,737 and 1,074,113 shares, respectively ]	17,843,894	14,160,247
Capital shares issued in reinvestment of dividends and distributions [ 0 and 20,989,149 shares, respectively ]	—	258,161,717
Capital shares repurchased [ (28,515,769) and (39,829,410) shares, respectively ]	(351,922,467)	(529,899,470)

Total Class K transactions	(334,078,573)	(257,577,506)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(334,078,573)	(257,579,251)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(212,604,769)	(489,569,039)
NET ASSETS:
Beginning of period	3,879,117,011	4,368,686,050

End of period (a)	$3,666,512,242	$3,879,117,011

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$29,634,544	$1,600,800

(b) After the close of business on April 13, 2015, operations for Class IA ceased and shares were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	January 1, 2015 to April 13, 2015‡	Year Ended December 31,
Class IA		2014	2013	2012	2011
Net asset value, beginning of period	$13.29	$13.10	$11.32	$10.26	$11.27

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	0.06	0.03	0.05	0.06
Net realized and unrealized gain (loss) on investments and futures	0.23	1.57	3.43	1.46	(0.64)

Total from investment operations	0.25	1.63	3.46	1.51	(0.58)

Less distributions:
Dividends from net investment income	—	(0.07)	(0.06)	(0.05)	(0.06)
Distributions from net realized gains	—	(1.37)	(1.62)	(0.40)	(0.37)

Total dividends and distributions	—	(1.44)	(1.68)	(0.45)	(0.43)

Net asset value, end of period	$13.54	$13.29	$13.10	$11.32	$10.26

Total return (b)	1.88%	12.53%	30.95%	14.78%	(5.02)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$2	$2	$131	$114
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.89%	0.88%	0.86%	0.87%	0.59%
Before waivers and reimbursements (a)(f)	0.89%	0.88%	0.86%	0.87%	0.62%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.46%	0.47%	0.27%	0.44%	0.50%
Before waivers and reimbursements (a)(f)	0.46%	0.47%	0.27%	0.44%	0.47%
Portfolio turnover rate^	10%	3%	4%	4%	7%

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				August 26, 2011* to December 31, 2011
Class K		2015	2014	2013	2012
Net asset value, beginning of period	$12.47	$13.29	$13.10	$11.32	$10.26	$10.01

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.16	0.10	0.09	0.08	0.02
Net realized and unrealized gain (loss) on investments and futures	0.35	(0.12)	1.57	3.41	1.46	0.29

Total from investment operations	0.44	0.04	1.67	3.50	1.54	0.31

Less distributions:
Dividends from net investment income	—	(0.17)	(0.11)	(0.10)	(0.08)	(0.06)
Distributions from net realized gains	—	(0.69)	(1.37)	(1.62)	(0.40)	—

Total dividends and distributions	—	(0.86)	(1.48)	(1.72)	(0.48)	(0.06)

Net asset value, end of period	$12.91	$12.47	$13.29	$13.10	$11.32	$10.26

Total return (b)	3.53%	0.51%	12.82%	31.27%	15.07%	3.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,666,512	$3,879,117	$4,368,684	$4,622,795	$4,256,062	$4,395,522
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.59%	0.59%	0.61%	0.61%	0.62%	0.61%
Before waivers and reimbursements (a)(f)	0.60%	0.59%	0.61%	0.61%	0.62%	0.61%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.54%	1.23%	0.75%	0.68%	0.68%	0.65%
Before waivers and reimbursements (a)(f)	1.53%	1.23%	0.75%	0.68%	0.68%	0.65%
Portfolio turnover rate (z)^	2%	10%	3%	4%	4%	7%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ATM MID CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Financials	24.0%
Information Technology	14.9
Industrials	11.9
Consumer Discretionary	10.5
Health Care	8.1
Materials	6.3
Utilities	5.4
Consumer Staples	4.1
Repurchase Agreements	4.1
Energy	3.3
Telecommunication Services	0.2
Investment Companies	0.1
Cash and Other	7.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class K
Actual	$1,000.00	$1,075.86	$3.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.66	3.24

*   Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (10.5%)
Auto Components (0.4%)
Dana Holding Corp.	17,008	$179,604
Gentex Corp.	32,918	508,583

		688,187

Automobiles (0.2%)
Thor Industries, Inc.	5,204	336,907

Distributors (0.2%)
Pool Corp.	4,792	450,592

Diversified Consumer Services (0.6%)
DeVry Education Group, Inc. (x)	6,407	114,301
Graham Holdings Co., Class B	508	248,686
Service Corp. International	22,144	598,774
Sotheby’s, Inc. (x)	5,947	162,948

		1,124,709

Hotels, Restaurants & Leisure (2.2%)
Brinker International, Inc.	6,347	288,979
Buffalo Wild Wings, Inc.*	2,164	300,688
Cheesecake Factory, Inc.	5,091	245,081
Churchill Downs, Inc.	1,373	173,492
Cracker Barrel Old Country Store, Inc. (x)	2,725	467,256
Domino’s Pizza, Inc.	5,712	750,442
Dunkin’ Brands Group, Inc.	10,458	456,178
International Speedway Corp., Class A	3,044	101,822
Jack in the Box, Inc.	3,733	320,739
Panera Bread Co., Class A*	2,628	556,978
Texas Roadhouse, Inc.	7,252	330,691
Wendy’s Co.	24,601	236,662

		4,229,008

Household Durables (1.6%)
CalAtlantic Group, Inc.	8,510	312,402
Helen of Troy Ltd.*	3,201	329,191
KB Home (x)	9,643	146,670
NVR, Inc.*	428	761,985
Tempur Sealy International, Inc. (x)*	6,961	385,083
Toll Brothers, Inc.*	17,426	468,934
TRI Pointe Group, Inc.*	16,820	198,812
Tupperware Brands Corp.	5,763	324,342

		2,927,419

Internet & Catalog Retail (0.1%)
HSN, Inc.	3,636	177,909

Leisure Products (0.7%)
Brunswick Corp.	10,342	468,699
Polaris Industries, Inc. (x)	6,882	562,672
Vista Outdoor, Inc.*	6,964	332,392

		1,363,763

Media (1.4%)
AMC Networks, Inc., Class A*	6,995	422,638
Cable One, Inc.	516	263,888
Cinemark Holdings, Inc.	12,102	441,239
DreamWorks Animation SKG, Inc., Class A*	8,135	332,477

John Wiley & Sons, Inc., Class A	5,557	$289,964
Live Nation Entertainment, Inc.*	16,728	393,108
Meredith Corp.	4,289	222,642
New York Times Co., Class A	14,068	170,223
Time, Inc.	11,815	194,475

		2,730,654

Multiline Retail (0.3%)
Big Lots, Inc. (x)	5,070	254,058
J.C. Penney Co., Inc. (x)*	34,991	310,720

		564,778

Specialty Retail (1.9%)
Aaron’s, Inc.	7,384	161,636
Abercrombie & Fitch Co., Class A	7,652	136,282
American Eagle Outfitters, Inc. (x)	18,976	302,288
Ascena Retail Group, Inc. (x)*	19,365	135,361
Cabela’s, Inc.*	5,503	275,480
Chico’s FAS, Inc.	15,224	163,049
CST Brands, Inc.	8,598	370,402
Dick’s Sporting Goods, Inc.	10,213	460,198
GameStop Corp., Class A (x)	11,937	317,286
Guess?, Inc.	7,249	109,097
Murphy USA, Inc.*	4,212	312,362
Office Depot, Inc.*	56,221	186,092
Restoration Hardware Holdings, Inc. (x)*	4,271	122,492
Williams-Sonoma, Inc.	9,411	490,595

		3,542,620

Textiles, Apparel & Luxury Goods (0.9%)
Carter’s, Inc.	5,808	618,378
Deckers Outdoor Corp.*	3,666	210,868
Fossil Group, Inc. (x)*	4,705	134,234
Kate Spade & Co.*	14,622	301,359
Skechers USA, Inc., Class A*	15,148	450,199

		1,715,038

Total Consumer Discretionary		19,851,584

Consumer Staples (4.1%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	1,087	185,910

Food & Staples Retailing (0.7%)
Casey’s General Stores, Inc.	4,478	588,902
Sprouts Farmers Market, Inc.*	16,118	369,102
SUPERVALU, Inc.*	30,431	143,634
United Natural Foods, Inc.*	5,736	268,445

		1,370,083

Food Products (2.7%)
Dean Foods Co.	10,402	188,172
Flowers Foods, Inc.	20,795	389,906
Hain Celestial Group, Inc.*	11,770	585,557
Ingredion, Inc.	8,221	1,063,880
Lancaster Colony Corp.	2,245	286,484
Post Holdings, Inc.*	7,348	607,606
Snyder’s-Lance, Inc.	9,106	308,602
Tootsie Roll Industries, Inc. (x)	2,020	77,831

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

TreeHouse Foods, Inc.*	6,435	$660,553
WhiteWave Foods Co.*	20,206	948,470

		5,117,061

Household Products (0.2%)
Energizer Holdings, Inc.	7,047	362,850

Personal Products (0.4%)
Avon Products, Inc.	49,885	188,565
Edgewell Personal Care Co.*	6,760	570,612

		759,177

Total Consumer Staples		7,795,081

Energy (3.3%)
Energy Equipment & Services (1.4%)
Dril-Quip, Inc.*	4,338	253,469
Ensco plc, Class A	34,332	333,364
Nabors Industries Ltd.	32,179	323,399
Noble Corp. plc (x)	27,783	228,932
Oceaneering International, Inc.	11,236	335,507
Oil States International, Inc.*	5,874	193,137
Patterson-UTI Energy, Inc.	16,726	356,598
Rowan Cos., plc, Class A	14,396	254,233
Superior Energy Services, Inc.	17,329	319,027

		2,597,666

Oil, Gas & Consumable Fuels (1.9%)
CONSOL Energy, Inc. (x)	26,068	419,434
Denbury Resources, Inc. (x)*	40,373	144,939
Energen Corp.	11,049	532,672
Gulfport Energy Corp.*	14,286	446,580
HollyFrontier Corp.	20,078	477,254
QEP Resources, Inc.	27,024	476,433
SM Energy Co. (x)	7,795	210,465
Western Refining, Inc. (x)	8,728	180,059
World Fuel Services Corp.	8,040	381,820
WPX Energy, Inc.*	31,492	293,191

		3,562,847

Total Energy		6,160,513

Financials (24.0%)
Banks (5.0%)
Associated Banc-Corp	17,070	292,750
BancorpSouth, Inc.	9,621	218,300
Bank of Hawaii Corp.	4,914	338,083
Bank of the Ozarks, Inc. (x)	9,319	349,649
Cathay General Bancorp (x)	8,409	237,134
Commerce Bancshares, Inc./Missouri	9,498	454,954
Cullen/Frost Bankers, Inc. (x)	6,219	396,337
East West Bancorp, Inc.	16,459	562,569
F.N.B. Corp./Pennsylvania	23,690	297,073
First Horizon National Corp.	26,556	365,942
First Niagara Financial Group, Inc.	40,311	392,629
FirstMerit Corp.	19,040	385,941
Fulton Financial Corp.	19,778	267,003
Hancock Holding Co.	8,803	229,846
International Bancshares Corp.	6,258	163,271
PacWest Bancorp	13,038	518,652
PrivateBancorp, Inc.	9,048	398,383

Prosperity Bancshares, Inc.	7,466	$380,691
Signature Bank/New York*	6,141	767,134
SVB Financial Group*	5,934	564,679
Synovus Financial Corp.	14,349	415,978
TCF Financial Corp.	19,499	246,662
Trustmark Corp.	7,765	192,960
Umpqua Holdings Corp.	25,059	387,663
Valley National Bancorp	25,415	231,785
Webster Financial Corp.	10,430	354,099

		9,410,167

Capital Markets (1.6%)
Eaton Vance Corp.	13,049	461,152
Federated Investors, Inc., Class B	10,760	309,673
Janus Capital Group, Inc.	16,744	233,077
Raymond James Financial, Inc.	14,407	710,265
SEI Investments Co.	15,549	748,062
Stifel Financial Corp.*	7,592	238,768
Waddell & Reed Financial, Inc., Class A	9,280	159,802
WisdomTree Investments, Inc. (x)	12,937	126,653

		2,987,452

Consumer Finance (0.1%)
SLM Corp.*	49,106	303,475

Diversified Financial Services (1.5%)
CBOE Holdings, Inc.	9,304	619,832
FactSet Research Systems, Inc.	4,703	759,158
MarketAxess Holdings, Inc.	4,295	624,493
MSCI, Inc.	9,924	765,339

		2,768,822

Insurance (4.4%)
Alleghany Corp.*	1,768	971,657
American Financial Group, Inc./Ohio	8,125	600,681
Aspen Insurance Holdings Ltd.	6,952	322,434
Brown & Brown, Inc.	13,241	496,140
CNO Financial Group, Inc.	20,495	357,843
Endurance Specialty Holdings Ltd.	7,084	475,761
Everest Reinsurance Group Ltd.	4,883	891,978
First American Financial Corp.	12,455	500,940
Genworth Financial, Inc., Class A*	56,350	145,383
Hanover Insurance Group, Inc.	4,925	416,754
Kemper Corp.	5,452	168,903
Mercury General Corp.	3,722	197,862
Old Republic International Corp.	27,811	536,474
Primerica, Inc. (x)	5,452	312,072
Reinsurance Group of America, Inc.	7,335	711,422
RenaissanceReinsurance Holdings Ltd.	4,925	578,392
W. R. Berkley Corp.	11,203	671,284

		8,355,980

Real Estate Investment Trusts (REITs) (10.4%)
Alexandria Real Estate Equities, Inc. (REIT)	8,413	870,914
American Campus Communities, Inc. (REIT)	14,834	784,274

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Camden Property Trust (REIT)	9,912	$876,419
Care Capital Properties, Inc. (REIT)	9,565	250,699
Communications Sales & Leasing, Inc. (REIT) (x)	15,559	449,655
Corporate Office Properties Trust (REIT)	10,812	319,711
Corrections Corp. of America (REIT)	13,450	471,019
DCT Industrial Trust, Inc. (REIT)	10,119	486,117
Douglas Emmett, Inc. (REIT)	15,966	567,112
Duke Realty Corp. (REIT)	39,398	1,050,351
Education Realty Trust, Inc. (REIT)	7,535	347,665
EPR Properties (REIT)	7,296	588,641
Equity One, Inc. (REIT)	10,349	333,031
First Industrial Realty Trust, Inc. (REIT)	13,403	372,871
Healthcare Realty Trust, Inc. (REIT)	12,877	450,566
Highwoods Properties, Inc. (REIT)	11,102	586,186
Hospitality Properties Trust (REIT)	17,232	496,282
Kilroy Realty Corp. (REIT)	10,537	698,498
Lamar Advertising Co. (REIT), Class A	9,381	621,960
LaSalle Hotel Properties (REIT)	12,831	302,555
Liberty Property Trust (REIT)	16,689	662,887
Mack-Cali Realty Corp. (REIT)	10,216	275,832
Medical Properties Trust, Inc. (REIT)	27,169	413,240
Mid-America Apartment Communities, Inc. (REIT)	8,633	918,551
National Retail Properties, Inc. (REIT)	16,424	849,449
Omega Healthcare Investors, Inc. (REIT)	18,859	640,263
Post Properties, Inc. (REIT)	6,147	375,274
Potlatch Corp. (REIT)	4,636	158,088
Rayonier, Inc. (REIT)	14,028	368,095
Regency Centers Corp. (REIT)	11,123	931,329
Senior Housing Properties Trust (REIT)	26,998	562,368
Sovran Self Storage, Inc. (REIT)	5,285	554,502
Tanger Factory Outlet Centers, Inc. (REIT)	10,868	436,676
Taubman Centers, Inc. (REIT)	6,848	508,122
Urban Edge Properties (REIT)	10,612	316,874
Weingarten Realty Investors (REIT)	13,163	537,314
WP Glimcher, Inc. (REIT)	21,001	235,001

		19,668,391

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.	5,258	190,024
Jones Lang LaSalle, Inc.	5,140	500,893

		690,917

Thrifts & Mortgage Finance (0.6%)
New York Community Bancorp, Inc.	55,665	$834,418
Washington Federal, Inc.	10,508	254,924

		1,089,342

Total Financials		45,274,546

Health Care (8.1%)
Biotechnology (0.3%)
United Therapeutics Corp.*	5,108	541,040

Health Care Equipment & Supplies (3.7%)
ABIOMED, Inc.*	4,501	491,914
Align Technology, Inc.*	8,339	671,706
Cooper Cos., Inc.	5,536	949,812
Halyard Health, Inc.*	5,343	173,754
Hill-Rom Holdings, Inc.	6,477	326,765
IDEXX Laboratories, Inc.*	10,235	950,422
LivaNova plc*	4,921	247,182
ResMed, Inc.	16,021	1,013,008
STERIS plc	9,835	676,156
Teleflex, Inc.	4,973	881,763
West Pharmaceutical Services, Inc.	8,327	631,853

		7,014,335

Health Care Providers & Services (2.0%)
Amsurg Corp.*	6,157	477,414
Community Health Systems, Inc. (x)*	12,876	155,156
LifePoint Health, Inc.*	4,957	324,039
MEDNAX, Inc.*	10,677	773,335
Molina Healthcare, Inc.*	4,731	236,077
Owens & Minor, Inc.	7,150	267,267
Tenet Healthcare Corp.*	11,357	313,907
VCA, Inc.*	9,239	624,649
WellCare Health Plans, Inc.*	5,030	539,618

		3,711,462

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	21,433	272,199

Life Sciences Tools & Services (1.5%)
Bio-Rad Laboratories, Inc., Class A*	2,386	341,246
Bio-Techne Corp.	4,257	480,062
Charles River Laboratories International, Inc.*	5,378	443,362
Mettler-Toledo International, Inc.*	3,084	1,125,413
PAREXEL International Corp.*	6,102	383,694

		2,773,777

Pharmaceuticals (0.5%)
Akorn, Inc.*	9,528	271,405
Catalent, Inc.*	12,221	280,961
Prestige Brands Holdings, Inc.*	6,021	333,563

		885,929

Total Health Care		15,198,742

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (11.9%)
Aerospace & Defense (1.8%)
B/E Aerospace, Inc.	11,650	$537,939
Curtiss-Wright Corp.	5,085	428,411
Esterline Technologies Corp.*	3,362	208,579
Huntington Ingalls Industries, Inc.	5,377	903,497
KLX, Inc.*	6,042	187,302
Orbital ATK, Inc.	6,674	568,224
Teledyne Technologies, Inc.*	3,929	389,168
Triumph Group, Inc.	5,658	200,859

		3,423,979

Airlines (0.3%)
JetBlue Airways Corp.*	36,820	609,739

Building Products (0.7%)
A.O. Smith Corp.	8,514	750,168
Lennox International, Inc.	4,438	632,859

		1,383,027

Commercial Services & Supplies (1.4%)
Clean Harbors, Inc.*	5,950	310,054
Copart, Inc.*	11,366	557,048
Deluxe Corp.	5,574	369,946
Herman Miller, Inc.	6,853	204,836
HNI Corp.	5,090	236,634
MSA Safety, Inc.	3,623	190,316
R.R. Donnelley & Sons Co.	23,990	405,911
Rollins, Inc.	10,680	312,604

		2,587,349

Construction & Engineering (0.9%)
AECOM*	17,518	556,547
EMCOR Group, Inc.	6,944	342,061
Granite Construction, Inc.	4,496	204,793
KBR, Inc.	16,178	214,197
Valmont Industries, Inc.	2,595	351,026

		1,668,624

Electrical Equipment (0.5%)
Hubbell, Inc.	5,940	626,492
Regal Beloit Corp.	5,066	278,883

		905,375

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	7,317	773,261

Machinery (3.9%)
AGCO Corp.	8,068	380,245
CLARCOR, Inc.	5,544	337,242
Crane Co.	5,670	321,602
Donaldson Co., Inc.	14,117	485,060
Graco, Inc.	6,354	501,902
IDEX Corp.	8,658	710,822
ITT, Inc.	10,290	329,074
Joy Global, Inc. (x)	11,141	235,521
Kennametal, Inc.	9,090	200,980
Lincoln Electric Holdings, Inc.	7,143	422,008
Nordson Corp.	6,099	509,937
Oshkosh Corp.	8,350	398,379
Terex Corp.	12,435	252,555
Timken Co.	7,898	242,153
Toro Co.	6,265	552,573
Trinity Industries, Inc.	17,295	321,168
Wabtec Corp.	10,317	$724,563
Woodward, Inc.	6,333	365,034

		7,290,818

Marine (0.2%)
Kirby Corp.*	6,139	383,012

Professional Services (0.5%)
CEB, Inc.	3,726	229,820
FTI Consulting, Inc.*	4,701	191,237
ManpowerGroup, Inc.	8,215	528,553

		949,610

Road & Rail (0.7%)
Genesee & Wyoming, Inc., Class A*	6,536	385,297
Landstar System, Inc.	4,824	331,216
Old Dominion Freight Line, Inc.*	7,831	472,287
Werner Enterprises, Inc. (x)	5,075	116,573

		1,305,373

Trading Companies & Distributors (0.6%)
GATX Corp. (x)	4,778	210,089
MSC Industrial Direct Co., Inc., Class A	5,496	387,798
NOW, Inc.*	12,260	222,396
Watsco, Inc.	2,958	416,161

		1,236,444

Total Industrials		22,516,611

Information Technology (14.9%)
Communications Equipment (1.2%)
ARRIS International plc*	19,970	418,571
Brocade Communications Systems, Inc.	53,163	488,036
Ciena Corp.*	14,715	275,906
InterDigital, Inc.	3,992	222,275
NetScout Systems, Inc.*	10,711	238,320
Plantronics, Inc.	3,803	167,332
Polycom, Inc.*	15,385	173,081
ViaSat, Inc. (x)*	5,162	368,567

		2,352,088

Electronic Equipment, Instruments & Components (3.6%)
Arrow Electronics, Inc.*	10,447	646,669
Avnet, Inc.	14,674	594,444
Belden, Inc.	4,787	288,991
Cognex Corp.	9,738	419,708
FEI Co.	4,702	502,550
Ingram Micro, Inc., Class A	16,917	588,373
IPG Photonics Corp.*	4,199	335,920
Jabil Circuit, Inc.	21,740	401,538
Keysight Technologies, Inc.*	19,483	566,761
Knowles Corp. (x)*	10,127	138,537
National Instruments Corp.	11,523	315,730
SYNNEX Corp.	3,317	314,518
Tech Data Corp.*	4,047	290,777
Trimble Navigation Ltd.*	28,588	696,404
VeriFone Systems, Inc.*	12,541	232,510
Vishay Intertechnology, Inc. (x)	15,487	191,884
Zebra Technologies Corp., Class A*	5,992	300,199

		6,825,513

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Internet Software & Services (0.5%)
comScore, Inc.*	5,335	$127,400
j2 Global, Inc.	5,299	334,738
Rackspace Hosting, Inc.*	12,199	254,471
WebMD Health Corp. (x)*	4,421	256,904

		973,513

IT Services (3.3%)
Acxiom Corp.*	8,897	195,645
Broadridge Financial Solutions, Inc.	13,528	882,026
Computer Sciences Corp.	15,862	787,548
Convergys Corp.	11,044	276,100
CoreLogic, Inc.*	10,107	388,917
DST Systems, Inc.	3,613	420,662
Gartner, Inc.*	9,427	918,284
Jack Henry & Associates, Inc.	9,003	785,692
Leidos Holdings, Inc.	7,367	352,658
MAXIMUS, Inc.	7,415	410,569
NeuStar, Inc., Class A (x)*	4,784	112,472
Science Applications International Corp.	4,690	273,661
WEX, Inc.*	4,442	393,872

		6,198,106

Semiconductors & Semiconductor Equipment (1.7%)
Advanced Micro Devices, Inc. (x)*	73,136	375,919
Cree, Inc.*	11,494	280,914
Cypress Semiconductor Corp. (x)	35,798	377,669
Fairchild Semiconductor International, Inc.*	12,880	255,668
Integrated Device Technology, Inc.*	15,321	308,412
Intersil Corp., Class A	15,470	209,464
Microsemi Corp.*	12,937	422,781
Silicon Laboratories, Inc.*	4,403	214,602
Synaptics, Inc.*	4,195	225,481
Teradyne, Inc.	23,280	458,383

		3,129,293

Software (4.1%)
ACI Worldwide, Inc.*	13,478	262,956
ANSYS, Inc.*	10,041	911,221
Cadence Design Systems, Inc.*	34,379	835,410
CDK Global, Inc.	17,705	982,450
CommVault Systems, Inc.*	4,726	204,116
Fair Isaac Corp.	3,584	405,028
Fortinet, Inc.*	16,641	525,689
Manhattan Associates, Inc.*	8,274	530,612
Mentor Graphics Corp.	11,431	243,023
PTC, Inc.*	13,110	492,674
Synopsys, Inc.*	17,287	934,881
Tyler Technologies, Inc.*	3,750	625,162
Ultimate Software Group, Inc.*	3,288	691,433

		7,644,655

Technology Hardware, Storage & Peripherals (0.5%)
3D Systems Corp. (x)*	12,127	166,018
Diebold, Inc.	7,355	182,625
Lexmark International, Inc., Class A	7,183	271,158
NCR Corp.*	14,127	392,307

		1,012,108

Total Information Technology		28,135,276

Materials (6.3%)
Chemicals (2.7%)
Ashland, Inc.	7,111	$816,129
Cabot Corp.	7,107	324,506
Minerals Technologies, Inc.	3,966	225,269
NewMarket Corp.	1,154	478,195
Olin Corp.	18,779	466,470
PolyOne Corp.	9,648	339,996
RPM International, Inc.	15,114	754,944
Scotts Miracle-Gro Co., Class A	5,173	361,644
Sensient Technologies Corp.	5,145	365,501
Valspar Corp.	8,307	897,405

		5,030,059

Construction Materials (0.2%)
Eagle Materials, Inc.	5,536	427,102

Containers & Packaging (1.4%)
AptarGroup, Inc.	7,205	570,132
Bemis Co., Inc.	10,798	555,989
Greif, Inc., Class A	2,913	108,567
Packaging Corp. of America	10,763	720,368
Silgan Holdings, Inc.	4,602	236,819
Sonoco Products Co.	11,482	570,196

		2,762,071

Metals & Mining (1.7%)
Allegheny Technologies, Inc. (x)	12,405	158,164
Carpenter Technology Corp. (x)	5,340	175,846
Commercial Metals Co.	13,177	222,691
Compass Minerals International, Inc. (x)	3,845	285,261
Reliance Steel & Aluminum Co.	8,242	633,810
Royal Gold, Inc.	7,464	537,557
Steel Dynamics, Inc.	27,855	682,447
United States Steel Corp. (x)	16,649	280,702
Worthington Industries, Inc.	5,132	217,084

		3,193,562

Paper & Forest Products (0.3%)
Domtar Corp.	7,131	249,657
Louisiana-Pacific Corp.*	16,455	285,494

		535,151

Total Materials		11,947,945

Telecommunication Services (0.2%)
Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	10,863	322,197

Total Telecommunication Services		322,197

Utilities (5.4%)
Electric Utilities (1.8%)
Great Plains Energy, Inc.	17,647	536,469
Hawaiian Electric Industries, Inc.	12,333	404,399
IDACORP, Inc.	5,772	469,552
OGE Energy Corp.	22,698	743,360
PNM Resources, Inc.	9,032	320,094
Westar Energy, Inc.	16,149	905,797

		3,379,671

Gas Utilities (2.4%)
Atmos Energy Corp.	11,650	947,378
National Fuel Gas Co.	9,674	550,257

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
New Jersey Resources Corp.	9,866	$380,334
ONE Gas, Inc.	5,987	398,675
Questar Corp.	20,050	508,669
Southwest Gas Corp.	5,428	427,238
UGI Corp.	19,693	891,108
WGL Holdings, Inc.	5,747	406,830

		4,510,489

Independent Power and Renewable Electricity Producers (0.1%)
Talen Energy Corp.*	7,395	100,202

Multi-Utilities (0.7%)
Black Hills Corp. (x)	5,904	372,188
MDU Resources Group, Inc.	22,191	532,584
Vectren Corp.	9,470	498,785

		1,403,557

Water Utilities (0.4%)
Aqua America, Inc.	20,194	720,118

Total Utilities		10,114,037

Total Common Stocks (88.7%) (Cost $130,723,017)		167,316,532

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	253,386	253,386

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.1%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $700,009, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $714,000 (xx)	$700,000	700,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $500,006, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $510,001 (xx)	500,000	500,000
HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $500,005, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $510,010 (xx)	500,000	500,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $3,517,933, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $3,588,250 (xx)	$3,517,892	$3,517,892
Mizuho Securities USA, Inc., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $1,000,013, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.750%, maturing 5/31/17-5/31/23; total market value $1,020,000 (xx)	1,000,000	1,000,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $750,010, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $765,010 (xx)	750,000	750,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $500,006, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $510,000 (xx)	500,000	500,000
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $250,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $255,001 (xx)	250,000	250,000

Total Repurchase Agreements		7,717,892

Total Short-Term Investments (4.2%) (Cost $7,971,278)		7,971,278

Total Investments (92.9%) (Cost $138,694,295)		175,287,810
Other Assets Less Liabilities (7.1%)		13,335,787

Net Assets (100%)		$188,623,597

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $7,814,015. This was secured by collateral of $7,717,892 which was received as cash and subsequently invested in short-term investments currently valued at $7,717,892, as reported in the Portfolio of Investments, and $290,993 collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.500%, maturing 7/28/16-2/15/46.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini Index	143	September-16	$21,623,853	$21,349,900	$(273,953)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$19,851,584	$—	$—	$19,851,584
Consumer Staples	7,795,081	—	—	7,795,081
Energy	6,160,513	—	—	6,160,513
Financials	45,274,546	—	—	45,274,546
Health Care	15,198,742	—	—	15,198,742
Industrials	22,516,611	—	—	22,516,611
Information Technology	28,135,276	—	—	28,135,276
Materials	11,839,378	108,567	—	11,947,945
Telecommunication Services	322,197	—	—	322,197
Utilities	10,114,037	—	—	10,114,037
Short-Term Investments
Investment Companies	253,386	—	—	253,386
Repurchase Agreements	—	7,717,892	—	7,717,892

Total Assets	$167,461,351	$7,826,459	$—	$175,287,810

Liabilities:
Futures	$(273,953)	$—	$—	$(273,953)

Total Liabilities	$(273,953)	$—	$—	$(273,953)

Total	$167,187,398	$7,826,459	$—	$175,013,857

(a)	A security with a market value of $108,567 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(273,953	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$1,511,979

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$(238,761)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $19,010,000 during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$700,000	$—	$700,000	$(700,000)	$—
Deutsche Bank AG	500,000	—	500,000	(500,000)	—
HSBC Securities, Inc.	500,000	—	500,000	(500,000)	—
Merrill Lynch PFS, Inc.	3,517,892	—	3,517,892	(3,517,892)	—
Mizuho Securities USA, Inc.	1,000,000	—	1,000,000	(1,000,000)	—
Natixis	750,000	—	750,000	(750,000)	—
Nomura Securities Co., Ltd.	500,000	—	500,000	(500,000)	—
RBS Securities, Inc.	250,000	—	250,000	(250,000)	—

Total	$7,717,892	$—	$7,717,892	$(7,717,892)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$14,889,448
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$24,860,306

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,943,011
Aggregate gross unrealized depreciation	(10,702,384)

Net unrealized appreciation	$36,240,627

Federal income tax cost of investments	$139,047,183

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $130,976,403)	$167,569,918
Repurchase Agreements (Cost $7,717,892)	7,717,892
Cash	18,823,499
Cash held as collateral at broker	861,100
Receivable for securities sold	2,133,730
Due from broker for futures variation margin	390,621
Dividends, interest and other receivables	175,569
Receivable from Separate Accounts for Trust shares sold	8,747
Security lending income receivable	3,429
Other assets	2,027

Total assets	197,686,532

LIABILITIES
Payable on return of securities loaned	7,717,892
Payable for securities purchased	1,167,945
Investment management fees payable	67,871
Payable to Separate Accounts for Trust shares redeemed	39,591
Administrative fees payable	20,774
Trustees’ fees payable	107
Accrued expenses	48,755

Total liabilities	9,062,935

NET ASSETS	$188,623,597

Net assets were comprised of:
Paid in capital	$139,619,985
Accumulated undistributed net investment income (loss)	847,118
Accumulated undistributed net realized gain (loss) on investments and futures	11,836,932
Net unrealized appreciation (depreciation) on investments and futures	36,319,562

Net assets	$188,623,597

Class K
Net asset value, offering and redemption price per share, $188,623,597 / 24,178,236 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.80

(x)	Includes value of securities on loan of $7,814,015.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends	$1,394,960
Interest	19,760
Securities lending (net)	6,281

Total income	1,421,001

EXPENSES
Investment management fees	403,892
Administrative fees	122,176
Custodian fees	28,894
Professional fees	21,982
Printing and mailing expenses	6,155
Trustees’ fees	2,212
Miscellaneous	2,914

Gross expenses	588,225
Less: Waiver from investment manager	(8,975)

Net expenses	579,250

NET INVESTMENT INCOME (LOSS)	841,751

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	9,284,513
Futures	1,511,979

Net realized gain (loss)	10,796,492

Change in unrealized appreciation (depreciation) on:
Investments	1,909,679
Futures	(238,761)

Net change in unrealized appreciation (depreciation)	1,670,918

NET REALIZED AND UNREALIZED GAIN (LOSS)	12,467,410

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,309,161

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$841,751	$1,255,120
Net realized gain (loss) on investments and futures	10,796,492	22,093,354
Net change in unrealized appreciation (depreciation) on investments and futures	1,670,918	(27,751,127)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,309,161	(4,402,653)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class K	—	(1,243,735)
Distributions from net realized capital gains
Class K	—	(26,435,624)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(27,679,359)

CAPITAL SHARES TRANSACTIONS:
Class IA (b)
Capital shares repurchased [ 0 and (207) shares, respectively ]	—	(1,909)

Total Class IA transactions	—	(1,909)

Class K
Capital shares sold [ 432,264 and 125,510 shares, respectively ]	2,948,911	1,094,738
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,745,634 shares, respectively ]	—	27,679,359
Capital shares repurchased [ (1,689,126) and (7,040,329) shares, respectively ]	(12,130,003)	(61,924,544)

Total Class K transactions	(9,181,092)	(33,150,447)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(9,181,092)	(33,152,356)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,128,069	(65,234,368)
NET ASSETS:
Beginning of period	184,495,528	249,729,896

End of period (a)	$188,623,597	$184,495,528

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$847,118	$5,367

(b) After the close of business on April 13, 2015, operations for Class IA ceased and shares were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	January 1, 2015 to April 13, 2015‡	Year Ended December 31,
Class IA		2014	2013	2012	2011
Net asset value, beginning of period	$8.74	$9.95	$9.75	$9.37	$11.57

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	— #	(0.05)†	(0.01)†	0.01
Net realized and unrealized gain (loss) on investments and futures	0.47	0.84	3.11	1.53	(1.13)

Total from investment operations	0.47	0.84	3.06	1.52	(1.12)

Less distributions:
Dividends from net investment income	—	— #	— #	— #	(0.02)
Distributions from net realized gains	—	(2.05)	(2.86)	(1.14)	(1.06)

Total dividends and distributions	—	(2.05)	(2.86)	(1.14)	(1.08)

Net asset value, end of period	$9.21	$8.74	$9.95	$9.75	$9.37

Total return (b)	5.38%	8.66%	32.29%	16.23%	(9.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$2	$2	$138	$118
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.83%	0.88%	0.90%	0.90%	0.60%
Before waivers and reimbursements (a)(f)	0.83%	0.88%	0.90%	0.90%	0.63%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.02%	— %‡‡	(0.44)%	(0.08)%	0.11%
Before waivers and reimbursements (a)(f)	0.02%	— %‡‡	(0.44)%	(0.08)%	0.08%
Portfolio turnover rate^	35%	13%	11%	10%	14%

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				August 26, 2011* to December 31, 2011
Class K		2015	2014	2013	2012
Net asset value, beginning of period	$7.25	$8.73	$9.94	$9.75	$9.37	$9.24

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.05	0.02	0.02	0.02	— #
Net realized and unrealized gain (loss) on investments and futures	0.52	(0.33)	0.85	3.06	1.53	0.15

Total from investment operations	0.55	(0.28)	0.87	3.08	1.55	0.15

Less distributions:
Dividends from net investment income	—	(0.06)	(0.03)	(0.03)	(0.03)	(0.02)
Distributions from net realized gains	—	(1.14)	(2.05)	(2.86)	(1.14)	—

Total dividends and distributions	—	(1.20)	(2.08)	(2.89)	(1.17)	(0.02)

Net asset value, end of period	$7.80	$7.25	$8.73	$9.94	$9.75	$9.37

Total return (b)	7.59%	(3.08)%	8.93%	32.51%	16.53%	1.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$188,624	$184,496	$249,728	$343,710	$455,423	$537,190
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.64%	0.66%	0.65%	0.65%	0.63%
Before waivers and reimbursements (a)(f)	0.66%	0.64%	0.66%	0.65%	0.65%	0.63%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.94%	0.56%	0.24%	0.20%	0.16%	0.10%
Before waivers and reimbursements (a)(f)	0.93%	0.56%	0.24%	0.20%	0.16%	0.10%
Portfolio turnover rate (z)^	9%	35%	13%	11%	10%	14%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
‡	After the close of business on April 13, 2015, operations for Class IA ceased and shares were fully redeemed.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
#	Per share amount is less than $0.005.
‡‡	Amount is less than 0.005%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Financials	23.3%
Information Technology	15.6
Industrials	12.6
Health Care	12.3
Consumer Discretionary	12.3
Repurchase Agreements	10.8
Materials	4.1
Utilities	3.9
Consumer Staples	2.8
Energy	2.7
Telecommunication Services	0.8
Investment Companies	0.3
Cash and Other	(1.5)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or services (12b-1) fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class K
Actual	$1,000.00	$1,019.83	$3.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.83	3.07

*   Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.61%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (12.3%)
Auto Components (1.0%)
American Axle & Manufacturing Holdings, Inc.*	35,983	$521,034
Cooper Tire & Rubber Co.	28,140	839,135
Cooper-Standard Holding, Inc.*	7,543	595,822
Dana Holding Corp.	71,953	759,824
Dorman Products, Inc.*	13,479	770,999
Drew Industries, Inc.	11,638	987,368
Federal-Mogul Holdings Corp.*	11,705	97,269
Fox Factory Holding Corp.*	10,420	180,995
Gentherm, Inc.*	17,550	601,087
Horizon Global Corp.*	7,064	80,176
Metaldyne Performance Group, Inc. (x)	7,242	99,577
Modine Manufacturing Co.*	22,131	194,753
Motorcar Parts of America, Inc.*	8,741	237,580
Spartan Motors, Inc.	10,659	66,725
Standard Motor Products, Inc.	9,950	395,811
Stoneridge, Inc.*	9,255	138,270
Strattec Security Corp.	1,312	53,490
Superior Industries International, Inc.	11,565	309,711
Tenneco, Inc.*	26,691	1,244,067
Tower International, Inc.	10,239	210,719
Unique Fabricating, Inc. (x)	2,000	26,780
Workhorse Group, Inc. (x)*	3,662	25,085

		8,436,277

Automobiles (0.0%)
Winnebago Industries, Inc.	12,024	275,590

Distributors (0.1%)
Core-Mark Holding Co., Inc.	21,202	993,526
Weyco Group, Inc.	2,196	61,005

		1,054,531

Diversified Consumer Services (0.9%)
American Public Education, Inc.*	5,702	160,226
Apollo Education Group, Inc.*	42,590	388,421
Ascent Capital Group, Inc., Class A*	3,490	53,711
Bridgepoint Education, Inc.*	5,396	39,067
Bright Horizons Family Solutions, Inc.*	20,624	1,367,577
Cambium Learning Group, Inc.*	4,687	21,138
Capella Education Co.	5,904	310,787
Career Education Corp.*	23,722	141,146
Carriage Services, Inc.	5,270	124,794
Chegg, Inc. (x)*	37,080	185,400
Collectors Universe, Inc.	2,757	54,451
DeVry Education Group, Inc. (x)	30,511	544,316
Grand Canyon Education, Inc.*	21,585	861,673
Houghton Mifflin Harcourt Co.*	58,309	911,370
K12, Inc.*	11,867	148,219
Liberty Tax, Inc.	1,903	25,348
LifeLock, Inc. (x)*	43,376	685,775
Regis Corp.*	19,803	246,547
Sotheby’s, Inc. (x)	25,184	690,042
Strayer Education, Inc.*	5,734	281,711
Weight Watchers International, Inc. (x)*	13,354	155,307

		7,397,026

Hotels, Restaurants & Leisure (3.0%)
Belmond Ltd., Class A*	39,717	$393,198
Biglari Holdings, Inc.*	591	238,374
BJ’s Restaurants, Inc.*	10,795	473,145
Bloomin’ Brands, Inc.	56,296	1,006,010
Bob Evans Farms, Inc.	10,673	405,040
Bojangles’, Inc.*	5,385	91,276
Boyd Gaming Corp.*	41,353	760,895
Buffalo Wild Wings, Inc.*	8,993	1,249,577
Caesars Acquisition Co., Class A*	22,263	249,791
Caesars Entertainment Corp. (x)*	26,520	203,939
Carrols Restaurant Group, Inc.*	16,436	195,588
Century Casinos, Inc.*	6,670	41,554
Cheesecake Factory, Inc.	21,993	1,058,743
Churchill Downs, Inc.	6,633	838,146
Chuy’s Holdings, Inc. (x)*	7,750	268,227
ClubCorp Holdings, Inc.	27,978	363,714
Cracker Barrel Old Country Store, Inc. (x)	9,074	1,555,919
Dave & Buster’s Entertainment, Inc.*	17,876	836,418
Del Frisco’s Restaurant Group, Inc.*	7,340	105,109
Del Taco Restaurants, Inc.*	7,564	68,832
Denny’s Corp.*	41,285	442,988
Diamond Resorts International, Inc. (x)*	19,287	577,839
DineEquity, Inc.	8,757	742,418
El Pollo Loco Holdings, Inc. (x)*	6,739	87,607
Eldorado Resorts, Inc.*	12,209	185,516
Empire Resorts, Inc. (x)*	1,355	21,409
Fiesta Restaurant Group, Inc.*	14,185	309,375
Fogo De Chao, Inc. (x)*	1,542	20,139
Golden Entertainment, Inc. (x)	3,437	40,179
Habit Restaurants, Inc., Class A (x)*	4,103	67,207
International Speedway Corp., Class A	12,661	423,510
Interval Leisure Group, Inc.	53,719	854,132
Intrawest Resorts Holdings, Inc.*	6,444	83,643
Isle of Capri Casinos, Inc.*	10,958	200,751
J Alexander’s Holdings, Inc.*	5,592	55,529
Jack in the Box, Inc.	15,622	1,342,242
Jamba, Inc. (x)*	3,769	38,783
Kona Grill, Inc. (x)*	2,920	31,302
Krispy Kreme Doughnuts, Inc.*	27,451	575,373
La Quinta Holdings, Inc.*	42,099	479,929
Lindblad Expeditions Holdings, Inc. (x)*	4,784	46,070
Luby’s, Inc.*	6,217	31,209
Marcus Corp.	7,262	153,228
Marriott Vacations Worldwide Corp.	10,724	734,487
Monarch Casino & Resort, Inc.*	3,550	77,993
Nathan’s Famous, Inc.*	990	44,055
Noodles & Co. (x)*	3,700	36,186
Papa John’s International, Inc.	13,215	898,620
Penn National Gaming, Inc.*	35,995	502,130
Pinnacle Entertainment, Inc.*	29,295	324,589
Planet Fitness, Inc., Class A (x)*	9,038	170,637
Popeyes Louisiana Kitchen, Inc.*	10,687	583,938
Potbelly Corp.*	7,923	99,354

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Red Lion Hotels Corp.*	4,169	$30,267
Red Robin Gourmet Burgers, Inc.*	6,892	326,888
Red Rock Resorts, Inc., Class A*	14,172	311,501
Ruby Tuesday, Inc.*	22,439	81,005
Ruth’s Hospitality Group, Inc.	16,638	265,376
Scientific Games Corp., Class A (x)*	23,822	218,924
SeaWorld Entertainment, Inc. (x)	32,916	471,686
Shake Shack, Inc., Class A (x)*	7,424	270,456
Sonic Corp.	23,330	631,076
Speedway Motorsports, Inc.	6,754	119,884
Texas Roadhouse, Inc.	31,923	1,455,689
Wingstop, Inc. (x)*	7,587	206,746
Zoe’s Kitchen, Inc. (x)*	9,444	342,534

		25,417,894

Household Durables (1.2%)
Bassett Furniture Industries, Inc.	3,815	91,331
Beazer Homes USA, Inc. (x)*	12,028	93,217
Cavco Industries, Inc.*	4,314	404,222
Century Communities, Inc.*	5,651	97,988
CSS Industries, Inc.	3,078	82,521
Ethan Allen Interiors, Inc. (x)	13,439	444,025
Flexsteel Industries, Inc.	2,031	80,468
GoPro, Inc., Class A (x)*	47,530	513,799
Green Brick Partners, Inc. (x)*	7,396	53,769
Helen of Troy Ltd.*	13,894	1,428,859
Hooker Furniture Corp.	3,722	79,986
Hovnanian Enterprises, Inc., Class A (x)*	41,904	70,399
Installed Building Products, Inc.*	9,310	337,860
iRobot Corp.*	12,708	445,797
KB Home (x)	39,410	599,426
La-Z-Boy, Inc.	25,056	697,058
LGI Homes, Inc. (x)*	7,505	239,710
Libbey, Inc.	10,476	166,464
Lifetime Brands, Inc.	3,847	56,128
M.D.C. Holdings, Inc.	20,686	503,497
M/I Homes, Inc.*	10,440	196,585
Meritage Homes Corp.*	19,174	719,792
NACCO Industries, Inc., Class A	1,149	64,344
New Home Co., Inc.*	3,541	33,781
Taylor Morrison Home Corp., Class A*	15,190	225,420
TopBuild Corp.*	18,201	658,876
TRI Pointe Group, Inc.*	72,664	858,888
UCP, Inc., Class A (x)*	2,453	19,673
Universal Electronics, Inc.*	7,424	536,607
WCI Communities, Inc.*	7,357	124,333
William Lyon Homes, Class A (x)*	8,126	130,991
ZAGG, Inc.*	8,920	46,830

		10,102,644

Internet & Catalog Retail (0.6%)
1-800-Flowers.com, Inc., Class A*	14,037	126,614
Blue Nile, Inc.	3,903	106,864
Duluth Holdings, Inc., Class B (x)*	5,744	140,498
Etsy, Inc.*	49,397	473,717
FTD Cos., Inc.*	7,410	184,954

Gaiam, Inc., Class A (x)*	4,307	$33,336
HSN, Inc.	15,091	738,403
Lands’ End, Inc. (x)*	9,396	154,282
Liberty TripAdvisor Holdings, Inc., Class A*	35,473	776,149
Nutrisystem, Inc.	14,719	373,274
Overstock.com, Inc.*	4,413	71,094
PetMed Express, Inc.	6,529	122,484
Shutterfly, Inc.*	17,320	807,285
Wayfair, Inc., Class A (x)*	14,928	582,192

		4,691,146

Leisure Products (0.3%)
Arctic Cat, Inc. (x)	4,705	79,985
Callaway Golf Co.	46,776	477,583
Escalade, Inc.	3,412	34,939
JAKKS Pacific, Inc. (x)*	5,660	44,771
Johnson Outdoors, Inc., Class A	1,620	41,634
Malibu Boats, Inc., Class A*	6,380	77,070
Marine Products Corp.	8,031	67,942
MCBC Holdings, Inc.	2,165	23,923
Nautilus, Inc.*	15,256	272,167
Performance Sports Group Ltd. (x)*	14,467	43,401
Smith & Wesson Holding Corp. (x)*	27,140	737,665
Sturm Ruger & Co., Inc.	8,949	572,826

		2,473,906

Media (1.7%)
AMC Entertainment Holdings, Inc., Class A	9,698	267,762
Carmike Cinemas, Inc.*	11,198	337,284
Central European Media Enterprises Ltd., Class A (x)*	26,936	56,835
Daily Journal Corp. (x)*	331	78,444
DreamWorks Animation SKG, Inc., Class A*	37,185	1,519,751
Entercom Communications Corp., Class A	10,900	147,913
Entravision Communications Corp., Class A	30,978	208,172
Eros International plc (x)*	9,941	161,740
EW Scripps Co., Class A*	28,345	448,985
Gannett Co., Inc.	55,346	764,328
Global Eagle Entertainment, Inc. (x)*	18,813	124,918
Gray Television, Inc.*	29,036	315,041
Hemisphere Media Group, Inc. (x)*	4,253	50,185
IMAX Corp.*	28,635	844,160
Liberty Braves Group, Class A (x)*	4,811	72,357
Liberty Braves Group, Class C (x)*	10,640	155,982
Liberty Media Group, Class A*	11,260	215,516
Liberty Media Group, Class C*	21,807	413,679
Loral Space & Communications, Inc.*	5,724	201,885
MDC Partners, Inc., Class A	25,079	458,695
Media General, Inc.*	50,832	873,802
Meredith Corp.	18,852	978,607

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

MSG Networks, Inc., Class A*	27,987	$429,321
National CineMedia, Inc.	29,735	460,298
New Media Investment Group, Inc.	18,928	342,029
New York Times Co., Class A	60,488	731,905
Nexstar Broadcasting Group, Inc., Class A (x)	15,444	734,825
Radio One, Inc., Class D (x)*	7,709	24,592
Reading International, Inc., Class A*	5,974	74,615
Saga Communications, Inc., Class A	1,189	47,013
Salem Media Group, Inc.	3,362	24,274
Scholastic Corp. (x)	13,621	539,528
Sinclair Broadcast Group, Inc., Class A	31,998	955,460
Time, Inc.	51,758	851,937
Townsquare Media, Inc., Class A (x)*	2,850	22,486
tronc, Inc.	7,557	104,287
World Wrestling Entertainment, Inc., Class A (x)	16,214	298,500

		14,337,111

Multiline Retail (0.2%)
Big Lots, Inc.	23,455	1,175,330
Fred’s, Inc., Class A	17,362	279,702
Ollie’s Bargain Outlet Holdings, Inc. (x)*	9,690	241,184
Sears Holdings Corp. (x)*	8,488	115,521
Tuesday Morning Corp.*	15,134	106,241

		1,917,978

Specialty Retail (2.4%)
Aaron’s, Inc.	30,972	677,977
Abercrombie & Fitch Co., Class A	32,938	586,626
American Eagle Outfitters, Inc. (x)	79,120	1,260,382
America’s Car-Mart, Inc. (x)*	3,087	87,177
Asbury Automotive Group, Inc.*	9,658	509,363
Ascena Retail Group, Inc. (x)*	82,802	578,786
Barnes & Noble Education, Inc.*	13,427	136,284
Barnes & Noble, Inc.	28,295	321,148
Big 5 Sporting Goods Corp.	6,619	61,358
Boot Barn Holdings, Inc. (x)*	4,338	37,394
Buckle, Inc. (x)	13,413	348,604
Build-A-Bear Workshop, Inc.*	4,571	61,343
Caleres, Inc.	22,083	534,629
Cato Corp., Class A	12,871	485,494
Chico’s FAS, Inc.	64,816	694,179
Children’s Place, Inc. (x)	9,525	763,714
Citi Trends, Inc.	5,166	80,228
Conn’s, Inc. (x)*	12,507	94,053
Container Store Group, Inc. (x)*	5,905	31,592
Destination XL Group, Inc.*	12,792	58,459
DSW, Inc., Class A	31,723	671,893
Express, Inc.*	37,558	544,967
Finish Line, Inc., Class A	20,416	412,199
Five Below, Inc.*	25,844	1,199,420
Francesca’s Holdings Corp.*	21,151	233,719
Genesco, Inc.*	10,274	660,721

GNC Holdings, Inc., Class A	32,369	$786,243
Group 1 Automotive, Inc.	10,297	508,260
Guess?, Inc. (x)	29,138	438,527
Haverty Furniture Cos., Inc.	7,058	127,256
Hibbett Sports, Inc. (x)*	11,963	416,193
Kirkland’s, Inc.*	4,557	66,897
Lithia Motors, Inc., Class A	11,159	793,070
Lumber Liquidators Holdings, Inc. (x)*	8,678	133,815
MarineMax, Inc.*	9,628	163,387
Mattress Firm Holding Corp. (x)*	8,730	292,891
Monro Muffler Brake, Inc.	15,434	980,985
Office Depot, Inc.*	260,732	863,023
Outerwall, Inc. (x)	9,168	385,056
Party City Holdco, Inc.*	14,569	202,655
Pier 1 Imports, Inc. (x)	39,899	205,081
Rent-A-Center, Inc.	26,355	323,639
Restoration Hardware Holdings, Inc. (x)*	17,635	505,772
Sears Hometown and Outlet Stores, Inc.*	3,158	21,285
Select Comfort Corp.*	22,657	484,407
Shoe Carnival, Inc.	6,140	153,868
Sonic Automotive, Inc., Class A	16,313	279,115
Sportsman’s Warehouse Holdings, Inc. (x)*	8,756	70,573
Stage Stores, Inc. (x)	11,027	53,812
Stein Mart, Inc.	9,876	76,243
Tailored Brands, Inc. (x)	23,878	302,295
Tile Shop Holdings, Inc. (x)*	15,329	304,741
Tilly’s, Inc., Class A*	4,177	24,185
Vitamin Shoppe, Inc.*	13,406	409,821
West Marine, Inc.*	5,865	49,207
Winmark Corp.	786	78,341
Zumiez, Inc. (x)*	6,695	95,805

		20,728,157

Textiles, Apparel & Luxury Goods (0.9%)
Columbia Sportswear Co.	13,457	774,316
Crocs, Inc.*	36,418	410,795
Culp, Inc.	3,674	101,513
Deckers Outdoor Corp.*	16,017	921,298
Delta Apparel, Inc.*	2,321	52,338
Fossil Group, Inc. (x)*	19,789	564,580
G-III Apparel Group Ltd.*	20,654	944,301
Iconix Brand Group, Inc. (x)*	14,979	101,258
Movado Group, Inc.	7,689	166,697
Oxford Industries, Inc.	7,435	420,970
Perry Ellis International, Inc.*	4,401	88,548
Sequential Brands Group, Inc. (x)*	15,963	127,385
Steven Madden Ltd.*	28,346	968,866
Superior Uniform Group, Inc.	2,487	47,477
Tumi Holdings, Inc.*	26,962	720,964
Unifi, Inc.*	4,906	133,590
Vera Bradley, Inc.*	11,180	158,421
Vince Holding Corp. (x)*	7,296	39,982
Wolverine World Wide, Inc.	46,720	949,350

		7,692,649

Total Consumer Discretionary		104,524,909

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Consumer Staples (2.8%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*	4,402	$752,874
Coca-Cola Bottling Co. Consolidated	2,304	339,771
Craft Brew Alliance, Inc. (x)*	3,770	43,430
MGP Ingredients, Inc.	5,844	223,416
National Beverage Corp.*	5,192	326,110
Primo Water Corp.*	6,947	82,044

		1,767,645

Food & Staples Retailing (0.6%)
Andersons, Inc.	13,591	483,024
Chefs’ Warehouse, Inc. (x)*	6,782	108,512
Ingles Markets, Inc., Class A	6,714	250,432
Natural Grocers by Vitamin Cottage, Inc. (x)*	3,202	41,786
Performance Food Group Co.*	17,682	475,823
PriceSmart, Inc.	9,400	879,558
Smart & Final Stores, Inc.*	12,564	187,078
SpartanNash Co.	17,843	545,639
SUPERVALU, Inc.*	125,559	592,639
United Natural Foods, Inc.*	23,807	1,114,168
Village Super Market, Inc., Class A	2,826	81,643
Weis Markets, Inc.	5,679	287,073

		5,047,375

Food Products (1.3%)
Alico, Inc.	1,362	41,201
Amplify Snack Brands, Inc. (x)*	15,024	221,604
B&G Foods, Inc.	28,664	1,381,605
Calavo Growers, Inc.	7,751	519,317
Cal-Maine Foods, Inc. (x)	14,775	654,828
Darling Ingredients, Inc.*	77,352	1,152,545
Dean Foods Co. (x)	44,758	809,672
Farmer Brothers Co.*	3,370	108,042
Fresh Del Monte Produce, Inc.	15,645	851,557
Freshpet, Inc. (x)*	7,330	68,389
Inventure Foods, Inc.*	7,039	54,975
J&J Snack Foods Corp.	7,479	892,020
John B. Sanfilippo & Son, Inc.	4,037	172,097
Lancaster Colony Corp.	8,884	1,133,687
Landec Corp.*	8,195	88,178
Lifeway Foods, Inc.*	1,440	13,925
Limoneira Co. (x)	3,973	70,004
Omega Protein Corp.*	10,126	202,419
Sanderson Farms, Inc. (x)	9,513	824,206
Seaboard Corp.*	129	370,313
Seneca Foods Corp., Class A*	2,664	96,463
Snyder’s-Lance, Inc.	37,598	1,274,196
Tootsie Roll Industries, Inc. (x)	9,267	357,058

		11,358,301

Household Products (0.3%)
Central Garden & Pet Co.*	3,071	70,111
Central Garden & Pet Co., Class A*	17,740	385,135
HRG Group, Inc.*	55,957	768,289
Oil-Dri Corp. of America	2,026	69,958
Orchids Paper Products Co. (x)	3,635	129,297
WD-40 Co.	6,846	804,063

		2,226,853

Personal Products (0.2%)
Avon Products, Inc.	207,164	$783,080
Elizabeth Arden, Inc.*	10,399	143,090
Inter Parfums, Inc.	7,197	205,618
Lifevantage Corp. (x)*	4,539	61,731
Medifast, Inc.	5,767	191,868
Natural Health Trends Corp. (x)	2,350	66,247
Nature’s Sunshine Products, Inc.	3,975	37,882
Nutraceutical International Corp.*	2,536	58,708
Revlon, Inc., Class A*	5,168	166,306
Synutra International, Inc.*	8,006	30,503
USANA Health Sciences, Inc.*	2,876	320,473

		2,065,506

Tobacco (0.2%)
Alliance One International, Inc.*	2,644	40,718
Turning Point Brands, Inc.*	1,883	19,338
Universal Corp.	11,360	655,926
Vector Group Ltd. (x)	41,916	939,757

		1,655,739

Total Consumer Staples		24,121,419

Energy (2.7%)
Energy Equipment & Services (0.9%)
Archrock, Inc.	32,251	303,804
Atwood Oceanics, Inc. (x)	30,043	376,138
Bristow Group, Inc.	18,541	211,553
CARBO Ceramics, Inc. (x)	10,960	143,576
Dawson Geophysical Co.*	6,421	52,331
Era Group, Inc.*	7,306	68,676
Exterran Corp.*	15,470	198,790
Fairmount Santrol Holdings, Inc. (x)*	32,621	251,508
Forum Energy Technologies, Inc.*	31,406	543,638
Geospace Technologies Corp. (x)*	4,683	76,661
Helix Energy Solutions Group, Inc.*	51,912	350,925
Hornbeck Offshore Services, Inc. (x)*	10,930	91,156
Independence Contract Drilling, Inc.*	9,614	52,204
Matrix Service Co.*	14,943	246,410
McDermott International, Inc. (x)*	126,042	622,648
Natural Gas Services Group, Inc.*	4,398	100,714
Newpark Resources, Inc.*	35,698	206,691
Oil States International, Inc.*	24,582	808,256
Parker Drilling Co.*	39,921	91,419
PHI, Inc. (Non-Voting)*	6,865	122,746
Pioneer Energy Services Corp.*	35,373	162,716
RigNet, Inc.*	5,096	68,236
SEACOR Holdings, Inc.*	7,736	448,301
Seadrill Ltd. (x)*	177,983	576,665
Tesco Corp.	17,953	120,106
TETRA Technologies, Inc.*	37,673	239,977
Tidewater, Inc. (x)	22,547	99,432
U.S. Silica Holdings, Inc. (x)	30,048	1,035,755
Unit Corp.*	24,394	379,571
Willbros Group, Inc. (x)*	13,744	34,772

		8,085,375

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Oil, Gas & Consumable Fuels (1.8%)
Abraxas Petroleum Corp.*	58,613	$66,233
Adams Resources & Energy, Inc.	640	24,640
Alon USA Energy, Inc.	15,190	98,431
Ardmore Shipping Corp.	6,475	43,836
Bill Barrett Corp. (x)*	16,413	104,879
California Resources Corp. (x)	10,660	130,052
Callon Petroleum Co.*	56,620	635,843
Carrizo Oil & Gas, Inc. (x)*	26,843	962,322
Clayton Williams Energy, Inc. (x)*	3,332	91,497
Clean Energy Fuels Corp. (x)*	43,280	150,182
Cobalt International Energy, Inc.*	191,014	255,959
Contango Oil & Gas Co.*	9,338	114,297
CVR Energy, Inc. (x)	8,906	138,043
Delek U.S. Holdings, Inc.	29,050	383,751
Denbury Resources, Inc.*	165,492	594,116
DHT Holdings, Inc.	47,464	238,744
Dorian LPG Ltd.*	8,990	63,379
Earthstone Energy, Inc.*	375	4,043
Eclipse Resources Corp. (x)*	34,966	116,786
EP Energy Corp., Class A (x)*	24,942	129,200
Erin Energy Corp. (x)*	4,590	11,062
Evolution Petroleum Corp.	8,139	44,520
EXCO Resources, Inc. (x)*	47,352	61,558
Frontline Ltd. (x)	30,500	240,035
GasLog Ltd. (x)	19,784	256,796
Gener8 Maritime, Inc.*	12,955	82,912
Golar LNG Ltd.	41,803	647,946
Green Plains, Inc.	18,817	371,071
Isramco, Inc.*	329	27,060
Jones Energy, Inc., Class A*	11,248	46,342
Matador Resources Co. (x)*	38,414	760,597
Navios Maritime Acquisition Corp.	29,856	46,874
Nordic American Tankers Ltd. (x)	41,200	572,268
Northern Oil and Gas, Inc. (x)*	28,289	130,695
Oasis Petroleum, Inc.*	84,124	785,718
Overseas Shipholding Group, Inc., Class A	16,675	183,258
Pacific Ethanol, Inc. (x)*	11,321	61,699
Panhandle Oil and Gas, Inc., Class A	7,639	127,342
Par Pacific Holdings, Inc. (x)*	10,593	162,497
PDC Energy, Inc.*	21,756	1,253,363
Renewable Energy Group, Inc.*	13,876	122,525
REX American Resources Corp.*	3,362	201,148
Ring Energy, Inc.*	11,952	105,417
RSP Permian, Inc.*	37,102	1,294,489
Sanchez Energy Corp. (x)*	27,417	193,564
Scorpio Tankers, Inc.	83,139	349,184
SemGroup Corp., Class A	22,174	721,985
Ship Finance International Ltd. (x)	31,690	467,111
Stone Energy Corp. (x)*	1	12
Synergy Resources Corp.*	87,089	580,013
Teekay Corp.	14,643	104,405
Teekay Tankers Ltd., Class A	51,275	152,799
W&T Offshore, Inc. (x)*	20,581	47,748
Western Refining, Inc. (x)	33,635	693,890
Westmoreland Coal Co.*	9,224	87,812

		15,341,948

Total Energy		23,427,323

Financials (23.3%)
Banks (8.7%)
1st Source Corp.	7,276	$235,670
Access National Corp.	2,901	56,599
ACNB Corp. (x)	1,848	46,403
Allegiance Bancshares, Inc.*	4,090	101,759
American National Bankshares, Inc.	3,004	75,641
Ameris Bancorp	16,541	491,268
Ames National Corp.	3,048	81,747
Arrow Financial Corp.	4,069	123,250
Atlantic Capital Bancshares, Inc. (x)*	6,233	90,129
Avenue Financial Holdings, Inc.*	3,058	60,090
Banc of California, Inc.	22,027	398,689
BancFirst Corp.	3,367	203,097
Banco Latinoamericano de Comercio Exterior S.A., Class E	16,220	429,830
Bancorp, Inc.*	13,161	79,229
BancorpSouth, Inc.	40,970	929,609
Bank of Marin Bancorp/California	2,257	109,171
Bank of the Ozarks, Inc.	39,392	1,477,988
Bankwell Financial Group, Inc.	1,855	40,921
Banner Corp.	14,123	600,792
Bar Harbor Bankshares	2,201	77,255
BBCN Bancorp, Inc.	39,397	587,803
Berkshire Hills Bancorp, Inc.	16,295	438,661
Blue Hills Bancorp, Inc. (x)	10,602	156,486
BNC Bancorp	16,876	383,254
Boston Private Financial Holdings, Inc.	41,092	484,064
Bridge Bancorp, Inc.	7,826	222,258
Brookline Bancorp, Inc.	36,877	406,753
Bryn Mawr Bank Corp.	7,064	206,269
BSB Bancorp, Inc./Massachusetts*	3,360	76,104
C&F Financial Corp. (x)	1,006	45,029
C1 Financial, Inc.*	2,522	58,838
Camden National Corp.	3,795	159,390
Capital Bank Financial Corp., Class A	11,311	325,757
Capital City Bank Group, Inc.	4,238	58,993
Cardinal Financial Corp.	17,893	392,572
Carolina Financial Corp. (x)	3,576	66,800
Cascade Bancorp*	19,180	106,257
Cathay General Bancorp	35,771	1,008,742
CenterState Banks, Inc.	21,739	342,389
Central Pacific Financial Corp.	13,247	312,629
Central Valley Community Bancorp	2,683	37,562
Century Bancorp, Inc./Massachusetts, Class A	1,195	50,584
Chemical Financial Corp. (x)	17,375	647,914
Chemung Financial Corp. (x)	937	27,501
Citizens & Northern Corp.	4,267	86,279
City Holding Co.	6,998	318,199
CNB Financial Corp./Pennsylvania	5,400	96,120
CoBiz Financial, Inc.	12,998	152,077
Codorus Valley Bancorp, Inc.	2,400	48,888

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Columbia Banking System, Inc.	29,055	$815,283
Community Bank System, Inc.	21,073	865,890
Community Trust Bancorp, Inc.	7,261	251,666
CommunityOne Bancorp*	4,277	54,061
ConnectOne Bancorp, Inc.	13,889	217,918
County Bancorp, Inc. (x)	1,388	28,621
CU Bancorp*	6,595	149,904
Customers Bancorp, Inc.*	12,345	310,230
CVB Financial Corp.	51,331	841,315
Eagle Bancorp, Inc.*	15,569	749,025
Enterprise Bancorp, Inc./Massachusetts (x)	2,607	62,542
Enterprise Financial Services Corp.	9,652	269,194
Equity Bancshares, Inc., Class A*	1,580	34,981
F.N.B. Corp./Pennsylvania	98,849	1,239,566
Farmers Capital Bank Corp.	2,880	78,768
Farmers National Banc Corp.	8,181	71,993
FCB Financial Holdings, Inc., Class A*	14,198	482,732
Fidelity Southern Corp.	7,609	119,233
Financial Institutions, Inc.	5,372	140,048
First Bancorp, Inc./Maine	4,683	100,872
First Bancorp/North Carolina	6,831	120,089
First BanCorp/Puerto Rico*	54,766	217,421
First Busey Corp.	13,580	290,476
First Business Financial Services, Inc.	3,354	78,718
First Citizens BancShares, Inc./North Carolina, Class A	3,666	949,164
First Commonwealth Financial Corp.	48,020	441,784
First Community Bancshares, Inc./Virginia	5,857	131,431
First Community Financial Partners, Inc. (x)*	4,007	35,262
First Connecticut Bancorp, Inc./Connecticut	5,623	93,117
First Financial Bancorp	30,420	591,669
First Financial Bankshares, Inc. (x)	31,263	1,025,114
First Financial Corp./Indiana	3,884	142,232
First Financial Northwest, Inc.	2,694	35,776
First Foundation, Inc.*	4,796	103,114
First Internet Bancorp	1,673	39,851
First Interstate BancSystem, Inc., Class A	9,248	259,869
First Merchants Corp.	20,945	522,159
First Mid-Illinois Bancshares, Inc. (x)	1,793	44,825
First Midwest Bancorp, Inc./Illinois	40,745	715,482
First NBC Bank Holding Co.*	7,570	127,100
First Northwest Bancorp (x)*	3,516	44,794
First of Long Island Corp.	5,274	151,206
FirstMerit Corp.	79,917	1,619,918
Flushing Financial Corp.	14,139	281,083
Franklin Financial Network, Inc.*	3,874	121,489
Fulton Financial Corp.	83,828	1,131,678
German American Bancorp, Inc.	6,754	215,925
Glacier Bancorp, Inc.	37,100	986,118
Great Southern Bancorp, Inc.	4,693	173,500

Great Western Bancorp, Inc.	27,834	$877,884
Green Bancorp, Inc.*	7,170	62,522
Guaranty Bancorp	5,866	97,962
Hampton Roads Bankshares, Inc.*	12,387	22,173
Hancock Holding Co.	38,624	1,008,473
Hanmi Financial Corp.	16,090	377,954
Heartland Financial USA, Inc.	9,987	352,441
Heritage Commerce Corp.	8,229	86,651
Heritage Financial Corp./Washington	14,908	262,083
Heritage Oaks Bancorp	8,713	69,181
Hilltop Holdings, Inc.*	35,853	752,555
Home BancShares, Inc./Arkansas	56,090	1,110,021
HomeTrust Bancshares, Inc.*	6,369	117,827
Horizon Bancorp/Indiana	4,412	110,918
IBERIABANK Corp.	18,880	1,127,702
Independent Bank Corp./Massachusetts	12,344	564,121
Independent Bank Corp./Michigan	8,261	119,867
Independent Bank Group, Inc.	5,535	237,507
International Bancshares Corp.	25,788	672,809
Investors Bancorp, Inc.	144,418	1,600,151
Lakeland Bancorp, Inc.	14,003	159,354
Lakeland Financial Corp.	9,043	425,111
LCNB Corp. (x)	2,553	40,337
LegacyTexas Financial Group, Inc.	22,688	610,534
Live Oak Bancshares, Inc.	7,310	103,144
Macatawa Bank Corp. (x)	8,822	65,459
MainSource Financial Group, Inc.	10,767	237,412
MB Financial, Inc.	34,419	1,248,721
MBT Financial Corp.	5,663	45,304
Mercantile Bank Corp.	6,055	144,472
Merchants Bancshares, Inc./Vermont	1,822	55,535
Middleburg Financial Corp.	1,461	39,739
Midland States Bancorp, Inc. (x)*	3,392	73,573
MidWestOne Financial Group, Inc.	2,862	81,739
MutualFirst Financial, Inc. (x)	1,583	43,295
National Bank Holdings Corp., Class A	13,012	264,924
National Bankshares, Inc./Virginia (x)	2,574	89,884
National Commerce Corp.*	2,986	69,634
NBT Bancorp, Inc.	21,548	616,919
Nicolet Bankshares, Inc. (x)*	2,675	101,864
Northrim BanCorp, Inc.	2,095	55,078
OFG Bancorp	22,860	189,738
Old Line Bancshares, Inc.	2,594	46,692
Old National Bancorp/Indiana	58,512	733,155
Old Second Bancorp, Inc.	9,279	63,376
Opus Bank	7,506	253,703
Orrstown Financial Services, Inc.	2,123	38,320
Pacific Continental Corp.	6,592	103,560
Pacific Mercantile Bancorp*	4,665	33,122
Pacific Premier Bancorp, Inc.*	12,769	306,456
Park National Corp. (x)	6,597	605,473
Park Sterling Corp.	18,936	134,256
Peapack-Gladstone Financial Corp.	5,646	104,507

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Penns Woods Bancorp, Inc. (x)	1,629	$68,402
Peoples Bancorp, Inc./Ohio	5,979	130,282
Peoples Financial Services Corp. (x)	2,798	109,514
People’s Utah Bancorp	4,691	77,871
Pinnacle Financial Partners, Inc.	18,913	923,900
Preferred Bank/California	4,228	122,084
Premier Financial Bancorp, Inc. (x)	2,586	43,574
PrivateBancorp, Inc.	38,089	1,677,059
Prosperity Bancshares, Inc.	31,940	1,628,621
QCR Holdings, Inc.	4,402	119,690
Renasant Corp.	20,327	657,172
Republic Bancorp, Inc./Kentucky, Class A	4,348	120,135
Republic First Bancorp, Inc.*	10,802	46,557
S&T Bancorp, Inc.	16,176	395,503
Sandy Spring Bancorp, Inc.	13,186	383,185
Seacoast Banking Corp. of Florida*	12,679	205,907
ServisFirst Bancshares, Inc. (x)	11,040	545,266
Shore Bancshares, Inc.	3,887	45,672
Sierra Bancorp	4,568	76,240
Simmons First National Corp., Class A	14,516	670,422
South State Corp.	11,568	787,202
Southern First Bancshares, Inc.*	1,836	44,248
Southern National Bancorp of Virginia, Inc. (x)	3,379	41,055
Southside Bancshares, Inc.	11,674	360,960
Southwest Bancorp, Inc./Oklahoma	6,973	118,053
State Bank Financial Corp.	17,273	351,506
Sterling Bancorp/Delaware	60,953	956,962
Stock Yards Bancorp, Inc.	10,482	295,907
Stonegate Bank	4,244	136,954
Suffolk Bancorp	4,414	138,202
Summit Financial Group, Inc. (x)	2,579	45,133
Sun Bancorp, Inc./New Jersey*	3,793	78,363
Talmer Bancorp, Inc., Class A	27,769	532,332
Texas Capital Bancshares, Inc.*	22,242	1,040,036
Tompkins Financial Corp.	6,980	453,700
Towne Bank/Virginia (x)	25,836	559,347
TriCo Bancshares	11,099	306,332
TriState Capital Holdings, Inc.*	7,522	103,277
Triumph Bancorp, Inc.*	5,829	93,264
Trustmark Corp.	33,977	844,328
UMB Financial Corp.	21,153	1,125,551
Umpqua Holdings Corp.	106,630	1,649,566
Union Bankshares Corp.	21,650	534,972
Union Bankshares, Inc./Vermont (x)	1,172	42,614
United Bankshares, Inc./West Virginia (x)	32,311	1,211,986
United Community Banks, Inc./Georgia	33,817	618,513
Univest Corp. of Pennsylvania	7,352	154,539
Valley National Bancorp	116,172	1,059,489
Veritex Holdings, Inc.*	2,579	41,316
Washington Trust Bancorp, Inc.	7,734	293,273
WashingtonFirst Bankshares, Inc. (x)	3,049	65,889

Webster Financial Corp.	43,343	$1,471,495
WesBanco, Inc.	17,061	529,744
West Bancorp, Inc.	5,733	106,577
Westamerica Bancorp (x)	12,409	611,267
Wilshire Bancorp, Inc.	33,626	350,383
Wintrust Financial Corp.	23,744	1,210,944
Yadkin Financial Corp.	22,642	568,088
Your Community Bankshares, Inc. (x)	2,033	75,546

		74,458,676

Capital Markets (1.1%)
Actua Corp.*	18,315	165,384
Arlington Asset Investment Corp., Class A (x)	10,020	130,360
Associated Capital Group, Inc., Class A	2,709	77,694
B. Riley Financial, Inc. (x)	2,838	27,188
BGC Partners, Inc., Class A	103,917	905,117
Calamos Asset Management, Inc., Class A	6,666	48,728
Cohen & Steers, Inc.	10,792	436,429
Cowen Group, Inc., Class A (x)*	45,372	134,301
Diamond Hill Investment Group, Inc.	1,419	267,368
Evercore Partners, Inc., Class A	18,784	830,065
FBR & Co. (x)	1,853	27,665
Fifth Street Asset Management, Inc. (x)	3,070	12,403
Financial Engines, Inc. (x)	26,802	693,368
GAMCO Investors, Inc., Class A	2,931	96,049
Greenhill & Co., Inc.	15,628	251,611
Hennessy Advisors, Inc. (x)	935	31,294
Houlihan Lokey, Inc.	5,898	131,938
INTL FCStone, Inc.*	6,899	188,274
Investment Technology Group, Inc.	17,853	298,502
Janus Capital Group, Inc.	71,757	998,857
KCG Holdings, Inc., Class A*	24,604	327,233
Ladenburg Thalmann Financial Services, Inc. (x)*	40,082	94,594
Manning & Napier, Inc.	4,635	44,033
Medley Management, Inc., Class A (x)	2,755	16,199
Moelis & Co., Class A	7,383	166,118
OM Asset Management plc	16,914	225,802
Oppenheimer Holdings, Inc., Class A	4,454	68,859
Piper Jaffray Cos.*	7,694	290,064
PJT Partners, Inc., Class A (x)	7,534	173,282
Pzena Investment Management, Inc., Class A	5,766	43,879
Safeguard Scientifics, Inc.*	7,890	98,546
Silvercrest Asset Management Group, Inc., Class A (x)	2,079	25,447
Stifel Financial Corp.*	30,978	974,258
Virtu Financial, Inc., Class A	10,737	193,266
Virtus Investment Partners, Inc. (x)	3,467	246,781
Waddell & Reed Financial, Inc., Class A	10,600	182,532
Walter Investment Management Corp. (x)*	11,391	31,439

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Westwood Holdings Group, Inc.	2,902	$150,324
WisdomTree Investments, Inc. (x)	56,764	555,720

		9,660,971

Consumer Finance (0.5%)
Cash America International, Inc.	11,858	505,388
Encore Capital Group, Inc. (x)*	11,862	279,113
Enova International, Inc.*	12,407	91,316
EZCORP, Inc., Class A*	23,176	175,211
First Cash Financial Services, Inc.	12,936	664,005
Green Dot Corp., Class A*	20,055	461,064
LendingClub Corp. (x)*	155,120	667,016
Nelnet, Inc., Class A	10,735	373,041
PRA Group, Inc. (x)*	22,589	545,298
Regional Management Corp.*	3,907	57,277
World Acceptance Corp. (x)*	3,332	151,939

		3,970,668

Diversified Financial Services (0.1%)
BBX Capital Corp., Class A*	1,186	18,229
FNFV Group*	33,989	389,854
GAIN Capital Holdings, Inc.	13,627	86,123
Marlin Business Services Corp.	3,245	52,893
NewStar Financial, Inc.*	11,883	100,055
On Deck Capital, Inc. (x)*	20,901	107,640
PICO Holdings, Inc.*	9,134	86,408
Resource America, Inc., Class A	7,514	73,036
Tiptree Financial, Inc., Class A	10,020	54,909

		969,147

Insurance (2.1%)
Ambac Financial Group, Inc.*	22,175	365,000
American Equity Investment Life Holding Co.	39,936	569,088
AMERISAFE, Inc.	9,295	569,040
Argo Group International Holdings Ltd.	14,156	734,712
Atlas Financial Holdings, Inc.*	3,395	58,462
Baldwin & Lyons, Inc., Class B	3,526	86,951
Blue Capital Reinsurance Holdings Ltd.	1,799	33,299
Citizens, Inc./Texas (x)*	18,211	138,404
CNO Financial Group, Inc.	85,306	1,489,443
Crawford & Co., Class B	4,889	41,508
Donegal Group, Inc., Class A	3,419	56,379
eHealth, Inc.*	7,924	111,094
EMC Insurance Group, Inc.	3,276	90,811
Employers Holdings, Inc.	14,812	429,844
Enstar Group Ltd.*	5,435	880,416
FBL Financial Group, Inc., Class A	4,815	292,126
Federated National Holding Co.	5,321	101,312
Fidelity & Guaranty Life (x)	6,567	152,223
Genworth Financial, Inc., Class A*	155,163	400,320
Global Indemnity plc*	3,477	95,722
Greenlight Capital Reinsurance Ltd., Class A*	14,579	293,913
Hallmark Financial Services, Inc.*	8,141	94,354
HCI Group, Inc.	4,300	117,304
Heritage Insurance Holdings, Inc.	11,344	135,788
Horace Mann Educators Corp.	19,426	656,404

Independence Holding Co.	2,570	$46,183
Infinity Property & Casualty Corp.	5,798	467,667
Investors Title Co. (x)	447	42,577
James River Group Holdings Ltd.	6,711	227,906
Kemper Corp.	19,800	613,404
Maiden Holdings Ltd.	29,945	366,527
MBIA, Inc.*	67,008	457,665
National General Holdings Corp.	23,012	492,917
National Interstate Corp.	3,061	92,595
National Western Life Group, Inc., Class A	1,058	206,596
Navigators Group, Inc.	5,709	525,057
OneBeacon Insurance Group Ltd., Class A	9,956	137,393
Patriot National, Inc. (x)*	5,436	44,466
Primerica, Inc. (x)	22,285	1,275,593
RLI Corp.	17,980	1,236,664
Safety Insurance Group, Inc.	7,806	480,693
Selective Insurance Group, Inc.	26,982	1,030,982
State Auto Financial Corp.	5,731	125,566
State National Cos., Inc.	11,782	124,064
Stewart Information Services Corp.	11,297	467,809
Third Point Reinsurance Ltd.*	33,169	388,741
Trupanion, Inc. (x)*	7,573	100,342
United Fire Group, Inc.	10,562	448,146
United Insurance Holdings Corp. (x)	6,922	113,382
Universal Insurance Holdings, Inc. (x)	16,441	305,474
WMIH Corp. (x)*	73,172	162,442

		17,974,768

Real Estate Investment Trusts (REITs) (8.5%)
Acadia Realty Trust (REIT)	33,776	1,199,724
AG Mortgage Investment Trust, Inc. (REIT)	11,780	170,103
Agree Realty Corp. (REIT)	10,681	515,251
Alexander’s, Inc. (REIT)	1,067	436,648
Altisource Residential Corp. (REIT)	29,022	266,712
American Assets Trust, Inc. (REIT)	19,660	834,370
American Capital Mortgage Investment Corp. (REIT)	26,136	412,687
Anworth Mortgage Asset Corp. (REIT)	42,456	199,543
Apollo Commercial Real Estate Finance, Inc. (REIT) (x)	27,809	446,891
Apollo Residential Mortgage, Inc. (REIT)	15,452	207,057
Ares Commercial Real Estate Corp. (REIT)	11,118	136,640
Armada Hoffler Properties, Inc. (REIT)	13,216	181,588
ARMOUR Residential REIT, Inc. (REIT) (x)	17,730	354,600
Ashford Hospitality Prime, Inc. (REIT)	13,864	196,037
Ashford Hospitality Trust, Inc. (REIT)	39,402	211,589

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Bluerock Residential Growth REIT, Inc. (REIT)	7,398	$96,174
Capstead Mortgage Corp. (REIT) (x)	47,811	463,767
CareTrust REIT, Inc. (REIT)	28,141	387,783
CatchMark Timber Trust, Inc. (REIT), Class A	13,103	160,119
CBL & Associates Properties, Inc. (REIT)	79,314	738,413
Cedar Realty Trust, Inc. (REIT)	39,509	293,552
Chatham Lodging Trust (REIT)	18,441	405,333
Chesapeake Lodging Trust (REIT)	30,061	698,918
City Office REIT, Inc. (REIT) (x)	7,069	91,756
Colony Capital, Inc. (REIT), Class A (x)	54,790	841,026
Colony Starwood Homes (REIT) (x)	30,661	932,708
Community Healthcare Trust, Inc. (REIT)	4,781	101,070
CorEnergy Infrastructure Trust, Inc. (REIT) (x)	5,914	170,619
CoreSite Realty Corp. (REIT)	15,917	1,411,679
Cousins Properties, Inc. (REIT)	102,160	1,062,464
CYS Investments, Inc. (REIT)	73,991	619,305
DiamondRock Hospitality Co. (REIT)	99,998	902,982
DuPont Fabros Technology, Inc. (REIT)	35,310	1,678,637
Dynex Capital, Inc. (REIT)	17,044	118,285
Easterly Government Properties, Inc. (REIT)	11,386	224,646
EastGroup Properties, Inc. (REIT)	15,053	1,037,453
Education Realty Trust, Inc. (REIT)	31,078	1,433,939
Farmland Partners, Inc. (REIT) (x)	3,928	44,465
FelCor Lodging Trust, Inc. (REIT)	64,295	400,558
First Industrial Realty Trust, Inc. (REIT)	55,206	1,535,831
First Potomac Realty Trust (REIT)	33,206	305,495
Four Corners Property Trust, Inc. (REIT)	18,025	371,135
Franklin Street Properties Corp. (REIT)	44,548	546,604
Geo Group, Inc. (REIT)	36,637	1,252,253
Getty Realty Corp. (REIT)	11,448	245,560
Gladstone Commercial Corp. (REIT)	8,171	138,008
Global Net Lease, Inc. (REIT) (x)	79,842	634,744
Government Properties Income Trust (REIT)	29,212	673,629
Gramercy Property Trust (REIT)	203,453	1,875,837
Great Ajax Corp. (REIT)	5,036	69,849
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	16,583	358,193
Hatteras Financial Corp. (REIT)	45,242	741,969
Healthcare Realty Trust, Inc. (REIT)	49,640	1,736,904

Hersha Hospitality Trust (REIT)	22,648	$388,413
Hudson Pacific Properties, Inc. (REIT)	37,279	1,087,801
Independence Realty Trust, Inc. (REIT)	16,251	132,933
InfraREIT, Inc. (REIT)	18,566	325,648
Invesco Mortgage Capital, Inc. (REIT)	53,000	725,570
Investors Real Estate Trust (REIT)	63,156	408,619
iStar, Inc. (REIT)*	36,831	353,209
Kite Realty Group Trust (REIT)	40,062	1,122,938
Ladder Capital Corp. (REIT)	17,037	207,851
LaSalle Hotel Properties (REIT)	51,474	1,213,757
Lexington Realty Trust (REIT)	106,727	1,079,010
LTC Properties, Inc. (REIT)	18,706	967,661
Mack-Cali Realty Corp. (REIT)	42,989	1,160,703
Medical Properties Trust, Inc. (REIT)	113,213	1,721,970
Monmouth Real Estate Investment Corp. (REIT)	31,078	412,094
Monogram Residential Trust, Inc. (REIT) (x)	81,242	829,481
National Health Investors, Inc. (REIT)	17,678	1,327,441
National Storage Affiliates Trust (REIT)	10,768	224,190
New Residential Investment Corp. (REIT)	107,434	1,486,887
New Senior Investment Group, Inc. (REIT)	35,803	382,376
New York Mortgage Trust, Inc. (REIT) (x)	53,004	323,324
New York REIT, Inc. (REIT)	80,272	742,516
NexPoint Residential Trust, Inc. (REIT)	7,465	135,863
NorthStar Realty Europe Corp. (REIT)	27,511	254,477
One Liberty Properties, Inc. (REIT)	5,362	127,884
Orchid Island Capital, Inc. (REIT) (x)	8,757	90,110
Owens Realty Mortgage, Inc. (REIT) (x)	3,155	52,499
Parkway Properties, Inc. (REIT)	40,642	679,941
Pebblebrook Hotel Trust (REIT)	33,966	891,607
Pennsylvania Real Estate Investment Trust (REIT)	33,134	710,724
PennyMac Mortgage Investment Trust (REIT)‡	33,084	536,953
Physicians Realty Trust (REIT)	63,718	1,338,715
Potlatch Corp. (REIT)	19,534	666,109
Preferred Apartment Communities, Inc. (REIT), Class A (x)	8,326	122,559
PS Business Parks, Inc. (REIT)	9,353	992,166
QTS Realty Trust, Inc. (REIT), Class A	22,151	1,240,013
RAIT Financial Trust (REIT)	45,272	141,701
Ramco-Gershenson Properties Trust (REIT)	37,305	731,551
Redwood Trust, Inc. (REIT)	40,422	558,228
Resource Capital Corp. (REIT) (x)	13,436	172,787

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Retail Opportunity Investments Corp. (REIT)	49,019	$1,062,242
Rexford Industrial Realty, Inc. (REIT)	30,810	649,783
RLJ Lodging Trust (REIT)	57,888	1,241,698
Rouse Properties, Inc. (REIT)	19,611	357,901
Ryman Hospitality Properties, Inc. (REIT)	21,356	1,081,681
Sabra Health Care REIT, Inc. (REIT)	30,734	634,196
Saul Centers, Inc. (REIT)	4,604	284,113
Select Income REIT (REIT)	30,602	795,346
Seritage Growth Properties (REIT), Class A (x)	11,738	585,022
Silver Bay Realty Trust Corp. (REIT)	18,612	316,962
STAG Industrial, Inc. (REIT)	31,411	747,896
Summit Hotel Properties, Inc. (REIT)	42,421	561,654
Sunstone Hotel Investors, Inc. (REIT)	104,054	1,255,932
Terreno Realty Corp. (REIT)	21,007	543,451
Tier REIT, Inc. (REIT) (x)	22,175	339,943
UMH Properties, Inc. (REIT)	9,005	101,306
United Development Funding IV (REIT) (b)(x)†	15,318	41,665
Universal Health Realty Income Trust (REIT)	4,041	231,064
Urban Edge Properties (REIT)	43,383	1,295,416
Urstadt Biddle Properties, Inc. (REIT), Class A	11,545	286,085
Washington Real Estate Investment Trust (REIT)	34,801	1,094,839
Western Asset Mortgage Capital Corp. (REIT) (x)	17,083	160,409
Whitestone REIT (REIT)	11,069	166,921
WP Glimcher, Inc. (REIT)	87,298	976,865
Xenia Hotels & Resorts, Inc. (REIT)	51,427	862,945

		72,314,716

Real Estate Management & Development (0.5%)
Alexander & Baldwin, Inc.	23,605	853,085
Altisource Portfolio Solutions S.A. (x)*	6,762	188,254
AV Homes, Inc.*	4,992	61,002
Consolidated-Tomoka Land Co. (x)	1,647	78,183
Forestar Group, Inc.*	13,624	161,989
FRP Holdings, Inc.*	2,581	89,045
HFF, Inc., Class A	18,492	534,049
Kennedy-Wilson Holdings, Inc.	41,548	787,750
Marcus & Millichap, Inc.*	7,216	183,359
RE/MAX Holdings, Inc., Class A	8,456	340,439
RMR Group, Inc., Class A	3,527	109,231
St. Joe Co.*	13,195	233,815
Stratus Properties, Inc.*	2,002	37,497
Tejon Ranch Co.*	5,481	129,571
Trinity Place Holdings, Inc. (x)*	4,725	36,335

		3,823,604

Thrifts & Mortgage Finance (1.8%)
Astoria Financial Corp.	45,137	$691,950
Bank Mutual Corp.	15,075	115,776
BankFinancial Corp.	6,719	80,561
Bear State Financial, Inc.	5,976	56,354
Beneficial Bancorp, Inc.*	36,009	458,034
BofI Holding, Inc. (x)*	29,625	524,659
Capitol Federal Financial, Inc.	63,582	886,969
Charter Financial Corp./Maryland	4,710	62,549
Clifton Bancorp, Inc.	8,248	124,297
Dime Community Bancshares, Inc.	15,147	257,650
ESSA Bancorp, Inc.	2,395	32,093
Essent Group Ltd.*	35,178	767,232
EverBank Financial Corp.	49,329	733,029
Federal Agricultural Mortgage Corp., Class C	3,579	124,621
First Defiance Financial Corp.	3,599	139,821
Flagstar Bancorp, Inc.*	8,867	216,443
Fox Chase Bancorp, Inc.	4,641	94,398
Greene County Bancorp, Inc.	722	11,747
Hingham Institution for Savings	608	74,735
Home Bancorp, Inc.	1,750	48,073
HomeStreet, Inc.*	10,838	215,893
Impac Mortgage Holdings, Inc. (x)*	3,154	49,455
Kearny Financial Corp.	44,649	561,684
Lake Sunapee Bank Group	2,432	41,612
LendingTree, Inc. (x)*	2,924	258,277
Meridian Bancorp, Inc.	24,629	364,017
Meta Financial Group, Inc.	3,285	167,404
MGIC Investment Corp.*	164,537	978,995
Nationstar Mortgage Holdings, Inc. (x)*	16,287	183,392
NMI Holdings, Inc., Class A*	23,131	126,758
Northfield Bancorp, Inc.	22,559	334,550
Northwest Bancshares, Inc.	46,253	685,932
OceanFirst Financial Corp.	8,641	157,007
Ocwen Financial Corp. (x)*	36,941	63,169
Oritani Financial Corp.	21,134	337,933
PennyMac Financial Services, Inc., Class A*‡	3,108	38,819
PHH Corp.*	24,341	324,222
Provident Bancorp, Inc.*	1,281	19,753
Provident Financial Holdings, Inc.	1,986	36,344
Provident Financial Services, Inc.	31,717	622,922
Radian Group, Inc.	101,568	1,058,339
SI Financial Group, Inc.	3,260	43,162
Southern Missouri Bancorp, Inc.	1,794	42,213
Territorial Bancorp, Inc.	3,066	81,157
TrustCo Bank Corp.	45,030	288,642
United Community Financial Corp./Ohio	16,403	99,730
United Financial Bancorp, Inc.	27,101	351,771
Walker & Dunlop, Inc.*	13,040	297,051
Washington Federal, Inc.	45,234	1,097,377
Waterstone Financial, Inc.	9,679	148,379
Westfield Financial, Inc.	4,636	35,697
WSFS Financial Corp.	15,849	510,179

		15,122,826

Total Financials		198,295,376

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care (12.3%)
Biotechnology (4.2%)
Acceleron Pharma, Inc.*	12,373	$420,435
Achillion Pharmaceuticals, Inc. (x)*	57,645	449,631
Acorda Therapeutics, Inc.*	20,057	511,554
Adamas Pharmaceuticals, Inc. (x)*	7,304	110,583
Aduro Biotech, Inc. (x)*	17,931	202,800
Advaxis, Inc. (x)*	15,541	125,727
Adverum Biotechnologies, Inc.*	7,101	22,439
Agenus, Inc.*	35,791	144,954
Aimmune Therapeutics, Inc. (x)*	10,728	116,077
Akebia Therapeutics, Inc.*	13,943	104,294
Alder Biopharmaceuticals, Inc. (x)*	22,044	550,439
AMAG Pharmaceuticals, Inc. (x)*	16,709	399,679
Amicus Therapeutics, Inc. (x)*	59,480	324,761
Anavex Life Sciences Corp. (x)*	11,065	67,607
Anthera Pharmaceuticals, Inc. (x)*	14,398	44,490
Applied Genetic Technologies Corp.*	5,100	72,063
Ardelyx, Inc. (x)*	8,380	73,157
Arena Pharmaceuticals, Inc. (x)*	118,647	202,886
Argos Therapeutics, Inc. (x)*	3,381	20,726
ARIAD Pharmaceuticals, Inc. (x)*	81,853	604,894
Array BioPharma, Inc. (x)*	70,715	251,745
Arrowhead Pharmaceuticals, Inc. (x)*	24,475	130,207
Asterias Biotherapeutics, Inc. (x)*	3,763	9,031
Atara Biotherapeutics, Inc. (x)*	9,896	222,759
Athersys, Inc. (x)*	24,577	53,332
Avexis, Inc. (x)*	3,218	122,348
Axovant Sciences Ltd. (x)*	12,262	157,444
Bellicum Pharmaceuticals, Inc. (x)*	10,243	132,749
BioCryst Pharmaceuticals, Inc. (x)*	37,721	107,128
BioSpecifics Technologies Corp.*	1,808	72,212
BioTime, Inc. (x)*	19,704	51,427
Bluebird Bio, Inc. (x)*	17,424	754,285
Blueprint Medicines Corp.*	9,189	186,077
Cara Therapeutics, Inc. (x)*	7,038	33,853
Celator Pharmaceuticals, Inc. (x)*	15,370	463,867
Celldex Therapeutics, Inc. (x)*	47,738	209,570
Cellular Biomedicine Group, Inc. (x)*	3,548	42,541
Cepheid, Inc.*	34,963	1,075,112
ChemoCentryx, Inc.*	7,250	32,552
Chimerix, Inc.*	21,720	85,360
Cidara Therapeutics, Inc. (x)*	3,376	34,807
Clovis Oncology, Inc. (x)*	15,064	206,678
Coherus Biosciences, Inc. (x)*	13,313	224,857
Concert Pharmaceuticals, Inc.*	5,640	63,337
Corvus Pharmaceuticals, Inc.*	990	14,117
Curis, Inc. (x)*	40,153	62,639
Cytokinetics, Inc. (x)*	14,978	142,141
CytomX Therapeutics, Inc. (x)*	7,845	80,137
CytRx Corp. (x)*	21,835	48,692
Dimension Therapeutics, Inc.*	3,780	22,680

Dynavax Technologies Corp.*	17,869	$260,530
Eagle Pharmaceuticals, Inc. (x)*	4,061	157,526
Edge Therapeutics, Inc. (x)*	5,267	53,249
Editas Medicine, Inc. (x)*	3,842	93,745
Eiger BioPharmaceuticals, Inc. (x)*	1,054	20,890
Emergent BioSolutions, Inc.*	15,002	421,856
Enanta Pharmaceuticals, Inc. (x)*	7,336	161,759
Epizyme, Inc.*	17,218	176,312
Esperion Therapeutics, Inc. (x)*	9,482	93,682
Exact Sciences Corp. (x)*	46,693	571,989
Exelixis, Inc. (x)*	109,097	852,048
FibroGen, Inc.*	24,574	403,259
Five Prime Therapeutics, Inc.*	12,557	519,232
Flexion Therapeutics, Inc. (x)*	10,888	162,939
Fortress Biotech, Inc. (x)*	10,668	28,697
Foundation Medicine, Inc. (x)*	6,671	124,481
Galena Biopharma, Inc. (x)*	88,761	41,371
Genomic Health, Inc.*	9,111	235,929
Geron Corp. (x)*	80,127	214,740
Global Blood Therapeutics, Inc. (x)*	9,690	160,757
GlycoMimetics, Inc. (x)*	3,106	22,581
Halozyme Therapeutics, Inc. (x)*	51,100	440,993
Heron Therapeutics, Inc. (x)*	14,225	256,761
Idera Pharmaceuticals, Inc. (x)*	30,989	47,413
Ignyta, Inc.*	9,685	52,493
Immune Design Corp. (x)*	4,054	33,081
ImmunoGen, Inc. (x)*	42,791	131,796
Immunomedics, Inc. (x)*	34,075	79,054
Infinity Pharmaceuticals, Inc. (x)*	18,944	25,196
Inotek Pharmaceuticals Corp.*	5,641	41,969
Inovio Pharmaceuticals, Inc. (x)*	31,973	295,431
Insmed, Inc.*	30,452	300,257
Insys Therapeutics, Inc. (x)*	10,761	139,247
Intellia Therapeutics, Inc. (x)*	4,737	101,135
Invitae Corp. (x)*	7,279	53,792
Ironwood Pharmaceuticals, Inc.*	60,329	788,802
Karyopharm Therapeutics, Inc.*	10,392	69,730
Keryx Biopharmaceuticals, Inc. (x)*	41,460	274,465
Kite Pharma, Inc. (x)*	18,486	924,300
La Jolla Pharmaceutical Co. (x)*	6,700	107,200
Lexicon Pharmaceuticals, Inc. (x)*	19,265	276,453
Ligand Pharmaceuticals, Inc. (x)*	8,876	1,058,641
Lion Biotechnologies, Inc. (x)*	24,625	199,462
Loxo Oncology, Inc. (x)*	5,575	129,229
MacroGenics, Inc.*	14,966	403,932
MannKind Corp. (x)*	150,710	174,824
Medgenics, Inc.*	7,901	43,851
MediciNova, Inc. (x)*	9,655	72,895
Merrimack Pharmaceuticals, Inc. (x)*	60,624	326,763
MiMedx Group, Inc. (x)*	55,039	439,211
Minerva Neurosciences, Inc. (x)*	11,746	119,927
Mirati Therapeutics, Inc. (x)*	5,575	30,440
Momenta Pharmaceuticals, Inc.*	31,788	343,310
Myriad Genetics, Inc. (x)*	32,960	1,008,576
NantKwest, Inc. (x)*	9,084	56,502
Natera, Inc.*	11,877	143,296
NewLink Genetics Corp. (x)*	10,597	119,322

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Novavax, Inc. (x)*	132,598	$963,987
OncoMed Pharmaceuticals, Inc. (x)*	8,459	104,130
Ophthotech Corp.*	14,435	736,618
Organovo Holdings, Inc. (x)*	37,950	141,174
Osiris Therapeutics, Inc. (x)	6,914	35,192
Otonomy, Inc. (x)*	10,323	163,929
OvaScience, Inc. (x)*	10,944	57,018
PDL BioPharma, Inc. (x)	90,109	282,942
Pfenex, Inc.*	5,894	49,333
PharmAthene, Inc.*	20,455	49,910
Portola Pharmaceuticals, Inc.*	23,548	555,733
Progenics Pharmaceuticals, Inc. (x)*	34,440	145,337
Proteostasis Therapeutics, Inc. (x)*	2,641	32,035
Prothena Corp. plc (x)*	15,877	555,060
PTC Therapeutics, Inc. (x)*	16,557	116,230
Puma Biotechnology, Inc. (x)*	11,636	346,636
Radius Health, Inc. (x)*	14,923	548,420
Raptor Pharmaceutical Corp.*	40,272	216,261
REGENXBIO, Inc. (x)*	6,585	52,680
Regulus Therapeutics, Inc. (x)*	21,138	61,089
Repligen Corp.*	17,393	475,872
Retrophin, Inc. (x)*	16,265	289,680
Rigel Pharmaceuticals, Inc.*	30,658	68,367
Sage Therapeutics, Inc.*	12,441	374,847
Sangamo BioSciences, Inc. (x)*	35,380	204,850
Sarepta Therapeutics, Inc. (x)*	22,473	428,560
Seres Therapeutics, Inc. (x)*	8,386	243,613
Sorrento Therapeutics, Inc. (x)*	17,487	97,927
Spark Therapeutics, Inc. (x)*	8,050	411,597
Spectrum Pharmaceuticals, Inc.*	30,788	202,277
Stemline Therapeutics, Inc. (x)*	5,559	37,634
Syndax Pharmaceuticals, Inc.*	2,459	24,221
Synergy Pharmaceuticals, Inc. (x)*	85,291	324,106
Synthetic Biologics, Inc. (x)*	24,460	44,028
T2 Biosystems, Inc. (x)*	4,626	36,499
TESARO, Inc.*	11,278	947,916
TG Therapeutics, Inc. (x)*	17,027	103,184
Tobira Therapeutics, Inc.*	2,766	34,741
Tokai Pharmaceuticals, Inc. (x)*	3,407	18,773
Trevena, Inc.*	19,753	124,444
Trovagene, Inc. (x)*	10,608	48,054
Ultragenyx Pharmaceutical, Inc.*	17,431	852,550
Vanda Pharmaceuticals, Inc.*	19,263	215,553
Versartis, Inc. (x)*	10,033	110,965
Vitae Pharmaceuticals, Inc. (x)*	11,982	129,286
Vital Therapies, Inc. (x)*	7,194	44,603
Voyager Therapeutics, Inc. (x)*	5,134	56,423
vTv Therapeutics, Inc., Class A (x)*	1,704	9,883
XBiotech, Inc. (x)*	10,319	215,873
Xencor, Inc.*	14,904	283,027
Zafgen, Inc.*	5,947	35,623
ZIOPHARM Oncology, Inc. (x)*	54,669	300,133

		35,559,024

Health Care Equipment & Supplies (2.9%)
Abaxis, Inc.	11,348	535,966
Accuray, Inc. (x)*	39,265	203,785

Analogic Corp.	5,828	$462,976
AngioDynamics, Inc.*	9,549	137,219
Anika Therapeutics, Inc.*	7,326	393,040
AtriCure, Inc. (x)*	14,947	211,201
Atrion Corp.	667	285,383
Avinger, Inc. (x)*	3,449	41,147
AxoGen, Inc. (x)*	7,781	53,533
Cantel Medical Corp.	17,063	1,172,740
Cardiovascular Systems, Inc. (x)*	15,724	288,928
Cerus Corp. (x)*	47,741	297,904
ConforMIS, Inc. (x)*	15,922	111,772
CONMED Corp.	13,190	629,559
Corindus Vascular Robotics, Inc. (x)*	8,504	12,161
CryoLife, Inc.	11,697	138,142
Cutera, Inc.*	4,743	53,169
Cynosure, Inc., Class A*	11,948	581,210
Endologix, Inc. (x)*	41,279	514,336
Entellus Medical, Inc. (x)*	2,607	47,630
Exactech, Inc.*	4,234	113,217
GenMark Diagnostics, Inc. (x)*	20,671	179,838
Glaukos Corp.*	7,831	228,352
Globus Medical, Inc., Class A*	33,568	799,925
Greatbatch, Inc.*	14,011	433,360
Haemonetics Corp.*	24,603	713,241
Halyard Health, Inc.*	22,532	732,741
HeartWare International, Inc.*	8,885	513,109
ICU Medical, Inc.*	7,134	804,358
Inogen, Inc.*	7,836	392,662
Insulet Corp.*	28,428	859,663
Integra LifeSciences Holdings Corp.*	14,078	1,123,143
Invacare Corp.	16,331	198,095
InVivo Therapeutics Holdings Corp. (x)*	9,794	56,609
iRadimed Corp.*	1,051	22,870
Iridex Corp. (x)*	2,413	35,688
K2M Group Holdings, Inc. (x)*	11,503	178,527
LDR Holding Corp.*	12,394	457,958
LeMaitre Vascular, Inc.	4,236	60,448
Masimo Corp.*	19,309	1,014,012
Meridian Bioscience, Inc.	20,195	393,803
Merit Medical Systems, Inc.*	23,601	468,008
Natus Medical, Inc.*	16,017	605,443
Neogen Corp.*	17,513	985,106
Nevro Corp. (x)*	11,362	838,061
Novocure Ltd. (x)*	23,631	275,774
NuVasive, Inc.*	23,320	1,392,670
NxStage Medical, Inc.*	29,698	643,853
OraSure Technologies, Inc.*	28,162	166,437
Orthofix International N.V.*	8,764	371,594
Oxford Immunotec Global plc*	7,281	65,529
Penumbra, Inc. (x)*	12,016	714,952
Quidel Corp.*	15,714	280,652
Rockwell Medical, Inc. (x)*	24,619	186,366
RTI Surgical, Inc.*	20,883	74,970
Second Sight Medical Products, Inc. (x)*	5,071	18,154
Senseonics Holdings, Inc. (x)*	9,992	39,269
Spectranetics Corp. (x)*	22,341	418,000
STAAR Surgical Co. (x)*	14,034	77,327
SurModics, Inc.*	7,892	185,304

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Symmetry Surgical, Inc.*	3,135	$41,163
Tandem Diabetes Care, Inc.*	6,430	48,482
TransEnterix, Inc. (x)*	22,523	27,478
Utah Medical Products, Inc.	1,282	80,766
Vascular Solutions, Inc.*	8,550	356,193
Veracyte, Inc. (x)*	4,741	23,847
Wright Medical Group N.V.*	49,131	853,405
Zeltiq Aesthetics, Inc. (x)*	15,624	427,004

		25,149,227

Health Care Providers & Services (2.3%)
AAC Holdings, Inc. (x)*	4,794	109,399
Aceto Corp.	15,343	335,858
Addus HomeCare Corp.*	2,248	39,183
Adeptus Health, Inc., Class A (x)*	5,813	300,300
Air Methods Corp. (x)*	18,164	650,816
Almost Family, Inc.*	3,449	146,962
Amedisys, Inc.*	13,465	679,713
American Renal Associates Holdings, Inc. (x)*	4,360	126,309
AMN Healthcare Services, Inc.*	22,477	898,406
BioScrip, Inc. (x)*	24,323	62,024
BioTelemetry, Inc.*	12,174	198,436
Capital Senior Living Corp.*	15,079	266,446
Chemed Corp.	7,620	1,038,682
Civitas Solutions, Inc.*	7,601	158,329
Community Health Systems, Inc. (x)*	52,092	627,709
CorVel Corp.*	4,033	174,145
Cross Country Healthcare, Inc.*	14,840	206,573
Diplomat Pharmacy, Inc. (x)*	20,715	725,025
Ensign Group, Inc.	25,534	536,469
ExamWorks Group, Inc.*	19,118	666,262
Genesis Healthcare, Inc.*	18,511	32,765
HealthEquity, Inc.*	19,836	602,717
HealthSouth Corp.	42,976	1,668,328
Healthways, Inc.*	15,018	173,458
Kindred Healthcare, Inc.	40,253	454,456
Landauer, Inc.	5,494	226,133
LHC Group, Inc.*	6,761	292,616
Magellan Health, Inc.*	12,146	798,842
Molina Healthcare, Inc.*	20,224	1,009,178
National HealthCare Corp.	5,119	331,404
National Research Corp., Class A	8,229	112,737
Nobilis Health Corp. (x)*	18,371	40,967
Owens & Minor, Inc.	29,576	1,105,551
PharMerica Corp.*	15,924	392,686
Providence Service Corp.*	6,195	278,032
Quorum Health Corp.*	14,582	156,173
RadNet, Inc.*	12,806	68,384
Select Medical Holdings Corp.*	50,598	550,000
Surgery Partners, Inc.*	10,100	180,790
Surgical Care Affiliates, Inc.*	12,223	582,670
Team Health Holdings, Inc.*	32,195	1,309,371
Teladoc, Inc. (x)*	9,785	156,756
Triple-S Management Corp., Class B*	11,731	286,588
U.S. Physical Therapy, Inc.	6,156	370,653
Universal American Corp.	24,557	186,142
USMD Holdings, Inc. (x)*	667	12,500

		19,326,943

Health Care Technology (0.5%)
Castlight Health, Inc., Class B (x)*	17,616	$69,759
Computer Programs & Systems, Inc. (x)	5,666	226,187
Cotiviti Holdings, Inc. (x)*	7,947	167,920
Evolent Health, Inc., Class A (x)*	7,049	135,341
HealthStream, Inc.*	11,730	311,080
HMS Holdings Corp.*	42,595	750,098
Imprivata, Inc.*	6,704	93,856
Medidata Solutions, Inc.*	26,159	1,226,072
Omnicell, Inc.*	16,522	565,548
Press Ganey Holdings, Inc.*	10,499	413,136
Quality Systems, Inc.	26,495	315,555
Vocera Communications, Inc.*	9,754	125,339

		4,399,891

Life Sciences Tools & Services (0.6%)
Accelerate Diagnostics, Inc. (x)*	12,223	175,889
Albany Molecular Research, Inc. (x)*	11,327	152,235
Cambrex Corp.*	15,432	798,297
ChromaDex Corp. (x)*	9,672	40,042
Enzo Biochem, Inc.*	13,019	77,723
Fluidigm Corp. (x)*	14,823	133,852
INC Research Holdings, Inc., Class A*	19,565	746,014
Luminex Corp.*	19,566	395,820
NanoString Technologies, Inc.*	4,988	62,849
NeoGenomics, Inc.*	23,804	191,384
Pacific Biosciences of California, Inc. (x)*	33,797	237,762
PAREXEL International Corp.*	25,759	1,619,726
PRA Health Sciences, Inc.*	11,255	470,009

		5,101,602

Pharmaceuticals (1.8%)
AcelRx Pharmaceuticals, Inc.*	11,566	31,113
Aclaris Therapeutics, Inc. (x)*	3,960	73,141
Aerie Pharmaceuticals, Inc. (x)*	10,853	191,013
Agile Therapeutics, Inc.*	3,997	30,417
Amphastar Pharmaceuticals, Inc.*	16,023	258,291
Ampio Pharmaceuticals, Inc. (x)*	14,222	18,346
ANI Pharmaceuticals, Inc. (x)*	4,083	227,913
Aratana Therapeutics, Inc. (x)*	10,995	69,488
Axsome Therapeutics, Inc. (x)*	3,303	24,905
Bio-Path Holdings, Inc. (x)*	26,919	53,569
Catalent, Inc.*	45,828	1,053,586
Cempra, Inc. (x)*	17,767	292,978
Collegium Pharmaceutical, Inc. (x)*	6,074	71,977
Corcept Therapeutics, Inc. (x)*	31,148	170,068
Depomed, Inc. (x)*	29,950	587,619
Dermira, Inc.*	9,620	281,385
Durect Corp. (x)*	42,081	51,339
Egalet Corp. (x)*	6,822	33,837
Endocyte, Inc.*	14,650	47,026
Flex Pharma, Inc. (x)*	3,430	35,020
Heska Corp.*	1,882	69,954
Horizon Pharma plc*	76,035	1,252,296
Impax Laboratories, Inc.*	36,008	1,037,751
Innoviva, Inc. (x)	42,082	443,123

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Intersect ENT, Inc.*	11,464	$148,230
Intra-Cellular Therapies, Inc. (x)*	16,230	630,049
Lannett Co., Inc. (x)*	12,910	307,129
Lipocine, Inc. (x)*	5,417	16,468
Medicines Co. (x)*	31,790	1,069,098
MyoKardia, Inc. (x)*	4,233	52,489
Nektar Therapeutics*	61,865	880,339
Neos Therapeutics, Inc. (x)*	4,446	41,259
Ocular Therapeutix, Inc. (x)*	8,001	39,605
Omeros Corp. (x)*	17,993	189,286
Pacira Pharmaceuticals, Inc.*	18,064	609,299
Paratek Pharmaceuticals, Inc. (x)*	5,441	75,684
Phibro Animal Health Corp., Class A	8,555	159,636
Prestige Brands Holdings, Inc.*	25,085	1,389,709
Reata Pharmaceuticals, Inc., Class A (x)*	1,894	37,406
Relypsa, Inc. (x)*	17,463	323,066
Revance Therapeutics, Inc. (x)*	8,843	120,265
Sagent Pharmaceuticals, Inc.*	12,943	193,886
SciClone Pharmaceuticals, Inc.*	24,301	317,371
Sucampo Pharmaceuticals, Inc., Class A*	12,834	140,789
Supernus Pharmaceuticals, Inc.*	20,871	425,142
Teligent, Inc. (x)*	15,528	110,870
Tetraphase Pharmaceuticals, Inc. (x)*	18,310	78,733
TherapeuticsMD, Inc. (x)*	69,089	587,257
Theravance Biopharma, Inc. (x)*	16,054	364,265
Titan Pharmaceuticals, Inc. (x)*	6,200	33,914
WaVe Life Sciences Ltd. (x)*	3,102	64,180
XenoPort, Inc.*	33,866	238,417
Zogenix, Inc. (x)*	7,626	61,389

		15,111,385

Total Health Care		104,648,072

Industrials (12.6%)
Aerospace & Defense (1.4%)
AAR Corp.	17,934	418,580
Aerojet Rocketdyne Holdings, Inc. (x)*	29,530	539,808
Aerovironment, Inc.*	9,511	264,406
American Science & Engineering, Inc.	2,634	98,538
Astronics Corp.*	10,094	335,727
Cubic Corp.	12,590	505,614
Curtiss-Wright Corp.	20,833	1,755,180
DigitalGlobe, Inc.*	31,838	681,015
Ducommun, Inc.*	3,540	70,021
Engility Holdings, Inc.*	8,640	182,477
Esterline Technologies Corp.*	14,509	900,138
KEYW Holding Corp. (x)*	11,857	117,859
KLX, Inc.*	25,200	781,200
Kratos Defense & Security Solutions, Inc. (x)*	16,256	66,650
Mercury Systems, Inc.*	18,414	457,772
Moog, Inc., Class A*	16,106	868,436
National Presto Industries, Inc.	1,575	148,601
Sparton Corp.*	3,590	78,154
TASER International, Inc. (x)*	26,380	656,334
Teledyne Technologies, Inc.*	16,748	1,658,889

Triumph Group, Inc.	23,251	$825,411
Vectrus, Inc.*	3,994	113,789

		11,524,599

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.*	24,929	323,080
Atlas Air Worldwide Holdings, Inc.*	11,797	488,632
Echo Global Logistics, Inc.*	14,660	328,677
Forward Air Corp.	15,501	690,260
Hub Group, Inc., Class A*	16,857	646,803
Park-Ohio Holdings Corp.	2,898	81,955
Radiant Logistics, Inc.*	11,051	33,153
XPO Logistics, Inc. (x)*	46,205	1,213,343

		3,805,903

Airlines (0.4%)
Allegiant Travel Co.	6,525	988,537
Hawaiian Holdings, Inc.*	24,906	945,432
SkyWest, Inc.	25,626	678,064
Virgin America, Inc.*	10,192	572,892

		3,184,925

Building Products (1.1%)
AAON, Inc.	18,979	522,112
Advanced Drainage Systems, Inc. (x)	16,658	455,929
American Woodmark Corp.*	6,638	440,630
Apogee Enterprises, Inc.	13,770	638,240
Armstrong Flooring, Inc.*	7,884	133,634
Builders FirstSource, Inc. (x)*	39,584	445,320
Caesarstone Ltd. (x)*	11,248	390,980
Continental Building Products, Inc.*	16,204	360,215
CSW Industrials, Inc. (x)*	4,809	156,822
Gibraltar Industries, Inc.*	14,980	472,919
Griffon Corp.	15,227	256,727
Insteel Industries, Inc.	8,418	240,671
Masonite International Corp.*	14,654	969,216
NCI Building Systems, Inc.*	13,351	213,482
Nortek, Inc.*	4,609	273,360
Patrick Industries, Inc.*	6,660	401,531
PGT, Inc.*	22,778	234,613
Ply Gem Holdings, Inc.*	11,568	168,546
Quanex Building Products Corp.	16,544	307,553
Simpson Manufacturing Co., Inc.	20,130	804,596
Trex Co., Inc.*	14,201	637,909
Universal Forest Products, Inc.	9,579	887,878

		9,412,883

Commercial Services & Supplies (2.2%)
ABM Industries, Inc.	26,372	962,051
ACCO Brands Corp.*	53,692	554,638
Aqua Metals, Inc. (x)*	3,412	40,142
ARC Document Solutions, Inc.*	15,078	58,653
Brady Corp., Class A	22,527	688,425
Brink’s Co.	22,518	641,538
Casella Waste Systems, Inc., Class A*	12,759	100,158
CECO Environmental Corp.	9,021	78,843
Deluxe Corp.	23,426	1,554,784

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Ennis, Inc.	10,528	$201,927
Essendant, Inc.	18,856	576,239
G&K Services, Inc., Class A	9,355	716,312
Healthcare Services Group, Inc.	34,383	1,422,769
Heritage-Crystal Clean, Inc.*	4,562	55,702
Herman Miller, Inc.	28,186	842,480
HNI Corp.	21,137	982,659
InnerWorkings, Inc.*	11,861	98,090
Interface, Inc.	32,072	489,098
Kimball International, Inc., Class B	12,252	139,428
Knoll, Inc.	24,638	598,211
Matthews International Corp., Class A	15,343	853,684
McGrath RentCorp	11,893	363,807
Mobile Mini, Inc.	21,864	757,369
MSA Safety, Inc.	14,424	757,693
Multi-Color Corp.	6,928	439,235
NL Industries, Inc.*	2,063	5,302
Quad/Graphics, Inc.	13,754	320,331
SP Plus Corp.*	5,607	126,606
Steelcase, Inc., Class A	40,339	547,400
Team, Inc.*	12,896	320,208
Tetra Tech, Inc.	28,164	865,902
TRC Cos., Inc.*	6,153	38,887
U.S. Ecology, Inc.	10,208	469,058
UniFirst Corp.	7,117	823,579
Viad Corp.	8,688	269,328
VSE Corp.	1,542	103,006
West Corp.	22,029	433,090

		18,296,632

Construction & Engineering (0.8%)
Aegion Corp.*	17,171	335,006
Ameresco, Inc., Class A*	7,754	33,885
Argan, Inc.	6,277	261,876
Comfort Systems USA, Inc.	17,979	585,576
Dycom Industries, Inc. (x)*	14,435	1,295,686
EMCOR Group, Inc.	29,676	1,461,840
Granite Construction, Inc.	19,098	869,914
Great Lakes Dredge & Dock Corp.*	21,898	95,475
HC2 Holdings, Inc. (x)*	10,638	45,743
IES Holdings, Inc. (x)*	2,583	32,081
Layne Christensen Co. (x)*	5,791	46,907
MasTec, Inc.*	31,535	703,861
MYR Group, Inc.*	5,906	142,217
NV5 Global, Inc.*	2,520	71,669
Orion Group Holdings, Inc.*	9,826	52,176
Primoris Services Corp.	20,369	385,585
Tutor Perini Corp.*	20,246	476,793

		6,896,290

Electrical Equipment (0.6%)
Allied Motion Technologies, Inc.	2,309	53,707
American Superconductor Corp. (x)*	3,680	31,059
AZZ, Inc.	13,148	788,617
Babcock & Wilcox Enterprises, Inc.*	21,538	316,393
Encore Wire Corp.	9,982	372,129
Energous Corp. (x)*	4,890	63,326

EnerSys, Inc.	21,464	$1,276,464
FuelCell Energy, Inc. (x)*	7,261	45,164
Generac Holdings, Inc.*	31,447	1,099,387
General Cable Corp.	23,020	292,584
LSI Industries, Inc.	7,420	82,139
Plug Power, Inc. (x)*	55,700	103,602
Powell Industries, Inc.	3,236	127,304
Power Solutions International, Inc. (x)*	1,725	30,791
Preformed Line Products Co.	712	28,758
Sunrun, Inc. (x)*	21,103	125,141
Thermon Group Holdings, Inc.*	17,432	334,869
Vicor Corp.*	5,331	53,683

		5,225,117

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	18,196	344,632

Machinery (3.0%)
Actuant Corp., Class A	28,118	635,748
Alamo Group, Inc.	4,386	289,344
Albany International Corp., Class A	13,229	528,234
Altra Industrial Motion Corp.	12,068	325,595
American Railcar Industries, Inc. (x)	4,268	168,458
Astec Industries, Inc.	9,366	525,901
Barnes Group, Inc.	23,736	786,136
Blue Bird Corp. (x)*	1,686	20,063
Briggs & Stratton Corp.	22,309	472,505
Chart Industries, Inc.*	14,543	350,923
CIRCOR International, Inc.	7,814	445,320
CLARCOR, Inc.	22,801	1,386,985
Columbus McKinnon Corp.	6,946	98,286
Douglas Dynamics, Inc.	8,813	226,759
Dynamic Materials Corp.	4,355	46,816
Energy Recovery, Inc. (x)*	11,576	102,911
EnPro Industries, Inc.	10,360	459,880
ESCO Technologies, Inc.	12,922	516,105
ExOne Co. (x)*	3,743	39,564
Federal Signal Corp.	29,544	380,527
Franklin Electric Co., Inc.	23,091	763,158
FreightCar America, Inc.	4,389	61,666
Gencor Industries, Inc. (x)*	1,585	24,599
Global Brass & Copper Holdings, Inc.	10,145	276,857
Gorman-Rupp Co.	8,334	228,435
Graham Corp.	3,551	65,409
Greenbrier Cos., Inc. (x)	13,977	407,150
Hardinge, Inc.	3,533	35,542
Harsco Corp.	37,845	251,291
Hillenbrand, Inc.	28,510	856,440
Hurco Cos., Inc.	2,302	64,065
Hyster-Yale Materials Handling, Inc.	5,037	299,651
John Bean Technologies Corp.	13,831	846,734
Joy Global, Inc.	46,431	981,551
Kadant, Inc.	5,065	260,898
Kennametal, Inc.	37,178	822,006
Lindsay Corp. (x)	5,118	347,308
Lydall, Inc.*	8,256	318,351
Manitowoc Co., Inc. (x)	59,703	325,381
Meritor, Inc.*	40,305	290,196

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Milacron Holdings Corp. (x)*	8,289	$120,273
Miller Industries, Inc.	3,914	80,589
Mueller Industries, Inc.	27,088	863,565
Mueller Water Products, Inc., Class A	75,360	860,611
Navistar International Corp. (x)*	24,325	284,359
NN, Inc.	9,450	132,206
Omega Flex, Inc.	1,044	39,714
Proto Labs, Inc.*	11,378	654,918
RBC Bearings, Inc.*	11,436	829,110
Rexnord Corp.*	42,115	826,717
SPX Corp.*	21,223	315,162
SPX FLOW, Inc.*	15,745	410,472
Standex International Corp.	6,602	545,523
Sun Hydraulics Corp.	11,162	331,400
Supreme Industries, Inc., Class A	4,270	58,499
Tennant Co.	9,305	501,260
Titan International, Inc. (x)	14,671	90,960
TriMas Corp.*	22,569	406,242
Wabash National Corp.*	30,996	393,649
Watts Water Technologies, Inc., Class A	13,043	759,885
Woodward, Inc.	25,041	1,443,363

		25,281,225

Marine (0.1%)
Costamare, Inc.	10,529	80,758
Matson, Inc.	20,441	660,040
Scorpio Bulkers, Inc.*	13,341	37,221

		778,019

Professional Services (1.2%)
Acacia Research Corp.	18,363	80,797
Advisory Board Co.*	20,841	737,563
Barrett Business Services, Inc.	2,595	107,225
CBIZ, Inc.*	24,190	251,818
CEB, Inc.	15,739	970,782
CRA International, Inc.*	3,543	89,354
Exponent, Inc.	12,498	730,008
Franklin Covey Co.*	3,356	51,448
FTI Consulting, Inc.*	21,010	854,687
GP Strategies Corp.*	4,203	91,163
Heidrick & Struggles International, Inc.	6,147	103,761
Hill International, Inc.*	13,578	55,262
Huron Consulting Group, Inc.*	10,693	646,071
ICF International, Inc.*	9,022	369,000
IDI, Inc. (x)*	4,826	22,827
Insperity, Inc.	7,588	586,021
Kelly Services, Inc., Class A	14,139	268,217
Kforce, Inc.	8,431	142,400
Korn/Ferry International	26,631	551,262
Mistras Group, Inc.*	6,331	151,121
Navigant Consulting, Inc.*	23,369	377,409
On Assignment, Inc.*	23,950	884,953
Resources Connection, Inc.	18,782	277,598
RPX Corp.*	24,858	227,948
TriNet Group, Inc.*	20,180	419,542
TrueBlue, Inc.*	20,936	396,109
WageWorks, Inc.*	17,069	1,020,897

		10,465,243

Road & Rail (0.4%)
ArcBest Corp.	10,157	$165,051
Celadon Group, Inc.	10,007	81,757
Covenant Transportation Group, Inc., Class A*	4,304	77,773
Heartland Express, Inc. (x)	24,311	422,768
Knight Transportation, Inc.	31,161	828,259
Marten Transport Ltd.	8,498	168,261
P.A.M. Transportation Services, Inc.*	1,132	17,988
Roadrunner Transportation Systems, Inc.*	9,252	69,020
Saia, Inc.*	12,602	316,814
Swift Transportation Co. (x)*	35,350	544,744
Universal Logistics Holdings, Inc.	2,597	33,501
USA Truck, Inc.*	2,921	51,147
Werner Enterprises, Inc.	22,345	513,265
YRC Worldwide, Inc. (x)*	11,524	101,411

		3,391,759

Trading Companies & Distributors (1.0%)
Aircastle Ltd.	24,293	475,171
Applied Industrial Technologies, Inc.	17,955	810,489
Beacon Roofing Supply, Inc.*	27,620	1,255,881
BMC Stock Holdings, Inc.*	26,054	464,282
CAI International, Inc.*	5,544	41,580
DXP Enterprises, Inc.*	4,204	62,766
GATX Corp. (x)	19,259	846,818
GMS, Inc. (x)*	5,564	123,799
H&E Equipment Services, Inc. (x)	14,785	281,358
Kaman Corp.	13,578	577,337
Lawson Products, Inc.*	1,843	36,602
MRC Global, Inc.*	46,685	663,394
Neff Corp., Class A*	4,303	47,032
NOW, Inc.*	50,291	912,279
Real Industry, Inc.*	8,847	68,741
Rush Enterprises, Inc., Class A*	14,307	308,316
Rush Enterprises, Inc., Class B*	1,763	36,653
SiteOne Landscape Supply, Inc.*	5,632	191,432
TAL International Group, Inc.	15,305	205,240
Textainer Group Holdings Ltd. (x)	6,817	75,941
Titan Machinery, Inc. (x)*	6,212	69,264
Univar, Inc.*	20,269	383,287
Veritiv Corp.*	2,540	95,453
Willis Lease Finance Corp.*	1,410	31,344

		8,064,459

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	28,731	385,570

Total Industrials		107,057,256

Information Technology (15.6%)
Communications Equipment (1.5%)
ADTRAN, Inc.	25,878	482,625
Aerohive Networks, Inc. (x)*	8,036	53,198
Applied Optoelectronics, Inc. (x)*	5,928	66,097
Bel Fuse, Inc., Class B	3,185	56,629
Black Box Corp.	5,983	78,258
Brocade Communications Systems, Inc.	1	5

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

CalAmp Corp.*	17,418	$257,961
Calix, Inc.*	13,618	94,100
Ciena Corp.*	64,789	1,214,802
Clearfield, Inc. (x)*	3,849	68,859
Comtech Telecommunications Corp.	5,723	73,483
Digi International, Inc.*	9,000	96,570
Emcore Corp.*	6,402	38,028
Extreme Networks, Inc.*	33,961	115,128
Finisar Corp.*	50,305	880,841
Harmonic, Inc. (x)*	25,903	73,824
Infinera Corp.*	65,504	738,885
InterDigital, Inc.	16,650	927,072
Ixia*	31,804	312,315
KVH Industries, Inc.*	6,477	49,873
Lumentum Holdings, Inc.*	23,747	574,677
NETGEAR, Inc.*	15,582	740,768
NetScout Systems, Inc.*	45,783	1,018,672
Oclaro, Inc. (x)*	46,379	226,330
Plantronics, Inc.	16,240	714,560
Polycom, Inc.*	64,399	724,489
ShoreTel, Inc.*	27,444	183,600
Silicom Ltd. (x)	1,827	54,627
Sonus Networks, Inc.*	19,525	169,672
Ubiquiti Networks, Inc. (x)*	12,620	487,889
ViaSat, Inc. (x)*	20,681	1,476,623
Viavi Solutions, Inc.*	110,416	732,058

		12,782,518

Electronic Equipment, Instruments & Components (2.5%)
Agilysys, Inc.*	5,283	55,313
Anixter International, Inc.*	14,403	767,392
AVX Corp.	22,564	306,419
Badger Meter, Inc.	7,068	516,176
Belden, Inc.	20,268	1,223,579
Benchmark Electronics, Inc.*	24,187	511,555
Coherent, Inc.*	11,592	1,063,914
Control4 Corp. (x)*	7,491	61,127
CTS Corp.	15,699	281,326
Daktronics, Inc.	13,928	87,050
DTS, Inc.*	7,036	186,102
Electro Rent Corp.	6,985	107,639
Electro Scientific Industries, Inc.*	8,435	49,260
ePlus, Inc.*	2,944	240,790
Fabrinet*	18,082	671,204
FARO Technologies, Inc.*	8,136	275,241
II-VI, Inc.*	28,253	530,026
Insight Enterprises, Inc.*	18,073	469,898
InvenSense, Inc. (x)*	40,311	247,106
Itron, Inc.*	16,551	713,348
Kimball Electronics, Inc.*	11,651	145,055
Knowles Corp.*	42,056	575,326
Littelfuse, Inc.	10,472	1,237,686
Maxwell Technologies, Inc.*	10,121	53,439
Mesa Laboratories, Inc. (x)	1,407	173,061
Methode Electronics, Inc.	17,207	588,996
MTS Systems Corp.	7,553	331,123
Multi-Fineline Electronix, Inc.*	3,771	87,487
Novanta, Inc.*	15,499	234,810
OSI Systems, Inc.*	8,811	512,183
Park Electrochemical Corp.	7,193	104,514
PC Connection, Inc.	4,519	107,552

Plexus Corp.*	16,550	$714,960
QLogic Corp.*	39,579	583,394
RadiSys Corp.*	11,796	52,846
Rofin-Sinar Technologies, Inc.*	13,779	440,101
Rogers Corp.*	9,126	557,599
Sanmina Corp.*	36,578	980,656
ScanSource, Inc.*	13,614	505,215
SYNNEX Corp.	13,997	1,327,196
Systemax, Inc.*	5,554	47,376
Tech Data Corp.*	17,180	1,234,383
TTM Technologies, Inc.*	33,858	254,951
Universal Display Corp.*	19,884	1,348,135
Vishay Intertechnology, Inc.	64,886	803,938
Vishay Precision Group, Inc.*	4,380	58,780

		21,425,227

Internet Software & Services (2.4%)
2U, Inc. (x)*	17,338	509,911
Alarm.com Holdings, Inc. (x)*	5,158	132,200
Amber Road, Inc. (x)*	6,001	46,268
Angie’s List, Inc.*	17,577	114,426
Apigee Corp. (x)*	5,086	62,151
Appfolio, Inc., Class A (x)*	2,889	41,775
Autobytel, Inc. (x)*	2,785	38,628
Bankrate, Inc.*	27,888	208,602
Bazaarvoice, Inc.*	27,655	110,897
Benefitfocus, Inc. (x)*	6,057	230,893
Blucora, Inc.*	13,734	142,284
Box, Inc., Class A (x)*	22,968	237,489
Brightcove, Inc.*	10,351	91,089
Carbonite, Inc.*	6,703	65,220
Care.com, Inc.*	6,628	77,415
ChannelAdvisor Corp.*	7,836	113,544
Cimpress N.V. (x)*	11,858	1,096,628
comScore, Inc.*	23,809	568,559
Cornerstone OnDemand, Inc.*	24,449	930,529
Cvent, Inc.*	14,239	508,617
Demandware, Inc.*	18,399	1,378,085
DHI Group, Inc.*	16,822	104,801
EarthLink Holdings Corp.	50,940	326,016
Endurance International Group Holdings, Inc. (x)*	28,688	257,905
Envestnet, Inc.*	19,428	647,147
Everyday Health, Inc.*	9,382	73,930
Five9, Inc. (x)*	16,594	197,469
Global Sources Ltd.*	2,507	22,989
Gogo, Inc. (x)*	29,668	248,915
GrubHub, Inc. (x)*	38,216	1,187,371
GTT Communications, Inc.*	12,234	226,084
Hortonworks, Inc. (x)*	19,403	207,418
inContact, Inc.*	32,098	444,557
Instructure, Inc. (x)*	4,682	88,958
Intralinks Holdings, Inc.*	17,078	111,007
j2 Global, Inc.	22,269	1,406,733
Limelight Networks, Inc.*	20,536	30,599
Liquidity Services, Inc.*	8,804	69,023
LivePerson, Inc.*	17,389	110,246
LogMeIn, Inc.*	12,656	802,770
Marchex, Inc., Class B*	11,213	35,657
Marketo, Inc.*	18,892	657,819
MeetMe, Inc.*	13,842	73,778
MINDBODY, Inc., Class A (x)*	9,108	147,003

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Monster Worldwide, Inc.*	44,965	$107,466
New Relic, Inc. (x)*	10,345	303,936
NIC, Inc.	31,945	700,873
Numerex Corp., Class A (x)*	4,088	30,619
Q2 Holdings, Inc.*	12,079	338,454
QuinStreet, Inc.*	11,317	40,175
Quotient Technology, Inc. (x)*	29,896	400,905
RealNetworks, Inc.*	11,208	48,307
Reis, Inc.	3,234	80,527
RetailMeNot, Inc.*	13,335	102,813
Rightside Group Ltd. (x)*	3,582	38,112
SciQuest, Inc.*	12,398	218,949
Shutterstock, Inc. (x)*	9,260	424,108
SPS Commerce, Inc.*	8,700	527,220
Stamps.com, Inc. (x)*	7,408	647,607
TechTarget, Inc.*	7,104	57,542
TrueCar, Inc. (x)*	23,461	184,169
United Online, Inc.*	5,284	58,124
Web.com Group, Inc.*	20,226	367,709
WebMD Health Corp. (x)*	17,999	1,045,922
Xactly Corp.*	7,751	99,290
XO Group, Inc.*	9,648	168,165

		20,174,397

IT Services (1.9%)
Acxiom Corp.*	37,482	824,229
ALJ Regional Holdings, Inc. (x)*	6,329	31,645
Blackhawk Network Holdings, Inc.*	26,411	884,504
CACI International, Inc., Class A*	11,522	1,041,704
Cardtronics, Inc.*	22,850	909,658
Cass Information Systems, Inc.	6,183	319,661
Convergys Corp.	43,385	1,084,625
CSG Systems International, Inc.	16,262	655,521
Datalink Corp.*	6,799	50,992
EPAM Systems, Inc.*	23,296	1,498,166
EVERTEC, Inc.	33,693	523,589
ExlService Holdings, Inc.*	16,060	841,705
Forrester Research, Inc.	4,470	164,764
Hackett Group, Inc.	8,110	112,486
Higher One Holdings, Inc.*	10,189	52,066
Information Services Group, Inc.*	10,428	39,105
Lionbridge Technologies, Inc.*	21,863	86,359
ManTech International Corp., Class A	12,182	460,723
MAXIMUS, Inc.	30,820	1,706,503
MoneyGram International, Inc.*	10,361	70,973
NCI, Inc., Class A	1,963	27,580
NeuStar, Inc., Class A (x)*	12,713	298,883
Perficient, Inc.*	16,713	339,441
PFSweb, Inc.*	4,135	39,283
Planet Payment, Inc.*	14,284	64,135
Science Applications International Corp.	20,662	1,205,628
ServiceSource International, Inc.*	21,470	86,524
Sykes Enterprises, Inc.*	20,292	587,656
Syntel, Inc.*	16,267	736,244
TeleTech Holdings, Inc.	6,828	185,244
Travelport Worldwide Ltd.	54,602	703,820
Unisys Corp. (x)*	17,349	126,301
Virtusa Corp.*	14,502	418,818

		16,178,535

Semiconductors & Semiconductor Equipment (2.9%)
Acacia Communications, Inc.*	3,236	$129,246
Advanced Energy Industries, Inc.*	19,581	743,295
Advanced Micro Devices, Inc.*	313,635	1,612,084
Alpha & Omega Semiconductor Ltd.*	6,100	84,973
Ambarella, Inc. (x)*	15,348	779,832
Amkor Technology, Inc.*	47,878	275,299
Applied Micro Circuits Corp.*	38,058	244,332
Axcelis Technologies, Inc.*	40,013	107,635
Brooks Automation, Inc.	33,350	374,187
Cabot Microelectronics Corp.	12,589	533,018
Cavium, Inc.*	26,328	1,016,261
CEVA, Inc.*	8,607	233,852
Cirrus Logic, Inc.*	30,203	1,171,574
Cohu, Inc.	9,234	100,189
Diodes, Inc.*	19,572	367,758
DSP Group, Inc.*	7,707	81,771
Entegris, Inc.*	69,628	1,007,517
Exar Corp.*	14,140	113,827
Fairchild Semiconductor International, Inc.*	56,394	1,119,421
FormFactor, Inc.*	26,844	241,326
GigPeak, Inc. (x)*	15,580	30,537
Inphi Corp.*	18,511	592,907
Integrated Device Technology, Inc.*	65,652	1,321,575
Intersil Corp., Class A	63,836	864,339
IXYS Corp.	8,807	90,272
Kopin Corp.*	22,178	49,235
Lattice Semiconductor Corp.*	55,275	295,721
MACOM Technology Solutions Holdings, Inc.*	11,007	363,011
MaxLinear, Inc., Class A*	26,144	470,069
Microsemi Corp.*#	53,950	1,763,086
MKS Instruments, Inc.	25,172	1,083,906
Monolithic Power Systems, Inc.	18,392	1,256,541
Nanometrics, Inc.*	9,177	190,790
NeoPhotonics Corp.*	10,233	97,520
NVE Corp.	1,706	100,057
PDF Solutions, Inc.*	10,285	143,887
Photronics, Inc.*	29,585	263,602
Power Integrations, Inc.	13,966	699,278
Rambus, Inc.*	52,370	632,630
Rudolph Technologies, Inc.*	13,853	215,137
Semtech Corp.*	30,481	727,277
Sigma Designs, Inc.*	12,627	81,192
Silicon Laboratories, Inc.*	20,048	977,140
Synaptics, Inc.*	17,997	967,339
Tessera Technologies, Inc.	23,094	707,600
Ultra Clean Holdings, Inc.*	11,416	64,957
Ultratech, Inc.*	11,084	254,599
Veeco Instruments, Inc.*	21,603	357,746
Xcerra Corp.*	19,028	109,411

		25,108,758

Software (3.8%)
A10 Networks, Inc.*	14,756	95,471
ACI Worldwide, Inc.*	54,921	1,071,509
American Software, Inc., Class A	8,624	90,380
Aspen Technology, Inc.*	40,615	1,634,348

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

AVG Technologies N.V.*	20,806	$395,106
Barracuda Networks, Inc. (x)*	11,714	177,350
Blackbaud, Inc.	22,252	1,510,911
Bottomline Technologies de, Inc.*	19,455	418,866
BroadSoft, Inc.*	13,889	569,866
Callidus Software, Inc.*	27,068	540,819
CommVault Systems, Inc.*	19,117	825,663
Digimarc Corp. (x)*	2,723	87,027
Ebix, Inc. (x)	11,668	558,897
Ellie Mae, Inc.*	14,419	1,321,501
EnerNOC, Inc. (x)*	9,589	60,602
Epiq Systems, Inc.	12,393	180,938
Exa Corp.*	4,498	64,996
Fair Isaac Corp.	14,688	1,659,891
Fleetmatics Group plc*	18,725	811,354
Gigamon, Inc.*	14,733	550,867
Globant S.A. (x)*	12,127	477,197
Glu Mobile, Inc. (x)*	52,086	114,589
Guidance Software, Inc.*	6,702	41,485
HubSpot, Inc.*	13,598	590,425
Imperva, Inc.*	13,323	573,022
Infoblox, Inc.*	27,475	515,431
Interactive Intelligence Group, Inc. (x)*	9,346	383,093
Jive Software, Inc.*	19,077	71,730
Mentor Graphics Corp.	50,552	1,074,736
MicroStrategy, Inc., Class A*	4,429	775,164
Mitek Systems, Inc.*	9,920	70,531
MobileIron, Inc.*	13,667	41,684
Model N, Inc.*	7,677	102,488
Monotype Imaging Holdings, Inc.	20,762	511,368
Park City Group, Inc. (x)*	3,650	32,740
Paycom Software, Inc. (x)*	20,742	896,262
Paylocity Holding Corp. (x)*	9,407	406,382
Pegasystems, Inc.	17,751	478,389
Progress Software Corp.*	23,697	650,720
Proofpoint, Inc. (x)*	19,570	1,234,671
PROS Holdings, Inc.*	12,287	214,162
QAD, Inc., Class A	3,620	69,757
Qlik Technologies, Inc.*	43,785	1,295,160
Qualys, Inc.*	12,939	385,712
Rapid7, Inc. (x)*	12,277	154,445
RealPage, Inc.*	27,028	603,535
RingCentral, Inc., Class A*	27,584	543,956
Rosetta Stone, Inc.*	6,210	48,128
Rovi Corp.*	40,396	631,793
Rubicon Project, Inc.*	16,012	218,564
Sapiens International Corp. N.V.	9,781	114,536
SecureWorks Corp., Class A (x)*	4,296	60,574
Silver Spring Networks, Inc.*	17,261	209,721
Synchronoss Technologies, Inc.*	20,117	640,928
Take-Two Interactive Software, Inc.*	40,243	1,526,015
Tangoe, Inc.*	12,031	92,879
Telenav, Inc.*	10,289	52,474
TiVo, Inc.*	49,745	492,476
TubeMogul, Inc. (x)*	9,988	118,857
Varonis Systems, Inc. (x)*	4,740	113,855
VASCO Data Security International, Inc. (x)*	14,064	230,509
Verint Systems, Inc.*	30,097	997,114
VirnetX Holding Corp. (x)*	16,381	65,524

Workiva, Inc. (x)*	8,328	$113,760
Xura, Inc.*	9,601	234,552
Zendesk, Inc.*	38,343	1,011,488
Zix Corp.*	18,381	68,929

		31,977,872

Technology Hardware, Storage & Peripherals (0.6%)
3D Systems Corp. (x)*	50,587	692,536
Avid Technology, Inc.*	11,613	67,472
CPI Card Group, Inc. (x)	5,968	29,900
Cray, Inc.*	19,406	580,627
Diebold, Inc.	29,587	734,645
Eastman Kodak Co. (x)*	8,384	134,815
Electronics for Imaging, Inc.*	22,280	958,931
Immersion Corp. (x)*	9,249	67,888
Nimble Storage, Inc.*	28,429	226,295
Pure Storage, Inc., Class A (x)*	28,653	312,318
Silicon Graphics International Corp. (x)*	11,216	56,416
Stratasys Ltd. (x)*	23,589	539,952
Super Micro Computer, Inc.*	18,056	448,692
USA Technologies, Inc.*	11,983	51,167

		4,901,654

Total Information Technology		132,548,961

Materials (4.1%)
Chemicals (2.2%)
A. Schulman, Inc.	13,596	332,014
AgroFresh Solutions, Inc. (x)*	6,864	36,448
American Vanguard Corp.	9,769	147,610
Axiall Corp.	35,121	1,145,296
Balchem Corp.	15,498	924,456
Calgon Carbon Corp.	24,528	322,543
Chase Corp.	2,744	162,088
Chemtura Corp.*	31,875	840,862
Chermours Co. (x)	86,308	711,178
Codexis, Inc.*	10,902	43,935
Ferro Corp.*	41,798	559,257
Flotek Industries, Inc. (x)*	24,574	324,377
FutureFuel Corp.	8,462	92,067
GCP Applied Technologies, Inc.*	33,362	868,746
H.B. Fuller Co.	23,524	1,034,821
Hawkins, Inc.	3,292	142,906
Ingevity Corp.*	20,119	684,851
Innophos Holdings, Inc.	10,476	442,192
Innospec, Inc.	11,472	527,597
KMG Chemicals, Inc.	3,550	92,264
Koppers Holdings, Inc.*	9,671	297,190
Kraton Performance Polymers, Inc.*	15,462	431,854
Kronos Worldwide, Inc. (x)	11,084	58,191
LSB Industries, Inc. (x)*	7,189	86,843
Minerals Technologies, Inc.	16,877	958,614
Olin Corp.	79,811	1,982,505
OMNOVA Solutions, Inc.*	13,488	97,788
PolyOne Corp.	40,147	1,414,780
Quaker Chemical Corp.	6,072	541,622
Rayonier Advanced Materials, Inc.	19,820	269,354
Sensient Technologies Corp.	21,409	1,520,895
Stepan Co.	9,194	547,319
TerraVia Holdings, Inc. (x)*	28,916	75,760
Trecora Resources*	7,352	76,681

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Tredegar Corp.	9,000	$145,080
Trinseo S.A. (x)*	13,568	582,474
Tronox Ltd., Class A (x)	21,083	92,976
Valhi, Inc.	6,750	10,598

		18,626,032

Construction Materials (0.2%)
Headwaters, Inc.*	37,464	672,104
Summit Materials, Inc., Class A*	29,867	611,079
U.S. Concrete, Inc. (x)*	6,917	421,315
United States Lime & Minerals, Inc.	696	41,057

		1,745,555

Containers & Packaging (0.1%)
AEP Industries, Inc.	1,369	110,150
Greif, Inc., Class A	13,178	491,144
Greif, Inc., Class B (x)	2,550	139,612
Multi Packaging Solutions International Ltd.*	11,965	159,733
Myers Industries, Inc.	6,838	98,467
UFP Technologies, Inc.*	2,013	45,373

		1,044,479

Metals & Mining (1.1%)
AK Steel Holding Corp. (x)*	111,292	518,621
Allegheny Technologies, Inc. (x)	51,089	651,385
Ampco-Pittsburgh Corp.	2,641	29,870
Carpenter Technology Corp.	23,006	757,588
Century Aluminum Co. (x)*	26,906	170,315
Cliffs Natural Resources, Inc. (x)*	84,087	476,773
Coeur Mining, Inc. (x)*	72,294	770,654
Commercial Metals Co.	56,468	954,309
Ferroglobe plc	34,009	292,817
Gold Resource Corp.	16,410	58,912
Handy & Harman Ltd.*	979	25,640
Haynes International, Inc.	4,863	156,005
Hecla Mining Co. (x)	177,048	902,945
Kaiser Aluminum Corp.	8,046	727,439
Materion Corp.	10,236	253,443
Olympic Steel, Inc.	3,182	86,900
Ryerson Holding Corp. (x)*	4,397	76,948
Schnitzer Steel Industries, Inc., Class A	12,284	216,198
Stillwater Mining Co.*	57,362	680,313
SunCoke Energy, Inc.	21,491	125,078
TimkenSteel Corp. (x)	13,167	126,667
Worthington Industries, Inc.	22,078	933,899

		8,992,719

Paper & Forest Products (0.5%)
Boise Cascade Co.*	20,489	470,223
Clearwater Paper Corp.*	8,280	541,264
Deltic Timber Corp.	5,046	338,738
KapStone Paper and Packaging Corp.	42,550	553,575
Louisiana-Pacific Corp.*	67,648	1,173,693
Neenah Paper, Inc.	8,050	582,578
P.H. Glatfelter Co.	20,417	399,356
Schweitzer-Mauduit International, Inc.	15,660	552,485

		4,611,912

Total Materials		35,020,697

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.7%)
8x8, Inc.*	41,758	$610,084
ATN International, Inc.	5,495	427,566
Cincinnati Bell, Inc.*	100,078	457,357
Cogent Communications Holdings, Inc.	19,683	788,501
Consolidated Communications Holdings, Inc. (x)	25,196	686,339
FairPoint Communications, Inc.*	8,508	124,898
General Communication, Inc., Class A*	15,475	244,505
Globalstar, Inc. (x)*	177,612	214,911
Hawaiian Telcom Holdco, Inc.*	5,364	113,663
IDT Corp., Class B	5,712	81,053
Inteliquent, Inc.	15,816	314,580
Intelsat S.A. (x)*	10,223	26,375
Iridium Communications, Inc. (x)*	44,074	391,377
Lumos Networks Corp.*	6,634	80,271
ORBCOMM, Inc.*	29,796	296,470
pdvWireless, Inc. (x)*	3,375	72,191
Straight Path Communications, Inc., Class B (x)*	2,973	82,263
Vonage Holdings Corp.*	89,739	547,408
Windstream Holdings, Inc. (x)	46,873	434,513

		5,994,325

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	13,047	116,379
NII Holdings, Inc.*	17,594	55,949
Shenandoah Telecommunications Co.	22,442	876,585
Spok Holdings, Inc.	7,492	143,584

		1,192,497

Total Telecommunication Services		7,186,822

Utilities (3.9%)
Electric Utilities (1.2%)
ALLETE, Inc.	23,108	1,493,470
El Paso Electric Co.	19,209	908,009
Empire District Electric Co.	21,801	740,580
Genie Energy Ltd., Class B*	4,318	29,233
IDACORP, Inc.	24,013	1,953,458
MGE Energy, Inc.	16,291	920,686
Otter Tail Corp.	18,592	622,646
PNM Resources, Inc.	37,970	1,345,657
Portland General Electric Co.	43,344	1,912,337
Spark Energy, Inc., Class A	3,167	104,669

		10,030,745

Gas Utilities (1.3%)
Chesapeake Utilities Corp.	6,991	462,665
Delta Natural Gas Co., Inc. (x)	1,984	53,449
New Jersey Resources Corp.	40,557	1,563,472
Northwest Natural Gas Co.	12,539	812,778
ONE Gas, Inc.	25,396	1,691,120
South Jersey Industries, Inc.	37,658	1,190,746
Southwest Gas Corp.	22,503	1,771,211
Spire, Inc.	21,654	1,533,969
WGL Holdings, Inc.	23,804	1,685,085

		10,764,495

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Independent Power and Renewable Electricity Producers (0.6%)
Atlantic Power Corp.	43,636	$108,217
Atlantica Yield plc (x)	26,833	498,557
Dynegy, Inc.*	55,223	952,045
NRG Yield, Inc., Class A (x)	16,124	245,407
NRG Yield, Inc., Class C (x)	30,149	470,023
Ormat Technologies, Inc.	18,246	798,445
Pattern Energy Group, Inc. (x)	26,749	614,425
Talen Energy Corp.*	40,410	547,555
TerraForm Global, Inc., Class A (x)	39,550	128,933
TerraForm Power, Inc., Class A (x)*	41,047	447,412
Vivint Solar, Inc. (x)*	7,323	22,482

		4,833,501

Multi-Utilities (0.5%)
Avista Corp.	30,685	1,374,688
Black Hills Corp.	24,463	1,542,148
NorthWestern Corp.	22,964	1,448,339
Unitil Corp.	6,556	279,745

		4,644,920

Water Utilities (0.3%)
American States Water Co.	17,211	754,186
Artesian Resources Corp., Class A	2,644	89,685
California Water Service Group	23,087	806,429
Connecticut Water Service, Inc.	5,410	304,042
Consolidated Water Co., Ltd.	4,989	65,156
Global Water Resources, Inc. (x)	2,444	21,507
Middlesex Water Co.	7,336	318,236
SJW Corp.	6,717	264,515
York Water Co.	4,857	155,618

		2,779,374

Total Utilities		33,053,035

Total Common Stocks (90.4%) (Cost $683,657,563)		769,883,870

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Chelsea Therapeutics International Ltd. (Contingent Value Shares) (b)*†	15,200	912
Dyax Corp. (Contingent Value Shares) (b)*†	69,052	57,486

		58,398

Pharmaceuticals (0.0%)
Furiex Pharmaceuticals, Inc. (Contingent Value Shares) (b)*†	3,800	—
Omthera Pharmaceuticals, Inc. (Contingent Value Shares) (b)*†	5,500	2,475

		2,475

Total Health Care		60,873

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc. (Contingent Value Shares) (b)*†	21,501	$—

Total Information Technology		—

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc. (Contingent Value Shares) (b)*†	23,247	52,305

Total Telecommunication Services		52,305

Total Rights (0.0%) (Cost $—)		113,178

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	2,220,881	2,220,881

	Principal Amount	Value (Note 1)
Repurchase Agreements (10.8%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $9,000,113, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $9,180,002. (xx)	$9,000,000	9,000,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $4,700,054, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $4,794,007. (xx)	4,700,000	4,700,000
Deutsche Bank Securities, Inc., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $6,000,067, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-1.125%, maturing 12/31/17-2/28/21; total market value $6,120,001. (xx)	6,000,000	6,000,000
HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $5,000,053, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $5,100,103. (xx)	5,000,000	5,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $7,000,070, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $7,140,033. (xx)	$7,000,000	$7,000,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $8,093,431, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $8,255,204. (xx)	8,093,336	8,093,336
Mizuho Securities USA, Inc., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $3,500,044, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.750%, maturing 5/31/17-5/31/23; total market value $3,570,001. (xx)	3,500,000	3,500,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $7,000,093, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $7,140,096. (xx)	7,000,000	7,000,000
Natixis, 0.600%, dated 6/30/16, due 7/1/16, repurchase price $8,000,133, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50; total market value $8,160,136. (xx)	8,000,000	8,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $6,000,067, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $6,120,000. (xx)	6,000,000	6,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/6/16, repurchase price $10,000,667, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.750%, maturing 10/31/17-8/15/42; total market value $10,200,000. (xx)	10,000,000	10,000,000

RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $6,000,065, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $6,120,013. (xx)	$6,000,000	$6,000,000
RBS Securities, Inc., 0.400%, dated 6/30/16, due 7/5/16, repurchase price $5,000,278, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-6.125%, maturing 2/28/17-5/15/44; total market value $5,100,097. (xx)	5,000,000	5,000,000
Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $2,000,093, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 12/8/16-2/15/37; total market value $2,040,001. (xx)	2,000,000	2,000,000
Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $5,000,233, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.250%, maturing 6/30/17-5/15/44; total market value $5,100,001. (xx)	5,000,000	5,000,000

Total Repurchase Agreements		92,293,336

Total Short-Term Investments (11.1%) (Cost $94,514,217)		94,514,217

Total Investments (101.5%) (Cost $778,171,780)		864,511,265
Other Assets Less Liabilities (-1.5%)		(13,134,145)

Net Assets (100%)		$851,377,120

*	Non-income producing.
†	Securities (totaling $154,843 or 0.0% of net assets) held at fair value by management.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $228,760.
(b)	Illiquid Security.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $90,866,678. This was secured by collateral of $92,293,336 which was received as cash and subsequently invested in short-term investments currently valued at $92,293,336, as reported in the Portfolio of Investments, and $1,455,745 collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.500%, maturing 7/14/16-2/15/46.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)
PennyMac Financial Services, Inc.	$38,523	$—	$—	$31,325	$—	$—
PennyMac Mortgage Investment Trust (REIT)	210,435	147,950	—	373,355	6,481	—

	$248,958	$147,950	$—	$404,680	$6,481	$—

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	709	September-16	$83,540,849	$81,350,660	$(2,190,189)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (c)		Total
Assets:
Common Stocks
Consumer Discretionary	$104,446,568	$78,341	$—		$104,524,909
Consumer Staples	24,121,419	—	—		24,121,419
Energy	23,427,323	—	—		23,427,323
Financials	198,253,711	—	41,665		198,295,376
Health Care	104,648,072	—	—		104,648,072
Industrials	107,057,256	—	—		107,057,256
Information Technology	132,108,860	440,101	—		132,548,961
Materials	34,529,553	491,144	—		35,020,697
Telecommunication Services	7,186,822	—	—		7,186,822
Utilities	33,053,035	—	—		33,053,035
Rights
Health Care	—	—	60,873		60,873
Information Technology	—	—	—	(d)	— (d)
Telecommunication Services	—	—	52,305		52,305
Short-Term Investments
Investment Companies	2,220,881	—	—		2,220,881
Repurchase Agreements	—	92,293,336	—		92,293,336

Total Assets	$771,053,500	$93,302,922	$154,843		$864,511,265

Liabilities:
Futures	$(2,190,189)	$—	$—		$(2,190,189)

Total Liabilities	$(2,190,189)	$—	$—		$(2,190,189)

Total	$768,863,311	$93,302,922	$154,843		$862,321,076

(a)	A security with a market value of $238,374 transferred from Level 2 to Level 1 at the end of the period due to active trading.
(b)	Securities with a market value of $931,245 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.
(c)	A security with a market value of $41,665 transferred from Level 1 to Level 3 at the end of the period due to inactive trading.
(d)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(2,190,189	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$2,782,311

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$(851,035)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $77,449,000 during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$9,000,000	$—	$9,000,000	$(9,000,000)	$—
Deutsche Bank AG	4,700,000	—	4,700,000	(4,700,000)	—
Deutsche Bank Securities, Inc.	6,000,000	—	6,000,000	(6,000,000)	—
HSBC Securities, Inc.	12,000,000	—	12,000,000	(12,000,000)	—
Merrill Lynch PFS, Inc.	8,093,336	—	8,093,336	(8,093,336)	—
Mizuho Securities USA, Inc.	3,500,000	—	3,500,000	(3,500,000)	—
Natixis	15,000,000	—	15,000,000	(15,000,000)	—
Nomura Securities Co., Ltd.	16,000,000	—	16,000,000	(16,000,000)	—
RBS Securities, Inc.	11,000,000	—	11,000,000	(11,000,000)	—
Societe Generale S.A.	7,000,000	—	7,000,000	(7,000,000)	—

Total	$92,293,336	$—	$92,293,336	$(92,293,336)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$89,850,267
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$139,655,322

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$169,447,934
Aggregate gross unrealized depreciation	(84,603,120)

Net unrealized appreciation	$84,844,814

Federal income tax cost of investments	$779,666,451

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $477,231)	$404,680
Unaffiliated Issuers (Cost $685,401,213)	771,813,249
Repurchase Agreements (Cost $92,293,336)	92,293,336
Cash	74,290,928
Cash held as collateral at broker	3,742,400
Due from broker for futures variation margin	1,297,476
Dividends, interest and other receivables	982,492
Receivable for securities sold	216,498
Due from Custodian	145,006
Security lending income receivable	135,782
Receivable from Separate Accounts for Trust shares sold	38,488
Other assets	9,203

Total assets	945,369,538

LIABILITIES
Payable on return of securities loaned	92,293,336
Payable for securities purchased	1,071,735
Investment management fees payable	308,341
Payable to Separate Accounts for Trust shares redeemed	170,905
Administrative fees payable	94,375
Trustees’ fees payable	1,074
Accrued expenses	52,652

Total liabilities	93,992,418

NET ASSETS	$851,377,120

Net assets were comprised of:
Paid in capital	$735,941,609
Accumulated undistributed net investment income (loss)	4,387,585
Accumulated undistributed net realized gain (loss) on investments and futures	26,898,630
Net unrealized appreciation (depreciation) on investments and futures	84,149,296

Net assets	$851,377,120

Class K
Net asset value, offering and redemption price per share, $851,377,120 / 78,827,949 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.80

(x)	Includes value of securities on loan of $90,866,678.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends ($6,481 of dividend income received from affiliates) (net of $4,134 foreign withholding tax)	$5,984,364
Interest	82,880
Securities lending (net)	290,957

Total income	6,358,201

EXPENSES
Investment management fees	1,846,149
Administrative fees	558,396
Custodian fees	59,680
Professional fees	28,574
Printing and mailing expenses	28,090
Trustees’ fees	10,236
Miscellaneous	13,929

Gross expenses	2,545,054
Less: Waiver from investment manager	(41,022)

Net expenses	2,504,032

NET INVESTMENT INCOME (LOSS)	3,854,169

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	22,879,059
Futures	2,782,311

Net realized gain (loss)	25,661,370

Change in unrealized appreciation (depreciation) on:
Investments ($7,772 of change in unrealized appreciation (depreciation) from affiliates)	(14,504,951)
Futures	(851,035)

Net change in unrealized appreciation (depreciation)	(15,355,986)

NET REALIZED AND UNREALIZED GAIN (LOSS)	10,305,384

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,159,553

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,854,169	$4,570,318
Net realized gain (loss) on investments and futures	25,661,370	85,102,918
Net change in unrealized appreciation (depreciation) on investments and futures	(15,355,986)	(133,410,906)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,159,553	(43,737,670)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class K	—	(4,649,983)
Distributions from net realized capital gains
Class K	—	(91,303,966)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(95,953,949)

CAPITAL SHARES TRANSACTIONS:
Class IA (b)
Capital shares repurchased [ 0 and (139) shares, respectively ]	—	(1,814)

Total Class IA transactions	—	(1,814)

Class K
Capital shares sold [ 50,048 and 134,340 shares, respectively ]	513,340	1,664,031
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,970,397 shares, respectively ]	—	95,953,949
Capital shares repurchased [ (5,123,879) and (12,480,029) shares, respectively ]	(51,726,262)	(153,283,517)

Total Class K transactions	(51,212,922)	(55,665,537)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(51,212,922)	(55,667,351)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(37,053,369)	(195,358,970)
NET ASSETS:
Beginning of period	888,430,489	1,083,789,459

End of period (a)	$851,377,120	$888,430,489

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,387,585	$533,416

(b) After the close of business on April 13, 2015, operations for Class IA ceased and shares were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	January 1, 2015 to April 13, 2015‡	Year Ended December 31,
Class IA		2014	2013	2012	2011
Net asset value, beginning of period	$12.40	$13.10	$11.47	$9.95	$12.05

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	(0.02)	(0.06)†	0.01	0.01
Net realized and unrealized gain (loss) on investments and futures	0.66	0.52	4.31	1.53	(1.47)

Total from investment operations	0.66	0.50	4.25	1.54	(1.46)

Less distributions:
Dividends from net investment income	—	—	—	(0.01)	(0.01)
Distributions from net realized gains	—	(1.20)	(2.62)	(0.01)	(0.63)

Total dividends and distributions	—	(1.20)	(2.62)	(0.02)	(0.64)

Net asset value, end of period	$13.06	$12.40	$13.10	$11.47	$9.95

Total return (b)	5.32%	4.01%	37.87%	15.52%	(11.99)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$2	$2	$133	$115
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.87%	0.91%	0.89%	0.90%	0.60%
Before reimbursements (a)(f)	0.87%	0.91%	0.89%	0.90%	0.63%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.11)%	(0.15)%	(0.49)%	0.08%	0.05%
Before reimbursements (a)(f)	(0.11)%	(0.15)%	(0.49)%	0.08%	0.02%
Portfolio turnover rate^	29%	15%	13%	17%	24%

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				August 26, 2011* to December 31, 2011
Class K		2015	2014	2013	2012
Net asset value, beginning of period	$10.59	$12.42	$13.10	$11.47	$9.95	$9.73

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.06	0.02	0.02	0.04	0.01
Net realized and unrealized gain (loss) on investments and futures	0.16	(0.66)	0.53	4.26	1.53	0.22

Total from investment operations	0.21	(0.60)	0.55	4.28	1.57	0.23

Less distributions:
Dividends from net investment income	—	(0.06)	(0.03)	(0.03)	(0.04)	(0.01)
Distributions from net realized gains	—	(1.17)	(1.20)	(2.62)	(0.01)	—

Total dividends and distributions	—	(1.23)	(1.23)	(2.65)	(0.05)	(0.01)

Net asset value, end of period	$10.80	$10.59	$12.42	$13.10	$11.47	$9.95

Total return (b)	1.98%	(4.74)%	4.40%	38.16%	15.82%	2.41%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$851,377	$888,430	$1,083,788	$1,268,161	$1,100,528	$1,066,740
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.61%	0.61%	0.63%	0.64%	0.65%	0.62%
Before reimbursements (a)(f)	0.62%	0.61%	0.63%	0.64%	0.65%	0.62%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.94%	0.45%	0.14%	0.12%	0.33%	0.20%
Before reimbursements (a)(f)	0.93%	0.44%	0.14%	0.12%	0.33%	0.21%
Portfolio turnover rate (z)^	12%	29%	15%	13%	17%	24%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
^	Portfolio turnover rate excludes derivatives, if any.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Financials	26.8%
Health Care	16.4
Energy	15.3
Information Technology	12.4
Utilities	7.6
Consumer Discretionary	6.3
Industrials	5.5
Telecommunication Services	4.7
Consumer Staples	2.1
Materials	1.7
Investment Companies	1.4
Repurchase Agreements	1.2
Cash and Other	(1.4)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or services (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$1,050.25	$4.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.14	4.77
Class IB
Actual	1,000.00	1,050.63	4.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.14	4.77
Class K
Actual	1,000.00	1051.80	3.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.38	3.52

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.95%, 0.95% and 0.70%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (6.3%)
Auto Components (1.3%)
Lear Corp.	208,376	$21,204,342
Magna International, Inc.	46,090	1,616,376

		22,820,718

Automobiles (0.2%)
Thor Industries, Inc.	55,206	3,574,036

Hotels, Restaurants & Leisure (0.0%)
Wyndham Worldwide Corp.	2,440	173,801

Household Durables (1.3%)
Newell Brands, Inc.	412,739	20,046,733
Tupperware Brands Corp. (x)	33,840	1,904,515

		21,951,248

Internet & Catalog Retail (0.0%)
Priceline Group, Inc.*	400	499,364

Media (2.8%)
Comcast Corp., Class A	293,620	19,141,088
Interpublic Group of Cos., Inc.	360,520	8,328,012
Omnicom Group, Inc.	71,640	5,837,944
Scripps Networks Interactive, Inc., Class A	265,990	16,563,197

		49,870,241

Multiline Retail (0.1%)
Dollar General Corp.	9,090	854,460

Specialty Retail (0.6%)
GNC Holdings, Inc., Class A	464,550	11,283,920

Total Consumer Discretionary		111,027,788

Consumer Staples (1.6%)
Food & Staples Retailing (1.2%)
CVS Health Corp.	33,812	3,237,161
Kroger Co.	475,862	17,506,963

		20,744,124

Food Products (0.3%)
Mondelez International, Inc., Class A	116,260	5,290,993

Personal Products (0.1%)
Unilever N.V. (N.Y. Shares)	37,530	1,761,658

Total Consumer Staples		27,796,775

Energy (15.3%)
Energy Equipment & Services (1.0%)
Superior Energy Services, Inc.	993,178	18,284,407

Oil, Gas & Consumable Fuels (14.3%)
Apache Corp.	1,207,210	67,205,381
Devon Energy Corp.	1,341,050	48,613,062
Gulfport Energy Corp.*	1,014,056	31,699,391
Hess Corp.	43,660	2,623,966
Marathon Oil Corp.	3,236,295	48,576,788
Marathon Petroleum Corp.	419,664	15,930,445
Parsley Energy, Inc., Class A*	332,440	8,995,826

Suncor Energy, Inc.	65,390	$1,813,265
Valero Energy Corp.	509,982	26,009,082

		251,467,206

Total Energy		269,751,613

Financials (26.8%)
Banks (12.3%)
Bank of America Corp.	1,411,690	18,733,126
Citigroup, Inc.	1,866,984	79,141,452
JPMorgan Chase & Co.	1,342,056	83,395,360
KeyCorp	904,920	9,999,366
Regions Financial Corp.	1,335,266	11,363,114
Wells Fargo & Co.	306,782	14,519,992

		217,152,410

Capital Markets (0.9%)
Ameriprise Financial, Inc.	39,130	3,515,830
KKR & Co. L.P.	27,981	345,286
Morgan Stanley	455,624	11,837,111

		15,698,227

Consumer Finance (6.9%)
Capital One Financial Corp.	686,306	43,587,294
Discover Financial Services	1,184,436	63,473,925
SLM Corp.*	2,151,958	13,299,101

		120,360,320

Diversified Financial Services (1.2%)
Nasdaq, Inc.	314,591	20,344,600

Insurance (3.9%)
Genworth Financial, Inc., Class A*	1,606,412	4,144,543
Hartford Financial Services Group, Inc.	476,656	21,153,993
Lincoln National Corp.	332,741	12,900,369
MetLife, Inc.	49,061	1,954,100
Prudential Financial, Inc.	232,550	16,590,117
XL Group plc	355,475	11,840,872

		68,583,994

Real Estate Investment Trusts (REITs) (1.1%)
Brixmor Property Group, Inc. (REIT)	193,810	5,128,213
Starwood Property Trust, Inc. (REIT)	710,460	14,720,731

		19,848,944

Thrifts & Mortgage Finance (0.5%)
New York Community Bancorp, Inc. (x)	597,480	8,956,225

Total Financials		470,944,720

Health Care (16.4%)
Biotechnology (1.3%)
Gilead Sciences, Inc.	280,400	23,390,968

Health Care Equipment & Supplies (6.2%)
Baxter International, Inc.	969,300	43,831,746
Medtronic plc	255,460	22,166,264
St. Jude Medical, Inc.	122,270	9,537,060
Zimmer Biomet Holdings, Inc.	271,546	32,688,708

		108,223,778

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Pharmaceuticals (8.9%)
Merck & Co., Inc.	1,133,420	$65,296,326
Pfizer, Inc.	2,090,586	73,609,533
Shire plc (ADR)	54,420	10,017,637
Teva Pharmaceutical Industries Ltd. (ADR)	164,432	8,259,420

		157,182,916

Total Health Care		288,797,662

Industrials (5.4%)
Aerospace & Defense (1.9%)
B/E Aerospace, Inc.	79,620	3,676,453
Boeing Co.	105,250	13,668,817
Honeywell International, Inc.	45,628	5,307,449
Huntington Ingalls Industries, Inc.	44,670	7,505,900
Northrop Grumman Corp.	7,120	1,582,634
Raytheon Co.	18,245	2,480,408

		34,221,661

Airlines (0.5%)
American Airlines Group, Inc.	296,740	8,400,709

Construction & Engineering (0.4%)
AECOM*	220,750	7,013,228

Professional Services (2.5%)
Dun & Bradstreet Corp.	22,241	2,709,843
Nielsen Holdings plc	812,450	42,223,027

		44,932,870

Trading Companies & Distributors (0.1%)
AerCap Holdings N.V.*	15,230	511,576
Air Lease Corp.	25,420	680,747

		1,192,323

Total Industrials		95,760,791

Information Technology (12.4%)
Communications Equipment (6.0%)
Cisco Systems, Inc.	3,105,303	89,091,143
Nokia Oyj (ADR) (x)	1,502,000	8,546,380
Telefonaktiebolaget LM Ericsson (ADR)	1,054,830	8,101,095

		105,738,618

IT Services (0.2%)
Fidelity National Information Services, Inc.	24,550	1,808,844
First Data Corp., Class A*	192,390	2,129,757

		3,938,601

Semiconductors & Semiconductor Equipment (5.1%)
Lam Research Corp. (x)	2,180	183,251
QUALCOMM, Inc.	1,550,520	83,061,356
Teradyne, Inc.	316,026	6,222,552

		89,467,159

Software (0.1%)
Oracle Corp.	21,530	881,223

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.	189,070	18,075,092

Total Information Technology		218,100,693

Materials (1.7%)
Chemicals (0.4%)
Akzo Nobel N.V. (ADR) (x)	252,469	$5,311,947
Ashland, Inc.	22,040	2,529,531

		7,841,478

Containers & Packaging (0.7%)
Avery Dennison Corp.	42,280	3,160,430
Bemis Co., Inc.	109,370	5,631,461
Crown Holdings, Inc.*	66,520	3,370,569

		12,162,460

Metals & Mining (0.6%)
Allegheny Technologies, Inc. (x)	79,040	1,007,760
Reliance Steel & Aluminum Co.	123,440	9,492,536

		10,500,296

Total Materials		30,504,234

Telecommunication Services (4.7%)
Diversified Telecommunication Services (2.8%)
Verizon Communications, Inc.	866,410	48,380,334

Wireless Telecommunication Services (1.9%)
Telephone & Data Systems, Inc.	970,232	28,777,081
U.S. Cellular Corp.*	117,787	4,625,496

		33,402,577

Total Telecommunication Services		81,782,911

Utilities (7.6%)
Electric Utilities (3.2%)
Exelon Corp.	1,548,890	56,317,640

Independent Power and Renewable Electricity Producers (4.4%)
AES Corp.	4,153,670	51,837,802
Dynegy, Inc.*	1,511,080	26,051,019

		77,888,821

Total Utilities		134,206,461

Total Common Stocks (98.2%) (Cost $1,557,063,663)		1,728,673,648

CONVERTIBLE PREFERRED STOCKS:
Consumer Staples (0.5%)
Food Products (0.5%)
Tyson Foods, Inc. 4.750% (x)	107,655	7,953,552

Total Consumer Staples		7,953,552

Industrials (0.1%)
Machinery (0.1%)
Stanley Black & Decker, Inc. 6.250%	14,470	1,679,967

Total Industrials		1,679,967

Total Convertible Preferred Stocks (0.6%) (Cost $6,867,570)		9,633,519

SHORT-TERM INVESTMENTS:
Investment Company (1.4%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	25,064,531	25,064,531

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

Repurchase Agreements (1.2%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $2,300,029, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $2,346,000. (xx)	$2,300,000	$2,300,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $1,500,017, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $1,530,002. (xx)	1,500,000	1,500,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $4,000,040, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $4,080,019. (xx)	4,000,000	4,000,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $3,699,338, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $3,773,282. (xx)	3,699,295	3,699,295
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $1,000,013, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $1,020,014. (xx)	1,000,000	1,000,000
Natixis, 0.600%, dated 6/30/16, due 7/1/16, repurchase price $1,500,025, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50; total market value $1,530,026. (xx)	1,500,000	1,500,000

Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $2,000,022, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $2,040,000. (xx)	$2,000,000	$2,000,000
RBC Capital Markets, 0.420%, dated 6/30/16, due 7/1/16, repurchase price $1,500,018, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-4.500%, maturing 8/1/26-3/1/46; total market value $1,530,000. (xx)	1,500,000	1,500,000
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $1,000,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $1,020,002. (xx)	1,000,000	1,000,000
Societe Generale S.A., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $2,000,022, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 10/31/16-2/15/46; total market value $2,040,000. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		20,499,295

Total Short-Term Investments (2.6%) (Cost $45,563,826)		45,563,826

Total Investments (101.4%) (Cost $1,609,495,059)		1,783,870,993
Other Assets Less Liabilities (-1.4%)		(23,835,378)

Net Assets (100%)		$1,760,035,615

*	Non-income producing.
(x)	All or a portion of security is on loan at June, 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $20,256,992. This was secured by collateral of $20,499,295 which was received as cash and subsequently invested in short-term investments currently valued at $20,499,295, as reported in the Portfolio of Investments, and $397,389 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 2.375%, maturing 7/28/16 - 2/15/46.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$111,027,788	$—	$—	$111,027,788
Consumer Staples	27,796,775	—	—	27,796,775
Energy	269,751,613	—	—	269,751,613
Financials	470,944,720	—	—	470,944,720
Health Care	288,797,662	—	—	288,797,662
Industrials	95,760,791	—	—	95,760,791
Information Technology	218,100,693	—	—	218,100,693
Materials	30,504,234	—	—	30,504,234
Telecommunication Services	81,782,911	—	—	81,782,911
Utilities	134,206,461	—	—	134,206,461
Convertible Preferred Stocks
Consumer Staples	7,953,552	—	—	7,953,552
Industrials	1,679,967	—	—	1,679,967
Short-Term Investments
Investment Companies	25,064,531	—	—	25,064,531
Repurchase Agreements	—	20,499,295	—	20,499,295

Total Assets	$1,763,371,698	$20,499,295	$—	$1,783,870,993

Total Liabilities	$—	$—	$—	$—

Total	$1,763,371,698	$20,499,295	$—	$1,783,870,993

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$2,300,000	$—	$2,300,000	$(2,300,000)	$—
Deutsche Bank AG	1,500,000	—	1,500,000	(1,500,000)	—
HSBC Securities, Inc.	4,000,000	—	4,000,000	(4,000,000)	—
Merrill Lynch PFS, Inc.	3,699,295	—	3,699,295	(3,699,295)	—
Natixis	2,500,000	—	2,500,000	(2,500,000)	—
Nomura Securities Co., Ltd.	2,000,000	—	2,000,000	(2,000,000)	—
RBC Capital Markets	1,500,000	—	1,500,000	(1,500,000)	—
RBS Securities, Inc.	1,000,000	—	1,000,000	(1,000,000)	—
Societe Generale S.A.	2,000,000	—	2,000,000	(2,000,000)	—

Total	$20,499,295	$—	$20,499,295	$(20,499,295)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$368,707,159
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$450,368,813

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$282,935,251
Aggregate gross unrealized depreciation	(123,899,237)

Net unrealized appreciation	$159,036,014

Federal income tax cost of investments	$1,624,834,979

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $1,588,995,764)	$1,763,371,698
Repurchase Agreements (Cost $20,499,295)	20,499,295
Cash	3,693,000
Receivable for securities sold	4,663,662
Dividends, interest and other receivables	1,823,759
Receivable from Separate Accounts for Trust shares sold	309,838
Security lending income receivable	33,252
Other assets	18,990

Total assets	1,794,413,494

LIABILITIES
Payable on return of securities loaned	20,499,295
Payable for securities purchased	12,045,287
Investment management fees payable	832,515
Payable to Separate Accounts for Trust shares redeemed	577,847
Distribution fees payable – Class IB	186,459
Administrative fees payable	146,009
Distribution fees payable – Class IA	30,539
Trustees’ fees payable	4,402
Accrued expenses	55,526

Total liabilities	34,377,879

NET ASSETS	$1,760,035,615

Net assets were comprised of:
Paid in capital	$2,082,799,175
Accumulated undistributed net investment income (loss)	16,391,645
Accumulated undistributed net realized gain (loss) on investments	(513,531,139)
Net unrealized appreciation (depreciation) on investments	174,375,934

Net assets	$1,760,035,615

Class IA
Net asset value, offering and redemption price per share, $148,405,513 / 7,099,365 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.90

Class IB
Net asset value, offering and redemption price per share, $910,655,182 / 43,455,420 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.96

Class K
Net asset value, offering and redemption price per share, $700,974,920 / 33,499,019 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.93

(x)	Includes value of securities on loan of $20,256,992.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends (net of $5,693 foreign withholding tax)	$22,569,973
Interest	9,970
Securities lending (net)	59,615

Total income	22,639,558

EXPENSES
Investment management fees	4,915,056
Distribution fees – Class IB	1,073,454
Administrative fees	858,039
Distribution fees – Class IA	177,852
Printing and mailing expenses	58,320
Custodian fees	46,086
Professional fees	40,662
Trustees’ fees	20,901
Miscellaneous	17,808

Gross expenses	7,208,178
Less: Waiver from investment manager	(16,264)

Net expenses	7,191,914

NET INVESTMENT INCOME (LOSS)	15,447,644

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	16,841,346
Net change in unrealized appreciation (depreciation) on investments	53,470,223

NET REALIZED AND UNREALIZED GAIN (LOSS)	70,311,569

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$85,759,213

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,447,644	$27,723,083
Net realized gain (loss) on investments	16,841,346	182,702,412
Net change in unrealized appreciation (depreciation) on investments	53,470,223	(323,607,507)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	85,759,213	(113,182,012)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(2,020,858)
Class IB	—	(12,195,222)
Class K	—	(12,567,536)

TOTAL DIVIDENDS:	—	(26,783,616)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 320,375 and 1,132,628 shares, respectively ]	6,233,079	24,244,976
Capital shares issued in reinvestment of dividends [ 0 and 103,880 shares, respectively ]	—	2,020,858
Capital shares repurchased [ (499,284) and (840,791) shares, respectively ]	(9,972,068)	(18,089,888)

Total Class IA transactions	(3,738,989)	8,175,946

Class IB
Capital shares sold [ 1,542,966 and 2,854,398 shares, respectively ]	29,974,626	61,008,958
Capital shares issued in reinvestment of dividends [ 0 and 625,323 shares, respectively ]	—	12,195,222
Capital shares repurchased [ (1,820,864) and (3,600,259) shares, respectively ]	(35,902,937)	(77,415,304)

Total Class IB transactions	(5,928,311)	(4,211,124)

Class K
Capital shares sold [ 295,099 and 1,879,721 shares, respectively ]	5,675,573	38,985,749
Capital shares issued in reinvestment of dividends [ 0 and 646,269 shares, respectively ]	—	12,567,536
Capital shares repurchased [ (4,403,624) and (3,695,872) shares, respectively ]	(87,545,737)	(77,865,812)

Total Class K transactions	(81,870,164)	(26,312,527)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(91,537,464)	(22,347,705)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,778,251)	(162,313,333)
NET ASSETS:
Beginning of period	1,765,813,866	1,928,127,199

End of period (a)	$1,760,035,615	$1,765,813,866

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$16,391,645	$944,001

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IA		2015		2014		2013	2012	2011
Net asset value, beginning of period	$19.90	$21.52		$19.82		$14.60	$13.05	$13.65

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17	0.29		0.24	##	0.21	0.22	0.20
Net realized and unrealized gain (loss) on investments	0.83	(1.63)		1.69		5.30	1.56	(0.60)

Total from investment operations	1.00	(1.34)		1.93		5.51	1.78	(0.40)

Less distributions:
Dividends from net investment income	—	(0.28)		(0.23)		(0.29)	(0.23)	(0.20)

Net asset value, end of period	$20.90	$19.90		$21.52		$19.82	$14.60	$13.05

Total return (b)	5.03%	(6.19	)%(dd)	9.73%		37.77%	13.62%	(2.86)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$148,406	$144,862		$148,079		$115,640	$69,955	$53,307
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%	0.95%		0.95%		0.95%	0.95%	0.69%
After waivers and fees paid indirectly (a)(f)	0.95%	0.95%		0.95%		0.94%	0.94%	0.67%
Before waivers and fees paid indirectly (a)(f)	0.95%	0.95%		0.95%		0.95%	0.95%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.71%	1.35	%(gg)	1.16	%(aa)	1.18%	1.56%	1.41%
After waivers and fees paid indirectly (a)(f)	1.71%	1.35	%(gg)	1.16	%(aa)	1.19%	1.56%	1.43%
Before waivers and fees paid indirectly (a)(f)	1.71%	1.35	%(gg)	1.16	%(aa)	1.18%	1.56%	1.41%
Portfolio turnover rate (z)^	21%	49%		41%		50%	46%	64%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IB		2015		2014		2013	2012	2011
Net asset value, beginning of period	$19.95	$21.57		$19.87		$14.64	$13.08	$13.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17	0.29		0.24	##	0.20	0.22	0.18
Net realized and unrealized gain (loss) on investments	0.84	(1.63)		1.69		5.32	1.57	(0.62)

Total from investment operations	1.01	(1.34)		1.93		5.52	1.79	(0.44)

Less distributions:
Dividends from net investment income	—	(0.28)		(0.23)		(0.29)	(0.23)	(0.17)

Net asset value, end of period	$20.96	$19.95		$21.57		$19.87	$14.64	$13.08

Total return (b)	5.06%	(6.17	)%(ee)	9.71%		37.74%	13.67%	(3.17)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$910,655	$872,607		$945,860		$868,200	$1,569,255	$1,482,030
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%	0.95%		0.95%		0.95%	0.95%	0.94%
After waivers and fees paid indirectly (a)(f)	0.95%	0.95%		0.95%		0.94%	0.94%	0.92	%(c)
Before waivers and fees paid indirectly (a)(f)	0.95%	0.95%		0.95%		0.95%	0.95%	0.94%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.71%	1.35	%(hh)	1.15	%(bb)	1.17%	1.54%	1.28%
After waivers and fees paid indirectly (a)(f)	1.71%	1.35	%(hh)	1.15	%(bb)	1.18%	1.55%	1.30%
Before waivers and fees paid indirectly (a)(f)	1.71%	1.35	%(hh)	1.15	%(bb)	1.17%	1.54%	1.28%
Portfolio turnover rate (z)^	21%	49%		41%		50%	46%	64%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,						August 26, 2011* to December 31, 2011
Class K		2015		2014		2013	2012
Net asset value, beginning of period	$19.90	$21.51		$19.82		$14.60	$13.05	$12.24

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19	0.34		0.29	##	0.25	0.26	0.08
Net realized and unrealized gain (loss) on investments	0.84	(1.62)		1.68		5.31	1.56	0.93

Total from investment operations	1.03	(1.28)		1.97		5.56	1.82	1.01

Less distributions:
Dividends from net investment income	—	(0.33)		(0.28)		(0.34)	(0.27)	(0.20)

Net asset value, end of period	$20.93	$19.90		$21.51		$19.82	$14.60	$13.05

Total return (b)	5.18%	(5.90	)%(ff)	9.95%		38.11%	13.91%	8.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$700,975	$748,345		$834,189		$745,081	$587,464	$549,328
Ratio of expenses to average net assets:
After waivers (a)(f)	0.70%	0.70%		0.70%		0.70%	0.70%	0.69%
After waivers and fees paid indirectly (a)(f)	0.70%	0.70%		0.70%		0.69%	0.69%	0.69%
Before waivers and fees paid indirectly (a)(f)	0.70%	0.70%		0.70%		0.70%	0.70%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.97%	1.60	%(ii)	1.41	%(cc)	1.43%	1.79%	1.87%
After waivers and fees paid indirectly (a)(f)	1.97%	1.60	%(ii)	1.41	%(cc)	1.45%	1.80%	1.87%
Before waivers and fees paid indirectly (a)(f)	1.97%	1.60	%(ii)	1.41	%(cc)	1.43%	1.79%	1.87%
Portfolio turnover rate (z)^	21%	49%		41%		50%	46%	64%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.21, $0.21, and $0.26 for Class IA, Class IB, and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 1.01% for income after waivers and reimbursements, 1.01% for income after waivers, reimbursements and fees paid indirectly, and 1.00% for income before waivers, reimbursements.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 1.00% for income after waivers and reimbursements, 1.00% for income after waivers, reimbursements and fees paid indirectly, and 1.00% for income before waivers, reimbursements.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 1.26% for income after waivers and reimbursements, 1.26% for income after waivers, reimbursements and fees paid indirectly, and 1.26% for income before waivers, reimbursements.
(dd)	Includes income resulting from a litigation payment. Without this income, the total return would have been (6.33)%.
(ee)	Includes income resulting from a litigation payment. Without this income, the total return would have been (6.31)%.
(ff)	Includes income resulting from a litigation payment. Without this income, the total return would have been (6.04)%.
(gg)	Includes income resulting from litigation income. Without this income, the ratios would have been 1.21% after waivers, 1.21% after waivers and fees paid indirectly and 1.21% before waivers and fees paid indirectly.
(hh)	Includes income resulting from litigation income. Without this income, the ratios would have been 1.21% after waivers, 1.21% after waivers and fees paid indirectly and 1.21% before waivers and fees paid indirectly.
(ii)	Includes income resulting from litigation income. Without this income, the ratios would have been 1.46% after waivers, 1.46% after waivers and fees paid indirectly and 1.46% before waivers and fees paid indirectly.

See Notes to Financial Statements.

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Financials	24.6%
Health Care	14.0
Information Technology	13.0
Energy	13.0
Industrials	8.8
Consumer Discretionary	7.5
Consumer Staples	7.4
Utilities	5.5
Repurchase Agreements	3.1
Materials	2.0
Investment Companies	1.8
Telecommunication Services	1.7
Cash and Other	(2.4)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or services (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$996.55	$4.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.89	5.02
Class IB
Actual	1,000.00	998.28	4.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.89	5.02
Class K
Actual	1,000.00	998.27	3.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.13	3.77

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.00%, 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.5%)
Automobiles (1.8%)
General Motors Co.	415,404	$11,755,933

Household Durables (1.4%)
D.R. Horton, Inc.	299,872	9,439,971

Leisure Products (0.5%)
Brunswick Corp.	67,819	3,073,557

Media (1.1%)
Sinclair Broadcast Group, Inc., Class A	234,258	6,994,944

Specialty Retail (2.7%)
Best Buy Co., Inc.	238,577	7,300,456
Williams-Sonoma, Inc. (x)	190,283	9,919,453

		17,219,909

Total Consumer Discretionary		48,484,314

Consumer Staples (7.4%)
Beverages (0.6%)
Dr. Pepper Snapple Group, Inc.	42,171	4,074,984

Food & Staples Retailing (1.1%)
Whole Foods Market, Inc. (x)	209,569	6,710,399

Household Products (3.1%)
Colgate-Palmolive Co.	116,930	8,559,276
Procter & Gamble Co.	138,296	11,709,522

		20,268,798

Tobacco (2.6%)
Altria Group, Inc.	246,926	17,028,017

Total Consumer Staples		48,082,198

Energy (13.0%)
Energy Equipment & Services (4.6%)
Frank’s International N.V. (x)	185,029	2,703,273
Helmerich & Payne, Inc. (x)	136,123	9,137,937
Oceaneering International, Inc.	247,695	7,396,173
Schlumberger Ltd.	133,489	10,556,310

		29,793,693

Oil, Gas & Consumable Fuels (8.4%)
Chevron Corp.	58,495	6,132,031
Exxon Mobil Corp.	273,215	25,611,174
Occidental Petroleum Corp.	65,010	4,912,156
Statoil ASA (ADR)	197,253	3,414,449
Tesoro Corp.	74,416	5,575,247
Valero Energy Corp.	168,075	8,571,825

		54,216,882

Total Energy		84,010,575

Financials (24.6%)
Banks (14.1%)
Bank of America Corp.	1,242,968	16,494,185
Citigroup, Inc.	199,946	8,475,711
Citizens Financial Group, Inc.	141,877	2,834,703
JPMorgan Chase & Co.	347,521	21,594,955
KeyCorp	621,097	6,863,122
PNC Financial Services Group, Inc.	93,509	7,610,698
SunTrust Banks, Inc./Georgia	203,655	$8,366,147
Wells Fargo & Co.	409,322	19,373,210

		91,612,731

Capital Markets (1.7%)
Goldman Sachs Group, Inc.	40,993	6,090,740
Morgan Stanley	180,125	4,679,647

		10,770,387

Consumer Finance (1.3%)
Capital One Financial Corp.	131,423	8,346,675

Insurance (4.4%)
Endurance Specialty Holdings Ltd.	168,122	11,291,074
Hartford Financial Services Group, Inc.	94,215	4,181,262
Prudential Financial, Inc.	182,151	12,994,652

		28,466,988

Real Estate Investment Trusts (REITs) (3.1%)
Apartment Investment & Management Co. (REIT), Class A	171,992	7,595,167
Blackstone Mortgage Trust, Inc. (REIT), Class A	227,696	6,300,348
Sun Communities, Inc. (REIT)	80,546	6,173,045

		20,068,560

Total Financials		159,265,341

Health Care (14.0%)
Biotechnology (2.8%)
Amgen, Inc.	57,376	8,729,758
Gilead Sciences, Inc.	110,509	9,218,661

		17,948,419

Health Care Providers & Services (4.2%)
Cardinal Health, Inc.	129,797	10,125,464
UnitedHealth Group, Inc.	91,344	12,897,773
Universal Health Services, Inc., Class B	32,179	4,315,204

		27,338,441

Life Sciences Tools & Services (0.9%)
Thermo Fisher Scientific, Inc.	39,109	5,778,746

Pharmaceuticals (6.1%)
Eli Lilly & Co.	126,462	9,958,882
Merck & Co., Inc.	87,587	5,045,887
Pfizer, Inc.	419,502	14,770,665
Shire plc (ADR)	18,344	3,376,764
Teva Pharmaceutical Industries Ltd. (ADR)	128,555	6,457,318

		39,609,516

Total Health Care		90,675,122

Industrials (8.8%)
Aerospace & Defense (2.3%)
L-3 Communications Holdings, Inc.	50,016	7,336,847
Northrop Grumman Corp.	34,512	7,671,327

		15,008,174

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Airlines (1.2%)
Alaska Air Group, Inc.	65,110	$3,795,262
Delta Air Lines, Inc.	97,287	3,544,165

		7,339,427

Electrical Equipment (1.2%)
Eaton Corp. plc	131,920	7,879,582

Industrial Conglomerates (1.6%)
General Electric Co.	333,484	10,498,076

Machinery (2.5%)
Cummins, Inc.	43,516	4,892,939
Oshkosh Corp.	68,791	3,282,019
Snap-on, Inc.	50,949	8,040,771

		16,215,729

Total Industrials		56,940,988

Information Technology (13.0%)
Communications Equipment (1.2%)
Cisco Systems, Inc.	271,938	7,801,901

IT Services (3.9%)
Booz Allen Hamilton Holding Corp.	266,045	7,885,574
Broadridge Financial Solutions, Inc.	145,533	9,488,751
Western Union Co.	421,316	8,080,841

		25,455,166

Semiconductors & Semiconductor Equipment (2.3%)
Intel Corp.	288,594	9,465,883
Maxim Integrated Products, Inc.	151,317	5,400,504

		14,866,387

Software (4.1%)
Microsoft Corp.	325,307	16,645,959
Open Text Corp.	165,291	9,778,616

		26,424,575

Technology Hardware, Storage & Peripherals (1.5%)
Apple, Inc.	99,104	9,474,342

Total Information Technology		84,022,371

Materials (2.0%)
Chemicals (1.5%)
Huntsman Corp.	219,513	2,952,450
LyondellBasell Industries N.V., Class A	87,514	6,512,792

		9,465,242

Containers & Packaging (0.5%)
WestRock Co.	83,401	3,241,797

Total Materials		12,707,039

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	254,327	10,989,470

Total Telecommunication Services		10,989,470

Utilities (5.5%)
Electric Utilities (4.5%)
Entergy Corp.	118,595	$9,647,703
Exelon Corp.	265,155	9,641,036
Great Plains Energy, Inc.	316,695	9,627,528

		28,916,267

Multi-Utilities (1.0%)
Public Service Enterprise Group, Inc.	138,460	6,453,621

Total Utilities		35,369,888

Total Common Stocks (97.5%) (Cost $544,008,936)		630,547,306

SHORT-TERM INVESTMENTS:
Investment Company (1.8%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	11,645,316	11,645,316

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.1%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $1,900,024, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $1,938,000. (xx)	$1,900,000	1,900,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $1,300,015, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $1,326,002. (xx)	1,300,000	1,300,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $2,000,020, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $2,040,009. (xx)	2,000,000	2,000,000
HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $1,000,011, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $1,020,021. (xx)	1,000,000	1,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $7,551,578, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $7,702,521. (xx)	$7,551,490	$7,551,490
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $1,000,013, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $1,020,014. (xx)	1,000,000	1,000,000
Natixis, 0.600%, dated 6/30/16, due 7/1/16, repurchase price $1,000,017, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50; total market value $1,020,017. (xx)	1,000,000	1,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $1,000,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $1,020,000. (xx)	1,000,000	1,000,000
RBC Capital Markets, 0.420%, dated 6/30/16, due 7/1/16, repurchase price $1,500,018, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-4.500%, maturing 8/1/26-3/1/46; total market value $1,530,000. (xx)	$1,500,000	$1,500,000
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $2,000,022, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $2,040,004. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		20,251,490

Total Short-Term Investments (4.9%) (Cost $31,896,806)		31,896,806

Total Investments (102.4%) (Cost $575,905,742)		662,444,112
Other Assets Less Liabilities (-2.4%)		(15,616,884)

Net Assets (100%)		$646,827,228

(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $19,763,188. This was secured by collateral of $20,251,490 which was received as cash and subsequently invested in short-term investments currently valued at $20,251,490, as reported in the Portfolio of Investments.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$48,484,314	$—	$—	$48,484,314
Consumer Staples	48,082,198	—	—	48,082,198
Energy	84,010,575	—	—	84,010,575
Financials	159,265,341	—	—	159,265,341
Health Care	90,675,122	—	—	90,675,122
Industrials	56,940,988	—	—	56,940,988
Information Technology	84,022,371	—	—	84,022,371
Materials	12,707,039	—	—	12,707,039
Telecommunication Services	10,989,470	—	—	10,989,470
Utilities	35,369,888	—	—	35,369,888
Short-Term Investments
Investment Companies	11,645,316	—	—	11,645,316
Repurchase Agreements	—	20,251,490	—	20,251,490

Total Assets	$642,192,622	$20,251,490	$—	$662,444,112

Total Liabilities	$—	$—	$—	$—

Total	$642,192,622	$20,251,490	$—	$662,444,112

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$1,900,000	$—	$1,900,000	$(1,900,000)	$—
Deutsche Bank AG	1,300,000	—	1,300,000	(1,300,000)	—
HSBC Securities, Inc.	3,000,000	—	3,000,000	(3,000,000)	—
Merrill Lynch PFS, Inc.	7,551,490	—	7,551,490	(7,551,490)	—
Natixis	2,000,000	—	2,000,000	(2,000,000)	—
Nomura Securities Co., Ltd.	1,000,000	—	1,000,000	(1,000,000)	—
RBC Capital Markets	1,500,000	—	1,500,000	(1,500,000)	—
RBS Securities, Inc.	2,000,000	—	2,000,000	(2,000,000)	—

Total	$20,251,490	$—	$20,251,490	$(20,251,490)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$183,089,184
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$236,146,072

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$108,757,133
Aggregate gross unrealized depreciation	(23,405,460)

Net unrealized appreciation	$85,351,673

Federal income tax cost of investments	$577,092,439

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $555,654,252)	$642,192,622
Repurchase Agreements (Cost $20,251,490)	20,251,490
Cash	3,913,000
Receivable for securities sold	9,938,075
Dividends, interest and other receivables	944,481
Receivable from Separate Accounts for Trust shares sold	53,865
Security lending income receivable	18,305
Other assets	7,657

Total assets	677,319,495

LIABILITIES
Payable on return of securities loaned	20,251,490
Payable for securities purchased	9,446,478
Investment management fees payable	328,950
Payable to Separate Accounts for Trust shares redeemed	315,663
Administrative fees payable	53,694
Distribution fees payable – Class IB	30,984
Distribution fees payable – Class IA	7,659
Trustees’ fees payable	759
Accrued expenses	56,590

Total liabilities	30,492,267

NET ASSETS	$646,827,228

Net assets were comprised of:
Paid in capital	$514,061,547
Accumulated undistributed net investment income (loss)	7,904,800
Accumulated undistributed net realized gain (loss) on investments	38,322,511
Net unrealized appreciation (depreciation) on investments	86,538,370

Net assets	$646,827,228

Class IA
Net asset value, offering and redemption price per share, $37,416,122 / 6,484,240 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.77

Class IB
Net asset value, offering and redemption price per share, $151,090,686 / 26,071,165 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.80

Class K
Net asset value, offering and redemption price per share, $458,320,420 / 79,326,701 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.78

(x)	Includes value of securities on loan of $19,763,188.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends (net of $17,583 foreign withholding tax)	$10,038,086
Interest	7,286
Securities lending (net)	85,318

Total income	10,130,690

EXPENSES
Investment management fees	2,468,270
Administrative fees	332,820
Distribution fees – Class IB	185,133
Distribution fees – Class IA	46,191
Professional fees	28,767
Custodian fees	23,822
Printing and mailing expenses	22,849
Trustees’ fees	8,263
Miscellaneous	7,689

Gross expenses	3,123,804
Less: Waiver from investment manager	(424,470)

Net expenses	2,699,334

NET INVESTMENT INCOME (LOSS)	7,431,356

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	40,431,598
Net change in unrealized appreciation (depreciation) on investments	(50,343,951)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(9,912,353)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,480,997)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,431,356	$12,947,282
Net realized gain (loss) on investments	40,431,598	47,854,075
Net change in unrealized appreciation (depreciation) on investments	(50,343,951)	(72,262,925)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,480,997)	(11,461,568)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(633,898)
Class IB	—	(2,518,085)
Class K	—	(9,799,154)

	—	(12,951,137)

Distributions from net realized capital gains
Class IA	—	(3,503,938)
Class IB	—	(13,877,463)
Class K	—	(47,053,170)

	—	(64,434,571)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(77,385,708)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 353,348 and 765,200 shares, respectively ]	1,967,865	4,902,956
Capital shares issued in reinvestment of dividends and distributions [ 0 and 719,572 shares, respectively ]	—	4,137,836
Capital shares repurchased [ (585,355) and (922,590) shares, respectively ]	(3,275,237)	(5,884,324)

Total Class IA transactions	(1,307,372)	3,156,468

Class IB
Capital shares sold [ 1,138,672 and 1,751,658 shares, respectively ]	6,401,363	11,322,015
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,838,846 shares, respectively ]	—	16,395,548
Capital shares repurchased [ (1,732,781) and (3,240,977) shares, respectively ]	(9,775,268)	(21,026,700)

Total Class IB transactions	(3,373,905)	6,690,863

Class K
Capital shares sold [ 916,539 and 909,618 shares, respectively ]	5,062,874	5,807,916
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,884,070 shares, respectively ]	—	56,852,324
Capital shares repurchased [ (11,497,971) and (22,293,365) shares, respectively ]	(65,162,794)	(145,576,552)

Total Class K transactions	(60,099,920)	(82,916,312)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(64,781,197)	(73,068,981)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(67,262,194)	(161,916,257)
NET ASSETS:
Beginning of period	714,089,422	876,005,679

End of period (a)	$646,827,228	$714,089,422

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$7,904,800	$473,444

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IA		2015	2014	2013	2012	2011
Net asset value, beginning of period	$5.79	$6.59	$6.77	$5.86	$5.13	$5.25

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.09	0.11	0.11	0.11	0.13
Net realized and unrealized gain (loss) on investments	(0.08)	(0.22)	0.48	1.72	0.80	(0.14)

Total from investment operations	(0.02)	(0.13)	0.59	1.83	0.91	(0.01)

Less distributions:
Dividends from net investment income	—	(0.10)	(0.11)	(0.13)	(0.11)	(0.11)
Distributions from net realized gains	—	(0.57)	(0.66)	(0.79)	(0.07)	—

Total dividends and distributions	—	(0.67)	(0.77)	(0.92)	(0.18)	(0.11)

Net asset value, end of period	$5.77	$5.79	$6.59	$6.77	$5.86	$5.13

Total return (b)	(0.35)%	(1.69)%	8.79%	31.63%	17.74%	(0.07)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$37,416	$38,863	$40,537	$40,639	$28,261	$20,706
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%	1.03%	1.05%	1.05%	1.05%	0.80%
After waivers and fees paid indirectly (a)(f)	1.00%	1.03%	1.05%	1.05%	1.05%	0.80%
Before waivers and fees paid indirectly (a)(f)	1.13%	1.12%	1.13%	1.13%	1.13%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.07%	1.46%	1.59%	1.59%	2.00%	2.39%
After waivers and fees paid indirectly (a)(f)	2.07%	1.46%	1.59%	1.59%	2.00%	2.39%
Before waivers and fees paid indirectly (a)(f)	1.94%	1.37%	1.52%	1.51%	1.92%	2.31%
Portfolio turnover rate (z)^	28%	66%	50%	58%	56%	68%

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IB		2015	2014	2013	2012	2011
Net asset value, beginning of period	$5.81	$6.61	$6.80	$5.88	$5.14	$5.27

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.09	0.11	0.10	0.11	0.11
Net realized and unrealized gain (loss) on investments	(0.07)	(0.22)	0.47	1.74	0.81	(0.14)

Total from investment operations	(0.01)	(0.13)	0.58	1.84	0.92	(0.03)

Less distributions:
Dividends from net investment income	—	(0.10)	(0.11)	(0.13)	(0.11)	(0.10)
Distributions from net realized gains	—	(0.57)	(0.66)	(0.79)	(0.07)	—

Total dividends and distributions	—	(0.67)	(0.77)	(0.92)	(0.18)	(0.10)

Net asset value, end of period	$5.80	$5.81	$6.61	$6.80	$5.88	$5.14

Total return (b)	(0.17)%	(1.68)%	8.59%	31.72%	17.90%	(0.51)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$151,091	$154,966	$167,418	$160,887	$404,727	$309,284
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%	1.03%	1.05%	1.05%	1.05%	1.05%
After waivers and fees paid indirectly (a)(f)	1.00%	1.03%	1.05%	1.05%	1.05%	1.05%
Before waivers and fees paid indirectly (a)(f)	1.13%	1.12%	1.13%	1.13%	1.13%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.07%	1.46%	1.59%	1.56%	2.01%	2.09%
After waivers and fees paid indirectly (a)(f)	2.07%	1.46%	1.59%	1.56%	2.01%	2.09%
Before waivers and fees paid indirectly (a)(f)	1.95%	1.37%	1.51%	1.49%	1.93%	2.02%
Portfolio turnover rate (z)^	28%	66%	50%	58%	56%	68%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				August 26, 2011* to December 31, 2011
Class K		2015	2014	2013	2012
Net asset value, beginning of period	$5.79	$6.59	$6.77	$5.86	$5.13	$4.81

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.11	0.13	0.12	0.13	0.04
Net realized and unrealized gain (loss) on investments	(0.08)	(0.22)	0.48	1.73	0.80	0.39

Total from investment operations	(0.01)	(0.11)	0.61	1.85	0.93	0.43

Less distributions:
Dividends from net investment income	—	(0.12)	(0.13)	(0.15)	(0.13)	(0.11)
Distributions from net realized gains	—	(0.57)	(0.66)	(0.79)	(0.07)	—

Total dividends and distributions	—	(0.69)	(0.79)	(0.94)	(0.20)	(0.11)

Net asset value, end of period	$5.78	$5.79	$6.59	$6.77	$5.86	$5.13

Total return (b)	(0.17)%	(1.44)%	9.06%	31.96%	18.04%	9.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$458,320	$520,261	$668,050	$648,008	$527,279	$479,728
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%	0.79%	0.80%	0.80%	0.80%	0.80%
After waivers and fees paid indirectly (a)(f)	0.75%	0.79%	0.80%	0.80%	0.80%	0.80%
Before waivers and fees paid indirectly (a)(f)	0.88%	0.87%	0.88%	0.88%	0.88%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.33%	1.70%	1.84%	1.84%	2.24%	2.23%
After waivers and fees paid indirectly (a)(f)	2.33%	1.70%	1.84%	1.84%	2.24%	2.23%
Before waivers and fees paid indirectly (a)(f)	2.20%	1.61%	1.76%	1.76%	2.16%	2.16%
Portfolio turnover rate (z)^	28%	66%	50%	58%	56%	68%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Information Technology	21.2%
Health Care	15.3
Financials	14.0
Consumer Discretionary	13.9
Industrials	11.3
Consumer Staples	10.7
Utilities	4.1
Materials	3.4
Energy	3.0
Telecommunication Services	3.0
Repurchase Agreements	2.3
Cash and Other	(2.2)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$1,018.00	$4.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.22	4.69
Class IB
Actual	1,000.00	1,017.37	4.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.22	4.69

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.93% and 0.93%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.9%)
Auto Components (0.4%)
BorgWarner, Inc.	1,701	$50,213
Delphi Automotive plc	2,218	138,847
Gentex Corp.	2,325	35,921
Johnson Controls, Inc.	5,203	230,285
Lear Corp.	599	60,954
Tenneco, Inc.*	390	18,178
Visteon Corp.	274	18,032

		552,430

Automobiles (0.5%)
Ford Motor Co.	31,531	396,345
Harley-Davidson, Inc. (x)	1,456	65,957
Tesla Motors, Inc. (x)*	913	193,811
Thor Industries, Inc.	387	25,054

		681,167

Distributors (0.1%)
Genuine Parts Co.	1,144	115,830
LKQ Corp.*	2,168	68,726

		184,556

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	308	20,424
Graham Holdings Co., Class B	37	18,113
ServiceMaster Global Holdings, Inc.*	1,069	42,546

		81,083

Hotels, Restaurants & Leisure (1.4%)
Aramark	1,708	57,081
Brinker International, Inc.	391	17,802
Buffalo Wild Wings, Inc.*	152	21,120
Chipotle Mexican Grill, Inc.*	235	94,649
Cracker Barrel Old Country Store, Inc. (x)	180	30,865
Darden Restaurants, Inc.	918	58,146
Domino’s Pizza, Inc.	402	52,815
Dunkin’ Brands Group, Inc.	617	26,914
Hilton Worldwide Holdings, Inc.	4,233	95,370
Hyatt Hotels Corp., Class A*	1,027	50,467
Jack in the Box, Inc.	262	22,511
Marriott International, Inc., Class A (x)	1,535	102,016
Norwegian Cruise Line Holdings Ltd.*	1,626	64,780
Panera Bread Co., Class A*	195	41,328
Royal Caribbean Cruises Ltd.	1,298	87,161
Six Flags Entertainment Corp.	552	31,988
Starbucks Corp.	11,791	673,502
Starwood Hotels & Resorts Worldwide, Inc.	1,354	100,128
Texas Roadhouse, Inc.	509	23,210
Vail Resorts, Inc.	268	37,046
Wendy’s Co.	1,704	16,392
Wyndham Worldwide Corp.	865	61,614

		1,766,905

Household Durables (0.4%)
Garmin Ltd.	822	$34,869
Harman International Industries, Inc.	537	38,568
Helen of Troy Ltd.*	223	22,933
Leggett & Platt, Inc.	1,002	51,212
Mohawk Industries, Inc.*	497	94,311
Newell Brands, Inc.	3,847	186,849
Tempur Sealy International, Inc. (x)*	437	24,175
Tupperware Brands Corp.	322	18,122
Whirlpool Corp.	619	103,150

		574,189

Internet & Catalog Retail (2.5%)
Amazon.com, Inc.*	3,152	2,255,634
HSN, Inc.	258	12,624
Netflix, Inc.*	3,347	306,184
Priceline Group, Inc.*	398	496,867
TripAdvisor, Inc.*	916	58,899
Wayfair, Inc., Class A (x)*	341	13,299

		3,143,507

Leisure Products (0.2%)
Brunswick Corp.	654	29,639
Hasbro, Inc.	897	75,339
Mattel, Inc.	2,586	80,916
Polaris Industries, Inc. (x)	484	39,572

		225,466

Media (3.7%)
AMC Networks, Inc., Class A*	456	27,552
Cable One, Inc.	35	17,899
CBS Corp. (Non-Voting), Class B	3,153	171,649
Charter Communications, Inc., Class A*	1,844	421,612
Cinemark Holdings, Inc.	784	28,585
Comcast Corp., Class A	19,516	1,272,248
DISH Network Corp., Class A*	3,557	186,387
Interpublic Group of Cos., Inc.	3,215	74,267
John Wiley & Sons, Inc., Class A	331	17,272
Liberty Broadband Corp.*	1,395	82,863
Liberty SiriusXM Group, Class A*	2,664	83,543
Lions Gate Entertainment Corp. (x)	931	18,834
Madison Square Garden Co., Class A*	195	33,639
Omnicom Group, Inc.	1,924	156,787
Scripps Networks Interactive, Inc., Class A	877	54,611
Sinclair Broadcast Group, Inc., Class A	543	16,214
Sirius XM Holdings, Inc. (x)*	14,349	56,679
Starz, Class A*	713	21,333
Thomson Reuters Corp.	2,422	97,897
Time Warner, Inc.	6,330	465,508
Tribune Media Co., Class A (x)	669	26,211
Viacom, Inc., Class B	2,643	109,605
Walt Disney Co.	12,014	1,175,209

		4,616,404

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Multiline Retail (0.6%)
Dollar Tree, Inc.*	1,833	$172,742
J.C. Penney Co., Inc. (x)*	2,199	19,527
Kohl’s Corp.	1,465	55,553
Macy’s, Inc.	2,532	85,101
Nordstrom, Inc. (x)	1,003	38,164
Target Corp.	4,743	331,156

		702,243

Specialty Retail (2.9%)
Advance Auto Parts, Inc.	574	92,776
American Eagle Outfitters, Inc. (x)	1,347	21,458
AutoNation, Inc.*	573	26,920
Bed Bath & Beyond, Inc.	1,243	53,722
Best Buy Co., Inc.	2,247	68,758
Burlington Stores, Inc.*	487	32,488
CarMax, Inc. (x)*	1,534	75,212
CST Brands, Inc.	597	25,719
Foot Locker, Inc.	1,002	54,970
GameStop Corp., Class A (x)	668	17,755
Gap, Inc. (x)	1,819	38,599
Home Depot, Inc.	10,013	1,278,560
Lowe’s Cos., Inc.	7,132	564,640
Michaels Cos., Inc.*	1,204	34,242
O’Reilly Automotive, Inc.*	768	208,205
Penske Automotive Group, Inc. (x)	325	10,224
Ross Stores, Inc.	3,210	181,975
Sally Beauty Holdings, Inc.*	1,028	30,233
Signet Jewelers Ltd.	649	53,484
Staples, Inc.	4,845	41,764
Tiffany & Co.	826	50,089
TJX Cos., Inc.	5,321	410,941
Tractor Supply Co.	1,069	97,471
Ulta Salon Cosmetics & Fragrance, Inc.*	482	117,434
Williams-Sonoma, Inc. (x)	558	29,089

		3,616,728

Textiles, Apparel & Luxury Goods (1.1%)
Carter’s, Inc.	399	42,482
Coach, Inc.	2,237	91,135
Columbia Sportswear Co.	213	12,256
Hanesbrands, Inc.	3,073	77,224
Kate Spade & Co.*	1,032	21,269
lululemon athletica, Inc. (x)*	845	62,412
Michael Kors Holdings Ltd.*	1,402	69,371
NIKE, Inc., Class B	11,798	651,250
PVH Corp.	611	57,575
Skechers USA, Inc., Class A*	916	27,223
Under Armour, Inc., Class A (x)*	3,379	135,599
VF Corp.	2,685	165,101

		1,412,897

Total Consumer Discretionary		17,557,575

Consumer Staples (10.7%)
Beverages (2.7%)
Coca-Cola Co.	38,235	1,733,193
Dr. Pepper Snapple Group, Inc.	1,834	177,219
PepsiCo, Inc.	14,184	1,502,653

		3,413,065

Food & Staples Retailing (2.0%)
Casey’s General Stores, Inc.	332	$43,661
CVS Health Corp.	10,547	1,009,770
Kroger Co.	9,057	333,207
PriceSmart, Inc.	192	17,965
Rite Aid Corp.*	10,302	77,162
Sprouts Farmers Market, Inc.*	1,409	32,266
Sysco Corp.	5,154	261,514
Walgreens Boots Alliance, Inc.	8,499	707,712
Whole Foods Market, Inc. (x)	3,153	100,959

		2,584,216

Food Products (2.7%)
B&G Foods, Inc.	615	29,643
Blue Buffalo Pet Products, Inc. (x)*	636	14,844
Bunge Ltd.	1,369	80,976
Campbell Soup Co.	1,849	123,014
ConAgra Foods, Inc.	4,228	202,141
Flowers Foods, Inc.	1,845	34,594
General Mills, Inc.	5,857	417,721
Hain Celestial Group, Inc.*	927	46,118
Hershey Co.	1,928	218,809
Hormel Foods Corp.	2,699	98,783
J.M. Smucker Co.	1,143	174,205
Kellogg Co.	2,475	202,084
Kraft Heinz Co.	5,851	517,696
Lancaster Colony Corp.	173	22,077
McCormick & Co., Inc. (Non-Voting)	1,240	132,271
Mead Johnson Nutrition Co.	1,833	166,345
Mondelez International, Inc., Class A	14,985	681,967
Pinnacle Foods, Inc.	1,078	49,901
Post Holdings, Inc.*	667	55,154
Snyder’s-Lance, Inc.	781	26,468
TreeHouse Foods, Inc.*	552	56,663
WhiteWave Foods Co.*	1,615	75,808

		3,427,282

Household Products (2.9%)
Church & Dwight Co., Inc.	1,260	129,641
Clorox Co.	1,270	175,755
Colgate-Palmolive Co.	8,788	643,282
Kimberly-Clark Corp.	3,536	486,129
Procter & Gamble Co.	26,140	2,213,274

		3,648,081

Personal Products (0.4%)
Coty, Inc., Class A (x)	1,565	40,675
Edgewell Personal Care Co.*	564	47,607
Estee Lauder Cos., Inc., Class A	3,607	328,309
Herbalife Ltd. (x)*	638	37,342

		453,933

Total Consumer Staples		13,526,577

Energy (3.0%)
Energy Equipment & Services (1.7%)
Baker Hughes, Inc.	16,036	723,705
Core Laboratories N.V.	1,556	192,773
Dril-Quip, Inc.*	1,410	82,386

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Ensco plc, Class A	11,034	$107,140
FMC Technologies, Inc.*	8,274	220,668
Frank’s International N.V.	1,755	25,640
National Oilwell Varco, Inc. (x)	13,808	464,639
Oceaneering International, Inc.	3,615	107,944
RPC, Inc. (x)*	2,237	34,741
Weatherford International plc*	32,482	180,275

		2,139,911

Oil, Gas & Consumable Fuels (1.3%)
Cheniere Energy Partners LP Holdings LLC	1,712	34,120
Cheniere Energy, Inc.*	8,107	304,418
ONEOK, Inc.	7,712	365,935
Spectra Energy Corp.	25,667	940,182

		1,644,655

Total Energy		3,784,566

Financials (14.0%)
Banks (5.7%)
Associated Banc-Corp	1,377	23,616
Bank of America Corp.	90,876	1,205,925
Bank of Hawaii Corp.	350	24,080
Bank of the Ozarks, Inc. (x)	749	28,103
BankUnited, Inc.	960	29,491
BB&T Corp.	7,447	265,188
BOK Financial Corp. (x)	148	9,280
CIT Group, Inc.	1,572	50,163
Citigroup, Inc.	25,965	1,100,656
Citizens Financial Group, Inc.	4,851	96,923
Comerica, Inc.	1,606	66,055
Commerce Bancshares, Inc./Missouri	761	36,452
Cullen/Frost Bankers, Inc. (x)	500	31,865
East West Bancorp, Inc.	1,321	45,152
F.N.B. Corp./Pennsylvania	1,924	24,127
Fifth Third Bancorp	7,040	123,834
First Citizens BancShares, Inc./North Carolina, Class A	82	21,231
First Horizon National Corp.	2,016	27,781
First Niagara Financial Group, Inc.	3,254	31,694
First Republic Bank/California	1,367	95,676
FirstMerit Corp.	1,504	30,486
Home BancShares, Inc./Arkansas	1,120	22,165
Huntington Bancshares, Inc./Ohio	7,326	65,494
Investors Bancorp, Inc.	3,081	34,137
KeyCorp	7,725	85,361
M&T Bank Corp.	1,458	172,379
MB Financial, Inc.	635	23,038
PacWest Bancorp (x)	1,036	41,212
People’s United Financial, Inc.	2,851	41,796
PNC Financial Services Group, Inc.	4,418	359,581
Popular, Inc.	887	25,989
PrivateBancorp, Inc.	680	29,940
Prosperity Bancshares, Inc.	616	31,410
Regions Financial Corp.	11,616	98,852
Signature Bank/New York*	487	60,836
SVB Financial Group*	475	45,201
Synovus Financial Corp.	1,163	33,715
U.S. Bancorp	14,357	$579,018
UMB Financial Corp.	386	20,539
Umpqua Holdings Corp.	2,022	31,280
United Bankshares, Inc./West Virginia (x)	595	22,318
Webster Financial Corp.	851	28,891
Wells Fargo & Co.	40,874	1,934,566
Western Alliance Bancorp*	845	27,589
Zions Bancorp	1,876	47,144

		7,230,229

Capital Markets (2.3%)
Affiliated Managers Group, Inc.*	520	73,200
Ameriprise Financial, Inc.	1,521	136,662
Artisan Partners Asset Management, Inc., Class A	563	15,584
Bank of New York Mellon Corp.	9,529	370,202
BlackRock, Inc.	1,139	390,142
Charles Schwab Corp.	11,029	279,144
E*TRADE Financial Corp.*	2,556	60,040
Eaton Vance Corp.	1,023	36,153
Federated Investors, Inc., Class B	790	22,736
Franklin Resources, Inc.	3,379	112,757
Interactive Brokers Group, Inc., Class A	3,397	120,254
Invesco Ltd.	3,826	97,716
Janus Capital Group, Inc.	1,338	18,625
Legg Mason, Inc.	968	28,546
LPL Financial Holdings, Inc. (x)	686	15,456
Morgan Stanley	13,367	347,275
Northern Trust Corp.	1,967	130,333
NorthStar Asset Management Group, Inc.	1,799	18,368
Raymond James Financial, Inc.	1,155	56,941
SEI Investments Co.	1,248	60,041
State Street Corp.	3,631	195,783
Stifel Financial Corp.*	619	19,468
T. Rowe Price Group, Inc.	2,276	166,080
TD Ameritrade Holding Corp.	2,425	69,052

		2,840,558

Consumer Finance (1.0%)
Ally Financial, Inc.*	4,037	68,912
American Express Co.	7,152	434,555
Capital One Financial Corp.	4,532	287,827
Credit Acceptance Corp. (x)*	78	14,436
Discover Financial Services	3,780	202,570
Navient Corp.	2,925	34,954
OneMain Holdings, Inc.*	1,097	25,034
SLM Corp.*	3,787	23,404
Synchrony Financial*	7,380	186,566

		1,278,258

Diversified Financial Services (0.8%)
CBOE Holdings, Inc.	746	49,698
CME Group, Inc./Illinois	3,105	302,427
Leucadia National Corp.	3,057	52,978
MarketAxess Holdings, Inc.	344	50,018
Moody’s Corp.	1,550	145,250
MSCI, Inc.	796	61,388
S&P Global, Inc.	2,426	260,213
Voya Financial, Inc.	1,870	46,301

		968,273

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Insurance (4.0%)
Aflac, Inc.	3,796	$273,919
Alleghany Corp.*	142	78,040
Allstate Corp.	3,433	240,138
American Financial Group, Inc./Ohio	652	48,202
American International Group, Inc.	9,900	523,611
Aon plc	2,429	265,320
Arch Capital Group Ltd.*	1,120	80,640
Arthur J. Gallagher & Co.	1,624	77,302
Assurant, Inc.	568	49,024
Assured Guaranty Ltd.	1,232	31,256
Axis Capital Holdings Ltd.	852	46,860
Chubb Ltd.	4,109	537,087
Cincinnati Financial Corp.	1,357	101,626
CNO Financial Group, Inc.	1,642	28,669
Endurance Specialty Holdings Ltd.	568	38,147
Everest Reinsurance Group Ltd.	237	43,293
First American Financial Corp.	1,005	40,421
Hanover Insurance Group, Inc.	374	31,648
Hartford Financial Services Group, Inc.	3,607	160,079
Lincoln National Corp.	2,192	84,984
Loews Corp.	2,456	100,917
Marsh & McLennan Cos., Inc.	4,780	327,239
MetLife, Inc.	7,776	309,718
Primerica, Inc. (x)	431	24,671
Principal Financial Group, Inc.	2,472	101,624
ProAssurance Corp.	488	26,132
Progressive Corp.	5,346	179,091
Prudential Financial, Inc.	4,053	289,141
Reinsurance Group of America, Inc.	588	57,030
RenaissanceReinsurance Holdings Ltd.	395	46,389
RLI Corp.	348	23,935
Torchmark Corp.	1,029	63,613
Travelers Cos., Inc.	2,681	319,146
Unum Group	2,180	69,302
White Mountains Insurance Group Ltd.	41	34,522
Willis Towers Watson plc	1,270	157,874
XL Group plc	2,599	86,573

		4,997,183

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	2,861	75,759
Howard Hughes Corp.*	329	37,611
Jones Lang LaSalle, Inc.	414	40,345
Realogy Holdings Corp.*	1,348	39,119

		192,834

Thrifts & Mortgage Finance (0.1%)
MGIC Investment Corp.*	2,930	17,434
New York Community Bancorp, Inc. (x)	4,580	68,654
Radian Group, Inc.	1,965	20,475
TFS Financial Corp.	658	11,331

		117,894

Total Financials		17,625,229

Health Care (15.3%)
Biotechnology (3.1%)
ACADIA Pharmaceuticals, Inc. (x)*	713	$23,144
Agios Pharmaceuticals, Inc. (x)*	150	6,284
Alexion Pharmaceuticals, Inc.*	1,745	203,746
Alkermes plc*	1,205	52,080
Alnylam Pharmaceuticals, Inc. (x)*	515	28,577
Amgen, Inc.	5,990	911,379
Biogen, Inc.*	1,747	422,460
BioMarin Pharmaceutical, Inc.*	1,277	99,351
Celgene Corp.*	6,176	609,139
Gilead Sciences, Inc.	10,619	885,837
Incyte Corp.*	1,326	106,053
Intercept Pharmaceuticals, Inc. (x)*	115	16,408
Ionis Pharmaceuticals, Inc. (x)*	973	22,661
Juno Therapeutics, Inc. (x)*	586	22,526
Medivation, Inc.*	1,178	71,033
Myriad Genetics, Inc. (x)*	573	17,534
Regeneron Pharmaceuticals, Inc.*	635	221,761
Seattle Genetics, Inc. (x)*	754	30,469
United Therapeutics Corp. (x)*	355	37,602
Vertex Pharmaceuticals, Inc.*	1,989	171,094

		3,959,138

Health Care Equipment & Supplies (1.9%)
Abbott Laboratories	11,714	460,477
ABIOMED, Inc.*	252	27,541
Alere, Inc.*	690	28,759
Align Technology, Inc.*	558	44,947
Baxter International, Inc.	4,424	200,053
Becton Dickinson and Co.	1,699	288,133
Boston Scientific Corp.*	10,761	251,485
Cantel Medical Corp.	286	19,657
Cooper Cos., Inc.	390	66,912
Dentsply Sirona, Inc.	1,872	116,139
DexCom, Inc.*	635	50,375
Edwards Lifesciences Corp.*	1,689	168,444
Hill-Rom Holdings, Inc.	403	20,331
Hologic, Inc.*	1,934	66,916
IDEXX Laboratories, Inc.*	717	66,581
NuVasive, Inc.*	397	23,709
ResMed, Inc. (x)	1,124	71,071
St. Jude Medical, Inc.	2,248	175,344
STERIS plc	576	39,600
Teleflex, Inc.	320	56,739
Varian Medical Systems, Inc.*	736	60,521
West Pharmaceutical Services, Inc.	512	38,851

		2,342,585

Health Care Providers & Services (1.8%)
Acadia Healthcare Co., Inc. (x)*	481	26,647
AmerisourceBergen Corp.	1,463	116,045
Amsurg Corp.*	434	33,652
Brookdale Senior Living, Inc.*	1,529	23,608
Cardinal Health, Inc.	2,598	202,670
Centene Corp.*	1,359	96,992
DaVita HealthCare Partners, Inc.*	1,314	101,598

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Envision Healthcare Holdings, Inc.*	1,542	$39,121
Express Scripts Holding Co.*	5,044	382,335
HCA Holdings, Inc.*	2,401	184,901
HealthSouth Corp.	674	26,165
Henry Schein, Inc.*	654	115,627
Humana, Inc.	1,188	213,697
Laboratory Corp. of America Holdings*	775	100,959
LifePoint Health, Inc.*	332	21,703
McKesson Corp.	1,794	334,850
MEDNAX, Inc.*	727	52,657
Molina Healthcare, Inc.*	319	15,918
Patterson Cos., Inc.	648	31,033
Premier, Inc., Class A*	1,095	35,806
Quest Diagnostics, Inc.	1,076	87,597
Team Health Holdings, Inc. (x)*	483	19,644
VCA, Inc.*	616	41,648

		2,304,873

Health Care Technology (0.2%)
athenahealth, Inc. (x)*	311	42,921
Cerner Corp.*	2,399	140,581
IMS Health Holdings, Inc.*	969	24,574
Veeva Systems, Inc., Class A*	881	30,060

		238,136

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	2,569	113,961
Bio-Rad Laboratories, Inc., Class A*	174	24,886
Bio-Techne Corp.	261	29,433
Bruker Corp.	880	20,011
Charles River Laboratories International, Inc.*	331	27,288
Illumina, Inc.*	1,179	165,508
Mettler-Toledo International, Inc.*	214	78,093
PAREXEL International Corp.*	392	24,649
PerkinElmer, Inc.	805	42,198
PRA Health Sciences, Inc.*	241	10,064
Quintiles Transnational Holdings, Inc.*	614	40,106
Thermo Fisher Scientific, Inc.	3,150	465,444
VWR Corp.*	267	7,716
Waters Corp.*	629	88,469

		1,137,826

Pharmaceuticals (7.4%)
AbbVie, Inc.	12,896	798,391
Akorn, Inc.*	667	19,000
Allergan plc*	3,154	728,858
Bristol-Myers Squibb Co.	13,310	978,951
Catalent, Inc.*	772	17,748
Eli Lilly & Co.	7,745	609,919
Impax Laboratories, Inc.*	520	14,987
Jazz Pharmaceuticals plc*	482	68,112
Johnson & Johnson	21,933	2,660,473
Merck & Co., Inc.	22,071	1,271,510
Mylan N.V.*	3,405	147,232
Perrigo Co. plc	1,142	103,545
Pfizer, Inc.	48,359	1,702,720
Prestige Brands Holdings, Inc.*	421	$23,323
Shire plc (ADR)	1	140
Zoetis, Inc.	3,640	172,754

		9,317,663

Total Health Care		19,300,221

Industrials (11.3%)
Aerospace & Defense (0.3%)
B/E Aerospace, Inc.	1,043	48,161
HEICO Corp.	453	30,265
Hexcel Corp.	961	40,016
Rockwell Collins, Inc.	1,310	111,533
Spirit AeroSystems Holdings, Inc., Class A*	1,199	51,557
TransDigm Group, Inc.*	521	137,382

		418,914

Air Freight & Logistics (0.9%)
C.H. Robinson Worldwide, Inc.	1,436	106,623
Expeditors International of Washington, Inc.	1,827	89,596
United Parcel Service, Inc., Class B	8,880	956,554
XPO Logistics, Inc. (x)*	855	22,452

		1,175,225

Airlines (0.7%)
Alaska Air Group, Inc.	1,240	72,280
American Airlines Group, Inc.	5,817	164,679
Delta Air Lines, Inc.	7,763	282,806
JetBlue Airways Corp.*	3,333	55,195
Southwest Airlines Co.	6,426	251,963

		826,923

Building Products (0.3%)
A.O. Smith Corp.	705	62,118
Allegion plc	963	66,861
Armstrong World Industries, Inc.*	425	16,639
Lennox International, Inc.	393	56,042
Masco Corp.	3,348	103,587
Owens Corning, Inc.	1,089	56,105
USG Corp.*	943	25,423

		386,775

Commercial Services & Supplies (0.6%)
Cintas Corp.	885	86,845
Clean Harbors, Inc.*	444	23,137
Copart, Inc.*	1,001	49,059
Deluxe Corp.	492	32,654
Healthcare Services Group, Inc.	728	30,125
KAR Auction Services, Inc.	1,351	56,391
Pitney Bowes, Inc.	1,912	34,034
Rollins, Inc.	946	27,689
Tyco International plc	4,281	182,370
Waste Management, Inc.	4,157	275,484

		797,788

Construction & Engineering (0.1%)
Dycom Industries, Inc. (x)*	315	28,274
EMCOR Group, Inc.	611	30,098

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Quanta Services, Inc.*	1,276	$29,501
Valmont Industries, Inc.	202	27,325

		115,198

Electrical Equipment (0.9%)
Acuity Brands, Inc.	439	108,854
AMETEK, Inc.	2,348	108,548
Eaton Corp. plc	4,608	275,236
Emerson Electric Co.	6,473	337,632
EnerSys, Inc.	359	21,350
Hubbell, Inc.	523	55,161
Regal Beloit Corp.	411	22,625
Rockwell Automation, Inc.	1,311	150,529
Sensata Technologies Holding N.V.*	1,716	59,871
SolarCity Corp. (x)*	647	15,483

		1,155,289

Industrial Conglomerates (3.8%)
3M Co.	6,102	1,068,582
Carlisle Cos., Inc.	658	69,538
Danaher Corp.	6,028	608,828
General Electric Co.	92,515	2,912,372
Roper Technologies, Inc.	1,018	173,630

		4,832,950

Machinery (2.1%)
AGCO Corp.	725	34,169
Allison Transmission Holdings, Inc.	1,707	48,189
CLARCOR, Inc.	458	27,860
Colfax Corp.*	916	24,237
Crane Co.	461	26,148
Cummins, Inc.	1,594	179,229
Deere & Co. (x)	3,004	243,444
Donaldson Co., Inc.	1,246	42,812
Dover Corp.	1,561	108,208
Flowserve Corp.	1,340	60,528
Graco, Inc.	528	41,707
IDEX Corp.	729	59,851
Illinois Tool Works, Inc.	3,254	338,937
Ingersoll-Rand plc	2,590	164,931
ITT, Inc.	771	24,657
Lincoln Electric Holdings, Inc.	632	37,339
Middleby Corp.*	584	67,306
Nordson Corp.	469	39,213
Oshkosh Corp.	754	35,973
PACCAR, Inc.	3,526	182,894
Parker-Hannifin Corp.	1,355	146,408
Pentair plc	1,818	105,971
Snap-on, Inc.	585	92,325
Stanley Black & Decker, Inc.	1,510	167,942
Timken Co.	736	22,566
Toro Co.	554	48,863
WABCO Holdings, Inc.*	526	48,166
Wabtec Corp.	911	63,979
Woodward, Inc.	579	33,374
Xylem, Inc.	1,800	80,370

		2,597,596

Professional Services (0.6%)
Dun & Bradstreet Corp.	377	45,934
Equifax, Inc.	1,197	$153,695
IHS, Inc., Class A*	693	80,118
ManpowerGroup, Inc.	736	47,354
Nielsen Holdings plc	3,630	188,651
Robert Half International, Inc.	1,325	50,562
TransUnion*	515	17,222
Verisk Analytics, Inc.*	1,557	126,241

		709,777

Road & Rail (0.5%)
AMERCO	65	24,346
Avis Budget Group, Inc.*	892	28,749
Genesee & Wyoming, Inc., Class A*	541	31,892
Hertz Global Holdings, Inc.*	4,014	44,435
J.B. Hunt Transport Services, Inc.	895	72,432
Kansas City Southern	1,086	97,838
Landstar System, Inc.	377	25,885
Norfolk Southern Corp.	2,975	253,262
Old Dominion Freight Line, Inc.*	680	41,011
Ryder System, Inc.	497	30,386

		650,236

Trading Companies & Distributors (0.4%)
Air Lease Corp.	810	21,692
Fastenal Co. (x)	2,906	128,997
HD Supply Holdings, Inc.*	1,857	64,661
MSC Industrial Direct Co., Inc., Class A	494	34,856
United Rentals, Inc.*	917	61,531
W.W. Grainger, Inc. (x)	567	128,851

		440,588

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Corp.	767	56,796

Total Industrials		14,164,055

Information Technology (21.2%)
Communications Equipment (1.1%)
Arista Networks, Inc. (x)*	214	13,777
ARRIS International plc*	1,194	25,026
Brocade Communications Systems, Inc.	2,861	26,264
Ciena Corp.*	899	16,856
Cisco Systems, Inc.	34,357	985,702
CommScope Holding Co., Inc.*	794	24,638
EchoStar Corp., Class A*	672	26,679
F5 Networks, Inc.*	458	52,139
Juniper Networks, Inc.	2,413	54,269
Motorola Solutions, Inc.	1,103	72,765
NetScout Systems, Inc.*	640	14,240
ViaSat, Inc. (x)*	265	18,921

		1,331,276

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	2,103	120,565
Arrow Electronics, Inc.*	631	39,059
Avnet, Inc.	794	32,165
Belden, Inc.	231	13,945
Corning, Inc.	7,345	150,426
Dolby Laboratories, Inc., Class A	586	28,040
FEI Co.	242	25,865

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Fitbit, Inc., Class A (x)*	581	$7,100
Flextronics International Ltd.*	3,805	44,899
FLIR Systems, Inc.	759	23,491
Ingram Micro, Inc., Class A	1,015	35,302
IPG Photonics Corp.*	249	19,920
Jabil Circuit, Inc.	1,306	24,122
Keysight Technologies, Inc.*	1,017	29,584
National Instruments Corp.	689	18,879
TE Connectivity Ltd.	2,443	139,520
Trimble Navigation Ltd.*	1,754	42,727
Universal Display Corp.*	291	19,730

		815,339

Internet Software & Services (4.4%)
Akamai Technologies, Inc.*	1,141	63,816
Alphabet, Inc., Class A*	4,085	2,873,920
CoStar Group, Inc.*	211	46,137
eBay, Inc.*	7,220	169,020
Facebook, Inc., Class A*	17,194	1,964,930
IAC/InterActiveCorp	503	28,319
j2 Global, Inc.	251	15,856
Pandora Media, Inc. (x)*	1,442	17,953
Rackspace Hosting, Inc.*	616	12,850
Twitter, Inc. (x)*	3,836	64,867
VeriSign, Inc. (x)*	667	57,669
Yahoo!, Inc.*	5,970	224,233
Zillow Group, Inc., Class A (x)*	1,019	37,346

		5,576,916

IT Services (4.2%)
Accenture plc, Class A	4,465	505,840
Alliance Data Systems Corp.*	383	75,037
Amdocs Ltd.	1,047	60,433
Automatic Data Processing, Inc.	2,980	273,773
Black Knight Financial Services, Inc., Class A (x)*	264	9,926
Booz Allen Hamilton Holding Corp.	765	22,675
Broadridge Financial Solutions, Inc.	752	49,030
Cognizant Technology Solutions Corp., Class A*	4,161	238,176
Computer Sciences Corp.	866	42,997
Convergys Corp.	659	16,475
CoreLogic, Inc.*	588	22,626
CSRA, Inc.	937	21,954
DST Systems, Inc.	213	24,800
EPAM Systems, Inc.*	305	19,615
Euronet Worldwide, Inc.*	336	23,248
Fidelity National Information Services, Inc.	1,895	139,624
First Data Corp., Class A*	6,199	68,623
Fiserv, Inc.*	1,519	165,161
Gartner, Inc.*	528	51,432
Genpact Ltd.*	1,057	28,370
Global Payments, Inc.	895	63,885
International Business Machines Corp.	6,033	915,689
Jack Henry & Associates, Inc.	477	41,628
Leidos Holdings, Inc.	438	20,967
MasterCard, Inc., Class A	6,754	594,757
MAXIMUS, Inc.	377	20,874
Paychex, Inc.	2,189	$130,245
PayPal Holdings, Inc.*	7,534	275,066
Sabre Corp.	1,386	37,131
Square, Inc., Class A (x)*	2,290	20,725
Syntel, Inc.*	241	10,908
Teradata Corp.*	887	22,237
Total System Services, Inc.	1,103	58,580
Vantiv, Inc., Class A*	1,137	64,354
Visa, Inc., Class A	14,336	1,063,301
Western Union Co.	3,355	64,349
WEX, Inc.*	241	21,369
Xerox Corp.	6,278	59,578

		5,345,458

Semiconductors & Semiconductor Equipment (2.7%)
Advanced Micro Devices, Inc. (x)*	4,391	22,570
Analog Devices, Inc.	2,099	118,887
Applied Materials, Inc.	7,440	178,337
Broadcom Ltd.	1	155
Cavium, Inc. (x)*	360	13,896
Cree, Inc.*	686	16,766
Cypress Semiconductor Corp. (x)	2,130	22,472
First Solar, Inc.*	534	25,888
Integrated Device Technology, Inc.*	950	19,124
Intel Corp.	32,255	1,057,964
KLA-Tencor Corp.	1,087	79,623
Lam Research Corp. (x)	1,108	93,138
Linear Technology Corp.	1,633	75,983
Marvell Technology Group Ltd.	3,016	28,742
Maxim Integrated Products, Inc.	1,942	69,310
Microchip Technology, Inc. (x)	1,467	74,465
Micron Technology, Inc.*	7,084	97,476
NVIDIA Corp.	3,465	162,890
ON Semiconductor Corp.*	2,969	26,187
Qorvo, Inc.*	871	48,131
QUALCOMM, Inc.	10,034	537,521
Skyworks Solutions, Inc.	1,299	82,201
SunPower Corp. (x)*	405	6,273
Teradyne, Inc.	1,275	25,105
Texas Instruments, Inc.	6,860	429,779
Xilinx, Inc.	1,730	79,805

		3,392,688

Software (4.6%)
Adobe Systems, Inc.*	3,389	324,632
ANSYS, Inc.*	611	55,448
Aspen Technology, Inc.*	559	22,494
Autodesk, Inc.*	1,560	84,458
Blackbaud, Inc.	324	22,000
CA, Inc.	2,025	66,481
CDK Global, Inc.	1,030	57,155
Citrix Systems, Inc.*	1,020	81,692
Electronic Arts, Inc.*	2,037	154,323
Fair Isaac Corp.	183	20,681
FireEye, Inc. (x)*	1,011	16,651
Fortinet, Inc.*	986	31,148
Guidewire Software, Inc.*	495	30,571
Intuit, Inc.	1,690	188,621
Manhattan Associates, Inc.*	505	32,386
Microsoft Corp.	53,693	2,747,471

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
NetSuite, Inc. (x)*	270	$19,656
Nuance Communications, Inc.*	1,526	23,851
Oracle Corp.	20,693	846,965
PTC, Inc.*	722	27,133
Qlik Technologies, Inc.*	549	16,239
salesforce.com, Inc.*	4,350	345,434
ServiceNow, Inc.*	1,046	69,454
Splunk, Inc.*	763	41,339
Symantec Corp.	4,182	85,898
Synopsys, Inc.*	975	52,728
Take-Two Interactive Software, Inc.*	558	21,159
Tyler Technologies, Inc.*	222	37,010
Ultimate Software Group, Inc.*	178	37,432
VMware, Inc., Class A (x)*	1,855	106,143
Workday, Inc., Class A*	969	72,355

		5,739,008

Technology Hardware, Storage & Peripherals (3.5%)
Apple, Inc.	37,415	3,576,874
EMC Corp.	13,352	362,774
Hewlett Packard Enterprise Co.	11,351	207,383
HP, Inc.	11,685	146,647
Seagate Technology plc (x)	2,054	50,035
Western Digital Corp.	1,922	90,834

		4,434,547

Total Information Technology		26,635,232

Materials (3.4%)
Chemicals (2.2%)
Air Products and Chemicals, Inc.	3,132	444,869
Axalta Coating Systems Ltd.*	2,731	72,454
Ecolab, Inc.	4,252	504,287
International Flavors & Fragrances, Inc.	1,284	161,874
Mosaic Co.	5,635	147,524
PolyOne Corp.	1,354	47,715
PPG Industries, Inc.	4,286	446,387
Praxair, Inc.	4,595	516,432
Sensient Technologies Corp.	581	41,274
Sherwin-Williams Co.	1,266	371,786

		2,754,602

Containers & Packaging (0.8%)
Avery Dennison Corp.	1,436	107,341
Ball Corp.	2,284	165,110
Bemis Co., Inc.	1,525	78,522
Berry Plastics Group, Inc.*	1,947	75,641
Crown Holdings, Inc.*	2,247	113,856
Graphic Packaging Holding Co.	5,187	65,045
Owens-Illinois, Inc.*	2,102	37,857
Sealed Air Corp.	3,175	145,955
Sonoco Products Co.	1,623	80,598
WestRock Co.	4,069	158,162

		1,028,087

Metals & Mining (0.4%)
Compass Minerals International, Inc.	443	32,866
Nucor Corp.	5,121	253,029
Reliance Steel & Aluminum Co.	1,165	89,588
Steel Dynamics, Inc.	3,923	$96,114

		471,597

Paper & Forest Products (0.0%)
Domtar Corp.	827	28,953

Total Materials		4,283,239

Telecommunication Services (3.0%)
Diversified Telecommunication Services (2.9%)
AT&T, Inc.	40,555	1,752,382
CenturyLink, Inc.	3,587	104,059
Frontier Communications Corp. (x)	7,859	38,823
Level 3 Communications, Inc.*	1,903	97,985
SBA Communications Corp., Class A*	819	88,403
Verizon Communications, Inc.	26,639	1,487,522
Zayo Group Holdings, Inc.*	744	20,780

		3,589,954

Wireless Telecommunication Services (0.1%)
Sprint Corp. (x)*	4,111	18,623
Telephone & Data Systems, Inc.	636	18,864
T-Mobile US, Inc.*	1,854	80,222
U.S. Cellular Corp.*	162	6,362

		124,071

Total Telecommunication Services		3,714,025

Utilities (4.1%)
Electric Utilities (0.6%)
Alliant Energy Corp.	6,365	252,690
ITC Holdings Corp.	4,285	200,624
OGE Energy Corp.	5,597	183,302
Portland General Electric Co.	2,491	109,903

		746,519

Gas Utilities (1.0%)
AGL Resources, Inc.	3,382	223,110
Atmos Energy Corp.	2,865	232,982
New Jersey Resources Corp.	2,412	92,983
ONE Gas, Inc.	1,462	97,354
Piedmont Natural Gas Co., Inc.	2,276	136,833
Southwest Gas Corp.	1,322	104,055
Spire, Inc.	1,271	90,038
UGI Corp.	4,839	218,965
WGL Holdings, Inc.	1,411	99,885

		1,296,205

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp.	18,469	230,493
NRG Energy, Inc.	8,825	132,287
NRG Yield, Inc., Class A	5,261	80,072

		442,852

Multi-Utilities (1.7%)
CenterPoint Energy, Inc.	12,068	289,632
CMS Energy Corp.	7,846	359,817
Consolidated Edison, Inc.	8,524	685,671
Sempra Energy	6,643	757,435

		2,092,555

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Water Utilities (0.5%)
American Water Works Co., Inc.	4,981	$420,944
Aqua America, Inc.	4,968	177,159

		598,103

Total Utilities		5,176,234

Total Common Stocks (99.9%) (Cost $91,795,431)		125,766,953

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)
Food & Staples Retailing (0.0%)
Safeway, Inc. (Casa Ley subsidiary) (Contingent Value Shares) (b)*	2,090	731
Safeway, Inc. (PDC subsidiary) (Contingent Value Shares) (b)*†	2,090	102

Total Consumer Staples		833

Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp. (Contingent Value Shares) (b)*†	860	716

Total Health Care		716

Total Rights (0.0%) (Cost $—)		1,549

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.3%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $300,004, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $306,000. (xx)	$300,000	300,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $200,002, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $204,000. (xx)	200,000	200,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $1,247,635, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $1,272,573. (xx)	1,247,621	1,247,621
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $500,007, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $510,007. (xx)	$500,000	$500,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $150,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $153,000. (xx)	150,000	150,000
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $500,005, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $510,001. (xx)	500,000	500,000

Total Repurchase Agreements		2,897,621

Total Short-Term Investments (2.3%) (Cost $2,897,621)		2,897,621

Total Investments (102.2%) (Cost $94,693,052)		128,666,123
Other Assets Less Liabilities (-2.2%)		(2,733,527)

Net Assets (100%)		$125,932,596

*	Non-income producing.
†	Securities (totaling $818 or 0.0% of net assets) held at fair value by management.
(b)	Illiquid Security.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $2,845,877. This was secured by collateral of $2,897,621 which was received as cash and subsequently invested in short-term investments currently valued at $2,897,621, as reported in the Portfolio of Investments, and $14,553 collateralized by various U.S. Government Treasury Securities, ranging from 0.334% - 7.500%, maturing 11/15/16 - 2/15/44.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$17,557,575	$—	$—	$17,557,575
Consumer Staples	13,526,577	—	—	13,526,577
Energy	3,784,566	—	—	3,784,566
Financials	17,625,229	—	—	17,625,229
Health Care	19,300,221	—	—	19,300,221
Industrials	14,164,055	—	—	14,164,055
Information Technology	26,635,232	—	—	26,635,232
Materials	4,283,239	—	—	4,283,239
Telecommunication Services	3,714,025	—	—	3,714,025
Utilities	5,176,234	—	—	5,176,234
Rights
Consumer Staples	—	—	833	833
Health Care	—	—	716	716
Short-Term Investments
Repurchase Agreements	—	2,897,621	—	2,897,621

Total Assets	$125,766,953	$2,897,621	$1,549	$128,666,123

Total Liabilities	$—	$—	$—	$—

Total	$125,766,953	$2,897,621	$1,549	$128,666,123

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$300,000	$—	$300,000	$(300,000)	$—
Deutsche Bank AG	200,000	—	200,000	(200,000)	—
Merrill Lynch PFS, Inc.	1,247,621	—	1,247,621	(1,247,621)	—
Natixis	500,000	—	500,000	(500,000)	—
Nomura Securities Co., Ltd.	150,000	—	150,000	(150,000)	—
RBS Securities, Inc.	500,000	—	500,000	(500,000)	—

Total	$2,897,621	$—	$2,897,621	$(2,897,621)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$15,182,666
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$21,527,080

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,369,836
Aggregate gross unrealized depreciation	(4,431,591)

Net unrealized appreciation	$33,938,245

Federal income tax cost of investments	$94,727,878

For the six months ended June 30, 2016, the Portfolio incurred approximately $1,043 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $91,795,431)	$125,768,502
Repurchase Agreements (Cost $2,897,621)	2,897,621
Cash	192,464
Foreign cash (Cost $6,671)	5,191
Dividends, interest and other receivables	130,746
Receivable from Separate Accounts for Trust shares sold	5,386
Security lending income receivable	1,786
Other assets	1,406

Total assets	129,003,102

LIABILITIES
Payable on return of securities loaned	2,897,621
Payable to Separate Accounts for Trust shares redeemed	54,811
Investment management fees payable	51,515
Distribution fees payable – Class IB	25,035
Administrative fees payable	10,413
Distribution fees payable – Class IA	723
Trustees’ fees payable	271
Accrued expenses	30,117

Total liabilities	3,070,506

NET ASSETS	$125,932,596

Net assets were comprised of:
Paid in capital	$89,503,862
Accumulated undistributed net investment income (loss)	747,888
Accumulated undistributed net realized gain (loss) on investments	1,709,255
Net unrealized appreciation (depreciation) on investments and foreign currency translations	33,971,591

Net assets	$125,932,596

Class IA
Net asset value, offering and redemption price per share, $3,532,795 / 312,407 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.31

Class IB
Net asset value, offering and redemption price per share, $122,399,801 / 10,994,287 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.13

(x)	Includes value of securities on loan of $2,845,877.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends (net of $966 foreign withholding tax)	$1,274,877
Interest	628
Securities lending (net)	3,216

Total income	1,278,721

EXPENSES
Investment management fees	308,318
Distribution fees – Class IB	149,792
Administrative fees	62,361
Professional fees	23,158
Custodian fees	19,879
Distribution fees – Class IA	4,367
Printing and mailing expenses	4,257
Trustees’ fees	1,533
Miscellaneous	1,876

Total expenses	575,541

NET INVESTMENT INCOME (LOSS)	703,180

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	1,727,868
Change in unrealized appreciation (depreciation) on:
Investments	(479,285)
Foreign currency translations	(358)

Net change in unrealized appreciation (depreciation)	(479,643)

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,248,225

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,951,405

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$703,180	$1,388,318
Net realized gain (loss) on investments	1,727,868	14,198,728
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(479,643)	(14,768,748)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,951,405	818,298

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(38,037)
Class IB	—	(1,342,007)

	—	(1,380,044)

Distributions from net realized capital gains
Class IA	—	(394,367)
Class IB	—	(13,869,485)

	—	(14,263,852)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(15,643,896)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 5,884 and 54,149 shares, respectively ]	63,274	692,410
Capital shares issued in reinvestment of dividends and distributions [ 0 and 39,635 shares, respectively ]	—	432,404
Capital shares repurchased [ (24,466) and (85,323) shares, respectively ]	(265,868)	(1,090,764)

Total Class IA transactions	(202,594)	34,050

Class IB
Capital shares sold [ 506,750 and 2,573,442 shares, respectively ]	5,401,425	32,183,569
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,416,248 shares, respectively ]	—	15,211,492
Capital shares repurchased [ (1,165,739) and (2,737,004) shares, respectively ]	(12,389,761)	(34,367,126)

Total Class IB transactions	(6,988,336)	13,027,935

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(7,190,930)	13,061,985

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,239,525)	(1,763,613)
NET ASSETS:
Beginning of period	131,172,121	132,935,734

End of period (a)	$125,932,596	$131,172,121

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$747,888	$44,708

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IA		2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.11	$12.56	$11.23	$8.42	$7.28	$7.29

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.13	0.10	0.08	0.08	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.14	(0.10)	1.42	2.81	1.14	— #

Total from investment operations	0.20	0.03	1.52	2.89	1.22	0.04

Less distributions:
Dividends from net investment income	—	(0.13)	(0.09)	(0.08)	(0.08)	(0.05)
Distributions from net realized gains	—	(1.35)	(0.10)	—	—	—

Total dividends and distributions	—	(1.48)	(0.19)	(0.08)	(0.08)	(0.05)

Net asset value, end of period	$11.31	$11.11	$12.56	$11.23	$8.42	$7.28

Total return (b)	1.80%	0.47%	13.57%	34.31%	16.80%	0.51%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,533	$3,678	$4,052	$3,713	$3,041	$2,869
Ratio of expenses to average net assets (a)(f)	0.93%	0.93%	0.95%	0.96%	1.01%	0.82%
Ratio of net investment income (loss) to average net assets (a)(f)	1.14%	1.01%	0.83%	0.82%	0.98%	0.59%
Portfolio turnover rate (z)^	12%	52%	13%	16%	11%	134%

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IB		2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.94	$12.39	$11.08	$8.31	$7.18	$7.19

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.13	0.10	0.08	0.08	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.13	(0.10)	1.40	2.77	1.13	(0.01)

Total from investment operations	0.19	0.03	1.50	2.85	1.21	0.02

Less distributions:
Dividends from net investment income	—	(0.13)	(0.09)	(0.08)	(0.08)	(0.03)
Distributions from net realized gains	—	(1.35)	(0.10)	—	—	—

Total dividends and distributions	—	(1.48)	(0.19)	(0.08)	(0.08)	(0.03)

Net asset value, end of period	$11.13	$10.94	$12.39	$11.08	$8.31	$7.18

Total return (b)	1.74%	0.49%	13.58%	34.27%	16.87%	0.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$122,400	$127,494	$128,884	$115,118	$81,295	$71,835
Ratio of expenses to average net assets (a)(f)	0.93%	0.93%	0.95%	0.96%	1.01%	1.07%
Ratio of net investment income (loss) to average net assets (a)(f)	1.14%	1.01%	0.83%	0.82%	0.99%	0.35%
Portfolio turnover rate (z)^	12%	52%	13%	16%	11%	134%
^	Portfolio turnover rate excludes derivatives, if any.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Financials	19.9%
Information Technology	19.6
Consumer Discretionary	18.4
Health Care	11.6
Industrials	11.4
Energy	8.3
Consumer Staples	4.4
Repurchase Agreements	3.4
Materials	3.0
Utilities	1.7
Telecommunication Services	0.9
Investment Companies	0.5
Cash and Other	(3.1)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$1,025.15	$4.88
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.04	4.87
Class IB
Actual	1,000.00	1,025.12	4.88
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.04	4.87
Class K
Actual	1,000.00	1,026.15	3.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.28	3.62

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.97%, 0.97% and 0.72%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.4%)
Hotels, Restaurants & Leisure (5.3%)
Norwegian Cruise Line Holdings Ltd.*	67,100	$2,673,264
Panera Bread Co., Class A*	15,600	3,306,264
Starbucks Corp.	127,180	7,264,522
Wynn Resorts Ltd.	24,600	2,229,744
Yum! Brands, Inc.	33,100	2,744,652

		18,218,446

Household Durables (4.4%)
Lennar Corp., Class A	51,100	2,355,710
Newell Brands, Inc.	157,881	7,668,280
Whirlpool Corp.	31,712	5,284,488

		15,308,478

Internet & Catalog Retail (1.2%)
Amazon.com, Inc.*	3,607	2,581,241
Priceline Group, Inc.*	1,300	1,622,933

		4,204,174

Media (6.6%)
Charter Communications, Inc., Class A*	33,913	7,753,868
Comcast Corp., Class A	51,300	3,344,247
Gannett Co., Inc.	156,460	2,160,713
Scripps Networks Interactive, Inc., Class A	53,709	3,344,459
Sirius XM Holdings, Inc. (x)*	967,396	3,821,214
TEGNA, Inc.	109,321	2,532,968

		22,957,469

Textiles, Apparel & Luxury Goods (0.9%)
NIKE, Inc., Class B	54,642	3,016,238

Total Consumer Discretionary		63,704,805

Consumer Staples (4.4%)
Food Products (0.6%)
Mondelez International, Inc., Class A	47,790	2,174,923

Household Products (1.7%)
Procter & Gamble Co.	69,862	5,915,215

Personal Products (0.2%)
Avon Products, Inc.	198,656	750,920

Tobacco (1.9%)
Philip Morris International, Inc.	64,200	6,530,424

Total Consumer Staples		15,371,482

Energy (8.3%)
Energy Equipment & Services (1.7%)
Ensco plc, Class A	66,254	643,326
Halliburton Co.	59,775	2,707,210
Schlumberger Ltd.	33,775	2,670,927

		6,021,463

Oil, Gas & Consumable Fuels (6.6%)
Cenovus Energy, Inc. (x)	114,981	1,589,038
Chevron Corp.	43,500	4,560,105
Columbia Pipeline Group, Inc.	56,700	1,445,283
ConocoPhillips Co.	32,400	$1,412,640
Enbridge, Inc.	50,300	2,130,708
EOG Resources, Inc.	54,500	4,546,390
Kinder Morgan, Inc.	121,100	2,266,992
Noble Energy, Inc.	56,459	2,025,184
Occidental Petroleum Corp.	35,600	2,689,936

		22,666,276

Total Energy		28,687,739

Financials (19.9%)
Banks (2.9%)
CIT Group, Inc.	104,000	3,318,640
JPMorgan Chase & Co.	31,164	1,936,531
Umpqua Holdings Corp.	93,500	1,446,445
Wells Fargo & Co.	69,408	3,285,080

		9,986,696

Capital Markets (1.7%)
Goldman Sachs Group, Inc.	28,386	4,217,592
Invesco Ltd.	60,500	1,545,170

		5,762,762

Consumer Finance (1.2%)
Discover Financial Services	49,900	2,674,141
Synchrony Financial*	59,000	1,491,520

		4,165,661

Diversified Financial Services (2.5%)
CME Group, Inc./Illinois	30,674	2,987,648
Intercontinental Exchange, Inc.	13,300	3,404,268
Moody’s Corp.	24,700	2,314,637

		8,706,553

Insurance (4.9%)
Aon plc	59,758	6,527,367
Chubb Ltd.	42,731	5,585,369
Marsh & McLennan Cos., Inc.	69,068	4,728,395

		16,841,131

Real Estate Investment Trusts (REITs) (6.7%)
American Tower Corp. (REIT)	83,095	9,440,423
Crown Castle International Corp. (REIT)	63,300	6,420,519
Iron Mountain, Inc. (REIT)	83,400	3,321,822
Outfront Media, Inc. (REIT)	78,000	1,885,260
Prologis, Inc. (REIT)	44,200	2,167,568

		23,235,592

Total Financials		68,698,395

Health Care (11.6%)
Biotechnology (3.9%)
Agios Pharmaceuticals, Inc. (x)*	61,500	2,576,543
Incyte Corp.*	101,000	8,077,980
Kite Pharma, Inc. (x)*	59,800	2,990,000

		13,644,523

Health Care Equipment & Supplies (1.2%)
Medtronic plc	47,500	4,121,575

Health Care Providers & Services (3.2%)
Aetna, Inc.	34,800	4,250,124

See Notes to Financial Statements.

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EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
DaVita HealthCare Partners, Inc.*	52,800	$4,082,496
Express Scripts Holding Co.*	37,547	2,846,063

		11,178,683

Health Care Technology (1.5%)
Cerner Corp.*	86,114	5,046,280

Life Sciences Tools & Services (0.8%)
Illumina, Inc.*	20,400	2,863,752

Pharmaceuticals (1.0%)
Eli Lilly & Co.	42,000	3,307,500

Total Health Care		40,162,313

Industrials (11.4%)
Aerospace & Defense (3.6%)
Hexcel Corp.	116,238	4,840,150
TransDigm Group, Inc.*	28,800	7,594,272

		12,434,422

Commercial Services & Supplies (1.0%)
Waste Connections, Inc.	49,491	3,565,827

Electrical Equipment (1.3%)
Eaton Corp. plc	78,089	4,664,256

Industrial Conglomerates (1.6%)
Danaher Corp.	54,129	5,467,029

Machinery (0.8%)
IDEX Corp.	32,209	2,644,359

Professional Services (1.2%)
Nielsen Holdings plc	80,016	4,158,431

Road & Rail (1.9%)
Canadian National Railway Co.	46,000	2,716,760
Union Pacific Corp.	45,400	3,961,150

		6,677,910

Total Industrials		39,612,234

Information Technology (19.6%)
Electronic Equipment, Instruments & Components (1.7%)
Jabil Circuit, Inc.	229,213	4,233,564
Trimble Navigation Ltd.*	64,300	1,566,348

		5,799,912

Internet Software & Services (2.3%)
Alphabet, Inc., Class A*	468	329,252
Alphabet, Inc., Class C*	4,079	2,823,076
VeriSign, Inc.*	55,443	4,793,602

		7,945,930

IT Services (4.4%)
Accenture plc, Class A	38,046	4,310,231
Cognizant Technology Solutions Corp., Class A*	46,400	2,655,936
Jack Henry & Associates, Inc.	37,081	3,236,059
Visa, Inc., Class A	65,064	4,825,797

		15,028,023

Semiconductors & Semiconductor Equipment (6.7%)
Analog Devices, Inc.	36,100	2,044,704
ARM Holdings plc (ADR) (x)	21,500	978,465
ASML Holding N.V. (N.Y. Shares)	56,494	$5,604,770
Broadcom Ltd.	72,688	11,295,715
ON Semiconductor Corp.*	381,302	3,363,083

		23,286,737

Software (1.6%)
Microsoft Corp.	66,900	3,423,273
Mobileye N.V. (x)*	27,900	1,287,306
Tableau Software, Inc., Class A*	16,400	802,288

		5,512,867

Technology Hardware, Storage & Peripherals (2.9%)
Apple, Inc.	70,328	6,723,357
Hewlett Packard Enterprise Co.	67,300	1,229,571
HP, Inc.	67,300	844,615
NetApp, Inc.	52,100	1,281,139

		10,078,682

Total Information Technology		67,652,151

Materials (3.0%)
Chemicals (2.3%)
Monsanto Co.	55,713	5,761,281
Praxair, Inc.	17,700	1,989,303

		7,750,584

Metals & Mining (0.7%)
Allegheny Technologies, Inc. (x)	56,183	716,333
Barrick Gold Corp.	25,369	541,628
Freeport-McMoRan, Inc.	20,124	224,182
Nucor Corp.	21,717	1,073,037

		2,555,180

Total Materials		10,305,764

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.9%)
Verizon Communications, Inc.	54,100	3,020,944

Total Telecommunication Services		3,020,944

Utilities (1.7%)
Independent Power and Renewable Electricity Producers (0.9%)
AES Corp.	245,600	3,065,088

Multi-Utilities (0.8%)
Sempra Energy	25,400	2,896,108

Total Utilities		5,961,196

Total Common Stocks (99.2%) (Cost $260,183,837)		343,177,023

SHORT-TERM INVESTMENTS:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	1,898,132	1,898,132

See Notes to Financial Statements.

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EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.4%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $1,400,018, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $1,428,000 (xx)	$1,400,000	$1,400,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $900,010, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $918,001 (xx)	900,000	900,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $2,000,020, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $2,040,009 (xx)	2,000,000	2,000,000
HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $1,000,011, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $1,020,021 (xx)	1,000,000	1,000,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $3,444,237, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $3,513,081 (xx)	3,444,197	3,444,197
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $1,000,013, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $1,020,014 (xx)	1,000,000	1,000,000
Nomura Securities, Inc., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $1,000,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $1,020,000 (xx)	$1,000,000	$1,000,000
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $1,000,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $1,020,002 (xx)	1,000,000	1,000,000

Total Repurchase Agreements		11,744,197

Total Short-Term Investments (3.9%) (Cost $13,642,329)		13,642,329

Total Investments (103.1%) (Cost $273,826,166)		356,819,352
Other Assets Less Liabilities (-3.1%)		(10,696,626)

Net Assets (100%)		$346,122,726

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $11,463,522. This was secured by collateral of $11,744,197 which was received as cash and subsequently invested in short-term investments currently valued at $11,744,197, as reported in the Portfolio of Investments.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

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EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$63,704,805	$—	$—	$63,704,805
Consumer Staples	15,371,482	—	—	15,371,482
Energy	28,687,739	—	—	28,687,739
Financials	68,698,395	—	—	68,698,395
Health Care	40,162,313	—	—	40,162,313
Industrials	39,612,234	—	—	39,612,234
Information Technology	67,652,151	—	—	67,652,151
Materials	10,305,764	—	—	10,305,764
Telecommunication Services	3,020,944	—	—	3,020,944
Utilities	5,961,196	—	—	5,961,196
Short-Term Investments
Investment Companies	1,898,132	—	—	1,898,132
Repurchase Agreements	—	11,744,197	—	11,744,197

Total Assets	$345,075,155	$11,744,197	$—	$356,819,352

Total Liabilities	$—	$—	$—	$—

Total	$345,075,155	$11,744,197	$—	$356,819,352

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$1,400,000	$—	$1,400,000	$(1,400,000)	$—
Deutsche Bank AG	900,000	—	900,000	(900,000)	—
HSBC Securities, Inc.	3,000,000	—	3,000,000	(3,000,000)	—
Merrill Lynch PFS, Inc.	3,444,197	—	3,444,197	(3,444,197)	—
Natixis	1,000,000	—	1,000,000	(1,000,000)	—
Nomura Securities Co., Ltd.	1,000,000	—	1,000,000	(1,000,000)	—
RBS Securities, Inc.	1,000,000	—	1,000,000	(1,000,000)	—

Total	$11,744,197	$—	$11,744,197	$(11,744,197)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

See Notes to Financial Statements.

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EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$34,683,725
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$48,121,557

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$105,074,602
Aggregate gross unrealized depreciation	(21,903,488)

Net unrealized appreciation	$83,171,114

Federal income tax cost of investments	$273,648,238

See Notes to Financial Statements.

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EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $262,081,969)	$345,075,155
Repurchase Agreements (Cost $11,744,197)	11,744,197
Cash	1,464,507
Dividends, interest and other receivables	247,389
Receivable from Separate Accounts for Trust shares sold	14,737
Security lending income receivable	6,556
Other assets	3,790

Total assets	358,556,331

LIABILITIES
Payable on return of securities loaned	11,744,197
Payable for securities purchased	223,152
Investment management fees payable	164,989
Payable to Separate Accounts for Trust shares redeemed	122,905
Distribution fees payable – Class IB	62,517
Administrative fees payable	28,713
Distribution fees payable – Class IA	7,844
Trustees’ fees payable	2,836
Accrued expenses	76,452

Total liabilities	12,433,605

NET ASSETS	$346,122,726

Net assets were comprised of:
Paid in capital	$279,186,846
Accumulated undistributed net investment income (loss)	1,319,717
Accumulated undistributed net realized gain (loss) on investments	(17,377,023)
Net unrealized appreciation (depreciation) on investments	82,993,186

Net assets	$346,122,726

Class IA
Net asset value, offering and redemption price per share, $38,167,840 / 1,766,859 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.60

Class IB
Net asset value, offering and redemption price per share, $304,802,734 / 14,094,661 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.63

Class K
Net asset value, offering and redemption price per share, $3,152,152 / 146,045 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.58

(x)	Includes value of securities on loan of $11,463,522.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends (net of $16,408 foreign withholding tax)	$2,783,476
Interest	2,927
Securities lending (net)	14,043

Total income	2,800,446

EXPENSES
Investment management fees	1,084,375
Distribution fees – Class IB	366,260
Administrative fees	168,713
Distribution fees – Class IA	47,010
Professional fees	25,316
Custodian fees	16,910
Printing and mailing expenses	11,470
Trustees’ fees	4,129
Miscellaneous	2,858

Gross expenses	1,727,041
Less: Waiver from investment manager	(112,522)

Net expenses	1,614,519

NET INVESTMENT INCOME (LOSS)	1,185,927

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	2,272,987
Net change in unrealized appreciation (depreciation) on investments	4,543,933

NET REALIZED AND UNREALIZED GAIN (LOSS)	6,816,920

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,002,847

See Notes to Financial Statements.

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EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,185,927	$1,724,884
Net realized gain (loss) on investments	2,272,987	36,604,525
Net change in unrealized appreciation (depreciation) on investments	4,543,933	(31,284,475)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,002,847	7,044,934

DIVIDENDS:
Dividends from net investment income
Class IA	—	(240,745)
Class IB	—	(1,874,725)
Class K	—	(24,703)

TOTAL DIVIDENDS:	—	(2,140,173)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 56,396 and 231,477 shares, respectively ]	1,156,105	5,027,329
Capital shares issued in reinvestment of dividends [ 0 and 11,618 shares, respectively ]	—	240,745
Capital shares repurchased [ (168,697) and (332,666) shares, respectively ]	(3,523,525)	(7,153,655)

Total Class IA transactions	(2,367,420)	(1,885,581)

Class IB
Capital shares sold [ 258,026 and 1,005,658 shares, respectively ]	5,290,713	22,076,471
Capital shares issued in reinvestment of dividends [ 0 and 90,373 shares, respectively ]	—	1,874,725
Capital shares repurchased [ (889,125) and (1,734,129) shares, respectively ]	(18,117,406)	(37,619,573)

Total Class IB transactions	(12,826,693)	(13,668,377)

Class K
Capital shares sold [ 35,187 and 75,633 shares, respectively ]	710,765	1,628,691
Capital shares issued in reinvestment of dividends [ 0 and 1,195 shares, respectively ]	—	24,703
Capital shares repurchased [ (27,068) and (96,475) shares, respectively ]	(563,419)	(2,075,881)

Total Class K transactions	147,346	(422,487)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(15,046,767)	(15,976,445)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,043,920)	(11,071,684)
NET ASSETS:
Beginning of period	353,166,646	364,238,330

End of period (a)	$346,122,726	$353,166,646

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,319,717	$133,790

See Notes to Financial Statements.

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EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IA		2015		2014		2013	2012	2011
Net asset value, beginning of period	$21.07	$20.81		$18.96		$14.58	$12.53	$12.14

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.10		0.12	##	0.09	0.13	0.12
Net realized and unrealized gain (loss) on investments	0.46	0.29		1.87		4.54	2.05	0.39

Total from investment operations	0.53	0.39		1.99		4.63	2.18	0.51

Less distributions:
Dividends from net investment income	—	(0.13)		(0.14)		(0.25)	(0.13)	(0.12)

Net asset value, end of period	$21.60	$21.07		$20.81		$18.96	$14.58	$12.53

Total return (b)	2.52%	1.87	%(dd)	10.51%		31.82%	17.41%	4.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$38,168	$39,601		$40,961		$38,398	$26,189	$22,619
Ratio of expenses to average net assets:
After waivers (a)(f)	0.97%	0.97%		0.97%		0.97%	0.97%	0.72%
After waivers and fees paid indirectly (a)(f)	0.97%	0.97%		0.97%		0.97%	0.97%	0.72%
Before waivers and fees paid indirectly (a)(f)	1.04%	1.04%		1.04%		1.03%	1.02%	0.77%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.71%	0.47%		0.64	%(aa)	0.54%	0.91%	0.95%
After waivers and fees paid indirectly (a)(f)	0.71%	0.47%		0.64	%(aa)	0.54%	0.91%	0.96%
Before waivers and fees paid indirectly (a)(f)	0.64%	0.40%		0.57	%(aa)	0.47%	0.86%	0.91%
Portfolio turnover rate (z)^	10%	31%		27%		31%	30%	27%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IB		2015		2014		2013	2012	2011
Net asset value, beginning of period	$21.10	$20.83		$18.98		$14.60	$12.55	$12.16

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.10		0.12	##	0.09	0.12	0.09
Net realized and unrealized gain (loss) on investments	0.46	0.30		1.87		4.54	2.06	0.39

Total from investment operations	0.53	0.40		1.99		4.63	2.18	0.48

Less distributions:
Dividends from net investment income	—	(0.13)		(0.14)		(0.25)	(0.13)	(0.09)

Net asset value, end of period	$21.63	$21.10		$20.83		$18.98	$14.60	$12.55

Total return (b)	2.51%	1.92	%(ee)	10.50%		31.78%	17.38%	4.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$304,803	$310,665		$320,005		$321,605	$1,173,029	$1,111,015
Ratio of expenses to average net assets:
After waivers (a)(f)	0.97%	0.97%		0.97%		0.97%	0.97%	0.97%
After waivers and fees paid indirectly (a)(f)	0.97%	0.97%		0.97%		0.97%	0.97%	0.97%
Before waivers and fees paid indirectly (a)(f)	1.04%	1.04%		1.04%		1.03%	1.02%	1.02%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.71%	0.47%		0.64	%(bb)	0.56%	0.90%	0.70%
After waivers and fees paid indirectly (a)(f)	0.71%	0.47%		0.64	%(bb)	0.56%	0.90%	0.70%
Before waivers and fees paid indirectly (a)(f)	0.64%	0.40%		0.57	%(bb)	0.50%	0.85%	0.66%
Portfolio turnover rate (z)^	10%	31%		27%		31%	30%	27%

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				October 30, 2013* to December 31, 2013
Class K		2015		2014
Net asset value, beginning of period	$21.03	$20.76		$18.92		$18.42

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.15		0.18	##	0.02
Net realized and unrealized gain (loss) on investments	0.45	0.30		1.86		0.78

Total from investment operations	0.55	0.45		2.04		0.80

Less distributions:
Dividends from net investment income	—	(0.18)		(0.20)		(0.30)

Net asset value, end of period	$21.58	$21.03		$20.76		$18.92

Total return (b)	2.62%	2.19	%(ff)	10.76%		4.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,152	$2,901		$3,272		$1,470
Ratio of expenses to average net assets:
After waivers (a)(f)	0.72%	0.72%		0.72%		0.72%
After waivers and fees paid indirectly (a)(f)	0.72%	0.72%		0.72%		0.72%
Before waivers and fees paid indirectly (a)(f)	0.79%	0.79%		0.79%		0.78%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.97%	0.71%		0.92	%(cc)	0.76%
After waivers and fees paid indirectly (a)(f)	0.97%	0.71%		0.92	%(cc)	0.76%
Before waivers and fees paid indirectly (a)(f)	0.90%	0.64%		0.85	%(cc)	0.69%
Portfolio turnover rate (z)^	10%	31%		27%		31%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.10, $0.10 and $0.16 for Class IA, Class IB, and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 0.53% for income after waivers and reimbursements, 0.53% for income after waivers, reimbursements and fees paid indirectly, and 0.46% for income before waivers, reimbursements.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 0.53% for income after waivers and reimbursements, 0.53% for income after waivers, reimbursements and fees paid indirectly, and 0.46% for income before waivers, reimbursements.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 0.81% for income after waivers and reimbursements, 0.81% for income after waivers, reimbursements and fees paid indirectly, and 0.74% for income before waivers, reimbursements.
(dd)	Includes income resulting from a litigation payment. Without this income, the total return would have been 1.73%.
(ee)	Includes income resulting from a litigation payment. Without this income, the total return would have been 1.78%.
(ff)	Includes income resulting from a litigation payment. Without this income, the total return would have been 2.04%.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/COMMON STOCK INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Information Technology	19.0%
Financials	17.3
Health Care	14.0
Consumer Discretionary	12.7
Industrials	10.4
Consumer Staples	9.3
Energy	6.8
Utilities	3.7
Materials	3.3
Telecommunication Services	2.6
Repurchase Agreements	2.6
Investment Companies	1.5
Cash and Other	(3.2)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$1,032.46	$3.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.58
Class IB
Actual	1,000.00	1,033.04	3.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.58

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.71% and 0.71%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.7%)
Auto Components (0.4%)
BorgWarner, Inc.	56,860	$1,678,507
Cooper Tire & Rubber Co.	16,700	497,994
Dana Holding Corp.	52,900	558,624
Delphi Automotive plc	64,400	4,031,440
Dorman Products, Inc.*	2,000	114,400
Drew Industries, Inc.	5,500	466,620
Federal-Mogul Holdings Corp.*	31,000	257,610
Gentex Corp.	75,600	1,168,020
Gentherm, Inc.*	8,600	294,550
Goodyear Tire & Rubber Co.	69,700	1,788,502
Johnson Controls, Inc.	153,230	6,781,960
Lear Corp.	17,200	1,750,272
Tenneco, Inc.*	14,900	694,489
Visteon Corp.	12,600	829,206

		20,912,194

Automobiles (0.6%)
Ford Motor Co.	929,936	11,689,295
General Motors Co.	329,900	9,336,170
Harley-Davidson, Inc. (x)	45,350	2,054,355
Tesla Motors, Inc. (x)*	27,500	5,837,700
Thor Industries, Inc.	14,600	945,204

		29,862,724

Distributors (0.1%)
Core-Mark Holding Co., Inc. (x)	11,000	515,460
Genuine Parts Co.	35,800	3,624,750
LKQ Corp.*	73,700	2,336,290
Pool Corp.	10,400	977,912

		7,454,412

Diversified Consumer Services (0.1%)
Apollo Education Group, Inc.*	26,330	240,130
Bright Horizons Family Solutions, Inc.*	9,500	629,945
DeVry Education Group, Inc. (x)	16,100	287,224
Graham Holdings Co., Class B	1,000	489,540
Grand Canyon Education, Inc.*	12,900	514,968
H&R Block, Inc.	55,850	1,284,550
Houghton Mifflin Harcourt Co.*	28,400	443,892
Service Corp. International	56,100	1,516,944
ServiceMaster Global Holdings, Inc.*	31,800	1,265,640
Sotheby’s, Inc. (x)	14,900	408,260

		7,081,093

Hotels, Restaurants & Leisure (2.0%)
Aramark	56,900	1,901,598
Bloomin’ Brands, Inc.	30,200	539,674
Boyd Gaming Corp.*	11,900	218,960
Brinker International, Inc.	20,490	932,910
Buffalo Wild Wings, Inc.*	6,100	847,595
Caesars Acquisition Co., Class A*	1,200	13,464
Carnival Corp.	94,160	4,161,872
Cheesecake Factory, Inc.	12,800	616,192
Chipotle Mexican Grill, Inc.*	6,600	2,658,216

Choice Hotels International, Inc.	6,000	$285,720
Churchill Downs, Inc.	3,200	404,352
Cracker Barrel Old Country Store, Inc. (x)	5,800	994,526
Darden Restaurants, Inc.	33,250	2,106,055
Dave & Buster’s Entertainment, Inc.*	8,800	411,752
Diamond Resorts International, Inc.*	10,200	305,592
DineEquity, Inc.	2,100	178,038
Domino’s Pizza, Inc.	13,000	1,707,940
Dunkin’ Brands Group, Inc.	30,300	1,321,686
Extended Stay America, Inc.	14,400	215,280
Hilton Worldwide Holdings, Inc.	126,400	2,847,792
Hyatt Hotels Corp., Class A (x)*	8,300	407,862
International Game Technology plc	22,100	414,154
International Speedway Corp., Class A	1,200	40,140
Interval Leisure Group, Inc.	19,220	305,598
J Alexander’s Holdings, Inc.*	312	3,098
Jack in the Box, Inc.	9,900	850,608
La Quinta Holdings, Inc.*	22,800	259,920
Las Vegas Sands Corp.	89,000	3,870,610
Marriott International, Inc., Class A (x)	43,925	2,919,256
Marriott Vacations Worldwide Corp.	4,500	308,205
McDonald’s Corp.	208,921	25,141,553
MGM Resorts International*	111,400	2,520,982
Norwegian Cruise Line Holdings Ltd.*	37,300	1,486,032
Panera Bread Co., Class A*	7,100	1,504,774
Papa John’s International, Inc.	7,600	516,800
Pinnacle Entertainment, Inc.*	14,700	162,876
Red Rock Resorts, Inc., Class A*	17,500	384,650
Royal Caribbean Cruises Ltd.	41,650	2,796,797
SeaWorld Entertainment, Inc. (x)	14,800	212,084
Shake Shack, Inc., Class A (x)*	6,900	251,367
Six Flags Entertainment Corp.	16,884	978,428
Sonic Corp.	9,800	265,090
Starbucks Corp.	335,800	19,180,896
Starwood Hotels & Resorts Worldwide, Inc.	44,600	3,298,170
Texas Roadhouse, Inc.	18,200	829,920
Vail Resorts, Inc.	10,200	1,409,946
Wendy’s Co.	47,800	459,836
Wyndham Worldwide Corp.	31,670	2,255,854
Wynn Resorts Ltd. (x)	22,100	2,003,144
Yum! Brands, Inc.	90,840	7,532,453

		105,240,317

Household Durables (0.6%)
CalAtlantic Group, Inc.	20,779	762,797
D.R. Horton, Inc.	88,100	2,773,388
Garmin Ltd. (x)	35,500	1,505,910
GoPro, Inc., Class A (x)*	21,700	234,577

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Harman International Industries, Inc.	19,190	$1,378,226
Helen of Troy Ltd.*	6,000	617,040
KB Home (x)	27,500	418,275
Leggett & Platt, Inc.	33,200	1,696,852
Lennar Corp., Class A	49,300	2,272,730
Meritage Homes Corp.*	8,300	311,582
Mohawk Industries, Inc.*	14,800	2,808,448
Newell Brands, Inc.	103,290	5,016,795
NVR, Inc.*	1,000	1,780,340
PulteGroup, Inc.	81,000	1,578,690
Taylor Morrison Home Corp., Class A*	20,300	301,252
Tempur Sealy International, Inc. (x)*	17,200	951,504
Toll Brothers, Inc.*	44,200	1,189,422
TopBuild Corp.*	9,711	351,538
TRI Pointe Group, Inc.*	38,000	449,160
Tupperware Brands Corp.	15,000	844,200
Whirlpool Corp.	17,420	2,902,869

		30,145,595

Internet & Catalog Retail (1.9%)
Amazon.com, Inc.*	91,980	65,822,728
Expedia, Inc.	28,743	3,055,381
Groupon, Inc. (x)*	119,200	387,400
HSN, Inc.	8,700	425,691
Liberty Interactive Corp. QVC Group*	104,230	2,644,315
Liberty TripAdvisor Holdings, Inc., Class A*	17,402	380,756
Liberty Ventures*	36,144	1,339,858
Netflix, Inc.*	95,900	8,772,932
Priceline Group, Inc.*	11,680	14,581,429
Shutterfly, Inc.*	5,500	256,355
TripAdvisor, Inc.*	26,605	1,710,701
Wayfair, Inc., Class A (x)*	7,800	304,200

		99,681,746

Leisure Products (0.2%)
Brunswick Corp.	22,600	1,024,232
Hasbro, Inc.	27,100	2,276,129
Mattel, Inc.	79,800	2,496,942
Polaris Industries, Inc. (x)	16,100	1,316,336
Smith & Wesson Holding Corp.*	15,400	418,572
Vista Outdoor, Inc.*	18,200	868,686

		8,400,897

Media (3.0%)
AMC Entertainment Holdings, Inc., Class A	12,300	339,603
AMC Networks, Inc., Class A*	14,712	888,899
Cable One, Inc.	900	460,269
CBS Corp. (Non-Voting), Class B	94,920	5,167,445
Charter Communications, Inc., Class A*	47,175	10,786,092
Cinemark Holdings, Inc.	31,500	1,148,490
Clear Channel Outdoor Holdings, Inc., Class A	59,900	372,578
Comcast Corp., Class A	567,424	36,990,371

Discovery Communications, Inc., Class A (x)*	37,900	$956,217
Discovery Communications, Inc., Class C*	59,800	1,426,230
DISH Network Corp., Class A*	55,660	2,916,584
DreamWorks Animation SKG, Inc., Class A*	20,600	841,922
Gannett Co., Inc.	28,050	387,370
IMAX Corp. (x)*	14,700	433,356
Interpublic Group of Cos., Inc.	98,800	2,282,280
John Wiley & Sons, Inc., Class A	17,000	887,060
Liberty Braves Group, Class A (x)*	2,469	37,134
Liberty Braves Group, Class C (x)*	4,939	72,406
Liberty Broadband Corp. (x)*	28,648	1,716,240
Liberty Media Group, Class A (x)*	12,074	231,096
Liberty Media Group, Class C*	12,348	234,242
Liberty SiriusXM Group, Class A*	24,697	774,498
Liberty SiriusXM Group, Class C*	49,394	1,524,793
Lions Gate Entertainment Corp. (x)	22,800	461,244
Live Nation Entertainment, Inc.*	33,200	780,200
Madison Square Garden Co., Class A*	5,929	1,022,812
Media General, Inc.*	25,400	436,626
Meredith Corp.	9,100	472,381
MSG Networks, Inc., Class A*	17,787	272,853
New York Times Co., Class A	32,800	396,880
News Corp., Class A	93,361	1,059,647
News Corp., Class B	25,600	298,752
Nexstar Broadcasting Group, Inc., Class A (x)	7,500	356,850
Omnicom Group, Inc.	59,900	4,881,251
Regal Entertainment Group, Class A (x)	20,900	460,636
Scripps Networks Interactive, Inc., Class A	24,100	1,500,707
Sinclair Broadcast Group, Inc., Class A	19,400	579,284
Sirius XM Holdings, Inc. (x)*	418,100	1,651,495
Starz, Class A*	21,397	640,198
TEGNA, Inc.	56,100	1,299,837
Thomson Reuters Corp.	79,200	3,201,264
Time Warner, Inc.	185,926	13,672,998
Time, Inc.	16,403	269,993
Tribune Media Co., Class A (x)	19,600	767,928
Twenty-First Century Fox, Inc., Class A	264,026	7,141,903
Twenty-First Century Fox, Inc., Class B	117,700	3,207,325
Viacom, Inc., Class A	1,800	83,556
Viacom, Inc., Class B	84,360	3,498,409
Walt Disney Co.	382,068	37,373,892

		156,664,096

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Multiline Retail (0.6%)
Big Lots, Inc. (x)	15,500	$776,705
Dillard’s, Inc., Class A (x)	5,000	303,000
Dollar General Corp.	67,300	6,326,200
Dollar Tree, Inc.*	55,523	5,232,488
J.C. Penney Co., Inc. (x)*	63,200	561,216
Kohl’s Corp.	44,910	1,702,987
Macy’s, Inc.	74,400	2,500,584
Nordstrom, Inc. (x)	33,690	1,281,904
Ollie’s Bargain Outlet Holdings, Inc.*	16,000	398,240
Sears Holdings Corp. (x)*	16,200	220,482
Target Corp.	140,960	9,841,827

		29,145,633

Specialty Retail (2.4%)
Aaron’s, Inc.	17,500	383,075
Abercrombie & Fitch Co., Class A	20,300	361,543
Advance Auto Parts, Inc.	17,850	2,885,095
American Eagle Outfitters, Inc. (x)	60,700	966,951
Asbury Automotive Group, Inc.*	1,800	94,932
Ascena Retail Group, Inc. (x)*	40,768	284,968
AutoNation, Inc.*	18,900	887,922
AutoZone, Inc.*	6,890	5,469,558
Bed Bath & Beyond, Inc.	36,650	1,584,013
Best Buy Co., Inc.	71,710	2,194,326
Buckle, Inc. (x)	7,100	184,529
Burlington Stores, Inc.*	18,400	1,227,464
Cabela’s, Inc.*	12,000	600,720
CarMax, Inc. (x)*	51,250	2,512,787
Chico’s FAS, Inc.	33,850	362,533
Children’s Place, Inc.	5,200	416,936
CST Brands, Inc.	18,058	777,939
Dick’s Sporting Goods, Inc.	22,400	1,009,344
DSW, Inc., Class A (x)	15,200	321,936
Express, Inc.*	22,700	329,377
Five Below, Inc. (x)*	14,100	654,381
Foot Locker, Inc.	33,700	1,848,782
GameStop Corp., Class A (x)	33,700	895,746
Gap, Inc. (x)	68,890	1,461,846
Genesco, Inc.*	4,600	295,826
GNC Holdings, Inc., Class A	27,900	677,691
Group 1 Automotive, Inc.	5,800	286,288
Guess?, Inc. (x)	10,500	158,025
Home Depot, Inc.	293,060	37,420,831
L Brands, Inc.	58,690	3,939,860
Lithia Motors, Inc., Class A	5,700	405,099
Lowe’s Cos., Inc.	210,040	16,628,867
Michaels Cos., Inc.*	14,700	418,068
Monro Muffler Brake, Inc.	7,900	502,124
Murphy USA, Inc.*	8,655	641,855
Office Depot, Inc.*	132,429	438,340
O’Reilly Automotive, Inc.*	22,250	6,031,975
Party City Holdco, Inc.*	3,100	43,121
Penske Automotive Group, Inc. (x)	8,900	279,994
Restoration Hardware Holdings, Inc. (x)*	8,200	235,176
Ross Stores, Inc.	92,520	$5,244,959
Sally Beauty Holdings, Inc.*	34,500	1,014,645
Signet Jewelers Ltd.	20,880	1,720,721
Staples, Inc.	155,950	1,344,289
Tailored Brands, Inc. (x)	500	6,330
Tiffany & Co.	31,700	1,922,288
TJX Cos., Inc.	159,900	12,349,077
Tractor Supply Co.	34,300	3,127,474
Ulta Salon Cosmetics & Fragrance, Inc.*	13,700	3,337,868
Urban Outfitters, Inc.*	20,450	562,375
Williams-Sonoma, Inc.	26,900	1,402,297

		128,152,166

Textiles, Apparel & Luxury Goods (0.8%)
Carter’s, Inc.	15,680	1,669,449
Coach, Inc.	65,220	2,657,063
Columbia Sportswear Co. (x)	6,800	391,272
Deckers Outdoor Corp.*	5,600	322,112
Fossil Group, Inc. (x)*	9,900	282,447
G-III Apparel Group Ltd.*	9,600	438,912
Hanesbrands, Inc.	102,400	2,573,312
Kate Spade & Co.*	29,900	616,239
lululemon athletica, Inc. (x)*	27,100	2,001,606
Michael Kors Holdings Ltd.*	43,500	2,152,380
NIKE, Inc., Class B	311,820	17,212,464
PVH Corp.	20,781	1,958,194
Ralph Lauren Corp.	15,370	1,377,459
Skechers USA, Inc., Class A*	30,600	909,432
Steven Madden Ltd.*	9,202	314,524
Tumi Holdings, Inc.*	5,100	136,374
Under Armour, Inc., Class A (x)*	44,900	1,801,837
Under Armour, Inc., Class C*	45,219	1,645,961
VF Corp.	82,300	5,060,627
Wolverine World Wide, Inc.	27,700	562,864

		44,084,528

Total Consumer Discretionary		666,825,401

Consumer Staples (9.3%)
Beverages (2.0%)
Boston Beer Co., Inc., Class A*	2,300	393,369
Brown-Forman Corp., Class A (x)	6,700	723,801
Brown-Forman Corp., Class B	23,400	2,334,384
Coca-Cola Bottling Co. Consolidated	1,300	191,711
Coca-Cola Co.	917,740	41,601,154
Constellation Brands, Inc., Class A	39,000	6,450,600
Dr. Pepper Snapple Group, Inc.	46,010	4,445,946
Molson Coors Brewing Co., Class B	40,350	4,080,596
Monster Beverage Corp.*	36,700	5,898,057
National Beverage Corp.*	1,300	81,653
PepsiCo, Inc.	340,090	36,029,135

		102,230,406

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Food & Staples Retailing (2.0%)
Casey’s General Stores, Inc.	9,800	$1,288,798
Costco Wholesale Corp.	104,050	16,340,012
CVS Health Corp.	252,710	24,194,455
Kroger Co.	223,720	8,230,659
Performance Food Group Co.*	11,000	296,010
PriceSmart, Inc.	4,600	430,422
Rite Aid Corp.*	254,100	1,903,209
Smart & Final Stores, Inc.*	2,600	38,714
SpartanNash Co.	2,100	64,218
Sprouts Farmers Market, Inc. (x)*	37,300	854,170
SUPERVALU, Inc.*	22,100	104,312
Sysco Corp.	123,450	6,263,853
United Natural Foods, Inc.*	11,600	542,880
US Foods Holding Corp.*	17,200	416,928
Walgreens Boots Alliance, Inc.	203,880	16,977,088
Wal-Mart Stores, Inc.	356,220	26,011,184
Weis Markets, Inc.	700	35,385
Whole Foods Market, Inc. (x)	77,400	2,478,348

		106,470,645

Food Products (1.9%)
Amplify Snack Brands, Inc.*	7,400	109,150
Archer-Daniels-Midland Co.	137,460	5,895,659
B&G Foods, Inc.	13,900	669,980
Blue Buffalo Pet Products, Inc. (x)*	9,300	217,062
Bunge Ltd.	34,980	2,069,067
Calavo Growers, Inc.	1,800	120,600
Cal-Maine Foods, Inc.	7,500	332,400
Campbell Soup Co.	41,300	2,747,689
ConAgra Foods, Inc.	103,050	4,926,820
Darling Ingredients, Inc.*	28,800	429,120
Dean Foods Co. (x)	22,300	403,407
Flowers Foods, Inc.	47,400	888,750
Fresh Del Monte Produce, Inc.	7,500	408,225
General Mills, Inc.	143,800	10,255,816
Hain Celestial Group, Inc.*	25,800	1,283,550
Hershey Co.	35,250	4,000,523
Hormel Foods Corp.	64,600	2,364,360
Ingredion, Inc.	17,300	2,238,793
J&J Snack Foods Corp.	2,800	333,956
J.M. Smucker Co.	29,127	4,439,246
Kellogg Co.	60,200	4,915,330
Kraft Heinz Co.	141,036	12,478,865
Lancaster Colony Corp.	4,500	574,245
McCormick & Co., Inc. (Non-Voting)	30,250	3,226,768
Mead Johnson Nutrition Co.	44,000	3,993,000
Mondelez International, Inc., Class A	351,710	16,006,322
Pilgrim’s Pride Corp. (x)	13,300	338,884
Pinnacle Foods, Inc.	28,400	1,314,636
Post Holdings, Inc.*	14,800	1,223,812
Sanderson Farms, Inc. (x)	5,300	459,192
Seaboard Corp.*	100	287,064
Snyder’s-Lance, Inc.	19,530	661,872
Tootsie Roll Industries, Inc.	1,800	69,354
TreeHouse Foods, Inc.*	13,300	1,365,245
Tyson Foods, Inc., Class A	69,900	4,668,621
WhiteWave Foods Co.*	39,703	1,863,659

		97,581,042

Household Products (1.7%)
Central Garden & Pet Co., Class A*	2,900	$62,959
Church & Dwight Co., Inc.	30,100	3,096,989
Clorox Co.	33,450	4,629,145
Colgate-Palmolive Co.	204,320	14,956,224
Energizer Holdings, Inc.	16,450	847,011
HRG Group, Inc.*	20,500	281,465
Kimberly-Clark Corp.	85,600	11,768,288
Procter & Gamble Co.	630,280	53,365,808
Spectrum Brands Holdings, Inc. (x)	6,200	739,722
WD-40 Co.	1,100	129,195

		89,876,806

Personal Products (0.2%)
Avon Products, Inc.	102,300	386,694
Coty, Inc., Class A (x)	20,200	524,998
Edgewell Personal Care Co.*	16,450	1,388,544
Estee Lauder Cos., Inc., Class A	50,800	4,623,816
Herbalife Ltd. (x)*	17,200	1,006,716
Nu Skin Enterprises, Inc., Class A (x)	15,500	715,945
Revlon, Inc., Class A*	600	19,308
USANA Health Sciences, Inc.*	1,000	111,430

		8,777,451

Tobacco (1.5%)
Altria Group, Inc.	463,890	31,989,854
Philip Morris International, Inc.	366,430	37,273,260
Reynolds American, Inc.	200,044	10,788,373
Universal Corp.	1,500	86,610
Vector Group Ltd. (x)	20,895	468,466

		80,606,563

Total Consumer Staples		485,542,913

Energy (6.8%)
Energy Equipment & Services (1.1%)
Archrock, Inc.	16,900	159,198
Atwood Oceanics, Inc. (x)	16,000	200,320
Baker Hughes, Inc.	104,384	4,710,850
Bristow Group, Inc.	7,100	81,011
Diamond Offshore Drilling, Inc. (x)	17,300	420,909
Dril-Quip, Inc.*	12,800	747,904
Ensco plc, Class A	57,000	553,470
Era Group, Inc.*	2,000	18,800
Exterran Corp.*	8,450	108,583
FMC Technologies, Inc.*	62,800	1,674,876
Forum Energy Technologies, Inc.*	17,700	306,387
Frank’s International N.V. (x)	15,300	223,533
Halliburton Co.	202,630	9,177,113
Helix Energy Solutions Group, Inc.*	400	2,704
Helmerich & Payne, Inc. (x)	28,600	1,919,918
McDermott International, Inc. (x)*	42,800	211,432
Nabors Industries Ltd.	78,990	793,849
National Oilwell Varco, Inc. (x)	96,680	3,253,282
Noble Corp. plc (x)	58,900	485,336

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Oceaneering International, Inc.	24,600	$734,556
Oil States International, Inc.*	7,200	236,736
Patterson-UTI Energy, Inc.	45,900	978,588
Rowan Cos., plc, Class A (x)	43,300	764,678
RPC, Inc. (x)*	20,400	316,812
Schlumberger Ltd.	329,255	26,037,485
SEACOR Holdings, Inc. (x)*	1,500	86,925
Seadrill Ltd. (x)*	100,300	324,972
Superior Energy Services, Inc.	42,271	778,209
Transocean Ltd. (x)	81,000	963,090
U.S. Silica Holdings, Inc. (x)	14,900	513,603
Unit Corp. (x)*	1,900	29,564
Weatherford International plc*	188,500	1,046,175

		57,860,868

Oil, Gas & Consumable Fuels (5.7%)
Anadarko Petroleum Corp.	121,580	6,474,135
Antero Resources Corp. (x)*	38,500	1,000,230
Apache Corp.	91,780	5,109,393
Cabot Oil & Gas Corp.	108,700	2,797,938
California Resources Corp. (x)	9,725	118,640
Callon Petroleum Co.*	29,100	326,793
Carrizo Oil & Gas, Inc. (x)*	11,400	408,690
Cheniere Energy, Inc.*	46,900	1,761,095
Chesapeake Energy Corp. (x)*	137,210	587,259
Chevron Corp.	444,700	46,617,901
Cimarex Energy Co.	24,260	2,894,703
Cobalt International Energy, Inc. (x)*	91,500	122,610
Columbia Pipeline Group, Inc.	94,600	2,411,354
Concho Resources, Inc.*	29,200	3,482,684
ConocoPhillips Co.	295,176	12,869,674
CONSOL Energy, Inc. (x)	54,000	868,860
Continental Resources, Inc. (x)*	20,200	914,454
CVR Energy, Inc. (x)	15,600	241,800
Delek U.S. Holdings, Inc.	9,400	124,174
Denbury Resources, Inc. (x)*	91,659	329,056
Devon Energy Corp.	122,830	4,452,587
Diamondback Energy, Inc.	15,300	1,395,513
Energen Corp.	20,400	983,484
EOG Resources, Inc.	130,700	10,902,994
EP Energy Corp., Class A (x)*	56,000	290,080
EQT Corp.	40,400	3,128,172
Exxon Mobil Corp.#	978,565	91,730,683
GasLog Ltd. (x)	4,000	51,920
Golar LNG Ltd. (x)	21,900	339,450
Gulfport Energy Corp.*	29,500	922,170
Hess Corp.	66,220	3,979,822
HollyFrontier Corp.	53,732	1,277,210
Kinder Morgan, Inc.	452,671	8,474,001
Kosmos Energy Ltd. (x)*	41,000	223,450
Laredo Petroleum, Inc. (x)*	30,700	321,736
Marathon Oil Corp.	198,290	2,976,333
Marathon Petroleum Corp.	132,190	5,017,932
Matador Resources Co. (x)*	18,100	358,380
Memorial Resource Development Corp.*	29,600	470,048
Murphy Oil Corp. (x)	50,920	1,616,710
Newfield Exploration Co.*	46,550	2,056,579
Noble Energy, Inc.	104,228	3,738,658
Oasis Petroleum, Inc.*	42,800	399,752
Occidental Petroleum Corp.	180,560	$13,643,114
ONEOK, Inc.	56,500	2,680,925
Parsley Energy, Inc., Class A*	35,500	960,630
PBF Energy, Inc., Class A	22,900	544,562
PDC Energy, Inc.*	9,900	570,339
Phillips 66	106,088	8,417,022
Pioneer Natural Resources Co.	37,250	5,632,572
QEP Resources, Inc.	53,400	941,442
Range Resources Corp. (x)	44,350	1,913,259
Rice Energy, Inc.*	27,900	614,916
RSP Permian, Inc.*	15,600	544,284
Scorpio Tankers, Inc.	24,200	101,640
SemGroup Corp., Class A	9,800	319,088
Ship Finance International Ltd.	10,100	148,874
SM Energy Co. (x)	20,900	564,300
Southwestern Energy Co.*	95,550	1,202,019
Spectra Energy Corp.	165,200	6,051,276
Targa Resources Corp.	37,900	1,597,106
Teekay Corp.	10,600	75,578
Tesoro Corp.	29,810	2,233,365
Valero Energy Corp.	113,930	5,810,430
Western Refining, Inc. (x)	17,900	369,277
Whiting Petroleum Corp. (x)*	46,995	435,174
Williams Cos., Inc.	183,800	3,975,594
World Fuel Services Corp.	17,900	850,071
WPX Energy, Inc.*	64,033	596,147

		295,362,111

Total Energy		353,222,979

Financials (17.3%)
Banks (5.2%)
1st Source Corp.	500	16,195
Ameris Bancorp	2,100	62,370
Arrow Financial Corp.	200	6,058
Associated Banc-Corp	40,500	694,575
Banc of California, Inc.	5,800	104,980
BancFirst Corp.	300	18,096
Banco Latinoamericano de Comercio Exterior S.A., Class E	1,600	42,400
BancorpSouth, Inc.	31,550	715,869
Bank of America Corp.	2,420,392	32,118,602
Bank of Hawaii Corp.	12,700	873,760
Bank of the Ozarks, Inc. (x)	17,400	652,848
BankUnited, Inc.	26,500	814,080
Banner Corp.	4,000	170,160
BB&T Corp.	196,879	7,010,861
BBCN Bancorp, Inc.	14,900	222,308
Berkshire Hills Bancorp, Inc.	800	21,536
Blue Hills Bancorp, Inc. (x)	1,400	20,664
BNC Bancorp	1,800	40,878
BOK Financial Corp. (x)	6,050	379,335
Boston Private Financial Holdings, Inc.	4,100	48,298
Bridge Bancorp, Inc.	400	11,360
Brookline Bancorp, Inc.	29,000	319,870
Bryn Mawr Bank Corp.	500	14,600
Camden National Corp.	400	16,800
Capital Bank Financial Corp., Class A	900	25,920

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Cardinal Financial Corp.	900	$19,746
Cascade Bancorp*	600	3,324
Cathay General Bancorp (x)	21,630	609,966
CenterState Banks, Inc.	1,800	28,350
Central Pacific Financial Corp.	2,000	47,200
Chemical Financial Corp. (x)	4,700	175,263
CIT Group, Inc.	45,700	1,458,287
Citigroup, Inc.	691,472	29,311,498
Citizens Financial Group, Inc.	124,500	2,487,510
City Holding Co.	10,030	456,064
CoBiz Financial, Inc.	800	9,360
Columbia Banking System, Inc.	14,000	392,840
Comerica, Inc.	43,300	1,780,929
Commerce Bancshares, Inc./Missouri	24,079	1,153,384
Community Bank System, Inc.	8,900	365,701
Community Trust Bancorp, Inc.	400	13,864
ConnectOne Bancorp, Inc.	600	9,414
CU Bancorp*	500	11,365
Cullen/Frost Bankers, Inc. (x)	17,300	1,102,529
Customers Bancorp, Inc.*	1,800	45,234
CVB Financial Corp.	30,200	494,978
Eagle Bancorp, Inc.*	3,400	163,574
East West Bancorp, Inc.	39,500	1,350,110
Enterprise Financial Services Corp.	500	13,945
F.N.B. Corp./Pennsylvania	48,700	610,698
FCB Financial Holdings, Inc., Class A*	6,800	231,200
Fidelity Southern Corp.	700	10,969
Fifth Third Bancorp	197,150	3,467,868
Financial Institutions, Inc.	400	10,428
First Bancorp/North Carolina	300	5,274
First BanCorp/Puerto Rico*	12,800	50,816
First Busey Corp. (x)	6,133	131,185
First Citizens BancShares, Inc./North Carolina, Class A	2,200	569,602
First Commonwealth Financial Corp. (x)	12,000	110,400
First Community Bancshares, Inc./Virginia	400	8,976
First Financial Bancorp	4,200	81,690
First Financial Bankshares, Inc. (x)	18,800	616,452
First Financial Corp./Indiana	9,800	358,876
First Horizon National Corp.	68,162	939,272
First Interstate BancSystem, Inc., Class A	1,900	53,390
First Merchants Corp.	1,100	27,423
First Midwest Bancorp, Inc./Illinois	12,500	219,500
First Niagara Financial Group, Inc.	122,945	1,197,484
First of Long Island Corp.	500	14,335
First Republic Bank/California	31,800	2,225,682
FirstMerit Corp.	47,495	962,724
Flushing Financial Corp.	600	11,928
Fulton Financial Corp.	42,300	571,050
German American Bancorp, Inc.	300	9,591
Glacier Bancorp, Inc.	20,100	534,258
Great Southern Bancorp, Inc.	300	$11,091
Great Western Bancorp, Inc.	13,800	435,252
Hancock Holding Co.	24,124	629,878
Hanmi Financial Corp.	1,400	32,886
Heartland Financial USA, Inc.	700	24,703
Heritage Financial Corp./Washington	700	12,306
Hilltop Holdings, Inc.*	18,400	386,216
Home BancShares, Inc./Arkansas	21,800	431,422
Huntington Bancshares, Inc./Ohio	223,800	2,000,772
IBERIABANK Corp.	8,400	501,732
Independent Bank Corp./Massachusetts	2,100	95,970
Independent Bank Group, Inc.	800	34,328
International Bancshares Corp.	17,600	459,184
Investors Bancorp, Inc.	92,965	1,030,052
JPMorgan Chase & Co.	861,125	53,510,308
KeyCorp	224,100	2,476,305
Lakeland Bancorp, Inc. (x)	600	6,828
Lakeland Financial Corp.	500	23,505
LegacyTexas Financial Group, Inc.	5,500	148,005
Live Oak Bancshares, Inc.	900	12,699
M&T Bank Corp.	38,057	4,499,479
MainSource Financial Group, Inc.	600	13,230
MB Financial, Inc.	13,100	475,268
Mercantile Bank Corp.	400	9,544
National Bank Holdings Corp., Class A	1,400	28,504
NBT Bancorp, Inc.	15,800	452,354
Old National Bancorp/Indiana	23,600	295,708
Opus Bank	4,500	152,100
Pacific Premier Bancorp, Inc.*	1,400	33,600
PacWest Bancorp (x)	26,596	1,057,989
Park National Corp. (x)	700	64,246
Park Sterling Corp.	2,500	17,725
Peoples Bancorp, Inc./Ohio	400	8,716
People’s United Financial, Inc.	74,200	1,087,772
Pinnacle Financial Partners, Inc.	10,500	512,925
PNC Financial Services Group, Inc.	118,018	9,605,485
Popular, Inc.	38,050	1,114,865
Preferred Bank/California	300	8,663
PrivateBancorp, Inc.	18,000	792,540
Prosperity Bancshares, Inc.	15,900	810,741
Regions Financial Corp.	298,000	2,535,980
Renasant Corp.	2,700	87,291
Republic Bancorp, Inc./Kentucky, Class A	300	8,289
S&T Bancorp, Inc.	11,700	286,065
Sandy Spring Bancorp, Inc.	400	11,624
Seacoast Banking Corp. of Florida*	1,100	17,864
ServisFirst Bancshares, Inc. (x)	2,300	113,597
Signature Bank/New York*	12,100	1,511,532
Simmons First National Corp., Class A	1,900	87,752
South State Corp.	5,900	401,495

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
State Bank Financial Corp.	700	$14,245
Sterling Bancorp/Delaware	28,800	452,160
Stock Yards Bancorp, Inc.	500	14,115
Sun Bancorp, Inc./New Jersey*	300	6,198
SunTrust Banks, Inc./Georgia	122,950	5,050,786
SVB Financial Group*	13,400	1,275,144
Synovus Financial Corp.	42,300	1,226,277
Talmer Bancorp, Inc., Class A	10,400	199,368
TCF Financial Corp.	56,950	720,418
Texas Capital Bancshares, Inc.*	12,000	561,120
Tompkins Financial Corp.	8,139	529,035
Towne Bank/Virginia (x)	16,379	354,605
TriCo Bancshares	600	16,560
TriState Capital Holdings, Inc.*	500	6,865
Trustmark Corp.	11,650	289,503
U.S. Bancorp	382,290	15,417,756
UMB Financial Corp.	10,600	564,026
Umpqua Holdings Corp.	44,690	691,354
Union Bankshares Corp.	1,100	27,181
United Bankshares, Inc./West Virginia (x)	14,100	528,891
United Community Banks, Inc./Georgia	12,500	228,625
Univest Corp. of Pennsylvania	600	12,612
Valley National Bancorp	71,829	655,080
Washington Trust Bancorp, Inc.	600	22,752
Webster Financial Corp.	25,700	872,515
Wells Fargo & Co.	1,080,919	51,159,896
WesBanco, Inc.	13,900	431,595
Westamerica Bancorp (x)	4,500	221,670
Western Alliance Bancorp*	20,800	679,120
Wilshire Bancorp, Inc.	4,100	42,722
Wintrust Financial Corp.	11,500	586,500
Yadkin Financial Corp.	6,200	155,558
Zions Bancorp	49,600	1,246,448

		271,585,014

Capital Markets (1.7%)
Affiliated Managers Group, Inc.*	13,740	1,934,180
Ameriprise Financial, Inc.	36,860	3,311,871
Artisan Partners Asset Management, Inc., Class A	9,100	251,888
Associated Capital Group, Inc., Class A (x)	6,900	197,892
Bank of New York Mellon Corp.	246,350	9,570,697
BGC Partners, Inc., Class A	50,700	441,597
BlackRock, Inc.	30,510	10,450,590
Charles Schwab Corp.	268,134	6,786,472
Cohen & Steers, Inc.	11,400	461,016
Diamond Hill Investment Group, Inc.	100	18,842
E*TRADE Financial Corp.*	68,710	1,613,998
Eaton Vance Corp.	34,740	1,227,712
Evercore Partners, Inc., Class A	5,200	229,788
Federated Investors, Inc., Class B	23,300	670,574
Financial Engines, Inc. (x)	13,900	359,593
Franklin Resources, Inc.	94,390	3,149,794
GAMCO Investors, Inc., Class A	6,600	216,282
Goldman Sachs Group, Inc.	90,800	$13,491,064
Greenhill & Co., Inc. (x)	3,400	54,740
Houlihan Lokey, Inc.	700	15,659
Interactive Brokers Group, Inc., Class A	14,040	497,016
INTL FCStone, Inc.*	800	21,832
Invesco Ltd.	96,600	2,467,164
Investment Technology Group, Inc.	3,000	50,160
Janus Capital Group, Inc.	31,300	435,696
KCG Holdings, Inc., Class A*	19,400	258,020
Ladenburg Thalmann Financial Services, Inc. (x)*	2,100	4,956
Lazard Ltd., Class A	34,700	1,033,366
Legg Mason, Inc.	30,750	906,817
LPL Financial Holdings, Inc. (x)	22,800	513,684
Moelis & Co., Class A	5,700	128,250
Morgan Stanley	335,873	8,725,981
Northern Trust Corp.	48,650	3,223,549
NorthStar Asset Management Group, Inc.	48,550	495,695
OM Asset Management plc	12,600	168,210
Piper Jaffray Cos.*	5,600	211,120
PJT Partners, Inc., Class A (x)	1,600	36,800
Pzena Investment Management, Inc., Class A	300	2,283
Raymond James Financial, Inc.	37,500	1,848,750
SEI Investments Co.	33,650	1,618,901
State Street Corp.	92,750	5,001,080
Stifel Financial Corp.*	15,339	482,412
T. Rowe Price Group, Inc.	57,080	4,165,128
TD Ameritrade Holding Corp.	67,936	1,934,478
Virtu Financial, Inc., Class A	12,700	228,600
Virtus Investment Partners, Inc. (x)	1,100	78,298
Waddell & Reed Financial, Inc., Class A (x)	23,920	411,902
Westwood Holdings Group, Inc.	200	10,360
WisdomTree Investments, Inc. (x)	27,400	268,246

		89,683,003

Consumer Finance (0.7%)
Ally Financial, Inc.*	117,200	2,000,604
American Express Co.	192,756	11,711,854
Capital One Financial Corp.	121,970	7,746,315
Cash America International, Inc.	1,800	76,716
Credit Acceptance Corp. (x)*	1,900	351,652
Discover Financial Services	97,370	5,218,058
Encore Capital Group, Inc. (x)*	2,600	61,178
First Cash Financial Services, Inc.	3,300	169,389
Green Dot Corp., Class A*	5,500	126,445
LendingClub Corp. (x)*	115,900	498,370
Navient Corp.	80,584	962,979
Nelnet, Inc., Class A	3,600	125,100
OneMain Holdings, Inc.*	11,300	257,866
PRA Group, Inc. (x)*	17,400	420,036
Santander Consumer USA Holdings, Inc.*	21,800	225,194

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
SLM Corp.*	117,584	$726,669
Synchrony Financial*	198,800	5,025,664

		35,704,089

Diversified Financial Services (1.9%)
Berkshire Hathaway, Inc., Class B*	447,285	64,762,395
CBOE Holdings, Inc.	20,100	1,339,062
CME Group, Inc./Illinois	78,165	7,613,271
FactSet Research Systems, Inc.	10,000	1,614,200
FNFV Group (x)*	18,860	216,324
Intercontinental Exchange, Inc.	27,078	6,930,885
Leucadia National Corp.	91,388	1,583,754
MarketAxess Holdings, Inc.	10,860	1,579,044
Moody’s Corp.	39,750	3,724,973
Morningstar, Inc.	3,200	261,696
MSCI, Inc.	21,334	1,645,278
Nasdaq, Inc.	29,600	1,914,232
NewStar Financial, Inc.*	300	2,526
On Deck Capital, Inc. (x)*	2,800	14,420
S&P Global, Inc.	64,530	6,921,488
Voya Financial, Inc.	55,700	1,379,132

		101,502,680

Insurance (2.9%)
Aflac, Inc.	94,550	6,822,728
Alleghany Corp.*	3,854	2,118,081
Allied World Assurance Co. Holdings AG	25,640	900,990
Allstate Corp.	91,640	6,410,218
Ambac Financial Group, Inc.*	2,200	36,212
American Equity Investment Life Holding Co.	17,400	247,950
American Financial Group, Inc./Ohio	16,830	1,244,242
American International Group, Inc.	261,136	13,811,483
American National Insurance Co.	4,000	452,600
AMERISAFE, Inc.	2,700	165,294
AmTrust Financial Services, Inc.	18,600	455,700
Aon plc	61,878	6,758,934
Arch Capital Group Ltd.*	29,800	2,145,600
Argo Group International Holdings Ltd.	4,700	243,930
Arthur J. Gallagher & Co.	39,500	1,880,200
Aspen Insurance Holdings Ltd.	18,170	842,725
Assurant, Inc.	17,600	1,519,056
Assured Guaranty Ltd.	33,400	847,358
Axis Capital Holdings Ltd.	25,170	1,384,350
Brown & Brown, Inc.	35,300	1,322,691
Chubb Ltd.	109,644	14,331,567
Cincinnati Financial Corp.	39,820	2,982,120
Citizens, Inc./Texas (x)*	700	5,320
CNA Financial Corp.	9,600	301,632
CNO Financial Group, Inc.	59,300	1,035,378
Crawford & Co., Class B	600	5,094
Donegal Group, Inc., Class A	400	6,596
EMC Insurance Group, Inc.	200	5,544
Employers Holdings, Inc.	1,600	46,432
Endurance Specialty Holdings Ltd.	15,428	1,036,144
Enstar Group Ltd.*	2,700	$437,373
Erie Indemnity Co., Class A	5,900	586,106
Everest Reinsurance Group Ltd.	9,800	1,790,166
FBL Financial Group, Inc., Class A	1,800	109,206
Fidelity & Guaranty Life (x)	7,100	164,578
First American Financial Corp.	26,400	1,061,808
FNF Group	65,689	2,463,337
Genworth Financial, Inc., Class A*	116,400	300,312
Global Indemnity plc*	100	2,753
Greenlight Capital Reinsurance Ltd., Class A*	1,300	26,208
Hanover Insurance Group, Inc.	10,690	904,588
Hartford Financial Services Group, Inc.	93,210	4,136,660
Heritage Insurance Holdings, Inc.	1,800	21,546
Horace Mann Educators Corp.	6,200	209,498
Infinity Property & Casualty Corp.	500	40,330
James River Group Holdings Ltd.	800	27,168
Kemper Corp.	12,000	371,760
Lincoln National Corp.	60,250	2,335,893
Loews Corp.	75,092	3,085,530
Maiden Holdings Ltd.	2,800	34,272
Markel Corp.*	3,460	3,296,619
Marsh & McLennan Cos., Inc.	126,950	8,690,997
MBIA, Inc.*	20,800	142,064
Mercury General Corp.	4,800	255,168
MetLife, Inc.	225,960	8,999,987
National General Holdings Corp.	13,000	278,460
National Interstate Corp.	200	6,050
National Western Life Group, Inc., Class A	100	19,527
Navigators Group, Inc.	1,100	101,167
Old Republic International Corp.	71,894	1,386,835
OneBeacon Insurance Group Ltd., Class A	18,600	256,680
Primerica, Inc. (x)	14,700	841,428
Principal Financial Group, Inc.	62,900	2,585,819
ProAssurance Corp.	19,000	1,017,450
Progressive Corp.	138,400	4,636,400
Prudential Financial, Inc.	107,931	7,699,798
Reinsurance Group of America, Inc.	15,510	1,504,315
RenaissanceReinsurance Holdings Ltd.	13,160	1,545,510
RLI Corp.	8,880	610,766
Safety Insurance Group, Inc.	500	30,790
Selective Insurance Group, Inc.	13,700	523,477
State Auto Financial Corp.	300	6,573
State National Cos., Inc. (x)	900	9,477
Stewart Information Services Corp.	1,200	49,692
Third Point Reinsurance Ltd. (x)*	12,500	146,500
Torchmark Corp.	32,605	2,015,641
Travelers Cos., Inc.	69,570	8,281,613

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Trupanion, Inc. (x)*	2,200	$29,150
United Fire Group, Inc.	800	33,944
United Insurance Holdings Corp. (x)	900	14,742
Universal Insurance Holdings, Inc. (x)	2,700	50,166
Unum Group	59,400	1,888,326
Validus Holdings Ltd.	24,958	1,212,709
W. R. Berkley Corp.	27,100	1,623,832
White Mountains Insurance Group Ltd.	1,100	926,200
WMIH Corp. (x)*	5,800	12,876
XL Group plc	73,270	2,440,624

		150,646,633

Real Estate Investment Trusts (REITs) (4.6%)
Acadia Realty Trust (REIT)	17,000	603,840
AG Mortgage Investment Trust, Inc. (REIT)	1,400	20,216
Agree Realty Corp. (REIT)	3,600	173,664
Alexander’s, Inc. (REIT)	200	81,846
Alexandria Real Estate Equities, Inc. (REIT)	18,480	1,913,050
Altisource Residential Corp. (REIT)	4,200	38,598
American Assets Trust, Inc. (REIT)	5,100	216,444
American Campus Communities, Inc. (REIT)	28,300	1,496,221
American Capital Agency Corp. (REIT)	95,100	1,884,882
American Capital Mortgage Investment Corp. (REIT)	5,200	82,108
American Homes 4 Rent (REIT), Class A	47,500	972,800
American Tower Corp. (REIT)	100,100	11,372,361
Annaly Capital Management, Inc. (REIT)	250,458	2,772,570
Anworth Mortgage Asset Corp. (REIT) (x)	5,600	26,320
Apartment Investment & Management Co. (REIT), Class A	43,188	1,907,182
Apollo Commercial Real Estate Finance, Inc. (REIT) (x)	5,500	88,385
Apollo Residential Mortgage, Inc. (REIT)	2,000	26,800
Apple Hospitality REIT, Inc. (REIT) (x)	45,300	852,093
Armada Hoffler Properties, Inc. (REIT)	2,600	35,724
ARMOUR Residential REIT, Inc. (REIT) (x)	4,500	90,000
Ashford Hospitality Prime, Inc. (REIT)	5,600	79,184
Ashford Hospitality Trust, Inc. (REIT)	6,300	33,831
AvalonBay Communities, Inc. (REIT)	31,249	5,637,007
Boston Properties, Inc. (REIT)	36,170	4,770,823
Brandywine Realty Trust (REIT)	51,000	$856,800
Brixmor Property Group, Inc. (REIT)	42,100	1,113,966
Camden Property Trust (REIT)	20,180	1,784,316
Capstead Mortgage Corp. (REIT) (x)	16,500	160,050
Care Capital Properties, Inc. (REIT)	21,244	556,805
CareTrust REIT, Inc. (REIT)	4,700	64,766
CatchMark Timber Trust, Inc. (REIT), Class A	800	9,776
CBL & Associates Properties, Inc. (REIT)	47,891	445,865
Cedar Realty Trust, Inc. (REIT)	2,700	20,061
Chatham Lodging Trust (REIT)	2,100	46,158
Chesapeake Lodging Trust (REIT)	13,900	323,175
Chimera Investment Corp. (REIT)	44,040	691,428
Colony Capital, Inc. (REIT), Class A (x)	19,100	293,185
Colony Starwood Homes (REIT) (x)	15,200	462,384
Columbia Property Trust, Inc. (REIT)	32,600	697,640
Communications Sales & Leasing, Inc. (REIT) (x)	31,402	907,518
CoreSite Realty Corp. (REIT)	7,800	691,782
Corporate Office Properties Trust (REIT)	24,809	733,602
Corrections Corp. of America (REIT)	34,743	1,216,700
Cousins Properties, Inc. (REIT)	51,713	537,815
Crown Castle International Corp. (REIT)	80,550	8,170,186
CubeSmart (REIT)	39,700	1,225,936
CyrusOne, Inc. (REIT)	16,000	890,560
CYS Investments, Inc. (REIT)	37,400	313,038
DCT Industrial Trust, Inc. (REIT)	22,850	1,097,714
DDR Corp. (REIT)	84,708	1,536,603
DiamondRock Hospitality Co. (REIT)	58,300	526,449
Digital Realty Trust, Inc. (REIT) (x)	37,589	4,096,825
Douglas Emmett, Inc. (REIT)	37,000	1,314,240
Duke Realty Corp. (REIT)	84,800	2,260,768
DuPont Fabros Technology, Inc. (REIT)	17,400	827,196
Easterly Government Properties, Inc. (REIT)	4,600	90,758
EastGroup Properties, Inc. (REIT)	10,300	709,876
Education Realty Trust, Inc. (REIT)	13,400	618,276
Empire State Realty Trust, Inc. (REIT), Class A	27,100	514,629
EPR Properties (REIT)	14,840	1,197,291
Equinix, Inc. (REIT)	16,138	6,257,187
Equity Commonwealth (REIT)*	33,000	961,290

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Equity LifeStyle Properties, Inc. (REIT)	21,800	$1,745,090
Equity One, Inc. (REIT)	21,600	695,088
Equity Residential (REIT)	87,787	6,046,769
Essex Property Trust, Inc. (REIT)	15,977	3,644,194
Extra Space Storage, Inc. (REIT)	28,300	2,618,882
Federal Realty Investment Trust (REIT)	17,380	2,877,259
FelCor Lodging Trust, Inc. (REIT)	9,300	57,939
First Industrial Realty Trust, Inc. (REIT)	29,500	820,690
First Potomac Realty Trust (REIT)	2,100	19,320
Forest City Realty Trust, Inc. (REIT), Class A	50,700	1,131,117
Four Corners Property Trust, Inc. (REIT)	15,146	311,856
Franklin Street Properties Corp. (REIT)	5,700	69,939
Gaming and Leisure Properties, Inc. (REIT)	43,225	1,490,398
General Growth Properties, Inc. (REIT)	144,807	4,318,145
Geo Group, Inc. (REIT)	24,883	850,501
Getty Realty Corp. (REIT)	1,200	25,740
Gladstone Commercial Corp. (REIT)	1,300	21,957
Global Net Lease, Inc. (REIT) (x)	25,400	201,930
Government Properties Income Trust (REIT) (x)	18,800	433,528
Gramercy Property Trust (REIT)	99,200	914,624
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	2,300	49,680
Hatteras Financial Corp. (REIT)	19,300	316,520
HCP, Inc. (REIT)	114,997	4,068,594
Healthcare Realty Trust, Inc. (REIT)	23,600	825,764
Healthcare Trust of America, Inc. (REIT), Class A	30,900	999,306
Hersha Hospitality Trust (REIT)	6,600	113,190
Highwoods Properties, Inc. (REIT)	29,530	1,559,184
Hospitality Properties Trust (REIT)	43,400	1,249,920
Host Hotels & Resorts, Inc. (REIT)	172,913	2,802,920
Hudson Pacific Properties, Inc. (REIT)	16,300	475,634
InfraREIT, Inc. (REIT)	2,800	49,112
Invesco Mortgage Capital, Inc. (REIT)	24,500	335,405
Investors Real Estate Trust (REIT) (x)	7,700	49,819
Iron Mountain, Inc. (REIT)	56,801	$2,262,384
iStar, Inc. (REIT)*	13,000	124,670
Kilroy Realty Corp. (REIT)	21,800	1,445,122
Kimco Realty Corp. (REIT)	101,522	3,185,760
Kite Realty Group Trust (REIT)	20,300	569,009
Ladder Capital Corp. (REIT)	27,988	341,454
Lamar Advertising Co. (REIT), Class A	21,400	1,418,820
LaSalle Hotel Properties (REIT)	26,100	615,438
Lexington Realty Trust (REIT)	45,500	460,005
Liberty Property Trust (REIT)	38,452	1,527,313
LTC Properties, Inc. (REIT)	8,800	455,224
Macerich Co. (REIT)	33,684	2,876,277
Mack-Cali Realty Corp. (REIT)	25,239	681,453
Medical Properties Trust, Inc. (REIT)	42,800	650,988
MFA Financial, Inc. (REIT)	120,050	872,763
Mid-America Apartment Communities, Inc. (REIT)	19,716	2,097,782
Monmouth Real Estate Investment Corp. (REIT) (x)	3,000	39,780
Monogram Residential Trust, Inc. (REIT) (x)	24,800	253,208
National Health Investors, Inc. (REIT)	7,000	525,630
National Retail Properties, Inc. (REIT)	38,290	1,980,359
National Storage Affiliates Trust (REIT) (x)	4,100	85,362
New Residential Investment Corp. (REIT)	48,750	674,700
New Senior Investment Group, Inc. (REIT)	5,500	58,740
New York Mortgage Trust, Inc. (REIT) (x)	7,400	45,140
New York REIT, Inc. (REIT)	45,900	424,575
NorthStar Realty Europe Corp. (REIT)	16,975	157,019
NorthStar Realty Finance Corp. (REIT)	42,225	482,632
Omega Healthcare Investors, Inc. (REIT)	44,440	1,508,738
One Liberty Properties, Inc. (REIT)	400	9,540
Outfront Media, Inc. (REIT)	34,770	840,391
Paramount Group, Inc. (REIT)	37,600	599,344
Parkway Properties, Inc. (REIT)	13,800	230,874
Pebblebrook Hotel Trust (REIT)	16,400	430,500
Pennsylvania Real Estate Investment Trust (REIT)	10,900	233,805
PennyMac Mortgage Investment Trust (REIT)	15,600	253,188
Physicians Realty Trust (REIT) (x)	25,600	537,856
Piedmont Office Realty Trust, Inc. (REIT), Class A	34,400	740,976
Post Properties, Inc. (REIT)	18,200	1,111,110
Potlatch Corp. (REIT)	7,700	262,570

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Prologis, Inc. (REIT)	126,164	$6,187,083
PS Business Parks, Inc. (REIT)	4,300	456,144
Public Storage (REIT)	34,502	8,818,366
QTS Realty Trust, Inc. (REIT), Class A	10,900	610,182
Ramco-Gershenson Properties Trust (REIT)	12,600	247,086
Rayonier, Inc. (REIT)	40,425	1,060,752
Realty Income Corp. (REIT)	60,028	4,163,542
Redwood Trust, Inc. (REIT) (x)	17,000	234,770
Regency Centers Corp. (REIT)	23,586	1,974,856
Resource Capital Corp. (REIT) (x)	1,600	20,576
Retail Opportunity Investments Corp. (REIT)	23,800	515,746
Retail Properties of America, Inc. (REIT), Class A	61,600	1,041,040
Rexford Industrial Realty, Inc. (REIT)	8,500	179,265
RLJ Lodging Trust (REIT)	33,200	712,140
Rouse Properties, Inc. (REIT)	3,300	60,225
Ryman Hospitality Properties, Inc. (REIT)	10,751	544,538
Sabra Health Care REIT, Inc. (REIT)	14,700	303,334
Saul Centers, Inc. (REIT)	900	55,539
Select Income REIT (REIT)	8,300	215,717
Senior Housing Properties Trust (REIT)	54,290	1,130,861
Seritage Growth Properties (REIT), Class A (x)	8,900	443,576
Silver Bay Realty Trust Corp. (REIT)	3,400	57,902
Simon Property Group, Inc. (REIT)	72,859	15,803,117
SL Green Realty Corp. (REIT)	24,000	2,555,280
Sovran Self Storage, Inc. (REIT)	9,300	975,756
Spirit Realty Capital, Inc. (REIT)	104,667	1,336,598
STAG Industrial, Inc. (REIT)	9,400	223,814
Starwood Property Trust, Inc. (REIT)	57,200	1,185,184
STORE Capital Corp. (REIT)	35,400	1,042,530
Summit Hotel Properties, Inc. (REIT)	9,700	128,428
Sun Communities, Inc. (REIT)	12,300	942,672
Sunstone Hotel Investors, Inc. (REIT)	55,458	669,378
Tanger Factory Outlet Centers, Inc. (REIT)	29,500	1,185,310
Taubman Centers, Inc. (REIT)	14,800	1,098,160
Terreno Realty Corp. (REIT)	5,400	139,698
Tier REIT, Inc. (REIT) (x)	2,100	32,193
Two Harbors Investment Corp. (REIT)	86,200	737,872
UDR, Inc. (REIT)	62,836	2,319,905
Universal Health Realty Income Trust (REIT)	500	28,590
Urban Edge Properties (REIT)	23,923	714,341
Urstadt Biddle Properties, Inc. (REIT), Class A	700	$17,346
Ventas, Inc. (REIT)	78,079	5,685,713
VEREIT, Inc. (REIT)	236,500	2,398,110
Vornado Realty Trust (REIT)	40,347	4,039,542
Washington Real Estate Investment Trust (REIT)	13,470	423,766
Weingarten Realty Investors (REIT)	36,986	1,509,768
Welltower, Inc. (REIT)	83,317	6,346,256
Western Asset Mortgage Capital Corp. (REIT) (x)	3,300	30,987
Weyerhaeuser Co. (REIT)	174,335	5,189,953
Whitestone REIT (REIT)	1,800	27,144
WP Carey, Inc. (REIT)	25,900	1,797,978
WP Glimcher, Inc. (REIT)	50,150	561,178
Xenia Hotels & Resorts, Inc. (REIT)	21,200	355,736

		240,194,619

Real Estate Management & Development (0.1%)
Alexander & Baldwin, Inc.	11,480	414,887
Altisource Portfolio Solutions S.A. (x)*	3,900	108,576
CBRE Group, Inc., Class A*	79,250	2,098,540
Forestar Group, Inc.*	1,700	20,213
HFF, Inc., Class A	4,000	115,520
Howard Hughes Corp.*	11,200	1,280,384
Jones Lang LaSalle, Inc.	12,100	1,179,145
Kennedy-Wilson Holdings, Inc.	22,600	428,496
Marcus & Millichap, Inc.*	1,100	27,951
RE/MAX Holdings, Inc., Class A	1,100	44,286
Realogy Holdings Corp.*	34,100	989,582
RMR Group, Inc., Class A	1,071	33,169
St. Joe Co. (x)*	9,900	175,428
Tejon Ranch Co.*	400	9,456

		6,925,633

Thrifts & Mortgage Finance (0.2%)
Astoria Financial Corp.	20,500	314,265
Bank Mutual Corp.	29,400	225,792
Beneficial Bancorp, Inc.*	31,416	399,611
BofI Holding, Inc. (x)*	14,800	262,108
Capitol Federal Financial, Inc.	40,986	571,755
Clifton Bancorp, Inc.	600	9,042
Dime Community Bancshares, Inc.	24,800	421,848
Essent Group Ltd.*	12,000	261,720
EverBank Financial Corp.	14,600	216,956
Federal Agricultural Mortgage Corp., Class C	600	20,892
Flagstar Bancorp, Inc.*	3,200	78,112
HomeStreet, Inc.*	1,700	33,864
Kearny Financial Corp.	35,632	448,251
LendingTree, Inc. (x)*	5,500	485,815
Meridian Bancorp, Inc.	1,300	19,214
Meta Financial Group, Inc.	500	25,480
MGIC Investment Corp.*	75,800	451,010
Nationstar Mortgage Holdings, Inc. (x)*	20,600	231,956

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
New York Community Bancorp, Inc. (x)	108,550	$1,627,164
Northfield Bancorp, Inc.	1,000	14,830
Northwest Bancshares, Inc.	22,100	327,743
OceanFirst Financial Corp.	1,500	27,255
Oritani Financial Corp.	1,400	22,386
PHH Corp.*	6,200	82,584
Provident Financial Services, Inc.	3,700	72,668
Radian Group, Inc.	50,400	525,168
TFS Financial Corp.	4,300	74,046
TrustCo Bank Corp.	17,500	112,175
United Financial Bancorp, Inc.	1,200	15,576
Walker & Dunlop, Inc.*	1,500	34,170
Washington Federal, Inc.	23,100	560,406
Waterstone Financial, Inc.	500	7,665
WSFS Financial Corp.	1,100	35,409

		8,016,936

Total Financials		904,258,607

Health Care (14.0%)
Biotechnology (2.6%)
ACADIA Pharmaceuticals, Inc. (x)*	22,600	733,596
Acceleron Pharma, Inc.*	7,600	258,248
Achillion Pharmaceuticals, Inc. (x)*	49,600	386,880
Acorda Therapeutics, Inc.*	8,500	216,792
Agenus, Inc. (x)*	22,800	92,340
Agios Pharmaceuticals, Inc. (x)*	8,400	351,918
Alder Biopharmaceuticals, Inc. (x)*	16,600	414,502
Alexion Pharmaceuticals, Inc.*	52,253	6,101,060
Alkermes plc*	37,600	1,625,072
Alnylam Pharmaceuticals, Inc. (x)*	17,900	993,271
AMAG Pharmaceuticals, Inc. (x)*	16,000	382,720
Amgen, Inc.	176,839	26,906,054
Amicus Therapeutics, Inc. (x)*	22,900	125,034
Arena Pharmaceuticals, Inc. (x)*	66,800	114,228
ARIAD Pharmaceuticals, Inc. (x)*	49,900	368,761
Avexis, Inc. (x)*	1,900	72,238
Axovant Sciences Ltd. (x)*	9,100	116,844
BioCryst Pharmaceuticals, Inc. (x)*	10,800	30,672
Biogen, Inc.*	53,060	12,830,969
BioMarin Pharmaceutical, Inc.*	39,500	3,073,100
Bluebird Bio, Inc. (x)*	8,000	346,320
Blueprint Medicines Corp.*	700	14,175
Celator Pharmaceuticals, Inc. (x)*	13,600	410,448
Celgene Corp.*	180,838	17,836,052
Celldex Therapeutics, Inc. (x)*	27,100	118,969
Cepheid, Inc.*	14,400	442,800
Chimerix, Inc. (x)*	10,000	39,300
Clovis Oncology, Inc. (x)*	6,700	91,924
Eagle Pharmaceuticals, Inc. (x)*	3,500	135,765
Editas Medicine, Inc. (x)*	1,900	46,360

Emergent BioSolutions, Inc.*	18,800	$528,656
Enanta Pharmaceuticals, Inc. (x)*	2,400	52,920
Esperion Therapeutics, Inc. (x)*	5,600	55,328
Exact Sciences Corp. (x)*	29,500	361,375
Exelixis, Inc. (x)*	72,200	563,882
FibroGen, Inc.*	14,700	241,227
Five Prime Therapeutics, Inc.*	10,400	430,040
Genomic Health, Inc.*	9,100	235,645
Gilead Sciences, Inc.	311,991	26,026,289
Halozyme Therapeutics, Inc. (x)*	25,700	221,791
Heron Therapeutics, Inc. (x)*	13,500	243,675
ImmunoGen, Inc. (x)*	18,500	56,980
Incyte Corp.*	37,700	3,015,246
Insys Therapeutics, Inc. (x)*	16,800	217,392
Intellia Therapeutics, Inc. (x)*	2,800	59,780
Intercept Pharmaceuticals, Inc. (x)*	3,200	456,576
Intrexon Corp. (x)*	10,900	268,249
Ionis Pharmaceuticals, Inc. (x)*	31,900	742,951
Ironwood Pharmaceuticals, Inc. (x)*	22,200	290,265
Juno Therapeutics, Inc. (x)*	14,700	565,068
Karyopharm Therapeutics, Inc. (x)*	10,700	71,797
Keryx Biopharmaceuticals, Inc. (x)*	30,700	203,234
Kite Pharma, Inc. (x)*	7,200	360,000
Lexicon Pharmaceuticals, Inc. (x)*	15,400	220,990
Ligand Pharmaceuticals, Inc. (x)*	3,500	417,445
MacroGenics, Inc.*	2,800	75,572
Medivation, Inc.*	41,200	2,484,360
Merrimack Pharmaceuticals, Inc. (x)*	26,500	142,835
MiMedx Group, Inc. (x)*	18,300	146,034
Momenta Pharmaceuticals, Inc.*	11,700	126,360
Myriad Genetics, Inc. (x)*	25,650	784,890
Neurocrine Biosciences, Inc.*	18,900	859,005
NewLink Genetics Corp. (x)*	4,200	47,292
Novavax, Inc. (x)*	59,200	430,384
Ophthotech Corp.*	8,000	408,240
OPKO Health, Inc. (x)*	85,025	794,134
OvaScience, Inc. (x)*	2,000	10,420
PDL BioPharma, Inc. (x)	58,500	183,690
Portola Pharmaceuticals, Inc.*	11,200	264,320
Prothena Corp. plc (x)*	11,300	395,048
PTC Therapeutics, Inc. (x)*	6,000	42,120
Puma Biotechnology, Inc. (x)*	12,200	363,438
Radius Health, Inc. (x)*	6,900	253,575
Regeneron Pharmaceuticals, Inc.*	18,600	6,495,678
Repligen Corp.*	3,700	101,232
Retrophin, Inc. (x)*	7,300	130,013
Sage Therapeutics, Inc. (x)*	12,300	370,599
Sarepta Therapeutics, Inc. (x)*	35,200	671,264
Seattle Genetics, Inc. (x)*	23,100	933,471
Seres Therapeutics, Inc. (x)*	7,000	203,350
Spark Therapeutics, Inc. (x)*	10,600	541,978
Syndax Pharmaceuticals, Inc.*	1,000	9,850

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Synergy Pharmaceuticals, Inc. (x)*	55,500	$210,900
TESARO, Inc. (x)*	9,600	806,880
TG Therapeutics, Inc. (x)*	400	2,424
Ultragenyx Pharmaceutical, Inc. (x)*	8,700	425,517
United Therapeutics Corp.*	13,000	1,376,960
Vertex Pharmaceuticals, Inc.*	60,700	5,221,414
ZIOPHARM Oncology, Inc. (x)*	37,668	206,797

		136,103,257

Health Care Equipment & Supplies (2.5%)
Abaxis, Inc.	4,600	217,258
Abbott Laboratories	345,550	13,583,570
ABIOMED, Inc.*	9,900	1,081,971
Alere, Inc.*	21,250	885,700
Align Technology, Inc.*	21,700	1,747,935
Analogic Corp.	2,000	158,880
Baxter International, Inc.	117,280	5,303,402
Becton Dickinson and Co.	50,950	8,640,611
Boston Scientific Corp.*	319,300	7,462,041
C.R. Bard, Inc.	17,480	4,110,597
Cantel Medical Corp.	8,150	560,150
CONMED Corp.	4,200	200,466
Cooper Cos., Inc.	11,800	2,024,526
Cynosure, Inc., Class A*	6,600	321,057
Dentsply Sirona, Inc.	56,580	3,510,223
DexCom, Inc.*	20,100	1,594,533
Edwards Lifesciences Corp.*	51,200	5,106,176
Endologix, Inc. (x)*	17,400	216,804
Glaukos Corp.*	3,300	96,228
Globus Medical, Inc., Class A (x)*	14,100	336,003
Greatbatch, Inc.*	8,600	265,998
Haemonetics Corp.*	12,100	350,779
Halyard Health, Inc.*	7,975	259,347
HeartWare International, Inc. (x)*	4,300	248,325
Hill-Rom Holdings, Inc.	14,830	748,174
Hologic, Inc.*	62,600	2,165,960
ICU Medical, Inc.*	2,400	270,600
IDEXX Laboratories, Inc.*	22,600	2,098,636
Inogen, Inc.*	4,600	230,506
Insulet Corp.*	13,900	420,336
Integra LifeSciences Holdings Corp. (x)*	7,300	582,394
Intuitive Surgical, Inc.*	8,900	5,886,549
LDR Holding Corp. (x)*	11,000	406,450
Masimo Corp.*	13,200	693,198
Medtronic plc	333,585	28,945,170
Meridian Bioscience, Inc.	16,100	313,950
Merit Medical Systems, Inc.*	2,100	41,643
Natus Medical, Inc.*	5,700	215,460
Neogen Corp.*	9,900	556,875
Nevro Corp. (x)*	5,600	413,056
Novocure Ltd. (x)*	4,800	56,016
NuVasive, Inc.*	12,950	773,374
NxStage Medical, Inc.*	16,100	349,048
Orthofix International N.V.*	1,300	55,120
Penumbra, Inc. (x)*	4,100	243,950

ResMed, Inc.	34,700	$2,194,081
Rockwell Medical, Inc. (x)*	2,600	19,682
Spectranetics Corp. (x)*	11,600	217,036
St. Jude Medical, Inc.	68,400	5,335,200
Stryker Corp.	79,870	9,570,822
Teleflex, Inc.	10,900	1,932,679
Varian Medical Systems, Inc.*	27,110	2,229,255
West Pharmaceutical Services, Inc.	16,900	1,282,372
Wright Medical Group N.V.*	21,955	381,358
Zeltiq Aesthetics, Inc. (x)*	7,700	210,441
Zimmer Biomet Holdings, Inc.	42,400	5,104,112

		132,226,083

Health Care Providers & Services (2.6%)
Acadia Healthcare Co., Inc. (x)*	14,500	803,300
Adeptus Health, Inc., Class A (x)*	10,300	532,098
Aetna, Inc.	79,997	9,770,034
Air Methods Corp. (x)*	8,000	286,640
Amedisys, Inc.*	5,800	292,784
American Renal Associates Holdings, Inc. (x)*	1,400	40,558
AmerisourceBergen Corp.	41,800	3,315,576
AMN Healthcare Services, Inc.*	11,000	439,670
Amsurg Corp.*	10,200	790,908
Anthem, Inc.	64,080	8,416,267
Brookdale Senior Living, Inc.*	50,735	783,348
Cardinal Health, Inc.	79,800	6,225,198
Centene Corp.*	42,824	3,056,349
Chemed Corp.	4,200	572,502
Cigna Corp.	62,640	8,017,294
Community Health Systems, Inc. (x)*	33,267	400,867
CorVel Corp.*	700	30,226
DaVita HealthCare Partners, Inc.*	39,400	3,046,408
Diplomat Pharmacy, Inc. (x)*	8,900	311,500
Ensign Group, Inc. (x)	2,400	50,424
Envision Healthcare Holdings, Inc.*	45,200	1,146,724
ExamWorks Group, Inc.*	9,200	320,620
Express Scripts Holding Co.*	148,751	11,275,326
HCA Holdings, Inc.*	72,200	5,560,122
HealthEquity, Inc.*	9,000	273,465
HealthSouth Corp.	24,800	962,736
Henry Schein, Inc.*	19,750	3,491,800
Humana, Inc.	36,400	6,547,632
Kindred Healthcare, Inc.	27,300	308,217
Laboratory Corp. of America Holdings*	24,435	3,183,148
LifePoint Health, Inc.*	14,250	931,523
Magellan Health, Inc.*	4,800	315,696
McKesson Corp.	54,180	10,112,697
MEDNAX, Inc.*	22,740	1,647,058
Molina Healthcare, Inc.*	12,900	643,710
National HealthCare Corp.	300	19,422
Owens & Minor, Inc.	15,050	562,569
Patterson Cos., Inc.	27,600	1,321,764
PharMerica Corp.*	11,870	292,714
Premier, Inc., Class A*	12,400	405,480

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Quest Diagnostics, Inc.	33,230	$2,705,254
Quorum Health Corp.*	8,316	89,064
Select Medical Holdings Corp.*	28,400	308,708
Surgical Care Affiliates, Inc.*	4,700	224,049
Team Health Holdings, Inc. (x)*	19,500	793,065
Tenet Healthcare Corp.*	31,275	864,441
UnitedHealth Group, Inc.	220,720	31,165,664
Universal American Corp.	30,800	233,464
Universal Health Services, Inc., Class B	23,080	3,095,028
VCA, Inc.*	23,650	1,598,977
WellCare Health Plans, Inc.*	10,400	1,115,712

		138,697,800

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	64,450	818,515
athenahealth, Inc. (x)*	9,100	1,255,891
Castlight Health, Inc., Class B (x)*	28,700	113,652
Cerner Corp.*	69,100	4,049,260
Cotiviti Holdings, Inc. (x)*	13,300	281,029
HealthStream, Inc.*	900	23,868
HMS Holdings Corp.*	22,500	396,225
IMS Health Holdings, Inc. (x)*	32,500	824,200
Inovalon Holdings, Inc., Class A (x)*	15,900	286,359
Medidata Solutions, Inc.*	13,600	637,432
Omnicell, Inc.*	2,900	99,267
Press Ganey Holdings, Inc. (x)*	7,500	295,125
Quality Systems, Inc.	6,500	77,415
Veeva Systems, Inc., Class A*	22,500	767,700

		9,925,938

Life Sciences Tools & Services (0.7%)
Accelerate Diagnostics, Inc. (x)*	2,700	38,853
Agilent Technologies, Inc.	76,430	3,390,435
Bio-Rad Laboratories, Inc., Class A*	5,100	729,402
Bio-Techne Corp.	11,450	1,291,216
Bruker Corp.	27,900	634,446
Cambrex Corp.*	6,600	341,418
Charles River Laboratories International, Inc.*	12,250	1,009,890
Illumina, Inc.*	35,900	5,039,642
INC Research Holdings, Inc., Class A*	11,500	438,495
Luminex Corp.*	1,700	34,391
Mettler-Toledo International, Inc.*	7,200	2,627,424
PAREXEL International Corp.*	14,570	916,162
PerkinElmer, Inc.	27,500	1,441,550
PRA Health Sciences, Inc.*	6,100	254,736
QIAGEN N.V.*	59,200	1,291,152
Quintiles Transnational Holdings, Inc.*	19,300	1,260,676
Thermo Fisher Scientific, Inc.	93,850	13,867,276
VWR Corp.*	11,600	335,240
Waters Corp.*	18,000	2,531,700

		37,474,104

Pharmaceuticals (5.4%)
AbbVie, Inc.	381,004	$23,587,958
Akorn, Inc.*	16,200	461,457
Allergan plc*	93,562	21,621,243
ANI Pharmaceuticals, Inc. (x)*	3,000	167,460
Bristol-Myers Squibb Co.	395,230	29,069,166
Catalent, Inc.*	20,400	468,996
Cempra, Inc. (x)*	14,200	234,158
Depomed, Inc. (x)*	12,200	239,364
Dermira, Inc.*	5,700	166,725
Eli Lilly & Co.	229,910	18,105,412
Endo International plc*	50,254	783,460
Horizon Pharma plc (x)*	37,600	619,272
Impax Laboratories, Inc.*	17,900	515,878
Innoviva, Inc. (x)	23,900	251,667
Intersect ENT, Inc.*	4,900	63,357
Intra-Cellular Therapies, Inc. (x)*	9,600	372,672
Johnson & Johnson	649,960	78,840,148
Lannett Co., Inc. (x)*	9,600	228,384
Mallinckrodt plc*	28,292	1,719,588
Medicines Co. (x)*	11,200	376,656
Merck & Co., Inc.	652,390	37,584,188
Mylan N.V.*	102,250	4,421,290
Nektar Therapeutics*	37,000	526,510
Omeros Corp. (x)*	6,000	63,120
Pacira Pharmaceuticals, Inc. (x)*	7,500	252,975
Perrigo Co. plc	35,600	3,227,852
Pfizer, Inc.	1,421,417	50,048,092
Prestige Brands Holdings, Inc.*	14,500	803,300
Relypsa, Inc. (x)*	25,900	479,150
Revance Therapeutics, Inc. (x)*	2,900	39,440
Sucampo Pharmaceuticals, Inc., Class A (x)*	5,100	55,947
Supernus Pharmaceuticals, Inc.*	17,600	358,512
TherapeuticsMD, Inc. (x)*	24,800	210,800
Theravance Biopharma, Inc. (x)*	3,000	68,070
Zoetis, Inc.	107,100	5,082,966

		281,115,233

Total Health Care		735,542,415

Industrials (10.4%)
Aerospace & Defense (2.4%)
American Science & Engineering, Inc.	3,600	134,676
B/E Aerospace, Inc.	27,460	1,267,965
Boeing Co.	140,400	18,233,748
BWX Technologies, Inc.	25,200	901,404
Cubic Corp.	2,000	80,320
Curtiss-Wright Corp.	12,700	1,069,975
DigitalGlobe, Inc.*	14,100	301,599
Esterline Technologies Corp.*	11,300	701,052
General Dynamics Corp.	57,370	7,988,199
HEICO Corp.	10,293	687,675
HEICO Corp., Class A	9,700	520,405
Hexcel Corp.	29,600	1,232,544
Honeywell International, Inc.	179,200	20,844,544
Huntington Ingalls Industries, Inc.	12,700	2,133,981
KLX, Inc.*	13,730	425,630

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
L-3 Communications Holdings, Inc.	18,170	$2,665,357
Lockheed Martin Corp.	61,760	15,326,979
Moog, Inc., Class A*	12,000	647,040
Northrop Grumman Corp.	39,150	8,702,262
Orbital ATK, Inc.	14,569	1,240,405
Raytheon Co.	69,890	9,501,546
Rockwell Collins, Inc.	32,150	2,737,251
Spirit AeroSystems Holdings, Inc., Class A*	32,900	1,414,700
Teledyne Technologies, Inc.*	8,700	861,735
Textron, Inc.	70,800	2,588,448
TransDigm Group, Inc.*	13,050	3,441,155
Triumph Group, Inc.	12,400	440,200
United Technologies Corp.	182,740	18,739,987

		124,830,782

Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	35,000	2,598,750
Expeditors International of Washington, Inc.	48,800	2,393,152
FedEx Corp.	58,750	8,917,075
Forward Air Corp.	1,600	71,248
Hub Group, Inc., Class A*	4,900	188,013
United Parcel Service, Inc., Class B	164,850	17,757,642
XPO Logistics, Inc. (x)*	22,800	598,728

		32,524,608

Airlines (0.5%)
Alaska Air Group, Inc.	31,500	1,836,135
Allegiant Travel Co.	4,000	606,000
American Airlines Group, Inc.	149,100	4,221,021
Copa Holdings S.A., Class A (x)	7,800	407,628
Delta Air Lines, Inc.	180,550	6,577,436
Hawaiian Holdings, Inc.*	11,300	428,948
JetBlue Airways Corp.*	69,900	1,157,544
Southwest Airlines Co.	150,300	5,893,263
Spirit Airlines, Inc.*	17,100	767,277
United Continental Holdings, Inc.*	84,840	3,481,834
Virgin America, Inc.*	6,800	382,228

		25,759,314

Building Products (0.3%)
A.O. Smith Corp.	19,000	1,674,090
AAON, Inc.	1,500	41,265
Advanced Drainage Systems, Inc. (x)	9,900	270,963
Allegion plc	28,166	1,955,565
Armstrong Flooring, Inc.*	4,050	68,648
Armstrong World Industries, Inc.*	8,100	317,115
Fortune Brands Home & Security, Inc.	37,950	2,199,962
Lennox International, Inc.	11,010	1,570,026
Masco Corp.	87,400	2,704,156
Masonite International Corp.*	5,500	363,770
Owens Corning, Inc.	26,970	1,389,494
Simpson Manufacturing Co., Inc.	7,600	303,772

Universal Forest Products, Inc.	3,400	$315,146
USG Corp.*	22,500	606,600

		13,780,572

Commercial Services & Supplies (0.6%)
ABM Industries, Inc.	8,300	302,784
Brady Corp., Class A	7,400	226,144
Brink’s Co.	5,800	165,242
Cintas Corp.	23,200	2,276,616
Clean Harbors, Inc.*	16,200	844,182
Copart, Inc.*	26,300	1,288,963
Covanta Holding Corp.	32,000	526,400
Deluxe Corp.	17,000	1,128,290
Essendant, Inc.	12,100	369,776
G&K Services, Inc., Class A	2,400	183,768
Healthcare Services Group, Inc.	21,900	906,222
Herman Miller, Inc.	14,700	439,383
HNI Corp.	11,700	543,933
Interface, Inc.	1,300	19,825
KAR Auction Services, Inc.	36,400	1,519,336
Matthews International Corp., Class A	7,900	439,556
Mobile Mini, Inc.	11,600	401,824
MSA Safety, Inc.	5,900	309,927
Pitney Bowes, Inc.	54,520	970,456
R.R. Donnelley & Sons Co.	49,130	831,280
Republic Services, Inc.	55,335	2,839,239
Rollins, Inc.	31,500	922,005
Steelcase, Inc., Class A	16,000	217,120
Stericycle, Inc.*	21,800	2,269,816
Tetra Tech, Inc.	13,600	418,132
Tyco International plc	93,700	3,991,620
UniFirst Corp.	2,000	231,440
Waste Management, Inc.	107,150	7,100,830
West Corp.	15,100	296,866

		31,980,975

Construction & Engineering (0.2%)
AECOM*	32,802	1,042,119
Chicago Bridge & Iron Co. N.V. (N.Y. Shares) (x)	31,625	1,095,174
Dycom Industries, Inc. (x)*	8,300	745,008
EMCOR Group, Inc.	15,300	753,678
Fluor Corp.	36,560	1,801,677
Granite Construction, Inc.	9,300	423,615
Jacobs Engineering Group, Inc.*	28,100	1,399,661
KBR, Inc.	48,800	646,112
MasTec, Inc.*	14,700	328,104
Quanta Services, Inc.*	49,750	1,150,220
Valmont Industries, Inc.	7,700	1,041,579

		10,426,947

Electrical Equipment (0.5%)
Acuity Brands, Inc.	10,300	2,553,988
AMETEK, Inc.	54,075	2,499,887
AZZ, Inc.	2,400	143,952
Babcock & Wilcox Enterprises, Inc.*	5,700	83,733
Eaton Corp. plc	111,297	6,647,770
Emerson Electric Co.	150,710	7,861,034
EnerSys, Inc.	13,300	790,951

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Generac Holdings, Inc. (x)*	14,600	$510,416
Hubbell, Inc.	15,400	1,624,238
Regal Beloit Corp.	13,900	765,195
Rockwell Automation, Inc.	30,500	3,502,010
SolarCity Corp. (x)*	11,100	265,623

		27,248,797

Industrial Conglomerates (2.2%)
3M Co.	138,530	24,259,374
Carlisle Cos., Inc.	17,300	1,828,264
Danaher Corp.	142,460	14,388,460
General Electric Co.	2,176,917	68,529,347
Roper Technologies, Inc.	25,850	4,408,976

		113,414,421

Machinery (1.6%)
Actuant Corp., Class A	12,300	278,103
AGCO Corp.	18,500	871,905
Allison Transmission Holdings, Inc.	43,700	1,233,651
Barnes Group, Inc.	15,200	503,424
Caterpillar, Inc.	131,210	9,947,030
CLARCOR, Inc.	14,000	851,620
Colfax Corp.*	27,730	733,736
Crane Co.	11,400	646,608
Cummins, Inc.	39,860	4,481,858
Deere & Co. (x)	74,040	6,000,202
Donaldson Co., Inc.	36,700	1,261,012
Dover Corp.	35,990	2,494,827
Flowserve Corp.	35,740	1,614,376
Franklin Electric Co., Inc.	13,400	442,870
Graco, Inc.	17,860	1,410,761
Greenbrier Cos., Inc. (x)	100	2,913
Harsco Corp.	9,100	60,424
Hillenbrand, Inc.	9,800	294,392
IDEX Corp.	17,840	1,464,664
Illinois Tool Works, Inc.	72,810	7,583,890
Ingersoll-Rand plc	60,500	3,852,640
ITT, Inc.	30,425	972,991
John Bean Technologies Corp.	6,800	416,296
Joy Global, Inc. (x)	26,480	559,787
Kennametal, Inc.	26,190	579,061
Lincoln Electric Holdings, Inc.	20,960	1,238,317
Manitowoc Co., Inc. (x)	46,900	255,605
Manitowoc Foodservice, Inc.*	46,900	826,378
Middleby Corp.*	14,000	1,613,500
Mueller Industries, Inc.	14,700	468,636
Mueller Water Products, Inc., Class A	23,200	264,944
Nordson Corp.	13,460	1,125,391
Oshkosh Corp.	24,700	1,178,437
PACCAR, Inc.	86,330	4,477,937
Parker-Hannifin Corp.	33,710	3,642,365
Pentair plc	42,587	2,482,396
Proto Labs, Inc. (x)*	5,500	316,580
RBC Bearings, Inc.*	3,900	282,750
Rexnord Corp.*	19,600	384,748
Snap-on, Inc.	14,900	2,351,518
SPX FLOW, Inc.*	13,300	346,731
Stanley Black & Decker, Inc.	36,435	4,052,301
Terex Corp.	33,030	670,839

Timken Co.	21,240	$651,218
Toro Co.	13,440	1,185,408
Trinity Industries, Inc.	48,740	905,102
WABCO Holdings, Inc.*	12,370	1,132,721
Wabtec Corp.	25,700	1,804,911
Watts Water Technologies, Inc., Class A	5,400	314,604
Woodward, Inc.	14,630	843,273
Xylem, Inc.	47,850	2,136,503

		83,512,154

Marine (0.0%)
Kirby Corp.*	14,250	889,058
Matson, Inc.	10,080	325,483

		1,214,541

Professional Services (0.4%)
Advisory Board Co.*	11,680	413,355
CBIZ, Inc.*	36,520	380,173
CEB, Inc.	11,800	727,824
Dun & Bradstreet Corp.	9,600	1,169,664
Equifax, Inc.	30,020	3,854,568
Exponent, Inc.	1,900	110,979
FTI Consulting, Inc.*	10,300	419,004
Huron Consulting Group, Inc.*	5,600	338,352
IHS, Inc., Class A*	18,700	2,161,907
Insperity, Inc.	3,800	293,474
Korn/Ferry International	12,000	248,400
ManpowerGroup, Inc.	20,980	1,349,853
Nielsen Holdings plc	89,200	4,635,724
On Assignment, Inc.*	13,500	498,825
Resources Connection, Inc.	23,250	343,635
Robert Half International, Inc.	37,260	1,421,842
TransUnion*	16,100	538,384
TriNet Group, Inc.*	8,700	180,873
Verisk Analytics, Inc.*	40,600	3,291,848
WageWorks, Inc.*	9,100	544,271

		22,922,955

Road & Rail (0.8%)
AMERCO	2,200	824,010
Avis Budget Group, Inc.*	28,490	918,233
CSX Corp.	224,550	5,856,264
Genesee & Wyoming, Inc., Class A*	14,700	866,565
Heartland Express, Inc. (x)	14,400	250,416
Hertz Global Holdings, Inc.*	116,600	1,290,762
J.B. Hunt Transport Services, Inc.	23,050	1,865,436
Kansas City Southern	28,650	2,581,078
Knight Transportation, Inc. (x)	15,600	414,648
Landstar System, Inc.	15,650	1,074,529
Norfolk Southern Corp.	73,570	6,263,014
Old Dominion Freight Line, Inc.*	15,750	949,883
Ryder System, Inc.	16,900	1,033,266
Swift Transportation Co. (x)*	17,600	271,216
Union Pacific Corp.	198,620	17,329,595
Werner Enterprises, Inc. (x)	12,900	296,313

		42,085,228

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (0.3%)
Air Lease Corp.	21,000	$562,380
Aircastle Ltd. (x)	7,400	144,744
Applied Industrial Technologies, Inc.	8,200	370,148
Beacon Roofing Supply, Inc.*	12,000	545,640
Fastenal Co.	71,500	3,173,885
GATX Corp. (x)	13,700	602,389
HD Supply Holdings, Inc.*	41,500	1,445,030
MRC Global, Inc.*	22,800	323,988
MSC Industrial Direct Co., Inc., Class A	12,200	860,832
NOW, Inc.*	25,720	466,561
SiteOne Landscape Supply, Inc.*	3,500	118,965
Textainer Group Holdings Ltd. (x)	4,400	49,016
United Rentals, Inc.*	20,722	1,390,446
Univar, Inc.*	6,900	130,479
W.W. Grainger, Inc. (x)	12,950	2,942,887
Watsco, Inc.	7,310	1,028,444
WESCO International, Inc. (x)*	8,220	423,248

		14,579,082

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	16,800	1,244,040
Wesco Aircraft Holdings, Inc. (x)*	9,500	127,490

		1,371,530

Total Industrials		545,651,906

Information Technology (19.0%)
Communications Equipment (1.1%)
ADTRAN, Inc.	6,300	117,495
Arista Networks, Inc. (x)*	6,900	444,222
ARRIS International plc*	41,000	859,360
Brocade Communications Systems, Inc.	142,310	1,306,406
Ciena Corp.*	31,400	588,750
Cisco Systems, Inc.	1,185,370	34,008,265
CommScope Holding Co., Inc.*	25,600	794,368
EchoStar Corp., Class A*	10,500	416,850
F5 Networks, Inc.*	17,500	1,992,200
Finisar Corp.*	17,200	301,172
Harris Corp.	32,777	2,734,913
Infinera Corp.*	31,600	356,448
InterDigital, Inc.	7,000	389,760
Juniper Networks, Inc.	100,700	2,264,743
Lumentum Holdings, Inc.*	15,270	369,534
Motorola Solutions, Inc.	42,421	2,798,513
NETGEAR, Inc.*	5,800	275,732
NetScout Systems, Inc.*	22,300	496,175
Palo Alto Networks, Inc. (x)*	20,400	2,501,856
Plantronics, Inc.	9,400	413,600
Polycom, Inc.*	32,300	363,375
Ubiquiti Networks, Inc. (x)*	9,400	363,404
ViaSat, Inc. (x)*	12,200	871,080
Viavi Solutions, Inc.*	60,350	400,121

		55,428,342

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	72,840	$4,175,917
Anixter International, Inc.*	4,900	261,072
Arrow Electronics, Inc.*	26,000	1,609,400
Avnet, Inc.	38,720	1,568,547
AVX Corp.	21,100	286,538
Badger Meter, Inc.	800	58,424
Belden, Inc.	10,900	658,033
Benchmark Electronics, Inc.*	2,300	48,645
CDW Corp.	38,200	1,531,056
Cognex Corp.	19,100	823,210
Coherent, Inc.*	4,100	376,298
Corning, Inc.	262,490	5,375,795
Dolby Laboratories, Inc., Class A	12,700	607,695
FARO Technologies, Inc.*	200	6,766
FEI Co.	10,800	1,154,304
Fitbit, Inc., Class A (x)*	23,900	292,058
FLIR Systems, Inc.	42,200	1,306,090
II-VI, Inc.*	2,900	54,404
Ingram Micro, Inc., Class A	41,200	1,432,936
Insight Enterprises, Inc.*	2,600	67,600
IPG Photonics Corp.*	9,100	728,000
Itron, Inc.*	8,010	345,231
Jabil Circuit, Inc.	47,200	871,784
Keysight Technologies, Inc.*	43,115	1,254,216
Knowles Corp. (x)*	25,045	342,616
Littelfuse, Inc.	6,500	768,235
Methode Electronics, Inc.	4,200	143,766
National Instruments Corp.	35,700	978,180
OSI Systems, Inc.*	4,700	273,211
Plexus Corp.*	6,000	259,200
QLogic Corp.*	7,500	110,550
Rofin-Sinar Technologies, Inc.*	100	3,194
Rogers Corp.*	1,000	61,100
Sanmina Corp.*	14,400	386,064
SYNNEX Corp.	7,200	682,704
Tech Data Corp.*	11,200	804,720
Trimble Navigation Ltd.*	61,000	1,485,960
TTM Technologies, Inc.*	11,100	83,583
Universal Display Corp.*	10,000	678,000
VeriFone Systems, Inc.*	29,900	554,346
Vishay Intertechnology, Inc.	31,800	394,002
Zebra Technologies Corp., Class A*	12,400	621,240

		33,524,690

Internet Software & Services (3.8%)
Akamai Technologies, Inc.*	45,800	2,561,594
Alphabet, Inc., Class A*	69,425	48,842,570
Alphabet, Inc., Class C*	69,919	48,390,940
Bankrate, Inc.*	29,400	219,912
Benefitfocus, Inc. (x)*	1,500	57,180
Box, Inc., Class A (x)*	9,800	101,332
Cimpress N.V. (x)*	9,700	897,056
comScore, Inc.*	8,500	202,980
Cornerstone OnDemand, Inc.*	13,300	506,198
CoStar Group, Inc.*	7,535	1,647,603
Cvent, Inc.*	9,000	321,480
Demandware, Inc. (x)*	8,800	659,120
EarthLink Holdings Corp.	12,500	80,000
eBay, Inc.*	267,470	6,261,473

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Endurance International Group Holdings, Inc. (x)*	5,200	$46,748
Envestnet, Inc. (x)*	9,400	313,114
Facebook, Inc., Class A*	530,800	60,659,824
GoDaddy, Inc., Class A (x)*	19,000	592,610
Gogo, Inc. (x)*	8,200	68,798
GrubHub, Inc. (x)*	18,300	568,581
Hortonworks, Inc. (x)*	5,400	57,726
IAC/InterActiveCorp	18,350	1,033,105
inContact, Inc.*	2,900	40,165
j2 Global, Inc.	14,600	922,282
LinkedIn Corp., Class A*	27,000	5,109,750
LogMeIn, Inc.*	4,300	272,749
Marketo, Inc.*	14,800	515,336
Match Group, Inc. (x)*	22,400	337,680
New Relic, Inc. (x)*	9,800	287,924
NIC, Inc.	6,700	146,998
Pandora Media, Inc. (x)*	53,500	666,075
Rackspace Hosting, Inc.*	31,500	657,090
Shutterstock, Inc. (x)*	7,200	329,760
SPS Commerce, Inc.*	800	48,480
Stamps.com, Inc. (x)*	3,400	297,228
TrueCar, Inc. (x)*	13,100	102,835
Twitter, Inc. (x)*	137,500	2,325,125
VeriSign, Inc. (x)*	23,050	1,992,903
Web.com Group, Inc.*	4,400	79,992
WebMD Health Corp. (x)*	8,900	517,179
Yahoo!, Inc.*	203,950	7,660,362
Yelp, Inc.*	13,200	400,752
Zillow Group, Inc., Class A (x)*	10,962	401,757
Zillow Group, Inc., Class C (x)*	23,524	853,451

		198,055,817

IT Services (3.6%)
Accenture plc, Class A	148,900	16,868,881
Acxiom Corp.*	11,800	259,482
Alliance Data Systems Corp.*	13,552	2,655,108
Amdocs Ltd.	37,310	2,153,533
Automatic Data Processing, Inc.	107,250	9,853,058
Black Knight Financial Services, Inc., Class A*	7,000	263,200
Blackhawk Network Holdings, Inc.*	13,400	448,766
Booz Allen Hamilton Holding Corp.	19,800	586,872
Broadridge Financial Solutions, Inc.	30,410	1,982,732
CACI International, Inc., Class A*	6,000	542,460
Cardtronics, Inc.*	10,500	418,005
Cognizant Technology Solutions Corp., Class A*	146,100	8,362,764
Computer Sciences Corp.	37,740	1,873,791
Convergys Corp.	20,700	517,500
CoreLogic, Inc.*	26,300	1,012,024
CSG Systems International, Inc.	2,700	108,837
CSRA, Inc.	37,740	884,248
DST Systems, Inc.	8,980	1,045,541
EPAM Systems, Inc.*	11,900	765,289
Euronet Worldwide, Inc.*	14,700	1,017,093
EVERTEC, Inc.	13,200	205,128

ExlService Holdings, Inc.*	5,000	$262,050
Fidelity National Information Services, Inc.	76,325	5,623,626
First Data Corp., Class A*	73,400	812,538
Fiserv, Inc.*	52,400	5,697,452
FleetCor Technologies, Inc.*	21,600	3,091,608
Gartner, Inc.*	20,200	1,967,682
Genpact Ltd.*	41,700	1,119,228
Global Payments, Inc.	39,752	2,837,498
International Business Machines Corp.	207,031	31,423,165
Jack Henry & Associates, Inc.	23,030	2,009,828
Leidos Holdings, Inc.	21,037	1,007,041
ManTech International Corp., Class A	6,500	245,830
MasterCard, Inc., Class A	226,900	19,980,814
MAXIMUS, Inc.	16,800	930,216
NeuStar, Inc., Class A (x)*	11,190	263,077
Paychex, Inc.	75,910	4,516,645
PayPal Holdings, Inc.*	266,270	9,721,518
Sabre Corp.	48,600	1,301,994
Science Applications International Corp.	12,021	701,425
Square, Inc., Class A (x)*	26,600	240,730
Syntel, Inc.*	5,800	262,508
TeleTech Holdings, Inc.	15,250	413,733
Teradata Corp.*	39,260	984,248
Total System Services, Inc.	46,200	2,453,682
Travelport Worldwide Ltd.	10,000	128,900
Unisys Corp. (x)*	6,496	47,291
Vantiv, Inc., Class A*	36,400	2,060,240
Virtusa Corp.*	1,500	43,320
Visa, Inc., Class A	448,700	33,280,079
Western Union Co.	115,560	2,216,441
WEX, Inc.*	10,100	895,567
Xerox Corp.	239,431	2,272,200

		190,636,486

Semiconductors & Semiconductor Equipment (2.7%)
Acacia Communications, Inc. (x)*	6,700	267,598
Advanced Energy Industries, Inc.*	5,300	201,188
Advanced Micro Devices, Inc. (x)*	149,500	768,430
Ambarella, Inc. (x)*	7,100	360,751
Amkor Technology, Inc.*	39,100	224,825
Analog Devices, Inc.	73,670	4,172,669
Applied Materials, Inc.	271,820	6,515,525
Broadcom Ltd.	90,280	14,029,512
Cabot Microelectronics Corp.	1,400	59,276
Cavium, Inc. (x)*	16,300	629,180
Cirrus Logic, Inc.*	15,300	593,487
Cree, Inc. (x)*	32,700	799,188
Cypress Semiconductor Corp. (x)	76,746	809,670
Entegris, Inc.*	19,240	278,403
Fairchild Semiconductor International, Inc. (x)*	19,100	379,135
First Solar, Inc.*	17,400	843,552
Inphi Corp.*	4,100	131,323

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares		Value (Note 1)
Integrated Device Technology, Inc.*	34,800		$700,524
Intel Corp.	1,117,890		36,666,792
Intersil Corp., Class A	33,600		454,944
KLA-Tencor Corp.	38,880		2,847,960
Lam Research Corp.	40,375		3,393,922
Lattice Semiconductor Corp. (x)*	13,700		73,295
Linear Technology Corp.	57,550		2,677,801
MACOM Technology Solutions Holdings, Inc. (x)*	9,900		326,502
Marvell Technology Group Ltd.	101,330		965,675
Maxim Integrated Products, Inc.	68,250		2,435,842
Microchip Technology, Inc. (x)	51,420		2,610,079
Micron Technology, Inc.*	270,150		3,717,264
Microsemi Corp. (x)*	34,622		1,131,447
MKS Instruments, Inc.	13,200		568,392
Monolithic Power Systems, Inc.	9,900		676,368
NVIDIA Corp.	126,460		5,944,885
ON Semiconductor Corp.*	113,500		1,001,070
Power Integrations, Inc.	4,400		220,308
Qorvo, Inc.*	34,317		1,896,357
QUALCOMM, Inc.	345,880		18,528,792
Rambus, Inc. (x)*	24,700		298,376
Semtech Corp.*	11,100		264,846
Silicon Laboratories, Inc.*	13,440		655,066
Skyworks Solutions, Inc.	49,400		3,126,032
SunPower Corp. (x)*	20,300		314,447
Synaptics, Inc.*	10,300		553,625
Teradyne, Inc.	61,310		1,207,194
Tessera Technologies, Inc.	8,300		254,312
Texas Instruments, Inc.	236,590		14,822,364
Veeco Instruments, Inc.*	7,800		129,168
Xilinx, Inc.	61,300		2,827,769

			142,355,130

Software (4.2%)
ACI Worldwide, Inc.*	37,500		731,625
Activision Blizzard, Inc.	129,100		5,116,233
Adobe Systems, Inc.*	118,320		11,333,873
ANSYS, Inc.*	23,300		2,114,475
Aspen Technology, Inc.*	20,800		836,992
Atlassian Corp. plc, Class A*	13,900		360,010
Autodesk, Inc.*	54,450		2,947,923
AVG Technologies N.V.*	5,900		112,041
Blackbaud, Inc.	13,000		882,700
Bottomline Technologies de, Inc.*	1,900		40,907
BroadSoft, Inc.*	2,900		118,987
CA, Inc.	78,750		2,585,362
Cadence Design Systems, Inc.*	82,930		2,015,199
Callidus Software, Inc.*	3,700		73,926
CDK Global, Inc.	41,850		2,322,256
Citrix Systems, Inc.*	37,850		3,031,406
CommVault Systems, Inc.*	10,900		470,771
Ebix, Inc. (x)	6,200		296,980
Electronic Arts, Inc.*	68,400		5,181,984
Ellie Mae, Inc. (x)*	7,200		659,880
Epiq Systems, Inc.	26,900		392,740
Fair Isaac Corp.	8,000		904,080
FireEye, Inc. (x)*	33,600		553,392
Fleetmatics Group plc*	9,300		$402,969
Fortinet, Inc.*	40,400		1,276,236
Gigamon, Inc.*	4,300		160,777
Glu Mobile, Inc. (x)*	19,700		43,340
Guidewire Software, Inc.*	17,000		1,049,920
HubSpot, Inc.*	8,800		382,096
Imperva, Inc.*	6,400		275,264
Infoblox, Inc.*	2,800		52,528
Intuit, Inc.	60,350		6,735,663
Manhattan Associates, Inc.*	17,700		1,135,101
Mentor Graphics Corp.	37,800		803,628
Microsoft Corp.	1,791,650		91,678,730
MicroStrategy, Inc., Class A*	2,200		385,044
Monotype Imaging Holdings, Inc.	2,000		49,260
NetSuite, Inc. (x)*	8,900		647,920
Nuance Communications, Inc.*	60,290		942,333
Oracle Corp.	696,412		28,504,143
Paycom Software, Inc. (x)*	10,300		445,063
Paylocity Holding Corp. (x)*	8,200		354,240
Pegasystems, Inc.	9,800		264,110
Progress Software Corp.*	8,900		244,394
Proofpoint, Inc. (x)*	9,200		580,428
PTC, Inc.*	33,950		1,275,841
Qlik Technologies, Inc.*	23,900		706,962
Qualys, Inc.*	6,200		184,822
RealPage, Inc.*	11,500		256,795
Red Hat, Inc.*	46,800		3,397,680
RingCentral, Inc., Class A*	5,200		102,544
Rovi Corp.*	19,500		304,980
salesforce.com, Inc.*	153,500		12,189,435
ServiceNow, Inc.*	37,500		2,490,000
Silver Spring Networks, Inc.*	400		4,860
Splunk, Inc.*	29,100		1,576,638
SS&C Technologies Holdings, Inc.	39,200		1,100,736
Symantec Corp.	144,190		2,961,663
Synchronoss Technologies, Inc.*	4,810		153,247
Synopsys, Inc.*	38,320		2,072,346
Tableau Software, Inc., Class A*	12,100		591,932
Take-Two Interactive Software, Inc.*	25,800		978,336
TiVo, Inc.*	18,500		183,150
Tyler Technologies, Inc.*	9,400		1,567,074
Ultimate Software Group, Inc.*	6,600		1,387,914
Verint Systems, Inc.*	14,800		490,324
VMware, Inc., Class A (x)*	23,100		1,321,782
Workday, Inc., Class A*	27,400		2,045,958
Zedge, Inc., Class B*	—	@	2
Zendesk, Inc. (x)*	18,900		498,582
Zynga, Inc., Class A*	123,800		308,262

			217,648,794

Technology Hardware, Storage & Peripherals (3.0%)
3D Systems Corp. (x)*	28,530		390,576
Apple, Inc.	1,296,507		123,946,069
Cray, Inc.*	9,600		287,232
Diebold, Inc.	16,050		398,521
Electronics for Imaging, Inc.*	12,900		555,216
EMC Corp.	456,390		12,400,116
Hewlett Packard Enterprise Co.	403,432		7,370,703

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
HP, Inc.	405,832	$5,093,192
Lexmark International, Inc., Class A	18,690	705,547
NCR Corp.*	31,200	866,424
NetApp, Inc.	70,550	1,734,825
Pure Storage, Inc., Class A (x)*	24,500	267,050
Stratasys Ltd. (x)*	12,900	295,281
Super Micro Computer, Inc.*	6,200	154,070
Western Digital Corp.	67,478	3,189,010

		157,653,832

Total Information Technology		995,303,091

Materials (3.3%)
Chemicals (2.1%)
Air Products and Chemicals, Inc.	45,980	6,530,999
Albemarle Corp.	26,276	2,083,950
Ashland, Inc.	17,264	1,981,389
Axalta Coating Systems Ltd.*	38,600	1,024,058
Axiall Corp.	16,600	541,326
Balchem Corp.	5,700	340,005
Cabot Corp.	19,700	899,502
Celanese Corp.	37,300	2,441,285
CF Industries Holdings, Inc.	57,010	1,373,941
Chemtura Corp.*	13,800	364,044
Chermours Co. (x)	42,328	348,783
Dow Chemical Co.	265,280	13,187,069
E.I. du Pont de Nemours & Co.	205,840	13,338,432
Eastman Chemical Co.	39,128	2,656,791
Ecolab, Inc.	63,188	7,494,097
FMC Corp.	38,600	1,787,566
GCP Applied Technologies, Inc.*	17,500	455,700
H.B. Fuller Co.	16,100	708,239
Huntsman Corp.	55,200	742,440
Ingevity Corp.*	10,555	359,292
International Flavors & Fragrances, Inc.	18,700	2,357,509
LyondellBasell Industries N.V., Class A	86,500	6,437,330
Minerals Technologies, Inc.	8,400	477,120
Monsanto Co.	104,000	10,754,640
Mosaic Co.	86,530	2,265,355
NewMarket Corp.	2,200	911,636
Olin Corp.	39,500	981,180
Platform Specialty Products Corp. (x)*	36,000	319,680
PolyOne Corp.	19,600	690,704
PPG Industries, Inc.	63,900	6,655,185
Praxair, Inc.	68,700	7,721,193
RPM International, Inc.	37,150	1,855,642
Scotts Miracle-Gro Co., Class A	11,900	831,929
Sensient Technologies Corp.	12,500	888,000
Sherwin-Williams Co.	19,700	5,785,299
Stepan Co.	900	53,577
Trinseo S.A. (x)*	7,100	304,803
Valspar Corp.	19,800	2,138,994
W.R. Grace & Co.	17,500	1,281,175
Westlake Chemical Corp.	14,400	618,048

		111,987,907

Construction Materials (0.2%)
Eagle Materials, Inc.	14,400	$1,110,960
Martin Marietta Materials, Inc.	14,830	2,847,360
Vulcan Materials Co.	33,100	3,983,916

		7,942,236

Containers & Packaging (0.5%)
AptarGroup, Inc.	14,600	1,155,298
Avery Dennison Corp.	20,850	1,558,537
Ball Corp.	37,200	2,689,188
Bemis Co., Inc.	29,800	1,534,402
Berry Plastics Group, Inc.*	23,400	909,090
Crown Holdings, Inc.*	37,150	1,882,390
Graphic Packaging Holding Co.	85,200	1,068,408
Greif, Inc., Class A	6,600	245,982
International Paper Co.	96,450	4,087,551
Owens-Illinois, Inc.*	46,650	840,167
Packaging Corp. of America	26,500	1,773,645
Sealed Air Corp.	46,560	2,140,363
Silgan Holdings, Inc.	11,600	596,936
Sonoco Products Co.	23,760	1,179,922
WestRock Co.	63,332	2,461,715

		24,123,594

Metals & Mining (0.5%)
Alcoa, Inc.	296,150	2,745,311
Allegheny Technologies, Inc. (x)	30,400	387,600
Carpenter Technology Corp. (x)	3,100	102,083
Coeur Mining, Inc.*	40,300	429,598
Commercial Metals Co.	27,300	461,370
Compass Minerals International, Inc. (x)	12,400	919,956
Ferroglobe plc	11,100	95,571
Freeport-McMoRan, Inc.	294,194	3,277,321
Hecla Mining Co. (x)	90,400	461,040
Kaiser Aluminum Corp.	3,100	280,271
Newmont Mining Corp.	129,300	5,058,216
Nucor Corp.	78,320	3,869,791
Reliance Steel & Aluminum Co.	16,300	1,253,470
Royal Gold, Inc.	18,000	1,296,360
Southern Copper Corp. (x)	35,044	945,487
Steel Dynamics, Inc.	55,100	1,349,950
Tahoe Resources, Inc.	70,600	1,056,882
United States Steel Corp. (x)	34,200	576,612
Worthington Industries, Inc.	11,300	477,990

		25,044,879

Paper & Forest Products (0.0%)
Domtar Corp.	18,480	646,985
KapStone Paper and Packaging Corp.	14,300	186,043
Louisiana-Pacific Corp.*	42,500	737,375

		1,570,403

Total Materials		170,669,019

Telecommunication Services (2.6%)
Diversified Telecommunication Services (2.5%)
8x8, Inc.*	1,100	16,071
AT&T, Inc.	1,457,399	62,974,211
ATN International, Inc.	600	46,686
CenturyLink, Inc.	137,179	3,979,563

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Cincinnati Bell, Inc.*	16,900	$77,233
Cogent Communications Holdings, Inc.	14,700	588,882
Consolidated Communications Holdings, Inc. (x)	4,900	133,476
FairPoint Communications, Inc. (x)*	1,600	23,488
Frontier Communications Corp. (x)	280,290	1,384,632
General Communication, Inc., Class A*	300	4,740
Globalstar, Inc. (x)*	59,900	72,479
Hawaiian Telcom Holdco, Inc.*	1,000	21,190
IDT Corp., Class B	3,700	52,503
Inteliquent, Inc.	2,000	39,780
Intelsat S.A. (x)*	7,100	18,318
Iridium Communications, Inc. (x)*	7,200	63,936
Level 3 Communications, Inc.*	68,036	3,503,174
Lumos Networks Corp.*	2,200	26,620
ORBCOMM, Inc.*	5,200	51,740
pdvWireless, Inc. (x)*	600	12,834
SBA Communications Corp., Class A*	29,400	3,173,436
Straight Path Communications, Inc., Class B (x)*	1,500	41,505
Verizon Communications, Inc.	965,240	53,899,002
Vonage Holdings Corp.*	26,400	161,040
Windstream Holdings, Inc. (x)	82,368	763,551
Zayo Group Holdings, Inc.*	34,900	974,757

		132,104,847

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	2,700	24,084
Shenandoah Telecommunications Co.	7,200	281,232
Spok Holdings, Inc.	2,300	44,079
Sprint Corp. (x)*	240,579	1,089,823
Telephone & Data Systems, Inc.	28,186	835,997
T-Mobile US, Inc.*	69,200	2,994,284
U.S. Cellular Corp.*	10,000	392,700

		5,662,199

Total Telecommunication Services		137,767,046

Utilities (3.7%)
Electric Utilities (2.1%)
ALLETE, Inc.	10,500	678,615
Alliant Energy Corp.	53,800	2,135,860
American Electric Power Co., Inc.	115,170	8,072,265
Avangrid, Inc.	18,500	852,110
Duke Energy Corp.	162,985	13,982,483
Edison International	76,760	5,961,949
El Paso Electric Co.	9,500	449,065
Empire District Electric Co.	1,800	61,146
Entergy Corp.	45,100	3,668,885
Eversource Energy	73,909	4,427,149
Exelon Corp.	217,456	7,906,700
FirstEnergy Corp.	106,804	3,728,528
Great Plains Energy, Inc.	43,600	1,325,440
Hawaiian Electric Industries, Inc.	20,500	$672,195
IDACORP, Inc.	11,450	931,458
ITC Holdings Corp.	35,500	1,662,110
MGE Energy, Inc.	5,600	316,484
NextEra Energy, Inc.	108,450	14,141,880
OGE Energy Corp.	48,600	1,591,650
Otter Tail Corp.	900	30,141
PG&E Corp.	116,820	7,467,134
Pinnacle West Capital Corp.	26,000	2,107,560
PNM Resources, Inc.	27,800	985,232
Portland General Electric Co.	21,000	926,520
PPL Corp.	158,250	5,973,938
Southern Co.	221,150	11,860,275
Westar Energy, Inc.	30,000	1,682,700
Xcel Energy, Inc.	122,480	5,484,654

		109,084,126

Gas Utilities (0.3%)
AGL Resources, Inc.	28,683	1,892,217
Atmos Energy Corp.	25,200	2,049,264
National Fuel Gas Co.	21,100	1,200,168
New Jersey Resources Corp.	19,600	755,580
Northwest Natural Gas Co.	3,300	213,906
ONE Gas, Inc.	14,125	940,584
Piedmont Natural Gas Co., Inc.	19,900	1,196,388
Questar Corp.	47,000	1,192,390
South Jersey Industries, Inc.	16,100	509,082
Southwest Gas Corp.	9,900	779,229
Spire, Inc.	11,200	793,408
UGI Corp.	48,675	2,202,544
WGL Holdings, Inc.	10,500	743,295

		14,468,055

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	188,995	2,358,657
Atlantica Yield plc (x)	8,100	150,498
Calpine Corp.*	89,200	1,315,700
Dynegy, Inc.*	28,300	487,892
NRG Energy, Inc.	87,821	1,316,437
Ormat Technologies, Inc.	2,900	126,904
Pattern Energy Group, Inc. (x)	16,500	379,005
Talen Energy Corp.*	25,400	344,170
TerraForm Power, Inc., Class A (x)*	19,100	208,190

		6,687,453

Multi-Utilities (1.1%)
Ameren Corp.	55,100	2,952,258
Avista Corp.	19,200	860,160
Black Hills Corp. (x)	9,700	611,488
CenterPoint Energy, Inc.	106,250	2,550,000
CMS Energy Corp.	71,500	3,278,990
Consolidated Edison, Inc.	72,000	5,791,680
Dominion Resources, Inc.	144,750	11,280,368
DTE Energy Co.	41,900	4,153,128
MDU Resources Group, Inc.	48,250	1,158,000
NiSource, Inc.	79,300	2,103,036
NorthWestern Corp.	8,700	548,709
Public Service Enterprise Group, Inc.	118,700	5,532,607
SCANA Corp.	30,650	2,318,979

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Sempra Energy	58,090	$6,623,422
TECO Energy, Inc.	59,350	1,640,434
Vectren Corp.	18,000	948,060
WEC Energy Group, Inc.	77,998	5,093,269

		57,444,588

Water Utilities (0.1%)
American States Water Co.	3,500	153,370
American Water Works Co., Inc.	44,000	3,718,440
Aqua America, Inc.	50,062	1,785,211
California Water Service Group	5,100	178,143

		5,835,164

Total Utilities		193,519,386

Total Common Stocks (99.1%) (Cost $2,816,686,652)		5,188,302,763

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Media (0.0%)
Liberty Braves Group, expiring 6/16/16*†	3	6

Total Consumer Discretionary		6

Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp. (Contingent Value Shares) (b)*†	34,100	28,388

Total Health Care		28,388

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc. (Contingent Value Shares) (b)*†	1,900	4,275

Total Telecommunication Services		4,275

Total Rights (0.0%) (Cost $—)		32,669

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.5%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	78,598,350	78,598,350

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.6%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $10,900,136, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $11,118,002. (xx)	$10,900,000	$10,900,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $6,800,077, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $6,936,011. (xx)	6,800,000	6,800,000
HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $2,000,021, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $2,040,041. (xx)	2,000,000	2,000,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $9,000,090, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $9,180,042. (xx)	9,000,000	9,000,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $8,917,853, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $9,096,105. (xx)	8,917,749	8,917,749
Mizuho Securities USA, Inc., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $3,500,044, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.750%, maturing 5/31/17-5/31/23; total market value $3,570,001. (xx)	3,500,000	3,500,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 0.600%, dated 6/30/16, due 7/1/16, repurchase price $15,000,250, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50; total market value $15,300,255. (xx)	$15,000,000	$15,000,000
Natixis, 0.530%, dated 6/30/16, due 7/1/16, repurchase price $5,000,074, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 3/31/18-11/15/22, U.S. Government Agency Securities, ranging from 0.792%-6.500%, maturing 10/25/39-6/16/48 ; total market value $5,100,526. (xx)	5,000,000	5,000,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $7,000,093, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $7,140,096. (xx)	7,000,000	7,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/6/16, repurchase price $10,000,667, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.750%, maturing 10/31/17-8/15/42; total market value $10,200,000. (xx)	10,000,000	10,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $9,000,100, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $9,180,000. (xx)	9,000,000	9,000,000
RBC Capital Markets, 0.420%, dated 6/30/16, due 7/1/16, repurchase price $8,000,093, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-4.500%, maturing 8/1/26-3/1/46; total market value $8,160,000. (xx)	8,000,000	8,000,000
RBS Securities, Inc., 0.400%, dated 6/30/16, due 7/5/16, repurchase price $15,000,833, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-6.125%, maturing 2/28/17-5/15/44; total market value $15,300,291. (xx)	$15,000,000	$15,000,000
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $8,000,087, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $8,160,018. (xx)	8,000,000	8,000,000
Societe Generale S.A., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $4,000,044, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 10/31/16-2/15/46; total market value $4,080,000. (xx)	4,000,000	4,000,000
Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $10,000,467, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.250%, maturing 6/30/17-5/15/44; total market value $10,200,001. (xx)	10,000,000	10,000,000
Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $5,000,233, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 12/8/16-2/15/37; total market value $5,100,001. (xx)	5,000,000	5,000,000

Total Repurchase Agreements		137,117,749

Total Short-Term Investments (4.1%) (Cost $215,716,099)		215,716,099

Total Investments (103.2%) (Cost $3,032,402,751)		5,404,051,531
Other Assets Less Liabilities (-3.2%)		(166,003,932)

Net Assets (100%)		$5,238,047,599

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

*	Non-income producing.
†	Securities (totaling $32,669 or 0.0% of net assets) held at fair value by management.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $28,684,440.
@	Shares are less than 0.5.
(b)	Illiquid Security.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $134,076,640. This was secured by collateral of $137,117,749 which was received as cash and subsequently invested in short-term investments currently valued at $137,117,749, as reported in the Portfolio of Investments, and $99,560 collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.500%, maturing 7/28/16-2/15/46.

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	48	September-16	$5,624,028	$5,507,520	$(116,508)
S&P 500 E-Mini Index	366	September-16	38,396,064	38,250,660	(145,404)

					$(261,912)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$666,825,401	$—	$—	$666,825,401
Consumer Staples	485,542,913	—	—	485,542,913
Energy	353,222,979	—	—	353,222,979
Financials	904,258,607	—	—	904,258,607
Health Care	735,542,415	—	—	735,542,415
Industrials	545,651,906	—	—	545,651,906
Information Technology	995,299,897	3,194	—	995,303,091
Materials	170,423,037	245,982	—	170,669,019
Telecommunication Services	137,767,046	—	—	137,767,046
Utilities	193,519,386	—	—	193,519,386
Rights
Consumer Discretionary	—	—	6	6
Health Care	—	—	28,388	28,388
Telecommunication Services	—	—	4,275	4,275
Short-Term Investments
Investment Companies	78,598,350	—	—	78,598,350
Repurchase Agreements	—	137,117,749	—	137,117,749

Total Assets	$5,266,651,937	$137,366,925	$32,669	$5,404,051,531

Liabilities:
Futures	$(261,912)	$—	$—	$(261,912)

Total Liabilities	$(261,912)	$—	$—	$(261,912)

Total	$5,266,390,025	$137,366,925	$32,669	$5,403,789,619

(a)	A security with a market value of $3,194 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(261,912	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$1,383,243

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$87,047

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $34,295,000 during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$10,900,000	$—	$10,900,000	$(10,900,000)	$—
Deutsche Bank AG	6,800,000	—	6,800,000	(6,800,000)	—
HSBC Securities, Inc.	11,000,000	—	11,000,000	(11,000,000)	—
Merrill Lynch PFS, Inc.	8,917,749	—	8,917,749	(8,917,749)	—
Mizuho Securities USA, Inc.	3,500,000	—	3,500,000	(3,500,000)	—
Natixis	27,000,000	—	27,000,000	(27,000,000)	—
Nomura Securities Co., Ltd.	19,000,000	—	19,000,000	(19,000,000)	—
RBC Capital Markets	8,000,000	—	8,000,000	(8,000,000)	—
RBS Securities, Inc.	23,000,000	—	23,000,000	(23,000,000)	—
Societe Generale S.A.	19,000,000	—	19,000,000	(19,000,000)	—

Total	$137,117,749	$—	$137,117,749	$(137,117,749)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$128,073,140
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$310,800,759

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,675,289,660
Aggregate gross unrealized depreciation	(336,093,279)

Net unrealized appreciation	$2,339,196,381

Federal income tax cost of investments	$3,064,855,150

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $2,895,285,002)	$5,266,933,782
Repurchase Agreements (Cost $137,117,749)	137,117,749
Dividends, interest and other receivables	6,035,745
Receivable for securities sold	2,407,919
Due from broker for futures variation margin	516,062
Receivable from Separate Accounts for Trust shares sold	163,097
Security lending income receivable	89,773
Due from Custodian	48,587
Other assets	58,043

Total assets	5,413,370,757

LIABILITIES
Overdraft payable	1,697
Payable on return of securities loaned	137,117,749
Payable for securities purchased	32,619,367
Payable to Separate Accounts for Trust shares redeemed	2,572,878
Investment management fees payable	1,470,360
Distribution fees payable – Class IA	795,940
Administrative fees payable	432,218
Distribution fees payable – Class IB	273,156
Trustees’ fees payable	20,450
Accrued expenses	19,343

Total liabilities	175,323,158

NET ASSETS	$5,238,047,599

Net assets were comprised of:
Paid in capital	$3,833,286,998
Accumulated undistributed net investment income (loss)	46,094,596
Accumulated undistributed net realized gain (loss) on investments and futures	(1,012,720,863)
Net unrealized appreciation (depreciation) on investments and futures	2,371,386,868

Net assets	$5,238,047,599

Class IA
Net asset value, offering and redemption price per share, $3,899,627,890 / 145,929,839 shares outstanding (unlimited amount authorized: $0.01 par value)	$26.72

Class IB
Net asset value, offering and redemption price per share, $1,338,419,709 / 50,360,982 shares outstanding (unlimited amount authorized: $0.01 par value)	$26.58

(x)	Includes value of securities on loan of $134,076,640.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends (net of $26,379 foreign withholding tax)	$56,419,106
Interest	19,253
Securities lending (net)	206,884

Total income	56,645,243

EXPENSES
Investment management fees	8,730,675
Distribution fees – Class IA	4,725,454
Administrative fees	2,567,304
Distribution fees – Class IB	1,621,050
Printing and mailing expenses	174,947
Professional fees	84,464
Trustees’ fees	65,953
Custodian fees	64,158
Miscellaneous	54,369

Total expenses	18,088,374

NET INVESTMENT INCOME (LOSS)	38,556,869

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	147,455,455
Futures	1,383,243

Net realized gain (loss)	148,838,698

Change in unrealized appreciation (depreciation) on:
Investments	(24,558,277)
Futures	87,047

Net change in unrealized appreciation (depreciation)	(24,471,230)

NET REALIZED AND UNREALIZED GAIN (LOSS)	124,367,468

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$162,924,337

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015 (ai)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$38,556,869	$76,344,197
Net realized gain (loss) on investments, futures, foreign currency transactions and net distributions of realized gain received from underlying funds	148,838,698	297,811,783
Net change in unrealized appreciation (depreciation) on investments and futures	(24,471,230)	(371,161,259)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	162,924,337	2,994,721

DIVIDENDS:
Dividends from net investment income
Class IA	—	(56,357,579)
Class IB	—	(19,510,586)

TOTAL DIVIDENDS :	—	(75,868,165)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 798,845 and 2,019,538 shares, respectively ]	20,180,114	52,983,302
Capital shares issued in reinvestment of dividends [ 0 and 2,219,872 shares, respectively ]	—	56,357,579
Capital shares repurchased [ (7,040,977) and (15,463,056) shares, respectively ]	(179,688,939)	(410,295,652)

Total Class IA transactions	(159,508,825)	(300,954,771)

Class IB
Capital shares sold [ 1,060,970 and 2,593,191 shares, respectively ]	26,817,734	68,240,300
Capital shares issued in connection with merger (Note 8) [ 0 and 52,723 shares, respectively ]	—	1,308,584
Capital shares issued in reinvestment of dividends [ 0 and 772,733 shares, respectively ]	—	19,510,586
Capital shares repurchased [ (3,374,196) and (7,111,763) shares, respectively ]	(85,261,965)	(187,831,205)

Total Class IB transactions	(58,444,231)	(98,771,735)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(217,953,056)	(399,726,506)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(55,028,719)	(472,599,950)
NET ASSETS:
Beginning of period	5,293,076,318	5,765,676,268

End of period (a)	$5,238,047,599	$5,293,076,318

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$46,094,596	$7,537,727

(ai) On September 25. 2015, this Portfolio received, through a merger transaction, the assets and liabilities of the CharterSM Equity Portfolio. Information prior to the period ended September 25, 2015 represents the results of operations of the EQ/Common Stock Index Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO (ai)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IA		2015		2014	2013	2012	2011
Net asset value, beginning of period	$25.88	$26.27		$23.73	$18.13	$15.94	$16.07

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19	0.36		0.31	0.27	0.27	0.25
Net realized and unrealized gain (loss) on investments and futures	0.65	(0.38)		2.55	5.61	2.21	(0.13)

Total from investment operations	0.84	(0.02)		2.86	5.88	2.48	0.12

Less distributions:
Dividends from net investment income	—	(0.37)		(0.32)	(0.28)	(0.29)	(0.25)

Net asset value, end of period	$26.72	$25.88		$26.27	$23.73	$18.13	$15.94

Total return (b)	3.25%	(0.03	)%(aa)	12.05%	32.49%	15.54%	0.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,899,628	$3,937,549		$4,292,750	$4,204,128	$3,532,647	$3,421,651
Ratio of expenses to average net assets (a)(f)	0.71%	0.71%		0.72%	0.72%	0.72%	0.47%
Ratio of net investment income (loss) to average net assets (a)(f)	1.52%	1.37%		1.25%	1.30%	1.54%	1.50%
Portfolio turnover rate (z)^	3%	4%		4%	4%	3%	5%

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IB		2015		2014	2013	2012	2011
Net asset value, beginning of period	$25.73	$26.13		$23.61	$18.04	$15.85	$15.99

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19	0.36		0.31	0.27	0.27	0.20
Net realized and unrealized gain (loss) on investments and futures	0.66	(0.38)		2.53	5.58	2.21	(0.13)

Total from investment operations	0.85	(0.02)		2.84	5.85	2.48	0.07

Less distributions:
Dividends from net investment income	—	(0.38)		(0.32)	(0.28)	(0.29)	(0.21)

Net asset value, end of period	$26.58	$25.73		$26.13	$23.61	$18.04	$15.85

Total return (b)	3.30%	(0.07	)%(bb)	12.03%	32.48%	15.62%	0.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,338,420	$1,355,527		$1,472,926	$1,462,407	$1,194,810	$1,152,609
Ratio of expenses to average net assets (a)(f)	0.71%	0.71%		0.72%	0.72%	0.72%	0.72%
Ratio of net investment income (loss) to average net assets (a)(f)	1.52%	1.37%		1.25%	1.30%	1.54%	1.25%
Portfolio turnover rate (z)^	3%	4%		4%	4%	3%	5%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(ai)

On September 25. 2015, this Portfolio received, through a merger transaction, the assets and liabilities of the CharterSM Equity Portfolio. Information prior to the period ended September 25, 2015 represents the results of operations of the EQ/Common Stock Index Portfolio.

(aa)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (0.15)%.
(bb)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (0.18)%.

See Notes to Financial Statements.

EQ/CONVERTIBLE SECURITIES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Exchange Traded Funds	26.6%
Information Technology	23.1
Health Care	18.3
Repurchase Agreements	13.4
Financials	8.9
Consumer Discretionary	7.9
Investment Companies	5.9
Industrials	5.2
Materials	1.1
Telecommunication Services	0.8
Energy	0.8
Consumer Staples	0.2
Cash and Other	(12.2)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IB
Actual	$1,000.00	$996.95	$6.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.59	6.33
Class K
Actual	1,000.00	997.96	4.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.87	5.04

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.26% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCKS:
Consumer Staples (0.2%)
Food Products (0.2%)
Bunge Ltd.
4.875%	369	$34,136

Total Consumer Staples		34,136

Financials (4.6%)
Banks (3.1%)
Huntington Bancshares, Inc./Ohio
8.500%	215	303,150
KeyCorp
7.750% (x)	1,194	159,996

		463,146

Capital Markets (0.1%)
AMG Capital Trust II
5.150%	360	19,665

Diversified Financial Services (0.3%)
Mandatory Exchangeable Trust
5.750% (b)§	475	48,502

Real Estate Investment Trusts (REITs) (1.1%)
iStar, Inc.
4.500%	2,000	90,580
Welltower, Inc.
6.500%	1,083	73,428

		164,008

Total Financials		695,321

Health Care (4.2%)
Health Care Equipment & Supplies (0.7%)
Alere, Inc.
3.000%	320	107,754

Health Care Providers & Services (1.1%)
Anthem, Inc.
5.250% (x)	3,843	171,897

Pharmaceuticals (2.4%)
Allergan plc
5.500%	427	355,956

Total Health Care		635,607

Information Technology (0.2%)
Electronic Equipment, Instruments & Components (0.2%)
MTS Systems Corp.
8.750%	215	22,592

Total Information Technology		22,592

Materials (0.6%)
Metals & Mining (0.6%)
Alcoa, Inc.
5.375% (x)	2,746	90,261

Total Materials		90,261

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Corp.
11.125%	255	24,179

Wireless Telecommunication Services (0.7%)
T-Mobile U.S., Inc.
5.500%	1,366	$100,524

Total Telecommunication Services		124,703

Total Convertible Preferred Stocks (10.6%) (Cost $1,662,836)		1,602,620

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (26.6%)
SPDR® Barclays Convertible Securities ETF (x) (Cost $4,226,500)	91,340	4,004,345

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (55.7%)
Consumer Discretionary (7.9%)
Automobiles (1.0%)
Fiat Chrysler Automobiles N.V.
7.875%, 12/15/16	$200,000	112,401
Tesla Motors, Inc.
1.500%, 6/1/18	27,000	45,647

		158,048

Household Durables (1.7%)
CalAtlantic Group, Inc.
1.625%, 5/15/18	155,000	198,691
Lennar Corp.
3.250%, 11/15/21	33,000	64,886

		263,577

Internet & Catalog Retail (2.0%)
Priceline Group, Inc.
1.000%, 3/15/18	216,000	299,835

Media (2.5%)
Liberty Interactive LLC
0.750%, 3/30/43	180,000	200,735
1.000%, 9/30/43§	59,980	52,220
Liberty Media Corp.
1.375%, 10/15/23	42,000	41,711
Live Nation Entertainment, Inc.
2.500%, 5/15/19	80,000	80,200

		374,866

Specialty Retail (0.7%)
Restoration Hardware Holdings, Inc. (Zero Coupon), 6/15/19 (x)§	122,000	98,668

Total Consumer Discretionary		1,194,994

Energy (0.8%)
Energy Equipment & Services (0.5%)
Weatherford International Ltd.
5.875%, 7/1/21	63,000	68,473

Oil, Gas & Consumable Fuels (0.3%)
Cheniere Energy, Inc.
4.250%, 3/15/45	84,000	47,460

Total Energy		115,933

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Financials (4.3%)
Capital Markets (0.3%)
New Mountain Finance Corp.
5.000%, 6/15/19	$46,000	$45,138
Walter Investment Management Corp.
4.500%, 11/1/19	3,000	1,155

		46,293

Insurance (1.0%)
Fidelity National Financial, Inc.
4.250%, 8/15/18	75,000	153,187

Real Estate Investment Trusts (REITs) (3.0%)
Colony Capital, Inc.
5.000%, 4/15/23	55,000	52,250
Colony Starwood Homes
4.500%, 10/15/17	50,000	55,000
3.000%, 7/1/19	37,000	40,793
iStar, Inc.
3.000%, 11/15/16	36,000	36,292
Starwood Property Trust, Inc.
3.750%, 10/15/17	156,000	157,267
4.000%, 1/15/19	39,000	41,072
VEREIT, Inc.
3.000%, 8/1/18	61,000	60,276

		442,950

Total Financials		642,430

Health Care (14.1%)
Biotechnology (5.9%)
Acorda Therapeutics, Inc.
1.750%, 6/15/21	45,000	39,319
AMAG Pharmaceuticals, Inc.
2.500%, 2/15/19	27,000	29,767
ARIAD Pharmaceuticals, Inc.
3.625%, 6/15/19§	40,000	42,975
BioMarin Pharmaceutical, Inc.
1.500%, 10/15/20	120,000	138,750
Cepheid
1.250%, 2/1/21	101,000	87,554
Clovis Oncology, Inc.
2.500%, 9/15/21	55,000	38,878
Emergent BioSolutions, Inc.
2.875%, 1/15/21	32,000	36,220
Immunomedics, Inc.
4.750%, 2/15/20	21,000	14,254
Incyte Corp.
0.375%, 11/15/18	17,000	28,167
1.250%, 11/15/20	58,000	98,745
Intercept Pharmaceuticals, Inc.
3.250%, 7/1/23	16,000	16,245
Ionis Pharmaceuticals, Inc.
1.000%, 11/15/21	86,000	60,791
Ironwood Pharmaceuticals, Inc.
2.250%, 6/15/22	73,000	74,779
Merrimack Pharmaceuticals, Inc.
4.500%, 7/15/20	50,000	55,688
Novavax, Inc.
3.750%, 2/1/23§	19,000	24,142
Synergy Pharmaceuticals, Inc.
7.500%, 11/1/19§	21,000	31,329
TESARO, Inc.
3.000%, 10/1/21	$28,000	$70,053

		887,656

Health Care Equipment & Supplies (2.2%)
HeartWare International, Inc.
1.750%, 12/15/21	42,000	41,554
Hologic, Inc.
2.000%, 12/15/37 (e)	40,000	60,075
Integra LifeSciences Holdings Corp.
1.625%, 12/15/16	84,000	127,418
Nevro Corp.
1.750%, 6/1/21	5,000	5,247
NuVasive, Inc.
2.750%, 7/1/17	35,000	51,056
Wright Medical Group, Inc.
2.000%, 2/15/20	43,000	39,291

		324,641

Health Care Providers & Services (1.9%)
Brookdale Senior Living, Inc.
2.750%, 6/15/18	27,000	26,375
HealthSouth Corp.
2.000%, 12/1/43	65,000	75,847
Molina Healthcare, Inc.
1.125%, 1/15/20	80,000	108,250
1.625%, 8/15/44	30,000	32,569
Trinity Biotech Investment Ltd.
4.000%, 4/1/45	36,000	31,545
Universal American Corp.
4.000%, 6/15/21 (b)§	11,000	11,406

		285,992

Pharmaceuticals (4.1%)
Depomed, Inc.
2.500%, 9/1/21	37,000	44,655
Horizon Pharma Investment Ltd.
2.500%, 3/15/22	86,000	77,938
Jazz Investments I Ltd.
1.875%, 8/15/21 (x)	119,000	127,404
Medicines Co.
1.375%, 6/1/17	58,000	77,647
2.750%, 7/15/23 (b)§	5,000	4,794
Pacira Pharmaceuticals, Inc.
3.250%, 2/1/19	37,000	54,829
Teva Pharmaceutical Finance Co. LLC
0.250%, 2/1/26	190,000	238,094

		625,361

Total Health Care		2,123,650

Industrials (5.2%)
Air Freight & Logistics (0.9%)
Atlas Air Worldwide Holdings, Inc.
2.250%, 6/1/22	24,000	23,265
Echo Global Logistics, Inc.
2.500%, 5/1/20	53,000	50,052
XPO Logistics, Inc.
4.500%, 10/1/17	38,000	61,227

		134,544

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Airlines (1.2%)
AirTran Holdings, Inc.
5.250%, 11/1/16	$65,000	$178,425

Construction & Engineering (1.1%)
Dycom Industries, Inc.
0.750%, 9/15/21§	80,000	91,100
Tutor Perini Corp.
2.875%, 6/15/21 (b)§	79,000	82,555

		173,655

Machinery (1.1%)
Greenbrier Cos., Inc.
3.500%, 4/1/18	87,000	92,437
Trinity Industries, Inc.
3.875%, 6/1/36	70,000	75,688

		168,125

Professional Services (0.6%)
Huron Consulting Group, Inc.
1.250%, 10/1/19	91,000	92,422

Transportation Infrastructure (0.3%)
Macquarie Infrastructure Corp.
2.875%, 7/15/19 (x)	40,000	45,675

Total Industrials		792,846

Information Technology (22.9%)
Communications Equipment (2.6%)
CalAmp Corp.
1.625%, 5/15/20	43,000	39,883
Ciena Corp.
3.750%, 10/15/18§	125,000	145,859
4.000%, 12/15/20	95,000	118,750
Palo Alto Networks, Inc.
(Zero Coupon), 7/1/19	71,000	90,481

		394,973

Electronic Equipment, Instruments & Components (0.8%)
Knowles Corp.
3.250%, 11/1/21§	15,000	15,281
TTM Technologies, Inc.
1.750%, 12/15/20	73,000	72,361
Vishay Intertechnology, Inc.
2.250%, 11/15/40	30,000	29,963

		117,605

Internet Software & Services (3.5%)
Akamai Technologies, Inc.
(Zero Coupon), 2/15/19	36,000	35,505
Cornerstone OnDemand, Inc.
1.500%, 7/1/18	139,000	142,909
Pandora Media, Inc.
1.750%, 12/1/20§	74,000	73,769
Twitter, Inc.
0.250%, 9/15/19	92,000	84,295
VeriSign, Inc.
4.345%, 8/15/37	68,000	171,147
WebMD Health Corp.
2.625%, 6/15/23§	22,000	21,464

		529,089

IT Services (0.1%)
Cardtronics, Inc.
1.000%, 12/1/20	$17,000	$17,042

Semiconductors & Semiconductor Equipment (8.9%)
Cypress Semiconductor Corp.
4.500%, 1/15/22 (b)§	7,000	7,481
Inphi Corp.
1.125%, 12/1/20§	19,000	20,128
Integrated Device Technology, Inc.
0.875%, 11/15/22§	75,000	72,187
Microchip Technology, Inc.
1.625%, 2/15/25	82,000	90,764
2.125%, 12/15/37	71,000	149,410
Micron Technology, Inc.
2.375%, 5/1/32	100,000	149,750
3.000%, 11/15/43	130,000	99,288
Novellus Systems, Inc.
2.625%, 5/15/41	104,000	258,440
NVIDIA Corp.
1.000%, 12/1/18	18,000	41,940
NXP Semiconductors N.V.
1.000%, 12/1/19 (x)	90,000	97,819
ON Semiconductor Corp.
1.000%, 12/1/20	85,000	75,969
2.625%, 12/15/26	114,000	118,417
Spansion LLC
2.000%, 9/1/20	37,000	74,833
Xilinx, Inc.
2.625%, 6/15/17	58,000	93,344

		1,349,770

Software (6.7%)
Citrix Systems, Inc.
0.500%, 4/15/19	90,000	100,125
FireEye, Inc.
1.000%, 6/1/35 (b)(x)	104,000	94,315
1.625%, 6/1/35	25,000	22,047
Nuance Communications, Inc.
1.000%, 12/15/35§	97,000	85,239
Proofpoint, Inc.
1.250%, 12/15/18	26,000	43,436
0.750%, 6/15/20	35,000	37,560
PROS Holdings, Inc.
2.000%, 12/1/19	43,000	38,377
Rovi Corp.
0.500%, 3/1/20	40,000	37,800
salesforce.com, Inc.
0.250%, 4/1/18	217,000	280,337
ServiceNow, Inc.
(Zero Coupon), 11/1/18	35,000	38,937
Synchronoss Technologies, Inc.
0.750%, 8/15/19	33,000	32,649
Take-Two Interactive Software, Inc.
1.750%, 12/1/16	61,000	120,971
Verint Systems, Inc.
1.500%, 6/1/21 (x)	81,000	73,761

		1,005,554

Technology Hardware, Storage & Peripherals (0.3%)
Electronics For Imaging, Inc.
0.750%, 9/1/19 (x)	43,000	46,091

Total Information Technology		3,460,124

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Materials (0.5%)
Construction Materials (0.5%)
Cemex S.A.B. de C.V.
3.720%, 3/15/20	$79,000	$73,618

Total Materials		73,618

Total Convertible Bonds		8,403,595

Total Long-Term Debt Securities (55.7%) (Cost $8,624,069)		8,403,595

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (5.9%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	887,399	887,399

	Principal Amount	Value (Note 1)
Repurchase Agreements (13.4%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $200,003, collateralized by various Foreign Government Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $204,000. (xx)	$200,000	200,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $100,001, collateralized by various Foreign Government Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $102,000. (xx)	100,000	100,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $300,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $306,001. (xx)	300,000	300,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $465,437, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $474,740. (xx)	465,432	465,432
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $500,007, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $510,007. (xx)	$500,000	$500,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $250,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $255,003. (xx)	250,000	250,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $100,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $102,000. (xx)	100,000	100,000
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $100,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $102,000. (xx)	100,000	100,000

Total Repurchase Agreements		2,015,432

Total Short-Term Investments (19.3%) (Cost $2,902,831)		2,902,831

Total Investments (112.2%) (Cost $17,416,236)		16,913,391
Other Assets Less Liabilities (-12.2%)		(1,840,762)

Net Assets (100%)		$15,072,629

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2016, the market value of these securities amounted to $929,099 or 6.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security. At June 30, 2016, the market value of these securities amounted to $249,053 or 1.7% of net assets.
(e)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2016. Maturity date disclosed is the ultimate maturity date.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $1,972,156. This was secured by collateral of $2,015,432 which was received as cash and subsequently invested in short-term investments currently valued at $2,015,432, as reported in the Portfolio of Investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Convertible Bonds
Consumer Discretionary	$112,401	$1,082,593	$—	$1,194,994
Energy	—	115,933	—	115,933
Financials	—	642,430	—	642,430
Health Care	—	2,123,650	—	2,123,650
Industrials	—	792,846	—	792,846
Information Technology	—	3,460,124	—	3,460,124
Materials	—	73,618	—	73,618
Convertible Preferred Stocks
Consumer Staples	34,136	—	—	34,136
Financials	376,578	318,743	—	695,321
Health Care	635,607	—	—	635,607
Information Technology	—	22,592	—	22,592
Materials	90,261	—	—	90,261
Telecommunication Services	124,703	—	—	124,703
Investment Companies
Exchange Traded Funds (ETFs)	4,004,345	—	—	4,004,345
Short-Term Investments
Investment Companies	887,399	—	—	887,399
Repurchase Agreements	—	2,015,432	—	2,015,432

Total Assets	$6,265,430	$10,647,961	$—	$16,913,391

Total Liabilities	$—	$—	$—	$—

Total	$6,265,430	$10,647,961	$—	$16,913,391

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$200,000	$—	$200,000	$(200,000)	$—
Deutsche Bank AG	100,000	—	100,000	(100,000)	—
HSBC Securities, Inc.	300,000	—	300,000	(300,000)	—
Merrill Lynch PFS, Inc.	465,432	—	465,432	(465,432)	—
Natixis	750,000	—	750,000	(750,000)	—
Nomura Securities Co., Ltd.	100,000	—	100,000	(100,000)	—
RBS Securities, Inc.	100,000	—	100,000	(100,000)	—

Total	$2,015,432	$—	$2,015,432	$(2,015,432)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,908,655
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,390,127

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$625,436
Aggregate gross unrealized depreciation	(1,247,936)

Net unrealized depreciation	$(622,500)

Federal income tax cost of investments	$17,535,891

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $15,400,804)	$14,897,959
Repurchase Agreements (Cost $2,015,432)	2,015,432
Cash	216,773
Dividends, interest and other receivables	43,641
Security lending income receivable	784
Receivable from Separate Accounts for Trust shares sold	23
Receivable for securities sold	20
Other assets	199

Total assets	17,174,831

LIABILITIES
Payable on return of securities loaned	2,015,432
Payable for securities purchased	27,137
Payable to Separate Accounts for Trust shares redeemed	3,311
Investment management fees payable	2,065
Administrative fees payable	1,645
Distribution fees payable – Class IB	1,025
Trustees’ fees payable	43
Accrued expenses	51,544

Total liabilities	2,102,202

NET ASSETS	$15,072,629

Net assets were comprised of:
Paid in capital	$15,582,651
Accumulated undistributed net investment income (loss)	13,005
Accumulated undistributed net realized gain (loss) on investments	(20,182)
Net unrealized appreciation (depreciation) on investments	(502,845)

Net assets	$15,072,629

Class IB
Net asset value, offering and redemption price per share, $5,009,632 / 510,786 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.81

Class K
Net asset value, offering and redemption price per share, $10,062,997 / 1,026,672 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.80

(x)	Includes value of securities on loan of $1,972,156.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends	$136,498
Interest	82,280
Securities lending (net)	880

Total income	219,658

EXPENSES
Investment management fees	57,444
Professional fees	28,020
Custodian fees	13,216
Administrative fees	10,311
Administration out of pocket	8,456
Distribution fees – Class IB	7,149
Printing and mailing expenses	568
Trustees’ fees	206
Miscellaneous	290

Gross expenses	125,660
Less: Waiver from investment manager	(35,908)

Net expenses	89,752

NET INVESTMENT INCOME (LOSS)	129,906

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	(14,664)
Net change in unrealized appreciation (depreciation) on investments	(171,999)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(186,663)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(56,757)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$129,906	$364,547
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	(14,664)	221,915
Net change in unrealized appreciation (depreciation) on investments	(171,999)	(1,068,903)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(56,757)	(482,441)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(227,123)
Class K	—	(384,517)

	—	(611,640)

Distributions from net realized capital gains
Class IB	—	(105,273)
Class K	—	(165,940)

	—	(271,213)

Return of capital
Class IB	—	(3,536)
Class K	—	(5,604)

	—	(9,140)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(891,993)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 17,055 and 48,378 shares, respectively ]	162,379	516,911
Capital shares issued in reinvestment of dividends and distributions [ 0 and 33,889 shares, respectively ]	—	335,932
Capital shares repurchased [ (209,991) and (134,522) shares, respectively ]	(2,023,498)	(1,478,939)

Total Class IB transactions	(1,861,119)	(626,096)

Class K
Capital shares sold [ 114,472 and 276,597 shares, respectively ]	1,088,410	2,937,384
Capital shares issued in reinvestment of dividends and distributions [ 0 and 56,221 shares, respectively ]	—	556,061
Capital shares repurchased [ (203,245) and (413,271) shares, respectively ]	(1,970,119)	(4,460,706)

Total Class K transactions	(881,709)	(967,261)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,742,828)	(1,593,357)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,799,585)	(2,967,791)
NET ASSETS:
Beginning of period	17,872,214	20,840,005

End of period (a)	$15,072,629	$17,872,214

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$13,005	$(116,901)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,		October 28, 2013* to December 31, 2013
Class IB			2015	2014
Net asset value, beginning of period	$9.84		$10.69	$10.18	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.19	0.18	0.05
Net realized and unrealized gain (loss) on investments	(0.10)		(0.53)	0.71	0.21

Total from investment operations	(0.03)		(0.34)	0.89	0.26

Less distributions:
Dividends from net investment income	—		(0.34)	(0.16)	(0.06)
Distributions from net realized gains	—		(0.16)	(0.22)	(0.02)
Return of capital	—		(0.01)	—	—

Total dividends and distributions	—		(0.51)	(0.38)	(0.08)

Net asset value, end of period	$9.81		$9.84	$10.69	$10.18

Total return (b)	(0.30)%		(3.29)%	8.71%	2.65%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,010		$6,922	$8,080	$5,161
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.26	%(j)	1.32%**	1.30%	1.30%
Before waivers and reimbursements (a)(f)	1.69%		1.78%	1.97%	2.26%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.43%		1.77%	1.66%	2.87	%(l)
Before waivers and reimbursements (a)(f)	1.00%		1.32%	0.98%	1.90	%(l)
Portfolio turnover rate (z)^	12%		47%	28%	4%

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,		October 28, 2013* to December 31, 2013
Class K			2015	2014
Net asset value, beginning of period	$9.82		$10.67	$10.18	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.21	0.21	0.06
Net realized and unrealized gain (loss) on investments	(0.10)		(0.53)	0.71	0.20

Total from investment operations	(0.02)		(0.32)	0.92	0.26

Less distributions:
Dividends from net investment income	—		(0.36)	(0.21)	(0.06)
Distributions from net realized gains	—		(0.16)	(0.22)	(0.02)
Return of capital	—		(0.01)	—	—

Total dividends and distributions	—		(0.53)	(0.43)	(0.08)

Net asset value, end of period	$9.80		$9.82	$10.67	$10.18

Total return (b)	(0.20)%		(3.05)%	8.97%	2.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,063		$10,951	$12,760	$8,425
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00	%(j)	1.07%**	1.05%	1.05%
Before waivers and reimbursements (a)(f)	1.45%		1.53%	1.73%	2.07%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.67%		2.01%	1.93%	3.14	%(l)
Before waivers and reimbursements (a)(f)	1.22%		1.56%	1.25%	2.12	%(l)
Portfolio turnover rate (z)^	12%		47%	28%	4%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
**	Includes Tax expense of 0.02%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.30% for Class IB and 1.05% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/CORE BOND INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Government Securities	58.4%
Financials	14.3
Exchange Traded Funds	6.5
Energy	3.2
Health Care	3.1
Information Technology	2.8
Consumer Staples	2.5
Consumer Discretionary	2.2
Industrials	2.0
Utilities	1.7
Investment Companies	1.6
Repurchase Agreements	1.4
Telecommunication Services	1.1
Materials	1.1
Cash and Other	(1.9)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$1,036.47	$3.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.35	3.55
Class IB
Actual	1,000.00	1,037.45	3.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.35	3.55
Class K
Actual	1,000.00	1,038.54	2.31
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.60	2.29

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.71%, 0.71% and 0.46%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (34.0%)
Consumer Discretionary (2.2%)
Auto Components (0.1%)
BorgWarner, Inc.
3.375%, 3/15/25 (x)	$800,000	$818,320
Delphi Automotive plc
3.150%, 11/19/20	500,000	517,071
Delphi Corp.
4.150%, 3/15/24	865,000	919,355
Johnson Controls, Inc.
1.400%, 11/2/17	360,000	360,733
5.000%, 3/30/20	919,000	999,965
4.250%, 3/1/21	680,000	733,344
3.625%, 7/2/24	214,000	226,099
Magna International, Inc.
3.625%, 6/15/24	1,200,000	1,258,693
4.150%, 10/1/25	250,000	272,401

		6,105,981

Automobiles (0.0%)
General Motors Co.
3.500%, 10/2/18	2,000,000	2,058,800
Harley-Davidson, Inc.
3.500%, 7/28/25	400,000	426,607

		2,485,407

Hotels, Restaurants & Leisure (0.2%)
Brinker International, Inc.
2.600%, 5/15/18	175,000	176,315
3.875%, 5/15/23	250,000	250,337
Carnival Corp.
1.875%, 12/15/17	600,000	605,644
3.950%, 10/15/20	666,000	719,100
Hyatt Hotels Corp.
5.375%, 8/15/21	350,000	396,347
4.850%, 3/15/26	250,000	272,371
Marriott International, Inc.
3.375%, 10/15/20	626,000	660,771
2.300%, 1/15/22	500,000	502,223
3.250%, 9/15/22	1,700,000	1,776,275
3.125%, 6/15/26	500,000	507,613
McDonald’s Corp.
5.800%, 10/15/17	1,000,000	1,060,141
5.350%, 3/1/18	968,000	1,034,093
2.100%, 12/7/18	290,000	296,776
5.000%, 2/1/19	750,000	820,356
2.200%, 5/26/20	750,000	766,576
3.500%, 7/15/20	150,000	160,786
2.750%, 12/9/20	320,000	333,598
3.625%, 5/20/21	400,000	432,572
3.250%, 6/10/24 (x)	1,000,000	1,071,615
3.375%, 5/26/25	750,000	795,403
3.700%, 1/30/26	1,500,000	1,615,881
Starbucks Corp.
2.100%, 2/4/21	300,000	308,474
2.700%, 6/15/22	400,000	423,459
3.850%, 10/1/23	850,000	954,310
2.450%, 6/15/26	500,000	505,730
Wyndham Worldwide Corp.
2.500%, 3/1/18	950,000	955,129
4.250%, 3/1/22	1,094,000	1,158,460

		18,560,355

Household Durables (0.2%)
Leggett & Platt, Inc.
3.400%, 8/15/22	$250,000	$260,077
3.800%, 11/15/24	300,000	315,002
Mohawk Industries, Inc.
3.850%, 2/1/23	1,200,000	1,265,200
Newell Brands, Inc.
2.150%, 10/15/18	375,000	378,196
2.600%, 3/29/19	590,000	603,818
2.875%, 12/1/19	550,000	568,620
3.150%, 4/1/21	500,000	519,829
3.850%, 4/1/23	1,075,000	1,140,345
5.000%, 11/15/23§	2,250,000	2,359,904
4.000%, 12/1/24	400,000	419,930
3.900%, 11/1/25	750,000	783,370
4.200%, 4/1/26	3,100,000	3,352,606
NVR, Inc.
3.950%, 9/15/22	150,000	158,559
Tupperware Brands Corp.
4.750%, 6/1/21 (x)	500,000	537,363
Whirlpool Corp.
1.650%, 11/1/17	175,000	176,042
2.400%, 3/1/19	900,000	920,325
4.850%, 6/15/21	400,000	447,029
3.700%, 3/1/23	250,000	264,196
3.700%, 5/1/25	500,000	530,515

		15,000,926

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.
1.200%, 11/29/17	1,500,000	1,505,668
2.600%, 12/5/19	450,000	469,545
3.300%, 12/5/21	1,050,000	1,135,790
2.500%, 11/29/22	1,200,000	1,244,280
3.800%, 12/5/24	1,000,000	1,120,870
Expedia, Inc.
7.456%, 8/15/18	500,000	552,700
5.950%, 8/15/20	1,394,000	1,562,151
JD.com, Inc.
3.125%, 4/29/21	500,000	490,625
3.875%, 4/29/26	500,000	473,750
Priceline Group, Inc.
3.650%, 3/15/25	600,000	620,786
3.600%, 6/1/26	500,000	516,358
QVC, Inc.
3.125%, 4/1/19	333,000	341,658
5.125%, 7/2/22	500,000	539,005
4.375%, 3/15/23	300,000	302,061
4.850%, 4/1/24	500,000	520,590
4.450%, 2/15/25	670,000	671,139

		12,066,976

Leisure Products (0.0%)
Hasbro, Inc.
3.150%, 5/15/21	500,000	514,887
Mattel, Inc.
1.700%, 3/15/18	500,000	500,906
2.350%, 5/6/19	500,000	508,697
3.150%, 3/15/23	300,000	301,600

		1,826,090

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Media (1.0%)
21st Century Fox America, Inc.
6.900%, 3/1/19	$596,000	$678,224
5.650%, 8/15/20	594,000	680,664
4.500%, 2/15/21	500,000	557,919
3.000%, 9/15/22	1,000,000	1,037,010
3.700%, 10/15/25	2,040,000	2,195,573
CBS Corp.
5.750%, 4/15/20	1,256,000	1,433,634
3.375%, 3/1/22	2,000,000	2,082,516
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579%, 7/23/20§	1,165,000	1,213,697
4.464%, 7/23/22§	1,850,000	1,983,015
4.908%, 7/23/25§	3,850,000	4,214,595
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	62,000	87,941
Comcast Corp.
5.700%, 7/1/19	1,289,000	1,454,281
5.150%, 3/1/20	2,806,000	3,179,414
3.125%, 7/15/22	1,050,000	1,124,028
2.850%, 1/15/23	2,150,000	2,267,702
2.750%, 3/1/23	1,500,000	1,572,788
3.600%, 3/1/24	2,000,000	2,194,191
3.150%, 3/1/26	2,000,000	2,148,511
Discovery Communications LLC
5.050%, 6/1/20	2,262,000	2,471,627
4.375%, 6/15/21	62,000	66,354
3.300%, 5/15/22	500,000	506,236
3.250%, 4/1/23	1,000,000	973,036
4.900%, 3/11/26	500,000	531,335
Grupo Televisa S.A.B.
6.000%, 5/15/18	600,000	643,818
Historic TW, Inc.
6.875%, 6/15/18	62,000	68,396
Interpublic Group of Cos., Inc.
2.250%, 11/15/17	900,000	905,956
4.000%, 3/15/22	315,000	332,079
NBCUniversal Media LLC
5.150%, 4/30/20	1,983,000	2,248,855
4.375%, 4/1/21	1,971,000	2,202,659
2.875%, 1/15/23	156,000	164,190
Omnicom Group, Inc.
6.250%, 7/15/19	673,000	766,216
4.450%, 8/15/20	1,280,000	1,407,678
3.625%, 5/1/22	1,281,000	1,359,822
3.650%, 11/1/24	750,000	792,275
RELX Capital, Inc.
8.625%, 1/15/19	1,691,000	1,952,665
Scripps Networks Interactive, Inc.
2.750%, 11/15/19	500,000	510,153
2.800%, 6/15/20	500,000	508,321
3.500%, 6/15/22	500,000	519,354
3.900%, 11/15/24	800,000	838,788
3.950%, 6/15/25	500,000	522,319
Thomson Reuters Corp.
1.650%, 9/29/17	500,000	502,218
6.500%, 7/15/18	1,058,000	1,161,372
4.700%, 10/15/19	369,000	400,999
4.300%, 11/23/23	$500,000	$546,173
3.350%, 5/15/26	570,000	581,489
Time Warner Cable, Inc.
6.750%, 7/1/18	2,500,000	2,731,250
8.750%, 2/14/19	1,000,000	1,166,800
8.250%, 4/1/19	1,846,000	2,154,051
5.000%, 2/1/20	1,061,000	1,156,490
4.000%, 9/1/21	1,500,000	1,596,563
Time Warner, Inc.
4.875%, 3/15/20	2,700,000	2,978,936
4.700%, 1/15/21	1,812,000	2,020,510
3.400%, 6/15/22	500,000	526,090
4.050%, 12/15/23	1,250,000	1,362,653
3.550%, 6/1/24	2,000,000	2,110,948
Viacom, Inc.
2.500%, 9/1/18	200,000	202,723
2.200%, 4/1/19	600,000	600,771
5.625%, 9/15/19	1,641,000	1,808,858
3.875%, 12/15/21	125,000	130,854
3.125%, 6/15/22	500,000	498,771
3.250%, 3/15/23	1,000,000	983,989
4.250%, 9/1/23	1,100,000	1,142,914
Walt Disney Co.
6.000%, 7/17/17	446,000	468,983
1.100%, 12/1/17	2,000,000	2,009,272
1.500%, 9/17/18	355,000	360,022
5.500%, 3/15/19	500,000	559,389
1.850%, 5/30/19	1,000,000	1,021,614
2.150%, 9/17/20	500,000	516,292
3.750%, 6/1/21	181,000	200,160
2.750%, 8/16/21	1,000,000	1,058,703
2.550%, 2/15/22	2,000,000	2,089,563
2.350%, 12/1/22	650,000	672,039
3.150%, 9/17/25	500,000	549,996
WPP Finance 2010
4.750%, 11/21/21	160,000	177,022
3.750%, 9/19/24	1,000,000	1,049,280

		87,495,592

Multiline Retail (0.2%)
Dollar General Corp.
4.125%, 7/15/17	1,000,000	1,030,920
1.875%, 4/15/18	194,000	195,945
3.250%, 4/15/23	1,150,000	1,181,355
4.150%, 11/1/25	125,000	136,560
Kohl’s Corp.
4.750%, 12/15/23	800,000	850,626
4.250%, 7/17/25	750,000	753,700
Macy’s Retail Holdings, Inc.
3.450%, 1/15/21 (x)	500,000	512,097
3.875%, 1/15/22	400,000	410,934
4.375%, 9/1/23	635,000	658,708
3.625%, 6/1/24 (x)	1,000,000	981,114
Nordstrom, Inc.
6.250%, 1/15/18	277,000	296,027
4.750%, 5/1/20	584,000	629,659
4.000%, 10/15/21	600,000	641,962
Target Corp.
6.000%, 1/15/18	1,550,000	1,667,793
2.300%, 6/26/19	1,500,000	1,548,201
3.875%, 7/15/20	1,000,000	1,090,785
2.500%, 4/15/26	2,000,000	2,054,080

		14,640,466

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Specialty Retail (0.3%)
Advance Auto Parts, Inc.
4.500%, 1/15/22	$160,000	$170,739
4.500%, 12/1/23	1,000,000	1,072,725
AutoNation, Inc.
3.350%, 1/15/21	375,000	383,453
4.500%, 10/1/25	215,000	227,140
AutoZone, Inc.
1.625%, 4/21/19	40,000	40,196
4.000%, 11/15/20	1,956,000	2,109,812
2.500%, 4/15/21	100,000	101,748
3.700%, 4/15/22	350,000	373,354
3.250%, 4/15/25	333,000	343,091
3.125%, 4/21/26	125,000	128,159
Bed Bath & Beyond, Inc.
3.749%, 8/1/24 (x)	350,000	352,758
Home Depot, Inc.
2.250%, 9/10/18	742,000	767,047
2.000%, 6/15/19	1,000,000	1,027,702
2.000%, 4/1/21	1,500,000	1,540,094
4.400%, 4/1/21	650,000	733,793
2.625%, 6/1/22	1,750,000	1,829,936
2.700%, 4/1/23	800,000	842,956
3.750%, 2/15/24	1,000,000	1,116,587
3.350%, 9/15/25	490,000	533,777
3.000%, 4/1/26	750,000	795,693
Lowe’s Cos., Inc.
1.150%, 4/15/19	300,000	300,548
4.625%, 4/15/20	1,089,000	1,214,748
3.120%, 4/15/22	750,000	801,694
3.875%, 9/15/23	1,000,000	1,118,010
3.125%, 9/15/24	500,000	536,440
3.375%, 9/15/25	510,000	559,281
2.500%, 4/15/26	750,000	764,496
O’Reilly Automotive, Inc.
4.875%, 1/14/21	285,000	318,127
4.625%, 9/15/21	300,000	334,223
3.800%, 9/1/22	300,000	322,318
3.850%, 6/15/23	250,000	269,296
3.550%, 3/15/26 (x)	500,000	524,270
Ross Stores, Inc.
3.375%, 9/15/24	300,000	306,137
Signet UK Finance plc
4.700%, 6/15/24	500,000	481,055
Staples, Inc.
2.750%, 1/12/18 (x)	1,000,000	1,006,607
4.375%, 1/12/23 (x)	100,000	101,516
TJX Cos., Inc.
6.950%, 4/15/19	385,000	444,382
2.750%, 6/15/21	750,000	792,370
2.500%, 5/15/23	450,000	471,210

		25,157,488

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
6.125%, 12/1/17	100,000	107,045
Coach, Inc.
4.250%, 4/1/25	500,000	508,744
NIKE, Inc.
2.250%, 5/1/23	450,000	463,143
Ralph Lauren Corp.
2.125%, 9/26/18	300,000	306,413
2.625%, 8/18/20	$400,000	$416,351
Under Armour, Inc.
3.250%, 6/15/26	500,000	504,983

		2,306,679

Total Consumer Discretionary		185,645,960

Consumer Staples (2.5%)
Beverages (1.0%)
Anheuser-Busch Cos. LLC
5.000%, 3/1/19	62,000	67,618
Anheuser-Busch InBev Finance, Inc.
1.250%, 1/17/18	500,000	501,533
1.900%, 2/1/19	2,975,000	3,025,172
2.650%, 2/1/21	6,125,000	6,351,737
2.625%, 1/17/23	2,356,000	2,390,419
3.300%, 2/1/23	3,975,000	4,188,338
3.700%, 2/1/24	2,500,000	2,686,984
3.650%, 2/1/26	9,000,000	9,635,815
Anheuser-Busch InBev Worldwide, Inc.
1.375%, 7/15/17	1,414,000	1,418,060
7.750%, 1/15/19	3,300,000	3,815,172
5.375%, 1/15/20	2,181,000	2,447,984
4.375%, 2/15/21	1,158,000	1,287,231
2.500%, 7/15/22	1,300,000	1,321,752
Beam Suntory, Inc.
1.750%, 6/15/18	500,000	501,870
3.250%, 5/15/22	250,000	252,927
3.250%, 6/15/23	500,000	518,770
Bottling Group LLC
5.125%, 1/15/19	846,000	928,191
Brown-Forman Corp.
1.000%, 1/15/18	500,000	500,079
Coca-Cola Bottling Co. Consolidated
3.800%, 11/25/25	250,000	267,539
Coca-Cola Co.
0.875%, 10/27/17	220,000	220,380
1.650%, 3/14/18	1,800,000	1,825,447
1.150%, 4/1/18	500,000	503,006
1.375%, 5/30/19	1,000,000	1,008,217
1.875%, 10/27/20	750,000	765,941
2.450%, 11/1/20	1,000,000	1,044,963
3.150%, 11/15/20	1,001,000	1,075,665
3.300%, 9/1/21	1,000,000	1,084,845
2.500%, 4/1/23	1,000,000	1,032,679
3.200%, 11/1/23	2,650,000	2,854,790
2.875%, 10/27/25	850,000	899,014
2.550%, 6/1/26	500,000	514,345
Coca-Cola European Partners US LLC
3.500%, 9/15/20	150,000	159,586
3.250%, 8/19/21	350,000	370,728
Coca-Cola Femsa S.A.B. de C.V.
2.375%, 11/26/18	1,450,000	1,464,587
3.875%, 11/26/23	500,000	530,970
Diageo Capital plc
5.750%, 10/23/17	1,700,000	1,801,791
1.125%, 4/29/18	1,250,000	1,251,406
2.625%, 4/29/23	1,500,000	1,552,321
Diageo Investment Corp.
2.875%, 5/11/22	1,000,000	1,046,965

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Dr. Pepper Snapple Group, Inc.
2.600%, 1/15/19	$300,000	$307,398
3.200%, 11/15/21	300,000	317,772
3.400%, 11/15/25	1,250,000	1,329,671
Fomento Economico Mexicano S.A.B. de C.V.
2.875%, 5/10/23	150,000	149,567
Molson Coors Brewing Co.
1.450%, 7/15/19	405,000	406,090
2.100%, 7/15/21	500,000	501,520
3.500%, 5/1/22 (x)	500,000	531,225
3.000%, 7/15/26	680,000	676,720
PepsiCo, Inc.
1.125%, 7/17/17	750,000	752,326
1.250%, 8/13/17	1,900,000	1,908,946
1.000%, 10/13/17	280,000	280,585
5.000%, 6/1/18	156,000	167,981
7.900%, 11/1/18	1,297,000	1,494,912
2.250%, 1/7/19	1,000,000	1,030,523
1.500%, 2/22/19	275,000	278,262
4.500%, 1/15/20	2,700,000	2,980,524
2.150%, 10/14/20	750,000	771,075
3.125%, 11/1/20	250,000	266,453
2.750%, 3/5/22	1,750,000	1,833,317
3.100%, 7/17/22	750,000	800,642
2.750%, 3/1/23	1,000,000	1,048,572
3.600%, 3/1/24	1,000,000	1,101,247
3.500%, 7/17/25	750,000	816,993
2.850%, 2/24/26	300,000	314,774

		83,181,932

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.
1.125%, 12/15/17	1,000,000	1,005,723
1.700%, 12/15/19	1,000,000	1,017,728
CVS Health Corp.
1.900%, 7/20/18	1,000,000	1,014,168
2.250%, 12/5/18	694,000	710,457
2.250%, 8/12/19	1,500,000	1,541,420
2.800%, 7/20/20	2,000,000	2,087,733
2.125%, 6/1/21	1,000,000	1,012,772
3.500%, 7/20/22	1,650,000	1,774,493
2.750%, 12/1/22	2,000,000	2,062,599
4.000%, 12/5/23	1,100,000	1,216,962
3.875%, 7/20/25	2,400,000	2,640,767
2.875%, 6/1/26	1,500,000	1,532,028
Kroger Co.
6.400%, 8/15/17	100,000	105,973
2.000%, 1/15/19	125,000	126,822
6.150%, 1/15/20	1,602,000	1,841,052
3.300%, 1/15/21	100,000	106,690
2.600%, 2/1/21	250,000	259,040
2.950%, 11/1/21	960,000	1,005,273
3.400%, 4/15/22	350,000	374,270
3.850%, 8/1/23	1,250,000	1,374,536
4.000%, 2/1/24	190,000	209,924
Sysco Corp.
5.250%, 2/12/18	1,139,000	1,208,054
1.900%, 4/1/19	435,000	440,249
2.600%, 10/1/20	500,000	514,998
2.500%, 7/15/21	715,000	732,403
Walgreen Co.
5.250%, 1/15/19	$162,000	$175,307
3.100%, 9/15/22	1,281,000	1,315,952
Walgreens Boots Alliance, Inc.
1.750%, 11/17/17	1,000,000	1,006,554
1.750%, 5/30/18	535,000	539,196
2.700%, 11/18/19	1,000,000	1,032,681
2.600%, 6/1/21	795,000	809,978
3.300%, 11/18/21	940,000	982,108
3.100%, 6/1/23	430,000	438,026
3.800%, 11/18/24	2,000,000	2,110,971
3.450%, 6/1/26 (x)	375,000	383,566
Wal-Mart Stores, Inc.
5.800%, 2/15/18	596,000	644,313
1.125%, 4/11/18	1,625,000	1,632,302
4.125%, 2/1/19	1,750,000	1,891,977
3.625%, 7/8/20	187,000	204,751
3.250%, 10/25/20	2,037,000	2,202,423
2.550%, 4/11/23	1,650,000	1,716,562
3.300%, 4/22/24	2,000,000	2,191,855
Whole Foods Market, Inc.
5.200%, 12/3/25§	500,000	536,110

		45,730,766

Food Products (0.5%)
Archer-Daniels-Midland Co.
5.450%, 3/15/18	1,038,000	1,110,027
4.479%, 3/1/21	250,000	282,417
Bunge Ltd. Finance Corp.
8.500%, 6/15/19	565,000	659,464
3.500%, 11/24/20	625,000	655,994
Campbell Soup Co.
3.050%, 7/15/17	269,000	274,900
4.500%, 2/15/19	521,000	563,175
4.250%, 4/15/21	100,000	109,661
2.500%, 8/2/22	363,000	367,747
3.300%, 3/19/25	450,000	472,514
ConAgra Foods, Inc.
1.900%, 1/25/18	700,000	702,422
7.000%, 4/15/19	231,000	260,219
3.200%, 1/25/23	1,805,000	1,859,447
General Mills, Inc.
5.650%, 2/15/19	1,202,000	1,334,910
2.200%, 10/21/19	1,000,000	1,023,209
3.150%, 12/15/21	1,000,000	1,061,862
Hershey Co.
1.600%, 8/21/18	160,000	162,456
4.125%, 12/1/20	500,000	556,393
2.625%, 5/1/23	250,000	253,480
3.200%, 8/21/25	300,000	314,470
Hormel Foods Corp.
4.125%, 4/15/21	350,000	385,970
Ingredion, Inc.
1.800%, 9/25/17	250,000	251,604
4.625%, 11/1/20	269,000	294,530
J.M. Smucker Co.
3.500%, 10/15/21	750,000	806,628
Kellogg Co.
3.250%, 5/21/18	290,000	300,312
4.150%, 11/15/19	500,000	541,530

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 12/15/20	$542,000	$591,965
3.125%, 5/17/22	500,000	527,878
Kraft Heinz Foods Co.
2.000%, 7/2/18§	415,000	420,197
6.125%, 8/23/18	1,250,000	1,371,687
5.375%, 2/10/20	1,163,000	1,310,025
2.800%, 7/2/20§	900,000	933,969
3.500%, 6/6/22	1,700,000	1,805,633
3.500%, 7/15/22§	900,000	956,776
3.950%, 7/15/25§	1,100,000	1,196,493
3.000%, 6/1/26§	1,925,000	1,940,890
McCormick & Co., Inc.
3.900%, 7/15/21	250,000	274,511
3.500%, 9/1/23	357,000	384,141
3.250%, 11/15/25	235,000	251,683
Mead Johnson Nutrition Co.
4.900%, 11/1/19	804,000	888,061
3.000%, 11/15/20	310,000	324,337
4.125%, 11/15/25	610,000	666,291
Mondelez International, Inc.
6.125%, 2/1/18	1,866,000	2,001,234
4.000%, 2/1/24	2,150,000	2,352,560
Tyson Foods, Inc.
2.650%, 8/15/19	1,750,000	1,799,097
4.500%, 6/15/22	1,375,000	1,538,825
Unilever Capital Corp.
0.850%, 8/2/17	1,500,000	1,499,583
4.800%, 2/15/19	1,296,000	1,419,918
2.200%, 3/6/19	500,000	513,979
2.100%, 7/30/20	400,000	411,141
4.250%, 2/10/21	350,000	390,006
3.100%, 7/30/25	300,000	326,179

		40,702,400

Household Products (0.2%)
Church & Dwight Co., Inc.
2.450%, 12/15/19	500,000	509,788
Clorox Co.
3.800%, 11/15/21	500,000	541,954
3.050%, 9/15/22	610,000	636,818
3.500%, 12/15/24	500,000	537,451
Colgate-Palmolive Co.
1.500%, 11/1/18	500,000	507,449
2.300%, 5/3/22	1,000,000	1,037,429
2.100%, 5/1/23	1,000,000	1,020,875
3.250%, 3/15/24	500,000	555,348
Kimberly-Clark Corp.
6.125%, 8/1/17	1,858,000	1,963,496
7.500%, 11/1/18	800,000	917,534
1.400%, 2/15/19	180,000	181,853
1.900%, 5/22/19	500,000	513,700
2.150%, 8/15/20	300,000	309,311
3.875%, 3/1/21	100,000	110,475
2.650%, 3/1/25	200,000	208,396
3.050%, 8/15/25	300,000	320,869
2.750%, 2/15/26	250,000	259,736
Procter & Gamble Co.
1.600%, 11/15/18	900,000	918,749
4.700%, 2/15/19	2,465,000	2,700,390
3.100%, 8/15/23	2,625,000	2,845,264

		16,596,885

Personal Products (0.0%)
Estee Lauder Cos., Inc.
1.700%, 5/10/21	$300,000	$302,882

Tobacco (0.3%)
Altria Group, Inc.
9.700%, 11/10/18	913,000	1,085,992
9.250%, 8/6/19	1,437,000	1,769,085
2.625%, 1/14/20	1,500,000	1,556,882
4.750%, 5/5/21	950,000	1,079,320
2.850%, 8/9/22	1,700,000	1,771,468
2.950%, 5/2/23	156,000	163,236
Philip Morris International, Inc.
1.250%, 8/11/17	250,000	251,034
1.125%, 8/21/17	1,000,000	1,002,922
1.250%, 11/9/17	160,000	160,792
5.650%, 5/16/18	2,689,000	2,923,045
1.875%, 1/15/19 (x)	600,000	611,401
4.500%, 3/26/20	1,000,000	1,112,852
4.125%, 5/17/21	300,000	334,027
2.500%, 8/22/22	1,000,000	1,027,752
2.625%, 3/6/23	1,150,000	1,188,125
2.125%, 5/10/23	625,000	625,490
3.600%, 11/15/23	600,000	656,373
3.250%, 11/10/24	500,000	534,695
3.375%, 8/11/25	250,000	270,439
Reynolds American, Inc.
2.300%, 6/12/18	190,000	192,881
8.125%, 6/23/19	572,000	677,672
6.875%, 5/1/20	1,266,000	1,487,503
3.250%, 6/12/20	162,000	171,292
4.000%, 6/12/22	600,000	652,808
4.850%, 9/15/23	1,500,000	1,715,955
4.450%, 6/12/25	2,035,000	2,285,125

		25,308,166

Total Consumer Staples		211,823,031

Energy (3.2%)
Energy Equipment & Services (0.1%)
Baker Hughes, Inc.
3.200%, 8/15/21	286,000	299,872
FMC Technologies, Inc.
2.000%, 10/1/17	250,000	248,130
3.450%, 10/1/22	400,000	380,502
Halliburton Co.
2.000%, 8/1/18	250,000	251,568
6.150%, 9/15/19	1,723,000	1,959,049
3.250%, 11/15/21	350,000	363,514
3.500%, 8/1/23	800,000	823,743
3.800%, 11/15/25	1,562,000	1,632,350
Nabors Industries, Inc.
6.150%, 2/15/18	800,000	822,500
9.250%, 1/15/19	1,300,000	1,391,000
5.000%, 9/15/20 (x)	700,000	672,000
4.625%, 9/15/21	156,000	142,740
National Oilwell Varco, Inc.
1.350%, 12/1/17	500,000	497,182
2.600%, 12/1/22	687,000	638,249
Oceaneering International, Inc.
4.650%, 11/15/24 (x)	500,000	472,756

		10,595,155

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Oil, Gas & Consumable Fuels (3.1%)
Anadarko Petroleum Corp.
6.375%, 9/15/17	$190,000	$199,994
8.700%, 3/15/19	927,000	1,056,715
4.850%, 3/15/21 (x)	475,000	502,598
3.450%, 7/15/24 (x)	800,000	782,728
5.550%, 3/15/26 (x)	1,250,000	1,381,250
ANR Pipeline Co.
9.625%, 11/1/21	500,000	651,814
Apache Corp.
3.625%, 2/1/21	1,000,000	1,044,712
3.250%, 4/15/22	362,000	370,465
Boardwalk Pipelines LP
5.750%, 9/15/19	739,000	764,737
4.950%, 12/15/24	500,000	491,864
5.950%, 6/1/26	250,000	262,657
BP Capital Markets plc
1.375%, 11/6/17	750,000	751,948
1.674%, 2/13/18	500,000	503,533
1.375%, 5/10/18	1,519,000	1,521,851
2.241%, 9/26/18	1,500,000	1,529,817
4.750%, 3/10/19	1,121,000	1,217,719
1.676%, 5/3/19	385,000	387,483
2.237%, 5/10/19	100,000	102,203
2.521%, 1/15/20	880,000	906,493
2.315%, 2/13/20	1,000,000	1,023,068
4.500%, 10/1/20	1,637,000	1,814,960
4.742%, 3/11/21 (x)	1,000,000	1,125,343
3.561%, 11/1/21	1,500,000	1,607,905
3.245%, 5/6/22	1,375,000	1,442,694
2.500%, 11/6/22	1,500,000	1,507,128
2.750%, 5/10/23	1,000,000	1,008,505
3.994%, 9/26/23	500,000	543,076
3.814%, 2/10/24	1,150,000	1,233,763
3.535%, 11/4/24	1,150,000	1,208,967
3.119%, 5/4/26	500,000	506,350
Buckeye Partners LP
5.500%, 8/15/19	479,000	513,114
4.875%, 2/1/21	1,420,000	1,499,097
Canadian Natural Resources Ltd.
1.750%, 1/15/18	875,000	866,653
5.900%, 2/1/18	100,000	105,368
3.800%, 4/15/24	64,000	62,946
Chevron Corp.
1.344%, 11/9/17	750,000	753,651
1.104%, 12/5/17	1,500,000	1,502,203
1.365%, 3/2/18	1,500,000	1,507,327
1.718%, 6/24/18	2,000,000	2,021,498
1.790%, 11/16/18	750,000	760,371
4.950%, 3/3/19	1,346,000	1,476,481
1.561%, 5/16/19	1,500,000	1,516,917
2.193%, 11/15/19	715,000	734,113
1.961%, 3/3/20	1,500,000	1,526,560
2.427%, 6/24/20	2,250,000	2,332,640
2.419%, 11/17/20	750,000	775,013
2.100%, 5/16/21	1,500,000	1,527,416
2.411%, 3/3/22	500,000	508,704
2.355%, 12/5/22	1,800,000	1,826,773
2.566%, 5/16/23	1,250,000	1,276,635
3.191%, 6/24/23 (x)	1,425,000	1,504,410
3.326%, 11/17/25	1,000,000	1,061,881
2.954%, 5/16/26	1,500,000	1,549,625
Cimarex Energy Co.
4.375%, 6/1/24	$1,000,000	$1,047,952
CNOOC Finance 2013 Ltd.
1.750%, 5/9/18	254,000	254,000
3.000%, 5/9/23	2,450,000	2,438,313
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25	1,600,000	1,630,560
CNOOC Finance Australia Pty Ltd.
2.625%, 5/5/20	1,000,000	1,008,600
CNOOC Nexen Finance 2014 ULC
4.250%, 4/30/24	1,100,000	1,169,888
Columbia Pipeline Group, Inc.
2.450%, 6/1/18	175,000	175,453
3.300%, 6/1/20	250,000	255,950
4.500%, 6/1/25	400,000	428,497
ConocoPhillips Co.
1.050%, 12/15/17	1,750,000	1,740,601
5.750%, 2/1/19	2,166,000	2,370,064
6.000%, 1/15/20	1,000,000	1,136,864
2.200%, 5/15/20 (x)	430,000	434,728
4.200%, 3/15/21	750,000	810,174
2.400%, 12/15/22	1,806,000	1,779,729
3.350%, 11/15/24 (x)	250,000	256,313
3.350%, 5/15/25 (x)	715,000	733,200
4.950%, 3/15/26 (x)	750,000	848,536
Devon Energy Corp.
2.250%, 12/15/18	250,000	249,531
6.300%, 1/15/19	1,000,000	1,082,850
4.000%, 7/15/21	837,000	845,370
3.250%, 5/15/22 (x)	750,000	727,500
5.850%, 12/15/25	500,000	548,155
Ecopetrol S.A.
4.250%, 9/18/18	1,000,000	1,035,000
7.625%, 7/23/19	1,859,000	2,124,465
5.875%, 9/18/23	1,000,000	1,030,000
4.125%, 1/16/25	1,000,000	897,500
Enable Midstream Partners LP
2.400%, 5/15/19	750,000	705,000
3.900%, 5/15/24	750,000	668,693
Enbridge Energy Partners LP
9.875%, 3/1/19	500,000	571,121
5.200%, 3/15/20	1,081,000	1,125,212
4.200%, 9/15/21	500,000	512,038
Enbridge, Inc.
3.500%, 6/10/24	1,000,000	950,029
Encana Corp.
6.500%, 5/15/19	500,000	530,938
3.900%, 11/15/21 (x)	500,000	486,250
Energy Transfer Partners LP
2.500%, 6/15/18	675,000	671,094
6.700%, 7/1/18	844,000	889,798
9.700%, 3/15/19	346,000	390,786
9.000%, 4/15/19	1,000,000	1,119,583
4.150%, 10/1/20	800,000	811,912
4.650%, 6/1/21 (x)	1,500,000	1,548,336
5.200%, 2/1/22	1,000,000	1,049,709
3.600%, 2/1/23	1,150,000	1,102,872
4.050%, 3/15/25	2,000,000	1,967,596
4.750%, 1/15/26	1,250,000	1,284,653

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Enterprise Products Operating LLC
6.300%, 9/15/17	$100,000	$105,685
6.650%, 4/15/18	2,000,000	2,181,454
2.550%, 10/15/19	750,000	770,760
5.250%, 1/31/20	200,000	222,243
5.200%, 9/1/20	1,500,000	1,680,707
2.850%, 4/15/21	1,055,000	1,087,225
4.050%, 2/15/22	500,000	533,963
3.350%, 3/15/23	1,356,000	1,393,239
3.750%, 2/15/25	1,415,000	1,477,358
EOG Resources, Inc.
5.625%, 6/1/19	1,094,000	1,208,919
4.100%, 2/1/21	1,625,000	1,755,877
3.150%, 4/1/25 (x)	2,000,000	2,034,424
4.150%, 1/15/26	500,000	548,234
EQT Corp.
6.500%, 4/1/18	500,000	520,817
8.125%, 6/1/19	1,027,000	1,142,629
4.875%, 11/15/21	156,000	166,129
EQT Midstream Partners LP
4.000%, 8/1/24	415,000	402,031
Exxon Mobil Corp.
1.439%, 3/1/18	565,000	569,928
1.305%, 3/6/18	250,000	251,788
1.708%, 3/1/19	1,000,000	1,015,373
1.819%, 3/15/19	1,500,000	1,527,420
1.912%, 3/6/20	1,000,000	1,023,161
2.222%, 3/1/21	1,480,000	1,526,365
2.397%, 3/6/22	250,000	255,510
2.726%, 3/1/23	1,680,000	1,755,330
3.176%, 3/15/24	2,000,000	2,156,500
2.709%, 3/6/25	1,000,000	1,042,342
3.043%, 3/1/26	2,025,000	2,140,484
Gulf South Pipeline Co. LP
4.000%, 6/15/22	750,000	715,175
Helmerich & Payne International Drilling Co.
4.650%, 3/15/25	300,000	321,695
Hess Corp.
8.125%, 2/15/19	1,140,000	1,272,525
Husky Energy, Inc.
7.250%, 12/15/19	295,000	333,469
3.950%, 4/15/22	2,000,000	2,058,018
4.000%, 4/15/24	125,000	127,033
Kinder Morgan Energy Partners LP
2.650%, 2/1/19	500,000	499,066
9.000%, 2/1/19	793,000	898,782
6.850%, 2/15/20	1,061,000	1,167,962
6.500%, 4/1/20	375,000	411,231
5.300%, 9/15/20	202,000	214,256
3.500%, 3/1/21	2,040,000	2,050,946
5.800%, 3/1/21	1,000,000	1,074,454
4.150%, 3/1/22	500,000	507,409
3.950%, 9/1/22	3,750,000	3,805,859
3.450%, 2/15/23	500,000	489,864
3.500%, 9/1/23	100,000	97,895
4.250%, 9/1/24	750,000	761,954
Kinder Morgan, Inc.
2.000%, 12/1/17	1,110,000	1,104,226
Magellan Midstream Partners LP
6.550%, 7/15/19	287,000	323,129
4.250%, 2/1/21	624,000	673,508
3.200%, 3/15/25	$750,000	$741,727
5.000%, 3/1/26	250,000	286,035
Marathon Oil Corp.
6.000%, 10/1/17	500,000	514,687
5.900%, 3/15/18	283,000	293,789
2.700%, 6/1/20	750,000	708,281
2.800%, 11/1/22	875,000	791,088
3.850%, 6/1/25 (x)	750,000	684,844
Marathon Petroleum Corp.
2.700%, 12/14/18	1,000,000	1,021,161
3.400%, 12/15/20	1,000,000	1,031,588
5.125%, 3/1/21	391,000	428,170
MPLX LP
4.875%, 12/1/24§	1,000,000	974,733
4.000%, 2/15/25	300,000	280,407
4.875%, 6/1/25§	1,500,000	1,465,534
Nexen Energy ULC
6.200%, 7/30/19	500,000	558,577
Noble Energy, Inc.
8.250%, 3/1/19	998,000	1,142,272
4.150%, 12/15/21	156,000	164,260
3.900%, 11/15/24 (x)	1,500,000	1,525,317
Occidental Petroleum Corp.
1.500%, 2/15/18	500,000	501,143
4.100%, 2/1/21	1,000,000	1,092,595
3.125%, 2/15/22	1,500,000	1,574,455
2.600%, 4/15/22	900,000	918,629
2.700%, 2/15/23	1,156,000	1,167,694
3.400%, 4/15/26	355,000	372,638
ONEOK Partners LP
3.200%, 9/15/18	1,500,000	1,516,729
8.625%, 3/1/19	1,602,000	1,804,572
3.375%, 10/1/22	150,000	146,748
5.000%, 9/15/23	1,000,000	1,060,336
Petroleos Mexicanos
5.750%, 3/1/18	1,286,000	1,343,754
3.500%, 7/18/18	1,000,000	1,007,750
3.125%, 1/23/19	1,500,000	1,505,250
5.500%, 2/4/19§	605,000	636,762
8.000%, 5/3/19	1,900,000	2,116,714
6.000%, 3/5/20	2,323,000	2,499,548
3.500%, 7/23/20	2,000,000	1,993,220
6.375%, 2/4/21§	1,000,000	1,087,300
4.875%, 1/24/22	1,500,000	1,533,585
3.500%, 1/30/23	2,381,000	2,235,997
4.875%, 1/18/24 (x)	2,000,000	2,017,100
2.378%, 4/15/25	972,000	1,000,577
2.460%, 12/15/25	950,000	977,338
6.875%, 8/4/26§	1,000,000	1,112,300
Phillips 66
4.300%, 4/1/22	2,250,000	2,457,145
Phillips 66 Partners LP
3.605%, 2/15/25	1,000,000	961,555
Pioneer Natural Resources Co.
7.500%, 1/15/20	250,000	290,347
3.450%, 1/15/21	500,000	515,962
4.450%, 1/15/26	1,250,000	1,359,421
Plains All American Pipeline LP/Plains All American Finance Corp.
6.500%, 5/1/18	477,000	505,682
8.750%, 5/1/19	404,000	460,179

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
2.600%, 12/15/19	$1,575,000	$1,538,758
5.000%, 2/1/21 (x)	1,000,000	1,052,716
3.850%, 10/15/23	250,000	241,964
3.600%, 11/1/24	1,250,000	1,172,458
Spectra Energy Capital LLC
6.200%, 4/15/18	984,000	1,042,763
8.000%, 10/1/19	345,000	396,370
3.300%, 3/15/23	500,000	477,907
Spectra Energy Partners LP
2.950%, 9/25/18	1,400,000	1,421,977
3.500%, 3/15/25	1,000,000	1,020,052
Statoil ASA
3.125%, 8/17/17	1,062,000	1,087,681
1.250%, 11/9/17	1,000,000	1,003,081
1.150%, 5/15/18	1,000,000	998,618
5.250%, 4/15/19	1,006,000	1,105,838
2.250%, 11/8/19	1,000,000	1,025,145
2.900%, 11/8/20	1,170,000	1,220,280
2.750%, 11/10/21	1,000,000	1,037,542
3.150%, 1/23/22	1,000,000	1,052,919
2.450%, 1/17/23	500,000	506,311
2.650%, 1/15/24	500,000	508,533
3.700%, 3/1/24	1,000,000	1,084,705
3.250%, 11/10/24	600,000	631,233
Suncor Energy, Inc.
6.100%, 6/1/18	1,925,000	2,069,635
Sunoco Logistics Partners Operations LP
4.400%, 4/1/21	250,000	264,148
3.450%, 1/15/23	750,000	741,471
4.250%, 4/1/24	1,000,000	1,000,936
5.950%, 12/1/25	250,000	280,791
TC PipeLines LP
4.375%, 3/13/25	1,000,000	988,913
Total Capital Canada Ltd.
1.450%, 1/15/18	1,150,000	1,155,740
2.750%, 7/15/23	1,000,000	1,027,700
Total Capital International S.A.
2.125%, 1/10/19	1,000,000	1,021,114
2.100%, 6/19/19	1,000,000	1,020,270
2.875%, 2/17/22	250,000	260,635
2.700%, 1/25/23	1,187,000	1,225,560
3.750%, 4/10/24	2,000,000	2,198,514
Total Capital S.A.
2.125%, 8/10/18	1,000,000	1,018,028
4.450%, 6/24/20	825,000	914,744
4.125%, 1/28/21	1,100,000	1,213,059
4.250%, 12/15/21	500,000	557,134
TransCanada PipeLines Ltd.
1.625%, 11/9/17	750,000	753,350
1.875%, 1/12/18	1,000,000	1,006,249
3.125%, 1/15/19	100,000	103,058
7.125%, 1/15/19	1,293,000	1,458,934
3.800%, 10/1/20	1,298,000	1,375,941
2.500%, 8/1/22	850,000	844,033
4.875%, 1/15/26	550,000	628,504
Transcontinental Gas Pipe Line Co. LLC
6.050%, 6/15/18	100,000	104,769
Valero Energy Corp.
9.375%, 3/15/19	554,000	661,125
6.125%, 2/1/20	1,154,000	1,291,666
3.650%, 3/15/25	$600,000	$598,343
Western Gas Partners LP
4.000%, 7/1/22	500,000	493,750
3.950%, 6/1/25	1,400,000	1,324,750
4.650%, 7/1/26	250,000	249,315
Williams Partners LP
5.250%, 3/15/20	1,000,000	1,026,661
4.125%, 11/15/20	250,000	245,602
4.000%, 11/15/21	750,000	734,211
3.600%, 3/15/22	1,500,000	1,410,278
3.350%, 8/15/22	1,200,000	1,100,609
4.500%, 11/15/23	1,000,000	955,711
4.300%, 3/4/24	3,000,000	2,858,101
4.000%, 9/15/25	2,500,000	2,276,458
XTO Energy, Inc.
6.250%, 8/1/17	1,150,000	1,217,886

		257,201,542

Total Energy		267,796,697

Financials (14.3%)
Banks (7.3%)
Agricultural Bank Of China Ltd./New York
2.000%, 5/21/18	397,000	399,049
2.750%, 5/21/20	500,000	511,025
American Express Bank FSB
6.000%, 9/13/17	500,000	528,305
Associated Banc-Corp.
2.750%, 11/15/19	550,000	559,152
Australia & New Zealand Banking Group Ltd./New York
1.875%, 10/6/17	500,000	504,428
1.500%, 1/16/18	1,100,000	1,104,328
1.450%, 5/15/18	750,000	751,766
2.000%, 11/16/18	250,000	253,388
2.700%, 11/16/20	500,000	519,649
2.300%, 6/1/21	1,000,000	1,015,761
3.700%, 11/16/25	1,000,000	1,105,619
Banco Bilbao Vizcaya Argentaria S.A.
3.000%, 10/20/20	1,000,000	1,017,542
Bancolombia S.A.
5.950%, 6/3/21	500,000	542,250
Bank of America Corp.
1.700%, 8/25/17	2,280,000	2,287,965
6.400%, 8/28/17	2,147,000	2,264,027
6.000%, 9/1/17	3,060,000	3,221,191
5.750%, 12/1/17	1,500,000	1,589,488
2.000%, 1/11/18	1,350,000	1,359,930
6.875%, 4/25/18	4,624,000	5,048,327
5.650%, 5/1/18	4,289,000	4,588,219
6.875%, 11/15/18	130,000	145,106
2.600%, 1/15/19	1,742,000	1,781,454
2.650%, 4/1/19	1,133,000	1,161,381
7.625%, 6/1/19	3,439,000	3,980,949
2.250%, 4/21/20	2,050,000	2,060,514
5.625%, 7/1/20	4,810,000	5,425,814
2.625%, 4/19/21	1,475,000	1,495,059
5.000%, 5/13/21	1,500,000	1,682,482
5.700%, 1/24/22	2,500,000	2,894,499
3.300%, 1/11/23	4,300,000	4,428,860
4.100%, 7/24/23	2,000,000	2,136,405

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
4.125%, 1/22/24	$1,200,000	$1,291,275
4.000%, 4/1/24	5,000,000	5,330,776
4.200%, 8/26/24	625,000	646,799
4.000%, 1/22/25	1,000,000	1,020,663
3.950%, 4/21/25	2,450,000	2,490,284
3.875%, 8/1/25	2,000,000	2,125,029
4.450%, 3/3/26	655,000	682,597
3.500%, 4/19/26	1,400,000	1,451,049
Bank of Montreal
1.300%, 7/14/17	1,250,000	1,254,384
1.400%, 9/11/17	1,700,000	1,709,753
1.450%, 4/9/18	1,000,000	1,006,054
2.550%, 11/6/22	1,300,000	1,330,371
Bank of Nova Scotia
1.300%, 7/21/17	1,000,000	1,001,868
1.450%, 4/25/18	1,150,000	1,154,401
1.700%, 6/11/18	1,500,000	1,511,608
1.950%, 1/15/19	750,000	761,126
2.050%, 6/5/19	1,000,000	1,018,441
1.650%, 6/14/19	2,000,000	2,013,469
2.350%, 10/21/20	1,250,000	1,277,659
4.375%, 1/13/21	1,150,000	1,273,532
2.450%, 3/22/21	750,000	767,398
2.800%, 7/21/21	1,000,000	1,039,083
Barclays Bank plc
5.140%, 10/14/20	2,269,000	2,412,443
Barclays plc
2.000%, 3/16/18	1,000,000	994,468
2.750%, 11/8/19	2,250,000	2,234,145
2.875%, 6/8/20	2,500,000	2,464,264
3.250%, 1/12/21	500,000	497,164
3.650%, 3/16/25	1,750,000	1,691,011
4.375%, 1/12/26	1,500,000	1,512,438
5.200%, 5/12/26	2,000,000	2,041,117
BB&T Corp.
1.600%, 8/15/17	1,200,000	1,207,392
2.050%, 6/19/18	850,000	864,145
2.250%, 2/1/19	600,000	615,823
6.850%, 4/30/19	100,000	115,577
5.250%, 11/1/19	460,000	510,392
2.625%, 6/29/20	1,000,000	1,037,282
2.050%, 5/10/21	700,000	708,259
3.950%, 3/22/22	250,000	270,873
BNP Paribas S.A.
2.375%, 9/14/17	1,000,000	1,014,164
2.700%, 8/20/18	2,000,000	2,050,830
2.400%, 12/12/18	100,000	101,930
2.450%, 3/17/19 (x)	1,700,000	1,733,629
5.000%, 1/15/21	2,000,000	2,245,838
3.250%, 3/3/23	650,000	679,796
4.250%, 10/15/24 (x)	1,000,000	1,022,497
Branch Banking & Trust Co.
2.300%, 10/15/18	1,000,000	1,024,696
1.450%, 5/10/19	775,000	777,811
3.625%, 9/16/25	750,000	806,266
3.800%, 10/30/26	300,000	333,123
Canadian Imperial Bank of Commerce
1.550%, 1/23/18	100,000	100,596
Capital One Bank USA N.A.
2.150%, 11/21/18	250,000	252,514
2.250%, 2/13/19	2,000,000	2,024,333
8.800%, 7/15/19	$1,787,000	$2,103,722
3.375%, 2/15/23	1,000,000	1,025,783
Capital One N.A./Virginia
1.500%, 9/5/17	3,000,000	2,999,902
1.500%, 3/22/18	1,000,000	996,433
2.350%, 8/17/18	500,000	507,066
2.950%, 7/23/21	1,000,000	1,027,330
Citigroup, Inc.
1.550%, 8/14/17	5,000,000	5,012,986
1.850%, 11/24/17	800,000	804,768
1.800%, 2/5/18	1,500,000	1,505,116
1.700%, 4/27/18	1,000,000	1,002,446
1.750%, 5/1/18	1,156,000	1,159,844
2.150%, 7/30/18	2,720,000	2,748,677
2.500%, 9/26/18	3,000,000	3,054,728
2.050%, 12/7/18	3,000,000	3,024,958
2.050%, 6/7/19	1,250,000	1,258,905
2.400%, 2/18/20	2,000,000	2,013,345
2.650%, 10/26/20	4,250,000	4,325,382
2.700%, 3/30/21	1,150,000	1,170,473
4.500%, 1/14/22	200,000	219,487
4.050%, 7/30/22	150,000	158,619
3.375%, 3/1/23 (x)	1,150,000	1,191,672
3.500%, 5/15/23	1,000,000	1,021,047
3.875%, 10/25/23	1,550,000	1,657,618
3.750%, 6/16/24	500,000	531,920
4.000%, 8/5/24	2,500,000	2,597,014
3.875%, 3/26/25	500,000	503,525
3.300%, 4/27/25	3,000,000	3,075,386
4.400%, 6/10/25	650,000	677,299
3.700%, 1/12/26	3,000,000	3,150,145
4.600%, 3/9/26	595,000	631,697
3.400%, 5/1/26	2,500,000	2,559,148
Citizens Bank N.A./Rhode Island
2.450%, 12/4/19	750,000	759,941
2.550%, 5/13/21	610,000	618,254
Citizens Financial Group, Inc.
4.350%, 8/1/25	750,000	797,358
4.300%, 12/3/25	750,000	791,562
Comerica Bank
2.500%, 6/2/20	1,250,000	1,282,343
4.000%, 7/27/25	250,000	261,606
Comerica, Inc.
2.125%, 5/23/19	400,000	405,567
Commonwealth Bank of Australia/New York
1.900%, 9/18/17	1,250,000	1,261,947
1.625%, 3/12/18	1,000,000	1,006,584
2.500%, 9/20/18	1,000,000	1,024,930
1.750%, 11/2/18	585,000	589,722
2.250%, 3/13/19	1,000,000	1,018,731
2.050%, 3/15/19	1,000,000	1,013,484
2.300%, 9/6/19	1,000,000	1,019,994
2.300%, 3/12/20	1,000,000	1,018,453
2.400%, 11/2/20	1,000,000	1,023,010
2.550%, 3/15/21	900,000	927,803
Compass Bank
1.850%, 9/29/17	500,000	498,183
6.400%, 10/1/17	300,000	314,075
3.875%, 4/10/25	1,000,000	958,676
Cooperatieve Rabobank UA
4.500%, 1/11/21	1,500,000	1,663,529

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
3.875%, 2/8/22	$2,812,000	$3,047,344
3.950%, 11/9/22	1,000,000	1,030,897
4.625%, 12/1/23	1,000,000	1,065,898
4.375%, 8/4/25	500,000	522,442
Cooperatieve Rabobank UA/New York
1.700%, 3/19/18	1,000,000	1,007,930
2.250%, 1/14/19	2,500,000	2,548,158
2.250%, 1/14/20	1,000,000	1,016,606
2.500%, 1/19/21	1,100,000	1,127,420
3.375%, 5/21/25 (x)	1,000,000	1,037,990
Corpbanca S.A.
3.125%, 1/15/18	500,000	506,500
Credit Suisse Group Funding Guernsey Ltd.
2.750%, 3/26/20	500,000	493,100
3.125%, 12/10/20§	1,250,000	1,243,908
3.450%, 4/16/21§	2,000,000	2,007,521
3.800%, 9/15/22	2,500,000	2,484,451
3.800%, 6/9/23 (b)§	1,000,000	997,371
3.750%, 3/26/25	750,000	724,482
4.550%, 4/17/26§	2,000,000	2,077,662
Discover Bank/Delaware
2.600%, 11/13/18	1,000,000	1,014,303
7.000%, 4/15/20	1,200,000	1,365,750
3.100%, 6/4/20	500,000	510,856
3.200%, 8/9/21 (x)	350,000	357,976
4.200%, 8/8/23	550,000	586,253
Fifth Third Bancorp
4.500%, 6/1/18	1,000,000	1,054,254
2.300%, 3/1/19	1,000,000	1,024,942
2.875%, 7/27/20	1,000,000	1,040,879
4.300%, 1/16/24	700,000	747,733
Fifth Third Bank/Ohio
1.450%, 2/28/18	300,000	300,418
2.150%, 8/20/18	1,000,000	1,014,625
2.300%, 3/15/19	355,000	361,637
2.375%, 4/25/19	1,000,000	1,020,776
2.250%, 6/14/21	750,000	757,435
3.850%, 3/15/26	600,000	634,327
First Republic Bank/California
2.375%, 6/17/19	500,000	505,446
Glitnir HF
0.000%, 10/15/08 (h)§	4,650,000	93,000
HSBC Bank USA N.A.
4.875%, 8/24/20	1,000,000	1,080,228
HSBC Bank USA N.A./New York
6.000%, 8/9/17	750,000	784,160
HSBC Holdings plc
3.400%, 3/8/21	2,250,000	2,318,199
5.100%, 4/5/21	2,700,000	2,975,892
2.950%, 5/25/21	1,750,000	1,794,254
4.875%, 1/14/22	750,000	823,870
4.000%, 3/30/22	1,650,000	1,736,031
3.600%, 5/25/23	1,500,000	1,533,073
4.250%, 3/14/24	1,700,000	1,719,446
4.250%, 8/18/25	1,600,000	1,608,429
4.300%, 3/8/26	2,500,000	2,638,914
3.900%, 5/25/26	1,140,000	1,174,097
Huntington Bancshares, Inc./Ohio
2.600%, 8/2/18 (x)	750,000	765,707
7.000%, 12/15/20	80,000	93,594
Huntington National Bank
2.200%, 11/6/18	$1,000,000	$1,010,793
2.200%, 4/1/19	500,000	504,008
Industrial & Commercial Bank of China Ltd./New York
2.351%, 11/13/17	355,000	358,080
2.157%, 11/13/18	750,000	755,293
3.231%, 11/13/19	700,000	726,674
2.905%, 11/13/20	750,000	767,944
2.635%, 5/26/21	350,000	352,744
Intesa Sanpaolo S.p.A.
3.875%, 1/16/18	1,005,000	1,029,807
3.875%, 1/15/19	1,000,000	1,031,224
5.250%, 1/12/24	1,500,000	1,601,597
JPMorgan Chase & Co.
2.000%, 8/15/17	1,750,000	1,766,180
6.000%, 1/15/18	4,043,000	4,326,514
1.800%, 1/25/18	1,000,000	1,008,004
1.625%, 5/15/18	2,156,000	2,166,801
2.350%, 1/28/19 (x)	3,000,000	3,068,800
1.850%, 3/22/19	2,500,000	2,521,828
6.300%, 4/23/19	7,707,000	8,670,671
4.950%, 3/25/20	500,000	549,824
2.750%, 6/23/20	1,250,000	1,286,826
4.400%, 7/22/20	3,230,000	3,524,053
4.250%, 10/15/20	874,000	951,642
2.550%, 10/29/20	3,385,000	3,451,041
2.550%, 3/1/21	1,000,000	1,019,756
4.625%, 5/10/21	2,000,000	2,229,275
2.400%, 6/7/21	1,250,000	1,265,356
4.350%, 8/15/21	300,000	331,116
4.500%, 1/24/22	2,000,000	2,200,398
3.250%, 9/23/22	2,849,000	2,971,736
3.200%, 1/25/23	4,369,000	4,534,854
3.375%, 5/1/23	2,075,000	2,106,351
2.700%, 5/18/23	2,000,000	2,013,208
3.875%, 2/1/24	3,000,000	3,237,108
3.625%, 5/13/24	3,000,000	3,186,245
3.900%, 7/15/25	3,000,000	3,236,363
3.300%, 4/1/26	2,000,000	2,059,942
3.200%, 6/15/26 (x)	1,750,000	1,799,656
KeyBank N.A./Ohio
1.650%, 2/1/18	2,000,000	2,009,070
1.700%, 6/1/18	250,000	251,308
2.350%, 3/8/19	445,000	454,349
2.250%, 3/16/20	750,000	760,349
3.300%, 6/1/25	250,000	263,851
3.400%, 5/20/26	1,000,000	1,016,485
KeyCorp
2.900%, 9/15/20	1,175,000	1,213,634
5.100%, 3/24/21	1,375,000	1,547,260
KfW
0.875%, 9/5/17	2,000,000	2,003,350
0.875%, 12/15/17	3,000,000	2,997,712
1.000%, 1/26/18	3,000,000	3,007,429
4.375%, 3/15/18	3,000,000	3,181,543
0.875%, 4/19/18	5,000,000	5,001,424
1.000%, 6/11/18	2,000,000	2,005,198
4.500%, 7/16/18	2,385,000	2,558,914
1.125%, 11/16/18	2,000,000	2,008,797

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
1.875%, 4/1/19	$3,150,000	$3,226,169
4.875%, 6/17/19	1,900,000	2,116,074
1.750%, 10/15/19	2,500,000	2,557,353
4.000%, 1/27/20	8,539,000	9,407,256
1.500%, 4/20/20	4,000,000	4,042,919
1.875%, 6/30/20	3,000,000	3,079,292
2.750%, 9/8/20	2,436,000	2,594,669
2.750%, 10/1/20	3,150,000	3,341,609
1.875%, 11/30/20	1,500,000	1,537,962
1.625%, 3/15/21	4,000,000	4,054,444
1.500%, 6/15/21	4,000,000	4,025,146
2.375%, 8/25/21	1,500,000	1,573,567
2.625%, 1/25/22	3,000,000	3,190,464
2.000%, 10/4/22	2,312,000	2,378,173
2.125%, 1/17/23	3,350,000	3,462,513
2.500%, 11/20/24	5,000,000	5,319,068
2.000%, 5/2/25	2,000,000	2,054,510
Landwirtschaftliche Rentenbank
0.875%, 9/12/17	1,000,000	1,002,048
2.375%, 9/13/17	1,000,000	1,019,864
1.000%, 4/4/18	3,250,000	3,261,516
1.750%, 4/15/19	2,000,000	2,040,030
1.375%, 10/23/19	829,000	836,449
2.000%, 1/13/25	3,000,000	3,072,497
Lloyds Bank plc
1.750%, 3/16/18	1,000,000	997,984
1.750%, 5/14/18	500,000	498,512
2.000%, 8/17/18	1,000,000	1,000,343
2.300%, 11/27/18	1,200,000	1,206,466
2.050%, 1/22/19	965,000	959,116
2.350%, 9/5/19	1,000,000	1,004,561
2.400%, 3/17/20	750,000	756,538
2.700%, 8/17/20	1,000,000	1,018,925
6.375%, 1/21/21	1,000,000	1,168,837
3.500%, 5/14/25	750,000	771,772
Lloyds Banking Group plc
3.100%, 7/6/21	375,000	375,649
4.650%, 3/24/26	1,750,000	1,773,116
Manufacturers & Traders Trust Co.
6.625%, 12/4/17	500,000	534,563
1.450%, 3/7/18	1,000,000	1,003,659
2.300%, 1/30/19	800,000	818,395
2.250%, 7/25/19	1,100,000	1,122,910
2.900%, 2/6/25	1,000,000	1,034,740
Mitsubishi UFJ Financial Group, Inc.
2.950%, 3/1/21	1,805,000	1,876,858
3.850%, 3/1/26 (x)	2,170,000	2,367,606
MUFG Americas Holdings Corp.
1.625%, 2/9/18	250,000	250,808
2.250%, 2/10/20	250,000	252,247
3.500%, 6/18/22	1,800,000	1,909,982
3.000%, 2/10/25	100,000	101,743
MUFG Union Bank N.A.
2.625%, 9/26/18	1,000,000	1,022,958
National Australia Bank Ltd./New York
2.300%, 7/25/18	1,250,000	1,274,534
2.625%, 1/14/21 (x)	750,000	774,941
3.000%, 1/20/23	1,350,000	1,407,068
3.375%, 1/14/26 (x)	750,000	805,952
National Bank of Canada
2.100%, 12/14/18	1,500,000	1,517,590
Oesterreichische Kontrollbank AG
1.125%, 5/29/18	$2,000,000	$2,008,481
1.625%, 3/12/19	1,000,000	1,015,296
1.125%, 4/26/19	3,000,000	3,007,011
2.375%, 10/1/21	1,500,000	1,569,629
People’s United Financial, Inc.
3.650%, 12/6/22	300,000	307,769
PNC Bank N.A.
4.875%, 9/21/17	1,000,000	1,040,020
1.500%, 10/18/17	2,000,000	2,013,473
1.500%, 2/23/18	250,000	251,767
1.600%, 6/1/18	500,000	504,159
1.850%, 7/20/18	536,000	541,400
1.800%, 11/5/18	250,000	253,191
2.200%, 1/28/19	1,500,000	1,533,900
1.950%, 3/4/19	1,500,000	1,524,586
2.300%, 6/1/20	500,000	512,960
2.600%, 7/21/20	750,000	778,273
2.450%, 11/5/20	250,000	258,271
2.150%, 4/29/21 (x)	1,250,000	1,275,363
2.950%, 1/30/23	250,000	258,007
3.800%, 7/25/23	1,000,000	1,074,732
3.300%, 10/30/24	1,000,000	1,076,233
2.950%, 2/23/25	250,000	262,029
3.250%, 6/1/25	500,000	530,610
PNC Financial Services Group, Inc.
2.854%, 11/9/22 (e)	2,000,000	2,065,704
3.900%, 4/29/24	500,000	539,516
PNC Funding Corp.
6.700%, 6/10/19	500,000	573,366
5.125%, 2/8/20	981,000	1,097,838
4.375%, 8/11/20	1,839,000	2,025,832
Regions Bank/Alabama
2.250%, 9/14/18	750,000	753,990
Regions Financial Corp.
2.000%, 5/15/18	650,000	652,033
3.200%, 2/8/21	675,000	694,307
Royal Bank of Canada
1.400%, 10/13/17	1,000,000	1,003,341
1.500%, 1/16/18	1,000,000	1,004,845
1.500%, 6/7/18	200,000	200,991
2.200%, 7/27/18	2,000,000	2,038,548
2.000%, 12/10/18	1,750,000	1,778,412
2.150%, 3/15/19	750,000	765,080
1.625%, 4/15/19	1,000,000	1,006,566
2.150%, 3/6/20	750,000	765,872
2.350%, 10/30/20	1,250,000	1,284,900
2.500%, 1/19/21	1,000,000	1,034,019
4.650%, 1/27/26	2,000,000	2,153,798
Royal Bank of Scotland Group plc
4.800%, 4/5/26	2,750,000	2,792,350
Santander Holdings USA, Inc.
2.700%, 5/24/19	750,000	753,182
4.500%, 7/17/25	1,500,000	1,549,206
Santander Issuances S.A.U.
5.179%, 11/19/25	1,000,000	994,732
Santander UK Group Holdings plc
2.875%, 10/16/20	750,000	747,603
3.125%, 1/8/21	1,000,000	999,286
Santander UK plc
3.050%, 8/23/18	1,000,000	1,023,741

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
2.000%, 8/24/18	$833,000	$834,258
2.350%, 9/10/19	670,000	673,859
2.375%, 3/16/20	1,000,000	1,004,096
4.000%, 3/13/24	1,000,000	1,076,001
Skandinaviska Enskilda Banken AB
2.625%, 3/15/21	1,000,000	1,031,969
Societe Generale S.A.
2.750%, 10/12/17	750,000	763,408
2.625%, 10/1/18	1,000,000	1,025,492
Sumitomo Mitsui Banking Corp.
1.800%, 7/18/17	1,000,000	1,004,583
1.500%, 1/18/18	500,000	500,291
2.500%, 7/19/18	250,000	254,707
1.950%, 7/23/18	500,000	503,928
2.450%, 1/10/19	800,000	816,511
2.050%, 1/18/19	750,000	759,450
2.250%, 7/11/19	750,000	763,130
2.450%, 1/16/20	500,000	509,314
2.650%, 7/23/20	750,000	773,388
2.450%, 10/20/20	800,000	820,693
3.200%, 7/18/22	750,000	791,165
3.000%, 1/18/23	1,000,000	1,036,437
3.950%, 1/10/24	2,250,000	2,465,884
3.400%, 7/11/24	1,000,000	1,060,262
3.650%, 7/23/25	750,000	812,557
Sumitomo Mitsui Financial Group, Inc.
2.934%, 3/9/21 (x)	1,250,000	1,301,501
3.784%, 3/9/26 (x)	1,250,000	1,369,956
SunTrust Banks, Inc.
2.900%, 3/3/21	500,000	516,766
SunTrust Banks, Inc./Georgia
6.000%, 9/11/17	500,000	526,966
7.250%, 3/15/18	946,000	1,033,014
2.350%, 11/1/18	350,000	355,861
2.500%, 5/1/19	500,000	512,243
3.300%, 5/15/26	1,000,000	1,018,438
SVB Financial Group
5.375%, 9/15/20	160,000	178,024
Svenska Handelsbanken AB
1.625%, 3/21/18	1,000,000	1,006,859
2.500%, 1/25/19	3,000,000	3,082,569
2.450%, 3/30/21	1,145,000	1,175,629
Toronto-Dominion Bank
1.625%, 3/13/18	350,000	353,153
1.400%, 4/30/18	1,000,000	1,005,503
1.750%, 7/23/18	1,000,000	1,012,369
2.625%, 9/10/18	1,000,000	1,031,066
1.950%, 1/22/19	1,500,000	1,524,628
2.125%, 7/2/19	1,000,000	1,020,815
2.250%, 11/5/19	1,000,000	1,024,822
2.500%, 12/14/20	1,000,000	1,033,994
2.125%, 4/7/21	1,500,000	1,524,164
U.S. Bancorp
2.350%, 1/29/21	1,000,000	1,032,527
4.125%, 5/24/21	1,000,000	1,120,744
3.000%, 3/15/22	750,000	798,896
2.950%, 7/15/22	1,600,000	1,672,887
3.700%, 1/30/24	500,000	547,798
3.600%, 9/11/24	1,000,000	1,057,827
3.100%, 4/27/26	415,000	432,171
U.S. Bank N.A./Ohio
1.375%, 9/11/17	$1,000,000	$1,005,106
1.350%, 1/26/18	1,000,000	1,007,070
1.450%, 1/29/18	1,000,000	1,006,281
1.400%, 4/26/19	775,000	779,688
2.125%, 10/28/19	1,000,000	1,026,241
2.800%, 1/27/25	1,000,000	1,044,446
Wachovia Corp.
5.750%, 2/1/18	4,146,000	4,434,538
Wells Fargo & Co.
1.400%, 9/8/17	1,500,000	1,505,244
5.625%, 12/11/17	3,647,000	3,876,570
1.500%, 1/16/18	1,006,000	1,011,694
2.150%, 1/15/19	1,166,000	1,189,366
2.125%, 4/22/19	3,750,000	3,832,686
2.150%, 1/30/20	1,250,000	1,272,054
2.550%, 12/7/20	1,715,000	1,760,610
3.000%, 1/22/21	1,500,000	1,569,073
2.500%, 3/4/21	2,000,000	2,048,597
4.600%, 4/1/21	2,000,000	2,235,646
3.500%, 3/8/22	1,844,000	1,978,555
3.450%, 2/13/23	1,806,000	1,870,255
4.125%, 8/15/23	3,000,000	3,221,712
3.300%, 9/9/24	2,000,000	2,104,064
3.000%, 2/19/25	2,500,000	2,561,691
3.000%, 4/22/26	4,000,000	4,068,896
Wells Fargo Bank N.A.
6.000%, 11/15/17	500,000	533,053
1.650%, 1/22/18	2,000,000	2,014,262
1.750%, 5/24/19	1,250,000	1,264,523
Westpac Banking Corp.
2.000%, 8/14/17	1,700,000	1,716,996
1.500%, 12/1/17	2,000,000	2,010,071
1.600%, 1/12/18	500,000	503,397
1.550%, 5/25/18	450,000	452,802
4.625%, 6/1/18	62,000	65,157
1.950%, 11/23/18	750,000	760,571
2.250%, 1/17/19	600,000	612,641
1.650%, 5/13/19	750,000	753,325
4.875%, 11/19/19	1,800,000	1,980,924
2.300%, 5/26/20 (x)	1,000,000	1,024,469
2.600%, 11/23/20	1,500,000	1,549,665
2.100%, 5/13/21 (x)	750,000	754,350
2.850%, 5/13/26	750,000	758,929

		615,533,103

Capital Markets (2.2%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24	350,000	369,305
Ameriprise Financial, Inc.
7.300%, 6/28/19	861,000	1,002,772
5.300%, 3/15/20	156,000	175,616
4.000%, 10/15/23	150,000	163,898
3.700%, 10/15/24	750,000	809,572
Apollo Investment Corp.
5.250%, 3/3/25	350,000	352,638
Ares Capital Corp.
4.875%, 11/30/18	500,000	524,055
3.875%, 1/15/20	300,000	312,135
Bank of New York Mellon Corp.
1.300%, 1/25/18	250,000	250,621

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
1.600%, 5/22/18	$972,000	$984,409
2.100%, 1/15/19	48,000	49,125
2.300%, 9/11/19	1,500,000	1,541,720
2.150%, 2/24/20	2,000,000	2,042,684
2.600%, 8/17/20	350,000	363,511
2.450%, 11/27/20	1,000,000	1,032,812
4.150%, 2/1/21	1,187,000	1,314,219
2.500%, 4/15/21	600,000	621,751
2.050%, 5/3/21	1,000,000	1,014,311
3.550%, 9/23/21	750,000	814,764
3.650%, 2/4/24	2,100,000	2,309,424
3.000%, 2/24/25	1,500,000	1,591,980
2.800%, 5/4/26	750,000	779,938
BGC Partners, Inc.
5.375%, 12/9/19	300,000	317,081
5.125%, 5/27/21§	150,000	150,632
BlackRock, Inc.
5.000%, 12/10/19	973,000	1,093,299
4.250%, 5/24/21	1,000,000	1,124,910
3.375%, 6/1/22	500,000	541,121
3.500%, 3/18/24	1,400,000	1,529,956
Brookfield Asset Management, Inc.
4.000%, 1/15/25	600,000	609,359
Charles Schwab Corp.
4.450%, 7/22/20	850,000	942,616
3.225%, 9/1/22	1,197,000	1,275,051
3.000%, 3/10/25	150,000	157,481
Credit Suisse AG/New York
1.750%, 1/29/18	3,000,000	2,996,579
1.700%, 4/27/18	3,000,000	3,003,301
2.300%, 5/28/19	900,000	912,408
5.300%, 8/13/19	1,346,000	1,485,011
5.400%, 1/14/20	2,000,000	2,171,900
4.375%, 8/5/20	2,200,000	2,391,725
3.000%, 10/29/21	850,000	869,689
3.625%, 9/9/24	3,000,000	3,105,912
Deutsche Bank AG
2.850%, 5/10/19	750,000	751,330
2.950%, 8/20/20	750,000	747,252
3.125%, 1/13/21 (x)	1,000,000	995,045
3.375%, 5/12/21	500,000	499,390
4.100%, 1/13/26 (x)	1,000,000	994,175
Deutsche Bank AG/London
6.000%, 9/1/17	2,096,000	2,193,307
1.875%, 2/13/18	500,000	500,237
2.500%, 2/13/19 (x)	1,600,000	1,599,235
3.700%, 5/30/24	1,500,000	1,472,819
Eaton Vance Corp.
6.500%, 10/2/17	60,000	63,592
3.625%, 6/15/23	500,000	533,007
Franklin Resources, Inc.
2.850%, 3/30/25	1,250,000	1,286,334
FS Investment Corp.
4.000%, 7/15/19	400,000	403,373
4.750%, 5/15/22	500,000	503,424
Goldman Sachs Group, Inc.
5.950%, 1/18/18	5,701,000	6,093,017
2.375%, 1/22/18	750,000	761,076
6.150%, 4/1/18	1,318,000	1,419,499
2.900%, 7/19/18	3,000,000	3,078,399
7.500%, 2/15/19	2,999,000	3,426,441
2.000%, 4/25/19 (x)	$250,000	$251,524
2.550%, 10/23/19	1,000,000	1,021,630
5.375%, 3/15/20	3,150,000	3,504,016
2.600%, 4/23/20	3,000,000	3,050,555
6.000%, 6/15/20	1,428,000	1,631,947
2.750%, 9/15/20	350,000	357,451
2.875%, 2/25/21	1,000,000	1,024,238
2.625%, 4/25/21	1,860,000	1,886,819
5.250%, 7/27/21	1,905,000	2,146,935
5.750%, 1/24/22	4,400,000	5,092,453
3.625%, 1/22/23	2,244,000	2,364,061
4.000%, 3/3/24	3,045,000	3,260,812
3.850%, 7/8/24	2,000,000	2,116,931
3.500%, 1/23/25	3,250,000	3,343,713
3.750%, 5/22/25	2,400,000	2,504,087
3.750%, 2/25/26	580,000	609,877
Invesco Finance plc
3.125%, 11/30/22	1,000,000	1,044,284
Jefferies Group LLC
5.125%, 4/13/18	525,000	549,009
8.500%, 7/15/19 (x)	1,446,000	1,659,733
5.125%, 1/20/23	117,000	123,610
Lazard Group LLC
4.250%, 11/14/20	1,000,000	1,067,224
Legg Mason, Inc.
2.700%, 7/15/19	375,000	382,850
4.750%, 3/15/26	250,000	263,113
Mellon Funding Corp.
5.500%, 11/15/18	1,000,000	1,094,338
Morgan Stanley
6.625%, 4/1/18	2,848,000	3,085,193
2.125%, 4/25/18	2,504,000	2,533,607
2.500%, 1/24/19	2,000,000	2,039,757
2.450%, 2/1/19	1,145,000	1,166,687
7.300%, 5/13/19	2,718,000	3,120,346
2.375%, 7/23/19	3,000,000	3,046,612
5.625%, 9/23/19	2,039,000	2,272,419
5.500%, 1/26/20	250,000	279,232
2.650%, 1/27/20	3,000,000	3,046,810
2.800%, 6/16/20	3,000,000	3,063,620
5.500%, 7/24/20	1,522,000	1,711,503
5.750%, 1/25/21	4,112,000	4,685,017
2.500%, 4/21/21	2,500,000	2,522,105
5.500%, 7/28/21	2,130,000	2,436,728
4.875%, 11/1/22	312,000	341,266
3.750%, 2/25/23	3,394,000	3,596,790
4.100%, 5/22/23	2,000,000	2,069,257
3.875%, 4/29/24	2,500,000	2,678,650
3.700%, 10/23/24	2,000,000	2,090,320
4.000%, 7/23/25	505,000	540,686
5.000%, 11/24/25	3,000,000	3,277,770
3.875%, 1/27/26	3,000,000	3,182,990
Nomura Holdings, Inc.
2.750%, 3/19/19	1,000,000	1,021,556
6.700%, 3/4/20	959,000	1,108,476
Northern Trust Corp.
3.450%, 11/4/20	850,000	913,474
3.375%, 8/23/21	375,000	405,249
2.375%, 8/2/22	500,000	518,217
PennantPark Investment Corp.
4.500%, 10/1/19	400,000	400,304

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Prospect Capital Corp.
5.000%, 7/15/19	$350,000	$346,479
Raymond James Financial, Inc.
8.600%, 8/15/19	439,000	522,463
Stifel Financial Corp.
4.250%, 7/18/24	600,000	611,037
TD Ameritrade Holding Corp.
5.600%, 12/1/19	100,000	112,238
2.950%, 4/1/22	250,000	259,399
3.625%, 4/1/25	1,000,000	1,083,055
UBS AG/Connecticut
1.375%, 8/14/17	3,395,000	3,395,585
1.800%, 3/26/18	2,000,000	2,018,385
2.375%, 8/14/19	500,000	511,536
2.350%, 3/26/20	2,750,000	2,819,456
Washington Prime Group LP
3.850%, 4/1/20	250,000	258,748

		179,864,475

Consumer Finance (1.5%)
American Express Centurion Bank
6.000%, 9/13/17	1,250,000	1,318,584
American Express Co.
6.150%, 8/28/17	416,000	439,855
7.000%, 3/19/18	1,922,000	2,101,141
1.550%, 5/22/18	2,000,000	2,009,038
8.125%, 5/20/19	1,212,000	1,422,382
2.650%, 12/2/22	1,487,000	1,505,906
3.625%, 12/5/24	1,070,000	1,100,935
American Express Credit Corp.
1.800%, 7/31/18	500,000	505,375
1.875%, 11/5/18	400,000	403,704
2.125%, 3/18/19	750,000	764,409
2.250%, 8/15/19	2,000,000	2,047,733
2.375%, 5/26/20	1,750,000	1,793,104
2.250%, 5/5/21 (x)	2,000,000	2,033,927
American Honda Finance Corp.
1.200%, 7/14/17	2,150,000	2,156,589
1.550%, 12/11/17	800,000	807,230
1.600%, 7/13/18	1,000,000	1,012,257
2.125%, 10/10/18	1,000,000	1,024,364
Capital One Financial Corp.
6.750%, 9/15/17	1,546,000	1,643,597
4.750%, 7/15/21	500,000	556,007
3.750%, 4/24/24	1,000,000	1,042,755
4.200%, 10/29/25	750,000	767,395
Caterpillar Financial Services Corp.
1.250%, 8/18/17	1,500,000	1,504,760
1.250%, 11/6/17	250,000	250,833
1.500%, 2/23/18	385,000	388,466
1.300%, 3/1/18	1,000,000	1,003,649
5.450%, 4/15/18	1,000,000	1,076,174
1.700%, 6/16/18	400,000	404,344
7.150%, 2/15/19	1,000,000	1,148,071
1.350%, 5/18/19	1,000,000	1,003,759
2.100%, 6/9/19	700,000	718,636
2.000%, 3/5/20	1,000,000	1,023,628
2.500%, 11/13/20	500,000	519,697
2.850%, 6/1/22	500,000	524,243
2.625%, 3/1/23	1,000,000	1,030,027
3.300%, 6/9/24	$700,000	$750,013
Discover Financial Services
5.200%, 4/27/22	100,000	109,250
3.850%, 11/21/22	1,144,000	1,181,180
3.950%, 11/6/24	250,000	260,313
3.750%, 3/4/25	350,000	352,406
Ford Motor Credit Co. LLC
1.684%, 9/8/17	1,000,000	1,002,369
1.724%, 12/6/17	1,200,000	1,202,891
2.375%, 1/16/18	1,382,000	1,398,346
2.240%, 6/15/18	520,000	525,402
2.551%, 10/5/18	500,000	508,748
2.943%, 1/8/19	600,000	616,775
2.459%, 3/27/20	1,500,000	1,515,623
3.157%, 8/4/20	500,000	518,413
3.200%, 1/15/21	750,000	771,836
3.336%, 3/18/21	1,000,000	1,035,009
5.875%, 8/2/21	4,600,000	5,286,079
3.219%, 1/9/22	1,500,000	1,534,453
4.250%, 9/20/22	2,700,000	2,912,465
4.134%, 8/4/25	600,000	643,210
4.389%, 1/8/26	2,050,000	2,239,497
General Motors Financial Co., Inc.
4.750%, 8/15/17	2,000,000	2,066,600
2.400%, 4/10/18	2,000,000	2,014,800
3.100%, 1/15/19	500,000	508,750
2.400%, 5/9/19	780,000	781,950
3.150%, 1/15/20	1,000,000	1,011,500
3.200%, 7/13/20	1,250,000	1,265,500
3.700%, 11/24/20	1,750,000	1,792,700
4.200%, 3/1/21	750,000	782,700
3.200%, 7/6/21	2,250,000	2,242,575
3.450%, 4/10/22	2,000,000	1,998,400
3.700%, 5/9/23	875,000	876,925
4.000%, 1/15/25	2,000,000	2,023,600
4.300%, 7/13/25	1,250,000	1,283,875
5.250%, 3/1/26	700,000	761,180
HSBC Finance Corp.
6.676%, 1/15/21	2,326,000	2,607,589
HSBC USA, Inc.
1.625%, 1/16/18	1,000,000	998,877
1.700%, 3/5/18	1,500,000	1,499,290
2.000%, 8/7/18	500,000	501,808
2.250%, 6/23/19	1,250,000	1,263,738
2.350%, 3/5/20	2,000,000	1,999,496
2.750%, 8/7/20	500,000	508,234
5.000%, 9/27/20	650,000	697,921
3.500%, 6/23/24	900,000	917,710
John Deere Capital Corp.
2.800%, 9/18/17	1,500,000	1,535,427
1.200%, 10/10/17	1,000,000	1,004,105
1.300%, 3/12/18	1,150,000	1,155,962
1.600%, 7/13/18	500,000	505,525
1.750%, 8/10/18	200,000	202,891
5.750%, 9/10/18	1,108,000	1,220,006
1.950%, 12/13/18	650,000	662,684
2.250%, 4/17/19	500,000	514,072
2.050%, 3/10/20	750,000	764,287
2.375%, 7/14/20	500,000	514,795
2.450%, 9/11/20	200,000	206,525
2.800%, 3/4/21	1,000,000	1,047,430

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
3.900%, 7/12/21	$350,000	$385,726
3.150%, 10/15/21	500,000	533,427
2.750%, 3/15/22	1,000,000	1,038,767
2.800%, 3/6/23	500,000	524,567
3.350%, 6/12/24	650,000	698,341
3.400%, 9/11/25 (x)	350,000	379,062
2.650%, 6/10/26	500,000	511,457
PACCAR Financial Corp.
1.400%, 11/17/17	55,000	55,392
1.450%, 3/9/18	1,500,000	1,512,268
1.400%, 5/18/18	200,000	201,536
1.750%, 8/14/18	165,000	167,477
1.300%, 5/10/19	215,000	215,902
2.500%, 8/14/20	250,000	257,089
Synchrony Financial
1.875%, 8/15/17	2,000,000	2,002,002
2.600%, 1/15/19	750,000	757,891
3.000%, 8/15/19	600,000	611,441
2.700%, 2/3/20	750,000	753,965
4.250%, 8/15/24	750,000	776,767
4.500%, 7/23/25	500,000	519,020
Toyota Motor Credit Corp.
1.250%, 10/5/17	1,500,000	1,506,499
1.375%, 1/10/18	1,000,000	1,006,436
1.450%, 1/12/18	540,000	544,082
1.200%, 4/6/18	750,000	752,898
1.550%, 7/13/18	750,000	757,690
2.000%, 10/24/18	200,000	204,064
1.700%, 2/19/19	500,000	506,556
2.125%, 7/18/19	1,000,000	1,025,168
2.150%, 3/12/20 (x)	3,000,000	3,077,734
4.500%, 6/17/20	300,000	334,621
4.250%, 1/11/21	1,300,000	1,448,547
1.900%, 4/8/21	750,000	761,296
2.750%, 5/17/21	750,000	788,582
3.400%, 9/15/21	1,050,000	1,139,191
3.300%, 1/12/22	156,000	168,300
2.800%, 7/13/22	750,000	788,634
2.625%, 1/10/23	1,150,000	1,202,191

		129,070,865

Diversified Financial Services (1.1%)
Alterra Finance LLC
6.250%, 9/30/20	500,000	566,785
Bank of America N.A.
1.650%, 3/26/18	2,000,000	2,008,207
1.750%, 6/5/18	1,000,000	1,008,332
2.050%, 12/7/18	2,500,000	2,530,917
Bear Stearns Cos. LLC
6.400%, 10/2/17	1,346,000	1,430,616
7.250%, 2/1/18	2,070,000	2,257,723
4.650%, 7/2/18	125,000	132,712
Berkshire Hathaway, Inc.
1.550%, 2/9/18	1,000,000	1,010,980
2.100%, 8/14/19	700,000	718,712
2.200%, 3/15/21 (x)	1,360,000	1,402,019
3.750%, 8/15/21	500,000	550,370
3.400%, 1/31/22	500,000	540,701
3.000%, 2/11/23	500,000	527,828
2.750%, 3/15/23	1,000,000	1,033,968
3.125%, 3/15/26	2,395,000	2,514,559
Block Financial LLC
4.125%, 10/1/20	$500,000	$517,065
5.250%, 10/1/25 (x)	500,000	527,275
Boeing Capital Corp.
2.900%, 8/15/18	156,000	162,388
Braskem Finance Ltd.
6.450%, 2/3/24 (x)	1,250,000	1,262,625
CME Group, Inc./Illinois
3.000%, 9/15/22	500,000	530,172
3.000%, 3/15/25	1,000,000	1,040,410
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20§	19,885,000	20,473,976
3.373%, 11/15/25§	5,000,000	5,436,118
Intercontinental Exchange, Inc.
2.750%, 12/1/20	610,000	640,902
4.000%, 10/15/23	850,000	922,515
3.750%, 12/1/25	610,000	661,279
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	3,750,000	3,964,318
Leucadia National Corp.
5.500%, 10/18/23	800,000	810,000
Moody’s Corp.
2.750%, 7/15/19	500,000	515,898
5.500%, 9/1/20	500,000	562,985
4.500%, 9/1/22	31,000	34,668
4.875%, 2/15/24	500,000	560,984
Nasdaq, Inc.
5.250%, 1/16/18	220,000	232,878
5.550%, 1/15/20	894,000	984,000
3.850%, 6/30/26	145,000	146,784
National Rural Utilities Cooperative Finance Corp.
5.450%, 2/1/18	250,000	267,248
10.375%, 11/1/18	1,000,000	1,208,511
1.650%, 2/8/19	165,000	167,062
2.350%, 6/15/20	1,500,000	1,547,146
2.300%, 11/1/20	250,000	256,887
2.700%, 2/15/23	500,000	517,698
3.400%, 11/15/23	1,000,000	1,078,270
3.250%, 11/1/25	250,000	269,499
4.750%, 4/30/43 (l)	350,000	343,000
NYSE Holdings LLC
2.000%, 10/5/17	1,000,000	1,010,892
Private Export Funding Corp.
1.875%, 7/15/18	400,000	407,687
2.250%, 3/15/20	2,000,000	2,077,175
2.300%, 9/15/20	500,000	520,855
2.050%, 11/15/22	1,125,000	1,150,957
3.550%, 1/15/24	729,000	821,297
3.250%, 6/15/25 (x)	500,000	554,213
S&P Global, Inc.
5.900%, 11/15/17	500,000	530,558
2.500%, 8/15/18	250,000	255,861
3.300%, 8/14/20	600,000	629,725
4.000%, 6/15/25	250,000	271,226
Sasol Financing International plc
4.500%, 11/14/22	750,000	747,187
Schlumberger Investment S.A.
3.650%, 12/1/23	1,500,000	1,626,265

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Shell International Finance B.V.
1.125%, 8/21/17	$1,000,000	$1,001,800
1.250%, 11/10/17	750,000	752,297
1.900%, 8/10/18	1,000,000	1,015,052
1.625%, 11/10/18	750,000	757,462
1.375%, 5/10/19	1,250,000	1,255,413
4.300%, 9/22/19	2,147,000	2,346,509
4.375%, 3/25/20	1,629,000	1,795,244
2.125%, 5/11/20	1,500,000	1,529,529
2.250%, 11/10/20	750,000	768,796
1.875%, 5/10/21	1,500,000	1,508,495
2.375%, 8/21/22	1,175,000	1,202,803
3.400%, 8/12/23	900,000	958,218
3.250%, 5/11/25	2,500,000	2,619,753
2.875%, 5/10/26	1,250,000	1,267,624
Voya Financial, Inc.
2.900%, 2/15/18	534,000	541,594
3.650%, 6/15/26	625,000	627,869

		94,429,346

Insurance (0.9%)
Aflac, Inc.
4.000%, 2/15/22	500,000	549,878
3.625%, 6/15/23	1,150,000	1,227,250
3.625%, 11/15/24	1,000,000	1,073,381
Alleghany Corp.
5.625%, 9/15/20	200,000	223,240
Allied World Assurance Co. Holdings Ltd.
5.500%, 11/15/20	500,000	556,857
4.350%, 10/29/25	250,000	255,174
Allstate Corp.
7.450%, 5/16/19	973,000	1,128,544
3.150%, 6/15/23	156,000	164,848
5.750%, 8/15/53 (l)	500,000	512,750
American Financial Group, Inc./Ohio
9.875%, 6/15/19	169,000	205,032
American International Group, Inc.
5.850%, 1/16/18	1,072,000	1,144,203
2.300%, 7/16/19	1,000,000	1,015,992
3.375%, 8/15/20	500,000	524,660
6.400%, 12/15/20	1,100,000	1,295,232
3.300%, 3/1/21	555,000	576,247
4.875%, 6/1/22	750,000	834,746
3.750%, 7/10/25	1,380,000	1,401,946
3.900%, 4/1/26	2,000,000	2,053,912
Aon Corp.
5.000%, 9/30/20	787,000	877,961
Aon plc
2.800%, 3/15/21	350,000	358,555
3.500%, 6/14/24	350,000	359,371
3.875%, 12/15/25	600,000	632,128
Aspen Insurance Holdings Ltd.
6.000%, 12/15/20	500,000	554,143
Assurant, Inc.
2.500%, 3/15/18	350,000	353,184
4.000%, 3/15/23	300,000	304,916
Assured Guaranty U.S. Holdings, Inc.
5.000%, 7/1/24	500,000	542,786
Axis Specialty Finance LLC
5.875%, 6/1/20	700,000	781,097
Berkshire Hathaway Finance Corp.
1.300%, 5/15/18	$600,000	$604,515
5.400%, 5/15/18	693,000	750,557
2.000%, 8/15/18	1,000,000	1,021,482
1.700%, 3/15/19	1,000,000	1,016,480
4.250%, 1/15/21	1,175,000	1,306,322
3.000%, 5/15/22	656,000	693,940
Brown & Brown, Inc.
4.200%, 9/15/24	350,000	354,831
Chubb Corp.
5.750%, 5/15/18	766,000	830,033
Chubb INA Holdings, Inc.
5.800%, 3/15/18	100,000	107,174
5.900%, 6/15/19	1,235,000	1,388,313
2.300%, 11/3/20	665,000	682,029
3.350%, 5/15/24	600,000	635,237
3.150%, 3/15/25	1,000,000	1,037,385
3.350%, 5/3/26	410,000	437,182
CNA Financial Corp.
7.350%, 11/15/19	571,000	657,486
5.875%, 8/15/20	902,000	1,018,238
4.500%, 3/1/26	500,000	530,710
Delphi Financial Group, Inc.
7.875%, 1/31/20	75,000	86,440
Fidelity National Financial, Inc.
5.500%, 9/1/22	500,000	548,229
First American Financial Corp.
4.600%, 11/15/24	500,000	523,647
Hanover Insurance Group, Inc.
4.500%, 4/15/26	750,000	775,495
Hartford Financial Services Group, Inc.
6.000%, 1/15/19	1,000,000	1,095,614
5.500%, 3/30/20	900,000	1,013,988
5.125%, 4/15/22	250,000	283,715
Horace Mann Educators Corp.
4.500%, 12/1/25	250,000	262,508
Infinity Property & Casualty Corp.
5.000%, 9/19/22	250,000	264,443
Kemper Corp.
4.350%, 2/15/25	500,000	514,763
Lincoln National Corp.
8.750%, 7/1/19	927,000	1,100,591
6.250%, 2/15/20	485,000	544,425
4.850%, 6/24/21	334,000	368,449
Loews Corp.
2.625%, 5/15/23	900,000	901,697
3.750%, 4/1/26	300,000	316,992
Manulife Financial Corp.
4.150%, 3/4/26	1,000,000	1,067,541
Markel Corp.
5.350%, 6/1/21	350,000	391,280
3.625%, 3/30/23	300,000	310,699
Marsh & McLennan Cos., Inc.
2.550%, 10/15/18	250,000	255,756
2.350%, 9/10/19	375,000	383,237
4.800%, 7/15/21	600,000	667,109
3.500%, 6/3/24	1,000,000	1,028,936
MetLife, Inc.
6.817%, 8/15/18	112,000	124,739
7.717%, 2/15/19	508,000	587,168

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
4.750%, 2/8/21	$1,547,000	$1,727,947
3.048%, 12/15/22	1,000,000	1,027,296
4.368%, 9/15/23	667,000	742,224
3.600%, 4/10/24	500,000	527,181
3.000%, 3/1/25	500,000	506,071
3.600%, 11/13/25	1,300,000	1,361,585
Montpelier Reinsurance Holdings Ltd.
4.700%, 10/15/22	250,000	261,237
Old Republic International Corp.
4.875%, 10/1/24	400,000	431,316
OneBeacon U.S. Holdings, Inc.
4.600%, 11/9/22	200,000	204,403
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	454,000	505,857
Principal Financial Group, Inc.
1.850%, 11/15/17	250,000	251,549
8.875%, 5/15/19	800,000	947,428
4.700%, 5/15/55 (l)	300,000	292,875
ProAssurance Corp.
5.300%, 11/15/23	750,000	823,607
Progressive Corp.
3.750%, 8/23/21	219,000	240,445
Protective Life Corp.
7.375%, 10/15/19	550,000	636,930
Prudential Financial, Inc.
6.000%, 12/1/17	192,000	205,344
2.300%, 8/15/18	1,000,000	1,020,977
7.375%, 6/15/19	916,000	1,061,877
2.350%, 8/15/19	1,000,000	1,019,210
5.375%, 6/21/20	1,100,000	1,239,935
4.500%, 11/16/21	1,000,000	1,123,243
8.875%, 6/15/38 (l)	303,000	330,270
5.625%, 6/15/43 (l)	1,000,000	1,035,000
Reinsurance Group of America, Inc.
6.450%, 11/15/19	369,000	420,660
5.000%, 6/1/21	60,000	66,150
4.700%, 9/15/23	1,000,000	1,087,002
RenaissanceReinsurance Finance, Inc.
3.700%, 4/1/25	250,000	249,803
RenReinsurance North America Holdings, Inc.
5.750%, 3/15/20	100,000	111,204
StanCorp Financial Group, Inc.
5.000%, 8/15/22	350,000	382,562
Symetra Financial Corp.
4.250%, 7/15/24	300,000	310,099
Torchmark Corp.
9.250%, 6/15/19	275,000	327,158
3.800%, 9/15/22	250,000	259,776
Travelers Cos., Inc.
5.750%, 12/15/17	187,000	199,385
5.800%, 5/15/18	1,100,000	1,193,693
5.900%, 6/2/19	500,000	563,290
Trinity Acquisition plc
3.500%, 9/15/21	250,000	256,431
4.625%, 8/15/23	250,000	266,550
4.400%, 3/15/26	250,000	259,609
Unum Group
5.625%, 9/15/20	500,000	557,872
3.000%, 5/15/21	160,000	164,040
4.000%, 3/15/24	300,000	307,560
3.875%, 11/5/25	$200,000	$202,168
W.R. Berkley Corp.
5.375%, 9/15/20	100,000	110,477
4.625%, 3/15/22	750,000	810,253
Willis Towers Watson plc
5.750%, 3/15/21	500,000	562,552
XLIT Ltd.
2.300%, 12/15/18	750,000	753,912
4.450%, 3/31/25	780,000	786,700

		73,730,121

Real Estate Investment Trusts (REITs) (1.2%)
Alexandria Real Estate Equities, Inc.
2.750%, 1/15/20	250,000	251,956
3.900%, 6/15/23	1,000,000	1,034,666
American Campus Communities Operating Partnership LP
3.350%, 10/1/20	600,000	622,080
3.750%, 4/15/23	500,000	516,302
American Tower Corp.
4.500%, 1/15/18	100,000	104,325
3.400%, 2/15/19	950,000	989,963
5.050%, 9/1/20	1,058,000	1,174,530
3.300%, 2/15/21	1,750,000	1,823,848
3.450%, 9/15/21	1,000,000	1,044,859
4.700%, 3/15/22	500,000	551,440
3.500%, 1/31/23	1,150,000	1,186,584
5.000%, 2/15/24	1,000,000	1,130,397
AvalonBay Communities, Inc.
6.100%, 3/15/20	139,000	159,673
3.625%, 10/1/20	1,000,000	1,071,773
2.950%, 9/15/22	500,000	514,738
4.200%, 12/15/23	100,000	110,020
3.500%, 11/15/25	250,000	263,530
2.950%, 5/11/26	1,000,000	1,006,850
Boston Properties LP
3.700%, 11/15/18	600,000	631,268
5.875%, 10/15/19	200,000	224,833
5.625%, 11/15/20	2,015,000	2,316,099
3.850%, 2/1/23	500,000	534,083
3.125%, 9/1/23	1,000,000	1,024,264
Brandywine Operating Partnership LP
4.950%, 4/15/18	350,000	366,533
4.100%, 10/1/24	700,000	715,413
Brixmor Operating Partnership LP
3.875%, 8/15/22	475,000	488,001
3.850%, 2/1/25	355,000	357,055
4.125%, 6/15/26	275,000	282,227
Camden Property Trust
4.625%, 6/15/21	375,000	414,076
2.950%, 12/15/22	1,150,000	1,167,063
CBL & Associates LP
4.600%, 10/15/24	262,000	238,966
Corporate Office Properties LP
3.700%, 6/15/21	750,000	753,806
3.600%, 5/15/23	200,000	194,054
5.000%, 7/1/25	100,000	105,705
Crown Castle International Corp.
3.400%, 2/15/21	555,000	579,847
5.250%, 1/15/23	1,000,000	1,118,601

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
4.450%, 2/15/26	$2,165,000	$2,349,133
3.700%, 6/15/26	165,000	170,428
CubeSmart LP
4.375%, 12/15/23	250,000	268,625
4.000%, 11/15/25	500,000	529,619
DDR Corp.
3.500%, 1/15/21	550,000	565,646
4.625%, 7/15/22	1,000,000	1,083,624
3.375%, 5/15/23	350,000	348,948
3.625%, 2/1/25	250,000	249,234
Digital Realty Trust LP
5.875%, 2/1/20	1,000,000	1,122,601
3.400%, 10/1/20	500,000	518,992
5.250%, 3/15/21	500,000	560,597
Duke Realty LP
6.500%, 1/15/18	466,000	500,200
3.250%, 6/30/26	750,000	760,906
Education Realty Operating Partnership LP
4.600%, 12/1/24	250,000	255,941
EPR Properties
7.750%, 7/15/20	269,000	310,881
5.750%, 8/15/22	250,000	271,811
5.250%, 7/15/23	150,000	159,465
4.500%, 4/1/25	350,000	347,236
Equity Commonwealth
6.650%, 1/15/18	481,000	502,957
5.875%, 9/15/20	250,000	274,636
ERP Operating LP
2.375%, 7/1/19	800,000	820,863
4.750%, 7/15/20	450,000	499,499
3.000%, 4/15/23	1,000,000	1,023,805
3.375%, 6/1/25	1,000,000	1,055,681
Essex Portfolio LP
3.375%, 1/15/23	500,000	517,581
3.250%, 5/1/23 (x)	1,000,000	1,025,201
3.500%, 4/1/25	650,000	671,009
3.375%, 4/15/26	250,000	256,071
Federal Realty Investment Trust
2.550%, 1/15/21	420,000	428,204
3.000%, 8/1/22	200,000	206,076
Government Properties Income Trust
3.750%, 8/15/19	500,000	512,647
HCP, Inc.
3.750%, 2/1/19	200,000	209,067
2.625%, 2/1/20	656,000	661,929
5.375%, 2/1/21	1,690,000	1,897,387
3.150%, 8/1/22	250,000	248,421
4.250%, 11/15/23	1,070,000	1,110,922
3.875%, 8/15/24	1,000,000	1,008,102
3.400%, 2/1/25	500,000	485,234
4.000%, 6/1/25	350,000	354,038
Healthcare Realty Trust, Inc.
3.875%, 5/1/25	500,000	502,949
Healthcare Trust of America Holdings LP
3.375%, 7/15/21	350,000	357,902
3.700%, 4/15/23	250,000	251,462
Hospitality Properties Trust
4.250%, 2/15/21	350,000	363,799
4.500%, 6/15/23	1,000,000	1,021,763
5.250%, 2/15/26	350,000	368,323
Host Hotels & Resorts LP
4.750%, 3/1/23	$1,100,000	$1,175,191
4.000%, 6/15/25	310,000	314,372
Kilroy Realty LP
4.800%, 7/15/18	350,000	369,459
3.800%, 1/15/23	450,000	465,265
4.375%, 10/1/25	400,000	430,887
Kimco Realty Corp.
6.875%, 10/1/19	439,000	505,728
3.400%, 11/1/22	500,000	524,316
3.125%, 6/1/23	1,000,000	1,015,785
Lexington Realty Trust
4.250%, 6/15/23	250,000	255,271
Liberty Property LP
6.625%, 10/1/17	500,000	530,757
4.750%, 10/1/20	389,000	423,542
4.125%, 6/15/22	1,094,000	1,158,066
3.750%, 4/1/25	100,000	103,163
Mack-Cali Realty LP
2.500%, 12/15/17	100,000	100,640
7.750%, 8/15/19	639,000	721,527
3.150%, 5/15/23	150,000	138,414
Mid-America Apartments LP
4.300%, 10/15/23	175,000	188,038
3.750%, 6/15/24	450,000	468,949
4.000%, 11/15/25	350,000	370,221
National Retail Properties, Inc.
3.800%, 10/15/22	250,000	261,875
3.300%, 4/15/23	700,000	709,514
3.900%, 6/15/24	500,000	526,649
4.000%, 11/15/25	200,000	211,555
Omega Healthcare Investors, Inc.
4.375%, 8/1/23	1,075,000	1,080,343
Piedmont Operating Partnership LP
4.450%, 3/15/24	500,000	519,445
Prologis LP
2.750%, 2/15/19	214,000	218,647
3.350%, 2/1/21	1,000,000	1,063,990
4.250%, 8/15/23	100,000	110,325
3.750%, 11/1/25	445,000	476,263
Realty Income Corp.
6.750%, 8/15/19	750,000	856,224
5.750%, 1/15/21	450,000	516,255
3.250%, 10/15/22	344,000	352,753
4.650%, 8/1/23	1,000,000	1,100,436
4.125%, 10/15/26	225,000	239,842
Retail Opportunity Investments Partnership LP
5.000%, 12/15/23	250,000	263,315
4.000%, 12/15/24	200,000	197,038
Retail Properties of America, Inc.
4.000%, 3/15/25	250,000	241,076
Senior Housing Properties Trust
3.250%, 5/1/19	850,000	853,855
Simon Property Group LP
2.150%, 9/15/17	250,000	252,560
2.200%, 2/1/19	1,500,000	1,537,172
10.350%, 4/1/19	1,000,000	1,220,214
5.650%, 2/1/20	1,985,000	2,243,996
2.500%, 9/1/20	500,000	517,991
4.375%, 3/1/21	1,095,000	1,223,145

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
3.750%, 2/1/24	$1,000,000	$1,089,118
3.500%, 9/1/25	500,000	540,088
Sovran Acquisition LP
3.500%, 7/1/26	500,000	504,636
UDR, Inc.
4.250%, 6/1/18	400,000	420,141
3.700%, 10/1/20	1,500,000	1,593,899
4.625%, 1/10/22	200,000	221,036
4.000%, 10/1/25	250,000	270,881
Ventas Realty LP
3.125%, 6/15/23	600,000	608,559
3.750%, 5/1/24	50,000	52,138
Ventas Realty LP/Ventas Capital Corp.
2.000%, 2/15/18	600,000	602,806
4.000%, 4/30/19	1,000,000	1,057,052
2.700%, 4/1/20	1,050,000	1,068,939
4.250%, 3/1/22	662,000	714,619
Vornado Realty LP
2.500%, 6/30/19	500,000	508,872
Washington Real Estate Investment Trust
4.950%, 10/1/20	1,000,000	1,078,224
3.950%, 10/15/22	150,000	151,800
Weingarten Realty Investors
3.375%, 10/15/22	600,000	612,619
3.850%, 6/1/25 (x)	250,000	257,311
Welltower, Inc.
4.700%, 9/15/17	412,000	427,363
2.250%, 3/15/18	1,000,000	1,010,535
4.125%, 4/1/19	500,000	531,203
6.125%, 4/15/20	385,000	438,530
4.950%, 1/15/21	1,000,000	1,107,126
4.500%, 1/15/24	1,000,000	1,082,821
Weyerhaeuser Co.
4.625%, 9/15/23	1,000,000	1,103,695
WP Carey, Inc.
4.600%, 4/1/24	300,000	312,264
4.000%, 2/1/25	300,000	295,499

		95,794,686

Real Estate Management & Development (0.0%)
CBRE Services, Inc.
4.875%, 3/1/26	1,500,000	1,532,221
Columbia Property Trust Operating Partnership LP
4.150%, 4/1/25	250,000	254,577
Jones Lang LaSalle, Inc.
4.400%, 11/15/22	200,000	208,841
Tanger Properties LP
6.125%, 6/1/20	500,000	569,438

		2,565,077

Thrifts & Mortgage Finance (0.1%)
BPCE S.A.
1.613%, 7/25/17	750,000	748,579
1.625%, 1/26/18	250,000	250,420
2.500%, 12/10/18	1,100,000	1,126,182
2.500%, 7/15/19	1,250,000	1,284,404
2.250%, 1/27/20	500,000	511,169
2.650%, 2/3/21	750,000	767,856
4.000%, 4/15/24	1,250,000	1,354,529
Santander Bank N.A.
2.000%, 1/12/18	1,000,000	994,997
8.750%, 5/30/18	$600,000	$667,978
Santander UK plc
2.500%, 3/14/19	500,000	503,928

		8,210,042

Total Financials		1,199,197,715

Health Care (3.1%)
Biotechnology (0.5%)
Amgen, Inc.
6.150%, 6/1/18	200,000	218,298
5.700%, 2/1/19	958,000	1,061,021
2.200%, 5/22/19	750,000	769,808
4.500%, 3/15/20	315,000	343,882
2.125%, 5/1/20	250,000	254,220
3.450%, 10/1/20	1,312,000	1,401,330
4.100%, 6/15/21	1,000,000	1,099,576
2.700%, 5/1/22	500,000	514,015
3.625%, 5/15/22	1,094,000	1,180,171
3.625%, 5/22/24	2,750,000	2,948,900
3.125%, 5/1/25 (x)	250,000	260,620
Baxalta, Inc.
2.000%, 6/22/18	335,000	335,915
2.875%, 6/23/20	800,000	813,046
3.600%, 6/23/22	750,000	782,162
4.000%, 6/23/25	800,000	836,261
Biogen, Inc.
6.875%, 3/1/18	700,000	761,326
2.900%, 9/15/20	1,000,000	1,037,203
3.625%, 9/15/22	570,000	601,057
4.050%, 9/15/25	570,000	615,521
Celgene Corp.
2.125%, 8/15/18	555,000	563,811
2.300%, 8/15/18	486,000	495,480
2.875%, 8/15/20	1,000,000	1,037,546
3.950%, 10/15/20	1,031,000	1,110,986
3.250%, 8/15/22	850,000	876,632
3.550%, 8/15/22	1,000,000	1,064,834
4.000%, 8/15/23	850,000	921,943
3.625%, 5/15/24	2,000,000	2,092,393
3.875%, 8/15/25	1,000,000	1,067,508
Gilead Sciences, Inc.
1.850%, 9/4/18	770,000	784,282
2.050%, 4/1/19	1,150,000	1,176,909
2.350%, 2/1/20	380,000	390,942
2.550%, 9/1/20	2,250,000	2,327,083
4.400%, 12/1/21	2,187,000	2,465,071
3.250%, 9/1/22	835,000	890,635
3.700%, 4/1/24	1,000,000	1,081,475
3.650%, 3/1/26	2,500,000	2,709,852

		36,891,714

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories
5.125%, 4/1/19	676,000	740,294
2.000%, 3/15/20	500,000	505,791
4.125%, 5/27/20	325,000	353,721
2.550%, 3/15/22	750,000	765,376
2.950%, 3/15/25	1,000,000	1,015,985
Becton Dickinson and Co.
1.800%, 12/15/17	583,000	588,111

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 5/15/19	$200,000	$218,144
6.375%, 8/1/19	600,000	681,334
2.675%, 12/15/19	625,000	641,544
3.250%, 11/12/20	1,300,000	1,363,759
3.300%, 3/1/23	400,000	421,501
3.875%, 5/15/24	500,000	543,891
3.734%, 12/15/24	1,857,000	1,994,585
Boston Scientific Corp.
2.650%, 10/1/18	500,000	511,786
6.000%, 1/15/20	1,100,000	1,252,164
2.850%, 5/15/20	250,000	257,507
3.375%, 5/15/22	250,000	258,877
3.850%, 5/15/25	750,000	793,960
C.R. Bard, Inc.
1.375%, 1/15/18 (x)	500,000	501,702
4.400%, 1/15/21	190,000	211,247
Covidien International Finance S.A.
6.000%, 10/15/17	1,422,000	1,512,625
4.200%, 6/15/20	700,000	770,271
CR Bard, Inc.
3.000%, 5/15/26	750,000	768,337
Edwards Lifesciences Corp.
2.875%, 10/15/18	700,000	718,939
Medtronic, Inc.
1.375%, 4/1/18	1,500,000	1,509,125
2.500%, 3/15/20 (x)	1,170,000	1,212,168
4.450%, 3/15/20	1,794,000	1,983,600
4.125%, 3/15/21	500,000	550,529
3.125%, 3/15/22	150,000	159,992
3.150%, 3/15/22	2,000,000	2,127,384
2.750%, 4/1/23	769,000	802,200
3.625%, 3/15/24	1,000,000	1,100,304
3.500%, 3/15/25	3,000,000	3,273,290
St. Jude Medical, Inc.
2.000%, 9/15/18	500,000	505,716
2.800%, 9/15/20	650,000	670,732
3.250%, 4/15/23	1,150,000	1,187,170
3.875%, 9/15/25	490,000	523,926
Stryker Corp.
2.000%, 3/8/19	460,000	466,968
4.375%, 1/15/20	269,000	292,786
2.625%, 3/15/21	750,000	777,490
3.375%, 11/1/25	2,000,000	2,102,999
3.500%, 3/15/26	375,000	398,793
Zimmer Biomet Holdings, Inc.
2.000%, 4/1/18	415,000	418,753
2.700%, 4/1/20	1,100,000	1,117,057
3.375%, 11/30/21	500,000	521,837
3.150%, 4/1/22	750,000	768,837
3.550%, 4/1/25	1,075,000	1,097,726

		40,960,833

Health Care Providers & Services (0.7%)
Aetna, Inc.
1.500%, 11/15/17	1,000,000	1,004,281
1.700%, 6/7/18	720,000	725,689
2.200%, 3/15/19	750,000	764,341
1.900%, 6/7/19	1,430,000	1,448,575
3.950%, 9/1/20	100,000	107,727
2.400%, 6/15/21	1,420,000	1,448,592
2.750%, 11/15/22	1,000,000	1,016,955
2.800%, 6/15/23	$675,000	$688,423
3.500%, 11/15/24	500,000	527,236
3.200%, 6/15/26	2,370,000	2,438,458
AmerisourceBergen Corp.
4.875%, 11/15/19	1,150,000	1,264,095
3.400%, 5/15/24	600,000	633,862
Anthem, Inc.
1.875%, 1/15/18	500,000	503,051
2.300%, 7/15/18	1,000,000	1,013,926
7.000%, 2/15/19	1,022,000	1,156,446
4.350%, 8/15/20	1,200,000	1,307,456
3.125%, 5/15/22	500,000	517,198
3.300%, 1/15/23	150,000	155,606
3.500%, 8/15/24	1,000,000	1,039,588
Cardinal Health, Inc.
1.700%, 3/15/18	1,143,000	1,150,312
1.950%, 6/15/18	200,000	202,070
4.625%, 12/15/20	1,000,000	1,117,081
3.200%, 6/15/22	125,000	132,177
3.200%, 3/15/23	1,000,000	1,045,169
Cigna Corp.
5.125%, 6/15/20	682,000	757,633
4.375%, 12/15/20	100,000	108,823
4.500%, 3/15/21	406,000	446,878
4.000%, 2/15/22	500,000	540,386
3.250%, 4/15/25	1,000,000	1,019,906
Coventry Health Care, Inc.
5.450%, 6/15/21	650,000	728,813
Dignity Health
2.637%, 11/1/19	425,000	436,557
Express Scripts Holding Co.
3.300%, 2/25/21	200,000	210,184
4.750%, 11/15/21	1,350,000	1,506,508
3.900%, 2/15/22	2,156,000	2,307,548
3.000%, 7/15/23	1,050,000	1,051,890
3.500%, 6/15/24	1,000,000	1,036,057
4.500%, 2/25/26	750,000	824,645
Howard Hughes Medical Institute
3.500%, 9/1/23	1,000,000	1,104,890
Humana, Inc.
7.200%, 6/15/18	1,231,000	1,357,822
2.625%, 10/1/19	1,000,000	1,030,223
Kaiser Foundation Hospitals
3.500%, 4/1/22	350,000	376,276
Laboratory Corp. of America Holdings
2.200%, 8/23/17	67,000	67,412
2.500%, 11/1/18	500,000	508,682
4.625%, 11/15/20 (x)	1,600,000	1,756,065
3.750%, 8/23/22	56,000	58,815
4.000%, 11/1/23	500,000	538,414
McKesson Corp.
1.400%, 3/15/18	500,000	500,325
2.284%, 3/15/19	1,345,000	1,373,560
4.750%, 3/1/21	500,000	557,608
2.850%, 3/15/23	1,200,000	1,221,275
3.796%, 3/15/24	1,000,000	1,087,957
Medco Health Solutions, Inc.
7.125%, 3/15/18	762,000	832,636
4.125%, 9/15/20	275,000	296,015
Owens & Minor, Inc.
3.875%, 9/15/21	250,000	259,375

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Quest Diagnostics, Inc.
2.700%, 4/1/19	$500,000	$512,785
2.500%, 3/30/20	400,000	405,891
4.700%, 4/1/21	100,000	110,307
3.500%, 3/30/25	400,000	412,946
3.450%, 6/1/26	775,000	806,397
UnitedHealth Group, Inc.
1.400%, 10/15/17	100,000	100,575
6.000%, 2/15/18	1,824,000	1,966,144
1.900%, 7/16/18	1,200,000	1,220,482
1.700%, 2/15/19	500,000	505,290
1.625%, 3/15/19	750,000	759,962
2.300%, 12/15/19	500,000	514,001
2.700%, 7/15/20	1,875,000	1,954,935
4.700%, 2/15/21	850,000	963,971
2.125%, 3/15/21	500,000	509,137
2.875%, 3/15/22	500,000	523,104
3.350%, 7/15/22	1,000,000	1,068,558
2.750%, 2/15/23	1,000,000	1,027,481
2.875%, 3/15/23	600,000	620,391
3.750%, 7/15/25	2,000,000	2,192,900
3.100%, 3/15/26	500,000	521,681

		62,008,430

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
5.000%, 7/15/20	600,000	667,950
3.875%, 7/15/23	1,094,000	1,154,674
Life Technologies Corp.
6.000%, 3/1/20	1,100,000	1,233,594
5.000%, 1/15/21	125,000	138,602
Thermo Fisher Scientific, Inc.
1.850%, 1/15/18	750,000	755,542
2.150%, 12/14/18	150,000	151,823
2.400%, 2/1/19	1,100,000	1,118,410
4.700%, 5/1/20	100,000	109,731
4.500%, 3/1/21	1,000,000	1,100,515
3.600%, 8/15/21	265,000	281,212
3.300%, 2/15/22	875,000	905,141
3.150%, 1/15/23	1,000,000	1,021,334
3.000%, 4/15/23	355,000	361,868
4.150%, 2/1/24	1,000,000	1,094,349
3.650%, 12/15/25	500,000	523,929

		10,618,674

Pharmaceuticals (1.3%)
AbbVie, Inc.
1.750%, 11/6/17	3,694,000	3,716,016
1.800%, 5/14/18	2,000,000	2,012,795
2.000%, 11/6/18	219,000	221,419
2.500%, 5/14/20	3,500,000	3,577,032
2.300%, 5/14/21	1,450,000	1,466,806
2.900%, 11/6/22	2,519,000	2,556,566
3.200%, 11/6/22	1,000,000	1,033,929
2.850%, 5/14/23	1,000,000	1,007,065
3.600%, 5/14/25	3,000,000	3,134,233
3.200%, 5/14/26	1,500,000	1,513,883
Actavis Funding SCS
2.350%, 3/12/18	2,000,000	2,025,876
2.450%, 6/15/19	535,000	541,306
3.000%, 3/12/20	2,400,000	2,472,281
3.450%, 3/15/22	$2,440,000	$2,534,552
3.850%, 6/15/24	1,250,000	1,302,425
3.800%, 3/15/25	3,125,000	3,258,071
Actavis, Inc.
6.125%, 8/15/19	388,000	434,964
3.250%, 10/1/22	1,300,000	1,322,027
Allergan, Inc.
1.350%, 3/15/18	425,000	422,800
3.375%, 9/15/20	1,000,000	1,040,061
2.800%, 3/15/23	400,000	395,869
AstraZeneca plc
5.900%, 9/15/17	2,125,000	2,250,397
1.750%, 11/16/18	1,000,000	1,013,133
2.375%, 11/16/20	1,500,000	1,539,658
3.375%, 11/16/25	1,500,000	1,572,429
Bristol-Myers Squibb Co.
0.875%, 8/1/17	600,000	600,621
1.750%, 3/1/19	750,000	764,331
2.000%, 8/1/22	656,000	665,021
Eli Lilly & Co.
1.950%, 3/15/19	500,000	511,749
2.750%, 6/1/25	1,500,000	1,595,310
GlaxoSmithKline Capital plc
2.850%, 5/8/22	2,000,000	2,100,401
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	1,956,000	2,118,353
2.800%, 3/18/23	1,156,000	1,216,671
Johnson & Johnson
5.550%, 8/15/17	2,100,000	2,212,934
1.125%, 11/21/17	1,000,000	1,005,152
5.150%, 7/15/18	200,000	217,197
1.125%, 3/1/19	465,000	467,785
1.650%, 3/1/21	750,000	762,883
3.550%, 5/15/21	500,000	552,644
2.450%, 12/5/21	1,250,000	1,323,281
2.050%, 3/1/23	750,000	767,683
3.375%, 12/5/23	500,000	556,175
2.450%, 3/1/26	750,000	775,087
Merck & Co., Inc.
1.100%, 1/31/18	1,000,000	1,006,900
1.300%, 5/18/18	823,000	830,491
1.850%, 2/10/20	1,000,000	1,021,912
3.875%, 1/15/21	1,000,000	1,098,729
2.350%, 2/10/22	1,500,000	1,552,978
2.400%, 9/15/22	1,200,000	1,235,993
2.800%, 5/18/23	1,700,000	1,784,597
2.750%, 2/10/25	1,000,000	1,042,791
Merck Sharp & Dohme Corp.
5.000%, 6/30/19	1,150,000	1,277,759
Mylan N.V.
3.000%, 12/15/18§	470,000	481,496
2.500%, 6/7/19 (b)§	735,000	744,826
3.750%, 12/15/20§	750,000	781,747
3.150%, 6/15/21 (b)§	1,750,000	1,772,623
3.950%, 6/15/26 (b)§	1,750,000	1,772,106
Mylan, Inc.
2.600%, 6/24/18	500,000	507,299
2.550%, 3/28/19	412,000	417,219
Novartis Capital Corp.
4.400%, 4/24/20	100,000	111,515
2.400%, 9/21/22	1,200,000	1,244,246

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
3.400%, 5/6/24	$1,000,000	$1,092,908
3.000%, 11/20/25	1,500,000	1,597,308
Novartis Securities Investment Ltd.
5.125%, 2/10/19	3,710,000	4,091,696
Perrigo Co. plc
4.000%, 11/15/23	1,700,000	1,752,448
Perrigo Finance Unlimited Co.
3.500%, 3/15/21 (x)	730,000	754,233
4.375%, 3/15/26	700,000	733,600
Pfizer, Inc.
4.650%, 3/1/18	62,000	65,913
1.500%, 6/15/18	1,000,000	1,011,257
6.200%, 3/15/19	3,056,000	3,447,941
1.450%, 6/3/19	1,250,000	1,260,550
1.200%, 6/3/21	1,000,000	1,005,538
1.950%, 6/3/21	1,250,000	1,265,899
3.000%, 6/15/23	1,000,000	1,066,512
3.400%, 5/15/24	1,500,000	1,645,115
2.750%, 6/3/26	1,000,000	1,032,554
Sanofi S.A.
1.250%, 4/10/18	1,638,000	1,646,355
4.000%, 3/29/21	2,106,000	2,324,272
Teva Pharmaceutical Finance Co. B.V.
2.950%, 12/18/22	937,000	944,674
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21	1,750,000	1,849,750
Teva Pharmaceutical Finance IV LLC
2.250%, 3/18/20	500,000	506,035
Zoetis, Inc.
1.875%, 2/1/18	600,000	600,810
3.450%, 11/13/20	250,000	260,554
3.250%, 2/1/23	1,185,000	1,210,535
4.500%, 11/13/25	750,000	822,120

		111,252,675

Total Health Care		261,732,326

Industrials (2.0%)
Aerospace & Defense (0.5%)
Boeing Co.
0.950%, 5/15/18	500,000	500,632
6.000%, 3/15/19	1,046,000	1,180,222
4.875%, 2/15/20	886,000	995,046
1.650%, 10/30/20	600,000	604,908
2.200%, 10/30/22	500,000	509,425
1.875%, 6/15/23	300,000	299,717
2.850%, 10/30/24	300,000	317,739
2.500%, 3/1/25	200,000	206,419
2.600%, 10/30/25	650,000	675,898
2.250%, 6/15/26	300,000	300,874
Embraer Netherlands Finance B.V.
5.050%, 6/15/25	1,750,000	1,709,575
Embraer Overseas Ltd.
5.696%, 9/16/23§	1,750,000	1,793,750
Embraer S.A.
5.150%, 6/15/22	1,750,000	1,771,350
General Dynamics Corp.
1.000%, 11/15/17	250,000	250,928
3.875%, 7/15/21	562,000	620,397
2.250%, 11/15/22	1,094,000	1,122,134
Hexcel Corp.
4.700%, 8/15/25	$150,000	$160,068
Honeywell International, Inc.
5.300%, 3/1/18	1,300,000	1,392,279
5.000%, 2/15/19	846,000	930,298
4.250%, 3/1/21	500,000	558,563
L-3 Communications Corp.
5.200%, 10/15/19	1,100,000	1,195,588
4.950%, 2/15/21	1,194,000	1,306,572
3.950%, 5/28/24	206,000	214,893
Lockheed Martin Corp.
1.850%, 11/23/18	460,000	466,225
4.250%, 11/15/19	1,624,000	1,774,410
2.500%, 11/23/20	1,000,000	1,029,967
3.350%, 9/15/21	500,000	534,570
3.100%, 1/15/23	500,000	528,407
2.900%, 3/1/25	250,000	258,870
3.550%, 1/15/26	1,250,000	1,363,907
Northrop Grumman Corp.
1.750%, 6/1/18	600,000	606,127
3.500%, 3/15/21	31,000	33,244
3.250%, 8/1/23	2,100,000	2,256,070
Precision Castparts Corp.
1.250%, 1/15/18	900,000	904,501
2.250%, 6/15/20	750,000	773,625
2.500%, 1/15/23	562,000	581,143
3.250%, 6/15/25	750,000	803,465
Raytheon Co.
6.400%, 12/15/18	208,000	234,046
4.400%, 2/15/20	1,069,000	1,180,113
3.125%, 10/15/20	1,156,000	1,237,213
2.500%, 12/15/22	500,000	520,675
Rockwell Collins, Inc.
5.250%, 7/15/19	235,000	261,620
3.100%, 11/15/21	550,000	575,599
Spirit AeroSystems, Inc.
3.850%, 6/15/26	375,000	387,199
Textron, Inc.
5.600%, 12/1/17	100,000	105,212
7.250%, 10/1/19	500,000	572,865
3.650%, 3/1/21	125,000	131,387
5.950%, 9/21/21 (x)	350,000	406,477
3.875%, 3/1/25	285,000	298,113
4.000%, 3/15/26	175,000	183,479
United Technologies Corp.
5.375%, 12/15/17	1,008,000	1,071,393
1.778%, 5/4/18 (e)	500,000	504,476
6.125%, 2/1/19	1,825,000	2,045,188
4.500%, 4/15/20	1,275,000	1,420,300
3.100%, 6/1/22	1,844,000	1,965,729

		43,632,890

Air Freight & Logistics (0.1%)
FedEx Corp.
8.000%, 1/15/19	682,000	793,057
2.300%, 2/1/20	500,000	510,466
2.625%, 8/1/22	276,000	282,237
2.700%, 4/15/23	450,000	457,145
4.000%, 1/15/24	450,000	495,063
3.200%, 2/1/25	750,000	780,023
3.250%, 4/1/26	500,000	519,759

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
United Parcel Service, Inc.
1.125%, 10/1/17	$200,000	$201,645
5.125%, 4/1/19	2,100,000	2,324,963
3.125%, 1/15/21	1,675,000	1,800,146
2.450%, 10/1/22	1,000,000	1,033,271

		9,197,775

Airlines (0.1%)
American Airlines, Inc.,
Series 2013-2 A 4.950%, 1/15/23	1,680,314	1,823,140
Continental Airlines, Inc.
Series 2010-A 4.750%, 1/12/21	1,344,264	1,436,749
Delta Air Lines, Inc.
Series 2010-2 A 4.950%, 5/23/19	677,652	715,736
Southwest Airlines Co.
2.750%, 11/6/19	750,000	773,925
2.650%, 11/5/20	250,000	256,925

		5,006,475

Building Products (0.0%)
Fortune Brands Home & Security, Inc.
3.000%, 6/15/20	300,000	309,027
4.000%, 6/15/25	350,000	370,018
Owens Corning, Inc.
4.200%, 12/15/22	1,000,000	1,067,500
4.200%, 12/1/24	300,000	313,125

		2,059,670

Commercial Services & Supplies (0.2%)
Board of Trustees of the Leland Stanford Junior University
4.750%, 5/1/19	300,000	330,023
Cornell University
5.450%, 2/1/19	400,000	442,902
Pitney Bowes, Inc.
5.750%, 9/15/17	127,000	132,931
4.750%, 5/15/18	62,000	65,388
6.250%, 3/15/19	1,100,000	1,203,805
4.625%, 3/15/24	500,000	526,899
Republic Services, Inc.
3.800%, 5/15/18	500,000	522,980
5.500%, 9/15/19	1,214,000	1,350,584
5.000%, 3/1/20	600,000	658,836
5.250%, 11/15/21	406,000	469,481
3.550%, 6/1/22	1,000,000	1,083,401
4.750%, 5/15/23	1,000,000	1,144,117
Waste Management, Inc.
6.100%, 3/15/18	446,000	483,836
4.750%, 6/30/20	300,000	335,404
4.600%, 3/1/21	500,000	554,070
2.900%, 9/15/22	500,000	521,794
3.500%, 5/15/24	500,000	537,648
3.125%, 3/1/25	1,000,000	1,041,292
Yale University
2.086%, 4/15/19	300,000	309,457

		11,714,848

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
2.875%, 5/8/22	$1,306,000	$1,369,668
Fluor Corp.
3.500%, 12/15/24	900,000	964,577

		2,334,245

Electrical Equipment (0.1%)
Eaton Corp.
1.500%, 11/2/17	500,000	502,172
6.950%, 3/20/19	1,000,000	1,129,539
2.750%, 11/2/22	1,531,000	1,570,244
Emerson Electric Co.
4.875%, 10/15/19	1,200,000	1,326,692
2.625%, 12/1/21	450,000	471,824
2.625%, 2/15/23	256,000	264,020
3.150%, 6/1/25	350,000	369,433
Hubbell, Inc.
3.350%, 3/1/26	750,000	785,307
Rockwell Automation, Inc.
2.050%, 3/1/20	500,000	507,050
2.875%, 3/1/25	500,000	517,562

		7,443,843

Industrial Conglomerates (0.3%)
3M Co.
1.375%, 8/7/18	500,000	507,600
1.625%, 6/15/19	1,000,000	1,017,558
2.000%, 8/7/20	500,000	512,322
2.000%, 6/26/22	1,000,000	1,022,025
3.000%, 8/7/25	750,000	817,783
Acuity Brands Lighting, Inc.
6.000%, 12/15/19	100,000	110,870
Carlisle Cos., Inc.
5.125%, 12/15/20	250,000	273,404
Danaher Corp.
5.625%, 1/15/18	546,000	586,384
1.650%, 9/15/18	185,000	187,813
5.400%, 3/1/19	500,000	555,063
2.400%, 9/15/20	500,000	520,354
3.900%, 6/23/21	662,000	732,235
3.350%, 9/15/25	310,000	341,757
Eaton Electric Holdings LLC
3.875%, 12/15/20	600,000	634,105
General Electric Co.
5.625%, 9/15/17	62,000	65,556
5.250%, 12/6/17	3,291,000	3,497,750
2.700%, 10/9/22	3,375,000	3,528,633
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	1,071,000	1,189,926
2.875%, 1/15/19	750,000	777,423
Koninklijke Philips N.V.
5.750%, 3/11/18	1,700,000	1,817,709
3.750%, 3/15/22	406,000	435,996
Pentair Finance S.A.
1.875%, 9/15/17	1,000,000	1,000,487
2.650%, 12/1/19	156,000	155,485
5.000%, 5/15/21	550,000	595,444
3.150%, 9/15/22 (x)	500,000	492,343
Roper Technologies, Inc.
2.050%, 10/1/18	1,750,000	1,772,532

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
6.250%, 9/1/19	$500,000	$564,543
3.000%, 12/15/20	250,000	258,690
3.125%, 11/15/22	625,000	639,801
3.850%, 12/15/25	125,000	133,549
Tyco Electronics Group S.A.
6.550%, 10/1/17	1,225,000	1,303,462
2.375%, 12/17/18	240,000	243,207
2.350%, 8/1/19	250,000	253,776
3.450%, 8/1/24	290,000	305,794
3.700%, 2/15/26	250,000	265,703

		27,117,082

Machinery (0.2%)
Caterpillar, Inc.
3.900%, 5/27/21	1,000,000	1,103,793
2.600%, 6/26/22	844,000	871,175
3.400%, 5/15/24	715,000	769,520
Crane Co.
2.750%, 12/15/18	350,000	358,169
4.450%, 12/15/23	400,000	429,454
Cummins, Inc.
3.650%, 10/1/23	500,000	544,339
Deere & Co.
4.375%, 10/16/19	658,000	725,557
2.600%, 6/8/22	1,312,000	1,350,935
Dover Corp.
5.450%, 3/15/18	616,000	658,421
4.300%, 3/1/21	656,000	724,198
3.150%, 11/15/25	250,000	264,586
Flowserve Corp.
4.000%, 11/15/23	700,000	715,205
IDEX Corp.
4.200%, 12/15/21	300,000	321,608
Illinois Tool Works, Inc.
6.250%, 4/1/19	600,000	678,265
3.375%, 9/15/21	300,000	322,369
3.500%, 3/1/24	1,000,000	1,102,397
Ingersoll-Rand Luxembourg Finance S.A.
2.625%, 5/1/20	500,000	507,218
Kennametal, Inc.
2.650%, 11/1/19	250,000	250,055
3.875%, 2/15/22	560,000	551,110
Pall Corp.
5.000%, 6/15/20	300,000	339,856
Parker-Hannifin Corp.
5.500%, 5/15/18	500,000	541,091
3.300%, 11/21/24	600,000	646,130
Snap-on, Inc.
4.250%, 1/15/18	200,000	209,356
Stanley Black & Decker, Inc.
2.451%, 11/17/18	500,000	510,955
2.900%, 11/1/22	994,000	1,042,360
5.750%, 12/15/53 (l)(x)	600,000	625,500
Trinity Industries, Inc.
4.550%, 10/1/24	450,000	421,659
Wabtec Corp.
4.375%, 8/15/23	200,000	216,018

		16,801,299

Professional Services (0.0%)
Dun & Bradstreet Corp.
4.000%, 6/15/20	500,000	521,889
4.375%, 12/1/22	$500,000	$515,573
Equifax, Inc.
2.300%, 6/1/21	300,000	302,881
3.300%, 12/15/22	461,000	486,844
3.250%, 6/1/26	200,000	206,601
Verisk Analytics, Inc.
5.800%, 5/1/21	600,000	688,221
4.000%, 6/15/25	400,000	414,065

		3,136,074

Road & Rail (0.4%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	471,000	507,863
4.700%, 10/1/19	725,000	801,515
3.600%, 9/1/20	1,500,000	1,616,605
3.050%, 3/15/22	2,156,000	2,290,513
3.850%, 9/1/23	750,000	832,738
3.750%, 4/1/24	250,000	277,176
3.400%, 9/1/24	500,000	543,858
3.000%, 4/1/25	750,000	795,732
3.650%, 9/1/25	500,000	557,388
Canadian National Railway Co.
5.550%, 5/15/18	157,000	169,470
5.550%, 3/1/19	1,133,000	1,260,941
2.250%, 11/15/22	900,000	913,515
2.950%, 11/21/24	250,000	265,924
Canadian Pacific Railway Co.
6.500%, 5/15/18	159,000	172,492
7.250%, 5/15/19	645,000	745,622
2.900%, 2/1/25	1,000,000	1,015,308
CSX Corp.
6.250%, 3/15/18	460,000	497,904
7.375%, 2/1/19	1,055,000	1,212,590
3.700%, 10/30/20	200,000	214,317
4.250%, 6/1/21	500,000	550,516
3.700%, 11/1/23	1,000,000	1,090,495
3.350%, 11/1/25	500,000	531,506
J.B. Hunt Transport Services, Inc.
3.300%, 8/15/22	300,000	308,989
3.850%, 3/15/24	750,000	792,394
Kansas City Southern
2.350%, 5/15/20§	400,000	401,253
3.000%, 5/15/23§	121,000	122,001
3.125%, 6/1/26	155,000	157,377
Norfolk Southern Corp.
5.750%, 4/1/18	446,000	480,384
5.900%, 6/15/19	1,317,000	1,479,387
2.903%, 2/15/23	1,150,000	1,185,848
2.900%, 6/15/26	500,000	514,650
Ryder System, Inc.
2.500%, 3/1/18	250,000	253,185
2.450%, 11/15/18	600,000	609,749
2.350%, 2/26/19	250,000	253,256
2.550%, 6/1/19	310,000	315,485
2.500%, 5/11/20	1,000,000	1,007,942
2.875%, 9/1/20	250,000	255,279
3.450%, 11/15/21	250,000	261,235
Union Pacific Corp.
2.250%, 2/15/19	1,000,000	1,025,619
1.800%, 2/1/20	1,000,000	1,013,773
2.250%, 6/19/20	250,000	257,201
4.000%, 2/1/21	170,000	188,215

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
2.950%, 1/15/23	$500,000	$531,077
2.750%, 4/15/23	1,000,000	1,048,391
3.646%, 2/15/24	500,000	552,055
3.250%, 8/15/25	250,000	270,887
2.750%, 3/1/26	250,000	258,184

		30,407,804

Trading Companies & Distributors (0.1%)
Air Lease Corp.
2.625%, 9/4/18	500,000	497,500
3.375%, 1/15/19 (x)	2,750,000	2,810,156
3.875%, 4/1/21 (x)	125,000	130,078
4.250%, 9/15/24	1,000,000	1,018,125
GATX Corp.
2.375%, 7/30/18	388,000	390,386
2.500%, 3/15/19	700,000	707,423
2.500%, 7/30/19	500,000	505,024
4.850%, 6/1/21	100,000	107,330
3.900%, 3/30/23	151,000	153,085
3.250%, 3/30/25	400,000	389,664

		6,708,771

Total Industrials		165,560,776

Information Technology (2.8%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
1.400%, 2/28/18	335,000	338,134
1.650%, 6/15/18	1,000,000	1,012,591
4.950%, 2/15/19	2,757,000	3,031,180
1.600%, 2/28/19	375,000	380,088
2.125%, 3/1/19	1,650,000	1,694,010
4.450%, 1/15/20	1,312,000	1,450,726
2.450%, 6/15/20	1,000,000	1,034,002
2.200%, 2/28/21	1,250,000	1,288,281
2.900%, 3/4/21	570,000	604,340
3.000%, 6/15/22	450,000	483,695
2.600%, 2/28/23	500,000	520,240
3.625%, 3/4/24	1,000,000	1,115,570
3.500%, 6/15/25	425,000	470,284
2.950%, 2/28/26	750,000	797,867
Harris Corp.
1.999%, 4/27/18	165,000	165,663
2.700%, 4/27/20	100,000	101,263
4.400%, 12/15/20	1,000,000	1,080,605
3.832%, 4/27/25	200,000	212,331
Juniper Networks, Inc.
3.125%, 2/26/19	250,000	256,816
3.300%, 6/15/20	350,000	359,402
4.600%, 3/15/21	62,000	66,257
4.500%, 3/15/24	175,000	182,831
4.350%, 6/15/25	350,000	360,930
Motorola Solutions, Inc.
3.500%, 9/1/21	1,000,000	1,013,635
3.750%, 5/15/22	94,000	93,057
3.500%, 3/1/23	1,000,000	965,653
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	1,094,000	1,168,736

		20,248,187

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp.
2.550%, 1/30/19	$750,000	$761,969
3.125%, 9/15/21	1,000,000	1,028,202
Arrow Electronics, Inc.
3.000%, 3/1/18	150,000	151,461
6.000%, 4/1/20	304,000	338,081
3.500%, 4/1/22	1,500,000	1,536,286
Avnet, Inc.
5.875%, 6/15/20	500,000	553,274
4.625%, 4/15/26	500,000	519,943
Corning, Inc.
1.450%, 11/15/17	600,000	600,320
4.250%, 8/15/20	274,000	299,402
2.900%, 5/15/22	650,000	662,026
3.700%, 11/15/23	187,000	197,572
Flextronics International Ltd.
4.750%, 6/15/25	800,000	808,000
FLIR Systems, Inc.
3.125%, 6/15/21	250,000	256,925
Fortive Corp.
1.800%, 6/15/19 (b)§	250,000	251,107
2.350%, 6/15/21 (b)§	500,000	507,390
3.150%, 6/15/26 (b)§	750,000	772,839
Ingram Micro, Inc.
5.250%, 9/1/17	62,000	63,745
5.000%, 8/10/22	600,000	608,446
4.950%, 12/15/24	200,000	197,162
Jabil Circuit, Inc.
4.700%, 9/15/22	1,000,000	1,017,500
Keysight Technologies, Inc.
3.300%, 10/30/19	600,000	606,806
4.550%, 10/30/24	600,000	608,640
Tech Data Corp.
3.750%, 9/21/17	300,000	307,473
Trimble Navigation Ltd.
4.750%, 12/1/24	350,000	361,244

		13,015,813

Internet Software & Services (0.2%)
Alibaba Group Holding Ltd.
1.625%, 11/28/17	530,000	530,528
2.500%, 11/28/19	1,250,000	1,260,765
3.125%, 11/28/21	1,300,000	1,332,500
3.600%, 11/28/24	2,500,000	2,562,500
Alphabet, Inc.
3.625%, 5/19/21	950,000	1,048,794
3.375%, 2/25/24	500,000	551,452
Baidu, Inc.
2.250%, 11/28/17	500,000	504,250
3.250%, 8/6/18	1,226,000	1,257,139
2.750%, 6/9/19	500,000	508,135
3.000%, 6/30/20	900,000	918,000
3.500%, 11/28/22 (x)	500,000	513,315
4.125%, 6/30/25 (x)	695,000	727,811
eBay, Inc.
1.350%, 7/15/17	571,000	571,937
2.500%, 3/9/18	905,000	920,879
3.250%, 10/15/20	362,000	379,508
2.875%, 8/1/21	1,150,000	1,186,636
3.800%, 3/9/22	1,250,000	1,321,855
2.600%, 7/15/22	1,100,000	1,082,543

		17,178,547

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
IT Services (0.6%)
Automatic Data Processing, Inc.
2.250%, 9/15/20	$1,000,000	$1,037,522
3.375%, 9/15/25	500,000	541,381
Broadridge Financial Solutions, Inc.
3.950%, 9/1/20	400,000	424,603
3.400%, 6/27/26	350,000	352,562
Computer Sciences Corp.
4.450%, 9/15/22 (x)	200,000	211,739
Fidelity National Information Services, Inc.
2.000%, 4/15/18	129,000	129,700
2.850%, 10/15/18	530,000	542,906
3.625%, 10/15/20	600,000	634,272
5.000%, 3/15/22	1,000,000	1,054,306
4.500%, 10/15/22	400,000	437,320
3.500%, 4/15/23	500,000	517,529
3.875%, 6/5/24	1,000,000	1,060,914
5.000%, 10/15/25	1,000,000	1,133,962
Fiserv, Inc.
2.700%, 6/1/20	1,000,000	1,032,518
4.750%, 6/15/21	94,000	104,157
3.500%, 10/1/22	500,000	528,101
3.850%, 6/1/25	1,500,000	1,602,813
International Business Machines Corp.
5.700%, 9/14/17	5,188,000	5,481,865
1.250%, 2/8/18	1,200,000	1,208,249
1.800%, 5/17/19	1,000,000	1,018,932
1.625%, 5/15/20 (x)	2,200,000	2,214,638
2.250%, 2/19/21	1,000,000	1,028,114
1.875%, 8/1/22	1,750,000	1,745,679
2.875%, 11/9/22	1,000,000	1,051,436
3.375%, 8/1/23	1,000,000	1,075,762
3.625%, 2/12/24	1,000,000	1,090,569
3.450%, 2/19/26	1,000,000	1,084,379
MasterCard, Inc.
3.375%, 4/1/24	1,000,000	1,083,883
Total System Services, Inc.
2.375%, 6/1/18	320,000	321,867
3.800%, 4/1/21	250,000	264,978
3.750%, 6/1/23	450,000	456,635
4.800%, 4/1/26	1,000,000	1,082,314
Visa, Inc.
1.200%, 12/14/17	655,000	658,858
2.200%, 12/14/20	2,500,000	2,574,615
2.800%, 12/14/22	1,750,000	1,851,581
3.150%, 12/14/25	3,450,000	3,690,411
Western Union Co.
2.875%, 12/10/17	250,000	255,023
5.253%, 4/1/20	1,002,000	1,101,410
Xerox Corp.
6.350%, 5/15/18	1,115,000	1,185,789
2.750%, 3/15/19	500,000	496,343
5.625%, 12/15/19	639,000	685,174
2.800%, 5/15/20	750,000	725,852
3.500%, 8/20/20	250,000	246,381
4.500%, 5/15/21	185,000	185,985
3.800%, 5/15/24	750,000	679,879

		45,892,906

Semiconductors & Semiconductor Equipment (0.3%)
Altera Corp.
2.500%, 11/15/18	500,000	516,130
4.100%, 11/15/23	$600,000	$683,648
Analog Devices, Inc.
2.875%, 6/1/23	250,000	258,413
3.900%, 12/15/25	450,000	497,319
Applied Materials, Inc.
2.625%, 10/1/20	430,000	446,293
4.300%, 6/15/21	625,000	695,955
Intel Corp.
1.350%, 12/15/17	2,000,000	2,012,139
2.450%, 7/29/20	1,525,000	1,584,793
1.700%, 5/19/21	250,000	251,539
3.300%, 10/1/21	1,257,000	1,360,568
3.100%, 7/29/22	600,000	642,930
2.700%, 12/15/22	1,875,000	1,963,586
3.700%, 7/29/25	1,795,000	1,987,263
2.600%, 5/19/26	500,000	506,861
KLA-Tencor Corp.
2.375%, 11/1/17	500,000	505,017
3.375%, 11/1/19	1,000,000	1,036,630
4.125%, 11/1/21	571,000	610,408
Lam Research Corp.
2.750%, 3/15/20	350,000	357,647
2.800%, 6/15/21	750,000	763,969
3.450%, 6/15/23	375,000	387,930
3.800%, 3/15/25	350,000	364,684
3.900%, 6/15/26	1,000,000	1,056,086
Maxim Integrated Products, Inc.
2.500%, 11/15/18	750,000	761,059
3.375%, 3/15/23	400,000	404,414
QUALCOMM, Inc.
1.400%, 5/18/18	978,000	986,967
2.250%, 5/20/20	1,000,000	1,029,074
3.000%, 5/20/22	2,500,000	2,609,298
Texas Instruments, Inc.
1.000%, 5/1/18	500,000	500,673
1.650%, 8/3/19	350,000	354,306
1.750%, 5/1/20	250,000	253,271
2.750%, 3/12/21	1,100,000	1,165,588
1.850%, 5/15/22	500,000	503,098
2.250%, 5/1/23	750,000	751,851
Xilinx, Inc.
2.125%, 3/15/19	500,000	508,259
3.000%, 3/15/21	500,000	522,036

		28,839,702

Software (0.6%)
Adobe Systems, Inc.
4.750%, 2/1/20	837,000	924,023
Autodesk, Inc.
1.950%, 12/15/17	297,000	297,740
3.125%, 6/15/20	600,000	615,173
4.375%, 6/15/25	600,000	623,737
CA, Inc.
2.875%, 8/15/18	500,000	509,692
5.375%, 12/1/19	400,000	439,177
3.600%, 8/1/20	300,000	309,670
4.500%, 8/15/23	250,000	271,800
Cadence Design Systems, Inc.
4.375%, 10/15/24	175,000	178,462
CDK Global, Inc.
3.300%, 10/15/19	400,000	400,426
4.500%, 10/15/24	405,000	402,251

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Electronic Arts, Inc.
3.700%, 3/1/21	$500,000	$526,107
4.800%, 3/1/26	600,000	641,257
Microsoft Corp.
1.000%, 5/1/18	487,000	488,623
1.300%, 11/3/18	1,720,000	1,733,555
1.625%, 12/6/18	900,000	913,673
4.200%, 6/1/19	736,000	799,954
3.000%, 10/1/20	594,000	632,090
2.000%, 11/3/20	2,250,000	2,300,905
4.000%, 2/8/21	1,000,000	1,112,102
2.375%, 2/12/22	1,000,000	1,035,597
2.650%, 11/3/22	1,000,000	1,047,328
2.125%, 11/15/22	500,000	507,981
2.375%, 5/1/23	1,250,000	1,283,473
3.625%, 12/15/23	2,000,000	2,215,752
2.700%, 2/12/25 (x)	1,500,000	1,554,966
3.125%, 11/3/25	2,600,000	2,777,600
Oracle Corp.
1.200%, 10/15/17	1,000,000	1,002,570
5.750%, 4/15/18	1,362,000	1,474,368
2.375%, 1/15/19	1,500,000	1,542,704
5.000%, 7/8/19	2,000,000	2,217,900
2.250%, 10/8/19	2,000,000	2,061,636
2.800%, 7/8/21	585,000	613,852
1.900%, 9/15/21	2,755,000	2,757,142
2.500%, 5/15/22	2,000,000	2,035,017
2.500%, 10/15/22	1,875,000	1,913,875
3.625%, 7/15/23	1,000,000	1,089,948
2.400%, 9/15/23	1,000,000	999,986
3.400%, 7/8/24	2,000,000	2,153,987
2.950%, 5/15/25	3,000,000	3,117,379
2.650%, 7/15/26	2,805,000	2,816,837
Symantec Corp.
4.200%, 9/15/20	500,000	520,604
3.950%, 6/15/22	1,000,000	1,017,464

		51,878,383

Technology Hardware, Storage & Peripherals (0.7%)
Apple, Inc.
1.300%, 2/23/18	375,000	377,781
1.000%, 5/3/18	4,256,000	4,265,333
1.700%, 2/22/19	435,000	442,317
2.100%, 5/6/19	2,650,000	2,725,794
1.550%, 2/7/20	1,000,000	1,006,052
2.000%, 5/6/20	1,000,000	1,019,972
2.250%, 2/23/21	2,250,000	2,311,217
2.850%, 5/6/21	935,000	985,513
2.150%, 2/9/22	1,000,000	1,013,741
2.700%, 5/13/22	1,000,000	1,040,190
2.850%, 2/23/23	1,250,000	1,310,463
2.400%, 5/3/23	4,707,000	4,775,754
3.450%, 5/6/24	4,000,000	4,351,367
2.500%, 2/9/25	1,000,000	1,008,017
3.250%, 2/23/26	2,255,000	2,393,588
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.480%, 6/1/19§	1,325,000	1,355,470
4.420%, 6/15/21§	2,000,000	2,055,196
5.450%, 6/15/23§	2,075,000	2,153,203
6.020%, 6/15/26§	1,405,000	1,465,770
EMC Corp.
1.875%, 6/1/18	$1,600,000	$1,568,000
2.650%, 6/1/20	1,250,000	1,192,188
3.375%, 6/1/23 (x)	1,800,000	1,629,000
Hewlett Packard Enterprise Co.
2.450%, 10/5/17§	1,500,000	1,516,314
2.850%, 10/5/18§	2,420,000	2,472,473
3.600%, 10/15/20§	1,350,000	1,406,478
4.400%, 10/15/22§	1,500,000	1,607,348
4.900%, 10/15/25§	3,000,000	3,129,477
HP, Inc.
3.750%, 12/1/20	41,000	43,361
4.375%, 9/15/21	300,000	320,954
4.650%, 12/9/21	2,000,000	2,170,716
4.050%, 9/15/22 (x)	1,000,000	1,050,526
Lexmark International, Inc.
5.125%, 3/15/20	500,000	519,709
NetApp, Inc.
2.000%, 12/15/17	562,000	564,679
3.375%, 6/15/21	550,000	559,981
Seagate HDD Cayman
3.750%, 11/15/18	2,500,000	2,500,000

		58,307,942

Total Information Technology		235,361,480

Materials (1.1%)
Chemicals (0.6%)
Agrium, Inc.
6.750%, 1/15/19	500,000	553,081
3.150%, 10/1/22	131,000	134,052
3.500%, 6/1/23	1,000,000	1,040,360
Air Products and Chemicals, Inc.
4.375%, 8/21/19	439,000	479,458
2.750%, 2/3/23	1,000,000	1,027,598
3.350%, 7/31/24	750,000	809,008
Airgas, Inc.
1.650%, 2/15/18	500,000	501,473
3.050%, 8/1/20	500,000	517,108
3.650%, 7/15/24	450,000	473,307
Albemarle Corp.
3.000%, 12/1/19	250,000	253,220
4.500%, 12/15/20	500,000	532,072
4.150%, 12/1/24	250,000	262,564
Cabot Corp.
3.700%, 7/15/22	500,000	517,713
CF Industries, Inc.
7.125%, 5/1/20	1,094,000	1,262,484
3.450%, 6/1/23	1,000,000	999,195
Dow Chemical Co.
8.550%, 5/15/19	2,642,000	3,142,780
4.250%, 11/15/20	1,984,000	2,167,228
4.125%, 11/15/21	100,000	110,290
3.000%, 11/15/22	1,000,000	1,033,553
E.I. du Pont de Nemours & Co.
6.000%, 7/15/18	2,203,000	2,408,402
5.750%, 3/15/19	500,000	557,634
3.625%, 1/15/21	1,700,000	1,828,739
2.800%, 2/15/23	1,000,000	1,022,776
Eastman Chemical Co.
5.500%, 11/15/19	472,000	522,702

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
2.700%, 1/15/20	$1,000,000	$1,027,818
3.600%, 8/15/22	1,125,000	1,181,533
3.800%, 3/15/25 (x)	1,000,000	1,056,533
Ecolab, Inc.
2.000%, 1/14/19	500,000	505,798
2.250%, 1/12/20	400,000	407,044
4.350%, 12/8/21	1,356,000	1,523,482
3.250%, 1/14/23	500,000	520,277
FMC Corp.
4.100%, 2/1/24	1,500,000	1,580,483
Lubrizol Corp.
8.875%, 2/1/19	500,000	595,120
LYB International Finance B.V.
4.000%, 7/15/23	1,100,000	1,176,386
LyondellBasell Industries N.V.
5.000%, 4/15/19	2,000,000	2,169,453
6.000%, 11/15/21	1,800,000	2,110,460
Methanex Corp.
3.250%, 12/15/19	220,000	210,703
4.250%, 12/1/24	650,000	579,556
Monsanto Co.
5.125%, 4/15/18	869,000	925,517
1.850%, 11/15/18	400,000	403,283
2.750%, 7/15/21	750,000	773,184
2.200%, 7/15/22	250,000	246,052
Mosaic Co.
4.250%, 11/15/23	1,000,000	1,075,183
NewMarket Corp.
4.100%, 12/15/22	167,000	171,519
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17	843,000	864,614
6.500%, 5/15/19	860,000	972,842
4.875%, 3/30/20	194,000	213,578
3.625%, 3/15/24	500,000	527,982
PPG Industries, Inc.
3.600%, 11/15/20	350,000	366,502
Praxair, Inc.
1.050%, 11/7/17	656,000	656,884
1.250%, 11/7/18	1,400,000	1,404,904
4.500%, 8/15/19	800,000	874,904
2.250%, 9/24/20	500,000	516,029
4.050%, 3/15/21	500,000	555,030
3.000%, 9/1/21	600,000	637,863
2.200%, 8/15/22	450,000	460,761
2.700%, 2/21/23	500,000	519,543
3.200%, 1/30/26	350,000	378,380
RPM International, Inc.
6.125%, 10/15/19	700,000	779,065
Sherwin-Williams Co.
1.350%, 12/15/17	550,000	552,549
Valspar Corp.
7.250%, 6/15/19	439,000	500,128
4.200%, 1/15/22	200,000	213,331
3.300%, 2/1/25	200,000	201,647
Westlake Chemical Corp.
3.600%, 7/15/22	308,000	309,155

		51,901,872

Construction Materials (0.1%)
CRH America, Inc.
8.125%, 7/15/18	269,000	301,550
Martin Marietta Materials, Inc.
6.600%, 4/15/18	$300,000	$322,500
4.250%, 7/2/24	285,000	303,882
Vulcan Materials Co.
7.500%, 6/15/21	1,250,000	1,501,625
4.500%, 4/1/25	1,250,000	1,335,156

		3,764,713

Containers & Packaging (0.1%)
Avery Dennison Corp.
5.375%, 4/15/20	169,000	183,709
3.350%, 4/15/23	300,000	306,382
Bemis Co., Inc.
6.800%, 8/1/19	471,000	537,310
International Paper Co.
7.950%, 6/15/18	1,744,000	1,962,821
7.500%, 8/15/21	156,000	190,128
4.750%, 2/15/22	194,000	216,793
3.650%, 6/15/24	1,900,000	2,002,803
Packaging Corp. of America
3.900%, 6/15/22	500,000	531,379
4.500%, 11/1/23	200,000	217,655
3.650%, 9/15/24	1,000,000	1,033,455
WestRock RKT Co.
4.900%, 3/1/22	1,500,000	1,659,087

		8,841,522

Metals & Mining (0.3%)
Barrick Gold Corp.
4.100%, 5/1/23	283,000	298,783
Barrick North America Finance LLC
4.400%, 5/30/21	1,700,000	1,830,037
BHP Billiton Finance USA Ltd.
6.500%, 4/1/19	1,502,000	1,699,404
3.250%, 11/21/21	500,000	527,902
2.875%, 2/24/22	1,406,000	1,439,112
3.850%, 9/30/23 (x)	2,100,000	2,290,942
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21	1,800,000	1,926,000
Goldcorp, Inc.
2.125%, 3/15/18	656,000	651,787
3.625%, 6/9/21	330,000	339,006
3.700%, 3/15/23	600,000	606,709
Newmont Mining Corp.
3.500%, 3/15/22	1,156,000	1,197,569
Nucor Corp.
5.750%, 12/1/17	808,000	852,135
5.850%, 6/1/18	800,000	860,289
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	500,000	510,486
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19	1,087,000	1,310,108
4.125%, 5/20/21 (x)	1,500,000	1,632,331
3.750%, 9/20/21	1,000,000	1,072,513
Rio Tinto Finance USA plc
3.500%, 3/22/22	687,000	722,995
2.875%, 8/21/22	1,100,000	1,124,487
Southern Copper Corp.
5.375%, 4/16/20 (x)	253,000	273,620
3.500%, 11/8/22	244,000	240,950
3.875%, 4/23/25	300,000	295,200

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Vale Overseas Ltd.
4.625%, 9/15/20	$1,700,000	$1,628,600
5.875%, 6/10/21 (x)	1,250,000	1,251,562
4.375%, 1/11/22 (x)	1,062,000	985,430
Worthington Industries, Inc.
4.550%, 4/15/26	100,000	103,100
Yamana Gold, Inc.
4.950%, 7/15/24	250,000	246,421

		25,917,478

Paper & Forest Products (0.0%)
Domtar Corp.
4.400%, 4/1/22	2,000,000	2,030,000

Total Materials		92,455,585

Telecommunication Services (1.1%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.
1.400%, 12/1/17	1,000,000	1,001,279
1.750%, 1/15/18	1,000,000	1,004,850
5.500%, 2/1/18	2,000,000	2,128,692
2.375%, 11/27/18 (x)	1,500,000	1,530,580
5.800%, 2/15/19	1,901,000	2,107,620
2.300%, 3/11/19	1,415,000	1,445,269
5.875%, 10/1/19	800,000	904,167
5.200%, 3/15/20	604,000	671,639
2.450%, 6/30/20	1,500,000	1,531,508
4.600%, 2/15/21	1,312,000	1,447,556
2.800%, 2/17/21	1,750,000	1,796,096
5.000%, 3/1/21	1,800,000	2,015,580
4.450%, 5/15/21	1,500,000	1,646,350
3.875%, 8/15/21	497,000	532,178
3.000%, 2/15/22	1,000,000	1,025,080
3.800%, 3/15/22	1,850,000	1,974,281
3.000%, 6/30/22	2,050,000	2,102,214
2.625%, 12/1/22	1,156,000	1,159,835
3.600%, 2/17/23	1,850,000	1,928,510
3.900%, 3/11/24 (x)	1,000,000	1,057,781
4.450%, 4/1/24	1,500,000	1,644,393
3.950%, 1/15/25	1,000,000	1,064,392
3.400%, 5/15/25	4,000,000	4,081,412
4.125%, 2/17/26	2,750,000	2,953,179
British Telecommunications plc
5.950%, 1/15/18	1,200,000	1,284,950
2.350%, 2/14/19	1,000,000	1,023,100
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%, 12/15/17	500,000	506,802
3.849%, 4/15/23	500,000	532,518
Deutsche Telekom International Finance B.V.
6.750%, 8/20/18	1,650,000	1,839,753
6.000%, 7/8/19	100,000	113,056
Emirates Telecommunications Corp.
2.375%, 6/18/19 (m)	1,000,000	1,008,750
3.500%, 6/18/24 (m)	1,000,000	1,043,750
Orange S.A.
2.750%, 2/6/19	1,000,000	1,032,424
5.375%, 7/8/19	500,000	555,467
4.125%, 9/14/21	1,000,000	1,106,097
Qwest Corp.
6.750%, 12/1/21	700,000	757,330
Telefonica Emisiones S.A.U.
6.221%, 7/3/17	$473,000	$494,193
3.192%, 4/27/18	1,000,000	1,028,774
5.877%, 7/15/19	570,000	639,888
5.134%, 4/27/20	629,000	696,861
5.462%, 2/16/21	2,456,000	2,800,719
4.570%, 4/27/23	500,000	553,021
Telefonos de Mexico S.A.B. de C.V.
5.500%, 11/15/19	1,100,000	1,217,997
Verizon Communications, Inc.
1.100%, 11/1/17	1,000,000	1,000,204
3.650%, 9/14/18	3,000,000	3,156,615
2.550%, 6/17/19	1,000,000	1,033,823
4.500%, 9/15/20	2,228,000	2,469,348
3.450%, 3/15/21	2,600,000	2,788,455
4.600%, 4/1/21	1,800,000	2,024,617
3.000%, 11/1/21	625,000	657,604
3.500%, 11/1/21	1,000,000	1,077,326
2.450%, 11/1/22	1,406,000	1,424,831
5.150%, 9/15/23	6,000,000	6,990,992
4.150%, 3/15/24	2,000,000	2,206,785
3.500%, 11/1/24	1,750,000	1,855,967

		83,676,458

Wireless Telecommunication Services (0.1%)
America Movil S.A.B. de C.V.
5.625%, 11/15/17	800,000	842,428
5.000%, 3/30/20	1,460,000	1,614,760
3.125%, 7/16/22	1,200,000	1,229,556
Rogers Communications, Inc.
6.800%, 8/15/18	1,391,000	1,537,759
3.000%, 3/15/23	750,000	777,963
3.625%, 12/15/25	500,000	534,719
Vodafone Group plc
1.250%, 9/26/17	1,000,000	999,220
1.500%, 2/19/18	2,000,000	2,000,634
5.450%, 6/10/19	1,526,000	1,679,473
2.500%, 9/26/22	700,000	690,570
2.950%, 2/19/23	1,306,000	1,309,752

		13,216,834

Total Telecommunication Services		96,893,292

Utilities (1.7%)
Electric Utilities (1.1%)
Alabama Power Co.
2.800%, 4/1/25	250,000	261,090
American Electric Power Co., Inc.
1.650%, 12/15/17	500,000	501,277
2.950%, 12/15/22	150,000	156,170
Appalachian Power Co.
3.400%, 6/1/25	350,000	370,748
Arizona Public Service Co.
8.750%, 3/1/19	461,000	542,266
2.200%, 1/15/20	250,000	255,584
3.350%, 6/15/24	200,000	214,622
3.150%, 5/15/25	200,000	213,397
Baltimore Gas & Electric Co.
2.800%, 8/15/22	300,000	310,695

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
CenterPoint Energy Houston Electric LLC
2.250%, 8/1/22	$250,000	$250,608
Cleco Corporate Holdings LLC
3.743%, 5/1/26§	750,000	769,701
Commonwealth Edison Co.
6.150%, 9/15/17	940,000	997,905
2.150%, 1/15/19	1,000,000	1,025,189
4.000%, 8/1/20	431,000	471,149
3.400%, 9/1/21	250,000	270,803
Connecticut Light & Power Co.
5.650%, 5/1/18	100,000	108,113
5.500%, 2/1/19	500,000	552,003
2.500%, 1/15/23	156,000	158,620
DTE Electric Co.
5.600%, 6/15/18	250,000	272,429
3.900%, 6/1/21	500,000	553,733
3.650%, 3/15/24	245,000	269,277
Duke Energy Carolinas LLC
7.000%, 11/15/18	446,000	506,368
4.300%, 6/15/20	250,000	277,467
2.500%, 3/15/23	500,000	516,765
Duke Energy Corp.
1.625%, 8/15/17	500,000	502,284
2.100%, 6/15/18	500,000	505,556
5.050%, 9/15/19	655,000	723,894
3.050%, 8/15/22	1,100,000	1,138,486
3.750%, 4/15/24	350,000	375,730
Duke Energy Florida LLC
5.800%, 9/15/17	500,000	528,296
5.650%, 6/15/18	346,000	376,250
4.550%, 4/1/20	160,000	176,413
Duke Energy Florida Project Finance LLC
2.538%, 9/1/29	500,000	512,643
Duke Energy Indiana LLC
3.750%, 7/15/20	1,062,000	1,150,880
Duke Energy Ohio, Inc.
5.450%, 4/1/19	500,000	554,839
3.800%, 9/1/23	1,000,000	1,102,836
Duke Energy Progress LLC
5.300%, 1/15/19	700,000	769,390
Edison International
3.750%, 9/15/17	531,000	546,726
2.950%, 3/15/23	300,000	309,496
Emera US Finance LP
2.150%, 6/15/19 (b)§	335,000	338,909
2.700%, 6/15/21 (b)§	500,000	509,630
3.550%, 6/15/26 (b)§	665,000	680,704
Entergy Arkansas, Inc.
3.750%, 2/15/21	1,000,000	1,083,827
3.700%, 6/1/24	1,000,000	1,095,828
3.500%, 4/1/26	300,000	327,946
Entergy Corp.
5.125%, 9/15/20	787,000	867,877
4.000%, 7/15/22	1,000,000	1,069,255
Entergy Texas, Inc.
7.125%, 2/1/19	600,000	680,552
Eversource Energy
4.500%, 11/15/19	419,000	457,621
2.500%, 3/15/21	200,000	206,407
3.150%, 1/15/25	150,000	156,488
3.350%, 3/15/26	200,000	209,447
Exelon Corp.
2.850%, 6/15/20	$750,000	$775,506
2.450%, 4/15/21	330,000	336,229
3.950%, 6/15/25	750,000	801,224
3.400%, 4/15/26	500,000	519,193
Florida Power & Light Co.
5.550%, 11/1/17	500,000	536,134
2.750%, 6/1/23	250,000	265,322
Georgia Power Co.
5.400%, 6/1/18	1,000,000	1,081,760
4.250%, 12/1/19	307,000	333,753
2.400%, 4/1/21	350,000	364,210
2.850%, 5/15/22	750,000	791,011
3.250%, 4/1/26	350,000	373,461
Great Plains Energy, Inc.
4.850%, 6/1/21	62,000	67,987
Hydro-Quebec
8.400%, 1/15/22	125,000	165,256
Indiana Michigan Power Co.
7.000%, 3/15/19	1,096,000	1,243,679
3.200%, 3/15/23	150,000	155,728
Interstate Power & Light Co.
3.250%, 12/1/24	600,000	642,503
3.400%, 8/15/25	250,000	269,256
ITC Holdings Corp.
3.650%, 6/15/24	325,000	340,146
3.250%, 6/30/26	300,000	300,357
Jersey Central Power & Light Co.
7.350%, 2/1/19	100,000	112,219
Kansas City Power & Light Co.
6.375%, 3/1/18	600,000	643,368
7.150%, 4/1/19	500,000	574,237
3.150%, 3/15/23	250,000	256,536
3.650%, 8/15/25	500,000	529,191
LG&E & KU Energy LLC
3.750%, 11/15/20	500,000	535,050
Metropolitan Edison Co.
7.700%, 1/15/19	500,000	569,400
MidAmerican Energy Co.
2.400%, 3/15/19	850,000	879,636
3.500%, 10/15/24	300,000	328,753
Nevada Power Co.
6.500%, 8/1/18	1,000,000	1,106,964
7.125%, 3/15/19	500,000	577,212
NextEra Energy Capital Holdings, Inc.
2.056%, 9/1/17	1,000,000	1,007,900
6.000%, 3/1/19	946,000	1,048,383
2.300%, 4/1/19	165,000	168,179
2.400%, 9/15/19	500,000	511,699
2.700%, 9/15/19	350,000	361,444
4.500%, 6/1/21	1,000,000	1,104,167
Northern States Power Co.
5.250%, 3/1/18	500,000	534,226
2.200%, 8/15/20	250,000	258,802
2.150%, 8/15/22	700,000	704,791
NSTAR Electric Co.
5.625%, 11/15/17	750,000	795,791
2.375%, 10/15/22	1,000,000	1,018,745
3.250%, 11/15/25	150,000	159,849
2.700%, 6/1/26	150,000	153,676

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Ohio Power Co.
6.050%, 5/1/18	$200,000	$214,885
Oncor Electric Delivery Co. LLC
5.000%, 9/30/17	500,000	522,378
6.800%, 9/1/18	700,000	776,458
7.000%, 9/1/22	750,000	954,842
Pacific Gas & Electric Co.
5.625%, 11/30/17	500,000	530,710
8.250%, 10/15/18	755,000	871,002
3.500%, 10/1/20	1,344,000	1,444,195
3.250%, 6/15/23	250,000	266,358
3.750%, 2/15/24	450,000	491,849
3.400%, 8/15/24	500,000	529,227
3.500%, 6/15/25	250,000	272,327
2.950%, 3/1/26	500,000	519,252
PacifiCorp
5.500%, 1/15/19	300,000	329,920
2.950%, 2/1/22	500,000	527,497
3.600%, 4/1/24	600,000	654,834
3.350%, 7/1/25	250,000	269,455
PECO Energy Co.
5.350%, 3/1/18	100,000	106,992
2.375%, 9/15/22	500,000	513,678
3.150%, 10/15/25	700,000	742,689
PG&E Corp.
2.400%, 3/1/19	500,000	510,218
Portland General Electric Co.
6.100%, 4/15/19	373,000	416,079
Potomac Electric Power Co.
3.600%, 3/15/24	300,000	326,460
PPL Capital Funding, Inc.
1.900%, 6/1/18	1,000,000	1,006,015
4.200%, 6/15/22	1,078,000	1,179,967
3.500%, 12/1/22	1,000,000	1,050,097
3.400%, 6/1/23	250,000	260,589
3.100%, 5/15/26	500,000	505,481
PPL Electric Utilities Corp.
2.500%, 9/1/22	200,000	205,658
Progress Energy, Inc.
7.050%, 3/15/19	1,100,000	1,254,342
4.400%, 1/15/21	156,000	172,227
3.150%, 4/1/22	1,250,000	1,299,069
Public Service Co. of Colorado
5.125%, 6/1/19	35,000	39,049
3.200%, 11/15/20	150,000	159,623
2.250%, 9/15/22	500,000	511,812
Public Service Co. of New Mexico
3.850%, 8/1/25	700,000	733,310
Public Service Co. of Oklahoma
5.150%, 12/1/19	52,000	57,868
4.400%, 2/1/21	250,000	274,446
Public Service Electric & Gas Co.
5.300%, 5/1/18	596,000	642,069
2.300%, 9/15/18	650,000	667,027
2.000%, 8/15/19	700,000	716,508
3.500%, 8/15/20	100,000	107,258
1.900%, 3/15/21	175,000	178,724
2.375%, 5/15/23	500,000	509,826
3.050%, 11/15/24	200,000	212,996
South Carolina Electric & Gas Co.
6.500%, 11/1/18	500,000	560,767
Southern California Edison Co.
5.500%, 8/15/18	$500,000	$548,091
3.875%, 6/1/21	381,000	418,652
1.845%, 2/1/22	171,429	171,903
2.400%, 2/1/22	200,000	205,717
3.500%, 10/1/23	200,000	217,888
Southern Co.
1.550%, 7/1/18	625,000	628,906
2.450%, 9/1/18	90,000	92,114
1.850%, 7/1/19	685,000	692,393
2.150%, 9/1/19	1,200,000	1,222,320
2.750%, 6/15/20	500,000	518,453
2.350%, 7/1/21	1,500,000	1,531,368
2.950%, 7/1/23	575,000	596,044
Southwestern Electric Power Co.
6.450%, 1/15/19	344,000	382,442
3.550%, 2/15/22	1,000,000	1,067,601
Southwestern Public Service Co.
8.750%, 12/1/18	500,000	581,012
3.300%, 6/15/24	300,000	320,177
Tampa Electric Co.
6.100%, 5/15/18	294,000	319,009
2.600%, 9/15/22	200,000	206,077
Tucson Electric Power Co.
3.050%, 3/15/25	600,000	606,394
UIL Holdings Corp.
4.625%, 10/1/20	500,000	535,264
Union Electric Co.
3.500%, 4/15/24	500,000	544,526
Virginia Electric & Power Co.
5.400%, 4/30/18	500,000	538,844
5.000%, 6/30/19	665,000	732,660
2.750%, 3/15/23	650,000	679,000
3.450%, 2/15/24	1,000,000	1,088,954
3.100%, 5/15/25	1,500,000	1,600,611
3.150%, 1/15/26	715,000	756,037
Westar Energy, Inc.
5.100%, 7/15/20	500,000	562,535
2.550%, 7/1/26	350,000	350,317
Wisconsin Electric Power Co.
4.250%, 12/15/19	819,000	897,242
2.950%, 9/15/21	725,000	765,659
Wisconsin Power & Light Co.
5.000%, 7/15/19	319,000	350,461
Xcel Energy, Inc.
4.700%, 5/15/20	756,000	835,716
2.400%, 3/15/21	500,000	513,287
3.300%, 6/1/25	500,000	524,617

		95,785,446

Gas Utilities (0.1%)
Atmos Energy Corp.
8.500%, 3/15/19	544,000	641,628
CenterPoint Energy Resources Corp.
6.000%, 5/15/18	346,000	371,879
4.500%, 1/15/21	592,000	642,553
Dominion Gas Holdings LLC
2.800%, 11/15/20	1,000,000	1,032,399
National Fuel Gas Co.
3.750%, 3/1/23	1,000,000	964,889
5.200%, 7/15/25	1,000,000	1,038,824

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
ONE Gas, Inc.
2.070%, 2/1/19	$500,000	$508,995
Panhandle Eastern Pipe Line Co. LP
6.200%, 11/1/17	900,000	929,745
Southern California Gas Co.
3.150%, 9/15/24	550,000	585,797
2.600%, 6/15/26	500,000	513,490
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.400%, 6/15/21	150,000	153,826
Southwest Gas Corp.
3.875%, 4/1/22	500,000	528,411

		7,912,436

Independent Power and Renewable Electricity Producers (0.1%)
Constellation Energy Group, Inc.
5.150%, 12/1/20	600,000	667,566
Empresa Nacional de Electricidad S.A.
4.250%, 4/15/24	400,000	421,620
Exelon Generation Co. LLC
6.200%, 10/1/17	696,000	736,149
5.200%, 10/1/19	1,000,000	1,104,803
2.950%, 1/15/20	250,000	255,641
PSEG Power LLC
5.125%, 4/15/20	650,000	707,131
3.000%, 6/15/21	650,000	659,070
Southern Power Co.
1.850%, 12/1/17	205,000	206,486
1.500%, 6/1/18	250,000	250,956
2.375%, 6/1/20	250,000	254,357
4.150%, 12/1/25	500,000	538,294
Tri-State Generation & Transmission Association, Inc.
3.700%, 11/1/24	200,000	214,458

		6,016,531

Multi-Utilities (0.4%)
AGL Capital Corp.
3.500%, 9/15/21	750,000	795,278
3.875%, 11/15/25	300,000	322,107
3.250%, 6/15/26	530,000	543,270
Ameren Corp.
2.700%, 11/15/20	250,000	257,743
Ameren Illinois Co.
9.750%, 11/15/18	750,000	891,845
2.700%, 9/1/22	500,000	521,964
Avista Corp.
5.125%, 4/1/22	500,000	553,633
Berkshire Hathaway Energy Co.
5.750%, 4/1/18	994,000	1,071,169
2.400%, 2/1/20	750,000	770,227
3.750%, 11/15/23	1,100,000	1,205,819
Black Hills Corp.
2.500%, 1/11/19	100,000	102,702
4.250%, 11/30/23	600,000	657,350
3.950%, 1/15/26	350,000	372,290
CenterPoint Energy, Inc.
6.500%, 5/1/18	500,000	541,416
CMS Energy Corp.
5.050%, 3/15/22	1,000,000	1,146,518
3.875%, 3/1/24	1,000,000	1,095,396
3.600%, 11/15/25	500,000	530,724
3.000%, 5/15/26	210,000	214,284
Consolidated Edison Co. of New York, Inc.
5.850%, 4/1/18	$385,000	$416,594
7.125%, 12/1/18	343,000	390,765
6.650%, 4/1/19	600,000	683,912
4.450%, 6/15/20	500,000	554,525
Consolidated Edison, Inc.
2.000%, 5/15/21	315,000	318,081
Consumers Energy Co.
6.700%, 9/15/19	1,002,000	1,175,889
Delmarva Power & Light Co.
3.500%, 11/15/23	750,000	810,589
Dominion Resources, Inc.
1.900%, 6/15/18	250,000	251,268
2.962%, 7/1/19 (e)	250,000	254,938
5.200%, 8/15/19	316,000	349,536
2.500%, 12/1/19	1,212,000	1,241,829
4.104%, 4/1/21 (e)	800,000	845,764
3.625%, 12/1/24	1,250,000	1,304,023
DTE Energy Co.
2.400%, 12/1/19	350,000	358,720
3.300%, 6/15/22	300,000	313,517
3.500%, 6/1/24	1,000,000	1,066,596
NiSource Finance Corp.
6.400%, 3/15/18	944,000	1,020,992
6.800%, 1/15/19	800,000	897,546
5.450%, 9/15/20	100,000	113,486
Puget Energy, Inc.
6.000%, 9/1/21	1,500,000	1,732,806
San Diego Gas & Electric Co.
3.600%, 9/1/23	1,650,000	1,829,067
2.500%, 5/15/26	500,000	511,668
SCANA Corp.
6.250%, 4/1/20	300,000	334,370
Sempra Energy
6.150%, 6/15/18	100,000	108,628
9.800%, 2/15/19	1,000,000	1,205,700
2.850%, 11/15/20	300,000	309,582
2.875%, 10/1/22	563,000	574,948
3.550%, 6/15/24	250,000	262,971
3.750%, 11/15/25	300,000	321,344
TECO Finance, Inc.
5.150%, 3/15/20	622,000	687,516
WEC Energy Group, Inc.
1.650%, 6/15/18	180,000	181,224
2.450%, 6/15/20	250,000	257,744
3.550%, 6/15/25	250,000	267,162

		32,547,035

Water Utilities (0.0%)
American Water Capital Corp.
3.850%, 3/1/24	800,000	887,290
3.400%, 3/1/25	400,000	435,786
United Utilities plc
5.375%, 2/1/19	500,000	533,585

		1,856,661

Total Utilities		144,118,109

Total Corporate Bonds		2,860,584,971

Government Securities (58.4%)
Foreign Governments (2.6%)
Canadian Government Bond
1.125%, 3/19/18	2,000,000	2,014,774
1.625%, 2/27/19	3,500,000	3,576,015

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Export Development Canada
0.750%, 12/15/17	$1,250,000	$1,250,457
1.000%, 6/15/18	1,000,000	1,004,535
1.250%, 12/10/18	800,000	807,894
1.750%, 8/19/19 (x)	3,000,000	3,075,316
1.500%, 5/26/21	1,000,000	1,012,160
Export-Import Bank of Korea
1.750%, 2/27/18	1,591,000	1,598,740
2.875%, 9/17/18	1,500,000	1,544,440
2.375%, 8/12/19	1,250,000	1,280,373
5.125%, 6/29/20	500,000	562,078
4.000%, 1/29/21	1,500,000	1,634,770
4.375%, 9/15/21	200,000	223,062
5.000%, 4/11/22	500,000	577,624
4.000%, 1/14/24	500,000	555,029
2.875%, 1/21/25	1,500,000	1,553,251
3.250%, 11/10/25	1,000,000	1,069,669
FMS Wertmanagement AoeR
1.125%, 9/5/17	3,000,000	3,014,105
1.000%, 11/21/17	1,650,000	1,655,720
1.625%, 11/20/18	1,500,000	1,525,754
1.750%, 3/17/20	1,250,000	1,276,861
Japan Bank for International Cooperation
1.125%, 7/19/17	3,000,000	3,007,021
1.750%, 7/31/18	2,000,000	2,021,566
1.750%, 11/13/18	1,700,000	1,719,513
1.750%, 5/29/19	2,500,000	2,530,795
3.375%, 7/31/23	2,000,000	2,220,625
2.125%, 2/10/25	1,500,000	1,533,441
2.375%, 4/20/26	2,000,000	2,088,350
Japan Finance Organization for Municipalities
4.000%, 1/13/21	700,000	769,290
Kingdom of Jordan
3.000%, 6/30/25	5,000,000	5,425,000
Kommunekredit
1.500%, 1/15/19 (m)	1,000,000	1,012,515
Korea Development Bank
2.250%, 8/7/17	1,000,000	1,010,222
1.500%, 1/22/18	1,000,000	1,000,018
3.000%, 3/17/19	1,000,000	1,036,836
2.500%, 3/11/20	1,000,000	1,022,886
2.250%, 5/18/20	1,000,000	1,017,540
4.625%, 11/16/21	250,000	282,744
3.000%, 9/14/22	1,000,000	1,049,970
3.750%, 1/22/24	500,000	547,317
Province of British Columbia
2.650%, 9/22/21 (x)	2,000,000	2,128,631
2.000%, 10/23/22	1,300,000	1,337,184
Province of Manitoba
1.125%, 6/1/18	1,000,000	1,005,602
1.750%, 5/30/19	1,000,000	1,019,868
2.100%, 9/6/22	1,468,000	1,509,626
3.050%, 5/14/24	1,000,000	1,085,961
Province of New Brunswick
2.750%, 6/15/18	1,312,000	1,356,400
Province of Ontario
1.100%, 10/25/17	1,950,000	1,956,304
1.200%, 2/14/18	1,000,000	1,004,330
2.000%, 9/27/18	1,500,000	1,532,663
1.625%, 1/18/19	2,000,000	2,025,154
2.000%, 1/30/19	2,100,000	2,146,575
1.650%, 9/27/19	1,300,000	1,317,250
4.000%, 10/7/19	500,000	543,921
4.400%, 4/14/20	4,000,000	4,451,788
1.875%, 5/21/20	2,500,000	2,550,829
2.450%, 6/29/22	$1,700,000	$1,774,548
3.200%, 5/16/24	2,500,000	2,726,927
2.500%, 4/27/26	2,000,000	2,070,604
Province of Quebec
4.625%, 5/14/18	1,616,000	1,722,560
3.500%, 7/29/20	1,700,000	1,842,863
2.750%, 8/25/21	2,100,000	2,219,167
2.625%, 2/13/23	2,531,000	2,660,094
2.875%, 10/16/24 (x)	1,000,000	1,065,214
Republic of Chile
2.250%, 10/30/22	245,000	246,838
3.125%, 1/21/26	3,512,000	3,656,870
Republic of Colombia
7.375%, 3/18/19	2,250,000	2,573,438
4.375%, 7/12/21	2,350,000	2,526,250
2.625%, 3/15/23	1,200,000	1,161,000
4.000%, 2/26/24	2,000,000	2,090,000
4.500%, 1/28/26	1,000,000	1,076,500
Republic of Italy
6.875%, 9/27/23	2,000,000	2,507,319
Republic of Korea
7.125%, 4/16/19 (x)	1,796,000	2,083,360
3.875%, 9/11/23 (x)	250,000	284,745
Republic of Panama
5.200%, 1/30/20	1,143,000	1,265,872
4.000%, 9/22/24	890,000	948,963
3.750%, 3/16/25	3,000,000	3,153,750
Republic of Peru
7.125%, 3/30/19	1,437,000	1,652,550
Republic of Philippines
6.500%, 1/20/20	312,000	362,363
4.000%, 1/15/21	5,750,000	6,295,158
4.200%, 1/21/24	2,400,000	2,750,232
Republic of Poland
6.375%, 7/15/19	2,798,000	3,177,157
5.125%, 4/21/21	1,500,000	1,685,250
5.000%, 3/23/22	2,062,000	2,319,750
3.000%, 3/17/23 (x)	1,750,000	1,779,750
4.000%, 1/22/24	2,250,000	2,428,335
3.250%, 4/6/26	1,500,000	1,530,000
Republic of South Africa
6.875%, 5/27/19	1,995,000	2,219,437
5.500%, 3/9/20	1,750,000	1,890,000
5.875%, 5/30/22	1,000,000	1,111,250
4.665%, 1/17/24	1,000,000	1,033,750
5.875%, 9/16/25	1,000,000	1,107,500
4.875%, 4/14/26	1,500,000	1,550,625
Republic of Turkey
7.500%, 7/14/17	9,100,000	9,650,550
6.750%, 4/3/18	312,000	335,228
7.500%, 11/7/19	2,200,000	2,508,000
3.250%, 3/23/23	5,950,000	5,771,500
5.750%, 3/22/24	2,000,000	2,225,000
4.250%, 4/14/26	1,500,000	1,524,375
Republic of Ukraine
1.847%, 5/29/20	3,755,000	3,863,144
Republic of Uruguay
8.000%, 11/18/22	1,000,000	1,267,500
4.500%, 8/14/24	500,000	541,250
State of Israel
5.125%, 3/26/19 (x)	1,587,000	1,741,733
4.000%, 6/30/22	1,000,000	1,107,500
3.150%, 6/30/23	500,000	531,875
2.875%, 3/16/26	1,000,000	1,031,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Svensk Exportkredit AB
1.125%, 4/5/18	$2,000,000	$2,007,895
1.250%, 4/12/19	2,000,000	2,010,772
1.875%, 6/17/19	1,000,000	1,022,997
1.875%, 6/23/20	750,000	765,427
United Mexican States
5.950%, 3/19/19	3,000,000	3,354,000
5.125%, 1/15/20 (x)	250,000	278,000
3.500%, 1/21/21 (x)	2,000,000	2,115,000
3.625%, 3/15/22	7,000,000	7,385,000
3.600%, 1/30/25	2,000,000	2,092,500
4.125%, 1/21/26 (x)	1,000,000	1,084,000

		213,844,597

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds,
Series 2010A 4.839%, 1/1/41	2,000	2,622
Central Puget Sound Regional Transit Authority, Revenue Bonds,
Series 2009P-2T 5.491%, 11/1/39	4,000	5,483
City & County of Denver, General Obligation Bonds,
Series 2010B 5.650%, 8/1/30	4,000	4,661
City of Chicago, International Airport, Revenue Bonds,
Series 2010B 6.845%, 1/1/38	2,000	2,280
6.395%, 1/1/40	4,000	5,773
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds,
Series 2010EE 6.011%, 6/15/42	4,000	5,820
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds,
Series 2010GG 5.724%, 6/15/42	2,000	2,866
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds,
Series 2011A 5.508%, 8/1/37	8,000	10,484
City of New York, General Obligation Bonds,
Series 2009-A1 5.206%, 10/1/31	4,000	4,897
Commonwealth of Massachusetts, General Obligation Bonds,
Series 2010E 4.200%, 12/1/21	155,000	173,335
County of Clark Airport System, Revenue Bonds,
Series 2009B 6.881%, 7/1/42	4,000	4,507
County of Los Angeles Community College District, General Obligation Bonds,
Series 2008-E 6.750%, 8/1/49	4,000	6,302
County of Nashville & Davidson Convention Center Authority, Revenue Bonds,
Series 2010B 6.731%, 7/1/43	$204,000	$287,909
County of San Diego Regional Airport Authority, Revenue Bonds,
Series 2010B 6.138%, 5/1/49	4,000	5,743
Energy Northwest Columbia Generating Station Electric , Revenue and Refunding Bonds,
Series 2015-B 2.814%, 7/1/24	500,000	531,200
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds,
Series 2013A 2.107%, 7/1/18	1,000,000	1,016,560
2.995%, 7/1/20	750,000	785,213
Georgia Municipal Electric Authority, Revenue Bonds,
Series 2010A 6.637%, 4/1/57	2,000	2,674
7.055%, 4/1/57	4,000	4,915
New Jersey Economic Development Authority, State Pension Funding Bonds,
Series B, AGM (Zero Coupon), 2/15/19	1,000,000	942,820
(Zero Coupon), 2/15/23	1,000,000	788,950
Ohio State University, Revenue Bonds,
Series 2010C 4.910%, 6/1/40	4,000	5,135
Pennsylvania Turnpike Commission, Revenue Bonds,
Series 2010B 5.511%, 12/1/45	1,000	1,336
5.561%, 12/1/49	3,000	4,073
Regents of the University of California, Revenue Bonds,
Series 2013-AH 1.796%, 7/1/19	175,000	179,151
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds,
Series 2010-S1 6.793%, 4/1/30	4,000	5,285
7.043%, 4/1/50	4,000	6,356
State of California, Various Purposes, General Obligation Bonds,
Series 2009 6.200%, 3/1/19	200,000	226,760
6.200%, 10/1/19	400,000	461,340
State of Illinois, General Obligation Bonds,
Series 2011 5.665%, 3/1/18	2,500,000	2,634,275
5.877%, 3/1/19	60,000	64,971
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds,
Series 2009E 5.770%, 3/15/39	2,000	2,575

		8,186,271

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Supranational (2.9%)
African Development Bank
0.750%, 11/3/17	$1,500,000	$1,500,997
0.875%, 3/15/18	2,000,000	2,002,491
1.375%, 12/17/18	857,000	867,312
1.000%, 5/15/19	2,000,000	2,002,519
1.375%, 2/12/20	1,000,000	1,009,574
Asian Development Bank
0.750%, 7/28/17	3,000,000	2,997,193
0.875%, 4/26/18	2,000,000	2,001,951
1.125%, 6/5/18	3,000,000	3,017,558
1.750%, 9/11/18	3,100,000	3,160,392
1.875%, 10/23/18	1,900,000	1,943,658
1.750%, 3/21/19	1,350,000	1,380,449
1.375%, 3/23/20	650,000	656,100
1.625%, 8/26/20	1,000,000	1,017,713
1.625%, 3/16/21	2,000,000	2,033,998
2.125%, 11/24/21 (x)	1,500,000	1,558,576
1.875%, 2/18/22	3,000,000	3,072,054
2.000%, 1/22/25	3,000,000	3,083,365
2.000%, 4/24/26	1,000,000	1,025,228
Corp. Andina de Fomento
8.125%, 6/4/19	1,229,000	1,459,438
4.375%, 6/15/22	1,500,000	1,657,500
Council of Europe Development Bank
1.000%, 3/7/18	1,500,000	1,503,545
1.125%, 5/31/18	1,000,000	1,004,683
1.750%, 11/14/19	1,500,000	1,534,632
1.625%, 3/10/20	1,000,000	1,018,730
European Bank for Reconstruction & Development
0.750%, 9/1/17	2,250,000	2,251,865
1.625%, 4/10/18	1,600,000	1,625,075
1.000%, 6/15/18	2,150,000	2,155,054
1.000%, 9/17/18	2,500,000	2,509,688
1.625%, 11/15/18	100,000	101,778
1.750%, 6/14/19	2,000,000	2,044,358
1.750%, 11/26/19	1,000,000	1,023,832
1.875%, 2/23/22	1,000,000	1,024,264
European Investment Bank
1.000%, 8/17/17	7,000,000	7,021,022
1.125%, 9/15/17	2,415,000	2,426,780
1.000%, 12/15/17	2,824,000	2,833,070
1.000%, 3/15/18	4,000,000	4,010,959
1.250%, 5/15/18	2,500,000	2,517,896
1.000%, 6/15/18	5,500,000	5,513,274
1.625%, 12/18/18	2,500,000	2,538,526
1.875%, 3/15/19	3,000,000	3,066,148
1.750%, 6/17/19	5,000,000	5,095,424
1.625%, 3/16/20	4,000,000	4,060,750
1.375%, 6/15/20	5,000,000	5,026,315
2.875%, 9/15/20	2,750,000	2,928,829
1.625%, 12/15/20	1,000,000	1,013,439
4.000%, 2/16/21	2,200,000	2,459,640
2.000%, 3/15/21	4,000,000	4,117,650
2.500%, 4/15/21	2,000,000	2,104,856
1.625%, 6/15/21	4,000,000	4,044,353
2.250%, 8/15/22	3,000,000	3,119,477
3.250%, 1/29/24	3,100,000	3,450,298
2.500%, 10/15/24	1,000,000	1,060,008
1.875%, 2/10/25	3,000,000	3,025,156
2.125%, 4/13/26	2,000,000	2,058,937
Inter-American Development Bank
1.000%, 7/14/17	$2,000,000	$2,005,526
0.875%, 3/15/18	500,000	500,911
1.125%, 8/28/18	2,000,000	2,012,893
4.250%, 9/10/18	1,967,000	2,112,274
1.000%, 5/13/19 (x)	2,000,000	2,003,326
3.875%, 9/17/19	1,000,000	1,089,831
1.250%, 10/15/19	1,000,000	1,006,822
1.750%, 10/15/19	5,000,000	5,115,323
3.875%, 2/14/20	3,349,000	3,676,148
1.875%, 6/16/20	1,500,000	1,539,632
1.375%, 7/15/20	5,000,000	5,035,726
2.125%, 11/9/20	3,100,000	3,214,635
1.875%, 3/15/21	1,150,000	1,179,953
3.000%, 2/21/24	2,000,000	2,204,131
2.125%, 1/15/25 (m)	2,000,000	2,067,394
2.000%, 6/2/26	1,050,000	1,077,077
International Bank for Reconstruction & Development
9.250%, 7/15/17	599,000	649,444
1.125%, 7/18/17	2,500,000	2,509,963
1.000%, 11/15/17	2,250,000	2,257,828
1.375%, 4/10/18	2,000,000	2,020,774
1.000%, 6/15/18	4,500,000	4,517,803
0.875%, 7/19/18 (x)	5,000,000	5,006,747
1.000%, 10/5/18	4,000,000	4,014,756
1.875%, 3/15/19	3,700,000	3,794,526
1.875%, 10/7/19	2,500,000	2,571,557
1.375%, 3/30/20 (x)	3,000,000	3,035,686
2.125%, 11/1/20	2,150,000	2,236,765
1.625%, 3/9/21	4,000,000	4,072,230
1.375%, 5/24/21 (x)	4,000,000	4,020,001
2.250%, 6/24/21	3,000,000	3,119,171
1.625%, 2/10/22	3,000,000	3,015,629
1.875%, 10/7/22	1,000,000	1,022,713
7.625%, 1/19/23	1,000,000	1,377,096
2.125%, 2/13/23	1,319,000	1,367,081
1.750%, 4/19/23	1,000,000	1,011,645
2.500%, 11/25/24	3,500,000	3,720,856
2.125%, 3/3/25	450,000	467,113
2.500%, 7/29/25	3,000,000	3,209,385
International Finance Corp.
2.125%, 11/17/17	4,250,000	4,331,370
0.625%, 12/21/17	624,000	623,062
0.875%, 6/15/18	2,750,000	2,752,671
1.750%, 9/4/18	3,000,000	3,055,720
1.250%, 11/27/18	469,000	473,049
1.750%, 9/16/19	2,500,000	2,557,667
1.625%, 7/16/20	1,500,000	1,535,895
Nordic Investment Bank
0.750%, 1/17/18	824,000	824,380
1.125%, 3/19/18	500,000	503,268
1.125%, 2/25/19	2,000,000	2,011,660
North American Development Bank
4.375%, 2/11/20	500,000	548,586
2.400%, 10/26/22	1,150,000	1,169,924

		243,986,000

U.S. Government Agencies (3.8%)
Federal Farm Credit Bank
0.730%, 10/13/17	1,000,000	999,791
0.710%, 10/20/17	1,000,000	999,718

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
0.820%, 12/12/17	$1,000,000	$999,886
0.750%, 2/16/18	1,000,000	1,000,793
1.100%, 3/14/18	500,000	503,327
0.750%, 4/18/18	5,000,000	4,999,804
1.100%, 6/1/18	1,000,000	1,006,634
0.875%, 6/13/18	1,000,000	1,001,995
1.300%, 12/14/18	500,000	505,784
1.000%, 1/7/19	1,000,000	999,410
1.270%, 1/28/19	1,000,000	1,000,424
1.150%, 2/22/19	1,000,000	1,002,013
1.030%, 4/5/19	1,000,000	999,067
1.170%, 5/16/19	500,000	501,219
1.290%, 6/14/19	1,000,000	999,869
1.080%, 7/5/19	1,000,000	998,720
1.400%, 2/24/20	1,000,000	1,003,024
1.420%, 6/29/20	1,000,000	1,004,022
1.540%, 12/14/20	1,000,000	1,004,773
1.620%, 4/20/21	1,000,000	1,004,282
1.550%, 5/17/21	1,000,000	1,003,570
1.620%, 6/14/21	1,000,000	1,005,172
1.500%, 7/6/21	1,000,000	1,002,733
1.680%, 1/5/22	1,000,000	1,001,030
1.875%, 4/12/22	1,000,000	1,004,501
1.750%, 7/5/22	1,000,000	1,000,879
2.000%, 5/16/23	1,000,000	1,001,562
Federal Home Loan Bank
4.750%, 12/16/16	1,000	1,019
4.875%, 5/17/17	4,000	4,152
0.750%, 8/28/17	3,000,000	3,004,850
0.750%, 9/8/17	2,000,000	2,003,653
5.000%, 11/17/17	7,676,000	8,124,535
1.125%, 12/8/17	2,000,000	2,013,101
1.000%, 12/19/17	2,625,000	2,637,346
1.375%, 3/9/18	4,000,000	4,043,883
0.875%, 3/19/18 (x)	2,000,000	2,005,467
1.125%, 4/25/18	5,000,000	5,039,786
1.150%, 6/22/18	2,000,000	2,002,748
0.875%, 6/29/18	5,000,000	5,020,339
1.750%, 12/14/18	3,000,000	3,072,430
1.875%, 3/8/19	500,000	513,565
1.625%, 6/14/19	3,000,000	3,067,805
1.875%, 3/13/20	2,000,000	2,061,755
4.125%, 3/13/20	4,000,000	4,454,106
1.830%, 7/29/20	1,000,000	1,028,180
1.375%, 2/18/21	3,150,000	3,187,362
1.750%, 3/12/21	2,000,000	2,048,166
1.875%, 6/7/21	2,000,000	2,004,198
2.875%, 9/13/24	2,000,000	2,178,938
5.500%, 7/15/36	3,000	4,309
Federal Home Loan Mortgage Corp.
0.750%, 7/14/17	4,000,000	4,004,985
1.000%, 7/25/17	1,000,000	1,004,406
1.000%, 7/28/17	5,000,000	5,020,206
5.500%, 8/23/17	450,000	475,299
1.000%, 9/29/17	5,750,000	5,775,532
5.125%, 11/17/17	7,687,000	8,156,491
1.000%, 12/15/17	3,750,000	3,769,139
0.750%, 1/12/18	6,000,000	6,006,352
1.050%, 2/26/18	1,000,000	1,000,955
1.100%, 2/26/18	1,000,000	1,001,006
0.875%, 3/7/18	3,000,000	3,008,255
0.750%, 4/9/18	$5,000,000	$5,004,333
1.000%, 4/13/18	1,000,000	1,000,191
1.050%, 4/27/18	1,000,000	1,000,423
1.100%, 5/7/18	2,000,000	2,001,246
1.000%, 5/11/18	1,000,000	1,000,283
1.050%, 5/17/18	2,000,000	2,001,299
1.125%, 5/25/18	1,000,000	1,001,008
1.250%, 5/25/18	3,000,000	3,005,152
4.875%, 6/13/18	2,000,000	2,159,121
1.060%, 6/22/18	2,000,000	2,001,739
1.000%, 6/29/18	1,000,000	1,001,772
1.200%, 10/29/18	1,000,000	1,002,393
1.250%, 10/29/18	1,000,000	1,004,461
1.250%, 1/29/19	500,000	500,190
1.350%, 2/26/19	1,000,000	1,001,295
3.750%, 3/27/19	3,470,000	3,745,221
1.300%, 4/29/19	500,000	500,158
1.290%, 5/3/19	500,000	500,271
1.750%, 5/30/19 (x)	8,000,000	8,220,468
2.000%, 7/30/19	600,000	619,867
1.250%, 8/1/19	3,500,000	3,547,067
1.250%, 10/2/19	7,500,000	7,585,592
1.350%, 11/26/19	1,000,000	1,000,722
1.375%, 5/1/20	5,350,000	5,432,449
1.330%, 12/30/20	1,000,000	999,438
1.700%, 6/30/21	1,000,000	1,002,003
2.375%, 1/13/22	10,947,000	11,597,533
Federal National Mortgage Association
0.875%, 8/28/17	11,350,000	11,366,359
1.000%, 9/20/17 (x)	2,000,000	2,009,450
1.000%, 9/27/17	1,250,000	1,255,216
0.875%, 10/26/17	4,750,000	4,765,379
0.900%, 11/7/17	4,300,000	4,302,019
0.875%, 12/20/17	5,000,000	5,020,287
1.000%, 12/28/17	4,000,000	4,002,798
1.030%, 1/30/18	1,000,000	1,000,336
0.875%, 2/8/18	3,000,000	3,010,063
0.875%, 5/21/18	3,812,000	3,824,480
1.125%, 10/19/18 (x)	3,000,000	3,027,865
1.100%, 10/29/18	1,000,000	1,000,191
1.160%, 10/29/18	2,000,000	2,000,732
1.625%, 11/27/18	10,000,000	10,208,276
1.125%, 12/14/18	5,000,000	5,044,300
1.250%, 12/28/18	250,000	250,147
1.750%, 1/30/19	700,000	716,210
1.875%, 2/19/19	2,000,000	2,054,794
1.625%, 2/22/19	1,000,000	1,005,010
1.250%, 2/26/19	1,000,000	1,000,912
1.750%, 6/20/19	3,000,000	3,079,027
1.250%, 6/28/19	1,000,000	1,002,203
1.750%, 9/12/19 (x)	5,500,000	5,655,249
(Zero Coupon), 10/9/19	4,000,000	3,842,428
1.500%, 10/9/19	1,500,000	1,500,000
1.750%, 3/6/20	1,000,000	1,026,422
1.500%, 6/22/20	2,500,000	2,547,224
1.750%, 11/25/20	1,000,000	1,001,571
1.500%, 11/30/20	2,817,000	2,864,153
1.875%, 12/28/20	1,313,000	1,357,333
1.375%, 2/26/21 (x)	3,000,000	3,034,381
1.650%, 4/28/21	500,000	501,276
1.250%, 5/6/21 (x)	5,000,000	5,017,704

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
2.200%, 10/25/22	$325,000	$325,305
2.625%, 9/6/24	2,500,000	2,688,398
2.125%, 4/24/26 (x)	8,165,000	8,394,516
Financing Corp.
10.700%, 10/6/17	1,200,000	1,352,489
9.800%, 4/6/18	250,000	289,731
Tennessee Valley Authority
5.500%, 7/18/17	4,568,000	4,803,748
6.250%, 12/15/17	62,000	66,992
4.500%, 4/1/18	156,000	166,050
3.875%, 2/15/21	2,830,000	3,169,004
1.875%, 8/15/22	1,000,000	1,024,962
2.875%, 9/15/24	2,400,000	2,590,850

		321,899,856

U.S. Treasuries (49.0%)
U.S. Treasury Bonds
8.875%, 8/15/17	2,903,000	3,172,406
9.125%, 5/15/18	3,533,000	4,097,435
9.000%, 11/15/18	1,386,000	1,660,425
8.875%, 2/15/19	7,432,000	9,025,671
8.125%, 8/15/19	14,212,000	17,448,978
8.500%, 2/15/20	187,000	238,357
8.750%, 8/15/20	1,880,000	2,478,405
7.125%, 2/15/23	4,312,000	5,935,822
6.250%, 8/15/23	2,000,000	2,681,328
U.S. Treasury Notes
0.500%, 7/31/17	15,000,000	14,995,899
2.375%, 7/31/17	13,000,000	13,257,968
0.875%, 8/15/17	30,000,000	30,113,964
4.750%, 8/15/17	25,224,000	26,407,361
0.625%, 8/31/17	45,809,000	45,855,748
1.875%, 8/31/17	21,197,000	21,523,546
0.625%, 9/30/17	30,000,000	30,030,615
1.875%, 9/30/17	48,759,000	49,559,667
0.750%, 10/31/17	29,373,000	29,447,293
1.875%, 10/31/17	3,811,000	3,876,799
0.875%, 11/15/17	15,000,000	15,064,159
4.250%, 11/15/17	13,921,000	14,622,488
0.625%, 11/30/17	28,000,000	28,024,063
2.250%, 11/30/17	36,150,000	37,002,562
0.750%, 12/31/17	22,707,000	22,768,979
2.750%, 12/31/17	3,571,000	3,685,994
0.875%, 1/31/18	27,000,000	27,127,618
2.625%, 1/31/18	2,500,000	2,580,188
3.500%, 2/15/18	30,639,000	32,078,344
0.750%, 2/28/18	29,997,000	30,084,003
2.750%, 2/28/18	31,561,000	32,693,065
0.750%, 3/31/18	15,000,000	15,042,188
0.875%, 3/31/18	35,000,000	35,176,708
2.875%, 3/31/18	20,000,000	20,790,626
0.750%, 4/15/18	5,000,000	5,013,916
0.625%, 4/30/18	49,682,000	49,718,874
2.625%, 4/30/18	9,561,000	9,914,869
3.875%, 5/15/18	7,225,000	7,673,917
1.000%, 5/31/18	30,000,000	30,234,669
2.375%, 5/31/18	17,700,000	18,300,055
1.375%, 6/30/18	50,624,000	51,398,193
2.375%, 6/30/18	10,000,000	10,352,148
1.375%, 7/31/18	60,550,000	61,505,551
2.250%, 7/31/18	32,000,000	33,087,501
4.000%, 8/15/18	$10,460,000	$11,221,210
1.500%, 8/31/18	18,249,000	18,596,872
1.375%, 9/30/18	95,500,000	97,089,177
1.250%, 10/31/18	2,000,000	2,028,125
1.750%, 10/31/18	20,000,000	20,510,156
1.250%, 11/15/18	25,000,000	25,353,027
3.750%, 11/15/18	26,904,000	28,878,450
1.250%, 11/30/18	40,000,000	40,571,484
1.250%, 12/15/18	25,000,000	25,362,305
1.375%, 12/31/18	17,650,000	17,962,839
1.500%, 12/31/18	26,600,000	27,150,703
1.250%, 1/31/19	25,000,000	25,370,117
1.500%, 1/31/19	21,250,000	21,694,922
2.750%, 2/15/19	29,907,000	31,525,017
1.375%, 2/28/19	15,812,000	16,100,291
1.500%, 2/28/19	45,500,000	46,481,539
1.500%, 3/31/19	5,050,000	5,163,921
1.250%, 4/30/19	2,000,000	2,031,406
1.625%, 4/30/19	43,000,000	44,101,454
3.125%, 5/15/19	37,954,000	40,572,974
1.500%, 5/31/19	25,000,000	25,566,163
1.000%, 6/30/19	4,600,000	4,639,307
1.625%, 6/30/19	5,000,000	5,134,375
0.875%, 7/31/19	1,500,000	1,506,299
1.625%, 7/31/19	40,000,000	41,084,376
3.625%, 8/15/19	38,086,000	41,483,987
1.625%, 8/31/19	30,000,000	30,817,677
1.000%, 9/30/19	5,000,000	5,037,793
1.750%, 9/30/19	30,000,000	30,939,552
1.250%, 10/31/19	1,000,000	1,015,869
1.500%, 10/31/19	35,000,000	35,817,579
3.375%, 11/15/19	36,223,000	39,363,505
1.000%, 11/30/19	20,000,000	20,130,664
1.500%, 11/30/19	45,000,000	46,047,217
1.125%, 12/31/19	2,000,000	2,021,719
1.625%, 12/31/19	35,000,000	35,971,043
1.250%, 1/31/20	40,000,000	40,587,500
1.375%, 1/31/20	10,000,000	10,193,066
3.625%, 2/15/20	42,855,000	47,162,682
1.250%, 2/29/20	2,500,000	2,537,475
1.375%, 2/29/20	50,000,000	50,943,850
1.125%, 3/31/20	7,500,000	7,576,831
1.375%, 3/31/20	30,000,000	30,567,774
1.375%, 4/30/20	50,000,000	50,943,850
3.500%, 5/15/20	41,024,000	45,093,150
1.375%, 5/31/20	16,061,000	16,357,282
1.500%, 5/31/20	50,000,000	51,164,550
1.625%, 6/30/20	30,000,000	30,852,540
2.625%, 8/15/20	35,687,000	38,151,983
1.375%, 8/31/20	25,000,000	25,461,183
2.125%, 8/31/20	36,000,000	37,758,866
1.375%, 9/30/20	40,000,000	40,728,124
2.000%, 9/30/20	1,100,000	1,148,909
1.375%, 10/31/20	15,000,000	15,272,168
2.625%, 11/15/20	44,196,000	47,353,168
1.625%, 11/30/20	50,000,000	51,464,845
2.000%, 11/30/20	1,000,000	1,044,932
1.750%, 12/31/20	20,000,000	20,688,868
2.375%, 12/31/20	16,000,000	16,984,843
1.375%, 1/31/21	30,000,000	30,530,568
2.125%, 1/31/21	41,000,000	43,111,258

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
3.625%, 2/15/21	$52,140,000	$58,352,502
1.125%, 2/28/21	50,000,000	50,353,030
2.000%, 2/28/21	1,000,000	1,046,162
1.250%, 3/31/21	45,000,000	45,527,782
2.250%, 3/31/21	1,100,000	1,164,013
1.375%, 4/30/21	50,000,000	50,866,210
3.125%, 5/15/21	36,569,000	40,233,042
1.125%, 6/30/21	35,000,000	35,185,938
2.250%, 7/31/21	15,000,000	15,895,020
2.125%, 8/15/21	50,062,000	52,752,833
2.000%, 8/31/21	15,000,000	15,708,838
2.125%, 9/30/21	25,000,000	26,346,435
2.000%, 10/31/21	25,000,000	26,186,767
2.000%, 11/15/21	37,978,000	39,811,996
2.000%, 2/15/22	42,662,000	44,692,613
1.750%, 2/28/22	25,000,000	25,841,065
1.750%, 3/31/22	15,000,000	15,501,562
1.750%, 5/15/22	17,936,000	18,535,559
1.875%, 5/31/22	15,000,000	15,603,222
2.000%, 7/31/22	25,000,000	26,177,735
1.625%, 8/15/22	38,928,800	39,922,547
1.875%, 8/31/22	25,000,000	25,985,840
1.750%, 9/30/22	30,000,000	30,953,613
1.625%, 11/15/22	35,304,700	36,139,737
2.000%, 11/30/22	15,000,000	15,699,464
2.125%, 12/31/22	20,000,000	21,085,546
1.750%, 1/31/23	22,000,000	22,677,186
2.000%, 2/15/23	73,030,900	76,503,432
1.500%, 2/28/23	20,000,000	20,298,632
1.500%, 3/31/23	30,000,000	30,433,593
1.750%, 5/15/23	70,514,600	72,740,908
1.625%, 5/31/23	25,000,000	25,567,870
2.500%, 8/15/23	6,750,000	7,313,335
2.750%, 11/15/23	30,000,000	33,073,827
2.750%, 2/15/24	42,000,000	46,368,575
2.500%, 5/15/24	50,000,000	54,314,455
2.375%, 8/15/24	45,000,000	48,441,798
2.250%, 11/15/24	45,000,000	48,003,660
2.000%, 2/15/25	45,000,000	47,077,294
2.125%, 5/15/25	50,000,000	52,812,500
2.000%, 8/15/25	42,500,000	44,427,026
2.250%, 11/15/25	44,500,000	47,475,938
1.625%, 2/15/26	40,000,000	40,451,952
1.625%, 5/15/26 (x)	50,000,000	50,613,280

		4,117,936,076

Total Government Securities		4,905,852,800

Total Long-Term Debt Securities (92.4%) (Cost $7,489,712,471)		7,766,437,771

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Thrifts & Mortgage Finance (0.0%)
Fannie Mae
8.250% (l)*	22,000	98,340
Freddie Mac
8.375% (l)*	17,000	75,650

Total Preferred Stocks (0.0%) (Cost $18,166)		173,990

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(6.5%)
iShares® Barclays 1-3 Year Treasury Bond ETF	2,420,000	$206,474,400
iShares® Barclays 3-7 Year Treasury Bond ETF	1,673,449	213,113,730
iShares® Barclays 7-10 Year Treasury Bond ETF	1,125,971	127,200,944

Total Investment Companies (6.5%) (Cost $525,051,822)		546,789,074

SHORT-TERM INVESTMENTS:
Investment Company (1.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	138,724,178	138,724,178

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.4%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $8,400,105, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $8,568,002. (xx)	$8,400,000	8,400,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $5,500,063, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $5,610,009. (xx)	5,500,000	5,500,000
Deutsche Bank Securities, Inc., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $15,000,167, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-1.125%, maturing 12/31/17-2/28/21; total market value $15,300,002. (xx)	15,000,000	15,000,000
HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $5,000,053, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $5,100,103. (xx)	5,000,000	5,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $8,000,080, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $8,160,038. (xx)	$8,000,000	$8,000,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $9,047,392, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $9,228,234. (xx)	9,047,287	9,047,287
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $4,000,053, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $4,080,055. (xx)	4,000,000	4,000,000
Natixis, 0.600%, dated 6/30/16, due 7/1/16, repurchase price $10,000,167, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50; total market value $10,200,170. (xx)	10,000,000	10,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/6/16, repurchase price $10,000,667, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.750%, maturing 10/31/17-8/15/42; total market value $10,200,000. (xx)	10,000,000	10,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $8,000,089, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $8,160,000. (xx)	8,000,000	8,000,000
RBC Capital Markets, 0.420%, dated 6/30/16, due 7/1/16, repurchase price $8,000,093, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-4.500%, maturing 8/1/26-3/1/46; total market value $8,160,000. (xx)	$8,000,000	$8,000,000
RBS Securities, Inc., 0.400%, dated 6/30/16, due 7/5/16, repurchase price $10,000,556, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-6.125%, maturing 2/28/17-5/15/44; total market value $10,200,194. (xx)	10,000,000	10,000,000
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $5,000,054, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $5,100,010. (xx)	5,000,000	5,000,000
Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $4,000,187, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.250%, maturing 6/30/17-5/15/44; total market value $4,080,000. (xx)	4,000,000	4,000,000
Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $6,000,280, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 12/8/16-2/15/37; total market value $6,120,002. (xx)	6,000,000	6,000,000

Total Repurchase Agreements		115,947,287

Total Short-Term Investments (3.0%) (Cost $254,671,465)		254,671,465

Total Investments (101.9%) (Cost $8,269,453,924)		8,568,072,300
Other Assets Less Liabilities (-1.9%)		(159,462,709)

Net Assets (100%)		$8,408,609,591

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2016, the market value of these securities amounted to $82,411,195 or 0.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(e)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2016. Maturity date disclosed is the ultimate maturity date.
(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2016.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2016, the market value of these securities amounted to $5,132,409 or 0.1% of net assets.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $115,432,207. This was secured by collateral of $115,947,287 which was received as cash and subsequently invested in short-term investments currently valued at $115,947,287, as reported in the Portfolio of Investments, and $1,860,024 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 5.375%, maturing 7/14/16-11/15/45.

Glossary:

AGM	— Insured by Assured Guaranty Municipal Corp.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$185,645,960	$—	$185,645,960
Consumer Staples	—	211,823,031	—	211,823,031
Energy	—	267,796,697	—	267,796,697
Financials	—	1,199,197,715	—	1,199,197,715
Health Care	—	261,732,326	—	261,732,326
Industrials	—	165,560,776	—	165,560,776
Information Technology	—	235,361,480	—	235,361,480
Materials	—	92,455,585	—	92,455,585
Telecommunication Services	—	96,893,292	—	96,893,292
Utilities	—	144,118,109	—	144,118,109
Government Securities
Foreign Governments	—	213,844,597	—	213,844,597
Municipal Bonds	—	8,186,271	—	8,186,271
Supranational	—	243,986,000	—	243,986,000
U.S. Government Agencies	—	321,899,856	—	321,899,856
U.S. Treasuries	—	4,117,936,076	—	4,117,936,076
Investment Companies
Exchange Traded Funds (ETFs)	546,789,074	—	—	546,789,074
Preferred Stocks
Financials	173,990	—	—	173,990
Short-Term Investments
Investment Companies	138,724,178	—	—	138,724,178

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Repurchase Agreements	$—	$115,947,287	$—	$115,947,287

Total Assets	$685,687,242	$7,882,385,058	$—	$8,568,072,300

Total Liabilities	$—	$—	$—	$—

Total	$685,687,242	$7,882,385,058	$—	$8,568,072,300

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$8,400,000	$—	$8,400,000	$(8,400,000)	$—
Deutsche Bank AG	5,500,000	—	5,500,000	(5,500,000)	—
Deutsche Bank Securities, Inc.	15,000,000	—	15,000,000	(15,000,000)	—
HSBC Securities, Inc.	13,000,000	—	13,000,000	(13,000,000)	—
Merrill Lynch PFS, Inc.	9,047,287	—	9,047,287	(9,047,287)	—
Natixis	14,000,000	—	14,000,000	(14,000,000)	—
Nomura Securities Co., Ltd.	18,000,000	—	18,000,000	(18,000,000)	—
RBC Capital Markets	8,000,000	—	8,000,000	(8,000,000)	—
RBS Securities, Inc.	15,000,000	—	15,000,000	(15,000,000)	—
Societe Generale S.A.	10,000,000	—	10,000,000	(10,000,000)	—

Total	$115,947,287	$—	$115,947,287	$(115,947,287)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$552,805,266
Long-term U.S. government debt securities	553,333,281

$1,106,138,547

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$549,086,343
Long-term U.S. government debt securities	668,489,582

$1,217,575,925

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$306,113,951
Aggregate gross unrealized depreciation	(8,285,720)

Net unrealized appreciation	$297,828,231

Federal income tax cost of investments	$8,270,244,069

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $8,153,506,637)	$8,452,125,013
Repurchase Agreements (Cost $115,947,287)	115,947,287
Foreign cash (Cost $489)	405
Dividends, interest and other receivables	49,209,458
Receivable from Separate Accounts for Trust shares sold	1,358,606
Receivable for securities sold	1,293,731
Security lending income receivable	38,738
Other assets	94,863

Total assets	8,620,068,101

LIABILITIES
Overdraft payable	10,071
Payable on return of securities loaned	115,947,287
Payable for securities purchased	89,139,843
Payable to Separate Accounts for Trust shares redeemed	2,467,142
Investment management fees payable	2,308,236
Administrative fees payable	692,804
Distribution fees payable – Class IB	438,533
Distribution fees payable – Class IA	16,294
Trustees’ fees payable	9,453
Other liabilities	87,086
Accrued expenses	341,761

Total liabilities	211,458,510

NET ASSETS	$8,408,609,591

Net assets were comprised of:
Paid in capital	$8,284,250,536
Accumulated undistributed net investment income (loss)	68,807,712
Accumulated undistributed net realized gain (loss) on investments	(243,066,948)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	298,618,291

Net assets	$8,408,609,591

Class IA
Net asset value, offering and redemption price per share, $79,367,195 / 7,755,483 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.23

Class IB
Net asset value, offering and redemption price per share, $2,152,584,952 / 209,989,178 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.25

Class K
Net asset value, offering and redemption price per share, $6,176,657,444 / 602,904,550 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.24

(x)	Includes value of securities on loan of $115,432,207.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Interest	$87,411,705
Dividends	2,756,355
Securities lending (net)	78,008

Total income	90,246,068

EXPENSES
Investment management fees	13,800,441
Administrative fees	4,141,279
Distribution fees – Class IB	2,660,961
Printing and mailing expenses	283,306
Professional fees	116,771
Trustees’ fees	105,591
Distribution fees – Class IA	99,482
Custodian fees	86,280
Miscellaneous	144,245

Total expenses	21,438,356

NET INVESTMENT INCOME (LOSS)	68,807,712

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	1,546,872

Change in unrealized appreciation (depreciation) on:
Investments	240,211,684
Foreign currency translations	8

Net change in unrealized appreciation (depreciation)	240,211,692

NET REALIZED AND UNREALIZED GAIN (LOSS)	241,758,564

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$310,566,276

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015 (ah)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$68,807,712	$139,758,648
Net realized gain (loss) on investments	1,546,872	13,121,930
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	240,211,692	(97,865,145)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	310,566,276	55,015,433

DIVIDENDS :
Dividends from net investment income
Class IA	—	(1,218,782)
Class IB	—	(31,763,910)
Class K	—	(107,219,262)

TOTAL DIVIDENDS :	—	(140,201,954)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 312,598 and 398,868 shares, respectively ]	3,141,614	4,009,567
Capital shares issued in reinvestment of dividends [ 0 and 123,315 shares, respectively ]	—	1,218,782
Capital shares repurchased [ (723,370) and (1,225,922) shares, respectively ]	(7,273,311)	(12,322,564)

Total Class IA transactions	(4,131,697)	(7,094,215)

Class IB
Capital shares sold [ 14,306,286 and 20,465,923 shares, respectively ]	143,481,019	206,190,975
Capital shares issued in connection with merger (Note 8) [ 0 and 163,369 shares, respectively ]	—	1,648,493
Capital shares issued in reinvestment of dividends [ 0 and 3,208,410 shares, respectively ]	—	31,763,910
Capital shares repurchased [ (17,269,523) and (36,276,212) shares, respectively ]	(173,608,344)	(365,533,918)

Total Class IB transactions	(30,127,325)	(125,930,540)

Class K
Capital shares sold [ 45,377,567 and 49,458,601 shares, respectively ]	455,893,758	497,596,964
Capital shares issued in reinvestment of dividends [ 0 and 10,850,893 shares, respectively ]	—	107,219,262
Capital shares repurchased [ (60,763,365) and (66,066,869) shares, respectively ]	(607,795,418)	(665,504,810)

Total Class K transactions	(151,901,660)	(60,688,584)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(186,160,682)	(193,713,339)

TOTAL INCREASE (DECREASE) IN NET ASSETS	124,405,594	(278,899,860)
NET ASSETS:
Beginning of period	8,284,203,997	8,563,103,857

End of period (a)	$8,408,609,591	$8,284,203,997

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$68,807,712	$—

(ah)On September 25, 2015, this Portfolio received, through a merger transaction, the assets and liabilities of the CharterSM Fixed Income Portfolio. Information prior to the period ended September 25, 2015 represents the results of operations of the EQ/Core Bond Index Portfolio (Note 8).

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO (ah)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IA		2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.87	$9.97	$9.87	$10.15	$9.98	$9.71

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.15	0.14	0.13	0.15	0.21
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.29	(0.10)	0.09	(0.29)	0.17	0.28

Total from investment operations	0.36	0.05	0.23	(0.16)	0.32	0.49

Less distributions:
Dividends from net investment income	—	(0.15)	(0.13)	(0.12)	(0.15)	(0.22)

Net asset value, end of period	$10.23	$9.87	$9.97	$9.87	$10.15	$9.98

Total return (b)	3.65%	0.51%	2.36%	(1.59)%	3.20%	5.01%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$79,367	$80,568	$88,462	$94,808	$116,262	$127,549
Ratio of expenses to average net assets (a)(f)	0.71%	0.71%	0.71%	0.72%	0.72%	0.47%
Ratio of net investment income (loss) to average net assets (a)(f)	1.50%	1.45%	1.35%	1.31%	1.48%	2.11%
Portfolio turnover rate (z)^	14%	23%	24%	33%	32%	79%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO (ah)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IB		2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.88	$9.99	$9.88	$10.17	$10.00	$9.72

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.15	0.14	0.13	0.15	0.17
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.29	(0.11)	0.10	(0.30)	0.17	0.30

Total from investment operations	0.37	0.04	0.24	(0.17)	0.32	0.47

Less distributions:
Dividends from net investment income	—	(0.15)	(0.13)	(0.12)	(0.15)	(0.19)

Net asset value, end of period	$10.25	$9.88	$9.99	$9.88	$10.17	$10.00

Total return (b)	3.74%	0.41%	2.46%	(1.69)%	3.20%	4.85%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,152,585	$2,104,528	$2,251,635	$2,402,741	$1,485,443	$1,355,385
Ratio of expenses to average net assets (a)(f)	0.71%	0.71%	0.71%	0.72%	0.72%	0.72%
Ratio of net investment income (loss) to average net assets (a)(f)	1.50%	1.46%	1.35%	1.30%	1.47%	1.73%
Portfolio turnover rate (z)^	14%	23%	24%	33%	32%	79%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO (ah)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				August 26, 2011* to December 31, 2011
Class K		2015	2014	2013	2012
Net asset value, beginning of period	$9.86	$9.97	$9.87	$10.15	$9.98	$10.12

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.17	0.16	0.16	0.18	0.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.29	(0.10)	0.10	(0.30)	0.17	0.02

Total from investment operations	0.38	0.07	0.26	(0.14)	0.35	0.08

Less distributions:
Dividends from net investment income	—	(0.18)	(0.16)	(0.14)	(0.18)	(0.22)

Net asset value, end of period	$10.24	$9.86	$9.97	$9.87	$10.15	$9.98

Total return (b)	3.85%	0.66%	2.62%	(1.34)%	3.46%	0.75%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,176,657	$6,099,108	$6,223,006	$5,438,085	$4,958,865	$5,256,236
Ratio of expenses to average net assets (a)(f)	0.46%	0.46%	0.46%	0.47%	0.47%	0.47%
Ratio of net investment income (loss) to average net assets (a)(f)	1.75%	1.71%	1.60%	1.56%	1.72%	1.74%
Portfolio turnover rate (z)^	14%	23%	24%	33%	32%	79%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(ah)

On September 25, 2015, this Portfolio received, through a merger transaction, the assets and liabilities of the CharterSM Fixed Income Portfolio. Information prior to the period ended September 25, 2015 represents the results of operations of the EQ/Core Bond Index Portfolio.

See Notes to Financial Statements.

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	Market Value	% of Net Assets
Exchange Traded Funds	$19,942,907	48.6%
Financials	3,637,761	8.9
Information Technology	2,514,873	6.1
Industrials	1,526,130	3.7
Materials	1,086,829	2.7
Energy	987,397	2.4
Consumer Staples	979,492	2.4
Consumer Discretionary	951,302	2.3
Repurchase Agreements	357,094	0.9
Telecommunication Services	224,137	0.5
Health Care	137,311	0.3
Cash and Other	8,691,090	21.2

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IB
Actual	$1,000.00	$1,065.22	$6.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.65	6.27
Class K
Actual	1,000.00	1,066.67	5.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.89	5.02

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.25% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (3.8%)
Banco Bradesco S.A. (ADR)	32,261	$251,958
Cielo S.A.	47,012	493,931
Embraer S.A.	41,100	222,881
Itau Unibanco Holding S.A. (ADR)	27,361	258,288
Natura Cosmeticos S.A.	10,700	84,906
Petroleo Brasileiro S.A. (ADR)*	15,453	110,644
Qualicorp S.A.	23,600	137,311

		1,559,919

China (7.1%)
Anhui Conch Cement Co., Ltd., Class H	110,000	268,138
BYD Co., Ltd., Class H (x)*	31,500	189,520
China BlueChemical Ltd., Class H	678,000	119,812
China Oilfield Services Ltd., Class H	226,000	174,796
China Petroleum & Chemical Corp., Class H	402,400	290,291
Dongfeng Motor Group Co., Ltd., Class H	158,000	166,243
Great Wall Motor Co., Ltd., Class H	352,500	295,155
Industrial & Commercial Bank of China Ltd., Class H	477,000	264,978
Jiangxi Copper Co., Ltd., Class H*	264,000	296,487
TravelSky Technology Ltd., Class H	152,000	295,141
Weichai Power Co., Ltd., Class H	309,000	319,716
Zhejiang Expressway Co., Ltd., Class H	244,000	232,523

		2,912,800

Colombia (1.2%)
Bancolombia S.A. (ADR)	7,205	251,599
Ecopetrol S.A.*	483,591	230,961

		482,560

Czech Republic (0.7%)
Komercni Banka A/S	7,210	270,149

Hong Kong (0.7%)
Orient Overseas International Ltd.	77,000	265,065

Hungary (0.4%)
MOL Hungarian Oil & Gas plc	3,125	180,705

India (1.6%)
HDFC Bank Ltd. (ADR)	6,693	444,081
ICICI Bank Ltd. (ADR)	32,117	230,600

		674,681

Indonesia (1.3%)
PT Bank Rakyat Indonesia (Persero) Tbk	340,300	279,492
PT Indofood Sukses Makmur Tbk	492,500	270,974

		550,466

Malaysia (0.3%)
AMMB Holdings Bhd	126,400	139,230

Mexico (0.8%)
Grupo Financiero Banorte S.A.B. de C.V., Class O (x)	33,300	$186,731
La Comer S.A.B. de C.V.*	155,000	152,604

		339,335

South Africa (1.7%)
FirstRand Ltd.	114,482	351,697
Investec Ltd.	52,830	322,998

		674,695

South Korea (4.6%)
CJ Corp.	2,757	485,945
Hyundai Mobis Co., Ltd.	1,372	300,384
KT Corp.	8,705	224,137
POSCO	1,377	243,290
Samsung Electronics Co., Ltd.	501	623,674

		1,877,430

Taiwan (3.8%)
Advanced Semiconductor Engineering, Inc.	431,000	495,339
Taiwan Semiconductor Manufacturing Co., Ltd.*	120,000	606,788
Uni-President Enterprises Corp.	238,750	471,008

		1,573,135

Thailand (0.9%)
Kasikornbank PCL	41,800	205,541
PTT Global Chemical PCL	93,700	159,102

		364,643

Turkey (0.4%)
Akbank TAS	62,291	180,419

Total Common Stocks (29.3%) (Cost $14,247,742)		12,045,232

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(48.6%)
iShares® Core MSCI Emerging Markets ETF (x)	158,841	6,644,319
iShares® MSCI Emerging Markets ETF	193,536	6,649,897
Vanguard FTSE Emerging Markets ETF	188,776	6,648,691

Total Investment Companies (48.6%) (Cost $23,224,844)		19,942,907

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.9%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $75,001, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $76,500. (xx)	$75,000	75,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $75,001, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $76,500. (xx)	$75,000	$75,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $75,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $76,500. (xx)	75,000	75,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $57,095, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $58,236. (xx)	57,094	57,094
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $75,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $76,500. (xx)	75,000	75,000

Total Repurchase Agreements		357,094

Total Short-Term Investments (0.9%) (Cost $357,094)		357,094

Total Investments (78.8%) (Cost $37,829,680)		32,345,233
Other Assets Less Liabilities (21.2%)		8,691,090

Net Assets (100%)		$41,036,323

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30,2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $341,672. This was secured by collateral of $357,094 which was received as cash and subsequently invested in short-term investments currently valued at $357,094, as reported in the Portfolio of Investments.

Glossary:

ADR	— American Depositary Receipt

Sector Weightings as of June 30, 2016	Market Value	% of Net Assets
Exchange Traded Funds	$19,942,907	48.6%
Financials	3,637,761	8.9
Information Technology	2,514,873	6.1
Industrials	1,526,130	3.7
Materials	1,086,829	2.7
Energy	987,397	2.4
Consumer Staples	979,492	2.4
Consumer Discretionary	951,302	2.3
Repurchase Agreements	357,094	0.9
Telecommunication Services	224,137	0.5
Health Care	137,311	0.3
Cash and Other	8,691,090	21.2

		100.0%

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
Mini MSCI Emerging Markets Index	212	September-16	$8,542,938	$8,847,820	$304,882

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities(a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$951,302	$—	$951,302
Consumer Staples	237,510	741,982	—	979,492
Energy	341,605	645,792	—	987,397
Financials	1,623,257	2,014,504	—	3,637,761
Health Care	137,311	—	—	137,311
Industrials	222,881	1,303,249	—	1,526,130
Information Technology	493,931	2,020,942	—	2,514,873
Materials	—	1,086,829	—	1,086,829
Telecommunication Services	—	224,137	—	224,137
Futures	304,882	—	—	304,882
Investment Companies
Exchange Traded Funds (ETFs)	19,942,907	—	—	19,942,907
Short-Term Investments
Repurchase Agreements	—	357,094	—	357,094

Total Assets	$23,304,284	$9,345,831	$—	$32,650,115

Total Liabilities	$—	$—	$—	$—

Total	$23,304,284	$9,345,831	$—	$32,650,115

(a)	Securities with a market value of $939,029 transferred from Level 2 to Level 1 at the end of the period due to securities no longer being valued using fair value factors based on third party vendor modeling tools.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Receivables, Net assets Unrealized appreciation	$304,882	*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(4,830)	$(4,830)
Equity contracts	498,693	—	498,693

Total	$498,693	$(4,830)	$493,863

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$141,970

^ The Portfolio held futures contracts as a substitute for investing in conventional securities and held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $15,000 for three months during the six months ended June 30, 2016 and futures contracts with an average notional balance of approximately $8,398,000 during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$75,000	$—	$75,000	$(75,000)	$—
Deutsche Bank AG	75,000	—	75,000	(75,000)	—
HSBC Securities, Inc.	75,000	—	75,000	(75,000)	—
Merrill Lynch PFS, Inc.	57,094	—	57,094	(57,094)	—
RBS Securities, Inc.	75,000	—	75,000	(75,000)	—

Total	$357,094	$—	$357,094	$(357,094)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,202,684
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,018,931

Investment security transactions for the six months ended June 30, 2016 were as follows:

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$623,572
Aggregate gross unrealized depreciation	(6,171,455)

Net unrealized depreciation	$(5,547,883)

Federal income tax cost of investments	$37,893,116

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $37,472,586)	$31,988,139
Repurchase Agreements (Cost $357,094)	357,094
Cash	8,442,925
Foreign cash (Cost $664)	659
Cash held as collateral at broker	630,000
Due from broker for futures variation margin	95,401
Dividends, interest and other receivables	52,235
Receivable from Separate Accounts for Trust shares sold	28,847
Security lending income receivable	1,331
Other assets	892

Total assets	41,597,523

LIABILITIES
Payable on return of securities loaned	357,094
Payable for securities purchased	101,782
Payable to Separate Accounts for Trust shares redeemed	34,213
Investment management fees payable	16,854
Administrative fees payable	4,114
Distribution fees payable – Class IB	1,645
Trustees’ fees payable	111
Accrued expenses	45,387

Total liabilities	561,200

NET ASSETS	$41,036,323

Net assets were comprised of:
Paid in capital	$48,468,102
Accumulated undistributed net investment income (loss)	147,092
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(2,399,475)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(5,179,396)

Net assets	$41,036,323

Class IB
Net asset value, offering and redemption price per share, $8,269,592 / 1,055,355 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.84

Class K
Net asset value, offering and redemption price per share, $32,766,731 / 4,178,036 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.84

(x)	Includes value of securities on loan of $341,672.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends (net of $24,432 foreign withholding tax)	$339,039
Interest	9,724
Securities lending (net)	1,901

Total income	350,664

EXPENSES
Investment management fees	132,408
Custodian fees	39,407
Professional fees	26,293
Administrative fees	23,783
Distribution fees – Class IB	9,053
Trustees’ fees	1,488
Printing and mailing expenses	1,288
Miscellaneous	4,835

Gross expenses	238,555
Less: Waiver from investment manager	(40,285)

Net expenses	198,270

NET INVESTMENT INCOME (LOSS)	152,394

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(729,470)
Futures	498,693
Foreign currency transactions	1,064

Net realized gain (loss)	(229,713)

Change in unrealized appreciation (depreciation) on:
Investments	2,559,335
Futures	141,970
Foreign currency translations	129

Net change in unrealized appreciation (depreciation)	2,701,434

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,471,721

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,624,115

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$152,394	$306,984
Net realized gain (loss) on investments, futures and foreign currency transactions	(229,713)	(1,499,242)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	2,701,434	(5,415,263)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,624,115	(6,607,521)

DIVIDENDS:
Dividends from net investment income
Class IB	—	(45,510)
Class K	—	(282,522)

TOTAL DIVIDENDS:	—	(328,032)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 381,681 and 531,938 shares, respectively ]	2,849,959	4,630,065
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,205 shares, respectively ]	—	45,510
Capital shares repurchased [ (208,786) and (877,474) shares, respectively ]	(1,565,996)	(8,278,820)

Total Class IB transactions	1,283,963	(3,603,245)

Class K
Capital shares sold [ 545,611 and 1,172,142 shares, respectively ]	3,906,488	9,928,255
Capital shares issued in reinvestment of dividends and distributions [ 0 and 38,546 shares, respectively ]	—	282,522
Capital shares repurchased [ (449,645) and (1,059,786) shares, respectively ]	(3,294,200)	(9,809,960)

Total Class K transactions	612,288	400,817

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,896,251	(3,202,428)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,520,366	(10,137,981)
NET ASSETS:
Beginning of period	36,515,957	46,653,938

End of period (a)	$41,036,323	$36,515,957

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$147,092	$(5,302)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,		February 8, 2013* to December 31, 2013
Class IB		2015	2014
Net asset value, beginning of period	$7.36	$9.05	$9.43	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	0.04	0.06	0.04
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.46	(1.68)	(0.36)	(0.55)

Total from investment operations	0.48	(1.64)	(0.30)	(0.51)

Less distributions:
Dividends from net investment income	—	(0.05)	(0.05)	(0.05)
Distributions from net realized gains	—	—	(0.03)	—
Return of capital	—	—	—	(0.01)

Total dividends and distributions	—	(0.05)	(0.08)	(0.06)

Net asset value, end of period	$7.84	$7.36	$9.05	$9.43

Total return (b)	6.52%	(18.09)%	(3.20)%	(5.19)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,270	$6,493	$11,062	$7,654
Ratio of expenses to average net assets:
After waivers (a)(f)	1.25%	1.25%	1.25%	1.25%
Before waivers (a)(f)	1.46%	1.45%	1.52%	2.11%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.66%	0.43%	0.60%	0.48	%(l)
Before waivers (a)(f)	0.45%	0.23%	0.33%	(0.38	)%(l)
Portfolio turnover rate (z)^	10%	25%	4%	9%

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,		February 8, 2013* to December 31, 2013
Class K		2015	2014
Net asset value, beginning of period	$7.35	$9.05	$9.43	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.07	0.10	0.06
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.46	(1.70)	(0.38)	(0.56)

Total from investment operations	0.49	(1.63)	(0.28)	(0.50)

Less distributions:
Dividends from net investment income	—	(0.07)	(0.07)	(0.06)
Distributions from net realized gains	—	—	(0.03)	—
Return of capital	—	—	—	(0.01)

Total dividends and distributions	—	(0.07)	(0.10)	(0.07)

Net asset value, end of period	$7.84	$7.35	$9.05	$9.43

Total return (b)	6.67%	(17.99)%	(2.95)%	(4.98)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$32,767	$30,023	$35,592	$14,944
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%	1.00%	1.00%	1.00%
Before waivers (a)(f)	1.21%	1.21%	1.25%	1.86%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.84%	0.84%	0.99%	0.74	%(l)
Before waivers (a)(f)	0.63%	0.63%	0.74%	(0.12	)%(l)
Portfolio turnover rate (z)^	10%	25%	4%	9%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/EQUITY 500 INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Information Technology	19.6%
Financials	15.6
Health Care	14.5
Consumer Discretionary	12.2
Consumer Staples	10.5
Industrials	10.1
Energy	7.3
Utilities	3.6
Telecommunication Services	2.9
Materials	2.8
Investment Companies	1.4
Repurchase Agreements	1.1
Cash and Other	(1.6)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$1,034.79	$3.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.82	3.08
Class IB
Actual	1,000.00	1,034.67	3.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.82	3.08
Class K
Actual	1,000.00	1,035.98	1.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.06	1.82

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.61%, 0.61% and 0.36%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.2%)
Auto Components (0.3%)
BorgWarner, Inc.	53,070	$1,566,626
Delphi Automotive plc	66,636	4,171,414
Goodyear Tire & Rubber Co.	64,900	1,665,334
Johnson Controls, Inc.	158,300	7,006,358

		14,409,732

Automobiles (0.5%)
Ford Motor Co.	952,998	11,979,185
General Motors Co.	342,194	9,684,090
Harley-Davidson, Inc. (x)	44,150	1,999,995

		23,663,270

Distributors (0.2%)
Genuine Parts Co.	36,510	3,696,637
LKQ Corp.*	74,887	2,373,918

		6,070,555

Diversified Consumer Services (0.0%)
H&R Block, Inc.	54,800	1,260,400

Hotels, Restaurants & Leisure (1.7%)
Carnival Corp.	107,000	4,729,400
Chipotle Mexican Grill, Inc. (x)*	7,201	2,900,275
Darden Restaurants, Inc.	27,850	1,764,019
Marriott International, Inc., Class A (x)	46,077	3,062,277
McDonald’s Corp.	214,450	25,806,913
Royal Caribbean Cruises Ltd.	40,973	2,751,337
Starbucks Corp.	357,800	20,437,536
Starwood Hotels & Resorts Worldwide, Inc.	40,850	3,020,857
Wyndham Worldwide Corp.	27,295	1,944,223
Wynn Resorts Ltd. (x)	19,929	1,806,365
Yum! Brands, Inc.	99,530	8,253,028

		76,476,230

Household Durables (0.5%)
D.R. Horton, Inc.	80,600	2,537,288
Garmin Ltd.	28,560	1,211,515
Harman International Industries, Inc.	17,250	1,238,895
Leggett & Platt, Inc.	32,800	1,676,408
Lennar Corp., Class A	44,750	2,062,975
Mohawk Industries, Inc.*	15,600	2,960,256
Newell Brands, Inc.	111,480	5,414,584
PulteGroup, Inc.	76,907	1,498,917
Whirlpool Corp.	18,616	3,102,170

		21,703,008

Internet & Catalog Retail (2.2%)
Amazon.com, Inc.*	94,580	67,683,339
Expedia, Inc.	28,639	3,044,326
Netflix, Inc.*	104,620	9,570,638
Priceline Group, Inc.*	12,156	15,175,672
TripAdvisor, Inc.*	27,909	1,794,549

		97,268,524

Leisure Products (0.1%)
Hasbro, Inc.	27,408	$2,301,998
Mattel, Inc.	83,100	2,600,199

		4,902,197

Media (2.7%)
CBS Corp. (Non-Voting), Class B	101,400	5,520,216
Comcast Corp., Class A	590,527	38,496,455
Discovery Communications, Inc., Class A (x)*	36,666	925,083
Discovery Communications, Inc., Class C*	58,266	1,389,644
Interpublic Group of Cos., Inc.	98,226	2,269,021
News Corp., Class A	92,950	1,054,982
News Corp., Class B	26,311	307,049
Omnicom Group, Inc.	58,050	4,730,495
Scripps Networks Interactive, Inc., Class A	23,161	1,442,235
TEGNA, Inc.	53,100	1,230,327
Time Warner, Inc.	192,100	14,127,034
Twenty-First Century Fox, Inc., Class A	267,535	7,236,822
Twenty-First Century Fox, Inc., Class B	105,245	2,867,926
Viacom, Inc., Class B	84,600	3,508,362
Walt Disney Co.	364,602	35,665,368

		120,771,019

Multiline Retail (0.6%)
Dollar General Corp.	69,350	6,518,900
Dollar Tree, Inc.*	57,495	5,418,329
Kohl’s Corp.	44,820	1,699,574
Macy’s, Inc.	75,322	2,531,573
Nordstrom, Inc. (x)	31,270	1,189,824
Target Corp.	143,870	10,045,003

		27,403,203

Specialty Retail (2.6%)
Advance Auto Parts, Inc.	17,987	2,907,239
AutoNation, Inc.*	17,319	813,647
AutoZone, Inc.*	7,330	5,818,847
Bed Bath & Beyond, Inc.	37,700	1,629,394
Best Buy Co., Inc.	68,775	2,104,515
CarMax, Inc. (x)*	47,256	2,316,962
Foot Locker, Inc.	33,218	1,822,339
Gap, Inc. (x)	55,355	1,174,633
Home Depot, Inc.	303,868	38,800,905
L Brands, Inc.	61,817	4,149,775
Lowe’s Cos., Inc.	216,430	17,134,763
O’Reilly Automotive, Inc.*	23,634	6,407,177
Ross Stores, Inc.	98,140	5,563,557
Signet Jewelers Ltd.	19,038	1,568,922
Staples, Inc.	157,845	1,360,624
Tiffany & Co. (x)	26,760	1,622,726
TJX Cos., Inc.	161,500	12,472,645
Tractor Supply Co.	32,615	2,973,836
Ulta Salon Cosmetics & Fragrance, Inc.*	15,291	3,725,499
Urban Outfitters, Inc.*	21,078	579,645

		114,947,650

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.8%)
Coach, Inc.	67,900	$2,766,246
Hanesbrands, Inc.	92,203	2,317,061
Michael Kors Holdings Ltd.*	43,068	2,131,005
NIKE, Inc., Class B	325,200	17,951,040
PVH Corp.	19,756	1,861,608
Ralph Lauren Corp.	13,900	1,245,718
Under Armour, Inc., Class A (x)*	44,716	1,794,453
Under Armour, Inc., Class C*	44,228	1,609,889
VF Corp.	81,450	5,008,361

		36,685,381

Total Consumer Discretionary		545,561,169

Consumer Staples (10.5%)
Beverages (2.3%)
Brown-Forman Corp., Class B	24,575	2,451,602
Coca-Cola Co.	950,916	43,105,022
Constellation Brands, Inc., Class A	43,150	7,137,010
Dr. Pepper Snapple Group, Inc.	45,375	4,384,586
Molson Coors Brewing Co., Class B	44,950	4,545,794
Monster Beverage Corp. (x)*	34,390	5,526,817
PepsiCo, Inc.	352,803	37,375,950

		104,526,781

Food & Staples Retailing (2.3%)
Costco Wholesale Corp.	107,050	16,811,132
CVS Health Corp.	262,345	25,116,910
Kroger Co.	232,900	8,568,391
Sysco Corp.	128,000	6,494,720
Walgreens Boots Alliance, Inc.	211,050	17,574,134
Wal-Mart Stores, Inc.	373,018	27,237,774
Whole Foods Market, Inc. (x)	78,350	2,508,767

		104,311,828

Food Products (1.9%)
Archer-Daniels-Midland Co.	143,466	6,153,257
Campbell Soup Co.	43,800	2,914,014
ConAgra Foods, Inc.	106,550	5,094,155
General Mills, Inc.	145,200	10,355,664
Hershey Co.	34,300	3,892,707
Hormel Foods Corp.	65,916	2,412,526
J.M. Smucker Co.	29,247	4,457,535
Kellogg Co.	61,500	5,021,475
Kraft Heinz Co.	145,527	12,876,229
McCormick & Co., Inc. (Non-Voting)	28,150	3,002,760
Mead Johnson Nutrition Co.	45,550	4,133,663
Mondelez International, Inc., Class A	379,031	17,249,701
Tyson Foods, Inc., Class A	73,350	4,899,047

		82,462,733

Household Products (2.0%)
Church & Dwight Co., Inc.	31,349	3,225,499
Clorox Co.	31,650	4,380,043
Colgate-Palmolive Co.	218,150	15,968,580
Kimberly-Clark Corp.	87,994	12,097,415
Procter & Gamble Co.	650,155	55,048,624

		90,720,161

Personal Products (0.1%)
Estee Lauder Cos., Inc., Class A	54,350	$4,946,937

Tobacco (1.9%)
Altria Group, Inc.	477,800	32,949,088
Philip Morris International, Inc.	378,850	38,536,622
Reynolds American, Inc.	202,124	10,900,547

		82,386,257

Total Consumer Staples		469,354,697

Energy (7.3%)
Energy Equipment & Services (1.1%)
Baker Hughes, Inc.	106,957	4,826,969
Diamond Offshore Drilling, Inc. (x)	15,697	381,908
FMC Technologies, Inc.*	55,260	1,473,784
Halliburton Co.	209,850	9,504,107
Helmerich & Payne, Inc. (x)	26,369	1,770,151
National Oilwell Varco, Inc. (x)	91,997	3,095,699
Schlumberger Ltd.	339,334	26,834,533
Transocean Ltd. (x)	83,802	996,406

		48,883,557

Oil, Gas & Consumable Fuels (6.2%)
Anadarko Petroleum Corp.	124,594	6,634,630
Apache Corp.	92,380	5,142,795
Cabot Oil & Gas Corp.	113,536	2,922,417
Chesapeake Energy Corp.*	142,800	611,184
Chevron Corp.	460,384	48,262,055
Cimarex Energy Co.	23,152	2,762,497
Columbia Pipeline Group, Inc.	96,859	2,468,936
Concho Resources, Inc.*	31,878	3,802,089
ConocoPhillips Co.	302,384	13,183,942
Devon Energy Corp.	127,900	4,636,375
EOG Resources, Inc.	134,400	11,211,648
EQT Corp.	42,217	3,268,862
Exxon Mobil Corp.#	1,012,780	94,937,997
Hess Corp.	64,350	3,867,435
Kinder Morgan, Inc.	446,916	8,366,268
Marathon Oil Corp.	207,014	3,107,280
Marathon Petroleum Corp.	129,314	4,908,759
Murphy Oil Corp. (x)	39,450	1,252,537
Newfield Exploration Co.*	48,000	2,120,640
Noble Energy, Inc.	104,606	3,752,217
Occidental Petroleum Corp.	186,550	14,095,718
ONEOK, Inc.	51,314	2,434,849
Phillips 66	114,242	9,063,960
Pioneer Natural Resources Co.	39,929	6,037,664
Range Resources Corp. (x)	41,419	1,786,816
Southwestern Energy Co. (x)*	94,543	1,189,351
Spectra Energy Corp.	167,056	6,119,261
Tesoro Corp.	29,304	2,195,456
Valero Energy Corp.	114,685	5,848,935
Williams Cos., Inc.	165,350	3,576,521

		279,569,094

Total Energy		328,452,651

Financials (15.6%)
Banks (5.2%)
Bank of America Corp.	2,508,821	33,292,055
BB&T Corp.	200,400	7,136,244

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Citigroup, Inc.	716,800	$30,385,152
Citizens Financial Group, Inc.	129,121	2,579,838
Comerica, Inc.	42,750	1,758,307
Fifth Third Bancorp	187,417	3,296,665
Huntington Bancshares, Inc./Ohio	195,088	1,744,087
JPMorgan Chase & Co.	893,091	55,496,675
KeyCorp	205,700	2,272,985
M&T Bank Corp.	38,800	4,587,324
People’s United Financial, Inc.	75,843	1,111,858
PNC Financial Services Group, Inc.	121,979	9,927,871
Regions Financial Corp.	309,352	2,632,585
SunTrust Banks, Inc./Georgia	122,300	5,024,084
U.S. Bancorp	396,345	15,984,594
Wells Fargo & Co.	1,128,403	53,407,314
Zions Bancorp	49,950	1,255,243

		231,892,881

Capital Markets (1.8%)
Affiliated Managers Group, Inc.*	13,111	1,845,636
Ameriprise Financial, Inc.	40,507	3,639,554
Bank of New York Mellon Corp.	263,019	10,218,288
BlackRock, Inc.	30,714	10,520,466
Charles Schwab Corp.	293,755	7,434,939
E*TRADE Financial Corp.*	68,040	1,598,260
Franklin Resources, Inc.	90,001	3,003,333
Goldman Sachs Group, Inc.	94,392	14,024,763
Invesco Ltd.	101,901	2,602,552
Legg Mason, Inc.	25,663	756,802
Morgan Stanley	369,013	9,586,958
Northern Trust Corp.	52,400	3,472,024
State Street Corp.	96,620	5,209,750
T. Rowe Price Group, Inc.	60,586	4,420,960

		78,334,285

Consumer Finance (0.7%)
American Express Co.	197,410	11,994,632
Capital One Financial Corp.	125,094	7,944,720
Discover Financial Services	100,621	5,392,279
Navient Corp.	80,642	963,672
Synchrony Financial*	203,662	5,148,575

		31,443,878

Diversified Financial Services (2.1%)
Berkshire Hathaway, Inc., Class B*	457,674	66,266,619
CME Group, Inc./Illinois	82,715	8,056,441
Intercontinental Exchange, Inc.	29,116	7,452,531
Leucadia National Corp.	81,342	1,409,657
Moody’s Corp.	41,276	3,867,974
Nasdaq, Inc.	28,073	1,815,481
S&P Global, Inc.	64,650	6,934,359

		95,803,062

Insurance (2.6%)
Aflac, Inc.	101,100	7,295,376
Allstate Corp.	91,376	6,391,751
American International Group, Inc.	273,249	14,452,140
Aon plc	64,675	7,064,450
Arthur J. Gallagher & Co.	43,216	2,057,082
Assurant, Inc.	15,130	$1,305,870
Chubb Ltd.	113,450	14,829,050
Cincinnati Financial Corp.	36,113	2,704,503
Hartford Financial Services Group, Inc.	96,050	4,262,699
Lincoln National Corp.	58,278	2,259,438
Loews Corp.	65,397	2,687,163
Marsh & McLennan Cos., Inc.	127,250	8,711,535
MetLife, Inc.	268,299	10,686,349
Principal Financial Group, Inc.	65,800	2,705,038
Progressive Corp.	142,300	4,767,050
Prudential Financial, Inc.	107,900	7,697,586
Torchmark Corp.	27,362	1,691,519
Travelers Cos., Inc.	71,474	8,508,265
Unum Group	58,020	1,844,456
Willis Towers Watson plc	33,801	4,201,802
XL Group plc	69,450	2,313,379

		118,436,501

Real Estate Investment Trusts (REITs) (3.2%)
American Tower Corp. (REIT)	103,742	11,786,129
Apartment Investment & Management Co. (REIT), Class A	38,233	1,688,369
AvalonBay Communities, Inc. (REIT)	33,514	6,045,590
Boston Properties, Inc. (REIT)	37,530	4,950,207
Crown Castle International Corp. (REIT)	82,260	8,343,632
Digital Realty Trust, Inc. (REIT)	35,845	3,906,747
Equinix, Inc. (REIT)	16,995	6,589,471
Equity Residential (REIT)	89,280	6,149,606
Essex Property Trust, Inc. (REIT)	16,057	3,662,441
Extra Space Storage, Inc. (REIT)	30,593	2,831,076
Federal Realty Investment Trust (REIT)	17,331	2,869,147
General Growth Properties, Inc. (REIT)	142,354	4,244,996
HCP, Inc. (REIT)	114,058	4,035,372
Host Hotels & Resorts, Inc. (REIT)	182,489	2,958,147
Iron Mountain, Inc. (REIT)	58,284	2,321,452
Kimco Realty Corp. (REIT)	102,430	3,214,253
Macerich Co. (REIT)	30,840	2,633,428
Prologis, Inc. (REIT)	128,222	6,288,007
Public Storage (REIT)	36,010	9,203,796
Realty Income Corp. (REIT) (x)	62,931	4,364,894
Simon Property Group, Inc. (REIT)	75,625	16,403,062
SL Green Realty Corp. (REIT)	24,440	2,602,127
UDR, Inc. (REIT)	65,174	2,406,224
Ventas, Inc. (REIT)	82,566	6,012,456
Vornado Realty Trust (REIT)	43,305	4,335,697
Welltower, Inc. (REIT)	87,133	6,636,921
Weyerhaeuser Co. (REIT)	182,441	5,431,269

		141,914,516

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	71,230	1,886,170

Total Financials		699,711,293

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (14.5%)
Biotechnology (2.3%)
Alexion Pharmaceuticals, Inc.*	54,700	$6,386,772
Amgen, Inc.	183,530	27,924,089
Biogen, Inc.*	53,539	12,946,801
Celgene Corp.*	189,200	18,660,796
Gilead Sciences, Inc.	325,258	27,133,022
Regeneron Pharmaceuticals, Inc.*	19,134	6,682,167
Vertex Pharmaceuticals, Inc.*	60,433	5,198,447

		104,932,094

Health Care Equipment & Supplies (2.5%)
Abbott Laboratories	358,750	14,102,463
Baxter International, Inc.	134,850	6,097,917
Becton Dickinson and Co.	51,829	8,789,680
Boston Scientific Corp.*	331,356	7,743,790
C.R. Bard, Inc.	17,900	4,209,364
Dentsply Sirona, Inc.	57,178	3,547,323
Edwards Lifesciences Corp.*	51,758	5,161,825
Hologic, Inc.*	59,239	2,049,669
Intuitive Surgical, Inc.*	9,363	6,192,782
Medtronic plc	343,402	29,796,992
St. Jude Medical, Inc.	69,372	5,411,016
Stryker Corp.	76,700	9,190,961
Varian Medical Systems, Inc.*	23,288	1,914,972
Zimmer Biomet Holdings, Inc.	48,650	5,856,487

		110,065,241

Health Care Providers & Services (2.7%)
Aetna, Inc.	85,678	10,463,854
AmerisourceBergen Corp.	44,850	3,557,502
Anthem, Inc.	64,250	8,438,595
Cardinal Health, Inc.	79,525	6,203,745
Centene Corp.*	41,587	2,968,064
Cigna Corp.	62,650	8,018,573
DaVita HealthCare Partners, Inc.*	39,838	3,080,274
Express Scripts Holding Co.*	154,555	11,715,269
HCA Holdings, Inc.*	73,580	5,666,396
Henry Schein, Inc.*	20,066	3,547,669
Humana, Inc.	36,400	6,547,632
Laboratory Corp. of America Holdings*	25,050	3,263,264
McKesson Corp.	55,031	10,271,536
Patterson Cos., Inc.	20,300	972,167
Quest Diagnostics, Inc.	34,550	2,812,716
UnitedHealth Group, Inc.	232,200	32,786,640
Universal Health Services, Inc., Class B	21,950	2,943,495

		123,257,391

Health Care Technology (0.1%)
Cerner Corp.*	73,442	4,303,701

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	79,973	3,547,602
Illumina, Inc.*	35,928	5,043,573
PerkinElmer, Inc.	26,550	1,391,751
Thermo Fisher Scientific, Inc.	96,100	14,199,736
Waters Corp.*	19,800	2,784,870

		26,967,532

Pharmaceuticals (6.3%)
AbbVie, Inc.	395,027	$24,456,122
Allergan plc*	96,616	22,326,992
Bristol-Myers Squibb Co.	407,723	29,988,027
Eli Lilly & Co.	237,260	18,684,225
Endo International plc*	49,968	779,001
Johnson & Johnson	671,860	81,496,618
Mallinckrodt plc*	26,676	1,621,367
Merck & Co., Inc.	676,017	38,945,339
Mylan N.V.*	104,250	4,507,770
Perrigo Co. plc	34,939	3,167,919
Pfizer, Inc.	1,481,290	52,156,221
Zoetis, Inc.	111,424	5,288,183

		283,417,784

Total Health Care		652,943,743

Industrials (10.1%)
Aerospace & Defense (2.6%)
Boeing Co.	146,224	18,990,111
General Dynamics Corp.	70,200	9,774,648
Honeywell International, Inc.	186,162	21,654,364
L-3 Communications Holdings, Inc.	18,850	2,765,106
Lockheed Martin Corp.	64,008	15,884,865
Northrop Grumman Corp.	44,120	9,806,994
Raytheon Co.	72,600	9,869,970
Rockwell Collins, Inc.	31,750	2,703,195
Textron, Inc.	65,600	2,398,336
TransDigm Group, Inc.*	12,951	3,415,049
United Technologies Corp.	190,050	19,489,628

		116,752,266

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	34,902	2,591,473
Expeditors International of Washington, Inc.	44,448	2,179,730
FedEx Corp.	60,960	9,252,509
United Parcel Service, Inc., Class B	168,600	18,161,592

		32,185,304

Airlines (0.5%)
Alaska Air Group, Inc.	30,044	1,751,265
American Airlines Group, Inc.	141,163	3,996,325
Delta Air Lines, Inc.	188,373	6,862,428
Southwest Airlines Co.	155,918	6,113,545
United Continental Holdings, Inc.*	81,924	3,362,161

		22,085,724

Building Products (0.1%)
Allegion plc	23,338	1,620,357
Fortune Brands Home & Security, Inc.	37,446	2,170,745
Masco Corp.	81,200	2,512,328

		6,303,430

Commercial Services & Supplies (0.4%)
Cintas Corp.	21,200	2,080,356
Pitney Bowes, Inc.	46,050	819,690
Republic Services, Inc.	57,951	2,973,466
Stericycle, Inc.*	20,715	2,156,846

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Tyco International plc	103,836	$4,423,413
Waste Management, Inc.	100,856	6,683,727

		19,137,498

Construction & Engineering (0.1%)
Fluor Corp.	33,950	1,673,056
Jacobs Engineering Group, Inc.*	29,714	1,480,054
Quanta Services, Inc.*	36,800	850,816

		4,003,926

Electrical Equipment (0.5%)
Acuity Brands, Inc.	10,778	2,672,513
AMETEK, Inc.	56,948	2,632,706
Eaton Corp. plc	111,825	6,679,307
Emerson Electric Co.	157,100	8,194,336
Rockwell Automation, Inc.	31,800	3,651,276

		23,830,138

Industrial Conglomerates (2.6%)
3M Co.	148,150	25,944,028
Danaher Corp.	144,850	14,629,850
General Electric Co.	2,245,942	70,702,254
Roper Technologies, Inc.	24,705	4,213,685

		115,489,817

Machinery (1.3%)
Caterpillar, Inc.	142,600	10,810,506
Cummins, Inc.	38,750	4,357,050
Deere & Co. (x)	72,900	5,907,816
Dover Corp.	37,900	2,627,228
Flowserve Corp.	31,841	1,438,258
Illinois Tool Works, Inc.	78,995	8,228,119
Ingersoll-Rand plc	62,815	4,000,059
PACCAR, Inc.	85,600	4,440,072
Parker-Hannifin Corp.	32,900	3,554,845
Pentair plc	44,058	2,568,141
Snap-on, Inc.	14,200	2,241,044
Stanley Black & Decker, Inc.	36,646	4,075,768
Xylem, Inc.	43,600	1,946,740

		56,195,646

Professional Services (0.3%)
Dun & Bradstreet Corp.	8,906	1,085,107
Equifax, Inc.	29,050	3,730,020
Nielsen Holdings plc	88,121	4,579,649
Robert Half International, Inc.	32,000	1,221,120
Verisk Analytics, Inc.*	37,729	3,059,067

		13,674,963

Road & Rail (0.8%)
CSX Corp.	233,400	6,087,072
J.B. Hunt Transport Services, Inc.	21,740	1,759,418
Kansas City Southern	26,390	2,377,475
Norfolk Southern Corp.	72,200	6,146,386
Ryder System, Inc.	13,100	800,934
Union Pacific Corp.	205,400	17,921,150

		35,092,435

Trading Companies & Distributors (0.2%)
Fastenal Co. (x)	70,516	3,130,205
United Rentals, Inc.*	21,550	1,446,005
W.W. Grainger, Inc. (x)	13,850	3,147,413

		7,723,623

Total Industrials		452,474,770

Information Technology (19.6%)
Communications Equipment (1.0%)
Cisco Systems, Inc.	1,228,450	$35,244,231
F5 Networks, Inc.*	16,350	1,861,284
Harris Corp.	30,434	2,539,413
Juniper Networks, Inc.	86,190	1,938,413
Motorola Solutions, Inc.	38,824	2,561,219

		44,144,560

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	75,132	4,307,317
Corning, Inc.	262,642	5,378,908
FLIR Systems, Inc.	33,607	1,040,137
TE Connectivity Ltd.	87,320	4,986,845

		15,713,207

Internet Software & Services (4.1%)
Akamai Technologies, Inc.*	42,848	2,396,489
Alphabet, Inc., Class A*	71,799	50,512,750
Alphabet, Inc., Class C*	72,143	49,930,170
eBay, Inc.*	258,100	6,042,121
Facebook, Inc., Class A*	564,652	64,528,431
VeriSign, Inc. (x)*	23,350	2,018,841
Yahoo!, Inc.*	213,427	8,016,318

		183,445,120

IT Services (3.6%)
Accenture plc, Class A	152,400	17,265,396
Alliance Data Systems Corp.*	14,400	2,821,248
Automatic Data Processing, Inc.	111,260	10,221,456
Cognizant Technology Solutions Corp., Class A*	147,950	8,468,658
CSRA, Inc.	33,500	784,905
Fidelity National Information Services, Inc.	67,749	4,991,746
Fiserv, Inc.*	54,300	5,904,039
Global Payments, Inc.	37,619	2,685,244
International Business Machines Corp.	215,717	32,741,526
MasterCard, Inc., Class A	237,100	20,879,026
Paychex, Inc.	78,285	4,657,958
PayPal Holdings, Inc.*	269,300	9,832,143
Teradata Corp.*	31,715	795,095
Total System Services, Inc.	41,185	2,187,336
Visa, Inc., Class A	465,272	34,509,224
Western Union Co.	119,879	2,299,279
Xerox Corp.	232,516	2,206,577

		163,250,856

Semiconductors & Semiconductor Equipment (2.8%)
Analog Devices, Inc.	75,000	4,248,000
Applied Materials, Inc.	266,000	6,376,020
Broadcom Ltd.	90,579	14,075,977
First Solar, Inc.*	18,700	906,576
Intel Corp.	1,153,330	37,829,224
KLA-Tencor Corp.	37,400	2,739,550
Lam Research Corp. (x)	38,538	3,239,504
Linear Technology Corp.	58,350	2,715,025
Microchip Technology, Inc. (x)	52,386	2,659,113
Micron Technology, Inc.*	253,200	3,484,032
NVIDIA Corp.	123,850	5,822,188
Qorvo, Inc.*	31,125	1,719,968

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
QUALCOMM, Inc.	358,710	$19,216,095
Skyworks Solutions, Inc.	46,447	2,939,166
Texas Instruments, Inc.	245,231	15,363,722
Xilinx, Inc.	61,950	2,857,754

		126,191,914

Software (4.1%)
Activision Blizzard, Inc.	124,404	4,930,130
Adobe Systems, Inc.*	122,130	11,698,833
Autodesk, Inc.*	54,780	2,965,789
CA, Inc.	72,245	2,371,803
Citrix Systems, Inc.*	37,900	3,035,411
Electronic Arts, Inc.*	73,630	5,578,209
Intuit, Inc.	62,500	6,975,625
Microsoft Corp.	1,919,823	98,237,343
Oracle Corp.	760,117	31,111,589
Red Hat, Inc.*	44,330	3,218,358
salesforce.com, Inc.*	155,572	12,353,973
Symantec Corp.	149,500	3,070,730

		185,547,793

Technology Hardware, Storage & Peripherals (3.6%)
Apple, Inc.	1,337,879	127,901,232
EMC Corp.	477,030	12,960,905
Hewlett Packard Enterprise Co.	405,819	7,414,313
HP, Inc.	417,719	5,242,374
NetApp, Inc.	70,580	1,735,562
Seagate Technology plc (x)	72,890	1,775,601
Western Digital Corp.	68,642	3,244,021

		160,274,008

Total Information Technology		878,567,458

Materials (2.8%)
Chemicals (2.0%)
Air Products and Chemicals, Inc.	47,550	6,754,002
Albemarle Corp.	27,684	2,195,618
CF Industries Holdings, Inc.	56,875	1,370,687
Dow Chemical Co.	274,151	13,628,046
E.I. du Pont de Nemours & Co.	213,300	13,821,840
Eastman Chemical Co.	36,250	2,461,375
Ecolab, Inc.	64,441	7,642,703
FMC Corp.	32,660	1,512,485
International Flavors & Fragrances, Inc.	19,450	2,452,061
LyondellBasell Industries N.V., Class A	83,327	6,201,195
Monsanto Co.	106,698	11,033,640
Mosaic Co.	85,410	2,236,034
PPG Industries, Inc.	65,000	6,769,750
Praxair, Inc.	69,650	7,827,964
Sherwin-Williams Co.	19,200	5,638,464

		91,545,864

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	15,523	2,980,416
Vulcan Materials Co.	32,550	3,917,718

		6,898,134

Containers & Packaging (0.3%)
Avery Dennison Corp.	21,800	1,629,550
Ball Corp. (x)	34,600	2,501,234
International Paper Co.	100,335	$4,252,197
Owens-Illinois, Inc.*	39,532	711,972
Sealed Air Corp.	48,134	2,212,720
WestRock Co.	61,656	2,396,569

		13,704,242

Metals & Mining (0.3%)
Alcoa, Inc.	321,198	2,977,506
Freeport-McMoRan, Inc. (x)	305,788	3,406,478
Newmont Mining Corp.	129,550	5,067,996
Nucor Corp.	77,600	3,834,216

		15,286,196

Total Materials		127,434,436

Telecommunication Services (2.9%)
Diversified Telecommunication Services (2.9%)
AT&T, Inc.	1,503,517	64,966,970
CenturyLink, Inc.	133,290	3,866,743
Frontier Communications Corp. (x)	286,480	1,415,211
Level 3 Communications, Inc.*	70,809	3,645,955
Verizon Communications, Inc.	995,536	55,590,730

Total Telecommunication Services		129,485,609

Utilities (3.6%)
Electric Utilities (2.2%)
Alliant Energy Corp.	55,992	2,222,882
American Electric Power Co., Inc.	119,980	8,409,398
Duke Energy Corp.	168,300	14,438,457
Edison International	79,550	6,178,648
Entergy Corp.	43,600	3,546,860
Eversource Energy	77,494	4,641,891
Exelon Corp.	225,120	8,185,363
FirstEnergy Corp.	103,732	3,621,284
NextEra Energy, Inc.	112,750	14,702,600
PG&E Corp.	121,150	7,743,908
Pinnacle West Capital Corp.	27,150	2,200,779
PPL Corp.	165,338	6,241,510
Southern Co.	229,150	12,289,315
Xcel Energy, Inc.	123,995	5,552,496

		99,975,391

Gas Utilities (0.0%)
AGL Resources, Inc.	29,410	1,940,178

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	160,950	2,008,656
NRG Energy, Inc.	76,868	1,152,251

		3,160,907

Multi-Utilities (1.2%)
Ameren Corp.	59,200	3,171,936
CenterPoint Energy, Inc.	105,100	2,522,400
CMS Energy Corp.	68,100	3,123,066
Consolidated Edison, Inc.	74,250	5,972,670
Dominion Resources, Inc.	150,546	11,732,050
DTE Energy Co.	43,850	4,346,412
NiSource, Inc.	78,459	2,080,733
Public Service Enterprise Group, Inc.	123,550	5,758,665

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
SCANA Corp.	34,861	$2,637,583
Sempra Energy	57,922	6,604,266
TECO Energy, Inc.	57,000	1,575,480
WEC Energy Group, Inc.	77,082	5,033,455

		54,558,716

Water Utilities (0.1%)
American Water Works Co., Inc.	43,431	3,670,354

Total Utilities		163,305,546

Total Common Stocks (99.1%) (Cost $2,523,212,609)		4,447,291,372

SHORT-TERM INVESTMENTS:
Investment Company (1.4%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	62,653,072	62,653,072

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.1%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $4,600,058, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $4,692,001. (xx)	$4,600,000	4,600,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $3,000,034, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $3,060,005. (xx)	3,000,000	3,000,000
HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $1,000,011, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $1,020,021. (xx)	1,000,000	1,000,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $4,000,040, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $4,080,019. (xx)	$4,000,000	$4,000,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $5,123,538, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $5,225,949. (xx)	5,123,479	5,123,479
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $4,000,053, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $4,080,055. (xx)	4,000,000	4,000,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $3,000,040, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $3,060,041. (xx)	3,000,000	3,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $3,000,033, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $3,060,000. (xx)	3,000,000	3,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/6/16, repurchase price $5,000,333, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.750%, maturing 10/31/17-8/15/42; total market value $5,100,000. (xx)	5,000,000	5,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $2,000,022, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $2,040,004. (xx)	$2,000,000	$2,000,000
RBS Securities, Inc., 0.400%, dated 6/30/16, due 7/5/16, repurchase price $5,000,278, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-6.125%, maturing 2/28/17-5/15/44; total market value $5,100,097. (xx)	5,000,000	5,000,000
Societe Generale S.A., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $2,000,022, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 10/31/16-2/15/46; total market value $2,040,000. (xx)	2,000,000	2,000,000
Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $4,000,187, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.250%, maturing 6/30/17-5/15/44; total market value $4,080,000. (xx)	4,000,000	4,000,000
Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $2,000,093, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 12/8/16-2/15/37; total market value $2,040,001. (xx)	$2,000,000	$2,000,000

Total Repurchase Agreements		47,723,479

Total Short-Term Investments (2.5%) (Cost $110,376,551)		110,376,551

Total Investments (101.6%) (Cost $2,633,589,160)		4,557,667,923
Other Assets Less Liabilities (-1.6%)		(73,206,799)

Net Assets (100%)		$4,484,461,124

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $16,591,980.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $46,661,679. This was secured by collateral of $47,723,479 which was received as cash and subsequently invested in short-term investments currently valued at $47,723,479, as reported in the Portfolio of Investments.

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	359	September-16	$37,331,178	$37,519,090	$187,912

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$545,561,169	$—	$—	$545,561,169
Consumer Staples	469,354,697	—	—	469,354,697
Energy	328,452,651	—	—	328,452,651
Financials	699,711,293	—	—	699,711,293
Health Care	652,943,743	—	—	652,943,743
Industrials	452,474,770	—	—	452,474,770
Information Technology	878,567,458	—	—	878,567,458
Materials	127,434,436	—	—	127,434,436
Telecommunication Services	129,485,609	—	—	129,485,609
Utilities	163,305,546	—	—	163,305,546
Futures	187,912	—	—	187,912
Short-Term Investments
Investment Companies	62,653,072	—	—	62,653,072
Repurchase Agreements	—	47,723,479	—	47,723,479

Total Assets	$4,510,132,356	$47,723,479	$—	$4,557,855,835

Total Liabilities	$—	$—	$—	$—

Total	$4,510,132,356	$47,723,479	$—	$4,557,855,835

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$187,912	*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$2,084,067

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$287,475

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $34,951,000 during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$4,600,000	$—	$4,600,000	$(4,600,000)	$—
Deutsche Bank AG	3,000,000	—	3,000,000	(3,000,000)	—
HSBC Securities, Inc.	5,000,000	—	5,000,000	(5,000,000)	—
Merrill Lynch PFS, Inc.	5,123,479	—	5,123,479	(5,123,479)	—
Natixis	7,000,000	—	7,000,000	(7,000,000)	—
Nomura Securities Co., Ltd.	8,000,000	—	8,000,000	(8,000,000)	—
RBS Securities, Inc.	7,000,000	—	7,000,000	(7,000,000)	—
Societe Generale S.A.	8,000,000	—	8,000,000	(8,000,000)	—

Total	$47,723,479	$—	$47,723,479	$(47,723,479)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$156,760,161
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$150,964,162

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,104,401,662
Aggregate gross unrealized depreciation	(216,142,661)

Net unrealized appreciation	$1,888,259,001

Federal income tax cost of investments	$2,669,408,922

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $2,585,865,681)	$4,509,944,444
Repurchase Agreements (Cost $47,723,479)	47,723,479
Receivable for securities sold	9,701,064
Dividends, interest and other receivables	5,009,958
Receivable from Separate Accounts for Trust shares sold	985,939
Due from broker for futures variation margin	420,030
Security lending income receivable	14,246
Other assets	48,332

Total assets	4,573,847,492

LIABILITIES
Payable on return of securities loaned	47,723,479
Payable for securities purchased	32,105,146
Payable to Separate Accounts for Trust shares redeemed	7,383,466
Investment management fees payable	890,452
Distribution fees payable – Class IB	519,562
Administrative fees payable	368,091
Distribution fees payable – Class IA	334,725
Trustees’ fees payable	12,880
Accrued expenses	48,567

Total liabilities	89,386,368

NET ASSETS	$4,484,461,124

Net assets were comprised of:
Paid in capital	$2,514,235,021
Accumulated undistributed net investment income (loss)	38,963,640
Accumulated undistributed net realized gain (loss) on investments and futures	6,995,788
Net unrealized appreciation (depreciation) on investments and futures	1,924,266,675

Net assets	$4,484,461,124

Class IA
Net asset value, offering and redemption price per share, $1,646,205,821 / 46,123,154 shares outstanding (unlimited amount authorized: $0.01 par value)	$35.69

Class IB
Net asset value, offering and redemption price per share, $2,560,235,317 / 72,094,562 shares outstanding (unlimited amount authorized: $0.01 par value)	$35.51

Class K
Net asset value, offering and redemption price per share, $278,019,986 / 7,786,675 shares outstanding (unlimited amount authorized: $0.01 par value)	$35.70

(x)	Includes value of securities on loan of $46,661,679.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends (net of $11,556 foreign withholding tax)	$48,774,777
Interest	15,844
Securities lending (net)	32,226

Total income	48,822,847

EXPENSES
Investment management fees	5,212,416
Distribution fees – Class IB	3,040,130
Administrative fees	2,154,489
Distribution fees – Class IA	1,955,721
Printing and mailing expenses	146,563
Professional fees	65,980
Custodian fees	56,766
Trustees’ fees	52,096
Miscellaneous	42,304

Total expenses	12,726,465

NET INVESTMENT INCOME (LOSS)	36,096,382

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	40,976,877
Futures	2,084,067

Net realized gain (loss)	43,060,944

Change in unrealized appreciation (depreciation) on:
Investments	68,728,469
Futures	287,475

Net change in unrealized appreciation (depreciation)	69,015,944

NET REALIZED AND UNREALIZED GAIN (LOSS)	112,076,888

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$148,173,270

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$36,096,382	$72,656,375
Net realized gain (loss) on investments and futures	43,060,944	78,036,564
Net change in unrealized appreciation (depreciation) on investments and futures	69,015,944	(113,886,755)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	148,173,270	36,806,184

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(26,401,683)
Class IB	—	(40,832,482)
Class K	—	(5,194,803)

	—	(72,428,968)

Distributions from net realized capital gains
Class IA	—	(29,226,887)
Class IB	—	(45,437,741)
Class K	—	(4,982,516)

	—	(79,647,144)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(152,076,112)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 2,707,845 and 4,852,259 shares, respectively ]	93,381,194	172,848,454
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,644,354 shares, respectively ]	—	55,628,570
Capital shares repurchased [ (3,000,753) and (5,996,852) shares, respectively ]	(102,450,696)	(213,780,622)

Total Class IA transactions	(9,069,502)	14,696,402

Class IB
Capital shares sold [ 4,306,186 and 8,320,844 shares, respectively ]	146,296,438	294,807,483
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,562,790 shares, respectively ]	—	86,270,223
Capital shares repurchased [ (4,868,953) and (10,007,188) shares, respectively ]	(163,858,095)	(355,281,546)

Total Class IB transactions	(17,561,657)	25,796,160

Class K
Capital shares sold [ 467,954 and 1,370,626 shares, respectively ]	15,958,552	48,998,796
Capital shares issued in reinvestment of dividends and distributions [ 0 and 301,090 shares, respectively ]	—	10,177,319
Capital shares repurchased [ (688,938) and (1,079,286) shares, respectively ]	(23,015,759)	(38,787,670)

Total Class K transactions	(7,057,207)	20,388,445

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(33,688,366)	60,881,007

TOTAL INCREASE (DECREASE) IN NET ASSETS	114,484,904	(54,388,921)
NET ASSETS:
Beginning of period	4,369,976,220	4,424,365,141

End of period (a)	$4,484,461,124	$4,369,976,220

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$38,963,640	$2,867,258

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IA		2015	2014	2013	2012	2011
Net asset value, beginning of period	$34.49	$35.46	$32.21	$24.83	$21.92	$21.94

Income (loss) from investment operations:
Net investment income (loss) (e)	0.28	0.58	0.49	0.43	0.41	0.38
Net realized and unrealized gain (loss) on investments and futures	0.92	(0.32)	3.68	7.38	2.93	(0.01)†

Total from investment operations	1.20	0.26	4.17	7.81	3.34	0.37

Less distributions:
Dividends from net investment income	—	(0.58)	(0.48)	(0.43)	(0.42)	(0.39)
Distributions from net realized gains	—	(0.65)	(0.44)	—	(0.01)	—

Total dividends and distributions	—	(1.23)	(0.92)	(0.43)	(0.43)	(0.39)

Net asset value, end of period	$35.69	$34.49	$35.46	$32.21	$24.83	$21.92

Total return (b)	3.48%	0.81%	12.96%	31.51%	15.24%	1.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,646,206	$1,600,811	$1,628,300	$1,499,464	$1,200,443	$1,096,867
Ratio of expenses to average net assets (a)(f)	0.61%	0.61%	0.62%	0.62%	0.63%	0.37%
Ratio of net investment income (loss) to average net assets (a)(f)	1.68%	1.63%	1.44%	1.50%	1.70%	1.71%
Portfolio turnover rate (z)^	4%	5%	4%	5%	5%	3%

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IB		2015	2014	2013	2012	2011
Net asset value, beginning of period	$34.32	$35.29	$32.05	$24.71	$21.81	$21.83

Income (loss) from investment operations:
Net investment income (loss) (e)	0.28	0.58	0.49	0.43	0.41	0.33
Net realized and unrealized gain (loss) on investments and futures	0.91	(0.32)	3.67	7.34	2.92	(0.01)†

Total from investment operations	1.19	0.26	4.16	7.77	3.33	0.32

Less distributions:
Dividends from net investment income	—	(0.58)	(0.48)	(0.43)	(0.42)	(0.34)
Distributions from net realized gains	—	(0.65)	(0.44)	—	(0.01)	—

Total dividends and distributions	—	(1.23)	(0.92)	(0.43)	(0.43)	(0.34)

Net asset value, end of period	$35.51	$34.32	$35.29	$32.05	$24.71	$21.81

Total return (b)	3.47%	0.81%	12.98%	31.49%	15.26%	1.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,560,235	$2,493,237	$2,533,152	$2,276,774	$1,705,859	$1,527,357
Ratio of expenses to average net assets (a)(f)	0.61%	0.61%	0.62%	0.62%	0.63%	0.62%
Ratio of net investment income (loss) to average net assets (a)(f)	1.68%	1.62%	1.44%	1.50%	1.70%	1.47%
Portfolio turnover rate (z)^	4%	5%	4%	5%	5%	3%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				August 26, 2011* to December 31, 2011
Class K		2015	2014	2013	2012
Net asset value, beginning of period	$34.46	$35.46	$32.20	$24.83	$21.92	$20.44

Income (loss) from investment operations:
Net investment income (loss) (e)	0.33	0.67	0.58	0.50	0.47	0.15
Net realized and unrealized gain (loss) on investments and futures	0.91	(0.35)	3.69	7.39	2.94	1.72

Total from investment operations	1.24	0.32	4.27	7.89	3.41	1.87

Less distributions:
Dividends from net investment income	—	(0.67)	(0.57)	(0.52)	(0.49)	(0.39)
Distributions from net realized gains	—	(0.65)	(0.44)	—	(0.01)	—

Total dividends and distributions	—	(1.32)	(1.01)	(0.52)	(0.50)	(0.39)

Net asset value, end of period	$35.70	$34.46	$35.46	$32.20	$24.83	$21.92

Total return (b)	3.60%	0.99%	13.28%	31.80%	15.54%	9.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$278,020	$275,928	$262,913	$212,945	$182,765	$155,594
Ratio of expenses to average net assets (a)(f)	0.36%	0.36%	0.37%	0.37%	0.38%	0.37%
Ratio of net investment income (loss) to average net assets (a)(f)	1.93%	1.88%	1.70%	1.75%	1.95%	1.99%
Portfolio turnover rate (z)^	4%	5%	4%	5%	5%	3%
*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Consumer Discretionary	16.9%
Utilities	16.4
Information Technology	15.2
Materials	9.2
Consumer Staples	6.4
Financials	5.9
Health Care	5.5
Industrials	4.8
Telecommunication Services	4.2
Energy	4.1
Repurchase Agreements	2.8
Cash and Other	8.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$1,026.88	$6.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.34	6.58
Class IB
Actual	1,000.00	1,027.01	6.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.34	6.58
Class K
Actual	1,000.00	1,028.24	5.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.58	5.33

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.31%, 1.31% and 1.06%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.9%)
Auto Components (0.2%)
Federal-Mogul Holdings Corp.*	70,000	$581,700

Diversified Consumer Services (0.0%)
Apollo Education Group, Inc.*	8,000	72,960
Funespana S.A.*	2,000	14,871

		87,831

Hotels, Restaurants & Leisure (1.5%)
Belmond Ltd., Class A*	20,000	198,000
Diamond Resorts International, Inc.*	5,000	149,800
Dover Motorsports, Inc.	80,216	174,069
Eldorado Resorts, Inc.*	7,000	106,365
International Game Technology plc	1	13
Krispy Kreme Doughnuts, Inc.*	10,000	209,600
Starwood Hotels & Resorts Worldwide, Inc.	40,000	2,958,000

		3,795,847

Household Durables (0.9%)
Bang & Olufsen A/S*	4,000	35,094
Nobility Homes, Inc.*	8,000	116,000
Skullcandy, Inc.*	3,000	18,420
Sony Corp. (ADR)	70,000	2,054,500

		2,224,014

Media (10.8%)
ACME Communications, Inc.*	38,000	1,254
AMC Networks, Inc., Class A*	3,500	211,470
Beasley Broadcast Group, Inc., Class A	50,457	212,424
Carmike Cinemas, Inc.*	80,000	2,409,600
Charter Communications, Inc., Class A*	3,912	894,440
Clear Channel Outdoor Holdings, Inc., Class A	270,200	1,680,644
DISH Network Corp., Class A*	10,000	524,000
DreamWorks Animation SKG, Inc., Class A*	160,000	6,539,200
EW Scripps Co., Class A (x)*	150,000	2,376,000
Interpublic Group of Cos., Inc.	100,000	2,310,000
Liberty Braves Group, Class A (x)*	1,000	15,040
Liberty Braves Group, Class C (x)*	1,941	28,455
Liberty Broadband Corp. (x)*	603	36,030
Liberty Global plc*	45,000	1,295,400
Liberty Global plc LiLAC, Class A*	1,588	51,219
Liberty Global plc LiLAC, Class C*	3,244	105,397
Liberty Media Group, Class A (x)*	250	4,785
Liberty Media Group, Class C*	250	4,742
Liberty SiriusXM Group, Class A*	1,000	31,360
Liberty SiriusXM Group, Class C*	1,000	30,870
Loral Space & Communications, Inc.*	9,000	317,430
Media General, Inc.*	170,000	2,922,300
Meredith Corp.	1,000	$51,910
ReachLocal, Inc.*	2,000	9,100
Salem Media Group, Inc. (x)	23,000	166,060
Telenet Group Holding N.V.*	30,000	1,369,340
Time Warner, Inc.	48,000	3,529,920
tronc, Inc.	2,000	27,600

		27,155,990

Specialty Retail (0.3%)
CST Brands, Inc.	15,000	646,200

Textiles, Apparel & Luxury Goods (3.2%)
Tumi Holdings, Inc.*	300,000	8,022,000

Total Consumer Discretionary		42,513,582

Consumer Staples (6.4%)
Beverages (1.6%)
SABMiller plc	70,000	4,080,780

Food & Staples Retailing (2.4%)
Rite Aid Corp.*	800,000	5,992,000

Food Products (2.3%)
GrainCorp Ltd., Class A	56,000	362,505
Hershey Co.	500	56,745
Parmalat S.p.A.	790,000	2,053,775
Premier Foods plc (x)*	2,100,000	1,157,201
Snyder’s-Lance, Inc.	5,000	169,450
Tootsie Roll Industries, Inc. (x)	46,001	1,772,419
Warrnambool Cheese & Butter Factory Co. Holding Ltd.*	20,625	119,827

		5,691,922

Personal Products (0.1%)
Avon Products, Inc.	80,000	302,400
Elizabeth Arden, Inc.*	4,000	55,040

		357,440

Total Consumer Staples		16,122,142

Energy (4.1%)
Energy Equipment & Services (0.4%)
Baker Hughes, Inc.	20,000	902,600

Oil, Gas & Consumable Fuels (3.7%)
Alvopetro Energy Ltd.*	320,000	73,068
Atlas Resource Partners LP	1	—
Columbia Pipeline Group, Inc.	350,000	8,921,500
Gulf Coast Ultra Deep Royalty Trust*	300,000	21,600
Whiting Petroleum Corp. (x)*	43,000	398,180

		9,414,348

Total Energy		10,316,948

Financials (5.9%)
Banks (1.1%)
BB&T Corp.	17,000	605,370
First Niagara Financial Group, Inc.	40,000	389,600
Flushing Financial Corp.	66,000	1,312,080
Sterling Bancorp/Delaware	30,000	471,000

		2,778,050

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Capital Markets (0.0%)
BKF Capital Group, Inc.*	12,000	$9,000

Diversified Financial Services (0.2%)
Kinnevik AB, Class B	20,000	475,368

Insurance (1.3%)
Aspen Insurance Holdings Ltd.	3,000	139,140
National Interstate Corp.	103,000	3,115,750

		3,254,890

Real Estate Investment Trusts (REITs) (1.7%)
Rouse Properties, Inc. (REIT)	30,000	547,500
Ryman Hospitality Properties, Inc. (REIT)	75,000	3,798,750

		4,346,250

Real Estate Management & Development (0.0%)
Conwert Immobilien Invest SE*	1,000	16,008

Thrifts & Mortgage Finance (1.6%)
Astoria Financial Corp.	255,000	3,909,150

Total Financials		14,788,716

Health Care (5.4%)
Biotechnology (1.2%)
Celator Pharmaceuticals, Inc. (x)*	85,000	2,565,300
Grifols S.A. (ADR)	34,000	566,780

		3,132,080

Health Care Equipment & Supplies (2.3%)
Alere, Inc.*	50,000	2,084,000
Exactech, Inc.*	10,000	267,400
HeartWare International, Inc.*	10,000	577,500
ICU Medical, Inc.*	4,000	451,000
LDR Holding Corp. (x)*	51,000	1,884,450
St. Jude Medical, Inc.	8,000	624,000
Symmetry Surgical, Inc.*	1,000	13,130

		5,901,480

Health Care Providers & Services (1.0%)
Chemed Corp.	700	95,417
Cigna Corp.	4,700	601,553
ExamWorks Group, Inc.*	13,000	453,050
Humana, Inc.	2,000	359,760
Laboratory Corp. of America Holdings*	7,000	911,890

		2,421,670

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	16,000	709,760
Illumina, Inc.*	400	56,152

		765,912

Pharmaceuticals (0.6%)
Allergan plc*	4,500	1,039,905
Mylan N.V.*	6,000	259,440
XenoPort, Inc.*	10,000	70,400

		1,369,745

Total Health Care		13,590,887

Industrials (4.8%)
Aerospace & Defense (0.2%)
American Science & Engineering, Inc.	12,300	$460,143

Air Freight & Logistics (0.0%)
Park-Ohio Holdings Corp.	2,500	70,700

Airlines (0.0%)
Virgin America, Inc.*	100	5,621

Building Products (0.3%)
Fortune Brands Home & Security, Inc.	13,000	753,610
Griffon Corp. (x)	4,000	67,440

		821,050

Commercial Services & Supplies (0.7%)
Gategroup Holding AG*	34,000	1,790,813

Electrical Equipment (0.1%)
Saft Groupe S.A.	3,000	121,558

Machinery (1.4%)
Bolzoni S.p.A.*	1,000	4,766
CIRCOR International, Inc.	6,000	341,940
KUKA AG	200	23,684
Navistar International Corp. (x)*	108,000	1,262,520
Xylem, Inc.	40,000	1,786,000

		3,418,910

Road & Rail (1.5%)
Hertz Global Holdings, Inc.*	340,000	3,763,800

Trading Companies & Distributors (0.6%)
Kaman Corp. (x)	38,000	1,615,760

Transportation Infrastructure (0.0%)
exactEarth Ltd.*	9,101	9,792

Total Industrials		12,078,147

Information Technology (15.2%)
Communications Equipment (1.2%)
Harris Corp.	15,000	1,251,600
Polycom, Inc.*	150,000	1,687,500

		2,939,100

Electronic Equipment, Instruments & Components (3.5%)
Axis Communications AB	72,800	2,870,948
FEI Co.	33,100	3,537,728
QLogic Corp.*	100	1,474
Rofin-Sinar Technologies, Inc.*	75,000	2,395,500

		8,805,650

Internet Software & Services (8.0%)
Cvent, Inc.*	140,000	5,000,800
Demandware, Inc.*	121,255	9,081,999
inContact, Inc.*	70,000	969,500
LinkedIn Corp., Class A*	25,000	4,731,250
Marketo, Inc.*	12,000	417,840
Qihoo 360 Technology Co., Ltd. (ADR) (x)*	500	36,525
Rocket Fuel, Inc. (x)*	2,500	5,550
SciQuest, Inc.*	2,000	35,320

		20,278,784

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (0.6%)
Ausy*	13,000	$791,284
Blackhawk Network Holdings, Inc.*	20,000	669,800

		1,461,084

Semiconductors & Semiconductor Equipment (1.5%)
Aixtron SE*	200	1,214
Fairchild Semiconductor International, Inc. (x)*	195,000	3,870,750

		3,871,964

Software (0.0%)
Xura, Inc.*	100	2,443

Technology Hardware, Storage & Peripherals (0.4%)
EMC Corp.	30,000	815,100
Hutchinson Technology, Inc.*	12,000	40,680
Lexmark International, Inc., Class A	2,300	86,825

		942,605

Total Information Technology		38,301,630

Materials (9.2%)
Chemicals (7.1%)
Axiall Corp.	110,000	3,587,100
Chemtura Corp.*	105,000	2,769,900
Ferro Corp.*	10,000	133,800
International Flavors & Fragrances, Inc.	10,000	1,260,700
Monsanto Co.	2,000	206,820
Syngenta AG (ADR)	1,500	115,185
Valspar Corp.	90,000	9,722,700

		17,796,205

Construction Materials (1.2%)
Vulcan Materials Co.	24,500	2,948,820

Containers & Packaging (0.4%)
Ball Corp.	137	9,923
Greif, Inc., Class A	4,000	149,080
Myers Industries, Inc.	55,000	792,000

		951,003

Metals & Mining (0.4%)
Alamos Gold, Inc., Class A	12,000	103,200
AuRico Metals, Inc.*	8,876	6,923
Osisko Gold Royalties Ltd.	28,000	366,051
Pan American Silver Corp.	35,000	576,493
Yamana Gold, Inc.	10,000	52,015

		1,104,682

Paper & Forest Products (0.1%)
Norbord, Inc.	21,000	410,589

Total Materials		23,211,299

Telecommunication Services (3.8%)
Diversified Telecommunication Services (0.7%)
Asia Satellite Telecommunications Holdings Ltd.	65,000	92,999
Axia NetMedia Corp.	1,000	3,228
Cincinnati Bell, Inc.*	300,000	1,371,000
Koninklijke KPN N.V.	100,000	$362,714

		1,829,941

Wireless Telecommunication Services (3.1%)
Millicom International Cellular S.A.	31,000	1,893,790
Telephone & Data Systems, Inc.	16,000	474,560
T-Mobile US, Inc.*	70,000	3,028,900
U.S. Cellular Corp.*	60,000	2,356,200

		7,753,450

Total Telecommunication Services		9,583,391

Utilities (16.4%)
Electric Utilities (6.4%)
Avangrid, Inc.	13,000	598,780
Empire District Electric Co.	135,000	4,585,950
Hawaiian Electric Industries, Inc.	18,000	590,220
ITC Holdings Corp.	1,500	70,230
PNM Resources, Inc.	22,000	779,680
Westar Energy, Inc.	170,000	9,535,300

		16,160,160

Gas Utilities (5.5%)
AGL Resources, Inc.	42,000	2,770,740
National Fuel Gas Co.	45,000	2,559,600
Piedmont Natural Gas Co., Inc.	60,000	3,607,200
Questar Corp.	200,000	5,074,000

		14,011,540

Independent Power and Renewable Electricity Producers (0.0%)
Talen Energy Corp.*	1,000	13,550

Multi-Utilities (3.3%)
Engie (b)*†	3,801	—
TECO Energy, Inc.	300,000	8,292,000

		8,292,000

Water Utilities (1.2%)
Severn Trent plc	90,000	2,940,030

Total Utilities		41,417,280

Total Common Stocks (88.1%) (Cost $217,699,859)		221,924,022

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)
Food & Staples Retailing (0.0%)
Safeway, Inc. (Casa Ley subsidiary) (Contingent Value Shares) (b)*	350,000	122,500
Safeway, Inc. (PDC subsidiary) (Contingent Value Shares) (b)*†	350,000	17,080

Total Consumer Staples		139,580

Health Care (0.1%)
Biotechnology (0.1%)
Ambit Biosciences, Corp. (Contingent Value Shares)*†	20,000	9,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Rights	Value (Note 1)
Chelsea Therapeutics International Ltd. (Contingent Value Shares) (b)*†	12,000	$720
Durata Therapeutics, Inc. (Contingent Value Shares) (b)*†	20,000	2,400
Dyax Corp. (Contingent Value Shares) (b)*†	116,000	96,570
Prosensa Holdings N.V. (Contingent Value Shares) (b)(x)*†	40,000	—
Trius Therapeutics, Inc. (Contingent Value Shares) (b)*†	200,000	19,500

		128,190

Health Care Equipment & Supplies (0.0%)
American Medical Alert Corp. (Contingent Value Shares) (b)*†	140,898	1,057
Synergetics USA, Inc. (Contingent Value Shares) (b)*†	479,184	68,283
Wright Medical Group N.V., expiring 3/1/19*	5,000	6,250

		75,590

Pharmaceuticals (0.0%)
Adolor Corp. (Contingent Value Shares) (b)*†	40,000	15,600
Furiex Pharmaceuticals, Inc. (Contingent Value Shares) (b)*†	10,000	—
Omthera Pharmaceuticals, Inc. (Contingent Value Shares) (b)*†	100	45
Teva Pharmaceutical Industries Ltd. (Contingent Value Shares) (b)*†	250,000	99,375

		115,020

Total Health Care		318,800

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc. (Contingent Value Shares) (b)*†	320,000	—

Total Information Technology		—

Telecommunication Services (0.4%)
Wireless Telecommunication Services (0.4%)
Leap Wireless International, Inc. (Contingent Value Shares) (b)*†	430,000	967,500

Total Telecommunication Services		967,500

Total Rights (0.5%) (Cost $—)		1,425,880

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Kinder Morgan, Inc., expiring 5/25/17*	20,000	$340

Total Energy		340

Materials (0.0%)
Metals & Mining (0.0%)
HudBay Minerals, Inc., expiring 7/20/18*	850	211

Total Materials		211

Total Warrants (0.0%) (Cost $887)		551

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.8%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $400,005, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $408,000. (xx)	$400,000	400,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $200,002, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $204,000. (xx)	200,000	200,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $1,000,010, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $1,020,005. (xx)	1,000,000	1,000,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $4,806,809, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $4,902,888. (xx)	4,806,753	4,806,753
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $25,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $25,500. (xx)	25,000	25,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $500,005, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $510,001. (xx)	$500,000	$500,000

Total Repurchase Agreements		6,931,753

Total Short-Term Investments (2.8%) (Cost $6,931,753)		6,931,753

Total Investments (91.4%) (Cost $224,632,499)		230,282,206
Other Assets Less Liabilities (8.6%)		21,566,825

Net Assets (100%)		$251,849,031

*	Non-income producing.
†	Securities (totaling $1,297,130 or 0.5% of net assets) held at fair value by management.
(b)	Illiquid Security. At June 30, 2016, the market value of these securities amounted to $1,401,630 or 0.6% of net assets.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $6,741,728. This was secured by collateral of $6,931,753 which was received as cash and subsequently invested in short-term investments currently valued at $6,931,753, as reported in the Portfolio of Investments.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (b)		Total
Assets:
Common Stocks
Consumer Discretionary	$40,590,530	$1,923,052	$—		$42,513,582
Consumer Staples	8,348,054	7,774,088	—		16,122,142
Energy	10,316,948	—	—		10,316,948
Financials	14,288,340	500,376	—		14,788,716
Health Care	13,590,887	—	—		13,590,887
Industrials	10,137,326	1,940,821	—		12,078,147
Information Technology	32,242,684	6,058,946	—		38,301,630
Materials	23,062,219	149,080	—		23,211,299
Telecommunication Services	7,233,888	2,349,503	—		9,583,391
Utilities	38,477,250	2,940,030	—	(c)	41,417,280
Rights
Consumer Staples	—	—	139,580		139,580
Health Care	6,250	—	312,550		318,800
Information Technology	—	—	—	(c)	—	(c)
Telecommunication Services	—	—	967,500		967,500
Short-Term Investments
Repurchase Agreements	—	6,931,753	—		6,931,753
Warrants
Energy	340	—	—		340
Materials	211	—	—		211

Total Assets	$198,294,927	$30,567,649	$1,419,630		$230,282,206

Total Liabilities	$—	$—	$—		$—

Total	$198,294,927	$30,567,649	$1,419,630		$230,282,206

(a)	Securities with a market value of $2,042,870 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.
(b)	A security with a market value of $9,000 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.
(c)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$400,000	$—	$400,000	$(400,000)	$—
Deutsche Bank AG	200,000	—	200,000	(200,000)	—
HSBC Securities, Inc.	1,000,000	—	1,000,000	(1,000,000)	—
Merrill Lynch PFS, Inc.	4,806,753	—	4,806,753	(4,806,753)	—
Natixis	25,000	—	25,000	(25,000)	—
RBS Securities, Inc.	500,000	—	500,000	(500,000)	—

Total	$6,931,753	$—	$6,931,753	$(6,931,753)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$202,645,963
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$183,528,192

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,320,541
Aggregate gross unrealized depreciation	(13,599,434)

Net unrealized appreciation	$4,721,107

Federal income tax cost of investments	$225,561,099

For the six months ended June 30, 2016, the Portfolio incurred approximately $122,004 as brokerage commissions with G. Research, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $217,700,746)	$223,350,453
Repurchase Agreements (Cost $6,931,753)	6,931,753
Cash	30,006,342
Foreign cash (Cost $9,338)	9,150
Dividends, interest and other receivables	272,294
Receivable for securities sold	98,632
Receivable from Separate Accounts for Trust shares sold	54,482
Security lending income receivable	3,431
Other assets	2,917

Total assets	260,729,454

LIABILITIES
Payable on return of securities loaned	6,931,753
Payable for securities purchased	1,443,576
Payable to Separate Accounts for Trust shares redeemed	225,605
Investment management fees payable	186,933
Distribution fees payable – Class IB	44,475
Administrative fees payable	20,993
Distribution fees payable – Class IA	2,923
Trustees’ fees payable	948
Accrued expenses	23,217

Total liabilities	8,880,423

NET ASSETS	$251,849,031

Net assets were comprised of:
Paid in capital	$237,046,529
Accumulated undistributed net investment income (loss)	572,545
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	8,583,418
Net unrealized appreciation (depreciation) on investments and foreign currency translations	5,646,539

Net assets	$251,849,031

Class IA
Net asset value, offering and redemption price per share, $14,141,357 / 1,088,732 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.99

Class IB
Net asset value, offering and redemption price per share, $216,057,705 / 16,712,790 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.93

Class K
Net asset value, offering and redemption price per share, $21,649,969 / 1,651,122 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.11

(x)	Includes value of securities on loan of $6,741,728.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends (net of $21,065 foreign withholding tax)	$2,133,994
Interest	43,562
Securities lending (net)	6,286

Total income	2,183,842

EXPENSES
Investment management fees	1,124,342
Distribution fees – Class IB	268,387
Administrative fees	126,337
Professional fees	30,015
Custodian fees	25,229
Distribution fees – Class IA	17,282
Printing and mailing expenses	8,624
Trustees’ fees	3,066
Miscellaneous	8,660

Total expenses	1,611,942

NET INVESTMENT INCOME (LOSS)	571,900

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	6,214,650
Foreign currency transactions	(41,723)

Net realized gain (loss)	6,172,927

Change in unrealized appreciation (depreciation) on:
Investments	(151,693)
Foreign currency translations	(1,945)

Net change in unrealized appreciation (depreciation)	(153,638)

NET REALIZED AND UNREALIZED GAIN (LOSS)	6,019,289

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,591,189

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$571,900	$5,108
Net realized gain (loss) on investments and foreign currency transactions	6,172,927	14,204,983
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(153,638)	(7,614,091)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,591,189	6,596,000

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	—	(632,395)
Class IB	—	(10,271,314)
Class K	—	(875,320)

TOTAL DISTRIBUTIONS	—	(11,779,029)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 96,832 and 266,703 shares, respectively ]	1,225,223	3,502,161
Capital shares issued in reinvestment of distributions [ 0 and 50,611 shares, respectively ]	—	632,395
Capital shares repurchased [ (101,853) and (225,380) shares, respectively ]	(1,291,002)	(2,972,651)

Total Class IA transactions	(65,779)	1,161,905

Class IB
Capital shares sold [ 624,604 and 1,391,252 shares, respectively ]	7,888,435	18,133,663
Capital shares issued in reinvestment of distributions [ 0 and 825,781 shares, respectively ]	—	10,271,314
Capital shares repurchased [ (1,633,175) and (3,540,494) shares, respectively ]	(20,534,817)	(46,259,562)

Total Class IB transactions	(12,646,382)	(17,854,585)

Class K
Capital shares sold [ 137,664 and 405,040 shares, respectively ]	1,765,249	5,257,193
Capital shares issued in reinvestment of distributions [ 0 and 69,490 shares, respectively ]	—	875,320
Capital shares repurchased [ (151,069) and (317,581) shares, respectively ]	(1,949,655)	(4,218,888)

Total Class K transactions	(184,406)	1,913,625

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(12,896,567)	(14,779,055)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,305,378)	(19,962,084)
NET ASSETS:
Beginning of period	258,154,409	278,116,493

End of period (a)	$251,849,031	$258,154,409

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$572,545	$645

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Class IA			2015		2014	2013		2012	2011
Net asset value, beginning of period	$12.65		$12.95		$13.25	$12.56		$12.20	$12.51

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	###	—	#	(0.03)	—	## #	(0.01)	0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.31		0.30		0.27	1.36		0.65	0.12

Total from investment operations	0.34		0.30		0.24	1.36		0.64	0.20

Less distributions:
Dividends from net investment income	—		—		—	(0.01)		—	(0.05)
Distributions from net realized gains	—		(0.60)		(0.54)	(0.66)		(0.28)	(0.46)

Total dividends and distributions	—		(0.60)		(0.54)	(0.67)		(0.28)	(0.51)

Net asset value, end of period	$12.99		$12.65		$12.95	$13.25		$12.56	$12.20

Total return (b)	2.69%		2.42	%(dd)	1.87%	10.93%		5.27%	1.67%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,141		$13,834		$12,973	$10,742		$7,134	$6,088
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	1.31%		1.31%		1.31%	1.30%		1.31%	1.05%
Before fees paid indirectly (a)(f)	1.31%		1.31%		1.31%	1.32%		1.32%	1.06	%(c)
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.43	%(jj)	(0.01	)%(gg)	(0.20)%	0.03	%(aa)	(0.04)%	0.63%
Before fees paid indirectly (a)(f)	0.43	%(jj)	(0.01	)%(gg)	(0.20)%	0.02	%(aa)	(0.05)%	0.62%
Portfolio turnover rate (z)^	94%		199%		224%	272%		285%	268%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Class IB			2015		2014	2013		2012	2011
Net asset value, beginning of period	$12.59		$12.89		$13.19	$12.51		$12.15	$12.46

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	###	—	#	(0.03)	0.01	##	(0.01)	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.31		0.30		0.27	1.34		0.65	0.14

Total from investment operations	0.34		0.30		0.24	1.35		0.64	0.17

Less distributions:
Dividends from net investment income	—		—		—	(0.01)		—	(0.02)
Distributions from net realized gains	—		(0.60)		(0.54)	(0.66)		(0.28)	(0.46)

Total dividends and distributions	—		(0.60)		(0.54)	(0.67)		(0.28)	(0.48)

Net asset value, end of period	$12.93		$12.59		$12.89	$13.19		$12.51	$12.15

Total return (b)	2.70%		2.43	%(ee)	1.88%	10.89%		5.29%	1.41%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$216,058		$223,093		$245,516	$261,266		$238,695	$246,611
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	1.31%		1.31%		1.31%	1.30%		1.31%	1.30%
Before fees paid indirectly (a)(f)	1.31%		1.31%		1.31%	1.32%		1.32%	1.31%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.44	%(kk)	(0.02	)%(hh)	(0.22)%	0.06	%(bb)	(0.06)%	0.21%
Before fees paid indirectly (a)(f)	0.44	%(kk)	(0.02	)%(hh)	(0.22)%	0.05	%(bb)	(0.07)%	0.20%
Portfolio turnover rate (z)^	94%		199%		224%	272%		285%	268%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,						August 26, 2011* to December 31, 2011
Class K			2015		2014	2013		2012
Net asset value, beginning of period	$12.75		$13.02		$13.29	$12.59		$12.20	$12.48

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04	###	0.03		0.01	0.04	##	0.02	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.32		0.30		0.26	1.37		0.65	0.20

Total from investment operations	0.36		0.33		0.27	1.41		0.67	0.19

Less distributions:
Dividends from net investment income	—		—		—	(0.05)		—	(0.05)
Distributions from net realized gains	—		(0.60)		(0.54)	(0.66)		(0.28)	(0.42)

Total dividends and distributions	—		(0.60)		(0.54)	(0.71)		(0.28)	(0.47)

Net asset value, end of period	$13.11		$12.75		$13.02	$13.29		$12.59	$12.20

Total return (b)	2.82%		2.64	%(ff)	2.09%	11.26%		5.52%	1.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$21,650		$21,227		$19,627	$17,365		$11,353	$10,977
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	1.06%		1.06%		1.06%	1.05%		1.06%	1.05%
Before fees paid indirectly (a)(f)	1.06%		1.06%		1.06%	1.07%		1.07%	1.06%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.68	%(ll)	0.24	%(ii)	0.04%	0.27	%(cc)	0.19%	(0.28)%
Before fees paid indirectly (a)(f)	0.68	%(ll)	0.24	%(ii)	0.04%	0.26	%(cc)	0.18%	(0.29)%
Portfolio turnover rate (z)^	94%		199%		224%	272%		285%	268%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
#	Per share amount is less than $0.005.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.07), $(0.06) and $(0.03) for Class IA, Class IB and K respectively.
###	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.01, $0.01 and $0.02 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend, Without this dividend, the ratios for Class IA would be (0.51)% for income after fees paid indirectly and (0.52)% before fees paid indirectly.
(bb)	Includes income resulting from a special dividend, Without this dividend, the ratios for Class IB would be (0.48)% for income after fees paid indirectly and (0.49)% before fees paid indirectly.
(cc)	Includes income resulting from a special dividend, Without this dividend, the ratios for Class K would be (0.27)% for income after fees paid indirectly and (0.28)% before fees paid indirectly.
(dd)	Includes income resulting from a litigation payment. Without this income, the total return would have been 2.01%.
(ee)	Includes income resulting from a litigation payment. Without this income, the total return would have been 2.02%.
(ff)	Includes income resulting from a litigation payment. Without this income, the total return would have been 2.23%.
(gg)	Includes income resulting from litigation income. Without this income, the ratios would have been (0.22)% after fees paid indirectly and (0.22)% before fees paid indirectly.
(hh)	Includes income resulting from litigation income. Without this income, the ratios would have been (0.23)% after fees paid indirectly and (0.23)% before fees paid indirectly.
(ii)	Includes income resulting from litigation income. Without this income, the ratios would have been 0.03% after fees paid indirectly and 0.03% before fees paid indirectly.
(jj)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 0.11% for income after fees paid indirectly and 0.11% before fees paid indirectly.
(kk)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 0.11% for income after fees paid indirectly and 0.11% before fees paid indirectly.
(ll)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 0.36% for income after fees paid indirectly and 0.36% before fees paid indirectly.

See Notes to Financial Statements.

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Industrials	27.2%
Consumer Discretionary	23.0
Utilities	8.7
Materials	8.1
Consumer Staples	7.8
Repurchase Agreements	7.5
Financials	6.5
Information Technology	6.3
Health Care	5.7
Investment Companies	2.7
Energy	2.1
Telecommunication Services	1.8
Cash and Other	(7.4)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$1,058.06	$5.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.48	5.44
Class IB
Actual	1,000.00	1,058.17	5.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.48	5.44
Class K
Actual	1,000.00	1,059.49	4.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.72	4.19

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.08%, 1.08% and 0.83%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (23.0%)
Auto Components (4.6%)
BorgWarner, Inc.	258,000	$7,616,160
Brembo S.p.A.	310,000	17,047,463
Cooper Tire & Rubber Co.	180,000	5,367,600
Dana Holding Corp.	1,025,000	10,824,000
Federal-Mogul Holdings Corp.*	2,100,000	17,451,000
Gentex Corp.	260,000	4,017,000
Modine Manufacturing Co.*	650,058	5,720,510
SORL Auto Parts, Inc.*	95,000	169,100
Spartan Motors, Inc.	290,000	1,815,400
Standard Motor Products, Inc.	155,000	6,165,900
Stoneridge, Inc.*	300,000	4,482,000
Strattec Security Corp.	135,400	5,520,258
Superior Industries International, Inc.	707,000	18,933,460
Tenneco, Inc.*	430,000	20,042,300

		125,172,151

Automobiles (0.1%)
Thor Industries, Inc.	4,000	258,960
Winnebago Industries, Inc. (x)	100,000	2,292,000

		2,550,960

Distributors (0.0%)
Uni-Select, Inc.	33,000	836,782

Diversified Consumer Services (0.1%)
Ascent Capital Group, Inc., Class A*	107,000	1,646,730
Cambium Learning Group, Inc. (x)*	195,000	879,450
Universal Technical Institute, Inc.	175,000	395,500

		2,921,680

Hotels, Restaurants & Leisure (5.8%)
Belmond Ltd., Class A*	340,000	3,366,000
Biglari Holdings, Inc.*	34,447	13,893,853
Boyd Gaming Corp.*	1,280,000	23,552,000
Canterbury Park Holding Corp.‡	315,000	3,468,150
Cheesecake Factory, Inc.	574,000	27,632,360
Churchill Downs, Inc.	323,500	40,877,460
Cracker Barrel Old Country Store, Inc. (x)	6,000	1,028,820
Denny’s Corp.*	310,000	3,326,300
Dover Downs Gaming & Entertainment, Inc.*	100,000	106,000
Dover Motorsports, Inc.	644,116	1,397,732
Golden Entertainment, Inc. (x)	80,074	936,065
International Speedway Corp., Class A	125,000	4,181,250
Krispy Kreme Doughnuts, Inc.*	210,000	4,401,600
Las Vegas Sands Corp.	215,000	9,350,350
Marcus Corp.	648,014	13,673,095
Morgans Hotel Group Co.*	200,000	428,000
Nathan’s Famous, Inc.(x)*	147,000	6,541,500
Penn National Gaming, Inc.*	20,000	279,000
Speedway Motorsports, Inc.	54,000	958,500

		159,398,035

Household Durables (1.7%)
Bassett Furniture Industries, Inc.	200,000	$4,788,000
Cavco Industries, Inc.*	158,500	14,851,450
Ethan Allen Interiors, Inc. (x)	90,000	2,973,600
Harman International Industries, Inc.	70,000	5,027,400
Hunter Douglas N.V.	10,000	474,680
La-Z-Boy, Inc.	416,000	11,573,120
Lennar Corp., Class B	76,000	2,831,000
Nobility Homes, Inc.*	103,015	1,493,718
Skyline Corp. (x)*	175,000	1,645,000

		45,657,968

Internet & Catalog Retail (0.3%)
1-800-Flowers.com, Inc., Class A*	650,000	5,863,000
Liberty TripAdvisor Holdings, Inc., Class A*	24,000	525,120
Liberty Ventures*	24,000	889,680

		7,277,800

Leisure Products (0.3%)
Brunswick Corp.	60,000	2,719,200
Marine Products Corp.	460,014	3,891,719
Universal Entertainment Corp.	75,000	1,572,769

		8,183,688

Media (6.4%)
ACME Communications, Inc.*	305,000	10,065
AMC Networks, Inc., Class A*	64,500	3,897,090
Beasley Broadcast Group, Inc., Class A‡	570,000	2,399,700
Carmike Cinemas, Inc.*	63,000	1,897,560
Clear Channel Outdoor Holdings, Inc., Class A	290,171	1,804,864
Cumulus Media, Inc., Class A*	5	1
Discovery Communications, Inc., Class A*	12,000	302,760
Discovery Communications, Inc., Class C*	35,000	834,750
DISH Network Corp., Class A*	15,000	786,000
Emmis Communications Corp., Class A*	90,000	65,475
EW Scripps Co., Class A*	1,460,000	23,126,400
Gray Television, Inc.*	352,000	3,819,200
Gray Television, Inc., Class A*	4,000	40,400
Grupo Televisa S.A.B. (ADR)	110,000	2,864,400
Il Sole 24 Ore S.p.A.*	190,000	99,436
IMAX Corp. (x)*	40,000	1,179,200
Interpublic Group of Cos., Inc.	890,000	20,559,000
Liberty Braves Group, Class C (x)*	29,400	431,004
Liberty Global plc*	93,113	2,678,757
Liberty Global plc LiLAC, Class A (x)*	100,839	3,253,069
Liberty Global plc LiLAC, Class C (x)*	246,877	8,021,048
Live Nation Entertainment, Inc.*	930,000	21,855,000
Loral Space & Communications, Inc.*	20,000	705,400

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Madison Square Garden Co., Class A*	188,333	$32,489,326
Media General, Inc.*	1,160,000	19,940,400
Meredith Corp.	60,000	3,114,600
MSG Networks, Inc., Class A*	585,000	8,973,900
Salem Media Group, Inc.	667,000	4,815,740
Sinclair Broadcast Group, Inc., Class A	180,000	5,374,800
World Wrestling Entertainment, Inc., Class A (x)	18,000	331,380

		175,670,725

Multiline Retail (0.0%)
Bon-Ton Stores, Inc. (x)	612,000	862,920

Specialty Retail (3.4%)
Aaron’s, Inc.	360,000	7,880,400
AutoNation, Inc. (x)*	423,000	19,872,540
Barnes & Noble Education, Inc.*	22,752	230,933
Barnes & Noble, Inc.	36,000	408,600
Bed Bath & Beyond, Inc.	44,000	1,901,680
Big 5 Sporting Goods Corp.	365,000	3,383,550
Bowlin Travel Centers, Inc.*	76,000	117,800
GNC Holdings, Inc., Class A	25,000	607,250
Monro Muffler Brake, Inc.	60,000	3,813,600
Murphy USA, Inc.*	16,000	1,186,560
O’Reilly Automotive, Inc.*	42,000	11,386,200
Penske Automotive Group, Inc.	468,000	14,723,280
Pier 1 Imports, Inc. (x)	715,000	3,675,100
Sally Beauty Holdings, Inc.*	490,000	14,410,900
Tractor Supply Co.	100,000	9,118,000
Vitamin Shoppe, Inc. (x)*	54,000	1,650,780

		94,367,173

Textiles, Apparel & Luxury Goods (0.3%)
Hanesbrands, Inc.	200,000	5,026,000
Movado Group, Inc.	63,000	1,365,840
Wolverine World Wide, Inc.	50,000	1,016,000

		7,407,840

Total Consumer Discretionary		630,307,722

Consumer Staples (7.8%)
Beverages (0.8%)
Boston Beer Co., Inc., Class A*	13,000	2,223,390
Brown-Forman Corp., Class A (x)	45,000	4,861,350
Brown-Forman Corp., Class B	4,537	452,611
Cott Corp.	570,000	7,957,200
Crimson Wine Group Ltd.*	310,000	2,591,600
Davide Campari-Milano S.p.A.	350,000	3,467,721
National Beverage Corp.*	28,000	1,758,680

		23,312,552

Food & Staples Retailing (1.7%)
Casey’s General Stores, Inc.	51,800	6,812,218
Ingles Markets, Inc., Class A‡	799,700	29,828,810
United Natural Foods, Inc.*	94,000	4,399,200
Village Super Market, Inc., Class A	101,000	2,917,890
Weis Markets, Inc.	66,500	3,361,575

		47,319,693

Food Products (4.0%)
Farmer Brothers Co.*	79,200	$2,539,152
Flowers Foods, Inc.	60,000	1,125,000
Hain Celestial Group, Inc.*	360,000	17,910,000
Ingredion, Inc.	47,000	6,082,270
J&J Snack Foods Corp.	47,000	5,605,690
John B. Sanfilippo & Son, Inc.	17,000	724,710
Lifeway Foods, Inc.*	242,098	2,341,088
Maple Leaf Foods, Inc.	130,000	2,776,191
Post Holdings, Inc.*	160,000	13,230,400
Rock Field Co., Ltd.	400,000	5,911,733
Snyder’s-Lance, Inc.	911,369	30,886,295
Tootsie Roll Industries, Inc. (x)	443,051	17,070,755
WhiteWave Foods Co.*	42,000	1,971,480

		108,174,764

Household Products (1.0%)
Church & Dwight Co., Inc.	50,000	5,144,500
Energizer Holdings, Inc.	30,000	1,544,700
Katy Industries, Inc.*‡	461,700	507,870
Oil-Dri Corp. of America‡	435,000	15,020,550
WD-40 Co.	42,000	4,932,900

		27,150,520

Personal Products (0.3%)
Avon Products, Inc.	450,000	1,701,000
Edgewell Personal Care Co.*	30,000	2,532,300
Elizabeth Arden, Inc.*	120,000	1,651,200
Revlon, Inc., Class A*	22,000	707,960
United-Guardian, Inc.	142,000	2,281,940

		8,874,400

Total Consumer Staples		214,831,929

Energy (2.1%)
Energy Equipment & Services (1.7%)
Oceaneering International, Inc.	120,000	3,583,200
Rowan Cos., plc, Class A (x)	160,000	2,825,600
RPC, Inc. (x)*	2,320,000	36,029,600
Steel Excel, Inc.*	280,000	2,940,000

		45,378,400

Oil, Gas & Consumable Fuels (0.4%)
Black Ridge Oil and Gas, Inc.*	45,503	3,640
Clean Energy Fuels Corp. (x)*	2,000	6,940
CONSOL Energy, Inc. (x)	230,000	3,700,700
Navigator Holdings Ltd.*	70,000	805,000
ONEOK, Inc.	140,000	6,643,000

		11,159,280

Total Energy		56,537,680

Financials (6.5%)
Banks (2.1%)
BBCN Bancorp, Inc.	575,000	8,579,000
Boston Private Financial Holdings, Inc.	700,000	8,246,000
FCB Financial Holdings, Inc., Class A*	40,000	1,360,000
Fidelity Southern Corp.	31,614	495,391
First Niagara Financial Group, Inc.	655,000	6,379,700

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
FirstMerit Corp.	145,000	$2,939,150
Flushing Financial Corp.	600,000	11,928,000
Hilltop Holdings, Inc.*	230,000	4,827,700
Sterling Bancorp/Delaware	745,400	11,702,780

		56,457,721

Capital Markets (2.0%)
BKF Capital Group, Inc.*	66,000	49,500
Calamos Asset Management, Inc., Class A	172,000	1,257,320
Charles Schwab Corp.	98,000	2,480,380
Cohen & Steers, Inc.	444,000	17,955,360
GAM Holding AG*	265,000	2,832,964
Janus Capital Group, Inc.	1,500,000	20,880,000
KKR & Co. L.P.	150,000	1,851,000
Legg Mason, Inc.	50,000	1,474,500
Medallion Financial Corp. (x)	80,000	590,400
Pzena Investment Management, Inc., Class A	70,037	532,982
Waddell & Reed Financial, Inc., Class A	265,000	4,563,300
Wright Investors Service Holdings, Inc.*	265,000	304,750

		54,772,456

Insurance (0.2%)
Alleghany Corp.*	3,295	1,810,866
Argo Group International Holdings Ltd.	63,800	3,311,220

		5,122,086

Real Estate Investment Trusts (REITs) (1.3%)
Gyrodyne LLC (REIT) (x)	1,678	33,594
Ryman Hospitality Properties, Inc. (REIT)	700,000	35,455,000
Seritage Growth Properties (REIT), Class A (x)	14,000	697,760

		36,186,354

Real Estate Management & Development (0.9%)
Capital Properties, Inc., Class A*	41,071	410,299
Griffin Industrial Realty, Inc.‡	315,018	9,655,302
St. Joe Co. (x)*	474,000	8,399,280
Tejon Ranch Co.*	227,106	5,368,786

		23,833,667

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial, Inc.	12,500	174,375
Crazy Woman Creek Bancorp, Inc.	14,000	178,500

		352,875

Total Financials		176,725,159

Health Care (5.7%)
Biotechnology (0.3%)
Cepheid, Inc.*	215,000	6,611,250
Lexicon Pharmaceuticals, Inc. (x)*	16,100	231,035
OPKO Health, Inc. (x)*	71,500	667,810

		7,510,095

Health Care Equipment & Supplies (3.5%)
Alere, Inc.*	10,000	$416,800
Align Technology, Inc.*	5,000	402,750
AngioDynamics, Inc.*	66,000	948,420
Biolase, Inc. (x)*	91,461	107,009
Cantel Medical Corp.	142,000	9,759,660
CONMED Corp.	80,000	3,818,400
Cooper Cos., Inc.	21,000	3,602,970
Cutera, Inc.*	580,000	6,501,800
Cynosure, Inc., Class A*	10,000	486,450
DexCom, Inc.*	38,000	3,014,540
Exactech, Inc.*	300,000	8,022,000
Greatbatch, Inc.*	100,000	3,093,000
ICU Medical, Inc.*	40,000	4,510,000
Masimo Corp.*	130,000	6,826,950
Meridian Bioscience, Inc.	140,000	2,730,000
Neogen Corp.*	16,500	928,125
NuVasive, Inc.*	158,000	9,435,760
Nuvectra Corp.*	33,333	246,664
Orthofix International N.V.*	58,000	2,459,200
Quidel Corp. (x)*	548,000	9,787,280
STERIS plc	103,000	7,081,250
SurModics, Inc.*	50,000	1,174,000
Syneron Medical Ltd.*	24,000	184,560
Vascular Solutions, Inc.*	175,000	7,290,500
Wright Medical Group N.V.*	216,489	3,760,414

		96,588,502

Health Care Providers & Services (1.7%)
Chemed Corp.	247,000	33,668,570
Henry Schein, Inc.*	10,000	1,768,000
Kindred Healthcare, Inc.	120,000	1,354,800
Owens & Minor, Inc.	188,000	7,027,440
Patterson Cos., Inc.	56,000	2,681,840

		46,500,650

Life Sciences Tools & Services (0.1%)
Bio-Rad Laboratories, Inc., Class A*	24,000	3,432,480

Pharmaceuticals (0.1%)
Heska Corp.*	50,000	1,858,500
Pain Therapeutics, Inc.*	65,000	142,350

		2,000,850

Total Health Care		156,032,577

Industrials (27.2%)
Aerospace & Defense (4.3%)
AAR Corp.	70,000	1,633,800
Aerojet Rocketdyne Holdings, Inc. (x)*	1,625,000	29,705,000
Astronics Corp.*	9,000	299,340
Astronics Corp., Class B*	15,150	501,768
Curtiss-Wright Corp.	768,000	64,704,000
Ducommun, Inc.*	75,020	1,483,896
HEICO Corp.	62,000	4,142,220
Innovative Solutions & Support, Inc.*	88,000	248,160
Mercury Systems, Inc.*	15,000	372,900
Moog, Inc., Class A*	59,500	3,208,240
Moog, Inc., Class B*	29,500	1,585,625
Textron, Inc.	287,000	10,492,720

		118,377,669

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Air Freight & Logistics (0.5%)
Park-Ohio Holdings Corp.	484,000	$13,687,520

Building Products (1.1%)
A.O. Smith Corp.	40,000	3,524,400
Fortune Brands Home & Security, Inc.	20,000	1,159,400
Griffon Corp. (x)	1,450,000	24,447,000
Nortek, Inc.*	7,500	444,825

		29,575,625

Commercial Services & Supplies (4.0%)
ACCO Brands Corp.*	165,000	1,704,450
Brink’s Co.	560,000	15,954,400
Casella Waste Systems, Inc., Class A*	190,081	1,492,136
Covanta Holding Corp.	210,000	3,454,500
KAR Auction Services, Inc.	440,000	18,365,600
Kimball International, Inc., Class B	215,000	2,446,700
Loomis AB, Class B	300,000	7,293,402
Matthews International Corp., Class A	22,000	1,224,080
McGrath RentCorp	24,000	734,160
Republic Services, Inc.	390,000	20,010,900
Rollins, Inc.	975,000	28,538,250
Team, Inc. (x)*	144,000	3,575,520
Tyco International plc	133,000	5,665,800

		110,459,898

Construction & Engineering (0.2%)
Aegion Corp.*	70,000	1,365,700
Layne Christensen Co. (x)*	354,000	2,867,400
Valmont Industries, Inc.	10,000	1,352,700

		5,585,800

Electrical Equipment (1.2%)
AMETEK, Inc.	383,000	17,706,090
AZZ, Inc.	25,000	1,499,500
Rockwell Automation, Inc.	98,000	11,252,360
Vicor Corp.*	168,000	1,691,760

		32,149,710

Industrial Conglomerates (0.3%)
Raven Industries, Inc.	55,000	1,041,700
Roper Technologies, Inc.	40,000	6,822,400

		7,864,100

Machinery (11.7%)
Accuride Corp.*	75,000	93,000
Albany International Corp., Class A	58,000	2,315,940
American Railcar Industries, Inc. (x)	5,000	197,350
Astec Industries, Inc.	325,000	18,248,750
CIRCOR International, Inc.	520,000	29,634,800
CLARCOR, Inc.	183,000	11,131,890
CNH Industrial N.V. (x)	2,670,000	19,090,500
Crane Co.	560,000	31,763,200
Donaldson Co., Inc.	222,000	7,627,920
Eastern Co.	122,000	2,022,760
EnPro Industries, Inc.	12,000	532,680
Federal Signal Corp.	660,000	$8,500,800
Flowserve Corp.	94,000	4,245,980
Franklin Electric Co., Inc.	260,000	8,593,000
Gorman-Rupp Co.	356,000	9,757,960
Graco, Inc.	152,000	12,006,480
Greenbrier Cos., Inc. (x)	280,000	8,156,400
IDEX Corp.	140,000	11,494,000
Interpump Group S.p.A.	240,000	3,772,425
Kennametal, Inc.	332,000	7,340,520
Key Technology, Inc.*	66,000	607,860
L.B. Foster Co., Class A	36,013	392,182
L.S. Starrett Co., Class A	217,200	2,586,852
Lincoln Electric Holdings, Inc.	113,000	6,676,040
Lindsay Corp. (x)	60,000	4,071,600
Lydall, Inc.*	70,000	2,699,200
Middleby Corp.*	4,800	553,200
Mueller Industries, Inc.	935,000	29,807,800
Mueller Water Products, Inc., Class A	900,000	10,278,000
Navistar International Corp. (x)*	885,000	10,345,650
Nordson Corp.	40,000	3,344,400
Standex International Corp.	61,000	5,040,430
Tennant Co.	301,000	16,214,870
Toro Co.	24,000	2,116,800
Trinity Industries, Inc.	104,000	1,931,280
Twin Disc, Inc.	144,000	1,546,560
Watts Water Technologies, Inc., Class A	356,000	20,740,560
Woodward, Inc.	104,000	5,994,560

		321,474,199

Road & Rail (0.1%)
Providence and Worcester Railroad Co.	157,004	2,559,165

Trading Companies & Distributors (3.3%)
GATX Corp. (x)	850,000	37,374,500
Kaman Corp. (x)	950,000	40,394,000
Lawson Products, Inc.*	55,000	1,092,300
Rush Enterprises, Inc., Class B*	510,000	10,602,900
United Rentals, Inc.*	27,000	1,811,700

		91,275,400

Transportation Infrastructure (0.5%)
BBA Aviation plc	2,164,000	6,410,100
Macquarie Infrastructure Corp.	80,000	5,924,000

		12,334,100

Total Industrials		745,343,186

Information Technology (6.2%)
Communications Equipment (0.5%)
Bel Fuse, Inc., Class A‡	147,000	2,215,290
Communications Systems, Inc.	350,000	2,439,500
EchoStar Corp., Class A*	30,000	1,191,000
Ixia*	450,000	4,419,000
Plantronics, Inc.	40,000	1,760,000
Sycamore Networks, Inc.*	300,000	33,750

		12,058,540

Electronic Equipment, Instruments & Components (2.1%)
Badger Meter, Inc.	57,000	4,162,710

See Notes to Financial Statements.

1000

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Belden, Inc.	22,000	$1,328,140
CTS Corp.	965,000	17,292,800
Daktronics, Inc.	125,000	781,250
Itron, Inc.*	90,000	3,879,000
Littelfuse, Inc.	114,000	13,473,660
MOCON, Inc.	30,000	424,800
Park Electrochemical Corp.	687,000	9,982,110
Rofin-Sinar Technologies, Inc.*	215,000	6,867,100
Trans-Lux Corp.*	24,300	58,320

		58,249,890

Internet Software & Services (0.5%)
comScore, Inc.*	62,000	1,480,560
EarthLink Holdings Corp.	745,000	4,768,000
Global Sources Ltd. (x)*	150,003	1,375,528
Gogo, Inc. (x)*	250,000	2,097,500
Internap Corp.*	500,000	1,030,000
Pandora Media, Inc. (x)*	20,000	249,000
Stamps.com, Inc. (x)*	32,200	2,814,924

		13,815,512

IT Services (0.4%)
Blackhawk Network Holdings, Inc.*	100,000	3,349,000
Edgewater Technology, Inc.*	600,000	5,184,000
ModusLink Global Solutions, Inc. (x)*	450,000	553,500

		9,086,500

Semiconductors & Semiconductor Equipment (0.5%)
Cypress Semiconductor Corp. (x)	870,000	9,178,500
Sevcon, Inc.*‡	565,000	5,101,950

		14,280,450

Software (0.9%)
FalconStor Software, Inc.*	400,000	420,000
Fortinet, Inc.*	26,000	821,340
Guidance Software, Inc. (x)*	250,000	1,547,500
Mentor Graphics Corp.	100,000	2,126,000
Take-Two Interactive Software, Inc.*	176,000	6,673,920
TiVo, Inc.*	385,000	3,811,500
Tyler Technologies, Inc.*	57,000	9,502,470

		24,902,730

Technology Hardware, Storage & Peripherals (1.3%)
Diebold, Inc.	900,000	22,347,000
NCR Corp.*	335,000	9,302,950
Stratasys Ltd. (x)*	160,000	3,662,400
TransAct Technologies, Inc.	92,000	737,840

		36,050,190

Total Information Technology		168,443,812

Materials (8.1%)
Chemicals (5.6%)
Albemarle Corp.	30,000	2,379,300
Ashland, Inc.	60,000	6,886,200
Chemtura Corp.*	880,000	23,214,400
Core Molding Technologies, Inc. (x)*	250,000	3,412,500
Ferro Corp.*	2,360,000	$31,576,800
FMC Corp.	30,000	1,389,300
H.B. Fuller Co.	270,000	11,877,300
Huntsman Corp.	235,000	3,160,750
Minerals Technologies, Inc.	177,000	10,053,600
NewMarket Corp.	15,800	6,547,204
Olin Corp.	125,000	3,105,000
OMNOVA Solutions, Inc.*	610,000	4,422,500
Platform Specialty Products Corp. (x)*	20,000	177,600
Quaker Chemical Corp.	5,000	446,000
Scotts Miracle-Gro Co., Class A	83,000	5,802,530
Sensient Technologies Corp.	286,000	20,317,440
Tredegar Corp.	1,160,000	18,699,200

		153,467,624

Containers & Packaging (1.4%)
Greif, Inc., Class A	211,730	7,891,177
Greif, Inc., Class B (x)	4,000	219,000
Myers Industries, Inc.‡	1,500,000	21,600,000
Sonoco Products Co.	155,000	7,697,300

		37,407,477

Metals & Mining (0.7%)
Ampco-Pittsburgh Corp. (x)	338,000	3,822,780
Barrick Gold Corp.	24,000	512,400
Century Aluminum Co. (x)*	55,000	348,150
Dominion Diamond Corp.	295,000	2,607,800
Haynes International, Inc.	47,000	1,507,760
Kinross Gold Corp.*	45,000	220,050
Lynas Corp., Ltd.*	100,000	3,974
Materion Corp.	469,500	11,624,820

		20,647,734

Paper & Forest Products (0.4%)
Louisiana-Pacific Corp.*	560,000	9,716,000

Total Materials		221,238,835

Telecommunication Services (1.8%)
Diversified Telecommunication Services (1.1%)
Cincinnati Bell, Inc.*	5,200,000	23,764,000
Consolidated Communications Holdings, Inc. (x)	25,000	681,000
Iridium Communications, Inc. (x)*	33,893	300,970
New Ulm Telecom, Inc.	33,000	250,800
Verizon Communications, Inc.	80,000	4,467,200

		29,463,970

Wireless Telecommunication Services (0.7%)
Rogers Communications, Inc., Class B (x)	200,000	8,080,000
Shenandoah Telecommunications Co.	160,000	6,249,600
U.S. Cellular Corp.*	100,000	3,927,000
VimpelCom Ltd. (ADR) (x)	300,000	1,164,000

		19,420,600

Total Telecommunication Services		48,884,570

See Notes to Financial Statements.

1001

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (8.7%)
Electric Utilities (4.4%)
El Paso Electric Co.	726,000	$34,318,020
Empire District Electric Co.	69,000	2,343,930
Great Plains Energy, Inc.	390,000	11,856,000
Otter Tail Corp.	400,000	13,396,000
PNM Resources, Inc.	1,272,000	45,079,680
Westar Energy, Inc.	260,000	14,583,400

		121,577,030

Gas Utilities (2.0%)
Chesapeake Utilities Corp.	6,000	397,080
National Fuel Gas Co.	182,000	10,352,160
Northwest Natural Gas Co.	32,000	2,074,240
ONE Gas, Inc.	41,000	2,730,190
Southwest Gas Corp.	512,000	40,299,520

		55,853,190

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp.	240,000	2,995,200
Ormat Technologies, Inc.	86,000	3,763,360

		6,758,560

Multi-Utilities (1.7%)
Black Hills Corp. (x)	400,000	25,216,000
NorthWestern Corp.	320,000	20,182,400

		45,398,400

Water Utilities (0.3%)
Cadiz, Inc. (x)*	10,000	58,700
SJW Corp.	165,000	6,497,700
York Water Co. (x)	47,000	1,505,880

		8,062,280

Total Utilities		237,649,460

Total Common Stocks (97.1%) (Cost $1,506,615,287)		2,655,994,930

CONVERTIBLE PREFERRED STOCK:
Information Technology (0.1%)
Semiconductors & Semiconductor Equipment (0.1%)
Sevcon, Inc. 4.000% (b)*†	112,165	3,038,550

Total Convertible Preferred Stock (0.1%) (Cost $2,411,548)		3,038,550

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Real Estate Management & Development (0.0%)
Capital Properties, Inc. 5.000%, 12/31/22 (b)	$41,742	35,898

Total Financials		35,898

Total Corporate Bonds		35,898

Total Long-Term Debt Securities (0.0%) (Cost $41,742)		35,898

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Sanofi S.A., expiring 12/31/20*	50,000	$12,000

Total Health Care		12,000

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc. (Contingent Value Shares) (b)*†	490,000	—

Total Information Technology		—

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc. (Contingent Value Shares) (b)*†	412,000	927,000

Total Telecommunication Services		927,000

Total Rights (0.0%) (Cost $131,250)		939,000

	Number of Warrants	Value (Note 1)
WARRANTS:
Financials (0.0%)
Real Estate Management & Development (0.0%)
Tejon Ranch Co., expiring 8/31/16 (b)* (Cost $—)	22,758	3

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (2.7%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	73,875,902	73,875,902

	Principal Amount	Value (Note 1)
Repurchase Agreements (7.5%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $20,000,250, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $20,400,004. (xx)	$20,000,000	20,000,000

See Notes to Financial Statements.

1002

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $15,700,179, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $16,014,024. (xx)	$15,700,000	$15,700,000
Deutsche Bank Securities, Inc., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $5,000,063, collateralized by various Common Stocks; total market value $5,500,000. (xx)	5,000,000	5,000,000
HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $5,000,053, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $5,100,103. (xx)	5,000,000	5,000,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $15,000,150, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $15,300,070. (xx)	15,000,000	15,000,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $5,286,646, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $5,392,317. (xx)	5,286,584	5,286,584
Mizuho Securities USA, Inc., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $10,000,125, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.750%, maturing 5/31/17-5/31/23; total market value $10,200,002. (xx)	10,000,000	10,000,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $10,000,133, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $10,200,138. (xx)	$10,000,000	$10,000,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $18,000,240, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $18,360,247. (xx)	18,000,000	18,000,000
Natixis, 0.600%, dated 6/30/16, due 7/1/16, repurchase price $15,000,250, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50; total market value $15,300,255. (xx)	15,000,000	15,000,000
Natixis, 0.530%, dated 6/30/16, due 7/1/16, repurchase price $15,000,221, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 3/31/18-11/15/22, U.S. Government Agency Securities, ranging from 0.792%-6.500%, maturing 10/25/39-6/16/48 ; total market value $15,301,577. (xx)	15,000,000	15,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $10,000,111, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $10,200,000. (xx)	10,000,000	10,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/6/16, repurchase price $15,001,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.750%, maturing 10/31/17-8/15/42; total market value $15,300,000. (xx)	15,000,000	15,000,000

See Notes to Financial Statements.

1003

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
RBC Capital Markets, 0.420%, dated 6/30/16, due 7/1/16, repurchase price $10,000,117, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-4.500%, maturing 8/1/26-3/1/46; total market value $10,200,000. (xx)	$10,000,000	$10,000,000
RBS Securities, Inc., 0.400%, dated 6/30/16, due 7/5/16, repurchase price $20,001,111, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-6.125%, maturing 2/28/17-5/15/44; total market value $20,400,387. (xx)	20,000,000	20,000,000
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $5,000,054, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $5,100,011. (xx)	5,000,000	5,000,000
Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $6,000,280, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 12/8/16-2/15/37; total market value $6,120,002. (xx)	6,000,000	6,000,000
Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $4,000,187, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.250%, maturing 6/30/17-5/15/44; total market value $4,080,000. (xx)	$4,000,000	$4,000,000

Total Repurchase Agreements		203,986,584

Total Short-Term Investments (10.2%) (Cost $277,862,486)		277,862,486

Total Investments (107.4%) (Cost $1,787,062,313)		2,937,870,867
Other Assets Less Liabilities (-7.4%)		(201,564,735)

Net Assets (100%)		$2,736,306,132

*	Non-income producing.
†	Securities (totaling $3,965,550 or 0.1% of net assets) held at fair value by management.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid Security.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $199,335,859. This was secured by collateral of $203,986,584 which was received as cash and subsequently invested in short-term investments currently valued at $203,986,584, as reported in the Portfolio of Investments, and $221,995 collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.375%, maturing 7/28/16-2/15/46.

Glossary:

ADR	— American Depositary Receipt

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)
Beasley Broadcast Group, Inc., Class A	$2,021,170	$25,882	$—	$2,399,700	$51,075	$—
Bel Fuse, Inc., Class A	2,111,200	26,775	—	2,215,290	17,520	—
Canterbury Park Holding Corp.	3,096,000	152,750	—	3,468,150	78,750	—
Edgewater Technology, Inc**.	4,806,000	—	—	5,184,000	—	—
Griffin Industrial Realty, Inc.	8,218,820	—	—	9,655,302	—	—
Ingles Markets, Inc., Class A	35,250,775	—	—	29,828,810	263,901	—
Katy Industries, Inc.	466,317	—	—	507,870	—	—
Myers Industries, Inc.*.	19,980,000	—	—	21,600,000	405,000	—
Oil-Dri Corp. of America	16,573,500	—	301,778	15,020,550	185,850	246,832
Rush Enterprises, Inc., Class B**	11,169,000	—	—	10,602,900	—	—
Sevcon, Inc.	5,788,796	128,456	—	5,101,950	—	—

	$109,481,578	$333,863	$301,778	$105,584,522	$1,002,096	$246,832

*	Not an affiliated company as of December 31, 2015.
**	Not affiliated as of June 30, 2016.

See Notes to Financial Statements.

1004

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)(c)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$601,910,709	$28,397,013	$—		$630,307,722
Consumer Staples	200,071,065	14,760,864	—		214,831,929
Energy	53,594,040	2,943,640	—		56,537,680
Financials	163,260,250	13,464,909	—		176,725,159
Health Care	156,032,577	—	—		156,032,577
Industrials	720,341,921	25,001,265	—		745,343,186
Information Technology	146,119,102	22,324,710	—		168,443,812
Materials	213,343,684	7,895,151	—		221,238,835
Telecommunication Services	48,633,770	250,800	—		48,884,570
Utilities	237,649,460	—	—		237,649,460
Convertible Preferred Stocks
Information Technology	—	—	3,038,550		3,038,550
Corporate Bond
Financials	—	35,898	—		35,898
Rights
Health Care	12,000	—	—		12,000
Information Technology	—	—	—	(d)	—	(d)
Telecommunication Services	—	—	927,000		927,000
Short-Term Investments
Investment Companies	73,875,902	—	—		73,875,902
Repurchase Agreements	—	203,986,584	—		203,986,584
Warrants
Financials	—	3	—		3

Total Assets	$2,614,844,480	$319,060,837	$3,965,550		$2,937,870,867

Total Liabilities	$—	$—	$—		$—

Total	$2,614,844,480	$319,060,837	$3,965,550		$2,937,870,867

(a)	A security with a market value of $13,893,853 transferred from Level 2 to Level 1 at the end of the period due to active trading.
(b)	Securities with a market value of $30,463,037 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.
(c)	A security with a market value of $35,898 transferred from Level 3 to Level 2 at the end of the period due to active trading.
(d)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

See Notes to Financial Statements.

1005

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$20,000,000	$—	$20,000,000	$(20,000,000)	$—
Deutsche Bank AG	15,700,000	—	15,700,000	(15,700,000)	—
Deutsche Bank Securities, Inc.	5,000,000	—	5,000,000	(5,000,000)	—
HSBC Securities, Inc.	20,000,000	—	20,000,000	(20,000,000)	—
Merrill Lynch PFS, Inc.	5,286,584	—	5,286,584	(5,286,584)	—
Mizuho Securities USA, Inc.	10,000,000	—	10,000,000	(10,000,000)	—
Natixis	58,000,000	—	58,000,000	(58,000,000)	—
Nomura Securities Co., Ltd.	25,000,000	—	25,000,000	(25,000,000)	—
RBC Capital Markets	10,000,000	—	10,000,000	(10,000,000)	—
RBS Securities, Inc.	25,000,000	—	25,000,000	(25,000,000)	—
Societe Generale S.A.	10,000,000	—	10,000,000	(10,000,000)	—

Total	$203,986,584	$—	$203,986,584	$(203,986,584)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$30,297,680
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$126,849,398

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,271,250,128
Aggregate gross unrealized depreciation	(128,678,944)

Net unrealized appreciation	$1,142,571,184

Federal income tax cost of investments	$1,795,299,683

For the six months ended June 30, 2016 the Portfolio incurred approximately $69,579 as brokerage commissions with G. Research an affiliated broker/dealer.

See Notes to Financial Statements.

1006

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $64,536,910)	$89,797,622
Unaffiliated Issuers (Cost $1,518,538,819)	2,644,086,661
Repurchase Agreements (Cost $203,986,584)	203,986,584
Cash	948,452
Foreign cash (Cost $372,913)	358,359
Dividends, interest and other receivables	2,722,155
Receivable from Separate Accounts for Trust shares sold	1,437,586
Receivable for securities sold	156,781
Security lending income receivable	121,697
Other assets	29,637

Total assets	2,943,645,534

LIABILITIES
Payable on return of securities loaned	203,986,584
Investment management fees payable	1,598,795
Payable to Separate Accounts for Trust shares redeemed	793,499
Distribution fees payable – Class IB	418,554
Administrative fees payable	227,122
Payable for securities purchased	205,329
Distribution fees payable – Class IA	39,531
Trustees’ fees payable	4,932
Accrued expenses	65,056

Total liabilities	207,339,402

NET ASSETS	$2,736,306,132

Net assets were comprised of:
Paid in capital	$1,510,268,969
Accumulated undistributed net investment income (loss)	10,993,447
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	64,245,786
Net unrealized appreciation (depreciation) on investments and foreign currency translations	1,150,797,930

Net assets	$2,736,306,132

Class IA
Net asset value, offering and redemption price per share, $193,121,654 / 3,705,521 shares outstanding (unlimited amount authorized: $0.01 par value)	$52.12

Class IB
Net asset value, offering and redemption price per share, $2,039,463,403 / 39,066,377 shares outstanding (unlimited amount authorized: $0.01 par value)	$52.21

Class K
Net asset value, offering and redemption price per share, $503,721,075 / 9,653,765 shares outstanding (unlimited amount authorized: $0.01 par value)	$52.18

(x)	Includes value of securities on loan of $199,335,859.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends ($1,002,096 of dividend income received from affiliates) (net of $151,236 foreign withholding tax)	$22,176,911
Interest	9,972
Securities lending (net)	171,196

Total income	22,358,079

EXPENSES
Investment management fees	9,271,751
Distribution fees – Class IB	2,419,022
Administrative fees	1,314,632
Distribution fees – Class IA	226,157
Printing and mailing expenses	89,226
Professional fees	53,046
Custodian fees	44,279
Trustees’ fees	31,972
Miscellaneous	28,144

Total expenses	13,478,229

NET INVESTMENT INCOME (LOSS)	8,879,850

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($246,832 of realized gain (loss) from affiliates)	66,428,380
Foreign currency transactions	7,300

Net realized gain (loss)	66,435,680

Change in unrealized appreciation (depreciation) on:
Investments ($(3,929,141) of change in unrealized appreciation (depreciation) from affiliates)	73,932,222
Foreign currency translations	4,044

Net change in unrealized appreciation (depreciation)	73,936,266

NET REALIZED AND UNREALIZED GAIN (LOSS)	140,371,946

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$149,251,796

See Notes to Financial Statements.

1007

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,879,850	$12,479,247
Net realized gain (loss) on investments and foreign currency transactions	66,435,680	125,889,514
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	73,936,266	(299,104,697)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	149,251,796	(160,735,936)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(803,978)
Class IB	—	(8,755,258)
Class K	—	(3,458,717)

	—	(13,017,953)

Distributions from net realized capital gains
Class IA	—	(10,047,250)
Class IB	—	(109,830,060)
Class K	—	(27,882,249)

	—	(147,759,559)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(160,777,512)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 201,218 and 642,973 shares, respectively ]	9,909,811	35,314,517
Capital shares issued in reinvestment of dividends and distributions [ 0 and 222,133 shares, respectively ]	—	10,851,228
Capital shares repurchased [ (195,744) and (341,161) shares, respectively ]	(9,536,481)	(18,637,317)

Total Class IA transactions	373,330	27,528,428

Class IB
Capital shares sold [ 1,168,549 and 2,095,244 shares, respectively ]	58,065,545	114,870,983
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,422,694 shares, respectively ]	—	118,585,318
Capital shares repurchased [ (2,212,513) and (4,362,098) shares, respectively ]	(108,316,953)	(239,547,993)

Total Class IB transactions	(50,251,408)	(6,091,692)

Class K
Capital shares sold [ 245,859 and 949,999 shares, respectively ]	12,121,614	50,443,622
Capital shares issued in reinvestment of dividends and distributions [ 0 and 641,437 shares, respectively ]	—	31,340,966
Capital shares repurchased [ (701,159) and (2,028,460) shares, respectively ]	(34,459,251)	(109,527,948)

Total Class K transactions	(22,337,637)	(27,743,360)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(72,215,715)	(6,306,624)

TOTAL INCREASE (DECREASE) IN NET ASSETS	77,036,081	(327,820,072)
NET ASSETS:
Beginning of period	2,659,270,051	2,987,090,123

End of period (a)	$2,736,306,132	$2,659,270,051

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$10,993,447	$2,113,597

See Notes to Financial Statements.

1008

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IA		2015		2014		2013		2012	2011
Net asset value, beginning of period	$49.26	$55.58		$55.93		$42.21		$37.21	$39.03

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16	0.21	####	0.10	###	0.07	##	0.53	0.10
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.70	(3.43)		1.58		16.24		6.10	(1.38)

Total from investment operations	2.86	(3.22)		1.68		16.31		6.63	(1.28)

Less distributions:
Dividends from net investment income	—	(0.23)		(0.11)		(0.08)		(0.52)	(0.12)
Distributions from net realized gains	—	(2.87)		(1.92)		(2.51)		(1.11)	(0.42)

Total dividends and distributions	—	(3.10)		(2.03)		(2.59)		(1.63)	(0.54)

Net asset value, end of period	$52.12	$49.26		$55.58		$55.93		$42.21	$37.21

Total return (b)	5.81%	(5.69	)%(dd)	3.06%		39.13%		17.86%	(3.25)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$193,122	$182,257		$176,538		$137,943		$69,839	$76,287
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	1.08%	1.08%		1.08%		1.08%		1.10%	0.84%
Before fees paid indirectly (a)(f)	1.08%	1.08%		1.08%		1.08%		1.10%	0.85%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.64%	0.39	%(aaaa)	0.18	%(aaa)	0.13	%(aa)	1.30%**	0.26%
Before fees paid indirectly (a)(f)	0.64%	0.39	%(aaaa)	0.18	%(aaa)	0.13	%(aa)	1.30%**	0.25%
Portfolio turnover rate (z)^	1%	3%		4%		9%		9%	16%

See Notes to Financial Statements.

1009

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IB		2015		2014		2013		2012	2011
Net asset value, beginning of period	$49.34	$55.67		$56.02		$42.28		$37.27	$39.09

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16	0.21	####	0.10	###	0.07	##	0.55	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.71	(3.44)		1.58		16.26		6.09	(1.40)

Total from investment operations	2.87	(3.23)		1.68		16.33		6.64	(1.37)

Less distributions:
Dividends from net investment income	—	(0.23)		(0.11)		(0.08)		(0.52)	(0.03)
Distributions from net realized gains	—	(2.87)		(1.92)		(2.51)		(1.11)	(0.42)

Total dividends and distributions	—	(3.10)		(2.03)		(2.59)		(1.63)	(0.45)

Net asset value, end of period	$52.21	$49.34		$55.67		$56.02		$42.28	$37.27

Total return (b)	5.82%	(5.70	)%(ee)	3.06%		39.11%		17.86%	(3.48)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,039,463	$1,979,091		$2,224,375		$2,324,533		$1,709,969	$1,511,972
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	1.08%	1.08%		1.08%		1.08%		1.10%	1.09%
Before fees paid indirectly (a)(f)	1.08%	1.08%		1.08%		1.08%		1.10%	1.10%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.64%	0.39	%(bbbb)	0.17	%(bbb)	0.14	%(bb)	1.37%**	0.09%
Before fees paid indirectly (a)(f)	0.64%	0.39	%(bbbb)	0.17	%(bbb)	0.13	%(bb)	1.37%**	0.09%
Portfolio turnover rate (z)^	1%	3%		4%		9%		9%	16%

See Notes to Financial Statements.

1010

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,							August 26, 2011* to December 31, 2011
Class K		2015		2014		2013		2012
Net asset value, beginning of period	$49.25	$55.58		$55.93		$42.21		$37.21	$34.50

Income (loss) from investment operations:
Net investment income (loss) (e)	0.22	0.35	####	0.23	###	0.19	##	0.68	0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.71	(3.45)		1.59		16.26		6.06	3.17

Total from investment operations	2.93	(3.10)		1.82		16.45		6.74	3.25

Less distributions:
Dividends from net investment income	—	(0.36)		(0.25)		(0.22)		(0.63)	(0.12)
Distributions from net realized gains	—	(2.87)		(1.92)		(2.51)		(1.11)	(0.42)

Total dividends and distributions	—	(3.23)		(2.17)		(2.73)		(1.74)	(0.54)

Net asset value, end of period	$52.18	$49.25		$55.58		$55.93		$42.21	$37.21

Total return (b)	5.95%	(5.47	)%(ff)	3.32%		39.47%		18.15%	9.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$503,721	$497,922		$586,177		$676,144		$523,579	$396,552
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.83%	0.83%		0.83%		0.83%		0.85%	0.85%
Before fees paid indirectly (a)(f)	0.83%	0.83%		0.83%		0.83%		0.85%	0.85%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.88%	0.64	%(cccc)	0.42	%(ccc)	0.39	%(cc)	1.69%**	0.61%
Before fees paid indirectly (a)(f)	0.88%	0.64	%(cccc)	0.42	%(ccc)	0.38	%(cc)	1.69%**	0.61%
Portfolio turnover rate (z)^	1%	3%		4%		9%		9%	16%

See Notes to Financial Statements.

1011

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
**	During 2012, the Portfolio, received special dividends from a number of securities, three of which accounted for a 0.62% impact on the net investment income ratio.
##	Includes income resulting from special dividend. Without this dividend the per share income amounts would be $0.04, $0.04 and $0.16 for Class IA, Class IB and K, respectively.
###	Includes income resulting from a special dividend. Without this dividend the per share income amounts would be $0.07, $0.07 and $0.21 for Class IA, Class IB and Class K, respectively.
####	Includes income resulting from a special dividend. Without this dividend the per share income amounts would be $0.17, $0.17 and $0.31 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 0.08% for income after fees paid indirectly and 0.08% before fees paid indirectly.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 0.09% for income after fees paid indirectly and 0.08% before fees paid indirectly.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 0.34% for income after fees paid indirectly and 0.33% before fees paid indirectly.
(dd)	Includes income resulting from a litigation payment. Without this income, the total return would have been (5.73)%.
(ee)	Includes income resulting from a litigation payment. Without this income, the total return would have been (5.74)%.
(ff)	Includes income resulting from a litigation payment. Without this income, the total return would have been (5.51)%.
(aaa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 0.13% for income after fees paid indirectly and 0.13% before fees paid indirectly.
(bbb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 0.12% for income after fees paid indirectly and 0.12% before fees paid indirectly.
(ccc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 0.37% for income after fees paid indirectly and 0.37% before fees paid indirectly.
(aaaa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 0.31% for income after fees paid indirectly and 0.31% before fees paid indirectly.
(bbbb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 0.31% for income after fees paid indirectly and 0.31% before fees paid indirectly.
(cccc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 0.56% for income after fees paid indirectly and 0.56% before fees paid indirectly.

See Notes to Financial Statements.

1012

EQ/GLOBAL BOND PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	Market Value	% of Net Assets
Government Securities	$232,559,697	69.7%
Financials	33,465,041	10.0
Consumer Discretionary	9,282,070	2.8
Industrials	7,831,023	2.3
Consumer Staples	7,264,636	2.2
Information Technology	7,238,820	2.2
Health Care	6,912,540	2.1
Energy	6,389,859	1.9
Repurchase Agreements	4,910,263	1.5
Telecommunication Services	4,625,361	1.4
Utilities	4,326,500	1.3
Materials	4,304,416	1.3
Investment Companies	981,787	0.3
Cash and Other	3,329,054	1.0

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30,2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$1,067.80	$5.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.89	5.02
Class IB
Actual	1,000.00	1,067.95	5.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.89	5.02
Class K
Actual	1,000.00	1,068.54	3.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.13	3.77

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.00%, 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1013

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Australia (5.0%)
Australia Government Bond
1.750%, 11/21/20 (m)	AUD	10,150,000	$7,614,656
3.250%, 4/21/25 (m)		1,000,000	823,379
3.250%, 4/21/29 (m)		3,590,000	2,986,312
BHP Billiton Finance USA Ltd.
6.500%, 4/1/19		$94,000	106,354
2.875%, 2/24/22		94,000	96,214
Commonwealth Bank of Australia/New York
2.300%, 9/6/19		150,000	152,999
New South Wales Treasury Corp.
5.000%, 8/20/24	AUD	2,300,000	2,080,853
Queensland Treasury Corp.
5.750%, 7/22/24 (m)		2,139,000	1,990,788
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19		$150,000	180,788
Transurban Finance Co. Pty Ltd.
1.875%, 9/16/24	EUR	445,000	515,421
Westpac Banking Corp.
1.500%, 12/1/17		$100,000	100,503
4.625%, 6/1/18		38,000	39,935
2.250%, 1/17/19		100,000	102,107

Total Australia			16,790,309

Austria (0.1%)
Sappi Papier Holding GmbH
4.000%, 4/1/23§	EUR	150,000	170,046

Bermuda (0.2%)
Bacardi Ltd.
2.750%, 7/3/23 (m)		380,000	465,232
Novartis Securities Investment Ltd.
5.125%, 2/10/19		$94,000	103,671

Total Bermuda			568,903

Brazil (1.1%)
Brazil Notas do Tesouro Nacional Serie F
3650.000%, 1/1/19	BRL	3,540,000	1,052,663
10.000%, 1/1/25		7,950,000	2,211,182
BRF S.A.
7.750%, 5/22/18§		1,700,000	477,302

Total Brazil			3,741,147

Canada (2.8%)
Agrium, Inc.
3.150%, 10/1/22		$19,000	19,443
Bank of Montreal
2.375%, 1/25/19		150,000	154,064
Bank of Nova Scotia
2.050%, 10/30/18		150,000	152,472
4.500%, 12/16/25		100,000	103,345
Canada Housing Trust No. 1
2.900%, 6/15/24§	CAD	2,400,000	2,067,377
Canadian Government Bond
1.625%, 2/27/19		$150,000	153,258
Canadian National Railway Co.
5.550%, 5/15/18		95,000	102,546
Enbridge, Inc.
3.500%, 6/10/24		$50,000	$47,501
Export Development Canada
1.750%, 8/19/19 (x)		150,000	153,766
Goldcorp, Inc.
2.125%, 3/15/18		94,000	93,396
3.625%, 6/9/21		100,000	102,729
Husky Energy, Inc.
4.000%, 4/15/24		50,000	50,813
Hydro-Quebec
8.400%, 1/15/22		75,000	99,154
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17		207,000	212,307
Province of New Brunswick
2.750%, 6/15/18		38,000	39,286
Province of Ontario
2.000%, 9/27/18		250,000	255,444
3.200%, 5/16/24		2,500,000	2,726,927
Province of Quebec
2.625%, 2/13/23		94,000	98,795
2.875%, 10/16/24		2,000,000	2,130,427
Rogers Communications, Inc.
6.800%, 8/15/18		75,000	82,913
Royal Bank of Canada
2.500%, 1/19/21		100,000	103,402
Suncor Energy, Inc.
6.100%, 6/1/18		75,000	80,635
Toronto-Dominion Bank
1.950%, 1/22/19		100,000	101,642
2.250%, 11/5/19		100,000	102,482
TransCanada PipeLines Ltd.
3.800%, 10/1/20		113,000	119,785
4.875%, 1/15/26		80,000	91,419

Total Canada			9,445,328

Cayman Islands (0.3%)
Alibaba Group Holding Ltd.
2.500%, 11/28/19		250,000	252,153
Baidu, Inc.
2.750%, 6/9/19		200,000	203,254
Seagate HDD Cayman
4.750%, 6/1/23		25,000	21,125
4.750%, 1/1/25		50,000	39,125
UPCB Finance IV Ltd.
5.375%, 1/15/25§		300,000	297,000
Vale Overseas Ltd.
5.875%, 6/10/21		100,000	100,125
4.375%, 1/11/22 (x)		38,000	35,260
XLIT Ltd.
6.375%, 11/15/24		100,000	118,416

Total Cayman Islands			1,066,458

Colombia (0.2%)
Ecopetrol S.A.
7.625%, 7/23/19		66,000	75,425
4.125%, 1/16/25		100,000	89,750
Republic of Colombia
7.375%, 3/18/19		150,000	171,562
4.000%, 2/26/24		200,000	209,000

Total Colombia			545,737

See Notes to Financial Statements.

1014

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Curacao (0.0%)
Teva Pharmaceutical Finance Co. B.V.
2.950%, 12/18/22		$45,000	$45,369

France (0.6%)
BNP Paribas S.A.
2.400%, 12/12/18		100,000	101,930
5.000%, 1/15/21		131,000	147,102
BPCE S.A.
2.500%, 7/15/19		250,000	256,881
Casino Guichard Perrachon S.A.
3.248%, 3/7/24 (m)	EUR	400,000	462,766
Europcar Groupe S.A.
5.750%, 6/15/22 (b)§		150,000	171,989
France Government Bond OAT
0.500%, 5/25/26 (b)(m)		390,000	445,735
Sanofi S.A.
1.250%, 4/10/18		$75,000	75,383
4.000%, 3/29/21		94,000	103,742
Total Capital International S.A.
2.125%, 1/10/19		100,000	102,111
2.700%, 1/25/23		113,000	116,671
Total Capital S.A.
4.450%, 6/24/20		75,000	83,158

Total France			2,067,468

Germany (1.7%)
Deutsche Bank AG
3.375%, 5/12/21		100,000	99,878
Deutsche Bank AG/London
6.000%, 9/1/17		150,000	156,964
1.875%, 2/13/18		150,000	150,071
2.500%, 2/13/19		100,000	99,952
HP Pelzer Holding GmbH
7.500%, 7/15/21 (m)	EUR	150,000	174,919
KfW
1.000%, 1/26/18		$150,000	150,371
1.125%, 11/16/18		200,000	200,880
1.875%, 4/1/19		2,200,000	2,253,197
2.750%, 9/8/20		564,000	600,736
2.000%, 10/4/22		188,000	193,381
5.000%, 3/19/24	AUD	1,000,000	873,041
2.000%, 5/2/25		$250,000	256,814
Landwirtschaftliche Rentenbank
2.375%, 6/10/25		250,000	263,045
Senvion Holding GmbH
6.625%, 11/15/20§	EUR	250,000	285,760

Total Germany			5,759,009

Guernsey (0.1%)
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22		$450,000	447,201

Hungary (0.9%)
Hungarian Government Bond
5.500%, 6/24/25	HUF	735,000,000	3,085,979

Ireland (0.5%)
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc.
4.625%, 5/15/23§		$275,000	270,875
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20§		217,000	223,427
GE Capital UK Funding Unlimited Co.
5.125%, 5/24/23	GBP	200,000	$326,602
Ryanair Ltd.
1.125%, 3/10/23 (m)	EUR	660,000	735,245

Total Ireland			1,556,149

Italy (0.1%)
Intesa Sanpaolo S.p.A.
3.875%, 1/16/18		$200,000	204,937

Japan (0.3%)
Japan Bank for International Cooperation
2.500%, 5/28/25		250,000	262,483
Mitsubishi UFJ Financial Group, Inc.
2.950%, 3/1/21		200,000	207,962
Nomura Holdings, Inc.
6.700%, 3/4/20		94,000	108,651
Sumitomo Mitsui Banking Corp.
2.450%, 1/10/19		250,000	255,160
Sumitomo Mitsui Financial Group, Inc.
3.784%, 3/9/26 (x)		100,000	109,596

Total Japan			943,852

Luxembourg (0.4%)
Actavis Funding SCS
2.450%, 6/15/19		250,000	252,947
3.800%, 3/15/25		150,000	156,387
Befesa Zinc S.A.U. via Zinc Capital S.A.
8.875%, 5/15/18 (m)	EUR	225,000	247,197
Covidien International Finance S.A.
6.000%, 10/15/17		$94,000	99,991
Gestamp Funding Luxembourg S.A.
3.500%, 5/15/23§	EUR	250,000	282,542
Pentair Finance S.A.
2.650%, 12/1/19		$94,000	93,690
Tyco Electronics Group S.A.
6.550%, 10/1/17		75,000	79,804

Total Luxembourg			1,212,558

Malaysia (1.0%)
Federation of Malaysia
33.955%, 9/15/25	MYR	10,750,000	2,688,500
4.498%, 4/15/30		2,275,000	582,505

Total Malaysia			3,271,005

Mexico (2.3%)
America Movil S.A.B. de C.V.
5.000%, 3/30/20		$113,000	124,978
Mexican Bonos
6.500%, 6/10/21	MX	N113,500,000	6,480,958
Petroleos Mexicanos
5.750%, 3/1/18		$157,000	164,051
3.125%, 1/23/19 (x)		150,000	150,525
3.500%, 1/30/23		94,000	88,275
4.875%, 1/18/24 (x)		100,000	100,855
United Mexican States
5.125%, 1/15/20 (x)		150,000	166,800
3.500%, 1/21/21 (x)		150,000	158,625
4.000%, 10/2/23		150,000	161,625

Total Mexico			7,596,692

See Notes to Financial Statements.

1015

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Netherlands (0.7%)
ABN AMRO Bank N.V.
2.450%, 6/4/20§		$320,000	$327,812
Cooperatieve Rabobank UA
4.625%, 12/1/23		250,000	266,474
Fiat Chrysler Automobiles N.V.
5.250%, 4/15/23		250,000	248,125
Grupo Antolin Dutch B.V.
5.125%, 6/30/22§	EUR	100,000	115,414
Koninklijke Philips N.V.
3.750%, 3/15/22		$94,000	100,945
LyondellBasell Industries N.V.
6.000%, 11/15/21		200,000	234,495
MDC-GMTN B.V.
5.500%, 4/20/21 (m)		319,000	365,654
PortAventura Entertainment Barcelona B.V.
7.250%, 12/1/20 (m)	EUR	200,000	230,584
Shell International Finance B.V.
4.300%, 9/22/19		$188,000	205,470
3.400%, 8/12/23		50,000	53,234
3.250%, 5/11/25		95,000	99,551

Total Netherlands			2,247,758

New Zealand (2.2%)
New Zealand Government Bond
4.500%, 4/15/27 (m)	NZD	8,390,000	7,201,131

Norway (2.0%)
Kingdom of Norway
(Zero Coupon), 9/21/16 (m)	NOK	27,550,000	3,287,888
(Zero Coupon), 12/21/16 (b)(m)		26,900,000	3,206,290
Statoil ASA
3.125%, 8/17/17		$38,000	38,919
5.250%, 4/15/19		94,000	103,329
3.700%, 3/1/24		100,000	108,470

Total Norway			6,744,896

Peru (0.0%)
Republic of Peru
7.125%, 3/30/19		77,000	88,550

Philippines (0.1%)
Republic of Philippines
6.500%, 1/20/20		188,000	218,347
10.625%, 3/16/25		100,000	164,500

Total Philippines			382,847

Poland (2.0%)
Republic of Poland
6.375%, 7/15/19		225,000	255,490
5.000%, 3/23/22		38,000	42,750
4.000%, 1/22/24		100,000	107,926
2.500%, 7/25/26	PLN	25,800,000	6,310,605

Total Poland			6,716,771

Romania (0.4%)
Romania Government Bond
5.750%, 4/29/20	RON	4,300,000	1,188,453

Singapore (1.8%)
Republic of Singapore
3.000%, 9/1/24	SGD	5,000,000	4,038,304
2.875%, 9/1/30	SGD	2,580,000	$2,071,125

Total Singapore			6,109,429

South Africa (1.1%)
Republic of South Africa
8.000%, 12/21/18	ZAR	15,000,000	1,021,002
5.500%, 3/9/20		$200,000	216,000
7.750%, 2/28/23	ZAR	37,200,000	2,424,229

Total South Africa			3,661,231

South Korea (1.1%)
Export-Import Bank of Korea
2.875%, 9/17/18		$250,000	257,407
Republic of Korea
2.000%, 3/10/20	KRW	2,220,000,000	1,975,034
5.250%, 3/10/27		1,145,000,000	1,361,089

Total South Korea			3,593,530

Spain (1.9%)
Ence Energia y Celulosa S.A.
5.375%, 11/1/22 (m)	EUR	215,000	251,134
Spain Government Bond
1.400%, 1/31/20		2,845,000	3,314,785
1.950%, 4/30/26 (m)		1,700,000	2,013,221
Telefonica Emisiones S.A.U.
5.597%, 3/12/20 (m)	GBP	400,000	602,735
5.462%, 2/16/21		$94,000	107,194

Total Spain			6,289,069

Supranational (4.4%)
Asian Development Bank
0.750%, 7/28/17		200,000	199,813
1.750%, 9/11/18		100,000	101,948
1.875%, 2/18/22		2,200,000	2,252,839
2.125%, 3/19/25		100,000	103,791
European Bank for Reconstruction & Development
1.625%, 11/15/18		200,000	203,556
European Investment Bank
1.000%, 8/17/17		350,000	351,051
1.000%, 12/15/17		376,000	377,208
1.125%, 8/15/18		250,000	251,360
1.750%, 6/17/19		250,000	254,771
1.375%, 6/15/20		250,000	251,316
1.625%, 6/15/21		100,000	101,109
2.250%, 8/15/22		2,500,000	2,599,564
1.875%, 2/10/25		1,500,000	1,512,578
Inter-American Development Bank
3.875%, 2/14/20		94,000	103,183
2.125%, 1/15/25 (m)		250,000	258,424
International Bank for Reconstruction & Development
1.000%, 6/15/18		250,000	250,989
1.000%, 10/5/18		250,000	250,922
2.250%, 6/24/21		200,000	207,945
1.625%, 2/10/22 (x)		3,800,000	3,819,797
2.125%, 2/13/23		131,000	135,775
2.500%, 7/29/25		250,000	267,449
International Finance Corp.
0.625%, 12/21/17		376,000	375,435

See Notes to Financial Statements.

1016

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
1.250%, 7/16/18		$150,000	$151,211
Nordic Investment Bank
0.750%, 1/17/18		376,000	376,173

Total Supranational			14,758,207

Sweden (0.1%)
Svenska Handelsbanken AB
2.250%, 6/17/19		250,000	255,397
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		56,000	59,825

Total Sweden			315,222

Switzerland (0.2%)
Credit Suisse AG/New York
1.700%, 4/27/18		250,000	250,275
4.375%, 8/5/20		250,000	271,787
UBS AG/Connecticut
2.375%, 8/14/19		250,000	255,768

Total Switzerland			777,830

Thailand (1.1%)
Thailand Government Bond
3.850%, 12/12/25	THB	110,850,000	3,659,754

Turkey (0.2%)
Republic of Turkey
6.750%, 4/3/18		$338,000	363,164
3.250%, 3/23/23		200,000	194,000
7.375%, 2/5/25		100,000	123,500

Total Turkey			680,664

United Kingdom (7.6%)
AA Bond Co., Ltd.
5.500%, 7/31/22 (m)	GBP	175,000	220,831
AstraZeneca plc
5.900%, 9/15/17		$75,000	79,426
Barclays Bank plc
5.140%, 10/14/20		131,000	139,282
Barclays plc
2.750%, 11/8/19		250,000	248,238
BP Capital Markets plc
2.237%, 5/10/19		150,000	153,305
2.521%, 1/15/20		50,000	51,505
2.315%, 2/13/20		200,000	204,614
4.500%, 10/1/20		38,000	42,131
3.062%, 3/17/22		130,000	135,206
3.245%, 5/6/22		75,000	78,692
British Telecommunications plc
5.950%, 1/15/18		100,000	107,079
1.125%, 3/10/23 (m)	EUR	325,000	365,083
Delphi Automotive plc
1.500%, 3/10/25		500,000	543,155
Firstgroup plc
5.250%, 11/29/22 (m)	GBP	400,000	593,271
Heathrow Funding Ltd.
1.875%, 5/23/22 (m)	EUR	200,000	234,742
7.125%, 2/14/24 (m)	GBP	250,000	428,324
HSBC Holdings plc
5.100%, 4/5/21		$150,000	165,327
4.000%, 3/30/22		100,000	105,214
3.600%, 5/25/23		200,000	204,410
Ineos Finance plc
4.000%, 5/1/23§	EUR	375,000	$400,550
International Game Technology plc
6.250%, 2/15/22§		$250,000	254,063
Jaguar Land Rover Automotive plc
3.500%, 3/15/20§		200,000	198,500
5.000%, 2/15/22 (m)	GBP	150,000	201,684
Lincoln Finance Ltd.
6.875%, 4/15/21§	EUR	100,000	118,721
Lloyds Bank plc
2.300%, 11/27/18		$200,000	201,078
Lloyds Banking Group plc
4.500%, 11/4/24 (x)		200,000	203,165
Merlin Entertainments plc
2.750%, 3/15/22 (m)	EUR	225,000	241,629
New Look Secured Issuer plc
6.500%, 7/1/22§	GBP	300,000	365,428
Pizzaexpress Financing 2 plc
6.625%, 8/1/21 (m)		250,000	311,180
Rio Tinto Finance USA plc
3.500%, 3/22/22		$110,000	115,763
Royal Bank of Scotland Group plc
4.800%, 4/5/26		200,000	203,080
Santander UK plc
2.350%, 9/10/19		150,000	150,864
2.375%, 3/16/20		700,000	702,867
Sky plc
3.750%, 9/16/24§		700,000	724,315
TES Finance plc
6.750%, 7/15/20 (m)	GBP	300,000	311,512
Tesco plc
6.125%, 2/24/22		255,000	369,342
United Kingdom Gilt
2.000%, 9/7/25 (m)		5,030,000	7,343,787
4.750%, 12/7/30 (m)		625,000	1,203,120
4.250%, 6/7/32 (b)(m)		1,525,000	2,838,563
3.500%, 1/22/45 (m)		2,125,000	3,952,632
Vodafone Group plc
5.450%, 6/10/19		$113,000	124,365
2.950%, 2/19/23		94,000	94,270
1.750%, 8/25/23 (m)	EUR	250,000	290,637
Wagamama Finance plc
7.875%, 2/1/20§	GBP	100,000	135,455
Worldpay Finance plc
3.750%, 11/15/22 (b)(m)	EUR	250,000	283,153
WPP Finance 2010
3.750%, 9/19/24		$50,000	52,464

Total United Kingdom			25,492,022

United States (52.7%)
21st Century Fox America, Inc.
5.650%, 8/15/20		56,000	64,170
3.700%, 10/15/25		100,000	107,626
3M Co.
3.000%, 8/7/25		100,000	109,038
ABB Finance USA, Inc.
2.875%, 5/8/22		94,000	98,583
Abbott Laboratories
2.550%, 3/15/22		90,000	91,845
AbbVie, Inc.
2.000%, 11/6/18		131,000	132,447
2.900%, 11/6/22		131,000	132,953

See Notes to Financial Statements.

1017

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
3.600%, 5/14/25		$150,000	$156,712
Actavis, Inc.
3.250%, 10/1/22		75,000	76,271
Aetna, Inc.
2.200%, 3/15/19		250,000	254,780
3.200%, 6/15/26		55,000	56,589
Agilent Technologies, Inc.
3.875%, 7/15/23		56,000	59,106
Albemarle Corp.
1.875%, 12/8/21 (m)	EUR	350,000	400,327
3.000%, 12/1/19		$150,000	151,932
Allstate Corp.
3.150%, 6/15/23		94,000	99,331
Altria Group, Inc.
9.250%, 8/6/19		42,000	51,706
2.950%, 5/2/23		94,000	98,360
4.000%, 1/31/24		100,000	112,168
Amazon.com, Inc.
2.600%, 12/5/19		100,000	104,343
3.300%, 12/5/21		100,000	108,171
American Electric Power Co., Inc.
1.650%, 12/15/17		100,000	100,255
American Express Co.
7.000%, 3/19/18		103,000	112,600
2.650%, 12/2/22		203,000	205,581
American International Group, Inc.
4.875%, 6/1/22		150,000	166,949
American Tower Corp.
5.050%, 9/1/20		113,000	125,446
5.000%, 2/15/24		100,000	113,040
Ameriprise Financial, Inc.
5.300%, 3/15/20		94,000	105,820
4.000%, 10/15/23		100,000	109,265
Amgen, Inc.
3.450%, 10/1/20		188,000	200,800
2.700%, 5/1/22		75,000	77,102
3.625%, 5/15/22		56,000	60,411
Amphenol Corp.
2.550%, 1/30/19		75,000	76,197
Anadarko Petroleum Corp.
5.550%, 3/15/26 (x)		100,000	110,500
Anheuser-Busch Cos. LLC
5.000%, 3/1/19		38,000	41,443
Anheuser-Busch InBev Finance, Inc.
1.250%, 1/17/18		150,000	150,460
2.150%, 2/1/19		250,000	254,318
2.650%, 2/1/21		75,000	77,776
2.625%, 1/17/23		94,000	95,373
3.300%, 2/1/23		150,000	158,050
3.650%, 2/1/26		250,000	267,662
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 2/15/21		47,000	52,245
Anthem, Inc.
2.300%, 7/15/18		250,000	253,482
2.250%, 8/15/19		100,000	100,909
Aon Corp.
5.000%, 9/30/20		113,000	126,060
Apple, Inc.
1.000%, 5/3/18		94,000	94,206
2.100%, 5/6/19		150,000	154,291
2.850%, 5/6/21		250,000	263,506
2.150%, 2/9/22		100,000	101,374
2.850%, 2/23/23		$75,000	$78,628
3.200%, 5/13/25		75,000	79,111
Applied Materials, Inc.
4.300%, 6/15/21		75,000	83,515
Arizona Public Service Co.
3.150%, 5/15/25		100,000	106,699
Arrow Electronics, Inc.
3.500%, 4/1/22		900,000	921,772
AT&T, Inc.
5.500%, 2/1/18		64,000	68,118
5.800%, 2/15/19		188,000	208,434
4.600%, 2/15/21		188,000	207,424
3.875%, 8/15/21		113,000	120,998
3.000%, 6/30/22		50,000	51,274
2.625%, 12/1/22		94,000	94,312
3.950%, 1/15/25		100,000	106,439
3.400%, 5/15/25		150,000	153,053
Atmos Energy Corp.
8.500%, 3/15/19		56,000	66,050
Autodesk, Inc.
1.950%, 12/15/17		28,000	28,070
AutoZone, Inc.
4.000%, 11/15/20		94,000	101,392
AvalonBay Communities, Inc.
3.625%, 10/1/20		100,000	107,177
Ball Corp.
4.375%, 12/15/23	EUR	250,000	298,939
Bank of America Corp.
5.650%, 5/1/18		$390,000	417,208
2.600%, 1/15/19		200,000	204,530
2.650%, 4/1/19		100,000	102,505
7.625%, 6/1/19		190,000	219,942
2.250%, 4/21/20		100,000	100,513
5.625%, 7/1/20		190,000	214,325
2.625%, 10/19/20		150,000	152,269
4.125%, 1/22/24		100,000	107,606
4.200%, 8/26/24		100,000	103,488
4.000%, 1/22/25		100,000	102,066
3.500%, 4/19/26		100,000	103,646
Bank of New York Mellon Corp.
2.600%, 8/17/20		120,000	124,632
4.150%, 2/1/21		113,000	125,111
3.000%, 2/24/25		65,000	68,986
BB&T Corp.
2.250%, 2/1/19		100,000	102,637
2.450%, 1/15/20		100,000	102,919
Bear Stearns Cos. LLC
4.650%, 7/2/18		75,000	79,627
Becton Dickinson and Co.
1.800%, 12/15/17		100,000	100,877
2.675%, 12/15/19		150,000	153,970
Berkshire Hathaway Energy Co.
5.750%, 4/1/18		56,000	60,348
2.000%, 11/15/18		130,000	131,974
2.400%, 2/1/20		150,000	154,045
Berkshire Hathaway Finance Corp.
3.000%, 5/15/22		94,000	99,437
Berkshire Hathaway, Inc.
2.750%, 3/15/23		65,000	67,208
3.125%, 3/15/26		100,000	104,992
Biogen, Inc.
4.050%, 9/15/25		100,000	107,986

See Notes to Financial Statements.

1018

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Boeing Capital Corp.
2.900%, 8/15/18		$94,000	$97,849
Boston Properties LP
5.625%, 11/15/20		100,000	114,943
3.650%, 2/1/26		100,000	106,554
Boston Scientific Corp.
2.650%, 10/1/18		100,000	102,357
3.850%, 5/15/25		50,000	52,931
Bristol-Myers Squibb Co.
1.750%, 3/1/19		100,000	101,911
2.000%, 8/1/22		94,000	95,292
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26		30,000	30,220
Burlington Northern Santa Fe LLC
5.750%, 3/15/18		75,000	80,870
3.050%, 3/15/22		94,000	99,865
3.750%, 4/1/24		25,000	27,717
CA, Inc.
2.875%, 8/15/18		100,000	101,938
Capital One Bank USA N.A.
3.375%, 2/15/23		300,000	307,735
Cardinal Health, Inc.
3.200%, 6/15/22		75,000	79,306
Caterpillar Financial Services Corp.
7.150%, 2/15/19		60,000	68,884
2.100%, 6/9/19		250,000	256,656
Caterpillar, Inc.
2.600%, 6/26/22		56,000	57,803
CBS Corp.
5.750%, 4/15/20		94,000	107,294
Celgene Corp.
3.950%, 10/15/20		19,000	20,474
3.875%, 8/15/25		150,000	160,126
Cemex Finance LLC
4.625%, 6/15/24 (b)§	EUR	200,000	216,956
CenterPoint Energy Resources Corp.
4.500%, 1/15/21		$65,000	70,551
CF Industries, Inc.
7.125%, 5/1/20		56,000	64,624
Charles Schwab Corp.
3.225%, 9/1/22		188,000	200,259
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25 (b)§		170,000	186,099
Chevron Corp.
2.193%, 11/15/19		285,000	292,619
3.191%, 6/24/23		75,000	79,179
2.954%, 5/16/26		150,000	154,963
Chubb INA Holdings, Inc.
3.350%, 5/15/24		100,000	105,873
Cigna Corp.
4.500%, 3/15/21		94,000	103,464
Cisco Systems, Inc.
4.450%, 1/15/20		188,000	207,879
2.200%, 2/28/21		250,000	257,656
Citigroup, Inc.
1.750%, 5/1/18		94,000	94,313
2.650%, 10/26/20		250,000	254,434
4.500%, 1/14/22		100,000	109,743
3.875%, 10/25/23		100,000	106,943
3.750%, 6/16/24		150,000	159,576
3.300%, 4/27/25		$65,000	$66,633
4.400%, 6/10/25		100,000	104,200
Clorox Co.
3.500%, 12/15/24		100,000	107,490
CNA Financial Corp.
5.875%, 8/15/20		56,000	63,217
Coca-Cola Co.
3.150%, 11/15/20		169,000	181,606
3.200%, 11/1/23		100,000	107,728
Colgate-Palmolive Co.
1.500%, 11/1/18		100,000	101,490
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		38,000	53,899
Comcast Corp.
5.150%, 3/1/20		94,000	106,509
3.375%, 8/15/25		100,000	107,521
Commonwealth Edison Co.
3.400%, 9/1/21		150,000	162,482
2.550%, 6/15/26		100,000	101,795
Commonwealth of Massachusetts, General Obligation Bonds, Series 2010E
4.200%, 12/1/21		95,000	106,238
ConAgra Foods, Inc.
3.200%, 1/25/23		54,000	55,629
Connecticut Light & Power Co.
2.500%, 1/15/23		94,000	95,579
ConocoPhillips Co.
2.875%, 11/15/21		80,000	81,600
2.400%, 12/15/22		244,000	240,451
Consolidated Edison Co. of New York, Inc.
5.850%, 4/1/18		131,000	141,750
Consumers Energy Co.
6.700%, 9/15/19		94,000	110,313
Corning, Inc.
4.250%, 8/15/20		56,000	61,192
Costco Wholesale Corp.
2.250%, 2/15/22		55,000	56,680
Crown Castle International Corp.
4.450%, 2/15/26		100,000	108,505
CSX Corp.
7.375%, 2/1/19		98,000	112,639
3.350%, 11/1/25		100,000	106,301
CVS Health Corp.
2.250%, 12/5/18		250,000	255,928
3.875%, 7/20/25		133,000	146,343
2.875%, 6/1/26		150,000	153,203
Danaher Corp.
3.900%, 6/23/21		38,000	42,032
DDR Corp.
3.625%, 2/1/25		100,000	99,694
Deere & Co.
4.375%, 10/16/19		131,000	144,450
2.600%, 6/8/22		38,000	39,127
Delphi Corp.
4.150%, 3/15/24		100,000	106,284
Devon Energy Corp.
4.000%, 7/15/21		113,000	114,130
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.450%, 6/15/23§		100,000	103,769
6.020%, 6/15/26§		150,000	156,488

See Notes to Financial Statements.

1019

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Discover Financial Services
3.950%, 11/6/24		$100,000	$104,125
Discovery Communications LLC
5.050%, 6/1/20		38,000	41,521
4.375%, 6/15/21		38,000	40,669
Dollar General Corp.
1.875%, 4/15/18		56,000	56,561
Dominion Gas Holdings LLC
3.600%, 12/15/24		50,000	53,044
Dominion Resources, Inc.
2.500%, 12/1/19		300,000	307,384
Dow Chemical Co.
8.550%, 5/15/19		113,000	134,418
4.250%, 11/15/20		59,000	64,449
DTE Energy Co.
2.400%, 12/1/19		150,000	153,737
Duke Energy Corp.
3.950%, 10/15/23		100,000	109,075
Duke Energy Indiana LLC
3.750%, 7/15/20		38,000	41,180
Eastman Chemical Co.
3.600%, 8/15/22		75,000	78,769
Eaton Corp.
2.750%, 11/2/22		94,000	96,409
eBay, Inc.
3.250%, 10/15/20		38,000	39,838
Ecolab, Inc.
4.350%, 12/8/21		94,000	105,610
Edison International
3.750%, 9/15/17		19,000	19,563
EMC Corp.
1.875%, 6/1/18 (x)		150,000	147,000
Emerson Electric Co.
2.625%, 2/15/23		94,000	96,945
Energy Transfer Partners LP
4.650%, 6/1/21		150,000	154,833
4.050%, 3/15/25		100,000	98,380
Entergy Corp.
5.125%, 9/15/20		113,000	124,613
Enterprise Products Operating LLC
2.550%, 10/15/19		150,000	154,152
3.350%, 3/15/23		94,000	96,582
3.900%, 2/15/24		50,000	52,884
EOG Resources, Inc.
5.625%, 6/1/19		28,000	30,941
4.100%, 2/1/21		75,000	81,041
EQT Corp.
4.875%, 11/15/21		94,000	100,104
Essex Portfolio LP
3.875%, 5/1/24		100,000	107,001
Expedia, Inc.
5.950%, 8/15/20		56,000	62,755
Express Scripts Holding Co.
2.250%, 6/15/19		150,000	152,389
3.900%, 2/15/22		94,000	100,608
Exxon Mobil Corp.
1.305%, 3/6/18		100,000	100,715
2.397%, 3/6/22		100,000	102,204
3.176%, 3/15/24		100,000	107,825
Federal Home Loan Mortgage Corp.
5.125%, 11/17/17		275,000	291,796
0.875%, 3/7/18		500,000	501,376
1.200%, 10/29/18		$800,000	$801,914
2.375%, 1/13/22		1,614,000	1,709,913
Federal National Mortgage Association
0.875%, 5/21/18		188,000	188,615
1.875%, 9/18/18		250,000	256,318
1.625%, 11/27/18		350,000	357,290
1.750%, 6/20/19		800,000	821,074
2.625%, 9/6/24		200,000	215,072
FedEx Corp.
2.300%, 2/1/20		60,000	61,256
2.625%, 8/1/22		19,000	19,430
1.625%, 1/11/27	EUR	250,000	281,670
Fidelity National Information Services, Inc.
3.500%, 4/15/23		$75,000	77,630
5.000%, 10/15/25		100,000	113,396
Fifth Third Bancorp
2.300%, 3/1/19		75,000	76,870
2.875%, 7/27/20		150,000	156,132
Financing Corp.
9.800%, 4/6/18		150,000	173,839
Fiserv, Inc.
4.750%, 6/15/21		56,000	62,051
Florida Power & Light Co.
3.250%, 6/1/24		100,000	107,454
Flowserve Corp.
4.000%, 11/15/23		50,000	51,086
Ford Motor Credit Co. LLC
1.724%, 12/6/17		250,000	250,602
2.875%, 10/1/18		200,000	204,903
4.389%, 1/8/26		200,000	218,488
GATX Corp.
2.375%, 7/30/18		94,000	94,578
General Dynamics Corp.
3.875%, 7/15/21		38,000	41,949
2.250%, 11/15/22		56,000	57,440
General Electric Co.
5.625%, 9/15/17		38,000	40,179
5.250%, 12/6/17		75,000	79,712
6.000%, 8/7/19		150,000	171,933
5.300%, 2/11/21		76,000	87,848
2.700%, 10/9/22		75,000	78,414
3.100%, 1/9/23		75,000	80,013
General Mills, Inc.
5.650%, 2/15/19		94,000	104,394
2.200%, 10/21/19		100,000	102,321
General Motors Financial Co., Inc.
3.100%, 1/15/19		250,000	254,375
4.000%, 1/15/25		100,000	101,180
4.300%, 7/13/25		100,000	102,710
5.250%, 3/1/26		50,000	54,370
Gilead Sciences, Inc.
4.400%, 12/1/21		113,000	127,368
3.250%, 9/1/22		30,000	31,999
3.650%, 3/1/26		100,000	108,394
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18		94,000	101,802
2.800%, 3/18/23		94,000	98,934
Goldman Sachs Group, Inc.
6.150%, 4/1/18		282,000	303,717
2.625%, 1/31/19		275,000	280,937
2.550%, 10/23/19		100,000	102,163

See Notes to Financial Statements.

1020

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
6.000%, 6/15/20		$188,000	$214,850
2.750%, 9/15/20		30,000	30,639
3.625%, 1/22/23		56,000	58,996
3.850%, 7/8/24		150,000	158,770
2.125%, 9/30/24 (b)(m)	EUR	500,000	584,324
4.250%, 10/21/25		$75,000	77,129
3.750%, 2/25/26		30,000	31,545
Great Plains Energy, Inc.
4.850%, 6/1/21		38,000	41,669
Halliburton Co.
3.800%, 11/15/25		150,000	156,756
Hartford Financial Services Group, Inc.
5.500%, 3/30/20		56,000	63,093
HCP, Inc.
2.625%, 2/1/20		94,000	94,849
3.400%, 2/1/25		100,000	97,047
Hewlett Packard Enterprise Co.
4.900%, 10/15/25§		200,000	208,632
Historic TW, Inc.
6.875%, 6/15/18		38,000	41,920
Home Depot, Inc.
2.000%, 6/15/19		250,000	256,925
2.625%, 6/1/22		75,000	78,426
Honeywell International, Inc.
5.300%, 3/1/18		64,000	68,543
1.300%, 2/22/23	EUR	125,000	143,684
Hospitality Properties Trust
4.500%, 3/15/25		$100,000	100,423
HP, Inc.
4.050%, 9/15/22 (x)		100,000	105,053
HSBC Finance Corp.
6.676%, 1/15/21		83,000	93,048
HSBC USA, Inc.
1.625%, 1/16/18		100,000	99,888
2.250%, 6/23/19		300,000	303,297
Illinois Tool Works, Inc.
3.500%, 3/1/24		100,000	110,240
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18		75,000	83,328
Ingram Micro, Inc.
5.250%, 9/1/17		38,000	39,069
Intel Corp.
3.300%, 10/1/21		94,000	101,745
2.700%, 12/15/22		75,000	78,543
Intercontinental Exchange, Inc.
2.750%, 12/1/20		125,000	131,332
International Business Machines Corp.
1.950%, 2/12/19 (x)		150,000	153,580
3.625%, 2/12/24		150,000	163,585
International Paper Co.
4.750%, 2/15/22		47,000	52,522
3.650%, 6/15/24		100,000	105,411
J.M. Smucker Co.
3.000%, 3/15/22		135,000	141,594
Jefferies Group LLC
5.125%, 4/13/18		75,000	78,430
Johnson & Johnson
2.450%, 12/5/21		100,000	105,863
2.050%, 3/1/23		25,000	25,589
3.375%, 12/5/23		50,000	55,617
JPMorgan Chase & Co.
1.625%, 5/15/18		$94,000	$94,471
2.250%, 1/23/20		100,000	101,281
4.250%, 10/15/20		376,000	409,402
3.250%, 9/23/22		301,000	313,967
3.200%, 1/25/23		131,000	135,973
3.625%, 5/13/24		100,000	106,208
3.875%, 9/10/24		150,000	155,134
3.125%, 1/23/25		100,000	102,322
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		250,000	264,288
Juniper Networks, Inc.
4.600%, 3/15/21		38,000	40,609
Kellogg Co.
4.000%, 12/15/20		94,000	102,666
KeyCorp
2.900%, 9/15/20		75,000	77,466
5.100%, 3/24/21		75,000	84,396
Kimberly-Clark Corp.
1.900%, 5/22/19		150,000	154,110
Kinder Morgan Energy Partners LP
6.850%, 2/15/20		150,000	165,122
6.500%, 4/1/20		75,000	82,246
Kinder Morgan, Inc.
3.050%, 12/1/19		250,000	252,397
KLA-Tencor Corp.
4.125%, 11/1/21		90,000	96,211
Kohl’s Corp.
4.750%, 12/15/23		50,000	53,164
Kraft Heinz Foods Co.
5.375%, 2/10/20		98,000	110,389
3.500%, 7/15/22§		100,000	106,308
Kroger Co.
6.150%, 1/15/20		94,000	108,027
L-3 Communications Corp.
4.950%, 2/15/21		56,000	61,280
Laboratory Corp. of America Holdings
2.500%, 11/1/18		100,000	101,737
3.200%, 2/1/22		50,000	51,589
Lam Research Corp.
3.800%, 3/15/25		30,000	31,259
Leucadia National Corp.
5.500%, 10/18/23		50,000	50,625
LG&E & KU Energy LLC
3.750%, 11/15/20		75,000	80,257
Liberty Property LP
4.125%, 6/15/22		56,000	59,279
Life Technologies Corp.
5.000%, 1/15/21		75,000	83,161
Lincoln National Corp.
4.850%, 6/24/21		56,000	61,776
Lockheed Martin Corp.
4.250%, 11/15/19		113,000	123,466
3.550%, 1/15/26		100,000	109,112
Lowe’s Cos., Inc.
3.375%, 9/15/25		100,000	109,663
Macy’s Retail Holdings, Inc.
3.625%, 6/1/24		100,000	98,111
Marathon Oil Corp.
2.800%, 11/1/22		75,000	67,807

See Notes to Financial Statements.

1021

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Marathon Petroleum Corp.
5.125%, 3/1/21		$94,000	$102,936
Marriott International, Inc.
3.125%, 10/15/21		100,000	104,565
Marsh & McLennan Cos., Inc.
3.500%, 6/3/24		100,000	102,894
McDonald’s Corp.
5.350%, 3/1/18		75,000	80,121
3.250%, 6/10/24		150,000	160,742
McKesson Corp.
2.284%, 3/15/19		150,000	153,185
Medco Health Solutions, Inc.
7.125%, 3/15/18		38,000	41,523
4.125%, 9/15/20		75,000	80,731
Medtronic, Inc.
2.500%, 3/15/20 (x)		150,000	155,406
3.150%, 3/15/22		55,000	58,503
3.500%, 3/15/25		100,000	109,110
Merck & Co., Inc.
1.300%, 5/18/18		94,000	94,856
1.850%, 2/10/20		150,000	153,287
2.350%, 2/10/22		30,000	31,059
MetLife, Inc.
6.817%, 8/15/18		68,000	75,734
4.750%, 2/8/21		100,000	111,697
Microsoft Corp.
1.000%, 5/1/18		113,000	113,377
1.625%, 12/6/18		150,000	152,279
3.000%, 10/1/20		56,000	59,591
2.375%, 2/12/22		60,000	62,136
2.650%, 11/3/22		75,000	78,549
2.125%, 11/15/22		100,000	101,596
Mondelez International, Inc.
2.250%, 2/1/19		100,000	102,432
Monsanto Co.
2.750%, 7/15/21		35,000	36,082
Moody’s Corp.
4.500%, 9/1/22		19,000	21,248
Morgan Stanley
2.500%, 1/24/19		150,000	152,982
7.300%, 5/13/19		282,000	323,745
2.375%, 7/23/19		150,000	152,331
5.500%, 1/26/20		150,000	167,539
2.800%, 6/16/20		95,000	97,015
5.750%, 1/25/21		188,000	214,198
2.500%, 4/21/21		100,000	100,884
3.750%, 2/25/23		56,000	59,346
4.100%, 5/22/23		100,000	103,463
1.750%, 1/30/25	EUR	350,000	398,771
4.000%, 7/23/25		$100,000	107,066
Mosaic Co.
4.250%, 11/15/23		100,000	107,518
Motorola Solutions, Inc.
3.750%, 5/15/22		56,000	55,438
MPLX LP
4.500%, 7/15/23 (b)§		50,000	48,736
4.875%, 6/1/25§		50,000	48,851
MUFG Americas Holdings Corp.
3.000%, 2/10/25		150,000	152,615
Nabors Industries, Inc.
4.625%, 9/15/21		94,000	86,010
Nasdaq, Inc.
5.550%, 1/15/20		$75,000	$82,550
National Oilwell Varco, Inc.
2.600%, 12/1/22		113,000	104,981
National Retail Properties, Inc.
3.900%, 6/15/24		100,000	105,330
National Rural Utilities Cooperative Finance Corp.
2.150%, 2/1/19		200,000	204,359
NBCUniversal Media LLC
4.375%, 4/1/21		150,000	167,630
NetApp, Inc.
2.000%, 12/15/17		38,000	38,181
3.375%, 6/15/21		100,000	101,815
Newell Brands, Inc.
3.150%, 4/1/21		200,000	207,932
3.850%, 4/1/23		55,000	58,343
Newmont Mining Corp.
3.500%, 3/15/22		94,000	97,380
NextEra Energy Capital Holdings, Inc.
2.700%, 9/15/19		150,000	154,904
NiSource Finance Corp.
6.125%, 3/1/22		100,000	119,315
Noble Energy, Inc.
4.150%, 12/15/21		94,000	98,977
Norfolk Southern Corp.
5.900%, 6/15/19		103,000	115,700
Northrop Grumman Corp.
3.500%, 3/15/21		19,000	20,375
Novartis Capital Corp.
3.000%, 11/20/25		150,000	159,731
Occidental Petroleum Corp.
2.700%, 2/15/23		94,000	94,951
Omnicom Group, Inc.
4.450%, 8/15/20		38,000	41,791
3.625%, 5/1/22		19,000	20,169
Oncor Electric Delivery Co. LLC
2.150%, 6/1/19		150,000	152,434
ONEOK Partners LP
8.625%, 3/1/19		94,000	105,886
Oracle Corp.
5.750%, 4/15/18		188,000	203,510
2.250%, 10/8/19		250,000	257,704
2.500%, 5/15/22		100,000	101,751
2.500%, 10/15/22		75,000	76,555
2.400%, 9/15/23		100,000	99,999
Pacific Gas & Electric Co.
8.250%, 10/15/18		38,000	43,839
3.500%, 10/1/20		56,000	60,175
2.950%, 3/1/26		100,000	103,850
Parker-Hannifin Corp.
3.300%, 11/21/24		100,000	107,688
PepsiCo, Inc.
5.000%, 6/1/18		94,000	101,219
7.900%, 11/1/18		19,000	21,899
1.850%, 4/30/20		100,000	101,603
2.750%, 3/1/23		200,000	209,715
Pfizer, Inc.
4.650%, 3/1/18		38,000	40,398
6.200%, 3/15/19		94,000	106,056
2.100%, 5/15/19		100,000	102,395

See Notes to Financial Statements.

1022

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Philip Morris International, Inc.
5.650%, 5/16/18		$75,000	$81,528
3.600%, 11/15/23		50,000	54,698
Pitney Bowes, Inc.
4.750%, 5/15/18		38,000	40,076
Plains All American Pipeline LP/Plains All American Finance Corp.
6.500%, 5/1/18		79,000	83,750
3.850%, 10/15/23		100,000	96,786
PNC Bank N.A.
2.950%, 2/23/25		250,000	262,029
PPL Capital Funding, Inc.
4.200%, 6/15/22		47,000	51,446
Precision Castparts Corp.
2.500%, 1/15/23		38,000	39,294
Priceline Group, Inc.
2.375%, 9/23/24	EUR	600,000	697,715
Procter & Gamble Co.
4.700%, 2/15/19		$131,000	143,510
Progress Energy, Inc.
4.400%, 1/15/21		94,000	103,778
Progressive Corp.
3.750%, 8/23/21		56,000	61,484
Prologis LP
3.350%, 2/1/21		150,000	159,598
Prudential Financial, Inc.
2.350%, 8/15/19		150,000	152,882
5.875%, 9/15/42 (l)		100,000	107,500
Public Service Electric & Gas Co.
2.000%, 8/15/19		150,000	153,537
3.050%, 11/15/24		100,000	106,498
Puget Energy, Inc.
3.650%, 5/15/25		50,000	51,595
QUALCOMM, Inc.
3.450%, 5/20/25		100,000	106,940
QVC, Inc.
3.125%, 4/1/19		250,000	256,500
Raytheon Co.
3.125%, 10/15/20		94,000	100,604
Realty Income Corp.
3.250%, 10/15/22		56,000	57,425
Reinsurance Group of America, Inc.
4.700%, 9/15/23		50,000	54,350
Republic Services, Inc.
5.250%, 11/15/21		94,000	108,698
Reynolds American, Inc.
6.875%, 5/1/20		38,000	44,649
4.850%, 9/15/23		150,000	171,595
Roper Technologies, Inc.
3.125%, 11/15/22		75,000	76,776
Ryder System, Inc.
2.500%, 5/11/20		45,000	45,357
S&P Global, Inc.
3.300%, 8/14/20		35,000	36,734
San Diego Gas & Electric Co.
3.600%, 9/1/23		100,000	110,853
Santander Holdings USA, Inc.
2.650%, 4/17/20		120,000	119,933
Scripps Networks Interactive, Inc.
3.900%, 11/15/24		100,000	104,848
Sempra Energy
2.400%, 3/15/20		$200,000	$203,500
Senior Housing Properties Trust
3.250%, 5/1/19		100,000	100,453
Simon Property Group LP
2.200%, 2/1/19		100,000	102,478
5.650%, 2/1/20		188,000	212,530
3.300%, 1/15/26		100,000	106,546
Southern California Edison Co.
3.875%, 6/1/21		19,000	20,878
Southern Co.
2.150%, 9/1/19		100,000	101,860
2.750%, 6/15/20		100,000	103,691
Southwestern Electric Power Co.
6.450%, 1/15/19		56,000	62,258
Stanley Black & Decker, Inc.
2.900%, 11/1/22		56,000	58,724
Starbucks Corp.
3.850%, 10/1/23		50,000	56,136
State of California,
5.700%, 11/1/21		100,000	120,555
State of Illinois, General Obligation Bonds, Series 2011
5.877%, 3/1/19		90,000	97,456
State Street Corp.
3.300%, 12/16/24		65,000	69,552
Synchrony Financial
2.700%, 2/3/20		25,000	25,132
3.750%, 8/15/21		50,000	51,872
4.500%, 7/23/25		100,000	103,804
Sysco Corp.
2.600%, 10/1/20		30,000	30,900
3.750%, 10/1/25		100,000	107,013
Target Corp.
6.000%, 1/15/18		100,000	107,599
2.300%, 6/26/19		250,000	258,034
TD Ameritrade Holding Corp.
2.950%, 4/1/22		100,000	103,760
Tennessee Valley Authority
5.500%, 7/18/17		676,000	710,888
6.250%, 12/15/17		38,000	41,059
4.500%, 4/1/18		94,000	100,056
Texas Instruments, Inc.
1.750%, 5/1/20		100,000	101,308
Textron, Inc.
4.300%, 3/1/24		100,000	107,708
Thermo Fisher Scientific, Inc.
3.600%, 8/15/21		160,000	169,788
Time Warner Cable, Inc.
8.250%, 4/1/19		200,000	233,375
Time Warner, Inc.
3.550%, 6/1/24		150,000	158,321
Toyota Motor Credit Corp.
2.150%, 3/12/20		135,000	138,498
3.300%, 1/12/22		94,000	101,411
Transcontinental Gas Pipe Line Co. LLC
7.850%, 2/1/26§		50,000	62,319
Travelers Cos., Inc.
5.750%, 12/15/17		113,000	120,484
Tyson Foods, Inc.
4.500%, 6/15/22		75,000	83,936

See Notes to Financial Statements.

1023

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Bancorp
2.200%, 4/25/19	$150,000	$153,845
3.600%, 9/11/24	150,000	158,674
U.S. Treasury Bonds
8.500%, 2/15/20	113,000	144,034
8.125%, 5/15/21	500,000	669,595
7.125%, 2/15/23	188,000	258,797
7.500%, 11/15/24	500,000	743,604
U.S. Treasury Notes
0.625%, 7/31/17	1,000,000	1,001,094
4.750%, 8/15/17	776,000	812,405
1.875%, 8/31/17	1,623,000	1,648,003
1.875%, 9/30/17	841,000	854,810
0.750%, 10/31/17	1,127,000	1,129,851
1.875%, 10/31/17	1,089,000	1,107,802
4.250%, 11/15/17	1,063,000	1,116,565
1.000%, 12/15/17	2,241,000	2,255,017
0.750%, 12/31/17	693,000	694,892
2.750%, 12/31/17	500,000	516,101
0.875%, 1/15/18	3,000,000	3,013,843
0.750%, 2/28/18	2,253,000	2,259,535
2.750%, 2/28/18	939,000	972,681
1.000%, 3/15/18	500,000	503,479
0.750%, 3/31/18	800,000	802,250
0.875%, 3/31/18	3,000,000	3,015,147
2.875%, 3/31/18	1,000,000	1,039,531
0.625%, 4/30/18	318,000	318,236
2.625%, 4/30/18	939,000	973,754
1.000%, 5/15/18	800,000	806,121
1.000%, 5/31/18	2,500,000	2,519,556
2.375%, 5/31/18	500,000	516,950
1.375%, 6/30/18	376,000	381,750
2.375%, 6/30/18	600,000	621,129
1.375%, 7/31/18	880,000	893,887
1.000%, 8/15/18	700,000	705,722
1.500%, 8/31/18	51,000	51,972
0.875%, 10/15/18	700,000	703,767
1.250%, 10/31/18	550,000	557,734
1.250%, 11/30/18	1,700,000	1,724,288
1.375%, 11/30/18	900,000	915,662
1.250%, 12/15/18	1,800,000	1,826,086
1.375%, 2/28/19	1,938,000	1,973,334
1.500%, 2/28/19	300,000	306,472
1.625%, 3/31/19	400,000	410,082
3.125%, 5/15/19	500,000	534,502
1.125%, 5/31/19	500,000	506,162
1.500%, 5/31/19	500,000	511,323
1.625%, 6/30/19	1,500,000	1,540,313
1.625%, 7/31/19	600,000	616,266
3.625%, 8/15/19	843,000	918,211
1.625%, 8/31/19	1,000,000	1,027,256
1.500%, 10/31/19	1,600,000	1,637,375
3.375%, 11/15/19	1,069,000	1,161,681
1.500%, 11/30/19	1,400,000	1,432,580
1.625%, 12/31/19	500,000	513,872
3.625%, 2/15/20	1,011,000	1,112,623
1.250%, 2/29/20	500,000	507,495
1.375%, 2/29/20	1,000,000	1,018,877
1.375%, 3/31/20	500,000	509,463
3.500%, 5/15/20	1,251,000	1,375,086
1.375%, 5/31/20	289,000	294,331
1.625%, 6/30/20	$900,000	$925,576
2.625%, 8/15/20	376,000	401,971
1.375%, 8/31/20	900,000	916,603
1.375%, 9/30/20	1,500,000	1,527,305
2.000%, 9/30/20	550,000	574,454
1.375%, 10/31/20	200,000	203,629
1.750%, 10/31/20	1,000,000	1,033,633
2.625%, 11/15/20	1,274,000	1,365,009
1.625%, 11/30/20	1,800,000	1,852,734
2.000%, 11/30/20	300,000	313,480
1.750%, 12/31/20	1,700,000	1,758,554
2.375%, 12/31/20	350,000	371,543
1.125%, 2/28/21	1,000,000	1,007,060
2.000%, 2/28/21	400,000	418,465
3.125%, 5/15/21	1,946,000	2,140,980
1.125%, 6/30/21	1,000,000	1,005,312
2.125%, 6/30/21	3,700,000	3,897,466
2.250%, 7/31/21	600,000	635,801
2.125%, 8/15/21	188,000	198,105
2.125%, 9/30/21	500,000	526,929
2.000%, 11/15/21	1,722,000	1,805,157
1.875%, 11/30/21	1,700,000	1,770,274
1.500%, 1/31/22	200,000	204,065
2.000%, 2/15/22	688,000	720,747
1.750%, 3/31/22	1,400,000	1,446,813
1.750%, 4/30/22	700,000	723,406
1.750%, 5/15/22	564,000	582,853
2.125%, 6/30/22	900,000	949,140
2.000%, 7/31/22	400,000	418,844
1.625%, 8/15/22	1,003,000	1,028,604
1.750%, 9/30/22	550,000	567,483
1.875%, 10/31/22	700,000	727,481
1.625%, 11/15/22	376,000	384,893
2.000%, 11/30/22	500,000	523,315
2.125%, 12/31/22	350,000	368,997
1.750%, 1/31/23	900,000	927,703
1.500%, 3/31/23	500,000	507,227
1.750%, 5/15/23	500,000	515,786
1.375%, 6/30/23	500,000	502,637
2.500%, 8/15/23	750,000	812,593
2.750%, 11/15/23	1,350,000	1,488,322
2.750%, 2/15/24	2,550,000	2,815,235
2.500%, 5/15/24	1,800,000	1,955,320
2.375%, 8/15/24	1,600,000	1,722,375
2.250%, 11/15/24	1,760,000	1,877,477
2.000%, 2/15/25	2,139,000	2,237,741
2.000%, 8/15/25	1,250,000	1,306,677
2.250%, 11/15/25	2,000,000	2,133,750
1.625%, 2/15/26	1,300,000	1,314,688
1.625%, 5/15/26 (x)	300,000	303,680
Union Pacific Corp.
5.700%, 8/15/18	94,000	103,017
United Parcel Service, Inc.
3.125%, 1/15/21	75,000	80,604
United Technologies Corp.
3.100%, 6/1/22	56,000	59,697
UnitedHealth Group, Inc.
6.000%, 2/15/18	56,000	60,364
2.300%, 12/15/19	150,000	154,200
2.875%, 12/15/21	45,000	47,342
3.750%, 7/15/25	100,000	109,645

See Notes to Financial Statements.

1024

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Valero Energy Corp.
6.125%, 2/1/20		$56,000	$62,680
Ventas Realty LP
3.750%, 5/1/24		150,000	156,413
Ventas Realty LP/Ventas Capital Corp.
4.250%, 3/1/22		38,000	41,020
Verizon Communications, Inc.
2.625%, 2/21/20		100,000	103,498
4.500%, 9/15/20		100,000	110,833
5.150%, 9/15/23		400,000	466,066
3.500%, 11/1/24		230,000	243,927
3.250%, 2/17/26	EUR	375,000	494,731
Viacom, Inc.
2.750%, 12/15/19		$145,000	146,954
3.875%, 12/15/21		75,000	78,513
Visa, Inc.
2.200%, 12/14/20		200,000	205,969
2.800%, 12/14/22		75,000	79,354
Voya Financial, Inc.
3.650%, 6/15/26		100,000	100,459
Walgreen Co.
3.100%, 9/15/22		19,000	19,518
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21		100,000	104,479
3.450%, 6/1/26		150,000	153,427
Wal-Mart Stores, Inc.
1.950%, 12/15/18		250,000	256,503
3.625%, 7/8/20		113,000	123,726
3.250%, 10/25/20		113,000	122,177
Walt Disney Co.
2.300%, 2/12/21		80,000	83,048
3.750%, 6/1/21		19,000	21,011
3.000%, 2/13/26 (x)		100,000	106,943
Wells Fargo & Co.
1.500%, 1/16/18		94,000	94,532
2.150%, 1/15/19		150,000	153,006
2.600%, 7/22/20		70,000	72,077
3.500%, 3/8/22		56,000	60,086
3.450%, 2/13/23		94,000	97,345
3.300%, 9/9/24		100,000	105,203
3.550%, 9/29/25		100,000	106,599
3.000%, 4/22/26		150,000	152,584
Wells Fargo Bank N.A.
1.750%, 5/24/19		250,000	252,905
Welltower, Inc.
4.700%, 9/15/17		188,000	195,010
Williams Partners LP
4.125%, 11/15/20		150,000	147,362
4.000%, 9/15/25		100,000	91,058
Wisconsin Electric Power Co.
2.950%, 9/15/21		75,000	79,206
Wyndham Worldwide Corp.
4.250%, 3/1/22		56,000	59,300
Xcel Energy, Inc.
4.700%, 5/15/20		94,000	103,912
Xerox Corp.
6.350%, 5/15/18		38,000	40,412
2.750%, 9/1/20		60,000	57,349
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20		100,000	101,551
3.150%, 4/1/22		$100,000	$102,511
Zoetis, Inc.
3.250%, 2/1/23		85,000	86,832

Total United States			175,774,452

Total Long Term Debt Securities (97.2%) (Cost $317,998,963)			324,199,963

	Number of Shares		Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares		981,787	981,787

	Principal Amount		Value (Note 1)
Repurchase Agreements (1.5%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $500,006, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $510,000. (xx)		$500,000	500,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $300,003, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $306,000. (xx)		300,000	300,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $500,005, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $510,002. (xx)		500,000	500,000
HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $500,005, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $510,010. (xx)		500,000	500,000

See Notes to Financial Statements.

1025

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $1,360,278, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $1,387,468. (xx)	$1,360,263	$1,360,263
Mizuho Securities USA, Inc., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $50,001, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.750%, maturing 5/31/17-5/31/23; total market value $51,000. (xx)	50,000	50,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $1,000,013, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $1,020,014. (xx)	1,000,000	1,000,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $700,009, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $714,010. (xx)	700,000	700,000

Total Repurchase Agreements		4,910,263

Total Short-Term Investments (1.8%) (Cost $5,892,050)		5,892,050

Total Investments (99.0%) (Cost $323,891,013)		330,092,013
Other Assets Less Liabilities (1.0%)		3,329,054

Net Assets (100%)		$333,421,067

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2016, the market value of these securities amounted to $8,024,734 or 2.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security. At June 30, 2016, the market value of these securities amounted to $7,981,845 or 2.4% of net assets.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2016.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2016, the market value of these securities amounted to $53,168,089 or 15.9% of net assets.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $4,805,916. This was secured by collateral of $4,910,263 which was received as cash and subsequently invested in short-term investments currently valued at $4,910,263, as reported in the Portfolio of Investments.

Glossary:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— European Currency Unit
GBP	— British Pound
HUF	— Hungary Forint
KRW	— Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RON	— Romanian Leu
SGD	— Singapore Dollar
THB	— Thailand Baht
ZAR	— South African Rand

Sector Weightings as of June 30, 2016	Market Value	% of Net Assets
Government Securities	$232,559,697	69.7%
Financials	33,465,041	10.0
Consumer Discretionary	9,282,070	2.8
Industrials	7,831,023	2.3
Consumer Staples	7,264,636	2.2
Information Technology	7,238,820	2.2
Health Care	6,912,540	2.1
Energy	6,389,859	1.9
Repurchase Agreements	4,910,263	1.5
Telecommunication Services	4,625,361	1.4
Utilities	4,326,500	1.3
Materials	4,304,416	1.3
Investment Companies	981,787	0.3
Cash and Other	3,329,054	1.0

		100.0%

See Notes to Financial Statements.

1026

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. British Pound, expiring 7/18/16#	State Street Bank & Trust	3,600	2,018	$2,683,563	$2,686,571	$(3,008)
Canadian Dollar vs. British Pound, expiring 7/18/16#	State Street Bank & Trust	3,500	2,032	2,709,233	2,706,008	3,225
European Union Euro vs. Japanese Yen, expiring 7/22/16#	JPMorgan Chase Bank	1,182	140,000	1,312,962	1,356,446	(43,484)
European Union Euro vs. British Pound, expiring 7/18/16#	State Street Bank & Trust	3,600	2,897	3,996,971	3,857,266	139,705
Japanese Yen vs. European Union Euro, expiring 7/22/16#	JPMorgan Chase Bank	1,400,000	11,298	13,564,461	12,546,260	1,018,201
British Pound vs. Canadian Dollar, expiring 7/18/16#	State Street Bank & Trust	1,907	3,500	2,538,303	2,709,233	(170,930)
British Pound vs. European Union Euro, expiring 7/18/16#	State Street Bank & Trust	2,870	3,600	3,821,122	3,996,970	(175,848)
British Pound vs. Australian Dollar, expiring 7/18/16#	State Street Bank & Trust	1,865	3,600	2,483,666	2,683,563	(199,897)

						$567,964

#	For cross-currency exchange contracts, the U.S. $ Current Value is the value at June 30, 2016 of the currency being purchased, and the U.S. $ Settlement Value is the value at June 30, 2016 of the currency being sold.

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 7/29/16	JPMorgan Chase Bank	5,000	$3,870,504	$3,982,572	$(112,068)
European Union Euro vs. U.S. Dollar, expiring 9/16/16	JPMorgan Chase Bank	35,100	39,058,472	39,618,563	(560,091)
Japanese Yen vs. U.S. Dollar, expiring 8/12/16	JPMorgan Chase Bank	3,265,000	31,655,837	30,002,849	1,652,988

					$980,829

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/19/16	JPMorgan Chase Bank	17,500	$12,892,197	$13,014,696	$(122,499)
British Pound vs. U.S. Dollar, expiring 9/13/16	JPMorgan Chase Bank	11,325	16,382,292	15,086,598	1,295,694
Korean Won vs. U.S. Dollar, expiring 7/15/16	State Street Bank & Trust	710,000	618,704	616,324	2,380
Malaysian Ringgit vs. U.S. Dollar, expiring 9/19/16	State Street Bank & Trust	13,100	3,192,242	3,232,438	(40,196)
New Zealand Dollar vs. U.S. Dollar, expiring 9/14/16	JPMorgan Chase Bank	9,785	6,907,124	6,960,623	(53,499)
Singapore Dollar vs. U.S. Dollar, expiring 7/15/16	JPMorgan Chase Bank	8,200	6,073,556	6,086,806	(13,250)
Thailand Baht vs. U.S. Dollar, expiring 8/10/16	JPMorgan Chase Bank	132,500	3,757,799	3,768,069	(10,270)

					$1,058,360

					$2,607,153

See Notes to Financial Statements.

1027

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$9,282,070	$—	$9,282,070
Consumer Staples	—	7,264,636	—	7,264,636
Energy	—	6,389,859	—	6,389,859
Financials	—	33,465,041	—	33,465,041
Health Care	—	6,912,540	—	6,912,540
Industrials	—	7,831,023	—	7,831,023
Information Technology	—	7,238,820	—	7,238,820
Materials	—	4,304,416	—	4,304,416
Telecommunication Services	—	4,625,361	—	4,625,361
Utilities	—	4,326,500	—	4,326,500
Forward Currency Contracts	—	4,112,193	—	4,112,193
Government Securities
Foreign Governments	—	101,607,185	—	101,607,185
Municipal Bonds	—	324,249	—	324,249
Supranational	—	14,758,207	—	14,758,207
U.S. Government Agencies	—	6,169,210	—	6,169,210
U.S. Treasuries	—	109,700,846	—	109,700,846
Short-Term Investments
Investment Companies	981,787	—	—	981,787
Repurchase Agreements	—	4,910,263	—	4,910,263

Total Assets	$981,787	$333,222,419	$—	$334,204,206

Liabilities:
Forward Currency Contracts	$—	$(1,505,040)	$—	$(1,505,040)

Total Liabilities	$—	$(1,505,040)	$—	$(1,505,040)

Total	$981,787	$331,717,379	$—	$332,699,166

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$4,112,193

	Liability Derivatives
Foreign exchange contracts	Payables	$(1,505,040)

See Notes to Financial Statements.

1028

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EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Forward Foreign Currency Contracts
Foreign exchange contracts	$5,086,836

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Forward Foreign Currency Contracts
Foreign exchange contracts	$1,350,102

^ The Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $160.295.000 during the six months ended June 30, 2016.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2016:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
JPMorgan Chase Bank	$3,966,883	$(915,161)	$—	$3,051,722
State Street Bank & Trust	145,310	(145,310)	—	—

Total	$4,112,193	$(1,060,471)	$—	$3,051,722

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
JPMorgan Chase Bank	$915,161	$(915,161)	$—	$—
State Street Bank & Trust	589,879	(145,310)	—	444,569

Total	$1,505,040	$(1,060,471)	$—	$444,569

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

1029

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EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$500,000	$—	$500,000	$(500,000)	$—
Deutsche Bank AG	300,000	—	300,000	(300,000)	—
HSBC Securities, Inc.	1,000,000	—	1,000,000	(1,000,000)	—
Merrill Lynch PFS, Inc.	1,360,263	—	1,360,263	(1,360,263)	—
Mizuho Securities USA	50,000	—	50,000	(50,000)	—
Natixis	1,700,000	—	1,700,000	(1,700,000)	—

Total	$4,910,263	$—	$4,910,263	$(4,910,263)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$53,970,088
Long-term U.S. government debt securities	25,625,278

$79,595,366

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$55,978,799
Long-term U.S. government debt securities	28,019,202

$83,998,001

See Notes to Financial Statements.

1030

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,466,439
Aggregate gross unrealized depreciation	(4,561,210)

Net unrealized appreciation	$5,905,229

Federal income tax cost of investments	$324,186,784

See Notes to Financial Statements.

1031

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EQ/GLOBAL BOND PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $318,980,750)	$325,181,750
Repurchase Agreements (Cost $4,910,263)	4,910,263
Cash	1,904,945
Foreign cash (Cost $798,328)	803,072
Receivable for securities sold	7,463,424
Unrealized appreciation on forward foreign currency contracts	4,112,193
Dividends, interest and other receivables	2,152,703
Receivable from Separate Accounts for Trust shares sold	11,984
Security lending income receivable	794
Other assets	3,820

Total assets	346,544,948

LIABILITIES
Payable for securities purchased	6,277,045
Payable on return of securities loaned	4,910,263
Unrealized depreciation on forward foreign currency contracts	1,505,040
Investment management fees payable	152,784
Payable to Separate Accounts for Trust shares redeemed	108,855
Administrative fees payable	34,089
Distribution fees payable – Class IB	15,765
Distribution fees payable – Class IA	3,360
Trustees’ fees payable	267
Accrued expenses	116,413

Total liabilities	13,123,881

NET ASSETS	$333,421,067

Net assets were comprised of:
Paid in capital	$323,824,903
Accumulated undistributed net investment income (loss)	(1,333,598)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	2,125,753
Net unrealized appreciation (depreciation) on investments and foreign currency translations	8,804,009

Net assets	$333,421,067

Class IA
Net asset value, offering and redemption price per share, $16,652,398 / 1,762,561 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.45

Class IB
Net asset value, offering and redemption price per share, $77,470,939 / 8,217,084 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.43

Class K
Net asset value, offering and redemption price per share, $239,297,730 / 25,167,783 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.51

(x)	Includes value of securities on loan of $4,805,916.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Interest (net of $(1,861) foreign withholding tax)	$4,053,155
Dividends	2,114
Securities lending (net)	948

Total income	4,056,217

EXPENSES
Investment management fees	896,562
Administrative fees	204,854
Distribution fees – Class IB	95,487
Custodian fees	55,784
Professional fees	29,249
Distribution fees – Class IA	19,702
Printing and mailing expenses	11,291
Recoupment fees	6,581
Trustees’ fees	3,986
Miscellaneous	14,552

Total expenses	1,338,048

NET INVESTMENT INCOME (LOSS)	2,718,169

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(2,810,460)
Foreign currency transactions	5,132,578

Net realized gain (loss)	2,322,118

Change in unrealized appreciation (depreciation) on:
Investments	15,172,508
Foreign currency translations	1,361,495

Net change in unrealized appreciation (depreciation)	16,534,003

NET REALIZED AND UNREALIZED GAIN (LOSS)	18,856,121

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,574,290

See Notes to Financial Statements.

1032

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,718,169	$6,099,159
Net realized gain (loss) on investments and foreign currency transactions	2,322,118	(11,123,761)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	16,534,003	(7,494,149)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,574,290	(12,518,751)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(7,684)
Class IB	—	(36,882)
Class K	—	(106,648)

	—	(151,214)

Distributions from net realized capital gains
Class IA	—	(21,926)
Class IB	—	(105,249)
Class K	—	(304,337)

	—	(431,512)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(582,726)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 204,724 and 390,617 shares, respectively ]	1,893,094	3,549,466
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,296 shares, respectively ]	—	29,610
Capital shares repurchased [ (212,111) and (711,800) shares, respectively ]	(1,940,678)	(6,458,801)

Total Class IA transactions	(47,584)	(2,879,725)

Class IB
Capital shares sold [ 327,440 and 705,615 shares, respectively ]	3,002,421	6,411,715
Capital shares issued in reinvestment of dividends and distributions [ 0 and 15,853 shares, respectively ]	—	142,131
Capital shares repurchased [ (763,904) and (1,581,833) shares, respectively ]	(6,975,220)	(14,299,257)

Total Class IB transactions	(3,972,799)	(7,745,411)

Class K
Capital shares sold [ 835,596 and 2,607,181 shares, respectively ]	7,697,207	23,848,490
Capital shares issued in reinvestment of dividends and distributions [ 0 and 45,549 shares, respectively ]	—	410,985
Capital shares repurchased [ (1,719,712) and (2,445,125) shares, respectively ]	(15,787,796)	(22,254,880)

Total Class K transactions	(8,090,589)	2,004,595

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(12,110,972)	(8,620,541)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,463,318	(21,722,018)
NET ASSETS:
Beginning of period	323,957,749	345,679,767

End of period (a)	$333,421,067	$323,957,749

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,333,598)	$(4,051,767)

See Notes to Financial Statements.

1033

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IA		2015	2014	2013	2012	2011
Net asset value, beginning of period	$8.85	$9.22	$9.33	$9.88	$10.04	$9.97

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.15	0.17	0.18	0.19	0.21
Net realized and unrealized gain (loss) on investments, securities sold short and foreign currency transactions	0.53	(0.51)	(0.10)	(0.43)	0.18	0.27

Total from investment operations	0.60	(0.36)	0.07	(0.25)	0.37	0.48

Less distributions:
Dividends from net investment income	—	— #	(0.06)	— #	(0.15)	(0.37)
Distributions from net realized gains	—	(0.01)	(0.12)	(0.30)	(0.38)	(0.04)

Total dividends and distributions	—	(0.01)	(0.18)	(0.30)	(0.53)	(0.41)

Net asset value, end of period	$9.45	$8.85	$9.22	$9.33	$9.88	$10.04

Total return (b)	6.78%	(3.84)%	0.83%	(2.54)%	3.76%	4.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,652	$15,670	$19,249	$18,909	$21,325	$20,439
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%	1.00%	1.00%	1.00%	0.97%	0.74%
Before waivers (a)(f)	1.00%	1.00%	1.00%	1.02%	0.97%	0.74%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.49%	1.63%	1.84%	1.86%	1.84%	2.05%
Before waivers (a)(f)	1.49%	1.63%	1.84%	1.84%	1.84%	2.05%
Portfolio turnover rate (z)^	25%	71%	71%	44%	36%	86%

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IB		2015	2014	2013	2012	2011
Net asset value, beginning of period	$8.83	$9.20	$9.31	$9.85	$10.01	$9.95

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.15	0.17	0.18	0.18	0.21
Net realized and unrealized gain (loss) on investments, securities sold short and foreign currency transactions	0.53	(0.51)	(0.10)	(0.42)	0.19	0.23

Total from investment operations	0.60	(0.36)	0.07	(0.24)	0.37	0.44

Less distributions:
Dividends from net investment income	—	— #	(0.06)	— #	(0.15)	(0.34)
Distributions from net realized gains	—	(0.01)	(0.12)	(0.30)	(0.38)	(0.04)

Total dividends and distributions	—	(0.01)	(0.18)	(0.30)	(0.53)	(0.38)

Net asset value, end of period	$9.43	$8.83	$9.20	$9.31	$9.85	$10.01

Total return (b)	6.80%	(3.85)%	0.83%	(2.45)%	3.72%	4.41%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$77,471	$76,454	$87,532	$93,327	$610,175	$621,818
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%	1.00%	1.00%	1.00%	1.01%	0.99%
Before waivers (a)(f)	1.00%	1.00%	1.00%	1.02%	1.01%	0.99%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.49%	1.63%	1.84%	1.84%	1.80%	2.09%
Before waivers (a)(f)	1.49%	1.63%	1.84%	1.83%	1.80%	2.09%
Portfolio turnover rate (z)^	25%	71%	71%	44%	36%	86%

See Notes to Financial Statements.

1034

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EQ/GLOBAL BOND PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				August 26, 2011* to December 31, 2011
Class K		2015	2014	2013	2012
Net asset value, beginning of period	$8.90	$9.24	$9.35	$9.88	$10.04	$10.53

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.17	0.20	0.20	0.21	0.10
Net realized and unrealized gain (loss) on investments, securities sold short and foreign currency transactions	0.53	(0.50)	(0.10)	(0.43)	0.18	(0.19)

Total from investment operations	0.61	(0.33)	0.10	(0.23)	0.39	(0.09)

Less distributions:
Dividends from net investment income	—	— #	(0.09)	— #	(0.17)	(0.36)
Distributions from net realized gains	—	(0.01)	(0.12)	(0.30)	(0.38)	(0.04)

Total dividends and distributions	—	(0.01)	(0.21)	(0.30)	(0.55)	(0.40)

Net asset value, end of period	$9.51	$8.90	$9.24	$9.35	$9.88	$10.04

Total return (b)	6.85%	(3.51)%	1.08%	(2.34)%	3.97%	(0.86)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$239,298	$231,834	$238,899	$161,205	$138,577	$389,927
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%	0.75%	0.75%	0.75%	0.76%	0.74%
Before waivers (a)(f)	0.75%	0.75%	0.75%	0.77%	0.76%	0.74%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.74%	1.87%	2.10%	2.11%	2.05%	2.94%
Before waivers (a)(f)	1.74%	1.87%	2.10%	2.09%	2.05%	2.94%
Portfolio turnover rate (z)^	25%	71%	71%	44%	36%	86%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1035

EQ/HIGH YIELD BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Consumer Discretionary	12.1%
Health Care	11.5
Telecommunication Services	11.1
Exchange Traded Funds	11.1
Industrials	11.0
Financials	10.9
Information Technology	9.8
Repurchase Agreements	6.6
Consumer Staples	5.7
Energy	5.6
Materials	5.3
Investment Companies	1.9
Utilities	0.6
Cash and Other	(3.2)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IB
Actual	$1,000.00	$1,055.62	$5.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.46	5.45
Class K
Actual	1,000.00	1,056.79	4.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.70	4.20

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.09% and 0.84%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1036

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (83.6%)
Consumer Discretionary (12.1%)
Auto Components (0.2%)
Schaeffler Holding Finance B.V.
6.875%, 8/15/18 PIK§	$252,754	$257,177

Distributors (0.4%)
American Tire Distributors, Inc.
10.250%, 3/1/22§	270,000	238,106
LKQ Corp.
4.750%, 5/15/23	400,000	390,250

		628,356

Hotels, Restaurants & Leisure (4.0%)
1011778 BC ULC/New Red Finance, Inc.
6.000%, 4/1/22§	375,000	388,012
Choctaw Resort Development Enterprise
7.250%, 11/15/19§	689,000	652,827
Eldorado Resorts, Inc.
7.000%, 8/1/23 (x)	310,000	323,950
ESH Hospitality, Inc.
5.250%, 5/1/25§	650,000	632,970
GLP Capital LP/GLP Financing II, Inc.
4.375%, 11/1/18	500,000	515,000
5.375%, 4/15/26	400,000	411,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21	500,000	516,250
International Game Technology plc
6.250%, 2/15/22§	400,000	406,500
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.000%, 6/1/24 (b)§	350,000	358,750
LTF Merger Sub, Inc.
8.500%, 6/15/23§	391,000	368,029
MGM Resorts International
11.375%, 3/1/18	560,000	632,800
8.625%, 2/1/19	235,000	263,905
MGP Escrow Issuer LLC/MGP Escrow Co.-Issuer, Inc.
5.625%, 5/1/24§	550,000	580,250
NCL Corp., Ltd.
5.250%, 11/15/19§	260,000	262,600
PNK Entertainment, Inc.
5.625%, 5/1/24§	100,000	99,500
Royal Caribbean Cruises Ltd.
5.250%, 11/15/22	185,000	194,250
7.500%, 10/15/27	169,000	194,350
Six Flags Entertainment Corp.
4.875%, 7/31/24 (b)§	125,000	122,188

		6,923,131

Household Durables (0.2%)
American Greetings Corp.
7.375%, 12/1/21	130,000	136,175
Century Intermediate Holding Co. 2
9.750%, 2/15/19 PIK§	286,000	290,826

		427,001

Internet & Catalog Retail (0.4%)
Netflix, Inc.
5.500%, 2/15/22	625,000	651,563

Media (6.0%)
Acosta, Inc.
7.750%, 10/1/22§	$147,000	$130,003
Altice Luxembourg S.A.
7.750%, 5/15/22§	410,000	414,356
AMC Networks, Inc.
5.000%, 4/1/24	550,000	541,805
Cable One, Inc.
5.750%, 6/15/22§	50,000	51,406
Cablevision Systems Corp.
7.750%, 4/15/18	398,000	425,104
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.375%, 9/15/20§	624,000	633,298
5.125%, 12/15/21§	215,000	204,916
Cinemark USA, Inc.
4.875%, 6/1/23	225,000	222,750
CSC Holdings LLC
7.875%, 2/15/18	205,000	219,606
DISH DBS Corp.
7.875%, 9/1/19	454,000	499,400
5.125%, 5/1/20	850,000	862,240
7.750%, 7/1/26 (b)§	212,000	217,830
Gray Television, Inc.
7.500%, 10/1/20	595,000	620,288
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
7.875%, 5/15/24§	189,000	195,024
MHGE Parent LLC/MHGE Parent Finance, Inc.
8.500%, 8/1/19§	630,000	633,150
Midcontinent Communications & Midcontinent Finance Corp.
6.875%, 8/15/23§	300,000	308,062
Nexstar Broadcasting, Inc.
6.875%, 11/15/20	312,000	325,455
Regal Entertainment Group
5.750%, 3/15/22	700,000	717,500
Sinclair Television Group, Inc.
5.875%, 3/15/26§	300,000	305,063
Sirius XM Radio, Inc.
5.750%, 8/1/21§	510,000	531,038
6.000%, 7/15/24§	700,000	723,660
5.375%, 7/15/26§	350,000	346,500
Tribune Media Co.
5.875%, 7/15/22	300,000	298,500
Unitymedia GmbH
6.125%, 1/15/25§	950,000	969,000

		10,395,954

Multiline Retail (0.1%)
99 Cents Only Stores LLC
11.000%, 12/15/19	330,000	165,206

Specialty Retail (0.5%)
L Brands, Inc.
6.875%, 11/1/35	126,000	128,205
6.750%, 7/1/36	424,000	423,746
Penske Automotive Group, Inc.
5.750%, 10/1/22	145,000	145,000
5.500%, 5/15/26	213,000	202,350

		899,301

See Notes to Financial Statements.

1037

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.3%)
Hanesbrands, Inc.
4.625%, 5/15/24§	$400,000	$401,000
Wolverine World Wide, Inc.
6.125%, 10/15/20	95,000	99,038

		500,038

Total Consumer Discretionary		20,847,727

Consumer Staples (5.7%)
Beverages (0.6%)
Constellation Brands, Inc.
4.750%, 12/1/25	104,000	109,595
DS Services of America, Inc.
10.000%, 9/1/21§	313,000	350,169
Innovation Ventures LLC/Innovation Ventures Finance Corp.
9.500%, 8/15/19§	620,000	648,675

		1,108,439

Food & Staples Retailing (1.3%)
BI-LO LLC/BI-LO Finance Corp.
8.625%, 9/15/18 PIK§	490,000	324,012
9.250%, 2/15/19§	183,000	157,952
Fresh Market, Inc.
9.750%, 5/1/23§	294,000	275,625
Rite Aid Corp.
9.250%, 3/15/20	263,000	276,315
6.750%, 6/15/21	240,000	252,312
6.125%, 4/1/23§	290,000	309,756
U.S. Foods, Inc.
5.875%, 6/15/24 (b)(x)§	650,000	664,625

		2,260,597

Food Products (1.9%)
JBS Investments GmbH
7.750%, 10/28/20 (b)§	295,000	309,381
JBS USA LLC/JBS USA Finance, Inc.
8.250%, 2/1/20§	330,000	342,375
5.750%, 6/15/25§	643,000	608,439
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
5.875%, 1/15/24§	700,000	729,750
Post Holdings, Inc.
6.750%, 12/1/21§	450,000	474,750
7.375%, 2/15/22	300,000	315,690
TreeHouse Foods, Inc.
6.000%, 2/15/24 (x)§	450,000	477,000

		3,257,385

Household Products (1.4%)
HRG Group, Inc.
7.750%, 1/15/22	1,650,000	1,636,635
Spectrum Brands, Inc.
6.625%, 11/15/22	660,000	699,600

		2,336,235

Personal Products (0.1%)
Prestige Brands, Inc.
6.375%, 3/1/24§	181,000	187,788

Tobacco (0.4%)
Vector Group Ltd.
7.750%, 2/15/21	$600,000	$624,780

Total Consumer Staples		9,775,224

Energy (5.6%)
Oil, Gas & Consumable Fuels (5.6%)
Antero Resources Corp.
6.000%, 12/1/20	236,000	237,959
5.375%, 11/1/21	350,000	342,125
5.125%, 12/1/22	450,000	432,000
5.625%, 6/1/23	452,000	440,700
Artsonig Pty Ltd.
11.500%, 4/1/19 PIK (b)§	420,503	33,640
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.125%, 11/15/22§	460,000	435,850
Calumet Specialty Products Partners LP/Calumet Finance Corp.
7.625%, 1/15/22	386,000	273,095
7.750%, 4/15/23	100,000	68,937
Carrizo Oil & Gas, Inc.
6.250%, 4/15/23 (x)	250,000	242,500
Concho Resources, Inc.
7.000%, 1/15/21	420,000	435,225
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.125%, 3/1/22	375,000	346,875
6.250%, 4/1/23§	342,000	314,640
CrownRock LP/CrownRock Finance, Inc.
7.125%, 4/15/21§	325,000	333,937
7.750%, 2/15/23§	80,000	83,200
Genesis Energy LP/Genesis Energy Finance Corp.
5.750%, 2/15/21	355,000	336,141
6.750%, 8/1/22	140,000	136,500
5.625%, 6/15/24	274,000	249,340
Oasis Petroleum, Inc.
6.875%, 3/15/22 (x)	240,000	221,712
ONEOK, Inc.
7.500%, 9/1/23	315,000	334,876
PBF Holding Co. LLC/PBF Finance Corp.
7.000%, 11/15/23§	400,000	384,750
PBF Logistics LP/PBF Logistics Finance Corp.
6.875%, 5/15/23	505,000	494,900
Rice Energy, Inc.
7.250%, 5/1/23	196,000	198,940
Rose Rock Midstream LP/Rose Rock Finance Corp.
5.625%, 7/15/22	350,000	306,906
Sabine Pass LNG LP
7.500%, 11/30/16	150,000	152,813
Sanchez Energy Corp.
7.750%, 6/15/21 (x)	212,000	179,670
6.125%, 1/15/23	100,000	77,750
Seven Generations Energy Ltd.
8.250%, 5/15/20§	200,000	207,875
Southern Star Central Corp.
5.125%, 7/15/22§	265,000	258,700
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
7.500%, 7/1/21	299,000	284,611
5.500%, 8/15/22	358,000	307,880

See Notes to Financial Statements.

1038

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.750%, 3/15/24§	$291,000	$298,275
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.875%, 10/1/20	100,000	102,750
6.125%, 10/15/21	319,000	332,558
Western Refining Logistics LP/WNRL Finance Corp.
7.500%, 2/15/23	520,000	513,500
Whiting Petroleum Corp.
5.750%, 3/15/21 (x)	195,000	175,988

Total Energy		9,577,118

Financials (10.9%)
Banks (0.1%)
Creditcorp.
12.000%, 7/15/18§	269,000	102,220

Capital Markets (0.9%)
American Capital Ltd.
6.500%, 9/15/18§	580,000	591,237
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance
5.000%, 8/1/21§	975,000	916,449

		1,507,686

Consumer Finance (1.5%)
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
4.250%, 7/1/20	250,000	256,562
4.625%, 10/30/20	350,000	362,250
4.500%, 5/15/21	402,000	410,844
4.625%, 7/1/22	150,000	153,615
Ally Financial, Inc.
3.500%, 7/18/16	252,000	251,370
4.625%, 5/19/22	216,000	218,430
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc.
7.250%, 1/15/18§	474,000	474,593
Speedy Cash Intermediate Holdings Corp.
10.750%, 5/15/18§	71,000	41,091
TMX Finance LLC/TitleMax Finance Corp.
8.500%, 9/15/18§	567,000	454,309

		2,623,064

Diversified Financial Services (3.3%)
ACE Cash Express, Inc.
11.000%, 2/1/19§	780,000	352,950
Argos Merger Sub, Inc.
7.125%, 3/15/23§	300,000	309,000
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.
7.750%, 2/15/18 (b)§	400,000	386,500
DFC Finance Corp.
10.500%, 6/15/20§	650,000	390,000
Jefferies LoanCore LLC/JLC Finance Corp.
6.875%, 6/1/20§	600,000	523,500
Lincoln Finance Ltd.
7.375%, 4/15/21§	575,000	595,844
MJ Acquisition Corp.
9.000%, 4/22/23 (b)	650,000	645,937
Nielsen Co. Luxembourg Sarl
5.500%, 10/1/21§	$200,000	$206,260
Nielsen Finance LLC/Nielsen Finance Co.
5.000%, 4/15/22§	475,000	483,930
Opal Acquisition, Inc.
8.875%, 12/15/21§	1,066,000	814,824
Prospect Holding Co. LLC/Prospect Holding Finance Co.
10.250%, 10/1/18§	405,000	133,650
Speedy Group Holdings Corp.
12.000%, 11/15/17§	603,000	229,140
Stearns Holdings LLC
9.375%, 8/15/20§	672,000	626,640

		5,698,175

Insurance (2.6%)
American Equity Investment Life Holding Co.
6.625%, 7/15/21	525,000	539,845
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 4/1/21§	450,000	449,719
Hub Holdings LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19 PIK§	598,000	575,201
HUB International Ltd.
7.875%, 10/1/21§	730,000	698,519
National Financial Partners Corp.
9.000%, 7/15/21§	730,000	702,625
USI, Inc./New York
7.750%, 1/15/21§	825,000	814,172
Wayne Merger Sub LLC
8.250%, 8/1/23§	800,000	789,500

		4,569,581

Real Estate Investment Trusts (REITs) (1.5%)
Equinix, Inc.
5.375%, 1/1/22	150,000	155,062
5.375%, 4/1/23	300,000	309,000
5.875%, 1/15/26	250,000	259,850
Iron Mountain U.S. Holdings, Inc.
5.375%, 6/1/26§	325,000	314,438
Iron Mountain, Inc.
6.000%, 10/1/20§	775,000	814,719
4.375%, 6/1/21§	200,000	201,380
MPT Operating Partnership LP/MPT Finance Corp.
6.375%, 3/1/24	550,000	595,031

		2,649,480

Real Estate Management & Development (0.7%)
Greystar Real Estate Partners LLC
8.250%, 12/1/22§	274,000	281,535
Howard Hughes Corp.
6.875%, 10/1/21§	250,000	252,500
Realogy Group LLC/Realogy Co.-Issuer Corp.
4.500%, 4/15/19§	121,000	124,025
4.875%, 6/1/23§	335,000	330,812
Realogy Group LLC/Realogy Co-Issuer Corp.
5.250%, 12/1/21§	175,000	179,594

		1,168,466

See Notes to Financial Statements.

1039

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Thrifts & Mortgage Finance (0.3%)
Provident Funding Associates LP/PFG Finance Corp.
6.750%, 6/15/21§	$475,000	$452,438

Total Financials		18,771,110

Health Care (11.5%)
Health Care Equipment & Supplies (0.5%)
Alere, Inc.
7.250%, 7/1/18	499,000	513,034
Greatbatch Ltd.
9.125%, 11/1/23§	283,000	282,293
Immucor, Inc.
11.125%, 8/15/19	89,000	79,210

		874,537

Health Care Providers & Services (7.5%)
Acadia Healthcare Co., Inc.
5.125%, 7/1/22	450,000	436,500
6.500%, 3/1/24§	500,000	492,500
Amsurg Corp.
5.625%, 7/15/22	350,000	359,844
Centene Corp.
6.125%, 2/15/24§	480,000	510,288
CHS/Community Health Systems, Inc.
8.000%, 11/15/19 (x)	310,000	303,428
5.125%, 8/1/21	250,000	248,125
Envision Healthcare Corp.
5.125%, 7/1/22§	500,000	501,250
HCA, Inc.
3.750%, 3/15/19	48,000	49,680
7.690%, 6/15/25	245,000	262,609
5.875%, 2/15/26	1,222,000	1,263,243
5.250%, 6/15/26	688,000	710,360
HealthSouth Corp.
5.750%, 11/1/24	400,000	398,750
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19	250,000	239,375
LifePoint Health, Inc.
5.500%, 12/1/21	80,000	83,400
Molina Healthcare, Inc.
5.375%, 11/15/22§	400,000	399,000
National Veterinary Associates, 2nd Lien Term Loan
8.000%, 8/8/22 (b)	775,000	765,312
RegionalCare Hospital Partners Holdings, Inc.
8.250%, 5/1/23§	1,071,000	1,095,098
Select Medical Corp.
6.375%, 6/1/21	450,000	427,781
Select Medical Corp., Term Loan
6.000%, 3/3/21	250,000	249,375
Surgery Center Holdings, Inc.
8.875%, 4/15/21§	600,000	617,625
Surgical Care Affiliates, Inc.
6.000%, 4/1/23§	450,000	460,406
Team Health, Inc.
7.250%, 12/15/23§	870,000	930,900
Tenet Healthcare Corp.
4.153%, 6/15/20 (l)	253,000	250,268
8.000%, 8/1/20	246,000	250,920
6.000%, 10/1/20	800,000	846,000
8.125%, 4/1/22	145,000	148,233
WellCare Health Plans, Inc.
5.750%, 11/15/20	$592,000	$612,010

		12,912,280

Health Care Technology (0.3%)
Change Healthcare Holdings, Inc.
6.000%, 2/15/21§	525,000	557,182

Pharmaceuticals (3.2%)
Capsugel S.A.
7.000%, 5/15/19 PIK§	1,247,000	1,247,779
Concordia International Corp.
9.500%, 10/21/22§	200,000	187,000
7.000%, 4/15/23 (x)§	335,000	284,750
DPx Holdings B.V.
7.500%, 2/1/22§	1,127,000	1,157,993
Endo Finance LLC/Endo Finco, Inc.
7.750%, 1/15/22§	296,000	274,540
JLL/Delta Dutch Pledgeco B.V.
8.750%, 5/1/20 PIK§	1,005,000	999,975
Valeant Pharmaceuticals International, Inc.
6.750%, 8/15/18§	315,000	304,763
7.000%, 10/1/20§	243,000	216,877
7.500%, 7/15/21§	385,000	338,569
6.125%, 4/15/25§	580,000	465,102

		5,477,348

Total Health Care		19,821,347

Industrials (11.0%)
Aerospace & Defense (1.8%)
Aerojet Rocketdyne Holdings, Inc.
7.125%, 3/15/21	535,000	563,569
Bombardier, Inc.
6.125%, 1/15/23§	105,000	90,563
7.500%, 3/15/25§	454,000	393,845
DynCorp International, Inc.
11.875%, 11/30/20	609,952	494,061
Spirit AeroSystems, Inc.
5.250%, 3/15/22	108,000	113,042
TransDigm, Inc.
7.500%, 7/15/21	475,000	502,312
6.000%, 7/15/22	250,000	251,300
6.375%, 6/15/26§	725,000	720,505

		3,129,197

Air Freight & Logistics (0.3%)
DH Services Luxembourg Sarl
7.750%, 12/15/20§	458,000	480,614

Building Products (1.0%)
Nortek, Inc.
8.500%, 4/15/21	468,000	486,427
Reliance Intermediate Holdings LP
6.500%, 4/1/23§	750,000	782,344
Standard Industries, Inc.
5.500%, 2/15/23§	255,000	261,375
6.000%, 10/15/25§	220,000	230,450

		1,760,596

Commercial Services & Supplies (2.2%)
ADT Corp.
6.250%, 10/15/21 (x)	950,000	1,007,000

See Notes to Financial Statements.

1040

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Aramark Services, Inc.
5.125%, 1/15/24§	$300,000	$306,750
4.750%, 6/1/26§	300,000	293,250
Covanta Holding Corp.
5.875%, 3/1/24	283,000	278,047
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.375%, 8/1/23§	545,000	558,625
Multi-Color Corp.
6.125%, 12/1/22§	197,000	201,556
Mustang Merger Corp.
8.500%, 8/15/21§	280,000	292,600
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.250%, 5/15/23§	860,000	911,600

		3,849,428

Construction & Engineering (0.9%)
AECOM
5.750%, 10/15/22 (x)	325,000	331,500
Michael Baker Holdings LLC/Michael Baker Finance Corp.
8.875%, 4/15/19 PIK (l)§	489,224	394,437
Michael Baker International LLC/CDL Acquisition Co., Inc.
8.250%, 10/15/18§	825,000	801,797

		1,527,734

Electrical Equipment (0.5%)
Global Brass & Copper, Inc.
9.500%, 6/1/19	610,000	640,195
International Wire Group Holdings, Inc.
8.500%, 10/15/17§	235,000	232,062

		872,257

Machinery (1.7%)
Amsted Industries, Inc.
5.000%, 3/15/22§	850,000	854,250
Case New Holland Industrial, Inc.
7.875%, 12/1/17	432,000	464,400
CBC Ammo LLC/CBC FinCo, Inc.
7.250%, 11/15/21§	350,000	296,406
Manitowoc Foodservice, Inc.
9.500%, 2/15/24§	87,000	97,222
Park-Ohio Industries, Inc.
8.125%, 4/1/21	397,000	396,256
Shape Technologies Group, Inc.
7.625%, 2/1/20§	364,000	362,180
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.
8.875%, 8/1/20§	618,000	473,543

		2,944,257

Road & Rail (0.7%)
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp.
10.000%, 2/15/18 PIK (l)§	350,000	175,218
OPE KAG Finance Sub, Inc.
7.875%, 7/31/23§	627,000	618,379
Watco Cos. LLC/Watco Finance Corp.
6.375%, 4/1/23§	330,000	327,525

		1,121,122

Trading Companies & Distributors (1.9%)
Aircastle Ltd.
5.000%, 4/1/23	$217,000	$219,984
HD Supply, Inc.
7.500%, 7/15/20	660,000	689,634
International Lease Finance Corp.
5.875%, 4/1/19	433,000	460,322
6.250%, 5/15/19	389,000	419,634
8.625%, 1/15/22	377,000	457,113
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co.
6.875%, 2/15/19§	530,000	471,064
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.
8.625%, 6/1/21§	93,000	65,216
United Rentals North America, Inc.
4.625%, 7/15/23	300,000	302,250
5.875%, 9/15/26	100,000	99,060

		3,184,277

Total Industrials		18,869,482

Information Technology (9.8%)
Communications Equipment (1.6%)
Aegis Merger Sub, Inc.
10.250%, 2/15/23§	341,000	348,673
CommScope Holding Co., Inc.
6.625%, 6/1/20 PIK (l)§	89,000	92,115
CommScope Technologies Finance LLC
6.000%, 6/15/25§	1,065,000	1,088,962
CommScope, Inc.
4.375%, 6/15/20§	525,000	540,750
ViaSat, Inc.
6.875%, 6/15/20	643,000	663,897

		2,734,397

Electronic Equipment, Instruments & Components (0.3%)
CPI International, Inc.
8.750%, 2/15/18	450,000	447,188

Internet Software & Services (1.6%)
Asurion LLC
8.500%, 2/19/21	1,175,000	1,130,448
Bankrate, Inc.
6.125%, 8/15/18§	264,000	264,495
j2 Cloud Services, Inc.
8.000%, 8/1/20 (x)	380,000	395,437
Match Group, Inc.
6.375%, 6/1/24 (x)§	213,000	222,053
Rackspace Hosting, Inc.
6.500%, 1/15/24 (x)§	535,000	527,978
TCH 2 Holdings LLC, Term Loan
8.750%, 11/6/21 (b)	225,000	207,000

		2,747,411

IT Services (1.4%)
Alliance Data Systems Corp.
5.250%, 12/1/17§	500,000	505,000
6.375%, 4/1/20§	400,000	402,520
5.375%, 8/1/22§	1,190,000	1,133,475
First Data Corp.
5.375%, 8/15/23§	425,000	431,587

		2,472,582

See Notes to Financial Statements.

1041

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Semiconductors & Semiconductor Equipment (1.0%)
Advanced Micro Devices, Inc.
6.750%, 3/1/19	$530,000	$508,800
Freescale Semiconductor, Inc.
6.000%, 1/15/22§	188,000	196,836
NXP B.V./NXP Funding LLC
4.625%, 6/1/23§	546,000	554,190
Sensata Technologies UK Financing Co. plc
6.250%, 2/15/26§	525,000	541,734

		1,801,560

Software (3.7%)
Activision Blizzard, Inc.
5.625%, 9/15/21§	110,000	114,675
BCP Singapore VI Cayman Financing Co., Ltd.
8.000%, 4/15/21§	353,000	303,580
BMC Software, Inc.
7.250%, 6/1/18	175,000	164,719
Boxer Parent Co., Inc.
9.000%, 10/15/19 PIK (x)§	550,000	465,781
Ensemble S Merger Sub, Inc.
9.000%, 9/30/23§	1,385,003	1,381,537
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125%, 5/1/21 PIK§	61,000	54,099
Infor U.S., Inc.
5.750%, 8/15/20§	235,000	247,484
6.500%, 5/15/22	525,000	499,065
Informatica LLC
7.125%, 7/15/23 (x)§	1,105,000	1,049,198
Nuance Communications, Inc.
5.375%, 8/15/20§	630,000	639,450
PTC, Inc.
6.000%, 5/15/24	500,000	519,688
Solera LLC/Solera Finance, Inc.
10.500%, 3/1/24§	325,000	340,438
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23	500,000	511,250

		6,290,964

Technology Hardware, Storage & Peripherals (0.2%)
Diamond 1 Finance Corp./Diamond 2 Finance Corp
5.875%, 6/15/21§	373,000	381,169

Total Information Technology		16,875,271

Materials (5.3%)
Chemicals (2.0%)
Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding B
7.375%, 5/1/21§	480,000	506,700
Eco Services Operations LLC/Eco Finance Corp.
8.500%, 11/1/22§	388,000	385,090
Huntsman International LLC
4.875%, 11/15/20 (x)	495,000	497,475
INEOS Group Holdings S.A.
6.125%, 8/15/18§	805,000	809,025
Nufarm Australia Ltd.
6.375%, 10/15/19§	548,000	554,850
Rayonier AM Products, Inc.
5.500%, 6/1/24§	$809,000	$684,616

		3,437,756

Construction Materials (0.2%)
Summit Materials LLC/Summit Materials Finance Corp.
6.125%, 7/15/23	419,000	411,919

Containers & Packaging (2.2%)
Ball Corp.
4.375%, 12/15/20	250,000	262,200
Berry Plastics Corp.
6.000%, 10/15/22 (x)	350,000	363,125
5.125%, 7/15/23	547,000	545,632
Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is
5.625%, 12/15/16§	774,000	773,071
BWAY Holding Co.
9.125%, 8/15/21§	520,000	497,900
Coveris Holding Corp.
10.000%, 6/1/18§	320,000	320,400
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
5.125%, 7/15/23 (b)§	475,000	480,938
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg)
5.750%, 10/15/20	433,000	447,073

		3,690,339

Metals & Mining (0.9%)
Aleris International, Inc.
7.875%, 11/1/20	314,000	279,460
9.500%, 4/1/21§	325,000	332,312
ArcelorMittal
8.000%, 10/15/39	597,000	576,105
Kaiser Aluminum Corp.
5.875%, 5/15/24§	69,000	70,725
Novelis, Inc.
8.375%, 12/15/17	240,000	245,400
SunCoke Energy, Inc.
7.625%, 8/1/19	37,000	35,520

		1,539,522

Total Materials		9,079,536

Telecommunication Services (11.1%)
Diversified Telecommunication Services (7.3%)
Altice Finco S.A.
9.875%, 12/15/20 (b)§	420,000	449,400
CCO Holdings LLC/CCO Holdings Capital Corp.
5.250%, 3/15/21	100,000	104,000
6.625%, 1/31/22	600,000	631,500
5.125%, 5/1/23§	650,000	653,250
5.875%, 4/1/24§	375,000	388,125
5.750%, 2/15/26§	705,000	724,387
5.875%, 5/1/27§	675,000	695,250
CenturyLink, Inc.
5.625%, 4/1/20	300,000	310,140
Columbus International, Inc.
7.375%, 3/30/21§	600,000	626,220

See Notes to Financial Statements.

1042

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Frontier Communications Corp.
8.875%, 9/15/20	$725,000	$772,560
Hughes Satellite Systems Corp.
6.500%, 6/15/19	840,000	905,100
7.625%, 6/15/21	150,000	161,415
Intelsat Jackson Holdings S.A.
7.250%, 10/15/20	625,000	443,750
Intelsat Luxembourg S.A.
8.125%, 6/1/23	818,000	200,410
Level 3 Financing, Inc.
6.125%, 1/15/21	375,000	389,813
5.375%, 8/15/22	300,000	302,250
5.125%, 5/1/23	350,000	346,500
5.250%, 3/15/26§	300,000	294,000
Neptune Finco Corp.
6.625%, 10/15/25§	700,000	733,250
Numericable-SFR S.A.
6.000%, 5/15/22§	350,000	339,710
7.375%, 5/1/26§	600,000	591,000
Sprint Capital Corp.
6.875%, 11/15/28	315,000	242,550
8.750%, 3/15/32	904,000	772,920
Virgin Media Finance plc
6.000%, 10/15/24§	600,000	588,000
Virgin Media Secured Finance plc
5.500%, 8/15/26§	350,000	340,375
Windstream Services LLC
7.750%, 10/15/20 (x)	233,000	228,340
6.375%, 8/1/23 (x)	325,000	274,625

		12,508,840

Wireless Telecommunication Services (3.8%)
Altice Financing S.A.
6.625%, 2/15/23§	850,000	837,250
7.500%, 5/15/26§	565,000	552,287
Digicel Group Ltd.
8.250%, 9/30/20§	812,000	671,930
Digicel Ltd.
6.750%, 3/1/23§	565,000	480,250
Sprint Communications, Inc.
9.125%, 3/1/17	293,000	301,937
Sprint Corp.
7.875%, 9/15/23	980,000	803,600
7.125%, 6/15/24	478,000	380,010
Syniverse Holdings, Inc.
9.125%, 1/15/19	155,000	76,047
T-Mobile USA, Inc.
6.542%, 4/28/20	403,000	415,594
6.625%, 11/15/20	370,000	382,025
6.000%, 3/1/23	525,000	542,377
6.000%, 4/15/24	550,000	567,875
6.375%, 3/1/25	400,000	417,000
UPCB Finance IV Ltd.
5.375%, 1/15/25§	150,000	148,500

		6,576,682

Total Telecommunication Services		19,085,522

Utilities (0.6%)
Gas Utilities (0.2%)
Rose Rock Midstream LP/Rose Rock Finance Corp.
5.625%, 11/15/23	$345,000	$300,581

Independent Power and Renewable Electricity Producers (0.4%)
AES Corp.
3.673%, 6/1/19 (l)	257,000	255,715
Talen Energy Supply LLC
6.500%, 5/1/18	188,000	188,940
4.600%, 12/15/21 (x)	405,000	301,725

		746,380

Total Utilities		1,046,961

Total Corporate Bonds		143,749,298

Total Long-Term Debt Securities (83.6%) (Cost $148,296,631)		143,749,298

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(11.1%)
iShares® iBoxx $ High Yield Corporate Bond ETF	112,230	9,504,759
SPDR® Barclays High Yield Bond ETF (x)	266,975	9,531,007

Total Investment Companies (11.1%) (Cost $19,839,514)		19,035,766

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
General Maritime Corp, expiring 5/17/17 (b)*† (Cost $—)	1,803	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.9%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	3,266,455	3,266,455

	Principal Amount	Value (Note 1)
Repurchase Agreements (6.6%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $1,700,021, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $1,734,000. (xx)	$1,700,000	1,700,000

See Notes to Financial Statements.

1043

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $1,100,013, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $1,122,002. (xx)	$1,100,000	$1,100,000
HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $1,000,011, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $1,020,020. (xx)	1,000,000	1,000,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $1,579,611, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $1,611,185. (xx)	1,579,593	1,579,593
Mizuho Securities USA, Inc., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $1,000,013, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.750%, maturing 5/31/17-5/31/23; total market value $1,020,000. (xx)	1,000,000	1,000,000
Natixis, 0.600%, dated 6/30/16, due 7/1/16, repurchase price $1,000,017, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50; total market value $1,020,017. (xx)	1,000,000	1,000,000
RBC Capital Markets, 0.420%, dated 6/30/16, due 7/1/16, repurchase price $1,000,012, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-4.500%, maturing 8/1/26-3/1/46; total market value $1,020,000. (xx)	1,000,000	1,000,000
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $3,000,033, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $3,060,007. (xx)	$3,000,000	$3,000,000

Total Repurchase Agreements		11,379,593

Total Short-Term Investments (8.5%) (Cost $14,646,048)		14,646,048

Total Investments (103.2%) (Cost $182,782,193)		177,431,112
Other Assets Less Liabilities (-3.2%)		(5,472,348)

Net Assets (100%)		$171,958,764

*	Non-income producing.
†	Security (totaling $0 or 0.0% of net assets) held at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2016, the market value of these securities amounted to $81,920,375 or 47.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security. At June 30, 2016, the market value of these securities amounted to $5,022,670 or 2.9% of net assets.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2016.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $11,349,438. This was secured by collateral of $11,379,593 which was received as cash and subsequently invested in short-term investments currently valued at $11,379,593, as reported in the Portfolio of Investments, and $227,470 collateralized by various U.S. Government Treasury Securities, ranging from 0.125% - 3.750%, maturing 4/15/17 - 11/15/43.

Glossary:

PIK	— Payment-in Kind Security

See Notes to Financial Statements.

1044

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$20,847,727	$—		$20,847,727
Consumer Staples	—	9,775,224	—		9,775,224
Energy	—	9,577,118	—		9,577,118
Financials	—	18,771,110	—		18,771,110
Health Care	—	19,821,347	—		19,821,347
Industrials	—	18,869,482	—		18,869,482
Information Technology	—	16,875,271	—		16,875,271
Materials	—	9,079,536	—		9,079,536
Telecommunication Services	—	19,085,522	—		19,085,522
Utilities	—	1,046,961	—		1,046,961
Investment Companies
Exchange Traded Funds (ETFs)	19,035,766	—	—		19,035,766
Short-Term Investments
Investment Companies	3,266,455	—	—		3,266,455
Repurchase Agreements	—	11,379,593	—		11,379,593
Warrants
Energy	—	—	—	(a)	—	(a)

Total Assets	$22,302,221	$155,128,891	$—		$177,431,112

Total Liabilities	$—	$—	$—		$—

Total	$22,302,221	$155,128,891	$—		$177,431,112

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

Fair Values of Derivative Instruments as of June 30, 2016:

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Forward Foreign Currency Contracts
Foreign exchange contracts	$5,689

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Forward Foreign Currency Contracts
Foreign exchange contracts	$(5,689)

^ The Portfolio held forward foreign currency contracts for hedging.

See Notes to Financial Statements.

1045

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $760.000 for one month during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$1,700,000	$—	$1,700,000	$(1,700,000)	$—
Deutsche Bank AG	1,100,000	—	1,100,000	(1,100,000)	—
HSBC Securities, Inc.	1,000,000	—	1,000,000	(1,000,000)	—
Merrill Lynch PFS, Inc.	1,579,593	—	1,579,593	(1,579,593)	—
Mizuho Securities USA	1,000,000	—	1,000,000	(1,000,000)	—
Natixis	1,000,000	—	1,000,000	(1,000,000)	—
RBC Capital Markets	1,000,000	—	1,000,000	(1,000,000)	—
RBS Securities, Inc.	3,000,000	—	3,000,000	(3,000,000)	—

Total	$11,379,593	$—	$11,379,593	$(11,379,593)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$83,875,679
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$65,496,800

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,994,230
Aggregate gross unrealized depreciation	(7,516,810)

Net unrealized depreciation	$(5,522,580)

Federal income tax cost of investments	$182,953,692

See Notes to Financial Statements.

1046

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $171,402,600)	$166,051,519
Repurchase Agreements (Cost $11,379,593)	11,379,593
Cash	3,116,411
Foreign cash (Cost $2,553)	2,367
Dividends, interest and other receivables	2,677,697
Receivable for securities sold	2,009,708
Receivable from Separate Accounts for Trust shares sold	33,848
Security lending income receivable	9,318
Other assets	1,699

Total assets	185,282,160

LIABILITIES
Payable on return of securities loaned	11,379,593
Payable for securities purchased	1,765,644
Investment management fees payable	84,725
Administrative fees payable	17,721
Payable to Separate Accounts for Trust shares redeemed	10,722
Distribution fees payable – Class IB	3,331
Trustees’ fees payable	427
Accrued expenses	61,233

Total liabilities	13,323,396

NET ASSETS	$171,958,764

Net assets were comprised of:
Paid in capital	$182,537,002
Accumulated undistributed net investment income (loss)	4,614,923
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(9,841,894)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(5,351,267)

Net assets	$171,958,764

Class IB
Net asset value, offering and redemption price per share, $15,276,136 / 1,610,473 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.49

Class K
Net asset value, offering and redemption price per share, $156,682,628 / 16,508,296 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.49

(x)	Includes value of securities on loan of $11,349,438.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Interest	$4,881,199
Dividends	424,799
Securities lending (net)	15,168

Total income	5,321,166

EXPENSES
Investment management fees	473,568
Administrative fees	99,222
Custodian fees	40,776
Professional fees	29,443
Distribution fees – Class IB	18,477
Printing and mailing expenses	5,368
Trustees’ fees	1,862
Miscellaneous	9,993

Total expenses	678,709

NET INVESTMENT INCOME (LOSS)	4,642,457

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(4,292,047)
Foreign currency transactions	5,689

Net realized gain (loss)	(4,286,358)

Change in unrealized appreciation (depreciation) on:
Investments	8,492,887
Foreign currency translations	(5,811)

Net change in unrealized appreciation (depreciation)	8,487,076

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,200,718

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,843,175

See Notes to Financial Statements.

1047

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,642,457	$9,291,258
Net realized gain (loss) on investments and foreign currency transactions	(4,286,358)	(4,760,908)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	8,487,076	(7,574,664)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,843,175	(3,044,314)

DIVIDENDS:
Dividends from net investment income
Class IB	—	(789,889)
Class K	—	(8,406,302)

TOTAL DIVIDENDS:	—	(9,196,191)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 429,670 and 769,672 shares, respectively ]	3,915,414	7,707,123
Capital shares issued in reinvestment of dividends and distributions [ 0 and 88,534 shares, respectively ]	—	789,889
Capital shares repurchased [ (289,048) and (2,786,374) shares, respectively ]	(2,667,099)	(28,339,424)

Total Class IB transactions	1,248,315	(19,842,412)

Class K
Capital shares sold [ 1,899,366 and 2,551,963 shares, respectively ]	17,519,713	25,653,076
Capital shares issued in reinvestment of dividends and distributions [ 0 and 942,908 shares, respectively ]	—	8,406,302
Capital shares repurchased [ (298,278) and (3,809,986) shares, respectively ]	(2,730,470)	(38,644,349)

Total Class K transactions	14,789,243	(4,584,971)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	16,037,558	(24,427,383)

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,880,733	(36,667,888)
NET ASSETS:
Beginning of period	147,078,031	183,745,919

End of period (a)	$171,958,764	$147,078,031

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,614,923	$(27,534)

See Notes to Financial Statements.

1048

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,		February 8, 2013* to December 31, 2013
Class IB		2015	2014
Net asset value, beginning of period	$8.99	$9.87	$10.10	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.26	0.56	0.55	0.52
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.24	(0.86)	(0.37)	0.11

Total from investment operations	0.50	(0.30)	0.18	0.63

Less distributions:
Dividends from net investment income	—	(0.58)	(0.41)	(0.51)
Distributions from net realized gains	—	—	— #	(0.02)

Total dividends and distributions	—	(0.58)	(0.41)	(0.53)

Net asset value, end of period	$9.49	$8.99	$9.87	$10.10

Total return (b)	5.56%	(3.02)%	1.86%	6.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,276	$13,208	$33,545	$27,055
Ratio of expenses to average net assets:
After waivers (a)(f)	1.09%	1.08%	1.18%	1.20%
Before waivers (a)(f)	1.09%	1.09%	1.18%	1.32%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	5.65%	5.58%	5.30%	5.69	%(l)
Before waivers (a)(f)	5.65%	5.58%	5.30%	5.57	%(l)
Portfolio turnover rate (z)^	43%	98%	75%	84%

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,		February 8, 2013* to December 31, 2013
Class K		2015	2014
Net asset value, beginning of period	$8.98	$9.87	$10.10	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.27	0.59	0.58	0.55
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.24	(0.88)	(0.37)	0.11

Total from investment operations	0.51	(0.29)	0.21	0.66

Less distributions:
Dividends from net investment income	—	(0.60)	(0.44)	(0.54)
Distributions from net realized gains	—	—	— #	(0.02)

Total dividends and distributions	—	(0.60)	(0.44)	(0.56)

Net asset value, end of period	$9.49	$8.98	$9.87	$10.10

Total return (b)	5.68%	(2.87)%	2.13%	6.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$156,683	$133,870	$150,201	$34,974
Ratio of expenses to average net assets:
After waivers (a)(f)	0.84%	0.84%	0.92%	0.95%
Before waivers (a)(f).	0.84%	0.85%	0.92%	1.07%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	5.90%	5.86%	5.55%	5.95	%(l)
Before waivers (a)(f)	5.90%	5.86%	5.55%	5.83	%(l)
Portfolio turnover rate (z)^	43%	98%	75%	84%

See Notes to Financial Statements.

1049

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1050

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Government Securities	87.8%
Exchange Traded Fund	10.5
Repurchase Agreements	2.4
Investment Companies	2.1
Financials	0.5
Energy	0.1
Cash and Other	(3.4)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$1,026.26	$3.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.36	3.54
Class IB
Actual	1,000.00	1,025.44	3.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.36	3.54
Class K
Actual	1,000.00	1,027.24	2.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.60	2.29

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.70%, 0.70% and 0.45%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1051

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.6%)
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Petroleos Mexicanos
2.378%, 4/15/25	$4,234,500	$4,358,994
2.460%, 12/15/25	4,750,000	4,886,688

		9,245,682

Total Energy		9,245,682

Financials (0.5%)
Diversified Financial Services (0.5%)
National Credit Union Administration Guaranteed Notes
3.450%, 6/12/21	280,000	308,450
Private Export Funding Corp.
1.875%, 7/15/18	10,250,000	10,446,974
4.375%, 3/15/19	280,000	305,134
2.250%, 3/15/20 (x)	10,000,000	10,385,877
2.300%, 9/15/20	2,500,000	2,604,273
2.050%, 11/15/22	10,325,000	10,563,231
3.550%, 1/15/24	5,979,000	6,735,983
3.250%, 6/15/25	2,500,000	2,771,065

Total Financials		44,120,987

Total Corporate Bonds		53,366,669

Government Securities (87.8%)
Foreign Governments (0.9%)
Kingdom of Jordan
3.000%, 6/30/25	6,301,000	6,836,585
Republic of Ukraine
1.844%, 5/16/19	10,763,000	11,052,524
1.847%, 5/29/20	22,531,000	23,179,893
State of Israel
5.500%, 4/26/24	27,579,000	35,001,626

		76,070,628

U.S. Government Agencies (47.3%)
Federal Farm Credit Bank
0.800%, 8/4/17	10,000,000	10,000,177
1.000%, 9/25/17	5,000,000	5,022,707
0.810%, 9/28/17	5,000,000	5,000,470
1.150%, 10/10/17	10,000,000	10,066,337
0.730%, 10/13/17	15,000,000	14,996,869
0.710%, 10/20/17	15,000,000	14,995,776
0.820%, 12/12/17	10,000,000	9,998,864
1.125%, 12/18/17	10,000,000	10,067,259
0.750%, 2/16/18	10,000,000	10,007,925
1.100%, 3/14/18	10,000,000	10,066,535
0.930%, 4/13/18	5,000,000	4,999,321
0.750%, 4/18/18	20,000,000	19,999,216
1.100%, 6/1/18	20,000,000	20,132,688
0.875%, 6/13/18	5,000,000	5,009,973
1.300%, 12/14/18	10,000,000	10,115,688
1.000%, 1/7/19	5,000,000	4,997,051
1.270%, 1/28/19	10,000,000	10,004,240
1.150%, 2/22/19	10,000,000	10,020,127
1.030%, 4/5/19	5,000,000	4,995,334
1.170%, 5/16/19	5,000,000	5,012,185
1.125%, 6/21/19	40,000,000	40,359,016
1.080%, 7/5/19	5,000,000	4,993,598
1.400%, 2/24/20	$10,000,000	$10,030,237
1.420%, 6/29/20	5,000,000	5,020,112
1.540%, 12/14/20	5,000,000	5,023,864
1.620%, 4/20/21	5,000,000	5,021,410
1.550%, 5/17/21	5,000,000	5,017,850
1.620%, 6/14/21	5,000,000	5,025,860
1.500%, 7/6/21	5,000,000	5,013,666
1.680%, 1/5/22	5,000,000	5,005,149
1.875%, 4/12/22	10,000,000	10,045,013
1.830%, 6/15/22	5,000,000	5,022,223
1.750%, 7/5/22	5,000,000	5,004,397
2.050%, 10/5/22	5,000,000	5,018,526
2.000%, 5/16/23	5,000,000	5,007,813
Federal Home Loan Bank
1.250%, 7/28/17	10,000,000	10,007,369
0.750%, 8/28/17	80,000,000	80,129,344
2.250%, 9/8/17	1,850,000	1,882,019
0.625%, 10/26/17	30,000,000	29,998,758
5.000%, 11/17/17	30,000,000	31,753,002
1.000%, 12/19/17	70,750,000	71,082,766
1.375%, 3/9/18	25,000,000	25,274,267
0.875%, 3/19/18 (x)	50,000,000	50,136,680
1.125%, 4/25/18	70,000,000	70,557,004
4.750%, 6/8/18	1,850,000	1,991,755
1.150%, 6/22/18	10,000,000	10,013,740
0.875%, 6/29/18	50,000,000	50,203,390
1.500%, 3/8/19	10,000,000	10,171,786
1.875%, 3/8/19	32,600,000	33,484,438
5.375%, 5/15/19	1,850,000	2,085,724
1.625%, 6/14/19	30,000,000	30,678,045
4.125%, 12/13/19	450,000	497,032
1.875%, 3/13/20	20,000,000	20,617,554
4.125%, 3/13/20	4,650,000	5,177,898
1.830%, 7/29/20	20,000,000	20,563,598
2.875%, 9/11/20	10,000,000	10,711,513
4.625%, 9/11/20	9,500,000	10,859,485
1.700%, 10/19/20	10,000,000	10,104,059
5.250%, 12/11/20	9,815,000	11,543,182
1.375%, 2/18/21	30,000,000	30,355,830
1.750%, 3/12/21	20,000,000	20,481,656
1.875%, 6/7/21	20,000,000	20,041,976
5.625%, 6/11/21	1,850,000	2,238,355
2.625%, 12/10/21	9,825,000	10,493,129
2.250%, 3/11/22	5,000,000	5,250,839
5.375%, 9/30/22	5,370,000	6,630,895
2.875%, 6/14/24	10,000,000	10,907,381
2.875%, 9/13/24	10,000,000	10,894,690
2.750%, 12/13/24	10,000,000	10,798,967
Federal Home Loan Mortgage Corp.
0.750%, 7/14/17	70,000,000	70,087,234
1.000%, 7/25/17	4,650,000	4,670,487
1.000%, 7/28/17	30,950,000	31,075,075
5.500%, 8/23/17	16,800,000	17,744,501
1.000%, 9/29/17	69,300,000	69,607,720
0.875%, 10/6/17	10,000,000	10,000,000
0.750%, 10/27/17	10,000,000	10,014,542
5.125%, 11/17/17	47,548,000	50,452,042
0.850%, 11/24/17	5,000,000	5,002,390
1.000%, 12/15/17	50,000,000	50,255,190
0.750%, 1/12/18	50,000,000	50,052,930
1.500%, 2/22/18	5,000,000	5,008,207
1.050%, 2/26/18	20,000,000	20,019,092

See Notes to Financial Statements.

1052

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
1.100%, 2/26/18	$10,000,000	$10,010,064
0.875%, 3/7/18	70,000,000	70,192,612
1.050%, 4/11/18	5,000,000	5,012,802
1.000%, 4/13/18	10,000,000	10,001,913
1.050%, 4/26/18	5,250,000	5,252,145
1.000%, 4/27/18	5,000,000	5,007,671
1.050%, 4/27/18	5,000,000	5,002,115
1.100%, 5/7/18	5,000,000	5,003,115
1.050%, 5/10/18	10,000,000	10,018,473
1.000%, 5/11/18	5,000,000	5,001,417
1.050%, 5/17/18	10,000,000	10,006,495
1.000%, 5/25/18	10,000,000	10,015,503
1.050%, 5/25/18	5,000,000	5,003,750
1.250%, 5/25/18	15,000,000	15,025,761
4.875%, 6/13/18	48,000,000	51,818,899
1.060%, 6/22/18	15,000,000	15,013,044
1.000%, 6/29/18	10,000,000	10,017,715
1.250%, 6/29/18	5,000,000	5,008,394
1.150%, 9/14/18	10,000,000	10,013,727
1.125%, 10/11/18	6,897,000	6,897,852
1.200%, 10/29/18	20,000,000	20,047,864
1.250%, 10/29/18	10,000,000	10,044,610
1.200%, 11/16/18	5,000,000	5,003,844
1.300%, 1/11/19	10,000,000	10,002,736
1.250%, 1/29/19	5,000,000	5,001,898
1.300%, 2/26/19	10,000,000	10,011,181
1.350%, 2/26/19	20,000,000	20,025,900
3.750%, 3/27/19	47,550,000	51,321,395
1.125%, 4/15/19	30,000,000	30,260,457
1.300%, 4/29/19	5,000,000	5,001,584
1.290%, 5/3/19	5,000,000	5,002,710
1.375%, 5/17/19	10,000,000	10,010,198
1.350%, 5/24/19	5,000,000	5,010,307
1.750%, 5/30/19 (x)	48,650,000	49,990,721
2.000%, 7/30/19	200,000	206,622
1.250%, 8/1/19	71,000,000	71,954,787
1.250%, 10/2/19	70,500,000	71,304,567
1.350%, 11/26/19	5,000,000	5,003,610
1.375%, 5/1/20	100,000,000	101,541,110
1.330%, 12/30/20	5,000,000	4,997,192
1.700%, 6/30/21	5,000,000	5,010,015
2.375%, 1/13/22	85,000,000	90,051,185
Federal National Mortgage Association
1.070%, 7/28/17	10,000,000	10,003,578
0.875%, 8/28/17	37,250,000	37,303,688
1.000%, 9/20/17 (x)	30,000,000	30,141,756
2.000%, 9/26/17	5,000,000	5,015,041
1.000%, 9/27/17	12,500,000	12,552,163
0.875%, 10/26/17	50,000,000	50,161,880
0.900%, 11/7/17	20,000,000	20,009,390
0.875%, 12/20/17	50,000,000	50,202,865
1.000%, 12/28/17	25,000,000	25,017,488
1.030%, 1/30/18	10,000,000	10,003,360
0.875%, 2/8/18	50,000,000	50,167,720
0.875%, 3/28/18	30,000,000	30,088,311
0.875%, 5/21/18	35,000,000	35,114,590
1.125%, 5/25/18	25,000,000	25,017,768
1.125%, 7/20/18 (x)	40,000,000	40,351,684
1.875%, 9/18/18	40,000,000	41,010,888
1.250%, 10/17/18	2,000,000	2,000,355
1.125%, 10/19/18 (x)	50,000,000	50,464,425
1.625%, 10/26/18	10,000,000	10,028,135
1.100%, 10/29/18	$5,000,000	$5,000,954
1.160%, 10/29/18	10,000,000	10,003,662
1.625%, 11/27/18	60,000,000	61,249,656
1.125%, 12/14/18	30,000,000	30,265,803
1.250%, 12/28/18	1,000,000	1,000,586
1.375%, 1/28/19	45,000,000	45,662,643
1.750%, 1/30/19	2,350,000	2,404,420
1.875%, 2/19/19	50,000,000	51,369,840
1.625%, 2/22/19	10,000,000	10,050,096
1.000%, 2/26/19	50,000,000	50,240,920
1.250%, 2/26/19	15,000,000	15,013,672
1.375%, 4/11/19	10,000,000	10,018,097
1.250%, 4/26/19	5,000,000	5,008,260
2.000%, 4/26/19	5,000,000	5,019,874
1.625%, 5/10/19	5,000,000	5,015,245
1.250%, 5/16/19	5,000,000	5,009,139
1.750%, 5/17/19	5,000,000	5,018,427
1.400%, 6/13/19	5,000,000	5,014,114
1.750%, 6/20/19	50,000,000	51,317,115
1.250%, 6/28/19	5,000,000	5,011,017
1.750%, 9/12/19	50,000,000	51,411,350
(Zero Coupon), 10/9/19	31,625,000	30,379,196
1.500%, 10/17/19	10,000,000	10,004,124
1.330%, 10/24/19	5,000,000	5,063,662
1.350%, 10/28/19	5,000,000	5,008,253
1.750%, 11/26/19	50,000,000	51,397,425
1.750%, 12/13/19	5,000,000	5,021,734
1.630%, 1/10/20	20,000,000	20,004,218
1.625%, 1/21/20	30,000,000	30,738,231
1.700%, 3/27/20	2,000,000	2,048,416
1.500%, 6/22/20	50,000,000	50,944,485
1.750%, 11/25/20	5,000,000	5,007,857
1.500%, 11/30/20	40,000,000	40,669,556
1.875%, 12/28/20	29,703,000	30,705,904
1.375%, 2/26/21 (x)	40,000,000	40,458,416
1.650%, 4/28/21	10,000,000	10,025,523
1.250%, 5/6/21	50,000,000	50,177,040
2.200%, 10/25/22	16,000,000	16,014,998
2.625%, 9/6/24	50,000,000	53,767,965
2.125%, 4/24/26	44,485,000	45,735,460
Financing Corp.
9.400%, 2/8/18	930,000	1,059,190
9.650%, 11/2/18	1,950,000	2,348,826
8.600%, 9/26/19	380,000	472,736
Tennessee Valley Authority
5.500%, 7/18/17	1,850,000	1,945,476
3.875%, 2/15/21	3,345,000	3,745,695
1.875%, 8/15/22	12,000,000	12,299,548
2.875%, 9/15/24	20,000,000	21,590,416
6.750%, 11/1/25	15,779,000	22,063,121

		3,827,310,418

U.S. Treasuries (39.6%)
U.S. Treasury Bonds
8.875%, 8/15/17	3,250,000	3,551,609
9.125%, 5/15/18	2,800,000	3,247,330
9.000%, 11/15/18	2,800,000	3,354,394
8.875%, 2/15/19	9,300,000	11,294,233
8.125%, 8/15/19	2,800,000	3,437,738
8.500%, 2/15/20	1,850,000	2,358,082
8.750%, 5/15/20	2,800,000	3,638,360
8.750%, 8/15/20	6,500,000	8,568,955

See Notes to Financial Statements.

1053

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
7.875%, 2/15/21	$2,800,000	$3,672,211
8.125%, 5/15/21	3,250,000	4,352,366
8.000%, 11/15/21	2,800,000	3,812,101
7.125%, 2/15/23	2,000,000	2,753,164
6.250%, 8/15/23	1,000,000	1,340,664
U.S. Treasury Notes
0.875%, 7/15/17	25,000,000	25,092,773
0.625%, 7/31/17	25,000,000	25,027,345
2.375%, 7/31/17	22,100,000	22,538,546
0.875%, 8/15/17	25,000,000	25,094,970
4.750%, 8/15/17	8,850,000	9,265,190
1.875%, 8/31/17	25,650,000	26,045,146
1.000%, 9/15/17	25,000,000	25,134,887
0.625%, 9/30/17	25,000,000	25,025,512
1.875%, 9/30/17	23,300,000	23,682,607
0.750%, 10/31/17	25,000,000	25,063,233
1.875%, 10/31/17	20,200,000	20,548,765
4.250%, 11/15/17	23,750,000	24,946,777
0.625%, 11/30/17	25,000,000	25,021,485
0.875%, 11/30/17	20,000,000	20,086,036
0.750%, 12/31/17	25,000,000	25,068,238
1.000%, 12/31/17	20,000,000	20,128,126
2.750%, 12/31/17	4,200,000	4,335,249
0.750%, 1/31/18	25,000,000	25,071,168
0.875%, 1/31/18	20,000,000	20,094,532
2.625%, 1/31/18	19,550,000	20,177,070
3.500%, 2/15/18	18,650,000	19,526,130
0.750%, 2/28/18	30,000,000	30,087,012
2.750%, 2/28/18	13,500,000	13,984,233
0.750%, 3/31/18	20,000,000	20,056,250
2.875%, 3/31/18	5,600,000	5,821,375
0.625%, 4/30/18	25,000,000	25,018,555
2.625%, 4/30/18	4,650,000	4,822,104
3.875%, 5/15/18	4,650,000	4,938,922
1.000%, 5/31/18	25,000,000	25,195,557
2.375%, 5/31/18	13,500,000	13,957,669
1.375%, 6/30/18	20,000,000	20,305,860
2.375%, 6/30/18	20,000,000	20,704,296
1.375%, 7/31/18	25,000,000	25,394,530
2.250%, 7/31/18	5,150,000	5,325,020
4.000%, 8/15/18	5,600,000	6,007,531
1.500%, 8/31/18	22,850,000	23,285,578
1.375%, 9/30/18	20,000,000	20,332,812
1.750%, 10/31/18	18,650,000	19,125,720
3.750%, 11/15/18	20,000,000	21,467,774
1.250%, 11/30/18	20,000,000	20,285,742
1.375%, 11/30/18	14,000,000	14,243,632
1.375%, 12/31/18	18,650,000	18,980,564
1.500%, 12/31/18	30,000,000	30,621,093
1.125%, 1/15/19	14,000,000	14,158,731
1.250%, 1/31/19	18,650,000	18,926,108
1.500%, 1/31/19	25,000,000	25,523,437
2.750%, 2/15/19	23,750,000	25,034,913
1.375%, 2/28/19	14,000,000	14,255,254
1.500%, 2/28/19	20,000,000	20,431,446
1.500%, 3/31/19	25,000,000	25,563,965
1.625%, 3/31/19	20,000,000	20,504,102
1.250%, 4/30/19	14,000,000	14,219,843
1.625%, 4/30/19	40,000,000	41,024,608
3.125%, 5/15/19	20,500,000	21,914,580
1.500%, 5/31/19	30,000,000	30,679,395
1.625%, 6/30/19	30,000,000	30,806,250
0.875%, 7/31/19	$23,300,000	$23,397,841
1.625%, 7/31/19	35,000,000	35,948,829
3.625%, 8/15/19	14,900,000	16,229,360
1.625%, 8/31/19	40,000,000	41,090,236
1.000%, 9/30/19	5,000,000	5,037,793
1.750%, 9/30/19	25,000,000	25,782,960
1.500%, 10/31/19	40,000,000	40,934,376
3.375%, 11/15/19	31,700,000	34,448,365
1.500%, 11/30/19	35,000,000	35,814,502
1.625%, 12/31/19	35,000,000	35,971,043
1.250%, 1/31/20	55,000,000	55,807,813
1.375%, 1/31/20	2,000,000	2,038,613
3.625%, 2/15/20	24,450,000	26,907,655
1.375%, 2/29/20	35,000,000	35,660,695
1.125%, 3/31/20	20,000,000	20,204,882
1.375%, 3/31/20	50,000,000	50,946,290
1.375%, 4/30/20	30,000,000	30,566,310
3.500%, 5/15/20	28,400,000	31,216,982
1.375%, 5/31/20	20,000,000	20,368,946
1.500%, 5/31/20	50,000,000	51,164,550
1.625%, 6/30/20	25,000,000	25,710,450
1.625%, 7/31/20	50,000,000	51,419,920
2.625%, 8/15/20	13,000,000	13,897,940
1.375%, 8/31/20	50,000,000	50,922,365
2.125%, 8/31/20	10,000,000	10,488,574
1.375%, 9/30/20	25,000,000	25,455,078
1.375%, 10/31/20	25,000,000	25,453,613
1.750%, 10/31/20	30,000,000	31,008,984
2.625%, 11/15/20	23,750,000	25,446,596
1.625%, 11/30/20	40,000,000	41,171,876
2.000%, 11/30/20	25,000,000	26,123,290
1.750%, 12/31/20	50,000,000	51,722,170
2.375%, 12/31/20	25,000,000	26,538,817
1.375%, 1/31/21	25,000,000	25,442,140
2.125%, 1/31/21	30,000,000	31,544,823
3.625%, 2/15/21	35,000,000	39,170,264
1.125%, 2/28/21	25,000,000	25,176,515
2.000%, 2/28/21	25,000,000	26,154,052
1.250%, 3/31/21	25,000,000	25,293,212
2.250%, 3/31/21	5,000,000	5,290,967
1.375%, 4/30/21	40,000,000	40,692,968
2.250%, 4/30/21	30,000,000	31,752,831
3.125%, 5/15/21	14,300,000	15,732,793
1.375%, 5/31/21	30,000,000	30,543,456
1.125%, 6/30/21	25,000,000	25,132,813
2.250%, 7/31/21	25,000,000	26,491,700
2.125%, 9/30/21	25,000,000	26,346,435
1.875%, 11/30/21	15,000,000	15,620,068
1.500%, 1/31/22	35,000,000	35,711,280
1.750%, 3/31/22	20,000,000	20,668,750
1.750%, 4/30/22	25,000,000	25,835,938
1.625%, 8/15/22	30,000,000	30,765,819
1.750%, 9/30/22	25,000,000	25,794,677
1.875%, 10/31/22	25,000,000	25,981,445
1.625%, 11/15/22	10,000,000	10,236,523
2.000%, 11/30/22	10,000,000	10,466,309
2.125%, 12/31/22	35,000,000	36,899,706
1.750%, 1/31/23	20,000,000	20,615,624
2.000%, 2/15/23	40,000,000	41,901,952
1.750%, 5/15/23	25,000,000	25,789,308
2.500%, 8/15/23	30,000,000	32,503,710
2.750%, 11/15/23	15,000,000	16,536,914

See Notes to Financial Statements.

1054

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
2.750%, 2/15/24	$20,000,000	$22,080,274
2.500%, 5/15/24	10,000,000	10,862,891
2.375%, 8/15/24	20,000,000	21,529,688
2.250%, 11/15/24	20,000,000	21,334,960
2.000%, 2/15/25	20,000,000	20,923,242
2.125%, 5/15/25	20,000,000	21,125,000
2.000%, 8/15/25	20,000,000	20,906,836
2.250%, 11/15/25	20,000,000	21,337,500
1.625%, 2/15/26	40,000,000	40,451,952
1.625%, 5/15/26	25,000,000	25,306,640

		3,206,209,142

Total Government Securities		7,109,590,188

Total Long-Term Debt Securities (88.4%) (Cost $7,016,781,747)		7,162,956,857

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(10.5%)
iShares® Barclays 1-3 Year Treasury Bond ETF (x)	4,288,450	365,890,554
iShares® Barclays 3-7 Year Treasury Bond ETF (x)	1,306,067	166,327,632
iShares® Barclays 7-10 Year Treasury Bond ETF (x)	2,813,450	317,835,447

Total Investment Companies (10.5%) (Cost $798,559,134)		850,053,633

SHORT-TERM INVESTMENTS:
Investment Company (2.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	169,311,500	169,311,500

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.4%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $6,900,086, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $7,038,001. (xx)	$6,900,000	6,900,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $4,500,051, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $4,590,007. (xx)	$4,500,000	$4,500,000
Deutsche Bank Securities, Inc., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $18,652,890, collateralized by various Common Stocks; total market value $20,517,925. (xx)	18,652,657	18,652,657
HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $8,500,090, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-2/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $8,670,176. (xx)	8,500,000	8,500,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $1,568,869, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $1,600,228. (xx)	1,568,851	1,568,851
Natixis, 0.530%, dated 6/30/16, due 7/1/16, repurchase price $5,000,074, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 3/31/18-11/15/22, U.S. Government Agency Securities, ranging from 0.792%-6.500%, maturing 10/25/39-6/16/48 ; total market value $5,100,526. (xx)	5,000,000	5,000,000

See Notes to Financial Statements.

1055

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 0.600%, dated 6/30/16, due 7/1/16, repurchase price $14,728,414, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50 ; total market value $15,022,982. (xx)	$14,728,169	$14,728,169
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $35,000,467, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-2.500%, maturing 1/31/18-2/15/46; total market value $35,700,482. (xx)	35,000,000	35,000,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $15,000,200, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $15,300,207. (xx)	15,000,000	15,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/6/16, repurchase price $10,000,667, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.750%, maturing 10/31/17-8/15/42; total market value $10,200,000. (xx)	10,000,000	10,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $7,800,087, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $7,956,000. (xx)	7,800,000	7,800,000
RBC Capital Markets, 0.420%, dated 6/30/16, due 7/1/16, repurchase price $12,000,140, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-4.500%, maturing 8/1/26-3/1/46; total market value $12,240,000. (xx)	12,000,000	12,000,000
RBS Securities, Inc., 0.400%, dated 6/30/16, due 7/5/16, repurchase price $10,000,556, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-6.125%, maturing 2/28/17-5/15/44; total market value $10,200,194. (xx)	$10,000,000	$10,000,000
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $8,180,089, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $8,343,618. (xx)	8,180,000	8,180,000
Societe Generale S.A., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $30,000,333, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 10/31/16-2/15/46; total market value $30,600,001. (xx)	30,000,000	30,000,000
Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $5,000,233, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 12/8/16-2/15/37; total market value $5,100,001. (xx)	5,000,000	5,000,000

Total Repurchase Agreements		192,829,677

Total Short-Term Investments (4.5%) (Cost $362,141,177)		362,141,177

Total Investments (103.4%) (Cost $8,177,482,058)		8,375,151,667
Other Assets Less Liabilities (-3.4%)		(275,003,304)

Net Assets (100%)		$8,100,148,363

(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $188,979,222. This was secured by collateral of $192,829,677 which was received as cash and subsequently invested in short-term investments currently valued at $192,829,677, as reported in the Portfolio of Investment.

See Notes to Financial Statements.

1056

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Energy	$—	$9,245,682	$—	$9,245,682
Financials	—	44,120,987	—	44,120,987
Government Securities
Foreign Governments	—	76,070,628	—	76,070,628
U.S. Government Agencies	—	3,827,310,418	—	3,827,310,418
U.S. Treasuries	—	3,206,209,142	—	3,206,209,142
Investment Companies
Exchange Traded Funds (ETFs)	850,053,633	—	—	850,053,633
Short-Term Investments
Investment Companies	169,311,500	—	—	169,311,500
Repurchase Agreements	—	192,829,677	—	192,829,677

Total Assets	$1,019,365,133	$7,355,786,534	$—	$8,375,151,667

Total Liabilities	$—	$—	$—	$—

Total	$1,019,365,133	$7,355,786,534	$—	$8,375,151,667

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$6,900,000	$—	$6,900,000	$(6,900,000)	$—
Deutsche Bank AG	4,500,000	—	4,500,000	(4,500,000)	—
Deutsche Bank Securities, Inc.	18,652,657	—	18,652,657	(18,652,657)	—
HSBC Securities, Inc.	8,500,000	—	8,500,000	(8,500,000)	—
Merrill Lynch PFS, Inc.	1,568,851	—	1,568,851	(1,568,851)	—
Natixis	69,728,169	—	69,728,169	(69,728,169)	—
Nomura Securities Co., Ltd.	17,800,000	—	17,800,000	(17,800,000)	—
RBC Capital Markets	12,000,000	—	12,000,000	(12,000,000)	—
RBS Securities, Inc.	18,180,000	—	18,180,000	(18,180,000)	—
Societe Generale S.A.	35,000,000	—	35,000,000	(35,000,000)	—

Total	$192,829,677	$—	$192,829,677	$(192,829,677)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

See Notes to Financial Statements.

1057

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,589,981,671
Long-term U.S. government debt securities	773,706,212

$2,363,687,883

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,594,334,999
Long-term U.S. government debt securities	748,581,953

$2,342,916,952

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$197,179,823
Aggregate gross unrealized depreciation	(540,926)

Net unrealized appreciation	$196,638,897

Federal income tax cost of investments	$8,178,512,770

See Notes to Financial Statements.

1058

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $7,984,652,381)	$8,182,321,990
Repurchase Agreements (Cost $192,829,677)	192,829,677
Due from Custodian	29,473,982
Dividends, interest and other receivables	26,682,745
Receivable from Separate Accounts for Trust shares sold	1,881,102
Receivable for securities sold	284,214
Security lending income receivable	41,084
Other assets	102,046

Total assets	8,433,616,840

LIABILITIES
Payable on return of securities loaned	192,829,677
Payable for securities purchased	135,057,966
Payable to Separate Accounts for Trust shares redeemed	2,339,987
Investment management fees payable	2,220,573
Administrative fees payable	665,117
Distribution fees payable – Class IB	84,183
Distribution fees payable – Class IA	31,055
Trustees’ fees payable	17,529
Accrued expenses	222,390

Total liabilities	333,468,477

NET ASSETS	$8,100,148,363

Net assets were comprised of:
Paid in capital	$7,859,034,264
Accumulated undistributed net investment income (loss)	35,928,797
Accumulated undistributed net realized gain (loss) on investments	7,515,693
Net unrealized appreciation (depreciation) on investments	197,669,609

Net assets	$8,100,148,363

Class IA
Net asset value, offering and redemption price per share, $152,263,080 / 14,439,255 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.55

Class IB
Net asset value, offering and redemption price per share, $412,318,836 / 39,330,360 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.48

Class K
Net asset value, offering and redemption price per share, $7,535,566,447 / 713,764,573 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.56

(x)	Includes value of securities on loan of $188,979,222.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Interest	$50,477,964
Dividends	4,441,197
Securities lending (net)	73,085

Total income	54,992,246

EXPENSES
Investment management fees	13,633,238
Administrative fees	4,088,430
Distribution fees – Class IB	504,398
Printing and mailing expenses	280,896
Distribution fees – Class IA	186,062
Professional fees	107,817
Trustees’ fees	99,242
Custodian fees	79,846
Miscellaneous	83,520

Total expenses	19,063,449

NET INVESTMENT INCOME (LOSS)	35,928,797

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	8,205,045
Net change in unrealized appreciation (depreciation) on investments	170,237,834

NET REALIZED AND UNREALIZED GAIN (LOSS)	178,442,879

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$214,371,676

See Notes to Financial Statements.

1059

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$35,928,797	$65,964,907
Net realized gain (loss) on investments	8,205,045	8,799,313
Net change in unrealized appreciation (depreciation) on investments	170,237,834	(20,513,184)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	214,371,676	54,251,036

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(899,124)
Class IB	—	(2,442,783)
Class K	—	(62,799,292)

	—	(66,141,199)

Distributions from net realized capital gains
Class IA	—	(168,070)
Class IB	—	(459,451)
Class K	—	(8,306,459)

	—	(8,933,980)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(75,075,179)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,243,290 and 1,606,249 shares, respectively ]	12,969,860	16,663,887
Capital shares issued in reinvestment of dividends and distributions [ 0 and 103,623 shares, respectively ]	—	1,067,194
Capital shares repurchased [ (1,228,955) and (2,522,317) shares, respectively ]	(12,821,880)	(26,178,259)

Total Class IA transactions	147,980	(8,447,178)

Class IB
Capital shares sold [ 4,876,134 and 5,685,388 shares, respectively ]	50,532,511	58,712,599
Capital shares issued in reinvestment of dividends and distributions [ 0 and 283,456 shares, respectively ]	—	2,902,234
Capital shares repurchased [ (4,681,991) and (8,439,654) shares, respectively ]	(48,546,902)	(87,138,333)

Total Class IB transactions	1,985,609	(25,523,500)

Class K
Capital shares sold [ 191,588,772 and 61,294,754 shares, respectively ]	1,996,234,482	636,775,218
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,905,389 shares, respectively ]	—	71,105,751
Capital shares repurchased [ (189,371,548) and (77,316,989) shares, respectively ]	(1,973,216,803)	(804,297,577)

Total Class K transactions	23,017,679	(96,416,608)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	25,151,268	(130,387,286)

TOTAL INCREASE (DECREASE) IN NET ASSETS	239,522,944	(151,211,429)
NET ASSETS:
Beginning of period	7,860,625,419	8,011,836,848

End of period (a)	$8,100,148,363	$7,860,625,419

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$35,928,797	—

See Notes to Financial Statements.

1060

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
		2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.28	$10.31	$10.20	$10.40	$10.36	$9.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.06	0.04	0.02	0.02	0.13
Net realized and unrealized gain (loss) on investments	0.24	(0.02)	0.12	(0.20)	0.09	0.42

Total from investment operations	0.27	0.04	0.16	(0.18)	0.11	0.55

Less distributions:
Dividends from net investment income	—	(0.06)	(0.04)	(0.02)	(0.03)	(0.07)
Distributions from net realized gains	—	(0.01)	(0.01)	—	(0.04)	—

Total dividends and distributions	—	(0.07)	(0.05)	(0.02)	(0.07)	(0.07)

Net asset value, end of period	$10.55	$10.28	$10.31	$10.20	$10.40	$10.36

Total return (b)	2.63%	0.43%	1.58%	(1.70)%	1.02%	5.54%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$152,263	$148,253	$157,069	$170,350	$193,913	$213,969
Ratio of expenses to average net assets (a)(f)	0.70%	0.70%	0.71%	0.72%	0.72%	0.47%
Ratio of net investment income (loss) to average net assets (a)(f)	0.66%	0.59%	0.42%	0.23%	0.22%	1.32%
Portfolio turnover rate (z)^	29%	39%	31%	40%	68%	33%

Class IB	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
		2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.22	$10.25	$10.14	$10.34	$10.30	$9.82

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.06	0.04	0.02	0.02	0.10
Net realized and unrealized gain (loss) on investments	0.23	(0.02)	0.12	(0.20)	0.09	0.42

Total from investment operations	0.26	0.04	0.16	(0.18)	0.11	0.52

Less distributions:
Dividends from net investment income	—	(0.06)	(0.04)	(0.02)	(0.03)	(0.04)
Distributions from net realized gains	—	(0.01)	(0.01)	—	(0.04)	—

Total dividends and distributions	—	(0.07)	(0.05)	(0.02)	(0.07)	(0.04)

Net asset value, end of period	$10.48	$10.22	$10.25	$10.14	$10.34	$10.30

Total return (b)	2.54%	0.43%	1.59%	(1.72)%	1.02%	5.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$412,319	$399,876	$426,394	$459,699	$536,906	$550,995
Ratio of expenses to average net assets (a)(f)	0.70%	0.70%	0.71%	0.72%	0.72%	0.72%
Ratio of net investment income (loss) to average net assets (a)(f)	0.66%	0.59%	0.42%	0.23%	0.22%	1.01%
Portfolio turnover rate (z)^	29%	39%	31%	40%	68%	33%

See Notes to Financial Statements.

1061

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				August 29, 2011* to December 31, 2011
Class K		2015	2014	2013	2012
Net asset value, beginning of period	$10.28	$10.31	$10.20	$10.40	$10.36	$10.33

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.09	0.07	0.05	0.05	0.04
Net realized and unrealized gain (loss) on investments	0.23	(0.02)	0.12	(0.20)	0.08	0.05

Total from investment operations	0.28	0.07	0.19	(0.15)	0.13	0.09

Less distributions:
Dividends from net investment income	—	(0.09)	(0.07)	(0.05)	(0.05)	(0.06)
Distributions from net realized gains	—	(0.01)	(0.01)	—	(0.04)	—

Total dividends and distributions	—	(0.10)	(0.08)	(0.05)	(0.09)	(0.06)

Net asset value, end of period	$10.56	$10.28	$10.31	$10.20	$10.40	$10.36

Total return (b)	2.72%	0.69%	1.84%	(1.46)%	1.27%	0.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,535,566	$7,312,497	$7,428,374	$7,086,384	$6,565,102	$3,705,100
Ratio of expenses to average net assets (a)(f)	0.45%	0.45%	0.46%	0.47%	0.47%	0.47%
Ratio of net investment income (loss) to average net assets (a)(f)	0.91%	0.84%	0.67%	0.48%	0.47%	1.07%
Portfolio turnover rate (z)^	29%	39%	31%	40%	68%	33%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1062

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	Market Value	% of Net Assets
Financials	$326,771,032	21.0%
Consumer Staples	207,954,371	13.4
Industrials	201,802,460	13.0
Consumer Discretionary	172,120,348	11.1
Health Care	156,669,620	10.1
Energy	111,006,026	7.1
Materials	102,744,352	6.6
Telecommunication Services	98,844,579	6.4
Information Technology	87,447,697	5.6
Utilities	64,517,626	4.1
Repurchase Agreements	24,644,704	1.6
Investment Companies	13,249,684	0.8
Cash and Other	(12,904,819)	(0.8)

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$958.43	$3.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.94	3.96
Class IB
Actual	1,000.00	958.99	3.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.94	3.96
Class K
Actual	1,000.00	960.76	2.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.19	2.71

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.79%, 0.79% and 0.54%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1063

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (10.0%)
Abacus Property Group (REIT)	42,011	$99,261
Aconex Ltd.*	24,707	129,756
Adelaide Brighton Ltd.	67,520	282,102
AGL Energy Ltd.	102,344	1,476,921
ALS Ltd.	74,151	274,020
Altium Ltd.	17,510	84,802
Alumina Ltd.	370,950	362,725
Amcor Ltd.	176,061	1,969,017
AMP Ltd.	449,636	1,745,297
Ansell Ltd.	23,367	319,361
APA Group	169,402	1,173,410
APN News & Media Ltd.*	25,638	77,400
APN Outdoor Group Ltd.	25,891	133,758
ARB Corp., Ltd.	10,428	130,719
Ardent Leisure Group	66,552	93,860
Aristocrat Leisure Ltd.	91,015	940,445
Asaleo Care Ltd.	56,153	88,348
Asciano Ltd.	148,276	981,805
ASX Ltd.	29,427	1,007,654
Aurizon Holdings Ltd.	311,941	1,129,973
AusNet Services	253,574	311,147
Austal Ltd.†	47,015	43,304
Australia & New Zealand Banking Group Ltd.	443,529	8,086,864
Australian Agricultural Co., Ltd.*	53,178	70,637
Australian Pharmaceutical Industries Ltd.	53,557	67,461
Automotive Holdings Group Ltd.	35,047	98,847
Aveo Group	59,258	140,867
Bank of Queensland Ltd.	57,128	455,084
Beach Energy Ltd.	214,028	98,977
Bega Cheese Ltd.	23,028	97,538
Bellamy’s Australia Ltd. (x)	11,547	88,600
Bendigo & Adelaide Bank Ltd.	70,181	509,031
BHP Billiton Ltd.	487,861	6,948,551
BHP Billiton plc	359,453	4,521,411
Blackmores Ltd.	1,952	192,871
BlueScope Steel Ltd.	85,926	412,024
Boral Ltd.	113,042	529,715
Brambles Ltd.	240,021	2,227,189
Breville Group Ltd.	13,951	78,423
Brickworks Ltd.	11,576	124,586
BT Investment Management Ltd.	25,174	149,862
Burson Group Ltd.	36,228	149,818
BWP Trust (REIT)	74,013	201,548
Caltex Australia Ltd.	39,649	947,270
carsales.com Ltd.	33,637	310,690
Challenger Ltd.	85,749	556,656
Charter Hall Group (REIT)	50,798	192,586
Charter Hall Retail REIT (REIT)	50,323	179,299
CIMIC Group Ltd.	15,216	407,510
Cleanaway Waste Management Ltd.	235,502	141,705
Coca-Cola Amatil Ltd.	80,303	495,575
Cochlear Ltd.	8,595	779,579
Commonwealth Bank of Australia	260,677	$14,628,634
Computershare Ltd.	77,409	533,199
Corporate Travel Management Ltd.	11,437	121,010
Costa Group Holdings Ltd.	36,610	74,840
Cover-More Group Ltd. (x)	47,122	42,966
Credit Corp. Group Ltd.	7,085	63,707
Cromwell Property Group (REIT) (x)	194,306	147,426
Crown Resorts Ltd.	57,580	544,788
CSL Ltd.	69,551	5,847,987
CSR Ltd.	77,706	212,931
Dexus Property Group (REIT)	145,965	985,747
Domino’s Pizza Enterprises Ltd.	9,593	490,405
Downer EDI Ltd.	66,090	189,694
DUET Group	369,872	692,248
DuluxGroup Ltd.	57,868	273,562
Eclipx Group Ltd. (x)	36,126	99,030
Estia Health Ltd.	25,046	86,996
Evolution Mining Ltd.	149,501	260,621
Fairfax Media Ltd.	360,507	252,549
FlexiGroup Ltd. (x)	40,941	53,439
Flight Centre Travel Group Ltd. (x)	8,727	207,028
Forge Group Ltd. (b)*†	11,894	—
Fortescue Metals Group Ltd. (x)	258,640	696,131
G8 Education Ltd. (x)	56,409	160,872
Gateway Lifestyle	42,123	90,377
Genworth Mortgage Insurance Australia Ltd.	36,290	75,011
Goodman Group (REIT) (x)	239,518	1,276,779
GPT Group (REIT)	272,849	1,103,746
GrainCorp Ltd., Class A	27,945	180,896
Greencross Ltd.	15,075	76,435
Growthpoint Properties Australia Ltd. (REIT)	28,080	66,172
GUD Holdings Ltd.	13,332	91,205
GWA Group Ltd.	40,584	63,707
Harvey Norman Holdings Ltd.	91,372	316,786
Healthscope Ltd.	263,045	563,286
Iluka Resources Ltd.	63,618	311,223
Incitec Pivot Ltd.	254,728	571,181
Independence Group NL	61,370	151,691
Insurance Australia Group Ltd.	369,620	1,518,089
Investa Office Fund (REIT)	92,862	297,098
InvoCare Ltd.	16,405	161,585
IOOF Holdings Ltd. (x)	40,010	235,559
IPH Ltd.	14,152	68,337
IRESS Ltd.	19,650	160,812
iSentia Group Ltd.	29,589	77,262
Japara Healthcare Ltd.	38,249	73,401
JB Hi-Fi Ltd. (x)	15,038	271,901
LendLease Group	80,623	764,585
Link Administration Holdings Ltd.*	35,518	217,436
Macquarie Atlas Roads Group	61,052	237,023
Macquarie Group Ltd.	51,731	2,690,378
Magellan Financial Group Ltd.	19,783	331,644
Mantra Group Ltd.	45,060	117,998
Mayne Pharma Group Ltd.*	108,307	155,215

See Notes to Financial Statements.

1064

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
McMillan Shakespeare Ltd.	11,730	$120,572
Medibank Pvt Ltd.	418,664	923,496
Mesoblast Ltd. (x)*	31,711	25,531
Metcash Ltd.*	135,097	192,874
Mineral Resources Ltd.	23,748	149,334
Mirvac Group (REIT)	555,178	839,911
Monadelphous Group Ltd.	13,821	77,544
Myer Holdings Ltd. (x)	120,310	101,191
MYOB Group Ltd.	35,298	91,394
National Australia Bank Ltd.	402,127	7,725,001
National Storage REIT (REIT)	44,887	55,897
Navitas Ltd.	47,003	193,996
Newcrest Mining Ltd.*	116,043	1,995,443
Nine Entertainment Co. Holdings Ltd.	98,774	77,929
Northern Star Resources Ltd.	91,244	336,924
Nufarm Ltd.	27,325	151,593
Oil Search Ltd.	177,810	894,154
Orica Ltd.	55,975	518,580
Origin Energy Ltd.	265,073	1,157,790
Orora Ltd.	182,850	378,640
OZ Minerals Ltd.	48,503	206,259
OzForex Group Ltd.	36,856	64,602
Pact Group Holdings Ltd.	26,679	121,213
Perpetual Ltd.	7,265	224,816
Platinum Asset Management Ltd.	32,673	141,588
Premier Investments Ltd.	13,995	149,622
Primary Health Care Ltd.	67,594	200,290
Programmed Maintenance Services Ltd.	35,432	47,021
Qantas Airways Ltd.*	313,520	661,041
QBE Insurance Group Ltd.	207,500	1,628,546
Qube Holdings Ltd. (x)	151,364	250,585
Ramsay Health Care Ltd.	19,600	1,053,972
REA Group Ltd.	7,409	329,878
Regis Healthcare Ltd.	19,850	69,998
Regis Resources Ltd.	74,667	190,797
Retail Food Group Ltd.	18,705	77,697
SAI Global Ltd.	31,885	87,333
Sandfire Resources NL	24,376	96,277
Santos Ltd.	241,591	852,493
Saracen Mineral Holdings Ltd.*	119,029	127,743
Scentre Group (REIT)	809,401	2,976,979
SEEK Ltd.	52,307	596,847
Select Harvests Ltd.	10,645	54,106
Seven Group Holdings Ltd.	13,668	61,879
Seven West Media Ltd.	142,258	113,553
Shopping Centres Australasia Property Group (REIT)	108,100	184,624
Sigma Pharmaceuticals Ltd.	159,004	134,775
Sirtex Medical Ltd.	8,806	168,598
Sonic Healthcare Ltd.	62,813	1,015,372
South32 Ltd.*	808,938	945,336
Southern Cross Media Group Ltd.	100,138	93,865
Spark Infrastructure Group	255,698	467,060
Spotless Group Holdings Ltd.	161,307	136,149
St Barbara Ltd.*	74,182	163,589
Star Entertainment Grp Ltd.	118,699	480,028
Steadfast Group Ltd.	112,102	166,161
Stockland (REIT)	361,431	$1,272,954
Suncorp Group Ltd.	195,590	1,791,672
Super Retail Group Ltd.	21,595	142,156
Sydney Airport	336,910	1,750,567
Syrah Resources Ltd.*	24,968	112,383
Tabcorp Holdings Ltd.	125,650	429,605
Tassal Group Ltd.	21,896	65,500
Tatts Group Ltd.	222,072	635,401
Technology One Ltd.	30,557	118,708
Telstra Corp., Ltd.	1,858,548	7,734,627
TPG Telecom Ltd.	47,463	422,278
Transurban Group	309,443	2,775,376
Treasury Wine Estates Ltd.	112,212	776,232
Vicinity Centres (REIT)	496,671	1,235,819
Village Roadshow Ltd.	12,223	47,932
Virgin Australia International Holdings Pty Ltd. (b)*†	190,064	—
Virtus Health Ltd.	12,360	63,688
Vocus Communications Ltd.†	80,859	511,028
Wesfarmers Ltd.	170,864	5,146,085
Western Areas Ltd.	34,809	56,841
Westfield Corp. (REIT)	290,608	2,315,374
Westpac Banking Corp.	507,020	11,259,383
Whitehaven Coal Ltd.*	87,559	71,547
Woodside Petroleum Ltd.	110,140	2,232,567
Woolworths Ltd.	194,398	3,052,065
WorleyParsons Ltd. (x)	33,476	184,511

		155,651,272

Belgium (1.9%)
Anheuser-Busch InBev S.A./N.V.	219,206	28,814,550

Chile (0.0%)
Antofagasta plc (x)	60,076	373,210

Finland (0.6%)
Nokia Oyj	1,667,053	9,485,471

France (14.8%)
Air Liquide S.A.	98,386	10,310,985
Airbus Group SE	164,986	9,580,475
BNP Paribas S.A.	494,022	22,210,235
Carrefour S.A.	155,471	3,846,337
Cie de Saint-Gobain	150,030	5,743,346
Danone S.A.	174,630	12,313,626
Engie S.A.	467,809	7,549,725
Essilor International S.A.	61,845	8,231,134
L’Oreal S.A.	70,174	13,423,307
LVMH Moet Hennessy Louis Vuitton SE	77,566	11,744,820
Orange S.A.	569,609	9,304,004
Safran S.A.	100,804	6,850,922
Sanofi	334,694	28,133,692
Schneider Electric SE	168,194	9,953,917
Societe Generale S.A.	356,244	11,258,307
Total S.A.	708,150	34,148,187
Unibail-Rodamco SE (REIT)	28,305	7,415,722
Vinci S.A.	158,849	11,313,502
Vivendi S.A.	334,884	6,345,101

		229,677,344

See Notes to Financial Statements.

1065

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Germany (12.1%)
Allianz SE (Registered)	130,560	$18,601,153
BASF SE	262,398	20,017,587
Bayer AG (Registered)	236,249	23,769,531
Bayerische Motoren Werke (BMW) AG	91,598	6,713,125
Daimler AG (Registered)	284,734	16,980,320
Deutsche Bank AG (Registered)*	394,041	5,361,660
Deutsche Post AG (Registered)	273,953	7,648,383
Deutsche Telekom AG (Registered)	905,321	15,403,613
E.ON SE	571,661	5,719,265
Fresenius SE & Co. KGaA	114,641	8,447,355
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	46,011	7,689,739
SAP SE	281,336	21,029,196
Siemens AG (Registered)	229,139	23,472,556
TUI AG	80,314	911,812
Volkswagen AG (Preference) (q)	52,301	6,285,712

		188,051,007

Ireland (0.7%)
CRH plc	141,069	4,153,832
DCC plc	15,027	1,321,258
Experian plc	163,305	3,101,907
James Hardie Industries plc (CDI)	67,404	1,032,467
Paddy Power Betfair plc	13,945	1,472,245

		11,081,709

Italy (2.4%)
Assicurazioni Generali S.p.A.	386,771	4,554,068
Enel S.p.A.	2,219,327	9,870,451
Eni S.p.A.	723,655	11,683,171
Intesa Sanpaolo S.p.A.	4,107,704	7,879,099
UniCredit S.p.A.	1,675,975	3,741,208

		37,727,997

Japan (24.8%)
77 Bank Ltd.	34,000	118,343
ABC-Mart, Inc.	3,700	246,245
Accordia Golf Co., Ltd.	9,300	97,018
Acom Co., Ltd. (x)*	43,220	207,719
Adastria Co., Ltd.	3,880	152,798
ADEKA Corp.	11,400	137,592
Advantest Corp.	22,300	247,592
Aeon Co., Ltd.	86,863	1,345,716
Aeon Delight Co., Ltd.	2,800	75,849
AEON Financial Service Co., Ltd.	15,900	341,683
Aeon Mall Co., Ltd.	15,320	199,676
Ai Holdings Corp.	4,238	98,470
Aica Kogyo Co., Ltd.	9,600	218,352
Aichi Bank Ltd.	1,720	72,567
Aichi Steel Corp.	20,102	88,679
Aiful Corp.*	43,800	128,575
Ain Holdings, Inc.	2,920	225,982
Air Water, Inc.	21,000	307,466
Aisan Industry Co., Ltd.	7,700	49,432
Aisin Seiki Co., Ltd.	23,600	957,950
Ajinomoto Co., Inc.	51,000	$1,197,203
Alfresa Holdings Corp.	30,400	633,091
Alpen Co., Ltd. (x)	4,000	65,245
Alps Electric Co., Ltd.	19,900	374,846
Amada Holdings Co., Ltd.	36,000	364,009
Amano Corp.	9,930	171,685
ANA Holdings, Inc.	422,303	1,198,200
Anritsu Corp.	16,419	94,354
AOKI Holdings, Inc.	6,358	65,472
Aoyama Trading Co., Ltd.	5,200	190,366
Aozora Bank Ltd. (x)	134,000	462,986
Aplus Financial Co., Ltd.*	68,412	64,187
Ariake Japan Co., Ltd.	2,067	122,216
Asahi Glass Co., Ltd. (x)	121,000	653,942
Asahi Group Holdings Ltd.	45,700	1,474,221
Asahi Kasei Corp.	145,760	1,010,052
Asatsu-DK, Inc.	4,800	113,055
Asics Corp.	22,000	369,292
ASKUL Corp.	2,274	83,489
Astellas Pharma, Inc.	254,700	3,985,874
Autobacs Seven Co., Ltd.	12,300	173,697
Avex Group Holdings, Inc.	5,735	64,672
Azbil Corp.	9,000	264,087
Bandai Namco Holdings, Inc.	23,500	603,842
Bank of Kyoto Ltd.	47,000	286,944
Bank of the Ryukyus Ltd.	4,185	41,603
Benesse Holdings, Inc.	8,700	203,279
Bic Camera, Inc.	10,045	92,117
Bridgestone Corp. (x)	75,600	2,414,068
Brother Industries Ltd.	31,500	336,110
Calbee, Inc. (x)	10,696	444,014
Calsonic Kansei Corp.	18,507	140,263
Canon Electronics, Inc.	2,833	39,000
Canon Marketing Japan, Inc.	6,200	112,977
Canon, Inc. (x)	116,501	3,324,313
Capcom Co., Ltd.	6,158	141,537
Casio Computer Co., Ltd. (x)	24,600	351,531
Central Glass Co., Ltd.	26,000	111,432
Central Japan Railway Co.	19,155	3,390,367
Century Tokyo Leasing Corp. (x)	7,500	240,762
Chiba Bank Ltd. (x)	95,338	449,682
Chiyoda Co., Ltd.	3,062	67,335
Chiyoda Corp.	24,000	157,494
Chofu Seisakusho Co., Ltd.	3,200	77,428
Chubu Electric Power Co., Inc.	68,800	979,635
Chudenko Corp.	2,400	48,178
Chugai Pharmaceutical Co., Ltd.	24,800	881,136
Chugai Ro Co., Ltd.	19,300	40,568
Chugoku Bank Ltd.	21,000	213,562
Chugoku Electric Power Co., Inc. (x)	27,820	352,158
Citizen Holdings Co., Ltd.	35,300	171,125
CKD Corp.	9,000	66,813
Cleanup Corp.	10,500	76,970
CMK Corp.	31,223	125,604
Coca-Cola Central Japan Co., Ltd.	8,738	166,811
Coca-Cola West Co., Ltd. (x)	11,100	313,029
cocokara fine, Inc.	2,255	115,934
COLOPL, Inc.	4,411	87,249

See Notes to Financial Statements.

1066

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Colowide Co., Ltd.	5,764	$103,711
COMSYS Holdings Corp.	10,500	169,348
Concordia Financial Group Ltd.*	154,000	602,602
COOKPAD, Inc.	4,896	59,417
Cosel Co., Ltd.	4,700	47,993
Cosmos Pharmaceutical Corp.	1,165	233,661
Credit Saison Co., Ltd.	20,400	341,407
CyberAgent, Inc. (x)	6,143	368,772
Dai Nippon Printing Co., Ltd.	66,000	733,027
Daibiru Corp.	6,400	54,760
Daicel Corp.	37,000	382,678
Daido Steel Co., Ltd. (x)	39,000	132,967
Daifuku Co., Ltd.	14,100	250,307
Daihatsu Motor Co., Ltd.	28,000	363,665
Daihen Corp.	17,500	76,118
Dai-ichi Life Insurance Co., Ltd.	142,598	1,581,017
Daiichi Sankyo Co., Ltd.	76,400	1,843,495
Dai-ichi Seiko Co., Ltd.	10,364	98,003
Daiichikosho Co., Ltd. (x)	3,822	159,995
Daikin Industries Ltd.	31,100	2,591,125
Daikyo, Inc.	61,482	88,703
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	19,192	76,655
Daio Paper Corp.	10,000	108,447
Daiseki Co., Ltd.	5,400	104,071
Daishi Bank Ltd.	30,000	95,361
Daito Trust Construction Co., Ltd.	8,800	1,426,445
Daiwa House Industry Co., Ltd.	72,000	2,100,947
Daiwa Securities Group, Inc.	212,518	1,117,038
DCM Holdings Co., Ltd. (x)	13,400	114,148
DeNA Co., Ltd.	13,013	301,920
Denki Kagaku Kogyo KK	48,000	192,996
Denki Kogyo Co., Ltd.	14,500	62,799
Denso Corp.	53,461	1,878,139
Dentsu, Inc.	25,900	1,210,103
DIC Corp.	8,900	185,265
Dip Corp.	4,262	114,382
Disco Corp.	3,400	305,399
DMG Mori Co., Ltd.	17,900	171,079
Don Quijote Holdings Co., Ltd.	15,600	576,345
Doutor Nichires Holdings Co., Ltd.	5,500	95,451
Dowa Holdings Co., Ltd.	28,000	143,279
Duskin Co., Ltd.	1,323	22,229
Eagle Industry Co., Ltd.	5,758	66,681
East Japan Railway Co.	39,998	3,685,541
Ebara Corp.	59,000	324,168
Eisai Co., Ltd. (x)	27,600	1,533,486
Eizo Corp.	3,000	79,825
Electric Power Development Co., Ltd.	19,400	450,911
Enplas Corp.	1,027	27,053
euglena Co., Ltd. (x)*	9,019	125,305
Exedy Corp.	3,600	76,838
Ezaki Glico Co., Ltd.	6,500	377,923
F@N Communications, Inc.	9,152	70,569
FamilyMart Co., Ltd. (x)	8,100	492,025
FANUC Corp.	21,933	3,550,215
Fast Retailing Co., Ltd.	3,600	965,153
FCC Co., Ltd.	4,261	$68,999
FP Corp.	2,400	115,859
Fuji Co., Ltd.	3,400	81,864
Fuji Electric Co., Ltd.	67,000	281,320
Fuji Heavy Industries Ltd.	69,000	2,362,021
Fuji Kyuko Co., Ltd. (x)	8,563	119,477
Fuji Machine Manufacturing Co., Ltd.	8,042	72,502
Fuji Media Holdings, Inc.	27,600	309,284
Fuji Oil Co., Ltd.	7,100	131,363
Fuji Seal International, Inc.	2,830	99,450
Fujifilm Holdings Corp.	52,768	2,039,145
Fujikura Ltd.	31,520	144,572
Fujitsu General Ltd.	7,720	170,699
Fujitsu Ltd.	217,000	795,190
Fukuoka Financial Group, Inc.	106,000	348,626
Fukuyama Transporting Co., Ltd.	19,000	99,880
Furukawa Electric Co., Ltd.	108,000	249,005
Futaba Industrial Co., Ltd.	9,500	44,592
Fuyo General Lease Co., Ltd.	2,579	104,180
Glory Ltd.	8,900	240,311
GMO Internet, Inc.	8,424	87,262
GMO Payment Gateway, Inc.*	2,281	129,895
Goldcrest Co., Ltd.	3,120	49,071
Gree, Inc.	14,234	80,229
GS Yuasa Corp.	61,000	232,344
Gulliver International Co., Ltd. (x)	8,751	71,141
GungHo Online Entertainment, Inc. (x)	39,210	105,598
Gunma Bank Ltd.	54,000	195,776
Gunze Ltd.	24,000	67,008
H2O Retailing Corp.	9,500	127,752
Hachijuni Bank Ltd.	43,000	186,775
Hakuhodo DY Holdings, Inc.	35,770	426,621
Hamamatsu Photonics KK (x)	17,760	494,479
Hankyu Hanshin Holdings, Inc.	145,224	1,080,888
Hanwa Co., Ltd.	21,333	110,619
Haseko Corp.	32,800	327,355
Hazama Ando Corp.	19,377	106,899
Heiwa Corp.	10,800	217,882
Heiwa Real Estate Co., Ltd.	4,651	58,773
Heiwado Co., Ltd.	3,000	58,104
Hikari Tsushin, Inc.	2,400	200,584
Hino Motors Ltd. (x)	32,439	321,007
Hirose Electric Co., Ltd.	3,720	454,758
Hiroshima Bank Ltd.	73,000	243,049
HIS Co., Ltd. (x)	4,670	150,378
Hisaka Works Ltd.	5,400	44,384
Hisamitsu Pharmaceutical Co., Inc.	7,000	401,480
Hitachi Capital Corp. (x)	4,800	94,917
Hitachi Chemical Co., Ltd.	14,700	272,495
Hitachi Construction Machinery Co., Ltd.	15,400	222,965
Hitachi High-Technologies Corp.	9,800	266,936
Hitachi Koki Co., Ltd.	8,500	50,661
Hitachi Ltd.	554,778	2,306,157
Hitachi Maxell Ltd.	6,700	91,201

See Notes to Financial Statements.

1067

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Hitachi Metals Ltd.	26,990	$273,075
Hitachi Transport System Ltd.	6,300	103,049
Hitachi Zosen Corp.	19,500	93,686
Hokkaido Electric Power Co., Inc.*	25,319	203,933
Hokuetsu Kishu Paper Co., Ltd.	6,026	41,365
Hokuhoku Financial Group, Inc.	177,000	201,224
Hokuriku Electric Power Co. (x)	21,919	270,656
Hokuto Corp.	3,600	66,044
Honda Motor Co., Ltd.	193,528	4,886,362
Horiba Ltd.	5,500	240,485
Hoshizaki Electric Co., Ltd.	5,000	487,684
House Foods Group, Inc.	8,400	193,864
Hoya Corp. (x)	50,400	1,794,448
Hulic Co., Ltd.	44,679	468,436
Ibiden Co., Ltd.	13,900	156,205
IBJ Leasing Co., Ltd.	4,188	72,068
Icom, Inc.	2,600	50,809
Idec Corp.	7,600	66,850
Idemitsu Kosan Co., Ltd.	16,000	345,000
IHI Corp. (x)	183,000	490,155
Iida Group Holdings Co., Ltd.	20,786	423,373
Inaba Denki Sangyo Co., Ltd.	3,031	103,355
Inageya Co., Ltd.	6,500	85,662
Inpex Corp.	131,521	1,026,065
Internet Initiative Japan, Inc.	3,198	65,041
Iseki & Co., Ltd.	41,000	89,226
Isetan Mitsukoshi Holdings Ltd.	45,600	404,454
Isuzu Motors Ltd.	65,500	801,689
Ito En Ltd.	9,000	346,535
ITOCHU Corp.	168,400	2,046,138
Itochu Techno-Solutions Corp.	5,600	120,356
Itoham Yonekyu Holdings, Inc.*	15,000	154,100
Iwatani Corp.	26,988	152,539
Iyo Bank Ltd.	24,000	146,397
Izumi Co., Ltd.	5,300	205,089
J. Front Retailing Co., Ltd.	29,000	299,493
Jaccs Co., Ltd.	15,528	67,496
Jafco Co., Ltd.	3,600	88,867
Japan Airlines Co., Ltd.	40,953	1,314,448
Japan Airport Terminal Co., Ltd.	7,200	259,315
Japan Cash Machine Co., Ltd.	6,102	48,304
Japan Digital Laboratory Co., Ltd.	6,400	86,489
Japan Display, Inc.*	45,302	73,198
Japan Exchange Group, Inc. (x)	63,035	721,103
Japan Petroleum Exploration Co., Ltd.	5,700	114,313
Japan Post Bank Co., Ltd.	55,127	645,969
Japan Post Holdings Co., Ltd.	66,953	810,598
Japan Post Insurance Co., Ltd. (x)	6,712	137,026
Japan Pulp & Paper Co., Ltd.	20,100	64,338
Japan Radio Co., Ltd.	23,400	58,819
Japan Steel Works Ltd.	52,000	235,934
Japan Tobacco, Inc. (x)	143,339	5,742,246
JFE Holdings, Inc.	64,200	830,765
JGC Corp.	30,000	426,301
Joshin Denki Co., Ltd.	7,400	61,998
Joyo Bank Ltd.	101,000	376,487
JSR Corp.	23,500	$309,221
JTEKT Corp.	25,700	289,756
Juroku Bank Ltd.	32,000	84,565
JVC Kenwood Corp.	19,300	39,441
JX Holdings, Inc.	288,000	1,119,124
kabu.com Securities Co., Ltd.	29,820	95,916
Kadokawa Dwango*	6,440	84,350
Kaga Electronics Co., Ltd.	5,500	62,067
Kagome Co., Ltd.	8,701	229,001
Kajima Corp.	114,000	787,352
Kakaku.com, Inc.	17,876	352,390
Kaken Pharmaceutical Co., Ltd.	4,500	293,429
Kamigumi Co., Ltd.	26,000	238,902
Kanagawa Chuo Kotsu Co., Ltd.	14,700	82,810
Kandenko Co., Ltd.	13,000	105,706
Kaneka Corp.	31,000	205,343
Kanematsu Corp.	67,103	105,504
Kansai Electric Power Co., Inc.*	87,066	844,202
Kansai Paint Co., Ltd.	27,000	543,890
Kao Corp.	61,700	3,560,642
Kappa Create Co., Ltd.	5,800	72,177
Katakura Industries Co., Ltd.	7,200	79,697
Kawasaki Heavy Industries Ltd.	177,000	495,278
Kawasaki Kisen Kaisha Ltd. (x)	100,000	234,822
KDDI Corp.	216,477	6,589,846
Keihan Holdings Co., Ltd.	52,000	359,244
Keihin Corp.	5,700	87,571
Keikyu Corp. (x)	59,000	590,968
Keio Corp.	61,000	573,229
Keisei Electric Railway Co., Ltd.	33,000	423,246
Kenedix, Inc. (x)	26,600	99,302
Kewpie Corp.	13,000	411,849
Key Coffee, Inc.	4,000	73,623
Keyence Corp.	4,840	3,264,351
Kikkoman Corp. (x)	19,371	708,860
Kinden Corp.	15,000	161,462
Kinki Sharyo Co., Ltd.	13,400	32,546
Kintetsu Department Store Co., Ltd.*	28,164	93,166
Kintetsu Group Holdings Co., Ltd.	232,000	990,074
Kintetsu World Express, Inc.	5,800	69,965
Kirin Holdings Co., Ltd.	102,000	1,714,417
Kitz Corp.	19,319	91,724
Kiyo Bank Ltd.	12,600	155,677
Koa Corp.	5,800	40,963
Kobayashi Pharmaceutical Co., Ltd.	7,000	309,623
Kobe Steel Ltd.	452,000	368,008
Koito Manufacturing Co., Ltd.	13,000	594,962
Kokuyo Co., Ltd.	14,200	201,153
Komatsu Ltd.	114,300	1,985,611
Komeri Co., Ltd. (x)	4,300	111,716
Komori Corp.	7,900	87,744
Konami Corp.	9,200	348,357
Konica Minolta, Inc.	54,000	391,603
Kose Corp.	4,100	344,070
K’s Holdings Corp. (x)	14,400	267,692
Kubota Corp. (x)	109,000	1,459,879
Kumagai Gumi Co., Ltd.	32,711	92,075
Kumiai Chemical Industry Co., Ltd.	5,112	31,049

See Notes to Financial Statements.

1068

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Kurabo Industries Ltd.	39,100	$69,181
Kuraray Co., Ltd.	36,000	428,140
Kureha Corp.	24,000	83,902
Kurita Water Industries Ltd.	16,300	362,662
Kusuri No Aoki Co., Ltd.	2,026	131,181
KYB Corp. (x)	19,231	61,885
Kyocera Corp.	35,700	1,692,626
Kyoei Steel Ltd.	5,000	76,051
Kyokuto Kaihatsu Kogyo Co., Ltd.	7,569	70,777
Kyorin Holdings, Inc.	9,000	175,656
Kyoritsu Maintenance Co., Ltd.	1,335	88,658
Kyowa Exeo Corp.	9,800	121,687
Kyowa Hakko Kirin Co., Ltd.	30,000	509,517
Kyudenko Corp.	3,588	105,734
Kyushu Electric Power Co., Inc.*	52,100	519,226
Kyushu Financial Group, Inc. (x)	34,349	170,325
Lawson, Inc. (x)	9,000	713,506
Leopalace21 Corp.	22,700	158,571
Lintec Corp.	5,800	113,361
Lion Corp.	27,000	442,457
Lixil Group Corp.	33,200	545,820
M3, Inc.	20,869	722,760
Mabuchi Motor Co., Ltd.	6,900	289,684
Macnica Fuji Electronics Holdings, Inc.	7,250	74,649
Maeda Corp.	15,009	116,829
Maeda Kosen Co., Ltd.	7,188	67,188
Maeda Road Construction Co., Ltd.	10,000	169,677
Makino Milling Machine Co., Ltd.	13,507	68,479
Makita Corp.	15,365	1,013,151
Mandom Corp.	2,108	96,519
Marubeni Corp. (x)	215,000	965,141
Maruha Nichiro Corp.	5,013	135,826
Marui Group Co., Ltd. (x)	27,500	369,019
Maruichi Steel Tube Ltd.	7,800	272,021
Maruwa Co., Ltd.	2,900	84,754
Maruzen Showa Unyu Co., Ltd.	22,000	80,491
Marvelous, Inc. (x)	7,616	62,077
Matsuda Sangyo Co., Ltd.	4,000	49,271
Matsui Securities Co., Ltd.	10,900	89,660
Matsumotokiyoshi Holdings Co., Ltd.	5,900	286,540
Matsuya Co., Ltd.	7,173	49,204
Matsuya Foods Co., Ltd.	4,300	113,205
Max Co., Ltd.	6,000	68,074
Mazda Motor Corp.	73,800	988,453
Medipal Holdings Corp.	23,000	377,405
Megmilk Snow Brand Co., Ltd.	8,204	285,012
Meidensha Corp.	22,000	71,083
Meiji Holdings Co., Ltd.	15,100	1,533,103
Meitec Corp.	2,601	87,898
Mie Bank Ltd.	26,100	45,021
Minebea Co., Ltd.	37,000	249,030
Miraca Holdings, Inc.	6,996	301,483
Mirait Holdings Corp.	9,786	96,005
MISUMI Group, Inc. (x)	24,300	435,184
Mitsuba Corp.	3,235	$34,640
Mitsubishi Chemical Holdings Corp.	169,000	770,790
Mitsubishi Corp.	162,232	2,836,587
Mitsubishi Electric Corp.	232,000	2,750,865
Mitsubishi Estate Co., Ltd.	160,957	2,942,948
Mitsubishi Gas Chemical Co., Inc.	53,000	274,914
Mitsubishi Heavy Industries Ltd.	381,000	1,520,893
Mitsubishi Logistics Corp.	18,000	250,922
Mitsubishi Materials Corp.	143,000	340,613
Mitsubishi Motors Corp.	96,000	436,164
Mitsubishi Pencil Co., Ltd.	2,316	108,199
Mitsubishi Research Institute, Inc.	3,100	94,395
Mitsubishi Shokuhin Co., Ltd.	2,500	65,414
Mitsubishi Tanabe Pharma Corp.	29,000	520,160
Mitsubishi UFJ Financial Group, Inc.	1,713,613	7,638,139
Mitsubishi UFJ Lease & Finance Co., Ltd.	61,180	233,721
Mitsui & Co., Ltd.	194,120	2,298,505
Mitsui Chemicals, Inc.	119,000	434,002
Mitsui Engineering & Shipbuilding Co., Ltd. (x)	128,000	175,689
Mitsui Fudosan Co., Ltd.	112,823	2,575,518
Mitsui Home Co., Ltd.	13,400	56,517
Mitsui Mining & Smelting Co., Ltd.	97,000	160,596
Mitsui O.S.K. Lines Ltd. (x)	139,863	296,499
Mitsui Sugar Co., Ltd.	19,300	91,168
Mitsumi Electric Co., Ltd.	11,968	48,136
Miura Co., Ltd.	11,508	256,042
Miyazaki Bank Ltd.	26,800	66,517
Mizuho Financial Group, Inc.	2,993,002	4,285,019
Mizuno Corp.	15,800	73,850
Mochida Pharmaceutical Co., Ltd.	2,000	160,876
MonotaRO Co., Ltd.	8,044	263,001
Morinaga & Co., Ltd.	35,100	219,262
Morinaga Milk Industry Co., Ltd.	22,000	152,491
MOS Food Services, Inc.	4,100	116,391
MS&AD Insurance Group Holdings, Inc.	63,404	1,632,932
Murata Manufacturing Co., Ltd.	23,022	2,582,571
Musashi Seimitsu Industry Co., Ltd.	3,100	60,535
Nabtesco Corp.	14,000	334,298
Nagase & Co., Ltd.	18,000	198,068
Nagoya Railroad Co., Ltd.	84,000	471,246
Nankai Electric Railway Co., Ltd.	49,000	275,397
NEC Corp.	302,000	700,641
NEC Networks & System Integration Corp.	2,159	38,010
NET One Systems Co., Ltd.	14,580	83,765
Nexon Co., Ltd.	24,571	360,961
Next Co., Ltd.	8,504	75,748
NGK Insulators Ltd.	29,000	582,262

See Notes to Financial Statements.

1069

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
NGK Spark Plug Co., Ltd.	22,000	$331,023
NH Foods Ltd.	19,000	461,619
NHK Spring Co., Ltd.	25,000	201,740
Nichias Corp.	14,969	113,976
Nichi-iko Pharmaceutical Co., Ltd.	6,073	123,093
Nichirei Corp.	26,000	237,612
Nidec Corp.	26,042	1,965,652
Nifco, Inc. (x)	4,400	229,053
Nihon Kohden Corp.	11,800	330,637
Nihon M&A Center, Inc. (x)	3,987	257,151
Nihon Nohyaku Co., Ltd.	8,530	38,186
Nihon Parkerizing Co., Ltd.	12,170	127,441
Nihon Unisys Ltd.	7,700	94,734
Nikkon Holdings Co., Ltd.	9,000	160,934
Nikon Corp.	42,100	568,907
Nintendo Co., Ltd.	13,711	1,956,356
Nippo Corp.	6,148	104,118
Nippon Carbon Co., Ltd. (x)	22,500	42,378
Nippon Chemi-Con Corp.	35,035	42,498
Nippon Densetsu Kogyo Co., Ltd.	4,990	83,718
Nippon Electric Glass Co., Ltd.	54,000	225,254
Nippon Express Co., Ltd.	103,000	469,488
Nippon Flour Mills Co., Ltd.	17,000	132,334
Nippon Gas Co., Ltd.	1,580	34,141
Nippon Kayaku Co., Ltd.	15,000	147,918
Nippon Light Metal Holdings Co., Ltd.	52,529	115,916
Nippon Paint Holdings Co., Ltd.	18,000	442,116
Nippon Paper Industries Co., Ltd.	16,100	280,566
Nippon Sharyo Ltd.	14,000	36,647
Nippon Sheet Glass Co., Ltd.*	117,000	73,183
Nippon Shinyaku Co., Ltd.	6,000	314,298
Nippon Shokubai Co., Ltd.	4,000	228,237
Nippon Signal Co., Ltd.	8,900	69,232
Nippon Steel & Sumikin Bussan Corp.	27,116	87,171
Nippon Steel & Sumitomo Metal Corp.	102,164	1,952,236
Nippon Suisan Kaisha Ltd.	32,900	168,070
Nippon Synthetic Chemical Industry Co., Ltd.	6,785	34,336
Nippon Telegraph & Telephone Corp.	163,728	7,685,966
Nippon Television Holdings, Inc.	21,070	345,141
Nippon Thompson Co., Ltd.	11,000	33,304
Nippon Valqua Industries Ltd.	22,000	55,933
Nippon Yusen KK	216,000	378,706
Nipro Corp.	13,900	171,804
Nishimatsu Construction Co., Ltd.	29,111	135,017
Nishimatsuya Chain Co., Ltd.	7,500	105,916
Nishi-Nippon City Bank Ltd.	73,000	127,965
Nishi-Nippon Railroad Co., Ltd.	28,000	145,004
Nishio Rent All Co., Ltd.	3,963	81,489
Nissan Chemical Industries Ltd. (x)	14,000	406,639
Nissan Motor Co., Ltd. (x)	307,480	2,770,700
Nissan Shatai Co., Ltd.	13,000	$129,739
Nisshin Seifun Group, Inc.	28,825	460,759
Nisshin Steel Co., Ltd.	10,857	137,870
Nisshinbo Holdings, Inc.	12,000	108,308
Nissin Electric Co., Ltd. (x)	7,510	110,901
Nissin Foods Holdings Co., Ltd.	10,700	582,567
Nissin Kogyo Co., Ltd.	4,986	63,675
Nitori Holdings Co., Ltd.	9,250	1,109,832
Nitta Corp.	3,600	81,171
Nitto Boseki Co., Ltd.	20,312	68,276
Nitto Denko Corp.	18,000	1,135,062
Nitto Kogyo Corp.	5,056	62,426
Noevir Holdings Co., Ltd.	2,811	85,453
NOF Corp.	21,020	173,577
NOK Corp.	11,800	199,435
Nomura Holdings, Inc.	406,202	1,455,602
Nomura Real Estate Holdings, Inc.	15,900	276,646
Nomura Research Institute Ltd.	15,968	581,563
Noritake Co., Ltd.	19,900	45,170
NS Solutions Corp.	4,600	70,777
NS United Kaiun Kaisha Ltd.	28,700	36,235
NSD Co., Ltd.	6,930	109,857
NSK Ltd.	49,000	362,421
NTN Corp.	53,000	141,766
NTT Data Corp.	14,761	695,590
NTT DoCoMo, Inc.	158,293	4,259,333
NTT Urban Development Corp.	15,400	163,949
Obayashi Corp.	77,000	815,225
Obic Business Consultants Co., Ltd.	1,350	60,134
Obic Co., Ltd.	8,190	447,741
Odakyu Electric Railway Co., Ltd.	74,000	863,651
Ogaki Kyoritsu Bank Ltd.	28,000	77,292
Ohsho Food Service Corp.	2,130	76,474
Oiles Corp.	4,560	71,554
Oita Bank Ltd.	21,000	60,255
Oji Holdings Corp.	100,000	383,503
Okabe Co., Ltd.	7,367	52,276
Okamura Corp.	10,799	107,040
Okasan Securities Group, Inc.	19,000	84,433
Oki Electric Industry Co., Ltd.	108,244	143,971
Okuma Corp.	22,400	146,341
Okumura Corp.	25,000	137,597
Olympus Corp.	33,200	1,235,169
Omron Corp. (x)	26,800	868,370
Ono Pharmaceutical Co., Ltd.	51,468	2,222,498
Onward Holdings Co., Ltd.	15,000	92,936
Oracle Corp. Japan	5,000	266,117
Organo Corp.	9,300	34,878
Orient Corp.*	97,027	175,678
Oriental Land Co., Ltd. (x)	24,600	1,586,490
Orix Corp.	155,726	1,988,536
Osaka Gas Co., Ltd. (x)	235,000	899,874
OSG Corp. (x)	14,700	243,366
Otsuka Corp.	5,800	269,489
Otsuka Holdings Co., Ltd.	49,139	2,264,383
Pack Corp.	4,000	102,391
Paltac Corp.	3,800	76,901
PanaHome Corp.	13,000	102,046

See Notes to Financial Statements.

1070

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Panasonic Corp.	247,232	$2,139,188
Panasonic Industrial Devices SUNX Co., Ltd.	11,800	71,405
Paramount Bed Holdings Co., Ltd.	2,661	134,763
Parco Co., Ltd.	8,506	67,934
Paris Miki Holdings, Inc.	7,300	30,405
Park24 Co., Ltd.	10,900	373,315
Penta-Ocean Construction Co., Ltd.	29,322	154,153
PeptiDream, Inc.*	3,800	224,994
Pigeon Corp.	12,261	361,593
Pilot Corp.	4,200	180,793
Plenus Co., Ltd.	4,700	76,031
Pola Orbis Holdings, Inc.	2,748	255,910
Rakuten, Inc. (x)	106,530	1,148,990
Recruit Holdings Co., Ltd.	45,057	1,638,589
Relia, Inc.	6,150	64,075
Relo Holdings, Inc.	873	153,003
Renesas Electronics Corp.*	8,900	50,586
Rengo Co., Ltd.	21,000	135,746
Resona Holdings, Inc.	260,400	948,566
Resorttrust, Inc.	10,200	219,349
Ricoh Co., Ltd. (x)	71,000	613,537
Ricoh Leasing Co., Ltd.	2,500	63,498
Riken Corp.	16,000	49,019
Riken Vitamin Co., Ltd.	1,549	71,878
Rinnai Corp.	4,800	422,378
Rohm Co., Ltd.	11,200	439,149
Rohto Pharmaceutical Co., Ltd.	15,000	227,386
Round One Corp.	11,100	88,831
Ryobi Ltd.	18,700	77,284
Ryohin Keikaku Co., Ltd.	2,500	606,547
Saizeriya Co., Ltd.	4,200	74,792
Sakai Chemical Industry Co., Ltd.	14,100	37,959
San-A Co., Ltd.	2,121	104,145
Sanden Holdings Corp.	18,200	49,006
Sangetsu Co., Ltd.	11,200	209,180
San-In Godo Bank Ltd.	15,000	97,500
Sankyo Co., Ltd.	7,700	287,071
Sankyu, Inc.	40,000	213,784
Sanoh Industrial Co., Ltd.	7,800	41,521
Sanrio Co., Ltd.	6,400	113,717
Santen Pharmaceutical Co., Ltd.	44,800	698,655
Sanwa Holdings Corp. (x)	31,000	280,171
Sanyo Chemical Industries Ltd.	9,400	73,009
Sanyo Electric Railway Co., Ltd.	24,625	120,287
Sanyo Shokai Ltd.	18,600	34,833
Sapporo Holdings Ltd. (x)	10,400	300,031
Sawai Pharmaceutical Co., Ltd.	4,400	339,029
SBI Holdings, Inc.	29,097	287,697
Screen Holdings Co., Ltd. (x)	25,000	271,164
SCSK Corp.	6,300	234,054
Secom Co., Ltd.	23,400	1,727,193
Sega Sammy Holdings, Inc.	27,471	294,932
Seibu Holdings, Inc.	21,536	363,619
Seiko Epson Corp.	37,200	594,468
Seiko Holdings Corp.	20,878	62,415
Seino Holdings Co., Ltd.	16,000	146,189
Seiren Co., Ltd.	9,500	89,425
Sekisui Chemical Co., Ltd.	51,000	$625,138
Sekisui House Ltd.	80,000	1,392,123
Sekisui Jushi Corp.	7,100	100,892
Senshu Ikeda Holdings, Inc.	18,340	68,300
Seven & i Holdings Co., Ltd.	88,279	3,685,586
Seven Bank Ltd.	99,354	306,762
Sharp Corp. (x)*	192,000	205,696
Shiga Bank Ltd.	22,000	93,914
Shikoku Electric Power Co., Inc.	20,885	245,923
Shimachu Co., Ltd.	6,100	132,438
Shimadzu Corp.	28,000	416,725
Shimamura Co., Ltd.	2,500	369,038
Shimano, Inc.	8,797	1,333,227
Shimizu Corp.	80,000	744,736
Shimojima Co., Ltd.	5,300	52,806
Shinagawa Refractories Co., Ltd.	21,703	40,361
Shin-Etsu Chemical Co., Ltd.	41,814	2,439,087
Shin-Etsu Polymer Co., Ltd.	11,000	64,015
Shinko Electric Industries Co., Ltd.	8,500	41,343
Shinsei Bank Ltd.	228,000	329,064
Shionogi & Co., Ltd.	32,800	1,783,832
Ship Healthcare Holdings, Inc.	4,518	139,457
Shiseido Co., Ltd.	44,900	1,157,689
Shizuoka Bank Ltd. (x)	68,000	477,818
Sho-Bond Holdings Co., Ltd. (x)	2,683	121,472
Shochiku Co., Ltd.	19,000	196,992
Showa Denko KK (x)	17,500	164,253
Showa Shell Sekiyu KK	30,300	281,538
Sintokogio Ltd.	7,500	55,927
SKY Perfect JSAT Holdings, Inc.	18,341	84,354
Skylark Co., Ltd. (x)	7,890	99,421
SMC Corp.	6,700	1,634,340
SMK Corp.	16,209	55,410
SoftBank Group Corp.	120,229	6,801,950
Sohgo Security Services Co., Ltd.	8,100	398,101
Sojitz Corp.	154,100	363,252
Sompo Japan Nipponkoa Holdings, Inc.	46,500	1,231,760
Sony Corp.	151,693	4,439,464
Sony Financial Holdings, Inc.	24,977	280,354
Sotetsu Holdings, Inc. (x)	50,000	279,583
Square Enix Holdings Co., Ltd.	10,400	335,085
St. Marc Holdings Co., Ltd.	2,948	88,966
Stanley Electric Co., Ltd.	16,900	358,893
Star Micronics Co., Ltd.	6,600	69,523
Start Today Co., Ltd.	6,669	354,367
Sugi Holdings Co., Ltd.	5,000	277,032
Sumco Corp. (x)	21,300	135,467
Sumitomo Bakelite Co., Ltd.	24,000	111,050
Sumitomo Chemical Co., Ltd.	181,000	742,258
Sumitomo Corp.	141,300	1,414,145
Sumitomo Dainippon Pharma Co., Ltd.	21,398	369,391
Sumitomo Electric Industries Ltd.	90,686	1,193,666
Sumitomo Forestry Co., Ltd.	17,200	232,023
Sumitomo Heavy Industries Ltd.	66,000	288,051

See Notes to Financial Statements.

1071

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Sumitomo Metal Mining Co., Ltd.	69,000	$696,449
Sumitomo Mitsui Construction Co., Ltd.	79,018	66,431
Sumitomo Mitsui Financial Group, Inc.	171,879	4,927,817
Sumitomo Mitsui Trust Holdings, Inc.	468,071	1,514,815
Sumitomo Osaka Cement Co., Ltd.	65,000	277,972
Sumitomo Real Estate Sales Co., Ltd.	4,960	97,064
Sumitomo Realty & Development Co., Ltd.	51,880	1,400,018
Sumitomo Rubber Industries Ltd. (x)	23,600	314,282
Sumitomo Warehouse Co., Ltd.	17,000	84,264
Sundrug Co., Ltd.	4,600	427,695
Suntory Beverage & Food Ltd.	17,124	770,585
Suruga Bank Ltd.	20,000	451,622
Suzuken Co., Ltd.	11,220	352,722
Suzuki Motor Corp.	39,900	1,076,824
Sysmex Corp. (x)	17,176	1,174,072
T&D Holdings, Inc.	81,800	690,632
T.Rad Co., Ltd.	17,200	29,516
Tadano Ltd.	11,167	92,861
Taihei Dengyo Kaisha Ltd.	8,600	86,886
Taiheiyo Cement Corp.	158,000	372,380
Taikisha Ltd.	4,599	113,777
Taisei Corp.	127,000	1,035,635
Taisho Pharmaceutical Holdings Co., Ltd.	5,305	555,933
Taiyo Holdings Co., Ltd.	2,863	88,216
Taiyo Nippon Sanso Corp.	18,000	164,538
Taiyo Yuden Co., Ltd.	15,000	130,515
Takara Holdings, Inc.	18,000	164,867
Takara Standard Co., Ltd.	12,000	108,412
Takasago Thermal Engineering Co., Ltd.	7,533	88,741
Takashimaya Co., Ltd.	33,000	235,603
Takata Corp. (x)	9,100	35,267
Takeda Pharmaceutical Co., Ltd.	90,764	3,917,741
Takuma Co., Ltd.	12,205	107,842
Tamron Co., Ltd.	2,969	39,719
TDK Corp.	13,700	763,374
TechnoPro Holdings, Inc.	3,425	106,189
Teijin Ltd.	98,000	322,782
Temp Holdings Co., Ltd.	18,066	311,093
Terumo Corp.	34,100	1,445,884
THK Co., Ltd. (x)	16,300	276,576
TIS, Inc.	9,100	208,938
Toagosei Co., Ltd.	17,000	155,924
Tobu Railway Co., Ltd.	126,000	689,467
TOC Co., Ltd.	5,823	47,535
Tocalo Co., Ltd.	3,700	59,609
Toda Corp.	32,000	137,510
Toei Co., Ltd.	12,400	116,239
Toho Co., Ltd.	16,200	446,229
Toho Gas Co., Ltd.	50,000	406,796
Toho Holdings Co., Ltd.	9,200	220,948
Toho Titanium Co., Ltd.	4,066	$25,768
Tohoku Electric Power Co., Inc.	56,700	711,051
Tokai Rika Co., Ltd.	7,500	110,253
Tokai Tokyo Financial Holdings, Inc.	34,000	144,246
Tokio Marine Holdings, Inc.	87,000	2,877,898
Tokyo Broadcasting System Holdings, Inc.	17,000	227,977
Tokyo Electric Power Co., Inc.*	183,137	772,271
Tokyo Electron Ltd.	18,000	1,513,333
Tokyo Gas Co., Ltd. (x)	241,861	992,891
Tokyo Ohka Kogyo Co., Ltd.	5,100	125,016
Tokyo Seimitsu Co., Ltd.	5,489	127,175
Tokyo Steel Manufacturing Co., Ltd.	14,700	80,159
Tokyo Tatemono Co., Ltd.	27,500	328,500
Tokyotokeiba Co., Ltd.	20,593	40,316
Tokyu Corp.	129,000	1,128,070
Tokyu Fudosan Holdings Corp.	57,534	356,871
Tomy Co., Ltd.	9,500	79,449
TonenGeneral Sekiyu KK	41,000	372,303
Topcon Corp. (x)	6,848	67,168
Toppan Forms Co., Ltd.	7,000	72,035
Toppan Printing Co., Ltd.	63,000	540,081
Topre Corp.	4,434	94,069
Topy Industries Ltd.	45,211	92,489
Toray Industries, Inc.	173,000	1,470,303
Toshiba Corp.	469,000	1,281,440
Toshiba Machine Co., Ltd.	17,105	51,599
Toshiba Plant Systems & Services Corp.	6,000	97,353
Toshiba TEC Corp.	17,000	60,141
Tosoh Corp.	63,000	288,998
Totetsu Kogyo Co., Ltd.	3,407	93,557
Toto Ltd.	16,000	633,985
Toyo Engineering Corp.	14,502	47,837
Toyo Ink SC Holdings Co., Ltd.	24,000	100,291
Toyo Kohan Co., Ltd.	17,415	41,393
Toyo Seikan Group Holdings Ltd.	18,400	349,819
Toyo Suisan Kaisha Ltd.	12,000	484,807
Toyo Tire & Rubber Co., Ltd.	11,244	122,299
Toyobo Co., Ltd. (x)	121,000	227,970
Toyoda Gosei Co., Ltd.	9,300	165,299
Toyota Boshoku Corp.	8,600	178,533
Toyota Industries Corp.	19,500	771,206
Toyota Motor Corp.	266,037	13,301,004
Toyota Tsusho Corp.	24,800	532,006
Transcosmos, Inc.	4,218	119,579
Trend Micro, Inc. (x)	10,700	381,088
Trusco Nakayama Corp.	2,605	130,902
TS Tech Co., Ltd.	5,200	126,639
TSI Holdings Co., Ltd.	12,000	65,094
Tsubakimoto Chain Co.	12,965	79,539
Tsumura & Co.	9,200	248,335
Tsuruha Holdings, Inc.	4,800	576,523
Tsutsumi Jewelry Co., Ltd.	2,800	54,581
TV Asahi Holdings Corp.	6,480	104,748
Tv Tokyo Holdings Corp.	4,700	92,071
UACJ Corp.	34,970	82,428
Ube Industries Ltd.	141,000	231,935

See Notes to Financial Statements.

1072

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Ulvac, Inc.	4,000	$121,829
Unicharm Corp.	47,200	1,051,394
Unipres Corp.	4,100	65,745
United Arrows Ltd. (x)	2,708	78,352
United Super Markets Holdings, Inc.	9,129	92,996
Unitika Ltd.*	77,800	41,695
UNY Group Holdings Co., Ltd.	26,100	218,838
Ushio, Inc.	19,600	228,815
USS Co., Ltd.	31,000	508,448
Valor Holdings Co., Ltd.	5,831	154,544
Wacoal Holdings Corp. (x)	20,000	196,645
Wacom Co., Ltd.	21,153	81,973
Wakita & Co., Ltd.	9,405	61,684
Welcia Holdings Co., Ltd.	3,090	193,714
West Japan Railway Co.	21,445	1,355,468
Xebio Holdings Co., Ltd.	5,148	72,397
Yahoo! Japan Corp.	159,503	702,430
Yakult Honsha Co., Ltd. (x)	14,300	736,111
Yamada Denki Co., Ltd.	66,870	351,395
Yamagata Bank Ltd.	21,000	81,973
Yamaguchi Financial Group, Inc. (x)	23,000	216,539
Yamaha Corp.	18,200	489,148
Yamaha Motor Co., Ltd.	33,500	507,302
Yamato Holdings Co., Ltd. (x)	38,400	879,502
Yamato Kogyo Co., Ltd.	7,700	174,258
Yamazaki Baking Co., Ltd.	19,340	536,347
Yaoko Co., Ltd.	2,638	119,179
Yaskawa Electric Corp.	27,000	349,783
Yokogawa Electric Corp.	23,500	263,868
Yokohama Rubber Co., Ltd. (x)	14,820	184,757
Yoshinoya Holdings Co., Ltd. (x)	7,900	107,505
Yushin Precision Equipment Co., Ltd.	3,893	68,440
Zenkoku Hosho Co., Ltd.	5,062	182,814
Zensho Holdings Co., Ltd.	9,793	142,828
Zeon Corp.	22,000	141,849

		385,753,372

Jordan (0.1%)
Hikma Pharmaceuticals plc	23,567	777,156

Mexico (0.0%)
Fresnillo plc (x)	29,043	641,828

Netherlands (4.2%)
ASML Holding N.V.	105,810	10,488,216
ING Groep N.V. (CVA)	1,107,671	11,512,934
Koninklijke Philips N.V.	266,012	6,637,383
Royal Dutch Shell plc, Class A	716,228	19,555,465
Royal Dutch Shell plc, Class B	637,237	17,523,548

		65,717,546

New Zealand (0.1%)
a2 Milk Co., Ltd.*	62,076	81,256
Fisher & Paykel Healthcare Corp., Ltd.	19,301	138,269
Fletcher Building Ltd.	26,386	161,575
NZME Ltd.*	1	—
SKY Network Television Ltd.	23,211	$79,064
Skycity Entertainment Group Ltd.	33,733	110,423
Spark New Zealand Ltd.	34,753	87,510
Trade Me Group Ltd.	37,154	123,759

		781,856

South Africa (0.1%)
Mediclinic International plc	66,698	976,538
Mondi plc	62,584	1,166,357

		2,142,895

Spain (3.8%)
Banco Bilbao Vizcaya Argentaria S.A.	1,851,360	10,609,386
Banco Santander S.A.	4,123,760	16,055,494
Iberdrola S.A.	1,610,663	10,879,355
Industria de Diseno Textil S.A.	300,240	10,012,243
Telefonica S.A.	1,263,868	12,080,755

		59,637,233

Switzerland (0.5%)
Coca-Cola HBC AG*	33,389	673,426
Glencore plc*	1,982,879	4,051,296
Wolseley plc	42,901	2,223,353

		6,948,075

United Kingdom (21.5%)
3i Group plc	163,541	1,217,194
Admiral Group plc	33,988	927,682
Anglo American plc	222,493	2,160,622
ARM Holdings plc	240,079	3,636,227
Ashtead Group plc	85,757	1,230,710
Associated British Foods plc	59,275	2,149,200
AstraZeneca plc	214,707	12,781,297
Aviva plc	687,938	3,697,179
Babcock International Group plc	85,572	1,035,859
BAE Systems plc	538,306	3,774,551
Barclays plc	2,849,507	5,424,954
Barratt Developments plc	169,003	925,507
Berkeley Group Holdings plc	21,872	744,567
BP plc	3,144,855	18,363,862
British American Tobacco plc	317,121	20,635,216
British Land Co. plc (REIT)	174,431	1,444,493
BT Group plc	1,423,458	7,860,120
Bunzl plc	56,545	1,748,965
Burberry Group plc	75,190	1,175,359
Capita plc	112,660	1,447,028
Centrica plc	923,171	2,787,141
Compass Group plc	280,279	5,342,566
CYBG plc*	100,956	318,910
Diageo plc	428,432	11,988,048
Direct Line Insurance Group plc	233,362	1,079,175
Dixons Carphone plc	168,852	733,030
easyJet plc	42,389	615,744
GKN plc	290,842	1,046,866
GlaxoSmithKline plc	827,109	17,781,435
Hammerson plc (REIT)	133,105	972,403
Hargreaves Lansdown plc	37,031	616,226
Henderson Group plc	92,071	262,563
HSBC Holdings plc	3,370,903	21,058,218

See Notes to Financial Statements.

1073

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Imperial Brands plc	163,878	$8,896,094
Informa plc	110,588	1,083,025
InterContinental Hotels Group plc	33,562	1,247,125
International Consolidated Airlines Group S.A.	294,565	1,474,556
Intertek Group plc	27,390	1,279,029
Intu Properties plc (REIT) (x)	159,099	622,429
ITV plc	635,361	1,534,799
J Sainsbury plc	239,678	743,295
Johnson Matthey plc	32,964	1,247,842
Kingfisher plc	388,122	1,675,335
Land Securities Group plc (REIT)	133,844	1,894,261
Legal & General Group plc	1,010,337	2,618,751
Lloyds Banking Group plc	10,890,611	8,008,199
London Stock Exchange Group plc	53,116	1,799,255
Marks & Spencer Group plc	275,138	1,169,836
Merlin Entertainments plc§	120,436	715,324
National Grid plc	641,812	9,438,168
Next plc	24,612	1,646,578
Old Mutual plc	831,920	2,242,447
Pearson plc	139,444	1,818,653
Persimmon plc	52,077	1,016,244
Provident Financial plc	24,933	770,679
Prudential plc	434,018	7,393,847
Randgold Resources Ltd.	15,815	1,775,714
Reckitt Benckiser Group plc	106,967	10,761,482
RELX plc	186,481	3,436,038
Rio Tinto Ltd.	64,486	2,220,702
Rio Tinto plc	205,739	6,359,420
Rolls-Royce Holdings plc*	281,374	2,671,863
Rolls-Royce Holdings plc (b)*†	22,477,535	29,923
Royal Bank of Scotland Group plc*	556,815	1,311,369
Royal Mail plc	154,444	1,047,015
RSA Insurance Group plc	172,366	1,151,103
SABMiller plc	162,642	9,481,518
Sage Group plc	182,791	1,589,606
Schroders plc	19,312	609,805
Severn Trent plc	40,073	1,309,065
Sky plc	178,465	2,025,629
Smith & Nephew plc	152,502	2,586,345
Smiths Group plc	67,324	1,036,974
SSE plc	171,111	3,577,916
St. James’s Place plc	88,350	946,334
Standard Chartered plc	456,463	3,472,062
Standard Life plc	333,104	1,309,131
Taylor Wimpey plc	555,341	992,220
Tesco plc*	1,381,591	3,232,245
Travis Perkins plc	42,591	852,053
Unilever N.V. (CVA)	445,886	20,786,786
Unilever plc	205,224	9,843,998
United Utilities Group plc	116,069	1,616,227
Vodafone Group plc	4,519,573	13,758,448
Whitbread plc (x)	31,058	1,451,645
Wm Morrison Supermarkets plc (x)	367,335	921,420
Worldpay Group plc*§	224,028	815,441
WPP plc	220,463	4,577,410

		334,875,595

United States (0.8%)
Carnival plc	31,071	$1,379,447
Iron Mountain, Inc.	8,228	324,521
News Corp., Class B	7,882	92,850
ResMed, Inc.	91,305	567,317
Shire plc	149,314	9,194,680
Sims Metal Management Ltd.	25,450	150,238

		11,709,053

Total Common Stocks (98.4%) (Cost $1,617,545,958)		1,529,847,169

	Number of Rights	Value (Note 1)
RIGHTS:
Australia (0.0%)
Mayne Pharma Group Ltd., expiring 7/15/16*	62,784	30,041
National Storage, expiring 7/15/16*	13,466	901

Total Rights (0.0%) (Cost $15,849)		30,942

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	13,249,684	13,249,684

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.6%)
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $6,644,782, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $6,777,599. (xx)	$6,644,704	6,644,704
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/6/16, repurchase price $10,000,667, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.750%, maturing 10/31/17-8/15/42; total market value $10,200,000. (xx)	10,000,000	10,000,000
RBS Securities, Inc., 0.400%, dated 6/30/16, due 7/5/16, repurchase price $5,000,278, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-6.125%, maturing 2/28/17-5/15/44; total market value $5,100,097. (xx)	5,000,000	5,000,000

See Notes to Financial Statements.

1074

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $3,000,140, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 12/8/16-2/15/37; total market value $3,060,001. (xx)	$3,000,000	$3,000,000

Total Repurchase Agreements		24,644,704

Total Short-Term Investments (2.4%) (Cost $37,894,388)		37,894,388

Total Investments (100.8%) (Cost $1,655,456,195)		1,567,772,499
Other Assets Less Liabilities (-0.8%)		(12,904,819)

Net Assets (100%)		$1,554,867,680

*	Non-income producing.
†	Securities (totaling $584,255 or 0.0% of net assets) held at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2016, the market value of these securities amounted to $1,530,765 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $24,933,682. This was secured by collateral of $24,644,704 which was received as cash and subsequently invested in short-term investments currently valued at $24,644,704, as reported in the Portfolio of Investments, and $1,735,830 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 7/28/16 - 5/15/45.

Glossary:

CDI	— Chess Depositary Interest
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

Sector Weightings as of June 30, 2016	Market Value	% of Net Assets
Financials	$326,771,032	21.0%
Consumer Staples	207,954,371	13.4
Industrials	201,802,460	13.0
Consumer Discretionary	172,120,348	11.1
Health Care	156,669,620	10.1
Energy	111,006,026	7.1
Materials	102,744,352	6.6
Telecommunication Services	98,844,579	6.4
Information Technology	87,447,697	5.6
Utilities	64,517,626	4.1
Repurchase Agreements	24,644,704	1.6
Investment Companies	13,249,684	0.8
Cash and Other	(12,904,819)	(0.8)

		100.0%

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index	207	September-16	$6,562,387	$6,558,456	$(3,931)
FTSE 100 Index	37	September-16	2,912,256	3,163,483	251,227
SPI 200 Index	24	September-16	2,283,404	2,316,156	32,752
TOPIX Index	48	September-16	6,005,081	5,789,377	(215,704)

					$64,344

See Notes to Financial Statements.

1075

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EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$172,120,348	$—	$172,120,348
Consumer Staples	—	207,954,371	—	207,954,371
Energy	—	111,006,026	—	111,006,026
Financials	—	326,771,032	—	326,771,032
Health Care	—	156,639,579	—	156,639,579
Industrials	—	201,728,332	73,227	201,801,559
Information Technology	—	87,447,697	—	87,447,697
Materials	—	102,744,352	—	102,744,352
Telecommunication Services	—	98,333,551	511,028	98,844,579
Utilities	—	64,517,626	—	64,517,626
Futures	283,979	—	—	283,979
Rights
Health Care	—	30,041	—	30,041
Industrials	—	901	—	901
Short-Term Investments
Investment Companies	13,249,684	—	—	13,249,684
Repurchase Agreements	—	24,644,704	—	24,644,704

Total Assets	$13,533,663	$1,553,938,560	$584,255	$1,568,056,478

Liabilities:
Futures	$(219,635)	$—	$—	$(219,635)

Total Liabilities	$(219,635)	$—	$—	$(219,635)

Total	$13,314,028	$1,553,938,560	$584,255	$1,567,836,843

(a)	Securities with a market value of $554,331 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$283,979	*

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(219,635	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1076

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EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Foreign exchange contracts	$—
Equity contracts	(449,156)

Total	$(449,156)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$(309,506)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $14,407,000 during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Merrill Lynch PFS, Inc.	$6,644,704	$—	$6,644,704	$(6,644,704)	$—
Nomura Securities Co., Ltd.	10,000,000	—	10,000,000	(10,000,000)	—
RBS Securities, Inc.	5,000,000	—	5,000,000	(5,000,000)	—
Societe Generale S.A.	3,000,000	—	3,000,000	(3,000,000)	—

Total	$24,644,704	$—	$24,644,704	$(24,644,704)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$53,094,803
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$78,019,457

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$269,234,835
Aggregate gross unrealized depreciation	(367,771,266)

Net unrealized depreciation	$(98,536,431)

Federal income tax cost of investments	$1,666,308,930

See Notes to Financial Statements.

1077

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $1,630,811,491)	$1,543,127,795
Repurchase Agreements (Cost $24,644,704)	24,644,704
Cash	1,574,000
Foreign cash (Cost $4,331,537)	4,324,593
Cash held as collateral at broker	4,650,000
Dividends, interest and other receivables	6,563,887
Receivable for securities sold	807,853
Security lending income receivable	82,415
Receivable from Separate Accounts for Trust shares sold	78,407
Other assets	17,688

Total assets	1,585,871,342

LIABILITIES
Payable on return of securities loaned	24,644,704
Due to broker for futures variation margin	2,899,578
Payable for securities purchased	1,669,272
Payable to Separate Accounts for Trust shares redeemed	738,613
Investment management fees payable	515,816
Distribution fees payable – Class IB	155,737
Administrative fees payable	130,334
Distribution fees payable – Class IA	117,778
Trustees’ fees payable	5,749
Accrued expenses	126,081

Total liabilities	31,003,662

NET ASSETS	$1,554,867,680

Net assets were comprised of:
Paid in capital	$2,335,030,447
Accumulated undistributed net investment income (loss)	23,948,719
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(716,186,010)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(87,925,476)

Net assets	$1,554,867,680

Class IA
Net asset value, offering and redemption price per share, $568,841,466 / 70,492,805 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.07

Class IB
Net asset value, offering and redemption price per share, $750,032,431 / 94,386,176 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.95

Class K
Net asset value, offering and redemption price per share, $235,993,783 / 29,220,544 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.08

(x)	Includes value of securities on loan of $24,933,682.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends (net of $4,003,421 foreign withholding tax)	$34,842,987
Interest	209,631
Securities lending (net)	142,567

Total income	35,195,185

EXPENSES
Investment management fees	3,133,256
Distribution fees – Class IB	948,453
Administrative fees	792,163
Distribution fees – Class IA	714,924
Custodian fees	138,481
Professional fees	56,299
Printing and mailing expenses	54,144
Trustees’ fees	19,467
Miscellaneous	21,702

Total expenses	5,878,889

NET INVESTMENT INCOME (LOSS)	29,316,296

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(4,648,323)
Futures	(449,156)
Foreign currency transactions	465,329

Net realized gain (loss)	(4,632,150)

Change in unrealized appreciation (depreciation) on:
Investments	(92,635,891)
Futures	(309,506)
Foreign currency translations	(105,048)

Net change in unrealized appreciation (depreciation)	(93,050,445)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(97,682,595)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(68,366,299)

See Notes to Financial Statements.

1078

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EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015 (ag)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$29,316,296	$42,791,667
Net realized gain (loss) on investments, futures and foreign currency transactions	(4,632,150)	(14,806,405)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(93,050,445)	(68,375,359)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(68,366,299)	(40,390,097)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(15,324,633)
Class IB	—	(20,458,094)
Class K	—	(6,794,437)

TOTAL DIVIDENDS:	—	(42,577,164)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,165,134 and 2,782,522 shares, respectively ]	9,312,627	25,432,554
Capital shares issued in connection with merger (Note 8) [ 0 and 477,423 shares, respectively ]	—	4,645,024
Capital shares issued in reinvestment of dividends [ 0 and 1,843,178 shares, respectively ]	—	15,324,633
Capital shares repurchased [ (3,118,711) and (6,988,763) shares, respectively ]	(25,103,205)	(63,527,858)

Total Class IA transactions	(15,790,578)	(18,125,647)

Class IB
Capital shares sold [ 3,261,876 and 12,800,801 shares, respectively ]	25,812,879	116,020,451
Capital shares issued in reinvestment of dividends [ 0 and 2,498,719 shares, respectively ]	—	20,458,094
Capital shares repurchased [ (7,261,320) and (9,412,288) shares, respectively ]	(57,494,948)	(83,743,854)

Total Class IB transactions	(31,682,069)	52,734,691

Class K
Capital shares sold [ 1,219,283 and 11,787,414 shares, respectively ]	9,535,208	106,631,712
Capital shares issued in reinvestment of dividends [ 0 and 817,673 shares, respectively ]	—	6,794,437
Capital shares repurchased [ (1,327,306) and (1,096,201) shares, respectively ]	(10,577,843)	(10,026,008)

Total Class K transactions	(1,042,635)	103,400,141

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(48,515,282)	138,009,185

TOTAL INCREASE (DECREASE) IN NET ASSETS	(116,881,581)	55,041,924
NET ASSETS:
Beginning of period	1,671,749,261	1,616,707,337

End of period (a)	$1,554,867,680	$1,671,749,261

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$23,948,719	$(5,367,577)

(ag) On May 22, 2015, this Portfolio received, through a merger transaction, the assets and liabilities of the EQ/International ETF Portfolio. Information prior to the period ended May 22, 2015 represents the results of operations of the EQ/International Equity Index Portfolio (Note 8).

See Notes to Financial Statements.

1079

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (AG)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Class IA			2015	2014	2013		2012	2011
Net asset value, beginning of period	$8.42		$8.82	$9.79	$8.24		$7.30	$8.60

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	###	0.22	0.30	0.20	##	0.21	0.26
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.50)		(0.40)	(0.97)	1.56		0.97	(1.30)

Total from investment operations	(0.35)		(0.18)	(0.67)	1.76		1.18	(1.04)

Less distributions:
Dividends from net investment income	—		(0.22)	(0.30)	(0.21)		(0.24)	(0.26)

Net asset value, end of period	$8.07		$8.42	$8.82	$9.79		$8.24	$7.30

Total return (b)	(4.16)%		(2.05)%	(6.90)%	21.43%		16.22%	(11.98)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$568,841		$609,682	$655,835	$750,077		$672,396	$659,391
Ratio of expenses to average net assets (a)(f)	0.79%		0.78%	0.79%	0.79%		0.79%	0.53%
Ratio of net investment income (loss) to average net assets (a)(f)	3.71	%(dd)	2.39%	3.05%	2.18	%(aa)	2.74%	3.06%
Portfolio turnover rate (z)^	3%		6%	8%	9%		5%	65%

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Class IB			2015	2014	2013		2012	2011
Net asset value, beginning of period	$8.29		$8.69	$9.64	$8.11		$7.19	$8.47

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	###	0.21	0.29	0.19	##	0.21	0.23
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.49)		(0.40)	(0.95)	1.54		0.95	(1.27)

Total from investment operations	(0.34)		(0.19)	(0.66)	1.73		1.16	(1.04)

Less distributions:
Dividends from net investment income	—		(0.21)	(0.29)	(0.20)		(0.24)	(0.24)

Net asset value, end of period	$7.95		$8.29	$8.69	$9.64		$8.11	$7.19

Total return (b)	(4.10)%		(2.12)%	(6.85)%	21.48%		16.14%	(12.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$750,032		$815,348	$803,688	$879,975		$715,496	$681,113
Ratio of expenses to average net assets (a)(f)	0.79%		0.78%	0.79%	0.79%		0.79%	0.78%
Ratio of net investment income (loss) to average net assets (a)(f)	3.70	%(ee)	2.38%	3.04%	2.15	%(bb)	2.75%	2.75%
Portfolio turnover rate (z)^	3%		6%	8%	9%		5%	65%

See Notes to Financial Statements.

1080

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,					August 26, 2011* to December 31, 2011
Class K			2015	2014	2013		2012
Net asset value, beginning of period	$8.41		$8.82	$9.79	$8.24		$7.30	$7.68

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16	###	0.25	0.32	0.22	##	0.24	0.06
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.49)		(0.42)	(0.97)	1.56		0.97	(0.18)

Total from investment operations	(0.33)		(0.17)	(0.65)	1.78		1.21	(0.12)

Less distributions:
Dividends from net investment income	—		(0.24)	(0.32)	(0.23)		(0.27)	(0.26)

Net asset value, end of period	$8.08		$8.41	$8.82	$9.79		$8.24	$7.30

Total return (b)	(3.92)%		(1.91)%	(6.65)%	21.73%		16.52%	(1.49)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$235,994		$246,719	$157,184	$142,652		$140,323	$226,542
Ratio of expenses to average net assets (a)(f)	0.54%		0.53%	0.54%	0.54%		0.54%	0.54%
Ratio of net investment income (loss) to average net assets (a)(f)	3.97	%(ff)	2.71%	3.29%	2.43	%(cc)	3.09%	2.38%
Portfolio turnover rate (z)^	3%		6%	8%	9%		5%	65%
*	Commencement of Operations.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.16, $0.15 and $0.18 for Class IA, Class IB and K respectively.
###	Includes income resulting from special dividend. Without this dividend the per share income amounts would be $0.08, $0.08 and $0.09 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes income resulting from a special dividend. Without this dividend, the income ratio for Class IA would be 1.75%.
(ag)	On May 22, 2015, this Portfolio received, through a merger transaction, the assets and liabilities of the EQ/International ETF Portfolio. Information prior to the period ended May 22, 2015 represents the results of operations of the EQ/International Equity Index Portfolio.
(bb)	Includes income resulting from a special dividend. Without this dividend, the income ratio for Class IB would be 1.72%.
(cc)	Includes income resulting from a special dividend. Without this dividend, the income ratio for Class C would be 2.00%.
(dd)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 1.97% for income.
(ee)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 1.97% for income.
(ff)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 2.23% for income.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1081

EQ/INVESCO COMSTOCK PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Financials	28.7%
Energy	16.7
Consumer Discretionary	14.7
Information Technology	12.2
Health Care	11.1
Industrials	6.3
Consumer Staples	3.2
Materials	2.3
Telecommunication Services	1.4
Utilities	0.9
Investment Companies	0.2
Cash and Other	2.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$999.27	$4.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.89	5.02
Class IB
Actual	1,000.00	999.28	4.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.89	5.02
Class K
Actual	1,000.00	1,000.00	3.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.13	3.77

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.00%, 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1082

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (14.7%)
Auto Components (2.0%)
Johnson Controls, Inc.	86,346	$3,821,674

Automobiles (1.7%)
General Motors Co.	113,085	3,200,306

Hotels, Restaurants & Leisure (2.6%)
Carnival Corp.	114,190	5,047,198

Leisure Products (0.3%)
Mattel, Inc.	20,998	657,027

Media (6.0%)
CBS Corp. (Non-Voting), Class B	18,620	1,013,673
Charter Communications, Inc., Class A*	5,544	1,267,580
Comcast Corp., Class A	55,106	3,592,360
Time Warner, Inc.	12,980	954,549
Twenty-First Century Fox, Inc., Class B	79,625	2,169,781
Viacom, Inc., Class B	61,291	2,541,738

		11,539,681

Multiline Retail (1.8%)
Kohl’s Corp.	36,487	1,383,587
Target Corp.	30,613	2,137,400

		3,520,987

Specialty Retail (0.3%)
Advance Auto Parts, Inc.	3,960	640,055

Total Consumer Discretionary		28,426,928

Consumer Staples (3.2%)
Beverages (0.5%)
Coca-Cola Co.	21,453	972,464

Food & Staples Retailing (1.6%)
CVS Health Corp.	9,902	948,018
Wal-Mart Stores, Inc.	30,608	2,234,996

		3,183,014

Food Products (0.4%)
Mondelez International, Inc., Class A	16,923	770,166

Personal Products (0.7%)
Unilever N.V. (N.Y. Shares)	26,700	1,253,298

Total Consumer Staples		6,178,942

Energy (16.7%)
Energy Equipment & Services (2.3%)
Halliburton Co.	48,709	2,206,031
Noble Corp. plc	4,317	35,572
Weatherford International plc*	413,368	2,294,192

		4,535,795

Oil, Gas & Consumable Fuels (14.4%)
BP plc (ADR)	104,800	3,721,448
Canadian Natural Resources Ltd.	56,054	1,729,411
Chevron Corp.	34,120	3,576,800
Devon Energy Corp.	79,149	2,869,151
Hess Corp.	41,255	2,479,425

Marathon Oil Corp.	58,102	$872,111
Occidental Petroleum Corp.	26,389	1,993,953
PrairieSky Royalty Ltd.	1,121	21,275
QEP Resources, Inc.	96,249	1,696,870
Royal Dutch Shell plc (ADR), Class A	79,753	4,403,961
Suncor Energy, Inc.	165,323	4,584,407

		27,948,812

Total Energy		32,484,607

Financials (28.7%)
Banks (17.1%)
Bank of America Corp.	403,609	5,355,892
Citigroup, Inc.	206,725	8,763,073
Citizens Financial Group, Inc.	69,337	1,385,353
Fifth Third Bancorp	152,053	2,674,612
JPMorgan Chase & Co.	122,714	7,625,448
PNC Financial Services Group, Inc.	35,678	2,903,832
U.S. Bancorp	19,276	777,401
Wells Fargo & Co.	76,559	3,623,538

		33,109,149

Capital Markets (4.7%)
Bank of New York Mellon Corp.	56,620	2,199,687
Goldman Sachs Group, Inc.	11,000	1,634,380
Morgan Stanley	99,765	2,591,895
State Street Corp.	49,471	2,667,476

		9,093,438

Consumer Finance (1.3%)
Ally Financial, Inc.*	145,723	2,487,491

Insurance (5.6%)
Aflac, Inc.	41,313	2,981,146
Allstate Corp.	43,163	3,019,252
American International Group, Inc.	39,184	2,072,442
MetLife, Inc.	70,115	2,792,680

		10,865,520

Total Financials		55,555,598

Health Care (11.1%)
Biotechnology (1.1%)
Biogen, Inc.*	7,160	1,731,431
Gilead Sciences, Inc.	5,539	462,064

		2,193,495

Health Care Equipment & Supplies (0.9%)
Medtronic plc	20,199	1,752,667

Health Care Providers & Services (1.9%)
Anthem, Inc.	15,734	2,066,504
Express Scripts Holding Co.*	20,694	1,568,605

		3,635,109

Pharmaceuticals (7.2%)
AbbVie, Inc.	23,539	1,457,299
Merck & Co., Inc.	53,019	3,054,425
Novartis AG (ADR)	24,181	1,995,174

See Notes to Financial Statements.

1083

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Pfizer, Inc.	121,657	$4,283,543
Sanofi S.A. (ADR)	74,660	3,124,521

		13,914,962

Total Health Care		21,496,233

Industrials (6.3%)
Aerospace & Defense (1.3%)
Textron, Inc.	64,933	2,373,951

Electrical Equipment (1.1%)
Emerson Electric Co.	41,719	2,176,063

Industrial Conglomerates (1.5%)
General Electric Co.	93,148	2,932,299

Machinery (2.4%)
Caterpillar, Inc.	44,666	3,386,129
Ingersoll-Rand plc	20,173	1,284,617

		4,670,746

Total Industrials		12,153,059

Information Technology (12.2%)
Communications Equipment (2.7%)
Cisco Systems, Inc.	180,758	5,185,947

Internet Software & Services (1.7%)
eBay, Inc.*	112,193	2,626,438
Yahoo!, Inc.*	15,882	596,528

		3,222,966

IT Services (0.7%)
PayPal Holdings, Inc.*	36,770	1,342,473

Semiconductors & Semiconductor Equipment (1.7%)
Intel Corp.	96,728	3,172,678
QUALCOMM, Inc.	3,768	201,852

		3,374,530

Software (3.4%)
Citrix Systems, Inc.*	16,548	1,325,329
Microsoft Corp.	58,820	3,009,820
Symantec Corp.	112,430	2,309,312

		6,644,461

Technology Hardware, Storage & Peripherals (2.0%)
HP, Inc.	86,430	1,084,696
NetApp, Inc.	115,507	2,840,317

		3,925,013

Total Information Technology		23,695,390

Materials (2.3%)
Chemicals (0.4%)
CF Industries Holdings, Inc.	33,158	$799,108

Containers & Packaging (1.0%)
International Paper Co.	43,594	1,847,514

Metals & Mining (0.9%)
Alcoa, Inc.	194,723	1,805,082

Total Materials		4,451,704

Telecommunication Services (1.4%)
Diversified Telecommunication Services (0.9%)
Frontier Communications Corp.	359,021	1,773,564

Wireless Telecommunication Services (0.5%)
Vodafone Group plc	324,553	988,001

Total Telecommunication Services		2,761,565

Utilities (0.9%)
Electric Utilities (0.9%)
FirstEnergy Corp.	25,106	876,450
PG&E Corp.	12,964	828,659

Total Utilities		1,705,109

Total Common Stocks (97.5%) (Cost $183,210,375)		188,909,135

SHORT-TERM INVESTMENT:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	480,280	480,280

Total Short-Term Investment (0.2%) (Cost $480,280)		480,280

Total Investments (97.7%) (Cost $183,690,655)		189,389,415
Other Assets Less Liabilities (2.3%)		4,384,761

Net Assets (100%)		$193,774,176

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

At June 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contract	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Swiss Franc vs. U.S. Dollar, expiring 7/22/16	Goldman Sachs International	1,241	$1,272,293	$1,280,745	$(8,452)

See Notes to Financial Statements.

1084

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 7/22/16	Barclays Bank plc	655	$962,525	$872,587	$89,938
British Pound vs. U.S. Dollar, expiring 7/22/16	CIBC World Markets, Inc.	655	962,025	872,585	89,440
British Pound vs. U.S. Dollar, expiring 7/22/16	Deutsche Bank AG	171	225,912	227,696	(1,784)
British Pound vs. U.S. Dollar, expiring 7/22/16	Goldman Sachs International	655	961,551	872,585	88,966
British Pound vs. U.S. Dollar, expiring 7/22/16	Royal Bank of Canada	655	963,299	872,585	90,714
Canadian Dollar vs. U.S. Dollar, expiring 7/22/16	CIBC World Markets, Inc.	1,676	1,308,260	1,297,264	10,996
Canadian Dollar vs. U.S. Dollar, expiring 7/22/16	Deutsche Bank AG	1,676	1,307,168	1,297,266	9,902
Canadian Dollar vs. U.S. Dollar, expiring 7/22/16	Goldman Sachs International	1,676	1,307,484	1,297,264	10,220
Canadian Dollar vs. U.S. Dollar, expiring 7/22/16	Royal Bank of Canada	1,676	1,308,806	1,297,264	11,542
European Union Euro vs. U.S. Dollar, expiring 7/22/16	Barclays Bank plc	1,066	1,201,742	1,184,002	17,740
European Union Euro vs. U.S. Dollar, expiring 7/22/16	CIBC World Markets, Inc.	1,066	1,200,590	1,184,002	16,588
European Union Euro vs. U.S. Dollar, expiring 7/22/16	Deutsche Bank AG	1,066	1,201,722	1,184,004	17,718
European Union Euro vs. U.S. Dollar, expiring 7/22/16	Goldman Sachs International	936	1,030,155	1,039,368	(9,213)
European Union Euro vs. U.S. Dollar, expiring 7/22/16	Goldman Sachs International	1,066	1,200,968	1,184,002	16,966
European Union Euro vs. U.S. Dollar, expiring 7/22/16	Royal Bank of Canada	1,066	1,201,982	1,184,003	17,979
Swiss Franc vs. U.S. Dollar, expiring 7/22/16	Barclays Bank plc	716	746,125	733,568	12,557
Swiss Franc vs. U.S. Dollar, expiring 7/22/16	CIBC World Markets, Inc.	716	746,196	733,568	12,628
Swiss Franc vs. U.S. Dollar, expiring 7/22/16	Goldman Sachs International	716	745,456	733,567	11,889
Swiss Franc vs. U.S. Dollar, expiring 7/22/16	Royal Bank of Canada	716	746,609	733,568	13,041

					$527,827

					$519,375

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$28,426,928	$—	$—	$28,426,928
Consumer Staples	6,178,942	—	—	6,178,942
Energy	32,484,607	—	—	32,484,607
Financials	55,555,598	—	—	55,555,598

See Notes to Financial Statements.

1085

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Health Care	$21,496,233	$—	$—	$21,496,233
Industrials	12,153,059	—	—	12,153,059
Information Technology	23,695,390	—	—	23,695,390
Materials	4,451,704	—	—	4,451,704
Telecommunication Services	1,773,564	988,001	—	2,761,565
Utilities	1,705,109	—	—	1,705,109
Forward Currency Contracts	—	538,824	—	538,824
Short-Term Investments
Investment Companies	480,280	—	—	480,280

Total Assets	$188,401,414	$1,526,825	$—	$189,928,239

Liabilities:
Forward Currency Contracts	$—	$(19,449)	$—	$(19,449)

Total Liabilities	$—	$(19,449)	$—	$(19,449)

Total	$188,401,414	$1,507,376	$—	$189,908,790

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$538,824

	Liability Derivatives
Foreign exchange contracts	Payables	$(19,449)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Forward Foreign Currency Contracts
Foreign exchange contracts	$(782,092)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Forward Foreign Currency Contracts
Foreign exchange contracts	$263,965

^ The Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $17.544.000 during the six months ended June 30, 2016.

See Notes to Financial Statements.

1086

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2016:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$120,235	$—	$—	$120,235
CIBC World Markets, Inc.	129,652	—	—	129,652
Deutsche Bank AG	27,620	(1,784)	—	25,836
Goldman Sachs International	128,041	(17,665)	—	110,376
Royal Bank of Canada	133,276	—	—	133,276

Total	$538,824	$(19,449)	$—	$519,375

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Deutsche Bank AG	$1,784	$(1,784)	$—	$—
Goldman Sachs International	17,665	(17,665)	—	—

Total	$19,449	$(19,449)	$—	$—

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$18,424,177
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$22,098,932

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,135,570
Aggregate gross unrealized depreciation	(21,746,201)

Net unrealized appreciation	$4,389,369

Federal income tax cost of investments	$185,000,046

For the six months ended June 30, 2016, the Portfolio incurred approximately $575 as brokerage commissions with Invesco Capital Markets, Inc. and $451 with Sanford C. Bernstein & Co., LLC, affiliated broker/dealers.

See Notes to Financial Statements.

1087

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (Cost $183,690,655)	$189,389,415
Cash	3,996,326
Foreign cash (Cost $8,445)	8,494
Receivable for securities sold	978,902
Unrealized appreciation on forward foreign currency contracts	538,824
Dividends, interest and other receivables	253,478
Receivable from Separate Accounts for Trust shares sold	67,567
Other assets	2,138

Total assets	195,235,144

LIABILITIES
Payable for securities purchased	1,122,560
Investment management fees payable	91,727
Payable to Separate Accounts for Trust shares redeemed	85,353
Distribution fees payable – Class IB	26,646
Unrealized depreciation on forward foreign currency contracts	19,449
Administrative fees payable	16,102
Distribution fees payable – Class IA	7,516
Accrued expenses	91,615

Total liabilities	1,460,968

NET ASSETS	$193,774,176

Net assets were comprised of:
Paid in capital	$707,263,907
Accumulated undistributed net investment income (loss)	2,539,533
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(522,243,911)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	6,214,647

Net assets	$193,774,176

Class IA
Net asset value, offering and redemption price per share, $36,491,344 / 2,648,595 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.78

Class IB
Net asset value, offering and redemption price per share, $129,710,082 / 9,407,774 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.79

Class K
Net asset value, offering and redemption price per share, $27,572,750 / 2,003,337 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.76

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends (net of $21,274 foreign withholding tax)	$3,182,019
Interest	4,418

Total income	3,186,437

EXPENSES
Investment management fees	618,893
Distribution fees – Class IB	158,955
Administrative fees	96,291
Distribution fees – Class IA	45,383
Professional fees	32,355
Custodian fees	18,065
Printing and mailing expenses	6,566
Trustees’ fees	2,380
Miscellaneous	1,684

Gross expenses	980,572
Less: Waiver from investment manager	(62,218)

Net expenses	918,354

NET INVESTMENT INCOME (LOSS)	2,268,083

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(203,670)
Foreign currency transactions	(388,960)

Net realized gain (loss)	(592,630)

Change in unrealized appreciation (depreciation) on:
Investments	(2,504,824)
Foreign currency translations	261,844

Net change in unrealized appreciation (depreciation)	(2,242,980)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,835,610)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(567,527)

See Notes to Financial Statements.

1088

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,268,083	$2,869,637
Net realized gain (loss) on investments and foreign currency transactions	(592,630)	8,492,943
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(2,242,980)	(25,189,962)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(567,527)	(13,827,382)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(903,767)
Class IB	—	(3,131,311)
Class K	—	(799,443)

TOTAL DIVIDENDS:	—	(4,834,521)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 119,825 and 665,017 shares, respectively ]	1,589,126	9,841,319
Capital shares issued in reinvestment of dividends [ 0 and 66,726 shares, respectively ]	—	903,767
Capital shares repurchased [ (329,624) and (663,962) shares, respectively ]	(4,340,454)	(9,824,548)

Total Class IA transactions	(2,751,328)	920,538

Class IB
Capital shares sold [ 329,375 and 762,359 shares, respectively ]	4,370,062	11,256,665
Capital shares issued in reinvestment of dividends [ 0 and 231,026 shares, respectively ]	—	3,131,311
Capital shares repurchased [ (790,320) and (1,325,885) shares, respectively ]	(10,458,799)	(19,606,665)

Total Class IB transactions	(6,088,737)	(5,218,689)

Class K
Capital shares sold [ 103,344 and 338,098 shares, respectively ]	1,367,946	4,968,260
Capital shares issued in reinvestment of dividends [ 0 and 59,170 shares, respectively ]	—	799,443
Capital shares repurchased [ (153,858) and (663,892) shares, respectively ]	(2,062,103)	(9,439,245)

Total Class K transactions	(694,157)	(3,671,542)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(9,534,222)	(7,969,693)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,101,749)	(26,631,596)
NET ASSETS:
Beginning of period	203,875,925	230,507,521

End of period (a)	$193,774,176	$203,875,925

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$2,539,533	$271,450

See Notes to Financial Statements.

1089

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO (ag)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Class IA			2015		2014	2013	2012	2011
Net asset value, beginning of period	$13.79		$15.05		$14.01	$10.78	$9.22	$9.55

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16	##	0.18		0.17	0.14	0.15	0.16
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.17)		(1.12)		1.08	3.63	1.54	(0.33)

Total from investment operations	(0.01)		(0.94)		1.25	3.77	1.69	(0.17)

Less distributions:
Dividends from net investment income	—		(0.32)		(0.21)	(0.54)	(0.13)	(0.16)

Net asset value, end of period	$13.78		$13.79		$15.05	$14.01	$10.78	$9.22

Total return (b)	(0.07)%		(6.19	)%(aa)	8.92%	35.10%	18.37%	(1.77)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$36,491		$39,420		$42,002	$10,933	$6,325	$4,494
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%		1.02%**	1.00%	1.00%	0.75%
After waivers and fees paid indirectly (a)(f)	1.00%		1.00%		1.02%**	1.00%	0.99%	0.74%
Before waivers and fees paid indirectly (a)(f)	1.07%		1.07%		1.09%**	1.11%	1.05%	0.78%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.35	%(dd)	1.25%		1.14%	1.08%	1.48%	1.63%
After waivers and fees paid indirectly (a)(f)	2.35	%(dd)	1.25%		1.14%	1.09%	1.48%	1.64%
Before waivers and fees paid indirectly (a)(f)	2.28	%(dd)	1.18%		1.06%	0.98%	1.43%	1.60%
Portfolio turnover rate (z)^	10%		17%		16%	15%	17%	25%

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Class IB			2015		2014	2013	2012	2011
Net asset value, beginning of period	$13.80		$15.06		$14.02	$10.79	$9.23	$9.56

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16	##	0.18		0.17	0.14	0.15	0.13
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.17)		(1.12)		1.08	3.63	1.54	(0.33)

Total from investment operations	(0.01)		(0.94)		1.25	3.77	1.69	(0.20)

Less distributions:
Dividends from net investment income	—		(0.32)		(0.21)	(0.54)	(0.13)	(0.13)

Net asset value, end of period	$13.79		$13.80		$15.06	$14.02	$10.79	$9.23

Total return (b)	(0.07)%		(6.18	)%(bb)	8.92%	35.06%	18.35%	(2.01)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$129,710		$136,196		$153,654	$53,095	$299,775	$269,909
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%		1.02%**	1.00%	1.00%	1.00%
After waivers and fees paid indirectly (a)(f)	1.00%		1.00%		1.02%**	1.00%	0.99%	0.99%
Before waivers and fees paid indirectly (a)(f)	1.07%		1.07%		1.08%**	1.06%	1.05%	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.35	%(ee)	1.24%		1.15%	1.10%	1.47%	1.36%
After waivers and fees paid indirectly (a)(f)	2.35	%(ee)	1.24%		1.15%	1.10%	1.48%	1.37%
Before waivers and fees paid indirectly (a)(f)	2.28	%(ee)	1.17%		1.09%	1.04%	1.42%	1.33%
Portfolio turnover rate (z)^	10%		17%		16%	15%	17%	25%

See Notes to Financial Statements.

1090

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO (ag)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,			October 29, 2013* to December 31, 2013
Class K			2015		2014
Net asset value, beginning of period	$13.76		$15.02		$13.98	$13.71

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17	##	0.22		0.21	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.17)		(1.12)		1.08	0.80

Total from investment operations	—	#	(0.90)		1.29	0.84

Less distributions:
Dividends from net investment income	—		(0.36)		(0.25)	(0.57)

Net asset value, end of period	$13.76		$13.76		$15.02	$13.98

Total return (b)	0.00%		(5.96	)%(cc)	9.21%	6.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$27,573		$28,260		$34,851	$3,197
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%		0.75%		0.77%**	0.75%
After waivers and fees paid indirectly (a)(f)	0.75%		0.75%		0.77%**	0.75%
Before waivers and fees paid indirectly (a)(f)	0.82%		0.82%		0.83%**	0.93%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.60	%(ff)	1.50%		1.40%	1.57%
After waivers and fees paid indirectly (a)(f)	2.60	%(ff)	1.50%		1.40%	1.57%
Before waivers and fees paid indirectly (a)(f)	2.53	%(ff)	1.43%		1.34%	1.39%
Portfolio turnover rate (z)^	10%		17%		16%	15%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
**	Includes Shareholder, Audit and Legal Expenses relating to the merger of 0.02%.
#	Per share amount is less than $0.005.
##	Includes income resulting from special dividend. Without this dividend, the per share income amounts would be $0.12, $0.12 and $0.13 for Class IA, Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(ag)	On June 13, 2014, this Portfolio received, through a merger transaction, the assets and liabilities of both the EQ/Davis New York Venture Portfolio and the EQ/Lord Abbett Large Cap Core Portfolio. Information prior to the period ended June 13, 2014 represents the results of operations of the EQ/Invesco Comstock Portfolio.
(aa)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (6.39)%.
(bb)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (6.39)%.
(cc)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (6.16)%.
(dd)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be 1.75% for income after waivers, 1.75% after waivers and fees paid indirectly, and 1.68% before waivers and fees paid indirectly.
(ee)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 1.74% or income after waivers, 1.74% after waivers and fees paid indirectly, and 1.68% before waivers and fees paid indirectly.
(ff)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be 1.99% for income after waivers, 1.99% after waivers and fees paid indirectly, and 1.93% before waivers and fees paid indirectly.

See Notes to Financial Statements.

1091

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Financials	27.3%
Consumer Discretionary	22.9
Health Care	14.4
Energy	9.8
Information Technology	9.2
Industrials	5.0
Consumer Staples	3.1
Materials	2.5
Telecommunication Services	2.1
Utilities	1.1
Cash and Other	2.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$1,004.54	$4.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.89	5.02
Class IB
Actual	1,000.00	1,005.18	4.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.89	5.02
Class K
Actual	1,000.00	1,005.84	3.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.13	3.77

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.00%, 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1092

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (22.9%)
Auto Components (1.8%)
Delphi Automotive plc	136,900	$8,569,940

Automobiles (3.4%)
General Motors Co.	584,930	16,553,519

Hotels, Restaurants & Leisure (6.1%)
Bloomin’ Brands, Inc.	90,100	1,610,087
Carnival Corp.	342,800	15,151,760
Royal Caribbean Cruises Ltd.	192,018	12,894,009

		29,655,856

Household Durables (7.0%)
CalAtlantic Group, Inc.	67,300	2,470,583
Harman International Industries, Inc.	150,700	10,823,274
M.D.C. Holdings, Inc.	181,394	4,415,130
Meritage Homes Corp.*	35,629	1,337,513
Newell Brands, Inc.	24,800	1,204,536
PulteGroup, Inc.	338,591	6,599,138
Taylor Morrison Home Corp., Class A*	47,200	700,448
Toll Brothers, Inc.*	241,300	6,493,383

		34,044,005

Leisure Products (0.4%)
Brunswick Corp.	42,100	1,907,972

Media (3.1%)
Charter Communications, Inc., Class A*	9,751	2,229,468
DISH Network Corp., Class A*	149,300	7,823,320
Time Warner, Inc.	31,400	2,309,156
Twenty-First Century Fox, Inc., Class A	93,200	2,521,060

		14,883,004

Specialty Retail (0.7%)
Best Buy Co., Inc.	92,800	2,839,680
Lithia Motors, Inc., Class A	11,600	824,412

		3,664,092

Textiles, Apparel & Luxury Goods (0.4%)
Michael Kors Holdings Ltd.*	40,700	2,013,836

Total Consumer Discretionary		111,292,224

Consumer Staples (3.1%)
Beverages (1.1%)
Molson Coors Brewing Co., Class B	53,700	5,430,681

Food & Staples Retailing (1.6%)
Kroger Co.	206,100	7,582,419

Food Products (0.4%)
Snyder’s-Lance, Inc.	50,600	1,714,834

Total Consumer Staples		14,727,934

Energy (9.8%)
Energy Equipment & Services (0.6%)
Schlumberger Ltd.	35,400	2,799,432

Oil, Gas & Consumable Fuels (9.2%)
Chevron Corp.	107,300	11,248,259
Diamondback Energy, Inc.	41,200	3,757,852
EOG Resources, Inc.	53,000	4,421,260

Exxon Mobil Corp.	62,535	$5,862,031
Occidental Petroleum Corp.	79,100	5,976,796
Pioneer Natural Resources Co.	50,400	7,620,984
Valero Energy Corp.	112,900	5,757,900

		44,645,082

Total Energy		47,444,514

Financials (27.3%)
Banks (16.2%)
Bank of America Corp.	901,200	11,958,924
BB&T Corp.	227,300	8,094,153
Citigroup, Inc.	506,855	21,485,583
East West Bancorp, Inc.	37,000	1,264,660
Huntington Bancshares, Inc./Ohio	544,900	4,871,406
KeyCorp	553,700	6,118,385
M&T Bank Corp.	16,600	1,962,618
Regions Financial Corp.	284,100	2,417,691
SVB Financial Group*	13,300	1,265,628
Wells Fargo & Co.	404,523	19,146,074

		78,585,122

Capital Markets (1.3%)
Charles Schwab Corp.	184,300	4,664,633
WisdomTree Investments, Inc.	150,600	1,474,374

		6,139,007

Consumer Finance (2.4%)
Ally Financial, Inc.*	111,400	1,901,598
Capital One Financial Corp.	97,800	6,211,278
Synchrony Financial*	135,500	3,425,440

		11,538,316

Diversified Financial Services (1.7%)
Berkshire Hathaway, Inc., Class B*	50,700	7,340,853
Voya Financial, Inc.	47,900	1,186,004

		8,526,857

Insurance (4.5%)
American International Group, Inc.	35,900	1,898,751
Arthur J. Gallagher & Co.	81,600	3,884,160
MetLife, Inc.	187,458	7,466,452
Principal Financial Group, Inc.	63,000	2,589,930
Travelers Cos., Inc.	52,100	6,201,984

		22,041,277

Real Estate Investment Trusts (REITs) (0.3%)
Outfront Media, Inc. (REIT)	67,100	1,621,807

Real Estate Management & Development (0.2%)
St. Joe Co.*	52,600	932,072

Thrifts & Mortgage Finance (0.7%)
BofI Holding, Inc.*	137,900	2,442,209
MGIC Investment Corp.*	140,700	837,165

		3,279,374

Total Financials		132,663,832

Health Care (14.4%)
Biotechnology (2.5%)
Alexion Pharmaceuticals, Inc.*	13,000	1,517,880
Biogen, Inc.*	6,100	1,475,102
Celgene Corp.*	20,500	2,021,915

See Notes to Financial Statements.

1093

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Gilead Sciences, Inc.	25,000	$2,085,500
Vertex Pharmaceuticals, Inc.*	57,300	4,928,946

		12,029,343

Health Care Providers & Services (6.8%)
Aetna, Inc.	147,200	17,977,536
Cigna Corp.	20,100	2,572,599
Humana, Inc.	14,424	2,594,589
McKesson Corp.	40,400	7,540,660
UnitedHealth Group, Inc.	17,100	2,414,520

		33,099,904

Life Sciences Tools & Services (0.4%)
PAREXEL International Corp.*	30,200	1,898,976

Pharmaceuticals (4.7%)
Allergan plc*	11,700	2,703,753
Pfizer, Inc.	575,000	20,245,750

		22,949,503

Total Health Care		69,977,726

Industrials (5.0%)
Aerospace & Defense (1.2%)
General Dynamics Corp.	13,500	1,879,740
Textron, Inc.	104,000	3,802,240

		5,681,980

Airlines (2.5%)
Delta Air Lines, Inc.	56,200	2,047,366
Southwest Airlines Co.	122,200	4,791,462
Spirit Airlines, Inc.*	122,300	5,487,601

		12,326,429

Machinery (0.7%)
Allison Transmission Holdings, Inc.	120,700	3,407,361

Road & Rail (0.6%)
Canadian Pacific Railway Ltd.	22,100	2,846,259

Total Industrials		24,262,029

Information Technology (9.2%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	18,100	1,165,278

Electronic Equipment, Instruments & Components (0.4%)
TE Connectivity Ltd.	37,900	2,164,469

Internet Software & Services (0.7%)
eBay, Inc.*	66,300	1,552,083
Yahoo!, Inc.*	46,900	1,761,564

		3,313,647

IT Services (1.1%)
Fidelity National Information Services, Inc.	24,600	1,812,528
First Data Corp., Class A*	308,700	3,417,309

		5,229,837

Semiconductors & Semiconductor Equipment (4.5%)
Broadcom Ltd.	56,935	8,847,699
Lam Research Corp.	45,700	3,841,542
Marvell Technology Group Ltd.	200,700	1,912,671
NXP Semiconductors N.V.*	90,000	7,050,600

		21,652,512

Software (0.4%)
Synopsys, Inc.*	33,100	$1,790,048

Technology Hardware, Storage & Peripherals (1.9%)
Apple, Inc.	26,400	2,523,840
EMC Corp.	254,600	6,917,482

		9,441,322

Total Information Technology		44,757,113

Materials (2.5%)
Chemicals (2.5%)
Axiall Corp.	96,347	3,141,876
E.I. du Pont de Nemours & Co.	41,400	2,682,720
Eastman Chemical Co.	51,900	3,524,010
FMC Corp.	29,900	1,384,669
Mosaic Co.	58,000	1,518,440

Total Materials		12,251,715

Telecommunication Services (2.1%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.	118,700	5,129,027

Wireless Telecommunication Services (1.0%)
T-Mobile US, Inc.*	117,700	5,092,879

Total Telecommunication Services		10,221,906

Utilities (1.1%)
Electric Utilities (1.1%)
NextEra Energy, Inc.	40,400	5,268,160

Total Utilities		5,268,160

Total Common Stocks (97.4%) (Cost $469,309,376)		472,867,153

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (6.8%)
Federal Farm Credit Bank
0.00%, 7/1/16 (o)(p)	$3,090,000	3,090,000
U.S. Treasury Bills
0.06%, 7/7/16 (p)	30,000,000	29,999,664

Total Government Securities		33,089,664

Total Short-Term Investment (6.8%) (Cost $33,089,800)		33,089,664

Total Investments (104.2%) (Cost $502,399,176)		505,956,817
Other Assets Less Liabilities (-4.2%)		(20,171,065)

Net Assets (100%)		$485,785,752

*	Non-income producing.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2016.
(p)	Yield to maturity.

See Notes to Financial Statements.

1094

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$111,292,224	$—	$—	$111,292,224
Consumer Staples	14,727,934	—	—	14,727,934
Energy	47,444,514	—	—	47,444,514
Financials	132,663,832	—	—	132,663,832
Health Care	69,977,726	—	—	69,977,726
Industrials	24,262,029	—	—	24,262,029
Information Technology	44,757,113	—	—	44,757,113
Materials	12,251,715	—	—	12,251,715
Telecommunication Services	10,221,906	—	—	10,221,906
Utilities	5,268,160	—	—	5,268,160
Short-Term Investments
Government Securities	—	33,089,664	—	33,089,664

Total Assets	$472,867,153	$33,089,664	$—	$505,956,817

Total Liabilities	$—	$—	$—	$—

Total	$472,867,153	$33,089,664	$—	$505,956,817

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contract for the six months ended June 30, 2016.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$624,324,610
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$520,913,581

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,111,898
Aggregate gross unrealized depreciation	(20,561,513)

Net unrealized appreciation	$2,550,385

Federal income tax cost of investments	$503,406,432

See Notes to Financial Statements.

1095

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (Cost $502,399,176)	$505,956,817
Cash	319
Receivable for securities sold	3,325,789
Dividends, interest and other receivables	272,678
Receivable from Separate Accounts for Trust shares sold	149,554
Other assets	5,546

Total assets	509,710,703

LIABILITIES
Payable for securities purchased	23,502,412
Investment management fees payable	265,566
Administrative fees payable	41,123
Payable to Separate Accounts for Trust shares redeemed	33,386
Distribution fees payable – Class IB	24,833
Distribution fees payable – Class IA	2,821
Trustees’ fees payable	1,435
Accrued expenses	53,375

Total liabilities	23,924,951

NET ASSETS	$485,785,752

Net assets were comprised of:
Paid in capital	$499,952,781
Accumulated undistributed net investment income (loss)	3,106,486
Accumulated undistributed net realized gain (loss) on investments	(20,831,156)
Net unrealized appreciation (depreciation) on investments	3,557,641

Net assets	$485,785,752

Class IA
Net asset value, offering and redemption price per share, $13,492,213 / 871,684 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.48

Class IB
Net asset value, offering and redemption price per share, $119,155,625 / 7,679,804 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.52

Class K
Net asset value, offering and redemption price per share, $353,137,914 / 22,791,131 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.49

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends ($89 of dividend income received from affiliates) (net of $5,859 foreign withholding tax)	$4,941,979
Interest	13,873

Total income	4,955,852

EXPENSES
Investment management fees	1,354,936
Administrative fees	228,396
Distribution fees – Class IB	141,059
Recoupment fees	41,695
Professional fees	26,800
Custodian fees	19,634
Distribution fees – Class IA	15,949
Printing and mailing expenses	15,080
Trustees’ fees	4,973
Miscellaneous	2,284

Total expenses	1,850,806

NET INVESTMENT INCOME (LOSS)	3,105,046

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	12,661,087
Net change in unrealized appreciation (depreciation) on investments	(4,413,459)

NET REALIZED AND UNREALIZED GAIN (LOSS)	8,247,628

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,352,674

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,105,046	$2,715,750
Net realized gain (loss) on investments	12,661,087	10,602,488
Net change in unrealized appreciation (depreciation) on investments	(4,413,459)	(17,492,626)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,352,674	(4,174,388)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(88,574)
Class IB	—	(802,281)
Class K	—	(1,792,739)

TOTAL DIVIDENDS:	—	(2,683,594)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 139,574 and 173,904 shares, respectively ]	2,116,519	2,730,387
Capital shares issued in reinvestment of dividends [ 0 and 5,857 shares, respectively ]	—	88,574
Capital shares repurchased [ (64,673) and (134,152) shares, respectively ]	(985,105)	(2,109,820)

Total Class IA transactions	1,131,414	709,141

Class IB
Capital shares sold [ 911,527 and 1,619,740 shares, respectively ]	14,096,898	25,633,400
Capital shares issued in reinvestment of dividends [ 0 and 52,924 shares, respectively ]	—	802,281
Capital shares repurchased [ (607,919) and (1,288,043) shares, respectively ]	(9,130,824)	(20,333,830)

Total Class IB transactions	4,966,074	6,101,851

Class K
Capital shares sold [ 7,173,051 and 13,923,348 shares, respectively ]	101,517,878	216,660,285
Capital shares issued in reinvestment of dividends [ 0 and 118,579 shares, respectively ]	—	1,792,739
Capital shares repurchased [ (177,079) and (479,921) shares, respectively ]	(2,687,882)	(7,601,590)

Total Class K transactions	98,829,996	210,851,434

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	104,927,484	217,662,426

TOTAL INCREASE (DECREASE) IN NET ASSETS	116,280,158	210,804,444
NET ASSETS:
Beginning of period	369,505,594	158,701,150

End of period (a)	$485,785,752	$369,505,594

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$3,106,486	$1,440

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
		2015		2014	2013	2012	2011
Net asset value, beginning of period	$15.41	$15.88		$14.02	$10.52	$9.15	$9.77

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.17		0.15	0.12	0.10	0.12
Net realized and unrealized gain (loss) on investments	(0.02)†	(0.53)		1.87	3.64	1.37	(0.61)

Total from investment operations	0.07	(0.36)		2.02	3.76	1.47	(0.49)

Less distributions:
Dividends from net investment income	—	(0.11)		(0.16)	(0.26)	(0.10)	(0.13)

Net asset value, end of period	$15.48	$15.41		$15.88	$14.02	$10.52	$9.15

Total return (b)	0.45%	(2.26	)%(aa)	14.40%	35.77%	16.07%	(5.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,492	$12,276		$11,930	$10,063	$7,399	$5,642
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%	1.00%		1.00%	1.00%	1.00%	0.74%
Before waivers (a)(f)	1.00%	1.00%		1.01%	1.02%	1.00%	0.74%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.17%	1.10%		1.04%	0.99%	0.97%	1.28%
Before waivers (a)(f)	1.17%	1.10%		1.03%	0.97%	0.97%	1.28%
Portfolio turnover rate (z)^	117%	174%		180%	136%	129%	94%

Class IB	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
		2015		2014	2013	2012	2011
Net asset value, beginning of period	$15.44	$15.92		$14.06	$10.55	$9.17	$9.80

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.17		0.15	0.11	0.10	0.10
Net realized and unrealized gain (loss) on investments	(0.01)†	(0.54)		1.87	3.66	1.38	(0.63)

Total from investment operations	0.08	(0.37)		2.02	3.77	1.48	(0.53)

Less distributions:
Dividends from net investment income	—	(0.11)		(0.16)	(0.26)	(0.10)	(0.10)

Net asset value, end of period	$15.52	$15.44		$15.92	$14.06	$10.55	$9.17

Total return (b)	0.52%	(2.31	)%(bb)	14.36%	35.77%	16.14%	(5.32)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$119,156	$113,919		$111,309	$98,048	$328,919	$321,365
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%	1.00%		1.00%	1.00%	1.00%	0.99%
Before waivers (a)(f)	1.00%	1.00%		1.01%	1.02%	1.00%	0.99%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.17%	1.10%		1.04%	0.90%	0.95%	1.03%
Before waivers (a)(f)	1.17%	1.10%		1.02%	0.89%	0.94%	1.03%
Portfolio turnover rate (z)^	117%	174%		180%	136%	129%	94%

See Notes to Financial Statements.

1098

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EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,					December 1, 2011* to December 31, 2011
Class K		2015		2014	2013	2012
Net asset value, beginning of period	$15.40	$15.88		$14.02	$10.52	$9.15	$9.26

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.24		0.19	0.16	0.12	0.01
Net realized and unrealized gain (loss) on investments	(0.02)†	(0.57)		1.87	3.63	1.38	0.01

Total from investment operations	0.09	(0.33)		2.06	3.79	1.50	0.02

Less distributions:
Dividends from net investment income	—	(0.15)		(0.20)	(0.29)	(0.13)	(0.13)

Net asset value, end of period	$15.49	$15.40		$15.88	$14.02	$10.52	$9.15

Total return (b)	0.58%	(2.07	)%(cc)	14.69%	36.11%	16.36%	0.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$353,138	$243,311		$35,463	$32,237	$23,754	$21,088
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%	0.75%		0.75%	0.75%	0.75%	0.75%
Before waivers (a)(f)	0.75%	0.75%		0.76%	0.77%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.45%	1.56%		1.28%	1.25%	1.20%	1.28%
Before waivers (a)(f)	1.45%	1.56%		1.27%	1.22%	1.20%	1.28%
Portfolio turnover rate (z)^	117%	174%		180%	136%	129%	94%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (2.45)%.
(bb)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (2.50)%.
(cc)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (2.26)%.

See Notes to Financial Statements.

1099

EQ/LARGE CAP GROWTH INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Information Technology	29.0%
Consumer Discretionary	20.7
Health Care	17.0
Industrials	10.7
Consumer Staples	10.5
Financials	5.7
Materials	3.5
Repurchase Agreements	2.0
Telecommunication Services	1.3
Investment Companies	0.8
Energy	0.6
Utilities	0.1
Cash and Other	(1.9)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$1,010.16	$3.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.27	3.63
Class IB
Actual	1,000.00	1,009.57	3.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.27	3.63
Class K
Actual	1,000.00	1,011.01	2.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.51	2.38

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.72%, 0.72% and 0.47%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1100

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EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (20.7%)
Auto Components (0.4%)
BorgWarner, Inc.	2,908	$85,844
Delphi Automotive plc	30,500	1,909,300
Gentex Corp. (x)	20,372	314,748
Johnson Controls, Inc.	21,800	964,868
Lear Corp.	6,800	691,968
Visteon Corp.	3,800	250,078

		4,216,806

Automobiles (0.3%)
Harley-Davidson, Inc. (x)	20,200	915,060
Tesla Motors, Inc. (x)*	13,153	2,792,119
Thor Industries, Inc.	5,300	343,122

		4,050,301

Distributors (0.3%)
Genuine Parts Co.	15,400	1,559,250
LKQ Corp.*	34,054	1,079,512
Pool Corp.	4,500	423,135

		3,061,897

Diversified Consumer Services (0.1%)
Service Corp. International	20,900	565,136
ServiceMaster Global Holdings, Inc.*	15,115	601,577

		1,166,713

Hotels, Restaurants & Leisure (3.2%)
Aramark	11,663	389,777
Brinker International, Inc.	6,106	278,006
Chipotle Mexican Grill, Inc.*	3,173	1,277,957
Choice Hotels International, Inc.	2,523	120,145
Darden Restaurants, Inc.	13,000	823,420
Domino’s Pizza, Inc.	5,600	735,728
Dunkin’ Brands Group, Inc.	10,180	444,052
Extended Stay America, Inc.	1,100	16,445
Hilton Worldwide Holdings, Inc.	51,509	1,160,498
Hyatt Hotels Corp., Class A (x)*	100	4,914
Las Vegas Sands Corp.	40,588	1,765,172
Marriott International, Inc., Class A (x)	18,244	1,212,496
McDonald’s Corp.	98,520	11,855,897
MGM Resorts International*	4,700	106,361
Norwegian Cruise Line Holdings Ltd.*	1,600	63,744
Panera Bread Co., Class A (x)*	2,558	542,143
Six Flags Entertainment Corp.	7,990	463,021
Starbucks Corp.	159,736	9,124,120
Starwood Hotels & Resorts Worldwide, Inc.	11,140	823,803
Vail Resorts, Inc.	4,000	552,920
Wendy’s Co.	13,300	127,946
Wyndham Worldwide Corp.	12,300	876,129
Wynn Resorts Ltd. (x)	8,200	743,248
Yum! Brands, Inc.	43,164	3,579,159

		37,087,101

Household Durables (0.7%)
CalAtlantic Group, Inc.	1,000	$36,710
D.R. Horton, Inc.	20,600	648,488
Harman International Industries, Inc.	3,600	258,552
Leggett & Platt, Inc.	14,800	756,428
Lennar Corp., Class A	10,500	484,050
Lennar Corp., Class B (x)	500	18,625
Mohawk Industries, Inc.*	5,500	1,043,680
Newell Brands, Inc.	49,064	2,383,038
NVR, Inc.*	400	712,136
PulteGroup, Inc.	11,400	222,186
Tempur Sealy International, Inc. (x)*	5,900	326,388
Toll Brothers, Inc.*	8,100	217,971
Tupperware Brands Corp.	5,600	315,168
Whirlpool Corp.	800	133,312

		7,556,732

Internet & Catalog Retail (4.0%)
Amazon.com, Inc.*	43,636	31,226,794
Expedia, Inc.	13,335	1,417,510
Groupon, Inc. (x)*	40,890	132,893
Liberty Interactive Corp. QVC Group*	27,900	707,823
Liberty Ventures*	2,730	101,201
Netflix, Inc.*	45,658	4,176,794
Priceline Group, Inc.*	5,569	6,952,395
TripAdvisor, Inc.*	12,729	818,475

		45,533,885

Leisure Products (0.3%)
Brunswick Corp.	8,200	371,624
Hasbro, Inc.	12,549	1,053,991
Mattel, Inc.	38,100	1,192,149
Polaris Industries, Inc. (x)	6,700	547,792
Vista Outdoor, Inc.*	1,100	52,503

		3,218,059

Media (5.2%)
AMC Networks, Inc., Class A*	6,575	397,261
Cable One, Inc.	600	306,846
CBS Corp. (Non-Voting), Class B	45,100	2,455,244
Charter Communications, Inc., Class A*	22,466	5,136,626
Cinemark Holdings, Inc.	11,800	430,228
Clear Channel Outdoor Holdings, Inc., Class A	2,000	12,440
Comcast Corp., Class A	249,700	16,277,943
Discovery Communications, Inc., Class A*	15,500	391,065
Discovery Communications, Inc., Class C*	24,400	581,940
DISH Network Corp., Class A*	18,900	990,360
Interpublic Group of Cos., Inc.	44,800	1,034,880
Lions Gate Entertainment Corp. (x)	6,700	135,541
Live Nation Entertainment, Inc.*	8,300	195,050
Madison Square Garden Co., Class A*	266	45,888
Omnicom Group, Inc.	26,434	2,154,107

See Notes to Financial Statements.

1101

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Regal Entertainment Group, Class A (x)	2,486	$54,791
Scripps Networks Interactive, Inc., Class A	9,132	568,650
Sirius XM Holdings, Inc. (x)*	198,900	785,655
Starz, Class A*	9,400	281,248
Time Warner, Inc.	57,900	4,257,966
Tribune Media Co., Class A (x)	600	23,508
Twenty-First Century Fox, Inc., Class A	94,118	2,545,892
Twenty-First Century Fox, Inc., Class B	42,300	1,152,675
Viacom, Inc., Class A	900	41,778
Viacom, Inc., Class B	33,900	1,405,833
Walt Disney Co.	181,800	17,783,676

		59,447,091

Multiline Retail (0.5%)
Dollar General Corp.	31,800	2,989,200
Dollar Tree, Inc.*	25,346	2,388,607
Nordstrom, Inc. (x)	13,743	522,921
Target Corp.	7,101	495,792

		6,396,520

Specialty Retail (4.3%)
Advance Auto Parts, Inc.	7,892	1,275,584
AutoNation, Inc.*	2,815	132,249
AutoZone, Inc.*	3,314	2,630,786
Bed Bath & Beyond, Inc.	1,659	71,702
Burlington Stores, Inc.*	4,500	300,195
Cabela’s, Inc.*	600	30,036
CarMax, Inc. (x)*	21,596	1,058,852
Dick’s Sporting Goods, Inc.	7,537	339,617
Foot Locker, Inc.	13,500	740,610
Gap, Inc. (x)	1,500	31,830
Home Depot, Inc.	139,482	17,810,457
L Brands, Inc.	4,888	328,131
Lowe’s Cos., Inc.	100,184	7,931,567
Michaels Cos., Inc.*	7,888	224,335
Murphy USA, Inc.*	2,500	185,400
O’Reilly Automotive, Inc.*	10,611	2,876,642
Ross Stores, Inc.	44,024	2,495,720
Sally Beauty Holdings, Inc.*	16,300	479,383
Signet Jewelers Ltd.	8,000	659,280
TJX Cos., Inc.	74,046	5,718,573
Tractor Supply Co.	14,900	1,358,582
Ulta Salon Cosmetics & Fragrance, Inc.*	6,600	1,608,024
Urban Outfitters, Inc.*	7,714	212,135
Williams-Sonoma, Inc. (x)	9,879	514,992

		49,014,682

Textiles, Apparel & Luxury Goods (1.4%)
Carter’s, Inc.	5,600	596,232
Coach, Inc.	5,806	236,537
Hanesbrands, Inc.	42,068	1,057,169
Kate Spade & Co.*	14,200	292,662
lululemon athletica, Inc. (x)*	10,800	797,688
Michael Kors Holdings Ltd.*	19,100	945,068
NIKE, Inc., Class B	148,332	8,187,926
Ralph Lauren Corp.	391	35,041
Skechers USA, Inc., Class A*	14,500	430,940

Under Armour, Inc., Class A (x)*	20,400	$818,652
Under Armour, Inc., Class C*	19,538	711,172
VF Corp.	38,000	2,336,620

		16,445,707

Total Consumer Discretionary		237,195,494

Consumer Staples (10.5%)
Beverages (3.4%)
Brown-Forman Corp., Class A (x)	2,900	313,287
Brown-Forman Corp., Class B	10,436	1,041,095
Coca-Cola Co.	326,462	14,798,523
Constellation Brands, Inc., Class A	18,500	3,059,900
Dr. Pepper Snapple Group, Inc.	20,700	2,000,241
Monster Beverage Corp.*	16,686	2,681,607
PepsiCo, Inc.	140,816	14,918,047

		38,812,700

Food & Staples Retailing (2.6%)
Casey’s General Stores, Inc.	4,300	565,493
Costco Wholesale Corp.	48,866	7,673,917
CVS Health Corp.	113,300	10,847,342
Kroger Co.	106,400	3,914,456
Rite Aid Corp.*	114,900	860,601
Sprouts Farmers Market, Inc. (x)*	15,555	356,209
Sysco Corp.	58,636	2,975,191
US Foods Holding Corp.*	4,900	118,776
Walgreens Boots Alliance, Inc.	19,800	1,648,746
Whole Foods Market, Inc. (x)	5,970	191,159

		29,151,890

Food Products (1.7%)
Blue Buffalo Pet Products, Inc. (x)*	6,625	154,627
Campbell Soup Co.	20,795	1,383,491
ConAgra Foods, Inc.	38,600	1,845,466
Flowers Foods, Inc.	17,600	330,000
General Mills, Inc.	66,540	4,745,633
Hain Celestial Group, Inc.*	8,400	417,900
Hershey Co.	15,669	1,778,275
Hormel Foods Corp.	26,400	966,240
Ingredion, Inc.	5,700	737,637
Kellogg Co.	25,628	2,092,526
Kraft Heinz Co.	8,533	755,000
McCormick & Co., Inc. (Non-Voting)	12,888	1,374,763
Mead Johnson Nutrition Co.	7,478	678,629
Pilgrim’s Pride Corp. (x)	900	22,932
Post Holdings, Inc.*	4,100	339,029
TreeHouse Foods, Inc.*	1,900	195,035
Tyson Foods, Inc., Class A	15,200	1,015,208
WhiteWave Foods Co.*	19,361	908,805

		19,741,196

Household Products (0.8%)
Church & Dwight Co., Inc.	14,368	1,478,323
Clorox Co.	12,374	1,712,438
Colgate-Palmolive Co.	17,368	1,271,338
Energizer Holdings, Inc.	2,100	108,129

See Notes to Financial Statements.

1102

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EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Kimberly-Clark Corp.	34,325	$4,719,001
Spectrum Brands Holdings, Inc. (x)	2,800	334,068

		9,623,297

Personal Products (0.2%)
Coty, Inc., Class A (x)	2,742	71,265
Estee Lauder Cos., Inc., Class A	24,274	2,209,419
Herbalife Ltd. (x)*	8,192	479,478
Nu Skin Enterprises, Inc., Class A (x)	1,700	78,523

		2,838,685

Tobacco (1.8%)
Altria Group, Inc.	219,178	15,114,515
Philip Morris International, Inc.	18,602	1,892,195
Reynolds American, Inc.	56,878	3,067,431

		20,074,141

Total Consumer Staples		120,241,909

Energy (0.6%)
Oil, Gas & Consumable Fuels (0.6%)
Apache Corp.	29,200	1,625,564
Cabot Oil & Gas Corp.	36,200	931,788
Chesapeake Energy Corp. (x)*	5,700	24,396
Cimarex Energy Co.	1,700	202,844
Continental Resources, Inc. (x)*	4,290	194,208
Devon Energy Corp.	5,200	188,500
Diamondback Energy, Inc.	2,000	182,420
EOG Resources, Inc.	6,900	575,598
Memorial Resource Development Corp.*	2,178	34,587
Newfield Exploration Co.*	5,600	247,408
ONEOK, Inc.	23,300	1,105,585
Parsley Energy, Inc., Class A*	1,400	37,884
Southwestern Energy Co. (x)*	43,700	549,746
Spectra Energy Corp.	12,000	439,560
Williams Cos., Inc.	12,895	278,919

Total Energy		6,619,007

Financials (5.7%)
Banks (0.2%)
Citizens Financial Group, Inc.	24,300	485,514
First Republic Bank/California	13,100	916,869
Signature Bank/New York*	3,500	437,220
SVB Financial Group*	4,300	409,188
Western Alliance Bancorp*	5,800	189,370

		2,438,161

Capital Markets (0.7%)
Affiliated Managers Group, Inc.*	5,286	744,110
Ameriprise Financial, Inc.	5,300	476,205
Artisan Partners Asset Management, Inc., Class A	4,100	113,488
Charles Schwab Corp.	103,700	2,624,647
Eaton Vance Corp.	12,160	429,735
Federated Investors, Inc., Class B	10,430	300,175
Interactive Brokers Group, Inc., Class A	800	28,320
Invesco Ltd.	7,700	196,658
Lazard Ltd., Class A	1,924	57,297
LPL Financial Holdings, Inc. (x)	1,310	$29,514
NorthStar Asset Management Group, Inc.	20,600	210,326
SEI Investments Co.	14,175	681,959
T. Rowe Price Group, Inc.	20,736	1,513,106
TD Ameritrade Holding Corp.	24,700	703,333

		8,108,873

Consumer Finance (0.1%)
Credit Acceptance Corp. (x)*	900	166,572
Discover Financial Services	15,100	809,209

		975,781

Diversified Financial Services (0.8%)
CBOE Holdings, Inc.	9,030	601,579
FactSet Research Systems, Inc.	4,469	721,386
Intercontinental Exchange, Inc.	6,375	1,631,745
MarketAxess Holdings, Inc.	4,100	596,140
Moody’s Corp.	16,902	1,583,886
Morningstar, Inc.	2,035	166,422
MSCI, Inc.	10,191	785,930
S&P Global, Inc.	29,482	3,162,239

		9,249,327

Insurance (0.8%)
AmTrust Financial Services, Inc.	600	14,700
Aon plc	29,400	3,211,362
Arthur J. Gallagher & Co.	13,400	637,840
Brown & Brown, Inc.	700	26,229
Erie Indemnity Co., Class A	2,043	202,952
Lincoln National Corp.	6,000	232,620
Marsh & McLennan Cos., Inc.	58,300	3,991,218
Progressive Corp.	6,200	207,700
XL Group plc	10,200	339,762

		8,864,383

Real Estate Investment Trusts (REITs) (3.0%)
Alexandria Real Estate Equities, Inc. (REIT)	800	82,816
American Tower Corp. (REIT)	47,220	5,364,664
Boston Properties, Inc. (REIT)	2,900	382,510
Care Capital Properties, Inc. (REIT)	900	23,589
Crown Castle International Corp. (REIT)	33,342	3,381,879
CubeSmart (REIT)	13,400	413,792
CyrusOne, Inc. (REIT)	6,900	384,054
Digital Realty Trust, Inc. (REIT)	11,500	1,253,385
Empire State Realty Trust, Inc. (REIT), Class A	8,300	157,617
Equinix, Inc. (REIT)	7,752	3,005,683
Equity LifeStyle Properties, Inc. (REIT)	8,500	680,425
Essex Property Trust, Inc. (REIT)	3,100	707,079
Extra Space Storage, Inc. (REIT)	13,500	1,249,290
Federal Realty Investment Trust (REIT)	7,881	1,304,699
Gaming and Leisure Properties, Inc. (REIT)	20,900	720,632
Healthcare Trust of America, Inc. (REIT), Class A	11,050	357,357

See Notes to Financial Statements.

1103

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Iron Mountain, Inc. (REIT)	29,076	$1,158,097
Lamar Advertising Co. (REIT), Class A	9,100	603,330
Omega Healthcare Investors, Inc. (REIT)	7,600	258,020
Outfront Media, Inc. (REIT)	2,400	58,008
Public Storage (REIT)	16,562	4,233,082
Regency Centers Corp. (REIT)	1,900	159,087
Senior Housing Properties Trust (REIT)	3,000	62,490
Simon Property Group, Inc. (REIT)	31,261	6,780,511
Sovran Self Storage, Inc. (REIT)	3,300	346,236
Tanger Factory Outlet Centers, Inc. (REIT)	9,400	377,692
Taubman Centers, Inc. (REIT)	3,200	237,440
Ventas, Inc. (REIT)	11,800	859,276

		34,602,740

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	33,443	885,571

Total Financials		65,124,836

Health Care (17.0%)
Biotechnology (4.9%)
ACADIA Pharmaceuticals, Inc. (x)*	10,000	324,600
Agios Pharmaceuticals, Inc. (x)*	3,100	129,875
Alexion Pharmaceuticals, Inc.*	24,290	2,836,100
Alkermes plc*	16,700	721,774
Alnylam Pharmaceuticals, Inc. (x)*	7,200	399,528
Amgen, Inc.	84,200	12,811,030
Biogen, Inc.*	24,509	5,926,766
BioMarin Pharmaceutical, Inc.*	18,149	1,411,992
Celgene Corp.*	86,094	8,491,451
Gilead Sciences, Inc.	148,480	12,386,202
Incyte Corp.*	18,200	1,455,636
Intercept Pharmaceuticals, Inc. (x)*	1,800	256,824
Intrexon Corp. (x)*	6,100	150,121
Ionis Pharmaceuticals, Inc. (x)*	13,400	312,086
Juno Therapeutics, Inc. (x)*	6,300	242,172
Medivation, Inc.*	17,800	1,073,340
Neurocrine Biosciences, Inc.*	9,500	431,775
OPKO Health, Inc. (x)*	32,800	306,352
Regeneron Pharmaceuticals, Inc.*	8,700	3,038,301
Seattle Genetics, Inc. (x)*	10,700	432,387
United Therapeutics Corp. (x)*	1,352	143,204
Vertex Pharmaceuticals, Inc.*	27,507	2,366,152

		55,647,668

Health Care Equipment & Supplies (2.6%)
ABIOMED, Inc.*	4,400	480,876
Alere, Inc.*	1,700	70,856
Align Technology, Inc.*	8,100	652,455
Baxter International, Inc.	6,156	278,374
Becton Dickinson and Co.	23,392	3,967,049
Boston Scientific Corp.*	150,800	3,524,196
C.R. Bard, Inc.	8,224	1,933,956
Cooper Cos., Inc.	4,100	$703,437
DexCom, Inc.*	9,200	729,836
Edwards Lifesciences Corp.*	23,592	2,352,830
Hill-Rom Holdings, Inc.	6,800	343,060
Hologic, Inc.*	31,100	1,076,060
IDEXX Laboratories, Inc.*	9,894	918,757
Intuitive Surgical, Inc.*	4,221	2,791,812
ResMed, Inc. (x)	15,532	982,088
St. Jude Medical, Inc.	21,554	1,681,212
Stryker Corp.	37,691	4,516,513
Teleflex, Inc.	900	159,579
Varian Medical Systems, Inc.*	10,690	879,039
West Pharmaceutical Services, Inc.	8,000	607,040
Zimmer Biomet Holdings, Inc.	11,000	1,324,180

		29,973,205

Health Care Providers & Services (3.9%)
Acadia Healthcare Co., Inc.*	2,800	155,120
Aetna, Inc.	12,800	1,563,264
AmerisourceBergen Corp.	19,908	1,579,102
Amsurg Corp.*	3,400	263,636
Anthem, Inc.	8,000	1,050,720
Cardinal Health, Inc.	33,800	2,636,738
Centene Corp.*	13,670	975,628
Cigna Corp.	9,500	1,215,905
DaVita HealthCare Partners, Inc.*	7,396	571,859
Envision Healthcare Holdings, Inc.*	17,267	438,064
Express Scripts Holding Co.*	62,539	4,740,456
HCA Holdings, Inc.*	23,200	1,786,632
Henry Schein, Inc.*	9,152	1,618,074
Humana, Inc.	15,700	2,824,116
Laboratory Corp. of America Holdings*	5,139	669,457
McKesson Corp.	25,171	4,698,167
MEDNAX, Inc.*	7,200	521,496
Patterson Cos., Inc.	9,274	444,132
Premier, Inc., Class A*	1,503	49,148
Tenet Healthcare Corp.*	8,928	246,770
UnitedHealth Group, Inc.	105,100	14,840,120
Universal Health Services, Inc., Class B	2,416	323,986
VCA, Inc.*	8,700	588,207
WellCare Health Plans, Inc.*	4,600	493,488

		44,294,285

Health Care Technology (0.3%)
athenahealth, Inc. (x)*	4,400	607,244
Cerner Corp.*	32,840	1,924,424
IMS Health Holdings, Inc.*	16,800	426,048
Inovalon Holdings, Inc., Class A (x)*	6,500	117,065
Veeva Systems, Inc., Class A*	10,645	363,207

		3,437,988

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	9,500	421,420
Bio-Techne Corp.	4,154	468,447
Bruker Corp.	11,600	263,784

See Notes to Financial Statements.

1104

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Charles River Laboratories International, Inc.*	5,227	$430,914
Illumina, Inc.*	16,391	2,300,969
Mettler-Toledo International, Inc.*	2,947	1,075,419
PerkinElmer, Inc.	2,500	131,050
Quintiles Transnational Holdings, Inc.*	6,000	391,920
Thermo Fisher Scientific, Inc.	20,000	2,955,200
VWR Corp.*	487	14,074
Waters Corp.*	8,642	1,215,497

		9,668,694

Pharmaceuticals (4.5%)
AbbVie, Inc.	181,265	11,222,116
Akorn, Inc.*	9,300	264,911
Allergan plc*	26,246	6,065,188
Bristol-Myers Squibb Co.	187,100	13,761,205
Eli Lilly & Co.	109,200	8,599,500
Johnson & Johnson	53,314	6,466,988
Mylan N.V.*	13,823	597,707
Pfizer, Inc.	47,100	1,658,391
Zoetis, Inc.	50,950	2,418,087

		51,054,093

Total Health Care		194,075,933

Industrials (10.7%)
Aerospace & Defense (3.4%)
B/E Aerospace, Inc.	11,400	526,395
Boeing Co.	66,829	8,679,082
BWX Technologies, Inc.	10,400	372,008
General Dynamics Corp.	11,400	1,587,336
HEICO Corp.	2,100	140,301
HEICO Corp., Class A	4,200	225,330
Hexcel Corp.	10,300	428,892
Honeywell International, Inc.	85,291	9,921,049
Huntington Ingalls Industries, Inc.	4,400	739,332
Lockheed Martin Corp.	29,431	7,303,891
Northrop Grumman Corp.	18,700	4,156,636
Raytheon Co.	12,700	1,726,565
Rockwell Collins, Inc.	14,570	1,240,490
Spirit AeroSystems Holdings, Inc., Class A*	7,547	324,521
Textron, Inc.	9,300	340,008
TransDigm Group, Inc.*	5,653	1,490,640

		39,202,476

Air Freight & Logistics (1.3%)
C.H. Robinson Worldwide, Inc.	15,858	1,177,457
Expeditors International of Washington, Inc.	14,276	700,095
FedEx Corp.	28,000	4,249,840
United Parcel Service, Inc., Class B	77,459	8,343,883

		14,471,275

Airlines (0.5%)
Alaska Air Group, Inc.	11,000	641,190
Delta Air Lines, Inc.	67,189	2,447,695
JetBlue Airways Corp.*	2,600	43,056
Southwest Airlines Co.	71,445	2,801,359

		5,933,300

Building Products (0.3%)
A.O. Smith Corp.	8,100	$713,691
Allegion plc	10,666	740,540
Fortune Brands Home & Security, Inc.	17,000	985,490
Lennox International, Inc.	4,168	594,357
Masco Corp.	23,975	741,787

		3,775,865

Commercial Services & Supplies (0.6%)
Cintas Corp.	9,900	971,487
Clean Harbors, Inc.*	400	20,844
Copart, Inc.*	10,854	531,955
Covanta Holding Corp.	13,000	213,850
KAR Auction Services, Inc.	15,300	638,622
Pitney Bowes, Inc.	21,000	373,800
R.R. Donnelley & Sons Co.	15,700	265,644
Rollins, Inc.	10,700	313,189
Stericycle, Inc.*	8,671	902,824
Tyco International plc	4,100	174,660
Waste Management, Inc.	41,000	2,717,070

		7,123,945

Construction & Engineering (0.1%)
Quanta Services, Inc.*	4,300	99,416
Valmont Industries, Inc.	1,968	266,211

		365,627

Electrical Equipment (0.3%)
Acuity Brands, Inc.	4,900	1,215,004
AMETEK, Inc.	4,723	218,344
Emerson Electric Co.	11,571	603,543
Hubbell, Inc.	3,900	411,333
Rockwell Automation, Inc.	11,512	1,321,808

		3,770,032

Industrial Conglomerates (1.8%)
3M Co.	65,896	11,539,707
Carlisle Cos., Inc.	2,100	221,928
Danaher Corp.	17,938	1,811,738
General Electric Co.	200,000	6,296,000
Roper Technologies, Inc.	5,773	984,643

		20,854,016

Machinery (1.1%)
Deere & Co. (x)	8,647	700,753
Donaldson Co., Inc.	13,080	449,429
Flowserve Corp.	8,769	396,096
Graco, Inc.	6,116	483,103
IDEX Corp.	7,876	646,619
Illinois Tool Works, Inc.	33,000	3,437,280
Ingersoll-Rand plc	14,400	916,992
Lincoln Electric Holdings, Inc.	4,300	254,044
Manitowoc Foodservice, Inc.*	6,100	107,482
Middleby Corp.*	6,300	726,075
Nordson Corp.	6,400	535,104
PACCAR, Inc.	3,291	170,704
Snap-on, Inc.	4,700	741,754
Stanley Black & Decker, Inc.	2,000	222,440
Toro Co.	5,926	522,673
WABCO Holdings, Inc.*	5,947	544,567

See Notes to Financial Statements.

1105

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Wabtec Corp.	9,634	$676,596
Xylem, Inc.	10,400	464,360

		11,996,071

Professional Services (0.6%)
Dun & Bradstreet Corp.	1,640	199,818
Equifax, Inc.	13,300	1,707,720
IHS, Inc., Class A*	6,717	776,552
Nielsen Holdings plc	31,491	1,636,587
Robert Half International, Inc.	14,205	542,063
TransUnion*	5,832	195,022
Verisk Analytics, Inc.*	17,091	1,385,738

		6,443,500

Road & Rail (0.3%)
AMERCO	500	187,275
Avis Budget Group, Inc.*	9,300	299,739
Hertz Global Holdings, Inc.*	7,900	87,453
J.B. Hunt Transport Services, Inc.	9,870	798,779
Landstar System, Inc.	4,666	320,368
Old Dominion Freight Line, Inc.*	4,700	283,457
Union Pacific Corp.	14,848	1,295,488

		3,272,559

Trading Companies & Distributors (0.4%)
Air Lease Corp.	5,300	141,934
Fastenal Co.	32,108	1,425,274
HD Supply Holdings, Inc.*	22,401	780,003
MSC Industrial Direct Co., Inc., Class A	2,177	153,609
United Rentals, Inc.*	8,400	563,640
W.W. Grainger, Inc. (x)	6,246	1,419,404
Watsco, Inc.	2,900	408,001

		4,891,865

Total Industrials		122,100,531

Information Technology (29.0%)
Communications Equipment (0.3%)
Arista Networks, Inc. (x)*	4,370	281,341
ARRIS International plc*	4,700	98,512
CommScope Holding Co., Inc.*	14,205	440,781
F5 Networks, Inc.*	7,540	858,354
Motorola Solutions, Inc.	2,200	145,134
Palo Alto Networks, Inc. (x)*	9,766	1,197,702

		3,021,824

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	33,464	1,918,491
CDW Corp.	18,074	724,406
Cognex Corp.	9,000	387,900
FEI Co.	4,600	491,648
Fitbit, Inc., Class A (x)*	11,399	139,296
IPG Photonics Corp.*	3,300	264,000
National Instruments Corp.	9,070	248,518
Trimble Navigation Ltd.*	22,168	540,012
VeriFone Systems, Inc.*	12,200	226,188
Zebra Technologies Corp., Class A*	4,707	235,821

		5,176,280

Internet Software & Services (7.5%)
Akamai Technologies, Inc.*	17,123	$957,689
Alphabet, Inc., Class A*	32,992	23,210,862
Alphabet, Inc., Class C*	33,279	23,032,396
CoStar Group, Inc.*	3,600	787,176
eBay, Inc.*	119,476	2,796,933
Facebook, Inc., Class A*	251,500	28,741,420
GoDaddy, Inc., Class A (x)*	5,100	159,069
IAC/InterActiveCorp	6,100	343,430
LinkedIn Corp., Class A*	13,200	2,498,100
Match Group, Inc. (x)*	3,200	48,240
Pandora Media, Inc. (x)*	21,083	262,483
Rackspace Hosting, Inc.*	11,900	248,234
Twitter, Inc. (x)*	62,543	1,057,602
VeriSign, Inc. (x)*	10,641	920,021
Yelp, Inc.*	5,800	176,088
Zillow Group, Inc., Class A (x)*	3,900	142,935
Zillow Group, Inc., Class C (x)*	7,900	286,612

		85,669,290

IT Services (6.7%)
Accenture plc, Class A	69,900	7,918,971
Alliance Data Systems Corp.*	6,440	1,261,725
Automatic Data Processing, Inc.	51,000	4,685,370
Black Knight Financial Services, Inc., Class A (x)*	2,500	94,000
Booz Allen Hamilton Holding Corp.	11,900	352,716
Broadridge Financial Solutions, Inc.	13,087	853,273
Cognizant Technology Solutions Corp., Class A*	67,614	3,870,225
CoreLogic, Inc.*	5,800	223,184
CSRA, Inc.	18,200	426,426
DST Systems, Inc.	3,689	429,510
Euronet Worldwide, Inc.*	5,600	387,464
Fidelity National Information Services, Inc.	20,600	1,517,808
First Data Corp., Class A*	34,929	386,664
Fiserv, Inc.*	24,858	2,702,810
FleetCor Technologies, Inc.*	10,224	1,463,361
Gartner, Inc.*	8,900	866,949
Genpact Ltd.*	16,754	449,677
Global Payments, Inc.	17,112	1,221,455
International Business Machines Corp.	67,716	10,277,935
Jack Henry & Associates, Inc.	8,800	767,976
MasterCard, Inc., Class A	108,020	9,512,241
Paychex, Inc.	35,980	2,140,810
PayPal Holdings, Inc.*	126,676	4,624,941
Sabre Corp.	23,100	618,849
Square, Inc., Class A (x)*	5,702	51,603
Teradata Corp.*	14,451	362,287
Total System Services, Inc.	18,500	982,535
Vantiv, Inc., Class A*	17,300	979,180
Visa, Inc., Class A	213,508	15,835,888
Western Union Co.	54,955	1,054,037
WEX, Inc.*	4,300	381,281

		76,701,151

See Notes to Financial Statements.

1106

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (2.5%)
Applied Materials, Inc.	87,000	$2,085,390
Broadcom Ltd.	42,211	6,559,589
Cree, Inc.*	4,000	97,760
Intel Corp.	47,600	1,561,280
KLA-Tencor Corp.	18,300	1,340,475
Lam Research Corp.	12,298	1,033,770
Linear Technology Corp.	12,415	577,670
Maxim Integrated Products, Inc.	31,578	1,127,019
Microchip Technology, Inc. (x)	23,426	1,189,104
NVIDIA Corp.	56,900	2,674,869
ON Semiconductor Corp.*	4,600	40,572
Qorvo, Inc.*	1,500	82,890
QUALCOMM, Inc.	34,039	1,823,469
Skyworks Solutions, Inc.	19,500	1,233,960
Texas Instruments, Inc.	112,531	7,050,067
Xilinx, Inc.	8,963	413,463

		28,891,347

Software (6.8%)
Activision Blizzard, Inc.	62,600	2,480,838
Adobe Systems, Inc.*	54,634	5,233,391
ANSYS, Inc.*	2,512	227,964
Atlassian Corp. plc, Class A (x)*	2,895	74,980
Autodesk, Inc.*	19,380	1,049,233
Cadence Design Systems, Inc.*	33,400	811,620
CDK Global, Inc.	17,333	961,808
Citrix Systems, Inc.*	17,329	1,387,880
Electronic Arts, Inc.*	32,500	2,462,200
FireEye, Inc. (x)*	3,895	64,151
Fortinet, Inc.*	16,100	508,599
Guidewire Software, Inc.*	8,000	494,080
Intuit, Inc.	27,229	3,039,029
Manhattan Associates, Inc.*	8,000	513,040
Microsoft Corp.#	848,749	43,430,486
NetSuite, Inc. (x)*	4,400	320,320
Nuance Communications, Inc.*	18,800	293,844
Oracle Corp.	32,432	1,327,442
PTC, Inc.*	5,600	210,448
Red Hat, Inc.*	20,251	1,470,223
salesforce.com, Inc.*	71,684	5,692,426
ServiceNow, Inc.*	17,589	1,167,910
Splunk, Inc.*	14,600	791,028
SS&C Technologies Holdings, Inc.	15,800	443,664
Symantec Corp.	9,700	199,238
Synopsys, Inc.*	1,600	86,528
Tableau Software, Inc., Class A*	6,100	298,412
Tyler Technologies, Inc.*	3,700	616,827
Ultimate Software Group, Inc.*	3,100	651,899
VMware, Inc., Class A (x)*	2,866	163,992
Workday, Inc., Class A*	12,960	967,723

		77,441,223

Technology Hardware, Storage & Peripherals (4.8%)
Apple, Inc.	562,603	53,784,847
EMC Corp.	23,152	629,040
NCR Corp.*	13,700	380,449

		54,794,336

Total Information Technology		331,695,451

Materials (3.5%)
Chemicals (2.7%)
Air Products and Chemicals, Inc.	19,100	$2,712,964
Axalta Coating Systems Ltd.*	18,299	485,472
Celanese Corp.	1,492	97,651
E.I. du Pont de Nemours & Co.	97,921	6,345,281
Ecolab, Inc.	29,141	3,456,123
FMC Corp.	11,958	553,775
International Flavors & Fragrances, Inc.	8,966	1,130,344
LyondellBasell Industries N.V., Class A	17,200	1,280,024
Monsanto Co.	31,670	3,274,995
NewMarket Corp.	800	331,504
PPG Industries, Inc.	29,700	3,093,255
Praxair, Inc.	28,068	3,154,562
RPM International, Inc.	14,500	724,275
Scotts Miracle-Gro Co., Class A	4,593	321,097
Sherwin-Williams Co.	9,071	2,663,880
Valspar Corp.	8,800	950,664
W.R. Grace & Co.	4,300	314,803

		30,890,669

Construction Materials (0.3%)
Eagle Materials, Inc.	5,200	401,180
Martin Marietta Materials, Inc.	6,436	1,235,712
Vulcan Materials Co.	13,800	1,660,968

		3,297,860

Containers & Packaging (0.5%)
AptarGroup, Inc.	1,700	134,521
Avery Dennison Corp.	9,400	702,650
Ball Corp.	15,624	1,129,459
Bemis Co., Inc.	1,500	77,235
Berry Plastics Group, Inc.*	13,400	520,590
Crown Holdings, Inc.*	15,003	760,202
Graphic Packaging Holding Co.	25,000	313,500
Owens-Illinois, Inc.*	18,000	324,180
Packaging Corp. of America	10,400	696,072
Sealed Air Corp.	21,900	1,006,743
Silgan Holdings, Inc.	4,500	231,570

		5,896,722

Metals & Mining (0.0%)
Freeport-McMoRan, Inc.	30,500	339,770
Royal Gold, Inc.	400	28,808
Southern Copper Corp. (x)	4,129	111,401
Steel Dynamics, Inc.	3,900	95,550

		575,529

Total Materials		40,660,780

Telecommunication Services (1.3%)
Diversified Telecommunication Services (1.2%)
SBA Communications Corp., Class A*	8,818	951,815
Verizon Communications, Inc.	228,600	12,765,024
Zayo Group Holdings, Inc.*	18,141	506,678

		14,223,517

See Notes to Financial Statements.

1107

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	19,600	$848,092

Total Telecommunication Services		15,071,609

Utilities (0.1%)
Electric Utilities (0.1%)
ITC Holdings Corp.	8,299	388,559

Gas Utilities (0.0%)
Piedmont Natural Gas Co., Inc.	600	36,072

Multi-Utilities (0.0%)
Dominion Resources, Inc.	4,300	335,099

Total Utilities		759,730

Total Common Stocks (99.1%) (Cost $571,115,615)		1,133,545,280

SHORT-TERM INVESTMENTS:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	8,674,029	8,674,029

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.0%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $2,300,029, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $2,346,000. (xx)	$2,300,000	2,300,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $1,500,017, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $1,530,002. (xx)	1,500,000	1,500,000
HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $1,000,011, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $1,020,021. (xx)	1,000,000	1,000,000

HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $2,000,020, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $2,040,009. (xx)	$2,000,000	$2,000,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $6,354,067, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $6,481,074. (xx)	6,353,993	6,353,993
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $1,000,013, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $1,020,014. (xx)	1,000,000	1,000,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $2,000,027, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $2,040,027. (xx)	2,000,000	2,000,000
Natixis, 0.600%, dated 6/30/16, due 7/1/16, repurchase price $1,000,017, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50; total market value $1,020,017. (xx)	1,000,000	1,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $4,000,044, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $4,080,000. (xx)	4,000,000	4,000,000

See Notes to Financial Statements.

1108

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EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $2,000,022, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $2,040,005. (xx)	$2,000,000	$2,000,000

Total Repurchase Agreements		23,153,993

Total Short-Term Investments (2.8%) (Cost $31,828,022)		31,828,022

Total Investments (101.9%) (Cost $602,943,637)		1,165,373,302
Other Assets Less Liabilities (-1.9%)		(21,522,788)

Net Assets (100%)		$1,143,850,514

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $4,400,620.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $23,032,970. This was secured by collateral of $23,153,993 which was received as cash and subsequently invested in short-term investments currently valued at $23,153,993, as reported in the Portfolio of Investments, and $405,055 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 7.500%, maturing 7/14/16-2/15/46.

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	87	September-16	$9,120,186	$9,092,370	$(27,816)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$237,195,494	$—	$—	$237,195,494
Consumer Staples	120,241,909	—	—	120,241,909
Energy	6,619,007	—	—	6,619,007
Financials	65,124,836	—	—	65,124,836
Health Care	194,075,933	—	—	194,075,933
Industrials	122,100,531	—	—	122,100,531
Information Technology	331,695,451	—	—	331,695,451
Materials	40,660,780	—	—	40,660,780
Telecommunication Services	15,071,609	—	—	15,071,609
Utilities	759,730	—	—	759,730
Short-Term Investments
Investment Companies	8,674,029	—	—	8,674,029
Repurchase Agreements	—	23,153,993	—	23,153,993

Total Assets	$1,142,219,309	$23,153,993	$—	$1,165,373,302

See Notes to Financial Statements.

1109

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EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Futures	$(27,816)	$—	$—	$(27,816)

Total Liabilities	$(27,816)	$—	$—	$(27,816)

Total	$1,142,191,493	$23,153,993	$—	$1,165,345,486

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(27,816	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$536,880

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$30,291

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $8,878,000 during the six months ended June 30, 2016.

See Notes to Financial Statements.

1110

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$2,300,000	$—	$2,300,000	$(2,300,000)	$—
Deutsche Bank AG	1,500,000	—	1,500,000	(1,500,000)	—
HSBC Securities, Inc.	3,000,000	—	3,000,000	(3,000,000)	—
Merrill Lynch PFS, Inc.	6,353,993	—	6,353,993	(6,353,993)	—
Natixis	4,000,000	—	4,000,000	(4,000,000)	—
Nomura Securities Co., Ltd.	4,000,000	—	4,000,000	(4,000,000)	—
RBS Securities, Inc.	2,000,000	—	2,000,000	(2,000,000)	—

Total	$23,153,993	$—	$23,153,993	$(23,153,993)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$145,894,332
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$237,774,298

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$575,783,441
Aggregate gross unrealized depreciation	(13,962,883)

Net unrealized appreciation	$561,820,558

Federal income tax cost of investments	$603,552,744

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $579,789,644)	$1,142,219,309
Repurchase Agreements (Cost $23,153,993)	23,153,993
Receivable for securities sold	1,441,989
Dividends, interest and other receivables	955,127
Receivable from Separate Accounts for Trust shares sold	468,850
Due from broker for futures variation margin	84,054
Security lending income receivable	15,984
Other assets	13,619

Total assets	1,168,352,925

LIABILITIES
Payable on return of securities loaned	23,153,993
Payable to Separate Accounts for Trust shares redeemed	696,933
Investment management fees payable	327,858
Distribution fees payable – Class IB	203,347
Administrative fees payable	94,677
Distribution fees payable – Class IA	9,121
Trustees’ fees payable	3,633
Accrued expenses	12,849

Total liabilities	24,502,411

NET ASSETS	$1,143,850,514

Net assets were comprised of:
Paid in capital	$522,487,496
Accumulated undistributed net investment income (loss)	6,631,162
Accumulated undistributed net realized gain (loss) on investments and futures	52,330,007
Net unrealized appreciation (depreciation) on investments and futures	562,401,849

Net assets	$1,143,850,514

Class IA
Net asset value, offering and redemption price per share, $44,973,889 / 3,769,932 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.93

Class IB
Net asset value, offering and redemption price per share, $993,281,005 / 85,520,537 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.61

Class K
Net asset value, offering and redemption price per share, $105,595,620 / 8,842,692 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.94

(x)	Includes value of securities on loan of $23,032,970.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends (net of $280 foreign withholding tax)	$9,893,949
Interest	4,439
Securities lending (net)	35,562

Total income	9,933,950

EXPENSES
Investment management fees	2,015,653
Distribution fees – Class IB	1,218,129
Administrative fees	582,412
Distribution fees – Class IA	52,848
Printing and mailing expenses	40,031
Professional fees	33,927
Custodian fees	24,000
Trustees’ fees	14,403
Miscellaneous	12,753

Total expenses	3,994,156

NET INVESTMENT INCOME (LOSS)	5,939,794

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	52,057,362
Futures	536,880

Net realized gain (loss)	52,594,242

Change in unrealized appreciation (depreciation) on:
Investments	(47,414,552)
Futures	30,291

Net change in unrealized appreciation (depreciation)	(47,384,261)

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,209,981

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,149,775

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,939,794	$11,298,453
Net realized gain (loss) on investments and futures	52,594,242	104,615,066
Net change in unrealized appreciation (depreciation) on investments and futures	(47,384,261)	(55,355,056)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,149,775	60,558,463

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(373,372)
Class IB	—	(8,920,243)
Class K	—	(1,966,439)

	—	(11,260,054)

Distributions from net realized capital gains
Class IA	—	(3,704,364)
Class IB	—	(90,735,148)
Class K	—	(15,221,985)

	—	(109,661,497)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(120,921,551)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 471,461 and 907,486 shares, respectively ]	5,410,590	11,698,108
Capital shares issued in reinvestment of dividends and distributions [ 0 and 350,023 shares, respectively ]	—	4,077,736
Capital shares repurchased [ (317,920) and (481,749) shares, respectively ]	(3,637,056)	(6,204,872)

Total Class IA transactions	1,773,534	9,570,972

Class IB
Capital shares sold [ 4,509,499 and 11,425,001 shares, respectively ]	50,105,823	143,499,214
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,784,906 shares, respectively ]	—	99,655,391
Capital shares repurchased [ (7,168,137) and (10,200,470) shares, respectively ]	(80,591,161)	(128,170,491)

Total Class IB transactions	(30,485,338)	114,984,114

Class K
Capital shares sold [ 422,957 and 649,861 shares, respectively ]	4,921,048	8,342,857
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,475,547 shares, respectively ]	—	17,188,424
Capital shares repurchased [ (6,251,915) and (10,887,646) shares, respectively ]	(73,407,616)	(139,541,621)

Total Class K transactions	(68,486,568)	(114,010,340)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(97,198,372)	10,544,746

TOTAL INCREASE (DECREASE) IN NET ASSETS	(86,048,597)	(49,818,342)
NET ASSETS:
Beginning of period	1,229,899,111	1,279,717,453

End of period (a)	$1,143,850,514	$1,229,899,111

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$6,631,162	$691,368

See Notes to Financial Statements.

1113

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IA		2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.81	$12.48	$12.60	$10.04	$8.86	$8.77

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.11	0.12	0.11	0.12	0.09
Net realized and unrealized gain (loss) on investments and futures	0.06	0.47	1.42	3.13	1.18	0.10

Total from investment operations	0.12	0.58	1.54	3.24	1.30	0.19

Less distributions:
Dividends from net investment income	—	(0.11)	(0.12)	(0.11)	(0.12)	(0.10)
Distributions from net realized gains	—	(1.14)	(1.54)	(0.57)	—	—

Total dividends and distributions	—	(1.25)	(1.66)	(0.68)	(0.12)	(0.10)

Net asset value, end of period	$11.93	$11.81	$12.48	$12.60	$10.04	$8.86

Total return (b)	1.02%	4.84%	12.24%	32.47%	14.72%	2.23%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$44,974	$42,712	$35,445	$27,227	$19,030	$14,178
Ratio of expenses to average net assets:
After waivers (a)(f)	0.72%	0.72%	0.73%	0.73%	0.73%	0.47	%(c)
After waivers and fees paid indirectly (a)(f)	0.72%	0.72%	0.73%	0.73%	0.73%	0.47	%(c)
Before waivers and fees paid indirectly (a)(f)	0.72%	0.72%	0.73%	0.73%	0.73%	0.47	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.00%	0.87%	0.91%	0.97%	1.18%	0.99%
After waivers and fees paid indirectly (a)(f)	1.00%	0.87%	0.91%	0.97%	1.18%	0.99%
Before waivers and fees paid indirectly (a)(f)	1.00%	0.87%	0.91%	0.97%	1.18%	0.99%
Portfolio turnover rate (z)^	13%	17%	15%	15%	16%	18%

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IB		2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.50	$12.18	$12.33	$9.83	$8.68	$8.59

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.11	0.12	0.11	0.11	0.07
Net realized and unrealized gain (loss) on investments and futures	0.05	0.46	1.39	3.07	1.16	0.10

Total from investment operations	0.11	0.57	1.51	3.18	1.27	0.17

Less distributions:
Dividends from net investment income	—	(0.11)	(0.12)	(0.11)	(0.12)	(0.08)
Distributions from net realized gains	—	(1.14)	(1.54)	(0.57)	—	—

Total dividends and distributions	—	(1.25)	(1.66)	(0.68)	(0.12)	(0.08)

Net asset value, end of period	$11.61	$11.50	$12.18	$12.33	$9.83	$8.68

Total return (b)	0.96%	4.85%	12.24%	32.53%	14.65%	2.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$993,281	$1,013,947	$951,916	$873,541	$635,996	$585,640
Ratio of expenses to average net assets:
After waivers (a)(f)	0.72%	0.72%	0.73%	0.73%	0.73%	0.72%
After waivers and fees paid indirectly (a)(f)	0.72%	0.72%	0.73%	0.73%	0.73%	0.72%
Before waivers and fees paid indirectly (a)(f)	0.72%	0.72%	0.73%	0.73%	0.73%	0.72%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.00%	0.87%	0.90%	0.97%	1.15%	0.85%
After waivers and fees paid indirectly (a)(f)	1.00%	0.87%	0.90%	0.97%	1.15%	0.85%
Before waivers and fees paid indirectly (a)(f)	1.00%	0.87%	0.90%	0.97%	1.15%	0.85%
Portfolio turnover rate (z)^	13%	17%	15%	15%	16%	18%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				August 26, 2011* to December 31, 2011
Class K		2015	2014	2013	2012
Net asset value, beginning of period	$11.81	$12.48	$12.60	$10.04	$8.86	$8.27

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.14	0.15	0.14	0.13	0.04
Net realized and unrealized gain (loss) on investments and futures	0.06	0.48	1.43	3.14	1.20	0.65

Total from investment operations	0.13	0.62	1.58	3.28	1.33	0.69

Less distributions:
Dividends from net investment income	—	(0.15)	(0.16)	(0.15)	(0.15)	(0.10)
Distributions from net realized gains	—	(1.14)	(1.54)	(0.57)	—	—

Total dividends and distributions	—	(1.29)	(1.70)	(0.72)	(0.15)	(0.10)

Net asset value, end of period	$11.94	$11.81	$12.48	$12.60	$10.04	$8.86

Total return (b)	1.10%	5.11%	12.53%	32.80%	15.01%	8.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$105,596	$173,240	$292,356	$439,002	$416,272	$498,148
Ratio of expenses to average net assets:
After waivers (a)(f)	0.47%	0.47%	0.48%	0.48%	0.48%	0.47%
After waivers and fees paid indirectly (a)(f)	0.47%	0.47%	0.48%	0.48%	0.48%	0.47%
Before waivers and fees paid indirectly (a)(f)	0.47%	0.47%	0.48%	0.48%	0.48%	0.47%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.26%	1.11%	1.15%	1.21%	1.36%	1.32%
After waivers and fees paid indirectly (a)(f)	1.26%	1.11%	1.15%	1.21%	1.36%	1.32%
Before waivers and fees paid indirectly (a)(f)	1.26%	1.11%	1.15%	1.21%	1.36%	1.32%
Portfolio turnover rate (z)^	13%	17%	15%	15%	16%	18%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1115

EQ/LARGE CAP VALUE INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Financials	27.3%
Energy	13.4
Health Care	11.2
Industrials	9.6
Information Technology	9.3
Consumer Staples	9.0
Utilities	7.1
Consumer Discretionary	4.7
Telecommunication Services	4.2
Materials	2.8
Repurchase Agreements	1.4
Investment Companies	1.0
Cash and Other	(1.0)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$1,059.28	$3.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.24	3.67
Class IB
Actual	1,000.00	1,059.43	3.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.24	3.67
Class K
Actual	1,000.00	1,060.80	2.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.48	2.41

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.73%, 0.73% and 0.48%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1116

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (4.7%)
Auto Components (0.3%)
BorgWarner, Inc.	10,500	$309,960
Gentex Corp. (x)	5,500	84,975
Goodyear Tire & Rubber Co.	15,100	387,466
Johnson Controls, Inc.	24,986	1,105,880
Lear Corp.	740	75,303

		1,963,584

Automobiles (0.9%)
Ford Motor Co.	215,200	2,705,064
General Motors Co.	77,300	2,187,590

		4,892,654

Distributors (0.0%)
Genuine Parts Co.	600	60,750

Diversified Consumer Services (0.1%)
Graham Holdings Co., Class B	214	104,762
H&R Block, Inc.	12,400	285,200

		389,962

Hotels, Restaurants & Leisure (0.6%)
Aramark	7,600	253,992
Carnival Corp.	22,088	976,290
Choice Hotels International, Inc.	600	28,572
Extended Stay America, Inc.	3,500	52,325
Hilton Worldwide Holdings, Inc.	3,500	78,855
Hyatt Hotels Corp., Class A (x)*	1,225	60,196
International Game Technology plc	5,200	97,448
Marriott International, Inc., Class A (x)	1,300	86,398
MGM Resorts International*	23,216	525,378
Norwegian Cruise Line Holdings Ltd.*	7,900	314,736
Royal Caribbean Cruises Ltd.	9,494	637,522
Starwood Hotels & Resorts Worldwide, Inc.	3,800	281,010
Wendy’s Co.	4,974	47,850
Wynn Resorts Ltd. (x)	500	45,320

		3,485,892

Household Durables (0.4%)
CalAtlantic Group, Inc.	3,600	132,156
D.R. Horton, Inc.	8,327	262,134
Garmin Ltd.	6,085	258,126
Harman International Industries, Inc.	2,100	150,822
Lennar Corp., Class A	4,800	221,280
Lennar Corp., Class B (x)	600	22,350
Mohawk Industries, Inc.*	727	137,956
PulteGroup, Inc.	13,300	259,217
Toll Brothers, Inc.*	4,475	120,422
Whirlpool Corp.	3,716	619,234

		2,183,697

Internet & Catalog Retail (0.1%)
Liberty Interactive Corp. QVC Group*	10,689	271,180
Liberty Ventures*	6,000	222,420

		493,600

Leisure Products (0.0%)
Brunswick Corp.	900	$40,788
Vista Outdoor, Inc.*	3,104	148,154

		188,942

Media (0.9%)
Clear Channel Outdoor Holdings, Inc., Class A	2,500	15,550
Comcast Corp., Class A	10,000	651,900
Discovery Communications, Inc., Class A (x)*	800	20,184
Discovery Communications, Inc., Class C*	1,400	33,390
DISH Network Corp., Class A*	2,800	146,720
John Wiley & Sons, Inc., Class A	2,800	146,104
Liberty Broadband Corp. (x)*	6,868	411,347
Liberty SiriusXM Group, Class A*	5,486	172,041
Liberty SiriusXM Group, Class C*	10,072	310,923
Lions Gate Entertainment Corp. (x)	1,800	36,414
Live Nation Entertainment, Inc.*	3,100	72,850
Madison Square Garden Co., Class A (x)*	1,000	172,510
News Corp., Class A	21,505	244,082
News Corp., Class B	6,800	79,356
Regal Entertainment Group, Class A (x)	3,200	70,528
TEGNA, Inc.	12,173	282,048
Thomson Reuters Corp.	16,543	668,668
Time Warner, Inc.	14,845	1,091,701
Tribune Media Co., Class A (x)	4,500	176,310
Twenty-First Century Fox, Inc., Class A	13,520	365,716
Twenty-First Century Fox, Inc., Class B	6,100	166,225
Viacom, Inc., Class A	100	4,642
Viacom, Inc., Class B	2,200	91,234

		5,430,443

Multiline Retail (0.6%)
Dillard’s, Inc., Class A (x)	900	54,540
J.C. Penney Co., Inc. (x)*	15,859	140,828
Kohl’s Corp.	10,341	392,130
Macy’s, Inc.	16,990	571,034
Target Corp.	29,000	2,024,780

		3,183,312

Specialty Retail (0.6%)
AutoNation, Inc.*	2,200	103,356
Bed Bath & Beyond, Inc.	7,300	315,506
Best Buy Co., Inc.	15,000	459,000
Burlington Stores, Inc.*	1,700	113,407
Cabela’s, Inc.*	2,500	125,150
CST Brands, Inc.	4,065	175,120
Dick’s Sporting Goods, Inc.	1,600	72,096
Foot Locker, Inc.	1,091	59,852
GameStop Corp., Class A (x)	6,292	167,242
Gap, Inc.	11,500	244,030
L Brands, Inc.	10,900	731,717
Michaels Cos., Inc.*	1,200	34,128

See Notes to Financial Statements.

1117

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares		Value (Note 1)
Murphy USA, Inc.*	846		$62,739
Penske Automotive Group, Inc.	1,700		53,482
Signet Jewelers Ltd.	400		32,964
Staples, Inc.	35,900		309,458
Tiffany & Co.	6,000		363,840
Urban Outfitters, Inc.*	1,100		30,250

			3,453,337

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	12,400		505,176
PVH Corp.	4,500		424,035
Ralph Lauren Corp.	2,900		259,898

			1,189,109

Total Consumer Discretionary			26,915,282

Consumer Staples (9.0%)
Beverages (0.8%)
Brown-Forman Corp., Class A	200		21,606
Brown-Forman Corp., Class B	500		49,880
Coca-Cola Co.	54,200		2,456,886
Molson Coors Brewing Co., Class B	9,449		955,577
PepsiCo, Inc.	10,400		1,101,776

			4,585,725

Food & Staples Retailing (1.8%)
CVS Health Corp.	3,475		332,697
Walgreens Boots Alliance, Inc.	37,698		3,139,112
Wal-Mart Stores, Inc.	83,482		6,095,856
Whole Foods Market, Inc. (x)	14,600		467,492

			10,035,157

Food Products (2.0%)
Archer-Daniels-Midland Co.	32,216		1,381,744
Bunge Ltd.	7,811		462,021
ConAgra Foods, Inc.	5,035		240,723
Flowers Foods, Inc.	1,100		20,625
Hain Celestial Group, Inc.*	1,400		69,650
Hormel Foods Corp.	1,900		69,540
Ingredion, Inc.	1,129		146,104
J.M. Smucker Co.	6,519		993,561
Kellogg Co.	1,015		82,875
Kraft Heinz Co.	28,700		2,539,376
Mead Johnson Nutrition Co.	6,600		598,950
Mondelez International, Inc., Class A	82,462		3,752,845
Pilgrim’s Pride Corp. (x)	3,100		78,988
Pinnacle Foods, Inc.	6,500		300,885
Post Holdings, Inc.*	1,500		124,035
TreeHouse Foods, Inc.*	2,100		215,565
Tyson Foods, Inc., Class A	8,524		569,318

			11,646,805

Household Products (2.8%)
Clorox Co.	1,104		152,783
Colgate-Palmolive Co.	39,300		2,876,760
Energizer Holdings, Inc.	2,294		118,118
Kimberly-Clark Corp.	2,905		399,379
Procter & Gamble Co.	147,071		12,452,502

			15,999,542

Personal Products (0.1%)
Coty, Inc., Class A (x)	1,100		$28,589
Edgewell Personal Care Co.*	3,294		278,046
Nu Skin Enterprises, Inc., Class A (x)	2,600		120,094

			426,729

Tobacco (1.5%)
Philip Morris International, Inc.	76,400		7,771,408
Reynolds American, Inc.	17,500		943,775

			8,715,183

Total Consumer Staples			51,409,141

Energy (13.4%)
Energy Equipment & Services (2.2%)
Baker Hughes, Inc.	23,749		1,071,792
Diamond Offshore Drilling, Inc. (x)	3,725		90,629
Dril-Quip, Inc.*	2,200		128,546
Ensco plc, Class A	16,600		161,186
FMC Technologies, Inc.*	12,400		330,708
Frank’s International N.V. (x)	2,400		35,064
Halliburton Co.	46,800		2,119,572
Helmerich & Payne, Inc. (x)	5,456		366,261
Nabors Industries Ltd.	14,353		144,248
National Oilwell Varco, Inc. (x)	21,049		708,299
Noble Corp. plc (x)	13,600		112,064
Oceaneering International, Inc.	4,600		137,356
Patterson-UTI Energy, Inc.	8,257		176,039
Rowan Cos., plc, Class A (x)	6,228		109,987
RPC, Inc. (x)*	2,800		43,484
Schlumberger Ltd.	76,766		6,070,655
Superior Energy Services, Inc.	9,300		171,213
Transocean Ltd.	19,000		225,910
Weatherford International plc*	49,100		272,505

			12,475,518

Oil, Gas & Consumable Fuels (11.2%)
Anadarko Petroleum Corp.	28,486		1,516,880
Antero Resources Corp. (x)*	9,000		233,820
Apache Corp.	6,458		359,517
Cabot Oil & Gas Corp.	7,500		193,050
California Resources Corp.	—	@	5
Cheniere Energy, Inc.*	11,000		413,050
Chesapeake Energy Corp. (x)*	32,897		140,799
Chevron Corp.	103,807		10,882,088
Cimarex Energy Co.	4,300		513,076
Columbia Pipeline Group, Inc.	22,772		580,458
Concho Resources, Inc.*	7,100		846,817
ConocoPhillips Co.	67,970		2,963,492
CONSOL Energy, Inc. (x)	13,400		215,606
Continental Resources, Inc. (x)*	2,600		117,702
Devon Energy Corp.	26,435		958,269
Diamondback Energy, Inc.	3,000		273,630
Energen Corp.	5,540		267,083
EOG Resources, Inc.	26,900		2,243,998
EQT Corp.	9,505		735,972
Exxon Mobil Corp.	228,899		21,456,992
Gulfport Energy Corp.*	7,500		234,450
Hess Corp.	15,218		914,602
HollyFrontier Corp.	8,400		199,668

See Notes to Financial Statements.

1118

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Kinder Morgan, Inc.	106,100	$1,986,192
Kosmos Energy Ltd. (x)*	8,800	47,960
Laredo Petroleum, Inc. (x)*	6,900	72,312
Marathon Oil Corp.	45,448	682,175
Marathon Petroleum Corp.	29,048	1,102,662
Memorial Resource Development Corp.*	4,500	71,460
Murphy Oil Corp. (x)	8,987	285,337
Newfield Exploration Co.*	8,170	360,951
Noble Energy, Inc.	23,358	837,851
Occidental Petroleum Corp.	42,110	3,181,832
Parsley Energy, Inc., Class A*	7,600	205,656
PBF Energy, Inc., Class A	5,000	118,900
Phillips 66	24,835	1,970,409
Pioneer Natural Resources Co.	8,900	1,345,769
QEP Resources, Inc.	12,754	224,853
Range Resources Corp. (x)	8,900	383,946
Rice Energy, Inc.*	6,600	145,464
SM Energy Co.	3,800	102,600
Spectra Energy Corp.	32,607	1,194,394
Targa Resources Corp.	8,600	362,404
Tesoro Corp.	6,352	475,892
Valero Energy Corp.	25,886	1,320,186
Whiting Petroleum Corp. (x)*	11,400	105,564
Williams Cos., Inc.	31,600	683,508
World Fuel Services Corp.	3,500	166,215
WPX Energy, Inc.*	14,701	136,866

		63,832,382

Total Energy		76,307,900

Financials (27.3%)
Banks (9.6%)
Associated Banc-Corp	9,102	156,099
Bank of America Corp.	567,372	7,529,026
Bank of Hawaii Corp.	2,524	173,651
BankUnited, Inc.	5,300	162,816
BB&T Corp.	44,333	1,578,698
BOK Financial Corp. (x)	1,396	87,529
CIT Group, Inc.	9,712	309,910
Citigroup, Inc.	162,042	6,868,960
Citizens Financial Group, Inc.	17,500	349,650
Comerica, Inc.	9,605	395,054
Commerce Bancshares, Inc./Missouri	4,937	236,482
Cullen/Frost Bankers, Inc. (x)	3,147	200,558
East West Bancorp, Inc.	8,134	278,020
Fifth Third Bancorp	42,588	749,123
First Horizon National Corp.	14,084	194,078
First Niagara Financial Group, Inc.	19,958	194,391
First Republic Bank/California	1,600	111,984
Huntington Bancshares, Inc./Ohio	45,325	405,205
JPMorgan Chase & Co.	200,904	12,484,175
KeyCorp	47,612	526,113
M&T Bank Corp.	8,259	976,462
PacWest Bancorp (x)	6,600	262,548
People’s United Financial, Inc.	17,210	252,299
PNC Financial Services Group, Inc.	27,589	2,245,469
Popular, Inc.	5,732	167,948
Regions Financial Corp.	69,868	594,577
Signature Bank/New York*	1,200	$149,904
SunTrust Banks, Inc./Georgia	27,674	1,136,848
SVB Financial Group*	700	66,612
Synovus Financial Corp.	6,891	199,770
TCF Financial Corp.	9,749	123,325
U.S. Bancorp	89,550	3,611,551
Wells Fargo & Co.	252,234	11,938,235
Western Alliance Bancorp*	2,200	71,830
Zions Bancorp	11,568	290,704

		55,079,604

Capital Markets (2.7%)
Affiliated Managers Group, Inc.*	400	56,308
Ameriprise Financial, Inc.	6,010	539,998
Bank of New York Mellon Corp.	57,799	2,245,491
BlackRock, Inc.	6,864	2,351,126
Charles Schwab Corp.	13,200	334,092
E*TRADE Financial Corp.*	15,722	369,310
Franklin Resources, Inc.	19,900	664,063
Goldman Sachs Group, Inc.	21,327	3,168,766
Interactive Brokers Group, Inc., Class A	3,319	117,492
Invesco Ltd.	18,831	480,944
Lazard Ltd., Class A	6,000	178,680
Legg Mason, Inc.	5,826	171,809
LPL Financial Holdings, Inc. (x)	4,000	90,120
Morgan Stanley	78,767	2,046,367
Northern Trust Corp.	11,381	754,105
Raymond James Financial, Inc.	7,292	359,496
State Street Corp.‡	21,728	1,171,574
T. Rowe Price Group, Inc.	3,200	233,504
TD Ameritrade Holding Corp.	1,500	42,712

		15,375,957

Consumer Finance (1.3%)
Ally Financial, Inc.*	25,000	426,750
American Express Co.	44,100	2,679,516
Capital One Financial Corp.	28,130	1,786,536
Discover Financial Services	15,119	810,227
Navient Corp.	18,989	226,919
OneMain Holdings, Inc.*	2,900	66,178
Santander Consumer USA Holdings, Inc.*	4,600	47,518
SLM Corp.*	23,389	144,544
Synchrony Financial*	45,793	1,157,647

		7,345,835

Diversified Financial Services (3.3%)
Berkshire Hathaway, Inc., Class B*	104,398	15,115,787
CME Group, Inc./Illinois	18,600	1,811,640
Intercontinental Exchange, Inc.	3,417	874,615
Leucadia National Corp.	15,913	275,772
Moody’s Corp.	1,000	93,710
Nasdaq, Inc.	6,474	418,674
Voya Financial, Inc.	11,700	289,692

		18,879,890

Insurance (4.9%)
Aflac, Inc.	22,115	1,595,818
Alleghany Corp.*	780	428,672
Allied World Assurance Co. Holdings AG	4,663	163,858

See Notes to Financial Statements.

1119

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Allstate Corp.	20,588	$1,440,131
American Financial Group, Inc./Ohio	3,991	295,055
American International Group, Inc.	61,206	3,237,185
American National Insurance Co.	482	54,538
AmTrust Financial Services, Inc.	4,000	98,000
Arch Capital Group Ltd.*	6,301	453,672
Arthur J. Gallagher & Co.	3,000	142,800
Aspen Insurance Holdings Ltd.	3,401	157,738
Assurant, Inc.	3,661	315,981
Assured Guaranty Ltd.	7,354	186,571
Axis Capital Holdings Ltd.	5,406	297,330
Brown & Brown, Inc.	5,985	224,258
Chubb Ltd.	25,486	3,331,275
Cincinnati Financial Corp.	8,256	618,292
CNA Financial Corp.	1,660	52,157
Endurance Specialty Holdings Ltd.	3,504	235,329
Erie Indemnity Co., Class A	400	39,736
Everest Reinsurance Group Ltd.	2,412	440,600
First American Financial Corp.	5,900	237,298
FNF Group	14,438	541,425
Hanover Insurance Group, Inc.	2,459	208,081
Hartford Financial Services Group, Inc.	21,599	958,564
Lincoln National Corp.	10,214	395,997
Loews Corp.	15,385	632,170
Markel Corp.*	795	757,460
Mercury General Corp.	1,274	67,726
MetLife, Inc.	51,630	2,056,423
Old Republic International Corp.	13,784	265,893
Principal Financial Group, Inc.	14,784	607,770
ProAssurance Corp.	2,800	149,940
Progressive Corp.	28,985	970,997
Prudential Financial, Inc.	24,411	1,741,481
Reinsurance Group of America, Inc.	3,703	359,154
RenaissanceReinsurance Holdings Ltd.	2,451	287,845
Torchmark Corp.	6,562	405,663
Travelers Cos., Inc.	16,275	1,937,376
Unum Group	13,089	416,099
Validus Holdings Ltd.	4,127	200,531
W. R. Berkley Corp.	5,464	327,403
White Mountains Insurance Group Ltd.	258	217,236
XL Group plc	10,145	337,930

		27,889,458

Real Estate Investment Trusts (REITs) (5.3%)
Alexandria Real Estate Equities, Inc. (REIT)	3,642	377,020
American Campus Communities, Inc. (REIT)	7,200	380,664
American Capital Agency Corp. (REIT)	17,600	348,832
American Homes 4 Rent (REIT), Class A	9,200	188,416
Annaly Capital Management, Inc. (REIT) (x)	51,295	567,836
Apartment Investment & Management Co. (REIT), Class A	8,764	$387,018
Apple Hospitality REIT, Inc. (REIT) (x)	9,100	171,171
AvalonBay Communities, Inc. (REIT)	7,557	1,363,207
Boston Properties, Inc. (REIT)	7,029	927,125
Brandywine Realty Trust (REIT)	10,153	170,570
Brixmor Property Group, Inc. (REIT)	9,700	256,662
Camden Property Trust (REIT)	4,688	414,513
Care Capital Properties, Inc. (REIT)	4,634	121,457
Chimera Investment Corp. (REIT)	9,558	150,061
Columbia Property Trust, Inc. (REIT)	5,500	117,700
Communications Sales & Leasing, Inc. (REIT) (x)	6,742	194,844
Corporate Office Properties Trust (REIT)	5,267	155,745
Corrections Corp. of America (REIT)	6,534	228,821
Crown Castle International Corp. (REIT)	2,100	213,003
CubeSmart (REIT)	3,100	95,728
CyrusOne, Inc. (REIT)	500	27,830
DCT Industrial Trust, Inc. (REIT)	5,000	240,200
DDR Corp. (REIT)	15,912	288,644
Digital Realty Trust, Inc. (REIT)	2,400	261,576
Douglas Emmett, Inc. (REIT)	8,149	289,452
Duke Realty Corp. (REIT)	18,602	495,929
Empire State Realty Trust, Inc. (REIT), Class A	3,300	62,667
EPR Properties (REIT)	3,500	282,380
Equity Commonwealth (REIT)*	6,717	195,666
Equity One, Inc. (REIT)	5,000	160,900
Equity Residential (REIT)	19,609	1,350,668
Essex Property Trust, Inc. (REIT)	2,080	474,427
Forest City Realty Trust, Inc. (REIT), Class A	12,260	273,521
General Growth Properties, Inc. (REIT)	31,559	941,089
HCP, Inc. (REIT)	25,291	894,796
Healthcare Trust of America, Inc. (REIT), Class A	1,950	63,063
Highwoods Properties, Inc. (REIT)	5,300	279,840
Hospitality Properties Trust (REIT)	8,391	241,661
Host Hotels & Resorts, Inc. (REIT)	40,490	656,343
Kilroy Realty Corp. (REIT)	5,100	338,079
Kimco Realty Corp. (REIT)	22,233	697,672
Liberty Property Trust (REIT)	8,022	318,634
Macerich Co. (REIT)	8,070	689,097
MFA Financial, Inc. (REIT)	22,100	160,667
Mid-America Apartment Communities, Inc. (REIT)	4,200	446,880
National Retail Properties, Inc. (REIT)	7,500	387,900

See Notes to Financial Statements.

1120

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
NorthStar Realty Finance Corp. (REIT)	9,725	$111,157
Omega Healthcare Investors, Inc. (REIT) (x)	6,400	217,280
Outfront Media, Inc. (REIT)	7,031	169,939
Paramount Group, Inc. (REIT)	10,000	159,400
Piedmont Office Realty Trust, Inc. (REIT), Class A	7,330	157,888
Post Properties, Inc. (REIT)	2,900	177,045
Prologis, Inc. (REIT)	28,786	1,411,665
Rayonier, Inc. (REIT)	7,600	199,424
Realty Income Corp. (REIT)	13,626	945,099
Regency Centers Corp. (REIT)	4,425	370,505
Retail Properties of America, Inc. (REIT), Class A	13,200	223,080
Senior Housing Properties Trust (REIT)	11,479	239,108
Simon Property Group, Inc. (REIT)	1,600	347,040
SL Green Realty Corp. (REIT)	5,570	593,038
Sovran Self Storage, Inc. (REIT)	900	94,428
Spirit Realty Capital, Inc. (REIT)	26,300	335,851
Starwood Property Trust, Inc. (REIT)	12,800	265,216
STORE Capital Corp. (REIT)	8,300	244,435
Sun Communities, Inc. (REIT)	3,400	260,576
Tanger Factory Outlet Centers, Inc. (REIT)	500	20,090
Taubman Centers, Inc. (REIT)	1,601	118,794
Two Harbors Investment Corp. (REIT)	20,600	176,336
UDR, Inc. (REIT)	14,112	521,015
Ventas, Inc. (REIT)	12,736	927,435
VEREIT, Inc. (REIT)	50,800	515,112
Vornado Realty Trust (REIT)	9,456	946,735
Weingarten Realty Investors (REIT)	6,902	281,740
Welltower, Inc. (REIT)	19,670	1,498,264
Weyerhaeuser Co. (REIT)	40,871	1,216,730
WP Carey, Inc. (REIT)	6,000	416,520

		30,510,919

Real Estate Management & Development (0.1%)
Howard Hughes Corp. (x)*	1,947	222,581
Jones Lang LaSalle, Inc.	2,500	243,625
Realogy Holdings Corp.*	8,000	232,160

		698,366

Thrifts & Mortgage Finance (0.1%)
New York Community Bancorp, Inc. (x)	27,395	410,651
TFS Financial Corp.	4,043	69,620

		480,271

Total Financials		156,260,300

Health Care (11.2%)
Biotechnology (0.1%)
Alnylam Pharmaceuticals, Inc.*	600	33,294
Juno Therapeutics, Inc. (x)*	300	11,532
OPKO Health, Inc. (x)*	1,500	$14,010
United Therapeutics Corp.*	1,800	190,656

		249,492

Health Care Equipment & Supplies (2.3%)
Abbott Laboratories	81,034	3,185,447
Alere, Inc.*	3,876	161,552
Baxter International, Inc.	24,423	1,104,408
Cooper Cos., Inc.	626	107,403
Dentsply Sirona, Inc.	12,700	787,908
Hill-Rom Holdings, Inc.	305	15,387
Medtronic plc	77,403	6,716,258
St. Jude Medical, Inc.	4,700	366,600
Teleflex, Inc.	1,972	349,655
Zimmer Biomet Holdings, Inc.	4,759	572,888

		13,367,506

Health Care Providers & Services (1.4%)
Acadia Healthcare Co., Inc. (x)*	2,600	144,040
Aetna, Inc.	12,397	1,514,046
Amsurg Corp.*	1,300	100,802
Anthem, Inc.	10,526	1,382,485
Brookdale Senior Living, Inc.*	8,100	125,064
Cardinal Health, Inc.	1,378	107,498
Centene Corp.*	2,264	161,582
Cigna Corp.	9,300	1,190,307
DaVita HealthCare Partners, Inc.*	5,600	432,992
Envision Healthcare Holdings, Inc.*	1,700	43,129
Express Scripts Holding Co.*	4,100	310,780
HCA Holdings, Inc.*	5,500	423,555
Humana, Inc.	532	95,696
Laboratory Corp. of America Holdings*	3,080	401,231
LifePoint Health, Inc.*	2,233	145,971
MEDNAX, Inc.*	1,500	108,645
Premier, Inc., Class A*	1,700	55,590
Quest Diagnostics, Inc.	7,810	635,812
Universal Health Services, Inc., Class B	3,500	469,350
WellCare Health Plans, Inc.*	200	21,456

		7,870,031

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	10,300	130,810

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	13,200	585,552
Bio-Rad Laboratories, Inc., Class A*	1,210	173,054
PerkinElmer, Inc.	5,015	262,887
QIAGEN N.V.*	13,200	287,892
Quintiles Transnational Holdings, Inc.*	1,600	104,512
Thermo Fisher Scientific, Inc.	11,795	1,742,829
VWR Corp.*	4,000	115,600

		3,272,326

See Notes to Financial Statements.

1121

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (6.8%)
Allergan plc*	8,900	$2,056,701
Endo International plc*	11,300	176,167
Johnson & Johnson	125,402	15,211,263
Mallinckrodt plc*	6,025	366,199
Merck & Co., Inc.	152,872	8,806,956
Mylan N.V.*	17,200	743,728
Perrigo Co. plc	7,600	689,092
Pfizer, Inc.	308,500	10,862,285

		38,912,391

Total Health Care		63,802,556

Industrials (9.6%)
Aerospace & Defense (1.5%)
General Dynamics Corp.	7,903	1,100,414
Huntington Ingalls Industries, Inc.	400	67,212
L-3 Communications Holdings, Inc.	4,180	613,164
Orbital ATK, Inc.	3,176	270,405
Raytheon Co.	10,132	1,377,445
Spirit AeroSystems Holdings, Inc., Class A*	3,499	150,457
Textron, Inc.	10,239	374,338
United Technologies Corp.	42,800	4,389,140

		8,342,575

Air Freight & Logistics (0.0%)
Expeditors International of Washington, Inc.	3,000	147,120

Airlines (0.5%)
Alaska Air Group, Inc.	1,200	69,948
American Airlines Group, Inc.	31,800	900,258
Copa Holdings S.A., Class A (x)	1,800	94,068
Delta Air Lines, Inc.	9,400	342,442
JetBlue Airways Corp.*	16,400	271,584
Spirit Airlines, Inc.*	3,900	174,993
United Continental Holdings, Inc.*	18,500	759,240

		2,612,533

Building Products (0.1%)
Armstrong World Industries, Inc. (x)*	2,600	101,790
Lennox International, Inc.	200	28,520
Masco Corp.	6,400	198,016
Owens Corning, Inc.	6,268	322,927
USG Corp.*	4,800	129,408

		780,661

Commercial Services & Supplies (0.4%)
Clean Harbors, Inc.*	2,700	140,697
R.R. Donnelley & Sons Co.	3,653	61,809
Republic Services, Inc.	12,932	663,541
Stericycle, Inc.*	200	20,824
Tyco International plc	19,900	847,740
Waste Management, Inc.	4,249	281,581

		2,016,192

Construction & Engineering (0.2%)
AECOM*	7,294	231,730
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	5,500	190,465
Fluor Corp.	7,500	$369,600
Jacobs Engineering Group, Inc.*	6,578	327,650
KBR, Inc.	8,182	108,330
Quanta Services, Inc.*	6,164	142,512
Valmont Industries, Inc.	200	27,054

		1,397,341

Electrical Equipment (0.7%)
AMETEK, Inc.	10,300	476,169
Eaton Corp. plc	25,174	1,503,643
Emerson Electric Co.	29,600	1,543,936
Hubbell, Inc.	1,090	114,962
Regal Beloit Corp.	2,352	129,478
Rockwell Automation, Inc.	1,500	172,230
SolarCity Corp. (x)*	3,600	86,148

		4,026,566

Industrial Conglomerates (2.8%)
Carlisle Cos., Inc.	2,429	256,697
Danaher Corp.	24,600	2,484,600
General Electric Co.	409,418	12,888,478
Roper Technologies, Inc.	2,700	460,512

		16,090,287

Machinery (1.8%)
AGCO Corp.	4,221	198,936
Allison Transmission Holdings, Inc.	7,800	220,194
Caterpillar, Inc.	30,800	2,334,948
Colfax Corp.*	5,600	148,176
Crane Co.	2,741	155,470
Cummins, Inc.	8,700	978,228
Deere & Co. (x)	13,100	1,061,624
Donaldson Co., Inc.	400	13,744
Dover Corp.	8,423	583,882
Flowserve Corp.	2,800	126,476
IDEX Corp.	260	21,346
Ingersoll-Rand plc	7,031	447,734
ITT, Inc.	5,000	159,900
Lincoln Electric Holdings, Inc.	1,200	70,896
Manitowoc Foodservice, Inc.*	3,900	68,718
Oshkosh Corp.	4,000	190,840
PACCAR, Inc.	17,200	892,164
Parker-Hannifin Corp.	7,366	795,896
Pentair plc	9,136	532,537
Snap-on, Inc.	900	142,038
Stanley Black & Decker, Inc.	7,268	808,347
Terex Corp.	5,168	104,962
Timken Co.	4,266	130,796
Trinity Industries, Inc.	8,706	161,670
Xylem, Inc.	4,713	210,436

		10,559,958

Marine (0.0%)
Kirby Corp.*	3,100	193,409

Professional Services (0.1%)
Dun & Bradstreet Corp.	1,200	146,208
IHS, Inc., Class A*	400	46,244
ManpowerGroup, Inc.	3,967	255,237
Nielsen Holdings plc	4,330	225,030

		672,719

See Notes to Financial Statements.

1122

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Road & Rail (1.3%)
AMERCO	100	$37,455
CSX Corp.	52,600	1,371,808
Genesee & Wyoming, Inc., Class A*	3,100	182,745
Hertz Global Holdings, Inc.*	15,900	176,013
Kansas City Southern	5,900	531,531
Norfolk Southern Corp.	16,301	1,387,704
Old Dominion Freight Line, Inc.*	1,400	84,434
Ryder System, Inc.	3,109	190,085
Union Pacific Corp.	39,200	3,420,200

		7,381,975

Trading Companies & Distributors (0.1%)
Air Lease Corp.	2,700	72,306
MSC Industrial Direct Co., Inc., Class A	1,500	105,840
United Rentals, Inc.*	700	46,970
WESCO International, Inc. (x)*	2,592	133,462

		358,578

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Corp.	3,900	288,795

Total Industrials		54,868,709

Information Technology (9.3%)
Communications Equipment (1.7%)
ARRIS International plc*	6,400	134,144
Brocade Communications Systems, Inc.	23,308	213,967
Cisco Systems, Inc.	277,800	7,970,082
EchoStar Corp., Class A*	2,859	113,502
Harris Corp.	6,890	574,902
Juniper Networks, Inc.	20,600	463,294
Motorola Solutions, Inc.	8,500	560,745

		10,030,636

Electronic Equipment, Instruments & Components (0.5%)
Arrow Electronics, Inc.*	4,995	309,190
Avnet, Inc.	7,058	285,920
Corning, Inc.	59,267	1,213,788
Dolby Laboratories, Inc., Class A	3,100	148,335
Fitbit, Inc., Class A (x)	1,100	13,442
FLIR Systems, Inc.	7,500	232,125
Ingram Micro, Inc., Class A*	8,179	284,466
IPG Photonics Corp.*	300	24,000
Jabil Circuit, Inc.	8,818	162,868
Keysight Technologies, Inc.*	9,400	273,446
National Instruments Corp.	1,200	32,880
Trimble Navigation Ltd.*	2,900	70,644
Zebra Technologies Corp., Class A*	500	25,050

		3,076,154

Internet Software & Services (0.4%)
Akamai Technologies, Inc.*	1,100	61,523
IAC/InterActiveCorp	800	45,040
Pandora Media, Inc.*	1,700	21,165
Twitter, Inc. (x)*	4,100	69,331
Yahoo!, Inc.*	47,782	1,794,692
Yelp, Inc.*	900	27,324
Zillow Group, Inc., Class A (x)*	1,000	$36,650
Zillow Group, Inc., Class C (x)*	2,000	72,560

		2,128,285

IT Services (0.8%)
Amdocs Ltd.	8,171	471,630
Booz Allen Hamilton Holding Corp.	700	20,748
Computer Sciences Corp.	7,941	394,271
CoreLogic, Inc.*	2,035	78,307
Fidelity National Information Services, Inc.	7,752	571,167
International Business Machines Corp.	15,200	2,307,056
Leidos Holdings, Inc.	3,150	150,791
Xerox Corp.	55,500	526,695

		4,520,665

Semiconductors & Semiconductor Equipment (2.8%)
Analog Devices, Inc.	16,900	957,216
Applied Materials, Inc.	17,200	412,284
Cree, Inc.*	3,500	85,540
Cypress Semiconductor Corp. (x)	18,600	196,230
First Solar, Inc.*	4,000	193,920
Intel Corp.	237,411	7,787,081
Lam Research Corp.	1,720	144,583
Linear Technology Corp.	7,000	325,710
Marvell Technology Group Ltd.	23,800	226,814
Micron Technology, Inc.*	55,829	768,207
ON Semiconductor Corp.*	20,400	179,928
Qorvo, Inc.*	6,800	375,768
QUALCOMM, Inc.	64,300	3,444,551
Skyworks Solutions, Inc.	900	56,952
SunPower Corp. (x)*	2,300	35,627
Teradyne, Inc.	11,300	222,497
Xilinx, Inc.	9,600	442,848

		15,855,756

Software (1.5%)
ANSYS, Inc.*	3,600	326,700
Autodesk, Inc.*	2,100	113,694
CA, Inc.	16,258	533,750
FireEye, Inc. (x)*	6,400	105,408
Nuance Communications, Inc.*	3,000	46,890
Oracle Corp.	147,200	6,024,896
PTC, Inc.*	3,500	131,530
SS&C Technologies Holdings, Inc.	1,200	33,696
Symantec Corp.	29,000	595,660
Synopsys, Inc.*	7,486	404,843
VMware, Inc., Class A (x)*	3,100	177,382
Zynga, Inc., Class A*	46,300	115,287

		8,609,736

Technology Hardware, Storage & Peripherals (1.6%)
Apple, Inc.	25,413	2,429,483
EMC Corp.	96,300	2,616,471
Hewlett Packard Enterprise Co.	96,000	1,753,920
HP, Inc.	94,300	1,183,465
Lexmark International, Inc., Class A	3,377	127,482

See Notes to Financial Statements.

1123

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
NetApp, Inc.	16,000	$393,440
Western Digital Corp.	14,869	702,709

		9,206,970

Total Information Technology		53,428,202

Materials (2.8%)
Chemicals (1.5%)
Air Products and Chemicals, Inc.	1,400	198,856
Albemarle Corp.	6,325	501,636
Ashland, Inc.	3,317	380,692
Cabot Corp.	3,535	161,408
Celanese Corp.	7,400	484,330
CF Industries Holdings, Inc.	12,800	308,480
Dow Chemical Co.	61,910	3,077,546
Eastman Chemical Co.	8,100	549,990
FMC Corp.	1,400	64,834
Huntsman Corp.	10,901	146,619
LyondellBasell Industries N.V., Class A	10,700	796,294
Monsanto Co.	8,400	868,644
Mosaic Co.	19,500	510,510
Platform Specialty Products Corp. (x)*	4,900	43,512
Praxair, Inc.	1,900	213,541
Scotts Miracle-Gro Co., Class A	400	27,964
W.R. Grace & Co.	1,700	124,457
Westlake Chemical Corp.	2,300	98,716

		8,558,029

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	300	57,600
Vulcan Materials Co.	482	58,014

		115,614

Containers & Packaging (0.4%)
AptarGroup, Inc.	2,699	213,572
Avery Dennison Corp.	381	28,480
Bemis Co., Inc.	4,871	250,808
Graphic Packaging Holding Co.	5,200	65,208
International Paper Co.	22,575	956,728
Sonoco Products Co.	5,682	282,168
WestRock Co.	13,289	516,543

		2,313,507

Metals & Mining (0.9%)
Alcoa, Inc.	74,081	686,731
Compass Minerals International, Inc.	1,900	140,961
Freeport-McMoRan, Inc.	53,900	600,446
Newmont Mining Corp.	29,800	1,165,776
Nucor Corp.	17,420	860,722
Reliance Steel & Aluminum Co.	3,809	292,912
Royal Gold, Inc.	3,600	259,272
Southern Copper Corp. (x)	2,600	70,148
Steel Dynamics, Inc.	11,001	269,524
Tahoe Resources, Inc.	16,500	247,005
United States Steel Corp. (x)	8,224	138,657

		4,732,154

Paper & Forest Products (0.0%)
Domtar Corp.	3,746	131,147

Total Materials		15,850,451

Telecommunication Services (4.2%)
Diversified Telecommunication Services (4.1%)
AT&T, Inc.	340,062	$14,694,079
CenturyLink, Inc.	29,608	858,928
Frontier Communications Corp. (x)	67,333	332,625
Level 3 Communications, Inc.*	16,100	828,989
SBA Communications Corp., Class A*	2,500	269,850
Verizon Communications, Inc.	112,600	6,287,584

		23,272,055

Wireless Telecommunication Services (0.1%)
Sprint Corp. (x)*	42,111	190,763
Telephone & Data Systems, Inc.	5,246	155,596
T-Mobile US, Inc.*	6,000	259,620
U.S. Cellular Corp.*	371	14,569

		620,548

Total Telecommunication Services		23,892,603

Utilities (7.1%)
Electric Utilities (4.2%)
Alliant Energy Corp.	12,686	503,634
American Electric Power Co., Inc.	26,954	1,889,206
Avangrid, Inc.	3,200	147,392
Duke Energy Corp.	38,093	3,267,998
Edison International	17,476	1,357,361
Entergy Corp.	9,769	794,708
Eversource Energy	17,367	1,040,283
Exelon Corp.	48,953	1,779,931
FirstEnergy Corp.	22,963	801,638
Great Plains Energy, Inc.	8,635	262,504
Hawaiian Electric Industries, Inc.	5,504	180,476
ITC Holdings Corp.	4,200	196,644
NextEra Energy, Inc.	25,384	3,310,074
OGE Energy Corp.	10,684	349,901
PG&E Corp.	27,409	1,751,983
Pinnacle West Capital Corp.	6,251	506,706
PPL Corp.	36,674	1,384,444
Southern Co.	51,796	2,777,820
Westar Energy, Inc.	7,628	427,855
Xcel Energy, Inc.	28,119	1,259,169

		23,989,727

Gas Utilities (0.3%)
AGL Resources, Inc.	6,708	442,527
Atmos Energy Corp.	5,627	457,587
National Fuel Gas Co.	4,044	230,023
Piedmont Natural Gas Co., Inc. (x)	4,100	246,492
Questar Corp.	9,754	247,459
UGI Corp.	9,237	417,974

		2,042,062

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp.	36,586	456,594
Calpine Corp.*	17,547	258,818
NRG Energy, Inc.	18,294	274,227

		989,639

See Notes to Financial Statements.

1124

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (2.2%)
Ameren Corp.	13,125	$703,238
CenterPoint Energy, Inc.	23,182	556,368
CMS Energy Corp.	15,170	695,696
Consolidated Edison, Inc.	16,777	1,349,542
Dominion Resources, Inc.	31,821	2,479,811
DTE Energy Co.	9,801	971,475
MDU Resources Group, Inc.	11,446	274,704
NiSource, Inc.	17,072	452,750
Public Service Enterprise Group, Inc.	27,758	1,293,800
SCANA Corp.	7,194	544,298
Sempra Energy	13,559	1,545,997
TECO Energy, Inc.	13,613	376,263
Vectren Corp.	4,314	227,218
WEC Energy Group, Inc.	17,186	1,122,246

		12,593,406

Water Utilities (0.2%)
American Water Works Co., Inc.	9,783	826,761
Aqua America, Inc.	9,871	352,000

		1,178,761

Total Utilities		40,793,595

Total Common Stocks (98.6%) (Cost $453,231,307)		563,528,739

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Security (0.2%)
U.S. Treasury Bills 0.21%, 9/8/16#(p)	$785,000	784,684

	Number of Shares	Value (Note 1)
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	5,583,930	5,583,930

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.4%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $700,009, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $714,000. (xx)	$700,000	700,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $400,005, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $408,001. (xx)	400,000	400,000
HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $500,005, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $510,010. (xx)	$500,000	$500,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $4,182,326, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $4,265,924. (xx)	4,182,278	4,182,278
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $500,007, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $510,007. (xx)	500,000	500,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $500,007, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $510,007. (xx)	500,000	500,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $500,006, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $510,000. (xx)	500,000	500,000
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $1,000,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $1,020,002. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		8,282,278

Total Short-Term Investments (2.6%) (Cost $14,650,519)		14,650,892

Total Investments (101.2%) (Cost $467,881,826)		578,179,631
Other Assets Less Liabilities (-1.2%)		(6,805,408)

Net Assets (100%)		$571,374,223

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $784,684.
@	Shares are less than 0.5.
(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $8,180,892. This was secured by collateral of $8,282,278 which was received as cash and subsequently invested in short-term investments currently valued at $8,282,278, as reported in the Portfolio of Investments, and $113,688 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 5.375%, maturing 7/14/16- 11/15/45.

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)
State Street Corp.	$1,548,046	$—	$94,349	$1,171,574	$15,081	$(6,879)

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
Russell 1000 Mini Index	3	September-16	$346,840	$346,650	$(190)
S&P 500 E-Mini Index	74	September-16	7,659,537	7,733,740	74,203
S&P MidCap 400 E-Mini Index	3	September-16	446,192	447,900	1,708

					$75,721

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$26,915,282	$—	$—	$26,915,282
Consumer Staples	51,409,141	—	—	51,409,141
Energy	76,307,900	—	—	76,307,900
Financials	156,260,300	—	—	156,260,300
Health Care	63,802,556	—	—	63,802,556
Industrials	54,868,709	—	—	54,868,709
Information Technology	53,428,202	—	—	53,428,202
Materials	15,850,451	—	—	15,850,451
Telecommunication Services	23,892,603	—	—	23,892,603
Utilities	40,793,595	—	—	40,793,595
Futures	75,911	—	—	75,911
Short-Term Investments
Government Securities	—	784,684	—	784,684
Investment Companies	5,583,930	—	—	5,583,930
Repurchase Agreements	—	8,282,278	—	8,282,278

Total Assets	$569,188,580	$9,066,962	$—	$578,255,542

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Futures	$(190)	$—	$—	$(190)

Total Liabilities	$(190)	$—	$—	$(190)

Total	$569,188,390	$9,066,962	$—	$578,255,352

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$75,911	*

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(190	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$299,060

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$14,165

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $8,263,000 during the six months ended June 30, 2016.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$700,000	$—	$700,000	$(700,000)	$—
Deutsche Bank AG	400,000	—	400,000	(400,000)	—
HSBC Securities, Inc.	500,000	—	500,000	(500,000)	—
Merrill Lynch PFS, Inc.	4,182,278	—	4,182,278	(4,182,278)	—
Natixis	1,000,000	—	1,000,000	(1,000,000)	—
Nomura Securities Co., Ltd.	500,000	—	500,000	(500,000)	—
RBS Securities, Inc.	1,000,000	—	1,000,000	(1,000,000)	—

Total	$8,282,278	$—	$8,282,278	$(8,282,278)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$78,283,111
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$94,772,719

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$132,110,458
Aggregate gross unrealized depreciation	(25,439,999)

Net unrealized appreciation	$106,670,459

Federal income tax cost of investments	$471,509,172

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $790,516)	$1,171,574
Unaffiliated Issuers (Cost $458,809,032)	568,725,779
Repurchase Agreements (Cost $8,282,278)	8,282,278
Cash	1,861,000
Dividends, interest and other receivables	818,957
Due from broker for futures variation margin	98,580
Receivable from Separate Accounts for Trust shares sold	81,066
Receivable for securities sold	26,933
Security lending income receivable	3,849
Other assets	6,071

Total assets	581,076,087

LIABILITIES
Payable on return of securities loaned	8,282,278
Payable to Separate Accounts for Trust shares redeemed	554,633
Payable for securities purchased	518,515
Investment management fees payable	162,224
Distribution fees payable – Class IB	105,457
Administrative fees payable	46,846
Distribution fees payable – Class IA	10,397
Trustees’ fees payable	1,433
Accrued expenses	20,081

Total liabilities	9,701,864

NET ASSETS	$571,374,223

Net assets were comprised of:
Paid in capital	$443,445,494
Accumulated undistributed net investment income (loss)	5,756,153
Accumulated undistributed net realized gain (loss) on investments and futures	11,799,050
Net unrealized appreciation (depreciation) on investments and futures	110,373,526

Net assets	$571,374,223

Class IA
Net asset value, offering and redemption price per share, $50,986,194 / 6,200,972 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.22

Class IB
Net asset value, offering and redemption price per share, $520,286,501 / 63,464,798 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.20

Class K
Net asset value, offering and redemption price per share, $101,528 / 12,381 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.20

(x)	Includes value of securities on loan of $8,180,892.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends ($15,081 of dividend income received from affiliates) (net of $4,874 foreign withholding tax)	$7,510,557
Interest	5,221
Securities lending (net)	9,487

Total income	7,525,265

EXPENSES
Investment management fees	943,864
Distribution fees – Class IB	613,306
Administrative fees	272,725
Distribution fees – Class IA	60,767
Professional fees	27,424
Printing and mailing expenses	18,528
Custodian fees	18,404
Trustees’ fees	6,635
Miscellaneous	6,339

Total expenses	1,967,992

NET INVESTMENT INCOME (LOSS)	5,557,273

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($(6,879) of realized gain (loss) from affiliates)	14,762,212
Futures	299,060

Net realized gain (loss)	15,061,272

Change in unrealized appreciation (depreciation) on:
Investments ($(282,123) of change in unrealized appreciation (depreciation) from affiliates)	9,791,924
Futures	14,165

Net change in unrealized appreciation (depreciation)	9,806,089

NET REALIZED AND UNREALIZED GAIN (LOSS)	24,867,361

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,424,634

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,557,273	$10,925,900
Net realized gain (loss) on investments and futures	15,061,272	36,434,203
Net change in unrealized appreciation (depreciation) on investments and futures	9,806,089	(73,812,771)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	30,424,634	(26,452,668)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(1,105,961)
Class IB	—	(9,807,242)
Class K	—	(2,087)

	—	(10,915,290)

Distributions from net realized capital gains
Class IA	—	(1,449,773)
Class IB	—	(12,896,875)
Class K	—	(2,428)

	—	(14,349,076)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(25,264,366)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 663,765 and 2,577,268 shares, respectively ]	5,214,035	21,537,024
Capital shares issued in reinvestment of dividends and distributions [ 0 and 336,474 shares, respectively ]	—	2,555,734
Capital shares repurchased [ (1,814,979) and (1,706,206) shares, respectively ]	(13,380,901)	(14,261,875)

Total Class IA transactions	(8,166,866)	9,830,883

Class IB
Capital shares sold [ 3,728,181 and 7,386,531 shares, respectively ]	28,960,783	61,630,850
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,997,863 shares, respectively ]	—	22,704,117
Capital shares repurchased [ (5,647,489) and (10,551,757) shares, respectively ]	(43,080,982)	(87,917,927)

Total Class IB transactions	(14,120,199)	(3,582,960)

Class K
Capital shares sold [ 0 and 11,784 shares, respectively ]	—	100,000
Capital shares issued in reinvestment of dividends and distributions [ 0 and 597 shares, respectively ]	—	4,515
Capital shares repurchased [ 0 and (21) shares, respectively ]	—	(183)

Total Class K transactions	—	104,332

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(22,287,065)	6,352,255

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,137,569	(45,364,779)
NET ASSETS:
Beginning of period	563,236,654	608,601,433

End of period (a)	$571,374,223	$563,236,654

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$5,756,153	$198,880

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IA		2015	2014	2013	2012	2011
Net asset value, beginning of period	$7.76	$8.51	$7.67	$5.91	$5.17	$5.27

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.16	0.12	0.11	0.11	0.11
Net realized and unrealized gain (loss) on investments and futures	0.38	(0.54)	0.85	1.76	0.75	(0.12)

Total from investment operations	0.46	(0.38)	0.97	1.87	0.86	(0.01)

Less distributions:
Dividends from net investment income	—	(0.16)	(0.13)	(0.11)	(0.12)	(0.09)
Distributions from net realized gains	—	(0.21)	—	—	—	—

Total dividends and distributions	—	(0.37)	(0.13)	(0.11)	(0.12)	(0.09)

Net asset value, end of period	$8.22	$7.76	$8.51	$7.67	$5.91	$5.17

Total return (b)	5.93%	(4.46)%	12.59%	31.63%	16.56%	(0.15)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$50,986	$57,074	$52,296	$42,374	$32,126	$30,104
Ratio of expenses to average net assets:
After waivers (a)(f)	0.73%	0.73%	0.73%	0.75%	0.75%	0.50%
After waivers and fees paid indirectly (a)(f)	0.73%	0.73%	0.73%	0.74%	0.75%	0.49%
Before waivers and fees paid indirectly (a)(f)	0.73%	0.73%	0.73%	0.75%	0.75%	0.50%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.04%	1.90%	1.51%	1.61%	1.93%	2.06%
After waivers and fees paid indirectly (a)(f)	2.04%	1.90%	1.51%	1.62%	1.93%	2.07%
Before waivers and fees paid indirectly (a)(f)	2.04%	1.90%	1.51%	1.61%	1.93%	2.06%
Portfolio turnover rate (z)^	14%	19%	16%	17%	20%	25%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IB		2015	2014	2013	2012	2011
Net asset value, beginning of period	$7.74	$8.49	$7.65	$5.89	$5.15	$5.25

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.16	0.12	0.11	0.11	0.09
Net realized and unrealized gain (loss) on investments and futures	0.38	(0.54)	0.85	1.76	0.75	(0.11)

Total from investment operations	0.46	(0.38)	0.97	1.87	0.86	(0.02)

Less distributions:
Dividends from net investment income	—	(0.16)	(0.13)	(0.11)	(0.12)	(0.08)
Distributions from net realized gains	—	(0.21)	—	—	—	—

Total dividends and distributions	—	(0.37)	(0.13)	(0.11)	(0.12)	(0.08)

Net asset value, end of period	$8.20	$7.74	$8.49	$7.65	$5.89	$5.15

Total return (b)	5.94%	(4.47)%	12.62%	31.73%	16.61%	(0.41)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$520,287	$506,067	$556,305	$464,380	$316,187	$301,883
Ratio of expenses to average net assets:
After waivers (a)(f)	0.73%	0.73%	0.73%	0.75%	0.75%	0.75%
After waivers and fees paid indirectly (a)(f)	0.73%	0.73%	0.73%	0.74%	0.75%	0.74%
Before waivers and fees paid indirectly (a)(f)	0.73%	0.73%	0.73%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.06%	1.86%	1.51%	1.61%	1.92%	1.76%
After waivers and fees paid indirectly (a)(f)	2.06%	1.86%	1.51%	1.62%	1.93%	1.76%
Before waivers and fees paid indirectly (a)(f)	2.06%	1.86%	1.51%	1.61%	1.92%	1.76%
Portfolio turnover rate (z)^	14%	19%	16%	17%	20%	25%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	May 1, 2015** to December 31, 2015		January 1, 2015 to April 13, 2015‡		Year Ended December 31,			August 26, 2011* to December 31, 2011
Class K						2014	2013	2012
Net asset value, beginning of period	$7.73	$8.49		$8.58		$7.70	$5.91	$5.17	$4.79

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.13		0.05		0.17	0.11	0.12	0.04
Net realized and unrealized gain (loss) on investments and futures	0.38	(0.50)		(0.02)		0.86	1.81	0.75	0.42

Total from investment operations	0.47	(0.37)		0.03		1.03	1.92	0.87	0.46

Less distributions:
Dividends from net investment income	—	(0.18)		—		(0.15)	(0.13)	(0.13)	(0.08)
Distributions from net realized gains	—	(0.21)		—		—	—	—	—

Total dividends and distributions	—	(0.39)		—		(0.15)	(0.13)	(0.13)	(0.08)

Net asset value, end of period	$8.20	$7.73		$8.61		$8.58	$7.70	$5.91	$5.17

Total return (b)	6.08%	(4.34)%		0.35%		13.36%	32.47%	16.86%	9.77%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$102	$96		$—		$— #	$— #	$13	$11
Ratio of expenses to average net assets:
After waivers (a)(f)	0.48%	0.48%		0.48%		0.48%	0.46%	0.50%	0.50%
After waivers and fees paid indirectly (a)(f)	0.48%	0.48%		0.48%		0.48%	0.46%	0.50%	0.49%
Before waivers and fees paid indirectly (a)(f)	0.48%	0.48%		0.48%		0.48%	0.46%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.31%	2.36	%(l)	1.73	%(l)	2.04%	1.70%	2.18%	2.31%
After waivers and fees paid indirectly (a)(f)	2.31%	2.36	%(l)	1.73	%(l)	2.04%	1.71%	2.19%	2.32%
Before waivers and fees paid indirectly (a)(f)	2.31%	2.36	%(l)	1.73	%(l)	2.04%	1.71%	2.18%	2.31%
Portfolio turnover rate (z)^	14%	19%		19%		16%	17%	20%	25%
*	Commencement of Operations.
**	Resumed operations.
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
#	Amount is less than $500.00.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	Market Value	% of Net Assets
Consumer Staples	$274,828,655	21.4%
Information Technology	224,317,463	17.5
Health Care	223,677,115	17.5
Industrials	160,869,913	12.6
Financials	148,493,499	11.6
Consumer Discretionary	132,570,541	10.3
Materials	73,985,027	5.8
Investment Companies	14,396,052	1.1
Energy	13,457,202	1.0
Telecommunication Services	9,889,302	0.8
Cash and Other	4,631,156	0.4

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$1,018.40	$6.19
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.73	6.19
Class IB
Actual	1,000.00	1,018.38	6.19
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.73	6.19
Class K
Actual	1,000.00	1,018.40	4.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.97	4.94

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.23%, 1.23% and 0.98%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (1.3%)
Brambles Ltd.	1,337,801	$12,413,646
Oil Search Ltd.	850,751	4,278,173

		16,691,819

Brazil (0.6%)
Ambev S.A. (ADR)	1,333,998	7,883,928

Canada (3.2%)
Canadian National Railway Co.	468,278	27,656,499
Element Financial Corp.	441,254	4,679,113
Suncor Energy, Inc.	330,883	9,179,029

		41,514,641

China (3.9%)
Alibaba Group Holding Ltd. (ADR)*	260,349	20,705,556
Baidu, Inc. (ADR)*	71,380	11,788,407
Guangzhou Automobile Group Co., Ltd., Class H	4,895,294	5,898,416
Hengan International Group Co., Ltd.	657,000	5,527,704
Qinqin Foodstuffs Group Cayman Co., Ltd.*†	131,400	186,308
Want Want China Holdings Ltd.	8,547,000	6,152,787

		50,259,178

Denmark (2.2%)
Carlsberg A/S, Class B	141,026	13,383,424
Novo Nordisk A/S, Class B	269,575	14,496,951

		27,880,375

France (16.1%)
Air Liquide S.A.	126,909	13,300,234
Danone S.A.	565,994	39,909,742
Dassault Systemes S.A.	160,445	12,251,554
Essilor International S.A.	118,671	15,794,275
Kering	64,230	10,475,046
Legrand S.A.	125,116	6,455,355
L’Oreal S.A.	121,212	23,186,165
LVMH Moet Hennessy Louis Vuitton SE	180,499	27,330,637
Pernod-Ricard S.A.	266,297	29,662,088
Publicis Groupe S.A.	141,773	9,604,852
Schneider Electric SE	309,700	18,328,407

		206,298,355

Germany (9.0%)
Bayer AG (Registered)	223,880	22,525,059
Brenntag AG	225,837	10,913,503
Fresenius Medical Care AG & Co. KGaA	192,639	16,668,230
GEA Group AG	183,282	8,614,550
Linde AG	129,707	18,053,060
SAP SE	322,730	24,123,299
Symrise AG	207,989	14,172,495

		115,070,196

Hong Kong (2.8%)
AIA Group Ltd.	5,327,369	32,101,972
Dairy Farm International Holdings Ltd. (BATS Europe Exchange)	383,838	2,595,742

Dairy Farm International Holdings Ltd. (London Stock Exchange)	76,500	$498,015

		35,195,729

India (2.7%)
HDFC Bank Ltd.	1,234,712	24,986,006
ITC Ltd.	1,696,673	9,241,534

		34,227,540

Ireland (4.1%)
Accenture plc, Class A	281,766	31,921,270
Experian plc	467,610	8,882,049
Paddy Power Betfair plc	115,757	12,221,062

		53,024,381

Israel (1.5%)
Nice Ltd. (ADR)	307,100	19,608,335

Italy (0.9%)
Prysmian S.p.A.	535,689	11,743,171

Japan (8.8%)
AEON Financial Service Co., Ltd.	226,200	4,860,918
Japan Tobacco, Inc.	371,900	14,898,537
Keyence Corp.	12,100	8,160,877
Nippon Paint Holdings Co., Ltd.	189,000	4,642,218
Obic Co., Ltd.	210,000	11,480,534
SoftBank Group Corp.	174,800	9,889,302
Sundrug Co., Ltd.	207,900	19,329,958
Terumo Corp.	421,800	17,884,865
Toto Ltd.	246,400	9,763,376
Unicharm Corp.	337,500	7,517,915
Yamato Holdings Co., Ltd.	166,700	3,818,046

		112,246,546

Mexico (0.7%)
Grupo Financiero Banorte S.A.B. de C.V., Class O	1,505,134	8,440,088
Grupo Financiero Inbursa S.A.B. de C.V., Class O	269,579	457,100

		8,897,188

Netherlands (1.6%)
Akzo Nobel N.V.	232,732	14,641,895
QIAGEN N.V.*	262,389	5,683,260

		20,325,155

Peru (0.8%)
Credicorp Ltd.	65,304	10,078,366

Singapore (1.0%)
DBS Group Holdings Ltd.	1,122,800	13,228,923

South Korea (0.4%)
Naver Corp.	9,211	5,727,383

Spain (1.2%)
Amadeus IT Holding S.A., Class A	350,028	15,334,202

Sweden (1.4%)
Atlas Copco AB, Class A	227,253	5,884,368
Telefonaktiebolaget LM Ericsson, Class B	1,573,073	12,023,983

		17,908,351

See Notes to Financial Statements.

1135

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Switzerland (13.5%)
Julius Baer Group Ltd.*	237,186	$9,531,674
Nestle S.A. (Registered)	610,785	47,113,318
Novartis AG (Registered)	424,809	34,946,393
Roche Holding AG	183,037	48,327,365
Sonova Holding AG (Registered)	59,965	7,967,114
UBS Group AG (Registered)	1,931,018	24,984,677

		172,870,541

Taiwan (3.3%)
MediaTek, Inc.	743,000	5,673,368
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)*	1,381,454	36,235,538

		41,908,906

United Kingdom (15.3%)
ARM Holdings plc	612,913	9,283,157
Burberry Group plc	652,329	10,197,112
Compass Group plc	1,493,485	28,468,213
Croda International plc	218,902	9,175,125
Diageo plc	706,934	19,780,873
HSBC Holdings plc	2,424,288	15,144,662
Intertek Group plc	286,897	13,397,208
Reckitt Benckiser Group plc	277,923	27,960,617
Rolls-Royce Holdings plc*	1,289,593	12,245,677
Rolls-Royce Holdings plc (b)*†	91,872,154	122,305
Smith & Nephew plc	641,016	10,871,259
Weir Group plc	550,597	10,631,753
Whitbread plc	290,829	13,593,293
WPP plc	711,945	14,781,910

		195,653,164

United States (2.2%)
Mettler-Toledo International, Inc.*	60,433	22,053,210
Shire plc	104,891	6,459,134

		28,512,344

Total Common Stocks (98.5%) (Cost $1,034,334,834)		1,262,088,717

SHORT-TERM INVESTMENT:
Investment Company (1.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	14,396,052	14,396,052

Total Short-Term Investment (1.1%) (Cost $14,396,052)		14,396,052

Total Investments (99.6%) (Cost $1,048,730,886)		1,276,484,769
Other Assets Less Liabilities (0.4%)		4,631,156

Net Assets (100%)		$1,281,115,925

*	Non-income producing.
†	Security (totaling $308,613 or 0.0% of net assets) held at fair value by management.
(b)	Illiquid Security.

Glossary:

ADR	— American Depositary Receipt

Sector Weightings as of June 30, 2016	Market Value	% of Net Assets
Consumer Staples	$274,828,655	21.4%
Information Technology	224,317,463	17.5
Health Care	223,677,115	17.5
Industrials	160,869,913	12.6
Financials	148,493,499	11.6
Consumer Discretionary	132,570,541	10.3
Materials	73,985,027	5.8
Investment Companies	14,396,052	1.1
Energy	13,457,202	1.0
Telecommunication Services	9,889,302	0.8
Cash and Other	4,631,156	0.4

		100.0%

See Notes to Financial Statements.

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$132,570,541	$—	$132,570,541
Consumer Staples	8,381,943	266,260,404	186,308	274,828,655
Energy	9,179,029	4,278,173	—	13,457,202
Financials	23,654,667	124,838,832	—	148,493,499
Health Care	22,053,210	201,623,905	—	223,677,115
Industrials	27,656,499	133,091,109	122,305	160,869,913
Information Technology	120,259,106	104,058,357	—	224,317,463
Materials	—	73,985,027	—	73,985,027
Telecommunication Services	—	9,889,302	—	9,889,302
Short-Term Investments
Investment Companies	14,396,052	—	—	14,396,052

Total Assets	$225,580,506	$1,050,595,650	$308,613	$1,276,484,769

Total Liabilities	$—	$—	$—	$—

Total	$225,580,506	$1,050,595,650	$308,613	$1,276,484,769

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Forward Foreign Currency Contracts
Foreign exchange contracts	$(54,656)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Forward Foreign Currency Contracts
Foreign exchange contracts	$573

^ The Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $532,000 for two months during the six months ended June 30, 2016.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$181,319,317
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$132,672,794

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$293,255,228
Aggregate gross unrealized depreciation	(70,382,508)

Net unrealized appreciation	$222,872,720

Federal income tax cost of investments	$1,053,612,049

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (Cost $1,048,730,886)	$1,276,484,769
Cash	133,940
Foreign cash (Cost $37,666)	37,666
Dividends, interest and other receivables	6,465,368
Receivable for securities sold	223,595
Receivable from Separate Accounts for Trust shares sold	118,636
Other assets	14,381

Total assets	1,283,478,355

LIABILITIES
Investment management fees payable	879,058
Payable for securities purchased	665,009
Payable to Separate Accounts for Trust shares redeemed	580,438
Administrative fees payable	105,881
Accrued India taxes	43,492
Distribution fees payable – Class IB	37,489
Distribution fees payable – Class IA	5,073
Trustees’ fees payable	1,802
Accrued expenses	44,188

Total liabilities	2,362,430

NET ASSETS	$1,281,115,925

Net assets were comprised of:
Paid in capital	$1,046,773,173
Accumulated undistributed net investment income (loss)	15,296,781
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(8,470,826)
Net unrealized appreciation (depreciation) on investments and foreign currency translations (net of India tax of $43,492 on unrealized appreciation on investments)	227,516,797

Net assets	$1,281,115,925

Class IA
Net asset value, offering and redemption price per share, $24,562,230 / 3,701,066 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.64

Class IB
Net asset value, offering and redemption price per share, $184,240,709 / 27,712,049 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.65

Class K
Net asset value, offering and redemption price per share, $1,072,312,986 / 161,404,488 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.64

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,897,402 foreign withholding tax)	$21,473,337
Interest	193,245

Total income	21,666,582

EXPENSES
Investment management fees	5,189,852
Administrative fees	624,650
Distribution fees – Class IB	220,770
Custodian fees	138,994
Professional fees	46,834
Printing and mailing expenses	42,398
Distribution fees – Class IA	30,177
Trustees’ fees	14,958
Miscellaneous	17,848

Total expenses	6,326,481

NET INVESTMENT INCOME (LOSS)	15,340,101

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(6,021,639)
Foreign currency transactions	100,202

Net realized gain (loss)	(5,921,437)

Change in unrealized appreciation (depreciation) on:
Investments (net of India tax of $43,492 on unrealized appreciation on investments)	18,736,699
Foreign currency translations	(12,909)

Net change in unrealized appreciation (depreciation)	18,723,790

NET REALIZED AND UNREALIZED GAIN (LOSS)	12,802,353

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,142,454

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,340,101	$10,238,426
Net realized gain (loss) on investments and foreign currency transactions	(5,921,437)	34,963,858
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	18,723,790	(39,765,974)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	28,142,454	5,436,310

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(211,398)
Class IB	—	(1,566,668)
Class K	—	(11,180,238)

	—	(12,958,304)

Distributions from net realized capital gains
Class IA	—	(312,731)
Class IB	—	(2,300,269)
Class K	—	(12,886,943)

	—	(15,499,943)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(28,458,247)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 330,186 and 1,213,409 shares, respectively ]	2,112,356	8,471,027
Capital shares issued in reinvestment of dividends and distributions [ 0 and 81,231 shares, respectively ]	—	524,129
Capital shares repurchased [ (367,751) and (657,313) shares, respectively ]	(2,373,218)	(4,442,832)

Total Class IA transactions	(260,862)	4,552,324

Class IB
Capital shares sold [ 1,760,973 and 3,473,186 shares, respectively ]	11,344,478	23,931,067
Capital shares issued in reinvestment of dividends and distributions [ 0 and 598,211 shares, respectively ]	—	3,866,937
Capital shares repurchased [ (1,556,862) and (3,000,916) shares, respectively ]	(9,982,790)	(20,748,636)

Total Class IB transactions	1,361,688	7,049,368

Class K
Capital shares sold [ 15,310,442 and 18,546,722 shares, respectively ]	94,345,133	125,873,071
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,730,533 shares, respectively ]	—	24,067,181
Capital shares repurchased [ (8,317,410) and (14,926,079) shares, respectively ]	(53,265,014)	(102,794,466)

Total Class K transactions	41,080,119	47,145,786

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	42,180,945	58,747,478

TOTAL INCREASE (DECREASE) IN NET ASSETS	70,323,399	35,725,541
NET ASSETS:
Beginning of period	1,210,792,526	1,175,066,985

End of period (a)	$1,281,115,925	$1,210,792,526

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$15,296,781	$(43,320)

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IA		2015	2014	2013	2012	2011
Net asset value, beginning of period	$6.52	$6.65	$7.38	$6.62	$5.58	$6.49

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.04	0.08	0.04	0.09	0.10
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.05	(0.02)	(0.45)	0.85	1.01	(0.78)

Total from investment operations	0.12	0.02	(0.37)	0.89	1.10	(0.68)

Less distributions:
Dividends from net investment income	—	(0.06)	(0.07)	(0.06)	(0.06)	(0.06)
Distributions from net realized gains	—	(0.09)	(0.29)	(0.07)	—	(0.17)

Total dividends and distributions	—	(0.15)	(0.36)	(0.13)	(0.06)	(0.23)

Net asset value, end of period	$6.64	$6.52	$6.65	$7.38	$6.62	$5.58

Total return (b)	1.84%	0.23%	(5.09)%	13.64%	19.74%	(10.49)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$24,562	$24,379	$20,631	$18,409	$10,173	$33,658
Ratio of expenses to average net assets (a)(f)	1.23%	1.23%	1.23%	1.24%	1.23%	1.00%
Ratio of net investment income (loss) to average net assets (a)(f)	2.26%	0.63%	1.16%	0.63%	1.43%	1.47%
Portfolio turnover rate (z)^	11%	27%	22%	31%	36%	48%

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IB		2015	2014	2013	2012	2011
Net asset value, beginning of period	$6.53	$6.66	$7.39	$6.63	$5.59	$6.50

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.04	0.09	0.08	0.07	0.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.05	(0.02)	(0.46)	0.81	1.03	(0.76)

Total from investment operations	0.12	0.02	(0.37)	0.89	1.10	(0.70)

Less distributions:
Dividends from net investment income	—	(0.06)	(0.07)	(0.06)	(0.06)	(0.04)
Distributions from net realized gains	—	(0.09)	(0.29)	(0.07)	—	(0.17)

Total dividends and distributions	—	(0.15)	(0.36)	(0.13)	(0.06)	(0.21)

Net asset value, end of period	$6.65	$6.53	$6.66	$7.39	$6.63	$5.59

Total return (b)	1.84%	0.23%	(5.08)%	13.62%	19.71%	(10.70)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$184,241	$179,695	$176,193	$184,658	$561,103	$458,951
Ratio of expenses to average net assets (a)(f)	1.23%	1.23%	1.23%	1.24%	1.23%	1.25%
Ratio of net investment income (loss) to average net assets (a)(f)	2.25%	0.65%	1.18%	1.21%	1.11%	0.93%
Portfolio turnover rate (z)^	11%	27%	22%	31%	36%	48%

See Notes to Financial Statements.

1141

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				August 26, 2011* to December 31, 2011
Class K		2015	2014	2013	2012
Net asset value, beginning of period	$6.52	$6.65	$7.38	$6.62	$5.58	$5.82

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.06	0.10	0.07	0.08	—	#
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.04	(0.03)	(0.45)	0.84	1.04	(0.06)

Total from investment operations	0.12	0.03	(0.35)	0.91	1.12	(0.06)

Less distributions:
Dividends from net investment income	—	(0.07)	(0.09)	(0.08)	(0.08)	(0.05)
Distributions from net realized gains	—	(0.09)	(0.29)	(0.07)	—	(0.13)

Total dividends and distributions	—	(0.16)	(0.38)	(0.15)	(0.08)	(0.18)

Net asset value, end of period	$6.64	$6.52	$6.65	$7.38	$6.62	$5.58

Total return (b)	1.84%	0.48%	(4.84)%	13.92%	20.05%	(0.79)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,072,313	$1,006,718	$978,242	$1,096,824	$987,023	$635,760
Ratio of expenses to average net assets (a)(f)	0.98%	0.98%	0.98%	0.99%	0.98%	1.00	%(c)
Ratio of net investment income (loss) to average net assets (a)(f)	2.53%	0.89%	1.43%	0.97%	1.29%	0.29%
Portfolio turnover rate (z)^	11%	27%	22%	31%	36%	48%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1142

EQ/MID CAP INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Financials	26.5%
Information Technology	16.5
Industrials	13.2
Consumer Discretionary	11.6
Health Care	8.9
Materials	7.0
Utilities	5.9
Consumer Staples	4.5
Repurchase Agreements	4.5
Energy	3.6
Investment Companies	1.7
Telecommunication Services	0.2
Cash and Other	(4.1)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$1,075.56	$3.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.28	3.62
Class IB
Actual	1,000.00	1,075.84	3.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.28	3.62
Class K
Actual	1,000.00	1,076.33	2.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.52	2.37

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.72%, 0.72% and 0.47%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1143

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (11.6%)
Auto Components (0.4%)
Dana Holding Corp.	158,200	$1,670,592
Gentex Corp. (x)	313,192	4,838,816

		6,509,408

Automobiles (0.2%)
Thor Industries, Inc.	48,930	3,167,728

Distributors (0.3%)
Pool Corp.	46,000	4,325,380

Diversified Consumer Services (0.6%)
DeVry Education Group, Inc. (x)	59,215	1,056,396
Graham Holdings Co., Class B	4,600	2,251,884
Service Corp. International	209,938	5,676,723
Sotheby’s, Inc. (x)	55,858	1,530,509

		10,515,512

Hotels, Restaurants & Leisure (2.5%)
Brinker International, Inc.	61,635	2,806,242
Buffalo Wild Wings, Inc.*	20,300	2,820,685
Cheesecake Factory, Inc.	48,463	2,333,009
Churchill Downs, Inc.	12,900	1,630,044
Cracker Barrel Old Country Store, Inc. (x)	26,000	4,458,220
Domino’s Pizza, Inc.	54,654	7,180,443
Dunkin’ Brands Group, Inc.	100,200	4,370,724
International Speedway Corp., Class A	27,581	922,584
Jack in the Box, Inc.	34,900	2,998,608
Panera Bread Co., Class A (x)*	24,760	5,247,634
Texas Roadhouse, Inc.	68,900	3,141,840
Wendy’s Co.	236,571	2,275,813

		40,185,846

Household Durables (1.7%)
CalAtlantic Group, Inc.	82,000	3,010,220
Helen of Troy Ltd.*	30,200	3,105,768
KB Home (x)	93,870	1,427,763
NVR, Inc.*	4,034	7,181,892
Tempur Sealy International, Inc. (x)*	67,210	3,718,057
Toll Brothers, Inc.*	167,153	4,498,087
TRI Pointe Group, Inc.*	158,800	1,877,016
Tupperware Brands Corp.	55,355	3,115,379

		27,934,182

Internet & Catalog Retail (0.1%)
HSN, Inc.	34,726	1,699,143

Leisure Products (0.8%)
Brunswick Corp.	98,170	4,449,064
Polaris Industries, Inc. (x)	64,846	5,301,809
Vista Outdoor, Inc.*	66,102	3,155,049

		12,905,922

Media (1.6%)
AMC Networks, Inc., Class A*	65,765	3,973,521
Cable One, Inc.	4,800	2,454,768
Cinemark Holdings, Inc.	114,804	4,185,754
DreamWorks Animation SKG, Inc., Class A*	76,636	3,132,114

John Wiley & Sons, Inc., Class A	52,140	$2,720,665
Live Nation Entertainment, Inc.*	160,000	3,760,000
Meredith Corp.	40,600	2,107,546
New York Times Co., Class A	136,478	1,651,384
Time, Inc.	113,600	1,869,856

		25,855,608

Multiline Retail (0.3%)
Big Lots, Inc.	47,601	2,385,286
J.C. Penney Co., Inc. (x)*	337,354	2,995,704

		5,380,990

Specialty Retail (2.1%)
Aaron’s, Inc.	69,786	1,527,615
Abercrombie & Fitch Co., Class A	72,500	1,291,225
American Eagle Outfitters, Inc. (x)	177,509	2,827,718
Ascena Retail Group, Inc. (x)*	178,408	1,247,072
Cabela’s, Inc.*	53,286	2,667,497
Chico’s FAS, Inc.	146,473	1,568,726
CST Brands, Inc.	81,087	3,493,228
Dick’s Sporting Goods, Inc.	97,186	4,379,201
GameStop Corp., Class A (x)	112,800	2,998,224
Guess?, Inc. (x)	66,691	1,003,700
Murphy USA, Inc.*	41,900	3,107,304
Office Depot, Inc.*	524,000	1,734,440
Restoration Hardware Holdings, Inc. (x)*	39,000	1,118,520
Williams-Sonoma, Inc.	89,892	4,686,070

		33,650,540

Textiles, Apparel & Luxury Goods (1.0%)
Carter’s, Inc.	55,530	5,912,279
Deckers Outdoor Corp.*	35,400	2,036,208
Fossil Group, Inc. (x)*	45,500	1,298,115
Kate Spade & Co.*	140,500	2,895,705
Skechers USA, Inc., Class A*	144,300	4,288,596

		16,430,903

Total Consumer Discretionary		188,561,162

Consumer Staples (4.5%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	9,900	1,693,197

Food & Staples Retailing (0.8%)
Casey’s General Stores, Inc.	42,100	5,536,571
Sprouts Farmers Market, Inc.*	152,200	3,485,380
SUPERVALU, Inc.*	291,599	1,376,347
United Natural Foods, Inc.*	54,234	2,538,151

		12,936,449

Food Products (3.0%)
Dean Foods Co. (x)	99,250	1,795,432
Flowers Foods, Inc.	198,246	3,717,112
Hain Celestial Group, Inc.*	113,000	5,621,750
Ingredion, Inc.	77,843	10,073,663
Lancaster Colony Corp.	20,888	2,665,518
Post Holdings, Inc.*	70,208	5,805,500

See Notes to Financial Statements.

1144

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Snyder’s-Lance, Inc.	87,300	$2,958,597
Tootsie Roll Industries, Inc. (x)	18,852	726,368
TreeHouse Foods, Inc.*	61,600	6,323,240
WhiteWave Foods Co.*	191,295	8,979,387

		48,666,567

Household Products (0.2%)
Energizer Holdings, Inc.	67,788	3,490,404

Personal Products (0.4%)
Avon Products, Inc.	468,700	1,771,686
Edgewell Personal Care Co.*	64,388	5,434,991

		7,206,677

Total Consumer Staples		73,993,294

Energy (3.6%)
Energy Equipment & Services (1.5%)
Dril-Quip, Inc.*	41,185	2,406,439
Ensco plc, Class A	327,700	3,181,967
Nabors Industries Ltd.	305,200	3,067,260
Noble Corp. plc	267,800	2,206,672
Oceaneering International, Inc.	107,496	3,209,830
Oil States International, Inc.*	55,133	1,812,773
Patterson-UTI Energy, Inc.	161,499	3,443,159
Rowan Cos., plc, Class A (x)	134,100	2,368,206
Superior Energy Services, Inc.	161,516	2,973,510

		24,669,816

Oil, Gas & Consumable Fuels (2.1%)
CONSOL Energy, Inc. (x)	251,000	4,038,590
Denbury Resources, Inc. (x)*	380,300	1,365,277
Energen Corp.	104,380	5,032,160
Gulfport Energy Corp.*	136,000	4,251,360
HollyFrontier Corp.	189,552	4,505,651
QEP Resources, Inc.	258,800	4,562,644
SM Energy Co. (x)	72,789	1,965,303
Western Refining, Inc. (x)	88,100	1,817,503
World Fuel Services Corp.	77,600	3,685,224
WPX Energy, Inc.*	295,800	2,753,898

		33,977,610

Total Energy		58,647,426

Financials (26.5%)
Banks (5.5%)
Associated Banc-Corp	160,579	2,753,930
BancorpSouth, Inc.	91,289	2,071,347
Bank of Hawaii Corp.	47,178	3,245,846
Bank of the Ozarks, Inc. (x)	88,200	3,309,264
Cathay General Bancorp (x)	78,647	2,217,845
Commerce Bancshares, Inc./Missouri	90,775	4,348,123
Cullen/Frost Bankers, Inc. (x)	59,746	3,807,613
East West Bancorp, Inc.	156,150	5,337,207
F.N.B. Corp./Pennsylvania	222,700	2,792,658
First Horizon National Corp.	253,200	3,489,096
First Niagara Financial Group, Inc.	387,274	3,772,049
FirstMerit Corp.	180,923	3,667,309
Fulton Financial Corp.	184,937	2,496,650
Hancock Holding Co.	83,459	2,179,114
International Bancshares Corp.	60,452	1,577,193
PacWest Bancorp	125,050	4,974,489

PrivateBancorp, Inc.	85,700	$3,773,371
Prosperity Bancshares, Inc.	71,639	3,652,873
Signature Bank/New York*	58,100	7,257,852
SVB Financial Group*	56,114	5,339,808
Synovus Financial Corp.	135,100	3,916,549
TCF Financial Corp.	183,316	2,318,947
Trustmark Corp.	73,163	1,818,101
Umpqua Holdings Corp.	239,600	3,706,612
Valley National Bancorp	239,300	2,182,416
Webster Financial Corp.	97,872	3,322,754

		89,329,016

Capital Markets (1.8%)
Eaton Vance Corp.	123,775	4,374,208
Federated Investors, Inc., Class B	100,775	2,900,305
Janus Capital Group, Inc.	156,534	2,178,953
Raymond James Financial, Inc.	136,444	6,726,689
SEI Investments Co.	147,380	7,090,452
Stifel Financial Corp.*	74,300	2,336,735
Waddell & Reed Financial, Inc., Class A	89,051	1,533,458
WisdomTree Investments, Inc. (x)	119,500	1,169,905

		28,310,705

Consumer Finance (0.2%)
SLM Corp.*	456,900	2,823,642

Diversified Financial Services (1.6%)
CBOE Holdings, Inc.	87,845	5,852,234
FactSet Research Systems, Inc.	44,220	7,137,992
MarketAxess Holdings, Inc.	41,000	5,961,400
MSCI, Inc.	94,763	7,308,123

		26,259,749

Insurance (4.9%)
Alleghany Corp.*	16,837	9,253,279
American Financial Group, Inc./Ohio	76,489	5,654,832
Aspen Insurance Holdings Ltd.	64,805	3,005,656
Brown & Brown, Inc.	126,141	4,726,503
CNO Financial Group, Inc.	192,400	3,359,304
Endurance Specialty Holdings Ltd.	67,800	4,553,448
Everest Reinsurance Group Ltd.	46,120	8,424,740
First American Financial Corp.	119,755	4,816,546
Genworth Financial, Inc., Class A*	537,500	1,386,750
Hanover Insurance Group, Inc.	47,014	3,978,325
Kemper Corp.	52,195	1,617,001
Mercury General Corp.	39,036	2,075,154
Old Republic International Corp.	266,387	5,138,605
Primerica, Inc. (x)	51,600	2,953,584
Reinsurance Group of America, Inc.	69,967	6,786,099
RenaissanceReinsurance Holdings Ltd.	47,100	5,531,424
W. R. Berkley Corp.	107,001	6,411,500

		79,672,750

See Notes to Financial Statements.

1145

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Real Estate Investment Trusts (REITs) (11.5%)
Alexandria Real Estate Equities, Inc. (REIT)	79,921	$8,273,422
American Campus Communities, Inc. (REIT)	141,166	7,463,446
Camden Property Trust (REIT)	94,811	8,383,189
Care Capital Properties, Inc. (REIT)	90,100	2,361,521
Communications Sales & Leasing, Inc. (REIT) (x)	146,260	4,226,914
Corporate Office Properties Trust (REIT)	101,002	2,986,629
Corrections Corp. of America (REIT)	126,531	4,431,116
DCT Industrial Trust, Inc. (REIT)	96,800	4,650,272
Douglas Emmett, Inc. (REIT)	153,400	5,448,768
Duke Realty Corp. (REIT)	376,838	10,046,501
Education Realty Trust, Inc. (REIT)	71,900	3,317,466
EPR Properties (REIT)	69,400	5,599,192
Equity One, Inc. (REIT)	99,739	3,209,601
First Industrial Realty Trust, Inc. (REIT)	128,000	3,560,960
Healthcare Realty Trust, Inc. (REIT)	123,400	4,317,766
Highwoods Properties, Inc. (REIT)	105,566	5,573,885
Hospitality Properties Trust (REIT)	163,598	4,711,622
Kilroy Realty Corp. (REIT)	99,790	6,615,079
Lamar Advertising Co. (REIT), Class A	89,311	5,921,319
LaSalle Hotel Properties (REIT)	124,100	2,926,278
Liberty Property Trust (REIT)	160,029	6,356,352
Mack-Cali Realty Corp. (REIT)	95,848	2,587,896
Medical Properties Trust, Inc. (REIT)	260,300	3,959,163
Mid-America Apartment Communities, Inc. (REIT)	82,300	8,756,720
National Retail Properties, Inc. (REIT)	155,840	8,060,045
Omega Healthcare Investors, Inc. (REIT)	179,450	6,092,328
Post Properties, Inc. (REIT)	57,500	3,510,375
Potlatch Corp. (REIT)	44,448	1,515,677
Rayonier, Inc. (REIT)	131,485	3,450,166
Regency Centers Corp. (REIT)	106,369	8,906,276
Senior Housing Properties Trust (REIT)	256,075	5,334,042
Sovran Self Storage, Inc. (REIT)	50,300	5,277,476
Tanger Factory Outlet Centers, Inc. (REIT)	103,300	4,150,594
Taubman Centers, Inc. (REIT)	65,979	4,895,642
Urban Edge Properties (REIT)	98,800	2,950,168
Weingarten Realty Investors (REIT)	126,157	5,149,729
WP Glimcher, Inc. (REIT)	199,589	2,233,401

		187,210,996

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.	49,611	$1,792,942
Jones Lang LaSalle, Inc.	48,881	4,763,453

		6,556,395

Thrifts & Mortgage Finance (0.6%)
New York Community Bancorp, Inc.	530,906	7,958,281
Washington Federal, Inc.	99,333	2,409,819

		10,368,100

Total Financials		430,531,353

Health Care (8.9%)
Biotechnology (0.3%)
United Therapeutics Corp.*	48,684	5,156,609

Health Care Equipment & Supplies (4.1%)
ABIOMED, Inc.*	42,700	4,666,683
Align Technology, Inc.*	79,000	6,363,450
Cooper Cos., Inc.	52,400	8,990,268
Halyard Health, Inc.*	50,000	1,626,000
Hill-Rom Holdings, Inc.	62,409	3,148,534
IDEXX Laboratories, Inc.*	97,536	9,057,193
LivaNova plc*	45,300	2,275,419
ResMed, Inc.	151,798	9,598,187
STERIS plc	93,120	6,402,000
Teleflex, Inc.	47,557	8,432,332
West Pharmaceutical Services, Inc.	79,200	6,009,696

		66,569,762

Health Care Providers & Services (2.2%)
Amsurg Corp.*	58,700	4,551,598
Community Health Systems, Inc. (x)*	122,302	1,473,739
LifePoint Health, Inc.*	47,639	3,114,162
MEDNAX, Inc.*	101,444	7,347,589
Molina Healthcare, Inc.*	45,500	2,270,450
Owens & Minor, Inc.	67,398	2,519,337
Tenet Healthcare Corp.*	106,600	2,946,424
VCA, Inc.*	87,589	5,921,892
WellCare Health Plans, Inc.*	48,308	5,182,482

		35,327,673

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	201,500	2,559,050

Life Sciences Tools & Services (1.6%)
Bio-Rad Laboratories, Inc., Class A*	22,884	3,272,870
Bio-Techne Corp.	40,141	4,526,701
Charles River Laboratories International, Inc.*	51,650	4,258,026
Mettler-Toledo International, Inc.*	28,922	10,554,216
PAREXEL International Corp.*	58,000	3,647,040

		26,258,853

Pharmaceuticals (0.5%)
Akorn, Inc.*	91,200	2,597,832
Catalent, Inc.*	115,000	2,643,850
Prestige Brands Holdings, Inc.*	56,500	3,130,100

		8,371,782

Total Health Care		144,243,729

See Notes to Financial Statements.

1146

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Industrials (13.2%)
Aerospace & Defense (2.0%)
B/E Aerospace, Inc.	111,700	$5,157,747
Curtiss-Wright Corp.	48,100	4,052,425
Esterline Technologies Corp.*	31,761	1,970,452
Huntington Ingalls Industries, Inc.	50,900	8,552,727
KLX, Inc.*	56,450	1,749,950
Orbital ATK, Inc.	63,921	5,442,234
Teledyne Technologies, Inc.*	37,800	3,744,090
Triumph Group, Inc.	53,201	1,888,636

		32,558,261

Airlines (0.4%)
JetBlue Airways Corp.*	351,656	5,823,423

Building Products (0.8%)
A.O. Smith Corp.	81,200	7,154,532
Lennox International, Inc.	42,664	6,083,887

		13,238,419

Commercial Services & Supplies (1.5%)
Clean Harbors, Inc.*	56,216	2,929,416
Copart, Inc.*	109,118	5,347,873
Deluxe Corp.	52,445	3,480,775
Herman Miller, Inc.	64,666	1,932,867
HNI Corp.	47,548	2,210,506
MSA Safety, Inc.	34,577	1,816,330
R.R. Donnelley & Sons Co.	227,621	3,851,347
Rollins, Inc.	101,030	2,957,148

		24,526,262

Construction & Engineering (1.0%)
AECOM*	166,201	5,280,206
EMCOR Group, Inc.	65,300	3,216,678
Granite Construction, Inc.	42,993	1,958,331
KBR, Inc.	150,461	1,992,104
Valmont Industries, Inc.	24,437	3,305,593

		15,752,912

Electrical Equipment (0.5%)
Hubbell, Inc.	57,207	6,033,622
Regal Beloit Corp.	49,129	2,704,552

		8,738,174

Industrial Conglomerates (0.5%)
Carlisle Cos., Inc.	70,034	7,401,193

Machinery (4.3%)
AGCO Corp.	76,098	3,586,499
CLARCOR, Inc.	53,148	3,232,993
Crane Co.	54,410	3,086,135
Donaldson Co., Inc.	133,099	4,573,282
Graco, Inc.	60,275	4,761,122
IDEX Corp.	82,798	6,797,716
ITT, Inc.	97,980	3,133,400
Joy Global, Inc. (x)	104,900	2,217,586
Kennametal, Inc.	85,860	1,898,365
Lincoln Electric Holdings, Inc.	68,241	4,031,678
Nordson Corp.	57,783	4,831,237
Oshkosh Corp.	79,021	3,770,092
Terex Corp.	120,152	2,440,287
Timken Co.	74,675	2,289,536
Toro Co.	60,100	5,300,820

Trinity Industries, Inc.	165,492	$3,073,186
Wabtec Corp.	98,606	6,925,099
Woodward, Inc.	60,285	3,474,827

		69,423,860

Marine (0.2%)
Kirby Corp.*	58,477	3,648,380

Professional Services (0.5%)
CEB, Inc.	34,388	2,121,052
FTI Consulting, Inc.*	45,757	1,861,395
ManpowerGroup, Inc.	77,316	4,974,511

		8,956,958

Road & Rail (0.8%)
Genesee & Wyoming, Inc., Class A*	62,047	3,657,671
Landstar System, Inc.	45,867	3,149,228
Old Dominion Freight Line, Inc.*	74,800	4,511,188
Werner Enterprises, Inc.	48,726	1,119,236

		12,437,323

Trading Companies & Distributors (0.7%)
GATX Corp. (x)	45,816	2,014,530
MSC Industrial Direct Co., Inc., Class A	52,654	3,715,266
NOW, Inc.*	115,600	2,096,984
Watsco, Inc.	28,023	3,942,556

		11,769,336

Total Industrials		214,274,501

Information Technology (16.5%)
Communications Equipment (1.4%)
ARRIS International plc*	192,300	4,030,608
Brocade Communications Systems, Inc.	510,200	4,683,636
Ciena Corp.*	142,083	2,664,056
InterDigital, Inc.	37,636	2,095,573
NetScout Systems, Inc.*	106,200	2,362,950
Plantronics, Inc.	36,670	1,613,480
Polycom, Inc.*	143,485	1,614,206
ViaSat, Inc. (x)*	48,200	3,441,480

		22,505,989

Electronic Equipment, Instruments & Components (4.0%)
Arrow Electronics, Inc.*	100,055	6,193,404
Avnet, Inc.	140,962	5,710,371
Belden, Inc.	44,800	2,704,576
Cognex Corp.	92,400	3,982,440
FEI Co.	44,700	4,777,536
Ingram Micro, Inc., Class A	161,979	5,633,630
IPG Photonics Corp.*	39,500	3,160,000
Jabil Circuit, Inc.	205,200	3,790,044
Keysight Technologies, Inc.*	183,400	5,335,106
Knowles Corp. (x)*	97,000	1,326,960
National Instruments Corp.	110,629	3,031,235
SYNNEX Corp.	31,800	3,015,276
Tech Data Corp.*	37,507	2,694,878
Trimble Navigation Ltd.*	271,770	6,620,317
VeriFone Systems, Inc.*	119,562	2,216,679
Vishay Intertechnology, Inc.	146,620	1,816,622
Zebra Technologies Corp., Class A*	56,508	2,831,051

		64,840,125

See Notes to Financial Statements.

1147

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Internet Software & Services (0.6%)
comScore, Inc.*	50,900	$1,215,492
j2 Global, Inc.	50,700	3,202,719
Rackspace Hosting, Inc.*	119,214	2,486,804
WebMD Health Corp. (x)*	42,200	2,452,242

		9,357,257

IT Services (3.6%)
Acxiom Corp.*	83,971	1,846,522
Broadridge Financial Solutions, Inc.	128,888	8,403,498
Computer Sciences Corp.	151,200	7,507,080
Convergys Corp.	103,864	2,596,600
CoreLogic, Inc.*	96,603	3,717,283
DST Systems, Inc.	33,678	3,921,130
Gartner, Inc.*	89,189	8,687,900
Jack Henry & Associates, Inc.	86,007	7,505,831
Leidos Holdings, Inc.	70,350	3,367,655
MAXIMUS, Inc.	71,100	3,936,807
NeuStar, Inc., Class A (x)*	57,295	1,347,005
Science Applications International Corp.	44,328	2,586,539
WEX, Inc.*	41,787	3,705,253

		59,129,103

Semiconductors & Semiconductor Equipment (1.8%)
Advanced Micro Devices, Inc. (x)*	690,500	3,549,170
Cree, Inc. (x)*	110,352	2,697,003
Cypress Semiconductor Corp. (x)	337,200	3,557,460
Fairchild Semiconductor International, Inc.*	117,324	2,328,881
Integrated Device Technology, Inc.*	144,541	2,909,610
Intersil Corp., Class A	143,742	1,946,267
Microsemi Corp.*	123,800	4,045,784
Silicon Laboratories, Inc.*	41,650	2,030,021
Synaptics, Inc.*	40,600	2,182,250
Teradyne, Inc.	220,500	4,341,645

		29,588,091

Software (4.5%)
ACI Worldwide, Inc.*	127,240	2,482,453
ANSYS, Inc.*	95,223	8,641,487
Cadence Design Systems, Inc.*	327,380	7,955,334
CDK Global, Inc.	169,200	9,388,908
CommVault Systems, Inc.*	44,940	1,940,959
Fair Isaac Corp.	33,884	3,829,231
Fortinet, Inc.*	157,180	4,965,316
Manhattan Associates, Inc.*	78,700	5,047,031
Mentor Graphics Corp.	107,286	2,280,900
PTC, Inc.*	123,147	4,627,864
Synopsys, Inc.*	164,159	8,877,719
Tyler Technologies, Inc.*	35,200	5,868,192
Ultimate Software Group, Inc.*	31,300	6,582,077

		72,487,471

Technology Hardware, Storage & Peripherals (0.6%)
3D Systems Corp. (x)*	114,720	1,570,517
Diebold, Inc.	70,263	1,744,630

Lexmark International, Inc., Class A	68,894	$2,600,749
NCR Corp.*	134,430	3,733,121

		9,649,017

Total Information Technology		267,557,053

Materials (7.0%)
Chemicals (2.9%)
Ashland, Inc.	67,380	7,733,203
Cabot Corp.	68,445	3,125,199
Minerals Technologies, Inc.	37,389	2,123,695
NewMarket Corp.	10,918	4,524,201
Olin Corp.	179,282	4,453,365
PolyOne Corp.	91,600	3,227,984
RPM International, Inc.	143,732	7,179,413
Scotts Miracle-Gro Co., Class A	49,665	3,472,080
Sensient Technologies Corp.	48,202	3,424,270
Valspar Corp.	78,875	8,520,866

		47,784,276

Construction Materials (0.3%)
Eagle Materials, Inc.	52,754	4,069,971

Containers & Packaging (1.6%)
AptarGroup, Inc.	68,480	5,418,822
Bemis Co., Inc.	103,400	5,324,066
Greif, Inc., Class A	28,390	1,058,095
Packaging Corp. of America	101,429	6,788,643
Silgan Holdings, Inc.	43,971	2,262,748
Sonoco Products Co.	110,012	5,463,196

		26,315,570

Metals & Mining (1.9%)
Allegheny Technologies, Inc. (x)	116,400	1,484,100
Carpenter Technology Corp. (x)	51,096	1,682,591
Commercial Metals Co.	124,063	2,096,665
Compass Minerals International, Inc. (x)	35,969	2,668,540
Reliance Steel & Aluminum Co.	78,331	6,023,654
Royal Gold, Inc.	70,805	5,099,376
Steel Dynamics, Inc.	263,723	6,461,214
United States Steel Corp. (x)	155,600	2,623,416
Worthington Industries, Inc.	48,510	2,051,973

		30,191,529

Paper & Forest Products (0.3%)
Domtar Corp.	67,730	2,371,227
Louisiana-Pacific Corp.*	157,966	2,740,710

		5,111,937

Total Materials		113,473,283

Telecommunication Services (0.2%)
Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	103,885	3,081,229

Total Telecommunication Services		3,081,229

Utilities (5.9%)
Electric Utilities (2.0%)
Great Plains Energy, Inc.	168,711	5,128,814
Hawaiian Electric Industries, Inc.	117,163	3,841,775

See Notes to Financial Statements.

1148

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EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

IDACORP, Inc.	54,709	$4,450,577
OGE Energy Corp.	216,249	7,082,155
PNM Resources, Inc.	87,415	3,097,988
Westar Energy, Inc.	154,382	8,659,286

		32,260,595

Gas Utilities (2.6%)
Atmos Energy Corp.	110,556	8,990,414
National Fuel Gas Co.	92,770	5,276,757
New Jersey Resources Corp.	94,300	3,635,265
ONE Gas, Inc.	57,100	3,802,289
Questar Corp.	191,630	4,861,653
Southwest Gas Corp.	51,000	4,014,210
UGI Corp.	188,155	8,514,014
WGL Holdings, Inc.	54,720	3,873,629

		42,968,231

Independent Power and Renewable Electricity Producers (0.1%)
Talen Energy Corp.*	65,600	888,880

Multi-Utilities (0.8%)
Black Hills Corp. (x)	56,062	3,534,149
MDU Resources Group, Inc.	210,561	5,053,464
Vectren Corp.	90,542	4,768,847

		13,356,460

Water Utilities (0.4%)
Aqua America, Inc.	191,930	6,844,224

Total Utilities		96,318,390

Total Common Stocks (97.9%) (Cost $1,058,674,811)		1,590,681,420

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Security (0.1%)
U.S. Treasury Bills
0.21%, 9/8/16#(p)	$2,115,000	2,114,149

	Number of Shares	Value (Note 1)
Investment Company (1.7%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	27,250,581	27,250,581

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.5%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $6,100,076, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $6,222,001. (xx)	$6,100,000	6,100,000

Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $4,000,046, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $4,080,006. (xx)	$4,000,000	$4,000,000
Deutsche Bank Securities, Inc., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $5,000,056, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-1.125%, maturing 12/31/17-2/28/21; total market value $5,100,001. (xx)	5,000,000	5,000,000
HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $5,000,053, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $5,100,103. (xx)	5,000,000	5,000,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $3,000,030, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $3,060,014. (xx)	3,000,000	3,000,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $10,674,606, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $10,887,972. (xx)	10,674,481	10,674,481
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $1,000,013, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $1,020,014. (xx)	1,000,000	1,000,000

See Notes to Financial Statements.

1149

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EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

Natixis, 0.600%, dated 6/30/16, due 7/1/16, repurchase price $5,000,083, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50; total market value $5,100,085. (xx)	$5,000,000	$5,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $3,000,033, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $3,060,000. (xx)	3,000,000	3,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/6/16, repurchase price $10,000,667, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.750%, maturing 10/31/17-8/15/42; total market value $10,200,000. (xx)	10,000,000	10,000,000
RBC Capital Markets, 0.420%, dated 6/30/16, due 7/1/16, repurchase price $5,000,058, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-4.500%, maturing 8/1/26-3/1/46; total market value $5,100,000. (xx)	5,000,000	5,000,000
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $4,000,043, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $4,080,009. (xx)	4,000,000	4,000,000
RBS Securities, Inc., 0.400%, dated 6/30/16, due 7/5/16, repurchase price $5,000,278, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-6.125%, maturing 2/28/17-5/15/44; total market value $5,100,097. (xx)	5,000,000	5,000,000

Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $2,000,093, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 12/8/16-2/15/37; total market value $2,040,001. (xx)	$2,000,000	$2,000,000
Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $4,000,187, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.250%, maturing 6/30/17-5/15/44; total market value $4,080,000. (xx)	4,000,000	4,000,000

Total Repurchase Agreements		72,774,481

Total Short-Term Investments (6.3%) (Cost $102,138,184)		102,139,211

Total Investments (104.2%) (Cost $1,160,812,995)		1,692,820,631
Other Assets Less Liabilities (-4.2%)		(68,077,066)

Net Assets (100%)		$1,624,743,565

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,114,149.
(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $71,523,458. This was secured by collateral of $72,774,481 which was received as cash and subsequently invested in short-term investments currently valued at $72,774,481, as reported in the Portfolio of Investments, and $568,273 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% -2.375%, maturing 7/28/16-2/15/46.

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini Index	241	September-16	$35,797,596	$35,981,300	$183,704

See Notes to Financial Statements.

1150

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EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$188,561,162	$—	$—	$188,561,162
Consumer Staples	73,993,294	—	—	73,993,294
Energy	58,647,426	—	—	58,647,426
Financials	430,531,353	—	—	430,531,353
Health Care	144,243,729	—	—	144,243,729
Industrials	214,274,501	—	—	214,274,501
Information Technology	267,557,053	—	—	267,557,053
Materials	112,415,188	1,058,095	—	113,473,283
Telecommunication Services	3,081,229	—	—	3,081,229
Utilities	96,318,390	—	—	96,318,390
Futures	183,704	—	—	183,704
Short-Term Investments
Government Securities	—	2,114,149	—	2,114,149
Investment Companies	27,250,581	—	—	27,250,581
Repurchase Agreements	—	72,774,481	—	72,774,481

Total Assets	$1,617,057,610	$75,946,725	$—	$1,693,004,335

Total Liabilities	$—	$—	$—	$—

Total	$1,617,057,610	$75,946,725	$—	$1,693,004,335

(a)	A security with a market value of $1,058,095 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$183,704	*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1151

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EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$2,002,005

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$170,528

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $34,868,000 during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$6,100,000	$—	$6,100,000	$(6,100,000)	$—
Deutsche Bank AG	4,000,000	—	4,000,000	(4,000,000)	—
Deutsche Bank Securities, Inc.	5,000,000	—	5,000,000	(5,000,000)	—
HSBC Securities, Inc.	8,000,000	—	8,000,000	(8,000,000)	—
Merrill Lynch PFS, Inc.	10,674,481	—	10,674,481	(10,674,481)	—
Natixis	6,000,000	—	6,000,000	(6,000,000)	—
Nomura Securities Co., Ltd.	13,000,000	—	13,000,000	(13,000,000)	—
RBC Capital Markets	5,000,000	—	5,000,000	(5,000,000)	—
RBS Securities, Inc.	9,000,000	—	9,000,000	(9,000,000)	—
Societe Generale S.A.	6,000,000	—	6,000,000	(6,000,000)	—

Total	$72,774,481	$—	$72,774,481	$(72,774,481)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$198,814,455
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$220,434,319

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$616,850,285
Aggregate gross unrealized depreciation	(85,898,358)

Net unrealized appreciation	$530,951,927

Federal income tax cost of investments	$1,161,868,704

See Notes to Financial Statements.

1152

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EQ/MID CAP INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $1,088,038,514)	$1,620,046,150
Repurchase Agreements (Cost $72,774,481)	72,774,481
Cash	4,095,000
Receivable for securities sold	19,371,503
Dividends, interest and other receivables	1,667,341
Due from broker for futures variation margin	686,850
Receivable from Separate Accounts for Trust shares sold	420,336
Security lending income receivable	31,744
Other assets	17,210

Total assets	1,719,110,615

LIABILITIES
Payable on return of securities loaned	72,774,481
Payable for securities purchased	19,600,003
Payable to Separate Accounts for Trust shares redeemed	1,029,856
Investment management fees payable	463,528
Distribution fees payable – Class IB	307,970
Administrative fees payable	133,855
Distribution fees payable – Class IA	17,341
Trustees’ fees payable	3,983
Accrued expenses	36,033

Total liabilities	94,367,050

NET ASSETS	$1,624,743,565

Net assets were comprised of:
Paid in capital	$1,018,473,027
Accumulated undistributed net investment income (loss)	7,619,831
Accumulated undistributed net realized gain (loss) on investments and futures	66,459,367
Net unrealized appreciation (depreciation) on investments and futures	532,191,340

Net assets	$1,624,743,565

Class IA
Net asset value, offering and redemption price per share, $85,701,030 / 6,144,642 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.95

Class IB
Net asset value, offering and redemption price per share, $1,511,058,359 / 109,839,031 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.76

Class K
Net asset value, offering and redemption price per share, $27,984,176 / 2,004,076 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.96

(x)	Includes value of securities on loan of $71,523,458.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends	$12,981,676
Interest	12,105
Securities lending (net)	55,996

Total income	13,049,777

EXPENSES
Investment management fees	2,667,118
Distribution fees – Class IB	1,772,682
Administrative fees	770,660
Distribution fees – Class IA	98,661
Printing and mailing expenses	52,181
Professional fees	38,794
Custodian fees	24,566
Trustees’ fees	18,611
Miscellaneous	15,720

Total expenses	5,458,993

NET INVESTMENT INCOME (LOSS)	7,590,784

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	110,506,027
Futures	2,002,005

Net realized gain (loss)	112,508,032

Change in unrealized appreciation (depreciation) on:
Investments	(6,827,785)
Futures	170,528

Net change in unrealized appreciation (depreciation)	(6,657,257)

NET REALIZED AND UNREALIZED GAIN (LOSS)	105,850,775

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$113,441,559

See Notes to Financial Statements.

1153

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EQ/MID CAP INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,590,784	$12,974,127
Net realized gain (loss) on investments and futures	112,508,032	156,925,560
Net change in unrealized appreciation (depreciation) on investments and futures	(6,657,257)	(216,102,204)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	113,441,559	(46,202,517)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(709,782)
Class IB	—	(13,167,335)
Class K	—	(314,420)

TOTAL DIVIDENDS:	—	(14,191,537)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 499,009 and 1,826,539 shares, respectively ]	6,502,599	25,342,216
Capital shares issued in reinvestment of dividends [ 0 and 55,691 shares, respectively ]	—	709,782
Capital shares repurchased [ (380,261) and (1,740,584) shares, respectively ]	(4,969,566)	(23,207,087)

Total Class IA transactions	1,533,033	2,844,911

Class IB
Capital shares sold [ 3,367,871 and 8,540,262 shares, respectively ]	43,622,745	115,412,912
Capital shares issued in reinvestment of dividends [ 0 and 1,047,424 shares, respectively ]	—	13,167,335
Capital shares repurchased [ (6,360,563) and (10,901,714) shares, respectively ]	(80,969,870)	(147,179,658)

Total Class IB transactions	(37,347,125)	(18,599,411)

Class K
Capital shares sold [ 138,425 and 411,186 shares, respectively ]	1,828,697	5,704,645
Capital shares issued in reinvestment of dividends [ 0 and 24,674 shares, respectively ]	—	314,420
Capital shares repurchased [ (239,243) and (319,633) shares, respectively ]	(3,207,663)	(4,388,328)

Total Class K transactions	(1,378,966)	1,630,737

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(37,193,058)	(14,123,763)

TOTAL INCREASE (DECREASE) IN NET ASSETS	76,248,501	(74,517,817)
NET ASSETS:
Beginning of period	1,548,495,064	1,623,012,881

End of period (a)	$1,624,743,565	$1,548,495,064

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$7,619,831	$29,047

See Notes to Financial Statements.

1154

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IA		2015	2014	2013	2012	2011
Net asset value, beginning of period	$12.97	$13.47	$12.46	$9.47	$8.16	$8.42

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.11	0.09	0.07	0.06	0.07
Net realized and unrealized gain (loss) on investments and futures	0.92	(0.49)	1.03	3.01	1.34	(0.26)

Total from investment operations	0.98	(0.38)	1.12	3.08	1.40	(0.19)

Less distributions:
Dividends from net investment income	—	(0.12)	(0.11)	(0.09)	(0.09)	(0.07)

Net asset value, end of period	$13.95	$12.97	$13.47	$12.46	$9.47	$8.16

Total return (b)	7.56%	(2.81)%	8.96%	32.53%	17.17%	(2.17)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$85,701	$78,134	$79,281	$64,672	$45,174	$40,464
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.72%	0.72%	0.72%	0.72%	0.73%	0.48%
Before fees paid indirectly (a)(f)	0.72%	0.72%	0.72%	0.73%	0.73%	0.48%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.99%	0.78%	0.66%	0.67%	0.67%	0.87%
Before fees paid indirectly (a)(f)	0.99%	0.78%	0.66%	0.66%	0.67%	0.87%
Portfolio turnover rate (z)^	13%	20%	14%	15%	8%	14%

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IB		2015	2014	2013	2012	2011
Net asset value, beginning of period	$12.79	$13.29	$12.29	$9.34	$8.05	$8.31

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.11	0.08	0.07	0.06	0.05
Net realized and unrealized gain (loss) on investments and futures	0.91	(0.49)	1.02	2.97	1.32	(0.26)

Total from investment operations	0.97	(0.38)	1.10	3.04	1.38	(0.21)

Less distributions:
Dividends from net investment income	—	(0.12)	(0.10)	(0.09)	(0.09)	(0.05)

Net asset value, end of period	$13.76	$12.79	$13.29	$12.29	$9.34	$8.05

Total return (b)	7.58%	(2.86)%	8.99%	32.54%	17.14%	(2.45)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,511,058	$1,443,070	$1,516,938	$1,497,840	$1,162,125	$1,052,505
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.72%	0.72%	0.72%	0.72%	0.73%	0.73%
Before fees paid indirectly (a)(f)	0.72%	0.72%	0.72%	0.73%	0.73%	0.73%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.99%	0.78%	0.65%	0.66%	0.66%	0.65%
Before fees paid indirectly (a)(f)	0.99%	0.78%	0.65%	0.66%	0.66%	0.65%
Portfolio turnover rate (z)^	13%	20%	14%	15%	8%	14%

See Notes to Financial Statements.

1155

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				August 26, 2011* to December 31, 2011
Class K		2015	2014	2013	2012
Net asset value, beginning of period	$12.97	$13.47	$12.46	$9.47	$8.16	$7.60

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.14	0.12	0.10	0.08	0.03
Net realized and unrealized gain (loss) on investments and futures	0.91	(0.49)	1.03	3.01	1.35	0.60

Total from investment operations	0.99	(0.35)	1.15	3.11	1.43	0.63

Less distributions:
Dividends from net investment income	—	(0.15)	(0.14)	(0.12)	(0.12)	(0.07)

Net asset value, end of period	$13.96	$12.97	$13.47	$12.46	$9.47	$8.16

Total return (b)	7.63%	(2.56)%	9.23%	32.86%	17.47%	8.39%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$27,984	$27,291	$26,794	$25,187	$50,140	$43,319
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.47%	0.47%	0.47%	0.48%	0.48%	0.48	%(c)
Before fees paid indirectly (a)(f)	0.47%	0.47%	0.47%	0.48%	0.48%	0.48	%(c)
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	1.24%	1.04%	0.90%	0.87%	0.92%	1.21%
Before fees paid indirectly (a)(f)	1.24%	1.04%	0.90%	0.87%	0.92%	1.21%
Portfolio turnover rate (z)^	13%	20%	14%	15%	8%	14%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1156

EQ/MONEY MARKET PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of June 30, 2016	% of Net Assets
Government Securities	90.4%
Repurchase Agreements	9.5
Cash and Other	0.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$1,000.00	$1.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.38	1.51
Class IB
Actual	1,000.00	1,000.00	1.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.38	1.50

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.30% and 0.30%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1157

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

SHORT TERM DEBT SECURITIES:
Government Securities (90.4%)
Federal Farm Credit Bank (1.1%) 0.61%, 1/25/17 (o)(p)	$15,000,000	$14,947,134

Federal Home Loan Bank (53.4%)
0.10%, 7/1/16 (o)(p)	50,000,000	50,000,000
0.35%, 7/26/16 (o)(p)	50,000,000	49,987,847
0.30%, 8/3/16 (o)(p)	99,700,000	99,672,386
0.31%, 8/5/16 (o)(p)	50,000,000	49,984,833
0.31%, 8/10/16 (o)(p)	200,000,000	199,932,222
0.38%, 8/12/16 (o)(p)	66,300,000	66,270,955
0.32%, 8/16/16 (o)(p)	20,000,000	19,991,822
0.40%, 9/7/16 (o)(p)	50,000,000	49,962,695
0.40%, 9/16/16 (o)(p)	55,800,000	55,752,260
0.40%, 10/19/16 (o)(p)	60,000,000	59,927,583

		701,482,603

Federal National Mortgage Association (0.9%) 0.35%, 8/1/16 (o)(p)	12,000,000	11,996,383

U.S. Treasury Bills (34.3%)
0.25%, 7/28/16 (p)	200,000,000	199,963,250
0.27%, 8/18/16 (p)	100,000,000	99,964,000
0.31%, 8/25/16 (p)	150,000,000	149,930,104

		449,857,354

U.S. Treasury Notes (0.7%) 0.25%, 9/30/16 (p)	9,000,000	9,016,665

Total Government Securities		1,187,300,139

Repurchase Agreements (9.5%)
Bank of Nova Scotia, 0.400%, dated 6/30/16, due 7/1/16, repurchase price $50,000,556, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 2/28/17-11/15/44; total market value $51,000,087.	50,000,000	50,000,000

Credit Agricole Corporate and Investment Bank S.A., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $25,000,292, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 7/21/16-5/15/45; total market value $25,500,003.	$25,000,000	$25,000,000
Societe Generale S.A., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $50,000,556, collateralized by various collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 9/30/16-5/15/44; total market value $51,000,079.	50,000,000	50,000,000

Total Repurchase Agreements		125,000,000

Total Investments (99.9%) (Amortized Cost $1,312,300,139)		1,312,300,139
Other Assets Less Liabilities (0.1%)		787,348

Net Assets (100%)		$1,313,087,487

Federal Income Tax Cost of Investments		$1,312,300,139

(o)	Discount Note Security. Effective rate calculated as of June 30, 2016.
(p)	Yield to maturity.

See Notes to Financial Statements.

1158

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Short-Term Investments
Government Securities	$—	$1,187,300,139	$—	$1,187,300,139
Repurchase Agreements	—	125,000,000	—	125,000,000

Total Assets	$—	$1,312,300,139	$—	$1,312,300,139

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,312,300,139	$—	$1,312,300,139

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s holding in the repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Bank of Nova Scotia	$50,000,000	$—	$50,000,000	$(50,000,000)	$—
Credit Agricole Corporate and Investment Bank S.A.	25,000,000	—	25,000,000	(25,000,000)	—
Societe Generale S.A.	50,000,000	—	50,000,000	(50,000,000)	—

Total	$125,000,000	$—	$125,000,000	$(125,000,000)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s holding in the repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s interest in each repurchase agreement and related collateral.

See Notes to Financial Statements.

1159

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value:
Unaffiliated Issuers (Cost $1,187,300,139)	$1,187,300,139
Repurchase Agreements (Cost $125,000,000)	125,000,000
Cash	1,368,823
Dividends, interest and other receivables	24,026
Other assets	14,591

Total assets	1,313,707,579

LIABILITIES
Investment management fees payable	193,416
Administrative fees payable	103,272
Trustees’ fees payable	5,667
Accrued expenses	317,737

Total liabilities	620,092

NET ASSETS	$1,313,087,487

Net assets were comprised of:
Paid in capital	$1,313,102,967
Accumulated undistributed net investment income (loss)	—
Accumulated undistributed net realized gain (loss) on investments	(15,480)

Net assets	$1,313,087,487

Class IA
Net asset value, offering and redemption price per share, $388,182,110 / 387,987,568 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

Class IB
Net asset value, offering and redemption price per share, $924,905,377 / 924,917,588 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Interest	$1,867,813

EXPENSES
Investment management fees	2,123,173
Distribution fees – Class IB	1,076,442
Administrative fees	631,702
Distribution fees – Class IA	485,179
Printing and mailing expenses	48,685
Professional fees	35,236
Custodian fees	32,155
Trustees’ fees	16,512
Miscellaneous	11,953

Gross expenses	4,461,037
Less: Waiver from investment manager	(1,031,603)
Waiver from distributor	(1,561,621)

Net expenses	1,867,813

NET INVESTMENT INCOME (LOSS)	—

REALIZED GAIN (LOSS)
Net realized gain (loss) on investments	(175)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(175)

See Notes to Financial Statements.

1160

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$—	$—
Net realized gain (loss) on investments	(175)	(15,047)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(175)	(15,047)

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	—	(1,974)
Class IB	—	(4,035)

TOTAL DISTRIBUTIONS	—	(6,009)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 137,301,177 and 330,748,911 shares, respectively ]	137,370,024	330,920,628
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,974 shares, respectively ]	—	1,974
Capital shares repurchased [ (128,300,031) and (336,110,248) shares, respectively ]	(128,364,363)	(336,284,019)

Total Class IA transactions	9,005,661	(5,361,417)

Class IB
Capital shares sold [ 2,749,671,663 and 3,962,381,199 shares, respectively ]	2,749,635,369	3,962,392,371
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,035 shares, respectively ]	—	4,035
Capital shares repurchased [ (2,651,641,401) and (3,910,627,383) shares, respectively ]	(2,651,606,400)	(3,910,639,455)

Total Class IB transactions	98,028,969	51,756,951

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	107,034,630	46,395,534

TOTAL INCREASE (DECREASE) IN NET ASSETS	107,034,455	46,374,478
NET ASSETS:
Beginning of period	1,206,053,032	1,159,678,554

End of period (a)	$1,313,087,487	$1,206,053,032

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	—	—

See Notes to Financial Statements.

1161

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IA		2015	2014		2013		2012	2011
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss) (e)	—	—	—		—	#	—	—
Net realized and unrealized gain (loss) on investments	— #	— #	—	#	—	#	— #	— #

Total from investment operations	— #	— #	—	#	—	#	— #	— #

Less distributions:
Dividends from net investment income	—	—	—	#	—		—	— #
Distributions from net realized gains	—	— #	—	#	—	#	—	— #

Net asset value, end of period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total return (b)	0.00%	0.00%	0.00	%‡‡	0.00%		0.00%	0.01%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$388,182	$379,177	$384,545		$408,127		$424,144	$552,153
Ratio of expenses to average net assets:
After waivers (a)	0.30%	0.14%	0.09%		0.11%		0.12%	0.13%
Before waivers (a)	0.71%	0.71%	0.72%		0.72%		0.72%	0.46%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	—%	—%	—%		—	%‡‡	—%	—%
Before waivers (a)	(0.42)%	(0.57)%	(0.62)%		(0.61)%		(0.60)%	(0.33)%

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IB		2015	2014		2013		2012	2011
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss) (e)	—	—	—		—	#	—	—
Net realized and unrealized gain (loss) on investments	— #	— #	—	#	—	#	— #	— #

Total from investment operations	— #	— #	—	#	—	#	— #	— #

Less distributions:
Dividends from net investment income	—	—	—	#	—		—	— #
Distributions from net realized gains	—	— #	—	#	—	#	—	— #

Net asset value, end of period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total return (b)	0.00%	0.00%	0.00	%‡‡	0.00%		0.00%	0.01%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$924,905	$826,877	$775,134		$911,309		$936,388	$951,199
Ratio of expenses to average net assets:
After waivers (a)	0.30%	0.14%	0.09%		0.11%		0.12%	0.12%
Before waivers (a)	0.71%	0.71%	0.72%		0.72%		0.72%	0.71%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	—%	—%	—%		—	%‡‡	—%	—%
Before waivers (a)	(0.42)%	(0.57)%	(0.62)%		(0.61)%		(0.60)%	(0.59)%
#	Per share amount is less than $0.005.
‡‡	Amount is less than 0.005%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

1162

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Information Technology	32.3%
Health Care	22.2
Repurchase Agreements	20.3
Consumer Discretionary	16.0
Financials	9.2
Industrials	8.7
Consumer Staples	5.1
Investment Companies	3.4
Cash and Other	(17.2)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$936.17	$5.19
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.50	5.41
Class IB
Actual	1,000.00	936.58	5.19
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.50	5.41
Class K
Actual	1,000.00	937.91	3.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.75	4.16

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.08%, 1.08% and 0.83%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1163

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PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (16.0%)
Automobiles (4.8%)
Tesla Motors, Inc. (x)*	186,368	$39,562,199

Hotels, Restaurants & Leisure (5.6%)
Dunkin’ Brands Group, Inc.	589,355	25,707,665
Marriott International, Inc., Class A (x)	304,355	20,227,434

		45,935,099

Internet & Catalog Retail (1.3%)
TripAdvisor, Inc.*	67,400	4,333,820
Zalando SE*§	223,863	5,926,335

		10,260,155

Textiles, Apparel & Luxury Goods (4.3%)
lululemon athletica, Inc. (x)*	123,393	9,113,807
Michael Kors Holdings Ltd.*	345,700	17,105,236
Under Armour, Inc., Class A (x)*	107,582	4,317,266
Under Armour, Inc., Class C*	115,786	4,214,612

		34,750,921

Total Consumer Discretionary		130,508,374

Consumer Staples (5.1%)
Beverages (1.2%)
Monster Beverage Corp.*	61,165	9,829,827

Food Products (3.9%)
Mead Johnson Nutrition Co.	351,330	31,883,197

Total Consumer Staples		41,713,024

Financials (9.2%)
Capital Markets (0.9%)
Affiliated Managers Group, Inc.*	49,740	7,001,900

Consumer Finance (0.4%)
LendingClub Corp. (x)*	857,413	3,686,876

Diversified Financial Services (7.9%)
MSCI, Inc.	321,043	24,758,836
S&P Global, Inc.	372,088	39,910,159

		64,668,995

Total Financials		75,357,771

Health Care (22.2%)
Biotechnology (1.0%)
Alnylam Pharmaceuticals, Inc.*	57,749	3,204,492
Intrexon Corp. (x)*	123,354	3,035,742
Juno Therapeutics, Inc. (x)*	54,365	2,089,790

		8,330,024

Health Care Equipment & Supplies (7.4%)
DexCom, Inc.*	140,426	11,139,995
Intuitive Surgical, Inc.*	74,418	49,220,809

		60,360,804

Health Care Technology (5.1%)
athenahealth, Inc. (x)*	302,998	41,816,754

Life Sciences Tools & Services (4.9%)
Illumina, Inc.*	288,174	40,453,866

Pharmaceuticals (3.8%)
Zoetis, Inc.	649,336	$30,817,487

Total Health Care		181,778,935

Industrials (8.7%)
Aerospace & Defense (1.6%)
TransDigm Group, Inc.*	50,266	13,254,642

Air Freight & Logistics (0.5%)
XPO Logistics, Inc. (x)*	134,909	3,542,710

Professional Services (5.6%)
IHS, Inc., Class A*	170,974	19,766,304
Verisk Analytics, Inc.*	318,810	25,849,115

		45,615,419

Trading Companies & Distributors (1.0%)
Fastenal Co.	184,882	8,206,912

Total Industrials		70,619,683

Information Technology (32.3%)
Communications Equipment (0.7%)
Palo Alto Networks, Inc.*	48,644	5,965,700

Internet Software & Services (13.3%)
Autohome, Inc. (ADR)*	76,213	1,532,643
LinkedIn Corp., Class A*	126,253	23,893,380
MercadoLibre, Inc.	94,541	13,299,083
Pandora Media, Inc. (x)*	507,652	6,320,267
Twitter, Inc. (x)*	1,372,937	23,216,365
Yelp, Inc.*	170,083	5,163,720
Zillow Group, Inc., Class A (x)*	324,625	11,897,506
Zillow Group, Inc., Class C (x)*	649,250	23,554,790

		108,877,754

IT Services (4.1%)
FleetCor Technologies, Inc.*	166,909	23,889,685
Gartner, Inc.*	99,076	9,650,993

		33,540,678

Semiconductors & Semiconductor Equipment (0.7%)
NVIDIA Corp.	115,161	5,413,719

Software (13.1%)
Atlassian Corp. plc, Class A (x)*	152,808	3,957,727
FireEye, Inc. (x)*	251,672	4,145,038
Mobileye N.V. (x)*	119,522	5,514,745
NetSuite, Inc. (x)*	95,253	6,934,419
ServiceNow, Inc.*	368,299	24,455,054
Splunk, Inc.*	526,507	28,526,149
Tableau Software, Inc., Class A*	111,045	5,432,321
Workday, Inc., Class A*	377,564	28,192,704

		107,158,157

Technology Hardware, Storage & Peripherals (0.4%)
3D Systems Corp. (x)*	145,779	1,995,715
Stratasys Ltd. (x)*	50,679	1,160,042

		3,155,757

Total Information Technology		264,111,765

Total Common Stocks (93.5%) (Cost $647,338,923)		764,089,552

See Notes to Financial Statements.

1164

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

PREFERRED STOCK:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Better Place, Inc. 0.000% (b)*†	1,405,653	$—

Total Preferred Stock (0.0%) (Cost $3,514,131)		—

SHORT-TERM INVESTMENTS:
Investment Company (3.4%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	27,689,961	27,689,961

	Principal Amount	Value (Note 1)
Repurchase Agreements (20.3%)
Citigroup Global Markets Ltd.,
0.450%, dated 6/30/16, due 7/1/16, repurchase price $12,300,154, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $12,546,002. (xx)	$12,300,000	12,300,000
Deutsche Bank AG,
0.410%, dated 6/30/16, due 7/1/16, repurchase price $8,100,092, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $8,262,013. (xx)	8,100,000	8,100,000
Deutsche Bank Securities, Inc.,
0.400%, dated 6/30/16, due 7/1/16, repurchase price $10,000,111, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-1.125%, maturing 12/31/17-2/28/21; total market value $10,200,001. (xx)	10,000,000	10,000,000
HSBC Securities, Inc.,
0.380%, dated 6/30/16, due 7/1/16, repurchase price $5,000,053, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $5,100,103. (xx)	5,000,000	5,000,000
HSBC Securities, Inc.,
0.360%, dated 6/30/16, due 7/1/16, repurchase price $14,000,140, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $14,280,066. (xx)	14,000,000	14,000,000

Merrill Lynch PFS, Inc.,
0.420%, dated 6/30/16, due 7/1/16, repurchase price $5,416,748, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $5,525,019. (xx)	$5,416,685	$5,416,685
Mizuho Securities USA, Inc.,
0.450%, dated 6/30/16, due 7/1/16, repurchase price $5,000,063, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.750%, maturing 5/31/17-5/31/23; total market value $5,100,001. (xx)	5,000,000	5,000,000
Natixis,
0.600%, dated 6/30/16, due 7/1/16, repurchase price $9,000,150, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50; total market value $9,180,153. (xx)	9,000,000	9,000,000
Natixis,
0.480%, dated 6/30/16, due 7/1/16, repurchase price $10,750,143, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $10,965,148. (xx)	10,750,000	10,750,000
Natixis,
0.480%, dated 6/30/16, due 7/1/16, repurchase price $6,400,085, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $6,528,088. (xx)	6,400,000	6,400,000
Natixis,
0.530%, dated 6/30/16, due 7/1/16, repurchase price $5,000,074, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 3/31/18-11/15/22, U.S. Government Agency Securities, ranging from 0.792%-6.500%, maturing 10/25/39-6/16/48 ; total market value $5,100,525. (xx)	5,000,000	5,000,000
Nomura Securities Co., Ltd.,
0.400%, dated 6/30/16, due 7/1/16, repurchase price $8,000,089, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $8,160,000. (xx)	8,000,000	8,000,000

See Notes to Financial Statements.

1165

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

Nomura Securities Co., Ltd.,
0.400%, dated 6/30/16, due 7/6/16, repurchase price $10,000,667, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.750%, maturing 10/31/17-8/15/42; total market value $10,200,000. (xx)	$10,000,000	$10,000,000
RBC Capital Markets,
0.420%, dated 6/30/16, due 7/1/16, repurchase price $7,000,082, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-4.500%, maturing 8/1/26-3/1/46; total market value $7,140,000. (xx)	7,000,000	7,000,000
RBS Securities, Inc.,
0.390%, dated 6/30/16, due 7/1/16, repurchase price $4,000,043, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $4,080,009. (xx)	4,000,000	4,000,000
RBS Securities, Inc.,
0.400%, dated 6/30/16, due 7/5/16, repurchase price $15,000,833, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-6.125%, maturing 2/28/17-5/15/44; total market value $15,300,291. (xx)	15,000,000	15,000,000
Societe Generale S.A.,
0.240%, dated 6/30/16, due 7/7/16, repurchase price $6,000,280, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 12/8/16-2/15/37; total market value $6,120,002. (xx)	6,000,000	6,000,000
Societe Generale S.A.,
0.240%, dated 6/30/16, due 7/7/16, repurchase price $15,000,700, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.250%, maturing 6/30/17-5/15/44; total market value $15,300,002. (xx)	15,000,000	15,000,000

Societe Generale S.A.,
0.400%, dated 6/30/16, due 7/1/16, repurchase price $10,000,111, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 10/31/16-2/15/46; total market value $10,200,000. (xx)	$10,000,000	$10,000,000

Total Repurchase Agreements		165,966,685

Total Short-Term Investments (23.7%) (Cost $193,656,646)		193,656,646

Total Investments (117.2%) (Cost $844,509,700)		957,746,198
Other Assets Less Liabilities (-17.2%)		(140,246,130)

Net Assets (100%)		$817,500,068

*	Non-income producing.
†	Security (totaling $0 or 0.0% of net assets) held at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2016, the market value of these securities amounted to $5,926,335 or 0.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $170,167,769. This was secured by collateral of $165,966,685 which was received as cash and subsequently invested in short-term investments currently valued at $165,966,685, as reported in the Portfolio of Investments, and $8,242,478 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 5.375%, maturing 7/14/16 - 2/15/46.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

1166

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EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$124,582,039	$5,926,335	$—		$130,508,374
Consumer Staples	41,713,024	—	—		41,713,024
Financials	75,357,771	—	—		75,357,771
Health Care	181,778,935	—	—		181,778,935
Industrials	70,619,683	—	—		70,619,683
Information Technology	264,111,765	—	—		264,111,765
Preferred Stocks
Consumer Discretionary	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	27,689,961	—	—		27,689,961
Repurchase Agreements	—	165,966,685	—		165,966,685

Total Assets	$785,853,178	$171,893,020	$—	(a)	$957,746,198

Total Liabilities	$—	$—	$—		$—

Total	$785,853,178	$171,893,020	$—	(a)	$957,746,198

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$12,300,000	$—	$12,300,000	$(12,300,000)	$—
Deutsche Bank AG	8,100,000	—	8,100,000	(8,100,000)	—
Deutsche Bank Securities, Inc.	10,000,000	—	10,000,000	(10,000,000)	—
HSBC Securities, Inc.	19,000,000	—	19,000,000	(19,000,000)	—
Merrill Lynch PFS, Inc.	5,416,685	—	5,416,685	(5,416,685)	—
Mizuho Securities USA, Inc.	5,000,000	—	5,000,000	(5,000,000)	—
Natixis	31,150,000	—	31,150,000	(31,150,000)	—
Nomura Securities Co., Ltd.	18,000,000	—	18,000,000	(18,000,000)	—
RBC Capital Markets	7,000,000	—	7,000,000	(7,000,000)	—

See Notes to Financial Statements.

1167

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
RBS Securities, Inc.	$19,000,000	$—	$19,000,000	$(19,000,000)	$—
Societe Generale S.A.	31,000,000	—	31,000,000	(31,000,000)	—

Total	$165,966,685	$—	$165,966,685	$(165,966,685)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 19%)*	$78,181,084
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 0%)*	$105,268,197

*	During the period ended June 30, 2016, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$222,226,928
Aggregate gross unrealized depreciation	(109,006,387)

Net unrealized appreciation	$113,220,541

Federal income tax cost of investments	$844,525,657

During the six months ended June 30, 2016, the Portfolio incurred approximately $803 as brokerage commissions with Bank of America Corp. and $412 with Sanford C. Bernstein & Co., LLC, affiliated broker/dealers.

See Notes to Financial Statements.

1168

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $678,543,015)	$791,779,513
Repurchase Agreements (Cost $165,966,685)	165,966,685
Cash	22,951,000
Receivable for securities sold	3,668,104
Dividends, interest and other receivables	228,030
Security lending income receivable	151,852
Receivable from Separate Accounts for Trust shares sold	106,012
Other assets	8,965

Total assets	984,860,161

LIABILITIES
Payable on return of securities loaned	165,966,685
Payable to Separate Accounts for Trust shares redeemed	646,823
Investment management fees payable	466,243
Distribution fees payable – Class IB	145,938
Administrative fees payable	67,319
Distribution fees payable – Class IA	13,605
Trustees’ fees payable	1,419
Accrued expenses	52,061

Total liabilities	167,360,093

NET ASSETS	$817,500,068

Net assets were comprised of:
Paid in capital	$739,439,078
Accumulated undistributed net investment income (loss)	(2,218,226)
Accumulated undistributed net realized gain (loss) on investments	(32,957,282)
Net unrealized appreciation (depreciation) on investments	113,236,498

Net assets	$817,500,068

Class IA
Net asset value, offering and redemption price per share, $66,443,446 / 4,313,317 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.40

Class IB
Net asset value, offering and redemption price per share, $716,962,634 / 47,138,403 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.21

Class K
Net asset value, offering and redemption price per share, $34,093,988 / 2,191,695 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.56

(x)	Includes value of securities on loan of $170,167,769.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends	$1,604,136
Interest	30,307
Securities lending (net)	409,562

Total income	2,044,005

EXPENSES
Investment management fees	2,793,041
Distribution fees – Class IB	873,607
Administrative fees	403,510
Distribution fees – Class IA	82,195
Professional fees	35,606
Printing and mailing expenses	27,272
Custodian fees	22,874
Trustees’ fees	9,980
Miscellaneous	9,189

Total expenses	4,257,274

NET INVESTMENT INCOME (LOSS)	(2,213,269)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	(30,749,945)
Net change in unrealized appreciation (depreciation) on investments	(26,749,116)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(57,499,061)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(59,712,330)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,213,269)	$(8,045,757)
Net realized gain (loss) on investments and foreign currency transactions	(30,749,945)	15,530,907
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(26,749,116)	(60,291,183)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(59,712,330)	(52,806,033)

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	—	(1,991,379)
Class IB	—	(21,239,971)
Class K	—	(988,595)

TOTAL DISTRIBUTIONS	—	(24,219,945)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 137,349 and 458,474 shares, respectively ]	2,013,996	8,086,446
Capital shares issued in reinvestment of distributions [ 0 and 121,966 shares, respectively ]	—	1,991,379
Capital shares repurchased [ (425,544) and (963,376) shares, respectively ]	(6,276,991)	(17,060,560)

Total Class IA transactions	(4,262,995)	(6,982,735)

Class IB
Capital shares sold [ 1,601,865 and 2,891,671 shares, respectively ]	23,171,565	50,110,287
Capital shares issued in reinvestment of distributions [ 0 and 1,317,454 shares, respectively ]	—	21,239,971
Capital shares repurchased [ (3,833,180) and (7,142,357) shares, respectively ]	(55,599,898)	(125,237,964)

Total Class IB transactions	(32,428,333)	(53,887,706)

Class K
Capital shares sold [ 139,928 and 236,108 shares, respectively ]	2,074,395	4,256,148
Capital shares issued in reinvestment of distributions [ 0 and 60,056 shares, respectively ]	—	988,595
Capital shares repurchased [ (204,583) and (480,064) shares, respectively ]	(3,032,758)	(8,548,091)

Total Class K transactions	(958,363)	(3,303,348)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(37,649,691)	(64,173,789)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(97,362,021)	(141,199,767)
NET ASSETS:
Beginning of period	914,862,089	1,056,061,856

End of period (a)	$817,500,068	$914,862,089

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(2,218,226)	$(4,957)

See Notes to Financial Statements.

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EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IA		2015	2014		2013	2012	2011
Net asset value, beginning of period	$16.45	$17.87	$20.45		$15.64	$14.69	$17.27

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.04)	(0.14)	(0.12	)##	(0.07)	0.05	(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.01)	(0.85)	(0.01)		6.06	1.23	(1.27)

Total from investment operations	(1.05)	(0.99)	(0.13)		5.99	1.28	(1.31)

Less distributions:
Dividends from net investment income	—	—	—		—	(0.04)	(0.04)
Distributions from net realized gains	—	(0.43)	(2.45)		(1.18)	(0.26)	(1.23)
Return of capital	—	—	—		—	(0.03)	—

Total dividends and distributions	—	(0.43)	(2.45)		(1.18)	(0.33)	(1.27)

Net asset value, end of period	$15.40	$16.45	$17.87		$20.45	$15.64	$14.69

Total return (b)	(6.38)%	(5.48)%	(0.72)%		38.59%	8.76%	(7.46)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$66,443	$75,683	$89,069		$95,333	$76,410	$75,634
Ratio of expenses to average net assets:
After waivers (a)(f)	1.08%	1.07%	1.07%		1.08%	1.09%	0.83%
After waivers and fees paid indirectly (a)(f)	1.08%	1.07%	1.07%		1.07%	1.08%	0.82%
Before waivers and fees paid indirectly (a)(f)	1.08%	1.07%	1.07%		1.08%	1.09%	0.83%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.57)%	(0.81)%	(0.58	)%(aa)	(0.42)%	0.34%	(0.22)%
After waivers and fees paid indirectly (a)(f)	(0.57)%	(0.81)%	(0.58	)%(aa)	(0.41)%	0.35%	(0.21)%
Before waivers and fees paid indirectly (a)(f)	(0.57)%	(0.81)%	(0.58	)%(aa)	(0.42)%	0.34%	(0.22)%
Portfolio turnover rate (z)^	10%	21%	45%		48%	34%	32%

See Notes to Financial Statements.

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EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IB		2015	2014		2013	2012	2011
Net asset value, beginning of period	$16.24	$17.65	$20.23		$15.48	$14.54	$17.16

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.04)	(0.14)	(0.11	)##	(0.07)	0.05	(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.99)	(0.84)	(0.02)		6.00	1.22	(1.27)

Total from investment operations	(1.03)	(0.98)	(0.13)		5.93	1.27	(1.35)

Less distributions:
Dividends from net investment income	—	—	—		—	(0.04)	(0.04)
Distributions from net realized gains	—	(0.43)	(2.45)		(1.18)	(0.26)	(1.23)
Return of capital	—	—	—		—	(0.03)	—

Total dividends and distributions	—	(0.43)	(2.45)		(1.18)	(0.33)	(1.27)

Net asset value, end of period	$15.21	$16.24	$17.65		$20.23	$15.48	$14.54

Total return (b)	(6.34)%	(5.49)%	(0.73)%		38.60%	8.77%	(7.74)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$716,963	$801,749	$923,131		$1,022,999	$824,892	$795,511
Ratio of expenses to average net assets:
After waivers (a)(f)	1.08%	1.07%	1.07%		1.08%	1.09%	1.08%
After waivers and fees paid indirectly (a)(f)	1.08%	1.07%	1.07%		1.07%	1.08%	1.07%
Before waivers and fees paid indirectly (a)(f)	1.08%	1.07%	1.07%		1.08%	1.09%	1.08%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.57)%	(0.81)%	(0.58	)%(bb)	(0.41)%	0.34%	(0.46)%
After waivers and fees paid indirectly (a)(f)	(0.57)%	(0.81)%	(0.58	)%(bb)	(0.40)%	0.35%	(0.45)%
Before waivers and fees paid indirectly (a)(f)	(0.57)%	(0.81)%	(0.58	)%(bb)	(0.41)%	0.34%	(0.46)%
Portfolio turnover rate (z)^	10%	21%	45%		48%	34%	32%

See Notes to Financial Statements.

1172

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EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,					December 1, 2011* to December 31, 2011
Class K		2015	2014		2013	2012
Net asset value, beginning of period	$16.59	$17.97	$20.50		$15.64	$14.69	$16.61

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)	(0.10)	(0.06	)##	(0.03)	0.10	— #
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.01)	(0.85)	(0.02)		6.07	1.22	(0.69)

Total from investment operations	(1.03)	(0.95)	(0.08)		6.04	1.32	(0.69)

Less distributions:
Dividends from net investment income	—	—	—		—	(0.08)	—
Distributions from net realized gains	—	(0.43)	(2.45)		(1.18)	(0.26)	(1.23)
Return of capital	—	—	—		—	(0.03)	—

Total dividends and distributions	—	(0.43)	(2.45)		(1.18)	(0.37)	(1.23)

Net asset value, end of period	$15.56	$16.59	$17.97		$20.50	$15.64	$14.69

Total return (b)	(6.21)%	(5.23)%	(0.47)%		38.91%	9.03%	(4.04)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$34,094	$37,430	$43,862		$47,392	$38,041	$35,646
Ratio of expenses to average net assets:
After waivers (a)(f)	0.83%	0.82%	0.82%		0.83%	0.84%	0.85%
After waivers and fees paid indirectly (a)(f)	0.83%	0.82%	0.82%		0.82%	0.83%	0.85%
Before waivers and fees paid indirectly (a)(f)	0.83%	0.82%	0.82%		0.83%	0.84%	0.85%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.32)%	(0.56)%	(0.32	)%(cc)	(0.16)%	0.61%	0.11%
After waivers and fees paid indirectly (a)(f)	(0.32)%	(0.56)%	(0.32	)%(cc)	(0.15)%	0.63%	0.11%
Before waivers and fees paid indirectly (a)(f)	(0.32)%	(0.56)%	(0.32	)%(cc)	(0.16)%	0.61%	0.11%
Portfolio turnover rate (z)^	10%	21%	45%		48%	34%	32%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.18), $(0.18), and $(0.13) for Class IA, Class IB, and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be (0.91)% for income after waivers and reimbursements, (0.91)% for income after waivers, reimbursements and fees paid indirectly, and (0.91)% for income before waivers, reimbursements.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be (0.90)% for income after waivers and reimbursements, (0.90)% for income after waivers, reimbursements and fees paid indirectly, and (0.90)% for income before waivers, reimbursements.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class K would be (0.64)% for income after waivers and reimbursements, (0.64)% for income after waivers, reimbursements and fees paid indirectly, and (0.64)% for income before waivers, reimbursements.

See Notes to Financial Statements.

1173

EQ/OPPENHEIMER GLOBAL PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	Market Value	% of Net Assets
Information Technology	$43,284,938	24.1%
Financials	35,945,718	20.0
Health Care	27,083,038	15.1
Consumer Discretionary	25,466,904	14.1
Industrials	22,536,928	12.5
Consumer Staples	10,220,137	5.7
Investment Companies	6,436,706	3.6
Repurchase Agreements	5,989,384	3.3
Telecommunication Services	3,456,521	1.9
Energy	2,789,589	1.5
Materials	1,519,465	0.9
Cash and Other	(4,943,161)	(2.7)

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$919.21	$5.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.65	6.27
Class IB
Actual	1,000.00	919.16	5.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.65	6.27

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.25% and 1.25%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1174

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Brazil (0.5%)
Embraer S.A. (ADR)	45,356	$985,132

Cayman Islands (0.1%)
Theravance Biopharma, Inc. (x)*	5,673	128,720

China (1.0%)
JD.com, Inc. (ADR) (x)*	86,863	1,844,102

Denmark (0.3%)
FLSmidth & Co. A/S	15,440	549,819

France (7.2%)
Airbus Group SE	71,429	4,147,769
Kering	14,084	2,296,910
LVMH Moet Hennessy Louis Vuitton SE	23,041	3,488,802
Societe Generale S.A.	42,764	1,351,462
Technip S.A.	29,783	1,619,815

		12,904,758

Germany (8.4%)
Allianz SE (Registered)	19,883	2,832,772
Bayer AG (Registered)	23,274	2,341,648
Bayerische Motoren Werke (BMW) AG (Preference) (q)	43,758	2,773,837
Deutsche Bank AG (Registered)*	61,535	837,298
Linde AG	10,917	1,519,465
SAP SE	49,565	3,704,866
Siemens AG (Registered)	10,042	1,028,683

		15,038,569

India (3.8%)
DLF Ltd.	1,390,586	3,112,017
ICICI Bank Ltd. (ADR)	314,885	2,260,874
Zee Entertainment Enterprises Ltd.	209,166	1,420,408

		6,793,299

Italy (1.3%)
Banca Monte dei Paschi di Siena S.p.A.*	975,714	419,181
Brunello Cucinelli S.p.A. (x)	33,633	603,436
Prysmian S.p.A.	42,191	924,895
Tod’s S.p.A.	8,846	474,455

		2,421,967

Japan (13.6%)
Dai-ichi Life Insurance Co., Ltd.	167,763	1,860,027
FANUC Corp.	7,982	1,292,017
KDDI Corp.	113,547	3,456,521
Keyence Corp.	5,689	3,836,961
Kyocera Corp.	47,540	2,253,990
Murata Manufacturing Co., Ltd.	34,617	3,883,279
Nidec Corp.	41,464	3,129,705
Nintendo Co., Ltd.	4,100	585,009
Nomura Holdings, Inc.	165,200	591,985
Rakuten, Inc.	68,400	737,735
Sumitomo Mitsui Financial Group, Inc.	56,644	1,623,998
Suzuki Motor Corp.	41,800	1,128,101

		24,379,328

Spain (3.4%)
Banco Bilbao Vizcaya Argentaria S.A.	225,066	$1,289,761
Industria de Diseno Textil S.A.	110,560	3,686,896
Repsol S.A.	89,905	1,140,541

		6,117,198

Sweden (2.9%)
Assa Abloy AB, Class B	153,196	3,140,046
Telefonaktiebolaget LM Ericsson, Class B	263,956	2,017,581

		5,157,627

Switzerland (4.0%)
Credit Suisse Group AG (Registered)*	109,822	1,170,304
Nestle S.A. (Registered)	20,945	1,615,607
Roche Holding AG	6,788	1,792,239
UBS Group AG (Registered)	198,007	2,561,934

		7,140,084

United Kingdom (4.1%)
Circassia Pharmaceuticals plc*	310,638	421,042
Earthport plc*	798,430	146,501
Prudential plc	174,778	2,977,484
Unilever plc	80,278	3,850,702

		7,395,729

United States (45.2%)
3M Co.	17,327	3,034,304
ACADIA Pharmaceuticals, Inc. (x)*	45,700	1,483,422
Adobe Systems, Inc.*	28,970	2,775,036
Aetna, Inc.	45,082	5,505,865
Alphabet, Inc., Class A*	5,787	4,071,328
Alphabet, Inc., Class C*	5,999	4,151,908
Anthem, Inc.	24,275	3,188,279
Biogen, Inc.*	6,960	1,683,067
BioMarin Pharmaceutical, Inc.*	15,510	1,206,678
Bluebird Bio, Inc. (x)*	14,180	613,852
Celldex Therapeutics, Inc. (x)*	91,890	403,397
Cigna Corp.	3,520	450,525
Citigroup, Inc.	82,876	3,513,114
Colgate-Palmolive Co.	64,943	4,753,828
eBay, Inc.*	39,167	916,899
Emerson Electric Co.	27,968	1,458,811
Facebook, Inc., Class A*	34,095	3,896,377
FNF Group	43,948	1,648,050
Gilead Sciences, Inc.	25,305	2,110,943
Goldman Sachs Group, Inc.	14,948	2,220,974
Humana, Inc.	950	170,886
International Game Technology plc (Italian Stock Exchange)	16,430	307,898
International Game Technology plc (New York Stock Exchange)	43,669	818,357
Intuit, Inc.	38,145	4,257,363
Ionis Pharmaceuticals, Inc. (x)*	19,390	451,593
MacroGenics, Inc.*	31,190	841,818
Maxim Integrated Products, Inc.	99,499	3,551,119
McDonald’s Corp.	4,180	503,021
PayPal Holdings, Inc.*	55,097	2,011,591

See Notes to Financial Statements.

1175

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

S&P Global, Inc.	52,904	$5,674,483
Sage Therapeutics, Inc. (x)*	6,140	184,998
Shire plc	18,598	1,145,255
Tiffany & Co.	30,132	1,827,205
Twitter, Inc. (x)*	72,450	1,225,130
United Parcel Service, Inc., Class B	26,418	2,845,747
Vertex Pharmaceuticals, Inc.*	5,238	450,573
Walt Disney Co.	35,857	3,507,532
Zimmer Biomet Holdings, Inc.	20,836	2,508,238

		81,369,464

Total Common Stocks (95.8%) (Cost $146,680,898)		172,225,796

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd.,6.000% (Cost $—)	357,569	48,209

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
Repsol S.A., expiring 7/1/16* (Cost $27,536)	89,905	29,233

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (3.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	6,436,706	6,436,706

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.3%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $500,006, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $510,000. (xx)	$500,000	500,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $300,003, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $306,000. (xx)	300,000	300,000

HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $500,005, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $510,010. (xx)	$500,000	$500,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $2,189,410, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $2,233,172. (xx)	2,189,384	2,189,384
Mizuho Securities USA, Inc., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $250,003, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.750%, maturing 5/31/17-5/31/23; total market value $255,000. (xx)	250,000	250,000
Natixis, 0.600%, dated 6/30/16, due 7/1/16, repurchase price $500,008, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50; total market value $510,009. (xx)	500,000	500,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $1,000,013, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $1,020,014. (xx)	1,000,000	1,000,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $250,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $255,004. (xx)	250,000	250,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $250,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $255,000. (xx)	250,000	250,000

See Notes to Financial Statements.

1176

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $250,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $255,000. (xx)	$250,000	$250,000

Total Repurchase Agreements		5,989,384

Total Short-Term Investments (6.9%) (Cost $12,426,090)		12,426,090

Total Investments (102.7%) (Cost $159,134,524)		184,729,328
Other Assets Less Liabilities (-2.7%)		(4,943,161)

Net Assets (100%)		$179,786,167

*	Non-income producing.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $5,808,372. This was secured by collateral of $5,989,384 which was received as cash and subsequently invested in short-term investments currently valued at $5,989,384, as reported in the Portfolio of Investments.

Glossary:

ADR	— American Depositary Receipt

Sector Weightings as of June 30, 2016	Market Value	% of Net Assets
Information Technology	$43,284,938	24.1%
Financials	35,945,718	20.0
Health Care	27,083,038	15.1
Consumer Discretionary	25,466,904	14.1
Industrials	22,536,928	12.5
Consumer Staples	10,220,137	5.7
Investment Companies	6,436,706	3.6
Repurchase Agreements	5,989,384	3.3
Telecommunication Services	3,456,521	1.9
Energy	2,789,589	1.5
Materials	1,519,465	0.9
Cash and Other	(4,943,161)	(2.7)

		100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$8,808,115	$16,610,580	$—	$25,418,695
Consumer Staples	4,753,828	5,466,309	—	10,220,137
Energy	—	2,760,356	—	2,760,356
Financials	15,317,495	20,628,223	—	35,945,718
Health Care	21,382,854	5,700,184	—	27,083,038
Industrials	8,323,994	14,212,934	—	22,536,928
Information Technology	26,856,751	16,428,187	—	43,284,938
Materials	—	1,519,465	—	1,519,465
Telecommunication Services	—	3,456,521	—	3,456,521
Preferred Stocks
Consumer Discretionary	—	48,209	—	48,209
Rights
Energy	—	29,233	—	29,233

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Companies	$6,436,706	$—	$—	$6,436,706
Repurchase Agreements	—	5,989,384	—	5,989,384

Total Assets	$91,879,743	$92,849,585	$—	$184,729,328

Total Liabilities	$—	$—	$—	$—

Total	$91,879,743	$92,849,585	$—	$184,729,328

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$500,000	$—	$500,000	$(500,000)	$—
Deutsche Bank AG	300,000	—	300,000	(300,000)	—
HSBC Securities, Inc.	500,000	—	500,000	(500,000)	—
Merrill Lynch PFS, Inc.	2,189,384	—	2,189,384	(2,189,384)	—
Mizuho Securities USA, Inc.	250,000	—	250,000	(250,000)	—
Natixis	1,750,000	—	1,750,000	(1,750,000)	—
Nomura Securities Co., Ltd.	250,000	—	250,000	(250,000)	—
RBS Securities, Inc.	250,000	—	250,000	(250,000)	—

Total	$5,989,384	$—	$5,989,384	$(5,989,384)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$16,019,428
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$10,937,150

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,555,128
Aggregate gross unrealized depreciation	(17,694,650)

Net unrealized appreciation	$24,860,478

Federal income tax cost of investments	$159,868,850

For the six months ended June 30, 2016, the Portfolio incurred approximately $976 as brokerage commissions with with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $153,145,140)	$178,739,944
Repurchase Agreements (Cost $5,989,384)	5,989,384
Cash	814,000
Foreign cash (Cost $5,157)	5,157
Dividends, interest and other receivables	289,392
Receivable for securities sold	240,988
Receivable from Separate Accounts for Trust shares sold	63,124
Security lending income receivable	3,041
Other assets	2,005

Total assets	186,147,035

LIABILITIES
Payable on return of securities loaned	5,989,384
Investment management fees payable	121,699
Payable for securities purchased	118,828
Payable to Separate Accounts for Trust shares redeemed	46,743
Distribution fees payable – Class IB	26,880
Administrative fees payable	15,040
Distribution fees payable – Class IA	10,321
Trustees’ fees payable	44
Accrued expenses	31,929

Total liabilities	6,360,868

NET ASSETS	$179,786,167

Net assets were comprised of:
Paid in capital	$177,781,010
Accumulated undistributed net investment income (loss)	1,563,673
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(25,140,246)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	25,581,730

Net assets	$179,786,167

Class IA
Net asset value, offering and redemption price per share, $49,832,772 / 3,681,513 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.54

Class IB
Net asset value, offering and redemption price per share, $129,953,395 / 9,603,882 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.53

(x)	Includes value of securities on loan of $5,808,372.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends (net of $230,674 foreign withholding tax)	$2,313,252
Interest	57,146
Securities lending (net)	10,315

Total income	2,380,713

EXPENSES
Investment management fees	840,833
Distribution fees – Class IB	158,974
Administrative fees	89,510
Distribution fees – Class IA	62,298
Professional fees	32,529
Custodian fees	20,265
Printing and mailing expenses	6,083
Trustees’ fees	2,173
Miscellaneous	6,229

Gross expenses	1,218,894
Less: Waiver from investment manager	(113,113)

Net expenses	1,105,781

NET INVESTMENT INCOME (LOSS)	1,274,932

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(818,020)
Foreign currency transactions	19,960

Net realized gain (loss)	(798,060)

Change in unrealized appreciation (depreciation) on:
Investments	(15,697,340)
Foreign currency translations	6,276

Net change in unrealized appreciation (depreciation)	(15,691,064)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(16,489,124)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(15,214,192)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,274,932	$663,518
Net realized gain (loss) on investments and foreign currency transactions	(798,060)	2,075,458
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(15,691,064)	670,014

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(15,214,192)	3,408,990

DIVIDENDS:
Dividends from net investment income
Class IA	—	(143,833)
Class IB	—	(357,321)

TOTAL DIVIDENDS:	—	(501,154)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 294,291 and 1,657,666 shares, respectively ]	3,990,682	25,416,553
Capital shares issued in reinvestment of dividends [ 0 and 9,864 shares, respectively ]	—	143,833
Capital shares repurchased [ (266,523) and (1,054,452) shares, respectively ]	(3,588,670)	(15,690,753)

Total Class IA transactions	402,012	9,869,633

Class IB
Capital shares sold [ 857,712 and 1,939,931 shares, respectively ]	11,594,371	29,485,726
Capital shares issued in reinvestment of dividends [ 0 and 24,512 shares, respectively ]	—	357,321
Capital shares repurchased [ (399,889) and (509,325) shares, respectively ]	(5,439,060)	(7,725,860)

Total Class IB transactions	6,155,311	22,117,187

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	6,557,323	31,986,820

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,656,869)	34,894,656
NET ASSETS:
Beginning of period	188,443,036	153,548,380

End of period (a)	$179,786,167	$188,443,036

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,563,673	$288,741

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Class IA			2015	2014		2013	2012	2011
Net asset value, beginning of period	$14.73		$14.31	$14.13		$11.43	$9.57	$10.56

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	###	0.06	0.08	##	0.08	0.09	0.10
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.29)		0.40	0.17		2.92	1.86	(0.99)

Total from investment operations	(1.19)		0.46	0.25		3.00	1.95	(0.89)

Less distributions:
Dividends from net investment income	—		(0.04)	(0.07)		(0.30)	(0.09)	(0.10)

Net asset value, end of period	$13.54		$14.73	$14.31		$14.13	$11.43	$9.57

Total return (b)	(8.08)%		3.22%	1.78%		26.33%	20.39%	(8.39)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$49,833		$53,805	$43,515		$33,090	$21,522	$12,952
Ratio of expenses to average net assets:
After waivers (a)(f)	1.25%		1.25%	1.25%		1.25%	1.32%	1.10%
Before waivers (a)(f)	1.38%		1.39%	1.43%		1.42%	1.36%	1.11%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.43	%(cc)	0.39%	0.58	%(aa)	0.59%	0.85%	0.97%
Before waivers (a)(f)	1.30	%(cc)	0.25%	0.40	%(aa)	0.42%	0.80%	0.96%
Portfolio turnover rate (z)^	6%		17%	17%		27%	21%	18%

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Class IB			2015	2014		2013	2012	2011
Net asset value, beginning of period	$14.72		$14.31	$14.13		$11.43	$9.57	$10.56

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	###	0.05	0.09	##	0.13	0.09	0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.29)		0.40	0.16		2.87	1.86	(0.99)

Total from investment operations	(1.19)		0.45	0.25		3.00	1.95	(0.91)

Less distributions:
Dividends from net investment income	—		(0.04)	(0.07)		(0.30)	(0.09)	(0.08)

Net asset value, end of period	$13.53		$14.72	$14.31		$14.13	$11.43	$9.57

Total return (b)	(8.08)%		3.15%	1.78%		26.33%	20.39%	(8.62)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$129,953		$134,638	$110,034		$95,434	$394,139	$328,920
Ratio of expenses to average net assets:
After waivers (a)(f)	1.25%		1.25%	1.25%		1.25%	1.32%	1.35%
Before waivers (a)(f)	1.38%		1.39%	1.43%		1.37%	1.36%	1.36	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.44	%(dd)	0.36%	0.60	%(bb)	1.00%	0.88%	0.80%
Before waivers (a)(f)	1.32	%(dd)	0.22%	0.42	%(bb)	0.88%	0.83%	0.80%
Portfolio turnover rate (z)^	6%		17%	17%		27%	21%	18%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.05 and $0.06 for Class IA and Class IB.
###	Includes income resulting from special dividend. Without this dividend, the per share income amounts would be $(0.07) and $(0.07) for Class IA and Class IB, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend, Without this dividend, the ratios for Class IA would be 0.38% for income after waivers and 0.20% before waivers.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be 0.40% for income after waivers and 0.22% before waivers.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IA would be (1.03)% for income after waivers and (1.15)% before waivers.
(dd)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class IB would be (1.01)% for income after waivers and (1.14)% before waivers.

See Notes to Financial Statements.

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Government Securities	125.3%
Asset-Backed and Mortgage-Backed Securities	7.7
Financials	3.3
Health Care	1.8
Investment Companies	0.8
Telecommunication Services	0.4
Energy	0.3
Consumer Discretionary	0.2
Information Technology	0.1
Options Purchased	0.0 #
Cash and Other	(39.9)

100.0%

# Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IB
Actual	$1,000.00	$1,078.83	$6.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.35	6.57
Class K
Actual	1,000.00	1,080.82	5.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.32

*   Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratios of 1.31% and 1.06%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (7.7%)
Asset-Backed Securities (5.9%)
Carlyle Global Market Strategies CLO Ltd.,
Series 2012-1A AR 1.864%, 4/20/22 (l)§		$250,000	$249,258
CIFC Funding Ltd.,
Series 2012-2A A1R 2.030%, 12/5/24 (l)§		200,000	198,987
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE1 M3 1.428%, 5/25/35 (l)		166,495	154,148
Cordatus CLO I plc,
Series 2006-1X A2 0.968%, 1/30/24 (b)(l)(m)	GBP	57,859	75,193
Cordatus CLO II plc,
Series 2007-1X A1F 0.165%, 7/25/24 (l)(m)	EUR	305,209	335,161
Series 2007-1X A2 0.968%, 7/25/24 (b)(l)(m)	GBP	83,105	106,973
Countrywide Asset-Backed Certificates,
Series 2004-ECC1 M2 1.503%, 9/25/34 (l)		$121,154	111,372
Denali Capital CLO VII Ltd.,
Series 2007-1A A1L 0.865%, 1/22/22 (l)§		423,148	413,177
Eaton Vance CDO VII plc,
Series 1-X A2 0.890%, 3/25/26 (l)(m)		132,155	129,652
Series 1-X VFNU 0.970%, 3/25/26 (b)(l)(m)		215,802	212,257
Highlander Euro CDO III B.V.,
Series 2007-3X A 0.000%, 5/1/23 (l)(m)	EUR	142,126	154,292
JP Morgan Mortgage Acquisition Trust,
Series 2006-ACC1 A1 0.613%, 5/25/36 (l)		$41,097	39,581
Series 2006-NC1 A1 0.623%, 4/25/36 (l)		67,302	62,311
Series 2006-NC1 A4 0.623%, 4/25/36 (l)		177,850	174,837
Series 2007-CH2 AV1 0.613%, 1/25/37 (l)		53,694	51,918
Merrill Lynch Mortgage Investors Trust,
Series 2006-FF1 M5 0.843%, 8/25/36 (l)		200,000	169,518
NovaStar Mortgage Funding Trust,
Series 2005-3 M2 0.923%, 1/25/36 (l)		200,000	152,319
Option One Mortgage Loan Trust,
Series 2004-3 M2 1.308%, 11/25/34 (l)		30,505	26,605
RAAC Trust,
Series 2007-SP3 A1 1.653%, 9/25/47 (l)		60,139	57,156
RAMP Trust,
Series 2006-RZ4 A2 0.633%, 10/25/36 (l)		125,721	124,000

Structured Asset Securities Corp Mortgage Loan Trust,
Series 2007-WF2 A1 1.453%, 8/25/37 (l)		$56,982	$51,311
Symphony CLO VIII LP,
Series 2012-8AR AR 1.729%, 1/9/23 (l)§		238,995	238,303
VOLT XLI LLC,
Series 2016-NPL1 A1 4.250%, 2/26/46 (e)§		279,577	279,674
Voya CLO Ltd.,
Series 2012-2AR AR 1.928%, 10/15/22 (l)§		100,000	99,532

			3,667,535

Non-Agency CMO (1.8%)
Alternative Loan Trust,
Series 2004-18CB 4A1 5.500%, 9/25/34		99,565	100,582
Citigroup Mortgage Loan Trust, Inc.,
Series 2009-6 4A1 3.003%, 4/25/37 (l)§		17,490	17,450
Downey Savings & Loan Association Mortgage Loan Trust,
Series 2005-AR6 2A1A 0.738%, 10/19/45 (l)		112,143	95,473
GSR Mortgage Loan Trust,
Series 2004-12 3A6 2.739%, 12/25/34 (l)		35,254	34,497
Series 2005-AR4 6A1 3.182%, 7/25/35 (l)		190,752	188,125
Hercules Eclipse plc,
Series 2006-4 A 0.831%, 10/25/18 (l)(m)	GBP	22,992	29,690
JP Morgan Mortgage Trust,
Series 2005-A2 5A2 2.774%, 4/25/35 (l)		$64,633	63,865
Lehman Mortgage Trust,
Series 2005-3 4A1 5.403%, 1/25/36 (l)		44,507	41,550
Morgan Stanley Capital I, Inc.,
Series 2007-IQ16 A4 5.809%, 12/12/49		82,873	85,997
Thornburg Mortgage Securities Trust,
Series 2007-4 2A1 2.469%, 9/25/37 (l)		229,520	219,840
Trinity Square plc,
Series 2015-1A A 1.738%, 7/15/51 (l)§	GBP	188,700	246,459

			1,123,528

Total Asset-Backed and Mortgage-Backed Securities			4,791,063

Corporate Bonds (6.1%)
Consumer Discretionary (0.2%)
Media (0.2%)
RELX Investments plc 5.625%, 10/20/16	GBP	100,000	134,688

Total Consumer Discretionary			134,688

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (CONTINUED)

June 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)

Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Sabine Pass LNG LP 7.500%, 11/30/16		$200,000	$203,750

Total Energy			203,750

Financials (3.3%)
Banks (1.8%)
Banco Popular Espanol S.A. 11.500%, 10/10/18) (l)(m)(y)	EUR	100,000	109,310
Bank of America Corp. 5.750%, 12/1/17		$100,000	105,966
5.700%, 1/24/22		100,000	115,780
Credit Agricole S.A. 8.125%, 9/19/33 (l)(m)		200,000	214,000
JPMorgan Chase & Co. 1.188%, 4/25/18 (l)		200,000	199,693
Lloyds Bank plc 1.750%, 5/14/18		100,000	99,702
Santander Holdings USA, Inc. 2.115%, 11/24/17 (l)		100,000	100,088
UBS Group Funding Jersey Ltd. 2.950%, 9/24/20§		200,000	203,119

			1,147,658

Capital Markets (0.5%)
Goldman Sachs Group, Inc. 1.853%, 9/15/20 (l)		200,000	199,500
3.500%, 1/23/25		100,000	102,884

			302,384

Consumer Finance (0.7%)
Ally Financial, Inc. 3.500%, 7/18/16		100,000	99,750
5.500%, 2/15/17		200,000	204,000
Volkswagen Bank GmbH 0.152%, 11/27/17 (b)(l)(m)	EUR	100,000	110,930

			414,680

Real Estate Management & Development (0.2%)
Vonovia Finance B.V. 3.200%, 10/2/17 (b)(m)		$100,000	102,121

Thrifts & Mortgage Finance (0.1%)
Realkredit Danmark A/S 1.000%, 1/1/17	DKK	400,000	60,060
2.000%, 4/1/17		200,000	30,339

			90,399

Total Financials			2,057,242

Health Care (1.8%)
Biotechnology (0.2%)
Baxalta, Inc. 2.875%, 6/23/20		$100,000	101,631

Health Care Equipment & Supplies (0.6%)
Zimmer Biomet Holdings, Inc. 2.000%, 4/1/18		400,000	403,617

Pharmaceuticals (1.0%)
AbbVie, Inc. 1.800%, 5/14/18		$100,000	$100,640
2.500%, 5/14/20		100,000	102,201
Actavis Funding SCS 1.850%, 3/1/17		100,000	100,296
1.736%, 3/12/18 (l)		100,000	100,266
2.350%, 3/12/18		100,000	101,293
3.450%, 3/15/22		100,000	103,875

			608,571

Total Health Care			1,113,819

Information Technology (0.1%)
Technology Hardware, Storage & Peripherals (0.1%)
Hewlett Packard Enterprise Co. 2.450%, 10/5/17§		50,000	50,544

Total Information Technology			50,544

Telecommunication Services (0.4%)
Wireless Telecommunication Services (0.4%)
Altice Financing S.A. 5.250%, 2/15/23§	EUR	200,000	224,258

Total Telecommunication Services			224,258

Total Corporate Bonds			3,784,301

Government Securities (125.3%)
Agency CMO (1.7%)
Federal National Mortgage Association
3.500%, 8/25/46 TBA		$1,000,000	1,053,711

Foreign Governments (67.3%)
Athens Urban Transportation Organisation
4.851%, 9/19/16 (b)	EUR	200,000	218,345
Australia Government Bond
1.250%, 2/21/22 (m)	AUD	200,000	155,209
3.000%, 9/20/25 (m)		500,000	456,692
Autonomous Community of Catalonia
4.750%, 6/4/18	EUR	100,000	113,412
Canadian Government Real Return Bond
6.578%, 12/1/21	CAD	154,532	152,822
1.500%, 12/1/44		144,373	147,675
1.250%, 12/1/47		520,645	515,199
Denmark Government Bond
0.100%, 11/15/23	DKK	3,548,716	562,440
Deutsche Bundesrepublik Inflation Linked Bond
1.750%, 4/15/20 (b)(m)	EUR	328,500	402,736
0.100%, 4/15/23 (b)(m)		72,446	86,663
0.100%, 4/15/26 (m)		946,862	1,165,651
0.100%, 4/15/46 (m)		71,041	104,066
Federative Republic of Brazil
(Zero Coupon), 10/1/16	BRL	6,000,000	1,803,879
(Zero Coupon), 1/1/17		4,800,000	1,398,499

See Notes to Financial Statements.

1186

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)

France Government Bond OAT
0.250%, 7/25/18 (m)	EUR	4,105,907	$4,695,185
2.250%, 7/25/20 (b)(m)		743,999	940,889
0.100%, 7/25/21 (m)(z)		374,603	439,282
1.100%, 7/25/22 (m)(z)		452,584	566,539
0.250%, 7/25/24 (m)		548,289	665,830
1.850%, 7/25/27 (b)(m)		213,698	307,685
0.700%, 7/25/30 (m)(z)		200,670	266,686
1.800%, 7/25/40 (m)		480,782	845,690
Italy Buoni Poliennali Del Tesoro
1.700%, 9/15/18		879,109	1,020,985
2.350%, 9/15/24 (m)		843,755	1,076,501
3.100%, 9/15/26		423,996	583,490
1.250%, 9/15/32 (m)		199,686	233,614
2.550%, 9/15/41 TIPS (m)		390,946	561,344
Japan Government Five Year Bond
0.300%, 9/20/16	JPY	10,000,000	96,952
Japanese Government CPI Linked Bond
0.100%, 3/10/25		79,760,000	823,187
0.100%, 3/10/26		99,581,000	1,032,095
Japanese Treasury Bill
(Zero Coupon), 9/26/16		70,000,000	678,242
Mexican Udibonos
4.500%, 12/4/25	MXN	6,379,500	397,925
4.500%, 11/22/35		1,624,661	103,257
4.000%, 11/8/46		3,500,060	211,273
New Zealand Government Bond
3.000%, 4/15/20 (m)	NZD	100,000	73,835
2.000%, 9/20/25 (m)		600,000	444,812
2.500%, 9/20/35 (m)		100,000	78,893
Spain Government Bond
0.550%, 11/30/19 (m)	EUR	640,557	732,560
United Kingdom Gilt
2.000%, 9/7/25 (m)	GBP	628,000	916,879
3.250%, 1/22/44 (m)		450,000	797,727
United Kingdom Gilt Inflation Linked Bond
0.125%, 3/22/24 (m)(z)		4,252,732	6,495,551
1.250%, 11/22/32 (m)(z)		862,153	1,710,318
0.625%, 11/22/42 (m)		18,455	39,893
0.125%, 3/22/44 (m)(z)		894,938	1,762,728
0.125%, 3/22/46 (b)(m)		696,618	1,408,299
0.250%, 3/22/52 (m)(z)		432,684	997,800
1.250%, 11/22/55 (b)(m)		27,200	86,019
0.125%, 3/22/58 (m)(z)		996,610	2,476,062
0.375%, 3/22/62 (m)		182,891	530,760
0.125%, 3/22/68 (m)(z)		241,171	710,196

			42,092,271

U.S. Treasuries (56.3%)
U.S. Treasury Bonds
2.375%, 1/15/25 TIPS		$1,320,082	1,574,921
2.375%, 1/15/27 TIPS		367,793	450,877
1.750%, 1/15/28 TIPS		1,359,075	1,587,407
3.625%, 4/15/28 TIPS		591,716	818,162
2.500%, 1/15/29 TIPS		891,520	1,128,932
3.875%, 4/15/29 TIPS		291,084	418,850
2.125%, 2/15/40 TIPS		11,070	14,461
2.125%, 2/15/41 TIPS		294,991	388,726
0.750%, 2/15/42 TIPS		95,297	95,356
1.375%, 2/15/44 TIPS		2,433,066	2,809,128
0.750%, 2/15/45 TIPS		487,704	489,359

3.000%, 11/15/45		$10,000	$11,487
1.000%, 2/15/46 TIPS		1,100,660	1,186,056
2.500%, 2/15/46 (z)		600,000	624,141
2.500%, 5/15/46		330,000	343,522
U.S. Treasury Notes
2.625%, 7/15/17 TIPS		346,326	360,490
1.625%, 1/15/18 TIPS		114,208	118,525
0.125%, 4/15/18 TIPS		3,074,069	3,119,239
0.125%, 4/15/19 TIPS (z)		5,575,151	5,692,047
0.125%, 4/15/20 TIPS		817,352	835,981
1.250%, 7/15/20 TIPS		142,623	153,298
0.625%, 7/15/21 TIPS		1,358,810	1,430,815
2.125%, 9/30/21		100,000	105,386
0.125%, 1/15/22 TIPS		73,998	75,392
0.125%, 7/15/22 TIPS		104,043	106,315
0.125%, 1/15/23 TIPS		1,570,388	1,590,684
0.375%, 7/15/23 TIPS		925,308	956,739
0.625%, 1/15/24 TIPS (z)		2,871,176	3,004,890
0.125%, 7/15/24 TIPS (z)		3,224,448	3,256,413
2.000%, 2/15/25 (z)		520,000	544,004
0.375%, 7/15/25 TIPS		1,412502	1,453,505
1.625%, 5/15/26 (z)		500,000	506,133

			35,251,241

Total Government Securities			78,397,223

Total Long-Term Debt Securities (139.1%) (Cost $83,090,190)			86,972,587

	Number of Shares		Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, Institutional Class Shares		524,954	524,954

Total Short-Term Investment (0.8%) (Cost $524,954)			524,954

	Number of Contracts		Value (Note 1)
OPTIONS PURCHASED:
Put Options Purchased (0.0%)
90 Day Sterling Futures
December 2016 @ GBP98.50*		52	—
June 2017 @ GBP98.50*		17	—

Total Options Purchased (0.0%) (Cost $939)			—

Total Investments Before Options Written (139.9%) (Cost $83,616,083)			87,497,541

OPTIONS WRITTEN:
Call Options Written (0.0%)
Euro-Bund
July 2016 @ EUR168.00*		(4)	(1,731)
August 2016 @ EUR170.00*		(2)	(622)

			(2,353)

See Notes to Financial Statements.

1187

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Contracts	Value (Note 1)

Put Options Written (0.0%)
90 Day Sterling Futures
December 2016 @ GBP98.00*	(52)	$—
June 2017 @ GBP98.00*	(17)	—

		—

Total Options Written (0.0%) (Premiums Received $3,271)		(2,353)

Total Investments after Options Written (139.9%) (Cost $83,612,812)		87,495,188
Other Assets Less Liabilities (-39.9%)		(24,946,301)

Net Assets (100%)		$62,548,887

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2016, the market value of these securities amounted to $2,220,761 or 3.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security. At June 30, 2016, the market value of these securities amounted to $4,058,110 or 6.5% of net assets.
(e)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2016. Maturity date disclosed is the ultimate maturity date.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2016.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2016, the market value of these securities amounted to $33,812,173 or 54.1% of net assets.
(y)	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2016.
(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CMO	— Collateralized Mortgage Obligation
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
NZD	— New Zealand Dollar
TBA	— To Be Announced; Security is subject to delayed delivery
TIPS	— Treasury Inflation Protected Security

Country Diversification As a Percentage of Total Net Assets
Australia	1.0%
Brazil	5.1
Canada	1.3
Cayman Islands	1.3
Denmark	1.0
France	14.3
Germany	3.0
Greece	0.3
Ireland	1.4
Italy	5.6
Japan	4.2
Luxembourg	1.0
Mexico	1.1
Netherlands	0.4
New Zealand	1.0
Spain	1.5
United Kingdom	29.8
United States	66.6
Cash and Other	(39.9)

100.0%

See Notes to Financial Statements.

1188

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Notes	9	September-16	$1,080,503	$1,099,477	$18,974
90 Day Eurodollar	12	December-16	2,974,650	2,979,750	5,100

					$24,074

Sales
10 Year Japanese Government Bond	1	September-16	$1,472,204	$1,480,850	$(8,646)
10 Year U.S. Treasury Notes	55	September-16	7,178,938	7,314,141	(135,203)
90 Day Eurodollar	7	September-16	1,736,699	1,738,712	(2,013)
90 Day Eurodollar	5	March-17	1,238,749	1,241,312	(2,563)
90 Day Eurodollar	28	December-17	6,923,350	6,942,250	(18,900)
Euro-Bobl	8	September-16	1,174,267	1,186,101	(11,834)
Euro-Bund	2	September-16	362,959	370,923	(7,964)
Euro-OAT	2	September-16	350,489	356,873	(6,384)
U.S. Long Bond	10	September-16	1,626,784	1,723,438	(96,654)
U.S. Ultra Bond	5	September-16	872,610	931,875	(59,265)

					$(349,426)

					$(325,352)

At June 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real vs. U.S. Dollar, expiring 7/5/16	JPMorgan Chase Bank	1,400	$435,825	$385,325	$50,500
Brazilian Real vs. U.S. Dollar, expiring 7/5/16	JPMorgan Chase Bank	131	40,827	36,024	4,803
Brazilian Real vs. U.S. Dollar, expiring 8/2/16	JPMorgan Chase Bank	131	40,461	38,344	2,117
British Pound vs. U.S. Dollar, expiring 7/5/16	Bank of America	4,376	5,825,725	5,822,443	3,282
British Pound vs. U.S. Dollar, expiring 8/2/16	Bank of America	198	263,653	266,982	(3,329)
European Union Euro vs. U.S. Dollar, expiring 7/5/16	Bank of America	13,295	14,754,651	14,651,612	103,039
Swedish Krona vs. U.S. Dollar, expiring 7/5/16	Bank of America	1,455	171,971	175,006	(3,035)

					$157,377

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 7/5/16	Bank of America	938	$676,413	$699,560	$(23,147)
Brazilian Real vs. U.S. Dollar, expiring 7/5/16	JPMorgan Chase Bank	131	38,641	40,827	(2,186)
Brazilian Real vs. U.S. Dollar, expiring 7/5/16	JPMorgan Chase Bank	1,400	373,982	435,825	(61,843)
Brazilian Real vs. U.S. Dollar, expiring 10/4/16	Bank of America	400	101,497	121,072	(19,575)
Brazilian Real vs. U.S. Dollar, expiring 10/4/16	JPMorgan Chase Bank	400	101,061	121,072	(20,011)
Brazilian Real vs. U.S. Dollar, expiring 10/4/16	JPMorgan Chase Bank	300	72,463	90,804	(18,341)
Brazilian Real vs. U.S. Dollar, expiring 10/4/16	JPMorgan Chase Bank	1,800	425,030	544,826	(119,796)
Brazilian Real vs. U.S. Dollar, expiring 10/4/16	JPMorgan Chase Bank	1,800	448,878	544,826	(95,948)
Brazilian Real vs. U.S. Dollar, expiring 10/4/16	JPMorgan Chase Bank	1,300	351,399	393,485	(42,086)
Brazilian Real vs. U.S. Dollar, expiring 1/4/17	Deutsche Bank AG	600	137,859	176,784	(38,925)
Brazilian Real vs. U.S. Dollar, expiring 1/4/17	Deutsche Bank AG	100	23,709	29,464	(5,755)
Brazilian Real vs. U.S. Dollar, expiring 1/4/17	Deutsche Bank AG	2,100	498,044	618,743	(120,699)
Brazilian Real vs. U.S. Dollar, expiring 1/4/17	JPMorgan Chase Bank	2,000	470,478	589,279	(118,801)
British Pound vs. U.S. Dollar, expiring 7/5/16	Bank of America	4,440	6,510,301	5,910,750	599,551
British Pound vs. U.S. Dollar, expiring 7/5/16	Bank of America	578	802,784	769,462	33,322

See Notes to Financial Statements.

1189

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 7/5/16	Bank of America	144	$205,151	$191,700	$13,451
British Pound vs. U.S. Dollar, expiring 7/5/16	JPMorgan Chase Bank	26	37,543	34,613	2,930
British Pound vs. U.S. Dollar, expiring 7/5/16	JPMorgan Chase Bank	271	396,186	360,769	35,417
British Pound vs. U.S. Dollar, expiring 8/2/16	Bank of America	4,376	5,823,974	5,827,178	(3,204)
Canadian Dollar vs. U.S. Dollar, expiring 7/5/16	JPMorgan Chase Bank	985	751,227	762,413	(11,186)
Chinese Renminbi vs. U.S. Dollar, expiring 8/19/16	Deutsche Bank AG	7,217	1,099,935	1,084,517	15,418
Danish Krone vs. U.S. Dollar, expiring 7/5/16	JPMorgan Chase Bank	3,740	561,685	558,047	3,638
Danish Krone vs. U.S. Dollar, expiring 1/3/17	Bank of America	404	61,868	60,730	1,138
Danish Krone vs. U.S. Dollar, expiring 4/3/17	Bank of America	204	30,946	30,847	99
European Union Euro vs. U.S. Dollar, expiring 7/5/16	Bank of America	793	875,311	880,032	(4,721)
European Union Euro vs. U.S. Dollar, expiring 7/5/16	JPMorgan Chase Bank	12,853	14,319,319	14,264,143	55,176
European Union Euro vs. U.S. Dollar, expiring 7/5/16	JPMorgan Chase Bank	158	177,432	175,341	2,091
European Union Euro vs. U.S. Dollar, expiring 7/5/16	JPMorgan Chase Bank	143	161,123	158,694	2,429
European Union Euro vs. U.S. Dollar, expiring 7/5/16	JPMorgan Chase Bank	141	158,329	156,475	1,854
European Union Euro vs. U.S. Dollar, expiring 8/2/16	Bank of America	13,295	14,667,301	14,770,187	(102,886)
Japanese Yen vs. U.S. Dollar, expiring 7/5/16	JPMorgan Chase Bank	192,700	1,763,941	1,866,073	(102,132)
Japanese Yen vs. U.S. Dollar, expiring 7/5/16	JPMorgan Chase Bank	80,000	757,603	774,706	(17,103)
Mexican Peso vs. U.S. Dollar, expiring 8/25/16	JPMorgan Chase Bank	7,940	438,415	432,063	6,352
New Zealand Dollar vs. U.S. Dollar, expiring 7/5/16	JPMorgan Chase Bank	811	550,652	579,054	(28,402)
Swedish Krona vs. U.S. Dollar, expiring 7/5/16	Bank of America	1,365	164,177	161,334	2,843

					$(181,038)

					$(23,661)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 3,649, BRL 267, CAD 5,876, DKK 707 EUR 16,124, GBP 266,540, JPY 3,905, MXN 13,859, NZD 2,799, SEK 238 and SGD 1,986.

Options Written:

Options written for the six months ended June 30, 2016 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding – January 1, 2016	84	$3,193
Options Written	170	22,391
Options Terminated in Closing Purchase Transactions	(147)	(20,310)
Options Expired	(32)	(2,003)
Options Exercised	—	—

Options Outstanding – June 30, 2016	75	$3,271

See Notes to Financial Statements.

1190

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$3,667,535	$—	$3,667,535
Non-Agency CMO	—	1,123,528	—	1,123,528
Corporate Bonds
Consumer Discretionary	—	134,688	—	134,688
Energy	—	203,750	—	203,750
Financials	—	2,057,242	—	2,057,242
Health Care	—	1,113,819	—	1,113,819
Information Technology	—	50,544	—	50,544
Telecommunication Services	—	224,258	—	224,258
Forward Currency Contracts	—	939,450	—	939,450
Futures	24,074	—	—	24,074
Government Securities
Agency CMO	—	1,053,711	—	1,053,711
Foreign Governments	—	42,092,271	—	42,092,271
U.S. Treasuries	—	35,251,241	—	35,251,241
Options Purchased
Put Options Purchased	—	—	—	—
Options Written
Put Options Written	—	—	—	—
Short-Term Investments
Investment Companies	524,954	—	—	524,954

Total Assets	$549,028	$87,912,037	$—	$88,461,065

Liabilities:
Forward Currency Contracts	$—	$(963,111)	$—	$(963,111)
Futures	(349,426)	—	—	(349,426)
Options Written
Call Options Written	(2,353)	—	—	(2,353)
Put Options Written	— (a)	—	—	— (a)

Total Liabilities	$(351,779)	$(963,111)	$—	$(1,314,890)

Total	$197,249	$86,948,926	$—	$87,146,175

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

See Notes to Financial Statements.

1191

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$24,074	*
Foreign exchange contracts	Receivables	939,450

Total		$963,524

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(351,779	)*
Foreign exchange contracts	Payables	(963,111)

Total		$(1,314,890)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$12,333	$(683,930)	$—	$(671,597)
Foreign exchange contracts	—	—	(707,406)	(707,406)

Total	$12,333	$(683,930)	$(707,406)	$(1,379,003)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(272)	$(334,981)	$—	$(335,253)
Foreign exchange contracts	—	—	(10,433)	(10,433)

Total	$(272)	$(334,981)	$(10,433)	$(345,686)

^ The Portfolio held futures, forward foreign currency and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $60,411,000 during the six months ended June 30, 2016, and option contracts and futures contracts with an average notional balance of approximately $5,000 and $28,435,000 respectively during the six months ended June 30, 2016.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2016:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$756,725	$(159,897)	$—	$596,828
Deutsche Bank AG	15,418	(15,418)	—	—
JPMorgan Chase Bank	167,307	(167,307)	—	—

Total	$939,450	$(342,622)	$—	$596,828

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$159,897	$(159,897)	$—	$—
Deutsche Bank AG	165,379	(15,418)	—	149,961
JPMorgan Chase Bank	637,835	(167,307)	—	470,528

Total	$963,111	$(342,622)	$—	$620,489

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BNP Paribas S.A.	(0.35)%	6/17/2016	7/13/2016	$(538,925)	$(537,050)
BNP Paribas S.A.	(0.35)%	6/16/2016	7/13/2016	(434,916)	(434,419)
BNP Paribas S.A.	(0.35)%	6/17/2016	7/13/2016	(255,502)	(254,864)
BNP Paribas S.A.	0.74%	6/15/2016	7/20/2016	(1,559,784)	(1,559,163)
BNP Paribas S.A.	0.74%	6/15/2016	7/20/2016	(1,110,244)	(1,112,009)
BNP Paribas S.A.	0.74%	6/15/2016	7/20/2016	(856,667)	(857,877)
BNP Paribas S.A.	0.74%	6/15/2016	7/20/2016	(3,781,963)	(3,787,811)
BNP Paribas S.A.	0.74%	6/15/2016	7/20/2016	(572,990)	(573,937)
BNP Paribas S.A.	0.74%	6/15/2016	7/20/2016	(2,043,677)	(2,047,001)
BNP Paribas S.A.	0.62%	6/17/2016	8/16/2016	(6,442,132)	(6,447,568)
BNP Paribas S.A.	0.62%	6/15/2016	8/16/2016	(539,013)	(537,840)
BNP Paribas S.A.	0.62%	6/20/2016	8/19/2016	(3,219,392)	(3,222,007)
BNP Paribas S.A.	0.62%	6/24/2016	8/26/2016	(964,084)	(964,128)
BNP Paribas S.A.	0.50%	6/29/2016	7/6/2016	(629,438)	(629,211)
BNP Paribas S.A.	0.50%	6/29/2016	7/6/2016	(507,031)	(506,926)

					$(23,471,811)

(1)	The average amount of borrowings while outstanding for 182 days during the period ended June 30, 2016, was approximately $18,290,000 at a weighted average interest rate of 0.55%.
(2)	Payable for sale-buyback transactions includes $16,053 of deferred price drop on sale-buyback transactions.

The following is a summary by counterparty of Borrowings and Other Financial Transactions and collateral (received)/pledged as of June 30, 2016:

Counterparty	Payable for Sale-Buyback Transactions	Collateral (Received)/ Pledged	Net Exposure (3)
BNP Paribas S.A.	$(23,471,811)	$23,884,294	$412,483

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	June 30, 2016 Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$629,211	$10,633,703	$—	$11,262,914
U.S. Treasury Notes	—	506,926	537,840	—	1,044,766
Foreign Governments	—	11,164,131	—	—	11,164,131

Total Borrowings	$—	$12,300,268	$11,171,543	$—	$23,471,811

Gross amount of recognized liabilities for sale-buybacks					$23,471,811

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$27,852,309
Long-term U.S. government debt securities	14,471,481

$42,323,790

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$25,385,610
Long-term U.S. government debt securities	12,862,452

$38,248,062

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,210,061
Aggregate gross unrealized depreciation	(2,136,210)

Net unrealized appreciation	$2,073,851

Federal income tax cost of investments	$85,423,690

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (Cost $83,616,083)	$87,497,541
Foreign cash (Cost $314,983)	315,950
Cash held as collateral at broker	108,386
Receivable for forward commitments	1,048,457
Receivable for securities sold	1,035,334
Unrealized appreciation on forward foreign currency contracts	939,450
Dividends, interest and other receivables	237,687
Receivable from Separate Accounts for Trust shares sold	204,868
Due from broker for futures variation margin	179,890
Other assets	655

Total assets	91,568,218

LIABILITIES
Overdraft payable	533,980
Payable for sale-buyback financing transactions	23,471,811
Payable for forward commitments	2,091,094
Payable for return of cash collateral on forward contracts	1,250,000
Unrealized depreciation on forward foreign currency contracts	963,111
Payable for securities purchased	608,884
Investment management fees payable	21,567
Payable to Separate Accounts for Trust shares redeemed	11,998
Distribution fees payable – Class IB	6,082
Administrative fees payable	4,895
Options written, at value (Premiums received $3,271)	2,353
Trustees’ fees payable	110
Accrued expenses	53,446

Total liabilities	29,019,331

NET ASSETS	$62,548,887

Net assets were comprised of:
Paid in capital	$61,025,861
Accumulated undistributed net investment income (loss)	215,731
Accumulated undistributed net realized gain (loss) on investments, options written, futures and foreign currency transactions	(2,920,630)
Net unrealized appreciation (depreciation) on investments, options written, futures and foreign currency translations	4,227,925

Net assets	$62,548,887

Class IB
Net asset value, offering and redemption price per share, $32,726,853 / 3,276,160 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.99

Class K
Net asset value, offering and redemption price per share, $29,822,034 / 2,974,735 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.03

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Interest	$578,298
Dividends	954
Securities lending (net)	4

Total income	579,256

EXPENSES
Investment management fees	166,013
Interest expense	85,791
Distribution fees – Class IB	33,946
Professional fees	28,415
Administrative fees	27,981
Custodian fees	24,506
Printing and mailing expenses	1,895
Trustees’ fees	662
Miscellaneous	3,209

Gross expenses	372,418
Less: Waiver from investment manager	(45,063)

Net expenses	327,355

NET INVESTMENT INCOME (LOSS)	251,901

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(1,162,590)
Futures	(683,930)
Foreign currency transactions	701,286
Options written	20,949

Net realized gain (loss)	(1,124,285)

Change in unrealized appreciation (depreciation) on:
Investments	5,662,516
Futures	(334,981)
Foreign currency translations	(65,963)
Options written	(304)

Net change in unrealized appreciation (depreciation)	5,261,268

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,136,983

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,388,884

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$251,901	$211,022
Net realized gain (loss) on investments, options written, futures and foreign currency transactions	(1,124,285)	(288,629)
Net change in unrealized appreciation (depreciation) on investments, options written, futures and foreign currency translations	5,261,268	(1,213,716)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,388,884	(1,291,323)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(325,837)
Class K	—	(375,840)

	—	(701,677)

Distributions from net realized capital gains
Class IB	—	(137,620)
Class K	—	(153,630)

	—	(291,250)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(992,927)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 905,735 and 1,767,719 shares, respectively ]	8,660,031	17,083,369
Capital shares issued in reinvestment of dividends and distributions [ 0 and 49,322 shares, respectively ]	—	463,457
Capital shares repurchased [ (374,664) and (514,412) shares, respectively ]	(3,541,513)	(4,930,655)

Total Class IB transactions	5,118,518	12,616,171

Class K
Capital shares sold [ 266,023 and 1,481,358 shares, respectively ]	2,544,268	14,308,246
Capital shares issued in reinvestment of dividends and distributions [ 0 and 56,245 shares, respectively ]	—	529,470
Capital shares repurchased [ (318,535) and (511,450) shares, respectively ]	(3,020,072)	(4,951,450)

Total Class K transactions	(475,804)	9,886,266

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,642,714	22,502,437

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,031,598	20,218,187
NET ASSETS:
Beginning of period	53,517,289	33,299,102

End of period (a)	$62,548,887	$53,517,289

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$215,731	$(36,170)

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,			February 8, 2013* to December 31, 2013
Class IB			2015		2014
Net asset value, beginning of period	$9.26		$9.67		$9.40	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.04		0.06	—	#
Net realized and unrealized gain (loss) on investments, options written, futures and foreign currency transactions	0.69		(0.27)		0.68	(0.59)

Total from investment operations	0.73		(0.23)		0.74	(0.59)

Less distributions:
Dividends from net investment income	—		(0.13)		(0.47)	(0.01)
Distributions from net realized gains	—		(0.05)		—	—

Total dividends and distributions	—		(0.18)		(0.47)	(0.01)

Net asset value, end of period	$9.99		$9.26		$9.67	$9.40

Total return (b)	7.88%		(2.36)%		7.86%	(5.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$32,727		$25,420		$13,949	$3,804
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.31	%****	1.12	%***	1.05%**	1.00%
Before waivers and reimbursements (a)(f)	1.47	%****	1.36	%***	1.46%**	1.95%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.78%		0.42%		0.65%	—	%(l)‡‡
Before waivers and reimbursements (a)(f)	0.62%		0.18%		0.24%	(0.97	)%(l)
Portfolio turnover rate (z)^	47%		66%		92%	555%

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,			February 8, 2013* to December 31, 2013
Class K			2015		2014
Net asset value, beginning of period	$9.28		$9.67		$9.40	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.05		0.10	0.05
Net realized and unrealized gain (loss) on investments, options written, futures and foreign currency transactions	0.70		(0.26)		0.66	(0.62)

Total from investment operations	0.75		(0.21)		0.76	(0.57)

Less distributions:
Dividends from net investment income	—		(0.13)		(0.49)	(0.03)
Distributions from net realized gains	—		(0.05)		—	—

Total dividends and distributions	—		(0.18)		(0.49)	(0.03)

Net asset value, end of period	$10.03		$9.28		$9.67	$9.40

Total return (b)	8.08%		(2.15)%		8.14%	(5.69)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$29,822		$28,098		$19,350	$15,546
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.06	%****	0.87	%***	0.80%**	0.75%
Before waivers and reimbursements (a)(f)	1.22	%****	1.11	%***	1.18%**	1.70%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.03%		0.48%		1.00%	0.59	%(l)
Before waivers and reimbursements (a)(f)	0.87%		0.23%		0.62%	(0.37	)%(l)
Portfolio turnover rate (z)^	47%		66%		92%	555%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
**	Includes Interest Expense of 0.05%.
***	Includes Interest Expense of 0.12%.
****	Includes Interest Expense of 0.31%.
#	Per share amount is less than $0.005.
‡‡	Amount is less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1198

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Financials	34.5%
Asset-Backed and Mortgage-Backed Securities	14.3
Government Securities	13.8
Utilities	7.1
Health Care	7.7
Energy	7.3
Consumer Discretionary	6.4
Industrials	2.8
Information Technology	2.7
Consumer Staples	2.0
Telecommunication Services	2.1
Materials	1.6
Repurchase Agreements	0.4
Cash and Other	(2.7)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$1,006.14	$4.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.29	4.62
Class IB
Actual	1,000.00	1,005.11	4.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.30	4.61
Class K
Actual	1,000.00	1,007.16	3.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.54	3.36

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.92%, 0.92% and 0.67%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (14.3%)
Asset-Backed Securities (7.2%)
Chancelight, Inc.,
Series 2012-2 A 1.176%, 4/25/39 (l)§	$1,553,631	$1,517,182
Chase Issuance Trust,
Series 2016-A1 A 0.852%, 5/17/21 (l)	3,000,000	3,003,519
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AMC2 A3A 0.533%, 1/25/37 (l)	69,448	45,511
Colony Starwood Homes Trust,
Series 2016-1A A 1.946%, 7/17/33 (b)(l)§	4,000,000	4,005,734
Drug Royalty II LP 2,
Series 2014-1 A1 3.478%, 7/15/23 (b)(l)§	1,224,984	1,233,977
EFS Volunteer LLC,
Series 2010-1 A1 1.488%, 10/26/26 (l)§	223,900	223,992
Ford Credit Auto Owner Trust,
Series 2015-C A2A 0.950%, 8/15/18	2,414,942	2,416,439
GSAA Home Equity Trust,
Series 2007-6 A4 0.753%, 5/25/47 (l)	280,309	220,789
National Collegiate Student Loan Trust,
Series 2005-1 A4 0.686%, 11/27/28 (l)	670,677	662,770
Series 2007-1 A2 0.583%, 11/27/28 (l)	389,999	389,414
Navient Private Education Loan Trust,
Series 2014-CTA A 1.142%, 9/16/24 (l)§	3,299,948	3,279,495
Series 2015-AA A1 0.942%, 12/15/21 (l)§	552,359	551,835
Navient Student Loan Trust,
Series 2015-2 A2 0.873%, 8/27/29 (l)	11,000,000	10,901,107
Nelnet Student Loan Trust,
Series 2005-3 A5 0.767%, 12/24/35 (l)	5,736,148	5,379,736
Northstar Education Finance, Inc.,
Series 2012-1 A 1.153%, 12/26/31 (l)§	2,207,566	2,156,662
OneMain Financial Issuance Trust,
Series 2015-2A A 2.570%, 7/18/25§	9,000,000	9,034,825
Panhandle-Plains Higher Education Authority, Inc.,
Series 2010-2 A1 1.755%, 10/1/35 (l)	812,510	816,865
SBA Tower Trust,
Series 2014-1A C 2.898%, 10/15/19 (b)§	2,600,000	2,636,101
SLC Student Loan Trust,
Series 2006-2 A4 0.733%, 6/15/22 (l)	63,504	63,458
Series 2006-2 A5 0.753%, 9/15/26 (l)	12,750,000	12,424,805

SLM Private Education Loan Trust,
Series 2013-C A1 1.292%, 2/15/22 (l)§	$965,095	$964,998
SLM Student Loan Trust,
Series 2004-10 A5B 1.038%, 4/25/23 (l)§	2,743,955	2,742,918
Series 2005-3 A5 0.728%, 10/25/24 (l)	8,392,739	8,268,212
Series 2008-9 A 2.138%, 4/25/23 (l)	6,488,520	6,500,391
Series 2010-1 A 0.853%, 3/25/25 (l)	4,894,223	4,818,238
Series 2013-3 A2 0.753%, 5/26/20 (l)	5,718,118	5,697,791
SMB Private Education Loan Trust,
Series 2015-A A2B 1.442%, 6/15/27 (l)§	10,600,000	10,182,184

		100,138,948

Non-Agency CMO (7.1%)
Alternative Loan Trust,
Series 2005-61 2A1 0.733%, 12/25/35 (l)	12,320	10,661
Series 2005-62 2A1 1.437%, 12/25/35 (l)	74,971	61,036
Series 2006-OA22 A1 0.613%, 2/25/47 (l)	309,852	253,794
Series 2007-OA7 A1A 0.633%, 5/25/47 (l)	68,674	53,872
American Home Mortgage Assets Trust,
Series 2006-1 2A1 0.643%, 5/25/46 (l)	3,970,409	2,949,034
BAMLL Commercial Mortgage Securities Trust,
Series 2014-FL1 A 1.842%, 12/15/31 (l)§	2,000,000	1,999,346
Banc of America Commercial Mortgage Trust,
Series 2007-3 A4 5.723%, 6/10/49 (l)	771,460	787,013
Banc of America Commercial Mortgage, Inc.,
Series 2006-6 A1A 5.347%, 10/10/45	4,812,328	4,837,099
Series 2006-6 A3 5.369%, 10/10/45	7,443	7,441
Series 2007-4 A4 5.933%, 2/10/51 (l)	653,065	674,609
Banc of America Mortgage Securities, Inc.,
Series 2004-1 5A1 6.500%, 9/25/33	4,389	4,625
BBCMS Trust,
Series 2015-RRI A 1.592%, 5/15/32 (l)§	5,911,478	5,820,504
Series 2015-SLP A 1.553%, 2/15/28 (l)§	12,622,938	12,460,026
BCAP LLC Trust,
Series 2006-AA2 A1 0.623%, 1/25/37 (l)	427,500	347,656
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11 1A2 3.226%, 2/25/33 (l)	4,728	4,515
Series 2003-3 3A2 3.012%, 5/25/33 (l)	30,574	30,166

See Notes to Financial Statements.

1200

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

Series 2003-8 2A1 2.972%, 1/25/34 (l)	$2,469	$2,479
Series 2003-8 4A1 2.937%, 1/25/34 (l)	10,578	10,299
Series 2004-10 21A1 3.144%, 1/25/35 (l)	1,121,748	1,128,165
Series 2005-2 A1 3.090%, 3/25/35 (l)	36,958	36,486
Series 2005-2 A2 2.924%, 3/25/35 (l)	9,446	9,377
Series 2005-5 A1 2.380%, 8/25/35 (l)	63,410	63,037
Series 2005-5 A 2 2.460%, 8/25/35 (l)	209,798	205,289
Series 2007-3 1A1 3.143%, 5/25/47 (l)	3,217,340	2,914,611
Bear Stearns Alt-A Trust,
Series 2005-4 1A1 0.893%, 4/25/35 (l)	906,755	868,749
Series 2005-7 22A1 2.902%, 9/25/35 (l)	1,073,724	902,672
Bear Stearns ARM Trust,
Series 2004-10 15A1 2.928%, 1/25/35 (l)	80,394	78,958
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH A 1.842%, 12/15/27 (l)§	3,781,959	3,781,201
CHL Mortgage Pass-Through Trust,
Series 2004-12 11A1 3.002%, 8/25/34 (l)	175,078	160,849
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11 A1A 3.040%, 5/25/35 (l)	13,719	13,461
Series 2005-11 A2A 2.730%, 10/25/35 (l)	244,310	238,700
Series 2005-12 2A1 1.246%, 8/25/35 (l)§	472,072	349,413
Series 2005-6 A1 2.430%, 9/25/35 (l)	16,005	15,724
Series 2005-6 A2 2.760%, 9/25/35 (l)	75,426	74,296
Series 2009-6 4A1 3.003%, 4/25/37 (l)§	126,069	125,783
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3 A5 5.617%, 10/15/48	931,958	933,323
Series 2007-CD4 A1A 5.289%, 12/11/49 (l)	684,514	695,113
Series 2007-CD4 A4 5.322%, 12/11/49	13,374,215	13,517,515
Commercial Mortgage Trust,
Series 2007-GG9 A4 5.444%, 3/10/39	2,895,643	2,924,917
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2002-30 M 2.716%, 10/19/32 (l)	2,753	2,281
Series 2003-HYB3 7A1 2.934%, 11/19/33 (l)	10,026	9,725
Series 2005-25 A11 5.500%, 11/25/35	254,565	232,558

Series 2005-3 1A2 0.743%, 4/25/35 (l)	$135,494	$116,063
Credit Suisse Commercial Mortgage Trust,
Series 2006-C5 A3 5.311%, 12/15/39	3,500,028	3,508,834
Series 2007-C5 A4 5.695%, 9/15/40 (l)	2,946,634	3,036,938
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A 1.054%, 3/25/32 (l)§	645	586
Deutsche Alt-A Securities, Inc.,
Series 2003-3 3A1 5.000%, 10/25/18	84,301	84,506
Series 2005-AR2 7A1 3.322%, 10/25/35 (l)	81,495	69,766
Deutsche Alt-B Securities, Inc.,
Series 2006-AB4 A1B1 0.553%, 10/25/36 (l)	1,493	936
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1 2.684%, 6/25/34 (l)	74,768	71,586
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1 2.929%, 8/25/35 (l)	119,776	104,235
GE Commercial Mortgage Corp. Trust,
Series 2007-C1 A4 5.543%, 12/10/49	694,195	705,904
Greenpoint Mortgage Funding Trust,
Series 2005-AR5 1A1 0.723%, 11/25/45 (l)	22,153	18,615
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 2.876%, 9/25/35 (l)	60,375	60,314
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A 0.668%, 5/19/35 (l)	17,413	14,348
Series 2006-1 2A1A 0.679%, 3/19/36 (l)	125,341	89,615
Hudsons Bay Simon JV Trust,
Series 2015-HBFL AFL 2.043%, 8/5/34 (l)§	4,000,000	3,995,211
Indymac Index Mortgage Loan Trust,
Series 2004-AR11 2A 2.837%, 12/25/34 (l)	98,199	92,645
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9 A3 5.336%, 5/15/47	178,262	179,848
Series 2007-CB18 A4 5.440%, 6/12/47	2,905,636	2,947,759
Series 2007-LD11 ASB 5.927%, 6/15/49 (l)	198,294	199,540
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7 2.924%, 11/21/34 (l)	59,497	60,391
MASTR Alternative Loan Trust,
Series 2003-5 6A1 6.000%, 8/25/33	880,013	952,343

See Notes to Financial Statements.

1201

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

Mellon Residential Funding Corp.,
Series 2001-TBC1 A1 1.142%, 11/15/31 (l)	$27,597	$26,085
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-2 1A 2.228%, 10/25/35 (l)	482,987	463,031
Series 2005-2 2A 2.520%, 10/25/35 (l)	550,860	538,296
Series 2005-2 3A 1.457%, 10/25/35 (l)	87,777	82,610
Series 2005-3 4A 0.703%, 11/25/35 (l)	50,695	46,896
Series 2005-3 5A 0.703%, 11/25/35 (l)	77,460	69,934
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4 A3 5.172%, 12/12/49	937,533	942,561
Morgan Stanley Capital I Trust,
Series 2007-IQ14 A2 5.610%, 4/15/49	58,836	58,757
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A 5.988%, 8/12/45 (l)§	1,710,118	1,730,298
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1 0.882%, 12/15/30 (l)	8,145	7,794
RBSSP Resecuritization Trust,
Series 2009-12 16A1 2.379%, 10/25/35 (l)§	6,234,079	6,232,378
Reperforming Loan Remic Trust,
Series 2005-R2 1AF1 0.793%, 6/25/35 (l)§	31,310	28,195
Residential Accredit Loans, Inc.,
Series 2005-QO1 A1 0.753%, 8/25/35 (l)	27,031	20,694
Securitized Asset Sales, Inc.,
Series 1993-6 A5 0.473%, 11/26/23 (l)	807	792
Sequoia Mortgage Trust,
Series 10 2A1 1.208%, 10/20/27 (l)	3,210	3,019
Series 2003-4 2A1 0.798%, 7/20/33 (l)	1,139,221	1,081,577
Series 2005-2 A2 1.120%, 3/20/35 (l)	1,301,313	1,124,350
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2 2.830%, 2/25/34 (l)	58,177	56,518
Series 2004-19 2A1 1.810%, 1/25/35 (l)	24,515	19,152
Series 2005-17 3A1 2.826%, 8/25/35 (l)	90,970	85,060
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1 1.108%, 10/19/34 (l)	45,518	43,211
Series 2005-AR5 A1 0.698%, 7/19/35 (l)	102,249	87,864
Series 2005-AR5 A2 0.698%, 7/19/35 (l)	115,789	111,932

Series 2006-AR4 2A1 0.643%, 6/25/36 (l)	$27,795	$22,907
Series 2006-AR5 1A1 0.663%, 5/25/36 (l)	1,018,421	771,801
UBS-Citigroup Commercial Mortgage Trust,
Series 2011-C1 A1 1.524%, 1/10/45	35,850	35,843
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31 A5Fl 0.656%, 4/15/47 (l)§	5,000,000	4,902,288
Series 2007-C32 A2 5.884%, 6/15/49 (l)	269,663	270,770
WaMu Commercial Mortgage Securities Trust,
Series 2007-SL3 A1A 5.648%, 3/23/45 (l)§	1,176,734	1,181,765
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A 1.637%, 11/25/42 (l)	4,479	4,172
Series 2002-AR2 A 1.940%, 2/27/34 (l)	2,850	2,729
Series 2003-AR1 A5 2.482%, 3/25/33 (l)	410,193	406,359
Series 2004-AR1 A 2.769%, 3/25/34 (l)	730,955	727,840
Series 2005-AR13 A1A1 0.743%, 10/25/45 (l)	110,253	103,972
Series 2005-AR15 A1A1 0.713%, 11/25/45 (l)	27,763	26,057
Series 2006-AR15 2A 2.178%, 11/25/46 (l)	23,775	21,806
Series 2006-AR3 A1A 1.437%, 2/25/46 (l)	43,926	39,790
Series 2006-AR7 3A 2.190%, 7/25/46 (l)	121,974	103,556
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S A1 2.900%, 9/25/34 (l)	20,905	21,124
Series 2007-10 1A22 0.953%, 7/25/37 (l)	427,016	363,628

		97,773,772

Total Asset-Backed and Mortgage-Backed Securities		197,912,720

Corporate Bonds (74.2%)
Consumer Discretionary (6.4%)
Automobiles (4.2%)
BMW U.S. Capital LLC
1.026%, 6/2/17 (l)(m)	7,000,000	6,994,428
Daimler Finance North America LLC
1.347%, 8/3/17 (l)§	5,000,000	4,994,035
1.106%, 3/2/18 (l)§	22,000,000	21,895,010
1.397%, 7/5/19 (b)(l)§	8,500,000	8,509,605
Nissan Motor Acceptance Corp.
1.453%, 4/6/18 (b)(l)§	4,000,000	4,006,951
1.671%, 3/8/19 (l)§	1,500,000	1,503,812
Volkswagen Group of America Finance LLC
1.024%, 5/23/17 (l)§	5,340,000	5,310,643
1.250%, 5/23/17§	4,800,000	4,792,289

		58,006,773

See Notes to Financial Statements.

1202

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

Hotels, Restaurants & Leisure (0.3%)
Las Vegas Sands LLC, Term Loan B
0.000%, 12/19/20	$300,000	$299,484
Wyndham Worldwide Corp.
2.950%, 3/1/17	2,325,000	2,344,319
2.500%, 3/1/18	1,406,000	1,413,591
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.500%, 3/1/25§	1,000,000	965,000

		5,022,394

Household Durables (0.1%)
Whirlpool Corp.
1.650%, 11/1/17	1,000,000	1,005,956

Media (1.8%)
Cox Communications, Inc.
5.875%, 12/1/16§	6,000,000	6,109,632
NBCUniversalEnterprise, Inc. 1.313%, 4/15/18 (l)§	1,694,000	1,699,031
Scripps Networks Interactive, Inc.
2.800%, 6/15/20	1,000,000	1,016,642
Time Warner Cable, Inc.
5.850%, 5/1/17	10,150,000	10,507,280
6.750%, 7/1/18	2,500,000	2,731,250
Viacom, Inc.
2.500%, 9/1/18	2,300,000	2,331,313

		24,395,148

Total Consumer Discretionary		88,430,271

Consumer Staples (2.0%)
Beverages (0.5%)
Anheuser-Busch InBev Finance, Inc.
1.897%, 2/1/21 (l)	5,000,000	5,135,571
SABMiller Holdings, Inc.
1.327%, 8/1/18 (l)§	2,300,000	2,295,052

		7,430,623

Food & Staples Retailing (0.8%)
Walgreens Boots Alliance, Inc.
1.750%, 5/30/18	9,000,000	9,070,588
2.600%, 6/1/21	2,500,000	2,547,101

		11,617,689

Food Products (0.3%)
Kraft Heinz Foods Co.
1.600%, 6/30/17§	3,600,000	3,612,185

Tobacco (0.4%)
Reynolds American, Inc.
2.300%, 8/21/17	3,000,000	3,038,058
2.300%, 6/12/18	2,000,000	2,030,328
8.125%, 6/23/19	436,000	516,548

		5,584,934

Total Consumer Staples		28,245,431

Energy (7.3%)
Energy Equipment & Services (0.1%)
Cameron International Corp.
1.150%, 12/15/16	2,000,000	2,003,713

Oil, Gas & Consumable Fuels (7.2%)
Chevron Corp.
1.576%, 5/16/21 (l)	$3,000,000	$3,004,684
1.156%, 11/15/21 (l)	3,612,000	3,524,305
1.211%, 3/3/22 (l)	15,000,000	14,601,147
ConocoPhillips Co.
1.050%, 12/15/17	1,560,000	1,551,622
5.750%, 2/1/19	1,000,000	1,094,212
1.526%, 5/15/22 (l)	16,750,000	15,741,913
El Paso Natural Gas Co. LLC
5.950%, 4/15/17	2,000,000	2,055,883
Energy Transfer Partners LP
6.125%, 2/15/17	3,000,000	3,076,221
9.700%, 3/15/19	2,000,000	2,258,879
9.000%, 4/15/19	1,500,000	1,679,374
Enterprise Products Operating LLC
6.300%, 9/15/17	6,000,000	6,341,070
Hess Corp.
1.300%, 6/15/17	1,000,000	988,500
Kinder Morgan Energy Partners LP
5.950%, 2/15/18	1,320,000	1,392,371
3.500%, 3/1/21	658,000	661,530
Kinder Morgan Finance Co. LLC
6.000%, 1/15/18§	8,100,000	8,516,866
Kinder Morgan, Inc.
2.000%, 12/1/17	1,000,000	994,799
ONEOK Partners LP
6.150%, 10/1/16	1,278,000	1,290,611
Phillips 66
2.950%, 5/1/17	4,140,000	4,201,851
Pioneer Natural Resources Co.
5.875%, 7/15/16	10,400,000	10,411,227
6.650%, 3/15/17	456,000	471,394
Plains All American Pipeline LP/Plains All American Finance Corp.
6.125%, 1/15/17	2,000,000	2,050,645
Regency Energy Partners LP/Regency Energy Finance Corp.
5.750%, 9/1/20	2,000,000	2,116,504
Tennessee Gas Pipeline Co. LLC
7.500%, 4/1/17	3,000,000	3,114,336
Valero Energy Corp.
6.125%, 6/15/17	2,000,000	2,079,539
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17	6,086,000	6,249,341

		99,468,824

Total Energy		101,472,537

Financials (34.5%)
Banks (12.1%)
Bank of America Corp.
1.272%, 8/25/17 (l)	2,000,000	1,999,680
6.875%, 4/25/18	3,350,000	3,657,417
5.650%, 5/1/18	8,100,000	8,665,090
BB&T Corp.
1.343%, 1/15/20 (l)	20,000,000	19,844,670
Capital One N.A./Virginia
1.778%, 8/17/18 (l)	15,000,000	15,086,250

See Notes to Financial Statements.

1203

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

Citigroup, Inc.
1.587%, 6/7/19 (l)	$10,000,000	$10,015,974
1.946%, 10/26/20 (l)	7,800,000	7,803,969
2.011%, 3/30/21 (l)(x)	3,300,000	3,319,554
Citizens Bank N.A./Rhode Island
1.600%, 12/4/17	20,000,000	20,012,088
JPMorgan Chase & Co.
1.593%, 1/23/20 (l)(x)	3,000,000	3,010,245
1.843%, 10/29/20 (l)	11,000,000	11,110,000
1.782%, 6/7/21 (l)	7,256,000	7,280,961
MUFG Union Bank N.A.
1.033%, 5/5/17 (l)	15,000,000	14,998,301
Santander Holdings USA, Inc.
2.115%, 11/24/17 (l)	2,000,000	2,001,749
Wachovia Corp.
0.998%, 10/15/16 (l)	2,000,000	2,000,791
Wells Fargo & Co.
1.056%, 9/14/18 (l)	36,000,000	35,769,146
1.515%, 7/22/20 (l)	300,000	299,903

		166,875,788

Capital Markets (2.9%)
BGC Partners, Inc.
5.125%, 5/27/21§	2,500,000	2,510,530
Goldman Sachs Group, Inc.
1.798%, 4/23/20 (l)	20,900,000	20,821,625
2.274%, 11/29/23 (l)	13,376,000	13,305,075
USAA Capital Corp.
2.450%, 8/1/20§	2,800,000	2,897,324

		39,534,554

Consumer Finance (15.0%)
American Express Credit Corp.
1.395%, 5/26/20 (l)	34,100,000	33,844,250
American Honda Finance Corp.
1.090%, 7/13/18 (l)	4,600,000	4,605,732
Ford Motor Credit Co. LLC
1.486%, 3/12/19 (l)	29,100,000	28,925,953
General Motors Financial Co., Inc.
4.750%, 8/15/17	4,875,000	5,037,337
3.000%, 9/25/17	1,400,000	1,418,620
1.989%, 4/10/18 (l)	1,200,000	1,196,280
6.750%, 6/1/18	900,000	972,990
2.688%, 1/15/19 (l)	5,000,000	5,065,500
2.188%, 1/15/20 (l)	14,800,000	14,680,120
HSBC USA, Inc.
1.237%, 11/13/19 (l)	37,500,000	36,898,523
Hyundai Capital America
1.875%, 8/9/16§	9,400,000	9,404,888
1.450%, 2/6/17§	9,500,000	9,510,497
4.000%, 6/8/17§	3,480,000	3,564,263
Nissan Motor Acceptance Corp.
1.340%, 9/26/16 (l)§	1,500,000	1,501,656
1.950%, 9/12/17§	19,923,000	20,082,342
PACCAR Financial Corp.
1.400%, 11/17/17	13,100,000	13,193,296
Synchrony Financial
2.032%, 11/9/17 (l)	2,000,000	2,000,279
1.867%, 2/3/20 (l)	11,040,000	10,804,646
Toyota Motor Credit Corp.
1.026%, 3/12/20 (l)(x)	4,945,000	4,913,150

		207,620,322

Diversified Financial Services (0.5%)
Bear Stearns Cos. LLC
6.400%, 10/2/17	$2,000,000	$2,125,730
Denali International LLC/Denali Finance Corp.
5.625%, 10/15/20§	3,900,000	4,091,100

		6,216,830

Insurance (0.6%)
Reliance Standard Life Global Funding II
2.150%, 10/15/18§	3,500,000	3,529,053
3.050%, 1/20/21§	5,000,000	5,144,043

		8,673,096

Real Estate Investment Trusts (REITs) (2.1%)
American Tower Corp.
3.400%, 2/15/19	5,000,000	5,210,333
2.800%, 6/1/20	4,000,000	4,093,313
5.900%, 11/1/21	1,250,000	1,454,465
Liberty Property LP
5.500%, 12/15/16	4,500,000	4,588,513
Ventas Realty LP
1.250%, 4/17/17	5,750,000	5,752,626
Ventas Realty LP/Ventas Capital Corp.
2.000%, 2/15/18	2,000,000	2,009,354
WEA Finance LLC/Westfield UK & Europe Finance plc
1.750%, 9/15/17§	2,345,000	2,351,512
2.700%, 9/17/19§	1,975,000	2,016,323
Weyerhaeuser Co.
6.950%, 8/1/17	902,000	948,621

		28,425,060

Thrifts & Mortgage Finance (1.3%)
Santander Bank N.A.
1.561%, 1/12/18 (l)	17,200,000	17,117,197
2.000%, 1/12/18	1,500,000	1,492,495

		18,609,692

Total Financials		475,955,342

Health Care (7.7%)
Biotechnology (2.4%)
Amgen, Inc.
1.034%, 5/22/17 (l)	14,500,000	14,502,539
1.254%, 5/22/19 (l)	1,000,000	1,000,174
EMD Finance LLC
1.006%, 3/17/17 (l)§	18,000,000	17,976,402

		33,479,115

Health Care Equipment & Supplies (1.2%)
Medtronic, Inc.
1.453%, 3/15/20 (l)	9,570,000	9,648,073
Zimmer Biomet Holdings, Inc.
1.450%, 4/1/17	3,565,000	3,568,291
2.700%, 4/1/20	3,000,000	3,046,520

		16,262,884

Health Care Providers & Services (1.5%)
Express Scripts Holding Co.
2.650%, 2/15/17	3,050,000	3,078,733
Sutter Health
1.090%, 8/15/53	3,471,000	3,624,034

See Notes to Financial Statements.

1204

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

UnitedHealth Group, Inc.
1.700%, 2/15/19 (x)	$14,000,000	$14,148,120

		20,850,887

Life Sciences Tools & Services (0.8%)
Thermo Fisher Scientific, Inc.
1.300%, 2/1/17	10,100,000	10,103,319

Pharmaceuticals (1.8%)
Actavis, Inc.
1.875%, 10/1/17	6,394,000	6,421,889
Bayer U.S. Finance LLC
0.933%, 10/6/17 (b)(l)§	5,000,000	4,992,364
Mylan, Inc.
1.350%, 11/29/16	5,560,000	5,558,948
Roche Holdings, Inc.
0.971%, 9/30/19 (l)§	8,000,000	7,984,477

		24,957,678

Total Health Care		105,653,883

Industrials (2.8%)
Air Freight & Logistics (0.3%)
Federal Express Corp. 1998 Pass Through Trust
6.720%, 1/15/22	3,633,674	4,137,577

Airlines (0.6%)
Continental Airlines, Inc.
Series 2009-1 9.000%, 7/8/16	3,580,178	3,580,178
Northwest Airlines Pass Through Trust,
Series 2002-1 G2 6.264%, 11/20/21	474,356	509,933
Southwest Airlines Co.
2.650%, 11/5/20	2,000,000	2,055,400
United Airlines, Inc.
Series 2009-2 A 9.750%, 1/15/17	1,615,934	1,663,443

		7,808,954

Construction & Engineering (0.1%)
SBA Tower Trust
5.101%, 4/17/17§	300,000	300,970
3.598%, 4/15/18§	1,300,000	1,308,781

		1,609,751

Road & Rail (1.0%)
ERAC USA Finance LLC
6.200%, 11/1/16§	8,550,000	8,694,170
6.375%, 10/15/17 (b)§	470,000	498,406
Kansas City Southern
2.350%, 5/15/20§	1,500,000	1,504,699
Norfolk Southern Corp.
7.700%, 5/15/17	2,499,000	2,640,839

		13,338,114

Trading Companies & Distributors (0.8%)
International Lease Finance Corp.
8.750%, 3/15/17	3,800,000	3,948,200
5.875%, 4/1/19	1,600,000	1,700,960
6.250%, 5/15/19	5,206,000	5,615,972

		11,265,132

Total Industrials		38,159,528

Information Technology (2.7%)
Internet Software & Services (1.0%)
eBay, Inc.
0.834%, 7/28/17 (l)	$3,000,000	$2,984,312
2.500%, 3/9/18	1,300,000	1,322,810
1.117%, 8/1/19 (l)	9,585,000	9,414,939

		13,722,061

IT Services (0.1%)
Xerox Corp.
6.750%, 2/1/17	1,000,000	1,027,034
2.950%, 3/15/17	740,000	745,049

		1,772,083

Semiconductors & Semiconductor Equipment (0.2%)
QUALCOMM, Inc.
1.186%, 5/20/20 (l)	3,000,000	2,926,698

Software (0.2%)
Oracle Corp.
1.900%, 9/15/21	2,700,000	2,702,099

Technology Hardware, Storage & Peripherals (1.2%)
Dell International LLC, Term Loan B-2
4.000%, 4/29/20	4,481,194	4,471,671
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.480%, 6/1/19§	2,700,000	2,762,089
Hewlett Packard Enterprise Co.
2.393%, 10/5/17 (l)§	4,700,000	4,749,834
2.583%, 10/5/18 (l)§	4,700,000	4,750,096

		16,733,690

Total Information Technology		37,856,631

Materials (1.6%)
Chemicals (0.3%)
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
1.387%, 5/1/20 (l)§	3,500,000	3,483,329

Construction Materials (0.1%)
CRH America, Inc.
8.125%, 7/15/18	1,200,000	1,345,204

Paper & Forest Products (1.2%)
Georgia-Pacific LLC
2.539%, 11/15/19§	10,420,000	10,662,631
5.400%, 11/1/20§	5,736,000	6,505,222

		17,167,853

Total Materials		21,996,386

Telecommunication Services (2.1%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.
1.326%, 3/11/19 (l)	6,218,000	6,189,015
1.561%, 6/30/20 (l)	4,000,000	3,973,408
2.450%, 6/30/20	3,600,000	3,675,618
Verizon Communications, Inc.
1.426%, 6/17/19 (l)	14,065,000	14,107,693

		27,945,734

See Notes to Financial Statements.

1205

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

Wireless Telecommunication Services (0.1%)
T-Mobile USA, Inc., Term Loan B
3.500%, 10/28/22	$796,000	$797,990

Total Telecommunication Services		28,743,724

Utilities (7.1%)
Electric Utilities (4.6%)
Dayton Power & Light Co.
1.875%, 9/15/16	5,675,000	5,682,442
Duke Energy Progress LLC
0.880%, 3/6/17 (l)	1,750,000	1,747,974
0.836%, 11/20/17 (l)	10,000,000	9,966,856
Energy Future, DIP Term Loan
4.250%, 6/19/16	4,500,000	4,488,750
Exelon Corp.
1.550%, 6/9/17	2,400,000	2,401,310
FirstEnergy Corp.
2.750%, 3/15/18	900,000	909,095
Kentucky Power Co.
6.000%, 9/15/17§	15,600,000	16,418,474
MidAmerican Energy Co.
5.950%, 7/15/17	3,000,000	3,148,404
OGE Energy Corp.
1.211%, 11/24/17 (l)	10,000,000	9,974,054
Southern Co.
2.350%, 7/1/21	8,000,000	8,167,296
West Penn Power Co.
5.950%, 12/15/17 (b)§	1,000,000	1,060,296

		63,964,951

Gas Utilities (0.8%)
Dominion Gas Holdings LLC
2.500%, 12/15/19	4,300,000	4,402,903
Hiland Partners Holdings LLC/Hiland Partners Finance Corp.
7.250%, 10/1/20§	1,873,000	1,946,804
Southern Natural Gas Co. LLC
5.900%, 4/1/17§	1,090,000	1,119,498
Spire, Inc.
1.376%, 8/15/17 (l)	2,885,000	2,877,788

		10,346,993

Multi-Utilities (1.7%)
Dominion Resources, Inc.
1.400%, 9/15/17	4,254,000	4,259,312
2.125%, 2/15/18§	5,500,000	5,554,663
National Grid North America, Inc.
1.294%, 8/21/17 (b)(l)(m)	12,000,000	11,965,056
TECO Finance, Inc.
1.229%, 4/10/18 (l)	2,000,000	1,968,579

		23,747,610

Total Utilities		98,059,554

Total Corporate Bonds		1,024,573,287

Government Securities (13.8%)
Agency ABS (0.7%)
Arkansas Student Loan Authority
Series 2010-1 A 1.562%, 11/25/43 (l)	1,351,100	1,329,855

Massachusetts Educational Financing Authority
Series 2008-1 A1 1.588%, 4/25/38 (l)	$301,975	$301,231
National Credit Union Administration Guaranteed Notes,
Series 2010-A1 A 0.795%, 12/7/20 (l)	954,532	952,162
SBA Small Business Investment Cos.
Series 2008-P10A 1 5.902%, 2/10/18	60,572	64,011
United States Small Business Administration
Series 2003-20I 1 5.130%, 9/1/23	2,666	2,906
Series 2004-20C 1 4.340%, 3/1/24	29,991	31,746
Series 2005-20B 1 4.625%, 2/1/25	35,704	38,480
Series 2008-20G 1 5.870%, 7/1/28	3,068,895	3,502,922
Series 2008-20H 1 6.020%, 8/1/28	2,759,653	3,151,604

		9,374,917

Agency CMO (5.7%)
Federal Home Loan Mortgage Corp.
0.592%, 10/15/20 (l)	250,236	250,151
0.742%, 8/15/25 (l)	1,049,505	1,053,004
6.500%, 4/15/29	6,718	7,781
0.792%, 12/15/29 (l)	1,193	1,186
0.842%, 9/15/36 (l)	36,004	35,977
0.822%, 11/15/36 (l)	21,051	21,040
0.922%, 11/15/36 (l)	609,639	611,211
0.942%, 7/15/39 (l)	142,659	142,933
0.942%, 2/15/41 (l)	809,907	810,976
0.862%, 4/15/41 (l)	603,243	603,599
0.892%, 9/15/41 (l)	1,371,186	1,371,789
0.842%, 12/15/43 (l)	6,612,980	6,603,989
2.615%, 11/1/23 (l)	2,453	2,541
2.574%, 1/1/34 (l)	14,325	15,124
2.375%, 10/1/35 (l)	2,952	3,092
2.605%, 10/1/35 (l)	10,059	10,592
2.676%, 11/1/35 (l)	13,484	14,216
2.339%, 7/1/36 (l)	540,124	563,442
2.240%, 9/1/36 (l)	665,825	694,934
2.406%, 10/1/36 (l)	238,921	250,676
Federal National Mortgage Association
0.753%, 5/25/35 (l)	52,628	52,508
2.557%, 5/25/35 (l)	142,102	147,571
0.523%, 12/25/36 (l)	20,646	20,164
0.993%, 7/25/37 (l)	576,752	579,450
0.653%, 10/27/37 (l)	1,421,259	1,414,833
1.133%, 12/25/37 (l)	1,373,157	1,387,300
1.003%, 9/25/41 (l)	3,437,918	3,454,933
0.803%, 5/25/42 (l)	23,910	23,723
0.903%, 6/25/42 (l)	866,053	865,245
1.136%, 1/1/21 (l)	3,163,834	3,174,870
2.653%, 11/1/34 (l)	328,757	348,875
2.322%, 1/1/35 (l)	7,386	7,682
2.396%, 7/1/35 (l)	71,005	74,279
2.500%, 12/1/35 (l)	85,819	90,095
2.822%, 1/1/36 (l)	48,550	51,713
2.805%, 3/1/36 (l)	86,860	91,767

See Notes to Financial Statements.

1206

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

2.912%, 3/1/36 (l)	$66,553	$69,761
1.610%, 3/1/44 (l)	245,441	247,071
1.610%, 7/1/44 (l)	3,188	3,209
1.610%, 10/1/44 (l)	19,174	19,301
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates,
Series K004 AX1 1.454%, 8/25/19 IO (l)	63,127,806	2,314,347
Series KP03 A2 1.780%, 7/25/19	15,500,000	15,647,807
Federal Home Loan Mortgage Corp. Structured Pass Through Securities
6.500%, 7/25/43	4,456	5,250
1.610%, 10/25/44 (l)	407,736	412,278
1.610%, 2/25/45 (l)	523,039	526,957
Government National Mortgage Association
1.136%, 2/20/62 (l)	8,243,760	8,260,898
1.486%, 2/20/62 (l)	3,972,314	4,031,315
0.986%, 4/20/62 (l)	4,087,467	4,073,206
1.006%, 4/20/62 (l)	3,328,831	3,319,771
1.186%, 12/20/65 (l)	4,996,391	4,970,793
1.269%, 6/20/66 (l)†	4,000,000	3,980,037
National Credit Union Administration Guaranteed Notes
Series 2010-R3 2A 1.006%, 12/8/20 (l)	6,296,738	6,296,738

		79,032,000

Municipal Bonds (0.5%)
North Carolina Medical Care Commission various Refunding Wake Forest, Revenue Refunding Bonds,
Series 2012C 1.150%, 12/1/33 (l)	310,000	308,903
Regents of the University of California, General Revenue Bonds,
Series Y-1 0.957%, 7/1/41 (l)	2,400,000	2,400,240
Riverside County Public Financing Authority, 2014 Tax Allocation Revenue Bonds,
Series A-T 1.511%, 9/1/16	1,000,000	1,000,220
2.743%, 9/1/18	300,000	305,262
State of Texas Veterans Bonds, Taxable Refunding
Series 2014C-2 0.807%, 6/1/17 (l)	1,290,000	1,292,657
Successor Agency to the Inland Valley Development Agency Tax Allocation Refunding Bonds,
Series 2014B, AGM 2.945%, 3/1/19	500,000	520,175
3.195%, 9/1/19	500,000	524,890
Tobacco Settlement Finance Authority of West Virginia,
Series A 7.467%, 6/1/47	815,000	774,315

		7,126,662

U.S. Treasury (6.9%)
U.S. Treasury Notes
0.125%, 4/15/20 TIPS (z)	$93,075,959	$95,197,337

Total Government Securities		190,730,916

Total Long-Term Debt Securities (102.3%) (Cost $1,414,034,055)		1,413,216,923

SHORT-TERM INVESTMENTS:
Commercial Paper (1.4%)
AutoNation, Inc.
1.09%, 7/26/16 (b)(n)(p)	3,000,000	2,997,643
Entergy Corp.
0.85%, 7/20/16 (n)(p)	14,000,000	13,993,404
Kraft Heinz Foods Co.
1.03%, 8/8/16 (b)(n)(p)	2,000,000	1,997,768

Total Commercial Paper		18,988,815

Repurchase Agreements (0.4%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $1,400,018, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $1,428,000. (xx)	1,400,000	1,400,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $900,010, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $918,001. (xx)	900,000	900,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $1,000,010, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-9.175%, maturing 12/8/16-2/15/37; total market value $1,020,005. (xx)	1,000,000	1,000,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $677,878, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $691,427. (xx)	677,870	677,870

See Notes to Financial Statements.

1207

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $2,000,022, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $2,040,000. (xx)	$2,000,000	$2,000,000

Total Repurchase Agreements		5,977,870

Total Short-Term Investments (1.8%) (Cost $24,964,015)		24,966,685

Total Investments (104.1%) (Cost $1,438,998,070)		1,438,183,608
Other Assets Less Liabilities (-4.1%)		(57,221,964)

Net Assets (100%)		$1,380,961,644

†	Security (totaling $3,980,037 or 0.3% of net assets) held at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2016, the market value of these securities amounted to $324,223,744 or 23.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security. At June 30, 2016, the market value of these securities amounted to $46,414,431 or 3.4% of net assets.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2016.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2016, the market value of these securities amounted to $18,959,484 or 1.4% of net assets.
(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $5,845,910. This was secured by collateral of $5,977,870 which was received as cash and subsequently invested in short-term investments currently valued at $5,977,870, as reported in the Portfolio of Investments.
(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:

ABS	— Asset-Backed Security
AGM	— Insured by Assured Guaranty Municipal Corp.
CMO	— Collateralized Mortgage Obligation
IO	— Interest Only
TIPS	— Treasury Inflation Protected Security

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Sales	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Notes	2,029	September-16	$244,434,066	$247,870,883	$(3,436,817)
90 Day Eurodollar	1,395	December-19	343,514,619	344,442,937	(928,318)

					$(4,365,135)

Options Written:

Options written for the six months ended June 30, 2016 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding – January 1, 2016	8,195	$6,030,391
Options Written	1,613	516,730
Options Terminated in Closing Purchase Transactions	(9,363)	(6,339,066)
Options Expired	(445)	(208,055)
Options Exercised	—	—

Options Outstanding – June 30, 2016	—	$—

See Notes to Financial Statements.

1208

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$100,138,948	$—	$100,138,948
Non-Agency CMO	—	97,773,772	—	97,773,772
Corporate Bonds
Consumer Discretionary	—	88,430,271	—	88,430,271
Consumer Staples	—	28,245,431	—	28,245,431
Energy	—	101,472,537	—	101,472,537
Financials	—	475,955,342	—	475,955,342
Health Care	—	105,653,883	—	105,653,883
Industrials	—	38,159,528	—	38,159,528
Information Technology	—	37,856,631	—	37,856,631
Materials	—	21,996,386	—	21,996,386
Telecommunication Services	—	28,743,724	—	28,743,724
Utilities	—	98,059,554	—	98,059,554
Government Securities
Agency ABS	—	9,374,917	—	9,374,917
Agency CMO	—	75,051,963	3,980,037	79,032,000
Municipal Bonds	—	7,126,662	—	7,126,662
U.S. Treasuries	—	95,197,337	—	95,197,337
Short-Term Investments
Commercial Paper	—	18,988,815	—	18,988,815
Repurchase Agreements	—	5,977,870	—	5,977,870

Total Assets	$—	$1,434,203,571	$3,980,037	$1,438,183,608

Liabilities:
Futures	$(4,365,135)	$—	$—	$(4,365,135)

Total Liabilities	$(4,365,135)	$—	$—	$(4,365,135)

Total	$(4,365,135)	$1,434,203,571	$3,980,037	$1,433,818,473

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(4,365,135	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1209

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Options	Futures	Total
Interest rate contracts	$977,979	$(3,349,818)	$(2,371,839)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Options	Futures	Total
Interest rate contracts	$(1,812,991)	$(5,038,724)	$(6,851,715)

^ The Portfolio held futures contracts for hedging and in an attempt to enhance returns and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.
The Portfolio held option contracts with an average notional balance of approximately $3,525,000 for five months during the six months ended June 30, 2016, and futures contracts with an average notional balance of approximately $507,086,000 during the six months ended June 30, 2016.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
Morgan Stanley & Co. LLC	1.00%	6/29/2016	7/1/2016	$(3,860,555)	$(3,860,744)
Morgan Stanley & Co. LLC	1.00%	6/29/2016	7/1/2016	(52,169,665)	(52,172,211)

					$(56,032,955)

(1)	The average amount of borrowings while outstanding for 127 days during the period ended June 30 2016, was approximately $267,746,000 at a weighted average interest rate of 0.51%.
(2)	Payable for sale-buyback transactions includes $2,735 of deferred price drop on sale-buyback transactions.

The following is a summary by counterparty of Borrowings and Other Financial Transactions and collateral (received)/pledged as of June 30, 2016:

Counterparty	Payable for Sale-Buyback Transactions	Collateral (Received)/ Pledged	Net Exposure (3)
Morgan Stanley & Co. LLC.	$(56,032,955)	$56,115,225	$82,270

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

	June 30, 2016
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$56,032,955	$—	$—	$56,032,955
U.S. Treasury Notes	—	—	—	—	—
Foreign Governments	—	—	—	—	—

Total Borrowings	$—	$56,032,955	$—	$—	$56,032,955

Gross amount of recognized liabilities for sale-buybacks					$56,032,955

See Notes to Financial Statements.

1210

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$1,400,000	$—	$1,400,000	$(1,400,000)	$—
Deutsche Bank AG	900,000	—	900,000	(900,000)	—
HSBC Securities, Inc.	1,000,000	—	1,000,000	(1,000,000)	—
Merrill Lynch PFS, Inc.	677,870	—	677,870	(677,870)	—
Nomura Securities Co., Ltd.	2,000,000	—	2,000,000	(2,000,000)	—

Total	$5,977,870	$—	$5,977,870	$(5,977,870)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$344,450,994
Long-term U.S. government debt securities	905,081,778

$1,249,532,772

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$553,240,898
Long-term U.S. government debt securities	880,059,373

$1,433,300,271

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,000,015
Aggregate gross unrealized depreciation	(9,061,651)

Net unrealized depreciation	$(1,061,636)

Federal income tax cost of investments	$1,439,245,244

See Notes to Financial Statements.

1211

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $1,433,020,200)	$1,432,205,738
Repurchase Agreements (Cost $5,977,870)	5,977,870
Cash	902,830
Foreign cash (Cost $1)	1
Cash held as collateral at broker	2,503,000
Receivable for securities sold	11,166,134
Dividends, interest and other receivables	5,840,696
Due from broker for futures variation margin	902,736
Receivable for forward commitments	36,095
Receivable from Separate Accounts for Trust shares sold	24,120
Security lending income receivable	1,683
Other assets	16,465

Total assets	1,459,577,368

LIABILITIES
Payable for sale-buyback financing transactions	56,032,955
Payable for securities purchased	14,792,925
Payable on return of securities loaned	5,977,870
Payable to Separate Accounts for Trust shares redeemed	620,826
Investment management fees payable	537,402
Administrative fees payable	114,842
Distribution fees payable – Class IB	25,799
Distribution fees payable – Class IA	8,767
Trustees’ fees payable	994
Other liabilities	127,656
Accrued expenses	375,688

Total liabilities	78,615,724

NET ASSETS	$1,380,961,644

Net assets were comprised of:
Paid in capital	$1,651,904,421
Accumulated undistributed net investment income (loss)	7,451,277
Accumulated undistributed net realized gain (loss) on investments, options written and futures	(273,086,801)
Net unrealized appreciation (depreciation) on investments, options written and futures	(5,307,253)

Net assets	$1,380,961,644

Class IA
Net asset value, offering and redemption price per share, $43,409,395 / 4,417,892 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.83

Class IB
Net asset value, offering and redemption price per share, $125,702,648 / 12,772,656 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.84

Class K
Net asset value, offering and redemption price per share, $1,211,849,601 / 123,186,587 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.84

(x)	Includes value of securities on loan of $5,845,910.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Interest	$12,265,532
Dividends	6,185
Securities lending (net)	2,450

Total income	12,274,167

EXPENSES
Investment management fees	3,471,858
Administrative fees	719,579
Interest expense	488,608
Distribution fees – Class IB	159,040
Distribution fees – Class IA	54,374
Printing and mailing expenses	49,670
Professional fees	42,844
Custodian fees	35,734
Trustees’ fees	18,118
Miscellaneous	28,680

Gross expenses	5,068,505
Less: Waiver from investment manager	(96,900)

Net expenses	4,971,605

NET INVESTMENT INCOME (LOSS)	7,302,562

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(732,470)
Futures	(3,349,818)
Options written	889,362

Net realized gain (loss)	(3,192,926)

Change in unrealized appreciation (depreciation) on:
Investments	10,989,319
Futures	(5,038,724)
Options written	(1,812,991)

Net change in unrealized appreciation (depreciation)	4,137,604

NET REALIZED AND UNREALIZED GAIN (LOSS)	944,678

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,247,240

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,302,562	$11,355,894
Net realized gain (loss) on investments, options written and futures	(3,192,926)	(3,712,519)
Net change in unrealized appreciation (depreciation) on investments, securities sold short, options written and futures	4,137,604	(8,644,310)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,247,240	(1,000,935)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(210,842)
Class IB	—	(629,604)
Class K	—	(10,604,316)

TOTAL DIVIDENDS:	—	(11,444,762)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 652,424 and 1,011,283 shares, respectively ]	6,373,216	9,946,397
Capital shares issued in reinvestment of dividends [ 0 and 21,581 shares, respectively ]	—	210,842
Capital shares repurchased [ (691,904) and (1,098,665) shares, respectively ]	(6,760,005)	(10,805,975)

Total Class IA transactions	(386,789)	(648,736)

Class IB
Capital shares sold [ 888,268 and 1,167,453 shares, respectively ]	8,683,748	11,498,506
Capital shares issued in reinvestment of dividends [ 0 and 64,340 shares, respectively ]	—	629,604
Capital shares repurchased [ (1,359,807) and (2,251,586) shares, respectively ]	(13,306,166)	(22,181,830)

Total Class IB transactions	(4,622,418)	(10,053,720)

Class K
Capital shares sold [ 2,811,022 and 2,072,136 shares, respectively ]	27,528,954	20,406,154
Capital shares issued in reinvestment of dividends [ 0 and 1,085,560 shares, respectively ]	—	10,604,316
Capital shares repurchased [ (26,479,884) and (31,108,056) shares, respectively ]	(258,271,549)	(306,206,649)

Total Class K transactions	(230,742,595)	(275,196,179)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(235,751,802)	(285,898,635)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(227,504,562)	(298,344,332)
NET ASSETS:
Beginning of period	1,608,466,206	1,906,810,538

End of period (a)	$1,380,961,644	$1,608,466,206

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$7,451,277	$148,715

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Class IA			2015		2014	2013	2012	2011
Net asset value, beginning of period	$9.77		$9.85		$9.90	$9.97	$9.88	$9.95

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.04		0.01	0.05	0.05	0.07
Net realized and unrealized gain (loss) on investments, options written and futures	0.02		(0.07)		(0.02)	(0.05)	0.10	(0.06)

Total from investment operations	0.06		(0.03)		(0.01)	— #	0.15	0.01

Less distributions:
Dividends from net investment income	—		(0.05)		(0.04)	(0.07)	(0.06)	(0.08)

Net asset value, end of period	$9.83		$9.77		$9.85	$9.90	$9.97	$9.88

Total return (b)	0.61%		(0.33)%		(0.11)%	0.03%	1.48%	0.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$43,409		$43,565		$44,548	$47,750	$49,291	$48,992
Ratio of expenses to average net assets:
After waivers (a)(f)	0.92	%***	0.86	%**	0.85%	0.85%	0.84%	0.58%
Before waivers (a)(f)	0.93	%***	0.86	%**	0.85%	0.85%	0.84%	0.58%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.81%		0.42	%(aa)	0.12%	0.54%	0.51%	0.70%
Before waivers (a)(f)	0.80%		0.42	%(aa)	0.12%	0.54%	0.51%	0.70%
Portfolio turnover rate (z)^	91%		119%		100%	475%	189%	210%

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Class IB			2015		2014	2013	2012	2011
Net asset value, beginning of period	$9.79		$9.86		$9.91	$9.98	$9.89	$9.96

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.04		0.01	0.06	0.05	0.04
Net realized and unrealized gain (loss) on investments, options written and futures	0.01		(0.06)		(0.02)	(0.06)	0.10	(0.06)

Total from investment operations	0.05		(0.02)		(0.01)	— #	0.15	(0.02)

Less distributions:
Dividends from net investment income	—		(0.05)		(0.04)	(0.07)	(0.06)	(0.05)

Net asset value, end of period	$9.84		$9.79		$9.86	$9.91	$9.98	$9.89

Total return (b)	0.51%		(0.23)%		(0.11)%	0.03%	1.48%	(0.18)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$125,703		$129,652		$140,708	$150,135	$1,223,829	$1,356,452
Ratio of expenses to average net assets:
After waivers (a)(f)	0.92	%***	0.86	%**	0.85%	0.85%	0.84%	0.83%
Before waivers (a)(f)	0.93	%***	0.86	%**	0.85%	0.85%	0.84%	0.83%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.81%		0.42	%(bb)	0.06%	0.64%	0.50%	0.45%
Before waivers (a)(f)	0.80%		0.42	%(bb)	0.05%	0.64%	0.50%	0.45%
Portfolio turnover rate (z)^	91%		119%		100%	475%	189%	210%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,					August 26, 2011* to December 31, 2011
Class K			2015		2014	2013	2012
Net asset value, beginning of period	$9.77		$9.85		$9.90	$9.97	$9.88	$9.96

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.07		0.04	0.08	0.08	0.02
Net realized and unrealized gain (loss) on investments, options written and futures	0.02		(0.08)		(0.03)	(0.05)	0.09	(0.03)

Total from investment operations	0.07		(0.01)		0.01	0.03	0.17	(0.01)

Less distributions:
Dividends from net investment income	—		(0.07)		(0.06)	(0.10)	(0.08)	(0.07)

Net asset value, end of period	$9.84		$9.77		$9.85	$9.90	$9.97	$9.88

Total return (b)	0.72%		(0.08)%		0.14%	0.28%	1.74%	(0.05)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,211,850		$1,435,249		$1,721,555	$1,994,443	$1,942,891	$1,950,832
Ratio of expenses to average net assets:
After waivers (a)(f)	0.67	%***	0.61	%**	0.60%	0.60%	0.59%	0.58%
Before waivers (a)(f)	0.68	%***	0.61	%**	0.60%	0.60%	0.59%	0.58%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.06%		0.67	%(cc)	0.37%	0.79%	0.75%	0.71%
Before waivers (a)(f)	1.04%		0.66	%(cc)	0.37%	0.79%	0.75%	0.71%
Portfolio turnover rate (z)^	91%		119%		100%	475%	189%	210%
*	Commencement of Operations.
**	Includes Interest Expense of 0.01%
***	Includes Interest Expense of 0.07%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from litigation income. Without this income, the ratios would have been 0.33% after waivers and 0.33% before waivers.
(bb)	Includes income resulting from litigation income. Without this income, the ratios would have been 0.33% after waivers and 0.33% before waivers.
(cc)	Includes income resulting from litigation income. Without this income, the ratios would have been 0.58% after waivers and 0.57% before waivers.

See Notes to Financial Statements.

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EQ/QUALITY BOND PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Government Securities	88.9%
Asset-Backed and Mortgage-Backed Securities	6.7
Financials	5.8
Investment Companies	0.9
Energy	0.8
Consumer Discretionary	0.7
Telecommunication Services	0.5
Information Technology	0.5
Consumer Staples	0.5
Utilities	0.4
Health Care	0.4
Industrials	0.3
Materials	0.2
Repurchase Agreements	0.1
Cash and Other	(6.7)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$1,035.42	$4.07
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.87	4.04
Class IB
Actual	1,000.00	1,036.77	4.07
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.87	4.04
Class K
Actual	1,000.00	1,037.83	2.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.11	2.78

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.80%, 0.80% and 0.55%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (6.7%)
Asset-Backed Securities (2.3%)
Aircraft Certificate Owner Trust,
Series 2003-1A E 7.001%, 9/20/22§		$527,914	$549,031
Ally Master Owner Trust,
Series 2012-4 A 1.720%, 7/15/19		620,000	623,643
Series 2015-3 A 1.630%, 5/15/20		623,000	626,042
American Express Credit Account Master Trust,
Series 2014-2 A 1.260%, 1/15/20		194,000	194,735
AmeriCredit Automobile Receivables Trust,
Series 2013-4 A3 0.960%, 4/9/18		3,259	3,259
ARI Fleet Lease Trust,
Series 2014-A A2 0.810%, 11/15/22§		41,512	41,473
Ascentium Equipment Receivables LLC,
Series 2015-2A A1 1.000%, 11/10/16 (b)§		19,155	19,155
Series 2016-1A A2 1.750%, 11/13/18 (b)§		130,000	130,243
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-2A A 2.970%, 2/20/20§		821,000	841,621
Series 2016-1A A 2.990%, 6/20/22 (b)§		207,000	214,243
Babson CLO, Inc.,
Series 2007-1A A1 0.858%, 1/18/21 (l)§		250,249	248,434
Bank of The West Auto Trust,
Series 2015-1 A3 1.310%, 10/15/19 (b)§		621,000	623,239
Barclays Dryrock Issuance Trust,
Series 2014-3 A 2.410%, 7/15/22		475,000	489,637
Series 2015-2 A 1.560%, 3/15/21		326,000	328,302
Series 2015-4 A 1.720%, 8/16/21		345,000	349,399
Cabela’s Credit Card Master Note Trust,
Series 2013-1A A 2.710%, 2/17/26§		615,000	635,662
Series 2014-1 A 0.792%, 3/16/20 (l)		200,000	198,949
Cadogan Square CLO IV B.V.,
Series 4X A 0.165%, 7/24/23 (l)(m)	EUR	694,392	762,049
California Republic Auto Receivables Trust,
Series 2015-2 A 1.310%, 8/15/19		$267,000	267,557
Capital Auto Receivables Trust,
Series 2014-1 B 2.220%, 1/22/19		100,000	100,769
Capital One Multi-Asset Execution Trust,
Series 2015-A5 A5 1.600%, 5/17/21		397,000	401,862

Series 2016-A1 A1 0.900%, 2/15/22 (l)		$800,000	$800,690
Carlyle Global Market Strategies CLO Ltd.,
Series 2012-1A AR 1.864%, 4/20/22 (l)§		1,700,000	1,694,953
CarMax Auto Owner Trust,
Series 2015-4 A3 1.560%, 11/16/20		433,000	437,034
Chrysler Capital Auto Receivables Trust,
Series 2016-AA A3 1.770%, 10/15/20§		484,000	487,283
CIT Equipment Collateral,
Series 2014-VT1 A2 0.860%, 5/22/17 (b)§		91,891	91,901
CNH Equipment Trust,
Series 2014-B A4 1.610%, 5/17/21		147,479	148,462
Series 2015-A A4 1.850%, 4/15/21		311,723	315,702
CPS Auto Receivables Trust,
Series 2013-B A 1.820%, 9/15/20§		114,499	113,384
Series 2014-B A 1.110%, 11/15/18§		56,047	55,762
Dell Equipment Finance Trust,
Series 2015-1 A3 1.300%, 3/23/20 (b)§		217,000	217,311
Series 2015-2 A2A 1.420%, 12/22/17 (b)§		135,000	135,219
Discover Card Execution Note Trust,
Series 2015-A1 A1 0.792%, 8/17/20 (l)		400,000	400,787
Series 2015-A2 A 1.900%, 10/17/22		567,000	580,144
Drive Auto Receivables Trust,
Series 2016-AA A2A 1.500%, 3/15/18 (b)§		235,774	235,797
Series 2016-BA A2 1.380%, 8/15/18 (b)§		475,000	475,046
Dryden XXII Senior Loan Fund,
Series 2011-22A A1R 1.798%, 1/15/22 (l)§		918,227	914,230
EFS Volunteer LLC,
Series 2010-1 A1 1.488%, 10/26/26 (l)§		178,770	178,844
Enterprise Fleet Financing LLC,
Series 2014-1 A2 0.870%, 9/20/19 (b)§		67,277	67,151
Series 2014-2 A2 1.050%, 3/20/20§		184,998	184,319
Series 2015-1 A2 1.300%, 9/20/20§		451,880	451,150
Exeter Automobile Receivables Trust,
Series 2014-2A A 1.060%, 8/15/18§		9,056	9,051
Fifth Third Auto Trust,
Series 2014-3 A4 1.470%, 5/17/21		374,000	376,879
First National Master Note Trust,
Series 2013-2 A 0.972%, 10/15/19 (l)		385,000	385,209

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)

Ford Credit Auto Owner Trust,
Series 2012-D B 1.010%, 5/15/18		$210,000	$209,639
Series 2014-2 A 2.310%, 4/15/26§		412,000	423,502
Ford Credit Floorplan Master Owner Trust,
Series 2015-2 A1 1.980%, 1/15/22		447,000	454,123
Series 2016-1 A1 1.760%, 2/15/21		342,000	345,523
GE Dealer Floorplan Master Note Trust,
Series 2014-1 A 0.828%, 7/20/19 (l)		233,000	232,584
Series 2015-1 A 0.938%, 1/20/20 (l)		530,000	528,721
GM Financial Automobile Leasing Trust,
Series 2015-2 A3 1.680%, 12/20/18		572,000	576,607
Series 2015-3 A3 1.690%, 3/20/19		607,000	613,372
GMF Floorplan Owner Revolving Trust,
Series 2015-1 A1 1.650%, 5/15/20§		303,782	304,225
Series 2016-1 A1 1.960%, 5/17/21§		431,000	434,152
Harley-Davidson Motorcycle Trust,
Series 2015-1 A3 1.410%, 6/15/20		205,000	205,776
Series 2015-2 A3 1.300%, 3/16/20		621,000	622,138
Hertz Fleet Lease Funding LP,
Series 2013-3 A 0.995%, 12/10/27 (l)§		135,483	135,576
Hertz Vehicle Financing II LP,
Series 2015-2A A 2.020%, 9/25/19§		260,000	261,729
Hertz Vehicle Financing LLC,
Series 2013-1A A2 1.830%, 8/25/19§		1,140,000	1,140,482
Series 2016-1A A 2.320%, 3/25/20 (b)§		341,000	343,665
Hyundai Auto Lease Securitization Trust,
Series 2015-A A2 1.000%, 10/16/17§		112,997	113,048
Series 2015-B A3 1.400%, 11/15/18§		287,000	288,139
Landmark VIII CLO Ltd.,
Series 2006-8A A1 0.873%, 10/19/20 (l)§		1,235,645	1,231,044
Lockwood Grove CLO Ltd.,
Series 2014-1A A1 2.008%, 1/25/24 (l)§		1,649,652	1,638,700
Malin CLO B.V.,
Series 2007-1X A1 0.000%, 5/7/23 (l)(m)	EUR	663,808	733,244
Mercedes Benz Auto Lease Trust,
Series 2015-B A3 1.340%, 7/16/18		$324,000	324,797

Navistar Financial Dealer Note Master Owner Trust,
Series 2014-1 A 1.203%, 10/25/19 (l)§		$321,000	$321,405
NCF Dealer Floorplan Master Trust,
Series 2014-1A A 1.942%, 10/20/20 (l)§		446,000	446,000
Neuberger Berman CLO Ltd.,
Series 2012-12A A2RR 1.931%, 7/25/23 (b)(l)§		800,000	800,000
Nissan Auto Lease Trust,
Series 2015-A A3 1.400%, 6/15/18		523,000	524,429
Penarth Master Issuer plc,
Series 2015-2A A1 0.848%, 5/18/19 (l)§		1,700,000	1,693,606
RASC Trust,
Series 2003-KS3 A2 1.053%, 5/25/33 (l)		25,226	23,260
Santander Drive Auto Receivables Trust,
Series 2015-3 A2A 1.020%, 9/17/18		99,576	99,511
Series 2015-4 A2A 1.200%, 12/17/18		157,940	157,782
SLM Student Loan Trust,
Series 2008-9 A 2.138%, 4/25/23 (l)		4,948,274	4,957,327
Synchrony Credit Card Master Note Trust,
Series 2012-2 A 2.220%, 1/15/22		526,000	538,529
Series 2015-3 A 1.740%, 9/15/21		382,000	386,688
Series 2016-1 A 2.040%, 3/15/22		223,000	227,248
Taco Bell Funding LLC,
Series 2016-1A A2I 3.832%, 5/25/46§		257,000	262,006
TCF Auto Receivables Owner Trust,
Series 2015-1A A2 1.020%, 8/15/18 (b)§		143,146	143,111
Volkswagen Auto Loan Enhanced Trust,
Series 2014-1 A3 0.910%, 10/22/18		382,606	381,479
Westlake Automobile Receivables Trust,
Series 2015-3A A2A 1.420%, 5/17/21 (b)§		230,894	230,592
Series 2016-2A A2 1.570%, 6/17/19 (b)§		249,000	249,293
World Financial Network Credit Card Master Trust,
Series 2012-B A 1.760%, 5/17/21		430,000	432,912
Series 2013-A A 1.610%, 12/15/21		301,000	303,261
Series 2015-A A 0.922%, 2/15/22 (l)		343,000	343,294

			40,088,131

See Notes to Financial Statements.

1218

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)

Non-Agency CMO (4.4%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1 3.110%, 9/25/35 (l)		$273,402	$230,008
Alternative Loan Trust,
Series 2005-80CB 1A1 6.000%, 2/25/36		1,406,603	1,237,475
Series 2005-J12 2A1 0.723%, 8/25/35 (l)		792,232	538,395
Series 2006-OA22 A1 0.613%, 2/25/47 (l)		226,365	185,411
Series 2006-OA6 1A2 0.663%, 7/25/46 (l)		76,735	64,426
Series 2006-OC7 2A2A 0.623%, 7/25/46 (l)		1,034,226	878,993
Series 2007-OH1 A1D 0.663%, 4/25/47 (l)		148,903	107,221
American Home Mortgage Investment Trust,
Series 2004-3 5A 2.730%, 10/25/34 (l)		36,004	35,547
Banc of America Commercial Mortgage, Inc.,
Series 2007-4 A1A 5.774%, 2/10/51 (l)		664,200	682,982
Banc of America Funding Corp.,
Series 2004-A 1A3 2.746%, 9/20/34 (l)		90,270	89,809
Series 2006-H 4A2 4.321%, 9/20/46 (l)		453,367	369,995
Series 2006-J 4A1 3.017%, 1/20/47 (l)		24,248	20,278
Banc of America Re-Remic Trust,
Series 2009-UB1 A4A 5.676%, 6/24/50 (l)§		1,012,108	1,017,709
BBCMS Trust,
Series 2015-RRI A 1.592%, 5/15/32 (l)§		1,674,919	1,649,143
BCAP LLC Trust,
Series 2013-RR1 10A2 9.015%, 10/26/36 (l)§		820,210	761,074
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-9 2A1 3.040%, 2/25/34 (l)		112,914	109,736
Bear Stearns Alt-A Trust,
Series 2005-7 22A1 2.902%, 9/25/35 (l)		345,381	290,359
Series 2006-4 21A1 2.898%, 8/25/36 (l)		101,025	74,357
Bear Stearns Structured Products, Inc.,
Series 2007-R6 1A1 2.878%, 1/26/36 (l)		154,540	120,567
Bellemeade Reinsurance II Ltd.,
Series 2016-1A M2A 4.953%, 4/25/26 (b)(l)§		228,715	229,619
Bellemeade Reinsurance Ltd.,
Series 2015-1A M1 2.946%, 7/25/25 (b)(l)§		121,209	120,300
BHMS Mortgage Trust,
Series 2014-ATLS AFX 3.601%, 7/5/33§		450,000	465,369

CGRBS Commercial Mortgage Trust,
Series 2013-VN05 A 3.369%, 3/13/35§		$630,000	$657,073
CHL Mortgage Pass-Through Trust,
Series 2004-12 11A1 3.002%, 8/25/34 (l)		8,050	7,395
Series 2005-11 3A1 2.385%, 4/25/35 (l)		146,792	119,423
Series 2005-2 1A1 1.093%, 3/25/35 (l)		90,964	68,975
Citigroup Commercial Mortgage Trust,
Series 2012-GC8 D 5.039%, 9/10/45 (b)(l)§		257,595	246,942
Series 2015-GC27 A5 3.137%, 2/10/48		341,977	359,638
Series 2016-C1 A4 3.209%, 5/10/49		606,000	638,509
Citigroup Mortgage Loan Trust,
Series 2005-2 1A4 2.951%, 5/25/35 (l)		121,145	115,571
Series 2005-3 2A2A 2.861%, 8/25/35 (l)		47,599	45,971
Series 2009-7 5A2 5.500%, 12/25/35§		651,587	500,734
COBALT Commercial Mortgage Trust.,
Series 2007-C3 A4 5.956%, 5/15/46 (l)		409,646	422,543
COMM Mortgage Trust,
Series 2010-RR1 GEA 5.543%, 12/11/49 (b)(l)§		617,000	622,579
Series 2013-CR6 A2 2.122%, 3/10/46		1,255,000	1,269,472
Series 2013-SFS A1 1.873%, 4/12/35§		231,226	231,326
Series 2014-SAVA A 1.593%, 6/15/34 (l)§		144,817	143,076
Commercial Mortgage Trust,
Series 2007-GG9 A4 5.444%, 3/10/39		985,561	995,524
Credit Suisse Mortgage Capital Certificates,
Series 2006-6 1A8 6.000%, 7/25/36		860,278	665,245
Series 2010-RR1 2A 5.695%, 9/15/40 (l)§		2,134,658	2,159,561
Series 2010-RR1 3A 5.723%, 6/10/49 (l)§		2,050,074	2,061,825
CSAIL Commercial Mortgage Trust,
Series 2015-C3 A4 3.718%, 8/15/48		484,588	526,603
Series 2015-C4 A4 3.808%, 11/15/48		400,000	440,584
EMF-NL B.V.,
Series 2008-2X A2 0.749%, 7/17/41 (l)	EUR	765,000	671,638
EMF-NL Prime B.V.,
Series 2008-APRX A2 0.549%, 4/17/41 (l)		355,107	325,291

See Notes to Financial Statements.

1219

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)

Eurosail-UK plc,
Series 2007-4X A3 1.524%, 6/13/45 (b)(l)(m)	GBP	1,100,000	$1,256,879
Federal National Mortgage Association Connecticut Avenue Securities,
Series 2014-C01 M1 2.053%, 1/25/24 (l)		$169,779	170,210
Series 2014-C02 2M1 1.403%, 5/25/24 (l)		30,309	30,173
Series 2014-C03 1M1 1.653%, 7/25/24 (l)		86,013	86,002
Series 2014-C04 2M1 2.553%, 11/25/24 (l)		88,735	89,089
Series 2015-C01 1M1 1.953%, 2/25/25 (l)		63,672	63,763
Series 2015-C01 2M2 5.003%, 2/25/25 (l)		236,681	243,107
Series 2015-C02 2M1 1.653%, 5/25/25 (l)		168,108	168,285
Series 2015-C03 1M1 1.953%, 7/25/25 (l)		156,200	156,466
Series 2015-C03 2M1 1.953%, 7/25/25 (l)		406,138	406,492
Series 2015-C04 2M1 2.153%, 4/25/28 (l)		493,449	494,710
Series 2016-C01 1M1 2.403%, 8/25/28 (l)		474,831	477,874
Series 2016-C01 2M1 2.553%, 8/25/28 (l)		179,378	180,459
Series 2016-C02 1M1 2.603%, 9/25/28 (l)		361,544	364,584
Series 2016-C03 1M1 2.453%, 10/25/28 (l)		145,707	146,722
Series 2016-C03 2M1 2.653%, 10/25/28 (l)		282,507	284,393
First Horizon Mortgage Pass-Through Trust,
Series 2006-2 1A3 6.000%, 8/25/36		720,026	673,076
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN2 M1 1.303%, 4/25/24 (l)		58,033	58,031
Series 2014-DN3 M2 2.853%, 8/25/24 (l)		334,105	336,535
Series 2014-HQ1 M2 2.953%, 8/25/24 (l)		290,000	293,589
Series 2014-HQ2 M2 2.653%, 9/25/24 (l)		250,000	249,847
Series 2014-HQ3 M2 3.103%, 10/25/24 (l)		485,000	489,921
Series 2015-DNA1 M2 2.303%, 10/25/27 (l)		110,000	109,874
Series 2015-DNA2 M2 3.046%, 12/25/27 (l)		729,497	741,017
Series 2015-DNA3 M2 3.303%, 4/25/28 (l)		255,815	261,881
Series 2015-HQ1 M2 2.653%, 3/25/25 (l)		255,000	257,057
Series 2015-HQ2 M2 2.403%, 5/25/25 (l)		300,000	297,515
Series 2015-HQA1 M2 3.103%, 3/25/28 (l)		270,000	275,068

Series 2015-HQA2 M2 3.253%, 5/25/28 (l)		$513,147	$525,295
Series 2016-DNA1 M2 3.353%, 7/25/28 (l)		253,811	260,346
Series 2016-DNA2 M2 2.653%, 10/25/28 (l)		253,000	254,134
Series 2016-DNA3 M2 2.446%, 12/25/28 (l)		252,000	252,210
Series 2016-HQA1 M2 3.203%, 9/25/28 (l)		252,028	256,412
Series 2016-HQA2 M2 2.703%, 11/25/28 (l)		259,000	260,158
GS Mortgage Securities Corp. II,
Series 2010-C1 A2 4.592%, 8/10/43§		4,623,000	5,091,963
Series 2013-G1 A2 3.557%, 4/10/31 (l)§		507,108	526,008
Series 2013-KING A 2.706%, 12/10/27§		595,260	609,216
Series 2015-GC30 AAB 3.120%, 5/10/50		1,000,000	1,056,076
Series 2016-RENT A 3.203%, 2/10/29§		800,000	832,286
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 2.876%, 9/25/35 (l)		277,381	277,099
Series 2006-2F 2A13 5.750%, 2/25/36		589,829	566,077
Series 2006-AR2 2A1 2.886%, 4/25/36 (l)		254,533	230,886
Series 2007-AR1 2A1 2A1 2.903%, 3/25/47 (l)		688,164	573,069
HarborView Mortgage Loan Trust,
Series 2006-12 2A2A 0.638%, 1/19/38 (l)		1,098,580	895,956
Series 2006-13 A 0.628%, 11/19/46 (l)		158,055	115,757
Hercules Eclipse plc,
Series 2006-4 A 0.831%, 10/25/18 (l)(m)	GBP	298,901	385,975
Impac CMB Trust,
Series 2003-8 2A1 1.353%, 10/25/33 (l)		$20,643	19,907
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1 0.723%, 7/25/35 (l)		434,612	285,251
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR11 A3 2.763%, 8/25/35 (l)		881,084	721,275
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2004-LN2 A1A 4.838%, 7/15/41 (b)(l)§		120,324	120,691
Series 2007-LDPX A1A 5.439%, 1/15/49		436,615	443,756
Series 2010-C2 A1 2.749%, 11/15/43§		9,986	10,006
Series 2010-C2 D 5.743%, 11/15/43 (b)(l)§		330,600	348,240

See Notes to Financial Statements.

1220

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)

Series 2012-C6 E 5.365%, 5/15/45 (b)(l)§		$189,221	$183,301
Series 2012-LC9 E 4.564%, 12/15/47 (b)(l)§		455,400	425,974
Series 2014-INN A 1.362%, 6/15/29 (l)§		454,000	448,597
Series 2015-SGP A 2.142%, 7/15/36 (b)(l)§		435,000	435,815
JP Morgan Mortgage Trust,
Series 2006-A3 6A1 2.953%, 8/25/34 (l)		177,678	172,482
Series 2007-A1 3A3 3.030%, 7/25/35 (l)		190,367	185,562
Series 2007-S3 1A90 7.000%, 8/25/37		91,436	78,676
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C31 A3 3.801%, 8/15/48		515,000	569,305
Kensington Mortgage Securities plc,
Series 2007-1X A3C 0.826%, 6/14/40 (l)(m)		1,207,656	1,088,362
LB-UBS Commercial Mortgage Trust,
Series 2007-C1 A4 5.424%, 2/15/40		2,370,446	2,398,301
Lehman XS Trust,
Series 2006-4N A1C1 0.683%, 4/25/46 (l)		305,859	248,845
LSTAR Commercial Mortgage Trust,
Series 2016-4 A2 2.579%, 3/10/49 (b)(l)§		271,069	273,759
Ludgate Funding plc,
Series 2007-1 A2A 0.748%, 1/1/61 (l)(m)	GBP	1,062,756	1,235,306
Series 2008-W1X A1 1.123%, 1/1/61 (l)(m)		170,000	202,489
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A1 3A 2.478%, 12/25/32 (l)		$44,344	42,990
Series 2005-2 3A 1.457%, 10/25/35 (l)		66,100	62,208
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4 A1A 5.166%, 12/12/49		273,700	275,110
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7 D 4.431%, 2/15/46 (b)(l)§		113,317	101,621
Series 2015-C27 ASB 3.557%, 12/15/47		800,000	866,249
Morgan Stanley Capital I Trust,
Series 2014-CPT B 3.560%, 7/13/29 (b)(l)§		800,000	831,493
Series 2015-XLF2 AFSA 2.312%, 8/15/26 (b)(l)§		174,000	173,169
Series 2015-XLF2 SNMA 2.392%, 11/15/26 (b)(l)§		174,000	174,546

Morgan Stanley Capital I, Inc.,
Series 1998-HF2 J 6.010%, 11/15/30§		$1,126,612	$1,143,038
Series 2007-IQ14 A2FX 5.610%, 4/15/49		162,079	161,833
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A 5.988%, 8/12/45 (l)§		1,235,862	1,250,446
Nomura Resecuritization Trust,
Series 2014-7R 2A3 0.646%, 12/26/35 (l)§		988,352	885,755
OBP Depositor LLC Trust,
Series 2010-OBP A 4.646%, 7/15/45§		4,590,000	5,061,850
RALI Trust,
Series 2005-QO2 A1 1.797%, 9/25/45 (l)		734,214	610,385
Series 2007-QS2 A6 6.250%, 1/25/37		1,117,410	908,091
RBSCF Trust,
Series 2009-RR1 JPA 6.068%, 9/17/39 (l)§		328,253	340,618
Series 2010-RR3 JPMA 5.420%, 1/16/49 (l)§		1,749,223	1,759,986
Series 2010-RR4 CMLA 6.297%, 12/16/49 (l)§		602,183	609,408
Reperforming Loan REMIC Trust,
Series 2006-R1 AF1 0.793%, 1/25/36 (b)(l)§		723,761	653,512
Residential Accredit Loans, Inc.,
Series 2006-QA6 A1 0.643%, 7/25/36 (l)		1,352,968	1,075,472
Residential Asset Securitization Trust,
Series 2005-A15 5A1 5.750%, 2/25/36		26,386	20,098
Series 2006-A12 A1 6.250%, 11/25/36		230,158	156,671
Resource Capital Corp. Ltd.,
Series 2014-CRE2 A 1.496%, 4/15/32 (l)§		115,036	113,298
Selkirk No. 1 Ltd.,
Series 1 A 1.329%, 2/20/41§		159,202	159,286
Sequoia Mortgage Trust,
Series 10 2A1 1.208%, 10/20/27 (l)		9,824	9,240
Series 2003-4 2A1 0.798%, 7/20/33 (l)		41,671	39,563
Starwood Retail Property Trust,
Series 2014-STAR A 1.662%, 11/15/27 (b)(l)§		578,387	571,677
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1 0.698%, 7/19/35 (l)		219,865	188,934
Series 2006-AR3 11A1 0.663%, 4/25/36 (l)		1,069,806	770,536
Series 2006-AR3 12A1 0.673%, 5/25/36 (l)		637,779	459,595

See Notes to Financial Statements.

1221

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3 A4 3.091%, 8/10/49	$238,265	$252,571
Series 2012-C4 A5 2.850%, 12/10/45	465,583	486,936
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C32 A3 5.889%, 6/15/49 (l)	338,400	347,706
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR9 1A 1.800%, 8/25/42 (l)	41,737	39,465
Series 2005-AR17 A1A1 0.723%, 12/25/45 (l)	77,830	72,078
Series 2006-AR14 1A4 2.204%, 11/25/36 (l)	922,211	807,961
Series 2006-AR9 1A 1.437%, 8/25/46 (l)	331,280	274,720
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2007-5 A6 6.000%, 6/25/37	617,567	552,307
Wells Fargo Credit Risk Transfer Securities Trust,
Series 2015-WF1 1M1 3.196%, 11/25/25 (b)(l)§	100,848	100,862
Series 2015-WF1 2M1 3.296%, 11/25/25 (b)(l)§	79,070	79,085
WF-RBS Commercial Mortgage Trust,
Series 2013-C14 A5 3.337%, 6/15/46	569,160	610,783
Series 2014-C20 A2 3.036%, 5/15/47	237,299	247,421

		77,450,286

Total Asset-Backed and Mortgage-Backed Securities		117,538,417

Corporate Bonds (10.1%)
Consumer Discretionary (0.7%)
Auto Components (0.0%)
Dana Holding Corp.
6.000%, 9/15/23	89,000	90,335
Schaeffler Holding Finance B.V.
6.875%, 8/15/18 PIK§	361,078	367,397

		457,732

Automobiles (0.2%)
Daimler Finance North America LLC
2.000%, 8/3/18§	1,600,000	1,619,952
2.250%, 3/2/20§	775,000	792,663
General Motors Co.
3.500%, 10/2/18	180,000	185,292
Volkswagen Group of America Finance LLC
1.650%, 5/22/18§	1,020,000	1,017,634

		3,615,541

Hotels, Restaurants & Leisure (0.1%)
International Game Technology plc
6.250%, 2/15/22§	$200,000	$203,250
MCE Finance Ltd.
5.000%, 2/15/21§	240,000	237,600
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.500%, 3/1/25§	1,700,000	1,640,500

		2,081,350

Household Durables (0.1%)
KB Home
4.750%, 5/15/19	147,000	149,205
Newell Brands, Inc.
3.150%, 4/1/21	434,000	451,212
3.850%, 4/1/23	128,000	135,781

		736,198

Media (0.3%)
21st Century Fox America, Inc.
4.000%, 10/1/23	103,000	112,938
6.150%, 2/15/41	365,000	455,407
Altice Luxembourg S.A.
7.625%, 2/15/25 (x)§	500,000	487,500
CBS Corp.
5.750%, 4/15/20	193,000	220,296
3.500%, 1/15/25	295,000	303,740
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25§	1,600,000	1,751,520
COX Communications, Inc.
2.950%, 6/30/23§	125,000	119,584
CSC Holdings LLC
8.625%, 2/15/19	62,000	67,967
Discovery Communications LLC
3.450%, 3/15/25	237,000	230,139
Time Warner Cable, Inc.
5.000%, 2/1/20	167,000	182,030
4.500%, 9/15/42	290,000	271,527
Time Warner, Inc.
3.400%, 6/15/22	76,000	79,966
3.550%, 6/1/24	131,000	138,267
3.600%, 7/15/25	320,000	338,568
7.625%, 4/15/31	157,000	215,103
Viacom, Inc.
5.625%, 9/15/19	108,000	119,047
3.875%, 4/1/24	355,000	360,942

		5,454,541

Multiline Retail (0.0%)
Kohl’s Corp.
5.550%, 7/17/45	150,000	142,456

Textiles, Apparel & Luxury Goods (0.0%)
Hanesbrands, Inc.
4.625%, 5/15/24§	108,000	108,270

Total Consumer Discretionary		12,596,088

See Notes to Financial Statements.

1222

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)

Consumer Staples (0.5%)
Food & Staples Retailing (0.1%)
CVS Health Corp.
3.875%, 7/20/25		$315,000	$346,601
CVS Pass-Through Trust
5.789%, 1/10/26§		310,487	343,343
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24		440,000	464,414

			1,154,358

Food Products (0.2%)
Bunge Ltd. Finance Corp.
8.500%, 6/15/19		4,000	4,669
Grupo Bimbo S.A.B. de C.V.
3.875%, 6/27/24§		236,000	242,669
Kraft Heinz Foods Co.
2.800%, 7/2/20§		180,000	186,794
3.500%, 7/15/22§		225,000	239,194
Tyson Foods, Inc.
2.650%, 8/15/19		1,858,000	1,910,126
3.950%, 8/15/24		277,000	299,127

			2,882,579

Tobacco (0.2%)
Altria Group, Inc.
2.625%, 1/14/20		440,000	456,685
Imperial Brands Finance plc
2.950%, 7/21/20§		1,000,000	1,027,863
3.750%, 7/21/22§		1,000,000	1,055,801
Reynolds American, Inc.
5.850%, 8/15/45		1,108,000	1,407,633

			3,947,982

Total Consumer Staples			7,984,919

Energy (0.8%)
Energy Equipment & Services (0.1%)
Diamond Offshore Drilling, Inc.
4.875%, 11/1/43		129,000	91,744
Halliburton Co.
5.000%, 11/15/45		430,000	473,498
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 6/30/21§		375,000	105,937
Schlumberger Holdings Corp.
3.625%, 12/21/22§		430,000	457,101
Transocean, Inc.
6.500%, 11/15/20 (x)		185,000	164,058

			1,292,338

Oil, Gas & Consumable Fuels (0.7%)
Cenovus Energy, Inc.
5.700%, 10/15/19		87,000	92,464
3.000%, 8/15/22		22,000	20,226
Ecopetrol S.A.
5.375%, 6/26/26		300,000	290,340
5.875%, 5/28/45		108,000	93,312
Encana Corp.
3.900%, 11/15/21 (x)		165,000	160,463
Energy Transfer Partners LP
6.700%, 7/1/18		353,000	372,155
7.500%, 7/1/38		212,000	230,194

EnLink Midstream Partners LP
5.050%, 4/1/45		$290,000	$234,900
Enterprise Products Operating LLC
3.700%, 2/15/26		382,000	403,045
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.500%, 11/15/20		63,000	62,975
Husky Energy, Inc.
7.250%, 12/15/19		52,000	58,781
Kinder Morgan Energy Partners LP
4.150%, 3/1/22		193,000	195,860
3.950%, 9/1/22		624,000	633,295
4.300%, 5/1/24		800,000	805,774
Kinder Morgan, Inc.
5.000%, 2/15/21§		1,000,000	1,048,204
Korea National Oil Corp.
3.125%, 4/3/17§		710,000	719,685
MPLX LP
4.875%, 6/1/25§		1,700,000	1,660,938
Noble Energy, Inc.
8.250%, 3/1/19		575,000	658,122
3.900%, 11/15/24 (x)		234,000	237,950
Petrobras Global Finance B.V.
5.750%, 1/20/20		448,000	430,013
5.375%, 1/27/21 (x)		300,000	274,350
6.750%, 1/27/41		300,000	236,250
6.850%, 6/5/15		200,000	152,000
Plains All American Pipeline LP/Plains All American Finance Corp.
3.600%, 11/1/24		314,000	294,521
Regency Energy Partners LP/Regency Energy Finance Corp.
4.500%, 11/1/23		1,800,000	1,758,207
SM Energy Co.
6.500%, 1/1/23		16,000	14,800
Southwestern Energy Co.
4.100%, 3/15/22		408,000	363,120
TransCanada PipeLines Ltd.
6.350%, 5/15/67 (l)		519,000	365,895
Williams Partners LP
4.125%, 11/15/20		172,000	168,974
Williams Partners LP/ACMP Finance Corp.
4.875%, 5/15/23		1,000,000	964,946
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17		146,000	149,919

			13,151,678

Total Energy			14,444,016

Financials (5.8%)
Banks (2.5%)
Banco Espirito Santo S.A.
4.000%, 1/21/19 (m)	EUR	1,700,000	462,211
Bank of America Corp.
5.750%, 12/1/17		$200,000	211,932
5.650%, 5/1/18		270,000	288,836
3.300%, 1/11/23		2,000,000	2,059,935
4.100%, 7/24/23		900,000	961,382

See Notes to Financial Statements.

1223

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)

4.125%, 1/22/24		$1,700,000	$1,829,306
6.500%, 10/23/24 (l)(x)(y)		112,000	118,866
3.875%, 8/1/25		645,000	685,322
Bank of Nova Scotia
1.875%, 4/26/21		1,600,000	1,614,602
Barclays Bank plc
6.625%, 3/30/22 (m)	EUR	59,000	77,075
7.625%, 11/21/22		$900,000	965,250
7.750%, 4/10/23 (l)		355,000	367,886
6.860%, 6/15/32 (l)(y)§		51,000	57,431
Barclays plc
3.650%, 3/16/25		206,000	199,056
Capital One N.A./Virginia
1.778%, 8/17/18 (l)		1,750,000	1,760,062
CIT Group, Inc.
5.250%, 3/15/18		500,000	516,250
Citigroup, Inc.
1.700%, 4/27/18		1,000,000	1,002,446
2.650%, 10/26/20		1,700,000	1,730,153
2.700%, 3/30/21		500,000	508,901
3.875%, 3/26/25		320,000	322,256
Commonwealth Bank of Australia/New York
1.750%, 11/2/18		900,000	907,265
Compass Bank
5.500%, 4/1/20		543,000	580,903
Cooperatieve Rabobank UA
6.875%, 3/19/20 (b)(m)	EUR	600,000	780,709
4.375%, 8/4/25		$445,000	464,973
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22		800,000	795,024
3.750%, 3/26/25		1,800,000	1,738,757
4.550%, 4/17/26§		250,000	259,708
Credit Suisse Group Guernsey I Ltd.
7.875%, 2/24/41 (b)(l)(m)		800,000	802,000
HSBC Holdings plc
2.950%, 5/25/21		1,600,000	1,640,461
Intesa Sanpaolo S.p.A.
5.017%, 6/26/24§		240,000	220,613
JPMorgan Chase & Co.
6.300%, 4/23/19		89,000	100,129
2.250%, 1/23/20		1,700,000	1,721,778
2.750%, 6/23/20		400,000	411,784
4.400%, 7/22/20		1,121,000	1,223,054
2.550%, 3/1/21		700,000	713,829
2.400%, 6/7/21		900,000	911,056
Landwirtschaftliche Rentenbank
5.125%, 2/1/17		306,000	313,911
Lloyds Banking Group plc
3.100%, 7/6/21		1,410,000	1,412,439
Mitsubishi UFJ Financial Group, Inc.
3.850%, 3/1/26 (x)		201,000	219,304
Mizuho Financial Group Cayman 3 Ltd.
4.600%, 3/27/24§		287,000	312,245
Novo Banco S.A.
5.000%, 4/23/19	EUR	300,000	243,035
5.000%, 5/21/19 (m)		800,000	648,094
5.000%, 5/23/19 (m)		300,000	243,035
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (l)(y)§		$215,000	212,850

Royal Bank of Scotland Group plc
7.640%, 9/30/17 (l)(y)		$400,000	$376,000
7.500%, 8/10/20 (l)(y)		265,000	242,475
Royal Bank of Scotland plc
6.934%, 4/9/18	EUR	600,000	719,118
9.500%, 3/16/22 (l)(m)		$910,000	944,034
Santander Holdings USA, Inc.
2.115%, 11/24/17 (l)		300,000	300,262
2.700%, 5/24/19		800,000	803,395
Santander Issuances S.A.U.
5.179%, 11/19/25		400,000	397,893
Santander UK plc
5.000%, 11/7/23§		245,000	250,043
Societe Generale S.A.
5.922%, 4/5/17 (l)(y)§		100,000	100,230
4.250%, 4/14/25 (x)§		1,400,000	1,377,817
Standard Chartered plc
6.409%, 1/30/17 (l)(y)§		200,000	178,000
UBS Group Funding Jersey Ltd.
3.000%, 4/15/21 (b)§		1,300,000	1,317,420
4.125%, 9/24/25§		220,000	228,128
UniCredit Luxembourg Finance S.A.
6.000%, 10/31/17§		175,000	182,547
Wells Fargo & Co.
2.600%, 7/22/20		1,700,000	1,750,449
Westpac Banking Corp.
2.100%, 2/25/21§		2,400,000	2,397,967

			44,181,892

Capital Markets (0.7%)
Bank of New York Mellon Corp.
2.600%, 8/17/20		700,000	727,022
Deutsche Bank AG
2.538%, 5/10/19 (l)		1,700,000	1,716,830
Goldman Sachs Group, Inc.
7.500%, 2/15/19		829,000	947,156
6.000%, 6/15/20		494,000	564,553
5.750%, 1/24/22		310,000	358,786
3.850%, 7/8/24		315,000	333,417
3.750%, 5/22/25		1,834,000	1,913,540
Hutchison Whampoa International Ltd.
1.625%, 10/31/17§		213,000	213,875
Israel Electric Corp. Ltd.
5.000%, 11/12/24 (m)		231,000	248,672
Morgan Stanley
5.625%, 9/23/19		162,000	180,545
5.500%, 7/24/20		276,000	310,365
2.500%, 4/21/21		1,600,000	1,614,147
SteelRiver Transmission Co. LLC
4.710%, 6/30/17 (b)§		1,278,444	1,294,155
UBS AG/Connecticut
1.233%, 6/1/17 (l)		600,000	600,170
7.625%, 8/17/22		960,000	1,082,400

			12,105,633

See Notes to Financial Statements.

1224

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)

Consumer Finance (0.7%)
AerCap Aviation Solutions B.V.
6.375%, 5/30/17		$200,000	$206,000
AGFC Capital Trust I
6.000%, 1/15/67 (l)§		1,070,000	532,539
Ally Financial, Inc.
3.500%, 7/18/16		900,000	897,750
2.750%, 1/30/17		800,000	802,000
5.500%, 2/15/17		400,000	408,000
3.250%, 9/29/17		400,000	402,500
American Express Co.
6.150%, 8/28/17		637,000	673,528
American Express Credit Corp.
1.706%, 9/14/20 (l)		300,000	301,125
Ford Motor Credit Co. LLC
2.943%, 1/8/19		900,000	925,163
3.200%, 1/15/21		1,700,000	1,749,495
5.875%, 8/2/21		700,000	804,403
General Motors Financial Co., Inc.
3.200%, 7/13/20		1,000,000	1,012,400
3.200%, 7/6/21		800,000	797,360
4.375%, 9/25/21		1,000,000	1,052,200
4.000%, 1/15/25		55,000	55,649
4.300%, 7/13/25		70,000	71,897
LeasePlan Corp. N.V.
2.875%, 1/22/19§		800,000	802,290

			11,494,299

Diversified Financial Services (0.8%)
Bank of America N.A.
0.953%, 6/15/17 (l)		1,100,000	1,095,906
Delos Finance Sarl, Term Loan
3.500%, 2/27/21		3,000,000	2,992,500
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		3,570,000	3,774,031
4.375%, 11/30/21 (l)	EUR	250,000	278,266
Murray Street Investment Trust I
4.647%, 3/9/17 (e)		$2,261,000	2,311,054
National Credit Union Administration Guaranteed Notes
2.350%, 6/12/17		147,000	149,212
3.450%, 6/12/21		20,000	22,032
Nationwide Building Society
6.250%, 2/25/20§		372,000	426,777
Private Export Funding Corp.
1.375%, 2/15/17		92,000	92,389
4.375%, 3/15/19		20,000	21,795
2.050%, 11/15/22		79,000	80,823
Rio Oil Finance Trust
9.250%, 7/6/24§		495,000	423,844
S&P Global, Inc.
4.400%, 2/15/26		316,000	352,252
U.S. Capital Funding II Ltd./U.S. Capital Funding II Corp.
1.387%, 8/1/34 (b)(l)§		700,000	483,000
Waha Aerospace B.V.
3.925%, 7/28/20§		501,750	520,566

			13,024,447

Insurance (0.2%)
Allied World Assurance Co. Holdings Ltd.
7.500%, 8/1/16		$198,000	$198,900
American International Group, Inc.
3.300%, 3/1/21		1,200,000	1,245,939
4.875%, 6/1/22		430,000	478,588
Hartford Financial Services Group, Inc.
5.500%, 3/30/20		161,000	181,391
5.125%, 4/15/22		180,000	204,275
Lincoln National Corp.
8.750%, 7/1/19		178,000	211,332
MetLife Capital Trust IV
7.875%, 12/15/37§		192,000	226,560
MetLife, Inc.
5.250%, 6/15/20 (l)(y)		101,000	101,253
Nationwide Mutual Insurance Co.
9.375%, 8/15/39§		125,000	190,804
Prudential Financial, Inc.
5.625%, 6/15/43 (l)		154,000	159,390

			3,198,432

Real Estate Investment Trusts (REITs) (0.3%)
American Tower Corp.
5.050%, 9/1/20		613,000	680,517
Crown Castle International Corp.
4.875%, 4/15/22		1,156,000	1,265,883
Digital Realty Trust LP
3.400%, 10/1/20		800,000	830,387
HCP, Inc.
6.000%, 1/30/17		239,000	245,274
Host Hotels & Resorts LP
3.750%, 10/15/23		12,000	12,045
Kilroy Realty LP
4.375%, 10/1/25		1,700,000	1,831,270
WEA Finance LLC/Westfield UK & Europe Finance plc
3.250%, 10/5/20§		800,000	834,017
Welltower, Inc.
5.250%, 1/15/22		210,000	235,382

			5,934,775

Thrifts & Mortgage Finance (0.6%)
BPCE S.A.
5.700%, 10/22/23§		1,800,000	1,920,917
Realkredit Danmark A/S
1.000%, 4/1/17	DKK	54,100,000	8,146,300

			10,067,217

Total Financials			100,006,695

Health Care (0.4%)
Biotechnology (0.1%)
Amgen, Inc.
6.150%, 6/1/18		$19,000	20,738
Baxalta, Inc.
5.250%, 6/23/45		180,000	195,392

See Notes to Financial Statements.

1225

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

Biogen, Inc.
4.050%, 9/15/25	$360,000	$388,750
Celgene Corp.
3.875%, 8/15/25	390,000	416,328
Gilead Sciences, Inc.
3.650%, 3/1/26	172,000	186,438

		1,207,646

Health Care Equipment & Supplies (0.1%)
Becton Dickinson and Co.
3.734%, 12/15/24	193,000	207,299
Medtronic, Inc.
3.500%, 3/15/25	445,000	485,538

		692,837

Health Care Providers & Services (0.0%)
Fresenius Medical Care U.S. Finance, Inc.
6.875%, 7/15/17	447,000	467,115
Laboratory Corp. of America Holdings
3.600%, 2/1/25	135,000	140,059

		607,174

Life Sciences Tools & Services (0.0%)
Thermo Fisher Scientific, Inc.
4.150%, 2/1/24	169,000	184,945

Pharmaceuticals (0.2%)
AbbVie, Inc.
3.600%, 5/14/25	228,000	238,202
Actavis Funding SCS
3.000%, 3/12/20	1,400,000	1,442,164
3.450%, 3/15/22	1,100,000	1,142,626
3.850%, 6/15/24	103,000	107,320
3.800%, 3/15/25	388,000	404,522
AstraZeneca plc
6.450%, 9/15/37	120,000	163,447
Bayer U.S. Finance LLC
3.375%, 10/8/24§	211,000	216,907
Perrigo Finance Unlimited Co.
3.500%, 12/15/21	200,000	205,042
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25§	195,000	156,370

		4,076,600

Total Health Care		6,769,202

Industrials (0.3%)
Aerospace & Defense (0.1%)
Lockheed Martin Corp.
3.100%, 1/15/23	1,000,000	1,056,814

Airlines (0.1%)
American Airlines, Inc.,
Series 2011-1 B 7.000%, 1/31/18§	761,657	796,846
Continental Airlines, Inc.
Series 2010-1 B 6.000%, 1/12/19	778,340	804,102
Series 2010-A 4.750%, 1/12/21	493,166	527,096

United Airlines, Inc.
Series 2009-2 A 9.750%, 1/15/17	$137,678	$141,725

		2,269,769

Building Products (0.0%)
Owens Corning, Inc.
6.500%, 12/1/16	26,000	26,374

Construction & Engineering (0.0%)
Odebrecht Finance Ltd.
5.250%, 6/27/29§	254,000	101,092
Odebrecht Offshore Drilling Finance Ltd.
6.625%, 10/1/22§	797,760	136,617
SBA Tower Trust
3.156%, 10/15/20§	351,000	355,826

		593,535

Industrial Conglomerates (0.0%)
General Electric Co.
5.000%, 1/21/21 (l)(y)	99,000	104,247

Road & Rail (0.0%)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.250%, 3/15/25 (b)§	149,000	134,100
Empresa de Transporte de Pasajeros Metro S.A.
4.750%, 2/4/24§	210,000	220,500

		354,600

Trading Companies & Distributors (0.1%)
Aviation Capital Group Corp.
7.125%, 10/15/20§	269,000	306,324
Doric Nimrod Air Finance Alpha Ltd.
5.125%, 11/30/22§	448,805	460,564
International Lease Finance Corp.
5.875%, 4/1/19 (x)	125,000	132,887

		899,775

Total Industrials		5,305,114

Information Technology (0.5%)
Communications Equipment (0.0%)
Motorola Solutions, Inc.
3.500%, 3/1/23	193,000	186,371

Internet Software & Services (0.1%)
Alibaba Group Holding Ltd.
3.600%, 11/28/24	800,000	820,000
eBay, Inc.
3.800%, 3/9/22	115,000	121,611

		941,611

IT Services (0.0%)
Fidelity National Information Services, Inc.
3.500%, 4/15/23	60,000	62,103
5.000%, 10/15/25	2,000	2,268
Total System Services, Inc.
2.375%, 6/1/18	174,000	175,015
3.750%, 6/1/23	174,000	176,566

		415,952

See Notes to Financial Statements.

1226

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)

Semiconductors & Semiconductor Equipment (0.1%)
Avago Technologies, Term Loan B
4.250%, 11/3/22		$1,197,000	$1,196,003
KLA-Tencor Corp.
4.650%, 11/1/24		312,000	340,482
Lam Research Corp.
2.800%, 6/15/21		133,000	135,477
Micron Technology, Inc.
7.500%, 9/15/23§		112,000	118,720
NXP B.V./NXP Funding LLC
4.125%, 6/1/21 (b)§		200,000	204,000

			1,994,682

Software (0.1%)
Oracle Corp.
1.900%, 9/15/21		1,000,000	1,000,777

Technology Hardware, Storage & Peripherals (0.2%)
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
4.420%, 6/15/21§		1,935,000	1,988,402
5.450%, 6/15/23§		800,000	830,151
7.125%, 6/15/24 (b)(x)§		180,000	187,650
Hewlett Packard Enterprise Co.
4.900%, 10/15/25§		435,000	453,774
HP, Inc.
4.650%, 12/9/21		130,000	141,097
Seagate HDD Cayman
4.750%, 1/1/25		170,000	133,025

			3,734,099

Total Information Technology			8,273,492

Materials (0.2%)
Chemicals (0.1%)
Dow Chemical Co.
8.550%, 5/15/19		157,000	186,759
Eastman Chemical Co.
3.800%, 3/15/25 (x)		145,000	153,197
LYB International Finance B.V.
4.000%, 7/15/23		345,000	368,957
LyondellBasell Industries N.V.
5.750%, 4/15/24		270,000	319,566
Mosaic Co.
5.625%, 11/15/43		132,000	146,518
NOVA Chemicals Corp.
5.250%, 8/1/23§		166,000	167,245
Sociedad Quimica y Minera de Chile S.A.
3.625%, 4/3/23 (b)§		292,000	277,400

			1,619,642

Construction Materials (0.1%)
Cemex S.A.B. de C.V.
7.750%, 4/16/26§		800,000	834,000

Containers & Packaging (0.0%)
International Paper Co.
4.750%, 2/15/22		165,000	184,386
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg)
5.750%, 10/15/20		170,000	175,525

			359,911

Metals & Mining (0.0%)
Barrick Gold Corp.
4.100%, 5/1/23		$51,000	$53,844
Glencore Funding LLC
4.125%, 5/30/23§		137,000	126,040
Novelis, Inc.
8.375%, 12/15/17		39,000	39,877
Vale Overseas Ltd.
6.875%, 11/21/36 (x)		90,000	82,350
Yamana Gold, Inc.
4.950%, 7/15/24		171,000	168,552

			470,663

Total Materials			3,284,216

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.4%)
Altice Finco S.A.
7.625%, 2/15/25§		200,000	182,500
AT&T, Inc.
4.600%, 2/15/21		335,000	369,612
2.800%, 2/17/21		500,000	513,170
3.800%, 3/15/22		123,000	131,263
3.600%, 2/17/23		425,000	443,036
4.450%, 4/1/24		307,000	336,553
3.400%, 5/15/25		540,000	550,991
CCO Holdings LLC/CCO Holdings Capital Corp.
5.500%, 5/1/26§		173,000	175,595
Numericable-SFR S.A.
5.375%, 5/15/22§	EUR	225,000	252,965
7.375%, 5/1/26§		$900,000	886,500
Telefonica Emisiones S.A.U.
5.462%, 2/16/21		275,000	313,598
Verizon Communications, Inc.
2.406%, 9/14/18 (l)		300,000	307,525
3.650%, 9/14/18		900,000	946,984
3.500%, 11/1/24		948,000	1,005,404
3.850%, 11/1/42		221,000	207,107
4.862%, 8/21/46		138,000	150,877
Wind Acquisition Finance S.A.
4.750%, 7/15/20§		200,000	195,120

			6,968,800

Wireless Telecommunication Services (0.1%)
Altice Financing S.A.
6.625%, 2/15/23§		1,000,000	985,000
Rogers Communications, Inc.
4.000%, 6/6/22	CAD	63,000	53,291
SoftBank Corp.
4.500%, 4/15/20§		$1,000,000	1,030,600

			2,068,891

Total Telecommunication Services			9,037,691

Utilities (0.4%)
Electric Utilities (0.2%)
Entergy Arkansas, Inc.
3.750%, 2/15/21		1,530,000	1,658,255
Exelon Corp.
2.850%, 6/15/20		900,000	930,607
5.100%, 6/15/45		170,000	195,210

See Notes to Financial Statements.

1227

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

Southern Co.
2.350%, 7/1/21	$1,000,000	$1,020,912

		3,804,984

Gas Utilities (0.1%)
Sabine Pass Liquefaction LLC
5.875%, 6/30/26 (b)§	800,000	800,000
Talent Yield Investments Ltd.
4.500%, 4/25/22§	445,000	482,836

		1,282,836

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.
7.375%, 7/1/21	160,000	180,800
Constellation Energy Group, Inc.
5.150%, 12/1/20	139,000	154,653
Exelon Generation Co. LLC
4.250%, 6/15/22	176,000	187,791
NRG Energy, Inc.
7.625%, 1/15/18	391,000	419,347
6.250%, 5/1/24 (x)	122,000	116,132
PSEG Power LLC
3.000%, 6/15/21	800,000	811,163

		1,869,886

Multi-Utilities (0.0%)
CMS Energy Corp.
5.050%, 3/15/22	229,000	262,553

Total Utilities		7,220,259

Total Corporate Bonds		174,921,692

Government Securities (88.9%)
Agency ABS (0.1%)
SBA Small Business Investment Cos.
Series 2008-P10B 1 5.944%, 8/10/18	377,316	406,111
United States Small Business Administration
Series 2004-20A 1 4.930%, 1/1/24	61,123	66,218
Series 2004-20C 1 4.340%, 3/1/24	570,719	604,111
Series 2005-20B 1 4.625%, 2/1/25	54,757	59,016
Series 2008-20G 1 5.870%, 7/1/28	724,675	827,164

		1,962,620

Agency CMO (7.7%)
Federal Home Loan Mortgage Corp.
2.558%, 11/1/31 (l)	4,068	4,285
5.500%, 1/1/35	115,554	131,445
5.500%, 7/1/35	74,683	84,971
4.000%, 1/1/45	1,672,491	1,835,951
4.000%, 11/1/45	1,884,368	2,022,310
3.500%, 7/15/46 TBA	4,000,000	4,216,875
Federal National Mortgage Association
5.000%, 2/1/24 (l)	238	255
2.622%, 1/1/28 (l)	33,292	34,619

1.914%, 3/1/33 (l)	$38,481	$39,108
5.500%, 5/1/34	38,661	43,865
2.499%, 1/1/36 (l)	684,939	718,869
4.500%, 7/1/39	503,646	557,139
2.562%, 12/1/40 (l)	12,350	12,889
4.500%, 5/1/41	7,329	8,122
4.500%, 7/1/41	5,852	6,446
4.500%, 9/1/42	275,669	302,622
3.500%, 4/1/45	708,930	751,439
9.000%, 8/1/26	1,339	1,600
3.500%, 6/1/30	31,418	33,377
3.500%, 12/1/30	1,304,083	1,385,385
2.500%, 7/25/31 TBA	2,570,000	2,659,147
5.500%, 4/1/33	100,476	113,855
5.500%, 7/1/33	107,139	121,375
5.500%, 4/1/34	54,083	61,361
5.500%, 11/1/34	159,421	180,833
5.500%, 2/1/35	613,390	696,443
4.500%, 8/1/35	77,069	84,605
5.000%, 10/1/35	48,700	54,508
5.000%, 7/1/36	61,330	68,644
2.335%, 2/1/37 (l)	127,216	132,710
4.500%, 7/1/37	16,772	18,411
4.500%, 8/1/37	20,637	22,654
4.500%, 4/1/38	180,431	198,073
4.500%, 2/1/39	742,250	814,823
4.500%, 3/1/39	773,361	848,975
4.500%, 4/1/39	455,429	499,958
4.500%, 5/1/39	8,461	9,288
4.500%, 6/1/39	69,913	76,749
4.500%, 7/1/39	121,267	133,123
5.000%, 12/1/39	174,036	193,921
4.500%, 1/1/40	67,205	73,776
4.500%, 3/1/41	104,151	114,335
3.500%, 5/1/42	474,346	510,126
4.500%, 11/1/42	103,570	113,697
4.000%, 10/1/44	1,924,970	2,116,490
4.000%, 12/1/44	752,367	827,222
3.500%, 3/1/45	754,883	810,172
3.500%, 4/1/45	1,558,757	1,672,923
3.000%, 5/1/45	170,871	177,493
3.500%, 5/1/45	808,698	867,928
4.000%, 5/1/45	67,433	72,477
3.500%, 6/1/45	2,002,169	2,148,813
3.000%, 8/1/45	1,417,951	1,472,897
4.000%, 8/1/45	759,624	835,675
3.500%, 9/1/45	1,501,276	1,611,701
4.000%, 1/1/46	1,702,846	1,832,089
3.000%, 7/25/46 TBA	13,000,000	13,488,515
3.500%, 7/25/46 TBA	30,775,000	32,465,221
4.000%, 7/25/46 TBA	4,000,000	4,288,750
4.500%, 7/25/46 TBA	11,392,000	12,436,861
4.000%, 8/25/46 TBA	23,000,000	24,640,546
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
4.879%, 5/19/17	2,767,511	2,834,855
Government National Mortgage Association
1.875%, 7/20/27 (l)	2,069	2,124
3.000%, 2/20/45	821,321	859,083
3.000%, 7/15/45	907,496	948,723

See Notes to Financial Statements.

1228

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EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)

1.036%, 8/20/65 (l)		$793,153	$782,221
8.500%, 10/15/17		62	63
8.500%, 11/15/17		208	211
8.000%, 7/15/26		235	264
3.000%, 5/15/43		474,785	496,503
3.000%, 7/15/46 TBA		1,000,000	1,044,062
3.500%, 7/15/46 TBA		3,557,000	3,774,901
4.000%, 7/15/46 TBA		1,000,000	1,069,063

			133,570,808

Foreign Governments (0.3%)
Eksportfinans ASA
2.875%, 11/16/16	CHF	65,000	66,980
5.500%, 6/26/17		$491,000	508,185
Export-Import Bank of Korea
4.000%, 1/29/21		905,000	986,311
Hellenic Railways Organization S.A.
4.028%, 3/17/17 (b)	EUR	200,000	211,372
Republic of Panama
9.375%, 4/1/29		$190,000	288,800
Republic of Slovenia
5.500%, 10/26/22 (m)		2,100,000	2,377,903
State of Qatar
2.375%, 6/2/21 (b)§		225,000	227,250
United Kingdom Gilt
1.750%, 9/7/22	GBP	90,279	128,983
United Mexican States
5.950%, 3/19/19		$106,000	118,508

			4,914,292

Municipal Bonds (1.2%)
City of Chicago Taxable General Obligation Bonds, Series 2008A
5.630%, 1/1/22		700,000	711,060
City of Chicago Taxable General Obligation Bonds, Series 2015B
7.750%, 1/1/42		600,000	609,096
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011B
4.075%, 11/1/20		510,000	564,432
4.325%, 11/1/21		830,000	940,871
4.525%, 11/1/22		1,145,000	1,311,724
Colorado Metro Wastewater Reclamation District, Sewer Improvement Bonds, Revenue Bonds, Series 2009B
4.718%, 4/1/19		445,000	489,220
County of Los Angeles Public Works Financing Authority, Revenue Bonds, Series 2010-B
5.591%, 8/1/20		2,360,000	2,718,201
5.841%, 8/1/21		255,000	309,835
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010C
6.628%, 7/1/40		670,000	749,985
Dallas Area Rapid Transit, Senior Lien, Revenue Bonds, Series 2009B
6.249%, 12/1/34		255,000	287,722
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, Series 2010A-2
5.854%, 1/15/30		670,000	853,868

New York & New Jersey Port Authority, Consolidated Bonds, General Obligation Bonds, Series 2010
5.647%, 11/1/40		$315,000	$420,582
Northern California Power Agency, Lodi Energy Center, Revenue Bonds, Series 2010B
7.311%, 6/1/40		1,770,000	2,356,259
Regents of the University of California Medical Center, Revenue Bonds, Series 2010H
5.235%, 5/15/22		955,000	1,124,532
5.435%, 5/15/23		1,260,000	1,519,799
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30		2,615,000	3,455,173
State of Illinois, Revenue Bonds, Series 2009A
6.184%, 1/1/34		637,000	881,984
State of Texas Transportation Commission, Highway Fund First Tier, Revenue Bonds, Series 2010B
5.028%, 4/1/26		805,000	991,502

			20,295,845

U.S. Government Agencies (29.6%)
Federal Farm Credit Bank
5.125%, 8/25/16		4,915,000	4,949,520
4.875%, 1/17/17		3,859,000	3,949,347
0.750%, 4/18/18		50,000,000	49,998,039
0.875%, 6/13/18		40,000,000	40,079,784
Federal Home Loan Bank
2.000%, 9/9/16		1,355,000	1,358,859
0.418%, 11/18/16 (l)		4,160,000	4,160,748
4.750%, 12/16/16		2,158,000	2,199,342
4.875%, 5/17/17		1,790,000	1,857,900
0.875%, 5/24/17		26,925,000	27,027,619
5.250%, 6/5/17		1,773,000	1,847,520
1.000%, 6/9/17		1,815,000	1,822,759
1.000%, 6/21/17		11,785,000	11,835,370
2.250%, 9/8/17		245,000	249,240
0.625%, 10/26/17		22,560,000	22,559,066
5.000%, 11/17/17		23,045,000	24,391,598
1.125%, 4/25/18		9,405,000	9,479,838
4.750%, 6/8/18		150,000	161,494
1.875%, 3/8/19		3,440,000	3,533,327
5.375%, 5/15/19		215,000	242,395
1.625%, 6/14/19		525,000	536,866
4.125%, 12/13/19		50,000	55,226
4.125%, 3/13/20		1,819,000	2,025,505
4.625%, 9/11/20		1,025,000	1,171,681
3.625%, 3/12/21		50,000	55,506
5.625%, 6/11/21		150,000	181,488
Federal Home Loan Mortgage Corp.
5.500%, 7/18/16		2,936,000	2,943,296
2.000%, 8/25/16		2,960,000	2,966,739
5.125%, 10/18/16		3,025,000	3,066,108
5.000%, 2/16/17		2,112,000	2,170,415
1.000%, 3/8/17		8,236,000	8,262,004

See Notes to Financial Statements.

1229

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

5.000%, 4/18/17	$1,785,000	$1,848,039
1.250%, 5/12/17	2,430,000	2,439,986
1.000%, 6/29/17	1,810,000	1,817,081
1.000%, 7/25/17	350,000	351,542
1.000%, 7/28/17	2,980,000	2,992,043
5.500%, 8/23/17	1,730,000	1,827,261
5.125%, 11/17/17	2,315,000	2,456,391
0.750%, 1/12/18	393,000	393,416
0.875%, 3/7/18	5,136,000	5,150,132
4.875%, 6/13/18	3,664,000	3,955,509
3.750%, 3/27/19	2,777,000	2,997,256
1.750%, 5/30/19	2,592,000	2,663,432
2.000%, 7/30/19	64,000	66,119
1.250%, 8/1/19	5,480,000	5,553,693
1.250%, 10/2/19	9,647,000	9,757,095
1.375%, 5/1/20	30,198,000	30,663,384
2.375%, 1/13/22	19,204,000	20,345,211
Federal National Mortgage Association
0.625%, 8/26/16	435,000	435,080
5.250%, 9/15/16	1,005,000	1,014,749
1.250%, 9/28/16	2,535,000	2,539,351
1.375%, 11/15/16	4,691,000	4,706,567
4.875%, 12/15/16	3,743,000	3,816,937
1.250%, 1/30/17	2,925,000	2,937,898
5.000%, 2/13/17	2,220,000	2,280,727
1.125%, 4/27/17	2,440,000	2,450,358
5.000%, 5/11/17	2,570,000	2,665,114
(Zero Coupon), 6/1/17	100,000	99,374
5.375%, 6/12/17	4,086,000	4,269,742
0.875%, 8/28/17	4,826,000	4,832,956
0.875%, 10/26/17	14,146,000	14,191,799
0.900%, 11/7/17	318,000	318,149
0.875%, 12/20/17	11,312,000	11,357,896
1.000%, 12/28/17	159,000	159,111
0.875%, 2/8/18	8,806,000	8,835,539
1.000%, 4/30/18	392,000	392,108
1.750%, 1/30/19	277,000	283,415
1.750%, 6/20/19	38,413,000	39,424,887
1.750%, 9/12/19	25,075,000	25,782,792
(Zero Coupon), 10/9/19	975,000	936,592
1.500%, 10/9/19	318,000	318,000
1.625%, 1/21/20	8,660,000	8,873,103
1.500%, 11/30/20	10,455,000	10,630,005
1.375%, 2/26/21	22,630,000	22,889,349
Financing Corp.
10.700%, 10/6/17	380,000	428,288
9.400%, 2/8/18	70,000	79,724
9.650%, 11/2/18	140,000	168,634
8.600%, 9/26/19	30,000	37,321
Residual Funding Corp.
(Zero Coupon), 7/15/20 STRIPS	4,157,000	3,970,208
Tennessee Valley Authority
5.500%, 7/18/17	930,000	977,996
3.875%, 2/15/21	818,000	915,988
1.875%, 8/15/22	850,000	871,218

		514,307,164

U.S. Treasuries (50.0%)
U.S. Treasury Bonds
9.125%, 5/15/18	$200,000	$231,952
9.000%, 11/15/18	200,000	239,600
8.875%, 2/15/19	700,000	850,104
8.125%, 8/15/19	200,000	245,553
8.500%, 2/15/20	3,002,000	3,826,465
8.750%, 5/15/20	200,000	259,883
7.875%, 2/15/21	798,000	1,046,580
8.125%, 5/15/21	355,000	475,412
8.000%, 11/15/21	265,000	360,788
2.375%, 1/15/25 TIPS	507,724	605,739
2.000%, 1/15/26 TIPS	3,479,136	4,091,558
2.375%, 1/15/27 TIPS	2,643,366	3,240,499
1.750%, 1/15/28 TIPS	9,430,611	11,015,004
2.500%, 1/15/29 TIPS	4,809,750	6,090,588
3.875%, 4/15/29 TIPS	1,332,146	1,916,867
4.250%, 5/15/39	400,000	558,406
4.375%, 11/15/39	500,000	709,893
4.625%, 2/15/40	4,193,300	6,157,681
4.375%, 5/15/40	500,000	710,811
3.000%, 5/15/42	1,010,500	1,165,825
2.750%, 8/15/42	1,300,000	1,430,660
2.750%, 11/15/42	2,800,000	3,076,664
2.875%, 5/15/43	200,000	224,605
3.625%, 8/15/43	627,300	808,347
3.750%, 11/15/43	180,000	237,199
1.375%, 2/15/44 TIPS	102,661	118,529
3.625%, 2/15/44	1,055,000	1,358,518
3.125%, 8/15/44	7,559,100	8,887,257
3.000%, 11/15/44	483,700	555,528
0.750%, 2/15/45 TIPS	3,048,150	3,058,491
2.500%, 2/15/45	3,963,300	4,121,522
3.000%, 5/15/45	1,638,000	1,881,045
2.875%, 8/15/45	5,775,000	6,473,978
1.000%, 2/15/46 TIPS	706,846	761,687
2.500%, 2/15/46 (z)	2,450,000	2,548,574
2.500%, 5/15/46	100,000	104,098
U.S. Treasury Notes
0.500%, 4/30/17	420,000	420,016
2.625%, 4/30/18	1,690,000	1,752,550
3.875%, 5/15/18	350,000	371,747
2.375%, 5/31/18	2,176,000	2,249,769
1.375%, 6/30/18	5,308,000	5,389,175
2.375%, 6/30/18	1,750,000	1,811,626
2.250%, 7/31/18	3,546,000	3,666,509
4.000%, 8/15/18	2,644,000	2,836,413
1.375%, 9/30/18	5,138,000	5,223,499
3.750%, 11/15/18	4,743,000	5,091,083
1.375%, 11/30/18	1,750,000	1,780,454
1.375%, 12/31/18	4,657,000	4,739,543
1.250%, 1/31/19	3,761,000	3,816,681
2.750%, 2/15/19	5,418,000	5,711,122
1.375%, 2/28/19	1,000,000	1,018,232
1.500%, 3/31/19	4,628,000	4,732,401
0.125%, 4/15/19 TIPS	3,513,571	3,587,241
1.250%, 4/30/19	34,654,000	35,198,175
3.125%, 5/15/19	1,500,000	1,603,506
1.500%, 5/31/19	33,549,000	34,308,767

See Notes to Financial Statements.

1230

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

1.000%, 6/30/19	$2,667,000	$2,689,789
1.625%, 6/30/19	771,900	792,645
0.875%, 7/31/19	1,700,000	1,707,139
3.625%, 8/15/19	10,879,000	11,849,611
1.000%, 8/31/19	1,736,000	1,749,495
1.000%, 9/30/19	2,677,000	2,697,235
1.750%, 9/30/19	1,294,100	1,334,629
1.250%, 10/31/19	7,972,000	8,098,508
3.375%, 11/15/19	6,019,000	6,540,843
1.000%, 11/30/19	8,097,600	8,150,503
1.500%, 11/30/19	1,095,700	1,121,199
1.125%, 12/31/19	2,677,000	2,706,071
1.625%, 12/31/19	730,000	750,253
1.375%, 1/31/20	2,627,000	2,677,718
1.250%, 2/29/20	2,657,000	2,696,829
1.125%, 3/31/20	1,746,000	1,763,886
1.375%, 3/31/20	14,795,000	15,075,007
0.125%, 4/15/20 TIPS#	2,860,732	2,925,934
1.125%, 4/30/20	946,000	955,266
3.500%, 5/15/20	9,360,000	10,288,414
1.500%, 5/31/20	5,311,000	5,434,699
1.625%, 7/31/20	22,615,000	23,257,230
2.625%, 8/15/20	18,507,000	19,785,321
1.375%, 8/31/20	28,695,000	29,224,345
1.375%, 9/30/20	4,285,000	4,363,000
1.375%, 10/31/20	3,305,000	3,364,968
2.625%, 11/15/20	21,358,000	22,883,722
3.625%, 2/15/21	20,115,000	22,511,710
2.000%, 2/28/21 (z)	8,700,000	9,101,610
1.250%, 3/31/21	23,975,000	24,256,191
2.250%, 3/31/21 (z)	9,300,000	9,841,198
0.125%, 4/15/21 TIPS	1,211,412	1,241,554
3.125%, 5/15/21	8,723,000	9,597,004
2.125%, 8/15/21	30,476,000	32,114,085
2.125%, 9/30/21 (z)	12,000,000	12,646,289
2.000%, 11/15/21	3,135,000	3,286,392
2.000%, 2/15/22	5,086,000	5,328,082
1.750%, 5/15/22	21,883,000	22,614,498
0.125%, 7/15/22 TIPS	1,248,516	1,275,780
1.625%, 8/15/22	47,974,800	49,199,467
1.750%, 9/30/22	2,200,000	2,269,932
1.625%, 11/15/22	11,372,800	11,641,793
2.000%, 2/15/23	6,260,000	6,557,656
1.750%, 5/15/23	12,875,600	13,282,112
2.500%, 8/15/23	16,810,000	18,212,912
2.750%, 11/15/23	10,350,000	11,410,470
2.750%, 2/15/24	21,731,000	23,991,322
2.500%, 5/15/24	47,996,000	52,137,532
0.125%, 7/15/24 TIPS	20,102,418	20,301,699
2.375%, 8/15/24	12,515,000	13,472,202
2.250%, 11/15/24	21,930,000	23,393,784
0.250%, 1/15/25 TIPS	1,719,292	1,744,799
2.000%, 2/15/25	21,155,000	22,131,559
2.125%, 5/15/25	21,903,000	23,135,044
0.375%, 7/15/25 TIPS	3,780,461	3,890,202
2.000%, 8/15/25	1,158,900	1,211,447
2.250%, 11/15/25	14,985,000	15,987,122

		867,424,125

Total Government Securities		1,542,474,854

Total Long-Term Debt Securities (105.7%) (Cost $1,787,252,804)		1,834,934,963

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Staples (0.0%)
Beverages (0.0%)
Crimson Wine Group Ltd.*	2	$17

Total Consumer Staples		17

Financials (0.0%)
Diversified Financial Services (0.0%)
Leucadia National Corp.	29	503

Total Financials		503

Total Common Stocks (0.0%) (Cost $—)		520

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Certificate of Deposit (0.1%)
Wells Fargo Bank N.A. 0.80%, 10/5/16 (l)(p)	$1,737,000	1,737,438

Government Securities (0.1%)
Federal Home Loan Bank 0.28%, 8/10/16 (o)(p)	800,000	799,746

	Number of Shares	Value (Note 1)
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	15,028,111	15,028,111

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.1%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $200,003, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $204,000. (xx)	$200,000	200,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $100,001, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $102,000. (xx)	100,000	100,000

See Notes to Financial Statements.

1231

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $1,156,043, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $1,179,151. (xx)	$1,156,030	$1,156,030
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $350,005, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $357,005. (xx)	350,000	350,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $400,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $408,000. (xx)	400,000	400,000

Total Repurchase Agreements		2,206,030

Total Short-Term Investments (1.2%) (Cost $19,770,865)		19,771,325

Total Investments Before Options Written (106.9%) (Cost $1,807,023,669)		1,854,706,808

	Number of Contracts	Value (Note 1)
OPTION WRITTEN:
Put Option Written (0.0%)
10 Year U.S. Treasury Notes
July 2016 @ $132.00*	(54)	(14,344)

Total Options Written (0.0%) (Premiums Received $15,954)		(14,344)

Total Investments after Options Written (106.9%) (Cost $1,807,007,715)		1,854,692,464
Other Assets Less Liabilities (-6.9%)		(119,264,105)

Net Assets (100%)		$1,735,428,359

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2016, the market value of these securities amounted to $96,945,249 or 5.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $781,495.
(b)	Illiquid Security. At June 30, 2016, the market value of these securities amounted to $17,645,086 or 1.0% of net assets.
(e)	Step Bond – Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2016. Maturity date disclosed is the ultimate maturity date.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2016.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2016, the market value of these securities amounted to $12,248,037 or 0.7% of net assets.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2016.
(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $2,159,195. This was secured by collateral of $2,206,030 which was received as cash and subsequently invested in short-term investments currently valued at $2,206,030, as reported in the Portfolio of Investments.
(y)	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2016.
(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:

ABS	—	Asset-Backed Security
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CMO	—	Collateralized Mortgage Obligation
DKK	—	Denmark Krone
EUR	—	European Currency Unit
GBP	—	British Pound
PIK	—	Payment-in Kind Security
STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	—	To Be Announced; Security is subject to delayed delivery
TIPS	—	Treasury Inflation Protected Security

See Notes to Financial Statements.

1232

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EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Notes	3	September-16	$653,395	$657,984	$4,589
5 Year U.S. Treasury Notes	357	September-16	43,144,219	43,612,570	468,351
Euro-Bund	73	September-16	11,420,048	11,553,086	133,038

					$605,978

Sales
10 Year U.S. Treasury Notes	236	September-16	$31,126,558	$31,384,313	$(257,755)
90 Day Eurodollar	88	March-17	21,627,314	21,847,100	(219,786)
90 Day Eurodollar	70	June-17	17,191,829	17,372,250	(180,421)
90 Day Eurodollar	102	September-17	25,080,393	25,303,650	(223,257)
90 Day Eurodollar	183	December-17	45,050,721	45,372,563	(321,842)
90 Day Eurodollar	156	March-18	38,221,242	38,662,650	(441,408)
90 Day Eurodollar	61	June-18	15,021,295	15,111,225	(89,930)
90 Day Eurodollar	66	September-18	16,271,401	16,341,600	(70,199)
90 Day Eurodollar	125	December-18	30,772,242	30,931,250	(159,008)
90 Day Sterling	49	September-17	8,079,604	8,127,814	(48,210)
90 Day Sterling	637	March-18	104,803,684	105,640,376	(836,692)
90 Day Sterling	100	June-18	16,525,502	16,580,720	(55,218)
U.S. Long Bond	27	September-16	4,508,932	4,653,281	(144,349)
U.S. Ultra Bond	5	September-16	875,382	931,875	(56,493)

					$(3,104,568)

					$(2,498,590)

At June 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 8/12/16	Bank of America	635	$472,901	$468,043	$4,858
Australian Dollar vs. U.S. Dollar, expiring 8/12/16	JPMorgan Chase Bank	2,963	2,206,619	2,203,522	3,097
Australian Dollar vs. U.S. Dollar, expiring 8/12/16	JPMorgan Chase Bank	2,424	1,805,212	1,797,838	7,374
Australian Dollar vs. U.S. Dollar, expiring 8/12/16	JPMorgan Chase Bank	1,787	1,330,822	1,330,324	498
British Pound vs. U.S. Dollar, expiring 7/5/16	Bank of America	1,390	1,850,437	2,006,751	(156,314)
British Pound vs. U.S. Dollar, expiring 7/5/16	Bank of America	3,342	4,449,037	4,446,531	2,506
British Pound vs. U.S. Dollar, expiring 7/5/16	JPMorgan Chase Bank	305	406,031	445,428	(39,397)
British Pound vs. U.S. Dollar, expiring 7/5/16	JPMorgan Chase Bank	815	1,084,969	1,175,282	(90,313)
British Pound vs. U.S. Dollar, expiring 8/2/16	JPMorgan Chase Bank	989	1,316,934	1,325,643	(8,709)
European Union Euro vs. U.S. Dollar, expiring 7/20/16	JPMorgan Chase Bank	385	427,627	429,717	(2,090)
European Union Euro vs. U.S. Dollar, expiring 8/12/16	Bank of America	394	437,862	439,767	(1,905)
European Union Euro vs. U.S. Dollar, expiring 8/12/16	Bank of America	240	266,718	270,780	(4,062)
European Union Euro vs. U.S. Dollar, expiring 8/12/16	Deutsche Bank AG	3,903	4,337,501	4,332,392	5,109
European Union Euro vs. U.S. Dollar, expiring 8/12/16	JPMorgan Chase Bank	382	424,526	429,699	(5,173)

See Notes to Financial Statements.

1233

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 8/12/16	JPMorgan Chase Bank	1,968	$2,187,088	$2,197,439	$(10,351)
European Union Euro vs. U.S. Dollar, expiring 8/12/16	JPMorgan Chase Bank	1,472	1,635,871	1,666,224	(30,353)
European Union Euro vs. U.S. Dollar, expiring 8/12/16	JPMorgan Chase Bank	932	1,035,755	1,053,213	(17,458)
Japanese Yen vs. U.S. Dollar, expiring 8/12/16	Bank of America	142,600	1,382,580	1,368,400	14,180
Japanese Yen vs. U.S. Dollar, expiring 8/12/16	Bank of America	278,600	2,701,168	2,677,417	23,751
Japanese Yen vs. U.S. Dollar, expiring 8/12/16	Bank of America	282,900	2,742,859	2,712,896	29,963
Japanese Yen vs. U.S. Dollar, expiring 8/12/16	Bank of America	322,100	3,122,923	3,092,337	30,586
Japanese Yen vs. U.S. Dollar, expiring 8/12/16	JPMorgan Chase Bank	160,100	1,552,251	1,466,992	85,259
Japanese Yen vs. U.S. Dollar, expiring 8/12/16	JPMorgan Chase Bank	257,100	2,492,715	2,351,029	141,686
Japanese Yen vs. U.S. Dollar, expiring 8/12/16	JPMorgan Chase Bank	58,900	571,065	542,541	28,524
Malaysian Ringgit vs. U.S. Dollar, expiring 8/10/16	JPMorgan Chase Bank	1,321	326,767	320,000	6,767

					$18,033

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 8/12/16	Bank of America	165	$120,729	$122,880	$(2,151)
Australian Dollar vs. U.S. Dollar, expiring 8/12/16	Bank of America	850	631,141	633,016	(1,875)
Australian Dollar vs. U.S. Dollar, expiring 8/12/16	Bank of America	2,268	1,683,246	1,689,035	(5,789)
Australian Dollar vs. U.S. Dollar, expiring 8/12/16	JPMorgan Chase Bank	2,132	1,543,176	1,587,753	(44,577)
British Pound vs. U.S. Dollar, expiring 7/5/16	Bank of America	2,727	3,998,557	3,630,319	368,238
British Pound vs. U.S. Dollar, expiring 7/5/16	Bank of America	1,260	1,795,069	1,677,375	117,694
British Pound vs. U.S. Dollar, expiring 7/5/16	JPMorgan Chase Bank	1,205	1,761,636	1,604,156	157,480
British Pound vs. U.S. Dollar, expiring 7/5/16	JPMorgan Chase Bank	660	876,093	878,625	(2,532)
British Pound vs. U.S. Dollar, expiring 8/2/16	Bank of America	3,342	4,447,701	4,450,148	(2,447)
Canadian Dollar vs. U.S. Dollar, expiring 9/8/16	JPMorgan Chase Bank	93	72,111	71,867	244
Danish Krone vs. U.S. Dollar, expiring 4/3/17	Bank of America	54,708	8,608,925	8,256,207	352,718
European Union Euro vs. U.S. Dollar, expiring 7/20/16	Credit Suisse	651	746,348	723,153	23,195
European Union Euro vs. U.S. Dollar, expiring 8/12/16	Bank of America	131	144,793	145,584	(791)
European Union Euro vs. U.S. Dollar, expiring 8/12/16	Bank of America	77	86,586	85,572	1,014
European Union Euro vs. U.S. Dollar, expiring 8/12/16	JPMorgan Chase Bank	1,349	1,509,009	1,499,177	9,832
European Union Euro vs. U.S. Dollar, expiring 8/12/16	JPMorgan Chase Bank	9,329	10,655,724	10,367,551	288,173
Japanese Yen vs. U.S. Dollar, expiring 8/12/16	Bank of America	149,200	1,367,307	1,446,570	(79,263)
Japanese Yen vs. U.S. Dollar, expiring 8/12/16	JPMorgan Chase Bank	1,192,800	10,955,969	11,564,803	(608,834)
Japanese Yen vs. U.S. Dollar, expiring 8/12/16	JPMorgan Chase Bank	158,500	1,439,980	1,536,738	(96,758)
Korean Won vs. U.S. Dollar, expiring 8/18/16	JPMorgan Chase Bank	4,384,898	3,743,297	3,804,982	(61,685)
Korean Won vs. U.S. Dollar, expiring 8/18/16	JPMorgan Chase Bank	1,298,528	1,088,000	1,126,794	(38,794)
Korean Won vs. U.S. Dollar, expiring 8/18/16	JPMorgan Chase Bank	1,066,174	916,232	925,169	(8,937)
Korean Won vs. U.S. Dollar, expiring 8/18/16	JPMorgan Chase Bank	630,273	536,790	546,917	(10,127)

See Notes to Financial Statements.

1234

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Malaysian Ringgit vs. U.S. Dollar, expiring 8/10/16	Deutsche Bank AG	6,192	$1,496,000	$1,532,076	$(36,076)
Singapore Dollar vs. U.S. Dollar, expiring 8/18/16	Bank of America	4,531	3,325,382	3,362,089	(36,707)
Singapore Dollar vs. U.S. Dollar, expiring 8/18/16	JPMorgan Chase Bank	600	434,280	445,212	(10,932)
Singapore Dollar vs. U.S. Dollar, expiring 8/18/16	JPMorgan Chase Bank	713	517,000	529,386	(12,386)
Taiwan Dollar vs. U.S. Dollar, expiring 8/18/16	Bank of America	5,498	169,749	170,614	(865)
Taiwan Dollar vs. U.S. Dollar, expiring 8/18/16	JPMorgan Chase Bank	19,992	618,383	620,384	(2,001)

					$255,061

					$273,094

Options Written:

Options written for the six months ended June 30, 2016 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding – January 1, 2016	—	$—
Options Written	1,189	418,617
Options Terminated in Closing Purchase Transactions	(654)	(235,323)
Options Expired	(481)	(167,340)
Options Exercised	—	—

Options Outstanding – June 30, 2016	54	$15,954

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)(b)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$40,088,131	$—	$40,088,131
Non-Agency CMO	—	77,450,286	—	77,450,286
Common Stocks
Consumer Staples	—	17	—	17
Financials	503	—	—	503

See Notes to Financial Statements.

1235

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EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)(b)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Corporate Bonds
Consumer Discretionary	$—	$12,596,088	$—	$12,596,088
Consumer Staples	—	7,984,919	—	7,984,919
Energy	—	14,444,016	—	14,444,016
Financials	—	100,006,695	—	100,006,695
Health Care	—	6,769,202	—	6,769,202
Industrials	—	5,305,114	—	5,305,114
Information Technology	—	8,273,492	—	8,273,492
Materials	—	3,284,216	—	3,284,216
Telecommunication Services	—	9,037,691	—	9,037,691
Utilities	—	7,220,259	—	7,220,259
Forward Currency Contracts	—	1,702,746	—	1,702,746
Futures	605,978	—	—	605,978
Government Securities
Agency ABS	—	1,962,620	—	1,962,620
Agency CMO	—	133,570,808	—	133,570,808
Foreign Governments	—	4,914,292	—	4,914,292
Municipal Bonds	—	20,295,845	—	20,295,845
U.S. Government Agencies	—	514,307,164	—	514,307,164
U.S. Treasuries	—	867,424,125	—	867,424,125
Short-Term Investments
Certificate of Deposits	—	1,737,438	—	1,737,438
Government Securities	—	799,746	—	799,746
Investment Companies	15,028,111	—	—	15,028,111
Repurchase Agreements	—	2,206,030	—	2,206,030

Total Assets	$15,634,592	$1,841,380,940	$—	$1,857,015,532

Liabilities:
Forward Currency Contracts	$—	$(1,429,652)	$—	$(1,429,652)
Futures	(3,104,568)	—	—	(3,104,568)
Options Written
Put Options Written	(14,344)	—	—	(14,344)

Total Liabilities	$(3,118,912)	$(1,429,652)	$—	$(4,548,564)

Total	$12,515,680	$1,839,951,288	$—	$1,852,466,968

(a)	A security with a market value of $17 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.
(b)	Securities with a market value of $669,331 transferred from Level 3 to Level 2 at the end of the period due to active trading.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$605,978	*
Foreign exchange contracts	Receivables	1,702,746

Total		$2,308,724

See Notes to Financial Statements.

1236

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(3,118,912)*
Foreign exchange contracts	Payables	(1,429,652)

Total		$(4,548,564)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$364,264	$(3,433,027)	$—	$(3,068,763)
Foreign exchange contracts	—	—	(1,906,001)	(1,906,001)

Total	$364,264	$(3,433,027)	$(1,906,001)	$(4,974,764)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$1,610	$(1,778,388)	$—	$(1,776,778)
Foreign exchange contracts	—	—	465,410	465,410

Total	$1,610	$(1,778,388)	$465,410	$(1,311,368)

^ The Portfolio held futures, forward foreign currency and option contracts as a substitute for investing in conventional securities, hedging and an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $124,638,000 during the six months ended June 30, 2016, option contracts with an average notional balance of approximately $34,000 for six months during the six months ended June 30, 2016 and futures contracts with an average notional balance of approximately $441,915,000 during the six months ended June 30, 2016.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
Barclays Capital, Inc.	0.50%	6/6/2016	7/7/2016	$(2,178,688)	$(2,175,069)
Barclays Capital, Inc.	1.00	6/27/2016	7/5/2016	(209,563)	(209,527)
Barclays Capital, Inc.	1.00	6/27/2016	7/5/2016	(12,671,250)	(12,668,849)
Barclays Capital, Inc.	1.25	6/29/2016	7/7/2016	(1,798,812)	(1,798,520)

					$(16,851,965)

(1)	The average amount of borrowings while outstanding for 162 days during the year ended June 30, 2016 was approximately $10,449,000 at a weighted average interest rate of 0.51%.
(2)	Payable for sale-buyback transactions includes $(6,348) of deferred price drop on sale-buyback transactions.

See Notes to Financial Statements.

1237

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary by counterparty of Borrowings and Other Financial Transactions and collateral (received)/pledged as of June 30, 2016:

Counterparty	Payable for Sale-Buyback Transactions	Collateral (Received)/ Pledged	Net Exposure (3)
Barclays Capital, Inc.	$(16,851,965)	$16,942,966	$91,001

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

	June 30, 2016
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$2,175,069	$—	$—	$2,175,069
U.S. Treasury Notes	—	14,676,896	—	—	14,676,896
Foreign Governments	—	—	—	—	—

Total Borrowings	$—	$16,851,965	$—	$—	$16,851,965

Gross amount of recognized liabilities for sale-buybacks					$16,851,965

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2016:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$945,508	$(292,169)	$—	$653,339
Credit Suisse	23,195	—	—	23,195
Deutsche Bank AG	5,109	(5,109)	—	—
JPMorgan Chase Bank	728,934	(728,934)	—	—

Total	$1,702,746	$(1,026,212)	$—	$676,534

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$292,169	$(292,169)	$—	$—
Deutsche Bank AG	36,076	(5,109)	—	30,967
JPMorgan Chase Bank	1,101,407	(728,934)	—	372,473

Total	$1,429,652	$(1,026,212)	$—	$403,440

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$200,000	$—	$200,000	$(200,000)	$—
Deutsche Bank AG	100,000	—	100,000	(100,000)	—
Merrill Lynch PFS, Inc.	1,156,030	—	1,156,030	(1,156,030)	—
Natixis	350,000	—	350,000	(350,000)	—
Nomura Securities Co., Ltd.	400,000	—	400,000	(400,000)	—

Total	$2,206,030	$—	$2,206,030	$(2,206,030)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$881,015,663
Long-term U.S. Treasury securities	108,345,575

$989,361,238

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$830,494,185
Long-term U.S. Treasury securities	143,511,214

$974,005,399

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$54,475,413
Aggregate gross unrealized depreciation	(9,186,065)

Net unrealized appreciation	$45,289,348

Federal income tax cost of investments	$1,809,417,460

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $1,804,817,639)	$1,852,500,778
Repurchase Agreements (Cost $2,206,030)	2,206,030
Foreign cash (Cost $697,234)	714,638
Cash held as collateral at broker	730,990
Receivable for forward commitments	24,636,797
Dividends, interest and other receivables	8,630,087
Receivable for securities sold	8,279,677
Unrealized appreciation on forward foreign currency contracts	1,702,746
Due from broker for futures variation margin	121,773
Due from Custodian	245,019
Receivable from Separate Accounts for Trust shares sold	48,109
Security lending income receivable	1,592
Other assets	20,464

Total assets	1,899,838,700

LIABILITIES
Overdraft payable	265,899
Payable for forward commitments	123,923,129
Payable for securities purchased	16,853,631
Payable for sale-buyback financing transactions	16,851,965
Payable on return of securities loaned	2,206,030
Unrealized depreciation on forward foreign currency contracts	1,429,652
Payable to Separate Accounts for Trust shares redeemed	711,359
Payable for return of cash collateral on forward contracts	690,000
Investment management fees payable	579,777
Payable for return of cash collateral on forward commitments	258,000
Distribution fees payable – Class IB	252,996
Administrative fees payable	178,236
Distribution fees payable – Class IA	31,161
Options written, at value (Premiums received $15,954)	14,344
Trustees’ fees payable	5,570
Accrued expenses	158,592

Total liabilities	164,410,341

NET ASSETS	$1,735,428,359

Net assets were comprised of:
Paid in capital	$1,824,877,188
Accumulated undistributed net investment income (loss)	9,859,662
Accumulated undistributed net realized gain (loss) on investments, options written, futures and foreign currency transactions	(144,778,190)
Net unrealized appreciation (depreciation) on investments, options written, futures and foreign currency translations	45,469,699

Net assets	$1,735,428,359

Class IA
Net asset value, offering and redemption price per share, $152,307,740 / 17,363,827 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.77

Class IB
Net asset value, offering and redemption price per share, $1,235,929,384 / 141,452,422 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.74

Class K
Net asset value, offering and redemption price per share, $347,191,235 / 39,547,855 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.78

(x)	Includes value of securities on loan of $2,159,195.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Interest (net of $275 foreign withholding tax)	$15,956,440
Dividends	71,097
Securities lending (net)	1,878

Total income	16,029,415

EXPENSES
Investment management fees	3,445,846
Distribution fees – Class IB	1,552,673
Administrative fees	1,082,534
Distribution fees – Class IA	190,460
Custodian fees	63,052
Printing and mailing expenses	59,689
Professional fees	41,829
Interest expense	22,901
Trustees’ fees	21,167
Miscellaneous	33,081

Total expenses	6,513,232

NET INVESTMENT INCOME (LOSS)	9,516,183

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	4,921,417
Futures	(3,433,027)
Foreign currency transactions	(948,226)
Options written	364,333

Net realized gain (loss)	904,497

Change in unrealized appreciation (depreciation) on:
Investments	53,099,391
Futures	(1,778,388)
Foreign currency translations	384,195
Options written	1,610

Net change in unrealized appreciation (depreciation)	51,706,808

NET REALIZED AND UNREALIZED GAIN (LOSS)	52,611,305

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$62,127,488

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,516,183	$16,024,586
Net realized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	904,497	7,981,267
Net change in unrealized appreciation (depreciation) on investments, securities sold short, options written, futures and foreign currency translations	51,706,808	(19,197,267)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	62,127,488	4,808,586

DIVIDENDS:
Dividends from net investment income
Class IA	—	(1,698,471)
Class IB	—	(14,144,063)
Class K	—	(4,096,143)

TOTAL DIVIDENDS:	—	(19,938,677)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 420,161 and 886,932 shares, respectively ]	3,617,983	7,622,425
Capital shares issued in reinvestment of dividends [ 0 and 199,840 shares, respectively ]	—	1,698,471
Capital shares repurchased [ (1,115,360) and (2,494,333) shares, respectively ]	(9,626,738)	(21,444,658)

Total Class IA transactions	(6,008,755)	(12,123,762)

Class IB
Capital shares sold [ 4,908,670 and 9,283,329 shares, respectively ]	42,151,343	79,633,609
Capital shares issued in reinvestment of dividends [ 0 and 1,670,637 shares, respectively ]	—	14,144,063
Capital shares repurchased [ (14,056,545) and (28,365,274) shares, respectively ]	(120,690,368)	(243,014,741)

Total Class IB transactions	(78,539,025)	(149,237,069)

Class K
Capital shares sold [ 5,097,479 and 17,557,055 shares, respectively ]	43,813,584	151,089,811
Capital shares issued in reinvestment of dividends [ 0 and 482,318 shares, respectively ]	—	4,096,143
Capital shares repurchased [ (1,840,179) and (771,163) shares, respectively ]	(15,891,467)	(6,634,332)

Total Class K transactions	27,922,117	148,551,622

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(56,625,663)	(12,809,209)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,501,825	(27,939,300)
NET ASSETS:
Beginning of period	1,729,926,534	1,757,865,834

End of period (a)	$1,735,428,359	$1,729,926,534

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$9,859,662	$343,479

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IA		2015	2014	2013	2012		2011
Net asset value, beginning of period	$8.47	$8.54	$8.38	$8.61	$8.44		$8.55

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.07	0.07	0.05	0.04	(x)	0.21	(x)
Net realized and unrealized gain (loss) on investments, options written, futures and foreign currency transactions	0.25	(0.05)	0.18	(0.25)	0.18		(0.09)

Total from investment operations	0.30	0.02	0.25	(0.20)	0.22		0.12

Less distributions:
Dividends from net investment income	—	(0.09)	(0.09)	(0.03)	(0.05)		(0.23)

Net asset value, end of period	$8.77	$8.47	$8.54	$8.38	$8.61		$8.44

Total return (b)	3.54%	0.28%	2.95%	(2.31)%	2.66%		1.42%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$152,308	$152,879	$166,246	$177,633	$204,780		$171,714
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%	0.81%	0.85%	0.85%	0.63	%(j)	0.19	%(k)
Before waivers (a)(f)	0.80%	0.81%	0.85%	0.85%	0.84%		0.59%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.06%	0.87%	0.84%	0.62%	0.48	%(x)	2.44	%(x)
Before waivers (a)(f)	1.06%	0.87%	0.84%	0.62%	0.28	%(x)	2.03	%(x)
Portfolio turnover rate (z)^	55%	120%	136%	125%	106%		63%

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IB		2015	2014	2013	2012		2011
Net asset value, beginning of period	$8.43	$8.51	$8.35	$8.58	$8.41		$8.52

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.07	0.07	0.06	0.04	(x)	0.19	(x)
Net realized and unrealized gain (loss) on investments, options written, futures and foreign currency transactions	0.26	(0.06)	0.18	(0.26)	0.18		(0.09)

Total from investment operations	0.31	0.01	0.25	(0.20)	0.22		0.10

Less distributions:
Dividends from net investment income	—	(0.09)	(0.09)	(0.03)	(0.05)		(0.21)

Net asset value, end of period	$8.74	$8.43	$8.51	$8.35	$8.58		$8.41

Total return (b)	3.68%	0.16%	2.96%	(2.32)%	2.66%		1.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,235,929	$1,269,949	$1,429,243	$1,609,561	$607,734		$631,680
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%	0.81%	0.85%	0.85%	0.63	%(j)	0.44	%(k)
Before waivers (a)(f)	0.80%	0.81%	0.85%	0.85%	0.84%		0.84%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.06%	0.87%	0.84%	0.67%	0.48	%(x)	2.18	%(x)
Before waivers (a)(f)	1.06%	0.87%	0.84%	0.67%	0.27	%(x)	1.77	%(x)
Portfolio turnover rate (z)^	55%	120%	136%	125%	106%		63%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	April 21, 2014* to December 31, 2014
Net asset value, beginning of period	$8.46	$8.54	$8.47

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.10	0.07
Net realized and unrealized gain (loss) on investments, options written, futures and foreign currency transactions	0.26	(0.06)	0.11

Total from investment operations	0.32	0.04	0.18

Less distributions:
Dividends from net investment income	—	(0.12)	(0.11)

Net asset value, end of period	$8.78	$8.46	$8.54

Total return (b)	3.78%	0.42%	2.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$347,191	$307,098	$162,377
Ratio of expenses to average net assets:
After waivers (a)(f)	0.55%	0.55%	0.56%
Before waivers (a)(f)	0.55%	0.55%	0.56%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.31%	1.15%	1.09	%(l)
Before waivers (a)(f)	1.31%	1.15%	1.09	%(l)
Portfolio turnover rate (z)^	55%	120%	136%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.60% for Class IA and 0.85% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.57% for Class IA and 0.78% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1243

EQ/SMALL COMPANY INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Financials	25.6%
Information Technology	17.0
Industrials	13.7
Health Care	13.5
Consumer Discretionary	13.4
Repurchase Agreements	12.1
Materials	4.5
Utilities	4.2
Consumer Staples	3.1
Energy	3.0
Investment Companies	1.3
Telecommunication Services	0.9
Cash and Other	(12.3)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$1,018.81	$3.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.74	3.16
Class IB
Actual	1,000.00	1,018.79	3.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.74	3.16
Class K
Actual	1,000.00	1,019.80	1.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.98	1.90

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.63%, 0.63% and 0.38%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (13.4%)
Auto Components (1.1%)
American Axle & Manufacturing Holdings, Inc.*	45,575	$659,926
Cooper Tire & Rubber Co.	33,322	993,662
Cooper-Standard Holding, Inc.*	7,900	624,021
Dana Holding Corp.	99,465	1,050,350
Dorman Products, Inc.*	17,700	1,012,440
Drew Industries, Inc.	13,370	1,134,311
Federal-Mogul Holdings Corp.*	23,100	191,961
Fox Factory Holding Corp.*	5,400	93,798
Gentherm, Inc.*	22,600	774,050
Horizon Global Corp.*	11,560	131,206
Metaldyne Performance Group, Inc.	7,100	97,625
Modine Manufacturing Co.*	32,900	289,520
Motorcar Parts of America, Inc.*	10,300	279,954
Spartan Motors, Inc.	2,700	16,902
Standard Motor Products, Inc.	12,800	509,184
Stoneridge, Inc.*	9,600	143,424
Strattec Security Corp.	100	4,077
Superior Industries International, Inc.	13,100	350,818
Tenneco, Inc.*	32,197	1,500,702
Tower International, Inc.	7,800	160,524
Workhorse Group, Inc. (x)*	600	4,110

		10,022,565

Automobiles (0.0%)
Winnebago Industries, Inc. (x)	17,346	397,570

Distributors (0.1%)
Core-Mark Holding Co., Inc.	25,600	1,199,616
Weyco Group, Inc.	200	5,556

		1,205,172

Diversified Consumer Services (1.0%)
American Public Education, Inc.*	12,607	354,257
Apollo Education Group, Inc.*	53,300	486,096
Ascent Capital Group, Inc., Class A*	8,731	134,370
Bridgepoint Education, Inc.*	700	5,068
Bright Horizons Family Solutions, Inc.*	24,790	1,643,825
Capella Education Co.	7,045	370,849
Career Education Corp.*	5,800	34,510
Carriage Services, Inc.	1,700	40,256
Chegg, Inc. (x)*	38,400	192,000
Collectors Universe, Inc.	200	3,950
DeVry Education Group, Inc. (x)	36,000	642,240
Grand Canyon Education, Inc.*	30,748	1,227,460
Houghton Mifflin Harcourt Co.*	77,300	1,208,199
K12, Inc.*	20,284	253,347
LifeLock, Inc. (x)*	53,300	842,673
Regis Corp.*	29,052	361,697
Sotheby’s, Inc. (x)	35,102	961,795
Strayer Education, Inc.*	6,500	319,345
Weight Watchers International, Inc. (x)*	17,900	208,177

		9,290,114

Hotels, Restaurants & Leisure (3.3%)
Belmond Ltd., Class A*	71,509	$707,939
Biglari Holdings, Inc.*	891	359,376
BJ’s Restaurants, Inc.*	11,034	483,620
Bloomin’ Brands, Inc.	70,000	1,250,900
Bob Evans Farms, Inc.	14,890	565,075
Bojangles’, Inc.*	2,300	38,985
Boyd Gaming Corp.*	46,700	859,280
Buffalo Wild Wings, Inc.*	11,300	1,570,135
Caesars Acquisition Co., Class A*	22,600	253,572
Caesars Entertainment Corp. (x)*	22,200	170,718
Carrols Restaurant Group, Inc.*	16,500	196,350
Cheesecake Factory, Inc.	25,721	1,238,209
Churchill Downs, Inc.	7,093	896,271
Chuy’s Holdings, Inc. (x)*	11,000	380,710
ClubCorp Holdings, Inc.	36,400	473,200
Cracker Barrel Old Country Store, Inc. (x)	10,623	1,821,526
Dave & Buster’s Entertainment, Inc.*	21,400	1,001,306
Del Frisco’s Restaurant Group, Inc.*	9,900	141,768
Del Taco Restaurants, Inc. (x)*	2,100	19,110
Denny’s Corp.*	47,600	510,748
Diamond Resorts International, Inc. (x)*	20,400	611,184
DineEquity, Inc.	11,281	956,403
El Pollo Loco Holdings, Inc. (x)*	12,700	165,100
Eldorado Resorts, Inc.*	6,300	95,729
Empire Resorts, Inc. (x)*	500	7,900
Fiesta Restaurant Group, Inc.*	15,400	335,874
Fogo De Chao, Inc. (x)*	1,400	18,284
Golden Entertainment, Inc. (x)	600	7,014
Habit Restaurants, Inc., Class A (x)*	6,700	109,746
International Speedway Corp., Class A	21,600	722,520
Interval Leisure Group, Inc.	65,336	1,038,842
Intrawest Resorts Holdings, Inc.*	2,300	29,854
Isle of Capri Casinos, Inc.*	12,700	232,664
J Alexander’s Holdings, Inc.*	8,606	85,458
Jack in the Box, Inc.	21,139	1,816,263
Jamba, Inc.*	800	8,232
Krispy Kreme Doughnuts, Inc.*	44,500	932,720
La Quinta Holdings, Inc.*	52,900	603,060
Lindblad Expeditions Holdings, Inc. (x)*	3,200	30,816
Marcus Corp.	10,400	219,440
Marriott Vacations Worldwide Corp.	14,600	999,954
Monarch Casino & Resort, Inc.*	1,200	26,364
Nathan’s Famous, Inc.*	300	13,350
Noodles & Co. (x)*	3,500	34,230
Papa John’s International, Inc.	19,342	1,315,256
Penn National Gaming, Inc.*	45,300	631,935
Pinnacle Entertainment, Inc.*	39,500	437,660
Planet Fitness, Inc., Class A*	8,300	156,704
Popeyes Louisiana Kitchen, Inc.*	13,600	743,104
Potbelly Corp.*	2,600	32,604
Red Robin Gourmet Burgers, Inc.*	8,200	388,926
Red Rock Resorts, Inc., Class A*	17,000	373,660
Ruby Tuesday, Inc.*	24,600	88,806
Ruth’s Hospitality Group, Inc.	15,900	253,605
Scientific Games Corp., Class A (x)*	31,300	287,647
SeaWorld Entertainment, Inc. (x)	38,600	553,138

See Notes to Financial Statements.

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EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Shake Shack, Inc., Class A (x)*	5,200	$189,436
Sonic Corp.	27,538	744,903
Speedway Motorsports, Inc.	11,100	197,025
Texas Roadhouse, Inc.	39,618	1,806,581
Wingstop, Inc. (x)*	5,300	144,425
Zoe’s Kitchen, Inc. (x)*	10,900	395,343

		30,780,557

Household Durables (1.3%)
Bassett Furniture Industries, Inc.	500	11,970
Beazer Homes USA, Inc.*	22,500	174,375
Cavco Industries, Inc.*	4,000	374,800
Century Communities, Inc.*	1,900	32,946
CSS Industries, Inc.	200	5,362
Ethan Allen Interiors, Inc. (x)	21,554	712,144
Flexsteel Industries, Inc.	200	7,924
GoPro, Inc., Class A (x)*	57,100	617,251
Green Brick Partners, Inc. (x)*	2,100	15,267
Helen of Troy Ltd.*	16,498	1,696,654
Hooker Furniture Corp.	1,100	23,639
Hovnanian Enterprises, Inc., Class A (x)*	20,000	33,600
Installed Building Products, Inc.*	11,100	402,819
iRobot Corp.*	15,900	557,772
KB Home	56,500	859,365
La-Z-Boy, Inc.	34,709	965,605
LGI Homes, Inc. (x)*	7,100	226,774
Libbey, Inc.	10,600	168,434
Lifetime Brands, Inc.	500	7,295
M.D.C. Holdings, Inc.	27,500	669,350
M/I Homes, Inc.*	12,300	231,609
Meritage Homes Corp.*	24,439	917,440
NACCO Industries, Inc., Class A	2,400	134,400
New Home Co., Inc.*	500	4,770
Taylor Morrison Home Corp., Class A*	18,400	273,056
TopBuild Corp.*	21,800	789,160
TRI Pointe Group, Inc.*	85,601	1,011,804
Universal Electronics, Inc.*	9,800	708,344
WCI Communities, Inc.*	3,100	52,390
William Lyon Homes, Class A (x)*	11,900	191,828

		11,878,147

Internet & Catalog Retail (0.6%)
1-800-Flowers.com, Inc., Class A*	16,700	150,634
Blue Nile, Inc.	5,900	161,542
Duluth Holdings, Inc., Class B (x)*	5,600	136,976
Etsy, Inc.*	59,400	569,646
FTD Cos., Inc.*	11,454	285,892
Gaiam, Inc., Class A (x)*	1,100	8,514
HSN, Inc.	18,068	884,067
Lands’ End, Inc. (x)*	9,500	155,990
Liberty TripAdvisor Holdings, Inc., Class A*	42,200	923,336
Nutrisystem, Inc.	16,600	420,976
Overstock.com, Inc.*	2,400	38,664
PetMed Express, Inc.	3,600	67,536
Shutterfly, Inc.*	19,497	908,755
Wayfair, Inc., Class A (x)*	17,800	694,200

		5,406,728

Leisure Products (0.3%)
Arctic Cat, Inc. (x)	6,300	$107,100
Callaway Golf Co.	52,763	538,710
JAKKS Pacific, Inc. (x)*	2,500	19,775
Johnson Outdoors, Inc., Class A	400	10,280
Malibu Boats, Inc., Class A*	800	9,664
MCBC Holdings, Inc.	1,500	16,575
Nautilus, Inc.*	18,300	326,472
Performance Sports Group Ltd. (x)*	25,600	76,800
Smith & Wesson Holding Corp. (x)*	29,835	810,916
Sturm Ruger & Co., Inc.	14,400	921,744

		2,838,036

Media (1.7%)
AMC Entertainment Holdings, Inc., Class A	12,866	355,230
Carmike Cinemas, Inc.*	15,100	454,812
Central European Media Enterprises Ltd., Class A (x)*	4,300	9,073
Daily Journal Corp. (x)*	100	23,699
DreamWorks Animation SKG, Inc., Class A*	42,900	1,753,323
Entercom Communications Corp., Class A	2,000	27,140
Entravision Communications Corp., Class A	32,600	219,072
Eros International plc (x)*	16,000	260,320
EW Scripps Co., Class A*	34,312	543,502
Gannett Co., Inc.	66,500	918,365
Global Eagle Entertainment, Inc. (x)*	23,200	154,048
Gray Television, Inc.*	35,600	386,260
Hemisphere Media Group, Inc. (x)*	2,200	25,960
IMAX Corp.*	34,100	1,005,268
Liberty Braves Group, Class A (x)*	4,000	60,160
Liberty Braves Group, Class C (x)*	5,600	82,096
Liberty Media Group, Class A*	10,000	191,400
Liberty Media Group, Class C*	26,100	495,117
Loral Space & Communications, Inc.*	10,096	356,086
MDC Partners, Inc., Class A	22,200	406,038
Media General, Inc.*	61,700	1,060,623
Meredith Corp.	20,700	1,074,537
MSG Networks, Inc., Class A*	33,700	516,958
National CineMedia, Inc.	38,023	588,596
New Media Investment Group, Inc.	25,900	468,013
New York Times Co., Class A	80,000	968,000
Nexstar Broadcasting Group, Inc., Class A (x)	19,900	946,842
Reading International, Inc., Class A*	300	3,747
Saga Communications, Inc., Class A	100	3,954
Salem Media Group, Inc.	700	5,054
Scholastic Corp.	14,860	588,605
Sinclair Broadcast Group, Inc., Class A	36,800	1,098,848

See Notes to Financial Statements.

1246

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Time, Inc.	63,600	$1,046,856
Townsquare Media, Inc., Class A*	500	3,945
tronc, Inc.	5,900	81,420
World Wrestling Entertainment, Inc., Class A (x)	20,400	375,564

		16,558,531

Multiline Retail (0.3%)
Big Lots, Inc.	30,400	1,523,344
Fred’s, Inc., Class A	35,015	564,092
Ollie’s Bargain Outlet Holdings, Inc. (x)*	11,900	296,191
Sears Holdings Corp. (x)*	10,500	142,905
Tuesday Morning Corp.*	29,000	203,580

		2,730,112

Specialty Retail (2.7%)
Aaron’s, Inc.	37,200	814,308
Abercrombie & Fitch Co., Class A	39,300	699,933
American Eagle Outfitters, Inc. (x)	94,800	1,510,164
America’s Car-Mart, Inc. (x)*	4,400	124,256
Asbury Automotive Group, Inc.*	16,142	851,329
Ascena Retail Group, Inc. (x)*	97,562	681,958
Barnes & Noble Education, Inc.*	18,075	183,461
Barnes & Noble, Inc.	28,600	324,610
Big 5 Sporting Goods Corp.	2,400	22,248
Boot Barn Holdings, Inc.*	4,300	37,066
Buckle, Inc. (x)	17,889	464,935
Build-A-Bear Workshop, Inc.*	1,300	17,446
Caleres, Inc.	27,663	669,721
Cato Corp., Class A	15,723	593,072
Chico’s FAS, Inc.	80,900	866,439
Children’s Place, Inc.	11,390	913,250
Citi Trends, Inc.	700	10,871
Conn’s, Inc. (x)*	26,700	200,784
Container Store Group, Inc. (x)*	13,300	71,155
Destination XL Group, Inc.*	1,100	5,027
DSW, Inc., Class A (x)	38,100	806,958
Express, Inc.*	47,000	681,970
Finish Line, Inc., Class A	29,613	597,887
Five Below, Inc.*	31,305	1,452,865
Francesca’s Holdings Corp.*	17,400	192,270
Genesco, Inc.*	12,357	794,679
GNC Holdings, Inc., Class A	38,800	942,452
Group 1 Automotive, Inc.	14,737	727,418
Guess?, Inc. (x)	35,400	532,770
Haverty Furniture Cos., Inc.	12,200	219,966
Hibbett Sports, Inc.(x)*	19,355	673,360
Kirkland’s, Inc.*	1,200	17,616
Lithia Motors, Inc., Class A	12,900	916,803
Lumber Liquidators Holdings, Inc. (x)*	15,976	246,350
MarineMax, Inc.*	12,000	203,640
Mattress Firm Holding Corp. (x)*	11,600	389,180
Monro Muffler Brake, Inc.	17,604	1,118,910
Office Depot, Inc.*	313,000	1,036,030
Outerwall, Inc. (x)	12,286	516,012
Party City Holdco, Inc.*	14,200	197,522
Pier 1 Imports, Inc. (x)	33,356	171,450
Rent-A-Center, Inc.	34,103	418,785
Restoration Hardware Holdings, Inc. (x)*	20,300	582,204

Select Comfort Corp.*	31,200	$667,056
Shoe Carnival, Inc.	5,800	145,348
Sonic Automotive, Inc., Class A	18,325	313,541
Sportsman’s Warehouse Holdings, Inc. (x)*	17,600	141,856
Stage Stores, Inc. (x)	15,674	76,489
Stein Mart, Inc.	12,500	96,500
Tailored Brands, Inc. (x)	29,451	372,850
Tile Shop Holdings, Inc. (x)*	18,400	365,792
Tilly’s, Inc., Class A*	9,600	55,584
Vitamin Shoppe, Inc.*	21,000	641,970
West Marine, Inc.*	300	2,517
Winmark Corp.	200	19,934
Zumiez, Inc. (x)*	12,700	181,737

		25,580,304

Textiles, Apparel & Luxury Goods (1.0%)
Columbia Sportswear Co.	19,268	1,108,681
Crocs, Inc.*	42,834	483,167
Culp, Inc.	1,100	30,393
Deckers Outdoor Corp.*	19,500	1,121,640
Delta Apparel, Inc.*	400	9,020
Fossil Group, Inc. (x)*	23,700	676,161
G-III Apparel Group Ltd.*	24,200	1,106,424
Iconix Brand Group, Inc. (x)*	21,331	144,198
Movado Group, Inc.	9,000	195,120
Oxford Industries, Inc.	10,300	583,186
Perry Ellis International, Inc.*	900	18,108
Sequential Brands Group, Inc. (x)*	6,200	49,476
Steven Madden Ltd.*	31,740	1,084,873
Superior Uniform Group, Inc.	200	3,818
Tumi Holdings, Inc.*	32,400	866,376
Unifi, Inc.*	3,500	95,305
Vera Bradley, Inc.*	10,500	148,785
Vince Holding Corp. (x)*	3,100	16,988
Wolverine World Wide, Inc.	64,280	1,306,170

		9,047,889

Total Consumer Discretionary		125,735,725

Consumer Staples (3.1%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*	4,974	850,703
Coca-Cola Bottling Co. Consolidated	2,600	383,422
Craft Brew Alliance, Inc.*	900	10,368
MGP Ingredients, Inc.	7,100	271,433
National Beverage Corp.*	8,900	559,009
Primo Water Corp.*	1,400	16,534

		2,091,469

Food & Staples Retailing (0.7%)
Andersons, Inc.	16,409	583,176
Chefs’ Warehouse, Inc. (x)*	7,100	113,600
Ingles Markets, Inc., Class A	7,600	283,480
Natural Grocers by Vitamin Cottage, Inc. (x)*	6,900	90,045
Performance Food Group Co.*	21,200	570,492
PriceSmart, Inc.	13,052	1,221,276
Smart & Final Stores, Inc.*	10,700	159,323
SpartanNash Co.	23,270	711,597

See Notes to Financial Statements.

1247

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

SUPERVALU, Inc.*	147,800	$697,616
United Natural Foods, Inc.*	32,188	1,506,398
Village Super Market, Inc., Class A	500	14,445
Weis Markets, Inc.	7,751	391,813

		6,343,261

Food Products (1.5%)
Alico, Inc.	500	15,125
Amplify Snack Brands, Inc. (x)*	11,300	166,675
B&G Foods, Inc.	35,100	1,691,820
Calavo Growers, Inc.	7,800	522,600
Cal-Maine Foods, Inc. (x)	17,384	770,459
Darling Ingredients, Inc.*	100,099	1,491,475
Dean Foods Co. (x)	53,900	975,051
Farmer Brothers Co.*	4,817	154,433
Fresh Del Monte Produce, Inc.	18,504	1,007,173
Freshpet, Inc. (x)*	9,800	91,434
J&J Snack Foods Corp.	8,603	1,026,080
John B. Sanfilippo & Son, Inc.	3,300	140,679
Lancaster Colony Corp.	10,337	1,319,104
Landec Corp.*	1,800	19,368
Lifeway Foods, Inc.*	12,815	123,921
Limoneira Co. (x)	800	14,096
Omega Protein Corp.*	12,100	241,879
Sanderson Farms, Inc. (x)	13,793	1,195,025
Seaboard Corp.*	167	479,397
Seneca Foods Corp., Class A*	5,400	195,534
Snyder’s-Lance, Inc.	45,566	1,544,232
Tootsie Roll Industries, Inc. (x)	14,477	557,799

		13,743,359

Household Products (0.2%)
Central Garden & Pet Co.*	1,800	41,094
Central Garden & Pet Co., Class A*	16,933	367,616
HRG Group, Inc.*	67,100	921,283
Oil-Dri Corp. of America	200	6,906
Orchids Paper Products Co. (x)	500	17,785
WD-40 Co.	8,227	966,261

		2,320,945

Personal Products (0.3%)
Avon Products, Inc.	249,100	941,598
Elizabeth Arden, Inc.*	19,800	272,448
Inter Parfums, Inc.	9,100	259,987
Medifast, Inc.	3,300	109,791
Natural Health Trends Corp. (x)	6,500	183,235
Nature’s Sunshine Products, Inc.	200	1,906
Nutraceutical International Corp.*	200	4,630
Revlon, Inc., Class A*	6,800	218,824
Synutra International, Inc. (x)*	46,100	175,641
USANA Health Sciences, Inc.*	3,500	390,005

		2,558,065

Tobacco (0.2%)
Universal Corp.	16,753	967,318
Vector Group Ltd. (x)	49,948	1,119,834

		2,087,152

Total Consumer Staples		29,144,251

Energy (3.0%)
Energy Equipment & Services (1.1%)
Archrock, Inc.	36,800	$346,656
Atwood Oceanics, Inc. (x)	36,500	456,980
Bristow Group, Inc.	23,080	263,343
CARBO Ceramics, Inc. (x)	6,000	78,600
Era Group, Inc.*	12,300	115,620
Exterran Corp.*	18,400	236,440
Fairmount Santrol Holdings, Inc. (x)*	35,900	276,789
Forum Energy Technologies, Inc.*	34,400	595,464
Geospace Technologies Corp.*	9,000	147,330
Helix Energy Solutions Group, Inc.*	70,200	474,552
Hornbeck Offshore Services, Inc. (x)*	25,534	212,953
Matrix Service Co.*	18,600	306,714
McDermott International, Inc.*	136,900	676,286
Natural Gas Services Group, Inc.*	9,077	207,863
Newpark Resources, Inc.*	70,202	406,470
Oil States International, Inc.*	29,100	956,808
Parker Drilling Co.*	102,029	233,646
PHI, Inc. (Non-Voting)*	9,000	160,920
Pioneer Energy Services Corp.*	33,600	154,560
RigNet, Inc.*	7,600	101,764
SEACOR Holdings, Inc.*	13,600	788,120
Seadrill Ltd. (x)*	213,800	692,712
Tesco Corp.	17,200	115,068
TETRA Technologies, Inc.*	70,061	446,289
Tidewater, Inc. (x)	26,600	117,306
U.S. Silica Holdings, Inc. (x)	35,300	1,216,791
Unit Corp.*	28,500	443,460

		10,229,504

Oil, Gas & Consumable Fuels (1.9%)
Abraxas Petroleum Corp.*	37,600	42,488
Alon USA Energy, Inc.	30,600	198,288
Ardmore Shipping Corp.	3,900	26,403
Bill Barrett Corp.*	36,802	235,165
California Resources Corp. (x)	22,600	275,720
Callon Petroleum Co.*	65,800	738,934
Carrizo Oil & Gas, Inc. (x)*	30,203	1,082,777
Clayton Williams Energy, Inc. (x)*	2,500	68,650
Clean Energy Fuels Corp. (x)*	47,559	165,030
Cobalt International Energy, Inc.*	230,800	309,272
Contango Oil & Gas Co.*	10,649	130,344
CVR Energy, Inc. (x)	13,200	204,600
Delek U.S. Holdings, Inc.	34,200	451,782
Denbury Resources, Inc.*	198,900	714,051
DHT Holdings, Inc.	53,100	267,093
Dorian LPG Ltd.*	13,800	97,290
Eclipse Resources Corp. (x)*	43,994	146,940
EP Energy Corp., Class A (x)*	24,700	127,946
Erin Energy Corp. (x)*	8,400	20,244
EXCO Resources, Inc. (x)*	126,300	164,190
Frontline Ltd.	36,900	290,403
GasLog Ltd. (x)	20,100	260,898
Gener8 Maritime, Inc.*	13,100	83,840
Golar LNG Ltd.	50,300	779,650
Green Plains, Inc.	21,700	427,924
Isramco, Inc.*	1,421	116,877

See Notes to Financial Statements.

1248

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Jones Energy, Inc., Class A*	16,500	$67,980
Jura Energy Corp.*	690	26
Matador Resources Co. (x)*	42,300	837,540
Navios Maritime Acquisition Corp.	20,100	31,557
Nordic American Tankers Ltd. (x)	51,101	709,793
Northern Oil and Gas, Inc. (x)*	45,861	211,878
Oasis Petroleum, Inc.*	101,300	946,142
Overseas Shipholding Group, Inc., Class A	4,500	49,455
Par Pacific Holdings, Inc. (x)*	7,100	108,914
PDC Energy, Inc.*	25,861	1,489,852
Renewable Energy Group, Inc.*	24,200	213,686
REX American Resources Corp.*	3,600	215,388
Ring Energy, Inc.*	4,000	35,280
RSP Permian, Inc.*	44,456	1,551,070
Sanchez Energy Corp. (x)*	29,500	208,270
Scorpio Tankers, Inc.	110,000	462,000
SemGroup Corp., Class A	25,600	833,536
Ship Finance International Ltd. (x)	36,005	530,714
Synergy Resources Corp.*	102,100	679,986
Teekay Corp.	15,900	113,367
Teekay Tankers Ltd., Class A	47,757	142,316
W&T Offshore, Inc. (x)*	37,044	85,942
Western Refining, Inc. (x)	40,203	829,388
Westmoreland Coal Co. (x)*	8,700	82,824

		17,863,703

Total Energy		28,093,207

Financials (25.6%)
Banks (9.4%)
1st Source Corp.	9,072	293,842
Access National Corp.	200	3,902
ACNB Corp. (x)	200	5,022
Allegiance Bancshares, Inc.*	1,600	39,808
American National Bankshares, Inc.	200	5,036
Ameris Bancorp	17,854	530,264
Ames National Corp.	5,050	135,441
Arrow Financial Corp.	4,861	147,240
Atlantic Capital Bancshares, Inc. (x)*	2,300	33,258
Avenue Financial Holdings, Inc.*	300	5,895
Banc of California, Inc.	27,900	504,990
BancFirst Corp.	2,600	156,832
Banco Latinoamericano de Comercio Exterior S.A., Class E	24,681	654,046
Bancorp, Inc.*	18,900	113,778
BancorpSouth, Inc.	61,300	1,390,897
Bank of Marin Bancorp/California	2,000	96,740
Bank of the Ozarks, Inc. (x)	47,576	1,785,052
Bankwell Financial Group, Inc. (x)	200	4,412
Banner Corp.	17,000	723,180
Bar Harbor Bankshares	200	7,020
BBCN Bancorp, Inc.	48,269	720,173
Berkshire Hills Bancorp, Inc.	22,894	616,306
Blue Hills Bancorp, Inc.	6,100	90,036
BNC Bancorp	15,700	356,547

Boston Private Financial Holdings, Inc.	61,370	$722,939
Bridge Bancorp, Inc.	14,181	402,740
Brookline Bancorp, Inc.	60,777	670,370
Bryn Mawr Bank Corp.	9,280	270,976
BSB Bancorp, Inc./Massachusetts*	200	4,530
C&F Financial Corp.	100	4,476
C1 Financial, Inc.*	2,800	65,324
Camden National Corp.	3,300	138,600
Capital Bank Financial Corp., Class A	16,800	483,840
Capital City Bank Group, Inc.	5,700	79,344
Cardinal Financial Corp.	20,800	456,352
Carolina Financial Corp. (x)	300	5,604
Cascade Bancorp*	30,239	167,524
Cathay General Bancorp	41,947	1,182,905
CenterState Banks, Inc.	25,693	404,665
Central Pacific Financial Corp.	17,100	403,560
Central Valley Community Bancorp (x)	300	4,200
Chemical Financial Corp. (x)	21,641	806,993
Chemung Financial Corp. (x)	200	5,870
Citizens & Northern Corp.	6,302	127,426
City Holding Co.	8,450	384,221
CNB Financial Corp./Pennsylvania	3,700	65,860
CoBiz Financial, Inc.	12,721	148,836
Codorus Valley Bancorp, Inc.	200	4,074
Columbia Banking System, Inc.	39,385	1,105,143
Community Bank System, Inc.	25,878	1,063,327
Community Trust Bancorp, Inc.	14,025	486,106
CommunityOne Bancorp*	4,072	51,470
ConnectOne Bancorp, Inc.	16,200	254,178
CU Bancorp*	2,000	45,460
Customers Bancorp, Inc.*	14,900	374,437
CVB Financial Corp.	69,987	1,147,087
Eagle Bancorp, Inc.*	16,650	801,031
Enterprise Bancorp, Inc./Massachusetts (x)	100	2,399
Enterprise Financial Services Corp.	11,095	309,440
Equity Bancshares, Inc., Class A*	300	6,642
F.N.B. Corp./Pennsylvania	133,228	1,670,679
Farmers Capital Bank Corp.	200	5,470
Farmers National Banc Corp.	600	5,280
FCB Financial Holdings, Inc., Class A*	15,800	537,200
Fidelity Southern Corp.	4,400	68,948
Financial Institutions, Inc.	5,500	143,385
First Bancorp, Inc./Maine	4,019	86,569
First Bancorp/North Carolina	7,810	137,300
First BanCorp/Puerto Rico*	66,000	262,020
First Busey Corp.	14,435	308,765
First Business Financial Services, Inc.	200	4,694
First Citizens BancShares, Inc./North Carolina, Class A	4,300	1,113,313
First Commonwealth Financial Corp.	76,813	706,680
First Community Bancshares, Inc./Virginia	6,800	152,592
First Connecticut Bancorp, Inc./Connecticut	14,300	236,808
First Financial Bancorp	47,316	920,296

See Notes to Financial Statements.

1249

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

First Financial Bankshares, Inc. (x)	41,224	$1,351,735
First Financial Corp./Indiana	4,400	161,128
First Financial Northwest, Inc.	300	3,984
First Foundation, Inc.*	1,700	36,550
First Internet Bancorp	400	9,528
First Interstate BancSystem, Inc., Class A	10,400	292,240
First Merchants Corp.	20,400	508,572
First Midwest Bancorp, Inc./Illinois	43,668	766,810
First NBC Bank Holding Co.*	10,600	177,974
First Northwest Bancorp (x)*	400	5,096
First of Long Island Corp.	5,250	150,518
FirstMerit Corp.	94,514	1,915,799
Flushing Financial Corp.	24,842	493,859
Franklin Financial Network, Inc.*	1,700	53,312
Fulton Financial Corp.	99,800	1,347,300
German American Bancorp, Inc.	5,000	159,850
Glacier Bancorp, Inc.	47,014	1,249,632
Great Southern Bancorp, Inc.	4,730	174,868
Great Western Bancorp, Inc.	33,400	1,053,436
Green Bancorp, Inc.*	3,900	34,008
Guaranty Bancorp	1,200	20,040
Hancock Holding Co.	43,986	1,148,474
Hanmi Financial Corp.	23,900	561,411
Heartland Financial USA, Inc.	12,400	437,596
Heritage Commerce Corp.	2,100	22,113
Heritage Financial Corp./Washington	17,362	305,224
Heritage Oaks Bancorp	1,600	12,704
Hilltop Holdings, Inc.*	42,000	881,580
Home BancShares, Inc./Arkansas	75,700	1,498,103
HomeTrust Bancshares, Inc.*	2,500	46,250
Horizon Bancorp/Indiana	700	17,598
IBERIABANK Corp.	26,185	1,564,030
Independent Bank Corp./Massachusetts	19,586	895,080
Independent Bank Corp./Michigan	1,300	18,863
Independent Bank Group, Inc.	4,100	175,931
International Bancshares Corp.	34,190	892,017
Investors Bancorp, Inc.	168,340	1,865,207
Lakeland Bancorp, Inc.	16,835	191,582
Lakeland Financial Corp.	12,400	582,924
LCNB Corp.	100	1,580
LegacyTexas Financial Group, Inc.	25,560	687,820
Live Oak Bancshares, Inc.	6,000	84,660
Macatawa Bank Corp.	600	4,452
MainSource Financial Group, Inc.	11,481	253,156
MB Financial, Inc.	41,451	1,503,842
MBT Financial Corp.	600	4,800
Mercantile Bank Corp.	1,300	31,018
Merchants Bancshares, Inc./Vermont	1,800	54,864
Middleburg Financial Corp. (x)	200	5,440
Midland States Bancorp, Inc. (x)*	3,400	73,746
MidWestOne Financial Group, Inc.	500	14,280
MutualFirst Financial, Inc. (x)	100	2,735
National Bank Holdings Corp., Class A	19,300	392,948

National Bankshares, Inc./Virginia	100	$3,492
National Commerce Corp.*	200	4,664
NBT Bancorp, Inc.	24,582	703,783
Nicolet Bankshares, Inc.*	800	30,464
Northrim BanCorp, Inc.	200	5,258
OFG Bancorp	25,800	214,140
Old Line Bancshares, Inc.	200	3,600
Old National Bancorp/Indiana	78,605	984,921
Old Second Bancorp, Inc.	500	3,415
Opus Bank	9,700	327,860
Orrstown Financial Services, Inc.	200	3,610
Pacific Continental Corp.	8,830	138,719
Pacific Mercantile Bancorp*	300	2,130
Pacific Premier Bancorp, Inc.*	15,300	367,200
Park National Corp.	10,148	931,383
Park Sterling Corp.	6,100	43,249
Peapack-Gladstone Financial Corp.	1,000	18,510
Penns Woods Bancorp, Inc. (x)	1,100	46,189
Peoples Bancorp, Inc./Ohio	6,820	148,608
Peoples Financial Services Corp.	500	19,570
People’s Utah Bancorp	1,500	24,900
Pinnacle Financial Partners, Inc.	25,600	1,250,560
Preferred Bank/California	2,700	77,963
Premier Financial Bancorp, Inc. (x)	300	5,055
PrivateBancorp, Inc.	44,370	1,953,611
Prosperity Bancshares, Inc.	40,184	2,048,982
QCR Holdings, Inc.	700	19,033
Renasant Corp.	22,381	723,578
Republic Bancorp, Inc./Kentucky, Class A	5,400	149,202
Republic First Bancorp, Inc. (x)*	500	2,155
S&T Bancorp, Inc.	20,325	496,946
Sandy Spring Bancorp, Inc.	19,851	576,870
Seacoast Banking Corp. of Florida*	7,200	116,928
ServisFirst Bancshares, Inc. (x)	12,600	622,314
Shore Bancshares, Inc.	300	3,525
Sierra Bancorp	5,766	96,235
Simmons First National Corp., Class A	16,900	780,527
South State Corp.	15,880	1,080,634
Southern First Bancshares, Inc.*	200	4,820
Southern National Bancorp of Virginia, Inc. (x)	600	7,290
Southside Bancshares, Inc.	15,696	485,320
Southwest Bancorp, Inc./Oklahoma	8,957	151,642
State Bank Financial Corp.	23,200	472,120
Sterling Bancorp/Delaware	70,417	1,105,547
Stock Yards Bancorp, Inc.	17,250	486,968
Stonegate Bank	1,100	35,497
Suffolk Bancorp	5,162	161,622
Summit Financial Group, Inc. (x)	200	3,500
Sun Bancorp, Inc./New Jersey*	13,860	286,348
Talmer Bancorp, Inc., Class A	30,800	590,436
Texas Capital Bancshares, Inc.*	26,123	1,221,511
Tompkins Financial Corp.	9,900	643,500
Towne Bank/Virginia (x)	31,805	688,576
TriCo Bancshares	13,016	359,242

See Notes to Financial Statements.

1250

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

TriState Capital Holdings, Inc.*	2,900	$39,817
Triumph Bancorp, Inc.*	800	12,800
Trustmark Corp.	42,980	1,068,053
UMB Financial Corp.	25,418	1,352,492
Umpqua Holdings Corp.	124,522	1,926,355
Union Bankshares Corp.	29,755	735,246
Union Bankshares, Inc./Vermont (x)	100	3,636
United Bankshares, Inc./West Virginia (x)	43,305	1,624,371
United Community Banks, Inc./Georgia	39,700	726,113
Univest Corp. of Pennsylvania	7,034	147,855
Valley National Bancorp	140,146	1,278,132
Veritex Holdings, Inc.*	300	4,806
Washington Trust Bancorp, Inc.	9,900	375,408
WashingtonFirst Bankshares, Inc. (x)	500	10,805
Webster Financial Corp.	56,165	1,906,802
WesBanco, Inc.	22,394	695,334
West Bancorp, Inc.	700	13,013
Westamerica Bancorp (x)	17,874	880,473
Wilshire Bancorp, Inc.	45,700	476,194
Wintrust Financial Corp.	30,512	1,556,112
Yadkin Financial Corp.	35,100	880,659
Your Community Bankshares, Inc. (x)	400	14,864

		88,098,994

Capital Markets (1.3%)
Actua Corp.*	26,300	237,489
Arlington Asset Investment Corp., Class A (x)	11,400	148,314
Associated Capital Group, Inc., Class A	4,900	140,532
BGC Partners, Inc., Class A	123,100	1,072,201
Calamos Asset Management, Inc., Class A	700	5,117
Cohen & Steers, Inc.	14,609	590,788
Cowen Group, Inc., Class A (x)*	66,200	195,952
Diamond Hill Investment Group, Inc.	2,513	473,499
Evercore Partners, Inc., Class A	20,411	901,962
FBR & Co. (x)	600	8,958
Fifth Street Asset Management, Inc. (x)	4,600	18,584
Financial Engines, Inc. (x)	32,600	843,362
GAMCO Investors, Inc., Class A	4,600	150,742
Greenhill & Co., Inc.	20,700	333,270
Hennessy Advisors, Inc. (x)	200	6,694
Houlihan Lokey, Inc.	5,500	123,035
INTL FCStone, Inc.*	6,300	171,927
Investment Technology Group, Inc.	26,900	449,768
Janus Capital Group, Inc.	81,600	1,135,872
KCG Holdings, Inc., Class A*	29,646	394,292
Ladenburg Thalmann Financial Services, Inc.*	21,600	50,976
Manning & Napier, Inc. (x)	700	6,650
Medley Management, Inc., Class A	700	4,116
Moelis & Co., Class A	6,200	139,500

OM Asset Management plc	22,700	$303,045
Oppenheimer Holdings, Inc., Class A	3,900	60,294
Piper Jaffray Cos.*	11,300	426,010
PJT Partners, Inc., Class A (x)	4,500	103,500
Pzena Investment Management, Inc., Class A	27,911	212,403
Safeguard Scientifics, Inc.*	7,500	93,675
Silvercrest Asset Management Group, Inc., Class A (x)	200	2,448
Stifel Financial Corp.*	40,686	1,279,575
Virtu Financial, Inc., Class A	9,000	162,000
Virtus Investment Partners, Inc.	4,278	304,508
Waddell & Reed Financial, Inc., Class A	44,900	773,178
Walter Investment Management Corp. (x)*	28,002	77,285
Westwood Holdings Group, Inc.	2,797	144,885
WisdomTree Investments, Inc. (x)	68,000	665,720

		12,212,126

Consumer Finance (0.6%)
Cash America International, Inc.	17,938	764,517
Encore Capital Group, Inc. (x)*	15,600	367,068
Enova International, Inc.*	19,213	141,408
EZCORP, Inc., Class A*	30,996	234,330
First Cash Financial Services, Inc.	20,968	1,076,287
Green Dot Corp., Class A*	25,500	586,245
LendingClub Corp. (x)*	186,000	799,800
Nelnet, Inc., Class A	16,369	568,823
PRA Group, Inc. (x)*	28,848	696,391
Regional Management Corp.*	1,300	19,058
World Acceptance Corp. (x)*	6,281	286,413

		5,540,340

Diversified Financial Services (0.1%)
BBX Capital Corp., Class A*	800	12,296
FNFV Group*	45,200	518,444
GAIN Capital Holdings, Inc.	15,200	96,064
Marlin Business Services Corp.	300	4,890
NewStar Financial, Inc.*	15,800	133,036
On Deck Capital, Inc. (x)*	29,600	152,440
PICO Holdings, Inc.*	2,300	21,758
Resource America, Inc., Class A	3,500	34,020
Tiptree Financial, Inc., Class A	400	2,192

		975,140

Insurance (2.4%)
Ambac Financial Group, Inc.*	30,500	502,030
American Equity Investment Life Holding Co.	49,493	705,275
AMERISAFE, Inc.	14,200	869,324
Argo Group International Holdings Ltd.	18,310	950,263
Atlas Financial Holdings, Inc.*	300	5,166
Baldwin & Lyons, Inc., Class B	5,823	143,595
Blue Capital Reinsurance Holdings Ltd.	200	3,702
Citizens, Inc./Texas (x)*	18,449	140,212
CNO Financial Group, Inc.	111,201	1,941,569
Crawford & Co., Class B	2,600	22,074
Donegal Group, Inc., Class A	8,144	134,295

See Notes to Financial Statements.

1251

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

eHealth, Inc.*	1,900	$26,638
EMC Insurance Group, Inc.	3,200	88,704
Employers Holdings, Inc.	19,701	571,723
Enstar Group Ltd.*	6,488	1,050,991
FBL Financial Group, Inc., Class A	5,600	339,752
Federated National Holding Co.	5,100	97,104
Fidelity & Guaranty Life (x)	10,100	234,118
Genworth Financial, Inc., Class A*	284,700	734,526
Global Indemnity plc*	9,900	272,547
Greenlight Capital Reinsurance Ltd., Class A*	23,193	467,571
Hallmark Financial Services, Inc.*	600	6,954
HCI Group, Inc.	5,200	141,856
Heritage Insurance Holdings, Inc.	13,600	162,792
Horace Mann Educators Corp.	23,037	778,420
Independence Holding Co.	400	7,188
Infinity Property & Casualty Corp.	7,352	593,012
Investors Title Co. (x)	100	9,525
James River Group Holdings Ltd.	8,100	275,076
Kemper Corp.	26,800	830,264
Maiden Holdings Ltd.	43,061	527,067
MBIA, Inc.*	88,100	601,723
National General Holdings Corp.	27,400	586,908
National Interstate Corp.	5,900	178,475
National Western Life Group, Inc., Class A	1,600	312,432
Navigators Group, Inc.	8,503	782,021
OneBeacon Insurance Group Ltd., Class A	11,000	151,800
Patriot National, Inc. (x)*	1,900	15,542
Primerica, Inc. (x)	26,600	1,522,584
RLI Corp.	23,996	1,650,445
Safety Insurance Group, Inc.	10,875	669,683
Selective Insurance Group, Inc.	31,532	1,204,838
State Auto Financial Corp.	6,834	149,733
State National Cos., Inc.	11,800	124,254
Stewart Information Services Corp.	12,627	522,884
Third Point Reinsurance Ltd.*	47,700	559,044
Trupanion, Inc. (x)*	6,100	80,825
United Fire Group, Inc.	11,264	477,932
United Insurance Holdings Corp. (x)	7,400	121,212
Universal Insurance Holdings, Inc. (x)	17,900	332,582
WMIH Corp.*	23,200	51,504

		22,729,754

Real Estate Investment Trusts (REITs) (9.4%)
Acadia Realty Trust (REIT)	45,373	1,611,649
AG Mortgage Investment Trust, Inc. (REIT)	15,500	223,820
Agree Realty Corp. (REIT)	13,200	636,768
Alexander’s, Inc. (REIT)	1,775	726,383
Altisource Residential Corp. (REIT)	34,800	319,812
American Assets Trust, Inc. (REIT)	24,218	1,027,812

American Capital Mortgage Investment Corp. (REIT)	41,874	$661,190
Anworth Mortgage Asset Corp. (REIT)	81,911	384,982
Apollo Commercial Real Estate Finance, Inc. (REIT) (x)	34,300	551,201
Apollo Residential Mortgage, Inc. (REIT)	17,500	234,500
Ares Commercial Real Estate Corp. (REIT)	4,800	58,992
Armada Hoffler Properties, Inc. (REIT)	8,300	114,042
ARMOUR Residential REIT, Inc. (REIT) (x)	33,202	664,035
Ashford Hospitality Prime, Inc. (REIT)	10,088	142,644
Ashford Hospitality Trust, Inc. (REIT)	37,200	199,764
Bluerock Residential Growth REIT, Inc. (REIT)	1,000	13,000
Capstead Mortgage Corp. (REIT)	63,337	614,369
CareTrust REIT, Inc. (REIT)	26,713	368,105
CatchMark Timber Trust, Inc. (REIT), Class A	11,000	134,420
CBL & Associates Properties, Inc. (REIT)	95,500	889,105
Cedar Realty Trust, Inc. (REIT)	42,400	315,032
Chatham Lodging Trust (REIT)	19,500	428,610
Chesapeake Lodging Trust (REIT)	35,000	813,750
City Office REIT, Inc. (REIT) (x)	3,100	40,238
Colony Capital, Inc. (REIT), Class A (x)	62,246	955,476
Colony Starwood Homes (REIT) (x)	36,800	1,119,456
Community Healthcare Trust, Inc. (REIT)	2,000	42,280
CorEnergy Infrastructure Trust, Inc. (REIT)	3,200	92,320
CoreSite Realty Corp. (REIT)	19,000	1,685,110
Cousins Properties, Inc. (REIT)	126,906	1,319,822
CYS Investments, Inc. (REIT)	85,675	717,100
DiamondRock Hospitality Co. (REIT)	123,698	1,116,993
DuPont Fabros Technology, Inc. (REIT)	42,200	2,006,188
Dynex Capital, Inc. (REIT)	13,100	90,914
Easterly Government Properties, Inc. (REIT)	7,600	149,948
EastGroup Properties, Inc. (REIT)	21,827	1,504,317
Education Realty Trust, Inc. (REIT)	41,698	1,923,946
Farmland Partners, Inc. (REIT) (x)	1,300	14,716
FelCor Lodging Trust, Inc. (REIT)	74,272	462,715
First Industrial Realty Trust, Inc. (REIT)	69,230	1,925,979
First Potomac Realty Trust (REIT)	31,244	287,445

See Notes to Financial Statements.

1252

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Four Corners Property Trust, Inc. (REIT)	34,200	$704,178
Franklin Street Properties Corp. (REIT)	55,099	676,065
Geo Group, Inc. (REIT)	46,842	1,601,060
Getty Realty Corp. (REIT)	23,175	497,104
Gladstone Commercial Corp. (REIT)	4,500	76,005
Global Net Lease, Inc. (REIT) (x)	96,500	767,175
Government Properties Income Trust (REIT)	37,066	854,742
Gramercy Property Trust (REIT)	234,016	2,157,628
Great Ajax Corp. (REIT)	800	11,096
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	18,400	397,440
Hatteras Financial Corp. (REIT)	55,600	911,840
Healthcare Realty Trust, Inc. (REIT)	63,558	2,223,894
Hersha Hospitality Trust (REIT)	30,619	525,116
Hudson Pacific Properties, Inc. (REIT)	46,500	1,356,870
Independence Realty Trust, Inc. (REIT)	8,300	67,894
InfraREIT, Inc. (REIT)	22,524	395,071
Invesco Mortgage Capital, Inc. (REIT)	74,794	1,023,930
Investors Real Estate Trust (REIT)	60,196	389,468
iStar, Inc. (REIT)*	51,000	489,090
Kite Realty Group Trust (REIT)	47,157	1,321,811
Ladder Capital Corp. (REIT)	24,695	301,279
LaSalle Hotel Properties (REIT)	63,240	1,491,199
Lexington Realty Trust (REIT)	147,686	1,493,105
LTC Properties, Inc. (REIT)	21,469	1,110,591
Mack-Cali Realty Corp. (REIT)	51,100	1,379,700
Medical Properties Trust, Inc. (REIT)	134,174	2,040,787
Monmouth Real Estate Investment Corp. (REIT)	32,251	427,648
Monogram Residential Trust, Inc. (REIT) (x)	94,000	959,740
National Health Investors, Inc. (REIT)	21,528	1,616,538
National Storage Affiliates Trust (REIT)	9,600	199,872
New Residential Investment Corp. (REIT)	128,033	1,771,977
New Senior Investment Group, Inc. (REIT)	37,500	400,500
New York Mortgage Trust, Inc. (REIT) (x)	89,800	547,780
New York REIT, Inc. (REIT)	101,500	938,875
NexPoint Residential Trust, Inc. (REIT)	2,400	43,680
NorthStar Realty Europe Corp. (REIT)	33,700	311,725
One Liberty Properties, Inc. (REIT)	7,500	178,875
Orchid Island Capital, Inc. (REIT) (x)	1,900	19,551

Owens Realty Mortgage, Inc. (REIT) (x)	200	$3,328
Parkway Properties, Inc. (REIT)	45,017	753,134
Pebblebrook Hotel Trust (REIT)	42,843	1,124,629
Pennsylvania Real Estate Investment Trust (REIT)	44,352	951,350
PennyMac Mortgage Investment Trust (REIT)	42,545	690,505
Physicians Realty Trust (REIT)	75,000	1,575,750
Potlatch Corp. (REIT)	29,144	993,810
Preferred Apartment Communities, Inc. (REIT), Class A	2,800	41,216
PS Business Parks, Inc. (REIT)	11,580	1,228,406
QTS Realty Trust, Inc. (REIT), Class A	26,500	1,483,470
RAIT Financial Trust (REIT)	47,100	147,423
Ramco-Gershenson Properties Trust (REIT)	41,400	811,854
Redwood Trust, Inc. (REIT) (x)	49,391	682,090
Resource Capital Corp. (REIT) (x)	17,048	219,237
Retail Opportunity Investments Corp. (REIT)	55,300	1,198,351
Rexford Industrial Realty, Inc. (REIT)	36,500	769,785
RLJ Lodging Trust (REIT)	74,300	1,593,735
Rouse Properties, Inc. (REIT)	21,400	390,550
Ryman Hospitality Properties, Inc. (REIT)	24,134	1,222,387
Sabra Health Care REIT, Inc. (REIT)	44,283	913,780
Saul Centers, Inc. (REIT)	5,600	345,576
Select Income REIT (REIT)	35,400	920,046
Seritage Growth Properties (REIT), Class A (x)	14,100	702,744
Silver Bay Realty Trust Corp. (REIT)	22,200	378,066
STAG Industrial, Inc. (REIT)	38,900	926,209
Summit Hotel Properties, Inc. (REIT)	61,700	816,908
Sunstone Hotel Investors, Inc. (REIT)	117,078	1,413,131
Terreno Realty Corp. (REIT)	24,600	636,402
Tier REIT, Inc. (REIT) (x)	27,000	413,910
UMH Properties, Inc. (REIT)	2,000	22,500
United Development Funding IV (REIT) (b)(x)†	17,000	46,240
Universal Health Realty Income Trust (REIT)	10,250	586,095
Urban Edge Properties (REIT)	50,100	1,495,986
Urstadt Biddle Properties, Inc. (REIT), Class A (x)	22,389	554,799
Washington Real Estate Investment Trust (REIT)	47,017	1,479,155
Western Asset Mortgage Capital Corp. (REIT) (x)	20,300	190,617
Whitestone REIT (REIT)	4,800	72,384
WP Glimcher, Inc. (REIT)	105,100	1,176,069
Xenia Hotels & Resorts, Inc. (REIT)	63,000	1,057,140

		88,298,614

See Notes to Financial Statements.

1253

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Real Estate Management & Development (0.5%)
Alexander & Baldwin, Inc.	29,200	$1,055,288
Altisource Portfolio Solutions S.A. (x)*	10,000	278,400
AV Homes, Inc.*	2,900	35,438
Consolidated-Tomoka Land Co. (x)	2,800	132,916
Forestar Group, Inc.*	25,821	307,012
FRP Holdings, Inc.*	500	17,250
Griffin Industrial Realty, Inc.	100	3,065
HFF, Inc., Class A	21,300	615,144
Kennedy-Wilson Holdings, Inc.	52,400	993,504
Marcus & Millichap, Inc.*	5,800	147,378
RE/MAX Holdings, Inc., Class A	10,000	402,600
RMR Group, Inc., Class A	2,026	62,745
St. Joe Co.*	36,400	645,008
Stratus Properties, Inc.*	200	3,746
Tejon Ranch Co.*	6,902	163,163

		4,862,657

Thrifts & Mortgage Finance (1.9%)
Astoria Financial Corp.	48,053	736,652
Bank Mutual Corp.	4,100	31,488
BankFinancial Corp.	15,421	184,898
Bear State Financial, Inc.	1,000	9,430
Beneficial Bancorp, Inc.*	46,738	594,507
BofI Holding, Inc. (x)*	30,800	545,468
Capitol Federal Financial, Inc.	78,400	1,093,680
Charter Financial Corp./Maryland	400	5,312
Clifton Bancorp, Inc.	10,004	150,760
Dime Community Bancshares, Inc.	15,501	263,672
ESSA Bancorp, Inc.	300	4,020
Essent Group Ltd.*	42,200	920,382
EverBank Financial Corp.	54,500	809,870
Federal Agricultural Mortgage Corp., Class C	4,300	149,726
First Defiance Financial Corp.	600	23,310
Flagstar Bancorp, Inc.*	6,500	158,665
Fox Chase Bancorp, Inc.	300	6,102
Hingham Institution for Savings	200	24,584
Home Bancorp, Inc.	200	5,494
HomeStreet, Inc.*	12,000	239,040
Impac Mortgage Holdings, Inc. (x)*	300	4,704
Kearny Financial Corp.	52,835	664,664
Lake Sunapee Bank Group	300	5,133
LendingTree, Inc. (x)*	4,900	432,817
Meridian Bancorp, Inc.	31,000	458,180
Meta Financial Group, Inc.	1,400	71,344
MGIC Investment Corp.*	191,787	1,141,133
Nationstar Mortgage Holdings, Inc. (x)*	16,600	186,916
NMI Holdings, Inc., Class A*	27,300	149,604
Northfield Bancorp, Inc.	39,383	584,050
Northwest Bancshares, Inc.	68,410	1,014,520
OceanFirst Financial Corp.	9,200	167,164
Ocwen Financial Corp. (x)*	89,400	152,874
Oritani Financial Corp.	28,850	461,312
PennyMac Financial Services, Inc., Class A*	1,400	17,486
PHH Corp.*	29,115	387,812

Provident Financial Holdings, Inc.	200	$3,660
Provident Financial Services, Inc.	38,216	750,562
Radian Group, Inc.	120,000	1,250,400
SI Financial Group, Inc.	200	2,648
Southern Missouri Bancorp, Inc. (x)	100	2,353
Territorial Bancorp, Inc.	5,495	145,453
TrustCo Bank Corp.	70,354	450,969
United Community Financial Corp./Ohio	2,900	17,632
United Financial Bancorp, Inc.	42,060	545,939
Walker & Dunlop, Inc.*	22,045	502,185
Washington Federal, Inc.	58,400	1,416,784
Waterstone Financial, Inc.	4,800	73,584
Westfield Financial, Inc.	300	2,310
WSFS Financial Corp.	17,400	560,106

		17,581,358

Total Financials		240,298,983

Health Care (13.5%)
Biotechnology (4.4%)
Acceleron Pharma, Inc.*	15,500	526,690
Achillion Pharmaceuticals, Inc. (x)*	59,900	467,220
Acorda Therapeutics, Inc.*	25,135	641,068
Adamas Pharmaceuticals, Inc. (x)*	4,400	66,616
Aduro Biotech, Inc. (x)*	18,800	212,628
Advaxis, Inc. (x)*	25,100	203,059
Adverum Biotechnologies, Inc. (x)*	24,300	76,788
Agenus, Inc. (x)*	52,700	213,435
Aimmune Therapeutics, Inc. (x)*	13,300	143,906
Akebia Therapeutics, Inc.*	10,100	75,548
Alder Biopharmaceuticals, Inc. (x)*	26,500	661,705
AMAG Pharmaceuticals, Inc. (x)*	19,200	459,264
Amicus Therapeutics, Inc. (x)*	64,400	351,624
Anavex Life Sciences Corp. (x)*	3,700	22,607
Anthera Pharmaceuticals, Inc. (x)*	18,200	56,238
Applied Genetic Technologies Corp.*	6,600	93,258
Ardelyx, Inc. (x)*	8,400	73,332
Arena Pharmaceuticals, Inc. (x)*	140,334	239,971
Argos Therapeutics, Inc. (x)*	3,400	20,842
ARIAD Pharmaceuticals, Inc. (x)*	95,000	702,050
Array BioPharma, Inc. (x)*	68,919	245,352
Arrowhead Pharmaceuticals, Inc. (x)*	34,100	181,412
Asterias Biotherapeutics, Inc. (x)*	4,700	11,280
Atara Biotherapeutics, Inc. (x)*	8,700	195,837
Athersys, Inc. (x)*	4,200	9,114
Avexis, Inc. (x)*	4,800	182,496
Axovant Sciences Ltd. (x)*	14,800	190,032
Bellicum Pharmaceuticals, Inc. (x)*	13,100	169,776
BioCryst Pharmaceuticals, Inc. (x)*	49,200	139,728
BioSpecifics Technologies Corp.*	2,600	103,844

See Notes to Financial Statements.

1254

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

BioTime, Inc. (x)*	23,200	$60,552
Bluebird Bio, Inc. (x)*	20,900	904,761
Blueprint Medicines Corp.*	9,800	198,450
Cara Therapeutics, Inc.*	10,800	51,948
Celator Pharmaceuticals, Inc. (x)*	18,500	558,330
Celldex Therapeutics, Inc. (x)*	56,278	247,060
Cellular Biomedicine Group, Inc. (x)*	1,300	15,587
Cepheid, Inc.*	41,649	1,280,707
ChemoCentryx, Inc.*	19,600	88,004
Chimerix, Inc.*	32,000	125,760
Cidara Therapeutics, Inc. (x)*	1,700	17,527
Clovis Oncology, Inc. (x)*	14,200	194,824
Coherus Biosciences, Inc. (x)*	12,300	207,747
Concert Pharmaceuticals, Inc.*	7,400	83,102
Corvus Pharmaceuticals, Inc. (x)*	400	5,704
Curis, Inc. (x)*	11,800	18,408
Cytokinetics, Inc. (x)*	20,700	196,443
CytomX Therapeutics, Inc. (x)*	3,600	36,774
CytRx Corp. (x)*	34,700	77,381
Dimension Therapeutics, Inc.*	1,100	6,600
Dynavax Technologies Corp. (x)*	15,750	229,635
Eagle Pharmaceuticals, Inc. (x)*	4,800	186,192
Edge Therapeutics, Inc. (x)*	1,000	10,110
Editas Medicine, Inc. (x)*	6,700	163,480
Eiger BioPharmaceuticals, Inc. (x)*	200	3,964
Emergent BioSolutions, Inc.*	17,000	478,040
Enanta Pharmaceuticals, Inc.*	7,800	171,990
Epizyme, Inc.*	17,400	178,176
Esperion Therapeutics, Inc. (x)*	10,700	105,716
Exact Sciences Corp. (x)*	47,700	584,325
Exelixis, Inc. (x)*	128,986	1,007,381
FibroGen, Inc.*	27,000	443,070
Five Prime Therapeutics, Inc.*	19,300	798,055
Flexion Therapeutics, Inc. (x)*	14,400	215,496
Fortress Biotech, Inc. (x)*	900	2,421
Foundation Medicine, Inc. (x)*	10,700	199,662
Galena Biopharma, Inc. (x)*	107,300	50,013
Genomic Health, Inc.*	11,412	295,514
Geron Corp. (x)*	75,011	201,030
Global Blood Therapeutics, Inc. (x)*	13,300	220,647
GlycoMimetics, Inc.*	600	4,362
Halozyme Therapeutics, Inc. (x)*	55,035	474,952
Heron Therapeutics, Inc. (x)*	13,900	250,895
Idera Pharmaceuticals, Inc. (x)*	61,100	93,483
Ignyta, Inc.*	17,000	92,140
Immune Design Corp. (x)*	6,800	55,488
ImmunoGen, Inc. (x)*	55,068	169,609
Immunomedics, Inc. (x)*	88,800	206,016
Infinity Pharmaceuticals, Inc. (x)*	53,900	71,687
Inotek Pharmaceuticals Corp.*	1,600	11,904
Inovio Pharmaceuticals, Inc. (x)*	40,300	372,372
Insmed, Inc.*	36,100	355,946
Insys Therapeutics, Inc. (x)*	13,300	172,102
Intellia Therapeutics, Inc. (x)*	6,100	130,235
Invitae Corp. (x)*	5,300	39,167
Ironwood Pharmaceuticals, Inc.*	86,000	1,124,450
Karyopharm Therapeutics, Inc.*	17,600	118,096
Keryx Biopharmaceuticals, Inc. (x)*	41,000	271,420

Kite Pharma, Inc. (x)*	22,150	$1,107,500
La Jolla Pharmaceutical Co. (x)*	8,900	142,400
Lexicon Pharmaceuticals, Inc. (x)*	23,911	343,123
Ligand Pharmaceuticals, Inc. (x)*	12,126	1,446,268
Lion Biotechnologies, Inc. (x)*	21,200	171,720
Loxo Oncology, Inc.*	6,600	152,988
MacroGenics, Inc.*	15,900	429,141
MannKind Corp. (x)*	196,900	228,404
Medgenics, Inc.*	2,800	15,540
MediciNova, Inc. (x)*	1,200	9,060
Merrimack Pharmaceuticals, Inc. (x)*	59,900	322,861
MiMedx Group, Inc. (x)*	57,000	454,860
Minerva Neurosciences, Inc. (x)*	27,100	276,691
Mirati Therapeutics, Inc. (x)*	13,800	75,348
Momenta Pharmaceuticals, Inc.*	31,728	342,662
Myriad Genetics, Inc. (x)*	39,200	1,199,520
NantKwest, Inc. (x)*	21,000	130,620
Natera, Inc.*	12,200	147,193
NewLink Genetics Corp. (x)*	11,200	126,112
Novavax, Inc. (x)*	138,659	1,008,051
OncoMed Pharmaceuticals, Inc. (x)*	11,000	135,410
Ophthotech Corp.*	17,200	877,716
Organovo Holdings, Inc. (x)*	59,850	222,642
Osiris Therapeutics, Inc. (x)	11,200	57,008
Otonomy, Inc. (x)*	12,700	201,676
OvaScience, Inc. (x)*	26,800	139,628
PDL BioPharma, Inc. (x)	104,627	328,529
Pfenex, Inc.*	3,300	27,621
PharmAthene, Inc. (x)*	1,700	4,148
Portola Pharmaceuticals, Inc.*	25,100	592,360
Progenics Pharmaceuticals, Inc. (x)*	54,200	228,724
Proteostasis Therapeutics, Inc. (x)*	600	7,278
Prothena Corp. plc (x)*	17,400	608,304
PTC Therapeutics, Inc. (x)*	32,300	226,746
Puma Biotechnology, Inc. (x)*	14,000	417,060
Radius Health, Inc. (x)*	16,500	606,375
Raptor Pharmaceutical Corp.*	37,800	202,986
REGENXBIO, Inc. (x)*	1,500	12,000
Regulus Therapeutics, Inc. (x)*	30,500	88,145
Repligen Corp.*	19,500	533,520
Retrophin, Inc. (x)*	19,700	350,857
Rigel Pharmaceuticals, Inc.*	54,640	121,847
Sage Therapeutics, Inc.*	15,000	451,950
Sangamo BioSciences, Inc. (x)*	34,000	196,860
Sarepta Therapeutics, Inc. (x)*	21,600	411,912
Seres Therapeutics, Inc. (x)*	7,000	203,350
Sorrento Therapeutics, Inc. (x)*	11,700	65,520
Spark Therapeutics, Inc. (x)*	9,669	494,376
Spectrum Pharmaceuticals, Inc.*	43,065	282,937
Stemline Therapeutics, Inc. (x)*	4,100	27,757
Syndax Pharmaceuticals, Inc.*	1,000	9,850
Synergy Pharmaceuticals, Inc. (x)*	102,600	389,880
Synthetic Biologics, Inc. (x)*	5,900	10,620
T2 Biosystems, Inc. (x)*	3,600	28,404
TESARO, Inc.*	12,500	1,050,625

See Notes to Financial Statements.

1255

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

TG Therapeutics, Inc. (x)*	22,700	$137,562
Tobira Therapeutics, Inc.*	2,288	28,737
Tokai Pharmaceuticals, Inc. (x)*	3,300	18,183
Trevena, Inc.*	16,200	102,060
Trovagene, Inc. (x)*	9,600	43,488
Ultragenyx Pharmaceutical, Inc.*	20,300	992,873
Vanda Pharmaceuticals, Inc.*	18,400	205,896
Versartis, Inc. (x)*	10,800	119,448
Vitae Pharmaceuticals, Inc. (x)*	6,600	71,214
Vital Therapies, Inc. (x)*	6,400	39,680
Voyager Therapeutics, Inc. (x)*	3,200	35,168
XBiotech, Inc. (x)*	10,200	213,384
Xencor, Inc.*	23,800	451,962
Zafgen, Inc.*	11,100	66,489
ZIOPHARM Oncology, Inc. (x)*	72,925	400,358

		41,342,815

Health Care Equipment & Supplies (3.3%)
Abaxis, Inc.	12,912	609,834
Accuray, Inc. (x)*	41,347	214,591
Analogic Corp.	8,616	684,455
AngioDynamics, Inc.*	16,200	232,794
Anika Therapeutics, Inc.*	7,500	402,375
AtriCure, Inc.*	13,000	183,690
Atrion Corp.	1,000	427,860
Avinger, Inc. (x)*	800	9,544
AxoGen, Inc. (x)*	700	4,816
Cantel Medical Corp.	19,175	1,317,898
Cardiovascular Systems, Inc. (x)*	26,300	483,262
Cerus Corp. (x)*	45,500	283,920
ConforMIS, Inc. (x)*	11,500	80,730
CONMED Corp.	17,787	848,974
Corindus Vascular Robotics, Inc. (x)*	5,600	8,008
CryoLife, Inc.	33,068	390,533
Cutera, Inc.*	1,400	15,694
Cynosure, Inc., Class A*	12,814	623,337
Endologix, Inc. (x)*	58,000	722,680
Entellus Medical, Inc.*	1,900	34,713
Exactech, Inc.*	3,400	90,916
GenMark Diagnostics, Inc. (x)*	22,700	197,490
Glaukos Corp.*	8,100	236,196
Globus Medical, Inc., Class A (x)*	37,000	881,710
Greatbatch, Inc.*	14,818	458,321
Haemonetics Corp.*	32,708	948,205
Halyard Health, Inc.*	26,300	855,276
HeartWare International, Inc.*	10,200	589,050
ICU Medical, Inc.*	9,545	1,076,199
Inogen, Inc.*	8,700	435,957
Insulet Corp.*	36,278	1,097,047
Integra LifeSciences Holdings Corp.*	17,044	1,359,770
Invacare Corp.	18,500	224,405
InVivo Therapeutics Holdings Corp. (x)*	6,400	36,992
iRadimed Corp.*	800	17,408
Iridex Corp. (x)*	500	7,395
K2M Group Holdings, Inc. (x)*	13,000	201,760
LDR Holding Corp.*	17,100	631,845
LeMaitre Vascular, Inc.	1,700	24,259
Masimo Corp.*	24,338	1,278,110
Meridian Bioscience, Inc.	25,677	500,701

Merit Medical Systems, Inc.*	28,107	$557,362
Natus Medical, Inc.*	19,400	733,320
Neogen Corp.*	23,967	1,348,144
Nevro Corp. (x)*	13,600	1,003,136
Novocure Ltd. (x)*	28,600	333,762
NuVasive, Inc.*	27,409	1,636,865
NxStage Medical, Inc.*	35,350	766,388
OraSure Technologies, Inc.*	42,586	251,683
Orthofix International N.V.*	12,400	525,760
Oxford Immunotec Global plc*	3,500	31,500
Penumbra, Inc. (x)*	14,400	856,800
Quidel Corp.*	19,500	348,270
Rockwell Medical, Inc. (x)*	35,200	266,464
RTI Surgical, Inc.*	33,449	120,082
Second Sight Medical Products, Inc. (x)*	29,300	104,894
Senseonics Holdings, Inc. (x)*	1,100	4,323
Spectranetics Corp. (x)*	24,400	456,524
STAAR Surgical Co. (x)*	22,300	122,873
SurModics, Inc.*	13,221	310,429
Symmetry Surgical, Inc.*	500	6,565
Tandem Diabetes Care, Inc.*	12,300	92,742
TransEnterix, Inc. (x)*	20,000	24,400
Utah Medical Products, Inc.	300	18,900
Vascular Solutions, Inc.*	10,268	427,765
Veracyte, Inc.*	2,500	12,575
Wright Medical Group N.V.*	53,433	928,131
Zeltiq Aesthetics, Inc. (x)*	20,000	546,600

		30,564,977

Health Care Providers & Services (2.6%)
AAC Holdings, Inc. (x)*	10,100	230,482
Aceto Corp.	16,600	363,374
Addus HomeCare Corp.*	2,300	40,089
Adeptus Health, Inc., Class A (x)*	10,500	542,430
Air Methods Corp. (x)*	22,550	807,966
Almost Family, Inc.*	4,100	174,701
Amedisys, Inc.*	15,634	789,204
American Renal Associates Holdings, Inc. (x)*	3,400	98,498
AMN Healthcare Services, Inc.*	31,600	1,263,052
BioScrip, Inc. (x)*	55,700	142,035
BioTelemetry, Inc.*	14,500	236,350
Capital Senior Living Corp.*	23,100	408,177
Chemed Corp.	10,890	1,484,416
Civitas Solutions, Inc.*	8,600	179,138
Community Health Systems, Inc. (x)*	62,400	751,920
CorVel Corp.*	7,600	328,168
Cross Country Healthcare, Inc.*	19,895	276,938
Diplomat Pharmacy, Inc. (x)*	25,900	906,500
Ensign Group, Inc.	28,800	605,088
ExamWorks Group, Inc.*	27,800	968,830
Genesis Healthcare, Inc.*	30,800	54,516
HealthEquity, Inc.*	30,000	911,550
HealthSouth Corp.	50,806	1,972,289
Healthways, Inc.*	18,947	218,838
Kindred Healthcare, Inc.	45,502	513,718
Landauer, Inc.	5,400	222,264
LHC Group, Inc.*	7,643	330,789
Magellan Health, Inc.*	13,815	908,613
Molina Healthcare, Inc.*	24,510	1,223,049

See Notes to Financial Statements.

1256

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

National HealthCare Corp.	7,200	$466,128
National Research Corp., Class A	6,725	92,133
Nobilis Health Corp. (x)*	9,100	20,293
Owens & Minor, Inc.#	40,500	1,513,890
PharMerica Corp.*	19,000	468,540
Providence Service Corp.*	5,523	247,872
Quorum Health Corp.*	4,600	49,266
RadNet, Inc.*	11,700	62,478
Select Medical Holdings Corp.*	59,303	644,624
Surgery Partners, Inc.*	12,300	220,170
Surgical Care Affiliates, Inc.*	15,200	724,584
Team Health Holdings, Inc.*	40,700	1,655,269
Teladoc, Inc. (x)*	14,000	224,280
Triple-S Management Corp., Class B*	13,836	338,013
U.S. Physical Therapy, Inc.	8,807	530,269
Universal American Corp.	21,750	164,865
USMD Holdings, Inc.*	200	3,748

		24,379,404

Health Care Technology (0.6%)
Castlight Health, Inc., Class B (x)*	36,250	143,550
Computer Programs & Systems, Inc. (x)	7,602	303,472
Cotiviti Holdings, Inc. (x)*	13,300	281,029
Evolent Health, Inc., Class A (x)*	8,700	167,040
HealthStream, Inc.*	13,000	344,760
HMS Holdings Corp.*	50,429	888,055
Imprivata, Inc.*	3,900	54,600
Medidata Solutions, Inc.*	36,000	1,687,320
Omnicell, Inc.*	21,055	720,712
Press Ganey Holdings, Inc.*	12,500	491,875
Quality Systems, Inc.	30,276	360,587
Vocera Communications, Inc.*	15,700	201,745

		5,644,745

Life Sciences Tools & Services (0.7%)
Accelerate Diagnostics, Inc. (x)*	13,100	188,509
Albany Molecular Research, Inc. (x)*	13,550	182,112
Cambrex Corp.*	19,500	1,008,735
ChromaDex Corp. (x)*	2,200	9,108
Enzo Biochem, Inc.*	2,600	15,522
Fluidigm Corp. (x)*	16,500	148,995
INC Research Holdings, Inc., Class A*	23,400	892,242
Luminex Corp.*	27,419	554,686
NanoString Technologies, Inc.*	3,600	45,360
NeoGenomics, Inc.*	17,500	140,700
Pacific Biosciences of California, Inc. (x)*	37,900	266,627
PAREXEL International Corp.*	32,737	2,058,503
PRA Health Sciences, Inc.*	17,700	739,152

		6,250,251

Pharmaceuticals (1.9%)
AcelRx Pharmaceuticals, Inc. (x)*	1,900	5,111
Aclaris Therapeutics, Inc. (x)*	2,500	46,175
Aerie Pharmaceuticals, Inc. (x)*	11,400	200,640
Agile Therapeutics, Inc.*	1,500	11,415

Amphastar Pharmaceuticals, Inc.*	30,400	$490,048
Ampio Pharmaceuticals, Inc. (x)*	2,600	3,354
ANI Pharmaceuticals, Inc. (x)*	3,950	220,489
Aratana Therapeutics, Inc. (x)*	21,950	138,724
Axsome Therapeutics, Inc. (x)*	500	3,770
Bio-Path Holdings, Inc. (x)*	1,700	3,383
Catalent, Inc.*	56,379	1,296,153
Cempra, Inc. (x)*	23,400	385,866
Collegium Pharmaceutical, Inc. (x)*	7,100	84,135
Corcept Therapeutics, Inc.*	41,100	224,406
Depomed, Inc. (x)*	34,300	672,966
Dermira, Inc.*	8,700	254,475
Durect Corp. (x)*	18,000	21,960
Egalet Corp. (x)*	700	3,472
Endocyte, Inc.*	18,100	58,101
Flex Pharma, Inc. (x)*	2,900	29,609
Heska Corp.*	1,100	40,887
Horizon Pharma plc*	91,200	1,502,064
Impax Laboratories, Inc.*	43,766	1,261,336
Innoviva, Inc. (x)	47,500	500,175
Intersect ENT, Inc.*	14,000	181,020
Intra-Cellular Therapies, Inc.*	19,400	753,108
Lannett Co., Inc. (x)*	14,800	352,092
Lipocine, Inc. (x)*	3,100	9,424
Medicines Co. (x)*	41,787	1,405,297
MyoKardia, Inc. (x)*	1,200	14,880
Nektar Therapeutics*	80,386	1,143,893
Neos Therapeutics, Inc. (x)*	1,500	13,920
Ocular Therapeutix, Inc. (x)*	18,300	90,585
Omeros Corp. (x)*	18,500	194,620
Pacira Pharmaceuticals, Inc.*	20,600	694,838
Paratek Pharmaceuticals, Inc. (x)*	2,500	34,775
Phibro Animal Health Corp., Class A	10,050	187,533
Prestige Brands Holdings, Inc.*	29,800	1,650,920
Reata Pharmaceuticals, Inc., Class A (x)*	5,700	112,575
Relypsa, Inc. (x)*	18,450	341,325
Revance Therapeutics, Inc. (x)*	13,600	184,960
Sagent Pharmaceuticals, Inc.*	16,300	244,174
SciClone Pharmaceuticals, Inc.*	24,900	325,194
Sucampo Pharmaceuticals, Inc., Class A*	18,200	199,654
Supernus Pharmaceuticals, Inc.*	26,500	539,805
Teligent, Inc. (x)*	31,200	222,768
Tetraphase Pharmaceuticals, Inc. (x)*	25,400	109,220
TherapeuticsMD, Inc. (x)*	94,600	804,100
Theravance Biopharma, Inc. (x)*	20,000	453,800
Titan Pharmaceuticals, Inc. (x)*	15,400	84,238
WaVe Life Sciences Ltd. (x)*	1,900	39,311
XenoPort, Inc.*	33,300	234,432
Zogenix, Inc.(x)*	15,312	123,262

		18,204,437

Total Health Care		126,386,629

Industrials (13.7%)
Aerospace & Defense (1.4%)
AAR Corp.	22,412	523,096
Aerojet Rocketdyne Holdings, Inc. (x)*	41,500	758,620

See Notes to Financial Statements.

1257

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Aerovironment, Inc.*	11,621	$323,064
American Science & Engineering, Inc.	3,777	141,298
Astronics Corp.*	9,600	319,296
Cubic Corp.	12,186	489,390
Curtiss-Wright Corp.	24,917	2,099,257
DigitalGlobe, Inc.*	35,865	767,152
Ducommun, Inc.*	500	9,890
Engility Holdings, Inc.*	7,400	156,288
Esterline Technologies Corp.*	19,387	1,202,769
KEYW Holding Corp. (x)*	7,900	78,526
KLX, Inc.*	29,800	923,800
Kratos Defense & Security Solutions, Inc. (x)*	3,400	13,940
Mercury Systems, Inc.*	19,400	482,284
Moog, Inc., Class A*	21,853	1,178,314
National Presto Industries, Inc.	600	56,610
TASER International, Inc. (x)*	33,600	835,968
Teledyne Technologies, Inc.*	20,754	2,055,684
Triumph Group, Inc.	27,900	990,450
Vectrus, Inc.*	600	17,094

		13,422,790

Air Freight & Logistics (0.5%)
Air Transport Services Group, Inc.*	29,400	381,024
Atlas Air Worldwide Holdings, Inc.*	14,327	593,425
Echo Global Logistics, Inc.*	13,600	304,912
Forward Air Corp.	19,340	861,210
Hub Group, Inc., Class A*	19,033	730,296
Park-Ohio Holdings Corp.	1,800	50,904
XPO Logistics, Inc. (x)*	55,376	1,454,174

		4,375,945

Airlines (0.4%)
Allegiant Travel Co.	7,577	1,147,916
Hawaiian Holdings, Inc.*	32,200	1,222,312
SkyWest, Inc.	29,400	777,924
Virgin America, Inc.*	14,000	786,940

		3,935,092

Building Products (1.1%)
AAON, Inc.	28,800	792,288
Advanced Drainage Systems, Inc. (x)	19,000	520,030
American Woodmark Corp.*	7,200	477,936
Apogee Enterprises, Inc.	15,900	736,965
Armstrong Flooring, Inc.*	5,600	94,920
Builders FirstSource, Inc. (x)*	47,400	533,250
Caesarstone Ltd. (x)*	13,500	469,260
Continental Building Products, Inc.*	14,900	331,227
CSW Industrials, Inc. (x)*	2,500	81,525
Gibraltar Industries, Inc.*	14,500	457,765
Griffon Corp.	17,543	295,775
Insteel Industries, Inc.	10,300	294,477
Masonite International Corp.*	17,000	1,124,380
NCI Building Systems, Inc.*	11,900	190,281
Nortek, Inc.*	4,600	272,826
Patrick Industries, Inc.*	8,250	497,393
PGT, Inc.*	24,100	248,230

Ply Gem Holdings, Inc.*	5,000	$72,850
Quanex Building Products Corp.	18,867	350,738
Simpson Manufacturing Co., Inc.	25,919	1,035,982
Trex Co., Inc.*	16,700	750,164
Universal Forest Products, Inc.	10,854	1,006,057

		10,634,319

Commercial Services & Supplies (2.4%)
ABM Industries, Inc.	30,732	1,121,103
ACCO Brands Corp.*	78,886	814,892
Brady Corp., Class A	26,641	814,149
Brink’s Co.	29,600	843,304
Casella Waste Systems, Inc., Class A*	1,100	8,635
CECO Environmental Corp.	1,400	12,236
Deluxe Corp.	30,461	2,021,697
Ennis, Inc.	14,356	275,348
Essendant, Inc.	26,672	815,096
G&K Services, Inc., Class A	12,482	955,747
Healthcare Services Group, Inc.	39,669	1,641,503
Heritage-Crystal Clean, Inc.*	600	7,326
Herman Miller, Inc.	41,791	1,249,133
HNI Corp.	24,341	1,131,613
InnerWorkings, Inc.*	3,800	31,426
Interface, Inc.	40,298	614,544
Kimball International, Inc., Class B	8,000	91,040
Knoll, Inc.	26,658	647,256
Matthews International Corp., Class A	20,159	1,121,647
McGrath RentCorp	19,645	600,941
Mobile Mini, Inc.	24,495	848,507
MSA Safety, Inc.	19,907	1,045,715
Multi-Color Corp.	7,200	456,480
NL Industries, Inc.*	4,345	11,167
Quad/Graphics, Inc.	16,400	381,956
SP Plus Corp.*	1,400	31,612
Steelcase, Inc., Class A	47,672	646,909
Team, Inc.*	14,800	367,484
Tetra Tech, Inc.#	33,537	1,031,095
U.S. Ecology, Inc.	12,300	565,185
UniFirst Corp.	9,705	1,123,063
Viad Corp.	11,124	344,844
VSE Corp.	300	20,040
West Corp.	29,500	579,970

		22,272,663

Construction & Engineering (0.9%)
Aegion Corp.*	22,362	436,283
Ameresco, Inc., Class A*	900	3,933
Argan, Inc.	7,200	300,384
Comfort Systems USA, Inc.	20,743	675,599
Dycom Industries, Inc. (x)*	19,216	1,724,828
EMCOR Group, Inc.	34,599	1,704,347
Granite Construction, Inc.	21,973	1,000,870
Great Lakes Dredge & Dock Corp.*	12,600	54,936
IES Holdings, Inc. (x)*	600	7,452
MasTec, Inc.*	38,062	849,544
MYR Group, Inc.*	8,400	202,272
NV5 Global, Inc.*	1,300	36,972

See Notes to Financial Statements.

1258

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Primoris Services Corp.	21,700	$410,781
Tutor Perini Corp.*	23,995	565,082

		7,973,283

Electrical Equipment (0.6%)
AZZ, Inc.	14,586	874,868
Babcock & Wilcox Enterprises, Inc.*	25,900	380,471
Encore Wire Corp.	17,428	649,716
EnerSys, Inc.	27,039	1,608,009
Generac Holdings, Inc.*	39,700	1,387,912
General Cable Corp.	33,700	428,327
LSI Industries, Inc.	1,000	11,070
Plug Power, Inc. (x)*	26,200	48,732
Powell Industries, Inc.	2,700	106,218
Sunrun, Inc. (x)*	18,800	111,484
Thermon Group Holdings, Inc.*	18,400	353,464
Vicor Corp.*	4,200	42,294

		6,002,565

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	28,426	538,388

Machinery (3.4%)
Actuant Corp., Class A	32,513	735,119
Alamo Group, Inc.	5,400	356,238
Albany International Corp., Class A	18,891	754,318
Altra Industrial Motion Corp.	22,700	612,446
American Railcar Industries, Inc. (x)	3,300	130,251
Astec Industries, Inc.	10,543	591,989
Barnes Group, Inc.	35,606	1,179,271
Blue Bird Corp. (x)*	400	4,760
Briggs & Stratton Corp.	33,744	714,698
Chart Industries, Inc.*	19,421	468,629
CIRCOR International, Inc.	11,109	633,102
CLARCOR, Inc.	29,974	1,823,318
Columbus McKinnon Corp.	7,500	106,125
Douglas Dynamics, Inc.	12,500	321,625
Energy Recovery, Inc.*	16,700	148,463
EnPro Industries, Inc.	12,954	575,028
ESCO Technologies, Inc.	16,952	677,063
Federal Signal Corp.	44,600	574,448
Franklin Electric Co., Inc.	33,552	1,108,894
Global Brass & Copper Holdings, Inc.	12,000	327,480
Gorman-Rupp Co.	14,937	409,423
Greenbrier Cos., Inc. (x)	16,300	474,819
Harsco Corp.	46,500	308,760
Hillenbrand, Inc.	35,200	1,057,408
Hyster-Yale Materials Handling, Inc.	5,700	339,093
John Bean Technologies Corp.	17,131	1,048,760
Joy Global, Inc. (x)	55,800	1,179,612
Kadant, Inc.	4,900	252,399
Kennametal, Inc.	44,700	988,317
Lindsay Corp. (x)	8,175	554,755
Lydall, Inc.*	8,300	320,048
Manitowoc Co., Inc.	71,900	391,855
Meritor, Inc.*	56,835	409,212
Milacron Holdings Corp.*	7,000	101,570
Miller Industries, Inc.	300	6,177

Mueller Industries, Inc.	38,114	$1,215,074
Mueller Water Products, Inc., Class A	103,693	1,184,174
Navistar International Corp. (x)*	28,600	334,334
NN, Inc. (x)	12,700	177,673
Omega Flex, Inc.	200	7,608
Proto Labs, Inc.*	13,900	800,084
RBC Bearings, Inc.*	12,700	920,750
Rexnord Corp.*	57,500	1,128,725
SPX Corp.*	23,500	348,975
SPX FLOW, Inc.*	20,000	521,400
Standex International Corp.	9,079	750,198
Sun Hydraulics Corp.	15,750	467,618
Tennant Co.	11,231	605,014
Titan International, Inc. (x)	10,000	62,000
TriMas Corp.*	26,900	484,200
Wabash National Corp.*	47,300	600,710
Watts Water Technologies, Inc., Class A	16,359	953,075
Woodward, Inc.	29,933	1,725,338

		31,972,423

Marine (0.1%)
Costamare, Inc.	5,700	43,719
Matson, Inc.	28,900	933,181

		976,900

Professional Services (1.4%)
Acacia Research Corp.	18,141	79,820
Advisory Board Co.*	23,284	824,021
Barrett Business Services, Inc.	1,000	41,320
CBIZ, Inc.*	27,400	285,234
CEB, Inc.	21,504	1,326,367
CRA International, Inc.*	800	20,176
Exponent, Inc.	16,846	983,975
Franklin Covey Co.*	300	4,599
FTI Consulting, Inc.*	23,500	955,980
GP Strategies Corp.*	800	17,352
Heidrick & Struggles International, Inc.	10,200	172,176
Hill International, Inc.*	1,000	4,070
Huron Consulting Group, Inc.*	14,744	890,832
ICF International, Inc.*	13,700	560,330
IDI, Inc. (x)*	1,900	8,987
Insperity, Inc.	10,987	848,526
Kelly Services, Inc., Class A	16,534	313,650
Kforce, Inc.	20,200	341,178
Korn/Ferry International	28,352	586,886
Mistras Group, Inc.*	3,400	81,158
Navigant Consulting, Inc.*	26,532	428,492
On Assignment, Inc.*	31,600	1,167,620
Resources Connection, Inc.	21,995	325,086
RPX Corp.*	21,900	200,823
TriNet Group, Inc.*	23,200	482,328
TrueBlue, Inc.*	24,015	454,364
WageWorks, Inc.*	20,215	1,209,059

		12,614,409

Road & Rail (0.4%)
ArcBest Corp.	17,400	282,750
Celadon Group, Inc.	6,600	53,922
Covenant Transportation Group, Inc., Class A*	1,100	19,877

See Notes to Financial Statements.

1259

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Heartland Express, Inc. (x)	29,355	$510,483
Knight Transportation, Inc. (x)	37,550	998,079
Marten Transport Ltd.	7,250	143,550
Roadrunner Transportation Systems, Inc.*	12,500	93,250
Saia, Inc.*	13,800	346,932
Swift Transportation Co. (x)*	58,200	896,862
Universal Logistics Holdings, Inc.	200	2,580
Werner Enterprises, Inc.	25,566	587,251
YRC Worldwide, Inc.*	11,500	101,200

		4,036,736

Trading Companies & Distributors (1.0%)
Aircastle Ltd.	26,955	527,240
Applied Industrial Technologies, Inc.	24,688	1,114,416
Beacon Roofing Supply, Inc.*	32,276	1,467,590
BMC Stock Holdings, Inc.*	31,200	555,984
DXP Enterprises, Inc.*	3,400	50,762
GATX Corp. (x)	23,100	1,015,707
GMS, Inc. (x)*	7,400	164,650
H&E Equipment Services, Inc.	17,900	340,637
Kaman Corp.	16,392	696,988
MRC Global, Inc.*	58,200	827,022
Neff Corp., Class A*	800	8,744
NOW, Inc.*	60,500	1,097,470
Rush Enterprises, Inc., Class A*	22,200	478,410
Rush Enterprises, Inc., Class B*	200	4,158
SiteOne Landscape Supply, Inc.*	5,100	173,349
TAL International Group, Inc.	16,500	221,265
Textainer Group Holdings Ltd. (x)	12,200	135,908
Titan Machinery, Inc. (x)*	1,200	13,380
Univar, Inc.*	22,540	426,231
Veritiv Corp.*	1,100	41,338

		9,361,249

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	27,900	374,418

Total Industrials		128,491,180

Information Technology (17.0%)
Communications Equipment (1.7%)
ADTRAN, Inc.	37,906	706,947
Aerohive Networks, Inc. (x)*	2,100	13,902
Applied Optoelectronics, Inc. (x)*	4,100	45,715
Bel Fuse, Inc., Class B	500	8,890
Black Box Corp.	11,343	148,366
CalAmp Corp.*	23,700	350,997
Calix, Inc.*	3,200	22,112
Ciena Corp.*	77,659	1,456,103
Clearfield, Inc. (x)*	1,200	21,468
Comtech Telecommunications Corp.	9,300	119,412
Digi International, Inc.*	6,800	72,964
Emcore Corp.*	1,900	11,286
Extreme Networks, Inc.*	57,500	194,925
Finisar Corp.*	66,800	1,169,668
Harmonic, Inc.*	82,659	235,578
Infinera Corp.*	86,261	973,024
InterDigital, Inc.	21,325	1,187,376

Ixia*	38,263	$375,743
KVH Industries, Inc.*	300	2,310
Lumentum Holdings, Inc.*	28,600	692,120
NETGEAR, Inc.*	22,029	1,047,259
NetScout Systems, Inc.*	51,154	1,138,177
Oclaro, Inc. (x)*	54,800	267,424
Plantronics, Inc.	24,559	1,080,596
Polycom, Inc.*	79,600	895,500
ShoreTel, Inc.*	29,500	197,355
Silicom Ltd. (x)	200	5,980
Sonus Networks, Inc.*	24,848	215,929
Ubiquiti Networks, Inc. (x)*	17,100	661,086
ViaSat, Inc.*	27,140	1,937,796
Viavi Solutions, Inc.*	132,700	879,801

		16,135,809

Electronic Equipment, Instruments & Components (2.7%)
Agilysys, Inc.*	600	6,282
Anixter International, Inc.*	17,958	956,802
AVX Corp.	26,100	354,438
Badger Meter, Inc.	8,530	622,946
Belden, Inc.	25,035	1,511,363
Benchmark Electronics, Inc.*	34,748	734,920
Coherent, Inc.*	13,352	1,225,447
Control4 Corp.*	4,000	32,640
CTS Corp.	22,600	404,992
Daktronics, Inc.	24,900	155,625
DTS, Inc.*	9,800	259,210
Electro Rent Corp.	6,000	92,460
Electro Scientific Industries, Inc.*	1,400	8,176
ePlus, Inc.*	3,100	253,549
Fabrinet*	18,500	686,720
FARO Technologies, Inc.*	10,567	357,482
II-VI, Inc.*	29,386	551,281
Insight Enterprises, Inc.*	20,443	531,518
InvenSense, Inc. (x)*	38,400	235,392
Itron, Inc.*	18,900	814,590
Kimball Electronics, Inc.*	9,300	115,785
Knowles Corp. (x)*	48,100	658,008
Littelfuse, Inc.	12,549	1,483,166
Maxwell Technologies, Inc. (x)*	1,500	7,920
Mesa Laboratories, Inc. (x)	800	98,400
Methode Electronics, Inc.	26,500	907,095
MTS Systems Corp.	10,502	460,408
Multi-Fineline Electronix, Inc.*	4,300	99,760
Novanta, Inc.*	19,300	292,395
OSI Systems, Inc.*	11,468	666,635
Park Electrochemical Corp.	15,472	224,808
PC Connection, Inc.	2,200	52,360
Plexus Corp.*	21,775	940,680
QLogic Corp.*	48,600	716,364
RadiSys Corp.*	2,100	9,408
Rofin-Sinar Technologies, Inc.*	15,825	505,450
Rogers Corp.*	13,684	836,092
Sanmina Corp.*	49,700	1,332,457
ScanSource, Inc.*	15,039	558,097
SYNNEX Corp.	15,862	1,504,035
Systemax, Inc.*	10,571	90,171
Tech Data Corp.*	20,700	1,487,295
TTM Technologies, Inc.*	41,001	308,738
Universal Display Corp.*	22,360	1,516,008

See Notes to Financial Statements.

1260

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Vishay Intertechnology, Inc.	76,500	$947,835
Vishay Precision Group, Inc.*	400	5,368

		25,620,571

Internet Software & Services (2.5%)
2U, Inc. (x)*	20,700	608,787
Alarm.com Holdings, Inc. (x)*	6,600	169,158
Amber Road, Inc. (x)*	2,700	20,817
Angie’s List, Inc.*	16,400	106,764
Apigee Corp. (x)*	2,100	25,662
Appfolio, Inc., Class A (x)*	900	13,014
Autobytel, Inc.*	1,500	20,805
Bankrate, Inc.*	32,929	246,309
Bazaarvoice, Inc.*	13,400	53,734
Benefitfocus, Inc. (x)*	5,700	217,284
Blucora, Inc.*	26,800	277,648
Box, Inc., Class A (x)*	40,800	421,872
Brightcove, Inc.*	3,100	27,280
Carbonite, Inc.*	3,700	36,001
Care.com, Inc.*	2,300	26,864
ChannelAdvisor Corp.*	3,800	55,062
Cimpress N.V. (x)*	14,200	1,313,216
comScore, Inc.*	29,918	714,442
Cornerstone OnDemand, Inc.*	34,000	1,294,040
Cvent, Inc.*	20,900	746,548
Demandware, Inc.*	21,300	1,595,370
DHI Group, Inc.*	6,300	39,249
EarthLink Holdings Corp.	55,833	357,331
Endurance International Group Holdings, Inc. (x)*	33,100	297,569
Envestnet, Inc.*	27,400	912,694
Everyday Health, Inc.*	2,100	16,548
Five9, Inc.*	14,700	174,930
Gogo, Inc. (x)*	32,200	270,158
GrubHub, Inc. (x)*	42,400	1,317,368
GTT Communications, Inc.*	11,600	214,368
Hortonworks, Inc. (x)*	20,800	222,352
inContact, Inc.*	33,500	463,975
Instructure, Inc.*	3,500	66,500
Intralinks Holdings, Inc.*	13,500	87,750
j2 Global, Inc.	27,578	1,742,102
Limelight Networks, Inc.*	84,300	125,607
Liquidity Services, Inc.*	10,500	82,320
LivePerson, Inc.*	28,200	178,788
LogMeIn, Inc.*	15,500	983,165
Marchex, Inc., Class B*	2,300	7,314
Marketo, Inc.*	28,300	985,406
MeetMe, Inc.*	13,000	69,290
MINDBODY, Inc., Class A*	5,100	82,314
Monster Worldwide, Inc.*	78,400	187,376
New Relic, Inc. (x)*	12,400	364,312
NIC, Inc.	46,855	1,027,999
Q2 Holdings, Inc.*	14,500	406,290
QuinStreet, Inc.*	4,000	14,200
Quotient Technology, Inc. (x)*	34,200	458,622
RealNetworks, Inc.*	10,725	46,225
Reis, Inc.	200	4,980
RetailMeNot, Inc.*	15,100	116,421
Rightside Group Ltd. (x)*	400	4,256
SciQuest, Inc.*	13,600	240,176
Shutterstock, Inc. (x)*	8,800	403,040
SPS Commerce, Inc.*	9,600	581,760

Stamps.com, Inc. (x)*	8,300	$725,586
TechTarget, Inc.*	2,500	20,250
TrueCar, Inc. (x)*	19,500	153,075
United Online, Inc.*	1,700	18,700
Web.com Group, Inc.*	28,400	516,312
WebMD Health Corp. (x)*	22,300	1,295,853
Xactly Corp.*	4,600	58,926
XO Group, Inc.*	2,700	47,061

		23,379,195

IT Services (2.1%)
Acxiom Corp.*	50,069	1,101,017
ALJ Regional Holdings, Inc. (x)*	500	2,500
Blackhawk Network Holdings, Inc.*	31,049	1,039,831
CACI International, Inc., Class A*	14,759	1,334,361
Cardtronics, Inc.*	31,600	1,257,996
Cass Information Systems, Inc.	7,181	371,258
Convergys Corp.	50,300	1,257,500
CSG Systems International, Inc.	21,665	873,316
Datalink Corp.*	1,000	7,500
EPAM Systems, Inc.*	27,600	1,774,956
EVERTEC, Inc.	37,900	588,966
ExlService Holdings, Inc.*	22,100	1,158,261
Forrester Research, Inc.	6,200	228,532
Hackett Group, Inc.	4,619	64,065
Higher One Holdings, Inc.*	1,300	6,643
Information Services Group, Inc.*	500	1,875
Lionbridge Technologies, Inc.*	10,100	39,895
ManTech International Corp., Class A	18,541	701,221
MAXIMUS, Inc.	38,968	2,157,658
MoneyGram International, Inc.*	8,900	60,965
NCI, Inc., Class A	400	5,620
NeuStar, Inc., Class A (x)*	34,700	815,797
Perficient, Inc.*	21,700	440,727
PFSweb, Inc.*	1,700	16,150
Planet Payment, Inc.*	3,500	15,715
Science Applications International Corp.	24,200	1,412,070
ServiceSource International, Inc.*	25,400	102,362
Sykes Enterprises, Inc.*	21,699	628,403
Syntel, Inc.*	17,964	813,051
TeleTech Holdings, Inc.	9,725	263,839
Travelport Worldwide Ltd.	59,600	768,244
Unisys Corp. (x)*	30,464	221,778
Virtusa Corp.*	16,500	476,520

		20,008,592

Semiconductors & Semiconductor Equipment (3.3%)
Acacia Communications, Inc.*	6,200	247,628
Advanced Energy Industries, Inc.*	26,403	1,002,258
Advanced Micro Devices, Inc. (x)*	359,100	1,845,774
Alpha & Omega Semiconductor Ltd.*	1,300	18,109
Ambarella, Inc. (x)*	16,600	843,446
Amkor Technology, Inc.*	42,300	243,225
Applied Micro Circuits Corp.*	44,200	283,764
Axcelis Technologies, Inc.*	4,800	12,912

See Notes to Financial Statements.

1261

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Brooks Automation, Inc.	59,550	$668,151
Cabot Microelectronics Corp.	16,920	716,393
Cavium, Inc. (x)*	30,300	1,169,580
CEVA, Inc.*	11,400	309,738
Cirrus Logic, Inc.*	36,467	1,414,555
Cohu, Inc.	600	6,510
Diodes, Inc.*	29,708	558,213
DSP Group, Inc.*	1,100	11,671
Entegris, Inc.*	77,946	1,127,878
Exar Corp.*	3,700	29,785
Fairchild Semiconductor International, Inc.*	72,000	1,429,200
FormFactor, Inc.*	32,983	296,518
GigPeak, Inc. (x)*	10,300	20,188
Inphi Corp.*	22,500	720,675
Integrated Device Technology, Inc.*	75,400	1,517,802
Intersil Corp., Class A	90,700	1,228,078
IXYS Corp.	10,800	110,700
Kopin Corp.*	4,500	9,990
Lattice Semiconductor Corp.*	84,300	451,005
MACOM Technology Solutions Holdings, Inc.*	13,200	435,336
MaxLinear, Inc., Class A*	30,593	550,062
Microsemi Corp.*	67,913	2,219,397
MKS Instruments, Inc.	33,872	1,458,528
Monolithic Power Systems, Inc.	22,496	1,536,927
Nanometrics, Inc.*	13,500	280,665
NeoPhotonics Corp.*	16,000	152,480
NVE Corp.	1,343	78,767
PDF Solutions, Inc.*	10,200	142,698
Photronics, Inc.*	35,600	317,196
Power Integrations, Inc.	18,524	927,497
Rambus, Inc.*	72,100	870,968
Rudolph Technologies, Inc.*	6,900	107,157
Semtech Corp.*	46,296	1,104,622
Sigma Designs, Inc.*	3,600	23,148
Silicon Laboratories, Inc.*	25,000	1,218,500
Synaptics, Inc.*	23,437	1,259,739
Tessera Technologies, Inc.	31,010	950,146
Ultra Clean Holdings, Inc.*	1,300	7,397
Ultratech, Inc.*	14,924	342,804
Veeco Instruments, Inc.*	30,694	508,293
Xcerra Corp.*	4,300	24,725

		30,810,798

Software (4.1%)
A10 Networks, Inc.*	6,600	42,702
ACI Worldwide, Inc.*	76,416	1,490,876
American Software, Inc., Class A	500	5,240
Aspen Technology, Inc.*	48,200	1,939,568
AVG Technologies N.V.*	23,100	438,669
Barracuda Networks, Inc. (x)*	14,600	221,044
Blackbaud, Inc.	26,487	1,798,467
Bottomline Technologies de, Inc.*	23,491	505,761
BroadSoft, Inc.*	16,600	681,098
Callidus Software, Inc.*	31,500	629,370
CommVault Systems, Inc.*	25,314	1,093,312
Digimarc Corp. (x)*	500	15,980
Ebix, Inc. (x)	12,200	584,380
Ellie Mae, Inc.*	18,600	1,704,690
EnerNOC, Inc. (x)*	5,900	37,288

Epiq Systems, Inc.	18,600	$271,560
Exa Corp.*	500	7,225
Fair Isaac Corp.	19,727	2,229,348
Fleetmatics Group plc*	21,500	931,595
Gigamon, Inc.*	15,400	575,806
Globant S.A. (x)*	14,500	570,575
Glu Mobile, Inc. (x)*	57,200	125,840
Guidance Software, Inc.*	500	3,095
HubSpot, Inc.*	16,300	707,746
Imperva, Inc.*	19,700	847,297
Infoblox, Inc.*	33,900	635,964
Interactive Intelligence Group, Inc.*	10,000	409,900
Jive Software, Inc.*	6,300	23,688
Mentor Graphics Corp.	68,418	1,454,567
MicroStrategy, Inc., Class A*	6,309	1,104,201
Mitek Systems, Inc.*	8,700	61,857
MobileIron, Inc.*	2,600	7,930
Model N, Inc.*	1,800	24,030
Monotype Imaging Holdings, Inc.	26,300	647,769
Park City Group, Inc. (x)*	500	4,485
Paycom Software, Inc. (x)*	24,900	1,075,929
Paylocity Holding Corp. (x)*	12,200	527,040
Pegasystems, Inc.	20,850	561,908
Progress Software Corp.*	31,977	878,088
Proofpoint, Inc. (x)*	25,800	1,627,722
PROS Holdings, Inc.*	14,900	259,707
QAD, Inc., Class A	300	5,781
Qlik Technologies, Inc.*	51,600	1,526,328
Qualys, Inc.*	20,300	605,143
Rapid7, Inc.*	7,300	91,834
RealPage, Inc.*	31,500	703,395
RingCentral, Inc., Class A*	30,300	597,516
Rosetta Stone, Inc.*	700	5,425
Rovi Corp.*	49,900	780,436
Rubicon Project, Inc.*	14,400	196,560
Sapiens International Corp. N.V.	1,800	21,078
SecureWorks Corp., Class A (x)*	5,700	80,370
Silver Spring Networks, Inc.*	20,300	246,645
Synchronoss Technologies, Inc.*	25,434	810,327
Take-Two Interactive Software, Inc.*	53,356	2,023,260
Tangoe, Inc. (x)*	12,000	92,640
Telenav, Inc.*	1,000	5,100
TiVo, Inc.*	66,167	655,053
TubeMogul, Inc. (x)*	5,400	64,260
Varonis Systems, Inc. (x)*	6,700	160,934
VASCO Data Security International, Inc. (x)*	14,200	232,738
Verint Systems, Inc.*	35,751	1,184,431
VirnetX Holding Corp. (x)*	9,200	36,800
Workiva, Inc. (x)*	3,300	45,078
Xura, Inc.*	15,600	381,108
Zedge, Inc., Class B*	—@	2
Zendesk, Inc. (x)*	45,900	1,210,842
Zix Corp.*	1,700	6,375

		38,532,776

Technology Hardware, Storage & Peripherals (0.6%)
3D Systems Corp. (x)*	60,700	830,983
Avid Technology, Inc.*	3,500	20,335
CPI Card Group, Inc. (x)	2,500	12,525

See Notes to Financial Statements.

1262

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Cray, Inc.*	25,400	$759,968
Diebold, Inc.	36,600	908,778
Eastman Kodak Co. (x)*	9,000	144,720
Electronics for Imaging, Inc.*	26,952	1,160,014
Immersion Corp. (x)*	2,600	19,084
Nimble Storage, Inc.*	23,500	187,060
Pure Storage, Inc., Class A (x)*	34,500	376,050
Silicon Graphics International Corp. (x)*	4,000	20,120
Stratasys Ltd. (x)*	28,800	659,232
Super Micro Computer, Inc.*	19,900	494,515
USA Technologies, Inc. (x)*	2,300	9,821

		5,603,205

Total Information Technology		160,090,946

Materials (4.5%)
Chemicals (2.5%)
A. Schulman, Inc.	13,843	338,046
American Vanguard Corp.	9,900	149,589
Axiall Corp.	43,800	1,428,318
Balchem Corp.	19,085	1,138,420
Calgon Carbon Corp.	35,038	460,750
Chase Corp.	1,100	64,977
Chemtura Corp.*	42,400	1,118,512
Chermours Co. (x)	103,600	853,664
Ferro Corp.*	52,173	698,075
Flotek Industries, Inc. (x)*	31,000	409,200
FutureFuel Corp.	4,800	52,224
GCP Applied Technologies, Inc.*	40,100	1,044,204
H.B. Fuller Co.	28,859	1,269,507
Hawkins, Inc.	3,400	147,594
Ingevity Corp.*	24,100	820,364
Innophos Holdings, Inc.	14,913	629,478
Innospec, Inc.	17,400	800,226
KMG Chemicals, Inc.	800	20,792
Koppers Holdings, Inc.*	15,013	461,349
Kraton Performance Polymers, Inc.*	23,400	653,562
Kronos Worldwide, Inc. (x)	20,600	108,150
LSB Industries, Inc. (x)*	3,200	38,656
Minerals Technologies, Inc.	21,250	1,207,000
Olin Corp.	92,501	2,297,725
OMNOVA Solutions, Inc.*	16,200	117,450
PolyOne Corp.	54,300	1,913,532
Quaker Chemical Corp.	9,100	811,720
Rayonier Advanced Materials, Inc.	22,700	308,493
Sensient Technologies Corp.	24,725	1,756,464
Stepan Co.	12,488	743,411
TerraVia Holdings, Inc. (x)*	32,400	84,888
Trecora Resources*	600	6,258
Tredegar Corp.	14,129	227,759
Trinseo S.A. (x)*	16,300	699,759
Tronox Ltd., Class A (x)	11,600	51,156

		22,931,272

Construction Materials (0.2%)
Headwaters, Inc.*	45,700	819,858
Summit Materials, Inc., Class A*	35,716	730,750
U.S. Concrete, Inc.(x)*	8,300	505,553
United States Lime & Minerals, Inc.	500	29,495

		2,085,656

Containers & Packaging (0.1%)
AEP Industries, Inc.	700	$56,322
Greif, Inc., Class A	17,400	648,498
Greif, Inc., Class B	700	38,325
Multi Packaging Solutions International Ltd.*	11,500	153,525
Myers Industries, Inc.	21,400	308,160

		1,204,830

Metals & Mining (1.1%)
AK Steel Holding Corp. (x)*	132,700	618,382
Allegheny Technologies, Inc. (x)	61,400	782,850
Carpenter Technology Corp. (x)	28,500	938,505
Century Aluminum Co. (x)*	36,700	232,311
Cliffs Natural Resources, Inc. (x)*	86,500	490,455
Coeur Mining, Inc. (x)*	76,236	812,676
Commercial Metals Co.	63,100	1,066,390
Ferroglobe plc	35,400	304,794
Handy & Harman Ltd.*	1,000	26,190
Haynes International, Inc.	8,833	283,363
Hecla Mining Co. (x)	199,429	1,017,088
Kaiser Aluminum Corp.	9,591	867,122
Materion Corp.	7,345	181,862
Redcorp Ventures Ltd. (b)*†	46,400	—
Ryerson Holding Corp.*	5,000	87,500
Schnitzer Steel Industries, Inc., Class A	10,500	184,800
Stillwater Mining Co.*	75,678	897,541
SunCoke Energy, Inc.	32,010	186,298
TimkenSteel Corp. (x)	22,700	218,374
Worthington Industries, Inc.	27,480	1,162,404

		10,358,905

Paper & Forest Products (0.6%)
Boise Cascade Co.*	22,700	520,965
Clearwater Paper Corp.*	10,838	708,480
Deltic Timber Corp.	4,353	292,217
KapStone Paper and Packaging Corp.	54,972	715,186
Louisiana-Pacific Corp.*	89,148	1,546,718
Neenah Paper, Inc.	10,700	774,359
P.H. Glatfelter Co.	28,215	551,885
Schweitzer-Mauduit International, Inc.	16,964	598,490

		5,708,300

Total Materials		42,288,963

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.8%)
8x8, Inc.*	57,000	832,770
ATN International, Inc.	6,800	529,108
Cincinnati Bell, Inc.*	118,537	541,714
Cogent Communications Holdings, Inc.	23,225	930,394
Consolidated Communications Holdings, Inc. (x)	34,635	943,457
FairPoint Communications, Inc.*	200	2,936
General Communication, Inc., Class A*	18,400	290,720
Globalstar, Inc. (x)*	268,800	325,248
Hawaiian Telcom Holdco, Inc.*	500	10,595

See Notes to Financial Statements.

1263

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

IDT Corp., Class B	9,900	$140,481
Inteliquent, Inc.	18,627	370,491
Intelsat S.A. (x)*	12,600	32,508
Iridium Communications, Inc. (x)*	46,500	412,920
Lumos Networks Corp.*	11,360	137,456
ORBCOMM, Inc.*	33,500	333,325
pdvWireless, Inc. (x)*	5,700	121,923
Straight Path Communications, Inc., Class B (x)*	3,300	91,311
Vonage Holdings Corp.*	101,100	616,710
Windstream Holdings, Inc. (x)	56,900	527,463

		7,191,530

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	22,500	200,700
Shenandoah Telecommunications Co.	26,848	1,048,683
Spok Holdings, Inc.	15,100	289,391

		1,538,774

Total Telecommunication Services		8,730,304

Utilities (4.2%)
Electric Utilities (1.3%)
ALLETE, Inc.	28,423	1,836,979
El Paso Electric Co.	21,946	1,037,387
Empire District Electric Co.	30,023	1,019,881
Genie Energy Ltd., Class B*	600	4,062
IDACORP, Inc.	29,208	2,376,071
MGE Energy, Inc.	23,179	1,309,961
Otter Tail Corp.	22,725	761,060
PNM Resources, Inc.	48,881	1,732,343
Portland General Electric Co.	50,632	2,233,884
Spark Energy, Inc., Class A	3,300	109,065

		12,420,693

Gas Utilities (1.4%)
Chesapeake Utilities Corp.	11,250	744,525
Delta Natural Gas Co., Inc. (x)	200	5,388
New Jersey Resources Corp.	46,322	1,785,713
Northwest Natural Gas Co.	15,142	981,504
ONE Gas, Inc.	30,000	1,997,700
South Jersey Industries, Inc.	41,952	1,326,522
Southwest Gas Corp.	26,036	2,049,294
Spire, Inc.	25,052	1,774,684
WGL Holdings, Inc.	31,025	2,196,260

		12,861,590

Independent Power and Renewable Electricity Producers (0.6%)
Atlantic Power Corp.	7,300	18,104
Atlantica Yield plc (x)	27,694	514,554
Dynegy, Inc.*	71,223	1,227,885
NRG Yield, Inc., Class A (x)	19,300	293,746
NRG Yield, Inc., Class C (x)	35,782	557,841
Ormat Technologies, Inc.	25,700	1,124,632
Pattern Energy Group, Inc. (x)	29,200	670,724
Talen Energy Corp.*	47,100	638,205
TerraForm Global, Inc., Class A (x)	21,300	69,438
TerraForm Power, Inc., Class A (x)*	49,500	539,550
Vivint Solar, Inc. (x)*	37,400	114,818

		5,769,497

Multi-Utilities (0.6%)
Avista Corp.	36,899	$1,653,075
Black Hills Corp.	28,419	1,791,534
NorthWestern Corp.	26,878	1,695,195
Unitil Corp.	11,200	477,904

		5,617,708

Water Utilities (0.3%)
American States Water Co.	23,758	1,041,076
Artesian Resources Corp., Class A	700	23,744
California Water Service Group	24,400	852,292
Connecticut Water Service, Inc.	6,200	348,440
Consolidated Water Co., Ltd.	700	9,142
Global Water Resources, Inc. (x)	300	2,640
Middlesex Water Co.	9,100	394,758
SJW Corp.	8,800	346,544
York Water Co.	1,200	38,448

		3,057,084

Total Utilities		39,726,572

Total Common Stocks (98.9%) (Cost $679,342,379)		928,986,760

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Chelsea Therapeutics International Ltd. (Contingent Value Shares) (b)*†	48,600	2,916
Durata Therapeutics, Inc. (Contingent Value Shares) (b)*†	9,800	1,176
Dyax Corp. (Contingent Value Shares) (b)*†	85,268	70,986

		75,078

Pharmaceuticals (0.0%)
Furiex Pharmaceuticals, Inc. (Contingent Value Shares) (b)*†	10,000	—
Omthera Pharmaceuticals, Inc. (Contingent Value Shares) (b)*†	5,500	2,475

		2,475

Total Health Care		77,553

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc. (Contingent Value Shares) (b)*†	44,800	100,800

Total Telecommunication Services		100,800

Total Rights (0.0%) (Cost $—)		178,353

See Notes to Financial Statements.

1264

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EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENTS:
Investment Company (1.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	12,252,205	$12,252,205

	Principal Amount	Value (Note 1)
Repurchase Agreements (12.1%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $9,100,114, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $9,282,002. (xx)	$9,100,000	9,100,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $6,000,068, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $6,120,009. (xx)	6,000,000	6,000,000
Deutsche Bank Securities, Inc., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $8,000,089, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-1.125%, maturing 12/31/17-2/28/21; total market value $8,160,001. (xx)	8,000,000	8,000,000
HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $3,000,032, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $3,060,062. (xx)	3,000,000	3,000,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $8,000,080, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $8,160,038. (xx)	8,000,000	8,000,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $11,994,874, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $12,234,631. (xx)	11,994,735	11,994,735

Natixis, 0.600%, dated 6/30/16, due 7/1/16, repurchase price $10,000,167, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50; total market value $10,200,170. (xx)	$10,000,000	$10,000,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $1,500,020, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $1,530,021. (xx)	1,500,000	1,500,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $8,000,107, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $8,160,110. (xx)	8,000,000	8,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $5,000,056, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $5,100,000. (xx)	5,000,000	5,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/6/16, repurchase price $10,000,667, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.750%, maturing 10/31/17-8/15/42; total market value $10,200,000. (xx)	10,000,000	10,000,000
RBC Capital Markets, 0.420%, dated 6/30/16, due 7/1/16, repurchase price $7,000,082, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-4.500%, maturing 8/1/26-3/1/46; total market value $7,140,000. (xx)	7,000,000	7,000,000
RBS Securities, Inc., 0.400%, dated 6/30/16, due 7/5/16, repurchase price $7,000,389, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-6.125%, maturing 2/28/17-5/15/44; total market value $7,140,136. (xx)	7,000,000	7,000,000

See Notes to Financial Statements.

1265

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $8,000,087, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $8,160,018. (xx)	$8,000,000	$8,000,000
Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $5,000,233, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.250%, maturing 6/30/17-5/15/44; total market value $5,100,001. (xx)	5,000,000	5,000,000
Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $6,000,280, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 12/8/16-2/15/37; total market value $6,120,002. (xx)	6,000,000	6,000,000

Total Repurchase Agreements		113,594,735

Total Short-Term Investments (13.4%) (Cost $125,846,940)		125,846,940

Total Investments (112.3%) (Cost $805,189,319)		1,055,012,053
Other Assets Less Liabilities (-12.3%)		(115,948,454)

Net Assets (100%)		$939,063,599

*	Non-income producing.
†	Securities (totaling $224,593 or 0.0% of net assets) held at fair value by management.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,459,347.
@	Shares are less than 0.5.
(b)	Illiquid Security.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $110,745,058. This was secured by collateral of $113,594,735 which was received as cash and subsequently invested in short-term investments currently valued at $113,594,735, as reported in the Portfolio of Investments, and $561,514 collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.000%, maturing 7/14/16-2/15/46.

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	69	September-16	$7,926,191	$7,917,060	$(9,131)

See Notes to Financial Statements.

1266

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)(b)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (c)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (d)		Total
Assets:
Common Stocks
Consumer Discretionary	$125,715,791	$19,934	$—		$125,735,725
Consumer Staples	29,144,251	—	—		29,144,251
Energy	28,093,207	—	—		28,093,207
Financials	240,249,678	3,065	46,240		240,298,983
Health Care	126,386,629	—	—		126,386,629
Industrials	128,491,180	—	—		128,491,180
Information Technology	159,585,496	505,450	—		160,090,946
Materials	41,640,465	648,498	—	(e)	42,288,963
Telecommunication Services	8,730,304	—	—		8,730,304
Utilities	39,726,572	—	—		39,726,572
Rights
Health Care	—	—	77,553		77,553
Telecommunication Services	—	—	100,800		100,800
Short-Term Investments
Investment Companies	12,252,205	—	—		12,252,205
Repurchase Agreements	—	113,594,735	—		113,594,735

Total Assets	$940,015,778	$114,771,682	$224,593		$1,055,012,053

Liabilities:
Futures	$(9,131)	$—	$—		$(9,131)

Total Liabilities	$(9,131)	$—	$—		$(9,131)

Total	$940,006,647	$114,771,682	$224,593		$1,055,002,922

(a)	A security with a market value of $359,376 transferred from Level 2 to Level 1 at the end of the period due to active trading.
(b)	A security with a market value of $130,620 transferred from Level 3 to Level 1 at the end of the period due to active trading.
(c)	Securities with a market value of $1,153,949 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.
(d)	A security with a market value of $46,240 transferred from Level 1 to Level 3 at the end of the period due to inactive trading.
(e)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(9,131	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1267

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$(44,853)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$111,518

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $7,138,000 during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$9,100,000	$—	$9,100,000	$(9,100,000)	$—
Deutsche Bank AG	6,000,000	—	6,000,000	(6,000,000)	—
Deutsche Bank Securities, Inc.	8,000,000	—	8,000,000	(8,000,000)	—
HSBC Securities, Inc.	11,000,000	—	11,000,000	(11,000,000)	—
Merrill Lynch PFS, Inc.	11,994,735	—	11,994,735	(11,994,735)	—
Natixis	19,500,000	—	19,500,000	(19,500,000)	—
Nomura Securities Co., Ltd.	15,000,000	—	15,000,000	(15,000,000)	—
RBC Capital Markets	7,000,000	—	7,000,000	(7,000,000)	—
RBS Securities, Inc.	15,000,000	—	15,000,000	(15,000,000)	—
Societe Generale S.A.	11,000,000	—	11,000,000	(11,000,000)	—

Total	$113,594,735	$—	$113,594,735	$(113,594,735)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$112,898,407
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$134,036,506

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$333,537,861
Aggregate gross unrealized depreciation	(86,952,958)

Net unrealized appreciation	$246,584,903

Federal income tax cost of investments	$808,427,150

See Notes to Financial Statements.

1268

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EQ/SMALL COMPANY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $691,594,584)	$941,417,318
Repurchase Agreements (Cost $113,594,735)	113,594,735
Cash	2,265,124
Dividends, interest and other receivables	1,186,740
Receivable from Separate Accounts for Trust shares sold	753,866
Receivable for securities sold	270,807
Security lending income receivable	161,903
Due from broker for futures variation margin	126,271
Due from Custodian	105,319
Other assets	9,982

Total assets	1,059,892,065

LIABILITIES
Payable on return of securities loaned	113,594,735
Payable for securities purchased	6,082,418
Payable to Separate Accounts for Trust shares redeemed	630,127
Investment management fees payable	193,006
Distribution fees payable – Class IB	166,863
Administrative fees payable	78,029
Distribution fees payable – Class IA	17,379
Trustees’ fees payable	1,421
Accrued expenses	64,488

Total liabilities	120,828,466

NET ASSETS	$939,063,599

Net assets were comprised of:
Paid in capital	$631,367,032
Accumulated undistributed net investment income (loss)	5,324,542
Accumulated undistributed net realized gain (loss) on investments and futures	52,558,422
Net unrealized appreciation (depreciation) on investments and futures	249,813,603

Net assets	$939,063,599

Class IA
Net asset value, offering and redemption price per share, $85,087,128 / 8,266,188 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.29

Class IB
Net asset value, offering and redemption price per share, $811,174,189 / 78,755,031 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.30

Class K
Net asset value, offering and redemption price per share, $42,802,282 / 4,155,286 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.30

(x)	Includes value of securities on loan of $110,745,058.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,586 foreign withholding tax)	$7,129,156
Interest	6,575
Securities lending (net)	328,603

Total income	7,464,334

EXPENSES
Investment management fees	1,114,834
Distribution fees – Class IB	964,685
Administrative fees	450,976
Distribution fees – Class IA	99,103
Custodian fees	36,122
Professional fees	31,332
Printing and mailing expenses	30,487
Trustees’ fees	11,027
Miscellaneous	11,368

Total expenses	2,749,934

NET INVESTMENT INCOME (LOSS)	4,714,400

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	49,674,920
Futures	(44,853)

Net realized gain (loss)	49,630,067

Change in unrealized appreciation (depreciation) on:
Investments	(38,997,234)
Futures	111,518

Net change in unrealized appreciation (depreciation)	(38,885,716)

NET REALIZED AND UNREALIZED GAIN (LOSS)	10,744,351

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,458,751

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,714,400	$8,038,231
Net realized gain (loss) on investments and futures	49,630,067	85,348,680
Net change in unrealized appreciation (depreciation) on investments and futures	(38,885,716)	(139,582,051)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,458,751	(46,195,140)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(698,547)
Class IB	—	(6,898,064)
Class K	—	(482,109)

	—	(8,078,720)

Distributions from net realized capital gains
Class IA	—	(7,118,249)
Class IB	—	(70,354,122)
Class K	—	(3,788,731)

	—	(81,261,102)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(89,339,822)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 654,827 and 2,401,933 shares, respectively ]	6,356,666	28,305,570
Capital shares issued in reinvestment of dividends and distributions [ 0 and 781,605 shares, respectively ]	—	7,816,796
Capital shares repurchased [ (580,452) and (2,446,654) shares, respectively ]	(5,608,626)	(28,003,230)

Total Class IA transactions	748,040	8,119,136

Class IB
Capital shares sold [ 2,438,770 and 6,876,572 shares, respectively ]	23,743,358	80,649,373
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,718,900 shares, respectively ]	—	77,252,186
Capital shares repurchased [ (5,101,076) and (9,019,150) shares, respectively ]	(49,078,134)	(105,714,719)

Total Class IB transactions	(25,334,776)	52,186,840

Class K
Capital shares sold [ 325,327 and 1,046,125 shares, respectively ]	3,165,243	12,333,815
Capital shares issued in reinvestment of dividends and distributions [ 0 and 427,249 shares, respectively ]	—	4,270,840
Capital shares repurchased [ (563,397) and (1,005,197) shares, respectively ]	(5,349,736)	(11,812,734)

Total Class K transactions	(2,184,493)	4,791,921

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(26,771,229)	65,097,897

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,312,478)	(70,437,065)
NET ASSETS:
Beginning of period	950,376,077	1,020,813,142

End of period (a)	$939,063,599	$950,376,077

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$5,324,542	$610,142

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IA		2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.10	$11.70	$12.27	$9.71	$9.07	$10.52

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.09	0.08	0.08	0.12	0.09
Net realized and unrealized gain (loss) on investments and futures	0.14	(0.65)	0.51	3.53	1.28	(0.52)

Total from investment operations	0.19	(0.56)	0.59	3.61	1.40	(0.43)

Less distributions:
Dividends from net investment income	—	(0.09)	(0.09)	(0.10)	(0.13)	(0.10)
Distributions from net realized gains	—	(0.95)	(1.07)	(0.95)	(0.63)	(0.92)

Total dividends and distributions	—	(1.04)	(1.16)	(1.05)	(0.76)	(1.02)

Net asset value, end of period	$10.29	$10.10	$11.70	$12.27	$9.71	$9.07

Total return (b)	1.88%	(4.63)%	4.87%	37.45%	15.55%	(3.79)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$85,087	$82,776	$87,206	$85,096	$53,627	$56,302
Ratio of expenses to average net assets (a)(f)	0.63%	0.62%	0.63%	0.63%	0.63%	0.37%
Ratio of net investment income (loss) to average net assets (a)(f)	1.05%	0.77%	0.65%	0.71%	1.20%	0.84%
Portfolio turnover rate (z)^	12%	17%	14%	15%	16%	18%

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IB		2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.11	$11.70	$12.28	$9.72	$9.07	$10.52

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.09	0.08	0.08	0.12	0.06
Net realized and unrealized gain (loss) on investments and futures	0.14	(0.64)	0.50	3.53	1.29	(0.52)

Total from investment operations	0.19	(0.55)	0.58	3.61	1.41	(0.46)

Less distributions:
Dividends from net investment income	—	(0.09)	(0.09)	(0.10)	(0.13)	(0.07)
Distributions from net realized gains	—	(0.95)	(1.07)	(0.95)	(0.63)	(0.92)

Total dividends and distributions	—	(1.04)	(1.16)	(1.05)	(0.76)	(0.99)

Net asset value, end of period	$10.30	$10.11	$11.70	$12.28	$9.72	$9.07

Total return (b)	1.88%	(4.54)%	4.78%	37.42%	15.66%	(4.04)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$811,174	$823,229	$887,691	$922,001	$718,214	$667,025
Ratio of expenses to average net assets (a)(f)	0.63%	0.62%	0.63%	0.63%	0.63%	0.62%
Ratio of net investment income (loss) to average net assets (a)(f)	1.05%	0.77%	0.64%	0.69%	1.22%	0.61%
Portfolio turnover rate (z)^	12%	17%	14%	15%	16%	18%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				August 26, 2011* to December 31, 2011
Class K		2015	2014	2013	2012
Net asset value, beginning of period	$10.10	$11.70	$12.27	$9.71	$9.07	$9.14

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.09	0.11	0.10	0.15	0.04
Net realized and unrealized gain (loss) on investments and futures	0.14	(0.62)	0.51	3.54	1.28	0.91

Total from investment operations	0.20	(0.53)	0.62	3.64	1.43	0.95

Less distributions:
Dividends from net investment income	—	(0.12)	(0.12)	(0.13)	(0.16)	(0.10)
Distributions from net realized gains	—	(0.95)	(1.07)	(0.95)	(0.63)	(0.92)

Total dividends and distributions	—	(1.07)	(1.19)	(1.08)	(0.79)	(1.02)

Net asset value, end of period	$10.30	$10.10	$11.70	$12.27	$9.71	$9.07

Total return (b)	1.98%	(4.38)%	5.12%	37.80%	15.84%	10.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$42,802	$44,370	$45,916	$46,570	$85,459	$79,345
Ratio of expenses to average net assets (a)(f)	0.38%	0.37%	0.38%	0.38%	0.38%	0.37%
Ratio of net investment income (loss) to average net assets (a)(f)	1.29%	1.02%	0.89%	0.88%	1.47%	1.05%
Portfolio turnover rate (z)^	12%	17%	14%	15%	16%	18%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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Sector Weightings as of June 30, 2016	% of Net Assets
Information Technology	32.0%
Consumer Discretionary	26.3
Health Care	18.7
Industrials	8.6
Financials	7.4
Repurchase Agreements	4.4
Consumer Staples	3.7
Investment Companies	1.1
Materials	1.1
Telecommunication Services	0.6
Cash and Other	(3.9)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$939.61	$5.30
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.39	5.52
Class IB
Actual	1,000.00	939.48	5.30
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.39	5.52
Class K
Actual	1,000.00	940.50	4.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.64	4.27

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.10%, 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (26.3%)
Auto Components (1.0%)
BorgWarner, Inc.	138,300	$4,082,616
Delphi Automotive plc	78,800	4,932,880

		9,015,496

Automobiles (1.8%)
Ferrari N.V. (x)	107,820	4,413,073
Tesla Motors, Inc. (x)*	60,204	12,780,105

		17,193,178

Hotels, Restaurants & Leisure (4.3%)
Hilton Worldwide Holdings, Inc.	253,700	5,715,861
Las Vegas Sands Corp.	99,165	4,312,686
Marriott International, Inc., Class A (x)	109,000	7,244,140
MGM Resorts International*	506,546	11,463,136
Royal Caribbean Cruises Ltd.	63,800	4,284,170
Starbucks Corp.	135,064	7,714,855

		40,734,848

Internet & Catalog Retail (14.0%)
Amazon.com, Inc.*	112,902	80,794,929
Ctrip.com International Ltd. (ADR) (x)*	36,200	1,491,440
Netflix, Inc.*	124,110	11,353,583
Priceline Group, Inc.*	31,164	38,905,449

		132,545,401

Media (0.2%)
Walt Disney Co.	19,028	1,861,319

Specialty Retail (4.2%)
AutoZone, Inc.*	13,344	10,593,001
Lowe’s Cos., Inc.	164,296	13,007,314
Ross Stores, Inc.	125,626	7,121,738
Tractor Supply Co.	105,258	9,597,425

		40,319,478

Textiles, Apparel & Luxury Goods (0.8%)
Hanesbrands, Inc.	316,800	7,961,184

Total Consumer Discretionary		249,630,904

Consumer Staples (3.7%)
Food & Staples Retailing (1.6%)
Costco Wholesale Corp.	25,210	3,958,978
Walgreens Boots Alliance, Inc.	136,900	11,399,663

		15,358,641

Food Products (0.7%)
Mondelez International, Inc., Class A	149,400	6,799,194

Tobacco (1.4%)
Philip Morris International, Inc.	128,800	13,101,536

Total Consumer Staples		35,259,371

Financials (7.4%)
Capital Markets (2.8%)
BlackRock, Inc.	7,200	2,466,216
Morgan Stanley	487,300	12,660,054
State Street Corp.	97,400	$5,251,808
TD Ameritrade Holding Corp.	229,578	6,537,233

		26,915,311

Diversified Financial Services (1.2%)
Intercontinental Exchange, Inc.	43,261	11,073,086

Real Estate Investment Trusts (REITs) (3.4%)
American Tower Corp. (REIT)	164,457	18,683,960
Crown Castle International Corp. (REIT)	98,674	10,008,504
Equinix, Inc. (REIT)	8,300	3,218,159

		31,910,623

Total Financials		69,899,020

Health Care (18.7%)
Biotechnology (3.9%)
Alexion Pharmaceuticals, Inc.*	81,357	9,499,243
Biogen, Inc.*	29,274	7,079,039
BioMarin Pharmaceutical, Inc.*	20,600	1,602,680
Celgene Corp.*	67,780	6,685,142
Gilead Sciences, Inc.	23,760	1,982,059
Incyte Corp.*	28,600	2,287,428
Vertex Pharmaceuticals, Inc.*	93,697	8,059,816

		37,195,407

Health Care Equipment & Supplies (2.7%)
Intuitive Surgical, Inc.*	24,100	15,939,981
Stryker Corp.	76,000	9,107,080

		25,047,061

Health Care Providers & Services (6.7%)
Aetna, Inc.	90,239	11,020,889
Anthem, Inc.	82,200	10,796,148
Cigna Corp.	58,200	7,449,018
Humana, Inc.	63,509	11,423,999
McKesson Corp.	49,932	9,319,808
UnitedHealth Group, Inc.	98,692	13,935,310

		63,945,172

Life Sciences Tools & Services (0.4%)
Illumina, Inc.*	26,000	3,649,880

Pharmaceuticals (5.0%)
Allergan plc*	77,305	17,864,412
Bristol-Myers Squibb Co.	338,100	24,867,255
Zoetis, Inc.	102,400	4,859,904

		47,591,571

Total Health Care		177,429,091

Industrials (8.6%)
Aerospace & Defense (1.3%)
Boeing Co.	92,696	12,038,430

Air Freight & Logistics (0.6%)
FedEx Corp.	39,000	5,919,420

Airlines (1.8%)
American Airlines Group, Inc.	467,200	13,226,432
Delta Air Lines, Inc.	45,206	1,646,855
United Continental Holdings, Inc.*	59,098	2,425,382

		17,298,669

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Conglomerates (3.6%)
Danaher Corp.	259,532	$26,212,732
Roper Technologies, Inc.	45,606	7,778,559

		33,991,291

Machinery (0.9%)
Flowserve Corp.	41,602	1,879,162
Illinois Tool Works, Inc.	14,200	1,479,072
Wabtec Corp.	67,843	4,764,614

		8,122,848

Professional Services (0.3%)
IHS, Inc., Class A*	27,200	3,144,592

Road & Rail (0.1%)
Kansas City Southern	14,700	1,324,323

Total Industrials		81,839,573

Information Technology (32.0%)
Communications Equipment (0.3%)
Palo Alto Networks, Inc.*	20,700	2,538,648

Internet Software & Services (13.0%)
Alphabet, Inc., Class A*	45,600	32,080,968
Alphabet, Inc., Class C*	40,705	28,171,931
Facebook, Inc., Class A*	357,700	40,877,956
Tencent Holdings Ltd.	617,400	14,065,426
VeriSign, Inc. (x)*	96,000	8,300,160

		123,496,441

IT Services (6.6%)
Fiserv, Inc.*	62,506	6,796,277
MasterCard, Inc., Class A	260,790	22,965,168
PayPal Holdings, Inc.*	198,200	7,236,282
Visa, Inc., Class A	347,908	25,804,336

		62,802,063

Semiconductors & Semiconductor Equipment (2.1%)
ASML Holding N.V. (N.Y. Shares)	82,500	8,184,825
NXP Semiconductors N.V.*	149,700	11,727,498

		19,912,323

Software (7.1%)
Microsoft Corp.	575,700	29,458,569
Mobileye N.V. (x)*	242,700	11,198,178
NetSuite, Inc. (x)*	64,089	4,665,679
salesforce.com, Inc.*	190,779	15,149,760
ServiceNow, Inc.*	108,847	7,227,441

		67,699,627

Technology Hardware, Storage & Peripherals (2.9%)
Apple, Inc.	288,874	27,616,355

Total Information Technology		304,065,457

Materials (1.1%)
Chemicals (0.7%)
Ashland, Inc.	56,900	6,530,413

Construction Materials (0.4%)
Martin Marietta Materials, Inc.	20,417	3,920,064

Total Materials		10,450,477

Telecommunication Services (0.6%)
Wireless Telecommunication Services (0.6%)
T-Mobile US, Inc.*	122,300	$5,291,921

Total Telecommunication Services		5,291,921

Total Common Stocks (98.4%) (Cost $681,748,237)		933,865,814

SHORT-TERM INVESTMENTS:
Investment Company (1.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	10,907,455	10,907,455

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.4%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $4,000,050, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $4,080,001. (xx)	$4,000,000	4,000,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $2,300,026, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776% -2.625%, maturing 12/15/17-6/10/25; total market value $2,346,004. (xx)	2,300,000	2,300,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $4,000,040, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $4,080,019. (xx)	4,000,000	4,000,000
HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $4,000,042, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $4,080,083. (xx)	4,000,000	4,000,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $10,357,131, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $10,564,152. (xx)	10,357,010	10,357,010

See Notes to Financial Statements.

1275

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EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Mizuho Securities USA, Inc., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $2,000,025, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.750%, maturing 5/31/17-5/31/23; total market value $2,040,000. (xx)	$2,000,000	$2,000,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $2,000,027, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $2,040,027. (xx)	2,000,000	2,000,000
Natixis, 0.600%, dated 6/30/16, due 7/1/16, repurchase price $2,000,033, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50; total market value $2,040,034. (xx)	2,000,000	2,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $3,000,033, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $3,060,000. (xx)	3,000,000	3,000,000
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $1,000,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $1,020,002. (xx)	1,000,000	1,000,000
Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $3,000,140, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 12/8/16-2/15/37; total market value $3,060,001. (xx)	3,000,000	3,000,000
Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $4,000,187, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.250%, maturing 6/30/17-5/15/44; total market value $4,080,000. (xx)	$4,000,000	$4,000,000

Total Repurchase Agreements		41,657,010

Total Short-Term Investments (5.5%) (Cost $52,564,465)		52,564,465

Total Investments (103.9%) (Cost $734,312,702)		986,430,279
Other Assets Less Liabilities (-3.9%)		(37,176,985)

Net Assets (100%)		$949,253,294

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $40,760,266. This was secured by collateral of $41,657,010 which was received as cash and subsequently invested in short-term investments currently valued at $41,657,010, as reported in the Portfolio of Investments.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$249,630,904	$—	$—	$249,630,904
Consumer Staples	35,259,371	—	—	35,259,371
Financials	69,899,020	—	—	69,899,020
Health Care	177,429,091	—	—	177,429,091
Industrials	81,839,573	—	—	81,839,573
Information Technology	290,000,031	14,065,426	—	304,065,457
Materials	10,450,477	—	—	10,450,477
Telecommunication Services	5,291,921	—	—	5,291,921
Short-Term Investments
Investment Companies	10,907,455	—	—	10,907,455
Repurchase Agreements	—	41,657,010	—	41,657,010

Total Assets	$930,707,843	$55,722,436	$—	$986,430,279

Total Liabilities	$—	$—	$—	$—

Total	$930,707,843	$55,722,436	$—	$986,430,279

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$4,000,000	$—	$4,000,000	$(4,000,000)	$—
Deutsche Bank AG	2,300,000	—	2,300,000	(2,300,000)	—
HSBC Securities, Inc.	8,000,000	—	8,000,000	(8,000,000)	—
Merrill Lynch PFS, Inc.	10,357,010	—	10,357,010	(10,357,010)	—
Mizuho Securities USA, Inc.	2,000,000	—	2,000,000	(2,000,000)	—
Natixis	4,000,000	—	4,000,000	(4,000,000)	—
Nomura Securities Co., Ltd.	3,000,000	—	3,000,000	(3,000,000)	—
RBS Securities, Inc.	1,000,000	—	1,000,000	(1,000,000)	—
Societe Generale S.A.	7,000,000	—	7,000,000	(7,000,000)	—

Total	$41,657,010	$—	$41,657,010	$(41,657,010)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$332,307,958
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$174,638,193

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$276,365,633
Aggregate gross unrealized depreciation	(24,774,910)

Net unrealized appreciation	$251,590,723

Federal income tax cost of investments	$734,839,556

For the six months ended June 30, 2016, the Portfolio incurred approximately $4,557 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $692,655,692)	$944,773,269
Repurchase Agreements (Cost $41,657,010)	41,657,010
Cash	2,325,000
Receivable for securities sold	6,165,751
Dividends, interest and other receivables	605,476
Receivable from Separate Accounts for Trust shares sold	165,742
Security lending income receivable	27,772
Other assets	10,831

Total assets	995,730,851

LIABILITIES
Payable on return of securities loaned	41,657,010
Payable for securities purchased	3,582,491
Investment management fees payable	566,885
Payable to Separate Accounts for Trust shares redeemed	409,725
Distribution fees payable – Class IB	129,220
Administrative fees payable	79,626
Distribution fees payable – Class IA	21,907
Trustees’ fees payable	1,244
Accrued expenses	29,449

Total liabilities	46,477,557

NET ASSETS	$949,253,294

Net assets were comprised of:
Paid in capital	$690,080,733
Accumulated undistributed net investment income (loss)	(585,510)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	7,642,944
Net unrealized appreciation (depreciation) on investments and foreign currency translations	252,115,127

Net assets	$949,253,294

Class IA
Net asset value, offering and redemption price per share, $105,913,367 / 2,921,988 shares outstanding (unlimited amount authorized: $0.01 par value)	$36.25

Class IB
Net asset value, offering and redemption price per share, $623,275,020 / 17,381,981 shares outstanding (unlimited amount authorized: $0.01 par value)	$35.86

Class K
Net asset value, offering and redemption price per share, $220,064,907 / 6,000,663 shares outstanding (unlimited amount authorized: $0.01 par value)	$36.67

(x)	Includes value of securities on loan of $40,760,266.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends (net of $7,785 foreign withholding tax)	$4,098,309
Interest	4,745
Securities lending (net)	66,492

Total income	4,169,546

EXPENSES
Investment management fees	3,440,814
Distribution fees – Class IB	759,711
Administrative fees	463,974
Distribution fees – Class IA	127,506
Professional fees	37,660
Printing and mailing expenses	31,472
Custodian fees	30,622
Trustees’ fees	10,858
Miscellaneous	7,545

Gross expenses	4,910,162
Less: Waiver from investment manager	(124,894)

Net expenses	4,785,268

NET INVESTMENT INCOME (LOSS)	(615,722)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	5,763,732
Foreign currency transactions	(489)

Net realized gain (loss)	5,763,243

Change in unrealized appreciation (depreciation) on:
Investments	(50,536,942)
Foreign currency translations	933

Net change in unrealized appreciation (depreciation)	(50,536,009)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(44,772,766)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(45,388,488)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(615,722)	$(2,761,453)
Net realized gain (loss) on investments and foreign currency transactions	5,763,243	44,424,004
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(50,536,009)	31,442,185

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(45,388,488)	73,104,736

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	—	(3,660,440)
Class IB	—	(23,294,240)
Class K	—	(3,120,470)

TOTAL DISTRIBUTIONS	—	(30,075,150)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 384,401 and 1,089,771 shares, respectively ]	13,622,101	42,338,777
Capital shares issued in reinvestment of distributions [ 0 and 96,329 shares, respectively ]	—	3,660,440
Capital shares repurchased [ (167,046) and (442,005) shares, respectively ]	(6,006,101)	(16,945,922)

Total Class IA transactions	7,616,000	29,053,295

Class IB
Capital shares sold [ 1,282,950 and 2,309,213 shares, respectively ]	45,346,413	88,954,507
Capital shares issued in reinvestment of distributions [ 0 and 619,669 shares, respectively ]	—	23,294,240
Capital shares repurchased [ (878,125) and (1,104,531) shares, respectively ]	(31,176,024)	(42,264,796)

Total Class IB transactions	14,170,389	69,983,951

Class K
Capital shares sold [ 4,259,855 and 504,670 shares, respectively ]	151,135,402	19,900,947
Capital shares issued in reinvestment of distributions [ 0 and 81,274 shares, respectively ]	—	3,120,470
Capital shares repurchased [ (516,417) and (818,663) shares, respectively ]	(18,610,620)	(31,768,405)

Total Class K transactions	132,524,782	(8,746,988)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	154,311,171	90,290,258

TOTAL INCREASE (DECREASE) IN NET ASSETS	108,922,683	133,319,844
NET ASSETS:
Beginning of period	840,330,611	707,010,767

End of period (a)	$949,253,294	$840,330,611

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(585,510)	$30,212

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IA		2015	2014	2013	2012	2011
Net asset value, beginning of period	$38.58	$36.32	$33.43	$24.24	$20.38	$20.73

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.04)	(0.15)	(0.13)	(0.12)	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.29)	3.84	3.02	9.31	3.89	(0.31)

Total from investment operations	(2.33)	3.69	2.89	9.19	3.86	(0.35)

Less distributions:
Distributions from net realized gains	—	(1.43)	—	—	—	—

Net asset value, end of period	$36.25	$38.58	$36.32	$33.43	$24.24	$20.38

Total return (b)	(6.04)%	10.22%	8.64%	37.91%	18.94%	(1.69)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$105,913	$104,350	$71,210	$47,268	$23,668	$11,796
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10%	1.10%	1.10%	1.10%	1.14%	0.90%
Before waivers (a)(f)	1.13%	1.13%	1.13%	1.14%	1.15%	0.90%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.20)%	(0.38)%	(0.37)%	(0.41)%	(0.13)%	(0.18)%
Before waivers (a)(f)	(0.22)%	(0.41)%	(0.41)%	(0.45)%	(0.14)%	(0.18)%
Portfolio turnover rate (z)^	19%	38%	37%	40%	29%	32%

Class IB	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
		2015	2014	2013	2012	2011
Net asset value, beginning of period	$38.17	$35.95	$33.09	$23.99	$20.17	$20.57

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.04)	(0.15)	(0.13)	(0.10)	(0.04)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.27)	3.80	2.99	9.20	3.86	(0.31)

Total from investment operations	(2.31)	3.65	2.86	9.10	3.82	(0.40)

Less distributions:
Distributions from net realized gains	—	(1.43)	—	—	—	—

Net asset value, end of period	$35.86	$38.17	$35.95	$33.09	$23.99	$20.17

Total return (b)	(6.05)%	10.22%	8.64%	37.93%	18.94%	(1.94)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$623,275	$647,977	$544,676	$490,761	$851,412	$673,234
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10%	1.10%	1.10%	1.10%	1.14%	1.15	%(c)
Before waivers (a)(f)	1.13%	1.13%	1.13%	1.14%	1.15%	1.15	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.20)%	(0.38)%	(0.38)%	(0.38)%	(0.18)%	(0.41)%
Before waivers (a)(f)	(0.23)%	(0.41)%	(0.41)%	(0.41)%	(0.19)%	(0.41)%
Portfolio turnover rate (z)^	19%	38%	37%	40%	29%	32%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				December 1, 2011* to December 31, 2011
Class K		2015	2014	2013	2012
Net asset value, beginning of period	$38.99	$36.60	$33.60	$24.30	$20.38	$20.57

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	(0.05)	(0.04)	(0.04)	0.02 †	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.34)	3.87	3.04	9.34	3.90	(0.20)

Total from investment operations	(2.32)	3.82	3.00	9.30	3.92	(0.19)

Less distributions:
Distributions from net realized gains	—	(1.43)	—	—	—	—

Net asset value, end of period	$36.67	$38.99	$36.60	$33.60	$24.30	$20.38

Total return (b)	(5.95)%	10.50%	8.93%	38.27%	19.23%	(0.92)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$220,065	$88,004	$91,125	$89,734	$62,799	$39,050
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%	0.85%	0.85%	0.85%	0.89%	0.96%
Before waivers (a)(f)	0.88%	0.88%	0.88%	0.89%	0.90%	0.96%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.09%	(0.13)%	(0.13)%	(0.16)%	0.09%	0.32%
Before waivers (a)(f)	0.06%	(0.16)%	(0.16)%	(0.19)%	0.08%	0.32%
Portfolio turnover rate (z)^	19%	38%	37%	40%	29%	32%
*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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EQ/UBS GROWTH AND INCOME PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Information Technology	19.8%
Financials	16.4
Health Care	16.0
Consumer Discretionary	15.9
Consumer Staples	12.8
Energy	7.5
Industrials	7.0
Repurchase Agreements	6.4
Materials	1.4
Telecommunication Services	1.1
Investment Companies	0.6
Cash and Other	(4.9)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IB
Actual	$1,000.00	$1,000.00	$5.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.64	5.27

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.05%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (15.9%)
Auto Components (1.2%)
Delphi Automotive plc	16,667	$1,043,354

Automobiles (1.8%)
General Motors Co.	56,820	1,608,006

Hotels, Restaurants & Leisure (1.6%)
Yum! Brands, Inc.	17,984	1,491,233

Household Durables (1.2%)
Lennar Corp., Class A	24,166	1,114,053

Internet & Catalog Retail (3.5%)
Amazon.com, Inc.*	3,173	2,270,662
Expedia, Inc.	8,942	950,535

		3,221,197

Media (5.6%)
CBS Corp. (Non-Voting), Class B	24,054	1,309,500
Time Warner, Inc.	19,334	1,421,822
Walt Disney Co.	24,173	2,364,603

		5,095,925

Specialty Retail (1.0%)
Best Buy Co., Inc.	29,147	891,898

Total Consumer Discretionary		14,465,666

Consumer Staples (12.8%)
Beverages (3.3%)
PepsiCo, Inc.	28,439	3,012,827

Food & Staples Retailing (2.0%)
Walgreens Boots Alliance, Inc.	21,251	1,769,571

Food Products (3.0%)
Mondelez International, Inc., Class A	60,806	2,767,281

Tobacco (4.5%)
Philip Morris International, Inc.	40,151	4,084,160

Total Consumer Staples		11,633,839

Energy (7.5%)
Energy Equipment & Services (2.7%)
Halliburton Co.	26,087	1,181,480
McDermott International, Inc. (x)*	161,703	798,813
Noble Corp. plc	56,279	463,739

		2,444,032

Oil, Gas & Consumable Fuels (4.8%)
Cobalt International Energy, Inc.*	142,707	191,227
EOG Resources, Inc.	16,370	1,365,586
Gulfport Energy Corp.*	25,108	784,876
Laredo Petroleum, Inc. (x)*	63,654	667,094
Oasis Petroleum, Inc.*	79,101	738,803
SM Energy Co. (x)	24,287	655,749

		4,403,335

Total Energy		6,847,367

Financials (16.4%)
Banks (4.0%)
JPMorgan Chase & Co.	27,641	1,717,612
U.S. Bancorp	23,337	941,181
Wells Fargo & Co.	21,174	1,002,165

		3,660,958

Capital Markets (1.1%)
Morgan Stanley	39,254	$1,019,819

Consumer Finance (1.6%)
American Express Co.	24,104	1,464,559

Insurance (5.9%)
Aflac, Inc.	18,850	1,360,216
Aon plc	18,570	2,028,401
Lincoln National Corp.	21,947	850,885
MetLife, Inc.	29,014	1,155,628

		5,395,130

Real Estate Investment Trusts (REITs) (3.8%)
Digital Realty Trust, Inc. (REIT) (x)	13,507	1,472,128
Simon Property Group, Inc. (REIT)	9,100	1,973,790

		3,445,918

Total Financials		14,986,384

Health Care (16.0%)
Biotechnology (3.4%)
Alnylam Pharmaceuticals, Inc.*	16,703	926,849
Atara Biotherapeutics, Inc. (x)*	13,125	295,444
Emergent BioSolutions, Inc.*	12,417	349,166
Lexicon Pharmaceuticals, Inc. (x)*	97,835	1,403,932
TG Therapeutics, Inc. (x)*	16,793	101,766

		3,077,157

Health Care Providers & Services (2.5%)
Envision Healthcare Holdings, Inc.*	36,831	934,403
UnitedHealth Group, Inc.	9,795	1,383,054

		2,317,457

Life Sciences Tools & Services (1.2%)
Bio-Rad Laboratories, Inc., Class A*	7,290	1,042,616

Pharmaceuticals (8.9%)
Allergan plc*	7,099	1,640,508
Catalent, Inc.*	54,016	1,241,828
Eli Lilly & Co.	21,590	1,700,213
Impax Laboratories, Inc.*	23,326	672,255
Mallinckrodt plc*	20,509	1,246,537
Medicines Co. (x)*	22,402	753,379
Teva Pharmaceutical Industries Ltd. (ADR)	17,340	870,988

		8,125,708

Total Health Care		14,562,938

Industrials (7.0%)
Aerospace & Defense (1.4%)
United Technologies Corp.	12,345	1,265,980

Airlines (1.3%)
United Continental Holdings, Inc.*	28,254	1,159,544

Machinery (2.1%)
Caterpillar, Inc.	19,060	1,444,939
Colfax Corp.*	19,396	513,218

		1,958,157

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Road & Rail (2.2%)
Union Pacific Corp.	22,481	$1,961,467

Total Industrials		6,345,148

Information Technology (19.8%)
Communications Equipment (0.6%)
Arista Networks, Inc. (x)*	8,596	553,411

Electronic Equipment, Instruments & Components (2.4%)
CDW Corp.	20,743	831,379
Dolby Laboratories, Inc., Class A	16,477	788,425
Jabil Circuit, Inc.	31,113	574,657

		2,194,461

Internet Software & Services (3.0%)
Cornerstone OnDemand, Inc.*	21,358	812,885
Facebook, Inc., Class A*	16,874	1,928,361

		2,741,246

IT Services (1.9%)
Visa, Inc., Class A	23,631	1,752,711

Semiconductors & Semiconductor Equipment (7.9%)
Broadcom Ltd.	6,700	1,041,180
Lam Research Corp.	9,325	783,859
Maxim Integrated Products, Inc.	21,719	775,151
Micron Technology, Inc.*	107,810	1,483,466
NXP Semiconductors N.V.*	9,218	722,138
ON Semiconductor Corp.*	84,997	749,673
Qorvo, Inc.*	14,329	791,821
Skyworks Solutions, Inc.	12,538	793,405

		7,140,693

Software (2.7%)
Check Point Software Technologies Ltd.*	15,174	1,209,065
VMware, Inc., Class A (x)*	21,914	1,253,919

		2,462,984

Technology Hardware, Storage & Peripherals (1.3%)
Western Digital Corp.	25,536	1,206,831

Total Information Technology		18,052,337

Materials (1.4%)
Chemicals (1.4%)
Dow Chemical Co.	26,365	1,310,604

Total Materials		1,310,604

Telecommunication Services (1.1%)
Wireless Telecommunication Services (1.1%)
T-Mobile US, Inc.*	22,454	971,585

Total Telecommunication Services		971,585

Total Common Stocks (97.9%) (Cost $83,014,174)		89,175,868

SHORT-TERM INVESTMENTS:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	528,406	528,406

	Principal Amount	Value (Note 1)

Repurchase Agreements (6.4%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $700,009, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $714,000. (xx)	$700,000	$700,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $500,006, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $510,001. (xx)	500,000	500,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $1,500,015, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/13/16-18/15/42; total market value $1,530,007. (xx)	1,500,000	1,500,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $1,108,655, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $1,130,815. (xx)	1,108,642	1,108,642
Natixis, 0.600%, dated 6/30/16, due 7/1/16, repurchase price $500,008, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50 ; total market value $510,009. (xx)	500,000	500,000
Natixis, 0.480%, dated 0, due 7/1/16, repurchase price $500,007, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $510,007. (xx)	500,000	500,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $500,007, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $510,007. (xx)	500,000	500,000

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $500,006, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $510,000. (xx)	$500,000	$500,000
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $50,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $51,000. (xx)	50,000	50,000

Total Repurchase Agreements		5,858,642

Total Short-Term Investments (7.0%) (Cost $6,387,048)		6,387,048

Total Investments (104.9%) (Cost $89,401,222)		95,562,916
Other Assets Less Liabilities (-4.9%)		(4,499,372)

Net Assets (100%)		$91,063,544

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $5,714,392. This was secured by collateral of $5,858,642 which was received as cash and subsequently invested in short-term investments currently valued at $5,858,642, as reported in the Portfolio of Investments.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$14,465,666	$—	$—	$14,465,666
Consumer Staples	11,633,839	—	—	11,633,839
Energy	6,847,367	—	—	6,847,367
Financials	14,986,384	—	—	14,986,384
Health Care	14,562,938	—	—	14,562,938
Industrials	6,345,148	—	—	6,345,148
Information Technology	18,052,337	—	—	18,052,337
Materials	1,310,604	—	—	1,310,604
Telecommunication Services	971,585	—	—	971,585
Short-Term Investments
Investment Companies	528,406	—	—	528,406
Repurchase Agreements	—	5,858,642	—	5,858,642

Total Assets	$89,704,274	$5,858,642	$—	$95,562,916

Total Liabilities	$—	$—	$—	$—

Total	$89,704,274	$5,858,642	$—	$95,562,916

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The Portfolio held no derivatives contracts during six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$700,000	$—	$700,000	$(700,000)	$—
Deutsche Bank AG	500,000	—	500,000	(500,000)	—
HSBC Securities, Inc.	1,500,000	—	1,500,000	(1,500,000)	—
Merrill Lynch PFS, Inc.	1,108,642	—	1,108,642	(1,108,642)	—
Natixis	1,500,000	—	1,500,000	(1,500,000)	—
Nomura Securities Co., Ltd.	500,000	—	500,000	(500,000)	—
RBS Securities, Inc.	50,000	—	50,000	(50,000)	—

Total	$5,858,642	$—	$5,858,642	$(5,858,642)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$20,672,255
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$24,167,192

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,072,139
Aggregate gross unrealized depreciation	(7,925,718)

Net unrealized appreciation	$6,146,421

Federal income tax cost of investments	$89,416,495

For the six months ended June 30, 2016, the Portfolio incurred approximately $67 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $83,542,580)	$89,704,274
Repurchase Agreements (Cost $5,858,642)	5,858,642
Cash	298,748
Receivable for securities sold	2,954,532
Dividends, interest and other receivables	94,087
Receivable from Separate Accounts for Trust shares sold	11,059
Due from Custodian	9,115
Security lending income receivable	3,864
Other assets	994

Total assets	98,935,315

LIABILITIES
Payable on return of securities loaned	5,858,642
Payable for securities purchased	1,826,395
Payable to Separate Accounts for Trust shares redeemed	84,135
Investment management fees payable	46,023
Distribution fees payable – Class IB	18,830
Administrative fees payable	7,613
Trustees’ fees payable	88
Accrued expenses	30,045

Total liabilities	7,871,771

NET ASSETS	$91,063,544

Net assets were comprised of:
Paid in capital	$83,861,466
Accumulated undistributed net investment income (loss)	498,202
Accumulated undistributed net realized gain (loss) on investments	542,182
Net unrealized appreciation (depreciation) on investments	6,161,694

Net assets	$91,063,544

Class IB
Net asset value, offering and redemption price per share, $91,063,544 / 10,906,557 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.35

(x)	Includes value of securities on loan of $5,714,392.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends	$954,766
Interest	675
Securities lending (net)	7,093

Total income	962,534

EXPENSES
Investment management fees	332,024
Distribution fees – Class IB	110,675
Administrative fees	44,770
Professional fees	22,540
Custodian fees	12,432
Printing and mailing expenses	3,036
Trustees’ fees	1,099
Miscellaneous	678

Gross expenses	527,254
Less: Waiver from investment manager	(62,458)

Net expenses	464,796

NET INVESTMENT INCOME (LOSS)	497,738

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	(1,620,664)
Net change in unrealized appreciation (depreciation) on investments	907,457

NET REALIZED AND UNREALIZED GAIN (LOSS)	(713,207)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(215,469)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$497,738	$570,153
Net realized gain (loss) on investments	(1,620,664)	13,100,382
Net change in unrealized appreciation (depreciation) on investments	907,457	(15,003,859)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(215,469)	(1,333,324)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(565,740)
Distributions from net realized capital gains
Class IB	—	(12,491,894)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(13,057,634)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 729,360 and 2,020,376 shares, respectively ]	5,760,732	20,088,785
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,549,816 shares, respectively ]	—	13,057,634
Capital shares repurchased [ (1,196,802) and (1,982,258) shares, respectively ]	(9,493,955)	(19,754,975)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,733,223)	13,391,444

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,948,692)	(999,514)
NET ASSETS:
Beginning of period	95,012,236	96,011,750

End of period (a)	$91,063,544	$95,012,236

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$498,202	$464

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IB		2015	2014	2013	2012	2011
Net asset value, beginning of period	$8.35	$9.81	$8.62	$6.42	$5.74	$5.95

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04	0.06	0.06	0.05	0.05	0.05
Net realized and unrealized gain (loss) on investments	(0.04)	(0.21)	1.19	2.23	0.69	(0.21)

Total from investment operations	— #	(0.15)	1.25	2.28	0.74	(0.16)

Less distributions:
Dividends from net investment income	—	(0.06)	(0.06)	(0.08)	(0.06)	(0.05)
Distributions from net realized gains	—	(1.25)	—	—	—	—

Total dividends and distributions	—	(1.31)	(0.06)	(0.08)	(0.06)	(0.05)

Net asset value, end of period	$8.35	$8.35	$9.81	$8.62	$6.42	$5.74

Total return (b)	0.00%‡‡	(1.46)%	14.46%	35.50%	12.80%	(2.72)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$91,064	$95,012	$96,012	$84,704	$143,290	$136,123
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
After waivers and fees paid indirectly (a)(f)	1.05%	1.05%	1.05%	1.05%	1.05%	1.03%
Before waivers and fees paid indirectly (a)(f)	1.19%	1.19%	1.20%	1.19%	1.19%	1.17%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.12%	0.57%	0.62%	0.61%	0.81%	0.75%
After waivers and fees paid indirectly (a)(f)	1.12%	0.57%	0.62%	0.61%	0.81%	0.77%
Before waivers and fees paid indirectly (a)(f)	0.98%	0.44%	0.47%	0.47%	0.67%	0.63%
Portfolio turnover rate (z)^	23%	54%	45%	58%	65%	63%
#	Per share amount is less than $0.005.
‡‡	Amount is less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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Sector Weightings as of June 30, 2016	% of Net Assets
Information Technology	30.5%
Consumer Discretionary	21.8
Health Care	16.8
Industrials	11.2
Consumer Staples	8.6
Financials	6.0
Materials	3.1
Telecommunication Services	1.2
Repurchase Agreements	0.4
Cash and Other	0.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$974.84	$5.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.71	5.21
Class IB
Actual	1,000.00	975.07	5.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.71	5.21
Class K
Actual	1,000.00	975.95	3.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.95	3.95

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.04%, 1.04% and 0.79%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (21.8%)
Diversified Consumer Services (1.7%)
ServiceMaster Global Holdings, Inc.*	154,878	$6,164,144

Hotels, Restaurants & Leisure (7.3%)
McDonald’s Corp.	56,900	6,847,346
Starbucks Corp.	130,000	7,425,600
Vail Resorts, Inc.	42,877	5,926,888
Yum! Brands, Inc.	78,500	6,509,220

		26,709,054

Internet & Catalog Retail (4.1%)
Amazon.com, Inc.*	20,953	14,994,386

Media (1.3%)
Cinemark Holdings, Inc.	130,698	4,765,249

Multiline Retail (1.6%)
Dollar General Corp.	60,900	5,724,600

Specialty Retail (4.6%)
Home Depot, Inc.	94,800	12,105,012
O’Reilly Automotive, Inc.*	17,000	4,608,700

		16,713,712

Textiles, Apparel & Luxury Goods (1.2%)
Coach, Inc.	112,800	4,595,472

Total Consumer Discretionary		79,666,617

Consumer Staples (8.6%)
Beverages (6.3%)
Constellation Brands, Inc., Class A	47,704	7,890,242
Dr. Pepper Snapple Group, Inc.	77,900	7,527,477
Monster Beverage Corp.*	47,900	7,698,009

		23,115,728

Tobacco (2.3%)
Reynolds American, Inc.	151,300	8,159,609

Total Consumer Staples		31,275,337

Financials (6.0%)
Capital Markets (2.1%)
Raymond James Financial, Inc.	74,604	3,677,977
SEI Investments Co.	79,300	3,815,123

		7,493,100

Diversified Financial Services (2.9%)
Intercontinental Exchange, Inc.	22,806	5,837,424
S&P Global, Inc.	45,700	4,901,782

		10,739,206

Real Estate Management & Development (1.0%)
CBRE Group, Inc., Class A*	144,729	3,832,424

Total Financials		22,064,730

Health Care (16.8%)
Biotechnology (2.3%)
Alexion Pharmaceuticals, Inc.*	21,200	2,475,312
Biogen, Inc.*	14,000	3,385,480
Celgene Corp.*	24,813	2,447,306

		8,308,098

Health Care Equipment & Supplies (5.3%)
Baxter International, Inc.	92,400	$4,178,328
Boston Scientific Corp.*	202,400	4,730,088
DexCom, Inc.*	60,100	4,767,733
Intuitive Surgical, Inc.*	8,600	5,688,126

		19,364,275

Health Care Providers & Services (4.0%)
Amedisys, Inc.*	58,100	2,932,888
Surgical Care Affiliates, Inc.*	39,413	1,878,818
UnitedHealth Group, Inc.	68,100	9,615,720

		14,427,426

Health Care Technology (1.1%)
Veeva Systems, Inc., Class A*	117,110	3,995,793

Pharmaceuticals (4.1%)
Bristol-Myers Squibb Co.	141,900	10,436,745
Novo Nordisk A/S (ADR)	87,100	4,684,238

		15,120,983

Total Health Care		61,216,575

Industrials (11.2%)
Aerospace & Defense (1.2%)
Orbital ATK, Inc.	51,700	4,401,738

Airlines (0.7%)
Delta Air Lines, Inc.	70,000	2,550,100

Commercial Services & Supplies (2.1%)
KAR Auction Services, Inc.	185,200	7,730,248

Electrical Equipment (1.0%)
Acuity Brands, Inc.	15,200	3,768,992

Industrial Conglomerates (1.3%)
Carlisle Cos., Inc.	43,900	4,639,352

Machinery (0.5%)
Proto Labs, Inc. (x)*	30,060	1,730,253

Professional Services (1.0%)
Verisk Analytics, Inc.*	47,737	3,870,516

Road & Rail (2.3%)
J.B. Hunt Transport Services, Inc.	47,600	3,852,268
Kansas City Southern	51,100	4,603,599

		8,455,867

Trading Companies & Distributors (1.1%)
HD Supply Holdings, Inc.*	113,374	3,947,683

Total Industrials		41,094,749

Information Technology (30.5%)
Communications Equipment (1.4%)
Harris Corp.	60,100	5,014,744

Internet Software & Services (11.9%)
Alphabet, Inc., Class A*	16,008	11,262,108
Alphabet, Inc., Class C*	12,247	8,476,149
CoStar Group, Inc.*	23,600	5,160,376
Facebook, Inc., Class A*	116,588	13,323,677
Tencent Holdings Ltd. (ADR)	237,300	5,450,781

		43,673,091

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

IT Services (8.0%)
Alliance Data Systems Corp.*	10,000	$1,959,200
Broadridge Financial Solutions, Inc.	73,885	4,817,302
EPAM Systems, Inc.*	78,113	5,023,447
PayPal Holdings, Inc.*	159,300	5,816,043
Visa, Inc., Class A	155,364	11,523,348

		29,139,340

Software (6.8%)
Adobe Systems, Inc.*	52,300	5,009,817
salesforce.com, Inc.*	65,700	5,217,237
ServiceNow, Inc.*	74,923	4,974,887
Take-Two Interactive Software, Inc.*	151,700	5,752,464
Tyler Technologies, Inc.*	24,400	4,067,724

		25,022,129

Technology Hardware, Storage & Peripherals (2.4%)
Apple, Inc.	90,979	8,697,592

Total Information Technology		111,546,896

Materials (3.1%)
Chemicals (1.7%)
Sherwin-Williams Co.	20,800	6,108,336

Construction Materials (1.4%)
Vulcan Materials Co.	42,400	5,103,264

Total Materials		11,211,600

Telecommunication Services (1.2%)
Diversified Telecommunication Services (1.2%)
Zayo Group Holdings, Inc.*	162,100	4,527,453

Total Telecommunication Services		4,527,453

Total Common Stocks (99.2%) (Cost $293,294,551)		362,603,957

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.4%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $200,003, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $204,000. (xx)	$200,000	200,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $100,001, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $102,000. (xx)	100,000	100,000

Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $979,271, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $998,845. (xx)	$979,260	$979,260

Total Repurchase Agreements		1,279,260

Total Short-Term Investments (0.4%) (Cost $1,279,260)		1,279,260

Total Investments (99.6%) (Cost $294,573,811)		363,883,217
Other Assets Less Liabilities (0.4%)		1,567,564

Net Assets (100%)		$365,450,781

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $1,253,230. This was secured by collateral of $1,279,260 which was received as cash and subsequently invested in short-term investments currently valued at $1,279,260, as reported in the Portfolio of Investments.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$79,666,617	$—	$—	$79,666,617
Consumer Staples	31,275,337	—	—	31,275,337
Financials	22,064,730	—	—	22,064,730
Health Care	61,216,575	—	—	61,216,575
Industrials	41,094,749	—	—	41,094,749
Information Technology	111,546,896	—	—	111,546,896
Materials	11,211,600	—	—	11,211,600
Telecommunication Services	4,527,453	—	—	4,527,453
Short-Term Investments
Repurchase Agreements	—	1,279,260	—	1,279,260

Total Assets	$362,603,957	$1,279,260	$—	$363,883,217

Total Liabilities	$—	$—	$—	$—

Total	$362,603,957	$1,279,260	$—	$363,883,217

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$200,000	$—	$200,000	$(200,000)	$—
Deutsche Bank AG	100,000	—	100,000	(100,000)	—
Merrill Lynch PFS, Inc.	979,260	—	979,260	(979,260)	—

Total	$1,279,260	$—	$1,279,260	$(1,279,260)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$158,683,393
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$187,828,133

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$76,931,025
Aggregate gross unrealized depreciation	(7,735,356)

Net unrealized appreciation	$69,195,669

Federal income tax cost of investments	$294,687,548

For the six months ended June 30, 2016, the Portfolio incurred approximately $954 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $293,294,551)	$362,603,957
Repurchase Agreements (Cost $1,279,260)	1,279,260
Cash	760,852
Receivable for securities sold	4,216,111
Dividends, interest and other receivables	342,776
Receivable from Separate Accounts for Trust shares sold	110,831
Security lending income receivable	990
Other assets	4,140

Total assets	369,318,917

LIABILITIES
Payable for securities purchased	1,919,495
Payable on return of securities loaned	1,279,260
Payable to Separate Accounts for Trust shares redeemed	352,810
Investment management fees payable	195,142
Distribution fees payable – Class IB	70,844
Administrative fees payable	30,343
Distribution fees payable – Class IA	2,798
Trustees’ fees payable	198
Accrued expenses	17,246

Total liabilities	3,868,136

NET ASSETS	$365,450,781

Net assets were comprised of:
Paid in capital	$305,237,758
Accumulated undistributed net investment income (loss)	(140,397)
Accumulated undistributed net realized gain (loss) on investments	(8,955,986)
Net unrealized appreciation (depreciation) on investments	69,309,406

Net assets	$365,450,781

Class IA
Net asset value, offering and redemption price per share, $13,608,088 / 1,301,327 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.46

Class IB
Net asset value, offering and redemption price per share, $344,978,063 / 33,936,156 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.17

Class K
Net asset value, offering and redemption price per share, $6,864,630 / 650,576 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.55

(x)	Includes value of securities on loan of $1,253,230.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends	$1,723,548
Interest	2,681
Securities lending (net)	3,014

Total income	1,729,243

EXPENSES
Investment management fees	1,177,796
Distribution fees – Class IB	427,663
Administrative fees	183,244
Professional fees	25,645
Custodian fees	17,902
Distribution fees – Class IA	16,760
Printing and mailing expenses	12,515
Trustees’ fees	4,543
Miscellaneous	3,572

Total expenses	1,869,640

NET INVESTMENT INCOME (LOSS)	(140,397)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	(5,196,549)
Net change in unrealized appreciation (depreciation) on investments	(5,842,212)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(11,038,761)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,179,158)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(140,397)	$(1,720,517)
Net realized gain (loss) on investments	(5,196,549)	15,777,771
Net change in unrealized appreciation (depreciation) on investments	(5,842,212)	(7,943,159)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(11,179,158)	6,114,095

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	—	(1,037,280)
Class IB	—	(27,263,968)
Class K	—	(517,939)

TOTAL DISTRIBUTIONS	—	(28,819,187)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 61,555 and 241,268 shares, respectively ]	610,665	2,763,816
Capital shares issued in reinvestment of distributions [ 0 and 97,565 shares, respectively ]	—	1,037,280
Capital shares repurchased [ (122,934) and (340,416) shares, respectively ]	(1,241,157)	(3,890,147)

Total Class IA transactions	(630,492)	(89,051)

Class IB
Capital shares sold [ 972,778 and 2,528,544 shares, respectively ]	9,432,545	28,356,984
Capital shares issued in reinvestment of distributions [ 0 and 2,636,672 shares, respectively ]	—	27,263,968
Capital shares repurchased [ (3,558,532) and (6,104,259) shares, respectively ]	(34,640,538)	(68,690,312)

Total Class IB transactions	(25,207,993)	(13,069,360)

Class K
Capital shares sold [ 151,269 and 398,738 shares, respectively ]	1,516,060	4,576,687
Capital shares issued in reinvestment of distributions [ 0 and 48,350 shares, respectively ]	—	517,939
Capital shares repurchased [ (195,375) and (451,418) shares, respectively ]	(1,970,075)	(5,213,075)

Total Class K transactions	(454,015)	(118,449)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(26,292,500)	(13,276,860)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(37,471,658)	(35,981,952)
NET ASSETS:
Beginning of period	402,922,439	438,904,391

End of period (a)	$365,450,781	$402,922,439

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(140,397)	$—

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IA		2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.73	$11.38	$12.31	$11.25	$9.65	$10.43

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	(0.05)	(0.05)	(0.06)	— #	(0.03)
Net realized and unrealized gain (loss) on investments	(0.27)	0.18	0.52	4.35	1.97	(0.57)

Total from investment operations	(0.27)	0.13	0.47	4.29	1.97	(0.60)

Less distributions:
Dividends from net investment income	—	—	—	—	— #	—
Distributions from net realized gains	—	(0.78)	(1.40)	(3.23)	(0.37)	(0.18)

Total dividends and distributions	—	(0.78)	(1.40)	(3.23)	(0.37)	(0.18)

Net asset value, end of period	$10.46	$10.73	$11.38	$12.31	$11.25	$9.65

Total return (b)	(2.52)%	1.34%	3.74%	39.08%	20.47%	(5.64)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,608	$14,616	$15,531	$16,381	$11,114	$8,833
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	1.04%	1.03%	1.04%	1.03%	1.02%	0.76%
Before fees paid indirectly (a)(f)	1.04%	1.03%	1.04%	1.04%	1.03%	0.78%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	(0.08)%	(0.41)%	(0.39)%	(0.47)%	0.01%	(0.33)%
Before fees paid indirectly (a)(f)	(0.08)%	(0.41)%	(0.39)%	(0.48)%	— %‡‡	(0.35)%
Portfolio turnover rate (z)^	43%	101%	90%	103%	92%	110%

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IB		2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.43	$11.09	$12.02	$11.04	$9.48	$10.28

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	(0.05)	(0.05)	(0.05)	— #	(0.06)
Net realized and unrealized gain (loss) on investments	(0.26)	0.17	0.52	4.26	1.93	(0.56)

Total from investment operations	(0.26)	0.12	0.47	4.21	1.93	(0.62)

Less distributions:
Dividends from net investment income	—	—	—	—	— #	—
Distributions from net realized gains	—	(0.78)	(1.40)	(3.23)	(0.37)	(0.18)

Total dividends and distributions	—	(0.78)	(1.40)	(3.23)	(0.37)	(0.18)

Net asset value, end of period	$10.17	$10.43	$11.09	$12.02	$11.04	$9.48

Total return (b)	(2.49)%	1.28%	3.83%	39.07%	20.41%	(5.92)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$344,978	$380,798	$415,372	$397,390	$872,656	$678,530
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	1.04%	1.03%	1.04%	1.03%	1.02%	1.01	%(c)
Before fees paid indirectly (a)(f)	1.04%	1.03%	1.04%	1.04%	1.03%	1.03%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	(0.08)%	(0.41)%	(0.38)%	(0.39)%	0.01%	(0.57)%
Before fees paid indirectly (a)(f)	(0.08)%	(0.41)%	(0.38)%	(0.39)%	— %‡‡	(0.60)%
Portfolio turnover rate (z)^	43%	101%	90%	103%	92%	110%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,			August 29, 2012* to December 31, 2012
Class K		2015	2014	2013
Net asset value, beginning of period	$10.81	$11.44	$12.33	$11.23	$11.26

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	(0.02)	(0.02)	(0.03)	0.05
Net realized and unrealized gain (loss) on investments	(0.27)	0.17	0.53	4.36	0.21

Total from investment operations	(0.26)	0.15	0.51	4.33	0.26

Less distributions:
Dividends from net investment income	—	—	—	—	(0.03)
Distributions from net realized gains	—	(0.78)	(1.40)	(3.23)	(0.26)

Total dividends and distributions	—	(0.78)	(1.40)	(3.23)	(0.29)

Net asset value, end of period	$10.55	$10.81	$11.44	$12.33	$11.23

Total return (b)	(2.41)%	1.51%	4.06%	39.51%	2.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,865	$7,509	$7,995	$8,250	$1,427
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.79%	0.78%	0.79%	0.78%	0.79%
Before fees paid indirectly (a)(f)	0.79%	0.78%	0.79%	0.79%	0.80%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.16%	(0.16)%	(0.13)%	(0.23)%	1.32%
Before fees paid indirectly (a)(f)	0.16%	(0.16)%	(0.13)%	(0.25)%	1.32%
Portfolio turnover rate (z)^	43%	101%	90%	103%	92%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
‡‡	Amount is less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1299

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Information Technology	30.2%
Consumer Discretionary	21.8
Health Care	20.1
Industrials	9.6
Consumer Staples	6.0
Financials	4.8
Repurchase Agreements	4.0
Materials	2.8
Investment Companies	2.0
Energy	1.9
Telecommunication Services	0.9
Utilities	0.1
Cash and Other	(4.2)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$978.64	$4.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.92	4.99
Class IB
Actual	1,000.00	978.47	4.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.92	4.99
Class K
Actual	1,000.00	979.68	3.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.16	3.74

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.99%, 0.99% and 0.74%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (21.8%)
Auto Components (0.2%)
BorgWarner, Inc.	4,540	$134,021
Delphi Automotive plc	13,400	838,840
Gentherm, Inc.*	1,188	40,689
Johnson Controls, Inc.	8,700	385,062
Lear Corp.	3,200	325,632
Visteon Corp.	2,100	138,201

		1,862,445

Automobiles (0.4%)
Ferrari N.V. (x)	14,870	608,629
Harley-Davidson, Inc. (x)	8,291	375,582
Tesla Motors, Inc. (x)*	13,768	2,922,671

		3,906,882

Distributors (0.1%)
Genuine Parts Co.	7,193	728,291
LKQ Corp.*	15,863	502,857
Pool Corp.	2,112	198,592

		1,429,740

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	2,000	132,620
Houghton Mifflin Harcourt Co.*	6,200	96,906
Service Corp. International	7,325	198,068
ServiceMaster Global Holdings, Inc.*	4,800	191,040

		618,634

Hotels, Restaurants & Leisure (3.3%)
Aramark	8,200	274,044
Bloomin’ Brands, Inc.	6,400	114,368
Brinker International, Inc.	2,800	127,484
Chipotle Mexican Grill, Inc.*	1,586	638,777
Choice Hotels International, Inc.	2,332	111,050
Darden Restaurants, Inc.	5,300	335,702
Denny’s Corp.*	5,082	54,530
DineEquity, Inc.	1,452	123,101
Domino’s Pizza, Inc.	2,508	329,501
Dunkin’ Brands Group, Inc.	5,362	233,890
Extended Stay America, Inc.	3,000	44,850
Hilton Worldwide Holdings, Inc.	128,155	2,887,332
Hyatt Hotels Corp., Class A (x)*	3,000	147,420
Interval Leisure Group, Inc.	5,788	92,029
Jack in the Box, Inc.	1,900	163,248
Las Vegas Sands Corp.	16,537	719,194
Marriott International, Inc., Class A (x)	34,994	2,325,701
McDonald’s Corp.	40,346	4,855,238
MGM Resorts International*	97,279	2,201,424
Norwegian Cruise Line Holdings Ltd.*	5,600	223,104
Panera Bread Co., Class A*	1,452	307,737
Pinnacle Entertainment, Inc.*	2,068	22,913
Popeyes Louisiana Kitchen, Inc.*	726	39,669
Royal Caribbean Cruises Ltd.	7,600	510,340
Scientific Games Corp., Class A (x)*	5,016	46,097
SeaWorld Entertainment, Inc. (x)	5,000	71,650

Six Flags Entertainment Corp.	3,500	$202,825
Sonic Corp.	4,554	123,186
Starbucks Corp.	113,918	6,506,996
Starwood Hotels & Resorts Worldwide, Inc.	4,630	342,389
Vail Resorts, Inc.	1,700	234,991
Wyndham Worldwide Corp.	6,732	479,520
Wynn Resorts Ltd.	4,058	367,817
Yum! Brands, Inc.	18,362	1,522,577
Zoe’s Kitchen, Inc. (x)*	155,800	5,650,866

		32,431,560

Household Durables (0.6%)
CalAtlantic Group, Inc.	4,500	165,195
D.R. Horton, Inc.	6,300	198,324
Harman International Industries, Inc.	3,400	244,188
iRobot Corp.*	990	34,729
Leggett & Platt, Inc.	6,400	327,104
Lennar Corp., Class A	3,400	156,740
Mohawk Industries, Inc.*	2,000	379,520
Newell Brands, Inc.	71,879	3,491,163
NVR, Inc.*	198	352,507
PulteGroup, Inc.	8,000	155,920
Tempur Sealy International, Inc. (x)*	3,100	171,492
Toll Brothers, Inc.*	4,400	118,404
TopBuild Corp.*	1,868	67,622
Tupperware Brands Corp.	2,300	129,444
Whirlpool Corp.	800	133,312

		6,125,664

Internet & Catalog Retail (5.2%)
Amazon.com, Inc.*	46,322	33,148,950
Expedia, Inc.	5,530	587,839
HSN, Inc.	2,300	112,539
Liberty Interactive Corp. QVC Group*	75,522	1,915,993
Liberty TripAdvisor Holdings, Inc., Class A*	7,620	166,725
Liberty Ventures*	21,544	798,636
Netflix, Inc.*	36,350	3,325,298
Nutrisystem, Inc.	1,650	41,844
Priceline Group, Inc.*	8,592	10,726,339
TripAdvisor, Inc.*	4,944	317,899
Wayfair, Inc., Class A (x)*	3,200	124,800

		51,266,862

Leisure Products (0.1%)
Brunswick Corp.	3,400	154,088
Hasbro, Inc.	4,339	364,433
Mattel, Inc.	15,700	491,253
Polaris Industries, Inc. (x)	3,208	262,286

		1,272,060

Media (5.3%)
AMC Networks, Inc., Class A*	39,928	2,412,450
CBS Corp. (Non-Voting), Class B	36,980	2,013,191
Charter Communications, Inc., Class A*	23,896	5,463,581
Cinemark Holdings, Inc.	5,280	192,509
Comcast Corp., Class A	221,463	14,437,173

See Notes to Financial Statements.

1301

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Discovery Communications, Inc., Class A (x)*	84,934	$2,142,885
Discovery Communications, Inc., Class C*	40,176	958,198
DISH Network Corp., Class A*	6,839	358,364
Interpublic Group of Cos., Inc.	20,877	482,259
Liberty Braves Group, Class A (x)*	1,645	24,741
Liberty Braves Group, Class C (x)*	3,300	48,378
Liberty Broadband Corp. (x)*	27,322	1,632,606
Liberty Global plc*	30,650	882,278
Liberty Global plc LiLAC, Class A (x)*	1,771	57,121
Liberty Global plc LiLAC, Class C*	3,066	99,598
Liberty Media Group, Class A (x)*	4,113	78,723
Liberty Media Group, Class C*	8,251	156,522
Liberty SiriusXM Group, Class A*	16,452	515,935
Liberty SiriusXM Group, Class C*	33,005	1,018,864
Lions Gate Entertainment Corp. (x)	4,400	89,012
Live Nation Entertainment, Inc.*	6,800	159,800
Loral Space & Communications, Inc.*	98	3,456
Madison Square Garden Co., Class A*	11,820	2,039,068
MSG Networks, Inc., Class A*	35,561	545,506
Omnicom Group, Inc.	11,026	898,509
Scripps Networks Interactive, Inc., Class A	4,861	302,695
Sirius XM Holdings, Inc. (x)*	96,911	382,798
Starz, Class A*	21,763	651,149
Time Warner, Inc.	23,800	1,750,252
Twenty-First Century Fox, Inc., Class A	127,686	3,453,906
Twenty-First Century Fox, Inc., Class B	15,300	416,925
Viacom, Inc., Class B	29,457	1,221,582
Walt Disney Co.	74,687	7,305,882
World Wrestling Entertainment, Inc., Class A (x)	33,979	625,553

		52,821,469

Multiline Retail (0.8%)
Dollar General Corp.	33,453	3,144,582
Dollar Tree, Inc.*	40,299	3,797,778
Nordstrom, Inc. (x)	7,374	280,580
Target Corp.	3,140	219,235

		7,442,175

Specialty Retail (4.5%)
Advance Auto Parts, Inc.	3,366	544,047
AutoNation, Inc.*	3,102	145,732
AutoZone, Inc.*	1,491	1,183,615
Bed Bath & Beyond, Inc.	3,461	149,584
Buckle, Inc. (x)	1,914	49,745
Burlington Stores, Inc.*	3,200	213,472
Cabela’s, Inc.*	2,112	105,727
CarMax, Inc. (x)*	9,699	475,542
Cato Corp., Class A	1,720	64,878

Chico’s FAS, Inc.	9,900	$106,029
Dick’s Sporting Goods, Inc.	3,100	139,686
Five Below, Inc.*	119,100	5,527,431
Foot Locker, Inc.	5,600	307,216
Gap, Inc. (x)	13,991	296,889
GNC Holdings, Inc., Class A	3,432	83,363
Home Depot, Inc.	75,770	9,675,071
L Brands, Inc.	2,177	146,142
Lowe’s Cos., Inc.	67,638	5,354,900
Michaels Cos., Inc.*	5,600	159,264
O’Reilly Automotive, Inc.*	4,696	1,273,086
Ross Stores, Inc.	19,074	1,081,305
Sally Beauty Holdings, Inc.*	5,700	167,637
Signet Jewelers Ltd.	3,700	304,917
TJX Cos., Inc.	63,353	4,892,752
Tractor Supply Co.	24,814	2,262,541
Ulta Salon Cosmetics & Fragrance, Inc.*	40,304	9,819,667
Urban Outfitters, Inc.*	4,700	129,250
Williams-Sonoma, Inc.	4,290	223,638

		44,883,126

Textiles, Apparel & Luxury Goods (1.2%)
Carter’s, Inc.	2,244	238,919
Coach, Inc.	3,700	150,738
Deckers Outdoor Corp.*	1,848	106,297
G-III Apparel Group Ltd.*	924	42,245
Hanesbrands, Inc.	63,748	1,601,987
lululemon athletica, Inc. (x)*	55,900	4,128,774
Michael Kors Holdings Ltd.*	10,109	500,193
NIKE, Inc., Class B	60,866	3,359,803
Oxford Industries, Inc.	858	48,580
Ralph Lauren Corp.	1,149	102,974
Skechers USA, Inc., Class A*	5,700	169,404
Steven Madden Ltd.*	3,294	112,589
Under Armour, Inc., Class A (x)*	8,464	339,660
Under Armour, Inc., Class C*	8,524	310,277
VF Corp.	17,504	1,076,321
Wolverine World Wide, Inc.	5,800	117,856

		12,406,617

Total Consumer Discretionary		216,467,234

Consumer Staples (6.0%)
Beverages (1.9%)
Brown-Forman Corp., Class A	400	43,212
Brown-Forman Corp., Class B	5,434	542,096
Coca-Cola Co.	134,054	6,076,668
Constellation Brands, Inc., Class A	26,667	4,410,722
Dr. Pepper Snapple Group, Inc.	8,627	833,627
Monster Beverage Corp.*	7,391	1,187,807
PepsiCo, Inc.	57,818	6,125,239

		19,219,371

Food & Staples Retailing (1.8%)
Casey’s General Stores, Inc.	1,800	236,718
Costco Wholesale Corp.	38,150	5,991,076
CVS Health Corp.	47,104	4,509,737
Kroger Co.	104,492	3,844,261
Rite Aid Corp.*	47,200	353,528
Sprouts Farmers Market, Inc.*	7,000	160,300
Sysco Corp.	24,066	1,221,109

See Notes to Financial Statements.

1302

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

US Foods Holding Corp.*	6,400	$155,136
Walgreens Boots Alliance, Inc.	8,146	678,317
Whole Foods Market, Inc. (x)	4,979	159,427

		17,309,609

Food Products (0.9%)
Blue Buffalo Pet Products, Inc. (x)*	6,100	142,374
Campbell Soup Co.	8,560	569,497
ConAgra Foods, Inc.	15,900	760,179
Flowers Foods, Inc.	8,300	155,625
General Mills, Inc.	28,994	2,067,852
Hain Celestial Group, Inc.*	3,828	190,443
Hershey Co.	6,938	787,393
Hormel Foods Corp.	11,880	434,808
Ingredion, Inc.	2,300	297,643
Kellogg Co.	10,759	878,472
Kraft Heinz Co.	3,510	310,565
McCormick & Co., Inc. (Non-Voting)	6,104	651,114
Mead Johnson Nutrition Co.	3,137	284,683
Pilgrim’s Pride Corp. (x)	6,600	168,168
Post Holdings, Inc.*	2,000	165,380
TreeHouse Foods, Inc.*	1,600	164,240
Tyson Foods, Inc., Class A	6,300	420,777
WhiteWave Foods Co.*	8,471	397,629

		8,846,842

Household Products (0.4%)
Church & Dwight Co., Inc.	6,138	631,539
Clorox Co.	4,884	675,897
Colgate-Palmolive Co.	7,142	522,794
Kimberly-Clark Corp.	14,041	1,930,357
Spectrum Brands Holdings, Inc. (x)	1,200	143,172

		3,903,759

Personal Products (0.1%)
Coty, Inc., Class A (x)	5,700	148,143
Estee Lauder Cos., Inc., Class A	9,682	881,255
Herbalife Ltd.*	2,900	169,737

		1,199,135

Tobacco (0.9%)
Altria Group, Inc.	90,025	6,208,124
Philip Morris International, Inc.	16,215	1,649,390
Reynolds American, Inc.	23,400	1,261,962

		9,119,476

Total Consumer Staples		59,598,192

Energy (1.9%)
Energy Equipment & Services (0.8%)
Core Laboratories N.V.	29,432	3,646,330
Frank’s International N.V.	1,385	20,235
Halliburton Co.	28,130	1,274,008
National Oilwell Varco, Inc.	31,986	1,076,329
Weatherford International plc*	295,178	1,638,238

		7,655,140

Oil, Gas & Consumable Fuels (1.1%)
Anadarko Petroleum Corp.	106,618	5,677,408
Apache Corp.	12,000	668,040

Cabot Oil & Gas Corp.	19,534	$502,805
Cimarex Energy Co.	1,300	155,116
Continental Resources, Inc. (x)*	3,960	179,269
Devon Energy Corp.	4,000	145,000
Diamondback Energy, Inc.	1,700	155,057
EOG Resources, Inc.	2,170	181,021
Isramco, Inc.*	32	2,632
Newfield Exploration Co.*	63,380	2,800,128
ONEOK, Inc.	9,635	457,181
Panhandle Oil and Gas, Inc., Class A	792	13,203
Southwestern Energy Co.*	18,000	226,440
Spectra Energy Corp.	4,900	179,487
Williams Cos., Inc.	5,304	114,726

		11,457,513

Total Energy		19,112,653

Financials (4.8%)
Banks (0.1%)
Bank of the Ozarks, Inc. (x)	3,600	135,072
Citizens Financial Group, Inc.	10,000	199,800
First Republic Bank/California	5,400	377,946
Signature Bank/New York*	1,914	239,097
SVB Financial Group*	1,400	133,224
Western Alliance Bancorp*	4,500	146,925

		1,232,064

Capital Markets (1.1%)
Affiliated Managers Group, Inc.*	2,442	343,760
Ameriprise Financial, Inc.	2,238	201,084
BGC Partners, Inc., Class A	990	8,623
Charles Schwab Corp.	101,570	2,570,737
Cohen & Steers, Inc.	528	21,352
Diamond Hill Investment Group, Inc.	132	24,872
Eaton Vance Corp.	6,607	233,491
Federated Investors, Inc., Class B	5,000	143,900
GAMCO Investors, Inc., Class A	132	4,326
Invesco Ltd.	4,300	109,822
Lazard Ltd., Class A	6,454	192,200
LPL Financial Holdings, Inc. (x)	4,300	96,879
Morgan Stanley	118,372	3,075,305
Pzena Investment Management, Inc., Class A	330	2,511
SEI Investments Co.	7,193	346,055
State Street Corp.	17,977	969,320
T. Rowe Price Group, Inc.	8,544	623,456
TD Ameritrade Holding Corp.	54,426	1,549,780
Waddell & Reed Financial, Inc., Class A	4,950	85,239
Westwood Holdings Group, Inc.	264	13,675

		10,616,387

Consumer Finance (0.2%)
Credit Acceptance Corp.*	900	166,572
Discover Financial Services	6,200	332,258
LendingClub Corp. (x)*	9,800	42,140
Synchrony Financial*	71,130	1,798,166

		2,339,136

Diversified Financial Services (0.9%)
CBOE Holdings, Inc.	3,828	255,021

See Notes to Financial Statements.

1303

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

CME Group, Inc./Illinois	27,030	$2,632,722
FactSet Research Systems, Inc.	2,376	383,534
Intercontinental Exchange, Inc.	9,556	2,445,954
MarketAxess Holdings, Inc.	1,700	247,180
Moody’s Corp.	8,197	768,141
Morningstar, Inc.	2,000	163,560
MSCI, Inc.	5,269	406,345
S&P Global, Inc.	13,399	1,437,177

		8,739,634

Insurance (0.4%)
AmTrust Financial Services, Inc.	5,400	132,300
Aon plc	13,159	1,437,358
Arthur J. Gallagher & Co.	7,378	351,193
Brown & Brown, Inc.	4,100	153,627
Erie Indemnity Co., Class A	1,100	109,274
Lincoln National Corp.	3,500	135,695
Marsh & McLennan Cos., Inc.	24,001	1,643,108
Progressive Corp.	4,700	157,450
RLI Corp.	1,200	82,536
XL Group plc	4,600	153,226

		4,355,767

Real Estate Investment Trusts (REITs) (1.8%)
Alexander’s, Inc. (REIT)	66	27,009
Alexandria Real Estate Equities, Inc. (REIT)	1,500	155,280
American Tower Corp. (REIT)	18,867	2,143,480
Boston Properties, Inc. (REIT)	1,188	156,697
CareTrust REIT, Inc. (REIT)	1,598	22,021
Crown Castle International Corp. (REIT)	15,032	1,524,696
CubeSmart (REIT)	6,000	185,280
CyrusOne, Inc. (REIT)	2,900	161,414
Digital Realty Trust, Inc. (REIT) (x)	4,700	512,253
DuPont Fabros Technology, Inc. (REIT)	3,396	161,446
Education Realty Trust, Inc. (REIT)	3,400	156,876
Equinix, Inc. (REIT)	7,814	3,029,722
Equity LifeStyle Properties, Inc. (REIT)	3,808	304,831
Essex Property Trust, Inc. (REIT)	1,200	273,708
Extra Space Storage, Inc. (REIT)	5,700	527,478
Federal Realty Investment Trust (REIT)	3,180	526,449
First Industrial Realty Trust, Inc. (REIT)	5,600	155,792
Gaming and Leisure Properties, Inc. (REIT)	8,557	295,045
Gramercy Property Trust (REIT)	16,800	154,896
Healthcare Trust of America, Inc. (REIT), Class A	4,800	155,232
Iron Mountain, Inc. (REIT)	11,922	474,853
Lamar Advertising Co. (REIT), Class A	3,498	231,918
Medical Properties Trust, Inc. (REIT)	10,000	152,100
Omega Healthcare Investors, Inc. (REIT)	4,884	165,812
Outfront Media, Inc. (REIT)	6,400	154,688

PS Business Parks, Inc. (REIT)	1,364	$144,693
Public Storage (REIT)	6,819	1,742,868
Regency Centers Corp. (REIT)	1,900	159,087
Saul Centers, Inc. (REIT)	330	20,364
Senior Housing Properties Trust (REIT)	7,600	158,308
Simon Property Group, Inc. (REIT)	12,862	2,789,768
Sovran Self Storage, Inc. (REIT)	1,400	146,888
Tanger Factory Outlet Centers, Inc. (REIT)	4,400	176,792
Taubman Centers, Inc. (REIT)	2,886	214,141
Universal Health Realty Income Trust (REIT)	594	33,965
Urban Edge Properties (REIT)	792	23,649
Ventas, Inc. (REIT)	4,900	356,818

		17,776,317

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	15,569	412,267

Thrifts & Mortgage Finance (0.3%)
Astoria Financial Corp.	84,832	1,300,475
New York Community Bancorp, Inc.	74,245	1,112,932

		2,413,407

Total Financials		47,884,979

Health Care (20.1%)
Biotechnology (5.9%)
ACADIA Pharmaceuticals, Inc. (x)*	5,700	185,022
Aduro Biotech, Inc. (x)*	1,272	14,386
Agios Pharmaceuticals, Inc. (x)*	12,071	505,715
Alexion Pharmaceuticals, Inc.*	26,873	3,137,691
Alkermes plc*	5,610	242,464
Alnylam Pharmaceuticals, Inc.*	2,838	157,481
AMAG Pharmaceuticals, Inc. (x)*	1,320	31,574
Amgen, Inc.	80,001	12,172,152
Arena Pharmaceuticals, Inc. (x)*	5,008	8,564
ARIAD Pharmaceuticals, Inc. (x)*	7,655	56,570
Biogen, Inc.*	47,764	11,550,290
BioMarin Pharmaceutical, Inc.*	11,438	889,876
Bluebird Bio, Inc. (x)*	1,100	47,619
Celgene Corp.*	76,548	7,549,929
Cepheid, Inc.*	3,036	93,357
Clovis Oncology, Inc. (x)*	1,900	26,068
Emergent BioSolutions, Inc.*	1,518	42,686
Exelixis, Inc. (x)*	8,381	65,456
Genomic Health, Inc.*	726	18,800
Gilead Sciences, Inc.	61,583	5,137,254
Halozyme Therapeutics, Inc. (x)*	5,610	48,414
ImmunoGen, Inc. (x)*	17,169	52,881
Immunomedics, Inc. (x)*	3,498	8,115
Incyte Corp.*	13,492	1,079,090
Insys Therapeutics, Inc. (x)*	4,000	51,760
Intercept Pharmaceuticals, Inc. (x)*	1,000	142,680
Intrexon Corp. (x)*	6,100	150,121
Ionis Pharmaceuticals, Inc. (x)*	34,741	809,118
Ironwood Pharmaceuticals, Inc. (x)*	10,700	139,903
Juno Therapeutics, Inc. (x)*	12,300	472,812

See Notes to Financial Statements.

1304

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Kite Pharma, Inc. (x)*	9,000	$450,000
Lexicon Pharmaceuticals, Inc. (x)*	179	2,569
Ligand Pharmaceuticals, Inc. (x)*	42,813	5,106,307
MannKind Corp. (x)*	15,300	17,748
Medivation, Inc.*	8,976	541,253
Momenta Pharmaceuticals, Inc.*	2,970	32,076
Myriad Genetics, Inc. (x)*	3,700	113,220
Neurocrine Biosciences, Inc.*	3,946	179,346
Novavax, Inc. (x)*	19,802	143,961
OPKO Health, Inc. (x)*	14,167	132,320
Osiris Therapeutics, Inc. (x)	792	4,031
Progenics Pharmaceuticals, Inc. (x)*	1,452	6,127
ProQR Therapeutics N.V.*	3,653	17,681
Puma Biotechnology, Inc. (x)*	1,300	38,727
Radius Health, Inc. (x)*	2,600	95,550
Regeneron Pharmaceuticals, Inc.*	3,632	1,268,403
Sangamo BioSciences, Inc. (x)*	1,980	11,464
Seattle Genetics, Inc. (x)*	4,700	189,927
Spark Therapeutics, Inc. (x)*	1,348	68,923
TESARO, Inc. (x)*	2,800	235,340
Ultragenyx Pharmaceutical, Inc.*	1,700	83,147
United Therapeutics Corp.*	2,734	289,585
Vanda Pharmaceuticals, Inc.*	1,725	19,303
Vertex Pharmaceuticals, Inc.*	60,456	5,200,425
ZIOPHARM Oncology, Inc. (x)*	859	4,716

		59,139,997

Health Care Equipment & Supplies (4.0%)
Abaxis, Inc.	1,782	84,164
ABIOMED, Inc.*	66,748	7,294,889
Accuray, Inc. (x)*	2,250	11,677
Alere, Inc.*	3,500	145,880
Align Technology, Inc.*	4,620	372,141
Atrion Corp.	66	28,239
Baxter International, Inc.	30,728	1,389,520
Becton Dickinson and Co.	9,728	1,649,772
Boston Scientific Corp.*	61,900	1,446,603
C.R. Bard, Inc.	3,995	939,464
Cantel Medical Corp.	2,100	144,333
Cooper Cos., Inc.	13,240	2,271,587
DexCom, Inc.*	4,000	317,320
Edwards Lifesciences Corp.*	10,422	1,039,386
Endologix, Inc. (x)*	3,894	48,519
Globus Medical, Inc., Class A*	6,500	154,895
HeartWare International, Inc.*	528	30,492
Hill-Rom Holdings, Inc.	3,400	171,530
Hologic, Inc.*	11,440	395,824
IDEXX Laboratories, Inc.*	4,400	408,584
Insulet Corp.*	2,376	71,850
Integra LifeSciences Holdings Corp. (x)*	2,000	159,560
Intuitive Surgical, Inc.*	14,719	9,735,294
Masimo Corp.*	2,900	152,293
Medtronic plc	30,469	2,643,795
Natus Medical, Inc.*	1,452	54,886
Neogen Corp.*	1,100	61,875
Nevro Corp.*	5,400	398,304
NuVasive, Inc.*	2,600	155,272
Quidel Corp. (x)*	1,518	27,111
ResMed, Inc.	8,579	542,450

Spectranetics Corp. (x)*	1,716	$32,106
St. Jude Medical, Inc.	7,993	623,454
STERIS plc	38,010	2,613,188
Stryker Corp.	24,242	2,904,919
Teleflex, Inc.	900	159,579
Varian Medical Systems, Inc.*	5,486	451,114
West Pharmaceutical Services, Inc.	2,300	174,524
Wright Medical Group N.V. (x)*	7,105	123,414
Zimmer Biomet Holdings, Inc.	4,500	541,710

		39,971,517

Health Care Providers & Services (4.3%)
Acadia Healthcare Co., Inc. (x)*	2,300	127,420
Aetna, Inc.	15,522	1,895,702
Air Methods Corp. (x)*	1,782	63,849
AmerisourceBergen Corp.	8,181	648,917
Amsurg Corp.*	2,300	178,342
Anthem, Inc.	16,000	2,101,440
Cardinal Health, Inc.	13,900	1,084,339
Centene Corp.*	15,020	1,071,977
Chemed Corp.	900	122,679
Cigna Corp.	13,216	1,691,516
CorVel Corp.*	924	39,898
DaVita HealthCare Partners, Inc.*	3,016	233,197
Diplomat Pharmacy, Inc. (x)*	3,000	105,000
Envision Healthcare Holdings, Inc.*	8,600	218,182
Express Scripts Holding Co.*	25,709	1,948,742
HCA Holdings, Inc.*	9,500	731,595
HealthSouth Corp.	4,092	158,852
Henry Schein, Inc.*	3,839	678,735
Humana, Inc.	15,400	2,770,152
Laboratory Corp. of America Holdings*	2,644	344,434
McKesson Corp.	10,543	1,967,851
MEDNAX, Inc.*	2,904	210,337
Molina Healthcare, Inc.*	2,400	119,760
Owens & Minor, Inc.	4,000	149,520
Patterson Cos., Inc.	3,300	158,037
Premier, Inc., Class A*	2,700	88,290
Select Medical Holdings Corp.*	7,500	81,525
Team Health Holdings, Inc.*	3,036	123,474
Tenet Healthcare Corp.*	5,197	143,645
UnitedHealth Group, Inc.	159,169	22,474,663
Universal Health Services, Inc., Class B	1,200	160,920
VCA, Inc.*	3,600	243,396
WellCare Health Plans, Inc.*	2,100	225,288

		42,361,674

Health Care Technology (0.6%)
athenahealth, Inc. (x)*	1,606	221,644
Cerner Corp.*	14,811	867,925
Computer Programs & Systems, Inc. (x)	858	34,251
HMS Holdings Corp.*	3,960	69,736
IMS Health Holdings, Inc.*	6,900	174,984
Inovalon Holdings, Inc., Class A (x)*	4,500	81,045
Medidata Solutions, Inc.*	3,300	154,671

See Notes to Financial Statements.

1305

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Omnicell, Inc.*	1,650	$56,479
Quality Systems, Inc.	2,508	29,870
Veeva Systems, Inc., Class A*	116,300	3,968,156

		5,658,761

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	3,900	173,004
Bio-Techne Corp.	1,700	191,709
Bruker Corp.	6,200	140,988
Charles River Laboratories International, Inc.*	2,200	181,368
Illumina, Inc.*	8,972	1,259,489
INC Research Holdings, Inc., Class A*	3,700	141,081
Luminex Corp.*	3,300	66,759
Mettler-Toledo International, Inc.*	1,320	481,694
PAREXEL International Corp.*	2,508	157,703
PerkinElmer, Inc.	3,000	157,260
PRA Health Sciences, Inc.*	3,500	146,160
Quintiles Transnational Holdings, Inc.*	2,706	176,756
Thermo Fisher Scientific, Inc.	22,968	3,393,752
VWR Corp.*	6,200	179,180
Waters Corp.*	4,290	603,389

		7,450,292

Pharmaceuticals (4.6%)
AbbVie, Inc.	74,313	4,600,718
Akorn, Inc.*	5,500	156,667
Allergan plc*	45,142	10,431,865
Bristol-Myers Squibb Co.	181,884	13,377,568
Catalent, Inc.*	5,400	124,146
Depomed, Inc. (x)*	2,706	53,092
Eli Lilly & Co.	55,000	4,331,250
Horizon Pharma plc (x)*	8,900	146,583
Impax Laboratories, Inc.*	5,100	146,982
Innoviva, Inc. (x)	3,432	36,139
Jazz Pharmaceuticals plc*	21,341	3,015,697
Johnson & Johnson	21,857	2,651,254
Mallinckrodt plc*	3,209	195,043
Medicines Co. (x)*	2,772	93,222
Mylan N.V.*	5,654	244,479
Nektar Therapeutics*	9,500	135,185
Pacira Pharmaceuticals, Inc. (x)*	2,200	74,206
Pfizer, Inc.	19,300	679,553
Prestige Brands Holdings, Inc.*	2,800	155,120
SciClone Pharmaceuticals, Inc.*	3,828	49,994
Sucampo Pharmaceuticals, Inc., Class A*	462	5,068
Teva Pharmaceutical Industries Ltd. (ADR)	65,498	3,289,965
Valeant Pharmaceuticals International, Inc.*	19,922	401,229
XenoPort, Inc.*	2,310	16,262
Zoetis, Inc.	20,947	994,145

		45,405,432

Total Health Care		199,987,673

Industrials (9.6%)
Aerospace & Defense (2.8%)
Aerojet Rocketdyne Holdings, Inc.*	3,036	55,498

B/E Aerospace, Inc.	5,190	$239,648
Boeing Co.	57,370	7,450,642
BWX Technologies, Inc.	4,300	153,811
Curtiss-Wright Corp.	1,800	151,650
General Dynamics Corp.	4,200	584,808
HEICO Corp.	793	52,981
HEICO Corp., Class A	1,700	91,205
Hexcel Corp.	4,620	192,377
Honeywell International, Inc.	35,726	4,155,649
Huntington Ingalls Industries, Inc.	2,244	377,059
L-3 Communications Holdings, Inc.	23,606	3,462,764
Lockheed Martin Corp.	22,630	5,616,087
Moog, Inc., Class A*	500	26,960
Northrop Grumman Corp.	7,600	1,689,328
Raytheon Co.	5,200	706,940
Rockwell Collins, Inc.	5,338	454,477
Spirit AeroSystems Holdings, Inc., Class A*	5,500	236,500
TASER International, Inc. (x)*	3,366	83,746
Teledyne Technologies, Inc.*	860	85,183
Textron, Inc.	26,200	957,872
TransDigm Group, Inc.*	2,291	604,114

		27,429,299

Air Freight & Logistics (0.9%)
C.H. Robinson Worldwide, Inc.	7,729	573,878
Expeditors International of Washington, Inc.	5,854	287,080
FedEx Corp.	21,106	3,203,469
Hub Group, Inc., Class A*	1,254	48,116
United Parcel Service, Inc., Class B	48,989	5,277,095

		9,389,638

Airlines (0.8%)
Alaska Air Group, Inc.	29,104	1,696,472
American Airlines Group, Inc.	78,700	2,227,997
Delta Air Lines, Inc.	27,600	1,005,468
JetBlue Airways Corp.*	7,200	119,232
Southwest Airlines Co.	30,400	1,191,984
United Continental Holdings, Inc.*	49,510	2,031,891

		8,273,044

Building Products (0.2%)
A.O. Smith Corp.	3,500	308,385
AAON, Inc.	2,449	67,372
Allegion plc	4,745	329,445
Fortune Brands Home & Security, Inc.	7,000	405,790
Lennox International, Inc.	2,244	319,995
Masco Corp.	9,912	306,677

		1,737,664

Commercial Services & Supplies (0.7%)
Cintas Corp.	4,472	438,837
Clean Harbors, Inc.*	2,244	116,935
Copart, Inc.*	4,515	221,280
Deluxe Corp.	2,310	153,315
Healthcare Services Group, Inc.	4,048	167,506
Interface, Inc.	2,838	43,280

See Notes to Financial Statements.

1306

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

KAR Auction Services, Inc.	6,300	$262,962
Knoll, Inc.	3,960	96,149
MSA Safety, Inc.	1,495	78,532
Multi-Color Corp.	128	8,115
Pitney Bowes, Inc.	6,300	112,140
R.R. Donnelley & Sons Co.	8,500	143,820
Rollins, Inc.	4,700	137,569
Stericycle, Inc.*	4,818	501,650
Tyco International plc	71,881	3,062,131
U.S. Ecology, Inc.	858	39,425
Waste Management, Inc.	16,800	1,113,336

		6,696,982

Construction & Engineering (0.2%)
Dycom Industries, Inc.*	1,700	152,592
EMCOR Group, Inc.	2,200	108,372
Fluor Corp.	39,712	1,957,008
Quanta Services, Inc.*	6,400	147,968
Valmont Industries, Inc.	1,056	142,845

		2,508,785

Electrical Equipment (0.2%)
Acuity Brands, Inc.	1,716	425,499
AMETEK, Inc.	3,267	151,033
AZZ, Inc.	1,517	90,990
Emerson Electric Co.	4,794	250,055
Generac Holdings, Inc. (x)*	2,700	94,392
Hubbell, Inc.	1,600	168,752
Rockwell Automation, Inc.	4,734	543,558

		1,724,279

Industrial Conglomerates (1.7%)
3M Co.	27,090	4,744,001
Carlisle Cos., Inc.	1,600	169,088
Danaher Corp.	86,553	8,741,853
General Electric Co.	82,100	2,584,508
Raven Industries, Inc.	1,716	32,501
Roper Technologies, Inc.	2,233	380,860

		16,652,811

Machinery (0.8%)
CLARCOR, Inc.	2,500	152,075
Deere & Co. (x)	3,937	319,054
Donaldson Co., Inc.	8,711	299,310
Flowserve Corp.	14,938	674,749
Gorman-Rupp Co.	837	22,942
Graco, Inc.	3,042	240,288
Hillenbrand, Inc.	149	4,476
IDEX Corp.	3,696	303,442
Illinois Tool Works, Inc.	13,504	1,406,577
Ingersoll-Rand plc	5,900	375,712
Lincoln Electric Holdings, Inc.	3,194	188,701
Lindsay Corp. (x)	660	44,788
Middleby Corp.*	2,574	296,653
Navistar International Corp. (x)*	4,800	56,112
Nordson Corp.	3,247	271,482
Omega Flex, Inc.	98	3,728
PACCAR, Inc.	2,700	140,049
Pentair plc	12,916	752,874
RBC Bearings, Inc.*	1,188	86,130
Snap-on, Inc.	2,700	426,114
Stanley Black & Decker, Inc.	1,518	168,832

Tennant Co.	1,518	$81,775
Toro Co.	2,772	244,490
WABCO Holdings, Inc.*	3,036	278,006
Wabtec Corp.	11,650	818,179
Woodward, Inc.	3,168	182,604
Xylem, Inc.	4,300	191,995

		8,031,137

Professional Services (0.6%)
Advisory Board Co.*	1,716	60,729
CEB, Inc.	2,100	129,528
Dun & Bradstreet Corp.	1,200	146,208
Equifax, Inc.	5,516	708,254
Exponent, Inc.	1,176	68,690
Huron Consulting Group, Inc.*	434	26,222
IHS, Inc., Class A*	3,326	384,519
Insperity, Inc.	1,716	132,527
Nielsen Holdings plc	54,048	2,808,875
Robert Half International, Inc.	8,719	332,717
TransUnion*	4,600	153,824
Verisk Analytics, Inc.*	8,168	662,262
WageWorks, Inc.*	2,500	149,525

		5,763,880

Road & Rail (0.4%)
AMERCO	326	122,103
Avis Budget Group, Inc.*	4,374	140,974
Hertz Global Holdings, Inc.*	18,400	203,688
J.B. Hunt Transport Services, Inc.	5,097	412,500
Landstar System, Inc.	2,300	157,918
Old Dominion Freight Line, Inc.*	3,139	189,313
Union Pacific Corp.	34,734	3,030,542

		4,257,038

Trading Companies & Distributors (0.3%)
Air Lease Corp.	5,400	144,612
Fastenal Co.	15,052	668,158
HD Supply Holdings, Inc.*	7,900	275,078
Kaman Corp.	185	7,866
MSC Industrial Direct Co., Inc., Class A	2,100	148,176
NOW, Inc.*	7,418	134,562
United Rentals, Inc.*	4,356	292,288
W.W. Grainger, Inc. (x)	3,107	706,066
Watsco, Inc.	1,200	168,828

		2,545,634

Total Industrials		95,010,191

Information Technology (30.2%)
Communications Equipment (0.6%)
Arista Networks, Inc. (x)*	1,900	122,322
ARRIS International plc*	28,252	592,162
Ciena Corp.*	7,500	140,625
CommScope Holding Co., Inc.*	5,200	161,356
F5 Networks, Inc.*	3,088	351,538
Infinera Corp.*	6,798	76,682
InterDigital, Inc.	2,046	113,921
Juniper Networks, Inc.	26,300	591,487
Motorola Solutions, Inc.	2,197	144,936
Palo Alto Networks, Inc. (x)*	22,835	2,800,485
ShoreTel, Inc.*	1,980	13,246

See Notes to Financial Statements.

1307

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Ubiquiti Networks, Inc.*	3,800	$146,908
ViaSat, Inc. (x)*	1,558	111,241

		5,366,909

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	14,994	859,606
Badger Meter, Inc.	1,188	86,760
Belden, Inc.	2,200	132,814
CDW Corp.	6,100	244,488
Cognex Corp.	3,802	163,866
Dolby Laboratories, Inc., Class A	14,546	696,026
DTS, Inc.*	924	24,440
FEI Co.	2,000	213,760
Fitbit, Inc., Class A (x)*	13,967	170,677
IPG Photonics Corp.*	1,800	144,000
Littelfuse, Inc.	1,100	130,009
MTS Systems Corp. (x)	330	14,467
National Instruments Corp.	4,290	117,546
TE Connectivity Ltd.	47,601	2,718,493
Trimble Navigation Ltd.*	9,100	221,676
Universal Display Corp.*	1,518	102,920
VeriFone Systems, Inc.*	5,500	101,970
Zebra Technologies Corp., Class A*	2,500	125,250

		6,268,768

Internet Software & Services (7.2%)
Akamai Technologies, Inc.*	7,012	392,181
Alphabet, Inc., Class A*	24,803	17,449,655
Alphabet, Inc., Class C*	21,962	15,199,900
Cimpress N.V. (x)*	1,600	147,968
comScore, Inc.*	990	23,641
Cornerstone OnDemand, Inc.*	2,640	100,478
CoStar Group, Inc.*	1,642	359,040
Demandware, Inc.*	2,100	157,290
eBay, Inc.*	51,315	1,201,284
Facebook, Inc., Class A*	259,967	29,709,029
GoDaddy, Inc., Class A (x)*	5,300	165,307
GrubHub, Inc. (x)*	5,100	158,457
IAC/InterActiveCorp	3,400	191,420
j2 Global, Inc.	2,200	138,974
LinkedIn Corp., Class A*	5,426	1,026,871
LivePerson, Inc.*	630	3,994
Match Group, Inc. (x)*	10,900	164,318
NIC, Inc.	992	21,764
Pandora Media, Inc. (x)*	7,787	96,948
Rackspace Hosting, Inc.*	3,894	81,229
Stamps.com, Inc. (x)*	726	63,467
Tencent Holdings Ltd. (ADR)	54,600	1,254,162
Twitter, Inc. (x)*	57,809	977,550
VeriSign, Inc. (x)*	4,732	409,129
XO Group, Inc.*	1,518	26,459
Yelp, Inc.*	1,800	54,648
Zillow Group, Inc., Class A*	37,700	1,381,705
Zillow Group, Inc., Class C (x)*	4,400	159,632

		71,116,500

IT Services (4.5%)
Accenture plc, Class A	28,444	3,222,421
Alliance Data Systems Corp.*	2,765	541,719
Automatic Data Processing, Inc.	20,987	1,928,076
Black Knight Financial Services, Inc., Class A*	3,700	139,120

Booz Allen Hamilton Holding Corp.	5,200	$154,128
Broadridge Financial Solutions, Inc.	5,559	362,447
Cardtronics, Inc.*	660	26,275
Cass Information Systems, Inc.	399	20,628
Cognizant Technology Solutions Corp., Class A*	48,444	2,772,934
Convergys Corp.	5,100	127,500
CoreLogic, Inc.*	4,400	169,312
CSRA, Inc.	7,500	175,725
DST Systems, Inc.	1,300	151,359
EPAM Systems, Inc.*	2,300	147,913
Euronet Worldwide, Inc.*	2,400	166,056
ExlService Holdings, Inc.*	792	41,509
Fidelity National Information Services, Inc.	8,506	626,722
First Data Corp., Class A*	11,000	121,770
Fiserv, Inc.*	11,000	1,196,030
FleetCor Technologies, Inc.*	4,106	587,692
Forrester Research, Inc.	858	31,626
Gartner, Inc.*	4,732	460,944
Genpact Ltd.*	6,534	175,372
Global Payments, Inc.	7,311	521,859
Hackett Group, Inc.	2,178	30,209
International Business Machines Corp.	27,749	4,211,743
Jack Henry & Associates, Inc.	3,828	334,069
Lionbridge Technologies, Inc.*	6,204	24,506
MasterCard, Inc., Class A	66,760	5,878,886
MAXIMUS, Inc.	3,000	166,110
NeuStar, Inc., Class A (x)*	2,904	68,273
Paychex, Inc.	13,973	831,393
PayPal Holdings, Inc.*	86,415	3,155,012
Sabre Corp.	9,500	254,505
Science Applications International Corp.	2,600	151,710
Square, Inc., Class A (x)*	17,100	154,755
Syntel, Inc.*	2,496	112,969
Teradata Corp.*	5,900	147,913
Total System Services, Inc.	6,402	340,010
Vantiv, Inc., Class A*	6,500	367,900
Visa, Inc., Class A	193,996	14,388,683
Western Union Co.	23,287	446,645
WEX, Inc.*	1,782	158,010

		45,092,438

Semiconductors & Semiconductor Equipment (4.1%)
Advanced Micro Devices, Inc. (x)*	28,906	148,577
Applied Materials, Inc.	35,710	855,969
ASML Holding N.V. (N.Y. Shares)	14,500	1,438,545
Broadcom Ltd.	94,441	14,676,131
Cabot Microelectronics Corp.	140	5,928
Cavium, Inc. (x)*	2,400	92,640
Cirrus Logic, Inc.*	3,800	147,402
Cree, Inc. (x)*	70,740	1,728,886
Exar Corp.*	198	1,594
Inphi Corp.*	57,700	1,848,131
Integrated Device Technology, Inc.*	7,100	142,923
Intel Corp.	63,138	2,070,926
KLA-Tencor Corp.	7,500	549,375
Lam Research Corp.	23,800	2,000,628

See Notes to Financial Statements.

1308

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Linear Technology Corp.	5,133	$238,839
Maxim Integrated Products, Inc.	12,960	462,542
Microchip Technology, Inc. (x)	10,248	520,188
Microsemi Corp.*	4,900	160,132
Monolithic Power Systems, Inc.	2,676	182,824
NVE Corp.	164	9,619
NVIDIA Corp.	138,300	6,501,483
NXP Semiconductors N.V.*	22,870	1,791,636
ON Semiconductor Corp.*	18,500	163,170
Power Integrations, Inc.	1,848	92,529
Qorvo, Inc.*	2,650	146,439
QUALCOMM, Inc.	14,023	751,212
Rambus, Inc.*	5,940	71,755
Semtech Corp.*	3,234	77,163
Silicon Laboratories, Inc.*	3,100	151,094
Skyworks Solutions, Inc.	9,895	626,156
Synaptics, Inc.*	1,800	96,750
Texas Instruments, Inc.	48,481	3,037,335
Xilinx, Inc.	3,577	165,007

		40,953,528

Software (9.8%)
ACI Worldwide, Inc.*	2,300	44,873
Activision Blizzard, Inc.	183,200	7,260,216
Adobe Systems, Inc.*	72,870	6,980,217
American Software, Inc., Class A	192	2,012
ANSYS, Inc.*	1,800	163,350
Aspen Technology, Inc.*	3,800	152,912
Autodesk, Inc.*	39,708	2,149,791
Blackbaud, Inc.	1,300	88,270
Cadence Design Systems, Inc.*	12,605	306,301
CDK Global, Inc.	8,095	449,192
Citrix Systems, Inc.*	46,352	3,712,332
CommVault Systems, Inc.*	2,046	88,367
Electronic Arts, Inc.*	14,695	1,113,293
Ellie Mae, Inc.*	59,100	5,416,515
Epiq Systems, Inc.	1,981	28,923
Fair Isaac Corp.	1,400	158,214
FireEye, Inc. (x)*	6,400	105,408
Fortinet, Inc.*	5,610	177,220
Gigamon, Inc.*	65,800	2,460,262
Guidewire Software, Inc.*	2,838	175,275
Interactive Intelligence Group, Inc.*	726	29,759
Intuit, Inc.	12,533	1,398,808
Manhattan Associates, Inc.*	3,500	224,455
Microsoft Corp.#	506,339	25,909,367
Mobileye N.V. (x)*	23,100	1,065,834
NetSuite, Inc. (x)*	14,400	1,048,320
Nuance Communications, Inc.*	52,892	826,702
Oracle Corp.	13,284	543,714
Paycom Software, Inc. (x)*	3,600	155,556
Pegasystems, Inc.	2,508	67,591
Proofpoint, Inc. (x)*	2,400	151,416
PROS Holdings, Inc.*	660	11,504
PTC, Inc.*	3,843	144,420
Qlik Technologies, Inc.*	3,300	97,614
Red Hat, Inc.*	8,909	646,793
salesforce.com, Inc.*	182,867	14,521,468
ServiceNow, Inc.*	111,606	7,410,638
Splunk, Inc.*	68,334	3,702,336

SS&C Technologies Holdings, Inc.	7,128	$200,154
Symantec Corp.	7,200	147,888
Synchronoss Technologies, Inc.*	1,122	35,747
Synopsys, Inc.*	3,300	178,464
Tableau Software, Inc., Class A*	1,800	88,056
Take-Two Interactive Software, Inc.*	4,000	151,680
Tyler Technologies, Inc.*	2,046	341,089
Ultimate Software Group, Inc.*	29,454	6,193,882
VASCO Data Security International, Inc. (x)*	1,452	23,798
VMware, Inc., Class A (x)*	4,016	229,795
Workday, Inc., Class A*	11,848	884,690
Zendesk, Inc. (x)*	5,500	145,090
Zix Corp.*	6,336	23,760

		97,633,331

Technology Hardware, Storage & Peripherals (3.4%)
3D Systems Corp. (x)*	4,422	60,537
Apple, Inc.	299,636	28,645,201
Diebold, Inc.	4,000	99,320
Electronics for Imaging, Inc.*	3,500	150,640
EMC Corp.	9,965	270,749
NCR Corp.*	5,700	158,289
Seagate Technology plc (x)	103,616	2,524,086
Silicon Graphics International Corp.*	198	996
Western Digital Corp.	28,711	1,356,882

		33,266,700

Total Information Technology		299,698,174

Materials (2.8%)
Chemicals (1.9%)
Air Products and Chemicals, Inc.	8,200	1,164,728
Axalta Coating Systems Ltd.*	7,500	198,975
Balchem Corp.	85	5,070
Celanese Corp.	37,883	2,479,442
Chemtura Corp.*	6,200	163,556
Chermours Co. (x)	3,898	32,120
Dow Chemical Co.	59,910	2,978,126
E.I. du Pont de Nemours & Co.	40,191	2,604,377
Ecolab, Inc.	13,140	1,558,404
FMC Corp.	6,621	306,619
GCP Applied Technologies, Inc.*	3,102	80,776
H.B. Fuller Co.	400	17,596
International Flavors & Fragrances, Inc.	4,224	532,520
LyondellBasell Industries N.V., Class A	7,051	524,735
Monsanto Co.	13,017	1,346,088
NewMarket Corp.	462	191,444
OMNOVA Solutions, Inc.*	2,530	18,342
PolyOne Corp.	4,686	165,135
PPG Industries, Inc.	12,884	1,341,869
Praxair, Inc.	11,193	1,257,981
RPM International, Inc.	5,478	273,626
Sherwin-Williams Co.	3,706	1,088,341
Valspar Corp.	4,290	463,449
W.R. Grace & Co.	3,102	227,097

		19,020,416

See Notes to Financial Statements.

1309

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Construction Materials (0.3%)
Eagle Materials, Inc.	2,161	$166,721
Martin Marietta Materials, Inc.	2,606	500,352
Vulcan Materials Co.	16,900	2,034,084

		2,701,157

Containers & Packaging (0.3%)
AptarGroup, Inc.	2,112	167,122
Avery Dennison Corp.	3,900	291,525
Ball Corp.	7,919	572,464
Bemis Co., Inc.	3,000	154,470
Berry Plastics Group, Inc.*	5,500	213,675
Crown Holdings, Inc.*	6,200	314,154
Graphic Packaging Holding Co.	15,179	190,345
Packaging Corp. of America	4,356	291,547
Sealed Air Corp.	8,645	397,411
Silgan Holdings, Inc.	1,008	51,872

		2,644,585

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	143,853	1,602,522
Nucor Corp.	25,086	1,239,499
Royal Gold, Inc.	2,300	165,646
Southern Copper Corp. (x)	5,612	151,412
Steel Dynamics, Inc.	6,000	147,000
Worthington Industries, Inc.	700	29,610

		3,335,689

Total Materials		27,701,847

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.8%)
8x8, Inc.*	6,300	92,043
AT&T, Inc.	39,699	1,715,394
Cogent Communications Holdings, Inc.	3,800	152,228
Consolidated Communications Holdings, Inc.	2,400	65,376
SBA Communications Corp., Class A*	2,966	320,150
Verizon Communications, Inc.	93,813	5,238,518
Windstream Holdings, Inc. (x)	4,129	38,276
Zayo Group Holdings, Inc.*	5,800	161,994

		7,783,979

Wireless Telecommunication Services (0.1%)
Shenandoah Telecommunications Co.	2,900	113,274
T-Mobile US, Inc.*	31,300	1,354,351

		1,467,625

Total Telecommunication Services		9,251,604

Utilities (0.1%)
Electric Utilities (0.0%)
ITC Holdings Corp.	3,400	159,188

Gas Utilities (0.1%)
Piedmont Natural Gas Co., Inc.	2,500	150,300
Southwest Gas Corp.	1,800	141,678

		291,978

Multi-Utilities (0.0%)
Dominion Resources, Inc.	2,300	$179,239

Total Utilities		630,405

Total Common Stocks (98.2%) (Cost $646,303,569)		975,342,952

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp. (Contingent Value Shares) (b)*†	6,270	5,220

Health Care Equipment & Supplies (0.0%)
Wright Medical Group N.V., expiring 3/1/19*	22,047	27,559

Pharmaceuticals (0.0%)
Furiex Pharmaceutials, Inc. (Contingent Value Shares) (b)*†	594	—

Total Rights (0.0%) (Cost $—)		32,779

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (2.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	19,789,898	19,789,898

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.0%)
Citigroup Global Markets Ltd.,
0.450%, dated 6/30/16, due 7/1/16, repurchase price $3,600,045, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $3,672,001. (xx)	$3,600,000	3,600,000
Deutsche Bank AG,
0.410%, dated 6/30/16, due 7/1/16, repurchase price $2,300,026, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $2,346,004. (xx)	2,300,000	2,300,000
HSBC Securities, Inc.,
0.360%, dated 6/30/16, due 7/1/16, repurchase price $3,000,030, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $3,060,014. (xx)	3,000,000	3,000,000

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $3,000,032, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $3,060,062. (xx)	$3,000,000	$3,000,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $7,948,204, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $8,107,075. (xx)	7,948,112	7,948,112
Mizuho Securities USA, Inc., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $2,000,025, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.750%, maturing 5/31/17-5/31/23; total market value $2,040,000. (xx)	2,000,000	2,000,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $5,000,067, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $5,100,069. (xx)	5,000,000	5,000,000
Natixis, 0.600%, dated 6/30/16, due 7/1/16, repurchase price $2,000,033, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50; total market value $2,040,034. (xx)	2,000,000	2,000,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $3,000,040, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $3,060,041. (xx)	3,000,000	3,000,000

Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $4,000,044, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $4,080,000. (xx)	$4,000,000	$4,000,000
Societe Generale S.A., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $4,000,187, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.250%, maturing 6/30/17-5/15/44; total market value $4,080,000. (xx)	4,000,000	4,000,000

Total Repurchase Agreements		39,848,112

Total Short-Term Investments (6.0%) (Cost $59,638,010)		59,638,010

Total Investments (104.2%) (Cost $705,941,579)		1,035,013,741
Other Assets Less Liabilities (-4.2%)		(41,773,082)

Net Assets (100%)		$993,240,659

*	Non-income producing.
†	Securities (totaling $5,220 or 0.0% of net assets) held at fair value by management.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,330,420.
(b)	Illiquid Security.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $39,559,446. This was secured by collateral of $39,848,112 which was received as cash and subsequently invested in short-term investments currently valued at $39,848,112, as reported in the Portfolio of Investments, and $467,941 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 5.375%, maturing 7/14/16 - 2/15/46.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	17	September-16	$1,486,486	$1,498,380	$11,894
S&P 500 E-Mini Index	19	September-16	1,962,815	1,985,690	22,875
S&P MidCap 400 E-Mini Index	6	September-16	891,759	895,800	4,041

					$38,810

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$216,467,234	$—	$—	$216,467,234
Consumer Staples	59,598,192	—	—	59,598,192
Energy	19,112,653	—	—	19,112,653
Financials	47,884,979	—	—	47,884,979
Health Care	199,987,673	—	—	199,987,673
Industrials	95,010,191	—	—	95,010,191
Information Technology	299,698,174	—	—	299,698,174
Materials	27,701,847	—	—	27,701,847
Telecommunication Services	9,251,604	—	—	9,251,604
Utilities	630,405	—	—	630,405
Futures	38,810	—	—	38,810
Rights
Health Care	27,559	—	5,220	32,779
Short-Term Investments
Investment Companies	19,789,898	—	—	19,789,898
Repurchase Agreements	—	39,848,112	—	39,848,112

Total Assets	$995,199,219	$39,848,112	$5,220	$1,035,052,551

Total Liabilities	$—	$—	$—	$—

Total	$995,199,219	$39,848,112	$5,220	$1,035,052,551

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$38,810	*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$122,029

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$63,169

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $3,817,000 during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$3,600,000	$—	$3,600,000	$(3,600,000)	$—
Deutsche Bank AG	2,300,000	—	2,300,000	(2,300,000)	—
HSBC Securities, Inc.	6,000,000	—	6,000,000	(6,000,000)	—
Merrill Lynch PFS, Inc.	7,948,112	—	7,948,112	(7,948,112)	—
Mizuho Securities USA, Inc.	2,000,000	—	2,000,000	(2,000,000)	—
Natixis	10,000,000	—	10,000,000	(10,000,000)	—
Nomura Securities Co., Ltd.	4,000,000	—	4,000,000	(4,000,000)	—
Societe Generale S.A.	4,000,000	—	4,000,000	(4,000,000)	—

Total	$39,848,112	$—	$39,848,112	$(39,848,112)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$399,888,947
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$351,486,118

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$342,187,723
Aggregate gross unrealized depreciation	(19,728,723)

Net unrealized appreciation	$322,459,000

Federal income tax cost of investments	$712,554,741

For the six months ended June 30, 2016, the Portfolio incurred approximately $2,694 as brokerage commissions with with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $666,093,467)	$995,165,629
Repurchase Agreements (Cost $39,848,112)	39,848,112
Cash	2,284,141
Receivable for securities sold	3,087,252
Dividends, interest and other receivables	890,786
Receivable from Separate Accounts for Trust shares sold	64,648
Due from broker for futures variation margin	54,374
Security lending income receivable	25,487
Other assets	11,315

Total assets	1,041,431,744

LIABILITIES
Payable on return of securities loaned	39,848,112
Payable for securities purchased	5,118,759
Due to Custodian	1,769,219
Payable to Separate Accounts for Trust shares redeemed	538,514
Investment management fees payable	474,740
Distribution fees payable – Class IA	188,048
Administrative fees payable	102,719
Trustees’ fees payable	27,542
Distribution fees payable – Class IB	15,667
Accrued expenses	107,765

Total liabilities	48,191,085

NET ASSETS	$993,240,659

Net assets were comprised of:
Paid in capital	$1,434,706,415
Accumulated undistributed net investment income (loss)	3,557,319
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(774,134,018)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	329,110,943

Net assets	$993,240,659

Class IA
Net asset value, offering and redemption price per share, $912,857,005 / 20,328,216 shares outstanding (unlimited amount authorized: $0.01 par value)	$44.91

Class IB
Net asset value, offering and redemption price per share, $75,919,478 / 1,721,821 shares outstanding (unlimited amount authorized: $0.01 par value)	$44.09

Class K
Net asset value, offering and redemption price per share, $4,464,176 / 99,576 shares outstanding (unlimited amount authorized: $0.01 par value)	$44.83

(x)	Includes value of securities on loan of $39,559,446.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends (net of $5,120 foreign withholding tax)	$7,856,945
Interest	8,633
Securities lending (net)	62,085

Total income	7,927,663

EXPENSES
Investment management fees	2,858,533
Distribution fees – Class IA	1,131,775
Administrative fees	619,407
Distribution fees – Class IB	94,667
Custodian fees	93,965
Professional fees	36,572
Printing and mailing expenses	34,081
Trustees’ fees	12,934
Miscellaneous	10,317

Total expenses	4,892,251

NET INVESTMENT INCOME (LOSS)	3,035,412

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	19,316,970
Futures	122,029
Foreign currency transactions	(6,532)

Net realized gain (loss)	19,432,467

Change in unrealized appreciation (depreciation) on:
Investments	(46,569,963)
Futures	63,169
Foreign currency translations	319

Net change in unrealized appreciation (depreciation)	(46,506,475)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(27,074,008)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(24,038,596)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,035,412	$1,772,123
Net realized gain (loss) on investments, futures and foreign currency transactions	19,432,467	89,567,261
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(46,506,475)	(46,626,727)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(24,038,596)	44,712,657

DIVIDENDS:
Dividends from net investment income
Class IA	—	(1,607,751)
Class IB	—	(133,954)
Class K	—	(21,302)

TOTAL DIVIDENDS:	—	(1,763,007)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 118,875 and 317,154 shares, respectively ]	5,217,098	14,574,167
Capital shares issued in reinvestment of dividends [ 0 and 35,601 shares, respectively ]	—	1,607,751
Capital shares repurchased [ (1,094,730) and (2,345,925) shares, respectively ]	(47,901,353)	(107,824,709)

Total Class IA transactions	(42,684,255)	(91,642,791)

Class IB
Capital shares sold [ 95,772 and 245,436 shares, respectively ]	4,088,296	11,104,278
Capital shares issued in reinvestment of dividends [ 0 and 3,021 shares, respectively ]	—	133,954
Capital shares repurchased [ (191,627) and (372,126) shares, respectively ]	(8,207,950)	(16,746,759)

Total Class IB transactions	(4,119,654)	(5,508,527)

Class K
Capital shares sold [ 10,730 and 27,904 shares, respectively ]	468,058	1,281,686
Capital shares issued in reinvestment of dividends [ 0 and 473 shares, respectively ]	—	21,302
Capital shares repurchased [ (23,965) and (71,729) shares, respectively ]	(1,038,750)	(3,335,184)

Total Class K transactions	(570,692)	(2,032,196)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(47,374,601)	(99,183,514)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(71,413,197)	(56,233,864)
NET ASSETS:
Beginning of period	1,064,653,856	1,120,887,720

End of period (a)	$993,240,659	$1,064,653,856

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$3,557,319	$521,907

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IA		2015		2014	2013	2012	2011
Net asset value, beginning of period	$45.89	$44.20		$39.98	$29.17	$25.60	$27.32

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13	0.07		0.05	0.03	0.06	0.06
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(1.11)	1.70		4.21	10.82	3.58	(1.73)

Total from investment operations	(0.98)	1.77		4.26	10.85	3.64	(1.67)

Less distributions:
Dividends from net investment income	—	(0.08)		(0.04)	(0.04)	(0.07)	(0.05)

Net asset value, end of period	$44.91	$45.89		$44.20	$39.98	$29.17	$25.60

Total return (b)	(2.14)%	4.00	%(aa)	10.66%	37.21%	14.21%	(6.12)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$912,857	$977,594		$1,029,733	$1,029,123	$849,059	$833,975
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.99%	0.98%		1.03%	1.03%	1.00%	0.74%
Before fees paid indirectly (a)(f)	0.99%	0.98%		1.03%	1.03%	1.01%	0.75%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.61%	0.16%		0.12%	0.09%	0.23%	0.21%
Before fees paid indirectly (a)(f)	0.61%	0.16%		0.12%	0.09%	0.22%	0.20%
Portfolio turnover rate (z)^	36%	65%		54%	72%	72%	74%

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IB		2015		2014	2013	2012	2011
Net asset value, beginning of period	$45.06	$43.40		$39.25	$28.65	$25.15	$26.85

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13	0.07		0.05	0.03	0.06	(0.01)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(1.10)	1.66		4.14	10.61	3.51	(1.69)

Total from investment operations	(0.97)	1.73		4.19	10.64	3.57	(1.70)

Less distributions:
Dividends from net investment income	—	(0.07)		(0.04)	(0.04)	(0.07)	—

Net asset value, end of period	$44.09	$45.06		$43.40	$39.25	$28.65	$25.15

Total return (b)	(2.15)%	4.00	%(bb)	10.68%	37.14%	14.19%	(6.33)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$75,919	$81,898		$84,253	$85,890	$559,267	$558,736
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.99%	0.98%		1.03%	1.03%	1.00%	0.99%
Before fees paid indirectly (a)(f)	0.99%	0.98%		1.03%	1.03%	1.01%	1.00%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.61%	0.16%		0.12%	0.11%	0.22%	(0.04)%
Before fees paid indirectly (a)(f)	0.61%	0.16%		0.12%	0.10%	0.22%	(0.05)%
Portfolio turnover rate (z)^	36%	65%		54%	72%	72%	74%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,					August 26, 2011* to December 31, 2011
Class K		2015		2014	2013	2012
Net asset value, beginning of period	$45.76	$44.20		$39.98	$29.17	$25.60	$24.85

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19	0.19		0.15	0.12	0.12	0.03
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(1.12)	1.56		4.22	10.83	3.59	0.77

Total from investment operations	(0.93)	1.75		4.37	10.95	3.71	0.80

Less distributions:
Dividends from net investment income	—	(0.19)		(0.15)	(0.14)	(0.14)	(0.05)

Net asset value, end of period	$44.83	$45.76		$44.20	$39.98	$29.17	$25.60

Total return (b)	(2.03)%	3.97	%(cc)	10.94%	37.55%	14.50%	3.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,464	$5,162		$6,902	$8,181	$6,404	$10,092
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	0.74%	0.73%		0.78%	0.78%	0.75%	0.74%
Before fees paid indirectly (a)(f)	0.74%	0.73%		0.78%	0.78%	0.76%	0.75%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.87%	0.41%		0.36%	0.34%	0.43%	0.37%
Before fees paid indirectly (a)(f)	0.87%	0.41%		0.36%	0.34%	0.42%	0.37%
Portfolio turnover rate (z)^	36%	65%		54%	72%	72%	74%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been 3.82%.
(bb)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been 3.81%.
(cc)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been 3.79%.

See Notes to Financial Statements.

1317

MULTIMANAGER CORE BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Government Securities	61.6%
Asset-Backed and Mortgage-Backed Securities	17.9
Financials	12.4
Health Care	2.3
Consumer Discretionary	2.0
Utilities	1.7
Information Technology	1.9
Energy	1.6
Industrials	1.5
Telecommunication Services	1.3
Consumer Staples	1.2
Investment Companies	0.8
Materials	0.4
Repurchase Agreements	0.4
Options Purchased	0.0 #
Cash and Other	(7.0)

100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$1,041.72	$4.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.13	4.78
Class IB
Actual	1,000.00	1,041.64	4.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.13	4.78
Class K
Actual	1,000.00	1,043.01	3.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.37	3.53

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 0.95%, 0.95% and 0.70%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1318

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (17.9%)
Asset-Backed Securities (6.2%)
AmeriCredit Automobile Receivables,
Series 2016-1 A2A 1.520%, 6/10/19		$500,000	$500,563
Apidos CDO V,
Series 2007-5A B 1.328%, 4/15/21 (l)§		300,000	286,885
Apidos CLO XVI,
Series 2013-16A A1 2.083%, 1/19/25 (l)§		250,000	249,339
Series 2013-16A B 3.433%, 1/19/25 (l)§		250,000	246,651
Ares XXX CLO Ltd.,
Series 2014-30A A2 1.484%, 4/20/23 (l)§		180,082	178,248
B2R Mortgage Trust,
Series 2015-1 A1 2.524%, 5/15/48§		94,484	95,396
Series 2015-2 A 3.336%, 11/15/48§		98,372	101,311
Betony CLO Ltd.,
Series 2015-1A C 3.778%, 4/15/27 (l)§		500,000	493,992
Series 2015-1A D 4.228%, 4/15/27 (l)§		500,000	451,168
BlueMountain CLO Ltd.,
Series 2013-1A A1 1.826%, 5/15/25 (l)§		250,000	248,572
Series 2014-4A B1 3.074%, 11/30/26 (l)§		500,000	500,317
Series 2015-2A D 4.183%, 7/18/27 (l)§		250,000	227,339
Bosphorus CLO,
Series 1X A 0.894%, 11/10/23 (l)(m)	EUR	218,311	242,129
Bridgeport CLO II Ltd.,
Series 2007-2A A1 0.877%, 6/18/21 (l)§		$676,880	658,964
Cadogan Square CLO IV B.V.,
Series 4X A 0.165%, 7/24/23 (l)(m)	EUR	365,470	401,078
Canyon Capital CLO Ltd.,
Series 2012-1A C 3.428%, 1/15/24 (l)§		$250,000	238,127
Series 2014-1A C 3.887%, 4/30/25 (l)§		250,000	217,545
Capital One Multi-Asset Execution Trust,
Series 2016-A1 A1 0.900%, 2/15/22 (l)		500,000	500,431
Carlyle Global Market Strategies CLO Ltd.,
Series 2012-1A AR 1.864%, 4/20/22 (l)§		900,000	897,328
Cent CLO Ltd.,
Series 2013-19A AR 1.968%, 10/29/25 (l)§		250,000	248,051
Chapel B.V.,
Series 2007 A2 0.109%, 7/17/66 (l)(m)	EUR	478,000	493,221
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3 M1 0.743%, 10/25/36 (l)		$5,000,000	$4,430,867
Colony American Homes,
Series 2015-1A A 1.646%, 7/17/32 (l)§		99,795	98,896
Cordatus CLO I plc,
Series 2006-1X A1 0.152%, 1/30/24 (l)(m)	EUR	362,989	399,662
Cork Street CLO Designated Activity Co.,
Series 1A A1BE 1.350%, 11/27/28 (l)§		500,000	555,139
DB Master Finance LLC,
Series 2015-1A A2I 3.262%, 2/20/45§		$1,975,000	2,009,853
Series 2015-1A A2II 3.980%, 2/20/45§		1,975,000	2,032,236
Dell Equipment Finance Trust,
Series 2015-2 A1 0.530%, 10/24/16§		43,604	43,600
Series 2015-2 A2B 1.348%, 12/22/17 (l)§		400,000	400,591
Dorchester Park CLO Ltd.,
Series 2015-1A C 3.834%, 1/20/27 (l)§		250,000	250,201
Series 2015-1A D 4.184%, 1/20/27 (l)§		250,000	235,506
EFS Volunteer LLC,
Series 2010-1 A1 1.488%, 10/26/26 (l)§		101,759	101,801
Ford Credit Floorplan Master Owner Trust,
Series 2012-5 C 2.140%, 9/15/19		218,000	219,563
GSAA Home Equity Trust,
Series 2006-5 2A1 0.523%, 3/25/36 (l)		20,772	11,960
Series 2007-10 A2A 6.500%, 11/25/37		3,319,253	2,367,566
Series 2007-8 A2 0.803%, 8/25/37 (l)		887,553	793,233
Invitation Homes Trust,
Series 2015-SFR3 A 1.746%, 8/17/32 (l)§		98,692	98,101
Jamestown CLO VI Ltd.,
Series 2015-6A A1A 2.236%, 2/20/27 (l)§		500,000	498,034
LCM IX LP,
Series 9A A 1.830%, 7/14/22 (l)§		428,827	428,174
Lockwood Grove CLO Ltd.,
Series 2014-1A A1 2.008%, 1/25/24 (l)§		1,843,729	1,831,488
Madison Park Funding IV Ltd.,
Series 2007-4A A1A 0.867%, 3/22/21 (l)§		219,222	215,714
Series 2007-4A A2 0.877%, 3/22/21 (l)§		225,377	220,931

See Notes to Financial Statements.

1319

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Madison Park Funding XVI Ltd.,
Series 2015-16A B 3.634%, 4/20/26 (l)§	$500,000	$498,487
Magnetite VIII Ltd.,
Series 2014-8A C 3.728%, 4/15/26 (l)§	250,000	250,033
Magnetite XII Ltd.,
Series 2015-12A A1A 2.128%, 4/15/27 (l)§	250,000	249,387
Navient Private Education Loan Trust,
Series 2014-CTA B 2.192%, 10/17/44 (l)§	100,000	91,496
Series 2015-AA A3 2.142%, 11/15/30 (l)§	100,000	100,000
Neuberger Berman CLO Ltd.,
Series 2012-12A A2RR 1.931%, 7/25/23 (b)(l)§	500,000	500,000
Nomura Home Equity Loan, Inc.,
Series 2007-1 2A1A 0.613%, 2/25/37 (l)	4,333,399	3,285,245
Octagon Investment Partners 27 Ltd.,
Series 2016-1A C 3.662%, 7/15/27 (l)§	250,000	249,076
OHA Credit Partners VI Ltd.,
Series 2012-6A AR 1.846%, 5/15/23 (l)§	959,500	957,379
OneMain Financial Issuance Trust,
Series 2014-1A B 3.240%, 6/18/24 (b)§	100,000	99,991
Series 2015-1A A 3.190%, 3/18/26§	155,000	157,263
Series 2015-1A B 3.850%, 3/18/26§	500,000	497,472
OZLM VI Ltd.,
Series 2014-6A A2A 2.783%, 4/17/26 (l)§	250,000	247,553
OZLM XI Ltd.,
Series 2015-11A A1A 2.187%, 1/30/27 (l)§	250,000	248,647
Series 2015-11A A2A 2.887%, 1/30/27 (l)§	250,000	245,890
Penarth Master Issuer plc,
Series 2015-2A A1 0.848%, 5/18/19 (l)§	900,000	896,615
Progress Residential Trust,
Series 2015-SFR1 A 1.846%, 2/17/32 (l)§	99,452	99,242
Series 2015-SFR2 A 2.740%, 6/12/32§	99,107	100,520
RAMP Trust,
Series 2005-RS9 AI4 0.773%, 11/25/35 (l)	1,962,754	1,530,878
RASC Trust,
Series 2007-KS3 AI3 0.703%, 4/25/37 (l)	4,142,472	3,810,605
Santander Drive Auto Receivables Trust,
Series 2015-4 A2A 1.200%, 12/17/18	472,246	471,772
Scholar Funding Trust,
Series 2011-A A 1.534%, 10/28/43 (l)§	260,582	251,354
Series 2013-A A 1.099%, 1/30/45 (l)§	$222,957	$213,549
SLM Private Credit Student Loan Trust,
Series 2003-B A2 1.053%, 3/15/22 (l)	72,566	71,462
Series 2004-B A2 0.853%, 6/15/21 (l)	49,265	48,938
Series 2005-A A3 0.853%, 6/15/23 (l)	127,027	122,908
Series 2006-B A5 0.923%, 12/15/39 (l)	120,000	107,205
Series 2006-C A4 0.823%, 3/15/23 (l)	40,841	40,541
SLM Private Education Loan Trust,
Series 2011-B A3 2.692%, 6/16/42 (l)§	200,000	206,069
Series 2011-C A2A 3.692%, 10/17/44 (l)§	178,483	185,091
Series 2012-A A1 1.842%, 8/15/25 (l)§	25,814	25,888
Series 2012-C A1 1.542%, 8/15/23 (l)§	7,960	7,959
Series 2012-E A1 1.192%, 10/16/23 (l)§	23,107	23,102
Series 2012-E A2B 2.192%, 6/15/45 (l)§	320,000	322,173
Series 2013-A A1 1.042%, 8/15/22 (l)§	165,889	165,838
Series 2013-C A2B 1.842%, 10/15/31 (l)§	200,000	200,694
Series 2014-A A2B 1.592%, 1/15/26 (l)§	315,000	313,145
SMB Private Education Loan Trust,
Series 2014-A A3 1.942%, 4/15/32 (l)§	100,000	94,741
Series 2015-A A3 1.942%, 2/17/32 (l)§	200,000	199,295
Series 2015-B A3 2.192%, 5/17/32 (l)§	200,000	202,473
Series 2015-B B 3.500%, 12/17/40§	100,000	96,917
Series 2016-A A2A 2.700%, 5/15/31 (b)§	100,000	101,300
Series 2016-A A2B 1.936%, 5/15/31 (b)(l)§	110,000	109,999
SoFi Professional Loan Program,
Series 2015-D A2 2.720%, 10/27/36§	87,761	88,602
Stone Tower CLO VI Ltd.,
Series 2007-6A A2A 0.853%, 4/17/21 (l)§	92,980	92,785
Structured Asset Receivables Trust,
Series 2003-2A CTFS 1.989%, 1/21/11 (b)(l)§†	976	732
SWAY Residential Trust,
Series 2014-1 A 1.746%, 1/17/32 (l)§	133,749	132,965
Symphony CLO XI Ltd.,
Series 2013-11A C 3.783%, 1/17/25 (l)§	500,000	499,991

See Notes to Financial Statements.

1320

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
TCI-Flatiron CLO Ltd.,
Series 2016-1A B 2.862%, 7/17/28 (b)(l)§	$250,000	$248,750
Series 2016-1A C 3.712%, 7/17/28 (b)(l)§	250,000	248,750
Tricon American Homes Trust,
Series 2015-SFR1 A 1.693%, 5/17/32 (l)§	99,639	98,036
Vibrant CLO Ltd. 2012-1,
Series 2012-1A A1AR 1.973%, 7/17/24 (l)§	500,000	497,144
Washington Mill CLO Ltd.,
Series 2014-1A A1 2.124%, 4/20/26 (l)§	250,000	246,563

		44,572,281

Non-Agency CMO (11.7%)
Agate Bay Mortgage Trust,
Series 2015-6 A3 3.500%, 9/25/45 (l)§	2,667,976	2,753,370
Aire Valley Mortgages plc,
Series 2006-1A 1A 0.867%, 9/20/66 (l)§	165,825	158,499
Alternative Loan Trust,
Series 2006-OA22 A1 0.613%, 2/25/47 (l)	75,518	61,855
Series 2006-OA6 1A2 0.663%, 7/25/46 (l)	43,540	36,555
Series 2007-OH1 A1D 0.663%, 4/25/47 (l)	84,690	60,983
American Home Mortgage Investment Trust,
Series 2004-3 5A 2.730%, 10/25/34 (l)	20,456	20,197
BAMLL Commercial Mortgage Securities Trust,
Series 2013-DSNY E 3.042%, 9/15/26 (b)(l)§	100,000	99,524
Series 2016-ASHF A 2.335%, 3/15/28 (l)§	500,000	499,659
Banc of America Commercial Mortgage Trust,
Series 2006-5 AM 5.448%, 9/10/47	69,000	69,312
Series 2006-6 AM 5.390%, 10/10/45	300,000	302,353
Series 2007-1 A4 5.451%, 1/15/49	117,995	119,596
Series 2007-1 AMFX 5.482%, 1/15/49 (l)	16,000	16,034
Series 2007-2 AM 5.800%, 4/10/49 (l)	20,000	20,573
Series 2007-3 A4 5.723%, 6/10/49 (l)	240,390	245,236
Banc of America Re-Remic Trust,
Series 2009-UB1 A4A 5.676%, 6/24/50 (l)§	496,507	499,255
BBCCRE Trust,
Series 2015-GTP A 3.966%, 8/10/33§	900,000	943,960
BBCMS Trust,
Series 2015-RRI A 1.592%, 5/15/32 (l)§	886,722	873,076
Series 2015-SRCH A1 3.312%, 8/10/35§	$100,000	$105,992
Series 2015-SRCH XA 1.122%, 8/10/35 IO (l)§	1,000,000	81,369
BB-UBS Trust,
Series 2012-SHOW XA 0.730%, 11/5/36 IO (l)§	2,277,000	103,537
Series 2012-TFT A 2.892%, 6/5/30§	152,000	154,728
Bear Stearns ALT-A Trust,
Series 2006-4 31A1 3.050%, 7/25/36 (b)(l)	4,107,716	3,402,169
Bear Stearns ARM Trust,
Series 2004-8 11A2 2.836%, 11/25/34 (l)	728,296	729,119
Series 2005-1 2A1 2.897%, 3/25/35 (l)	355,574	340,626
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW15 A1A 5.317%, 2/11/44	549,474	558,597
Series 2007-PW16 AM 5.910%, 6/11/40 (l)	29,000	29,019
Series 2007-PW17 A1A 5.650%, 6/11/50 (l)	114,706	118,938
Series 2007-PW17 AMFL 1.137%, 6/11/50 (b)(l)§	25,000	24,146
BWAY Mortgage Trust,
Series 2013-1515 C 3.446%, 3/10/33 (b)§	100,000	101,501
BXHTL Mortgage Trust,
Series 2015-JWRZ A 1.673%, 5/15/29 (b)(l)§	100,000	99,688
CCRESG Commercial Mortgage Trust,
Series 2016-HEAT D 5.671%, 4/10/29 (l)§	10,000	10,059
CD Commercial Mortgage Trust,
Series 2007-CD4 AMFX 5.366%, 12/11/49 (l)	238,000	241,877
CD Mortgage Trust,
Series 2006-CD3 AM 5.648%, 10/15/48	150,000	151,026
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH A 1.842%, 12/15/27 (l)§	198,553	198,513
CFCRE Commercial Mortgage Trust,
Series 2016-C4 A4 3.283%, 5/10/58	20,000	21,046
Series 2016-C4 XA 1.941%, 5/10/58 IO (l)	204,592	25,394
Series 2016-C4 XB 0.893%, 5/10/58 IO (l)	110,000	6,359
CGGS Commercial Mortgage Trust,
Series 2016-RNDB AFL 2.092%, 2/15/33 (l)§	170,000	171,806
Series 2016-RNDB CFL 3.935%, 2/15/33 (l)§	110,000	111,444
Series 2016-RNDB DFL 5.192%, 2/15/33 (l)§	200,000	203,250

See Notes to Financial Statements.

1321

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Chase Mortgage Finance Trust,
Series 2005-S2 A15 5.500%, 10/25/35	$618,842	$620,766
Series 2007-S3 1A12 6.000%, 5/25/37	3,131,254	2,565,355
CHL Mortgage Pass-Through Trust,
Series 2005-17 1A6 5.500%, 9/25/35	2,300,542	2,202,510
Citigroup Commercial Mortgage Trust,
Series 2007-C6 AM 5.901%, 12/10/49 (l)	300,000	302,741
Series 2007-C6 AMFX 5.901%, 12/10/49(l)§	300,000	302,741
Series 2013-SM XA 0.898%, 1/12/30 IO (l)§	2,842,778	26,922
Series 2014-GC21 XA 1.452%, 5/10/47 IO (l)	976,795	71,408
Series 2015-GC27 B 3.772%, 2/10/48	300,000	303,740
Series 2015-SHP2 A 1.722%, 7/15/27 (l)§	900,000	887,355
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2007-CD5 AMA 6.326%, 11/15/44 (l)	174,000	183,262
CitiMortgage Alternative Loan Trust,
Series 2006-A4 1A8 6.000%, 9/25/36	3,528,501	3,140,340
COBALT CMBS Commercial Mortgage Trust,
Series 2007-C2 AJFX 5.568%, 4/15/47 (l)	350,000	347,288
Series 2007-C3 AM 5.956%, 5/15/46 (l)	60,000	61,886
COLT Mortgage Loan Trust,
Series 2016-1 A1 3.000%, 5/25/46 (b)§	500,000	509,603
COMM Mortgage Trust,
Series 2010-RR1 GEA 5.543%, 12/11/49 (b)(l)§	500,000	504,522
Series 2010-RR1 GEB 5.543%, 12/11/49 (l)§	100,000	100,905
Series 2012-LTRT A2 3.400%, 10/5/30§	228,000	237,726
Series 2013-CR6 XA 1.624%, 3/10/46 IO (l)	988,569	44,672
Series 2013-LC13 D 5.213%, 8/10/46 (l)§	500,000	457,470
Series 2014-CR14 B 4.752%, 2/10/47 (l)	500,000	560,300
Series 2014-FL4 D 2.897%, 7/13/31 (l)§	100,000	97,637
Series 2014-FL5 D 4.435%, 10/15/31 (l)§	100,000	89,988
Series 2015-3BP B 3.346%, 2/10/35 (l)§	300,000	310,272
Series 2015-3BP XA 0.168%, 2/10/35 IO (l)§	1,287,000	9,903
Series 2015-CCRE23 XA 1.149%, 5/10/48 IO (l)	764,049	43,736
Series 2015-CR22 C 4.264%, 3/10/48 (l)	$300,000	$286,324
Series 2015-CR22 XA 1.160%, 3/10/48 IO (l)	3,965,328	235,002
Series 2015-DC1 D 4.498%, 2/10/48 (l)§	300,000	224,528
Series 2015-DC1 XA 1.325%, 2/10/48 IO (l)	3,722,178	251,504
Series 2016-DC2 B 3.926%, 2/10/49 (l)	15,000	16,271
Series 2016-DC2 C 4.798%, 2/10/49 (l)	30,000	29,474
Core Industrial Trust,
Series 2015-CALW D 3.979%, 2/10/34 (l)§	300,000	305,137
Series 2015-TEXW XA 0.900%, 2/10/34 IO (l)§	1,000,000	38,946
Countrywide Commercial Mortgage Trust,
Series 2007-MF1 A 6.275%, 11/12/43 (l)§	261,102	268,026
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-24 A1 5.500%, 11/25/35	1,069,182	979,411
Credit Suisse Commercial Mortgage Trust,
Series 2006-C5 AM 5.343%, 12/15/39	100,000	100,728
Series 2007-C2 AMFL 0.676%, 1/15/49 (l)	45,000	43,253
Series 2007-C5 A4 5.695%, 9/15/40 (l)	137,893	142,119
Series 2008-C1 A3 6.268%, 2/15/41 (l)	70,000	72,489
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C3 AJ 4.771%, 7/15/37	1,203	1,203
Credit Suisse Mortgage Capital Certificates,
Series 2008-C1 A2 6.268%, 2/15/41 (l)	8,583	8,586
Series 2010-RR1 2A 5.695%, 9/15/40 (l)§	1,101,452	1,114,302
Series 2010-RR1 3A 5.723%, 6/10/49 (l)§	1,057,808	1,063,871
Series 2010-RR2 2A 6.137%, 9/15/39 (l)§	307,661	311,692
Series 2015-1 A1 2.500%, 1/25/45 (l)§	2,549,969	2,509,129
CSAIL Commercial Mortgage Trust,
Series 2015-C1 C 4.444%, 4/15/50 (l)	300,000	301,328
Series 2015-C1 D 3.944%, 4/15/50 (l)§	100,000	79,748
Series 2015-C1 XA 1.108%, 4/15/50 IO (l)	4,467,762	258,529
CSMC Trust,
Series 2011-17R 1A2 5.750%, 2/27/37§	2,891,962	2,660,517
Series 2014-WIN1 2A4 3.000%, 9/25/44 (l)§	1,424,389	1,451,864

See Notes to Financial Statements.

1322

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2015-DEAL A 1.762%, 4/15/29 (l)§		$120,000	$118,312
Series 2015-DEAL D 3.542%, 4/15/29 (l)§		100,000	97,188
Series 2015-GLPA XA 0.395%, 11/15/37 IO (l)§		1,000,000	23,617
Series 2015-GLPB A 3.639%, 11/15/34§		100,000	108,114
DBRR Trust,
Series 2011-C32 A3A 5.889%, 6/17/49 (l)§		181,000	184,217
Series 2013-EZ3 A 1.636%, 12/18/49 (l)§		21,564	21,440
EMF-NL B.V.,
Series 2008-2X A2 0.749%, 7/17/41 (l)(m)	EUR	435,000	381,912
Eurohome UK Mortgages plc,
Series 2007-1 A 0.722%, 6/15/44 (l)(m)	GBP	569,635	690,792
EuroMASTR plc,
Series 2007-1V A2 0.772%, 6/15/40 (l)(m)		316,159	366,292
Eurosail-UK plc,
Series 2007-4X A3 1.524%, 6/13/45 (b)(l)(m)		800,000	914,094
Extended Stay America Trust,
Series 2013-ESHL A27 2.958%, 12/5/31§		$95,698	96,087
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA3 A8 6.000%, 6/25/37		1,703,329	1,283,894
GAHR Commericial Mortgage Trust,
Series 2015-NRF AFL1 1.742%, 12/15/34 (l)§		59,450	59,524
Great Hall Mortgages No.1 plc,
Series 2007-2X AC 0.777%, 6/18/39 (l)(m)		838,184	773,779
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG11 AM 5.867%, 12/10/49 (l)		39,000	39,993
GS Mortgage Securities Corp. II,
Series 2013-KING XA 0.844%, 12/10/27 IO (l)§		1,176,409	25,836
Series 2015-GC28 XA 1.308%, 2/10/48 IO (l)		3,798,797	248,031
Series 2016-RENT A 3.203%, 2/10/29§		500,000	520,179
GS Mortgage Securities Trust,
Series 2015-GS1 XA 0.989%, 11/10/48 IO (l)		1,993,218	121,183
Series 2016-RENT C 4.202%, 2/10/29 (l)§		100,000	101,456
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 2.876%, 9/25/35 (l)		167,624	167,454
Series 2006-AR2 2A1 2.886%, 4/25/36 (l)		144,767	131,318
HarborView Mortgage Loan Trust,
Series 2004-10 3A1A 3.032%, 1/19/35 (l)		448,654	419,968
Hercules Eclipse plc,
Series 2006-4 A 0.831%, 10/25/18 (l)(m)	GBP	367,878	$475,046
Hilton USA Trust,
Series 2013-HLT AFX 2.662%, 11/5/30 (b)§		$100,000	100,469
Series 2013-HLT X1FX 0.000%, 11/5/30 IO (l)§		1,655,000	16
HomeBanc Mortgage Trust,
Series 2005-4 A1 0.723%, 10/25/35 (l)		121,453	110,662
Impac CMB Trust,
Series 2003-8 2A1 1.353%, 10/25/33 (l)		11,741	11,322
IndyMac IMSC Mortgage Loan Trust,
Series 2007-AR1 2A1 3.123%, 6/25/37 (l)		1,930,597	1,442,379
JP Morgan Alternative Loan Trust,
Series 2008-R2 A1 6.000%, 11/25/36§		2,427,964	1,941,255
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB16 AM 5.593%, 5/12/45		83,000	83,091
Series 2006-LDP9 AM 5.372%, 5/15/47		300,000	299,735
Series 2007-C1 AM 6.188%, 2/15/51 (l)		300,000	304,227
Series 2007-CB18 A1A 5.431%, 6/12/47 (l)		270,159	273,086
Series 2007-CB18 AM 5.466%, 6/12/47 (l)		175,000	177,237
Series 2007-CB20 AM 6.087%, 2/12/51 (l)		300,000	313,021
Series 2007-LD12 A1A 5.850%, 2/15/51(l)		241,253	248,550
Series 2007-LD12 AM 6.203%, 2/15/51 (l)		300,000	310,098
Series 2008-C2 ASB 6.125%, 2/12/51 (l)		43,579	44,326
Series 2014-DSTY A 3.429%, 6/10/27§		100,000	103,715
Series 2014-FL6 A 1.842%, 11/15/31 (l)§		92,620	92,213
Series 2014-PHH A 1.642%, 8/15/27 (l)§		300,000	299,734
Series 2015-CSMO A 1.692%, 1/15/32 (l)§		100,000	99,314
Series 2015-CSMO C 2.692%, 1/15/32 (l)§		300,000	297,772
Series 2015-CSMO D 3.742%, 1/15/32 (l)§		100,000	99,203
Series 2015-SGP A 2.142%, 7/15/36 (b)(l)§		105,000	105,197
Series 2016-ATRM D 5.355%, 10/5/28§		100,000	100,145
JP Morgan Mortgage Trust,
Series 2005-S3 1A2 5.750%, 1/25/36		1,549,575	1,308,828
Series 2006-A3 6A1 2.953%, 8/25/34 (l)		101,056	98,100

See Notes to Financial Statements.

1323

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2007-A1 3A3 3.030%, 7/25/35 (l)		$116,601	$113,658
JP Morgan Resecuritization Trust,
Series 2009-7 2A1 6.000%, 2/27/37 (l)§		460,815	466,598
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21 XA 1.259%, 8/15/47 IO (l)		986,553	64,448
Series 2014-C22 A4 3.801%, 9/15/47		500,000	548,845
Series 2014-C24 D 4.074%, 11/15/47 (l)§		20,000	15,740
Series 2014-C25 XA 1.152%, 11/15/47 IO (l)		3,965,453	228,606
Series 2015-C27 D 3.985%, 2/15/48 (l)§		300,000	217,106
Series 2015-C27 XA 1.521%, 2/15/48 IO (l)		3,209,817	240,834
Series 2015-C28 XA 1.342%, 10/15/48 IO (l)		993,761	64,956
Series 2015-C32 XA 1.672%, 11/15/48 IO (l)		2,492,229	189,337
Series 2015-C33 C 4.773%, 12/15/48 (l)		221,000	218,552
Series 2015-C33 XA 1.202%, 12/15/48 IO (l)		358,297	25,630
Series 2016-C1 XA 1.563%, 3/15/49 IO (l)		998,951	90,053
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 A4 3.144%, 6/15/49		50,000	52,606
Series 2016-C2 XA 1.872%, 6/15/49 IO (l)		1,822,000	202,365
Kensington Mortgage Securities plc,
Series 2007-1X A3C 0.826%, 6/14/40 (l)(m)		357,824	322,478
LB-UBS Commercial Mortgage Trust,
Series 2006-C4 AJ 5.991%, 6/15/38 (l)		37,133	37,112
Series 2007-C1 A4 5.424%, 2/15/40		1,348,206	1,364,048
Series 2007-C7 AJ 6.449%, 9/15/45 (l)		300,000	300,401
LMREC, Inc.,
Series 2015-CRE1 A 2.202%, 2/22/32 (l)§		300,000	295,362
Lone Star Portfolio Trust,
Series 2015-LSP A1A2 2.242%, 9/15/28 (l)§		71,224	71,299
Series 2015-LSP D 4.442%, 9/15/28 (b)(l)§		85,322	84,480
Ludgate Funding plc,
Series 2007-1 A2A 0.748%, 1/1/61 (l)(m)	GBP	163,501	190,047
Series 2008-W1X A1 1.123%, 1/1/61 (l)(m)		453,334	539,970
MASTR Alternative Loan Trust,
Series 2005-2 5A1 6.500%, 12/25/34		$317,688	328,421
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A1 3A 2.478%, 12/25/32 (l)		25,221	24,451
Series 2007-C1 A1A 6.021%, 6/12/50 (l)		$76,920	$77,991
ML-CFC Commercial Mortgage Trust,
Series 2006-4 AM 5.204%, 12/12/49		40,000	40,352
Series 2007-7 A4 5.810%, 6/12/50 (l)		252,886	260,131
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19 XA 1.302%, 12/15/47 IO (l)		1,763,860	107,540
Series 2015-C20 ASB 3.069%, 2/15/48		1,000,000	1,051,233
Series 2015-C20 B 4.160%, 2/15/48		150,000	153,935
Series 2015-C20 C 4.611%, 2/15/48 (l)		150,000	142,637
Series 2015-C20 XA 1.561%, 2/15/48 IO (l)		2,962,645	241,882
Series 2015-C21 C 4.302%, 3/15/48 (l)		300,000	286,324
Series 2015-C25 XA 1.303%, 10/15/48 IO (l)		652,760	49,418
Series 2015-C26 XA 1.274%, 10/15/48 IO (l)		234,108	17,559
Series 2015-C27 ASB 3.557%, 12/15/47		500,000	541,406
Series 2016-C29 XB 1.118%, 5/15/49 IO (l)		1,020,000	78,927
Morgan Stanley Capital I Trust,
Series 2006-HQ9 AJ 5.793%, 7/12/44 (l)		134,778	134,842
Series 2007-IQ14 A4 5.692%, 4/15/49 (l)		60,000	61,090
Series 2014-CPT B 3.560%, 7/13/29 (b)(l)§		500,000	519,683
Morgan Stanley Capital I, Inc.,
Series 1998-HF2 J 6.010%, 11/15/30§		492,688	499,871
Series 2007-HQ11 AMFL 0.617%, 2/12/44 (l)		25,000	24,449
Series 2007-IQ13 AM 5.406%, 3/15/44		83,000	84,407
Series 2007-IQ14 A2FX 5.610%, 4/15/49		92,183	92,044
Series 2007-IQ16 A4 5.809%, 12/12/49		107,734	111,797
Series 2015-XLF1 D 3.434%, 8/14/31 (l)§		300,000	296,740
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A 5.988%, 8/12/45 (l)§		535,878	542,202
Series 2009-GG10 A4B 5.988%, 8/12/45 (l)§		300,000	304,975
Mortgage Loan Resecuritization Trust,
Series 2009-RS1 A85 0.774%, 4/16/36 (b)(l)§		524,804	478,616
MortgageIT Trust,
Series 2005-4 A1 0.733%, 10/25/35 (l)		810,521	731,118
New Residential Mortgage Loan Trust,
Series 2015-1A A1 3.750%, 5/28/52 (l)§		1,427,173	1,486,934

See Notes to Financial Statements.

1324

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Nomura Resecuritization Trust,
Series 2014-7R 2A3 0.646%, 12/26/35 (l)§		$494,176	$442,877
RBSCF Trust,
Series 2010-RR3 JPMA 5.420%, 1/16/49 (l)§		776,938	781,718
Series 2010-RR4 CMLA 6.297%, 12/16/49 (l)§		273,719	277,004
RBSSP Resecuritization Trust,
Series 2009-12 18A1 2.303%, 12/25/35 (b)(l)§		305,202	303,079
Reperforming Loan Remic Trust,
Series 2005-R2 1AF1 0.793%, 6/25/35 (l)§		112,756	101,538
Series 2006-R1 AF1 0.793%, 1/25/36 (b)(l)§		413,578	373,435
Residential Asset Securitization Trust,
Series 2006-A9CB A7 6.000%, 9/25/36		5,567,191	3,588,805
ResLoC UK plc,
Series 2007-1X A3B 0.732%, 12/15/43 (l)(m)	GBP	175,806	201,552
RFMSI Trust,
Series 2006-SA2 3A1 4.049%, 8/25/36 (l)		$2,403,274	2,123,098
Sequoia Mortgage Trust,
Series 10 2A1 1.208%, 10/20/27 (l)		5,588	5,256
Series 2003-4 2A1 0.798%, 7/20/33 (l)		23,701	22,501
Series 6 A 1.088%, 4/19/27 (l)		337,417	317,140
Springleaf Mortgage Loan Trust,
Series 2013-2A A 1.780%, 12/25/65 (b)(l)§		643,404	643,702
STRIPs Ltd.,
Series 2012-1A A 1.500%, 12/25/44§		27,763	27,640
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-16 3A1 2.983%, 11/25/34 (l)		202,573	201,500
Series 2004-4 2A 2.949%, 4/25/34 (l)		840,565	841,169
Series 2005-19XS 2A1 0.753%, 10/25/35 (l)		801,211	727,947
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1 0.698%, 7/19/35 (l)		97,914	84,140
Series 2006-AR3 12A1 0.673%, 5/25/36 (l)		362,961	261,556
Trinity Square plc,
Series 2015-1A A 1.738%, 7/15/51 (l)§	GBP	283,049	369,688
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C32 AMFX 5.703%, 6/15/49§		$300,000	308,035
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR9 1A 1.800%, 8/25/42 (l)		14,738	13,936
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26 D 3.586%, 2/15/48§		$300,000	$215,467
Series 2015-C27 C 3.894%, 2/15/48		300,000	267,290
Series 2015-C27 XA 1.138%, 2/15/48 IO (l)		4,262,075	271,598
Series 2015-NXS1 XA 1.337%, 5/15/48 IO (l)		3,716,460	262,764
Series 2015-NXS2 XA 0.943%, 7/15/58 IO (l)		4,666,548	221,615
Series 2016-C33 C 3.896%, 3/15/59		129,000	118,676
Series 2016-C33 XA 1.984%, 3/15/59 IO (l)		1,739,558	207,338
Series 2016-C34 C 5.197%, 6/15/49 (l)		202,000	199,841
Wells Fargo Resecuritization Trust,
Series 2012-IO A 1.750%, 8/20/21§		5,628	5,627
WF-RBS Commercial Mortgage Trust,
Series 2012-C9 XA 2.295%, 11/15/45 IO (b)(l)§		221,031	19,036
Series 2013-C12 XA 1.537%, 3/15/48 IO (l)§		1,715,680	105,336
Series 2014-C24 XA 1.123%, 11/15/47 IO (l)		570,049	32,328

			84,800,428

Total Asset-Backed and Mortgage-Backed Securities			129,372,709

Corporate Bonds (26.3%)
Consumer Discretionary (2.0%)
Auto Components (0.0%)
BorgWarner, Inc. 3.375%, 3/15/25		72,000	73,649
Delphi Automotive plc 4.250%, 1/15/26		80,000	87,611
Delphi Corp. 4.150%, 3/15/24		40,000	42,514
Johnson Controls, Inc. 4.250%, 3/1/21		56,000	60,393

			264,167

Automobiles (0.3%)
Daimler Finance North America LLC
2.000%, 8/3/18§		900,000	911,223
2.250%, 3/2/20§		250,000	255,698
2.450%, 5/18/20§		150,000	154,165
General Motors Co.
3.500%, 10/2/18		75,000	77,205
Volkswagen Group of America Finance LLC
1.650%, 5/22/18§		600,000	598,608

			1,996,899

Hotels, Restaurants & Leisure (0.2%)
Carnival Corp.
1.875%, 12/15/17		27,000	27,254

See Notes to Financial Statements.

1325

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Marriott International, Inc.
3.250%, 9/15/22	$45,000	$47,019
McDonald’s Corp.
5.800%, 10/15/17	45,000	47,706
3.500%, 7/15/20	29,000	31,085
2.750%, 12/9/20	47,000	48,997
3.700%, 1/30/26	25,000	26,932
4.700%, 12/9/35	20,000	22,608
4.600%, 5/26/45	26,000	29,080
4.875%, 12/9/45	24,000	27,918
MGM Resorts International
7.625%, 1/15/17	300,000	307,500
Starbucks Corp.
2.450%, 6/15/26	50,000	50,573
Wyndham Worldwide Corp.
2.500%, 3/1/18	36,000	36,194
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.500%, 3/1/25§	1,100,000	1,061,500

		1,764,366

Household Durables (0.1%)
Newell Brands, Inc.
2.875%, 12/1/19	218,000	225,381
3.150%, 4/1/21	100,000	103,966
3.900%, 11/1/25	75,000	78,337
4.200%, 4/1/26	83,000	89,763
NVR, Inc.
3.950%, 9/15/22	27,000	28,540
Tupperware Brands Corp.
4.750%, 6/1/21 (x)	36,000	38,690
Whirlpool Corp.
4.000%, 3/1/24	30,000	32,533

		597,210

Internet & Catalog Retail (0.1%)
Amazon.com, Inc.
2.600%, 12/5/19	154,000	160,689
3.800%, 12/5/24	50,000	56,043
Expedia, Inc.
5.950%, 8/15/20	54,000	60,514
QVC, Inc.
3.125%, 4/1/19	45,000	46,170
5.125%, 7/2/22	72,000	77,617
4.375%, 3/15/23	36,000	36,247

		437,280

Media (1.1%)
21st Century Fox America, Inc.
4.500%, 2/15/21	41,000	45,750
3.000%, 9/15/22	36,000	37,332
3.700%, 9/15/24	50,000	53,940
3.700%, 10/15/25	22,000	23,678
4.750%, 9/15/44	35,000	38,842
4.950%, 10/15/45	11,000	12,475
Altice Luxembourg S.A.
7.625%, 2/15/25 (x)§	300,000	292,500
CBS Corp.
2.300%, 8/15/19	123,000	124,928
3.700%, 8/15/24	62,000	65,024
4.000%, 1/15/26	900,000	957,163
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579%, 7/23/20§	$187,000	$194,816
4.464%, 7/23/22 (b)§	233,000	249,753
4.908%, 7/23/25§	1,105,000	1,209,643
6.384%, 10/23/35 (b)§	97,000	114,926
Comcast Corp.
5.700%, 5/15/18	54,000	58,638
3.125%, 7/15/22	45,000	48,173
2.750%, 3/1/23	312,000	327,140
3.375%, 8/15/25	133,000	143,002
3.150%, 3/1/26	628,000	674,632
4.250%, 1/15/33	30,000	33,209
4.400%, 8/15/35	140,000	157,262
4.600%, 8/15/45	45,000	51,625
Discovery Communications LLC
5.050%, 6/1/20	36,000	39,336
3.450%, 3/15/25	34,000	33,016
4.900%, 3/11/26	268,000	284,796
4.875%, 4/1/43	24,000	21,519
Interpublic Group of Cos., Inc.
2.250%, 11/15/17	36,000	36,238
3.750%, 2/15/23	49,000	50,823
NBCUniversal Media LLC
5.150%, 4/30/20	54,000	61,240
4.375%, 4/1/21	54,000	60,347
4.450%, 1/15/43	116,000	128,763
Omnicom Group, Inc.
4.450%, 8/15/20	36,000	39,591
RELX Capital, Inc.
3.125%, 10/15/22	75,000	75,654
Scripps Networks Interactive, Inc.
2.750%, 11/15/19	79,000	80,605
3.900%, 11/15/24	50,000	52,424
Thomson Reuters Corp.
4.700%, 10/15/19	27,000	29,341
3.350%, 5/15/26	30,000	30,605
Time Warner Cable, Inc.
6.750%, 7/1/18	500,000	546,250
5.000%, 2/1/20	114,000	124,260
4.125%, 2/15/21	160,000	168,912
4.000%, 9/1/21	67,000	71,313
5.500%, 9/1/41	61,000	64,794
4.500%, 9/15/42	7,000	6,554
Time Warner, Inc.
2.100%, 6/1/19	253,000	255,802
4.875%, 3/15/20	45,000	49,649
3.600%, 7/15/25	153,000	161,878
4.650%, 6/1/44	77,000	81,368
Viacom, Inc.
5.625%, 9/15/19	45,000	49,603
2.750%, 12/15/19	72,000	72,970
4.500%, 3/1/21	79,000	85,413
4.250%, 9/1/23	62,000	64,419
Walt Disney Co.
2.750%, 8/16/21	27,000	28,585
2.350%, 12/1/22	45,000	46,526
3.150%, 9/17/25	75,000	82,499
WPP Finance 2010
3.625%, 9/7/22	27,000	28,455

		7,927,999

See Notes to Financial Statements.

1326

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Multiline Retail (0.1%)
Dollar General Corp.
4.150%, 11/1/25	$75,000	$81,936
Macy’s Retail Holdings, Inc.
4.375%, 9/1/23	50,000	51,867
4.500%, 12/15/34	65,000	56,646
Nordstrom, Inc.
4.750%, 5/1/20	36,000	38,815
Target Corp.
6.000%, 1/15/18	146,000	157,095
2.900%, 1/15/22	27,000	28,561
3.500%, 7/1/24	49,000	54,069
4.000%, 7/1/42	40,000	43,189

		512,178

Specialty Retail (0.1%)
AutoZone, Inc.
4.000%, 11/15/20	45,000	48,539
Home Depot, Inc.
4.400%, 4/1/21	45,000	50,801
2.625%, 6/1/22	100,000	104,568
3.350%, 9/15/25	19,000	20,698
5.400%, 9/15/40	30,000	38,336
4.400%, 3/15/45	25,000	29,008
Lowe’s Cos., Inc.
4.625%, 4/15/20	54,000	60,235
3.375%, 9/15/25	20,000	21,933
2.500%, 4/15/26	100,000	101,933
4.250%, 9/15/44	41,000	44,858
4.375%, 9/15/45	15,000	17,271
TJX Cos., Inc.
6.950%, 4/15/19	26,000	30,010

		568,190

Textiles, Apparel & Luxury Goods (0.0%)
NIKE, Inc.
2.250%, 5/1/23	36,000	37,052
3.875%, 11/1/45	53,000	58,798

		95,850

Total Consumer Discretionary		14,164,139

Consumer Staples (1.2%)
Beverages (0.4%)
Anheuser-Busch InBev Finance, Inc.
1.900%, 2/1/19	100,000	101,687
2.650%, 2/1/21	448,000	464,584
3.300%, 2/1/23	140,000	147,514
3.700%, 2/1/24	62,000	66,637
3.650%, 2/1/26	385,000	412,199
4.700%, 2/1/36	55,000	61,573
4.900%, 2/1/46	84,000	98,593
Anheuser-Busch InBev Worldwide, Inc.
1.375%, 7/15/17	87,000	87,250
7.750%, 1/15/19	45,000	52,025
5.375%, 1/15/20	45,000	50,508
2.500%, 7/15/22	91,000	92,523
3.750%, 7/15/42	36,000	36,014
Coca-Cola Co.
1.150%, 4/1/18	145,000	145,872
3.150%, 11/15/20	45,000	48,357
3.200%, 11/1/23	62,000	66,791
Coca-Cola European Partners US LLC
3.250%, 8/19/21	$100,000	$105,922
Coca-Cola Femsa S.A.B. de C.V.
4.625%, 2/15/20	100,000	108,500
Diageo Capital plc
5.750%, 10/23/17	45,000	47,694
1.125%, 4/29/18	36,000	36,041
Dr. Pepper Snapple Group, Inc.
2.600%, 1/15/19	36,000	36,888
3.200%, 11/15/21	36,000	38,132
Molson Coors Brewing Co.
3.000%, 7/15/26	136,000	135,344
5.000%, 5/1/42	24,000	26,849
4.200%, 7/15/46	48,000	48,243
PepsiCo, Inc.
7.900%, 11/1/18	91,000	104,886
2.250%, 1/7/19	100,000	103,052
2.750%, 3/1/23	62,000	65,011
2.750%, 4/30/25	75,000	77,514
4.450%, 4/14/46	100,000	116,806

		2,983,009

Food & Staples Retailing (0.2%)
Costco Wholesale Corp.
1.700%, 12/15/19	45,000	45,798
CVS Health Corp.
2.800%, 7/20/20	80,000	83,509
4.000%, 12/5/23	124,000	137,185
3.375%, 8/12/24	75,000	79,864
3.875%, 7/20/25	80,000	88,025
5.300%, 12/5/43	42,000	52,394
Kroger Co.
6.400%, 8/15/17	45,000	47,688
2.300%, 1/15/19	50,000	51,106
Sysco Corp.
2.600%, 10/1/20	50,000	51,500
4.500%, 4/1/46	32,000	34,394
Walgreen Co.
3.100%, 9/15/22	36,000	36,982
Walgreens Boots Alliance, Inc.
1.750%, 11/17/17	50,000	50,328
3.800%, 11/18/24	50,000	52,774
3.450%, 6/1/26	75,000	76,713
4.800%, 11/18/44	240,000	259,194
4.650%, 6/1/46	6,000	6,415
Wal-Mart Stores, Inc.
5.800%, 2/15/18	91,000	98,377
3.250%, 10/25/20	36,000	38,924
2.550%, 4/11/23	121,000	125,881
3.300%, 4/22/24	37,000	40,549
4.000%, 4/11/43	32,000	35,603
Whole Foods Market, Inc.
5.200%, 12/3/25§	100,000	107,222

		1,600,425

Food Products (0.2%)
ConAgra Foods, Inc.
1.900%, 1/25/18	21,000	21,072
3.200%, 1/25/23	29,000	29,875
General Mills, Inc.
5.650%, 2/15/19	45,000	49,976

See Notes to Financial Statements.

1327

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
J.M. Smucker Co.
3.500%, 10/15/21	$36,000	$38,718
Kellogg Co.
4.000%, 12/15/20	29,000	31,673
Kraft Heinz Foods Co.
2.000%, 7/2/18§	75,000	75,939
3.500%, 6/6/22	91,000	96,655
3.950%, 7/15/25§	100,000	108,772
3.000%, 6/1/26§	95,000	95,784
6.875%, 1/26/39	31,000	42,309
Mead Johnson Nutrition Co.
4.900%, 11/1/19	36,000	39,764
Mondelez International, Inc.
6.125%, 2/1/18	45,000	48,261
5.375%, 2/10/20	41,000	46,690
Tyson Foods, Inc.
4.500%, 6/15/22	91,000	101,842
Unilever Capital Corp.
2.200%, 3/6/19	100,000	102,796

		930,126

Household Products (0.1%)
Clorox Co.
3.500%, 12/15/24	25,000	26,872
Colgate-Palmolive Co.
3.250%, 3/15/24	62,000	68,863
Kimberly-Clark Corp.
6.125%, 8/1/17	45,000	47,555
1.900%, 5/22/19	267,000	274,316
3.875%, 3/1/21	38,000	41,981
2.650%, 3/1/25	35,000	36,469
2.750%, 2/15/26	46,000	47,791
Procter & Gamble Co.
4.700%, 2/15/19	91,000	99,690
1.900%, 11/1/19	50,000	51,296

		694,833

Tobacco (0.3%)
Altria Group, Inc.
9.700%, 11/10/18	40,000	47,579
2.625%, 1/14/20	95,000	98,602
4.750%, 5/5/21	45,000	51,126
2.850%, 8/9/22	94,000	97,952
4.250%, 8/9/42	32,000	34,992
5.375%, 1/31/44	90,000	115,328
Imperial Brands Finance plc
2.050%, 7/20/18§	600,000	606,137
Philip Morris International, Inc.
1.125%, 8/21/17	221,000	221,646
5.650%, 5/16/18	118,000	128,271
2.625%, 3/6/23	36,000	37,193
2.750%, 2/25/26	443,000	457,393
4.125%, 3/4/43	51,000	54,843
4.875%, 11/15/43	76,000	90,073
Reynolds American, Inc.
2.300%, 6/12/18	59,000	59,895
6.875%, 5/1/20	45,000	52,873
3.250%, 6/12/20	25,000	26,434
4.450%, 6/12/25	100,000	112,291

		2,292,628

Total Consumer Staples		8,501,021

Energy (1.6%)
Energy Equipment & Services (0.1%)
Halliburton Co.
6.150%, 9/15/19	$45,000	$51,165
3.500%, 8/1/23	50,000	51,484
3.800%, 11/15/25	100,000	104,504
Nabors Industries, Inc.
9.250%, 1/15/19	54,000	57,780
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 6/30/21§	300,000	84,750
Schlumberger Holdings Corp.
3.000%, 12/21/20§	133,000	138,847
Transocean, Inc.
6.800%, 3/15/38	31,000	20,227

		508,757

Oil, Gas & Consumable Fuels (1.5%)
Anadarko Petroleum Corp.
8.700%, 3/15/19	54,000	61,556
5.550%, 3/15/26 (x)	50,000	55,250
7.950%, 6/15/39	48,000	59,280
4.500%, 7/15/44	50,000	45,660
Apache Corp.
3.250%, 4/15/22	26,000	26,608
4.250%, 1/15/44	60,000	58,274
Boardwalk Pipelines LP
5.750%, 9/15/19	36,000	37,254
BP Capital Markets plc
1.375%, 11/6/17	36,000	36,093
1.676%, 5/3/19	20,000	20,129
2.237%, 5/10/19	350,000	357,711
4.500%, 10/1/20	91,000	100,893
3.245%, 5/6/22	54,000	56,658
2.500%, 11/6/22	27,000	27,128
3.814%, 2/10/24	100,000	107,284
Buckeye Partners LP
4.875%, 2/1/21	36,000	38,005
Chevron Corp.
1.104%, 12/5/17	136,000	136,200
1.790%, 11/16/18	100,000	101,383
4.950%, 3/3/19	45,000	49,362
2.193%, 11/15/19	39,000	40,042
1.961%, 3/3/20	120,000	122,125
2.100%, 5/16/21	50,000	50,914
2.355%, 12/5/22	27,000	27,402
3.191%, 6/24/23 (x)	75,000	79,179
2.954%, 5/16/26	50,000	51,654
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	128,000	127,389
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25	200,000	203,820
Columbia Pipeline Group, Inc.
3.300%, 6/1/20	100,000	102,380
ConocoPhillips Co.
5.750%, 2/1/19	45,000	49,239
6.000%, 1/15/20	45,000	51,159
4.200%, 3/15/21	50,000	54,012
3.350%, 11/15/24	50,000	51,263
4.950%, 3/15/26	200,000	226,276

See Notes to Financial Statements.

1328

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Continental Resources, Inc.
3.800%, 6/1/24	$61,000	$53,222
4.900%, 6/1/44	79,000	64,385
Devon Energy Corp.
4.000%, 7/15/21	36,000	36,360
5.850%, 12/15/25	40,000	43,852
Ecopetrol S.A.
5.875%, 9/18/23	75,000	77,250
Enable Midstream Partners LP
2.400%, 5/15/19	25,000	23,500
Enbridge Energy Partners LP
9.875%, 3/1/19	45,000	51,401
Encana Corp.
3.900%, 11/15/21 (x)	50,000	48,625
Energy Transfer Partners LP
9.000%, 4/15/19	54,000	60,458
5.200%, 2/1/22	354,000	371,597
4.050%, 3/15/25	100,000	98,380
4.750%, 1/15/26	200,000	205,544
Enterprise Products Operating LLC
2.850%, 4/15/21	30,000	30,916
3.350%, 3/15/23	64,000	65,758
3.900%, 2/15/24	71,000	75,096
3.700%, 2/15/26	47,000	49,589
4.450%, 2/15/43	165,000	161,744
7.034%, 1/15/68 (l)	75,000	78,375
EOG Resources, Inc.
2.450%, 4/1/20	228,000	231,566
4.100%, 2/1/21	45,000	48,624
EQT Corp.
8.125%, 6/1/19	36,000	40,053
Exxon Mobil Corp.
1.708%, 3/1/19	50,000	50,769
1.819%, 3/15/19	225,000	229,113
2.222%, 3/1/21	20,000	20,627
2.397%, 3/6/22	100,000	102,204
3.043%, 3/1/26	50,000	52,851
4.114%, 3/1/46	81,000	91,385
Husky Energy, Inc.
4.000%, 4/15/24	100,000	101,626
Kinder Morgan Energy Partners LP
6.850%, 2/15/20	45,000	49,537
5.000%, 10/1/21	45,000	47,792
3.950%, 9/1/22	45,000	45,670
4.300%, 5/1/24	600,000	604,331
4.250%, 9/1/24	75,000	76,195
Kinder Morgan, Inc.
2.000%, 12/1/17	75,000	74,610
3.050%, 12/1/19	96,000	96,920
5.000%, 2/15/21§	600,000	628,923
Magellan Midstream Partners LP
6.550%, 7/15/19	27,000	30,399
Marathon Oil Corp.
2.800%, 11/1/22	36,000	32,548
3.850%, 6/1/25 (x)	100,000	91,312
Marathon Petroleum Corp.
5.125%, 3/1/21	27,000	29,567
4.750%, 9/15/44	26,000	22,138
MPLX LP
4.000%, 2/15/25	100,000	93,469
Nexen Energy ULC
6.400%, 5/15/37	$76,000	$95,285
Noble Energy, Inc.
4.150%, 12/15/21	45,000	47,383
5.050%, 11/15/44	40,000	40,021
Occidental Petroleum Corp.
4.100%, 2/1/21	54,000	59,000
3.400%, 4/15/26	180,000	188,944
ONEOK Partners LP
3.375%, 10/1/22	36,000	35,220
Petrobras Global Finance B.V.
5.750%, 1/20/20	100,000	95,985
6.750%, 1/27/41	300,000	236,250
6.850%, 6/5/15	400,000	304,000
Petroleos Mexicanos
8.000%, 5/3/19	91,000	101,379
6.000%, 3/5/20	113,000	121,588
3.500%, 7/23/20	75,000	74,746
6.375%, 2/4/21§	50,000	54,365
3.500%, 1/30/23	41,000	38,503
6.875%, 8/4/26§	50,000	55,615
Phillips 66
4.300%, 4/1/22	73,000	79,721
4.875%, 11/15/44	49,000	53,302
Pioneer Natural Resources Co.
6.875%, 5/1/18	27,000	29,159
3.950%, 7/15/22	36,000	37,977
4.450%, 1/15/26	30,000	32,626
Plains All American Pipeline LP/Plains All American Finance Corp.
2.600%, 12/15/19	25,000	24,425
5.000%, 2/1/21 (x)	36,000	37,898
Southwestern Energy Co.
4.100%, 3/15/22 (x)	181,000	161,090
Spectra Energy Capital LLC
6.200%, 4/15/18	36,000	38,150
Spectra Energy Partners LP
4.750%, 3/15/24	50,000	54,496
Statoil ASA
1.200%, 1/17/18	36,000	36,055
1.950%, 11/8/18	50,000	50,709
5.250%, 4/15/19	45,000	49,466
2.900%, 11/8/20	255,000	265,958
Suncor Energy, Inc.
3.600%, 12/1/24	50,000	52,340
Sunoco Logistics Partners Operations LP
4.400%, 4/1/21	100,000	105,659
Total Capital International S.A.
2.875%, 2/17/22	45,000	46,915
3.750%, 4/10/24	75,000	82,444
Total Capital S.A.
2.125%, 8/10/18	50,000	50,902
4.125%, 1/28/21	36,000	39,700
TransCanada PipeLines Ltd.
7.125%, 1/15/19	73,000	82,368
2.500%, 8/1/22	32,000	31,776
Valero Energy Corp.
6.125%, 2/1/20	66,000	73,873
3.650%, 3/15/25	146,000	145,597
Western Gas Partners LP
4.650%, 7/1/26	25,000	24,931

See Notes to Financial Statements.

1329

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Williams Partners LP
4.000%, 11/15/21		$500,000	$489,474
4.500%, 11/15/23		50,000	47,786
4.300%, 3/4/24		50,000	47,635
Williams Partners LP/ACMP Finance Corp.
4.875%, 5/15/23		100,000	96,495
XTO Energy, Inc.
6.250%, 8/1/17		36,000	38,125

			11,055,199

Total Energy			11,563,956

Financials (12.4%)
Banks (5.1%)
Australia & New Zealand Banking Group Ltd./New York
2.000%, 11/16/18		250,000	253,388
Banco Espirito Santo S.A.
4.000%, 1/21/19 (m)	EUR	900,000	244,700
Bank of America Corp.
6.000%, 9/1/17		$100,000	105,268
5.750%, 12/1/17		100,000	105,966
6.875%, 4/25/18		182,000	198,701
5.650%, 5/1/18		135,000	144,418
2.600%, 1/15/19		175,000	178,964
7.625%, 6/1/19		1,670,000	1,933,174
2.250%, 4/21/20		383,000	384,964
5.625%, 7/1/20		180,000	203,045
2.625%, 4/19/21		50,000	50,680
5.000%, 5/13/21		92,000	103,192
3.300%, 1/11/23		365,000	375,938
4.125%, 1/22/24		62,000	66,716
4.000%, 4/1/24		50,000	53,308
4.000%, 1/22/25		75,000	76,550
3.950%, 4/21/25		100,000	101,644
3.875%, 8/1/25		827,000	878,699
3.500%, 4/19/26		125,000	129,558
4.875%, 4/1/44		10,000	11,401
Bank of Montreal
1.300%, 7/14/17		50,000	50,175
1.400%, 9/11/17		54,000	54,310
2.550%, 11/6/22		27,000	27,631
Bank of Nova Scotia
1.300%, 7/21/17		150,000	150,280
1.875%, 4/26/21		900,000	908,214
4.500%, 12/16/25		100,000	103,345
Barclays Bank plc
5.140%, 10/14/20		182,000	193,506
7.625%, 11/21/22		900,000	965,250
Barclays plc
2.000%, 3/16/18		250,000	248,617
BB&T Corp.
1.450%, 1/12/18		127,000	127,500
5.250%, 11/1/19		54,000	59,916
2.450%, 1/15/20		109,000	112,182
BNP Paribas S.A.
2.700%, 8/20/18		100,000	102,541
5.000%, 1/15/21		91,000	102,186
3.250%, 3/3/23		45,000	47,063
Capital One Bank USA N.A.
8.800%, 7/15/19		63,000	74,166
Capital One N.A./Virginia
1.778%, 8/17/18 (l)		$1,000,000	$1,005,750
2.950%, 7/23/21		532,000	546,540
CIT Group, Inc.
5.500%, 2/15/19§		200,000	209,380
Citigroup, Inc.
1.800%, 2/5/18		358,000	359,221
1.700%, 4/27/18		650,000	651,590
2.500%, 9/26/18		294,000	299,363
2.550%, 4/8/19		402,000	410,389
2.500%, 7/29/19		371,000	378,249
2.650%, 10/26/20		1,025,000	1,043,180
2.700%, 3/30/21		300,000	305,341
3.375%, 3/1/23 (x)		50,000	51,812
3.500%, 5/15/23		105,000	107,210
3.875%, 10/25/23		75,000	80,207
3.750%, 6/16/24		75,000	79,788
4.000%, 8/5/24		50,000	51,940
3.875%, 3/26/25		112,000	112,790
4.400%, 6/10/25		100,000	104,200
3.400%, 5/1/26		100,000	102,366
Comerica, Inc.
2.125%, 5/23/19		50,000	50,696
Commonwealth Bank of Australia/New York
1.900%, 9/18/17		182,000	183,739
1.750%, 11/2/18		500,000	504,036
Cooperatieve Rabobank UA
3.875%, 2/8/22		91,000	98,616
Cooperatieve Rabobank UA/New York
2.250%, 1/14/19		250,000	254,816
Credit Agricole S.A.
8.125%, 9/19/33 (l)(m)		400,000	428,000
Credit Suisse Group Funding Guernsey Ltd.
2.750%, 3/26/20		250,000	246,550
3.800%, 9/15/22		500,000	496,890
3.750%, 3/26/25		1,000,000	965,976
Credit Suisse Group Guernsey I Ltd.
7.875%, 2/24/41 (b)(l)(m)		400,000	401,000
Fifth Third Bancorp
2.875%, 7/27/20		100,000	104,088
Fifth Third Bank/Ohio
2.250%, 6/14/21		300,000	302,974
HSBC Bank USA N.A.
4.875%, 8/24/20		182,000	196,601
HSBC Holdings plc
4.000%, 3/30/22		91,000	95,745
4.300%, 3/8/26		200,000	211,113
Huntington Bancshares, Inc./Ohio
7.000%, 12/15/20		9,000	10,529
3.150%, 3/14/21		100,000	104,174
Intesa Sanpaolo S.p.A.
3.875%, 1/16/18		200,000	204,937
JPMorgan Chase & Co.
1.350%, 2/15/17		349,000	349,763
2.000%, 8/15/17		45,000	45,416
6.000%, 1/15/18		273,000	292,144
6.300%, 4/23/19		91,000	102,378
2.200%, 10/22/19		103,000	104,509
2.250%, 1/23/20		900,000	911,529
2.750%, 6/23/20		601,000	618,706
4.400%, 7/22/20		182,000	198,569
4.625%, 5/10/21		91,000	101,432

See Notes to Financial Statements.

1330

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
2.400%, 6/7/21		$300,000	$303,685
3.250%, 9/23/22		64,000	66,757
3.200%, 1/25/23		54,000	56,050
2.700%, 5/18/23		50,000	50,330
3.875%, 2/1/24		100,000	107,904
3.875%, 9/10/24		299,000	309,233
3.125%, 1/23/25		500,000	511,611
3.900%, 7/15/25		274,000	295,588
3.200%, 6/15/26 (x)		90,000	92,554
4.250%, 10/1/27		85,000	89,998
KeyBank N.A./Ohio
2.500%, 12/15/19		250,000	256,091
KfW
0.875%, 9/5/17		36,000	36,060
1.000%, 1/26/18		100,000	100,247
0.875%, 4/19/18		200,000	200,057
4.500%, 7/16/18		91,000	97,636
1.125%, 8/6/18		100,000	100,470
1.125%, 11/16/18		100,000	100,440
1.500%, 2/6/19		125,000	126,709
4.875%, 6/17/19		91,000	101,349
4.000%, 1/27/20		91,000	100,253
1.875%, 6/30/20		125,000	128,304
2.750%, 9/8/20		57,000	60,713
2.750%, 10/1/20		100,000	106,083
1.500%, 6/15/21		100,000	100,629
2.625%, 1/25/22		91,000	96,777
2.125%, 1/17/23		118,000	121,963
2.500%, 11/20/24		125,000	132,977
Landwirtschaftliche Rentenbank
0.875%, 9/12/17		125,000	125,256
1.375%, 10/23/19		21,000	21,189
2.000%, 1/13/25		75,000	76,812
Lloyds Bank plc
1.408%, 8/17/18 (l)		700,000	696,130
Lloyds Banking Group plc
3.100%, 7/6/21		500,000	500,865
4.500%, 11/4/24 (x)		200,000	203,165
Mitsubishi UFJ Financial Group, Inc.
2.950%, 3/1/21		200,000	207,962
MUFG Americas Holdings Corp.
3.500%, 6/18/22		45,000	47,750
Novo Banco S.A.
5.000%, 4/23/19	EUR	100,000	81,012
5.000%, 5/23/19 (m)		600,000	486,070
Oesterreichische Kontrollbank AG
1.625%, 3/12/19		$50,000	50,765
1.500%, 10/21/20		75,000	75,430
PNC Bank N.A.
4.875%, 9/21/17		50,000	52,001
1.500%, 2/23/18		250,000	251,767
PNC Financial Services Group, Inc.
3.900%, 4/29/24		75,000	80,927
PNC Funding Corp.
4.375%, 8/11/20		36,000	39,657
Regions Financial Corp.
3.200%, 2/8/21		50,000	51,430
Royal Bank of Canada
1.400%, 10/13/17		50,000	50,167
1.500%, 1/16/18		45,000	45,218
2.350%, 10/30/20		$100,000	$102,792
4.650%, 1/27/26		75,000	80,767
Royal Bank of Scotland plc
6.934%, 4/9/18	EUR	400,000	479,412
9.500%, 3/16/22 (l)(m)		$400,000	414,960
Santander Holdings USA, Inc.
2.115%, 11/24/17 (l)		200,000	200,175
2.700%, 5/24/19		400,000	401,697
4.500%, 7/17/25		50,000	51,640
Santander UK plc
1.650%, 9/29/17		25,000	24,994
2.000%, 8/24/18		33,000	33,050
4.000%, 3/13/24		50,000	53,800
Societe Generale S.A.
4.250%, 4/14/25§		700,000	688,909
Sumitomo Mitsui Banking Corp.
1.950%, 7/23/18		250,000	251,964
Sumitomo Mitsui Financial Group, Inc.
2.934%, 3/9/21 (x)		100,000	104,120
3.784%, 3/9/26 (x)		100,000	109,597
SunTrust Banks, Inc./Georgia
7.250%, 3/15/18		91,000	99,370
Toronto-Dominion Bank
2.250%, 11/5/19		50,000	51,241
2.500%, 12/14/20		100,000	103,399
U.S. Bancorp
1.950%, 11/15/18		50,000	50,929
2.950%, 7/15/22		209,000	218,521
3.700%, 1/30/24		75,000	82,170
3.100%, 4/27/26		91,000	94,765
UBS Group Funding Jersey Ltd.
4.125%, 9/24/25§		200,000	207,389
Wachovia Corp.
5.750%, 2/1/18		36,000	38,505
Wells Fargo & Co.
5.625%, 12/11/17		91,000	96,728
1.500%, 1/16/18		54,000	54,306
2.600%, 7/22/20		67,000	68,988
2.550%, 12/7/20		962,000	987,584
2.500%, 3/4/21		800,000	819,439
4.600%, 4/1/21		75,000	83,837
3.500%, 3/8/22		136,000	145,924
3.450%, 2/13/23		54,000	55,921
3.000%, 2/19/25		100,000	102,468
3.550%, 9/29/25		255,000	271,827
3.000%, 4/22/26		402,000	408,924
3.900%, 5/1/45		229,000	240,598
4.900%, 11/17/45		43,000	47,053
Westpac Banking Corp.
2.000%, 8/14/17		36,000	36,360
1.500%, 12/1/17		100,000	100,503
1.650%, 5/13/19		50,000	50,222
4.875%, 11/19/19		54,000	59,428
2.100%, 5/13/21		50,000	50,290

			37,030,005

Capital Markets (1.9%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24		50,000	52,758
Ameriprise Financial, Inc.
5.300%, 3/15/20		36,000	40,527

See Notes to Financial Statements.

1331

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Bank of New York Mellon Corp.
2.100%, 1/15/19	$231,000	$236,415
5.450%, 5/15/19	36,000	40,177
1.498%, 8/17/20 (l)	400,000	400,542
2.600%, 8/17/20	450,000	467,371
4.150%, 2/1/21	36,000	39,859
2.050%, 5/3/21	625,000	633,944
3.650%, 2/4/24	50,000	54,986
BlackRock, Inc.
5.000%, 12/10/19	36,000	40,451
3.500%, 3/18/24	50,000	54,641
Charles Schwab Corp.
3.225%, 9/1/22	36,000	38,347
Credit Suisse AG/New York
2.300%, 5/28/19	250,000	253,447
4.375%, 8/5/20	146,000	158,723
3.625%, 9/9/24	250,000	258,826
Deutsche Bank AG
3.125%, 1/13/21 (x)	50,000	49,752
4.100%, 1/13/26	50,000	49,709
Deutsche Bank AG/London
6.000%, 9/1/17	91,000	95,225
Eaton Vance Corp.
6.500%, 10/2/17	22,000	23,317
Goldman Sachs Group, Inc.
1.324%, 5/22/17 (l)	900,000	900,715
6.150%, 4/1/18	136,000	146,473
2.625%, 1/31/19	394,000	402,506
7.500%, 2/15/19	471,000	538,131
5.375%, 3/15/20	127,000	141,273
2.600%, 4/23/20	126,000	128,123
1.853%, 9/15/20 (l)	500,000	498,750
2.750%, 9/15/20	59,000	60,256
5.250%, 7/27/21	132,000	148,764
5.750%, 1/24/22	75,000	86,803
4.000%, 3/3/24	92,000	98,520
3.500%, 1/23/25	167,000	171,815
3.750%, 5/22/25	316,000	329,705
4.800%, 7/8/44	33,000	36,569
4.750%, 10/21/45	63,000	69,470
ING Bank N.V.
2.050%, 8/17/18§	1,000,000	1,010,929
Jefferies Group LLC
8.500%, 7/15/19 (x)	54,000	61,982
5.125%, 1/20/23	18,000	19,017
6.500%, 1/20/43	17,000	17,092
Lazard Group LLC
4.250%, 11/14/20	62,000	66,168
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13 (b)(h)*	5,000,000	337,500
0.000%, 12/30/16 (b)	10,200,000	663,000
6.750%, 12/28/17 (b)*†	470,000	—
Morgan Stanley
2.125%, 4/25/18	1,000,000	1,011,824
7.300%, 5/13/19	218,000	250,271
2.375%, 7/23/19	75,000	76,165
2.650%, 1/27/20	250,000	253,901
2.800%, 6/16/20	219,000	223,644
2.500%, 4/21/21	45,000	45,398
5.500%, 7/28/21	27,000	30,888
3.750%, 2/25/23	172,000	182,277
4.100%, 5/22/23	27,000	27,935
3.875%, 4/29/24	$75,000	$80,360
3.700%, 10/23/24	250,000	261,290
4.000%, 7/23/25	291,000	311,563
3.875%, 1/27/26	201,000	213,260
4.300%, 1/27/45	108,000	112,845
Nomura Holdings, Inc.
6.700%, 3/4/20	37,000	42,767
Northern Trust Corp.
3.450%, 11/4/20	36,000	38,688
State Street Corp.
2.650%, 5/19/26	250,000	255,415
SteelRiver Transmission Co. LLC
4.710%, 6/30/17 (b)§	555,059	561,880
UBS AG/Connecticut
1.233%, 6/1/17 (l)	300,000	300,085
5.875%, 12/20/17	74,000	78,938
4.875%, 8/4/20	170,000	190,894
7.625%, 8/17/22	400,000	451,000
4.750%, 5/22/23 (l)(m)	200,000	202,500

		14,126,366

Consumer Finance (2.1%)
Ally Financial, Inc.
3.250%, 9/29/17	700,000	704,375
8.000%, 3/15/20	804,000	907,515
American Express Centurion Bank
6.000%, 9/13/17	146,000	154,011
American Express Co.
7.000%, 3/19/18	2,093,000	2,288,079
8.125%, 5/20/19	45,000	52,811
American Express Credit Corp.
1.125%, 6/5/17	351,000	350,904
1.550%, 9/22/17	52,000	52,238
2.125%, 3/18/19	50,000	50,961
2.250%, 8/15/19	198,000	202,725
American Honda Finance Corp.
2.125%, 10/10/18	75,000	76,827
2.450%, 9/24/20	50,000	51,807
Capital One Financial Corp.
2.450%, 4/24/19	75,000	76,289
4.200%, 10/29/25	90,000	92,087
Caterpillar Financial Services Corp.
1.250%, 8/18/17	75,000	75,238
1.250%, 11/6/17	45,000	45,150
7.150%, 2/15/19	36,000	41,330
Discover Financial Services
5.200%, 4/27/22	27,000	29,497
3.950%, 11/6/24	75,000	78,094
Ford Motor Credit Co. LLC
1.724%, 12/6/17	749,000	750,805
2.375%, 1/16/18	2,609,000	2,639,859
2.021%, 5/3/19	487,000	490,501
3.336%, 3/18/21	242,000	250,472
5.875%, 8/2/21	182,000	209,145
4.250%, 9/20/22	200,000	215,738
4.389%, 1/8/26	200,000	218,487
General Motors Financial Co., Inc.
4.750%, 8/15/17	75,000	77,498
3.100%, 1/15/19	36,000	36,630
3.200%, 7/13/20	600,000	607,440
3.700%, 11/24/20	97,000	99,367
4.200%, 3/1/21	50,000	52,180

See Notes to Financial Statements.

1332

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
3.200%, 7/6/21		$915,000	$911,980
3.450%, 4/10/22		158,000	157,874
4.000%, 1/15/25		223,000	225,631
5.250%, 3/1/26		50,000	54,370
HSBC Finance Corp.
6.676%, 1/15/21		100,000	112,106
HSBC USA, Inc.
1.625%, 1/16/18		100,000	99,888
John Deere Capital Corp.
2.800%, 9/18/17		91,000	93,149
1.300%, 3/12/18		27,000	27,140
3.150%, 10/15/21		54,000	57,610
3.350%, 6/12/24		118,000	126,776
LeasePlan Corp. N.V.
2.875%, 1/22/19§		500,000	501,431
Navient Corp.
8.450%, 6/15/18		600,000	646,440
PACCAR Financial Corp.
1.400%, 5/18/18		75,000	75,576
Synchrony Financial
2.600%, 1/15/19		76,000	76,800
3.000%, 8/15/19		37,000	37,705
2.700%, 2/3/20		48,000	48,254
4.250%, 8/15/24		37,000	38,320
4.500%, 7/23/25		94,000	97,576
Toyota Motor Credit Corp.
1.250%, 10/5/17		36,000	36,156
1.450%, 1/12/18		200,000	201,512
2.750%, 5/17/21		266,000	279,684
3.400%, 9/15/21		54,000	58,587

			14,942,625

Diversified Financial Services (1.2%)
Bank of America N.A.
1.130%, 6/5/17 (l)		1,300,000	1,301,342
0.953%, 6/15/17 (l)		400,000	398,511
Berkshire Hathaway, Inc.
1.550%, 2/9/18		27,000	27,296
2.200%, 3/15/21 (x)		20,000	20,618
3.000%, 2/11/23		75,000	79,174
3.125%, 3/15/26		241,000	253,031
Block Financial LLC
5.500%, 11/1/22		36,000	39,302
CME Group, Inc./Illinois
3.000%, 3/15/25		75,000	78,031
Delos Finance Sarl, Term Loan
3.500%, 2/27/21		1,300,000	1,296,750
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20§		200,000	205,924
3.373%, 11/15/25§		246,000	267,457
Intercontinental Exchange, Inc.
2.750%, 12/1/20		148,000	155,497
3.750%, 12/1/25		61,000	66,128
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		2,249,000	2,377,534
4.375%, 11/30/21 (l)(m)	EUR	150,000	166,960
Moody’s Corp.
4.500%, 9/1/22		$77,000	86,112
National Rural Utilities Cooperative Finance Corp.
5.450%, 2/1/18		$54,000	$57,725
2.850%, 1/27/25		100,000	104,303
Private Export Funding Corp.
2.250%, 3/15/20		75,000	77,894
2.050%, 11/15/22		46,000	47,061
Rio Oil Finance Trust
9.250%, 7/6/24§		396,000	339,075
S&P Global, Inc.
2.500%, 8/15/18		100,000	102,344
Sasol Financing International plc
4.500%, 11/14/22		50,000	49,813
Shell International Finance B.V.
1.375%, 5/10/19		50,000	50,216
4.300%, 9/22/19		36,000	39,345
4.375%, 3/25/20		36,000	39,674
2.125%, 5/11/20		314,000	320,181
2.375%, 8/21/22		36,000	36,852
3.400%, 8/12/23		75,000	79,852
2.875%, 5/10/26		50,000	50,705
4.125%, 5/11/35		176,000	190,350
3.625%, 8/21/42		51,000	49,621
U.S. Capital Funding II Ltd./U.S. Capital Funding II Corp.
1.387%, 8/1/34 (b)(l)§		700,000	483,000
Voya Financial, Inc.
3.650%, 6/15/26		50,000	50,230
Woodside Finance Ltd.
3.650%, 3/5/25§		5,000	4,922

			8,992,830

Insurance (0.7%)
Aflac, Inc.
3.625%, 6/15/23		55,000	58,694
3.625%, 11/15/24		125,000	134,173
Allstate Corp.
7.450%, 5/16/19		36,000	41,755
3.150%, 6/15/23		53,000	56,006
American International Group, Inc.
5.850%, 1/16/18		45,000	48,031
3.375%, 8/15/20		99,000	103,883
6.400%, 12/15/20		91,000	107,151
4.875%, 6/1/22		36,000	40,068
3.750%, 7/10/25		566,000	575,001
3.900%, 4/1/26		581,000	596,661
3.875%, 1/15/35		55,000	51,976
4.500%, 7/16/44		108,000	104,313
4.375%, 1/15/55		24,000	22,077
Aon Corp.
5.000%, 9/30/20		36,000	40,161
Aon plc
4.750%, 5/15/45		89,000	95,215
Axis Specialty Finance LLC
5.875%, 6/1/20		27,000	30,128
Berkshire Hathaway Finance Corp.
1.700%, 3/15/19		30,000	30,495
4.250%, 1/15/21		54,000	60,035
Chubb INA Holdings, Inc.
5.900%, 6/15/19		36,000	40,469
3.350%, 5/3/26		75,000	79,972

See Notes to Financial Statements.

1333

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
CNA Financial Corp.
5.875%, 8/15/20	$54,000	$60,959
Hanover Insurance Group, Inc.
4.500%, 4/15/26	50,000	51,700
Hartford Financial Services Group, Inc.
5.500%, 3/30/20	36,000	40,559
Lincoln National Corp.
8.750%, 7/1/19	36,000	42,742
3.350%, 3/9/25	29,000	28,857
Loews Corp.
3.750%, 4/1/26	50,000	52,832
Marsh & McLennan Cos., Inc.
2.350%, 9/10/19	37,000	37,813
4.800%, 7/15/21	36,000	40,026
3.750%, 3/14/26	16,000	16,796
MassMutual Global Funding II
2.350%, 4/9/19§	400,000	410,341
MetLife, Inc.
4.750%, 2/8/21	91,000	101,644
4.050%, 3/1/45	125,000	123,391
Metropolitan Life Global Funding I
1.300%, 4/10/17§	587,000	589,021
2.300%, 4/10/19§	300,000	306,876
Montpelier Reinsurance Holdings Ltd.
4.700%, 10/15/22	36,000	37,618
OneBeacon U.S. Holdings, Inc.
4.600%, 11/9/22	36,000	36,793
Principal Financial Group, Inc.
8.875%, 5/15/19	36,000	42,634
Progressive Corp.
3.750%, 8/23/21	46,000	50,504
Protective Life Corp.
7.375%, 10/15/19	36,000	41,690
Prudential Financial, Inc.
6.000%, 12/1/17	17,000	18,181
3.500%, 5/15/24	50,000	51,946
5.875%, 9/15/42 (l)	27,000	29,025
4.600%, 5/15/44	140,000	150,247
Travelers Cos., Inc.
5.800%, 5/15/18	45,000	48,833
4.600%, 8/1/43	73,000	85,434
Trinity Acquisition plc
4.400%, 3/15/26	50,000	51,922
Unum Group
5.625%, 9/15/20	36,000	40,167
XLIT Ltd.
2.300%, 12/15/18	62,000	62,324
4.450%, 3/31/25	75,000	75,644

		5,042,783

Real Estate Investment Trusts (REITs) (0.7%)
Alexandria Real Estate Equities, Inc.
2.750%, 1/15/20	25,000	25,196
American Tower Corp.
5.050%, 9/1/20	64,000	71,049
5.000%, 2/15/24	50,000	56,520
AvalonBay Communities, Inc.
4.200%, 12/15/23	50,000	55,010
Boston Properties LP
3.700%, 11/15/18	36,000	37,876
5.875%, 10/15/19	54,000	60,705
Brixmor Operating Partnership LP
3.850%, 2/1/25	$100,000	$100,579
Camden Property Trust
4.625%, 6/15/21	36,000	39,751
Corporate Office Properties LP
5.000%, 7/1/25	100,000	105,705
Crown Castle International Corp.
5.250%, 1/15/23	400,000	447,440
CubeSmart LP
4.375%, 12/15/23	25,000	26,863
DDR Corp.
4.625%, 7/15/22	27,000	29,258
Digital Realty Trust LP
3.400%, 10/1/20	400,000	415,194
3.625%, 10/1/22	27,000	27,848
Duke Realty LP
3.250%, 6/30/26	30,000	30,436
EPR Properties
7.750%, 7/15/20	36,000	41,605
Equity Commonwealth
6.650%, 1/15/18	36,000	37,643
ERP Operating LP
3.000%, 4/15/23	75,000	76,785
Essex Portfolio LP
3.875%, 5/1/24	25,000	26,750
Federal Realty Investment Trust
3.000%, 8/1/22	36,000	37,094
HCP, Inc.
3.150%, 8/1/22	36,000	35,773
4.250%, 11/15/23	70,000	72,677
Highwoods Realty LP
3.625%, 1/15/23	27,000	27,513
Host Hotels & Resorts LP
4.750%, 3/1/23	36,000	38,461
Kilroy Realty LP
4.375%, 10/1/25	1,000,000	1,077,218
Kimco Realty Corp.
6.875%, 10/1/19	36,000	41,472
3.200%, 5/1/21	25,000	25,981
Liberty Property LP
4.750%, 10/1/20	36,000	39,197
National Retail Properties, Inc.
3.800%, 10/15/22	27,000	28,282
Omega Healthcare Investors, Inc.
4.375%, 8/1/23	400,000	401,988
Prologis LP
4.250%, 8/15/23	50,000	55,163
Realty Income Corp.
5.750%, 1/15/21	45,000	51,626
Regency Centers LP
3.900%, 11/1/25	50,000	52,696
Select Income REIT
4.500%, 2/1/25	100,000	98,204
Simon Property Group LP
5.650%, 2/1/20	41,000	46,349
3.300%, 1/15/26	75,000	79,910
UDR, Inc.
4.250%, 6/1/18	36,000	37,813
Ventas Realty LP/Ventas Capital Corp.
2.000%, 2/15/18	27,000	27,126

See Notes to Financial Statements.

1334

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
4.250%, 3/1/22		$40,000	$43,179
3.250%, 8/15/22		36,000	36,958
Vornado Realty LP
5.000%, 1/15/22		45,000	49,242
Washington Real Estate Investment Trust
3.950%, 10/15/22		36,000	36,432
WEA Finance LLC/Westfield UK & Europe Finance plc
3.250%, 10/5/20§		500,000	521,260
Weingarten Realty Investors
3.375%, 10/15/22		54,000	55,136
Welltower, Inc.
4.700%, 9/15/17		36,000	37,342
6.125%, 4/15/20		26,000	29,615
Weyerhaeuser Co.
4.625%, 9/15/23		50,000	55,185

			4,851,105

Thrifts & Mortgage Finance (0.7%)
BPCE S.A.
1.613%, 7/25/17		125,000	124,763
Realkredit Danmark A/S
1.000%, 4/1/17	DKK	31,200,000	4,698,052

			4,822,815

Total Financials			89,808,529

Health Care (2.3%)
Biotechnology (0.4%)
Amgen, Inc.
6.150%, 6/1/18		$11,000	12,006
2.125%, 5/1/20		160,000	162,701
3.450%, 10/1/20		54,000	57,677
3.625%, 5/15/22		45,000	48,545
3.625%, 5/22/24		50,000	53,616
4.400%, 5/1/45		60,000	61,044
4.663%, 6/15/51 (b)§		80,000	83,798
Baxalta, Inc.
1.427%, 6/22/18 (l)		500,000	494,714
4.000%, 6/23/25		125,000	130,666
Biogen, Inc.
6.875%, 3/1/18		36,000	39,154
2.900%, 9/15/20		140,000	145,209
3.625%, 9/15/22		68,000	71,705
4.050%, 9/15/25		57,000	61,552
5.200%, 9/15/45		46,000	51,798
Celgene Corp.
2.300%, 8/15/18		43,000	43,839
2.250%, 5/15/19		169,000	171,891
3.250%, 8/15/22		45,000	46,410
3.875%, 8/15/25		100,000	106,751
Gilead Sciences, Inc.
1.850%, 9/4/18		20,000	20,371
2.350%, 2/1/20		76,000	78,189
2.550%, 9/1/20		50,000	51,713
4.500%, 4/1/21		54,000	60,729
3.650%, 3/1/26		148,000	160,423
4.600%, 9/1/35		26,000	29,004
4.800%, 4/1/44		218,000	243,957
4.500%, 2/1/45		59,000	64,117
4.750%, 3/1/46		56,000	63,730

			2,615,309

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories
4.125%, 5/27/20		$36,000	$39,181
2.550%, 3/15/22		110,000	112,255
2.950%, 3/15/25		100,000	101,599
Becton Dickinson and Co.
1.450%, 5/15/17		111,000	111,360
1.800%, 12/15/17		137,000	138,201
2.675%, 12/15/19		63,000	64,668
3.250%, 11/12/20		54,000	56,648
3.125%, 11/8/21		68,000	71,102
3.300%, 3/1/23		36,000	37,935
4.685%, 12/15/44		21,000	23,724
Boston Scientific Corp.
5.125%, 1/12/17		977,000	994,976
2.650%, 10/1/18		146,000	149,442
6.000%, 1/15/20		36,000	40,980
2.850%, 5/15/20		103,000	106,093
3.375%, 5/15/22		1,000,000	1,035,507
3.850%, 5/15/25		73,000	77,279
Medtronic, Inc.
2.500%, 3/15/20 (x)		102,000	105,676
4.450%, 3/15/20		54,000	59,707
3.125%, 3/15/22		95,000	101,328
3.150%, 3/15/22		100,000	106,369
3.625%, 3/15/24		90,000	99,027
3.500%, 3/15/25		100,000	109,110
4.625%, 3/15/44		151,000	174,239
4.625%, 3/15/45		90,000	105,813
St. Jude Medical, Inc.
2.800%, 9/15/20		68,000	70,169
3.250%, 4/15/23		27,000	27,873
3.875%, 9/15/25		22,000	23,523
Stryker Corp.
2.000%, 3/8/19		50,000	50,757
4.375%, 1/15/20		36,000	39,183
3.375%, 11/1/25		31,000	32,597
3.500%, 3/15/26		105,000	111,662
4.625%, 3/15/46		46,000	51,624
Zimmer Biomet Holdings, Inc.
4.625%, 11/30/19		27,000	29,705
2.700%, 4/1/20		100,000	101,551
3.550%, 4/1/25		39,000	39,825
4.250%, 8/15/35		99,000	98,499

			4,699,187

Health Care Providers & Services (0.5%)
Aetna, Inc.
1.900%, 6/7/19		35,000	35,455
3.950%, 9/1/20		64,000	68,945
2.400%, 6/15/21		212,000	216,268
3.200%, 6/15/26		237,000	243,846
4.500%, 5/15/42		68,000	71,986
4.125%, 11/15/42		33,000	32,979
AmerisourceBergen Corp.
1.150%, 5/15/17		140,000	140,023
4.875%, 11/15/19		27,000	29,679
3.250%, 3/1/25		39,000	41,045
4.250%, 3/1/45		39,000	41,314
Anthem, Inc.
1.875%, 1/15/18		360,000	362,197
2.300%, 7/15/18		173,000	175,409

See Notes to Financial Statements.

1335

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
4.350%, 8/15/20	$118,000	$128,566
3.300%, 1/15/23	168,000	174,279
4.650%, 8/15/44	50,000	53,787
Cardinal Health, Inc.
3.500%, 11/15/24	50,000	53,436
Cigna Corp.
5.125%, 6/15/20	39,000	43,325
3.250%, 4/15/25	169,000	172,364
Coventry Health Care, Inc.
5.450%, 6/15/21	28,000	31,395
Express Scripts Holding Co.
1.250%, 6/2/17	123,000	122,917
3.900%, 2/15/22	61,000	65,288
3.500%, 6/15/24	50,000	51,803
Humana, Inc.
7.200%, 6/15/18	27,000	29,782
3.850%, 10/1/24	50,000	53,173
Laboratory Corp. of America Holdings
2.200%, 8/23/17	24,000	24,148
2.625%, 2/1/20	40,000	40,922
4.625%, 11/15/20 (x)	45,000	49,389
3.750%, 8/23/22	20,000	21,006
McKesson Corp.
2.700%, 12/15/22	27,000	27,295
2.850%, 3/15/23	36,000	36,638
3.796%, 3/15/24	50,000	54,398
Medco Health Solutions, Inc.
7.125%, 3/15/18	45,000	49,171
4.125%, 9/15/20	45,000	48,439
Quest Diagnostics, Inc.
3.450%, 6/1/26	30,000	31,215
UnitedHealth Group, Inc.
6.000%, 2/15/18	45,000	48,507
1.900%, 7/16/18	30,000	30,512
2.700%, 7/15/20	71,000	74,027
2.875%, 12/15/21	95,000	99,943
3.350%, 7/15/22	40,000	42,742
2.875%, 3/15/23	27,000	27,917
3.750%, 7/15/25	75,000	82,234
4.625%, 7/15/35	16,000	18,624
3.950%, 10/15/42	113,000	117,935

		3,364,323

Life Sciences Tools & Services (0.0%)
Life Technologies Corp.
6.000%, 3/1/20	36,000	40,372
Thermo Fisher Scientific, Inc.
3.300%, 2/15/22	151,000	156,202
3.000%, 4/15/23	70,000	71,354
3.650%, 12/15/25	26,000	27,244

		295,172

Pharmaceuticals (0.8%)
AbbVie, Inc.
1.750%, 11/6/17	65,000	65,387
1.800%, 5/14/18	75,000	75,480
2.500%, 5/14/20	254,000	259,590
2.900%, 11/6/22	210,000	213,132
3.600%, 5/14/25	75,000	78,356
4.500%, 5/14/35	39,000	40,771
Actavis Funding SCS
3.000%, 3/12/20	$1,611,000	$1,659,519
3.800%, 3/15/25	100,000	104,258
Actavis, Inc.
6.125%, 8/15/19	22,000	24,663
3.250%, 10/1/22	36,000	36,610
Allergan, Inc.
3.375%, 9/15/20	45,000	46,803
AstraZeneca plc
5.900%, 9/15/17	36,000	38,124
2.375%, 11/16/20	75,000	76,983
3.375%, 11/16/25	120,000	125,794
4.375%, 11/16/45	34,000	37,116
Bristol-Myers Squibb Co.
4.500%, 3/1/44	92,000	109,434
Eli Lilly & Co.
3.700%, 3/1/45	45,000	47,944
GlaxoSmithKline Capital plc
2.850%, 5/8/22	140,000	147,028
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	36,000	38,988
2.800%, 3/18/23	36,000	37,889
Johnson & Johnson
5.550%, 8/15/17	54,000	56,904
2.950%, 9/1/20	36,000	38,491
2.450%, 12/5/21	25,000	26,466
2.450%, 3/1/26	256,000	264,563
Merck & Co., Inc.
1.300%, 5/18/18	30,000	30,273
2.400%, 9/15/22	27,000	27,810
2.800%, 5/18/23	62,000	65,085
2.750%, 2/10/25	50,000	52,140
Mylan N.V.
2.500%, 6/7/19 (b)§	30,000	30,401
3.950%, 6/15/26 (b)§	50,000	50,632
Mylan, Inc.
3.125%, 1/15/23§	65,000	64,492
Novartis Capital Corp.
4.400%, 4/24/20	158,000	176,194
3.400%, 5/6/24	50,000	54,645
3.000%, 11/20/25	50,000	53,244
4.000%, 11/20/45	16,000	18,118
Novartis Securities Investment Ltd.
5.125%, 2/10/19	64,000	70,585
Pfizer, Inc.
6.200%, 3/15/19	45,000	50,771
1.950%, 6/3/21	175,000	176,867
3.400%, 5/15/24	50,000	54,837
2.750%, 6/3/26	145,000	149,720
4.300%, 6/15/43	20,000	22,689
4.400%, 5/15/44	66,000	75,378
Roche Holdings, Inc.
3.000%, 11/10/25§	200,000	212,694
Sanofi S.A.
1.250%, 4/10/18	45,000	45,230
4.000%, 3/29/21	36,000	39,731
Teva Pharmaceutical Finance Co. B.V.
3.650%, 11/10/21	132,000	139,524
2.950%, 12/18/22	36,000	36,295
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21	45,000	47,565

See Notes to Financial Statements.

1336

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Zoetis, Inc.
1.875%, 2/1/18	$36,000	$36,048
3.250%, 2/1/23	49,000	50,056

		5,481,317

Total Health Care		16,455,308

Industrials (1.5%)
Aerospace & Defense (0.3%)
BAE Systems Holdings, Inc.
2.850%, 12/15/20§	31,000	31,717
3.850%, 12/15/25§	20,000	21,283
4.750%, 10/7/44§	7,000	7,604
Boeing Co.
2.350%, 10/30/21	62,000	64,195
2.200%, 10/30/22	10,000	10,188
2.600%, 10/30/25	14,000	14,558
General Dynamics Corp.
2.250%, 11/15/22	62,000	63,594
Honeywell International, Inc.
4.250%, 3/1/21	45,000	50,271
L-3 Communications Corp.
4.950%, 2/15/21	73,000	79,882
Lockheed Martin Corp.
2.500%, 11/23/20	75,000	77,248
3.350%, 9/15/21	45,000	48,111
3.100%, 1/15/23	614,000	648,884
3.550%, 1/15/26	87,000	94,928
3.600%, 3/1/35	51,000	51,283
4.500%, 5/15/36	15,000	16,860
4.070%, 12/15/42	52,000	55,361
4.700%, 5/15/46	42,000	49,232
Northrop Grumman Corp.
3.850%, 4/15/45	50,000	51,735
Precision Castparts Corp.
1.250%, 1/15/18	45,000	45,225
Raytheon Co.
4.400%, 2/15/20	73,000	80,588
Rockwell Collins, Inc.
5.250%, 7/15/19	18,000	20,039
Textron, Inc.
4.000%, 3/15/26	25,000	26,211
United Technologies Corp.
1.778%, 5/4/18 (e)	216,000	217,934
6.125%, 2/1/19	27,000	30,257
4.500%, 4/15/20	36,000	40,103
3.100%, 6/1/22	54,000	57,565
4.150%, 5/15/45	60,000	65,972

		2,020,828

Air Freight & Logistics (0.1%)
FedEx Corp.
8.000%, 1/15/19	36,000	41,862
4.900%, 1/15/34	99,000	112,312
3.900%, 2/1/35	9,000	9,133
4.100%, 2/1/45	49,000	49,760
4.750%, 11/15/45	45,000	50,389
4.550%, 4/1/46	65,000	70,594
United Parcel Service, Inc.
3.125%, 1/15/21	54,000	58,034

		392,084

Airlines (0.3%)
Air Canada Pass Through Trust,
Series 2013-1A A 4.125%, 5/15/25§	$343,498	$352,085
American Airlines, Inc.
3.375%, 5/1/27	171,811	176,141
Continental Airlines, Inc.,
Series 2010-1 B 6.000%, 1/12/19	442,905	457,565
Delta Air Lines, Inc.
Series 2010-2 A 4.950%, 5/23/19	38,921	41,108
Southwest Airlines Co.
2.750%, 11/6/19	70,000	72,233
2.650%, 11/5/20	67,000	68,856
Turkish Airlines
4.200%, 3/15/27§	847,364	804,996

		1,972,984

Commercial Services & Supplies (0.1%)
Cornell University
5.450%, 2/1/19	36,000	39,861
Pitney Bowes, Inc.
5.750%, 9/15/17	17,000	17,794
4.625%, 3/15/24	100,000	105,380
Republic Services, Inc.
5.500%, 9/15/19	27,000	30,038
5.250%, 11/15/21	36,000	41,629
3.200%, 3/15/25	127,000	133,381
Waste Management, Inc.
2.900%, 9/15/22	36,000	37,569
3.125%, 3/1/25	49,000	51,024
3.900%, 3/1/35	61,000	63,563

		520,239

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
2.875%, 5/8/22	36,000	37,755
Odebrecht Offshore Drilling Finance Ltd.
6.625%, 10/1/22§	620,480	106,257

		144,012

Electrical Equipment (0.1%)
Eaton Corp.
1.500%, 11/2/17	27,000	27,117
2.750%, 11/2/22	385,000	394,869
Emerson Electric Co.
4.875%, 10/15/19	45,000	49,751
Rockwell Automation, Inc.
2.875%, 3/1/25	170,000	175,971

		647,708

Industrial Conglomerates (0.2%)
3M Co.
1.625%, 6/15/19	50,000	50,878
Danaher Corp.
5.400%, 3/1/19	36,000	39,964
3.900%, 6/23/21	27,000	29,865
General Electric Co.
5.625%, 9/15/17	100,000	105,736
1.600%, 11/20/17	27,000	27,293

See Notes to Financial Statements.

1337

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
5.250%, 12/6/17	$91,000	$96,717
5.300%, 2/11/21	54,000	62,418
4.650%, 10/17/21	91,000	104,488
3.150%, 9/7/22	192,000	205,881
2.700%, 10/9/22	64,000	66,913
3.100%, 1/9/23	301,000	321,119
4.500%, 3/11/44	191,000	220,007
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	36,000	39,997
Koninklijke Philips N.V.
5.750%, 3/11/18	36,000	38,493
Pentair Finance S.A.
5.000%, 5/15/21	27,000	29,231
Roper Technologies, Inc.
1.850%, 11/15/17	36,000	36,216
Tyco Electronics Group S.A.
4.875%, 1/15/21	36,000	39,972

		1,515,188

Machinery (0.0%)
Caterpillar, Inc.
3.400%, 5/15/24	35,000	37,669
Deere & Co.
2.600%, 6/8/22	91,000	93,701
Dover Corp.
3.150%, 11/15/25	50,000	52,917
Ingersoll-Rand Luxembourg Finance S.A.
2.625%, 5/1/20	80,000	81,155
4.650%, 11/1/44	14,000	15,084
Kennametal, Inc.
3.875%, 2/15/22	27,000	26,571
Stanley Black & Decker, Inc.
2.900%, 11/1/22	36,000	37,751

		344,848

Professional Services (0.0%)
Equifax, Inc.
3.300%, 12/15/22	36,000	38,018

Road & Rail (0.2%)
Burlington Northern Santa Fe LLC
4.700%, 10/1/19	91,000	100,604
3.450%, 9/15/21	25,000	27,223
3.000%, 3/15/23	124,000	130,936
3.400%, 9/1/24	50,000	54,386
4.150%, 4/1/45	32,000	34,784
4.700%, 9/1/45	30,000	35,374
Canadian National Railway Co.
5.550%, 3/1/19	64,000	71,227
2.750%, 3/1/26	146,000	151,420
Canadian Pacific Railway Co.
7.250%, 5/15/19	36,000	41,616
CSX Corp.
6.250%, 3/15/18	54,000	58,450
3.700%, 11/1/23	50,000	54,525
3.350%, 11/1/25	36,000	38,268
4.100%, 3/15/44	49,000	52,393
Norfolk Southern Corp.
5.900%, 6/15/19	36,000	40,439
2.900%, 6/15/26	239,000	246,003
4.450%, 6/15/45	51,000	56,186
Ryder System, Inc.
2.500%, 3/1/18	$21,000	$21,267
2.450%, 9/3/19	110,000	111,475
2.875%, 9/1/20	50,000	51,056
Union Pacific Corp.
2.750%, 4/15/23	62,000	65,000
3.250%, 8/15/25	100,000	108,355
3.375%, 2/1/35	29,000	28,865
4.050%, 11/15/45	9,000	9,784
3.875%, 2/1/55	102,000	103,358
4.375%, 11/15/65	40,000	43,320
Union Pacific Railroad Co. Pass-Through Trust
3.227%, 5/14/26	81,015	84,972

		1,821,286

Trading Companies & Distributors (0.2%)
Aviation Capital Group Corp.
2.875%, 9/17/18§	145,000	143,731
Doric Nimrod Air Finance Alpha Ltd.
5.125%, 11/30/22§	168,109	172,514
5.250%, 5/30/23§	1,240,491	1,279,195
GATX Corp.
2.600%, 3/30/20	41,000	40,527

		1,635,967

Total Industrials		11,053,162

Information Technology (1.9%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
4.950%, 2/15/19	50,000	54,972
2.125%, 3/1/19	75,000	77,001
2.450%, 6/15/20	100,000	103,400
3.625%, 3/4/24	75,000	83,668
Harris Corp.
2.700%, 4/27/20	108,000	109,363
4.854%, 4/27/35	85,000	91,727
5.054%, 4/27/45	35,000	39,624
Juniper Networks, Inc.
3.300%, 6/15/20	35,000	35,940

		595,695

Electronic Equipment, Instruments & Components (0.0%)
Amphenol Corp.
1.550%, 9/15/17	25,000	25,016
Avnet, Inc.
5.875%, 6/15/20	45,000	49,795
Corning, Inc.
1.450%, 11/15/17	27,000	27,014

		101,825

Internet Software & Services (0.2%)
Alibaba Group Holding Ltd.
2.500%, 11/28/19	200,000	201,722
3.600%, 11/28/24	500,000	512,500
Alphabet, Inc.
3.625%, 5/19/21	36,000	39,744
Baidu, Inc.
3.000%, 6/30/20	200,000	204,000

See Notes to Financial Statements.

1338

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
eBay, Inc.
3.250%, 10/15/20	$36,000	$37,741
2.600%, 7/15/22	45,000	44,286

		1,039,993

IT Services (0.3%)
Automatic Data Processing, Inc.
2.250%, 9/15/20	50,000	51,876
Fidelity National Information Services, Inc.
2.000%, 4/15/18	21,000	21,114
3.625%, 10/15/20	86,000	90,912
Fiserv, Inc.
4.625%, 10/1/20	36,000	39,786
International Business Machines Corp.
5.700%, 9/14/17	136,000	143,704
7.625%, 10/15/18	91,000	103,908
1.875%, 8/1/22	91,000	90,775
3.450%, 2/19/26	651,000	705,931
MasterCard, Inc.
3.375%, 4/1/24	82,000	88,878
Total System Services, Inc.
4.800%, 4/1/26	159,000	172,088
Visa, Inc.
2.200%, 12/14/20	100,000	102,985
2.800%, 12/14/22	157,000	166,113
3.150%, 12/14/25	228,000	243,888
4.150%, 12/14/35	44,000	49,886
Western Union Co.
5.253%, 4/1/20	73,000	80,243
Xerox Corp.
6.350%, 5/15/18	54,000	57,429
3.800%, 5/15/24	50,000	45,325

		2,254,841

Semiconductors & Semiconductor Equipment (0.2%)
Analog Devices, Inc.
3.900%, 12/15/25	16,000	17,683
5.300%, 12/15/45	17,000	20,592
Applied Materials, Inc.
2.625%, 10/1/20	50,000	51,895
Avago Technologies, Term Loan B
4.250%, 11/3/22	698,250	697,668
Intel Corp.
1.350%, 12/15/17	64,000	64,389
2.450%, 7/29/20	30,000	31,176
2.700%, 12/15/22	45,000	47,126
3.700%, 7/29/25	100,000	110,711
KLA-Tencor Corp.
4.125%, 11/1/21	28,000	29,933
4.650%, 11/1/24	50,000	54,564
Lam Research Corp.
2.800%, 6/15/21	77,000	78,434
3.900%, 6/15/26	111,000	117,226
QUALCOMM, Inc.
2.250%, 5/20/20	100,000	102,907
4.800%, 5/20/45	45,000	47,214
Texas Instruments, Inc.
1.750%, 5/1/20	100,000	101,308

		1,572,826

Software (0.4%)
Adobe Systems, Inc.
4.750%, 2/1/20	$21,000	$23,184
Autodesk, Inc.
3.600%, 12/15/22	36,000	36,461
CA, Inc.
4.500%, 8/15/23	50,000	54,360
Microsoft Corp.
4.200%, 6/1/19	54,000	58,692
2.000%, 11/3/20	75,000	76,697
2.375%, 5/1/23	102,000	104,731
2.700%, 2/12/25	75,000	77,748
3.125%, 11/3/25	100,000	106,831
3.500%, 2/12/35	110,000	113,522
4.450%, 11/3/45	9,000	10,144
Oracle Corp.
1.200%, 10/15/17	64,000	64,165
5.750%, 4/15/18	109,000	117,993
2.800%, 7/8/21	370,000	388,248
1.900%, 9/15/21	645,000	645,501
2.500%, 10/15/22	73,000	74,514
3.400%, 7/8/24	75,000	80,774
2.950%, 5/15/25	100,000	103,913
2.650%, 7/15/26	436,000	437,840
3.250%, 5/15/30	149,000	154,285
4.000%, 7/15/46	146,000	146,664
4.375%, 5/15/55	64,000	67,162
Symantec Corp.
3.950%, 6/15/22	91,000	92,589

		3,036,018

Technology Hardware, Storage & Peripherals (0.7%)
Apple, Inc.
1.000%, 5/3/18	91,000	91,200
1.700%, 2/22/19	100,000	101,682
2.100%, 5/6/19	226,000	232,464
2.250%, 2/23/21	150,000	154,081
2.150%, 2/9/22	100,000	101,374
2.400%, 5/3/23	136,000	137,986
3.250%, 2/23/26	499,000	529,668
3.450%, 2/9/45	42,000	39,249
4.650%, 2/23/46	473,000	532,901
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.480%, 6/1/19 (b)§	535,000	547,303
4.420%, 6/15/21§	750,000	770,699
5.450%, 6/15/23§	660,000	684,874
6.020%, 6/15/26§	140,000	146,055
EMC Corp.
1.875%, 6/1/18 (x)	45,000	44,100
2.650%, 6/1/20	36,000	34,335
Hewlett Packard Enterprise Co.
2.850%, 10/5/18§	220,000	224,770
3.600%, 10/15/20§	255,000	265,668
4.900%, 10/15/25§	50,000	52,158
HP, Inc.
3.750%, 12/1/20	37,000	39,130
4.375%, 9/15/21	45,000	48,143
NetApp, Inc.
2.000%, 12/15/17	36,000	36,172
Seagate HDD Cayman
3.750%, 11/15/18	75,000	75,000

		4,889,012

Total Information Technology		13,490,210

See Notes to Financial Statements.

1339

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Materials (0.4%)
Chemicals (0.2%)
Agrium, Inc.
3.150%, 10/1/22	$36,000	$36,839
4.125%, 3/15/35	30,000	29,033
Air Products and Chemicals, Inc.
4.375%, 8/21/19	36,000	39,318
Albemarle Corp.
4.150%, 12/1/24	100,000	105,026
CF Industries, Inc.
6.875%, 5/1/18	50,000	54,294
3.450%, 6/1/23	50,000	49,960
5.375%, 3/15/44	78,000	73,682
Dow Chemical Co.
8.550%, 5/15/19	56,000	66,614
3.000%, 11/15/22	27,000	27,906
3.500%, 10/1/24	75,000	79,701
4.375%, 11/15/42	26,000	26,566
4.625%, 10/1/44	44,000	46,580
E.I. du Pont de Nemours & Co.
3.625%, 1/15/21	64,000	68,846
2.800%, 2/15/23	45,000	46,025
Eastman Chemical Co.
3.600%, 8/15/22	45,000	47,261
4.800%, 9/1/42	38,000	38,921
Ecolab, Inc.
1.450%, 12/8/17	27,000	27,091
2.250%, 1/12/20	41,000	41,722
4.350%, 12/8/21	45,000	50,558
Lubrizol Corp.
8.875%, 2/1/19	26,000	30,946
LYB International Finance B.V.
4.000%, 7/15/23	36,000	38,500
Methanex Corp.
3.250%, 12/15/19	36,000	34,479
Monsanto Co.
2.125%, 7/15/19	50,000	50,811
2.200%, 7/15/22	18,000	17,716
3.600%, 7/15/42	71,000	61,416
Potash Corp. of Saskatchewan, Inc.
4.875%, 3/30/20	27,000	29,725
PPG Industries, Inc.
3.600%, 11/15/20	27,000	28,273
Praxair, Inc.
4.500%, 8/15/19	36,000	39,371
2.700%, 2/21/23	36,000	37,407
RPM International, Inc.
6.125%, 10/15/19	36,000	40,066
Sherwin-Williams Co.
4.000%, 12/15/42	25,000	24,923

		1,389,576

Construction Materials (0.1%)
Cemex S.A.B. de C.V.
7.750%, 4/16/26§	500,000	521,250
CRH America, Inc.
5.750%, 1/15/21	45,000	50,798
Vulcan Materials Co.
7.500%, 6/15/21	50,000	60,065

		632,113

Containers & Packaging (0.0%)
Bemis Co., Inc.
6.800%, 8/1/19	$36,000	$41,068
International Paper Co.
4.750%, 2/15/22	75,000	83,812
3.650%, 6/15/24	67,000	70,625
4.800%, 6/15/44	9,000	9,176
Packaging Corp. of America
3.900%, 6/15/22	36,000	38,259
WestRock RKT Co.
3.500%, 3/1/20	59,000	61,140

		304,080

Metals & Mining (0.1%)
Barrick Gold Corp.
4.100%, 5/1/23	102,000	107,688
Barrick North America Finance LLC
4.400%, 5/30/21	45,000	48,442
BHP Billiton Finance USA Ltd.
6.500%, 4/1/19	91,000	102,960
2.875%, 2/24/22	54,000	55,272
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21	45,000	48,150
Goldcorp, Inc.
2.125%, 3/15/18	36,000	35,769
3.625%, 6/9/21	35,000	35,955
Newmont Mining Corp.
4.875%, 3/15/42	30,000	29,549
Nucor Corp.
5.850%, 6/1/18	27,000	29,035
5.200%, 8/1/43	47,000	50,663
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	36,000	36,755
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19	91,000	109,678
4.125%, 5/20/21	45,000	48,970
Rio Tinto Finance USA plc
2.875%, 8/21/22	45,000	46,002
4.125%, 8/21/42	70,000	69,402
Vale Overseas Ltd.
4.625%, 9/15/20	64,000	61,312

		915,602

Paper & Forest Products (0.0%)
Georgia-Pacific LLC
7.375%, 12/1/25	65,000	86,198

Total Materials		3,327,569

Telecommunication Services (1.3%)
Diversified Telecommunication Services (1.1%)
Altice Finco S.A.
7.625%, 2/15/25§	200,000	182,500
AT&T, Inc.
1.400%, 12/1/17	54,000	54,069
5.500%, 2/1/18	91,000	96,855
2.375%, 11/27/18 (x)	95,000	96,937
2.300%, 3/11/19	113,000	115,417
5.875%, 10/1/19	36,000	40,687
5.200%, 3/15/20	22,000	24,464
2.450%, 6/30/20	1,521,000	1,552,949
4.600%, 2/15/21	262,000	289,070
2.800%, 2/17/21	75,000	76,975

See Notes to Financial Statements.

1340

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 3/1/21	$36,000	$40,312
3.875%, 8/15/21	128,000	137,060
3.000%, 6/30/22	345,000	353,787
2.625%, 12/1/22	27,000	27,089
3.600%, 2/17/23	75,000	78,183
3.950%, 1/15/25	50,000	53,220
3.400%, 5/15/25	333,000	339,778
6.375%, 3/1/41	46,000	55,504
4.300%, 12/15/42	127,000	122,545
4.750%, 5/15/46	45,000	45,865
British Telecommunications plc
5.950%, 1/15/18	91,000	97,442
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.849%, 4/15/23	100,000	106,504
Deutsche Telekom International Finance B.V.
6.750%, 8/20/18	73,000	81,395
Numericable-SFR S.A.
7.375%, 5/1/26§	500,000	492,500
Orange S.A.
2.750%, 2/6/19	25,000	25,810
5.375%, 7/8/19	36,000	39,994
5.500%, 2/6/44	50,000	62,781
Telefonica Emisiones S.A.U.
6.221%, 7/3/17	36,000	37,613
5.134%, 4/27/20	33,000	36,560
5.462%, 2/16/21	45,000	51,316
Verizon Communications, Inc.
2.183%, 9/15/16 (l)	400,000	400,975
2.406%, 9/14/18 (l)	100,000	102,508
3.650%, 9/14/18	475,000	499,798
2.550%, 6/17/19	50,000	51,691
2.625%, 2/21/20	195,000	201,821
4.500%, 9/15/20	114,000	126,349
3.450%, 3/15/21	292,000	313,165
4.600%, 4/1/21	91,000	102,356
2.450%, 11/1/22	36,000	36,482
5.150%, 9/15/23	175,000	203,904
4.150%, 3/15/24	100,000	110,339
5.050%, 3/15/34	51,000	56,582
4.400%, 11/1/34	241,000	247,765
3.850%, 11/1/42	267,000	250,216
4.862%, 8/21/46	96,000	104,958

		7,624,090

Wireless Telecommunication Services (0.2%)
Altice Financing S.A.
6.625%, 2/15/23§	800,000	788,000
America Movil S.A.B. de C.V.
2.375%, 9/8/16	254,000	254,719
5.000%, 3/30/20	100,000	110,600
Rogers Communications, Inc.
6.800%, 8/15/18	45,000	49,748
4.100%, 10/1/23	50,000	55,223
3.625%, 12/15/25	21,000	22,458
5.000%, 3/15/44	19,000	21,583
Vodafone Group plc
5.450%, 6/10/19	54,000	59,431
2.500%, 9/26/22	116,000	114,437
2.950%, 2/19/23	45,000	45,129

		1,521,328

Total Telecommunication Services		9,145,418

Utilities (1.7%)
Electric Utilities (1.0%)
Alabama Power Co.
2.800%, 4/1/25	$19,000	$19,843
American Electric Power Co., Inc.
1.650%, 12/15/17	36,000	36,092
Arizona Public Service Co.
2.200%, 1/15/20	50,000	51,117
CenterPoint Energy Houston Electric LLC
4.500%, 4/1/44	40,000	46,875
Commonwealth Edison Co.
6.150%, 9/15/17	91,000	96,606
4.700%, 1/15/44	99,000	119,229
DTE Electric Co.
2.650%, 6/15/22	45,000	46,692
3.950%, 6/15/42	50,000	53,514
Duke Energy Carolinas LLC
4.300%, 6/15/20	34,000	37,736
2.500%, 3/15/23	50,000	51,676
4.250%, 12/15/41	244,000	274,042
3.750%, 6/1/45	50,000	52,842
Duke Energy Corp.
5.050%, 9/15/19	36,000	39,787
3.050%, 8/15/22	7,000	7,245
3.750%, 4/15/24	74,000	79,440
4.800%, 12/15/45	65,000	75,711
Duke Energy Florida LLC
4.550%, 4/1/20	18,000	19,846
5.900%, 3/1/33	46,000	57,325
3.850%, 11/15/42	50,000	52,525
Duke Energy Progress LLC
5.300%, 1/15/19	45,000	49,461
3.250%, 8/15/25	50,000	54,010
Emera US Finance LP
2.150%, 6/15/19 (b)§	122,000	123,424
2.700%, 6/15/21 (b)§	152,000	154,927
3.550%, 6/15/26 (b)§	156,000	159,684
Entergy Arkansas, Inc.
3.750%, 2/15/21	924,000	1,001,456
3.700%, 6/1/24	198,000	216,974
Entergy Texas, Inc.
7.125%, 2/1/19	45,000	51,041
Exelon Corp.
2.850%, 6/15/20	140,000	144,761
2.450%, 4/15/21	26,000	26,491
3.950%, 6/15/25	75,000	80,122
FirstEnergy Corp.
4.250%, 3/15/23	500,000	514,113
FirstEnergy Solutions Corp.
6.050%, 8/15/21	100,000	107,137
Florida Power & Light Co.
5.550%, 11/1/17	36,000	38,602
3.800%, 12/15/42	40,000	42,747
Georgia Power Co.
5.400%, 6/1/18	54,000	58,415
1.950%, 12/1/18	50,000	50,877
Indiana Michigan Power Co.
7.000%, 3/15/19	45,000	51,064
IPALCO Enterprises, Inc.
5.000%, 5/1/18	417,000	438,407

See Notes to Financial Statements.

1341

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
LG&E & KU Energy LLC
3.750%, 11/15/20	$54,000	$57,785
Nevada Power Co.
7.125%, 3/15/19	54,000	62,339
NextEra Energy Capital Holdings, Inc.
3.625%, 6/15/23	50,000	52,909
Northern States Power Co.
5.250%, 3/1/18	27,000	28,848
3.600%, 5/15/46	193,000	201,566
NSTAR Electric Co.
2.375%, 10/15/22	45,000	45,843
3.250%, 11/15/25	100,000	106,566
Ohio Power Co.
6.050%, 5/1/18	36,000	38,679
Oncor Electric Delivery Co. LLC
6.800%, 9/1/18	36,000	39,932
Pacific Gas & Electric Co.
3.500%, 10/1/20	45,000	48,355
3.400%, 8/15/24	50,000	52,923
4.750%, 2/15/44	83,000	98,423
4.300%, 3/15/45	26,000	29,100
PacifiCorp
5.500%, 1/15/19	45,000	49,488
3.600%, 4/1/24	278,000	303,406
3.350%, 7/1/25	197,000	212,331
PG&E Corp.
2.400%, 3/1/19	79,000	80,614
PPL Capital Funding, Inc.
3.100%, 5/15/26	50,000	50,548
Progress Energy, Inc.
4.875%, 12/1/19	18,000	19,834
Public Service Co. of Colorado
3.200%, 11/15/20	45,000	47,887
2.500%, 3/15/23	91,000	93,762
Public Service Electric & Gas Co.
3.050%, 11/15/24	50,000	53,249
Southern California Edison Co.
1.250%, 11/1/17	28,000	28,145
3.500%, 10/1/23	50,000	54,472
Southern Co.
2.350%, 7/1/21	650,000	663,593
2.950%, 7/1/23	25,000	25,915
Tampa Electric Co.
6.100%, 5/15/18	27,000	29,297
Trans-Allegheny Interstate Line Co.
3.850%, 6/1/25§	136,000	145,102
Virginia Electric & Power Co.
3.450%, 2/15/24	50,000	54,448
4.450%, 2/15/44	39,000	45,135
4.200%, 5/15/45	81,000	90,006
Wisconsin Electric Power Co.
2.950%, 9/15/21	45,000	47,524

		7,539,880

Gas Utilities (0.3%)
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	54,000	58,611
Dominion Gas Holdings LLC
3.600%, 12/15/24	100,000	106,087
Panhandle Eastern Pipe Line Co. LP
6.200%, 11/1/17	36,000	37,190
Sabine Pass Liquefaction LLC
5.750%, 5/15/24	$1,800,000	$1,786,500

		1,988,388

Independent Power and Renewable Electricity Producers (0.1%)
Constellation Energy Group, Inc.
5.150%, 12/1/20	45,000	50,067
NRG Energy, Inc.
7.625%, 1/15/18	180,000	193,050
PSEG Power LLC
5.125%, 4/15/20	36,000	39,164
3.000%, 6/15/21	500,000	506,977
Tennessee Valley Authority
2.875%, 9/15/24	50,000	53,976
TransAlta Corp.
4.500%, 11/15/22	27,000	24,597

		867,831

Multi-Utilities (0.3%)
AGL Capital Corp.
3.500%, 9/15/21	45,000	47,717
Ameren Corp.
2.700%, 11/15/20	50,000	51,549
Berkshire Hathaway Energy Co.
5.750%, 4/1/18	36,000	38,795
2.400%, 2/1/20	51,000	52,375
3.750%, 11/15/23	50,000	54,810
3.500%, 2/1/25	50,000	53,915
CMS Energy Corp.
3.875%, 3/1/24	153,000	167,596
Consolidated Edison Co. of New York, Inc.
5.850%, 4/1/18	36,000	38,954
7.125%, 12/1/18	36,000	41,013
Consumers Energy Co.
6.700%, 9/15/19	45,000	52,809
3.375%, 8/15/23	87,000	93,771
3.950%, 5/15/43	39,000	42,225
Dominion Resources, Inc.
1.950%, 8/15/16	269,000	269,279
2.500%, 12/1/19	125,000	128,077
4.104%, 4/1/21 (e)	40,000	42,288
2.750%, 9/15/22	45,000	45,381
5.750%, 10/1/54 (l)	50,000	49,250
DTE Energy Co.
2.400%, 12/1/19	35,000	35,872
3.500%, 6/1/24	144,000	153,590
NiSource Finance Corp.
6.400%, 3/15/18	26,000	28,120
3.850%, 2/15/23	107,000	115,211
Puget Sound Energy, Inc.
4.300%, 5/20/45	101,000	115,660
Sempra Energy
9.800%, 2/15/19	64,000	77,165
2.875%, 10/1/22	57,000	58,209

		1,853,631

Total Utilities		12,249,730

Total Corporate Bonds		189,759,042

See Notes to Financial Statements.

1342

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Government Securities (63.2%)
Agency ABS (0.1%)
SBA Small Business Investment Cos.
5.944%, 8/10/18	$214,927	$231,329
United States Small Business Administration
4.930%, 1/1/24	34,831	37,735
Series 2004-20C 1 4.340%, 3/1/24	324,527	343,514
Series 2005-20B 1 4.625%, 2/1/25	31,069	33,486
Series 2008-20G 1 5.870%, 7/1/28	412,070	470,348

		1,116,412

Agency CMO (29.9%)
Federal Home Loan Mortgage Corp.
6.000%, 2/1/17	1,736	1,756
6.000%, 3/1/17	89	90
6.500%, 3/1/17	77	77
6.000%, 4/1/17	1,401	1,423
6.000%, 5/1/17	76	78
6.000%, 7/1/17	439	447
6.000%, 8/1/17	1,038	1,061
5.500%, 11/1/17	1,140	1,167
3.000%, 5/1/27	88,762	93,345
3.000%, 1/1/30	56,463	59,505
2.500%, 3/1/30	46,543	48,310
2.500%, 5/1/30	117,969	122,313
3.000%, 5/1/30	100,689	106,297
3.000%, 6/1/30	197,617	208,687
2.500%, 7/1/30	46,044	47,746
3.000%, 7/1/30	97,189	102,477
2.500%, 8/1/30	134,724	139,755
3.000%, 8/1/30	147,520	155,762
2.500%, 9/1/30	171,764	178,089
2.558%, 11/1/31 (l)	2,275	2,397
2.826%, 4/1/36 (l)	55,746	58,662
4.500%, 2/1/39	45,704	50,166
4.500%, 12/1/39	18,850	20,690
4.000%, 8/1/40	23,021	24,818
4.000%, 4/1/41	928	1,000
4.500%, 5/1/41	121,861	133,756
5.500%, 6/1/41	82,683	92,188
5.000%, 11/1/41	213,211	236,531
3.500%, 4/1/42	76,615	82,182
3.000%, 6/15/42	2,799,167	2,896,022
3.500%, 8/1/42	56,858	61,073
3.500%, 10/1/42	10,797	11,565
3.000%, 1/1/43	80,956	84,444
3.500%, 2/1/43	81,794	87,915
3.000%, 3/1/43	84,761	88,148
3.000%, 4/1/43	571,718	594,565
3.000%, 7/1/43	416,445	435,233
3.000%, 8/1/43	240,350	249,955
3.500%, 8/1/43	81,474	87,521
4.500%, 9/1/43	168,100	183,721
4.500%, 11/1/43	87,264	95,374
3.500%, 12/1/43	68,064	73,159
4.500%, 12/1/43	138,731	151,796
3.500%, 1/1/44	21,285	22,865
4.500%, 2/1/44	$68,833	$75,208
4.000%, 4/1/44	84,997	92,800
4.500%, 7/1/44	43,298	47,282
4.000%, 8/1/44	123,967	135,772
4.500%, 9/1/44	215,999	236,005
4.500%, 10/1/44	26,890	29,363
3.000%, 1/1/45	6,082,937	6,311,760
4.000%, 1/1/45	306,757	328,302
3.000%, 7/1/45	2,846,728	2,953,814
3.500%, 9/1/45	9,580	10,282
4.000%, 9/1/45	88,420	97,145
3.500%, 10/1/45	866,873	926,641
4.000%, 10/1/45	302,585	325,550
4.000%, 12/1/45	35,954	39,456
3.500%, 3/1/46	4,364,184	4,605,918
3.000%, 5/1/46	4,988,414	5,174,505
3.500%, 5/1/46	132,217	139,509
3.500%, 6/1/46	132,500	139,808
2.500%, 7/15/31 TBA	287,000	296,754
3.000%, 7/15/31 TBA	286,000	300,010
3.500%, 7/15/31 TBA	375,000	397,148
4.000%, 7/15/46 TBA	465,000	497,768
4.500%, 7/15/46 TBA	29,000	31,630
5.500%, 7/15/46 TBA	245,000	273,405
3.500%, 8/15/46 TBA	2,000,000	2,105,781
4.000%, 8/15/46 TBA	700,000	748,809
5.000%, 8/15/46 TBA	338,000	373,120
Federal National Mortgage Association
5.500%, 2/1/17	484	489
5.500%, 6/1/17	240	244
4.089%, 2/25/18 IO (l)	1,306,717	53,842
4.000%, 4/1/23	834	886
5.000%, 2/1/24 (l)	135	145
4.000%, 9/1/25	42,880	46,066
4.000%, 1/1/26	78,258	84,072
4.000%, 4/1/26	23,348	25,083
3.500%, 7/1/26	281,624	300,105
4.000%, 7/1/26	98,260	105,315
4.000%, 8/1/26	57,776	61,924
3.000%, 11/1/26	64,163	67,436
3.000%, 2/1/27	172,218	181,004
2.622%, 1/1/28 (l)	18,935	19,690
3.000%, 9/1/28	114,073	119,893
3.500%, 10/1/28	351,545	375,604
3.500%, 2/1/29	73,747	78,840
3.000%, 4/1/29	76,192	80,472
3.500%, 4/1/29	160,633	171,726
3.000%, 5/1/29	80,957	85,593
3.000%, 6/1/29	78,195	82,600
3.500%, 8/1/29	242,499	259,247
3.000%, 9/1/29	125,684	132,806
3.500%, 9/1/29	82,884	88,686
3.500%, 12/1/29	320,990	344,111
3.000%, 1/1/30	349,568	369,313
3.000%, 3/1/30	69,827	73,837
2.500%, 4/1/30	48,199	50,056
3.000%, 4/1/30	59,428	62,785
2.500%, 5/1/30	23,753	24,675
3.000%, 5/1/30	34,385	36,360
2.500%, 7/1/30	21,495	22,323
3.000%, 7/1/30	121,475	128,360

See Notes to Financial Statements.

1343

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
2.500%, 8/1/30	$175,173	$181,906
3.000%, 8/1/30	471,104	496,981
3.500%, 8/1/30	63,203	67,818
2.500%, 9/1/30	93,620	97,241
3.000%, 9/1/30	133,577	141,206
2.500%, 11/1/30	195,920	203,348
3.000%, 3/1/31	107,706	113,386
1.914%, 3/1/33 (l)	21,886	22,243
5.500%, 11/15/33	3,220,955	3,606,590
6.000%, 2/1/34	49,497	57,042
5.500%, 5/1/34	232,631	263,944
3.000%, 5/25/34	3,323,076	3,456,205
6.000%, 8/1/34	27,508	31,741
3.000%, 9/1/34	3,903,793	4,098,983
3.500%, 12/1/34	3,500,034	3,726,852
5.000%, 2/1/35	302,227	338,273
5.500%, 2/1/35	150,067	170,064
6.000%, 4/1/35	442,325	511,509
5.500%, 12/1/35	81,602	92,621
2.499%, 1/1/36 (l)	389,563	408,861
4.000%, 1/1/36	76,698	82,869
6.000%, 2/1/38	20,325	23,322
6.000%, 3/1/38	7,766	8,934
6.000%, 5/1/38	25,410	29,260
6.000%, 10/1/38	7,752	8,883
6.000%, 12/1/38	10,390	11,909
4.000%, 5/1/39	956	1,031
4.000%, 6/1/39	22,587	24,390
5.000%, 6/1/39	769,654	859,772
4.000%, 7/1/39	36,763	39,662
4.500%, 7/1/39	286,452	316,876
5.500%, 9/1/39	76,303	86,300
6.500%, 5/1/40	211,286	244,641
4.000%, 7/1/40	77,874	84,064
4.500%, 7/1/40	76,674	84,170
4.000%, 8/1/40	142,503	153,697
4.500%, 8/1/40	117,035	128,478
4.000%, 9/1/40	135,542	146,189
4.000%, 10/1/40	80,686	87,275
4.000%, 11/1/40	25,110	27,083
2.562%, 12/1/40 (l)	7,024	7,331
4.000%, 12/1/40	1,715,583	1,852,149
4.000%, 4/1/41	12,664	13,656
5.500%, 4/1/41	14,543	16,444
4.500%, 5/1/41	4,169	4,620
3.366%, 6/1/41 (l)	54,335	56,890
4.500%, 7/1/41	15,364	16,859
5.000%, 7/1/41	405,917	451,789
5.000%, 8/1/41	13,127	14,611
3.517%, 9/1/41 (l)	39,139	41,206
4.000%, 9/1/41	359,119	387,105
4.500%, 9/1/41	44,325	48,756
4.000%, 10/1/41	21,063	22,704
4.500%, 10/1/41	138,862	152,439
4.000%, 2/1/42	73,150	78,828
4.000%, 5/1/42	150,203	161,979
4.000%, 6/1/42	43,228	46,584
4.000%, 7/1/42	190,546	208,437
3.000%, 8/1/42	311,637	326,391
4.000%, 8/1/42	23,330	25,140
4.500%, 8/1/42	41,668	45,625
4.000%, 9/1/42	$41,566	$44,792
4.500%, 9/1/42	265,561	291,526
3.000%, 9/25/42	1,964,756	1,971,846
3.500%, 10/1/42	86,651	93,187
3.000%, 12/1/42	88,063	92,095
4.000%, 12/1/42	79,106	85,295
3.000%, 1/1/43	173,559	181,651
4.000%, 1/1/43	241,421	260,181
3.000%, 2/1/43	337,538	353,519
3.500%, 2/1/43	78,589	84,185
3.000%, 3/1/43	672,932	702,165
3.500%, 3/1/43	82,536	88,362
2.700%, 3/25/43	4,333,507	4,287,660
3.000%, 4/1/43	468,272	488,908
3.000%, 5/1/43	636,227	665,857
3.000%, 6/1/43	112,437	117,855
3.500%, 6/1/43	79,001	84,577
3.000%, 7/1/43	824,118	863,135
3.500%, 7/1/43	175,469	188,273
3.500%, 8/1/43	236,230	253,004
4.500%, 9/1/43	317,267	348,263
4.000%, 10/1/43	867,623	940,071
3.000%, 10/15/43	2,784,777	2,865,706
3.500%, 12/1/43	80,468	86,512
4.500%, 12/1/43	72,685	79,451
5.000%, 12/1/43	585,980	652,200
4.500%, 1/1/44	152,675	168,762
4.500%, 3/1/44	109,315	119,457
3.000%, 3/15/44	4,353,842	4,443,252
4.500%, 4/1/44	747,737	819,677
3.500%, 7/1/44	91,420	97,759
3.500%, 8/1/44	171,748	184,177
4.000%, 8/1/44	702,511	772,405
3.000%, 10/1/44	3,473,092	3,613,101
3.500%, 10/1/44	188,996	201,983
3.500%, 12/1/44	2,882,691	3,015,453
4.000%, 12/1/44	88,915	97,483
3.000%, 1/15/45	4,173,443	4,084,948
3.500%, 2/1/45	7,274,466	7,609,489
2.500%, 2/15/45	6,203,156	5,627,696
3.000%, 4/1/45	4,051,685	4,160,574
3.000%, 5/1/45	5,316,286	5,459,161
3.500%, 5/1/45	173,015	184,854
3.500%, 6/1/45	379,248	405,188
4.000%, 9/1/45	22,938	24,898
3.500%, 10/1/45	158,363	169,244
4.000%, 10/1/45	975,268	1,063,360
4.500%, 10/1/45	163,549	183,705
3.500%, 11/1/45	452,484	483,999
4.000%, 11/1/45	328,186	356,348
4.500%, 11/1/45	299,099	336,102
3.500%, 12/1/45	806,696	855,203
4.000%, 12/1/45	129,879	142,548
4.000%, 1/1/46	175,979	190,028
3.500%, 3/1/46	888,159	938,014
3.500%, 4/1/46	489,096	516,436
3.000%, 6/1/46	69,636	72,879
4.000%, 6/1/46	9,022	9,900
4.000%, 7/25/31 TBA	190,000	197,095
4.500%, 7/25/31 TBA	279,000	286,150
3.500%, 7/25/46 TBA	5,891,000	6,214,545

See Notes to Financial Statements.

1344

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
6.000%, 7/25/46 TBA		$100,000	$114,375
3.000%, 8/25/46 TBA		9,000,000	9,321,680
3.500%, 8/25/46 TBA		11,000,000	11,590,820
4.000%, 8/25/46 TBA		19,419,000	20,804,120
4.500%, 8/25/46 TBA		6,500,000	7,092,363
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
4.879%, 5/19/17		1,268,933	1,299,811
0.458%, 8/25/22 IO (l)		289,478	5,247
1.312%, 3/25/23 IO (l)		2,822,000	202,049
1.346%, 3/25/24 IO (l)		639,073	45,954
3.334%, 8/25/25 (l)		70,000	77,211
3.151%, 11/25/25		41,658	45,287
2.995%, 12/25/25		188,000	201,806
1.369%, 3/25/26 IO (l)		478,648	49,989
2.673%, 3/25/26		50,000	52,260
FREMF Mortgage Trust,
Series 2015-K47 B 3.724%, 6/25/48 (b)(l)§		32,000	30,246
Series 2015-K48 B 3.760%, 8/25/48 (b)(l)§		20,000	18,808
Series 2015-K49 B 3.848%, 10/25/48 (b)(l)§		70,000	66,192
Series 2015-K50 B 3.908%, 10/25/48 (l)§		180,000	169,628
Series 2016-K54 B 4.189%, 2/25/26 (l)§		55,000	50,880
Government National Mortgage Association
1.875%, 7/20/27 (l)		1,177	1,208
5.500%, 4/15/33		1,872	2,161
5.000%, 12/15/38		13,743	15,586
5.000%, 7/15/39		43,935	49,188
5.000%, 10/20/39		15,998	17,911
4.500%, 12/20/39		6,248	6,849
4.500%, 1/20/40		7,630	8,365
4.500%, 2/20/40		6,098	6,684
4.500%, 5/20/40		567	622
4.500%, 8/20/40		15,228	16,694
4.000%, 10/20/40		9,166	9,911
5.000%, 12/15/40		51,972	58,186
4.000%, 12/20/40		110,211	119,179
4.000%, 1/15/41		98,683	106,713
4.000%, 1/20/41		80,419	86,962
4.000%, 3/15/41		75,836	82,007
4.500%, 5/20/41		506,111	554,172
4.500%, 6/20/41		51,037	55,580
4.500%, 7/20/41		34,381	37,442
4.500%, 11/20/41		83,034	90,426
3.500%, 12/20/41		271,168	288,741
4.500%, 2/15/42		471,773	519,042
3.500%, 9/20/42		44,445	47,339
3.500%, 1/20/43		42,631	45,420
5.802%, 2/20/43 IO (l)		4,298,395	708,933
5.702%, 8/20/43 IO (l)		4,597,444	754,486
5.652%, 2/20/44 IO (l)		4,285,116	666,769
5.000%, 7/20/44		6,845	7,496
4.000%, 10/20/44		3,009	3,226
4.500%, 10/20/44		112,150	121,293
4.500%, 11/20/44		174,402	188,619
3.500%, 1/20/45		3,429,639	3,565,083
4.000%, 2/20/45		1,737,195	2,005,940
3.000%, 7/15/45		$907,496	$948,723
3.500%, 4/20/46		362,360	385,107
0.904%, 2/16/53 IO (l)		647,697	40,143
1.010%, 8/16/58 IO (l)		180,000	14,968
1.016%, 6/20/65 (l)		494,970	487,752
1.036%, 7/20/65 (l)		1,273,268	1,255,336
1.036%, 8/20/65 (l)		1,382,440	1,363,642
1.056%, 8/20/65 (l)		1,893,485	1,869,842
1.036%, 9/20/65 (l)		982,507	968,856
1.136%, 10/20/65 (l)		1,256,570	1,257,269
1.269%, 6/20/66 (l)†		500,000	497,505
3.000%, 7/15/46 TBA		2,819,000	2,945,908
3.500%, 7/15/46 TBA		1,387,000	1,472,260
4.000%, 7/15/46 TBA		238,000	255,776
5.000%, 7/15/46 TBA		133,000	144,492
5.500%, 7/15/46 TBA		250,000	279,727
3.500%, 8/15/46 TBA		4,878,000	5,169,346
4.000%, 8/15/46 TBA		2,952,000	3,155,642
5.000%, 8/15/46 TBA		430,000	477,367

			215,589,195

Foreign Governments (1.3%)
Canadian Government Bond
1.125%, 3/19/18		100,000	100,739
1.625%, 2/27/19		50,000	51,086
Deutsche Bundesrepublik Inflation Linked Bond
0.100%, 4/15/26 (m)	EUR	679,928	837,037
Eksportfinans ASA
2.875%, 11/16/16	CHF	35,000	36,066
5.500%, 6/26/17		$254,000	262,890
Export Development Canada
1.250%, 10/26/16		1,000	1,002
1.750%, 7/21/20		75,000	77,042
1.500%, 5/26/21		100,000	101,216
Export-Import Bank of Korea
4.000%, 1/29/21		545,000	593,966
FMS Wertmanagement AoeR
1.000%, 11/21/17		200,000	200,693
Hellenic Railways Organization S.A.
4.028%, 3/17/17 (b)	EUR	100,000	105,686
Japan Bank for International Cooperation
1.750%, 11/13/18		$200,000	202,296
Japan Finance Organization for Municipalities
2.125%, 4/13/21 (b)§		500,000	508,934
Korea Development Bank
3.500%, 8/22/17		200,000	204,952
4.625%, 11/16/21		50,000	56,549
Province of Manitoba
2.050%, 11/30/20		100,000	101,762
Province of New Brunswick
2.750%, 6/15/18		45,000	46,523
Province of Ontario
1.100%, 10/25/17		45,000	45,145
2.000%, 9/27/18		50,000	51,089
4.000%, 10/7/19		136,000	147,947
4.400%, 4/14/20		45,000	50,083
2.450%, 6/29/22		45,000	46,973
3.200%, 5/16/24		162,000	176,705

See Notes to Financial Statements.

1345

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Province of Quebec
3.500%, 7/29/20		$91,000	$98,647
2.625%, 2/13/23		102,000	107,203
2.500%, 4/20/26		50,000	51,625
Republic of Chile
3.125%, 1/21/26		100,000	104,125
Republic of Colombia
4.000%, 2/26/24		605,000	632,225
Republic of Korea
7.125%, 4/16/19		91,000	105,560
Republic of Panama
7.125%, 1/29/26		100,000	130,250
Republic of Peru
7.125%, 3/30/19		36,000	41,400
7.350%, 7/21/25		200,000	272,500
Republic of Philippines
4.000%, 1/15/21		136,000	148,894
Republic of Poland
6.375%, 7/15/19		136,000	154,429
5.125%, 4/21/21		45,000	50,557
4.000%, 1/22/24		75,000	80,945
Republic of Slovenia
5.500%, 10/26/22 (m)		1,000,000	1,132,335
Republic of South Africa
4.665%, 1/17/24		100,000	103,375
Republic of Turkey
7.500%, 7/14/17		82,000	86,961
5.625%, 3/30/21		200,000	218,000
7.375%, 2/5/25		100,000	123,500
Republic of Uruguay
8.000%, 11/18/22		45,000	57,037
Russian Federal Bond
7.000%, 8/16/23	RUB	415,000	6,047
State of Israel
2.875%, 3/16/26		$200,000	206,200
United Kingdom Gilt
1.750%, 9/7/22 (m)	GBP	10,795	15,423
United Mexican States
3.625%, 3/15/22		$192,000	202,560
4.000%, 10/2/23		1,131,000	1,218,652

			9,354,831

Municipal Bonds (2.0%)
City of Chicago Taxable General Obligation Bonds,
Series 2015B 5.633%, 1/1/20		300,000	308,388
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds
5.882%, 6/15/44		45,000	65,205
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds,
Series 2011EE
5.375%, 6/15/43		230,000	271,412
5.500%, 6/15/43		270,000	320,198
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds,
Series 2011B 4.075%, 11/1/20		290,000	320,952
4.325%, 11/1/21		470,000	532,783
4.525%, 11/1/22		655,000	750,374
City of San Antonio, Electric & Gas Systems, Revenue Bonds,
Series 2010A 5.808%, 2/1/41		$45,000	$61,899
County of Los Angeles Community College District, General Obligation Bonds,
Series 2008-E 6. 600%, 8/1/42		25,000	39,361
County of Los Angeles Public Works Financing Authority, Revenue Bonds,
Series 2010-B 5.591%, 8/1/20		1,340,000	1,543,385
5.841%, 8/1/21		145,000	176,181
County of Los Angeles Unified School District, General Obligation Bonds
6.758%, 7/1/34		60,000	86,457
County of San Diego Regional Airport Authority, Revenue Bonds,
Series 2010C 6.628%, 7/1/40		255,000	285,442
Dallas Area Rapid Transit, Senior Lien, Revenue Bonds,
Series 2009B 6.249%, 12/1/34		145,000	163,606
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds,
Series 2013A 2.995%, 7/1/20		50,000	52,348
Georgia Municipal Electric Authority, Revenue Bonds,
Series 2010A 6.637%, 4/1/57		35,000	46,802
Metropolitan Transportation Authority, Revenue Bonds,
Series 2010E 6.814%, 11/15/40		45,000	65,600
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds,
Series 2009B 6.875%, 12/15/39		1,595,000	1,703,891
New Jersey Turnpike Authority, Revenue Bonds,
Series 2009F 7.414%, 1/1/40		56,000	87,867
New York & New Jersey Port Authority, Consolidated Bonds,
Series 181 4.960%, 8/1/46		40,000	50,550
Northern California Power Agency, Lodi Energy Center, Revenue Bonds,
Series 2010B 7.311%, 6/1/40		750,000	998,415
Regents of the University of California Medical Center, Revenue Bonds,
Series 2010H 5.235%, 5/15/22		545,000	641,748
5.435%, 5/15/23		715,000	862,426
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds,
Series 2010-S1 6.793%, 4/1/30		1,485,000	1,962,115
7.043%, 4/1/50		45,000	71,507

See Notes to Financial Statements.

1346

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

State of California, Various Purposes, General Obligation Bonds,
Series 2009 6.200%, 3/1/19	$36,000	$40,817
6.200%, 10/1/19	36,000	41,520
7.550%, 4/1/39	600,000	948,462
State of Illinois, General Obligation Bonds,
Series 2011 5.665%, 3/1/18	55,000	57,954
5.100%, 6/1/33	200,000	192,214
State of Illinois, Revenue Bonds,
Series 2009A 6.184%, 1/1/34	363,000	502,606
State of Iowa IJOBS Program, Revenue Bonds,
Series 2009B 6.750%, 6/1/34	655,000	753,315
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds,
Series 2010H 5.389%, 3/15/40	45,000	60,017
University of California, General Revenue Bonds,
Series 2012-AD 4.858%, 5/15/12	45,000	49,999

		14,115,816

Supranational (0.7%)
African Development Bank
0.750%, 11/3/17	100,000	100,066
0.875%, 3/15/18	100,000	100,125
Asian Development Bank
0.750%, 7/28/17	100,000	99,907
0.875%, 4/26/18	150,000	150,146
1.750%, 9/11/18	100,000	101,948
1.875%, 10/23/18	45,000	46,034
1.375%, 3/23/20	27,000	27,253
2.125%, 11/24/21	50,000	51,953
1.875%, 2/18/22	100,000	102,402
Corp. Andina de Fomento
8.125%, 6/4/19	45,000	53,438
Council of Europe Development Bank
1.000%, 3/7/18	64,000	64,151
European Bank for Reconstruction & Development
0.750%, 9/1/17	27,000	27,022
1.625%, 4/10/18	50,000	50,783
1.000%, 6/15/18	36,000	36,085
1.500%, 3/16/20	27,000	27,405
European Investment Bank
1.000%, 8/17/17	250,000	250,751
1.125%, 9/15/17	91,000	91,444
1.000%, 12/15/17	82,000	82,263
1.000%, 6/15/18	136,000	136,328
1.875%, 3/15/19	75,000	76,654
1.750%, 6/17/19	125,000	127,386
1.625%, 3/16/20	100,000	101,519
1.375%, 6/15/20	100,000	100,526
2.875%, 9/15/20	91,000	96,918
4.000%, 2/16/21	91,000	101,740
2.000%, 3/15/21	125,000	128,676
2.500%, 4/15/21	50,000	52,621
3.250%, 1/29/24	50,000	55,650

1.875%, 2/10/25	$100,000	$100,838
2.125%, 4/13/26	75,000	77,210
Inter-American Development Bank
1.125%, 8/28/18	75,000	75,484
4.250%, 9/10/18	136,000	146,044
1.375%, 7/15/20	91,000	91,650
2.125%, 11/9/20	50,000	51,849
1.875%, 3/15/21	100,000	102,605
1.750%, 4/14/22	100,000	102,024
3.000%, 2/21/24	75,000	82,655
2.125%, 1/15/25 (m)	100,000	103,370
International Bank for Reconstruction & Development
1.375%, 4/10/18	50,000	50,519
1.000%, 6/15/18	75,000	75,297
0.875%, 7/19/18 (x)	200,000	200,270
1.875%, 3/15/19	75,000	76,916
1.250%, 7/26/19	100,000	100,907
1.875%, 10/7/19	125,000	128,578
2.125%, 11/1/20	75,000	78,027
1.625%, 3/9/21	100,000	101,806
1.375%, 5/24/21 (x)	75,000	75,375
2.250%, 6/24/21	125,000	129,965
2.125%, 2/13/23	68,000	70,479
1.750%, 4/19/23	100,000	101,164
2.500%, 7/29/25	75,000	80,235
International Finance Corp.
2.125%, 11/17/17	91,000	92,742
0.875%, 6/15/18	45,000	45,044
1.625%, 7/16/20	100,000	102,393
Nordic Investment Bank
1.125%, 3/19/18	200,000	201,307

		5,085,947

U.S. Government Agencies (0.9%)
Federal Farm Credit Bank
1.100%, 3/14/18	100,000	100,666
0.750%, 4/18/18	100,000	99,996
1.125%, 6/21/19	275,000	277,468
1.620%, 4/20/21	150,000	150,642
Federal Home Loan Bank
4.750%, 12/16/16	2,000	2,038
5.250%, 6/5/17	2,000	2,084
0.750%, 8/28/17	150,000	150,243
5.000%, 11/17/17	355,000	375,744
1.000%, 12/19/17	90,000	90,423
0.875%, 3/19/18 (x)	100,000	100,273
4.125%, 3/13/20	271,000	301,766
1.830%, 7/29/20	75,000	77,114
1.375%, 2/18/21	100,000	101,186
1.875%, 6/7/21	100,000	100,210
2.875%, 9/13/24	75,000	81,710
Federal Home Loan Mortgage Corp.
0.750%, 7/14/17	150,000	150,187
0.750%, 1/12/18	91,000	91,096
1.050%, 2/26/18	100,000	100,095
1.100%, 2/26/18	75,000	75,076
0.875%, 3/7/18	182,000	182,501
0.750%, 4/9/18	100,000	100,087
1.000%, 5/11/18	100,000	100,028
1.050%, 5/17/18	100,000	100,065

See Notes to Financial Statements.

1347

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

1.250%, 5/25/18	$100,000	$100,191
4.875%, 6/13/18	148,000	159,775
1.000%, 6/29/18	100,000	100,177
1.250%, 10/29/18	100,000	100,446
1.250%, 1/29/19	100,000	100,038
3.750%, 3/27/19	61,000	65,838
1.750%, 5/30/19 (x)	261,000	268,193
2.000%, 7/30/19	36,000	37,192
1.250%, 10/2/19	136,000	137,552
1.375%, 5/1/20	91,000	92,402
2.375%, 1/13/22	180,000	190,697
Federal National Mortgage Association
0.875%, 8/28/17	182,000	182,262
0.875%, 10/26/17	182,000	182,589
0.900%, 11/7/17	91,000	91,043
0.875%, 12/20/17	136,000	136,552
1.000%, 12/28/17	45,000	45,031
0.875%, 2/8/18	182,000	182,611
1.875%, 9/18/18	100,000	102,527
1.625%, 11/27/18	75,000	76,562
1.750%, 1/30/19	36,000	36,834
1.625%, 2/22/19	75,000	75,376
1.300%, 4/29/19	125,000	125,040
1.500%, 10/9/19	91,000	91,000
1.750%, 11/26/19	250,000	256,987
1.500%, 6/22/20	125,000	127,361
1.500%, 11/30/20	100,000	101,674
1.875%, 12/28/20	100,000	103,376
2.200%, 10/25/22	36,000	36,034
2.625%, 9/6/24	82,000	88,179
2.125%, 4/24/26	110,000	113,092
Financing Corp.
10.700%, 10/6/17	110,000	123,978
Resolution Funding Corp.
(Zero Coupon), 7/15/18 STRIPS	27,000	26,631
Tennessee Valley Authority
5.500%, 7/18/17	123,000	129,348
3.875%, 2/15/21	91,000	101,901

		6,799,187

U.S. Treasuries (28.3%)
U.S. Treasury Bonds
8.875%, 8/15/17	223,000	243,695
8.500%, 2/15/20	546,000	695,953
7.875%, 2/15/21	91,000	119,347
2.375%, 1/15/25 TIPS	253,862	302,869
2.000%, 1/15/26 TIPS	1,502,390	1,766,851
2.375%, 1/15/27 TIPS	1,410,428	1,729,042
1.750%, 1/15/28 TIPS	5,085,682	5,940,104
2.500%, 1/15/29 TIPS	2,946,696	3,731,402
3.875%, 4/15/29 TIPS	596,286	858,014
4.250%, 5/15/39	100,000	139,602
4.375%, 11/15/39	1,400,000	1,987,699
4.625%, 2/15/40	300,000	440,537
4.375%, 5/15/40	200,000	284,324
3.000%, 5/15/42	700,000	807,598
2.750%, 8/15/42	1,100,000	1,210,559
2.750%, 11/15/42	400,000	439,523
1.375%, 2/15/44 TIPS	410,644	474,114
0.750%, 2/15/45 TIPS	914,445	917,547

3.000%, 5/15/45	$800,000	$918,703
2.875%, 8/15/45	5,312,000	5,954,939
3.000%, 11/15/45	1,979,000	2,273,338
1.000%, 2/15/46 TIPS	1,110,758	1,196,937
2.500%, 2/15/46 (z)	1,325,000	1,378,311
U.S. Treasury Notes
4.750%, 8/15/17	580,000	607,210
0.625%, 8/31/17	911,000	911,930
1.875%, 8/31/17	902,000	915,895
1.000%, 9/15/17	625,000	628,372
0.625%, 9/30/17	1,005,000	1,006,026
1.875%, 9/30/17	637,000	647,460
0.875%, 10/15/17	400,000	401,625
0.750%, 10/31/17	728,000	729,841
1.875%, 10/31/17	911,000	926,729
0.875%, 11/15/17	500,000	502,139
4.250%, 11/15/17	209,000	219,531
0.625%, 11/30/17	728,000	728,625
0.875%, 11/30/17	400,000	401,721
1.000%, 12/15/17	400,000	402,502
0.750%, 12/31/17	728,000	729,987
1.000%, 12/31/17	400,000	402,562
2.750%, 12/31/17	637,000	657,513
0.875%, 1/15/18	400,000	401,846
0.750%, 1/31/18	850,000	852,420
0.875%, 1/31/18	728,000	731,441
1.000%, 2/15/18	800,000	805,340
3.500%, 2/15/18	546,000	571,650
0.750%, 2/28/18	5,034,000	5,048,601
1.000%, 3/15/18	400,000	402,783
0.750%, 3/31/18	455,000	456,280
0.875%, 3/31/18	1,720,000	1,728,684
0.750%, 4/15/18	750,000	752,087
0.625%, 4/30/18	364,000	364,270
0.750%, 4/30/18	5,742,000	5,759,327
2.625%, 4/30/18	227,000	235,402
1.000%, 5/15/18	400,000	403,061
0.875%, 5/31/18	6,794,000	6,831,686
1.000%, 5/31/18	546,000	550,271
2.375%, 5/31/18	364,000	376,340
1.125%, 6/15/18	500,000	505,083
0.625%, 6/30/18	100,000	100,070
1.375%, 6/30/18	562,000	570,595
0.875%, 7/15/18	300,000	301,644
1.375%, 7/31/18	500,000	507,891
2.250%, 7/31/18	182,000	188,185
1.000%, 8/15/18	400,000	403,269
4.000%, 8/15/18	328,000	351,870
1.500%, 8/31/18	750,000	764,297
1.000%, 9/15/18	400,000	403,281
1.375%, 9/30/18	601,000	611,001
0.875%, 10/15/18	450,000	452,421
1.250%, 10/31/18	1,000,000	1,014,062
1.250%, 11/15/18	500,000	507,060
3.750%, 11/15/18	728,000	781,427
1.250%, 11/30/18	500,000	507,144
1.250%, 12/15/18	400,000	405,797
1.375%, 12/31/18	546,000	555,678
1.500%, 12/31/18	175,000	178,623
1.125%, 1/15/19	325,000	328,685
1.250%, 1/31/19	364,000	369,389

See Notes to Financial Statements.

1348

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

1.500%, 1/31/19	$375,000	$382,851
0.750%, 2/15/19	6,011,000	6,023,621
2.750%, 2/15/19	786,000	828,524
1.500%, 2/28/19	500,000	510,786
1.000%, 3/15/19	1,760,000	1,775,022
1.500%, 3/31/19	225,000	230,076
1.625%, 3/31/19	400,000	410,082
0.875%, 4/15/19	4,422,000	4,443,290
1.250%, 4/30/19	273,000	277,287
1.625%, 4/30/19	500,000	512,808
1.500%, 5/31/19	850,000	869,250
0.875%, 6/15/19	400,000	402,000
1.000%, 6/30/19	546,000	550,666
1.625%, 6/30/19	500,000	513,437
1.625%, 7/31/19	500,000	513,555
1.000%, 8/31/19	364,000	366,829
1.625%, 8/31/19	600,000	616,354
1.000%, 9/30/19	546,000	550,127
1.750%, 9/30/19	550,000	567,225
1.250%, 10/31/19	546,000	554,664
1.500%, 10/31/19	600,000	614,016
3.375%, 11/15/19	915,000	994,330
1.500%, 11/30/19	625,000	639,545
1.125%, 12/31/19	546,000	551,929
1.625%, 12/31/19	250,000	256,936
1.250%, 1/31/20	750,000	761,016
1.375%, 1/31/20	546,000	556,541
3.625%, 2/15/20	1,230,000	1,353,637
1.250%, 2/29/20	546,000	554,185
1.375%, 2/29/20	525,000	534,910
1.125%, 3/31/20	364,000	367,729
1.375%, 3/31/20	600,000	611,355
0.125%, 4/15/20 TIPS	1,839,042	1,880,957
1.125%, 4/30/20	282,000	284,762
1.375%, 4/30/20	500,000	509,439
3.500%, 5/15/20	700,000	769,433
1.375%, 5/31/20	400,000	407,379
1.500%, 5/31/20	600,000	613,974
1.625%, 6/30/20	550,000	565,630
1.625%, 7/31/20	600,000	617,039
2.625%, 8/15/20	989,000	1,057,312
1.375%, 8/31/20	425,000	432,840
2.125%, 8/31/20	500,000	524,429
1.375%, 9/30/20	500,000	509,101
2.000%, 9/30/20	375,000	391,674
1.375%, 10/31/20	3,583,000	3,648,012
1.750%, 10/31/20	350,000	361,771
2.625%, 11/15/20	911,000	976,078
1.625%, 11/30/20	500,000	514,648
2.000%, 11/30/20	300,000	313,480
1.750%, 12/31/20	450,000	465,500
2.375%, 12/31/20	500,000	530,776
1.375%, 1/31/21	600,000	610,612
2.125%, 1/31/21	375,000	394,310
3.625%, 2/15/21	500,000	559,575
1.125%, 2/28/21	5,741,000	5,781,535
2.000%, 2/28/21	500,000	523,081
1.250%, 3/31/21	5,522,000	5,586,765
2.250%, 3/31/21	250,000	264,548
0.125%, 4/15/21 TIPS	1,009,510	1,034,629
1.375%, 4/30/21	5,548,000	5,644,115

2.250%, 4/30/21	$700,000	$740,899
3.125%, 5/15/21	636,000	699,724
1.375%, 5/31/21	3,313,000	3,373,016
2.000%, 5/31/21	550,000	575,942
1.125%, 6/30/21	400,000	402,125
2.125%, 6/30/21	550,000	579,353
2.250%, 7/31/21	450,000	476,851
2.125%, 8/15/21	852,000	897,795
2.000%, 8/31/21	400,000	418,902
2.125%, 9/30/21	400,000	421,543
2.000%, 10/31/21	400,000	418,988
2.000%, 11/15/21	637,000	667,761
1.875%, 11/30/21	550,000	572,736
2.125%, 12/31/21	500,000	527,187
1.500%, 1/31/22	475,000	484,653
2.000%, 2/15/22	702,000	735,414
1.750%, 2/28/22	475,000	490,980
1.750%, 3/31/22	500,000	516,719
1.750%, 4/30/22	450,000	465,047
1.750%, 5/15/22	478,000	493,978
1.875%, 5/31/22	500,000	520,107
2.125%, 6/30/22	400,000	421,840
2.000%, 7/31/22	500,000	523,555
1.625%, 8/15/22	378,000	387,649
1.875%, 8/31/22	500,000	519,717
1.750%, 9/30/22	1,800,000	1,857,217
1.875%, 10/31/22	500,000	519,629
1.625%, 11/15/22	650,000	665,374
2.000%, 11/30/22	500,000	523,315
2.125%, 12/31/22	500,000	527,139
1.750%, 1/31/23	450,000	463,852
2.000%, 2/15/23	900,000	942,794
1.500%, 2/28/23	500,000	507,466
1.500%, 3/31/23	1,738,000	1,763,119
1.625%, 4/30/23	2,009,000	2,054,340
1.750%, 5/15/23	1,033,000	1,065,614
1.625%, 5/31/23	400,000	409,086
1.375%, 6/30/23	400,000	402,109
2.500%, 8/15/23	775,000	839,679
2.750%, 11/15/23	1,000,000	1,102,461
2.750%, 2/15/24	1,537,000	1,696,869
2.500%, 5/15/24	1,237,000	1,343,740
0.125%, 7/15/24 TIPS	11,335,950	11,448,327
2.375%, 8/15/24	1,100,000	1,184,133
2.250%, 11/15/24	1,100,000	1,173,423
2.000%, 2/15/25	1,150,000	1,203,086
2.125%, 5/15/25	1,125,000	1,188,281
0.375%, 7/15/25 TIPS	1,715,181	1,764,970
2.000%, 8/15/25#	2,463,000	2,574,677
2.250%, 11/15/25	1,100,000	1,173,562
0.625%, 1/15/26 TIPS	1,856,797	1,954,334
1.625%, 2/15/26	1,200,000	1,213,559
1.625%, 5/15/26 (x)	825,000	835,119

		203,907,379

Total Government Securities		455,968,767

Total Long-Term Debt Securities (107.4%) (Cost $775,664,380)		775,100,518

SHORT-TERM INVESTMENTS:
Commercial Paper (0.7%)
American Electric Power Co., Inc.
0.75%, 7/18/16(n)(p)	700,000	699,739

See Notes to Financial Statements.

1349

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)

AutoNation, Inc.
1.08%, 7/20/16 (b)(n)(p)	$1,000,000	$999,401
BAT International Finance plc
0.86%, 8/16/16 (b)(n)(p)	600,000	599,329
0.67%, 8/18/16 (b)(n)(p)	600,000	599,454
Deutsche Telekom AG
0.69%, 7/8/16 (n)(p)	1,000,000	999,848
Sempra Energy
0.78%, 8/15/16 (n)(p)	600,000	599,400
Whirlpool Corp.
0.78%, 8/16/16 (n)(p)	1,000,000	998,976

Total Commercial Paper		5,496,147

Government Security (0.0%)
Federal Home Loan Bank
0.30%, 8/24/16 (o)(p)	200,000	199,910

Investment Company (0.8%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	5,544,394	5,544,394

Repurchase Agreements (0.4%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $1,000,013, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $1,020,000. (xx)	1,000,000	1,000,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $700,008, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $714,001. (xx)	700,000	700,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $396,215, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $404,134. (xx)	396,210	396,210
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $500,005, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $510,001. (xx)	500,000	500,000

Total Repurchase Agreements		2,596,210

Total Short-Term Investments (1.9%) (Cost $13,836,099)		13,836,661

	Number of Contracts	Value (Note 1)

OPTIONS PURCHASED:
Put Options Purchased (0.0%)
10 Year U.S. Treasury Notes
July 2016 @ $132.00*	25	$6,640
July 2016 @ $130.50*	20	1,250

Total Options Purchased (0.0%) (Cost $14,656)		7,890

Total Investments Before Options Written and Securities Sold Short (109.3%) (Cost $789,515,135)		788,945,069

OPTIONS WRITTEN:
Call Option Written (0.0%)
10 Year U.S. Treasury Notes
July 2016 @ $135.00*	(25)	(3,125)

Put Option Written (0.0%)
10 Year U.S. Treasury Notes
July 2016 @ $132.00*	(31)	(8,234)

Total Options Written (0.0%) (Premiums Received $14,020)		(11,359)

Total Investments before Securities Sold Short (109.3%) (Cost $789,501,115)		788,933,710

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Agency CMO (-1.6%)
Federal Home Loan Mortgage Corp.
3.000%, 7/15/46 TBA	$(452,000)	(468,474)
3.500%, 7/15/46 TBA	(2,451,000)	(2,583,890)
Federal National Mortgage Association
2.500%, 7/25/31 TBA	(91,000)	(94,156)
3.000%, 7/25/31 TBA	(414,000)	(434,021)
3.500%, 7/25/31 TBA	(919,000)	(973,781)
2.500%, 8/25/31 TBA	(300,000)	(309,938)
3.000%, 7/25/46 TBA	(1,858,000)	(1,927,820)
4.500%, 7/25/46 TBA	(1,010,000)	(1,102,636)
5.000%, 7/25/46 TBA	(729,000)	(809,760)
3.000%, 8/25/46 TBA	(1,800,000)	(1,864,336)
5.000%, 8/25/46 TBA	(600,000)	(666,187)
Government National Mortgage Association
4.000%, 7/15/46 TBA	(69,000)	(73,765)
4.500%, 7/15/46 TBA	(178,000)	(191,072)

Total Securities Sold Short (-1.6%) (Proceeds Received $11,428,021)		(11,499,836)

Total Investments after Options Written and Securities Sold Short (107.7%) (Cost $778,073,094)		777,433,874
Other Assets Less Liabilities (-7.7%)		(55,825,736)

Net Assets (100%)		$721,608,138

*	Non-income producing.
†	Securities (totaling $498,237 or 0.1% of net assets) held at fair value by management.

See Notes to Financial Statements.

1350

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2016, the market value of these securities amounted to $82,099,406 or 11.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $303,149.
(b)	Illiquid Security. At June 30, 2016, the market value of these securities amounted to $16,481,744 or 2.3% of net assets.
(e)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2016. Maturity date disclosed is the ultimate maturity date.
(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2016.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2016, the market value of these securities amounted to $10,824,407 or 1.5% of net assets.
(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2016.
(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $2,519,637. This was secured by collateral of $2,596,210 which was received as cash and subsequently invested in short-term investments currently valued at $2,596,210, as reported in the Portfolio of Investments, and $73,179 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 5.375%, maturing 7/14/16-11/15/45.
(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1.

Glossary:
ABS	—	Asset-Backed Security
CHF	—	Swiss Franc
CMO	—	Collateralized Mortgage Obligation
DKK	—	Denmark Krone
EUR	—	European Currency Unit
GBP	—	British Pound
IO	—	Interest Only
RUB	—	Russian Ruble
STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	—	To Be Announced; Security is subject to delayed delivery
TIPS	—	Treasury Inflation Protected Security

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Notes	42	September-16	$5,525,539	$5,585,344	$59,805
5 Year U.S. Treasury Notes	267	September-16	32,090,806	32,617,805	526,999
Euro-BTP	42	September-16	6,571,628	6,646,981	75,353
U.S. Long Bond	54	September-16	8,842,412	9,306,563	464,151
U.S. Ultra Bond	12	September-16	2,104,334	2,236,500	132,166

					$1,258,474

Sales
10 Year U.S. Treasury Notes	155	September-16	$20,463,995	$20,612,581	$(148,586)
2 Year U.S. Treasury Notes	83	September-16	18,103,518	18,204,234	(100,716)
5 Year U.S. Treasury Notes	35	September-16	4,200,682	4,275,742	(75,060)
90 Day Eurodollar	72	September-17	17,796,715	17,861,400	(64,685)
90 Day Eurodollar	44	December-17	10,885,001	10,909,250	(24,249)
90 Day Eurodollar	63	March-18	15,557,761	15,613,763	(56,002)
90 Day Eurodollar	104	June-18	25,631,263	25,763,400	(132,137)
90 Day Eurodollar	17	September-18	4,191,118	4,209,200	(18,082)
90 Day Eurodollar	28	December-18	6,896,369	6,928,600	(32,231)
90 Day Eurodollar	18	June-20	4,436,526	4,439,025	(2,499)
90 Day Eurodollar	18	September-20	4,434,051	4,436,325	(2,274)
90 Day Eurodollar	18	December-20	4,431,351	4,433,400	(2,049)
90 Day Eurodollar	18	March-21	4,428,875	4,430,925	(2,050)
90 Day Sterling	27	September-17	4,438,296	4,478,592	(40,296)
90 Day Sterling	226	March-18	37,181,072	37,479,945	(298,873)
90 Day Sterling	179	June-18	29,571,691	29,679,489	(107,798)
Euro-BTP	11	September-16	1,726,596	1,740,876	(14,280)
Euro-Bund	15	September-16	2,759,781	2,781,921	(22,140)

					$(1,144,007)

					$114,467

See Notes to Financial Statements.

1351

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 8/12/16	Bank of America	368	$274,059	$271,244	$2,815
Australian Dollar vs. U.S. Dollar, expiring 8/12/16	JPMorgan Chase Bank	1,719	1,280,182	1,278,385	1,797
Australian Dollar vs. U.S. Dollar, expiring 8/12/16	JPMorgan Chase Bank	1,406	1,047,083	1,042,806	4,277
Australian Dollar vs. U.S. Dollar, expiring 8/12/16	JPMorgan Chase Bank	1,036	771,535	771,246	289
British Pound vs. U.S. Dollar, expiring 7/5/16	Bank of America	3,406	4,534,237	4,531,683	2,554
British Pound vs. U.S. Dollar, expiring 7/5/16	Bank of America	777	1,034,382	1,121,760	(87,378)
British Pound vs. U.S. Dollar, expiring 7/5/16	JPMorgan Chase Bank	176	234,300	257,034	(22,734)
British Pound vs. U.S. Dollar, expiring 7/5/16	Goldman Sachs & Co.	470	625,688	665,997	(40,309)
British Pound vs. U.S. Dollar, expiring 7/5/16	Goldman Sachs & Co.	477	635,006	687,889	(52,883)
British Pound vs. U.S. Dollar, expiring 8/2/16	Deutsche Bank AG	546	727,044	731,818	(4,774)
European Union Euro vs. U.S. Dollar, expiring 7/6/16	Morgan Stanley	742	823,462	823,620	(158)
European Union Euro vs. U.S. Dollar, expiring 8/12/16	Bank of America	140	155,586	157,955	(2,369)
European Union Euro vs. U.S. Dollar, expiring 8/12/16	Citibank N.A.	221	245,603	248,634	(3,031)
European Union Euro vs. U.S. Dollar, expiring 8/12/16	Citibank N.A.	564	626,787	637,378	(10,591)
European Union Euro vs. U.S. Dollar, expiring 8/12/16	Deutsche Bank AG	2,176	2,418,243	2,415,395	2,848
European Union Euro vs. U.S. Dollar, expiring 8/12/16	JPMorgan Chase Bank	1,121	1,245,796	1,251,692	(5,896)
European Union Euro vs. U.S. Dollar, expiring 8/12/16	JPMorgan Chase Bank	869	965,742	983,661	(17,919)
European Union Euro vs. U.S. Dollar, expiring 8/12/16	Goldman Sachs & Co.	245	272,274	273,456	(1,182)
European Union Euro vs. U.S. Dollar, expiring 8/16/16	Morgan Stanley	60	66,527	66,366	161
European Union Euro vs. U.S. Dollar, expiring 8/16/16	Morgan Stanley	90	99,725	99,486	239
Japanese Yen vs. U.S. Dollar, expiring 7/14/16	Standard Chartered Bank	22,598	218,896	210,801	8,095
Japanese Yen vs. U.S. Dollar, expiring 8/12/16	Bank of America	82,800	802,788	794,555	8,233
Japanese Yen vs. U.S. Dollar, expiring 8/12/16	Bank of America	164,100	1,591,033	1,573,652	17,381
Japanese Yen vs. U.S. Dollar, expiring 8/12/16	Citibank N.A.	186,800	1,811,121	1,793,381	17,740
Japanese Yen vs. U.S. Dollar, expiring 8/12/16	Citibank N.A.	159,600	1,547,403	1,533,856	13,547
Japanese Yen vs. U.S. Dollar, expiring 8/12/16	HSBC Bank plc	92,600	897,804	848,453	49,351
Japanese Yen vs. U.S. Dollar, expiring 8/12/16	HSBC Bank plc	33,900	328,677	312,251	16,426
Japanese Yen vs. U.S. Dollar, expiring 8/12/16	JPMorgan Chase Bank	146,200	1,417,483	1,336,913	80,570
Japanese Yen vs. U.S. Dollar, expiring 8/16/16	Royal Bank of Scotland	22,480	217,985	210,801	7,184
Korean Won vs. U.S. Dollar, expiring 7/14/16	Standard Chartered Bank	25,017	21,716	21,400	316
Korean Won vs. U.S. Dollar, expiring 7/14/16	Morgan Stanley	49,520	42,986	42,800	186
Korean Won vs. U.S. Dollar, expiring 8/18/16	Bank of America	186,329	161,687	158,000	3,687
Korean Won vs. U.S. Dollar, expiring 8/18/16	Bank of America	30,693	26,634	26,000	634
Korean Won vs. U.S. Dollar, expiring 8/18/16	Bank of America	80,580	69,923	68,000	1,923
Korean Won vs. U.S. Dollar, expiring 8/18/16	Citibank N.A.	95,467	82,841	81,000	1,841
Korean Won vs. U.S. Dollar, expiring 8/18/16	Deutsche Bank AG	40,032	34,737	34,000	737
Korean Won vs. U.S. Dollar, expiring 8/18/16	HSBC Bank plc	192,051	166,652	162,000	4,652
Malaysian Ringgit vs. U.S. Dollar, expiring 7/28/16	Barclays Bank plc	527	130,409	129,000	1,409
Malaysian Ringgit vs. U.S. Dollar, expiring 8/10/16	Barclays Bank plc	765	189,243	186,000	3,243
Mexican Peso vs. U.S. Dollar, expiring 7/13/16	Citibank N.A.	547	29,888	29,433	455
Mexican Peso vs. U.S. Dollar, expiring 7/13/16	Citibank N.A.	501	27,402	26,982	420
Mexican Peso vs. U.S. Dollar, expiring 7/13/16	Royal Bank of Scotland	1,045	57,101	56,205	896
Singapore Dollar vs. U.S. Dollar, expiring 8/18/16	JPMorgan Chase Bank	572	424,435	424,879	(444)

					$4,238

See Notes to Financial Statements.

1352

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 8/12/16	Bank of America	1,284	$952,948	$956,226	$(3,278)
Australian Dollar vs. U.S. Dollar, expiring 8/12/16	Goldman Sachs & Co.	1,340	970,015	997,931	(27,916)
Australian Dollar vs. U.S. Dollar, expiring 8/12/16	Goldman Sachs & Co.	517	383,872	385,023	(1,151)
British Pound vs. U.S. Dollar, expiring 7/5/16	Bank of America	3,057	4,482,430	4,069,631	412,799
British Pound vs. U.S. Dollar, expiring 7/5/16	Citibank N.A.	173	245,132	230,306	14,826
British Pound vs. U.S. Dollar, expiring 7/5/16	Goldman Sachs & Co.	686	1,002,847	913,237	89,610
British Pound vs. U.S. Dollar, expiring 7/5/16	Goldman Sachs & Co.	386	512,497	513,862	(1,365)
British Pound vs. U.S. Dollar, expiring 7/5/16	Goldman Sachs & Co.	1,004	1,430,291	1,336,575	93,716
British Pound vs. U.S. Dollar, expiring 8/2/16	Bank of America	3,406	4,532,875	4,535,369	(2,494)
Danish Krone vs. U.S. Dollar, expiring 4/3/17	Bank of America	31,551	4,964,852	4,761,436	203,416
European Union Euro vs. U.S. Dollar, expiring 7/6/16	Barclays Bank plc	717	800,652	795,717	4,935
European Union Euro vs. U.S. Dollar, expiring 7/6/16	Morgan Stanley	25	28,323	27,745	578
European Union Euro vs. U.S. Dollar, expiring 8/3/16	Morgan Stanley	742	824,437	824,334	103
European Union Euro vs. U.S. Dollar, expiring 8/3/16	Morgan Stanley	6	6,662	6,666	(4)
European Union Euro vs. U.S. Dollar, expiring 8/12/16	Bank of America	46	51,727	51,121	606
European Union Euro vs. U.S. Dollar, expiring 8/12/16	JPMorgan Chase Bank	779	871,400	865,722	5,678
European Union Euro vs. U.S. Dollar, expiring 8/12/16	Goldman Sachs & Co.	5,871	6,707,284	6,524,589	182,695
European Union Euro vs. U.S. Dollar, expiring 8/16/16	Goldman Sachs & Co.	10	10,955	10,984	(29)
European Union Euro vs. U.S. Dollar, expiring 8/16/16	Royal Bank of Scotland	140	158,058	155,268	2,790
Japanese Yen vs. U.S. Dollar, expiring 7/14/16	Royal Bank of Scotland	22,502	210,801	217,963	(7,162)
Japanese Yen vs. U.S. Dollar, expiring 8/12/16	HSBC Bank plc	86,300	790,912	836,722	(45,810)
Japanese Yen vs. U.S. Dollar, expiring 8/12/16	HSBC Bank plc	687,100	6,364,197	6,661,788	(297,591)
Japanese Yen vs. U.S. Dollar, expiring 8/12/16	Goldman Sachs & Co.	91,600	832,206	888,109	(55,903)
Japanese Yen vs. U.S. Dollar, expiring 8/16/16	BNP Paribas	6,164	60,000	59,775	225
Japanese Yen vs. U.S. Dollar, expiring 8/16/16	BNP Paribas	4,670	45,401	45,287	114
Japanese Yen vs. U.S. Dollar, expiring 8/16/16	Goldman Sachs & Co.	4,666	45,399	45,249	150
Japanese Yen vs. U.S. Dollar, expiring 8/16/16	Morgan Stanley	6,172	60,000	59,845	155
Korean Won vs. U.S. Dollar, expiring 7/14/16	JPMorgan Chase Bank	124,446	107,000	108,028	(1,028)
Korean Won vs. U.S. Dollar, expiring 8/18/16	Barclays Bank plc	274,201	234,000	237,937	(3,937)
Korean Won vs. U.S. Dollar, expiring 8/18/16	Citibank N.A.	596,082	509,015	517,248	(8,233)
Korean Won vs. U.S. Dollar, expiring 8/18/16	Citibank N.A.	1,191	1,000	1,033	(33)
Korean Won vs. U.S. Dollar, expiring 8/18/16	HSBC Bank plc	312,257	267,000	270,960	(3,960)
Korean Won vs. U.S. Dollar, expiring 8/18/16	JPMorgan Chase Bank	500,077	419,000	433,940	(14,940)
Korean Won vs. U.S. Dollar, expiring 8/18/16	JPMorgan Chase Bank	2,542,228	2,193,467	2,206,011	(12,544)
Korean Won vs. U.S. Dollar, expiring 8/18/16	JPMorgan Chase Bank	476,750	406,039	413,699	(7,660)
Korean Won vs. U.S. Dollar, expiring 8/18/16	Goldman Sachs & Co.	373,817	314,000	324,379	(10,379)
Malaysian Ringgit vs. U.S. Dollar, expiring 8/10/16	Citibank N.A.	3,575	865,000	884,576	(19,576)
Mexican Peso vs. U.S. Dollar, expiring 7/13/16	BNP Paribas	43	2,336	2,362	(26)
Mexican Peso vs. U.S. Dollar, expiring 7/13/16	JPMorgan Chase Bank	777	42,425	42,474	(49)
Mexican Peso vs. U.S. Dollar, expiring 7/13/16	JPMorgan Chase Bank	404	22,067	22,093	(26)
Mexican Peso vs. U.S. Dollar, expiring 7/13/16	Morgan Stanley	868	46,873	47,463	(590)
Russian Ruble vs. U.S. Dollar, expiring 7/20/16	JPMorgan Chase Bank	439	6,644	6,838	(194)
Singapore Dollar vs. U.S. Dollar, expiring 8/18/16	Citibank N.A.	2,594	1,910,232	1,924,798	(14,566)
Singapore Dollar vs. U.S. Dollar, expiring 8/18/16	Citibank N.A.	320	230,909	237,446	(6,537)
Singapore Dollar vs. U.S. Dollar, expiring 8/18/16	HSBC Bank plc	431	317,000	319,864	(2,864)
Singapore Dollar vs. U.S. Dollar, expiring 8/18/16	JPMorgan Chase Bank	439	318,000	325,618	(7,618)
Swiss Franc vs. U.S. Dollar, expiring 8/12/16	JPMorgan Chase Bank	38	39,337	39,009	328
Taiwan Dollar vs. U.S. Dollar, expiring 8/18/16	JPMorgan Chase Bank	14,060	434,896	436,303	(1,407)

					$453,854

					$458,092

See Notes to Financial Statements.

1353

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Options Written:

Options written for the six months June 30, 2016 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding – January 1, 2016	—	$—
Options Written	819	293,960
Options Terminated in Closing Purchase Transactions	(497)	(187,452)
Options Expired	(266)	(92,488)
Options Exercised	—	—

Options Outstanding – June 30, 2016	56	$14,020

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$44,571,549	$732		$44,572,281
Non-Agency CMO	—	84,800,428	—		84,800,428
Corporate Bonds
Consumer Discretionary	—	14,164,139	—		14,164,139
Consumer Staples	—	8,501,021	—		8,501,021
Energy	—	11,563,956	—		11,563,956
Financials	—	89,808,529	—	(b)	89,808,529
Health Care	—	16,455,308	—		16,455,308
Industrials	—	11,053,162	—		11,053,162
Information Technology	—	13,490,210	—		13,490,210
Materials	—	3,327,569	—		3,327,569
Telecommunication Services	—	9,145,418	—		9,145,418
Utilities	—	12,249,730	—		12,249,730
Forward Currency Contracts	—	1,266,630	—		1,266,630
Futures	1,258,474	—	—		1,258,474
Government Securities
Agency ABS	—	1,116,412	—		1,116,412
Agency CMO	—	215,091,690	497,505		215,589,195
Foreign Governments	—	9,354,831	—		9,354,831
Municipal Bonds	—	14,115,816	—		14,115,816
Supranational	—	5,085,947	—		5,085,947
U.S. Government Agencies	—	6,799,187	—		6,799,187
U.S. Treasuries	—	203,907,379	—		203,907,379
Options Purchased
Put Options Purchased	7,890	—	—		7,890
Short-Term Investments
Commercial Paper	—	5,496,147	—		5,496,147
Government Securities	—	199,910	—		199,910
Investment Companies	5,544,394	—	—		5,544,394
Repurchase Agreements	—	2,596,210	—		2,596,210

Total Assets	$6,810,758	$784,161,178	$498,237		$791,470,173

See Notes to Financial Statements.

1354

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Forward Currency Contracts	$—	$(808,538)	$—	$(808,538)
Futures	(1,144,007)	—	—	(1,144,007)
Government Securities
Agency CMO	—	(11,499,836)	—	(11,499,836)
Options Written
Call Options Written	(3,125)	—	—	(3,125)
Put Options Written	(8,234)	—	—	(8,234)

Total Liabilities	$(1,155,366)	$(12,308,374)	$—	$(13,463,740)

Total	$5,655,392	$771,852,804	$498,237	$778,006,433

(a)	Securities with a market value of $132,626 transferred from Level 3 to Level 2 at the end of the period due to active trading.
(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$1,266,364	*
Foreign exchange contracts	Receivables	1,266,630

Total		$2,532,994

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(1,155,366	)*
Foreign exchange contracts	Payables	(808,538)

Total		$(1,963,904)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$109,953	$(643,277)	$—	$(533,324)
Foreign exchange contracts	—	—	(1,008,587)	(1,008,587)

Total	$109,953	$(643,277)	$(1,008,587)	$(1,541,911)

See Notes to Financial Statements.

1355

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(2,618)	$(14,017)	$—	$(16,635)
Foreign exchange contracts	—	—	607,605	607,605

Total	$(2,618)	$(14,017)	$607,605	$590,970

^ The Portfolio held futures, forward foreign currency and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $83,127,000 during the six months ended June 30, 2016, option contracts and futures contracts with an average notional balance of approximately $57,000 and $249,690,000 respectively, during the six months ended June 30, 2016.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
Barclays Capital Inc.	0.6%	6/28/2016	7/5/2016	$(1,254,375)	$(1,253,946)

					$(1,253,946)

(1)	The average amount of borrowings while outstanding for 148 days during the six months ended June 30, 2016 was approximately $9,185,000 at a weighted average interest rate of 1.04%.
(2)	Payable for sale-buyback transactions includes $(429) of deferred price drop on sale-buyback transactions.

The following is a summary by counterparty of Borrowings and Other Financial Transactions and collateral (received)/pledged as of June 30, 2016:

Counterparty	Payable for Sale-Buyback Transactions	Collateral (Received)/ Pledged	Net Exposure (3)
Barclays Capital Inc.	$(1,253,946)	$1,248,282	$(5,664)

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

	June 30, 2016 Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$–	$1,253,946	$–	$–	$1,253,946
U.S. Treasury Notes	–	–	–	–	–
Foreign Governments	–	–	–	–	–

Total Borrowings	$–	$1,253,946	$–	$–	$1,253,946

Gross amount of recognized liabilities for sale-buybacks					$1,253,946

See Notes to Financial Statements.

1356

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2016:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$654,048	$(95,519)	$—	$558,529
Barclays Bank plc	9,587	(3,937)	—	5,650
BNP Paribas	339	(26)	—	313
Citibank N.A.	48,829	(48,829)	—	—
Deutsche Bank AG	3,585	(3,585)	—	—
Goldman Sachs & Co.	366,171	(191,117)	—	175,054
HSBC Bank plc	70,429	(70,429)	—	—
JPMorgan Chase Bank	92,939	(92,459)	—	480
Morgan Stanley	1,422	(752)	—	670
Royal Bank of Scotland	10,870	(7,162)	—	3,708
Standard Chartered Bank	8,411	—	—	8,411

Total	$1,266,630	$(513,815)	$—	$752,815

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$95,519	$(95,519)	$—	$—
Barclays Bank plc	3,937	(3,937)	—	—
BNP Paribas	26	(26)	—	—
Citibank N.A.	62,567	(48,829)	—	13,738
Deutsche Bank AG	4,774	(3,585)	—	1,189
Goldman Sachs & Co.	191,117	(191,117)	—	—
HSBC Bank plc	350,225	(70,429)	—	279,796
JPMorgan Chase Bank	92,459	(92,459)	—	—
Morgan Stanley	752	(752)	—	—
Royal Bank of Scotland	7,162	(7,162)	—	—

Total	$808,538	$(513,815)	$—	$294,723

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$1,000,000	$—	$1,000,000	$(1,000,000)	$—
Deutsche Bank AG	700,000	—	700,000	(700,000)	—
Merrill Lynch PFS, Inc.	396,210	—	396,210	(396,210)	—
RBS Securities, Inc.	500,000	—	500,000	(500,000)	—

Total	$2,596,210	$—	$2,596,210	$(2,596,210)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,003,068,119
Long-term U.S. government debt securities	183,010,879

$1,186,078,998

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$986,743,675
Long-term U.S. government debt securities	177,386,953

$1,164,130,628

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,423,586
Aggregate gross unrealized depreciation	(21,787,386)

Net unrealized depreciation	$(1,363,800)

Federal income tax cost of investments	$790,308,869

See Notes to Financial Statements.

1358

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MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $786,918,925)	$786,348,859
Repurchase Agreements (Cost $2,596,210)	2,596,210
Cash	13,615,733
Foreign cash (Cost $239,044)	240,341
Cash held as collateral at broker	649,000
Receivable for forward commitments	97,656,874
Receivable for securities sold	6,662,421
Dividends, interest and other receivables	3,628,046
Unrealized appreciation on forward foreign currency contracts	1,266,630
Due from broker for futures variation margin	118,548
Receivable from Separate Accounts for Trust shares sold	39,513
Security lending income receivable	1,780
Other assets	8,009

Total assets	912,831,964

LIABILITIES
Payable for forward commitments	160,300,153
Payable for securities purchased	13,034,697
Securities sold short (Proceeds received $11,428,021)	11,499,836
Payable on return of securities loaned	2,596,210
Payable for sale-buyback financing transactions	1,253,946
Unrealized depreciation on forward foreign currency contracts	808,538
Payable for return of cash collateral on forward contracts	530,000
Investment management fees payable	302,622
Payable to Separate Accounts for Trust shares redeemed	279,552
Administrative fees payable	74,157
Distribution fees payable – Class IB	58,558
Trustees’ fees payable	13,003
Options written, at value (Premiums received $14,020)	11,359
Distribution fees payable – Class IA	7,465
Other liabilities	247,471
Accrued expenses	206,259

Total liabilities	191,223,826

NET ASSETS	$721,608,138

Net assets were comprised of:
Paid in capital	$727,187,594
Accumulated undistributed net investment income (loss)	538,237
Accumulated undistributed net realized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	(6,044,427)
Net unrealized appreciation (depreciation) on investments, securities sold short, options written, futures and foreign currency translations	(73,266)

Net assets	$721,608,138

Class IA
Net asset value, offering and redemption price per share, $36,589,180 / 3,642,330 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.05

Class IB
Net asset value, offering and redemption price per share, $284,985,596 / 28,302,681 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.07

Class K
Net asset value, offering and redemption price per share, $400,033,362 / 39,809,066 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.05

(x)	Includes value of securities on loan of $2,519,637.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Interest	$9,678,007
Dividends	12,035
Securities lending (net)	3,809

Total income	9,693,851

EXPENSES
Investment management fees	1,911,629
Administrative fees	436,802
Distribution fees – Class IB	351,879
Custodian fees	114,007
Distribution fees – Class IA	44,126
Professional fees	36,012
Printing and mailing expenses	23,936
Trustees’ fees	8,874
Interest expense	5,336
Miscellaneous	43,316

Gross expenses	2,975,917
Less: Waiver from investment manager	(141,090)

Net expenses	2,834,827

NET INVESTMENT INCOME (LOSS)	6,859,024

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	2,858,329
Futures	(643,277)
Foreign currency transactions	(942,397)
Options written	202,647
Securities sold short	(317,506)

Net realized gain (loss)	1,157,796

Change in unrealized appreciation (depreciation) on:
Investments	20,644,971
Futures	(14,017)
Foreign currency translations	606,640
Options written	2,661
Securities sold short	(69,399)

Net change in unrealized appreciation (depreciation)	21,170,856

NET REALIZED AND UNREALIZED GAIN (LOSS)	22,328,652

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,187,676

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,859,024	$11,842,669
Net realized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	1,157,796	12,200,443
Net change in unrealized appreciation (depreciation) on investments, securities sold short, options written, futures and foreign currency translations	21,170,856	(22,525,990)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	29,187,676	1,517,122

DIVIDENDS:
Dividends from net investment income
Class IA	(337,671)	(697,363)
Class IB	(2,689,492)	(5,687,319)
Class K	(4,105,906)	(7,761,068)

TOTAL DIVIDENDS:	(7,133,069)	(14,145,750)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 260,194 and 223,246 shares, respectively ]	2,565,207	2,213,740
Capital shares issued in reinvestment of dividends and distributions [ 34,106 and 70,500 shares, respectively ]	337,671	697,363
Capital shares repurchased [ (193,699) and (477,835) shares, respectively ]	(1,913,332)	(4,730,932)

Total Class IA transactions	989,546	(1,819,829)

Class IB
Capital shares sold [ 1,984,080 and 4,328,928 shares, respectively ]	19,659,559	43,021,463
Capital shares issued in reinvestment of dividends and distributions [ 271,057 and 573,713 shares, respectively ]	2,689,492	5,687,319
Capital shares repurchased [ (3,512,212) and (4,708,639) shares, respectively ]	(34,741,471)	(46,751,252)

Total Class IB transactions	(12,392,420)	1,957,530

Class K
Capital shares sold [ 4,396,340 and 8,895,791 shares, respectively ]	43,397,239	88,414,723
Capital shares issued in reinvestment of dividends and distributions [ 414,458 and 784,624 shares, respectively ]	4,105,906	7,761,068
Capital shares repurchased [ (2,341,405) and (6,720,746) shares, respectively ]	(23,144,704)	(66,682,118)

Total Class K transactions	24,358,441	29,493,673

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	12,955,567	29,631,374

TOTAL INCREASE (DECREASE) IN NET ASSETS	35,010,174	17,002,746
NET ASSETS:
Beginning of period	686,597,964	669,595,218

End of period (a)	$721,608,138	$686,597,964

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$538,237	$812,282

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IA		2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.74	$9.91	$9.87	$10.29	$10.44	$10.48

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.16	0.17	0.15	0.19	0.24
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.31	(0.14)	0.19	(0.38)	0.38	0.39

Total from investment operations	0.40	0.02	0.36	(0.23)	0.57	0.63

Less distributions:
Dividends from net investment income	(0.09)	(0.19)	(0.21)	(0.16)	(0.22)	(0.30)
Distributions from net realized gains	—	—	(0.11)	(0.03)	(0.50)	(0.37)

Total dividends and distributions	(0.09)	(0.19)	(0.32)	(0.19)	(0.72)	(0.67)

Net asset value, end of period	$10.05	$9.74	$9.91	$9.87	$10.29	$10.44

Total return (b)	4.17%	0.21%	3.60%	(2.33)%	5.50%	6.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$36,589	$34,482	$36,937	$37,566	$41,985	$41,783
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%	0.96%	1.01%**	1.00%	0.98%	0.69%
Before waivers (a)(f)	0.99%	0.97%	1.02%**	1.00%	0.98%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.84%	1.59%	1.67%	1.52%	1.77%	2.28%
Before waivers (a)(f)	1.80%	1.58%	1.66%	1.52%	1.77%	2.28%
Portfolio turnover rate (z)^	154%	379%	264%	410%	376%	384%

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IB		2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.76	$9.94	$9.89	$10.31	$10.46	$10.50

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.16	0.17	0.15	0.19	0.23
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.31	(0.15)	0.20	(0.38)	0.38	0.37

Total from investment operations	0.40	0.01	0.37	(0.23)	0.57	0.60

Less distributions:
Dividends from net investment income	(0.09)	(0.19)	(0.21)	(0.16)	(0.22)	(0.27)
Distributions from net realized gains	—	—	(0.11)	(0.03)	(0.50)	(0.37)

Total dividends and distributions	(0.09)	(0.19)	(0.32)	(0.19)	(0.72)	(0.64)

Net asset value, end of period	$10.07	$9.76	$9.94	$9.89	$10.31	$10.46

Total return (b)	4.16%	0.11%	3.70%	(2.31)%	5.50%	5.83%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$284,986	$288,464	$291,789	$291,699	$1,776,443	$1,533,747
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%	0.96%	1.01%**	1.00%	0.98%	0.94%
Before waivers (a)(f)	0.99%	0.97%	1.02%**	1.00%	0.98%	0.94%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.84%	1.59%	1.67%	1.52%	1.76%	2.19%
Before waivers (a)(f)	1.79%	1.58%	1.66%	1.52%	1.76%	2.19%
Portfolio turnover rate (z)^	154%	379%	264%	410%	376%	384%

See Notes to Financial Statements.

1361

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MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				August 26, 2011* to December 31, 2011
Class K		2015	2014	2013	2012
Net asset value, beginning of period	$9.74	$9.91	$9.87	$10.29	$10.44	$10.81

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.18	0.19	0.18	0.22	0.11
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.32	(0.14)	0.19	(0.39)	0.38	0.02

Total from investment operations	0.42	0.04	0.38	(0.21)	0.60	0.13

Less distributions:
Dividends from net investment income	(0.11)	(0.21)	(0.23)	(0.18)	(0.25)	(0.13)
Distributions from net realized gains	—	—	(0.11)	(0.03)	(0.50)	(0.37)

Total dividends and distributions	(0.11)	(0.21)	(0.34)	(0.21)	(0.75)	(0.50)

Net asset value, end of period	$10.05	$9.74	$9.91	$9.87	$10.29	$10.44

Total return (b)	4.30%	0.44%	3.86%	(2.08)%	5.76%	1.17%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$400,033	$363,652	$340,869	$372,956	$376,965	$1,325,807
Ratio of expenses to average net assets:
After waivers (a)(f)	0.70%	0.71%	0.76%**	0.75%	0.72%	0.69%
Before waivers (a)(f)	0.74%	0.72%	0.77%**	0.75%	0.72%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.09%	1.84%	1.92%	1.77%	2.06%	2.78%
Before waivers (a)(f)	2.05%	1.83%	1.91%	1.77%	2.06%	2.78%
Portfolio turnover rate (z)^	154%	379%	264%	410%	376%	384%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
**	Includes Interest Expense of 0.01%
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1362

MULTIMANAGER MID CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Information Technology	23.9%
Consumer Discretionary	19.1
Health Care	18.6
Industrials	16.5
Repurchase Agreements	12.6
Financials	8.3
Materials	4.1
Consumer Staples	3.8
Energy	2.0
Investment Companies	1.9
Telecommunication Services	0.4
Utilities	0.3
Exchange Traded Funds	0.1
Cash and Other	(11.6)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$985.88	$5.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.15	5.77
Class IB
Actual	1,000.00	985.15	5.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.15	5.77
Class K
Actual	1,000.00	986.10	4.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.39	4.52

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.15%, 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.1%)
Auto Components (0.8%)
American Axle & Manufacturing Holdings, Inc.*	3,306	$47,871
Cooper-Standard Holding, Inc.*	609	48,105
Dorman Products, Inc.*	1,165	66,638
Drew Industries, Inc.	1,049	88,997
Fox Factory Holding Corp.*	979	17,005
Gentex Corp.	8,101	125,161
Gentherm, Inc.*	1,564	53,567
Horizon Global Corp.*	791	8,978
Lear Corp.	2,718	276,584
Metaldyne Performance Group, Inc. (x)	411	5,651
Motorcar Parts of America, Inc.*	741	20,140
Standard Motor Products, Inc.	562	22,356
Stoneridge, Inc.*	1,268	18,944
Tenneco, Inc.*	8,266	385,278
Unique Fabricating, Inc. (x)	271	3,629
Visteon Corp.	1,521	100,097
Workhorse Group, Inc. (x)*	462	3,165

		1,292,166

Automobiles (0.1%)
Thor Industries, Inc.	2,139	138,479
Winnebago Industries, Inc.	1,178	27,000

		165,479

Distributors (0.2%)
Core-Mark Holding Co., Inc. (x)	2,040	95,594
Pool Corp.	1,795	168,784

		264,378

Diversified Consumer Services (1.5%)
Bright Horizons Family Solutions, Inc.*	9,343	619,534
Capella Education Co.	545	28,689
Carriage Services, Inc.	604	14,303
Chegg, Inc. (x)*	1,217	6,085
Collectors Universe, Inc.	282	5,570
Grand Canyon Education, Inc.*	22,395	894,008
Houghton Mifflin Harcourt Co.*	3,645	56,971
Liberty Tax, Inc.	243	3,237
LifeLock, Inc. (x)*	3,726	58,908
Nord Anglia Education, Inc. (x)*	8,200	173,348
Service Corp. International	8,335	225,378
ServiceMaster Global Holdings, Inc.*	6,021	239,636
Sotheby’s, Inc. (x)	1,321	36,195
Strayer Education, Inc.*	189	9,286
Weight Watchers International, Inc. (x)*	1,067	12,409

		2,383,557

Hotels, Restaurants & Leisure (5.4%)
Aramark	4,639	155,035
BJ’s Restaurants, Inc.*	1,028	45,057
Bloomin’ Brands, Inc.	5,115	91,405
Bob Evans Farms, Inc.	877	33,282
Bojangles’, Inc.*	349	5,916
Boyd Gaming Corp.*	3,640	$66,976
Brinker International, Inc.	2,493	113,506
Buffalo Wild Wings, Inc.*	4,695	652,370
Carrols Restaurant Group, Inc.*	1,347	16,029
Century Casinos, Inc.*	408	2,542
Cheesecake Factory, Inc.	2,006	96,569
Chipotle Mexican Grill, Inc.*	1,036	417,259
Choice Hotels International, Inc.	1,004	47,811
Churchill Downs, Inc.	596	75,311
Chuy’s Holdings, Inc. (x)*	719	24,885
ClubCorp Holdings, Inc.	2,817	36,621
Cracker Barrel Old Country Store, Inc. (x)	803	137,690
Dave & Buster’s Entertainment, Inc.*	9,658	451,898
Del Frisco’s Restaurant Group, Inc.*	66	945
Denny’s Corp.*	2,465	26,449
Diamond Resorts International, Inc. (x)*	1,638	49,075
DineEquity, Inc.	448	37,981
Domino’s Pizza, Inc.	2,218	291,401
Dunkin’ Brands Group, Inc.	4,070	177,533
Eldorado Resorts, Inc.*	1,162	17,657
Empire Resorts, Inc. (x)*	121	1,912
Extended Stay America, Inc.	434	6,488
Fiesta Restaurant Group, Inc.*	961	20,959
Habit Restaurants, Inc., Class A (x)*	12,074	197,772
Hilton Worldwide Holdings, Inc.	14,012	315,690
Hyatt Hotels Corp., Class A*	59	2,899
Interval Leisure Group, Inc.	472	7,505
Isle of Capri Casinos, Inc.*	1,097	20,097
Jack in the Box, Inc.	3,534	303,641
Jamba, Inc. (x)*	582	5,989
Kona Grill, Inc. (x)*	172	1,844
Krispy Kreme Doughnuts, Inc.*	2,567	53,804
La Quinta Holdings, Inc.*	756	8,618
Lindblad Expeditions Holdings, Inc.*	622	5,990
Marriott Vacations Worldwide Corp.	62	4,246
Nathan’s Famous, Inc.*	134	5,963
Noodles & Co. (x)*	366	3,580
Norwegian Cruise Line Holdings Ltd.*	5,135	204,578
Panera Bread Co., Class A*	6,867	1,455,392
Papa John’s International, Inc.	1,208	82,144
Penn National Gaming, Inc.*	2,824	39,395
Pinnacle Entertainment, Inc.*	215	2,382
Planet Fitness, Inc., Class A (x)*	684	12,914
Popeyes Louisiana Kitchen, Inc.*	1,006	54,968
Potbelly Corp. (x)*	894	11,211
Red Robin Gourmet Burgers, Inc.*	113	5,360
Red Rock Resorts, Inc., Class A*	1,321	29,036
Ruth’s Hospitality Group, Inc.	1,397	22,282
Scientific Games Corp., Class A (x)*	2,104	19,336
SeaWorld Entertainment, Inc. (x)	2,963	42,460
Shake Shack, Inc., Class A (x)*	688	25,064

See Notes to Financial Statements.

1364

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Six Flags Entertainment Corp.	3,178	$184,165
Sonic Corp.	2,074	56,102
Texas Roadhouse, Inc.	11,088	505,613
Vail Resorts, Inc.	4,610	637,240
Wendy’s Co.	5,312	51,101
Wingstop, Inc. (x)*	11,786	321,169
Wyndham Worldwide Corp.	10,817	770,495
Zoe’s Kitchen, Inc. (x)*	8,055	292,155

		8,862,762

Household Durables (1.9%)
Bassett Furniture Industries, Inc.	220	5,267
CalAtlantic Group, Inc.	413	15,161
Cavco Industries, Inc.*	374	35,044
Century Communities, Inc.*	50	867
Ethan Allen Interiors, Inc. (x)	1,086	35,881
Harman International Industries, Inc.	7,354	528,164
Helen of Troy Ltd.*	1,239	127,419
Hooker Furniture Corp.	55	1,182
Installed Building Products, Inc.*	890	32,298
iRobot Corp.*	1,182	41,464
KB Home	18,701	284,442
La-Z-Boy, Inc.	908	25,261
Leggett & Platt, Inc.	5,888	300,936
Lennar Corp., Class A	4,198	193,528
Lennar Corp., Class B	223	8,307
LGI Homes, Inc. (x)*	644	20,569
Libbey, Inc.	76	1,208
M.D.C. Holdings, Inc.	669	16,283
M/I Homes, Inc.*	14,888	280,341
Meritage Homes Corp.*	113	4,242
New Home Co., Inc. (x)*	74	706
NVR, Inc.*	156	277,733
PulteGroup, Inc.	4,546	88,601
Taylor Morrison Home Corp., Class A*	1,332	19,767
Tempur Sealy International, Inc. (x)*	8,208	454,067
Toll Brothers, Inc.*	3,225	86,785
TopBuild Corp.*	232	8,398
TRI Pointe Group, Inc.*	394	4,657
Tupperware Brands Corp.	2,233	125,673
Universal Electronics, Inc.*	624	45,103
ZAGG, Inc.*	127	667

		3,070,021

Internet & Catalog Retail (1.5%)
1-800-Flowers.com, Inc., Class A*	345	3,112
Blue Nile, Inc.	525	14,375
Duluth Holdings, Inc., Class B (x)*	420	10,273
Etsy, Inc.*	4,599	44,104
Expedia, Inc.	11,044	1,173,977
Gaiam, Inc., Class A (x)*	249	1,927
Groupon, Inc. (x)*	16,231	52,751
HSN, Inc.	1,418	69,383
Liberty TripAdvisor Holdings, Inc., Class A*	3,196	69,929
Liberty Ventures*	1,102	40,851
Nutrisystem, Inc.	1,279	32,435
Overstock.com, Inc.*	500	$8,055
PetMed Express, Inc.	936	17,559
Shutterfly, Inc.*	6,152	286,745
Wayfair, Inc., Class A (x)*	18,188	709,332

		2,534,808

Leisure Products (0.3%)
Arctic Cat, Inc.	200	3,400
Brunswick Corp.	3,267	148,060
Callaway Golf Co.	1,521	15,529
Malibu Boats, Inc., Class A*	744	8,988
Marine Products Corp.	452	3,824
MCBC Holdings, Inc.	192	2,122
Nautilus, Inc.*	1,383	24,673
Polaris Industries, Inc. (x)	2,673	218,544
Smith & Wesson Holding Corp. (x)*	2,421	65,803
Sturm Ruger & Co., Inc. (x)	812	51,976
Vista Outdoor, Inc.*	473	22,576

		565,495

Media (1.7%)
AMC Entertainment Holdings, Inc., Class A	71	1,960
AMC Networks, Inc., Class A*	9,846	594,895
Cable One, Inc.	208	106,373
Carmike Cinemas, Inc.*	701	21,114
Central European Media Enterprises Ltd., Class A (x)*	3,227	6,809
Cinemark Holdings, Inc.	4,704	171,508
Clear Channel Outdoor Holdings, Inc., Class A	636	3,956
Daily Journal Corp. (x)*	33	7,821
DreamWorks Animation SKG, Inc., Class A*	3,419	139,735
Entravision Communications Corp., Class A	2,706	18,184
Global Eagle Entertainment, Inc. (x)*	17,237	114,454
Gray Television, Inc.*	1,771	19,215
Hemisphere Media Group, Inc. (x)*	229	2,702
IMAX Corp. (x)*	19,804	583,822
Interpublic Group of Cos., Inc.	17,926	414,091
Liberty Media Group, Class A (x)*	178	3,407
Liberty Media Group, Class C*	342	6,488
Lions Gate Entertainment Corp. (x)	2,682	54,257
Live Nation Entertainment, Inc.*	3,321	78,043
Loral Space & Communications, Inc.*	552	19,469
Madison Square Garden Co., Class A*	87	15,008
MDC Partners, Inc., Class A	678	12,401
MSG Networks, Inc., Class A*	890	13,653
New Media Investment Group, Inc.	285	5,150
Nexstar Broadcasting Group, Inc., Class A (x)	1,363	64,852
Radio One, Inc., Class D (x)*	945	3,015

See Notes to Financial Statements.

1365

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Reading International, Inc., Class A*	154	$1,923
Regal Entertainment Group, Class A (x)	1,024	22,569
Sinclair Broadcast Group, Inc., Class A	2,877	85,907
Starz, Class A*	3,750	112,200
Tribune Media Co., Class A (x)	258	10,108
tronc, Inc.	633	8,735
World Wrestling Entertainment, Inc., Class A (x)	1,590	29,272

		2,753,096

Multiline Retail (0.1%)
Big Lots, Inc.	2,201	110,292
Ollie’s Bargain Outlet Holdings, Inc. (x)*	887	22,077
Sears Holdings Corp. (x)*	60	817

		133,186

Specialty Retail (3.9%)
Advance Auto Parts, Inc.	1,865	301,440
American Eagle Outfitters, Inc. (x)	6,637	105,727
Asbury Automotive Group, Inc.*	882	46,517
Ascena Retail Group, Inc. (x)*	2,557	17,873
AutoNation, Inc.*	1,146	53,839
Buckle, Inc. (x)	425	11,046
Build-A-Bear Workshop, Inc.*	43	577
Burlington Stores, Inc.*	1,793	119,611
Cabela’s, Inc.*	281	14,067
Cato Corp., Class A	213	8,034
Chico’s FAS, Inc.	5,177	55,446
Children’s Place, Inc.	828	66,389
Container Store Group, Inc. (x)*	659	3,526
Destination XL Group, Inc.*	1,118	5,109
Dick’s Sporting Goods, Inc.	14,293	644,043
Finish Line, Inc., Class A	533	10,761
Five Below, Inc. (x)*	18,060	838,165
Foot Locker, Inc.	5,395	295,970
Francesca’s Holdings Corp.*	1,859	20,542
Genesco, Inc.*	110	7,074
GNC Holdings, Inc., Class A	3,025	73,477
Group 1 Automotive, Inc.	207	10,217
Hibbett Sports, Inc. (x)*	797	27,728
Kirkland’s, Inc.*	286	4,198
Lithia Motors, Inc., Class A	9,068	644,463
MarineMax, Inc.*	548	9,300
Mattress Firm Holding Corp. (x)*	6,361	213,411
Michaels Cos., Inc.*	3,174	90,269
Monro Muffler Brake, Inc.	1,384	87,967
Murphy USA, Inc.*	1,001	74,234
Outerwall, Inc. (x)	738	30,996
Party City Holdco, Inc.*	518	7,205
Pier 1 Imports, Inc. (x)	549	2,822
Sally Beauty Holdings, Inc.*	6,492	190,930
Select Comfort Corp. (x)*	19,466	416,183
Sportsman’s Warehouse Holdings, Inc. (x)*	34,367	276,998
Stein Mart, Inc.	1,360	10,499
Tailored Brands, Inc. (x)	633	8,014
Tile Shop Holdings, Inc. (x)*	19,331	$384,300
Tractor Supply Co.	4,262	388,609
Ulta Salon Cosmetics & Fragrance, Inc.*	1,998	486,793
Urban Outfitters, Inc.*	3,090	84,975
Vitamin Shoppe, Inc.*	75	2,293
Williams-Sonoma, Inc.	3,982	207,582
Winmark Corp.	99	9,867

		6,369,086

Textiles, Apparel & Luxury Goods (1.7%)
Carter’s, Inc.	2,224	236,789
Columbia Sportswear Co.	1,187	68,300
Crocs, Inc.*	3,224	36,367
Culp, Inc.	430	11,881
Deckers Outdoor Corp.*	98	5,637
G-III Apparel Group Ltd.*	1,512	69,129
Kate Spade & Co.*	25,969	535,221
lululemon athletica, Inc. (x)*	4,314	318,632
Oxford Industries, Inc.	639	36,180
Samsonite International S.A.	139,460	386,546
Skechers USA, Inc., Class A*	5,792	172,138
Steven Madden Ltd.*	2,713	92,730
Superior Uniform Group, Inc.	306	5,842
Tumi Holdings, Inc.*	2,460	65,780
Under Armour, Inc., Class A (x)*	8,100	325,053
Under Armour, Inc., Class C*	3,200	116,480
Vera Bradley, Inc.*	617	8,743
Vince Holding Corp. (x)*	49	269
Wolverine World Wide, Inc.	11,852	240,833

		2,732,550

Total Consumer Discretionary		31,126,584

Consumer Staples (3.8%)
Beverages (1.0%)
Boston Beer Co., Inc., Class A*	393	67,215
Coca-Cola Bottling Co. Consolidated	212	31,264
Craft Brew Alliance, Inc. (x)*	159	1,832
MGP Ingredients, Inc.	559	21,370
Molson Coors Brewing Co., Class B	3,928	397,239
Monster Beverage Corp.*	6,627	1,065,025
National Beverage Corp.*	531	33,352
Primo Water Corp.*	947	11,184

		1,628,481

Food & Staples Retailing (0.7%)
Casey’s General Stores, Inc.	1,730	227,512
Chefs’ Warehouse, Inc. (x)*	786	12,576
Performance Food Group Co.*	273	7,346
PriceSmart, Inc.	885	82,810
Rite Aid Corp.*	45,699	342,286
Smart & Final Stores, Inc.*	17,817	265,295
Sprouts Farmers Market, Inc.*	6,194	141,843
US Foods Holding Corp.*	1,984	48,092

		1,127,760

Food Products (1.7%)
Alico, Inc.	11	333
Amplify Snack Brands, Inc. (x)*	1,306	19,263

See Notes to Financial Statements.

1366

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
B&G Foods, Inc.	2,752	$132,646
Blue Buffalo Pet Products, Inc. (x)*	7,371	172,039
Calavo Growers, Inc. (x)	690	46,230
Cal-Maine Foods, Inc. (x)	1,076	47,688
Darling Ingredients, Inc.*	1,996	29,740
Dean Foods Co.	2,041	36,922
Farmer Brothers Co.*	320	10,259
Flowers Foods, Inc.	7,061	132,394
Fresh Del Monte Produce, Inc.	100	5,443
Freshpet, Inc. (x)*	856	7,986
Hain Celestial Group, Inc.*	3,382	168,254
Ingredion, Inc.	2,260	292,467
Inventure Foods, Inc.*	811	6,334
J&J Snack Foods Corp.	672	80,149
John B. Sanfilippo & Son, Inc.	90	3,837
Lancaster Colony Corp.	838	106,937
Landec Corp.*	225	2,421
Lifeway Foods, Inc.*	210	2,031
Limoneira Co. (x)	450	7,929
Nomad Foods Ltd.*	31,664	252,679
Pilgrim’s Pride Corp. (x)	408	10,396
Post Holdings, Inc.*	1,656	136,935
Tootsie Roll Industries, Inc. (x)	784	30,208
TreeHouse Foods, Inc.*	6,007	616,619
WhiteWave Foods Co.*	7,733	362,987

		2,721,126

Household Products (0.2%)
Central Garden & Pet Co.*	81	1,849
Central Garden & Pet Co., Class A*	168	3,647
Energizer Holdings, Inc.	855	44,024
HRG Group, Inc.*	5,234	71,863
Orchids Paper Products Co. (x)	397	14,121
Spectrum Brands Holdings, Inc. (x)	1,100	131,241
WD-40 Co.	633	74,346

		341,091

Personal Products (0.2%)
Avon Products, Inc.	4,095	15,479
Coty, Inc., Class A (x)	1,124	29,213
Elizabeth Arden, Inc.*	945	13,003
Herbalife Ltd.*	3,276	191,744
Inter Parfums, Inc.	285	8,142
Lifevantage Corp. (x)*	605	8,228
Medifast, Inc.	457	15,204
Natural Health Trends Corp. (x)	339	9,556
Nu Skin Enterprises, Inc., Class A (x)	704	32,518
Revlon, Inc., Class A*	126	4,055
Synutra International, Inc.*	702	2,675
USANA Health Sciences, Inc.*	246	27,412

		357,229

Tobacco (0.0%)
Vector Group Ltd. (x)	1,716	38,473

Total Consumer Staples		6,214,160

Energy (2.0%)
Energy Equipment & Services (0.4%)
FMC Technologies, Inc.*	2,791	$74,436
Oceaneering International, Inc.	6,559	195,852
PHI, Inc. (Non-Voting)*	24	429
RigNet, Inc. (x)*	40	536
Superior Energy Services, Inc.	11,200	206,192
TETRA Technologies, Inc.*	2,260	14,396
U.S. Silica Holdings, Inc. (x)	2,822	97,274

		589,115

Oil, Gas & Consumable Fuels (1.6%)
Abraxas Petroleum Corp.*	2,212	2,500
Callon Petroleum Co.*	23,147	259,941
Carrizo Oil & Gas, Inc. (x)*	2,457	88,083
Chesapeake Energy Corp.*	2,207	9,446
Concho Resources, Inc.*	3,573	426,152
CVR Energy, Inc. (x)	223	3,456
Diamondback Energy, Inc.	3,324	303,182
Energen Corp.	3,216	155,043
Evolution Petroleum Corp.	986	5,393
Isramco, Inc.*	38	3,126
Matador Resources Co. (x)*	16,857	333,769
Memorial Resource Development Corp.*	903	14,340
Newfield Exploration Co.*	8,321	367,622
Panhandle Oil and Gas, Inc., Class A	324	5,401
Par Pacific Holdings, Inc. (x)*	659	10,109
Parsley Energy, Inc., Class A*	594	16,074
PDC Energy, Inc.*	2,040	117,524
Pioneer Natural Resources Co.	1,947	294,406
Sanchez Energy Corp. (x)*	507	3,579
Southwestern Energy Co.*	17,371	218,527
Synergy Resources Corp.*	938	6,247

		2,643,920

Total Energy		3,233,035

Financials (8.3%)
Banks (1.8%)
Ameris Bancorp	1,108	32,908
Atlantic Capital Bancshares, Inc.*	130	1,880
Avenue Financial Holdings, Inc. (x)*	316	6,209
Banc of California, Inc.	1,542	27,910
Bank of the Ozarks, Inc. (x)	3,709	139,162
BNC Bancorp	205	4,655
C1 Financial, Inc.*	325	7,582
Capital Bank Financial Corp., Class A	454	13,075
Cardinal Financial Corp.	57	1,250
CoBiz Financial, Inc.	160	1,872
County Bancorp, Inc.	129	2,660
CU Bancorp*	91	2,068
Customers Bancorp, Inc.*	440	11,057
Eagle Bancorp, Inc.*	1,066	51,285
First Connecticut Bancorp, Inc./Connecticut	119	1,971
First Financial Bankshares, Inc. (x)	1,757	57,612

See Notes to Financial Statements.

1367

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
First Foundation, Inc.*	190	$4,085
First Republic Bank/California	5,423	379,556
Franklin Financial Network, Inc.*	110	3,450
Home BancShares, Inc./Arkansas	5,349	105,857
Live Oak Bancshares, Inc.	850	11,993
National Bank Holdings Corp., Class A	1,141	23,231
Opus Bank	489	16,528
Pacific Premier Bancorp, Inc.*	409	9,816
Park Sterling Corp.	718	5,091
Pinnacle Financial Partners, Inc.	5,007	244,592
ServisFirst Bancshares, Inc. (x)	1,020	50,378
Signature Bank/New York*	4,515	564,014
SVB Financial Group*	5,596	532,515
Talmer Bancorp, Inc., Class A	14,298	274,093
Texas Capital Bancshares, Inc.*	138	6,453
Union Bankshares, Inc./Vermont (x)	149	5,418
Western Alliance Bancorp*	9,954	324,998

		2,925,224

Capital Markets (1.6%)
Affiliated Managers Group, Inc.*	2,245	316,029
Artisan Partners Asset Management, Inc., Class A	1,651	45,700
BGC Partners, Inc., Class A	9,620	83,790
Cohen & Steers, Inc.	895	36,194
Cowen Group, Inc., Class A (x)*	268	793
Diamond Hill Investment Group, Inc.	132	24,871
Eaton Vance Corp.	4,872	172,176
Evercore Partners, Inc., Class A	6,253	276,320
Federated Investors, Inc., Class B	4,146	119,322
Fifth Street Asset Management, Inc. (x)	230	929
Financial Engines, Inc. (x)	2,353	60,872
GAMCO Investors, Inc., Class A	41	1,344
Greenhill & Co., Inc.	904	14,554
Hennessy Advisors, Inc.	129	4,318
Houlihan Lokey, Inc.	9,534	213,276
Invesco Ltd.	9,182	234,508
Investment Technology Group, Inc.	185	3,093
Ladenburg Thalmann Financial Services, Inc. (x)*	504	1,189
Lazard Ltd., Class A	10,644	316,978
LPL Financial Holdings, Inc. (x)	550	12,391
Medley Management, Inc., Class A (x)	252	1,482
Moelis & Co., Class A	821	18,473
NorthStar Asset Management Group, Inc.	8,445	86,223
OM Asset Management plc	1,207	16,113
Pzena Investment Management, Inc., Class A	511	3,889
SEI Investments Co.	5,673	272,928
Silvercrest Asset Management Group, Inc., Class A (x)	292	3,574
Stifel Financial Corp.*	5,986	188,260
Virtu Financial, Inc., Class A	1,037	18,666
Waddell & Reed Financial, Inc., Class A	340	5,855
Westwood Holdings Group, Inc.	347	$17,975
WisdomTree Investments, Inc. (x)	4,973	48,686

		2,620,771

Consumer Finance (0.3%)
Credit Acceptance Corp. (x)*	369	68,294
First Cash Financial Services, Inc.	1,214	62,315
Green Dot Corp., Class A*	331	7,610
LendingClub Corp. (x)*	6,432	27,657
PRA Group, Inc. (x)*	9,400	226,916

		392,792

Diversified Financial Services (1.0%)
CBOE Holdings, Inc.	3,624	241,431
FactSet Research Systems, Inc.	1,776	286,682
GAIN Capital Holdings, Inc.	197	1,245
MarketAxess Holdings, Inc.	1,631	237,147
Morningstar, Inc.	832	68,041
MSCI, Inc.	4,045	311,951
S&P Global, Inc.	4,624	495,970

		1,642,467

Insurance (0.4%)
AMERISAFE, Inc.	629	38,507
AmTrust Financial Services, Inc.	283	6,933
Arthur J. Gallagher & Co.	5,353	254,803
Atlas Financial Holdings, Inc.*	226	3,892
Brown & Brown, Inc.	312	11,691
Crawford & Co., Class B	328	2,785
eHealth, Inc.*	740	10,375
Erie Indemnity Co., Class A	798	79,273
Maiden Holdings Ltd.	288	3,525
National General Holdings Corp.	1,259	26,968
National Interstate Corp.	54	1,634
Patriot National, Inc. (x)*	352	2,879
Primerica, Inc. (x)	2,073	118,659
RLI Corp.	1,387	95,398
State National Cos., Inc. (x)	122	1,285
Third Point Reinsurance Ltd.*	259	3,035
Trupanion, Inc. (x)*	544	7,208
United Insurance Holdings Corp. (x)	559	9,156
Universal Insurance Holdings, Inc. (x)	1,064	19,769
WMIH Corp.*	8,920	19,802

		717,577

Real Estate Investment Trusts (REITs) (3.0%)
Acadia Realty Trust (REIT)	676	24,012
Alexander’s, Inc. (REIT)	85	34,785
Alexandria Real Estate Equities, Inc. (REIT)	328	33,955
American Assets Trust, Inc. (REIT)	613	26,016
Armada Hoffler Properties, Inc. (REIT)	1,218	16,735
Care Capital Properties, Inc. (REIT)	380	9,960
CareTrust REIT, Inc. (REIT)	2,536	34,946
Chesapeake Lodging Trust (REIT)	707	16,438

See Notes to Financial Statements.

1368

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
City Office REIT, Inc. (REIT) (x)	620	$8,048
CoreSite Realty Corp. (REIT)	1,485	131,705
CubeSmart (REIT)	5,381	166,165
CyrusOne, Inc. (REIT)	2,767	154,011
DuPont Fabros Technology, Inc. (REIT)	3,300	156,882
EastGroup Properties, Inc. (REIT)	1,393	96,006
Education Realty Trust, Inc. (REIT)	379	17,487
Empire State Realty Trust, Inc. (REIT), Class A	3,312	62,895
Equinix, Inc. (REIT)	1,641	636,265
Equity LifeStyle Properties, Inc. (REIT)	3,400	272,170
FelCor Lodging Trust, Inc. (REIT)	5,200	32,396
First Industrial Realty Trust, Inc. (REIT)	1,130	31,437
Four Corners Property Trust, Inc. (REIT)	1,182	24,337
Gaming and Leisure Properties, Inc. (REIT)	8,313	286,632
Geo Group, Inc. (REIT)	727	24,849
Gramercy Property Trust (REIT)	2,782	25,650
Healthcare Trust of America, Inc. (REIT), Class A	4,411	142,652
Iron Mountain, Inc. (REIT)	11,568	460,753
iStar, Inc. (REIT)*	3,164	30,343
Lamar Advertising Co. (REIT), Class A	3,644	241,597
LTC Properties, Inc. (REIT)	1,443	74,646
Medical Properties Trust, Inc. (REIT)	3,568	54,269
Monmouth Real Estate Investment Corp. (REIT)	481	6,378
National Health Investors, Inc. (REIT)	1,652	124,049
National Storage Affiliates Trust (REIT)	131	2,727
Omega Healthcare Investors, Inc. (REIT)	3,036	103,072
Orchid Island Capital, Inc. (REIT)	188	1,935
Outfront Media, Inc. (REIT)	976	23,590
Pennsylvania Real Estate Investment Trust (REIT)	861	18,468
Physicians Realty Trust (REIT)	3,087	64,858
Potlatch Corp. (REIT)	1,790	61,039
PS Business Parks, Inc. (REIT)	875	92,820
QTS Realty Trust, Inc. (REIT), Class A	2,077	116,270
Regency Centers Corp. (REIT)	745	62,379
Retail Opportunity Investments Corp. (REIT)	3,139	68,022
Rexford Industrial Realty, Inc. (REIT)	1,127	23,768
Ryman Hospitality Properties, Inc. (REIT)	1,898	96,134
Sabra Health Care REIT, Inc. (REIT)	448	9,244
Saul Centers, Inc. (REIT)	399	$24,622
Senior Housing Properties Trust (REIT)	1,222	25,454
Sovran Self Storage, Inc. (REIT)	1,336	140,173
STAG Industrial, Inc. (REIT)	3,031	72,168
Tanger Factory Outlet Centers, Inc. (REIT)	3,761	151,117
Taubman Centers, Inc. (REIT)	1,288	95,570
Terreno Realty Corp. (REIT)	484	12,521
UMH Properties, Inc. (REIT)	279	3,139
Universal Health Realty Income Trust (REIT)	356	20,356
Urban Edge Properties (REIT)	3,974	118,664
Urstadt Biddle Properties, Inc. (REIT), Class A	1,151	28,522
Washington Real Estate Investment Trust (REIT)	1,127	35,455
WP Glimcher, Inc. (REIT)	1,742	19,493

		4,950,049

Real Estate Management & Development (0.1%)
Alexander & Baldwin, Inc.	1,089	39,357
Altisource Portfolio Solutions S.A. (x)*	551	15,340
Consolidated-Tomoka Land Co.	158	7,500
HFF, Inc., Class A	1,655	47,796
Kennedy-Wilson Holdings, Inc.	1,811	34,337
Marcus & Millichap, Inc.*	571	14,509
RMR Group, Inc., Class A	300	9,291

		168,130

Thrifts & Mortgage Finance (0.1%)
BofI Holding, Inc. (x)*	2,671	47,303
Essent Group Ltd.*	3,297	71,908
Hingham Institution for Savings	29	3,565
LendingTree, Inc. (x)*	272	24,026
Meridian Bancorp, Inc.	350	5,173
Nationstar Mortgage Holdings, Inc. (x)*	712	8,017
Northfield Bancorp, Inc.	192	2,847

		162,839

Total Financials		13,579,849

Health Care (18.6%)
Biotechnology (4.1%)
ACADIA Pharmaceuticals, Inc. (x)*	4,015	130,327
Acceleron Pharma, Inc.*	1,207	41,014
Achillion Pharmaceuticals, Inc. (x)*	5,172	40,342
Acorda Therapeutics, Inc.*	271	6,912
Adamas Pharmaceuticals, Inc. (x)*	354	5,360
Aduro Biotech, Inc. (x)*	1,543	17,451
Advaxis, Inc. (x)*	1,280	10,355
Agenus, Inc. (x)*	2,558	10,360
Agios Pharmaceuticals, Inc. (x)*	1,258	52,704
Aimmune Therapeutics, Inc. (x)*	1,144	12,378
Akebia Therapeutics, Inc.*	446	3,336
Alder Biopharmaceuticals, Inc. (x)*	6,526	162,954

See Notes to Financial Statements.

1369

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Alkermes plc*	6,677	$288,580
Alnylam Pharmaceuticals, Inc.*	4,442	246,487
AMAG Pharmaceuticals, Inc. (x)*	469	11,218
Amicus Therapeutics, Inc. (x)*	5,574	30,434
Anavex Life Sciences Corp. (x)*	1,451	8,866
Anthera Pharmaceuticals, Inc. (x)*	1,665	5,145
Applied Genetic Technologies Corp.*	551	7,786
Ardelyx, Inc. (x)*	157	1,371
Arena Pharmaceuticals, Inc. (x)*	10,091	17,256
Argos Therapeutics, Inc. (x)*	439	2,691
ARIAD Pharmaceuticals, Inc. (x)*	7,342	54,257
Array BioPharma, Inc.*	569	2,026
Arrowhead Pharmaceuticals, Inc. (x)*	2,460	13,087
Asterias Biotherapeutics, Inc. (x)*	431	1,034
Atara Biotherapeutics, Inc. (x)*	56	1,261
Athersys, Inc. (x)*	3,088	6,701
Avexis, Inc. (x)*	201	7,642
Axovant Sciences Ltd. (x)*	1,063	13,649
Bellicum Pharmaceuticals, Inc. (x)*	599	7,763
BioCryst Pharmaceuticals, Inc. (x)*	2,438	6,924
BioSpecifics Technologies Corp.*	208	8,308
BioTime, Inc. (x)*	2,254	5,883
Bluebird Bio, Inc. (x)*	609	26,364
Blueprint Medicines Corp.*	875	17,719
Cara Therapeutics, Inc. (x)*	830	3,992
Celator Pharmaceuticals, Inc. (x)*	1,441	43,489
Celldex Therapeutics, Inc. (x)*	16,085	70,613
Cellular Biomedicine Group, Inc. (x)*	410	4,916
Cepheid, Inc.*	3,198	98,338
ChemoCentryx, Inc.*	1,156	5,190
Cidara Therapeutics, Inc. (x)*	202	2,083
Clovis Oncology, Inc. (x)*	1,382	18,961
Coherus Biosciences, Inc. (x)*	1,292	21,822
Concert Pharmaceuticals, Inc.*	640	7,187
Curis, Inc. (x)*	4,631	7,224
Cytokinetics, Inc. (x)*	1,472	13,969
CytomX Therapeutics, Inc. (x)*	878	8,969
CytRx Corp. (x)*	2,704	6,030
DBV Technologies S.A. (ADR)*	2,842	92,706
Dimension Therapeutics, Inc.*	306	1,836
Dynavax Technologies Corp. (x)*	1,611	23,488
Eagle Pharmaceuticals, Inc. (x)*	363	14,081
Edge Therapeutics, Inc. (x)*	5,600	56,616
Editas Medicine, Inc. (x)*	281	6,856
Eiger BioPharmaceuticals, Inc. (x)*	139	2,755
Emergent BioSolutions, Inc.*	1,438	40,437
Epizyme, Inc.*	1,252	12,820
Exact Sciences Corp. (x)*	4,275	52,369
Exelixis, Inc. (x)*	6,207	48,477
FibroGen, Inc.*	2,303	37,792
Five Prime Therapeutics, Inc.*	281	11,619
Flexion Therapeutics, Inc. (x)*	807	12,077
Fortress Biotech, Inc. (x)*	1,422	3,825
Foundation Medicine, Inc. (x)*	501	$9,349
Galena Biopharma, Inc. (x)*	8,548	3,984
Genomic Health, Inc.*	795	20,587
Geron Corp. (x)*	6,231	16,699
Global Blood Therapeutics, Inc. (x)*	612	10,153
GlycoMimetics, Inc. (x)*	426	3,097
Halozyme Therapeutics, Inc. (x)*	14,169	122,278
Heron Therapeutics, Inc. (x)*	12,235	220,842
Idera Pharmaceuticals, Inc. (x)*	3,169	4,849
Ignyta, Inc.*	454	2,461
Immune Design Corp. (x)*	471	3,843
ImmunoGen, Inc. (x)*	3,800	11,704
Immunomedics, Inc. (x)*	3,698	8,579
Incyte Corp.*	4,786	382,784
Infinity Pharmaceuticals, Inc. (x)*	2,038	2,711
Inotek Pharmaceuticals Corp.*	682	5,074
Inovio Pharmaceuticals, Inc. (x)*	2,926	27,036
Insmed, Inc.*	2,707	26,691
Insys Therapeutics, Inc. (x)*	987	12,772
Intellia Therapeutics, Inc. (x)*	304	6,490
Intercept Pharmaceuticals, Inc. (x)*	728	103,871
Intrexon Corp. (x)*	2,456	60,442
Invitae Corp. (x)*	966	7,139
Ionis Pharmaceuticals, Inc. (x)*	8,051	187,508
Ironwood Pharmaceuticals, Inc. (x)*	5,552	72,592
Juno Therapeutics, Inc. (x)*	2,512	96,561
Karyopharm Therapeutics, Inc. (x)*	13,202	88,585
Keryx Biopharmaceuticals, Inc. (x)*	3,466	22,945
Kite Pharma, Inc. (x)*	1,729	86,450
La Jolla Pharmaceutical Co. (x)*	663	10,608
Lexicon Pharmaceuticals, Inc. (x)*	1,862	26,720
Ligand Pharmaceuticals, Inc. (x)*	841	100,306
Lion Biotechnologies, Inc. (x)*	1,876	15,196
Loxo Oncology, Inc.*	589	13,653
MacroGenics, Inc.*	1,397	37,705
MannKind Corp. (x)*	14,066	16,317
Medgenics, Inc.*	1,116	6,194
MediciNova, Inc.*	1,290	9,739
Merrimack Pharmaceuticals, Inc. (x)*	3,315	17,868
MiMedx Group, Inc. (x)*	4,762	38,001
Minerva Neurosciences, Inc. (x)*	703	7,178
Mirati Therapeutics, Inc. (x)*	488	2,664
Momenta Pharmaceuticals, Inc.*	676	7,301
Myriad Genetics, Inc. (x)*	3,019	92,381
NantKwest, Inc. (x)*	204	1,269
Natera, Inc.*	1,138	13,730
Neurocrine Biosciences, Inc.*	7,460	339,057
NewLink Genetics Corp. (x)*	934	10,517
Novavax, Inc. (x)*	11,723	85,226
OncoMed Pharmaceuticals, Inc.*	706	8,691
Ophthotech Corp.*	3,745	191,107
OPKO Health, Inc. (x)*	13,197	123,260
Organovo Holdings, Inc. (x)*	3,725	13,857
Osiris Therapeutics, Inc. (x)	744	3,787

See Notes to Financial Statements.

1370

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
OvaScience, Inc. (x)*	983	$5,121
Pfenex, Inc.*	12,080	101,110
PharmAthene, Inc. (x)*	2,562	6,251
Portola Pharmaceuticals, Inc.*	2,785	65,726
Progenics Pharmaceuticals, Inc. (x)*	2,903	12,251
Proteostasis Therapeutics, Inc.*	270	3,275
Prothena Corp. plc (x)*	1,533	53,594
Puma Biotechnology, Inc. (x)*	1,093	32,560
Radius Health, Inc. (x)*	1,446	53,140
Raptor Pharmaceutical Corp.*	3,728	20,019
Regeneron Pharmaceuticals, Inc.*	622	217,221
Regulus Therapeutics, Inc. (x)*	1,672	4,832
Repligen Corp.*	1,443	39,480
Rigel Pharmaceuticals, Inc.*	2,924	6,521
Sage Therapeutics, Inc. (x)*	8,326	250,862
Sangamo BioSciences, Inc. (x)*	3,124	18,088
Sarepta Therapeutics, Inc. (x)*	1,963	37,434
Seattle Genetics, Inc. (x)*	4,271	172,591
Seres Therapeutics, Inc. (x)*	781	22,688
Sorrento Therapeutics, Inc.*	1,186	6,642
Spark Therapeutics, Inc. (x)*	755	38,603
Spectrum Pharmaceuticals, Inc.*	675	4,435
Stemline Therapeutics, Inc. (x)*	114	772
Synergy Pharmaceuticals, Inc. (x)*	7,955	30,229
Synthetic Biologics, Inc. (x)*	3,255	5,859
T2 Biosystems, Inc. (x)*	559	4,411
TESARO, Inc. (x)*	3,614	303,757
TG Therapeutics, Inc. (x)*	1,717	10,405
Tobira Therapeutics, Inc.*	367	4,610
Tokai Pharmaceuticals, Inc. (x)*	191	1,052
Trevena, Inc.*	1,954	12,310
Trovagene, Inc. (x)*	1,226	5,554
Ultragenyx Pharmaceutical, Inc.*	1,589	77,718
United Therapeutics Corp.*	545	57,726
Vanda Pharmaceuticals, Inc.*	1,604	17,949
Versartis, Inc. (x)*	74	818
Vitae Pharmaceuticals, Inc. (x)*	1,149	12,398
Vital Therapies, Inc. (x)*	844	5,233
Voyager Therapeutics, Inc. (x)*	272	2,989
vTv Therapeutics, Inc., Class A (x)*	363	2,105
XBiotech, Inc. (x)*	764	15,983
Xencor, Inc.*	1,413	26,833
ZIOPHARM Oncology, Inc. (x)*	5,050	27,725

		6,635,770

Health Care Equipment & Supplies (6.6%)
Abaxis, Inc.	993	46,899
ABIOMED, Inc.*	3,065	334,974
Accuray, Inc.*	3,537	18,357
Alere, Inc.*	706	29,426
Align Technology, Inc.*	15,344	1,235,959
Analogic Corp.	47	3,734
Anika Therapeutics, Inc.*	483	25,913
AtriCure, Inc.*	1,070	15,119
Atrion Corp.	60	25,672
Avinger, Inc. (x)*	458	5,464
AxoGen, Inc.*	1,032	7,100
Becton Dickinson and Co.	2,625	445,174
Cantel Medical Corp.	1,583	$108,800
Cardiovascular Systems, Inc. (x)*	1,393	25,596
Cerus Corp. (x)*	3,851	24,030
ConforMIS, Inc. (x)*	8,044	56,469
Cooper Cos., Inc.	1,640	281,375
Corindus Vascular Robotics, Inc. (x)*	2,130	3,046
CryoLife, Inc.	900	10,629
Cutera, Inc.*	400	4,484
Cynosure, Inc., Class A*	1,047	50,931
Dentsply Sirona, Inc.	7,106	440,856
DexCom, Inc.*	20,027	1,588,742
Endologix, Inc. (x)*	3,561	44,370
Entellus Medical, Inc. (x)*	317	5,792
GenMark Diagnostics, Inc. (x)*	1,749	15,216
Glaukos Corp.*	731	21,316
Globus Medical, Inc., Class A*	3,089	73,611
Greatbatch, Inc.*	7,370	227,954
HeartWare International, Inc.*	764	44,121
Hill-Rom Holdings, Inc.	2,721	137,274
Hologic, Inc.*	28,227	976,654
ICU Medical, Inc.*	444	50,061
IDEXX Laboratories, Inc.*	3,945	366,333
Inogen, Inc.*	703	35,227
Insulet Corp.*	14,023	424,056
Integra LifeSciences Holdings Corp.*	1,335	106,506
InVivo Therapeutics Holdings Corp. (x)*	1,473	8,514
iRadimed Corp.*	115	2,502
Iridex Corp.*	327	4,836
K2M Group Holdings, Inc. (x)*	344	5,339
LDR Holding Corp.*	1,207	44,599
LeMaitre Vascular, Inc.	586	8,362
Masimo Corp.*	1,805	94,790
Meridian Bioscience, Inc.	1,551	30,244
Merit Medical Systems, Inc.*	726	14,397
Natus Medical, Inc.*	1,441	54,470
Neogen Corp.*	6,571	369,619
Nevro Corp. (x)*	12,188	898,987
Novocure Ltd. (x)*	2,212	25,814
NuVasive, Inc.*	2,186	130,548
NxStage Medical, Inc.*	2,775	60,162
OraSure Technologies, Inc.*	2,363	13,965
Orthofix International N.V.*	771	32,690
Oxford Immunotec Global plc*	783	7,047
Penumbra, Inc. (x)*	3,315	197,242
Quidel Corp.*	1,102	19,682
ResMed, Inc.	6,186	391,141
Rockwell Medical, Inc. (x)*	1,912	14,474
Second Sight Medical Products, Inc. (x)*	571	2,044
Senseonics Holdings, Inc. (x)*	1,168	4,590
Spectranetics Corp. (x)*	23,390	437,627
STAAR Surgical Co. (x)*	1,858	10,238
SurModics, Inc.*	565	13,266
Tandem Diabetes Care, Inc.*	10,022	75,566
Teleflex, Inc.	357	63,300
TransEnterix, Inc. (x)*	338	412
Utah Medical Products, Inc.	154	9,702
Vascular Solutions, Inc.*	723	30,120

See Notes to Financial Statements.

1371

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Veracyte, Inc.*	550	$2,767
West Pharmaceutical Services, Inc.	3,191	242,133
Zeltiq Aesthetics, Inc. (x)*	1,561	42,662

		10,681,091

Health Care Providers & Services (2.9%)
AAC Holdings, Inc. (x)*	431	9,835
Acadia Healthcare Co., Inc. (x)*	8,003	443,366
Aceto Corp.	1,124	24,604
Addus HomeCare Corp.*	18	314
Adeptus Health, Inc., Class A (x)*	8,446	436,320
Air Methods Corp. (x)*	1,571	56,289
Almost Family, Inc.*	88	3,750
Amedisys, Inc.*	1,233	62,242
American Renal Associates Holdings, Inc. (x)*	5,233	151,600
AMN Healthcare Services, Inc.*	2,063	82,458
Amsurg Corp.*	6,596	511,454
BioTelemetry, Inc.*	1,123	18,305
Capital Senior Living Corp.*	1,236	21,840
Chemed Corp.	739	100,733
Civitas Solutions, Inc.*	663	13,810
CorVel Corp.*	438	18,913
Cross Country Healthcare, Inc.*	1,400	19,488
Diplomat Pharmacy, Inc. (x)*	9,890	346,150
Ensign Group, Inc.	2,066	43,407
Envision Healthcare Holdings, Inc.*	6,897	174,977
ExamWorks Group, Inc.*	1,808	63,009
Genesis Healthcare, Inc.*	758	1,342
HealthEquity, Inc.*	9,702	294,795
HealthSouth Corp.	3,981	154,542
Landauer, Inc.	399	16,423
LHC Group, Inc.*	34	1,472
Magellan Health, Inc.*	774	50,906
MEDNAX, Inc.*	2,860	207,150
Molina Healthcare, Inc.*	1,270	63,373
National Research Corp., Class A	342	4,685
National Research Corp., Class B (x)	42	1,394
Nobilis Health Corp. (x)*	1,322	2,948
Owens & Minor, Inc.	327	12,223
Patterson Cos., Inc.	3,721	178,199
Premier, Inc., Class A*	12,025	393,218
Providence Service Corp.*	565	25,357
Quorum Health Corp.*	1,297	13,891
RadNet, Inc.*	1,583	8,453
Select Medical Holdings Corp.*	356	3,870
Surgery Partners, Inc.*	433	7,751
Surgical Care Affiliates, Inc.*	1,185	56,489
Team Health Holdings, Inc.*	2,993	121,725
Teladoc, Inc.*	894	14,322
Tenet Healthcare Corp.*	3,557	98,315
U.S. Physical Therapy, Inc.	543	32,694
VCA, Inc.*	3,464	234,201
WellCare Health Plans, Inc.*	1,814	194,606

		4,797,208

Health Care Technology (1.4%)
athenahealth, Inc. (x)*	5,400	745,254
Castlight Health, Inc., Class B (x)*	1,387	5,492
Cerner Corp.*	7,718	$452,275
Computer Programs & Systems, Inc. (x)	498	19,880
Cotiviti Holdings, Inc.*	422	8,917
HealthStream, Inc.*	1,121	29,729
HMS Holdings Corp.*	3,714	65,404
Imprivata, Inc.*	688	9,632
Inovalon Holdings, Inc., Class A (x)*	2,610	47,006
Medidata Solutions, Inc.*	2,403	112,629
Omnicell, Inc.*	1,585	54,255
Press Ganey Holdings, Inc. (x)*	977	38,445
Quality Systems, Inc.	2,196	26,154
Veeva Systems, Inc., Class A*	19,660	670,799
Vocera Communications, Inc.*	712	9,149

		2,295,020

Life Sciences Tools & Services (1.1%)
Accelerate Diagnostics, Inc. (x)*	1,099	15,815
Albany Molecular Research, Inc. (x)*	540	7,258
Bio-Techne Corp.	1,631	183,928
Bruker Corp.	4,644	105,605
Cambrex Corp.*	1,371	70,922
Charles River Laboratories International, Inc.*	2,060	169,826
ChromaDex Corp.*	1,214	5,026
Enzo Biochem, Inc.*	1,632	9,743
Fluidigm Corp. (x)*	9,481	85,613
ICON plc*	4,406	308,464
INC Research Holdings, Inc., Class A*	1,829	69,740
Luminex Corp.*	735	14,869
NanoString Technologies, Inc.*	649	8,177
NeoGenomics, Inc.*	2,216	17,817
Pacific Biosciences of California, Inc. (x)*	3,345	23,532
PAREXEL International Corp.*	6,950	437,016
PerkinElmer, Inc.	1,012	53,049
PRA Health Sciences, Inc.*	1,074	44,850
Quintiles Transnational Holdings, Inc.*	2,404	157,029
VWR Corp.*	202	5,838

		1,794,117

Pharmaceuticals (2.5%)
AcelRx Pharmaceuticals, Inc. (x)*	1,509	4,059
Aclaris Therapeutics, Inc. (x)*	5,850	108,049
Aerie Pharmaceuticals, Inc. (x)*	1,057	18,603
Agile Therapeutics, Inc.*	459	3,493
Akorn, Inc.*	17,502	498,544
Allergan plc*	1,594	368,357
Amphastar Pharmaceuticals, Inc.*	1,557	25,099
Ampio Pharmaceuticals, Inc. (x)*	1,878	2,423
ANI Pharmaceuticals, Inc. (x)*	330	18,421
Aratana Therapeutics, Inc. (x)*	26,845	169,660
Axsome Therapeutics, Inc. (x)*	446	3,363
Bio-Path Holdings, Inc. (x)*	3,588	7,140
Catalent, Inc.*	4,389	100,903
Cempra, Inc. (x)*	1,808	29,814
Collegium Pharmaceutical, Inc. (x)*	8,179	96,921

See Notes to Financial Statements.

1372

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Corcept Therapeutics, Inc. (x)*	3,269	$17,849
Corium International, Inc.*	14,425	50,055
Depomed, Inc. (x)*	2,687	52,719
Dermira, Inc.*	924	27,027
Durect Corp. (x)*	4,817	5,877
Eisai Co., Ltd. (x)	4,800	266,693
Flex Pharma, Inc. (x)*	257	2,624
Foamix Pharmaceuticals Ltd.*	4,300	27,305
GW Pharmaceuticals plc (ADR) (x)*	1,175	107,595
Heska Corp.*	267	9,924
Horizon Pharma plc*	7,108	117,069
Impax Laboratories, Inc.*	12,943	373,017
Innoviva, Inc. (x)	3,261	34,338
Intersect ENT, Inc.*	1,106	14,301
Intra-Cellular Therapies, Inc. (x)*	1,515	58,812
Lipocine, Inc. (x)*	703	2,137
Medicines Co. (x)*	6,420	215,905
MyoKardia, Inc. (x)*	482	5,977
Nektar Therapeutics*	5,746	81,766
Neos Therapeutics, Inc. (x)*	4,982	46,233
Ocular Therapeutix, Inc. (x)*	626	3,099
Omeros Corp. (x)*	1,023	10,762
Ono Pharmaceutical Co., Ltd.	6,835	295,150
Pacira Pharmaceuticals, Inc.*	1,587	53,529
Paratek Pharmaceuticals, Inc. (x)*	506	7,038
Phibro Animal Health Corp., Class A	735	13,715
Prestige Brands Holdings, Inc.*	2,347	130,024
Reata Pharmaceuticals, Inc., Class A (x)*	238	4,700
Relypsa, Inc. (x)*	1,652	30,562
Revance Therapeutics, Inc. (x)*	12,319	167,538
Sagent Pharmaceuticals, Inc.*	63	944
SciClone Pharmaceuticals, Inc.*	2,239	29,241
Sucampo Pharmaceuticals, Inc., Class A*	1,069	11,727
Supernus Pharmaceuticals, Inc.*	2,062	42,003
Teligent, Inc. (x)*	1,783	12,731
TherapeuticsMD, Inc. (x)*	28,070	238,595
Theravance Biopharma, Inc. (x)*	1,594	36,168
Titan Pharmaceuticals, Inc. (x)*	765	4,185
WaVe Life Sciences Ltd. (x)*	252	5,214
XenoPort, Inc.*	2,525	17,776

		4,086,773

Total Health Care		30,289,979

Industrials (16.5%)
Aerospace & Defense (2.3%)
Aerojet Rocketdyne Holdings, Inc.*	1,343	24,550
Aerovironment, Inc.*	143	3,975
Astronics Corp.*	12,154	404,242
B/E Aerospace, Inc.	4,616	213,144
BWX Technologies, Inc.	4,146	148,303
Curtiss-Wright Corp.	1,419	119,551
DigitalGlobe, Inc.*	23,518	503,050
HEICO Corp.	861	57,524
HEICO Corp., Class A	1,752	93,995
Hexcel Corp.	14,691	611,733
Huntington Ingalls Industries, Inc.	1,731	$290,860
KEYW Holding Corp. (x)*	36,703	364,828
Mercury Systems, Inc.*	13,235	329,022
Moog, Inc., Class A*	146	7,872
National Presto Industries, Inc.	24	2,264
Sparton Corp.*	27	588
Spirit AeroSystems Holdings, Inc., Class A*	3,037	130,591
TASER International, Inc. (x)*	2,332	58,020
Teledyne Technologies, Inc.*	428	42,393
TransDigm Group, Inc.*	1,444	380,768
Vectrus, Inc.*	92	2,621

		3,789,894

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	325	4,212
Echo Global Logistics, Inc.*	1,302	29,191
Expeditors International of Washington, Inc.	6,292	308,560
Forward Air Corp.	1,349	60,071
Hub Group, Inc., Class A*	1,441	55,291
Radiant Logistics, Inc.*	1,464	4,392

		461,717

Airlines (0.7%)
Alaska Air Group, Inc.	4,378	255,194
Allegiant Travel Co.	2,701	409,201
Hawaiian Holdings, Inc.*	2,332	88,523
JetBlue Airways Corp.*	1,076	17,819
Spirit Airlines, Inc.*	7,307	327,865
Virgin America, Inc.*	810	45,530

		1,144,132

Building Products (1.9%)
A.O. Smith Corp.	5,342	470,684
AAON, Inc.	1,799	49,491
Advanced Drainage Systems, Inc. (x)	1,485	40,644
Allegion plc	4,266	296,188
American Woodmark Corp.*	612	40,625
Apogee Enterprises, Inc.	1,280	59,328
Armstrong Flooring, Inc.*	61	1,034
Builders FirstSource, Inc. (x)*	3,695	41,569
Caesarstone Ltd. (x)*	1,048	36,429
Continental Building Products, Inc.*	1,551	34,479
Fortune Brands Home & Security, Inc.	14,256	826,420
Gibraltar Industries, Inc.*	899	28,381
Griffon Corp.	1,111	18,731
Insteel Industries, Inc.	756	21,614
Lennox International, Inc.	4,905	699,453
Masonite International Corp.*	1,319	87,239
NCI Building Systems, Inc.*	1,175	18,788
Nortek, Inc.*	406	24,080
Patrick Industries, Inc.*	643	38,766
PGT, Inc.*	2,113	21,764
Ply Gem Holdings, Inc.*	904	13,171
Quanex Building Products Corp.	117	2,175
Simpson Manufacturing Co., Inc.	1,828	73,065

See Notes to Financial Statements.

1373

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Trex Co., Inc.*	1,308	$58,755
Universal Forest Products, Inc.	762	70,630

		3,073,503

Commercial Services & Supplies (2.3%)
Aqua Metals, Inc. (x)*	448	5,271
Brady Corp., Class A	1,532	46,818
Brink’s Co.	2,123	60,484
Clean Harbors, Inc.*	188	9,797
Copart, Inc.*	4,346	212,997
Covanta Holding Corp.	5,160	84,882
Deluxe Corp.	2,161	143,426
G&K Services, Inc., Class A	635	48,622
Healthcare Services Group, Inc.	3,106	128,526
Heritage-Crystal Clean, Inc.*	289	3,529
Herman Miller, Inc.	2,615	78,162
HNI Corp.	1,997	92,841
InnerWorkings, Inc.*	1,569	12,976
Interface, Inc.	18,785	286,471
KAR Auction Services, Inc.	6,116	255,282
Kimball International, Inc., Class B	1,351	15,374
Knoll, Inc.	2,149	52,178
Matthews International Corp., Class A	1,411	78,508
Mobile Mini, Inc.	12,183	422,019
MSA Safety, Inc.	935	49,116
Multi-Color Corp. (x)	602	38,167
Pitney Bowes, Inc.	8,378	149,128
Quad/Graphics, Inc.	667	15,534
R.R. Donnelley & Sons Co.	6,265	106,004
Rollins, Inc.	4,248	124,339
SP Plus Corp.*	654	14,767
Steelcase, Inc., Class A	17,389	235,969
Stericycle, Inc.*	3,183	331,414
Team, Inc.*	1,281	31,807
Tetra Tech, Inc.	417	12,821
U.S. Ecology, Inc.	10,658	489,735
UniFirst Corp.	63	7,290
Viad Corp.	504	15,624
West Corp.	325	6,389

		3,666,267

Construction & Engineering (0.3%)
Argan, Inc.	590	24,615
Comfort Systems USA, Inc.	1,638	53,350
Dycom Industries, Inc. (x)*	1,363	122,343
EMCOR Group, Inc.	448	22,069
Granite Construction, Inc.	1,319	60,080
Great Lakes Dredge & Dock Corp.*	150	654
IES Holdings, Inc. (x)*	308	3,825
MasTec, Inc.*	2,922	65,219
NV5 Global, Inc.*	214	6,086
Primoris Services Corp.	1,773	33,563
Quanta Services, Inc.*	1,736	40,136
Tutor Perini Corp.*	256	6,029
Valmont Industries, Inc.	788	106,593

		544,562

Electrical Equipment (0.4%)
Allied Motion Technologies, Inc.	262	$6,094
AMETEK, Inc.	6,058	280,061
AZZ, Inc.	1,122	67,298
Energous Corp. (x)*	637	8,249
EnerSys, Inc.	566	33,660
Generac Holdings, Inc.*	3,010	105,230
General Cable Corp. (x)	2,050	26,055
Hubbell, Inc.	1,565	165,060
Plug Power, Inc. (x)*	4,228	7,864
Power Solutions International, Inc. (x)*	200	3,570
Vicor Corp.*	594	5,982

		709,123

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	4,864	514,027
Raven Industries, Inc.	984	18,637

		532,664

Machinery (4.1%)
Actuant Corp., Class A	1,242	28,082
Alamo Group, Inc.	92	6,069
Albany International Corp., Class A	161	6,429
Altra Industrial Motion Corp.	9,827	265,132
Astec Industries, Inc.	398	22,348
Blue Bird Corp. (x)*	198	2,356
CLARCOR, Inc.	2,100	127,743
Donaldson Co., Inc.	5,197	178,569
Douglas Dynamics, Inc.	826	21,253
Energy Recovery, Inc. (x)*	1,520	13,513
EnPro Industries, Inc.	948	42,082
Flowserve Corp.	3,505	158,321
Franklin Electric Co., Inc.	1,936	63,985
Global Brass & Copper Holdings, Inc.	855	23,333
Gorman-Rupp Co.	666	18,255
Graco, Inc.	2,452	193,684
Hillenbrand, Inc.	2,741	82,340
Hyster-Yale Materials Handling, Inc.	113	6,722
IDEX Corp.	8,684	712,956
John Bean Technologies Corp.	1,271	77,811
Kadant, Inc.	65	3,348
Kennametal, Inc.	6,700	148,137
Lincoln Electric Holdings, Inc.	7,877	465,373
Lindsay Corp. (x)	419	28,433
Lydall, Inc.*	733	28,265
Manitowoc Foodservice, Inc.*	2,454	43,240
Middleby Corp.*	10,963	1,263,486
Milacron Holdings Corp. (x)*	547	7,937
Miller Industries, Inc.	51	1,050
Mueller Industries, Inc.	1,783	56,842
Mueller Water Products, Inc., Class A	7,032	80,305
Navistar International Corp. (x)*	134	1,566
Nordson Corp.	5,902	493,466
Omega Flex, Inc.	126	4,793
Pentair plc	5,165	301,068
Proto Labs, Inc.*	1,487	85,592

See Notes to Financial Statements.

1374

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
RBC Bearings, Inc.*	1,022	$74,095
Rexnord Corp.*	2,810	55,160
Snap-on, Inc.	1,882	297,017
Standex International Corp.	411	33,961
Sun Hydraulics Corp.	1,009	29,957
Supreme Industries, Inc., Class A	331	4,535
Tennant Co.	753	40,564
Toro Co.	2,420	213,444
Wabash National Corp.*	773	9,817
WABCO Holdings, Inc.*	2,371	217,112
Wabtec Corp.	3,821	268,349
Watts Water Technologies, Inc., Class A	1,140	66,416
Woodward, Inc.	2,337	134,705
Xylem, Inc.	4,140	184,851

		6,693,867

Marine (0.2%)
Kirby Corp.*	5,673	353,939
Matson, Inc.	852	27,511

		381,450

Professional Services (1.3%)
Advisory Board Co.*	13,473	476,809
Barrett Business Services, Inc.	315	13,016
CEB, Inc.	1,459	89,991
Dun & Bradstreet Corp.	652	79,440
Exponent, Inc.	1,128	65,887
Franklin Covey Co.*	344	5,274
FTI Consulting, Inc.*	144	5,858
GP Strategies Corp.*	543	11,778
Hill International, Inc.*	558	2,271
Huron Consulting Group, Inc.*	3,514	212,316
Insperity, Inc.	730	56,378
Kforce, Inc.	1,114	18,815
Korn/Ferry International	1,486	30,760
Mistras Group, Inc.*	756	18,046
On Assignment, Inc.*	2,250	83,138
Robert Half International, Inc.	10,727	409,342
TransUnion*	11,353	379,644
TriNet Group, Inc.*	1,851	38,482
TrueBlue, Inc.*	114	2,157
WageWorks, Inc.*	1,614	96,533

		2,095,935

Road & Rail (0.8%)
AMERCO	169	63,299
Avis Budget Group, Inc.*	3,713	119,670
Genesee & Wyoming, Inc., Class A*	5,942	350,281
Heartland Express, Inc. (x)	2,198	38,223
Hertz Global Holdings, Inc.*	3,158	34,959
Knight Transportation, Inc. (x)	2,711	72,058
Landstar System, Inc.	6,337	435,099
Old Dominion Freight Line, Inc.*	1,867	112,599
Swift Transportation Co. (x)*	3,296	50,791
Universal Logistics Holdings, Inc.	183	2,361
YRC Worldwide, Inc. (x)*	234	2,059

		1,281,399

Trading Companies & Distributors (1.6%)
AerCap Holdings N.V.*	9,394	$315,544
Air Lease Corp.	2,112	56,559
Applied Industrial Technologies, Inc.	698	31,508
Beacon Roofing Supply, Inc.*	9,040	411,049
BMC Stock Holdings, Inc.*	2,064	36,780
Fastenal Co.	7,238	321,295
GMS, Inc. (x)*	312	6,942
H&E Equipment Services, Inc.	1,320	25,120
HD Supply Holdings, Inc.*	8,937	311,186
Kaman Corp.	93	3,954
Lawson Products, Inc.*	161	3,197
MSC Industrial Direct Co., Inc., Class A	876	61,811
Neff Corp., Class A*	85	929
Real Industry, Inc.*	1,132	8,796
SiteOne Landscape Supply, Inc.*	508	17,267
United Rentals, Inc.*	3,349	224,718
Univar, Inc.*	10,690	202,148
Watsco, Inc.	4,032	567,262

		2,606,065

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	528	7,086

Total Industrials		26,987,664

Information Technology (23.9%)
Communications Equipment (1.7%)
ADTRAN, Inc.	1,395	26,017
Aerohive Networks, Inc. (x)*	944	6,249
Arista Networks, Inc. (x)*	10,221	658,028
ARRIS International plc*	1,908	39,992
Brocade Communications Systems, Inc.	1	5
CalAmp Corp.*	1,595	23,622
Ciena Corp.*	6,053	113,491
Clearfield, Inc. (x)*	502	8,981
CommScope Holding Co., Inc.*	16,176	501,941
Extreme Networks, Inc.*	4,527	15,346
Finisar Corp.*	13,870	242,864
Harris Corp.	680	56,739
Infinera Corp.*	4,331	48,854
InterDigital, Inc.	1,528	85,079
Ixia*	19,613	192,600
Lumentum Holdings, Inc.*	2,226	53,869
NETGEAR, Inc.*	948	45,068
Oclaro, Inc. (x)*	3,706	18,085
Palo Alto Networks, Inc.*	275	33,726
Plantronics, Inc.	1,537	67,628
ShoreTel, Inc.*	14,163	94,750
Silicom Ltd.	61	1,824
Sonus Networks, Inc.*	266	2,311
Ubiquiti Networks, Inc. (x)*	1,145	44,266
ViaSat, Inc.*	4,757	339,650

		2,720,985

Electronic Equipment, Instruments & Components (1.6%)
Badger Meter, Inc.	619	45,206
Belden, Inc.	1,861	112,349
CDW Corp.	7,230	289,778

See Notes to Financial Statements.

1375

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Cognex Corp.	8,725	$376,047
Coherent, Inc.*	1,069	98,113
DTS, Inc.*	763	20,181
ePlus, Inc.*	201	16,440
Fabrinet*	1,541	57,202
FARO Technologies, Inc.*	4,308	145,740
FEI Co.	1,807	193,132
Fitbit, Inc., Class A (x)*	4,559	55,711
II-VI, Inc.*	737	13,826
IPG Photonics Corp.*	1,321	105,680
Itron, Inc.*	1,473	63,486
Littelfuse, Inc.	977	115,472
Mesa Laboratories, Inc. (x)	132	16,236
Methode Electronics, Inc.	1,472	50,387
MTS Systems Corp. (x)	657	28,803
National Instruments Corp.	3,610	98,914
Novanta, Inc.*	359	5,439
RadiSys Corp.*	1,453	6,509
Rogers Corp.*	274	16,741
Trimble Navigation Ltd.*	8,842	215,391
Universal Display Corp.*	1,830	124,074
VeriFone Systems, Inc.*	17,274	320,260
Zebra Technologies Corp., Class A*	1,879	94,138

		2,685,255

Internet Software & Services (4.8%)
2U, Inc. (x)*	30,317	891,623
Akamai Technologies, Inc.*	4,962	277,525
Alarm.com Holdings, Inc. (x)*	16,454	421,716
Amber Road, Inc. (x)*	648	4,996
Angie’s List, Inc.*	1,928	12,551
Apigee Corp. (x)*	662	8,090
Appfolio, Inc., Class A (x)*	235	3,398
Bazaarvoice, Inc.*	33,200	133,132
Benefitfocus, Inc. (x)*	565	21,538
Blucora, Inc.*	346	3,585
Box, Inc., Class A (x)*	2,128	22,003
Brightcove, Inc.*	1,400	12,320
Carbonite, Inc.*	787	7,657
Care.com, Inc.*	682	7,966
ChannelAdvisor Corp.*	986	14,287
Cimpress N.V. (x)*	1,110	102,653
comScore, Inc.*	2,131	50,888
Cornerstone OnDemand, Inc.*	2,223	84,607
CoStar Group, Inc.*	6,987	1,527,777
Cvent, Inc.*	1,329	47,472
Demandware, Inc.*	12,820	960,218
DHI Group, Inc.*	2,172	13,532
EarthLink Holdings Corp.	4,557	29,165
Endurance International Group Holdings, Inc. (x)*	2,623	23,581
Envestnet, Inc.*	12,130	404,050
Everyday Health, Inc.*	818	6,446
Five9, Inc. (x)*	1,457	17,338
GoDaddy, Inc., Class A (x)*	14,107	439,997
Gogo, Inc. (x)*	2,480	20,807
GrubHub, Inc. (x)*	3,559	110,578
GTT Communications, Inc.*	1,160	21,437
Hortonworks, Inc. (x)*	1,754	18,750
IAC/InterActiveCorp	2,449	137,879
inContact, Inc.*	2,465	$34,140
Instructure, Inc. (x)*	451	8,569
Intralinks Holdings, Inc.*	88	572
j2 Global, Inc.	2,087	131,836
LivePerson, Inc.*	2,601	16,490
LogMeIn, Inc.*	1,111	70,471
Marketo, Inc.*	1,831	63,755
Match Group, Inc. (x)*	1,275	19,221
MeetMe, Inc.*	1,561	8,320
MINDBODY, Inc., Class A (x)*	622	10,039
New Relic, Inc. (x)*	965	28,352
NIC, Inc.	2,853	62,595
Pandora Media, Inc. (x)*	26,580	330,921
Q2 Holdings, Inc.*	1,127	31,579
Quotient Technology, Inc. (x)*	2,707	36,301
Rackspace Hosting, Inc.*	4,714	98,334
Reis, Inc.	217	5,403
SciQuest, Inc.*	1,196	21,121
Shutterstock, Inc. (x)*	866	39,663
SPS Commerce, Inc.*	725	43,935
Stamps.com, Inc. (x)*	715	62,505
TechTarget, Inc.*	222	1,798
TrueCar, Inc. (x)*	2,374	18,636
Web.com Group, Inc.*	1,917	34,851
WebMD Health Corp. (x)*	1,638	95,184
Xactly Corp.*	990	12,682
XO Group, Inc.*	1,123	19,574
Yelp, Inc.*	2,332	70,800
Zillow Group, Inc., Class A (x)*	3,640	133,406
Zillow Group, Inc., Class C (x)*	14,242	516,700

		7,887,315

IT Services (2.7%)
Acxiom Corp.*	1,674	36,811
ALJ Regional Holdings, Inc. (x)*	860	4,300
Black Knight Financial Services, Inc., Class A*	1,033	38,841
Blackhawk Network Holdings, Inc.*	2,427	81,280
Booz Allen Hamilton Holding Corp.	4,746	140,671
Broadridge Financial Solutions, Inc.	5,232	341,126
Cardtronics, Inc.*	1,958	77,948
Cass Information Systems, Inc.	272	14,062
Convergys Corp.	1,978	49,450
CoreLogic, Inc.*	2,314	89,043
CSG Systems International, Inc.	1,429	57,603
CSRA, Inc.	7,258	170,055
DST Systems, Inc.	1,459	169,871
EPAM Systems, Inc.*	6,329	407,018
Euronet Worldwide, Inc.*	2,249	155,608
EVERTEC, Inc.	2,293	35,633
ExlService Holdings, Inc.*	1,437	75,313
Forrester Research, Inc.	419	15,444
Gartner, Inc.*	3,552	346,000
Genpact Ltd.*	6,690	179,560
Hackett Group, Inc.	996	13,815
Information Services Group, Inc.*	1,356	5,085
Jack Henry & Associates, Inc.	3,550	309,808
Lionbridge Technologies, Inc.*	2,809	11,096

See Notes to Financial Statements.

1376

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
MAXIMUS, Inc.	2,861	$158,414
NeuStar, Inc., Class A (x)*	691	16,245
Perficient, Inc.*	1,111	22,564
PFSweb, Inc.*	457	4,342
Planet Payment, Inc.*	1,844	8,280
Sabre Corp.	9,205	246,602
Science Applications International Corp.	1,868	108,998
ServiceSource International, Inc.*	1,405	5,662
Square, Inc., Class A (x)*	2,279	20,625
Syntel, Inc.*	1,426	64,541
TeleTech Holdings, Inc.	722	19,588
Teradata Corp.*	5,749	144,127
Travelport Worldwide Ltd.	3,780	48,724
Unisys Corp. (x)*	1,302	9,479
Vantiv, Inc., Class A*	8,926	505,212
Virtusa Corp.*	1,294	37,371
WEX, Inc.*	1,713	151,892

		4,398,107

Semiconductors & Semiconductor Equipment (2.9%)
Acacia Communications, Inc. (x)*	231	9,226
Advanced Energy Industries, Inc.*	1,656	62,862
Advanced Micro Devices, Inc.*	13,851	71,194
Ambarella, Inc. (x)*	570	28,962
Applied Materials, Inc.	17,758	425,659
Applied Micro Circuits Corp.*	3,323	21,334
Cabot Microelectronics Corp.	144	6,097
Cavium, Inc. (x)*	9,586	370,020
CEVA, Inc.*	866	23,529
Cirrus Logic, Inc.*	2,747	106,556
Cree, Inc.*	1,612	39,397
Entegris, Inc.*	3,925	56,795
Exar Corp.*	273	2,198
Fairchild Semiconductor International, Inc.*	1,865	37,020
FormFactor, Inc.*	1,725	15,511
Inphi Corp.*	1,775	56,853
Integrated Device Technology, Inc.*	21,329	429,353
Intersil Corp., Class A	24,600	333,084
Lattice Semiconductor Corp.*	69,444	371,525
MACOM Technology Solutions Holdings, Inc. (x)*	10,725	353,710
MaxLinear, Inc., Class A*	2,470	44,411
Mellanox Technologies Ltd.*	5,785	277,449
Microsemi Corp.*	14,509	474,154
MKS Instruments, Inc.	126	5,426
Monolithic Power Systems, Inc.	1,715	117,169
Nanometrics, Inc.*	17,035	354,158
NeoPhotonics Corp.*	216	2,058
NVE Corp.	94	5,513
ON Semiconductor Corp.*	35,030	308,965
PDF Solutions, Inc.*	1,049	14,675
Power Integrations, Inc.	1,211	60,635
Rambus, Inc.*	1,232	14,883
Semtech Corp.*	2,854	68,096
Silicon Laboratories, Inc.*	1,823	88,853
Synaptics, Inc.*	1,639	88,096
Tessera Technologies, Inc.	1,410	43,202

		4,788,628

Software (9.6%)
A10 Networks, Inc. (x)*	24,409	$157,926
ACI Worldwide, Inc.*	5,080	99,111
American Software, Inc., Class A	1,111	11,643
ANSYS, Inc.*	1,011	91,748
Aspen Technology, Inc.*	9,639	387,873
Atlassian Corp. plc, Class A (x)*	24,576	636,518
AVG Technologies N.V.*	1,802	34,220
Barracuda Networks, Inc. (x)*	961	14,550
Blackbaud, Inc.	2,084	141,504
Bottomline Technologies de, Inc.*	14,682	316,104
BroadSoft, Inc.*	8,402	344,734
Cadence Design Systems, Inc.*	28,806	699,986
Callidus Software, Inc.*	28,723	573,886
CommVault Systems, Inc.*	1,707	73,725
Digimarc Corp. (x)*	327	10,451
Ebix, Inc. (x)	1,168	55,947
Ellie Mae, Inc.*	1,301	119,237
EnerNOC, Inc. (x)*	968	6,118
Epiq Systems, Inc.	504	7,358
Exa Corp.*	595	8,598
Fair Isaac Corp.	1,368	154,598
FireEye, Inc. (x)*	1,556	25,627
Fleetmatics Group plc*	1,730	74,961
Fortinet, Inc.*	14,829	468,448
Gigamon, Inc.*	1,432	53,543
Globant S.A. (x)*	1,137	44,741
Guidance Software, Inc.*	777	4,810
Guidewire Software, Inc.*	21,469	1,325,925
HubSpot, Inc. (x)*	13,483	585,432
Imperva, Inc.*	1,226	52,730
Infoblox, Inc.*	2,611	48,982
Interactive Intelligence Group, Inc.*	769	31,521
Jive Software, Inc.*	2,466	9,272
Manhattan Associates, Inc.*	3,201	205,280
MicroStrategy, Inc., Class A*	223	39,030
Mitek Systems, Inc. (x)*	1,295	9,207
MobileIron, Inc.*	2,059	6,280
Mobileye N.V. (x)*	16,041	740,132
Model N, Inc.*	861	11,494
Monotype Imaging Holdings, Inc.	1,752	43,152
NetSuite, Inc. (x)*	1,766	128,565
Nuance Communications, Inc.*	7,500	117,225
Park City Group, Inc. (x)*	425	3,812
Paycom Software, Inc. (x)*	1,942	83,914
Paylocity Holding Corp. (x)*	13,650	589,680
Pegasystems, Inc.	1,563	42,123
Progress Software Corp.*	306	8,403
Proofpoint, Inc. (x)*	8,504	536,517
PROS Holdings, Inc.*	1,098	19,138
PTC, Inc.*	2,245	84,367
Qlik Technologies, Inc.*	13,216	390,929
Qualys, Inc.*	1,198	35,712
Rapid7, Inc. (x)*	856	10,769
RealPage, Inc.*	2,308	51,538
RingCentral, Inc., Class A*	2,588	51,035
Rosetta Stone, Inc.*	623	4,828
Rubicon Project, Inc.*	645	8,804
Sapiens International Corp. N.V.	1,065	12,471
ServiceNow, Inc.*	8,838	586,843

See Notes to Financial Statements.

1377

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Silver Spring Networks, Inc.*	1,438	$17,472
Splunk, Inc.*	5,816	315,111
SS&C Technologies Holdings, Inc.	24,682	693,071
Synchronoss Technologies, Inc.*	1,818	57,922
Synopsys, Inc.*	638	34,503
Tableau Software, Inc., Class A*	2,438	119,267
Take-Two Interactive Software, Inc.*	13,937	528,491
TiVo, Inc.*	4,260	42,174
TubeMogul, Inc. (x)*	960	11,424
Tyler Technologies, Inc.*	1,459	243,230
Ultimate Software Group, Inc.*	5,964	1,254,170
Varonis Systems, Inc. (x)*	467	11,217
VASCO Data Security International, Inc. (x)*	1,240	20,324
VirnetX Holding Corp. (x)*	2,060	8,240
Workday, Inc., Class A*	10,776	804,644
Workiva, Inc. (x)*	955	13,045
Xura, Inc.*	1,008	24,625
Zendesk, Inc. (x)*	34,906	920,820
Zix Corp.*	2,472	9,270

		15,622,095

Technology Hardware, Storage & Peripherals (0.6%)
3D Systems Corp. (x)*	4,721	64,630
Avid Technology, Inc.*	851	4,944
CPI Card Group, Inc. (x)	625	3,131
Cray, Inc.*	1,777	53,168
Diebold, Inc.	632	15,693
Eastman Kodak Co. (x)*	711	11,433
Electronics for Imaging, Inc.*	2,039	87,759
Immersion Corp. (x)*	411	3,017
NCR Corp.*	5,486	152,346
Nimble Storage, Inc.*	2,741	21,818
Pure Storage, Inc., Class A (x)*	49,197	536,247
Silicon Graphics International Corp. (x)*	1,419	7,138
Stratasys Ltd. (x)*	1,011	23,142
Super Micro Computer, Inc.*	367	9,120
USA Technologies, Inc. (x)*	1,408	6,012

		999,598

Total Information Technology		39,101,983

Materials (4.1%)
Chemicals (2.2%)
Axalta Coating Systems Ltd.*	7,316	194,093
Balchem Corp.	1,386	82,675
Chase Corp.	312	18,430
Chemtura Corp.*	1,440	37,987
Chermours Co. (x)	6,723	55,398
Codexis, Inc.*	1,363	5,493
Ferro Corp.*	3,661	48,984
Flotek Industries, Inc. (x)*	2,289	30,215
GCP Applied Technologies, Inc.*	2,640	68,746
H.B. Fuller Co.	7,964	350,336
Hawkins, Inc.	64	2,778
Ingevity Corp.*	3,906	132,960
Innophos Holdings, Inc.	752	31,742
KMG Chemicals, Inc.	176	4,574
Koppers Holdings, Inc.*	716	$22,003
Minerals Technologies, Inc.	825	46,860
NewMarket Corp.	304	125,972
OMNOVA Solutions, Inc.*	1,186	8,598
Platform Specialty Products Corp. (x)*	34,730	308,402
PolyOne Corp.	15,619	550,414
Quaker Chemical Corp.	2,918	260,286
Rayonier Advanced Materials, Inc.	1,139	15,479
RPM International, Inc.	5,791	289,260
Scotts Miracle-Gro Co., Class A	1,847	129,124
Sensient Technologies Corp.	1,979	140,588
Stepan Co.	88	5,239
Trecora Resources*	842	8,782
Trinseo S.A. (x)*	1,272	54,607
Valhi, Inc. (x)	386	606
Valspar Corp.	3,486	376,593
W.R. Grace & Co.	1,735	127,019

		3,534,243

Construction Materials (0.4%)
Eagle Materials, Inc.	2,075	160,086
Headwaters, Inc.*	3,221	57,785
Martin Marietta Materials, Inc.	2,235	429,120
Summit Materials, Inc., Class A*	2,787	57,022
U.S. Concrete, Inc. (x)*	639	38,921
United States Lime & Minerals, Inc.	8	472

		743,406

Containers & Packaging (1.2%)
AEP Industries, Inc.	167	13,437
AptarGroup, Inc.	699	55,312
Avery Dennison Corp.	3,731	278,892
Bemis Co., Inc.	604	31,100
Berry Plastics Group, Inc.*	5,374	208,780
Crown Holdings, Inc.*	5,980	303,007
Graphic Packaging Holding Co.	9,939	124,635
Multi Packaging Solutions International Ltd.*	927	12,375
Myers Industries, Inc.	1,057	15,221
Owens-Illinois, Inc.*	7,159	128,934
Packaging Corp. of America	4,151	277,826
Sealed Air Corp.	8,728	401,226
Silgan Holdings, Inc.	1,809	93,091

		1,943,836

Metals & Mining (0.1%)
Century Aluminum Co. (x)*	122	772
Coeur Mining, Inc. (x)*	4,964	52,916
Gold Resource Corp. (x)	1,734	6,225
Kaiser Aluminum Corp.	254	22,964
Royal Gold, Inc.	192	13,828
Steel Dynamics, Inc.	1,552	38,024
Worthington Industries, Inc.	1,991	84,220

		218,949

Paper & Forest Products (0.2%)
Boise Cascade Co.*	1,465	33,622
Clearwater Paper Corp.*	791	51,708

See Notes to Financial Statements.

1378

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Deltic Timber Corp.	471	$31,618
KapStone Paper and Packaging Corp.	247	3,214
Louisiana-Pacific Corp.*	5,922	102,747
Neenah Paper, Inc.	731	52,902
Schweitzer-Mauduit International, Inc.	248	8,749

		284,560

Total Materials		6,724,994

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
8x8, Inc.*	3,894	56,891
Cogent Communications Holdings, Inc.	1,838	73,630
Consolidated Communications Holdings, Inc.	1,522	41,459
FairPoint Communications, Inc.*	875	12,845
General Communication, Inc., Class A*	1,553	24,538
Globalstar, Inc. (x)*	10,167	12,302
IDT Corp., Class B	455	6,457
Inteliquent, Inc.	1,442	28,681
Lumos Networks Corp.*	83	1,004
ORBCOMM, Inc.*	2,604	25,910
Straight Path Communications, Inc., Class B (x)*	391	10,819
Vonage Holdings Corp.*	815	4,972
Windstream Holdings, Inc. (x)	512	4,746
Zayo Group Holdings, Inc.*	7,252	202,548

		506,802

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	821	7,323
Shenandoah Telecommunications Co.	2,046	79,917

		87,240

Total Telecommunication Services		594,042

Utilities (0.3%)
Electric Utilities (0.1%)
ITC Holdings Corp.	3,303	154,646
MGE Energy, Inc.	711	40,182
Spark Energy, Inc., Class A	219	7,238

		202,066

Gas Utilities (0.0%)
Chesapeake Utilities Corp.	77	5,096
New Jersey Resources Corp.	318	12,259
Piedmont Natural Gas Co., Inc.	283	17,014
Southwest Gas Corp.	224	17,631
WGL Holdings, Inc.	119	8,424

		60,424

Independent Power and Renewable Electricity Producers (0.1%)
Ormat Technologies, Inc.	773	33,827
Pattern Energy Group, Inc. (x)	2,023	46,468

		80,295

Water Utilities (0.1%)
American States Water Co.	1,066	$46,712
California Water Service Group	1,257	43,907
Connecticut Water Service, Inc.	108	6,070
Global Water Resources, Inc. (x)	340	2,992
Middlesex Water Co.	591	25,637
York Water Co.	493	15,796

		141,114

Total Utilities		483,899

Total Common Stocks (97.0%) (Cost $129,859,652)		158,336,189

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (0.1%)
iShares® Russell Mid-Cap Growth ETF (Cost $153,240)	1,830	171,251

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp. (Contingent Value Shares) (b)*†	6,078	5,060

Total Health Care		5,060

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc. (Contingent Value Shares) (b)*†	535	1,204

Total Telecommunication Services		1,204

Total Rights (0.0%) (Cost $—)		6,264

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.9%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	3,212,978	3,212,978

	Principal Amount	Value (Note 1)
Repurchase Agreements (12.6%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/5/16, repurchase price $2,000,025, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $2,040,000. (xx)	$2,000,000	2,000,000

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $1,300,015, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $1,326,002. (xx)	$1,300,000	$1,300,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $1,500,015, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $1,530,007. (xx)	1,500,000	1,500,000
HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $2,000,021, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-2/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $2,040,041. (xx)	2,000,000	2,000,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $4,538,713, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $4,629,434. (xx)	4,538,660	4,538,660
Mizuho Securities USA, Inc., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $200,003, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.750%, maturing 5/31/17-5/31/23; total market value $204,000. (xx)	200,000	200,000
Natixis, 0.600%, dated 6/30/16, due 7/1/16, repurchase price $1,000,017, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50 ; total market value $1,020,017. (xx)	1,000,000	1,000,000
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $1,500,020, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $1,530,021. (xx)	$1,500,000	$1,500,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $1,000,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $1,020,000. (xx)	1,000,000	1,000,000
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $500,005, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $510,001. (xx)	500,000	500,000
Societe Generale S.A., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $5,000,056, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 10/31/16-2/15/46; total market value $5,100,000. (xx)	5,000,000	5,000,000

Total Repurchase Agreements		20,538,660

Total Short-Term Investments (14.5%) (Cost $23,751,638)		23,751,638

Total Investments (111.6%) (Cost $153,764,530)		182,265,342
Other Assets Less Liabilities (-11.6%)		(18,928,670)

Net Assets (100%)		$163,336,672

*	Non-income producing.
†	Securities (totaling $6,264 or 0.0% of net assets) held at fair value by management.
(b)	Illiquid Security.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $20,879,241. This was secured by collateral of $20,538,660 which was received as cash and subsequently invested in short-term investments currently valued at $20,538,660, as reported in the Portfolio of Investments, and $823,841 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 7.500%, maturing 7/14/16-2/15/46.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	3	September-16	$267,371	$264,420	$(2,951)
Russell 2000 Mini Index	5	September-16	585,388	573,700	(11,688)
S&P MidCap 400 E-Mini Index	8	September-16	1,198,482	1,194,400	(4,082)

					$(18,721)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$30,730,171	$396,413	$—	$31,126,584
Consumer Staples	6,214,160	—	—	6,214,160
Energy	3,233,035	—	—	3,233,035
Financials	13,579,849	—	—	13,579,849
Health Care	29,728,136	561,843	—	30,289,979
Industrials	26,987,664	—	—	26,987,664
Information Technology	39,101,983	—	—	39,101,983
Materials	6,724,994	—	—	6,724,994
Telecommunication Services	594,042	—	—	594,042
Utilities	483,899	—	—	483,899
Investment Companies
Exchange Traded Funds (ETFs)	171,251	—	—	171,251
Rights
Health Care	—	—	5,060	5,060
Telecommunication Services	—	—	1,204	1,204
Short-Term Investments
Investment Companies	3,212,978	—	—	3,212,978
Repurchase Agreements	—	20,538,660	—	20,538,660

Total Assets	$160,762,162	$21,496,916	$6,264	$182,265,342

Liabilities:
Futures	$(18,721)	$—	$—	$(18,721)

Total Liabilities	$(18,721)	$—	$—	$(18,721)

Total	$160,743,441	$21,496,916	$6,264	$182,246,621

(a)	A security with a market value of $1,269 transferred from Level 3 to Level 1 at the end of the period due to active trading.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(18,721	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$95,664

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$(4,569)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns and held forward foreign currency contracts for hedging.

The Portfolio held futures contracts with an average notional balance of approximately $2,027,000 during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$2,000,000	$—	$2,000,000	$(2,000,000)	$—
Deutsche Bank AG	1,300,000	—	1,300,000	(1,300,000)	—
HSBC Securities, Inc.	3,500,000	—	3,500,000	(3,500,000)	—
Merrill Lynch PFS, Inc.	4,538,660	—	4,538,660	(4,538,660)	—
Mizuho Securities USA, Inc.	200,000	—	200,000	(200,000)	—
Natixis	2,500,000	—	2,500,000	(2,500,000)	—
Nomura Securities Co., Ltd.	1,000,000	—	1,000,000	(1,000,000)	—
RBS Securities, Inc.	500,000	—	500,000	(500,000)	—
Societe Generale S.A.	5,000,000	—	5,000,000	(5,000,000)	—

Total	$20,538,660	$—	$20,538,660	$(20,538,660)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 23%)*	$45,290,414
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 22%)*	$46,132,240

*	During the period ended June 30, 2016, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,516,407
Aggregate gross unrealized depreciation	(9,845,864)

Net unrealized appreciation	$27,670,543

Federal income tax cost of investments	$154,594,799

For the six months ended June 30, 2016, the Portfolio incurred approximately $90 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Unaffiliated Issuers (Cost $133,225,870)	$161,726,682
Repurchase Agreements (Cost $20,538,660)	20,538,660
Cash	778,929
Foreign cash (Cost $2)	1
Cash held as collateral at broker	88,300
Receivable for securities sold	1,344,586
Dividends, interest and other receivables	72,720
Due from Custodian	45,613
Receivable from Separate Accounts for Trust shares sold	44,094
Due from broker for futures variation margin	34,604
Security lending income receivable	21,951
Other assets	1,771

Total assets	184,697,911

LIABILITIES
Payable on return of securities loaned	20,538,660
Payable for securities purchased	567,251
Investment management fees payable	81,198
Payable to Separate Accounts for Trust shares redeemed	67,185
Distribution fees payable – Class IB	22,369
Administrative fees payable	16,889
Trustees’ fees payable	4,991
Distribution fees payable – Class IA	2,503
Accrued expenses	60,193

Total liabilities	21,361,239

NET ASSETS	$163,336,672

Net assets were comprised of:
Paid in capital	$135,022,728
Accumulated undistributed net investment income (loss)	(156,008)
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(12,139)
Net unrealized appreciation (depreciation) on investments and futures	28,482,091

Net assets	$163,336,672

Class IA
Net asset value, offering and redemption price per share, $12,081,308 / 1,441,591 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.38

Class IB
Net asset value, offering and redemption price per share, $108,508,600 / 13,632,446 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.96

Class K
Net asset value, offering and redemption price per share, $42,746,764 / 5,021,342 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.51

(x)	Includes value of securities on loan of $20,879,241.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends (net of $10,600 foreign withholding tax)	$665,628
Interest	1,337
Securities lending (net)	36,060

Total income	703,025

EXPENSES
Investment management fees	622,676
Distribution fees – Class IB	130,948
Administrative fees	97,844
Custodian fees	84,572
Professional fees	33,787
Distribution fees – Class IA	14,679
Printing and mailing expenses	5,308
Trustees’ fees	2,016
Miscellaneous	3,483

Gross expenses	995,313
Less: Waiver from investment manager	(149,300)

Net expenses	846,013

NET INVESTMENT INCOME (LOSS)	(142,988)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	105,205
Futures	95,664
Foreign currency transactions	937

Net realized gain (loss)	201,806

Change in unrealized appreciation (depreciation) on:
Investments	(1,834,274)
Futures	(4,569)

Net change in unrealized appreciation (depreciation)	(1,838,843)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,637,037)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,780,025)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(142,988)	$(816,879)
Net realized gain (loss) on investments, futures and foreign currency transactions	201,806	12,887,338
Net change in unrealized appreciation (depreciation) on investments and futures	(1,838,843)	(14,227,791)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,780,025)	(2,157,332)

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	—	(1,155,930)
Class IB	—	(10,704,488)
Class K	—	(3,257,016)

TOTAL DISTRIBUTIONS	—	(15,117,434)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 16,486 and 108,584 shares, respectively ]	129,709	1,048,614
Capital shares issued in reinvestment of distributions [ 0 and 135,187 shares, respectively ]	—	1,155,930
Capital shares repurchased [ (79,927) and (269,834) shares, respectively ]	(642,516)	(2,572,594)

Total Class IA transactions	(512,807)	(368,050)

Class IB
Capital shares sold [ 711,365 and 1,512,584 shares, respectively ]	5,292,643	14,040,788
Capital shares issued in reinvestment of distributions [ 0 and 1,317,555 shares, respectively ]	—	10,704,488
Capital shares repurchased [ (1,297,469) and (1,824,583) shares, respectively ]	(9,731,517)	(16,831,776)

Total Class IB transactions	(4,438,874)	7,913,500

Class K
Capital shares sold [ 837,176 and 51,003 shares, respectively ]	6,260,248	505,608
Capital shares issued in reinvestment of distributions [ 0 and 375,720 shares, respectively ]	—	3,257,016
Capital shares repurchased [ (130,883) and (473,543) shares, respectively ]	(1,067,843)	(4,794,371)

Total Class K transactions	5,192,405	(1,031,747)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	240,724	6,513,703

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,539,301)	(10,761,063)
NET ASSETS:
Beginning of period	164,875,973	175,637,036

End of period (a)	$163,336,672	$164,875,973

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(156,008)	$(13,020)

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IA		2015	2014	2013	2012	2011
Net asset value, beginning of period	$8.50	$9.47	$10.08	$9.85	$8.54	$9.24

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)	(0.05)	(0.06)	(0.10)	(0.05)	(0.06)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.11)	(0.11)	0.54	3.91	1.36	(0.64)

Total from investment operations	(0.12)	(0.16)	0.48	3.81	1.31	(0.70)

Less distributions:
Distributions from net realized gains	—	(0.81)	(1.09)	(3.58)	—	—

Net asset value, end of period	$8.38	$8.50	$9.47	$10.08	$9.85	$8.54

Total return (b)	(1.41)%	(1.58)%	4.91%	40.15%	15.34%	(7.58)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,081	$12,799	$14,497	$15,677	$12,192	$11,871
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.15%	1.15%	1.23%	1.25%	1.26%	0.99%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.15%	1.15%	1.23%	1.25%	1.26%	0.99%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.34%	1.31%	1.36%	1.32%	1.27%	1.01%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.25)%	(0.52)%	(0.62)%	(0.82)%	(0.54)%	(0.59)%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.25)%	(0.52)%	(0.62)%	(0.82)%	(0.53)%	(0.59)%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.44)%	(0.68)%	(0.76)%	(0.89)%	(0.54)%	(0.60)%
Portfolio turnover rate (z)^	29%	44%	59%	66%	54%	64%

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IB		2015	2014	2013	2012	2011
Net asset value, beginning of period	$8.08	$9.04	$9.67	$9.56	$8.28	$8.99

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)	(0.05)	(0.06)	(0.09)	(0.05)	(0.07)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.11)	(0.10)	0.52	3.78	1.33	(0.64)

Total from investment operations	(0.12)	(0.15)	0.46	3.69	1.28	(0.71)

Less distributions:
Distributions from net realized gains	—	(0.81)	(1.09)	(3.58)	—	—

Net asset value, end of period	$7.96	$8.08	$9.04	$9.67	$9.56	$8.28

Total return (b)	(1.49)%	(1.53)%	4.92%	40.14%	15.46%	(7.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$108,509	$114,846	$119,389	$122,032	$402,021	$377,314
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.15%	1.15%	1.23%	1.25%	1.26%	1.24	%(c)
After waivers, reimbursements and fees paid indirectly (a)(f)	1.15%	1.15%	1.23%	1.25%	1.26%	1.24%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.34%	1.31%	1.36%	1.28%	1.27%	1.26	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.25)%	(0.52)%	(0.62)%	(0.80)%	(0.53)%	(0.81)%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.25)%	(0.52)%	(0.62)%	(0.80)%	(0.53)%	(0.81)%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.44)%	(0.68)%	(0.76)%	(0.83)%	(0.54)%	(0.82)%
Portfolio turnover rate (z)^	29%	44%	59%	66%	54%	64%

See Notes to Financial Statements.

1386

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				August 26, 2011* to December 31, 2011
Class K		2015	2014	2013	2012
Net asset value, beginning of period	$8.63	$9.57	$10.16	$9.88	$8.54	$8.22

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	(0.03)	(0.04)	(0.07)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.12)	(0.10)	0.54	3.93	1.37	0.33

Total from investment operations	(0.12)	(0.13)	0.50	3.86	1.34	0.32

Less distributions:
Distributions from net realized gains	—	(0.81)	(1.09)	(3.58)	—	—

Net asset value, end of period	$8.51	$8.63	$9.57	$10.16	$9.88	$8.54

Total return (b)	(1.39)%	(1.24)%	5.07%	40.57%	15.69%	3.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$42,747	$37,231	$41,750	$47,116	$41,104	$56,983
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%	0.90%	0.98%	1.00%	1.01%	1.00%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.90%	0.90%	0.98%	1.00%	1.01%	1.00%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.09%	1.06%	1.11%	1.07%	1.02%	1.01	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	— %‡‡	(0.27)%	(0.37)%	(0.57)%	(0.29)%	(0.48)%
After waivers, reimbursements and fees paid indirectly (a)(f)	— %‡‡	(0.27)%	(0.37)%	(0.56)%	(0.29)%	(0.48)%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.19)%	(0.43)%	(0.50)%	(0.64)%	(0.30)%	(0.48)%
Portfolio turnover rate (z)^	29%	44%	59%	66%	54%	64%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
‡‡	Amount is less than 0.005%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1387

MULTIMANAGER MID CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Financials	32.7%
Industrials	11.6
Information Technology	10.8
Consumer Discretionary	10.8
Utilities	7.0
Health Care	6.8
Repurchase Agreements	5.9
Energy	5.8
Consumer Staples	4.9
Materials	4.8
Investment Companies	3.3
Telecommunication Services	0.9
Cash and Other	(5.3)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$1,049.02	$5.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.15	5.77
Class IB
Actual	1,000.00	1,048.46	5.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.15	5.77
Class K
Actual	1,000.00	1,050.53	4.59
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.39	4.52

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.15%, 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

1388

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.8%)
Auto Components (1.2%)
BorgWarner, Inc.	32,208	$950,780
Cooper Tire & Rubber Co.	2,649	78,993
Cooper-Standard Holding, Inc.*	55	4,345
Dana Holding Corp.	7,119	75,177
Federal-Mogul Holdings Corp.*	1,330	11,052
Gentex Corp.	4,792	74,036
Goodyear Tire & Rubber Co.	30,931	793,690
Lear Corp.	609	61,972
Metaldyne Performance Group, Inc. (x)	191	2,626
Modine Manufacturing Co.*	2,203	19,386
Motorcar Parts of America, Inc.*	63	1,712
Spartan Motors, Inc.	1,433	8,971
Standard Motor Products, Inc.	414	16,469
Strattec Security Corp.	134	5,463
Superior Industries International, Inc.	1,108	29,672
Tower International, Inc.	984	20,251

		2,154,595

Distributors (0.0%)
Weyco Group, Inc.	281	7,806

Diversified Consumer Services (0.3%)
American Public Education, Inc.*	739	20,766
Apollo Education Group, Inc.*	4,461	40,684
Ascent Capital Group, Inc., Class A*	590	9,080
Bridgepoint Education, Inc.*	774	5,604
Cambium Learning Group, Inc. (x)*	552	2,489
Career Education Corp.*	3,086	18,362
Carriage Services, Inc.	85	2,013
Chegg, Inc. (x)*	2,164	10,820
DeVry Education Group, Inc. (x)	2,998	53,484
Graham Holdings Co., Class B	207	101,335
H&R Block, Inc.	10,818	248,814
Houghton Mifflin Harcourt Co.*	1,974	30,854
K12, Inc.*	1,555	19,422
Regis Corp.*	1,719	21,402
Sotheby’s, Inc. (x)	1,099	30,113
Strayer Education, Inc.*	301	14,788
Weight Watchers International, Inc. (x)*	104	1,209

		631,239

Hotels, Restaurants & Leisure (1.1%)
Aramark	23,864	797,535
Belmond Ltd., Class A*	4,004	39,640
Biglari Holdings, Inc.*	44	17,747
Caesars Acquisition Co., Class A*	2,140	24,011
Caesars Entertainment Corp. (x)*	2,546	19,579
Carrols Restaurant Group, Inc.*	261	3,106
Century Casinos, Inc.*	432	2,691
Choice Hotels International, Inc.	489	23,286
Cracker Barrel Old Country Store, Inc. (x)	54	9,259
Del Frisco’s Restaurant Group, Inc.*	1,013	14,506
Del Taco Restaurants, Inc. (x)*	1,034	$9,409
Denny’s Corp.*	1,204	12,919
DineEquity, Inc.	367	31,114
El Pollo Loco Holdings, Inc.*	941	12,233
Eldorado Resorts, Inc.*	156	2,370
Empire Resorts, Inc. (x)*	13	205
Extended Stay America, Inc.	2,973	44,446
Fiesta Restaurant Group, Inc.*	223	4,864
Fogo De Chao, Inc. (x)*	207	2,703
Golden Entertainment, Inc. (x)	349	4,080
Hyatt Hotels Corp., Class A*	1,078	52,973
International Game Technology plc	4,503	84,386
International Speedway Corp., Class A	1,301	43,518
Interval Leisure Group, Inc.	4,903	77,958
Intrawest Resorts Holdings, Inc.*	827	10,735
J Alexander’s Holdings, Inc.*	623	6,186
Jack in the Box, Inc.	345	29,642
Kona Grill, Inc. (x)*	181	1,940
La Quinta Holdings, Inc.*	3,207	36,560
Luby’s, Inc.*	857	4,302
Marcus Corp.	848	17,893
Marriott Vacations Worldwide Corp.	996	68,216
Monarch Casino & Resort, Inc.*	439	9,645
Noodles & Co. (x)*	173	1,692
Penn National Gaming, Inc.*	522	7,282
Pinnacle Entertainment, Inc.*	2,515	27,866
Red Lion Hotels Corp.*	538	3,906
Red Robin Gourmet Burgers, Inc.*	1,111	52,695
Ruby Tuesday, Inc.*	2,875	10,379
SeaWorld Entertainment, Inc. (x)	26,866	384,990
Speedway Motorsports, Inc.	510	9,053
Wendy’s Co.	4,322	41,578

		2,059,098

Household Durables (2.7%)
Bassett Furniture Industries, Inc.	238	5,698
Beazer Homes USA, Inc. (x)*	1,445	11,199
CalAtlantic Group, Inc.	3,179	116,701
Century Communities, Inc.*	658	11,410
CSS Industries, Inc.	405	10,858
Flexsteel Industries, Inc.	265	10,499
GoPro, Inc., Class A (x)*	4,852	52,450
Green Brick Partners, Inc. (x)*	1,069	7,772
Harman International Industries, Inc.	1,817	130,497
Hooker Furniture Corp.	450	9,670
Hovnanian Enterprises, Inc., Class A (x)*	5,536	9,300
KB Home (x)	3,176	48,307
La-Z-Boy, Inc.	1,491	41,480
Lennar Corp., Class A	15,421	710,908
Lennar Corp., Class B	248	9,238
LGI Homes, Inc. (x)*	71	2,268
Libbey, Inc.	955	15,175
Lifetime Brands, Inc.	506	7,383
M.D.C. Holdings, Inc.	1,219	29,670
M/I Homes, Inc.*	941	17,719

See Notes to Financial Statements.

1389

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Meritage Homes Corp.*	1,748	$65,620
NACCO Industries, Inc., Class A	187	10,472
New Home Co., Inc. (x)*	357	3,406
Newell Brands, Inc.	38,562	1,872,956
NVR, Inc.*	290	516,299
PulteGroup, Inc.	11,692	227,877
Toll Brothers, Inc.*	3,967	106,752
TopBuild Corp.*	1,607	58,173
TRI Pointe Group, Inc.*	6,777	80,104
UCP, Inc., Class A (x)*	290	2,326
WCI Communities, Inc.*	1,052	17,779
Whirlpool Corp.	4,938	822,868
William Lyon Homes, Class A (x)*	1,167	18,812
ZAGG, Inc.*	1,187	6,232

		5,067,878

Internet & Catalog Retail (0.1%)
1-800-Flowers.com, Inc., Class A*	859	7,748
FTD Cos., Inc.*	894	22,314
Lands’ End, Inc. (x)*	629	10,328
Liberty Ventures*	5,204	192,913

		233,303

Leisure Products (0.4%)
Arctic Cat, Inc. (x)	373	6,341
Brunswick Corp.	11,157	505,635
Callaway Golf Co.	2,819	28,782
Escalade, Inc.	341	3,492
JAKKS Pacific, Inc. (x)*	777	6,146
Johnson Outdoors, Inc., Class A	230	5,911
Performance Sports Group Ltd. (x)*	1,946	5,838
Vista Outdoor, Inc.*	2,413	115,173

		677,318

Media (1.9%)
AMC Entertainment Holdings, Inc., Class A	895	24,711
AMC Networks, Inc., Class A*	7,395	446,806
Carmike Cinemas, Inc.*	405	12,199
Clear Channel Outdoor Holdings, Inc., Class A	1,003	6,239
Daily Journal Corp. (x)*	19	4,503
Entercom Communications Corp., Class A	1,168	15,850
Eros International plc (x)*	1,269	20,647
EW Scripps Co., Class A*	2,828	44,795
Gannett Co., Inc.	5,673	78,344
Global Eagle Entertainment, Inc.*	2,046	13,585
Gray Television, Inc.*	1,184	12,846
Hemisphere Media Group, Inc. (x)*	43	507
John Wiley & Sons, Inc., Class A	2,176	113,544
Liberty Braves Group, Class A*	376	5,655
Liberty Braves Group, Class C (x)*	1,413	20,715
Liberty Media Group, Class A (x)*	898	17,188
Liberty Media Group, Class C (x)*	1,855	35,189
Lions Gate Entertainment Corp. (x)	1,617	$32,712
Live Nation Entertainment, Inc.*	2,683	63,050
Madison Square Garden Co., Class A*	831	143,356
MDC Partners, Inc., Class A (x)	1,715	31,367
Media General, Inc.*	5,242	90,110
Meredith Corp.	1,808	93,853
MSG Networks, Inc., Class A*	1,890	28,993
National CineMedia, Inc.	2,968	45,945
New Media Investment Group, Inc.	1,612	29,129
New York Times Co., Class A	52,314	632,999
Reading International, Inc., Class A*	615	7,681
Regal Entertainment Group, Class A (x)	2,804	61,800
Saga Communications, Inc., Class A (x)	167	6,603
Salem Media Group, Inc.	459	3,314
Scholastic Corp. (x)	1,255	49,711
TEGNA, Inc.	49,917	1,156,577
Time, Inc.	4,749	78,168
Townsquare Media, Inc., Class A (x)*	302	2,383
Tribune Media Co., Class A (x)	3,426	134,231
tronc, Inc.	626	8,639

		3,573,944

Multiline Retail (0.1%)
Dillard’s, Inc., Class A (x)	919	55,691
Fred’s, Inc., Class A	1,780	28,676
J.C. Penney Co., Inc. (x)*	14,808	131,495
Sears Holdings Corp. (x)*	590	8,030
Tuesday Morning Corp.*	2,101	14,749

		238,641

Specialty Retail (2.0%)
Aaron’s, Inc.	46,450	1,016,790
Abercrombie & Fitch Co., Class A	3,254	57,954
American Eagle Outfitters, Inc. (x)	1,032	16,440
America’s Car-Mart, Inc. (x)*	312	8,811
Ascena Retail Group, Inc. (x)*	5,475	38,270
AutoNation, Inc.*	1,886	88,604
Barnes & Noble Education, Inc.*	1,882	19,102
Barnes & Noble, Inc.	2,991	33,948
Big 5 Sporting Goods Corp.	838	7,768
Boot Barn Holdings, Inc. (x)*	634	5,465
Buckle, Inc.	906	23,547
Build-A-Bear Workshop, Inc.*	604	8,106
Burlington Stores, Inc.*	1,452	96,863
Cabela’s, Inc.*	2,120	106,127
Caleres, Inc.	2,043	49,461
Cato Corp., Class A	1,021	38,512
Chico’s FAS, Inc.	632	6,769
Citi Trends, Inc.	678	10,529
Conn’s, Inc. (x)*	1,077	8,099
Container Store Group, Inc. (x)*	494	2,643
CST Brands, Inc.	3,579	154,183
Destination XL Group, Inc.*	1,279	5,845

See Notes to Financial Statements.

1390

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Dick’s Sporting Goods, Inc.	924	$41,635
DSW, Inc., Class A	3,236	68,538
Express, Inc.*	3,589	52,076
Finish Line, Inc., Class A	1,499	30,265
Foot Locker, Inc.	662	36,317
GameStop Corp., Class A (x)	5,013	133,246
Genesco, Inc.*	870	55,950
Group 1 Automotive, Inc.	766	37,810
Guess?, Inc. (x)	2,901	43,660
Haverty Furniture Cos., Inc.	913	16,461
Hibbett Sports, Inc. (x)*	233	8,106
Kirkland’s, Inc.*	366	5,373
Lumber Liquidators Holdings, Inc. (x)*	1,250	19,275
MarineMax, Inc.*	572	9,707
Michaels Cos., Inc.*	1,035	29,435
Murphy USA, Inc.*	703	52,134
Office Depot, Inc.*	26,447	87,540
Party City Holdco, Inc.*	722	10,043
Penske Automotive Group, Inc.	1,829	57,540
Pier 1 Imports, Inc. (x)	3,276	16,839
Rent-A-Center, Inc. (x)	2,524	30,995
Restoration Hardware Holdings, Inc. (x)*	1,865	53,488
Shoe Carnival, Inc.	661	16,565
Sonic Automotive, Inc., Class A	1,330	22,756
Sportsman’s Warehouse Holdings, Inc. (x)*	473	3,812
Stage Stores, Inc. (x)	1,420	6,930
Staples, Inc.	100,656	867,655
Tailored Brands, Inc. (x)	1,583	20,041
Tilly’s, Inc., Class A*	538	3,115
Urban Outfitters, Inc.*	945	25,988
Vitamin Shoppe, Inc.*	1,156	35,339
West Marine, Inc.*	853	7,157
Zumiez, Inc. (x)*	851	12,178

		3,721,805

Textiles, Apparel & Luxury Goods (1.0%)
Deckers Outdoor Corp.*	1,456	83,749
Delta Apparel, Inc.*	323	7,284
Fossil Group, Inc. (x)*	2,011	57,374
G-III Apparel Group Ltd.*	418	19,111
Hanesbrands, Inc.	22,885	575,100
Iconix Brand Group, Inc. (x)*	2,149	14,527
Movado Group, Inc.	739	16,022
Perry Ellis International, Inc.*	560	11,267
Ralph Lauren Corp.	2,873	257,478
Sequential Brands Group, Inc. (x)*	1,869	14,915
Steven Madden Ltd.*	22,525	769,904
Unifi, Inc.*	740	20,150
Vera Bradley, Inc.*	305	4,322
Vince Holding Corp. (x)*	892	4,888
Wolverine World Wide, Inc.	3,893	79,106

		1,935,197

Total Consumer Discretionary		20,300,824

Consumer Staples (4.9%)
Beverages (0.6%)
Craft Brew Alliance, Inc. (x)*	303	3,491
Molson Coors Brewing Co., Class B	11,080	$1,120,520

		1,124,011

Food & Staples Retailing (0.2%)
Andersons, Inc.	1,346	47,837
Ingles Markets, Inc., Class A	641	23,909
Natural Grocers by Vitamin Cottage, Inc. (x)*	417	5,442
Smart & Final Stores, Inc.*	327	4,869
SpartanNash Co.	1,776	54,310
SUPERVALU, Inc.*	12,314	58,122
United Natural Foods, Inc.*	2,366	110,729
Village Super Market, Inc., Class A	311	8,985
Weis Markets, Inc.	437	22,090

		336,293

Food Products (3.2%)
Alico, Inc.	158	4,780
B&G Foods, Inc.	25,834	1,245,199
Cal-Maine Foods, Inc. (x)	334	14,803
Darling Ingredients, Inc.*	5,756	85,764
Dean Foods Co.	2,387	43,181
Flowers Foods, Inc.	64,440	1,208,250
Fresh Del Monte Produce, Inc.	1,446	78,706
Hain Celestial Group, Inc.*	1,241	61,740
Ingredion, Inc.	1,012	130,963
John B. Sanfilippo & Son, Inc.	286	12,192
Landec Corp.*	990	10,652
Omega Protein Corp.*	999	19,970
Pilgrim’s Pride Corp. (x)	2,438	62,120
Pinnacle Foods, Inc.	23,516	1,088,556
Post Holdings, Inc.*	17,840	1,475,190
Sanderson Farms, Inc.	957	82,914
Seaboard Corp.*	12	34,448
Seneca Foods Corp., Class A*	369	13,361
Snyder’s-Lance, Inc.	3,824	129,595
TreeHouse Foods, Inc.*	1,816	186,412

		5,988,796

Household Products (0.1%)
Central Garden & Pet Co.*	358	8,173
Central Garden & Pet Co., Class A*	1,454	31,566
Energizer Holdings, Inc.	2,044	105,246
Oil-Dri Corp. of America	206	7,113

		152,098

Personal Products (0.8%)
Avon Products, Inc.	16,592	62,718
Coty, Inc., Class A (x)	21,308	553,795
Edgewell Personal Care Co.*	8,741	737,828
Elizabeth Arden, Inc.*	71	977
Inter Parfums, Inc.	465	13,285
Nature’s Sunshine Products, Inc.	508	4,841
Nu Skin Enterprises, Inc., Class A (x)	1,902	87,853
Nutraceutical International Corp.*	378	8,751
Revlon, Inc., Class A*	392	12,615

See Notes to Financial Statements.

1391

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Synutra International, Inc.*	694	$2,644

		1,485,307

Tobacco (0.0%)
Alliance One International, Inc.*	366	5,637
Universal Corp. (x)	1,060	61,204
Vector Group Ltd. (x)	2,372	53,180

		120,021

Total Consumer Staples		9,206,526

Energy (5.8%)
Energy Equipment & Services (1.5%)
Archrock, Inc.	3,135	29,532
Atwood Oceanics, Inc. (x)	3,203	40,102
Bristow Group, Inc.	1,581	18,039
CARBO Ceramics, Inc. (x)	881	11,541
Dawson Geophysical Co.*	1,178	9,601
Diamond Offshore Drilling, Inc.	3,129	76,129
Dril-Quip, Inc.*	1,828	106,810
Ensco plc, Class A	14,508	140,873
Era Group, Inc.*	904	8,498
Exterran Corp.*	1,567	20,136
Fairmount Santrol Holdings, Inc. (x)*	3,189	24,587
FMC Technologies, Inc.*	10,888	290,383
Forum Energy Technologies, Inc.*	2,861	49,524
Frank’s International N.V.	1,685	24,618
Geospace Technologies Corp. (x)*	610	9,986
Helix Energy Solutions Group, Inc.*	4,789	32,374
Helmerich & Payne, Inc. (x)	4,241	284,698
Hornbeck Offshore Services, Inc. (x)*	1,435	11,968
Independence Contract Drilling, Inc.*	1,398	7,591
Matrix Service Co.*	1,231	20,299
McDermott International, Inc. (x)*	11,414	56,385
Nabors Industries Ltd.	13,213	132,791
Natural Gas Services Group, Inc.*	583	13,351
Newpark Resources, Inc.*	3,809	22,054
Noble Corp. plc	11,726	96,622
Oceaneering International, Inc.	4,724	141,059
Oil States International, Inc.*	2,430	79,898
Parker Drilling Co.*	5,700	13,053
Patterson-UTI Energy, Inc.	6,875	146,575
PHI, Inc. (Non-Voting)*	513	9,172
Pioneer Energy Services Corp.*	2,981	13,713
RigNet, Inc. (x)*	556	7,445
Rowan Cos., plc, Class A	6,091	107,567
RPC, Inc. (x)*	2,840	44,105
SEACOR Holdings, Inc.*	812	47,055
Seadrill Ltd. (x)*	17,831	57,772
Solar Cayman Ltd. (b)*§†	50,828	10,166
Superior Energy Services, Inc.	7,225	133,012
Tesco Corp.	1,802	12,055
TETRA Technologies, Inc.*	1,342	8,549
Tidewater, Inc. (x)	2,118	9,340
Transocean Ltd. (x)	16,668	198,182
Unit Corp.*	2,470	$38,433
Weatherford International plc*	42,983	238,556
Willbros Group, Inc. (x)*	1,965	4,971

		2,859,170

Oil, Gas & Consumable Fuels (4.3%)
Abraxas Petroleum Corp.*	4,606	5,205
Adams Resources & Energy, Inc.	106	4,081
Alon USA Energy, Inc.	1,394	9,033
Ardmore Shipping Corp.	860	5,822
Bill Barrett Corp.*	2,417	15,445
California Resources Corp. (x)	1,816	22,155
Carrizo Oil & Gas, Inc. (x)*	11,056	396,358
Chesapeake Energy Corp.*	27,060	115,817
Cimarex Energy Co.	17,290	2,063,043
Clayton Williams Energy, Inc. (x)*	286	7,854
Clean Energy Fuels Corp. (x)*	4,161	14,439
Cobalt International Energy, Inc. (x)*	20,216	27,089
CONSOL Energy, Inc. (x)	11,071	178,132
Contango Oil & Gas Co.*	896	10,967
CVR Energy, Inc. (x)	738	11,439
Delek U.S. Holdings, Inc.	2,954	39,022
Denbury Resources, Inc. (x)*	17,471	62,721
DHT Holdings, Inc.	4,469	22,479
Diamondback Energy, Inc.	2,650	241,707
Dorian LPG Ltd.*	1,166	8,220
Earthstone Energy, Inc.*	107	1,153
Eclipse Resources Corp. (x)*	2,388	7,976
Energen Corp.	4,719	227,503
EP Energy Corp., Class A (x)*	2,045	10,593
EQT Corp.	6,383	494,236
Erin Energy Corp. (x)*	667	1,607
EXCO Resources, Inc. (x)*	6,791	8,828
Frontline Ltd. (x)	3,147	24,767
GasLog Ltd. (x)	1,875	24,338
Gener8 Maritime, Inc.*	1,921	12,294
Golar LNG Ltd. (x)	4,206	65,193
Green Plains, Inc.	1,709	33,702
Gulfport Energy Corp.*	6,136	191,811
HollyFrontier Corp.	7,819	185,858
Jones Energy, Inc., Class A*	1,357	5,591
Kosmos Energy Ltd.*	8,074	44,003
Laredo Petroleum, Inc. (x)*	6,625	69,430
Memorial Resource Development Corp.*	4,086	64,886
Murphy Oil Corp.	7,934	251,905
Navios Maritime Acquisition Corp.	3,794	5,957
Newfield Exploration Co.*	7,211	318,582
Nordic American Tankers Ltd. (x)	4,161	57,796
Northern Oil and Gas, Inc. (x)*	2,912	13,453
Oasis Petroleum, Inc.*	8,780	82,005
Overseas Shipholding Group, Inc., Class A	1,743	19,156
Pacific Ethanol, Inc. (x)*	1,516	8,262
Panhandle Oil and Gas, Inc., Class A	472	7,868
Par Pacific Holdings, Inc. (x)*	848	13,008
Parsley Energy, Inc., Class A*	6,807	184,197

See Notes to Financial Statements.

1392

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares		Value (Note 1)
PBF Energy, Inc., Class A	4,744		$112,812
PDC Energy, Inc.*	2,284		131,581
QEP Resources, Inc.	10,566		186,279
Renewable Energy Group, Inc.*	2,027		17,898
REX American Resources Corp.*	278		16,633
Rice Energy, Inc.*	30,867		680,309
Ring Energy, Inc.*	1,948		17,181
RSP Permian, Inc.*	3,889		135,687
Sanchez Energy Corp. (x)*	2,045		14,438
Scorpio Tankers, Inc.	8,401		35,284
SemGroup Corp., Class A	2,130		69,353
Ship Finance International Ltd. (x)	2,789		41,110
SM Energy Co. (x)	3,251		87,777
Stone Energy Corp.*	—	@	1
Synergy Resources Corp. (x)*	8,193		54,565
Targa Resources Corp.	7,529		317,272
Teekay Corp.	2,097		14,952
Teekay Tankers Ltd., Class A	5,572		16,605
W&T Offshore, Inc. (x)*	1,760		4,083
Western Refining, Inc.	3,297		68,017
Westmoreland Coal Co. (x)*	831		7,911
Whiting Petroleum Corp. (x)*	9,730		90,100
World Fuel Services Corp.	3,329		158,094
WPX Energy, Inc.*	13,506		125,741

			8,100,669

Total Energy			10,959,839

Financials (32.7%)
Banks (9.3%)
1st Source Corp.	784		25,394
Access National Corp.	312		6,087
ACNB Corp. (x)	251		6,303
Allegiance Bancshares, Inc.*	475		11,818
American National Bankshares, Inc.	427		10,752
Ameris Bancorp	447		13,276
Ames National Corp.	410		10,996
Arrow Financial Corp.	533		16,145
Associated Banc-Corp	7,118		122,074
Atlantic Capital Bancshares, Inc. (x)*	668		9,659
Banc of California, Inc.	724		13,104
BancFirst Corp.	352		21,233
Banco Latinoamericano de Comercio Exterior S.A., Class E	1,444		38,266
Bancorp, Inc.*	1,558		9,379
BancorpSouth, Inc.	4,169		94,595
Bank of Hawaii Corp.	13,198		908,022
Bank of Marin Bancorp/California	278		13,447
BankUnited, Inc.	37,945		1,165,670
Bankwell Financial Group, Inc. (x)	222		4,897
Banner Corp.	1,427		60,705
Bar Harbor Bankshares	299		10,495
BBCN Bancorp, Inc.	3,725		55,577
Berkshire Hills Bancorp, Inc.	1,411		37,984
Blue Hills Bancorp, Inc. (x)	1,362		20,103
BNC Bancorp	1,629		36,995
BOK Financial Corp. (x)	14,273		$894,917
Boston Private Financial Holdings, Inc.	3,907		46,024
Bridge Bancorp, Inc.	788		22,379
Brookline Bancorp, Inc.	3,329		36,719
Bryn Mawr Bank Corp.	814		23,769
BSB Bancorp, Inc./Massachusetts*	366		8,290
C&F Financial Corp. (x)	138		6,177
Camden National Corp.	473		19,866
Capital Bank Financial Corp., Class A	452		13,018
Capital City Bank Group, Inc.	441		6,139
Cardinal Financial Corp.	1,439		31,572
Carolina Financial Corp. (x)	463		8,649
Cascade Bancorp*	1,408		7,800
Cathay General Bancorp	3,566		100,561
CenterState Banks, Inc.	2,252		35,469
Central Pacific Financial Corp.	1,410		33,276
Central Valley Community Bancorp	380		5,320
Century Bancorp, Inc./Massachusetts, Class A	149		6,307
Chemical Financial Corp. (x)	1,830		68,241
Chemung Financial Corp. (x)	127		3,727
Citizens & Northern Corp.	590		11,930
Citizens Financial Group, Inc.	25,988		519,240
City Holding Co.	718		32,647
CNB Financial Corp./Pennsylvania	699		12,442
CoBiz Financial, Inc.	1,607		18,802
Codorus Valley Bancorp, Inc.	318		6,478
Columbia Banking System, Inc.	2,774		77,838
Commerce Bancshares, Inc./Missouri	4,029		192,989
Community Bank System, Inc.	2,062		84,728
Community Trust Bancorp, Inc.	741		25,683
CommunityOne Bancorp (x)*	511		6,459
ConnectOne Bancorp, Inc.	1,380		21,652
CU Bancorp*	772		17,548
Cullen/Frost Bankers, Inc. (x)	2,534		161,492
Customers Bancorp, Inc.*	743		18,672
CVB Financial Corp.	4,958		81,262
Eagle Bancorp, Inc.*	334		16,069
East West Bancorp, Inc.	16,146		551,870
Enterprise Bancorp, Inc./Massachusetts (x)	380		9,116
Enterprise Financial Services Corp.	946		26,384
Equity Bancshares, Inc., Class A (x)*	145		3,210
F.N.B. Corp./Pennsylvania	10,088		126,504
Farmers Capital Bank Corp.	324		8,861
Farmers National Banc Corp.	1,063		9,354
FCB Financial Holdings, Inc., Class A*	1,453		49,402
Fidelity Southern Corp.	982		15,388
Financial Institutions, Inc.	670		17,467
First Bancorp, Inc./Maine	522		11,244
First Bancorp/North Carolina	913		16,051
First BanCorp/Puerto Rico*	5,285		20,981

See Notes to Financial Statements.

1393

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
First Busey Corp.	1,481	$31,679
First Business Financial Services, Inc.	406	9,529
First Citizens BancShares, Inc./North Carolina, Class A	359	92,949
First Commonwealth Financial Corp.	4,040	37,168
First Community Bancshares, Inc./Virginia	777	17,436
First Community Financial Partners, Inc. (x)*	613	5,394
First Connecticut Bancorp, Inc./Connecticut	780	12,917
First Financial Bancorp	2,890	56,210
First Financial Bankshares, Inc. (x)	1,265	41,479
First Financial Corp./Indiana	530	19,409
First Financial Northwest, Inc. (x)	322	4,276
First Foundation, Inc. (x)*	431	9,266
First Horizon National Corp.	56,563	779,438
First Internet Bancorp	236	5,622
First Interstate BancSystem, Inc., Class A	891	25,037
First Merchants Corp.	1,896	47,267
First Mid-Illinois Bancshares, Inc. (x)	234	5,850
First Midwest Bancorp, Inc./Illinois	3,833	67,307
First NBC Bank Holding Co.*	709	11,904
First Niagara Financial Group, Inc.	16,832	163,944
First Northwest Bancorp (x)*	467	5,950
First of Long Island Corp.	670	19,209
First Republic Bank/California	18,597	1,301,604
FirstMerit Corp.	7,932	160,782
Flushing Financial Corp.	1,391	27,653
Franklin Financial Network, Inc.*	351	11,007
Fulton Financial Corp.	8,230	111,105
German American Bancorp, Inc.	616	19,694
Glacier Bancorp, Inc.	3,643	96,831
Great Southern Bancorp, Inc.	473	17,487
Great Western Bancorp, Inc.	2,840	89,574
Green Bancorp, Inc.*	742	6,470
Guaranty Bancorp	653	10,905
Hampton Roads Bankshares, Inc.*	1,460	2,613
Hancock Holding Co.	3,640	95,040
Hanmi Financial Corp.	1,510	35,470
Heartland Financial USA, Inc.	1,043	36,807
Heritage Commerce Corp.	1,155	12,162
Heritage Financial Corp./Washington	1,369	24,067
Heritage Oaks Bancorp	1,029	8,170
Hilltop Holdings, Inc.*	3,630	76,194
HomeTrust Bancshares, Inc.*	881	16,298
Horizon Bancorp/Indiana	502	12,620
Huntington Bancshares, Inc./Ohio	38,159	341,141
IBERIABANK Corp.	1,956	116,832
Independent Bank Corp./Massachusetts	1,221	55,800
Independent Bank Corp./Michigan	1,103	16,005
Independent Bank Group, Inc.	527	$22,614
International Bancshares Corp.	2,534	66,112
Investors Bancorp, Inc.	14,319	158,655
Lakeland Bancorp, Inc. (x)	1,664	18,936
Lakeland Financial Corp.	787	36,997
LCNB Corp. (x)	343	5,419
LegacyTexas Financial Group, Inc.	2,236	60,171
Macatawa Bank Corp. (x)	1,174	8,711
MainSource Financial Group, Inc.	1,080	23,814
MB Financial, Inc.	3,358	121,828
MBT Financial Corp.	850	6,800
Mercantile Bank Corp.	794	18,945
Merchants Bancshares, Inc./Vermont	255	7,772
Middleburg Financial Corp. (x)	197	5,358
Midland States Bancorp, Inc. (x)*	171	3,709
MidWestOne Financial Group, Inc.	389	11,110
MutualFirst Financial, Inc. (x)	224	6,126
National Bankshares, Inc./Virginia	336	11,733
National Commerce Corp.*	400	9,328
NBT Bancorp, Inc.	2,059	58,949
Nicolet Bankshares, Inc. (x)*	326	12,414
Northrim BanCorp, Inc.	292	7,677
OFG Bancorp	1,973	16,376
Old Line Bancshares, Inc.	363	6,534
Old National Bancorp/Indiana	6,189	77,548
Old Second Bancorp, Inc.	1,419	9,692
Opus Bank	307	10,377
Orrstown Financial Services, Inc. (x)	277	5,000
Pacific Continental Corp.	946	14,862
Pacific Mercantile Bancorp*	650	4,615
Pacific Premier Bancorp, Inc.*	977	23,448
PacWest Bancorp	5,700	226,746
Park National Corp. (x)	634	58,189
Park Sterling Corp.	2,140	15,173
Peapack-Gladstone Financial Corp.	702	12,994
Penns Woods Bancorp, Inc. (x)	241	10,120
Peoples Bancorp, Inc./Ohio	819	17,846
Peoples Financial Services Corp. (x)	330	12,916
People’s United Financial, Inc.	14,870	217,994
People’s Utah Bancorp	616	10,226
Pinnacle Financial Partners, Inc.	1,768	86,367
Popular, Inc.	31,319	917,647
Preferred Bank/California	560	16,170
Premier Financial Bancorp, Inc. (x)	362	6,100
PrivateBancorp, Inc.	3,776	166,257
Prosperity Bancshares, Inc.	3,272	166,839
QCR Holdings, Inc.	522	14,193
Renasant Corp.	1,947	62,947
Republic Bancorp, Inc./Kentucky, Class A	475	13,124
Republic First Bancorp, Inc. (x)*	1,650	7,111
S&T Bancorp, Inc.	1,630	39,853
Sandy Spring Bancorp, Inc.	1,162	33,768

See Notes to Financial Statements.

1394

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Seacoast Banking Corp. of Florida*	1,422	$23,093
Shore Bancshares, Inc.	538	6,321
Sierra Bancorp	554	9,246
Signature Bank/New York*	1,051	131,291
Simmons First National Corp., Class A	1,396	64,474
South State Corp.	1,130	76,896
Southern First Bancshares, Inc.*	268	6,459
Southern National Bancorp of Virginia, Inc. (x)	458	5,565
Southside Bancshares, Inc.	1,188	36,733
Southwest Bancorp, Inc./Oklahoma	875	14,814
State Bank Financial Corp.	1,691	34,412
Sterling Bancorp/Delaware	6,077	95,409
Stock Yards Bancorp, Inc.	1,049	29,599
Stonegate Bank	525	16,942
Suffolk Bancorp	547	17,127
Summit Financial Group, Inc. (x)	371	6,492
Sun Bancorp, Inc./New Jersey*	414	8,553
SVB Financial Group*	4,489	427,173
Synovus Financial Corp.	5,975	173,215
Talmer Bancorp, Inc., Class A	702	13,457
TCF Financial Corp.	7,905	99,998
Texas Capital Bancshares, Inc.*	2,055	96,092
Tompkins Financial Corp.	708	46,020
Towne Bank/Virginia (x)	2,661	57,611
TriCo Bancshares	1,085	29,946
TriState Capital Holdings, Inc.*	996	13,675
Triumph Bancorp, Inc.*	668	10,688
Trustmark Corp.	3,155	78,402
UMB Financial Corp.	2,145	114,135
Umpqua Holdings Corp.	10,566	163,456
Union Bankshares Corp.	2,109	52,113
United Bankshares, Inc./West Virginia (x)	3,238	121,457
United Community Banks, Inc./Georgia	3,286	60,101
Univest Corp. of Pennsylvania	944	19,843
Valley National Bancorp	11,871	108,264
Veritex Holdings, Inc. (x)*	265	4,245
Washington Trust Bancorp, Inc.	702	26,620
WashingtonFirst Bankshares, Inc. (x)	346	7,477
Webster Financial Corp.	16,041	544,592
WesBanco, Inc.	1,798	55,828
West Bancorp, Inc.	779	14,482
Westamerica Bancorp (x)	1,195	58,866
Western Alliance Bancorp*	22,426	732,209
Wilshire Bancorp, Inc.	3,357	34,980
Wintrust Financial Corp.	2,317	118,167
Yadkin Financial Corp.	2,410	60,467
Your Community Bankshares, Inc. (x)	228	8,472
Zions Bancorp	9,666	242,907

		17,587,124

Capital Markets (1.0%)
Actua Corp.*	1,804	16,290
Arlington Asset Investment Corp., Class A (x)	1,055	13,726
Associated Capital Group, Inc., Class A	240	$6,883
B. Riley Financial, Inc.	373	3,573
Calamos Asset Management, Inc., Class A	819	5,987
Cowen Group, Inc., Class A (x)*	4,710	13,942
E*TRADE Financial Corp.*	13,541	318,078
FBR & Co. (x)	334	4,987
GAMCO Investors, Inc., Class A	217	7,111
Greenhill & Co., Inc. (x)	412	6,633
INTL FCStone, Inc.*	768	20,959
Investment Technology Group, Inc.	1,334	22,304
Janus Capital Group, Inc.	7,091	98,707
KCG Holdings, Inc., Class A*	2,643	35,152
Ladenburg Thalmann Financial Services, Inc. (x)*	4,313	10,179
Lazard Ltd., Class A	5,370	159,919
Legg Mason, Inc.	5,099	150,370
LPL Financial Holdings, Inc. (x)	3,592	80,928
Manning & Napier, Inc.	777	7,381
Moelis & Co., Class A	12,581	283,072
OM Asset Management plc	763	10,186
Oppenheimer Holdings, Inc., Class A	438	6,771
Piper Jaffray Cos.*	768	28,954
PJT Partners, Inc., Class A (x)	855	19,665
Pzena Investment Management, Inc., Class A	290	2,207
Raymond James Financial, Inc.	6,114	301,420
Safeguard Scientifics, Inc.*	1,013	12,652
Stifel Financial Corp.*	3,122	98,187
Virtu Financial, Inc., Class A	171	3,078
Virtus Investment Partners, Inc. (x)	307	21,852
Waddell & Reed Financial, Inc., Class A	1,491	25,675
Walter Investment Management Corp. (x)*	1,684	4,648

		1,801,476

Consumer Finance (0.4%)
Cash America International, Inc.	1,195	50,931
Encore Capital Group, Inc. (x)*	983	23,130
Enova International, Inc.*	1,299	9,561
EZCORP, Inc., Class A*	2,400	18,144
Green Dot Corp., Class A*	1,725	39,658
LendingClub Corp. (x)*	8,775	37,732
Navient Corp.	15,801	188,822
Nelnet, Inc., Class A	1,046	36,349
OneMain Holdings, Inc.*	2,549	58,168
PRA Group, Inc. (x)*	2,216	53,494
Regional Management Corp.*	461	6,758
Santander Consumer USA Holdings, Inc.*	5,097	52,652
SLM Corp.*	20,430	126,257
World Acceptance Corp. (x)*	300	13,680

		715,336

Diversified Financial Services (0.0%)
BBX Capital Corp., Class A*	115	1,768
FNFV Group (x)*	3,322	38,103

See Notes to Financial Statements.

1395

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
GAIN Capital Holdings, Inc.	1,275	$8,058
Marlin Business Services Corp.	406	6,618
NewStar Financial, Inc.*	1,101	9,270
On Deck Capital, Inc. (x)*	2,292	11,804
PICO Holdings, Inc.*	1,071	10,132
Resource America, Inc., Class A	683	6,639
Tiptree Financial, Inc., Class A	1,357	7,436

		99,828

Insurance (8.6%)
Alleghany Corp.*	717	394,049
Allied World Assurance Co. Holdings AG	4,229	148,607
Ambac Financial Group, Inc.*	1,787	29,414
American Equity Investment Life Holding Co.	3,583	51,058
American Financial Group, Inc./Ohio	3,286	242,934
American National Insurance Co.	341	38,584
AMERISAFE, Inc.	243	14,876
AmTrust Financial Services, Inc.	3,952	96,824
Arch Capital Group Ltd.*	17,226	1,240,272
Argo Group International Holdings Ltd.	1,448	75,130
Arthur J. Gallagher & Co.	2,659	126,568
Aspen Insurance Holdings Ltd.	2,888	133,945
Assurant, Inc.	2,961	255,564
Assured Guaranty Ltd.	6,620	167,949
Atlas Financial Holdings, Inc.*	253	4,357
Axis Capital Holdings Ltd.	4,445	244,475
Baldwin & Lyons, Inc., Class B	443	10,924
Blue Capital Reinsurance Holdings Ltd. (x)	270	4,998
Brown & Brown, Inc.	37,333	1,398,867
Citizens, Inc./Texas (x)*	2,211	16,804
CNO Financial Group, Inc.	8,602	150,191
Donegal Group, Inc., Class A	397	6,547
EMC Insurance Group, Inc.	361	10,007
Employers Holdings, Inc.	1,448	42,021
Endurance Specialty Holdings Ltd.	13,984	939,165
Enstar Group Ltd.*	2,163	350,384
Erie Indemnity Co., Class A	288	28,610
Everest Reinsurance Group Ltd.	2,028	370,455
FBL Financial Group, Inc., Class A	457	27,726
Federated National Holding Co.	652	12,414
Fidelity & Guaranty Life (x)	521	12,077
First American Financial Corp.	5,155	207,334
Genworth Financial, Inc., Class A*	23,602	60,893
Global Indemnity plc*	422	11,618
Greenlight Capital Reinsurance Ltd., Class A*	1,398	28,184
Hallmark Financial Services, Inc.*	689	7,985
Hanover Insurance Group, Inc.	2,070	175,163
Hartford Financial Services Group, Inc.	12,210	541,880
HCI Group, Inc.	428	11,676
Heritage Insurance Holdings, Inc.	1,331	15,932
Horace Mann Educators Corp.	1,921	64,911
Independence Holding Co.	319	$5,732
Infinity Property & Casualty Corp.	3,062	246,981
Investors Title Co. (x)	67	6,382
James River Group Holdings Ltd.	686	23,297
Kemper Corp.	1,903	58,955
Maiden Holdings Ltd.	2,459	30,098
Markel Corp.*	728	693,624
MBIA, Inc.*	6,342	43,316
Mercury General Corp.	1,094	58,157
National General Holdings Corp.	1,027	21,998
National Interstate Corp.	250	7,562
National Western Life Group, Inc., Class A	108	21,089
Navigators Group, Inc.	6,410	589,528
Old Republic International Corp.	11,647	224,671
OneBeacon Insurance Group Ltd., Class A	1,023	14,117
ProAssurance Corp.	2,573	137,784
Reinsurance Group of America, Inc.	9,423	913,937
RenaissanceReinsurance Holdings Ltd.	9,908	1,163,596
RLI Corp.	341	23,454
Safety Insurance Group, Inc.	705	43,414
Selective Insurance Group, Inc.	2,659	101,600
State Auto Financial Corp.	665	14,570
State National Cos., Inc. (x)	1,302	13,710
Stewart Information Services Corp.	1,039	43,025
Third Point Reinsurance Ltd. (x)*	3,003	35,195
Torchmark Corp.	5,763	356,269
United Fire Group, Inc.	1,033	43,830
United Insurance Holdings Corp. (x)	255	4,177
Universal Insurance Holdings, Inc. (x)	420	7,804
Validus Holdings Ltd.	3,649	177,305
W. R. Berkley Corp.	4,605	275,932
White Mountains Insurance Group Ltd.	227	191,134
Willis Towers Watson plc	19,896	2,473,272
XL Group plc	12,299	409,680

		16,246,567

Real Estate Investment Trusts (REITs) (11.4%)
Acadia Realty Trust (REIT)	2,707	96,153
AG Mortgage Investment Trust, Inc. (REIT)	1,319	19,046
Agree Realty Corp. (REIT)	1,104	53,257
Alexander’s, Inc. (REIT)	9	3,683
Alexandria Real Estate Equities, Inc. (REIT)	3,159	327,020
Altisource Residential Corp. (REIT)	2,769	25,447
American Assets Trust, Inc. (REIT)	1,214	51,522
American Campus Communities, Inc. (REIT)	6,274	331,706
American Capital Agency Corp. (REIT)	15,939	315,911

See Notes to Financial Statements.

1396

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
American Capital Mortgage Investment Corp. (REIT)	2,222	$35,085
American Homes 4 Rent (REIT), Class A	8,007	163,983
Anworth Mortgage Asset Corp. (REIT) (x)	4,616	21,695
Apartment Investment & Management Co. (REIT), Class A	7,471	329,919
Apollo Commercial Real Estate Finance, Inc. (REIT) (x)	2,933	47,133
Apollo Residential Mortgage, Inc. (REIT)	1,491	19,979
Apple Hospitality REIT, Inc. (REIT) (x)	7,880	148,223
Ares Commercial Real Estate Corp. (REIT) (x)	1,322	16,247
Armada Hoffler Properties, Inc. (REIT)	295	4,053
ARMOUR Residential REIT, Inc. (REIT) (x)	1,867	37,333
Ashford Hospitality Prime, Inc. (REIT)	1,307	18,481
Ashford Hospitality Trust, Inc. (REIT)	3,851	20,680
Bluerock Residential Growth REIT, Inc. (REIT) (x)	876	11,388
Brandywine Realty Trust (REIT)	8,440	141,792
Brixmor Property Group, Inc. (REIT)	9,163	242,453
Camden Property Trust (REIT)	4,107	363,141
Capstead Mortgage Corp. (REIT) (x)	4,583	44,455
Care Capital Properties, Inc. (REIT)	3,695	96,846
CatchMark Timber Trust, Inc. (REIT), Class A	1,800	21,996
CBL & Associates Properties, Inc. (REIT)	8,144	75,821
Cedar Realty Trust, Inc. (REIT)	4,083	30,337
Chatham Lodging Trust (REIT)	1,836	40,355
Chesapeake Lodging Trust (REIT)	2,121	49,313
Chimera Investment Corp. (REIT)	9,197	144,393
City Office REIT, Inc. (REIT) (x)	189	2,453
Colony Capital, Inc. (REIT), Class A (x)	26,922	413,253
Columbia Property Trust, Inc. (REIT)	5,916	126,602
Communications Sales & Leasing, Inc. (REIT)	5,837	168,689
Community Healthcare Trust, Inc. (REIT)	632	13,361
CorEnergy Infrastructure Trust, Inc. (REIT) (x)	551	15,896
Corporate Office Properties Trust (REIT)	4,562	134,898
Corrections Corp. of America (REIT)	5,613	196,567
Cousins Properties, Inc. (REIT)	10,197	106,049
CubeSmart (REIT)	2,766	$85,414
CyrusOne, Inc. (REIT)	428	23,823
CYS Investments, Inc. (REIT)	7,564	63,311
DCT Industrial Trust, Inc. (REIT)	4,360	209,454
DDR Corp. (REIT)	14,744	267,456
DiamondRock Hospitality Co. (REIT)	9,444	85,279
Douglas Emmett, Inc. (REIT)	6,799	241,500
Duke Realty Corp. (REIT)	16,624	443,196
Dynex Capital, Inc. (REIT)	2,438	16,920
Easterly Government Properties, Inc. (REIT)	1,116	22,019
Education Realty Trust, Inc. (REIT)	2,817	129,976
Empire State Realty Trust, Inc. (REIT), Class A	2,373	45,063
EPR Properties (REIT)	3,074	248,010
Equity Commonwealth (REIT)*	5,861	170,731
Equity One, Inc. (REIT)	4,415	142,075
Farmland Partners, Inc. (REIT) (x)	600	6,792
Federal Realty Investment Trust (REIT)	7,231	1,197,092
FelCor Lodging Trust, Inc. (REIT)	859	5,352
First Industrial Realty Trust, Inc. (REIT)	4,372	121,629
First Potomac Realty Trust (REIT)	2,822	25,962
Forest City Realty Trust, Inc. (REIT), Class A	10,979	244,942
Four Corners Property Trust, Inc. (REIT)	634	13,054
Franklin Street Properties Corp. (REIT)	4,589	56,307
Geo Group, Inc. (REIT)	2,862	97,823
Getty Realty Corp. (REIT)	1,230	26,384
Gladstone Commercial Corp. (REIT)	1,101	18,596
Global Net Lease, Inc. (REIT) (x)	8,176	64,999
Government Properties Income Trust (REIT) (x)	3,198	73,746
Gramercy Property Trust (REIT)	17,310	159,598
Great Ajax Corp. (REIT)	629	8,724
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	1,802	38,923
Hatteras Financial Corp. (REIT)	4,547	74,571
Healthcare Realty Trust, Inc. (REIT)	5,012	175,370
Healthcare Trust of America, Inc. (REIT), Class A	1,715	55,463
Hersha Hospitality Trust (REIT)	1,906	32,688
Highwoods Properties, Inc. (REIT)	20,034	1,057,795
Hospitality Properties Trust (REIT)	7,001	201,629
Hudson Pacific Properties, Inc. (REIT)	3,894	113,627
Independence Realty Trust, Inc. (REIT)	2,001	16,368

See Notes to Financial Statements.

1397

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
InfraREIT, Inc. (REIT)	1,895	$33,238
Invesco Mortgage Capital, Inc. (REIT)	5,500	75,295
Investors Real Estate Trust (REIT) (x)	5,813	37,610
iStar, Inc. (REIT)*	58,044	556,642
Kilroy Realty Corp. (REIT)	4,345	288,030
Kite Realty Group Trust (REIT)	3,925	110,018
Ladder Capital Corp. (REIT)	2,102	25,644
LaSalle Hotel Properties (REIT)	5,297	124,903
Lexington Realty Trust (REIT)	11,026	111,473
Liberty Property Trust (REIT)	6,979	277,206
LTC Properties, Inc. (REIT)	290	15,002
Mack-Cali Realty Corp. (REIT)	4,265	115,155
Medical Properties Trust, Inc. (REIT)	7,661	116,524
MFA Financial, Inc. (REIT)	18,018	130,991
Mid-America Apartment Communities, Inc. (REIT)	9,449	1,005,374
Monmouth Real Estate Investment Corp. (REIT) (x)	2,608	34,582
Monogram Residential Trust, Inc. (REIT) (x)	8,180	83,518
National Retail Properties, Inc. (REIT)	6,876	355,627
National Storage Affiliates Trust (REIT) (x)	1,010	21,028
New Residential Investment Corp. (REIT)	10,820	149,749
New Senior Investment Group, Inc. (REIT) (x)	4,132	44,130
New York Mortgage Trust, Inc. (REIT) (x)	5,095	31,080
New York REIT, Inc. (REIT)	7,919	73,251
NexPoint Residential Trust, Inc. (REIT)	877	15,961
NorthStar Realty Europe Corp. (REIT)	2,931	27,112
NorthStar Realty Finance Corp. (REIT)	8,565	97,898
Omega Healthcare Investors, Inc. (REIT)	5,597	190,018
One Liberty Properties, Inc. (REIT)	632	15,073
Orchid Island Capital, Inc. (REIT) (x)	1,017	10,465
Outfront Media, Inc. (REIT)	5,590	135,110
Owens Realty Mortgage, Inc. (REIT) (x)	480	7,987
Paramount Group, Inc. (REIT)	8,590	136,925
Parkway Properties, Inc. (REIT)	4,016	67,188
Pebblebrook Hotel Trust (REIT)	3,381	88,751
Pennsylvania Real Estate Investment Trust (REIT)	2,346	50,322
PennyMac Mortgage Investment Trust (REIT)‡	3,231	52,439
Physicians Realty Trust (REIT)	43,505	914,040
Piedmont Office Realty Trust, Inc. (REIT), Class A	6,972	150,177
Post Properties, Inc. (REIT)	2,556	156,044
Preferred Apartment Communities, Inc. (REIT), Class A	996	14,661
RAIT Financial Trust (REIT)	4,086	$12,789
Ramco-Gershenson Properties Trust (REIT)	3,735	73,243
Rayonier, Inc. (REIT)	5,942	155,918
Redwood Trust, Inc. (REIT) (x)	3,754	51,843
Regency Centers Corp. (REIT)	3,824	320,184
Resource Capital Corp. (REIT) (x)	1,527	19,637
Retail Opportunity Investments Corp. (REIT)	31,227	676,689
Retail Properties of America, Inc. (REIT), Class A	11,300	190,970
Rexford Industrial Realty, Inc. (REIT)	1,970	41,547
RLJ Lodging Trust (REIT)	5,854	125,568
Rouse Properties, Inc. (REIT)	1,743	31,810
Sabra Health Care REIT, Inc. (REIT)	2,637	54,415
Saul Centers, Inc. (REIT)	85	5,245
Select Income REIT (REIT)	3,087	80,231
Senior Housing Properties Trust (REIT)	10,032	208,967
Seritage Growth Properties (REIT), Class A (x)	1,194	59,509
Silver Bay Realty Trust Corp. (REIT)	1,768	30,109
Sovran Self Storage, Inc. (REIT)	777	81,523
Spirit Realty Capital, Inc. (REIT)	23,046	294,297
Starwood Property Trust, Inc. (REIT)	11,233	232,748
STORE Capital Corp. (REIT)	7,330	215,869
Summit Hotel Properties, Inc. (REIT)	4,102	54,310
Sun Communities, Inc. (REIT)	3,024	231,759
Sunstone Hotel Investors, Inc. (REIT)	10,509	126,844
Tanger Factory Outlet Centers, Inc. (REIT)	483	19,407
Taubman Centers, Inc. (REIT)	1,416	105,067
Terreno Realty Corp. (REIT)	1,533	39,659
Tier REIT, Inc. (REIT) (x)	2,242	34,370
Two Harbors Investment Corp. (REIT)	16,743	143,320
UDR, Inc. (REIT)	10,378	383,156
UMH Properties, Inc. (REIT)	1,200	13,500
United Development Funding IV (REIT)†(b)	1,419	3,860
Washington Real Estate Investment Trust (REIT)	2,338	73,553
Weingarten Realty Investors (REIT)	5,589	228,143
Western Asset Mortgage Capital Corp. (REIT) (x)	2,066	19,400
Whitestone REIT (REIT)	1,345	20,283
WP Carey, Inc. (REIT)	4,973	345,226
WP Glimcher, Inc. (REIT)	7,105	79,505
Xenia Hotels & Resorts, Inc. (REIT)	4,987	83,682

		21,522,671

Real Estate Management & Development (0.6%)
Alexander & Baldwin, Inc.	1,056	38,164

See Notes to Financial Statements.

1398

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
AV Homes, Inc.*	542	$6,623
Consolidated-Tomoka Land Co. (x)	26	1,234
Forestar Group, Inc.*	1,563	18,584
FRP Holdings, Inc.*	294	10,143
Howard Hughes Corp.*	1,737	198,574
Jones Lang LaSalle, Inc.	2,172	211,661
Kennedy-Wilson Holdings, Inc.	2,008	38,072
RE/MAX Holdings, Inc., Class A	844	33,979
Realogy Holdings Corp.*	18,227	528,947
St. Joe Co. (x)*	1,944	34,448
Stratus Properties, Inc.*	275	5,151
Tejon Ranch Co.*	608	14,373
Trinity Place Holdings, Inc. (x)*	604	4,645

		1,144,598

Thrifts & Mortgage Finance (1.4%)
Astoria Financial Corp.	4,411	67,621
Bank Mutual Corp.	2,137	16,412
BankFinancial Corp.	820	9,832
Bear State Financial, Inc. (x)	832	7,846
Beneficial Bancorp, Inc.*	3,519	44,762
BofI Holding, Inc.*	225	3,985
Capitol Federal Financial, Inc.	6,129	85,500
Charter Financial Corp./Maryland	794	10,544
Clifton Bancorp, Inc.	1,191	17,948
Dime Community Bancshares, Inc.	1,487	25,294
ESSA Bancorp, Inc.	305	4,087
Essent Group Ltd.*	21,957	478,882
EverBank Financial Corp.	4,943	73,453
Federal Agricultural Mortgage Corp., Class C	468	16,296
First Defiance Financial Corp.	442	17,172
Flagstar Bancorp, Inc.*	956	23,336
Fox Chase Bancorp, Inc.	550	11,187
Hingham Institution for Savings	59	7,252
Home Bancorp, Inc.	201	5,521
HomeStreet, Inc.*	1,141	22,729
Impac Mortgage Holdings, Inc. (x)*	406	6,366
Kearny Financial Corp.	4,311	54,232
Lake Sunapee Bank Group	335	5,732
Meridian Bancorp, Inc.	2,258	33,373
Meta Financial Group, Inc.	370	18,855
MGIC Investment Corp.*	16,438	97,806
Nationstar Mortgage Holdings, Inc. (x)*	65,588	738,521
NMI Holdings, Inc., Class A*	2,219	12,160
Northfield Bancorp, Inc.	1,822	27,020
Northwest Bancshares, Inc.	4,701	69,716
OceanFirst Financial Corp.	964	17,516
Ocwen Financial Corp. (x)*	5,144	8,796
Oritani Financial Corp.	2,081	33,275
PennyMac Financial Services, Inc., Class A*‡	302	3,772
PHH Corp.*	2,506	33,380
Provident Bancorp, Inc.*	168	2,591
Provident Financial Holdings, Inc.	268	4,904
Provident Financial Services, Inc.	3,051	59,922
Radian Group, Inc.	10,339	107,732
SI Financial Group, Inc.	433	5,733
Southern Missouri Bancorp, Inc. (x)	254	$5,977
Territorial Bancorp, Inc.	425	11,250
TFS Financial Corp.	2,766	47,631
TrustCo Bank Corp.	4,540	29,101
United Community Financial Corp./Ohio	2,177	13,236
United Financial Bancorp, Inc.	2,376	30,840
Walker & Dunlop, Inc.*	1,344	30,616
Washington Federal, Inc.	4,413	107,059
Waterstone Financial, Inc.	1,344	20,604
Westfield Financial, Inc.	554	4,266
WSFS Financial Corp.	1,360	43,778

		2,635,419

Total Financials		61,753,019

Health Care (6.8%)
Biotechnology (0.4%)
Acorda Therapeutics, Inc.*	1,769	45,118
Adamas Pharmaceuticals, Inc. (x)*	618	9,357
Adverum Biotechnologies, Inc. (x)*	990	3,128
Agenus, Inc. (x)*	724	2,932
Akebia Therapeutics, Inc.*	1,577	11,796
Alnylam Pharmaceuticals, Inc.*	472	26,191
AMAG Pharmaceuticals, Inc. (x)*	1,161	27,771
Ardelyx, Inc. (x)*	865	7,551
ARIAD Pharmaceuticals, Inc. (x)*	542	4,005
Array BioPharma, Inc.*	6,164	21,944
Arrowhead Pharmaceuticals, Inc.*	205	1,091
Atara Biotherapeutics, Inc. (x)*	1,041	23,433
Bellicum Pharmaceuticals, Inc. (x)*	320	4,147
BioCryst Pharmaceuticals, Inc. (x)*	613	1,741
Bluebird Bio, Inc. (x)*	1,109	48,009
Cara Therapeutics, Inc. (x)*	844	4,060
Celldex Therapeutics, Inc. (x)*	4,535	19,909
Cidara Therapeutics, Inc. (x)*	420	4,330
Concert Pharmaceuticals, Inc.*	443	4,975
Dimension Therapeutics, Inc.*	300	1,800
Edge Therapeutics, Inc. (x)*	441	4,458
Enanta Pharmaceuticals, Inc. (x)*	752	16,582
Epizyme, Inc.*	530	5,427
Esperion Therapeutics, Inc. (x)*	675	6,669
Exelixis, Inc. (x)*	4,139	32,326
Five Prime Therapeutics, Inc.*	998	41,267
Idera Pharmaceuticals, Inc. (x)*	332	508
Ignyta, Inc.*	335	1,816
Immunomedics, Inc. (x)*	383	889
Juno Therapeutics, Inc. (x)*	293	11,263
Karyopharm Therapeutics, Inc.*	840	5,636
Merrimack Pharmaceuticals, Inc. (x)*	2,203	11,874
Momenta Pharmaceuticals, Inc.*	2,329	25,153
NantKwest, Inc. (x)*	641	3,987
NewLink Genetics Corp.*	236	2,657
OPKO Health, Inc. (x)*	1,307	12,207
Osiris Therapeutics, Inc. (x)	65	331
Otonomy, Inc. (x)*	1,131	17,960

See Notes to Financial Statements.

1399

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
OvaScience, Inc. (x)*	1,261	$6,570
PDL BioPharma, Inc. (x)	7,524	23,625
Portola Pharmaceuticals, Inc.*	193	4,555
PTC Therapeutics, Inc. (x)*	1,556	10,923
REGENXBIO, Inc. (x)*	927	7,416
Retrophin, Inc. (x)*	1,733	30,865
Rigel Pharmaceuticals, Inc.*	917	2,045
Spectrum Pharmaceuticals, Inc.*	2,268	14,901
Stemline Therapeutics, Inc. (x)*	591	4,001
United Therapeutics Corp.*	1,531	162,164
Versartis, Inc. (x)*	954	10,551
Voyager Therapeutics, Inc. (x)*	288	3,165
Zafgen, Inc.*	1,037	6,212

		761,291

Health Care Equipment & Supplies (2.8%)
Alere, Inc.*	14,884	620,365
Analogic Corp.	535	42,500
AngioDynamics, Inc.*	1,178	16,928
Anika Therapeutics, Inc.*	139	7,457
AtriCure, Inc.*	330	4,663
Boston Scientific Corp.*	66,522	1,554,619
Cerus Corp. (x)*	663	4,137
CONMED Corp.	1,301	62,097
Cooper Cos., Inc.	5,521	947,238
CryoLife, Inc.	499	5,893
Exactech, Inc.*	466	12,461
Greatbatch, Inc.*	1,464	45,282
Haemonetics Corp.*	2,444	70,852
Halyard Health, Inc.*	2,193	71,316
Hill-Rom Holdings, Inc.	217	10,948
ICU Medical, Inc.*	242	27,285
Invacare Corp. (x)	1,538	18,656
K2M Group Holdings, Inc. (x)*	827	12,835
Meridian Bioscience, Inc.	287	5,597
Merit Medical Systems, Inc.*	1,272	25,224
Orthofix International N.V.*	19,431	823,874
Quidel Corp. (x)*	81	1,447
Rockwell Medical, Inc. (x)*	256	1,938
RTI Surgical, Inc.*	2,609	9,366
STERIS plc	8,795	604,656
Symmetry Surgical, Inc.*	404	5,305
Teleflex, Inc.	1,709	303,023
TransEnterix, Inc. (x)*	1,947	2,375
Wright Medical Group N.V.*	4,902	85,148

		5,403,485

Health Care Providers & Services (2.4%)
Acadia Healthcare Co., Inc. (x)*	2,302	127,531
Aceto Corp.	175	3,831
Addus HomeCare Corp.*	274	4,776
Almost Family, Inc.*	332	14,147
Amsurg Corp.*	1,146	88,861
BioScrip, Inc. (x)*	3,190	8,135
Brookdale Senior Living, Inc.*	8,871	136,968
Community Health Systems, Inc. (x)*	5,550	66,878
Envision Healthcare Holdings, Inc.*	1,487	37,725
ExamWorks Group, Inc.*	20,089	700,102
Genesis Healthcare, Inc.*	867	1,535
HealthSouth Corp.	23,906	928,031
Healthways, Inc.*	1,428	$16,493
Kindred Healthcare, Inc.	3,959	44,697
LHC Group, Inc.*	671	29,041
LifePoint Health, Inc.*	20,565	1,344,334
Magellan Health, Inc.*	353	23,217
MEDNAX, Inc.*	1,317	95,390
Molina Healthcare, Inc.*	707	35,279
National HealthCare Corp.	526	34,053
National Research Corp., Class A	82	1,123
Nobilis Health Corp. (x)*	2,563	5,715
Owens & Minor, Inc.	2,627	98,197
PharMerica Corp.*	1,431	35,288
Premier, Inc., Class A*	1,542	50,423
Select Medical Holdings Corp.*	4,711	51,209
Surgery Partners, Inc.*	340	6,086
Triple-S Management Corp., Class B*	1,115	27,239
Universal American Corp.	63,446	480,921
WellCare Health Plans, Inc.*	168	18,023

		4,515,248

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	9,006	114,376
Cotiviti Holdings, Inc.*	183	3,867
Evolent Health, Inc., Class A (x)*	772	14,822
Vocera Communications, Inc.*	401	5,153

		138,218

Life Sciences Tools & Services (0.8%)
Albany Molecular Research, Inc. (x)*	643	8,642
Bio-Rad Laboratories, Inc., Class A*	991	141,733
Luminex Corp.*	1,118	22,617
PerkinElmer, Inc.	16,444	861,995
QIAGEN N.V.*	10,973	239,321
Quintiles Transnational Holdings, Inc.*	1,372	89,619
VWR Corp.*	3,510	101,439

		1,465,366

Pharmaceuticals (0.3%)
Aratana Therapeutics, Inc. (x)*	130	822
Egalet Corp. (x)*	697	3,457
Endo International plc*	9,860	153,717
Endocyte, Inc. (x)*	1,725	5,537
Innoviva, Inc. (x)	499	5,254
Lannett Co., Inc.*	1,350	32,117
Medicines Co. (x)*	292	9,820
Omeros Corp. (x)*	633	6,659
Prestige Brands Holdings, Inc.*	7,134	395,224
Sagent Pharmaceuticals, Inc.*	1,146	17,167
Tetraphase Pharmaceuticals, Inc.*	1,661	7,142
TherapeuticsMD, Inc.*	488	4,148
Zogenix, Inc. (x)*	1,118	9,000

		650,064

Total Health Care		12,933,672

Industrials (11.6%)
Aerospace & Defense (0.7%)
AAR Corp.	1,675	39,094

See Notes to Financial Statements.

1400

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Aerojet Rocketdyne Holdings, Inc.*	1,596	$29,175
Aerovironment, Inc.*	910	25,298
American Science & Engineering, Inc.	321	12,009
Cubic Corp.	1,203	48,312
Curtiss-Wright Corp.	590	49,708
DigitalGlobe, Inc.*	3,037	64,961
Ducommun, Inc.*	508	10,048
Engility Holdings, Inc.*	826	17,445
Esterline Technologies Corp.*	1,385	85,925
Huntington Ingalls Industries, Inc.	365	61,331
KEYW Holding Corp. (x)*	1,558	15,487
KLX, Inc.*	2,483	76,973
Kratos Defense & Security Solutions, Inc. (x)*	2,057	8,434
Mercury Systems, Inc.*	1,865	46,364
Moog, Inc., Class A*	1,391	75,003
National Presto Industries, Inc.	219	20,663
Orbital ATK, Inc.	2,821	240,180
Sparton Corp. (x)*	421	9,165
Spirit AeroSystems Holdings, Inc., Class A*	3,091	132,913
Teledyne Technologies, Inc.*	1,186	117,473
Triumph Group, Inc.	2,319	82,325
Vectrus, Inc.*	423	12,051

		1,280,337

Air Freight & Logistics (0.8%)
Air Transport Services Group, Inc.*	2,147	27,825
Atlas Air Worldwide Holdings, Inc.*	1,177	48,751
Echo Global Logistics, Inc.*	185	4,148
Hub Group, Inc., Class A*	35,321	1,355,267
Park-Ohio Holdings Corp.	401	11,340
Radiant Logistics, Inc.*	718	2,154
XPO Logistics, Inc. (x)*	4,687	123,081

		1,572,566

Airlines (0.3%)
Alaska Air Group, Inc.	1,007	58,698
Copa Holdings S.A., Class A (x)	1,538	80,376
JetBlue Airways Corp.*	14,300	236,808
SkyWest, Inc.	2,405	63,636
Spirit Airlines, Inc.*	3,428	153,815
Virgin America, Inc.*	77	4,328

		597,661

Building Products (0.3%)
Armstrong Flooring, Inc.*	1,045	17,713
Armstrong World Industries, Inc.*	2,248	88,009
CSW Industrials, Inc. (x)*	688	22,436
Gibraltar Industries, Inc.*	547	17,269
Griffon Corp.	238	4,013
Lennox International, Inc.	139	19,821
Owens Corning, Inc.	5,514	284,081
Quanex Building Products Corp.	1,495	27,792
Universal Forest Products, Inc.	121	11,215
USG Corp.*	4,205	113,367

		605,716

Commercial Services & Supplies (1.2%)
ABM Industries, Inc.	2,620	$95,578
ACCO Brands Corp.*	5,205	53,768
ARC Document Solutions, Inc.*	2,004	7,795
Brady Corp., Class A	520	15,891
Brink’s Co.	11,161	317,977
Casella Waste Systems, Inc., Class A*	1,835	14,405
CECO Environmental Corp.	1,370	11,974
Clean Harbors, Inc.*	2,342	122,042
Ennis, Inc.	1,225	23,495
Essendant, Inc.	1,806	55,191
G&K Services, Inc., Class A	267	20,444
Heritage-Crystal Clean, Inc.*	532	6,496
Herman Miller, Inc.	17,417	520,594
InnerWorkings, Inc.*	223	1,844
Interface, Inc.	344	5,246
KAR Auction Services, Inc.	16,245	678,066
Kimball International, Inc., Class B	262	2,982
McGrath RentCorp	1,091	33,374
Mobile Mini, Inc.	554	19,191
MSA Safety, Inc.	481	25,267
NL Industries, Inc.*	371	953
Quad/Graphics, Inc.	636	14,812
R.R. Donnelley & Sons Co.	3,235	54,736
SP Plus Corp.*	71	1,603
Team, Inc.*	106	2,632
Tetra Tech, Inc.	2,337	71,851
TRC Cos., Inc.*	768	4,854
UniFirst Corp.	659	76,259
Viad Corp.	431	13,361
VSE Corp.	189	12,625
West Corp.	1,810	35,585

		2,320,891

Construction & Engineering (1.5%)
AECOM*	39,536	1,256,059
Aegion Corp.*	1,682	32,816
Ameresco, Inc., Class A*	991	4,331
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	5,022	173,912
EMCOR Group, Inc.	2,412	118,815
Granite Construction, Inc.	466	21,226
Great Lakes Dredge & Dock Corp.*	2,556	11,144
HC2 Holdings, Inc. (x)*	1,440	6,192
Jacobs Engineering Group, Inc.*	18,565	924,723
KBR, Inc.	6,759	89,489
Layne Christensen Co. (x)*	773	6,261
MYR Group, Inc.*	959	23,093
NV5 Global, Inc.*	104	2,958
Orion Group Holdings, Inc.*	1,263	6,706
Quanta Services, Inc.*	5,067	117,149
Tutor Perini Corp.*	1,533	36,102
Valmont Industries, Inc.	219	29,624

		2,860,600

Electrical Equipment (0.6%)
American Superconductor Corp. (x)*	508	4,288

See Notes to Financial Statements.

1401

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Babcock & Wilcox Enterprises, Inc.*	2,196	$32,259
Encore Wire Corp.	970	36,162
EnerSys, Inc.	1,523	90,573
FuelCell Energy, Inc. (x)*	1,152	7,165
General Cable Corp.	193	2,453
Hubbell, Inc.	6,458	681,125
LSI Industries, Inc.	960	10,627
Plug Power, Inc. (x)*	3,282	6,105
Powell Industries, Inc.	422	16,601
Preformed Line Products Co.	127	5,130
Regal Beloit Corp.	2,148	118,247
SolarCity Corp. (x)*	3,162	75,667
Sunrun, Inc. (x)*	3,002	17,802
Thermon Group Holdings, Inc.*	1,548	29,737
Vicor Corp.*	86	866

		1,134,807

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	2,108	222,774
Raven Industries, Inc.	663	12,557

		235,331

Machinery (2.6%)
Actuant Corp., Class A	1,492	33,734
AGCO Corp.	3,304	155,718
Alamo Group, Inc.	348	22,958
Albany International Corp., Class A	1,147	45,800
Allison Transmission Holdings, Inc.	6,776	191,286
Altra Industrial Motion Corp.	234	6,313
American Railcar Industries, Inc. (x)	374	14,762
Astec Industries, Inc.	483	27,120
Barnes Group, Inc.	2,410	79,819
Blue Bird Corp. (x)*	215	2,559
Briggs & Stratton Corp.	2,093	44,330
Chart Industries, Inc.*	1,470	35,471
CIRCOR International, Inc.	818	46,618
Colfax Corp.*	36,445	964,335
Columbus McKinnon Corp.	909	12,862
Crane Co.	2,332	132,271
Donaldson Co., Inc.	464	15,943
Douglas Dynamics, Inc. (x)	158	4,065
Dover Corp.	6,827	473,248
Dynamic Materials Corp.	625	6,719
ESCO Technologies, Inc.	1,229	49,086
ExOne Co. (x)*	485	5,126
Federal Signal Corp.	2,933	37,777
Flowserve Corp.	2,449	110,621
Franklin Electric Co., Inc.	154	5,090
FreightCar America, Inc.	552	7,756
Gencor Industries, Inc. (x)*	203	3,151
Global Brass & Copper Holdings, Inc.	112	3,056
Gorman-Rupp Co.	117	3,207
Graham Corp.	455	8,381
Greenbrier Cos., Inc. (x)	1,310	38,160
Hardinge, Inc.	501	5,040
Harsco Corp.	3,813	25,318
Hurco Cos., Inc.	308	8,572
Hyster-Yale Materials Handling, Inc.	312	$18,561
IDEX Corp.	248	20,361
ITT, Inc.	4,329	138,441
Joy Global, Inc. (x)	4,699	99,337
Kadant, Inc.	447	23,025
Kennametal, Inc.	3,722	82,293
Lincoln Electric Holdings, Inc.	1,077	63,629
Lindsay Corp. (x)	82	5,565
Manitowoc Co., Inc. (x)	5,407	29,468
Manitowoc Foodservice, Inc.*	3,678	64,806
Meritor, Inc.*	4,176	30,067
Milacron Holdings Corp. (x)*	122	1,770
Miller Industries, Inc.	475	9,780
Mueller Industries, Inc.	891	28,405
Navistar International Corp. (x)*	2,159	25,239
NN, Inc.	1,248	17,460
Oshkosh Corp.	3,501	167,033
Parker-Hannifin Corp.	2,274	245,706
Rexnord Corp.*	937	18,393
Snap-on, Inc.	744	117,418
SPX Corp.*	2,097	31,140
SPX FLOW, Inc.*	16,250	423,638
Standex International Corp.	158	13,056
Sun Hydraulics Corp.	108	3,207
Supreme Industries, Inc., Class A	256	3,507
Tennant Co.	60	3,232
Terex Corp.	5,095	103,479
Timken Co.	3,348	102,650
Titan International, Inc. (x)	1,784	11,061
TriMas Corp.*	2,148	38,664
Trinity Industries, Inc.	7,239	134,428
Wabash National Corp.*	2,283	28,994
Watts Water Technologies, Inc., Class A	92	5,360
Xylem, Inc.	4,128	184,315

		4,919,760

Marine (0.6%)
Costamare, Inc.	1,230	9,434
Kirby Corp.*	15,676	978,026
Matson, Inc.	1,138	36,746
Scorpio Bulkers, Inc.*	2,181	6,085

		1,030,291

Professional Services (0.4%)
Acacia Research Corp.	2,359	10,380
CBIZ, Inc.*	2,435	25,348
CRA International, Inc.*	425	10,718
Dun & Bradstreet Corp.	1,048	127,688
Franklin Covey Co.*	119	1,824
FTI Consulting, Inc.*	1,811	73,671
Heidrick & Struggles International, Inc.	802	13,538
Hill International, Inc.*	1,668	6,789
Huron Consulting Group, Inc.*	908	54,861
ICF International, Inc.*	907	37,096
IDI, Inc. (x)*	659	3,117
Kelly Services, Inc., Class A	1,348	25,572
Korn/Ferry International	1,091	22,584
ManpowerGroup, Inc.	3,438	221,201
Navigant Consulting, Inc.*	2,337	37,743

See Notes to Financial Statements.

1402

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Resources Connection, Inc.	1,695	$25,052
RPX Corp.*	2,212	20,284
TrueBlue, Inc.*	1,893	35,816

		753,282

Road & Rail (1.2%)
AMERCO	110	41,200
ArcBest Corp.	1,137	18,476
Avis Budget Group, Inc.*	16,630	535,985
Celadon Group, Inc.	1,274	10,408
Covenant Transportation Group, Inc., Class A*	561	10,137
Genesee & Wyoming, Inc., Class A*	10,008	589,972
Hertz Global Holdings, Inc.*	13,960	154,537
Knight Transportation, Inc.	231	6,140
Marten Transport Ltd.	975	19,305
Old Dominion Freight Line, Inc.*	8,570	516,857
Roadrunner Transportation Systems, Inc.*	1,432	10,683
Ryder System, Inc.	2,577	157,558
Saia, Inc.*	1,199	30,143
Universal Logistics Holdings, Inc.	137	1,767
USA Truck, Inc.*	410	7,179
Werner Enterprises, Inc.	2,111	48,490
YRC Worldwide, Inc. (x)*	1,217	10,710

		2,169,547

Trading Companies & Distributors (1.1%)
Air Lease Corp.	2,340	62,665
Aircastle Ltd. (x)	20,722	405,322
Applied Industrial Technologies, Inc.	984	44,418
BMC Stock Holdings, Inc.*	419	7,467
CAI International, Inc.*	766	5,745
DXP Enterprises, Inc. (x)*	606	9,048
GATX Corp. (x)	1,934	85,038
Kaman Corp. (x)	1,175	49,961
Lawson Products, Inc.*	56	1,112
MRC Global, Inc.*	4,520	64,229
MSC Industrial Direct Co., Inc., Class A	8,547	603,076
Neff Corp., Class A*	320	3,498
NOW, Inc.*	5,059	91,770
Rush Enterprises, Inc., Class A*	1,458	31,420
Rush Enterprises, Inc., Class B*	248	5,156
TAL International Group, Inc.	1,498	20,088
Textainer Group Holdings Ltd. (x)	978	10,895
Titan Machinery, Inc. (x)*	775	8,641
United Rentals, Inc.*	633	42,474
Veritiv Corp.*	375	14,092
Watsco, Inc.	3,169	445,847
WESCO International, Inc. (x)*	2,079	107,048
Willis Lease Finance Corp.*	197	4,379

		2,123,389

Transportation Infrastructure (0.2%)
Macquarie Infrastructure Corp.	3,633	269,024
Wesco Aircraft Holdings, Inc.*	2,008	26,947

		295,971

Total Industrials		21,900,149

Information Technology (10.8%)
Communications Equipment (1.7%)
ADTRAN, Inc.	841	$15,685
Applied Optoelectronics, Inc. (x)*	807	8,998
ARRIS International plc*	30,554	640,412
Bel Fuse, Inc., Class B	478	8,499
Black Box Corp.	695	9,091
Brocade Communications Systems, Inc.	22,434	205,944
Calix, Inc.*	2,022	13,972
CommScope Holding Co., Inc.*	24,453	758,777
Comtech Telecommunications Corp.	715	9,181
Digi International, Inc.*	1,149	12,329
EchoStar Corp., Class A*	2,178	86,467
Emcore Corp.*	1,208	7,175
Finisar Corp.*	5,155	90,264
Harmonic, Inc.*	3,312	9,439
Infinera Corp.*	2,027	22,864
Ixia*	3,060	30,049
Juniper Networks, Inc.	37,515	843,712
KVH Industries, Inc.*	691	5,321
NETGEAR, Inc.*	529	25,149
NetScout Systems, Inc.*	4,608	102,528
Oclaro, Inc.*	730	3,562
Polycom, Inc.*	6,349	71,426
ShoreTel, Inc.*	2,354	15,748
Silicom Ltd.	184	5,502
Sonus Networks, Inc.*	2,273	19,752
ViaSat, Inc. (x)*	294	20,992
Viavi Solutions, Inc.*	11,007	72,976

		3,115,814

Electronic Equipment, Instruments & Components (2.2%)
Agilysys, Inc.*	711	7,444
Amphenol Corp., Class A	8,664	496,707
Anixter International, Inc.*	9,690	516,283
Arrow Electronics, Inc.*	4,374	270,751
Avnet, Inc.	6,144	248,894
AVX Corp.	2,192	29,767
Benchmark Electronics, Inc.*	2,467	52,177
Control4 Corp. (x)*	964	7,866
CTS Corp.	1,491	26,719
Daktronics, Inc.	1,741	10,881
Dolby Laboratories, Inc., Class A	2,444	116,945
Electro Rent Corp.	794	12,236
Electro Scientific Industries, Inc.*	1,133	6,617
ePlus, Inc.*	89	7,279
FARO Technologies, Inc.*	659	22,294
Fitbit, Inc., Class A (x)*	1,157	14,139
FLIR Systems, Inc.	6,561	203,063
II-VI, Inc.*	2,067	38,777
Ingram Micro, Inc., Class A	6,947	241,617
Insight Enterprises, Inc.*	1,826	47,476
InvenSense, Inc. (x)*	3,945	24,183
IPG Photonics Corp.*	271	21,680
Jabil Circuit, Inc.	8,987	165,990
Keysight Technologies, Inc.*	20,103	584,796
Kimball Electronics, Inc.*	1,353	16,845
Knowles Corp. (x)*	4,112	56,252
Maxwell Technologies, Inc. (x)*	1,457	7,693

See Notes to Financial Statements.

1403

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Methode Electronics, Inc.	158	$5,408
MTS Systems Corp.	63	2,762
Multi-Fineline Electronix, Inc.*	385	8,932
National Instruments Corp.	1,045	28,633
Novanta, Inc.*	1,149	17,407
OSI Systems, Inc.*	839	48,771
Park Electrochemical Corp.	889	12,917
PC Connection, Inc.	467	11,115
Plexus Corp.*	1,597	68,990
QLogic Corp.*	3,888	57,309
Rofin-Sinar Technologies, Inc.*	1,297	41,426
Rogers Corp.*	612	37,393
Sanmina Corp.*	3,527	94,559
ScanSource, Inc.*	1,261	46,796
SYNNEX Corp.	1,403	133,033
Systemax, Inc.*	466	3,975
Tech Data Corp.*	1,712	123,007
Trimble Navigation Ltd.*	2,542	61,923
TTM Technologies, Inc.*	3,443	25,926
Vishay Intertechnology, Inc.	6,519	80,770
Vishay Precision Group, Inc.*	576	7,730
Zebra Technologies Corp., Class A*	456	22,846

		4,196,999

Internet Software & Services (0.5%)
Akamai Technologies, Inc.*	10,613	593,585
Autobytel, Inc. (x)*	323	4,480
Bankrate, Inc.*	2,846	21,288
Bazaarvoice, Inc. (x)*	3,815	15,298
Blucora, Inc.*	1,839	19,052
Everyday Health, Inc.*	881	6,942
Global Sources Ltd. (x)*	359	3,292
IAC/InterActiveCorp	722	40,649
Intralinks Holdings, Inc.*	1,826	11,869
Limelight Networks, Inc.*	2,755	4,105
Liquidity Services, Inc.*	1,121	8,789
Marchex, Inc., Class B*	1,463	4,652
Monster Worldwide, Inc.*	4,053	9,687
Numerex Corp., Class A (x)*	490	3,670
Pandora Media, Inc.*	1,536	19,123
QuinStreet, Inc.*	1,550	5,503
RealNetworks, Inc.*	1,075	4,633
Reis, Inc.	144	3,586
RetailMeNot, Inc.*	1,667	12,853
Rightside Group Ltd.*	459	4,884
TechTarget, Inc.*	653	5,289
United Online, Inc.*	656	7,216
Yelp, Inc.*	770	23,377
Zillow Group, Inc., Class A (x)*	773	28,330
Zillow Group, Inc., Class C (x)*	1,594	57,830

		919,982

IT Services (3.4%)
Acxiom Corp.*	33,035	726,440
Amdocs Ltd.	12,731	734,833
Booz Allen Hamilton Holding Corp.	33,297	986,923
Broadridge Financial Solutions, Inc.	5,041	328,673
CACI International, Inc., Class A*	1,173	106,051
Cardtronics, Inc.*	10,532	$419,279
Cass Information Systems, Inc.	229	11,839
Convergys Corp.	2,107	52,675
CoreLogic, Inc.*	1,783	68,610
Datalink Corp.*	902	6,765
EVERTEC, Inc.	578	8,982
Fidelity National Information Services, Inc.	11,935	879,371
Higher One Holdings, Inc.*	1,456	7,440
Leidos Holdings, Inc.	3,162	151,365
ManTech International Corp., Class A	1,119	42,321
MAXIMUS, Inc.	7,607	421,200
MoneyGram International, Inc.*	1,364	9,343
NCI, Inc., Class A (x)	253	3,555
NeuStar, Inc., Class A (x)*	204	4,796
Perficient, Inc.*	532	10,805
ServiceSource International, Inc.*	1,159	4,671
Sykes Enterprises, Inc.*	1,863	53,953
Travelport Worldwide Ltd.	1,416	18,252
Unisys Corp. (x)*	855	6,224
Vantiv, Inc., Class A*	24,534	1,388,624

		6,452,990

Semiconductors & Semiconductor Equipment (2.1%)
Advanced Energy Industries, Inc.*	116	4,403
Advanced Micro Devices, Inc. (x)*	16,797	86,337
Alpha & Omega Semiconductor Ltd.*	933	12,997
Ambarella, Inc. (x)*	926	47,050
Amkor Technology, Inc.*	4,734	27,220
Axcelis Technologies, Inc.*	5,247	14,114
Brooks Automation, Inc.	3,208	35,994
Cabot Microelectronics Corp.	976	41,324
Cohu, Inc.	1,190	12,911
Cree, Inc.*	3,048	74,493
Cypress Semiconductor Corp. (x)	49,911	526,561
Diodes, Inc.*	1,769	33,240
DSP Group, Inc.*	1,034	10,971
Entegris, Inc.*	2,761	39,952
Exar Corp.*	1,540	12,397
Fairchild Semiconductor International, Inc.*	3,499	69,455
First Solar, Inc.*	3,644	176,661
FormFactor, Inc.*	1,427	12,829
GigPeak, Inc.*	2,169	4,251
Intersil Corp., Class A	6,388	86,494
IXYS Corp.	1,095	11,224
Kopin Corp.*	2,821	6,263
Lam Research Corp.	4,628	389,030
Linear Technology Corp.	17,421	810,599
Marvell Technology Group Ltd.	19,399	184,872
MKS Instruments, Inc.	2,498	107,564
Nanometrics, Inc.*	242	5,031
NeoPhotonics Corp.*	1,276	12,160
NVE Corp.	123	7,214
ON Semiconductor Corp.*	17,839	157,340
PDF Solutions, Inc.*	88	1,231
Photronics, Inc.*	3,146	28,031

See Notes to Financial Statements.

1404

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Rambus, Inc.*	3,888	$46,967
Rudolph Technologies, Inc.*	1,451	22,534
Sigma Designs, Inc.*	1,610	10,352
SunPower Corp. (x)*	2,776	43,000
Synaptics, Inc.*	8,848	475,580
Teradyne, Inc.	9,759	192,155
Tessera Technologies, Inc.	820	25,125
Ultra Clean Holdings, Inc.*	1,430	8,137
Ultratech, Inc.*	967	22,212
Veeco Instruments, Inc.*	1,902	31,497
Xcerra Corp.*	2,498	14,363

		3,942,135

Software (0.8%)
ANSYS, Inc.*	3,139	284,864
Bottomline Technologies de, Inc.*	284	6,115
Digimarc Corp. (x)*	28	895
EnerNOC, Inc. (x)*	142	897
Epiq Systems, Inc.	938	13,695
FireEye, Inc. (x)*	5,594	92,133
Glu Mobile, Inc. (x)*	4,937	10,861
Mentor Graphics Corp.	5,129	109,043
MicroStrategy, Inc., Class A*	217	37,979
Nuance Communications, Inc.*	2,630	41,107
Progress Software Corp.*	2,075	56,980
PTC, Inc.*	3,050	114,619
QAD, Inc., Class A	342	6,590
Rovi Corp.*	3,880	60,683
Rubicon Project, Inc.*	1,105	15,083
Silver Spring Networks, Inc.*	123	1,494
SS&C Technologies Holdings, Inc.	648	18,196
Synopsys, Inc.*	6,670	360,714
Tangoe, Inc.*	1,317	10,167
Telenav, Inc.*	1,225	6,248
VASCO Data Security International, Inc.*	157	2,573
Verint Systems, Inc.*	2,977	98,628
Zedge, Inc., Class B*	1	3
Zynga, Inc., Class A*	34,947	87,018

		1,436,585

Technology Hardware, Storage & Peripherals (0.1%)
Avid Technology, Inc.*	530	3,079
CPI Card Group, Inc. (x)	241	1,207
Diebold, Inc.	2,160	53,633
Eastman Kodak Co. (x)*	149	2,396
Immersion Corp. (x)*	900	6,606
Lexmark International, Inc., Class A	2,985	112,684
Stratasys Ltd. (x)*	1,229	28,132
Super Micro Computer, Inc.*	1,453	36,107

		243,844

Total Information Technology		20,308,349

Materials (4.8%)
Chemicals (1.8%)
A. Schulman, Inc.	1,355	33,089
AgroFresh Solutions, Inc. (x)*	963	5,114
Albemarle Corp.	5,391	427,560
American Vanguard Corp.	1,355	20,474
Ashland, Inc.	2,982	$342,244
Axalta Coating Systems Ltd.*	33,856	898,200
Axiall Corp.	3,381	110,254
Cabot Corp.	2,962	135,245
Calgon Carbon Corp.	2,391	31,442
Chemtura Corp.*	1,503	39,649
Chermours Co.	1,461	12,039
FutureFuel Corp.	1,117	12,153
GCP Applied Technologies, Inc.*	543	14,140
Hawkins, Inc.	423	18,362
Huntsman Corp.	9,555	128,515
Ingevity Corp.*	2,123	72,267
Innophos Holdings, Inc.	108	4,559
Innospec, Inc.	1,134	52,153
KMG Chemicals, Inc.	218	5,666
Koppers Holdings, Inc.*	195	5,992
Kraton Performance Polymers, Inc.*	1,462	40,834
Kronos Worldwide, Inc. (x)	979	5,140
LSB Industries, Inc. (x)*	998	12,056
Minerals Technologies, Inc.	776	44,077
NewMarket Corp.	22	9,116
Olin Corp.	7,943	197,304
OMNOVA Solutions, Inc.*	854	6,191
Platform Specialty Products Corp. (x)*	7,917	70,303
Quaker Chemical Corp.	189	16,859
Rayonier Advanced Materials, Inc.	851	11,565
RPM International, Inc.	7,513	375,274
Scotts Miracle-Gro Co., Class A	210	14,681
Stepan Co.	843	50,184
TerraVia Holdings, Inc. (x)*	3,636	9,526
Trecora Resources*	231	2,409
Tredegar Corp.	1,174	18,925
Tronox Ltd., Class A (x)	2,841	12,529
Valhi, Inc. (x)	419	658
W.R. Grace & Co.	1,515	110,913
Westlake Chemical Corp.	1,819	78,071

		3,455,732

Construction Materials (0.0%)
United States Lime & Minerals, Inc.	82	4,837

Containers & Packaging (1.3%)
AptarGroup, Inc.	2,217	175,431
Avery Dennison Corp.	239	17,865
Bemis Co., Inc.	3,869	199,215
Berry Plastics Group, Inc.*	17,170	667,054
Graphic Packaging Holding Co.	4,566	57,258
Greif, Inc., Class A	1,234	45,991
Greif, Inc., Class B (x)	265	14,509
Sealed Air Corp.	13,668	628,318
Sonoco Products Co.	4,763	236,531
UFP Technologies, Inc.*	289	6,514
WestRock Co.	10,239	397,990

		2,446,676

Metals & Mining (1.5%)
AK Steel Holding Corp. (x)*	11,117	51,805
Allegheny Technologies, Inc. (x)	5,133	65,446

See Notes to Financial Statements.

1405

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Ampco-Pittsburgh Corp. (x)	371	$4,196
Carpenter Technology Corp. (x)	2,217	73,006
Century Aluminum Co. (x)*	2,141	13,553
Cliffs Natural Resources, Inc. (x)*	8,336	47,265
Coeur Mining, Inc. (x)*	1,944	20,723
Commercial Metals Co.	5,407	91,378
Compass Minerals International, Inc.	1,630	120,930
Ferroglobe plc	3,125	26,906
Handy & Harman Ltd.*	104	2,724
Haynes International, Inc.	519	16,649
Hecla Mining Co. (x)	18,312	93,391
Kaiser Aluminum Corp.	537	48,550
Materion Corp.	965	23,893
Olympic Steel, Inc.	429	11,716
Reliance Steel & Aluminum Co.	16,264	1,250,702
Royal Gold, Inc.	2,920	210,298
Ryerson Holding Corp. (x)*	465	8,137
Schnitzer Steel Industries, Inc., Class A	1,161	20,434
Steel Dynamics, Inc.	9,608	235,396
Stillwater Mining Co.*	5,873	69,654
SunCoke Energy, Inc.	3,097	18,025
Tahoe Resources, Inc.	14,455	216,391
TimkenSteel Corp.	1,792	17,239
United States Steel Corp. (x)	6,529	110,079

		2,868,486

Paper & Forest Products (0.2%)
Boise Cascade Co.*	292	6,701
Domtar Corp.	2,984	104,470
KapStone Paper and Packaging Corp.	3,864	50,271
Louisiana-Pacific Corp.*	521	9,039
P.H. Glatfelter Co.	1,985	38,827
Schweitzer-Mauduit International, Inc.	1,178	41,560

		250,868

Total Materials		9,026,599

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.8%)
ATN International, Inc.	481	37,427
Cincinnati Bell, Inc.*	9,974	45,581
Consolidated Communications Holdings, Inc. (x)	816	22,228
FairPoint Communications, Inc.*	201	2,951
Frontier Communications Corp. (x)	55,963	276,457
Globalstar, Inc. (x)*	6,830	8,264
Hawaiian Telcom Holdco, Inc.*	277	5,870
IDT Corp., Class B	311	4,413
Intelsat S.A. (x)*	945	2,438
Iridium Communications, Inc. (x)*	3,932	34,916
Lumos Networks Corp.*	810	9,801
ORBCOMM, Inc.*	306	3,045
pdvWireless, Inc. (x)*	464	9,925
Vonage Holdings Corp.*	7,876	48,043
Windstream Holdings, Inc. (x)	4,010	37,173
Zayo Group Holdings, Inc.*	35,214	$983,527

		1,532,059

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	774	6,904
NII Holdings, Inc.*	2,614	8,312
Spok Holdings, Inc.	1,005	19,261
Telephone & Data Systems, Inc.	4,579	135,813
U.S. Cellular Corp.*	634	24,897

		195,187

Total Telecommunication Services		1,727,246

Utilities (7.0%)
Electric Utilities (2.2%)
ALLETE, Inc.	2,379	153,755
Alliant Energy Corp.	10,913	433,246
El Paso Electric Co.	1,896	89,624
Empire District Electric Co.	2,051	69,672
Genie Energy Ltd., Class B*	442	2,992
Great Plains Energy, Inc.	7,427	225,781
Hawaiian Electric Industries, Inc.	5,156	169,065
IDACORP, Inc.	2,417	196,623
ITC Holdings Corp.	27,996	1,310,773
MGE Energy, Inc.	904	51,090
OGE Energy Corp.	9,567	313,319
Otter Tail Corp.	1,768	59,210
Pinnacle West Capital Corp.	5,324	431,563
PNM Resources, Inc.	3,821	135,416
Portland General Electric Co.	4,289	189,231
Westar Energy, Inc.	6,807	381,805

		4,213,165

Gas Utilities (2.1%)
AGL Resources, Inc.	5,772	380,779
Atmos Energy Corp.	4,862	395,378
Chesapeake Utilities Corp.	628	41,561
Delta Natural Gas Co., Inc. (x)	274	7,382
National Fuel Gas Co.	3,609	205,280
New Jersey Resources Corp.	3,793	146,220
Northwest Natural Gas Co.	1,280	82,970
ONE Gas, Inc.	2,495	166,142
Piedmont Natural Gas Co., Inc.	3,592	215,951
Questar Corp.	8,469	214,859
South Jersey Industries, Inc.	3,840	121,421
Southwest Gas Corp.	2,038	160,411
Spire, Inc.	2,130	150,889
UGI Corp.	31,774	1,437,773
WGL Holdings, Inc.	2,317	164,020

		3,891,036

Independent Power and Renewable Electricity Producers (0.5%)
Atlantic Power Corp.	5,658	14,032
Atlantica Yield plc (x)	2,786	51,764
Calpine Corp.*	17,192	253,582
Dynegy, Inc.*	5,700	98,268
NRG Energy, Inc.	15,056	225,689
NRG Yield, Inc., Class A	1,602	24,382
NRG Yield, Inc., Class C (x)	2,984	46,521
Ormat Technologies, Inc.	1,027	44,942

See Notes to Financial Statements.

1406

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Pattern Energy Group, Inc. (x)	551	$12,656
Talen Energy Corp.*	3,983	53,970
TerraForm Global, Inc., Class A (x)	4,409	14,373
TerraForm Power, Inc., Class A (x)*	4,190	45,671
Vivint Solar, Inc. (x)*	369	1,133

		886,983

Multi-Utilities (1.5%)
Avista Corp.	3,052	136,730
Black Hills Corp. (x)	11,739	740,027
CMS Energy Corp.	23,356	1,071,106
MDU Resources Group, Inc.	9,311	223,464
NorthWestern Corp.	2,333	147,142
TECO Energy, Inc.	11,236	310,563
Unitil Corp.	669	28,546
Vectren Corp.	3,977	209,469

		2,867,047

Water Utilities (0.7%)
American States Water Co.	607	26,599
American Water Works Co., Inc.	11,165	943,554
Aqua America, Inc.	8,515	303,645
Artesian Resources Corp., Class A	338	11,465
California Water Service Group	969	33,847
Connecticut Water Service, Inc.	407	22,873
Consolidated Water Co., Ltd.	650	8,489
Middlesex Water Co.	128	5,553
SJW Corp.	719	28,314
York Water Co.	79	2,531

		1,386,870

Total Utilities		13,245,101

Total Common Stocks (96.1%) (Cost $157,494,580)		181,361,324

	Number of Rights	Value (Note 1)
RIGHTS:
Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc. (Contingent Value Shares) (b)*†	1,097	—

Total Information Technology		—

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc. (Contingent Value Shares) (b)*†	2,407	5,416

Total Telecommunication Services		5,416

Total Rights (0.0%) (Cost $—)		5,416

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (3.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	6,154,133	$6,154,133

	Principal Amount	Value (Note 1)
Repurchase Agreements (5.9%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $900,011, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $918,000. (xx)	$900,000	900,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $600,007, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $612,001. (xx)	600,000	600,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $1,000,010, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $1,020,005. (xx)	1,000,000	1,000,000
HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $1,000,011, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $1,020,021. (xx)	1,000,000	1,000,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $4,222,063, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $4,306,455. (xx)	4,222,014	4,222,014
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $1,000,013, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $1,020,014. (xx)	1,000,000	1,000,000

See Notes to Financial Statements.

1407

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $1,000,013, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $1,020,014. (xx)	$1,000,000	$1,000,000
Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $1,000,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $1,020,000. (xx)	1,000,000	1,000,000
RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $500,005, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $510,001. (xx)	500,000	500,000

Total Repurchase Agreements		11,222,014

Total Short-Term Investments (9.2%) (Cost $17,376,147)		17,376,147

Total Investments (105.3%) (Cost $174,870,727)		198,742,887
Other Assets Less Liabilities (-5.3%)		(9,934,561)

Net Assets (100%)		$188,808,326

*	Non-income producing.
†	Securities (totaling $19,442 or 0.0% of net assets) held at fair value by management.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2016, the market value of these securities amounted to $10,166 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
@	Shares are less than 0.5.
(b)	Illiquid Security.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $10,932,978. This was secured by collateral of $11,222,014 which was received as cash and subsequently invested in short-term investments currently valued at $11,222,014, as reported in the Portfolio of Investments, and $20,057 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 2.375%, maturing 7/14/16-2/15/46.

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)
PennyMac Financial Services, Inc., Class A	$4,639	$—	$—	$3,772	$—	$—
PennyMac Mortgage Investment Trust (REIT)	40,851	8,896	—	52,439	1,258	—

	$45,490	$8,896	$—	$56,211	$1,258	$—

At June 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2016	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	6	September-16	$692,957	$688,440	$(4,517)
S&P MidCap 400 E-Mini Index	15	September-16	2,258,705	2,239,500	(19,205)

					$(23,722)

See Notes to Financial Statements.

1408

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (c)		Total
Assets:
Common Stocks
Consumer Discretionary	$20,300,824	$—	$—		$20,300,824
Consumer Staples	9,206,526	—	—		9,206,526
Energy	10,949,673	—	10,166		10,959,839
Financials	61,749,159	—	3,860		61,753,019
Health Care	12,933,672	—	—		12,933,672
Industrials	21,900,149	—	—		21,900,149
Information Technology	20,266,923	41,426	—		20,308,349
Materials	8,980,608	45,991	—		9,026,599
Telecommunication Services	1,727,246	—	—		1,727,246
Utilities	13,245,101	—	—		13,245,101
Rights
Information Technology	—	—	—	(d)	— (d)
Telecommunication Services	—	—	5,416		5,416
Short-Term Investments
Investment Companies	6,154,133	—	—		6,154,133
Repurchase Agreements	—	11,222,014	—		11,222,014

Total Assets	$187,414,014	$11,309,431	$19,442		$198,742,887

Liabilities:
Futures	$(23,722)	$—	$—		$(23,722)

Total Liabilities	$(23,722)	$—	$—		$(23,722)

Total	$187,390,292	$11,309,431	$19,442		$198,719,165

(a)	A security with a market value of $17,747 transferred from Level 2 to Level 1 at the end of the period due to active trading.
(b)	Securities with a market value of $87,417 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.
(c)	A security with a market value of $3,860 transferred from Level 1 to Level 3 at the end of the period due to inactive trading.
(d)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

Fair Values of Derivative Instruments as of June 30, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(23,722	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1409

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$91,174

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$(20,161)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $1,693,000 during the six months ended June 30, 2016.

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$900,000	$—	$900,000	$(900,000)	$—
Deutsche Bank AG	600,000	—	600,000	(600,000)	—
HSBC Securities, Inc.	2,000,000	—	2,000,000	(2,000,000)	—
Merrill Lynch PFS, Inc.	4,222,014	—	4,222,014	(4,222,014)	—
Natixis	2,000,000	—	2,000,000	(2,000,000)	—
Nomura Securities Co., Ltd.	1,000,000	—	1,000,000	(1,000,000)	—
RBS Securities, Inc.	500,000	—	500,000	(500,000)	—

Total	$11,222,014	$—	$11,222,014	$(11,222,014)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 18%)*	$57,930,008
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 20%)*	$60,137,873

*	During the period ended June 30, 2016, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

See Notes to Financial Statements.

1410

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,976,007
Aggregate gross unrealized depreciation	(13,363,173)

Net unrealized appreciation	$23,612,834

Federal income tax cost of investments	$175,130,053

For the six months ended June 30, 2016, the Portfolio incurred approximately $2,269 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

1411

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MULTIMANAGER MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $71,585)	$56,211
Unaffiliated Issuers (Cost $163,577,128)	187,464,662
Repurchase Agreements (Cost $11,222,014)	11,222,014
Cash	1,009,962
Cash held as collateral at broker	90,100
Receivable for securities sold	441,353
Dividends, interest and other receivables	291,992
Due from Custodian	50,460
Due from broker for futures variation margin	39,732
Receivable from Separate Accounts for Trust shares sold	20,099
Security lending income receivable	10,685
Other assets	2,037

Total assets	200,699,307

LIABILITIES
Payable on return of securities loaned	11,222,014
Payable for securities purchased	395,834
Investment management fees payable	99,920
Payable to Separate Accounts for Trust shares redeemed	47,477
Distribution fees payable – Class IB	21,255
Administrative fees payable	19,408
Trustees’ fees payable	6,655
Distribution fees payable – Class IA	2,402
Accrued expenses	76,016

Total liabilities	11,890,981

NET ASSETS	$188,808,326

Net assets were comprised of:
Paid in capital	$194,707,595
Accumulated undistributed net investment income (loss)	695,914
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(30,443,621)
Net unrealized appreciation (depreciation) on investments and futures	23,848,438

Net assets	$188,808,326

Class IA
Net asset value, offering and redemption price per share, $11,711,993 / 841,794 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.91

Class IB
Net asset value, offering and redemption price per share, $103,785,233 / 7,613,069 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.63

Class K
Net asset value, offering and redemption price per share, $73,311,100 / 5,263,221 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.93

(x)	Includes value of securities on loan of $10,932,978.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends ($1,258 of dividend income received from affiliates) (net of $1,021 foreign withholding tax)	$1,657,095
Interest	9,467
Securities lending (net)	19,477

Total income	1,686,039

EXPENSES
Investment management fees	716,600
Distribution fees – Class IB	124,442
Administrative fees	112,603
Custodian fees	79,155
Professional fees	30,182
Distribution fees – Class IA	13,999
Printing and mailing expenses	6,141
Trustees’ fees	2,310
Miscellaneous	3,948

Gross expenses	1,089,380
Less: Waiver from investment manager	(144,592)

Net expenses	944,788

NET INVESTMENT INCOME (LOSS)	741,251

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	3,699,040
Futures	91,174
Foreign currency transactions	(2,399)

Net realized gain (loss)	3,787,815

Change in unrealized appreciation (depreciation) on:
Investments ($1,825 of change in unrealized appreciation (depreciation) from affiliates)	4,722,762
Futures	(20,161)

Net change in unrealized appreciation (depreciation)	4,702,601

NET REALIZED AND UNREALIZED GAIN (LOSS)	8,490,416

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,231,667

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$741,251	$1,235,229
Net realized gain (loss) on investments, futures and foreign currency transactions	3,787,815	13,445,279
Net change in unrealized appreciation (depreciation) on investments and futures	4,702,601	(24,935,224)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,231,667	(10,254,716)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(90,407)
Class IB	—	(775,596)
Class K	—	(661,674)

TOTAL DIVIDENDS:	—	(1,527,677)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 13,959 and 86,161 shares, respectively ]	185,042	1,220,061
Capital shares issued in reinvestment of dividends [ 0 and 6,950 shares, respectively ]	—	90,407
Capital shares repurchased [ (45,940) and (151,360) shares, respectively ]	(602,886)	(2,112,221)

Total Class IA transactions	(417,844)	(801,753)

Class IB
Capital shares sold [ 236,910 and 398,318 shares, respectively ]	3,057,459	5,537,869
Capital shares issued in reinvestment of dividends [ 0 and 60,844 shares, respectively ]	—	775,596
Capital shares repurchased [ (588,602) and (1,117,509) shares, respectively ]	(7,521,249)	(15,572,522)

Total Class IB transactions	(4,463,790)	(9,259,057)

Class K
Capital shares sold [ 541,550 and 131,404 shares, respectively ]	6,677,301	1,871,245
Capital shares issued in reinvestment of dividends [ 0 and 50,870 shares, respectively ]	—	661,674
Capital shares repurchased [ (272,589) and (1,157,323) shares, respectively ]	(3,558,734)	(16,574,931)

Total Class K transactions	3,118,567	(14,042,012)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,763,067)	(24,102,822)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,468,600	(35,885,215)
NET ASSETS:
Beginning of period	181,339,726	217,224,941

End of period (a)	$188,808,326	$181,339,726

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$695,914	$(45,337)

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
		2015		2014	2013	2012	2011
Net asset value, beginning of period	$13.26	$14.15		$13.49	$9.98	$8.73	$10.07

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.07		0.04	0.01	0.02	0.02
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.60	(0.86)		0.68	3.55	1.27	(1.34)

Total from investment operations	0.65	(0.79)		0.72	3.56	1.29	(1.32)

Less distributions:
Dividends from net investment income	—	(0.10)		(0.06)	(0.05)	(0.04)	(0.02)

Net asset value, end of period	$13.91	$13.26		$14.15	$13.49	$9.98	$8.73

Total return (b)	4.90%	(5.57	)%(aa)	5.37%	35.64%	14.73%	(13.07)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,712	$11,590		$13,187	$14,096	$12,428	$12,213
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.15%	1.15%		1.22%	1.25%	1.25%	0.98%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.15%	1.15%		1.22%	1.25%	1.23%	0.96%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.31%	1.29%		1.35%	1.30%	1.26%	0.99%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.73%	0.52%		0.27%	0.09%	0.17%	0.20%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.73%	0.52%		0.27%	0.09%	0.19%	0.22%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.57%	0.38%		0.15%	0.04%	0.16%	0.19%
Portfolio turnover rate (z)^	33%	34%		42%	37%	60%	95%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
		2015		2014	2013	2012	2011
Net asset value, beginning of period	$13.00	$13.87		$13.22	$9.79	$8.55	$9.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.07		0.04	0.01	0.02	— #
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.58	(0.84)		0.67	3.46	1.26	(1.32)

Total from investment operations	0.63	(0.77)		0.71	3.47	1.28	(1.32)

Less distributions:
Dividends from net investment income	—	(0.10)		(0.06)	(0.04)	(0.04)	— #

Net asset value, end of period	$13.63	$13.00		$13.87	$13.22	$9.79	$8.55

Total return (b)	4.85%	(5.55	)%(bb)	5.39%	35.50%	14.92%	(13.36)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$103,785	$103,513		$119,568	$125,036	$463,546	$450,690
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.15%	1.15%		1.22%	1.25%	1.25%	1.23%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.15%	1.15%		1.22%	1.25%	1.23%	1.21%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.31%	1.29%		1.35%	1.27%	1.26%	1.24%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.73%	0.52%		0.27%	0.06%	0.17%	— %‡‡
After waivers, reimbursements and fees paid indirectly (a)(f)	0.73%	0.52%		0.27%	0.07%	0.19%	0.03%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.56%	0.37%		0.15%	0.04%	0.16%	— %‡‡
Portfolio turnover rate (z)^	33%	34%		42%	37%	60%	95%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,					August 26, 2011* to December 31, 2011
Class K		2015		2014	2013	2012
Net asset value, beginning of period	$13.26	$14.15		$13.49	$9.98	$8.73	$8.70

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.11		0.07	0.04	0.04	0.01
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.61	(0.87)		0.69	3.55	1.27	0.04

Total from investment operations	0.67	(0.76)		0.76	3.59	1.31	0.05

Less distributions:
Dividends from net investment income	—	(0.13)		(0.10)	(0.08)	(0.06)	(0.02)

Net asset value, end of period	$13.93	$13.26		$14.15	$13.49	$9.98	$8.73

Total return (b)	5.05%	(5.33	)%(cc)	5.63%	35.98%	15.02%	0.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$73,311	$66,237		$84,470	$97,165	$83,979	$84,176
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%	0.90%		0.98%	1.00%	1.00%	0.99%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.90%	0.90%		0.98%	1.00%	0.98%	0.94%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.06%	1.04%		1.10%	1.05%	1.01%	0.99%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.99%	0.75%		0.51%	0.34%	0.42%	0.35%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.99%	0.75%		0.51%	0.34%	0.44%	0.40%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.83%	0.61%		0.39%	0.29%	0.41%	0.35%
Portfolio turnover rate (z)^	33%	34%		42%	37%	60%	95%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
‡‡	Amount is less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (5.71)%.
(bb)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (5.70)%.
(cc)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (5.47)%.

See Notes to Financial Statements.

1416

MULTIMANAGER TECHNOLOGY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2016	% of Net Assets
Information Technology	66.9%
Exchange Traded Funds	19.9
Consumer Discretionary	9.1
Repurchase Agreements	3.0
Investment Companies	2.0
Industrials	0.8
Telecommunication Services	0.4
Financials	0.3
Health Care	0.2
Cash and Other	(2.6)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class IA
Actual	$1,000.00	$985.56	$6.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.65	6.27
Class IB
Actual	1,000.00	985.65	6.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.65	6.27
Class K
Actual	1,000.00	986.74	4.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.89	5.02

*   Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratios of 1.25%, 1.25% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.1%)
Auto Components (0.2%)
Hota Industrial Manufacturing Co., Ltd.	113,000	$530,637
Tung Thih Electronic Co., Ltd.	30,000	481,739

		1,012,376

Household Durables (0.7%)
Garmin Ltd.	94,102	3,991,807
Pioneer Corp.*	384,200	667,780
Sony Corp.	18,000	526,790

		5,186,377

Internet & Catalog Retail (7.3%)
Amazon.com, Inc.*	60,809	43,516,137
Expedia, Inc.	27,464	2,919,423
Groupon, Inc. (x)*	24,355	79,154
Liberty TripAdvisor Holdings, Inc., Class A*	3,907	85,485
Netflix, Inc.*	26,799	2,451,572
Priceline Group, Inc.*	4,539	5,666,533
Shutterfly, Inc.*	1,900	88,559
TripAdvisor, Inc.*	6,076	390,687
Wayfair, Inc., Class A (x)*	1,494	58,266

		55,255,816

Media (0.9%)
Comcast Corp., Class A	107,189	6,987,651

Total Consumer Discretionary		68,442,220

Financials (0.3%)
Real Estate Investment Trusts (REITs) (0.3%)
American Tower Corp. (REIT)	17,030	1,934,778
Crown Castle International Corp. (REIT)	3,115	315,955

Total Financials		2,250,733

Health Care (0.2%)
Health Care Equipment & Supplies (0.1%)
Cyberdyne, Inc. (x)*	24,600	550,830

Health Care Technology (0.1%)
M3, Inc.	21,200	734,223

Total Health Care		1,285,053

Industrials (0.8%)
Electrical Equipment (0.2%)
Bizlink Holding, Inc.	90,860	558,899
Nidec Corp.	13,400	1,011,433
Voltronic Power Technology Corp.	27,840	387,946

		1,958,278

Professional Services (0.6%)
Equifax, Inc.	9,357	1,201,439
Huron Consulting Group, Inc.*	16,200	978,804
TransUnion*	40,343	1,349,070
WageWorks, Inc.*	15,351	918,143

		4,447,456

Total Industrials		6,405,734

Information Technology (66.9%)
Communications Equipment (3.5%)
ADTRAN, Inc.	2,800	$52,220
Arista Networks, Inc. (x)*	14,929	961,129
ARRIS International plc*	9,204	192,916
Brocade Communications Systems, Inc.	25,100	230,418
Ciena Corp.*	6,900	129,375
Cisco Systems, Inc.	615,229	17,650,920
CommScope Holding Co., Inc.*	7,957	246,906
EchoStar Corp., Class A*	2,400	95,280
F5 Networks, Inc.*	3,600	409,824
Finisar Corp.*	6,100	106,811
Harris Corp.	6,700	559,048
Infinera Corp.*	7,600	85,728
InterDigital, Inc.	1,900	105,792
Ixia*	3,500	34,370
Juniper Networks, Inc.	19,300	434,057
Lumentum Holdings, Inc.*	25,431	615,430
Motorola Solutions, Inc.	8,439	556,721
NETGEAR, Inc.*	1,800	85,572
NetScout Systems, Inc.*	4,800	106,800
Nokia Oyj	238,904	1,359,355
Oclaro, Inc. (x)*	69,628	339,784
Palo Alto Networks, Inc. (x)*	15,687	1,923,854
Plantronics, Inc.	1,900	83,600
Polycom, Inc.*	7,962	89,572
Ubiquiti Networks, Inc. (x)*	1,353	52,307
ViaSat, Inc. (x)*	2,500	178,500
Viavi Solutions, Inc.*	13,400	88,842

		26,775,131

Electronic Equipment, Instruments & Components (2.4%)
Amphenol Corp., Class A	16,514	946,748
Anixter International, Inc.*	1,600	85,248
Arrow Electronics, Inc.*	4,900	303,310
Avnet, Inc.	6,800	275,468
AVX Corp.	2,800	38,024
Belden, Inc.	2,200	132,814
Benchmark Electronics, Inc.*	3,000	63,450
CDW Corp.	18,421	738,314
Celestica, Inc.*	7,419	68,997
Cognex Corp.	4,600	198,260
Coherent, Inc.*	3,900	357,942
Corning, Inc.	238,652	4,887,593
Dolby Laboratories, Inc., Class A	2,863	136,994
FEI Co.	2,200	235,136
Fitbit, Inc., Class A (x)*	3,091	37,772
FLIR Systems, Inc.	7,308	226,183
Ingram Micro, Inc., Class A	30,302	1,053,904
IPG Photonics Corp.*	2,000	160,000
Itron, Inc.*	2,000	86,200
Jabil Circuit, Inc.	10,400	192,088
Keysight Technologies, Inc.*	9,006	261,984
Kingpak Technology, Inc.*	52,600	522,495
Knowles Corp. (x)*	4,924	67,360
Largan Precision Co., Ltd.	15,300	1,420,000
Littelfuse, Inc.	1,200	141,828
Methode Electronics, Inc.	2,200	75,306
National Instruments Corp.	26,318	721,113
OSI Systems, Inc.*	900	52,317

See Notes to Financial Statements.

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Plexus Corp.*	1,900	$82,080
QLogic Corp.*	4,200	61,908
Sanmina Corp.*	3,793	101,690
Sunny Optical Technology Group Co., Ltd.	290,510	1,021,270
SYNNEX Corp.	1,600	151,712
TE Connectivity Ltd.	19,178	1,095,256
Tech Data Corp.*	3,815	274,108
Trimble Navigation Ltd.*	13,300	323,988
Universal Display Corp.*	2,300	155,940
VeriFone Systems, Inc.*	50,913	943,927
Vishay Intertechnology, Inc. (x)	7,200	89,208
Zebra Technologies Corp., Class A*	2,700	135,270

		17,923,205

Internet Software & Services (14.9%)
58.com, Inc. (ADR) (x)*	11,860	544,255
Akamai Technologies, Inc.*	41,403	2,315,670
Alibaba Group Holding Ltd. (ADR) (x)*	58,432	4,647,097
Alphabet, Inc., Class A*	38,968	27,415,157
Alphabet, Inc., Class C*	27,907	19,314,435
Baidu, Inc. (ADR)*	3,754	619,973
Bankrate, Inc.*	3,276	24,505
comScore, Inc.*	2,700	64,476
Cornerstone OnDemand, Inc.*	2,792	106,264
CoStar Group, Inc.*	1,700	371,722
Criteo S.A. (ADR) (x)*	109,414	5,024,291
Cvent, Inc.*	1,474	52,651
Demandware, Inc.*	1,836	137,516
eBay, Inc.*	56,700	1,327,347
Endurance International Group Holdings, Inc. (x)*	3,014	27,096
Envestnet, Inc.*	2,000	66,620
Facebook, Inc., Class A*	309,072	35,320,748
GoDaddy, Inc., Class A (x)*	2,319	72,330
Gogo, Inc. (x)*	2,689	22,561
GrubHub, Inc. (x)*	4,357	135,372
IAC/InterActiveCorp	4,200	236,460
j2 Global, Inc.	2,600	164,242
LinkedIn Corp., Class A*	6,369	1,205,333
LogMeIn, Inc.*	1,300	82,459
Naver Corp.	1,142	710,093
NetEase, Inc. (ADR) (x)	14,711	2,842,459
New Relic, Inc.*	1,295	38,047
NIC, Inc.	3,600	78,984
Pandora Media, Inc. (x)*	11,095	138,133
Rackspace Hosting, Inc.*	5,500	114,730
Shutterstock, Inc. (x)*	898	41,128
Stamps.com, Inc. (x)*	900	78,678
Tencent Holdings Ltd.	253,726	5,780,312
Twitter, Inc. (x)*	33,004	558,098
VeriSign, Inc. (x)*	5,100	440,946
Web.com Group, Inc.*	2,722	49,486
WebMD Health Corp. (x)*	2,082	120,985
Yahoo!, Inc.*	46,900	1,761,564
Yelp, Inc.*	3,093	93,903
Zillow Group, Inc., Class A (x)*	2,597	95,180
Zillow Group, Inc., Class C (x)*	5,689	206,397

		112,447,703

IT Services (14.7%)
Accenture plc, Class A	78,628	$8,907,766
Acxiom Corp.*	4,200	92,358
Alliance Data Systems Corp.*	12,436	2,436,461
Automatic Data Processing, Inc.	92,938	8,538,214
Black Knight Financial Services, Inc., Class A*	1,151	43,278
Blackhawk Network Holdings, Inc.*	2,963	99,231
Booz Allen Hamilton Holding Corp.	6,250	185,250
Broadridge Financial Solutions, Inc.	6,300	410,760
CACI International, Inc., Class A*	1,300	117,533
Cardtronics, Inc.*	14,581	580,470
Cognizant Technology Solutions Corp., Class A*	82,273	4,709,306
Computer Sciences Corp.	35,085	1,741,970
Convergys Corp.	5,000	125,000
CoreLogic, Inc.*	4,700	180,856
CSRA, Inc.	7,600	178,068
DST Systems, Inc.	1,600	186,288
EPAM Systems, Inc.*	2,299	147,849
Euronet Worldwide, Inc.*	2,600	179,894
EVERTEC, Inc.	3,783	58,788
ExlService Holdings, Inc.*	1,800	94,338
Fidelity National Information Services, Inc.	69,440	5,116,339
First Data Corp., Class A*	9,826	108,774
Fiserv, Inc.*	42,200	4,588,406
FleetCor Technologies, Inc.*	4,224	604,581
Gartner, Inc.*	4,400	428,604
Genpact Ltd.*	75,773	2,033,747
Global Payments, Inc.	95,295	6,802,157
International Business Machines Corp.	47,524	7,213,193
Jack Henry & Associates, Inc.	4,200	366,534
Leidos Holdings, Inc.	3,625	173,529
ManTech International Corp., Class A	1,400	52,948
MasterCard, Inc., Class A	97,065	8,547,544
MAXIMUS, Inc.	3,600	199,332
NeuStar, Inc., Class A (x)*	2,754	64,746
Paychex, Inc.	30,918	1,839,621
PayPal Holdings, Inc.*	116,877	4,267,179
Sabre Corp.	199,685	5,349,561
Science Applications International Corp.	2,162	126,153
Syntel, Inc.*	1,800	81,468
TeleTech Holdings, Inc.	900	24,417
Teradata Corp.*	6,795	170,351
Total System Services, Inc.	78,904	4,190,591
Travelport Worldwide Ltd.	6,210	80,047
Vantiv, Inc., Class A*	78,081	4,419,385
Virtusa Corp.*	1,400	40,432
Visa, Inc., Class A	309,423	22,949,904
Western Union Co.	26,200	502,516
WEX, Inc.*	13,283	1,177,804
Worldpay Group plc*§	27,607	100,487
Xerox Corp.	50,754	481,655

		111,115,683

See Notes to Financial Statements.

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (11.0%)
Acacia Communications, Inc. (x)*	7,500	$299,550
Advanced Energy Industries, Inc.*	2,100	79,716
Advanced Micro Devices, Inc. (x)*	34,600	177,844
Amkor Technology, Inc.*	4,600	26,450
Analog Devices, Inc.	16,500	934,560
Applied Materials, Inc.	425,008	10,187,442
Broadcom Ltd.	85,675	13,313,895
Cabot Microelectronics Corp.	1,400	59,276
Cavium, Inc. (x)*	4,156	160,421
Cirrus Logic, Inc.*	3,500	135,765
Cree, Inc.*	5,245	128,188
Cypress Semiconductor Corp. (x)	16,725	176,449
Diodes, Inc.*	2,200	41,338
Entegris, Inc.*	8,100	117,207
Fairchild Semiconductor International, Inc.*	6,400	127,040
First Solar, Inc.*	4,000	193,920
Himax Technologies, Inc. (ADR) (x)*	88,753	733,100
Infineon Technologies AG	38,315	550,605
Integrated Device Technology, Inc.*	7,000	140,910
Intel Corp.	253,700	8,321,360
Intersil Corp., Class A	36,600	495,564
KLA-Tencor Corp.	22,732	1,665,119
Lam Research Corp.	109,615	9,214,237
Land Mark Optoelectronics Corp.	47,000	666,170
Linear Technology Corp.	37,634	1,751,110
MACOM Technology Solutions Holdings, Inc. (x)*	7,082	233,564
Marvell Technology Group Ltd.	207,475	1,977,237
Maxim Integrated Products, Inc.	39,070	1,394,408
Microchip Technology, Inc. (x)	107,281	5,445,583
Micron Technology, Inc.*	111,910	1,539,882
Microsemi Corp.*	6,163	201,407
MKS Instruments, Inc.	11,180	481,411
Monolithic Power Systems, Inc.	2,000	136,640
NVIDIA Corp.	27,200	1,278,672
NXP Semiconductors N.V.*	2,406	188,486
ON Semiconductor Corp.*	23,141	204,104
Parade Technologies Ltd.	78,440	750,836
Power Integrations, Inc.	1,700	85,119
Qorvo, Inc.*	6,781	374,718
QUALCOMM, Inc.	137,830	7,383,553
Rambus, Inc.*	5,800	70,064
Semtech Corp.*	3,400	81,124
Silergy Corp.	34,000	398,537
Silicon Laboratories, Inc.*	2,100	102,354
Silicon Motion Technology Corp. (ADR)	13,826	660,883
Skyworks Solutions, Inc.	38,158	2,414,638
SunEdison Semiconductor Ltd.*	25,695	152,371
SunPower Corp. (x)*	2,954	45,757
Synaptics, Inc.*	2,100	112,875
Taiwan Semiconductor Manufacturing Co., Ltd.*	203,000	1,026,483
Teradyne, Inc.	11,200	220,528
Tessera Technologies, Inc.	2,600	79,664
Texas Instruments, Inc.	76,775	$4,809,954
Veeco Instruments, Inc.*	2,200	36,432
Win Semiconductors Corp.	296,445	606,179
Xilinx, Inc.	13,600	627,368

		82,818,067

Software (13.9%)
ACI Worldwide, Inc.*	6,400	124,864
Activision Blizzard, Inc.	110,973	4,397,860
Adobe Systems, Inc.*	62,173	5,955,552
ANSYS, Inc.*	4,700	426,525
Aspen Technology, Inc.*	4,478	180,195
Autodesk, Inc.*	12,000	649,680
Barracuda Networks, Inc. (x)*	709	10,734
Blackbaud, Inc.	2,500	169,750
CA, Inc.	15,800	518,714
Cadence Design Systems, Inc.*	16,000	388,800
CDK Global, Inc.	8,279	459,402
Citrix Systems, Inc.*	8,300	664,747
CommVault Systems, Inc.*	2,200	95,018
Ebix, Inc. (x)	1,400	67,060
Electronic Arts, Inc.*	86,737	6,571,195
Ellie Mae, Inc. (x)*	1,585	145,265
Fair Isaac Corp.	1,700	192,117
FireEye, Inc. (x)*	7,940	130,772
Fortinet, Inc.*	14,275	450,947
Guidewire Software, Inc.*	3,985	246,114
HubSpot, Inc. (x)*	451	19,582
Imperva, Inc.*	56,427	2,426,925
Infoblox, Inc.*	3,189	59,826
Intuit, Inc.	69,095	7,711,693
Manhattan Associates, Inc.*	3,800	243,694
Mentor Graphics Corp.	5,600	119,056
Microsoft Corp.	655,155	33,524,281
MicroStrategy, Inc., Class A*	500	87,510
Mobileye N.V. (x)*	19,852	915,971
NetSuite, Inc. (x)*	2,000	145,600
Nuance Communications, Inc.*	11,700	182,871
Open Text Corp.	6,468	382,647
Oracle Corp.	252,751	10,345,098
Paycom Software, Inc. (x)*	51,238	2,213,994
Paylocity Holding Corp. (x)*	978	42,250
Pegasystems, Inc.	2,000	53,900
Progress Software Corp.*	2,904	79,744
Proofpoint, Inc. (x)*	53,242	3,359,038
PTC, Inc.*	6,262	235,326
Qlik Technologies, Inc.*	5,100	150,858
RealPage, Inc.*	2,900	64,757
Red Hat, Inc.*	9,700	704,220
Rovi Corp.*	4,427	69,238
salesforce.com, Inc.*	149,769	11,893,156
ServiceNow, Inc.*	30,500	2,025,200
Splunk, Inc.*	7,176	388,796
SS&C Technologies Holdings, Inc.	8,800	247,104
Symantec Corp.	32,700	671,658
Synchronoss Technologies, Inc.*	2,100	66,906
Synopsys, Inc.*	8,100	438,048
Tableau Software, Inc., Class A*	31,659	1,548,758

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

Take-Two Interactive Software, Inc.*	4,600	$174,432
TiVo, Inc.*	5,300	52,470
Tyler Technologies, Inc.*	1,700	283,407
Ultimate Software Group, Inc.*	1,587	333,730
Verint Systems, Inc.*	3,469	114,928
VMware, Inc., Class A (x)*	4,200	240,324
Workday, Inc., Class A*	22,549	1,683,734
Zendesk, Inc. (x)*	2,892	76,291
Zynga, Inc., Class A*	40,998	102,085

		105,324,417

Technology Hardware, Storage & Peripherals (6.5%)
3D Systems Corp. (x)*	6,300	86,247
Apple, Inc.	305,116	29,169,090
BlackBerry Ltd.*	25,803	173,138
Catcher Technology Co., Ltd.	139,000	1,037,641
Cray, Inc.*	2,300	68,816
Diebold, Inc.	3,800	94,354
Electronics for Imaging, Inc.*	2,700	116,208
EMC Corp.	192,190	5,221,802
Hewlett Packard Enterprise Co.	408,675	7,466,492
HP, Inc.	91,747	1,151,425
Lexmark International, Inc., Class A	3,300	124,575
NCR Corp.*	6,500	180,505
NetApp, Inc.	28,508	701,012
Nimble Storage, Inc. (x)*	2,834	22,559
Pure Storage, Inc., Class A (x)*	61,295	668,115
Seagate Technology plc (x)	66,235	1,613,484
Super Micro Computer, Inc.*	2,000	49,700
Western Digital Corp.	18,946	895,388

		48,840,551

Total Information Technology		505,244,757

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.	64,450	2,784,884

Total Telecommunication Services		2,784,884

Total Common Stocks (77.7%) (Cost $375,421,315)		586,413,381

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(19.9%)
iShares® North American Tech ETF‡	416,450	45,801,171
Technology Select Sector SPDR® Fund	1,203,500	52,183,760
Vanguard Information Technology Index ETF	488,200	52,281,338

Total Investment Companies (19.9%) (Cost $77,692,467)		150,266,269

SHORT-TERM INVESTMENTS:
Investment Company (2.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	15,124,447	15,124,447

Repurchase Agreements (3.0%)
Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $3,200,040, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $3,264,001. (xx)	$3,200,000	$3,200,000
Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $2,100,024, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, maturing 6/15/20-8/15/27, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $2,142,003. (xx)	2,100,000	2,100,000
HSBC Securities, Inc., 0.360%, dated 6/30/16, due 7/1/16, repurchase price $2,000,020, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $2,040,009. (xx)	2,000,000	2,000,000
HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $2,000,021, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $2,040,041. (xx)	2,000,000	2,000,000
Merrill Lynch PFS, Inc., 0.420%, dated 6/30/16, due 7/1/16, repurchase price $1,081,459, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $1,103,075. (xx)	1,081,446	1,081,446
Mizuho Securities USA, Inc., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $500,006, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.750%, maturing 5/31/17-5/31/23; total market value $510,000. (xx)	500,000	500,000

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $1,000,013, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.750%, maturing 1/15/17-5/15/46; total market value $1,020,014. (xx)	$1,000,000	$1,000,000
Natixis,
0.600%, dated 6/30/16, due 7/1/16, repurchase price $3,000,050, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50; total market value $3,060,051. (xx)	3,000,000	3,000,000
Nomura Securities Co., Ltd.,
0.400%, dated 6/30/16, due 7/1/16, repurchase price $3,000,033, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $3,060,000. (xx)	3,000,000	3,000,000
RBS Securities, Inc.,
0.400%, dated 6/30/16, due 7/5/16, repurchase price $2,000,111, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-6.125%, maturing 2/28/17-5/15/44; total market value $2,040,039. (xx)	2,000,000	2,000,000
RBS Securities, Inc.,
0.390%, dated 6/30/16, due 7/1/16, repurchase price $1,000,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $1,020,002. (xx)	1,000,000	1,000,000
Societe Generale S.A.,
0.400%, dated 6/30/16, due 7/1/16, repurchase price $2,000,022, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 10/31/16-2/15/46; total market value $2,040,000. (xx)	$2,000,000	$2,000,000

Total Repurchase Agreements		22,881,446

Total Short-Term Investments (5.0%) (Cost $38,005,893)		38,005,893

Total Investments (102.6%) (Cost $491,119,675)		774,685,543
Other Assets Less Liabilities (-2.6%)		(19,851,639)

Net Assets (100%)		$754,833,904

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2016, the market value of these securities amounted to $100,487 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(x)	All or a portion of security is on loan at June 30, 2016.
(xx)	At June 30, 2016, the Portfolio had loaned securities with a total value of $22,348,019. This was secured by collateral of $22,881,446 which was received as cash and subsequently invested in short-term investments currently valued at $22,881,446, as reported in the Portfolio of Investments.

Glossary:

ADR	— American Depositary Receipt

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
iShares® North American Tech ETF*	$46,055,206	$—	$—	$45,801,171	$259,402	$—

*	Not an affiliated company at December 31, 2015.
†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Financial Statements.

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$66,235,274	$2,206,946	$—	$68,442,220
Financials	2,250,733	—	—	2,250,733
Health Care	—	1,285,053	—	1,285,053
Industrials	4,447,456	1,958,278	—	6,405,734
Information Technology	489,294,294	15,950,463	—	505,244,757
Telecommunication Services	2,784,884	—	—	2,784,884
Investment Companies
Exchange Traded Funds (ETFs)	150,266,269	—	—	150,266,269
Short-Term Investments
Investment Companies	15,124,447	—	—	15,124,447
Repurchase Agreements	—	22,881,446	—	22,881,446

Total Assets	$730,403,357	$44,282,186	$—	$774,685,543

Total Liabilities	$—	$—	$—	$—

Total	$730,403,357	$44,282,186	$—	$774,685,543

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Forward Foreign Currency Contracts
Foreign exchange contracts	$21,183

^ The Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $55,000 for one month during the six months ended June 30, 2016.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

At June 30, 2016, the Portfolio’s investment in the repurchase agreements was subject to an enforceable netting arrangement. The Portfolio’s proportionate holding in the joint repurchase agreements was as follows:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities Collateral Received*	Net Amount of Assets
Citigroup Global Markets Ltd.	$3,200,000	$—	$3,200,000	$(3,200,000)	$—
Deutsche Bank AG	2,100,000	—	2,100,000	(2,100,000)	—
HSBC Securities, Inc.	4,000,000	—	4,000,000	(4,000,000)	—
Merrill Lynch PFS, Inc.	1,081,446	—	1,081,446	(1,081,446)	—
Mizuho Securities USA, Inc.	500,000	—	500,000	(500,000)	—
Natixis	4,000,000	—	4,000,000	(4,000,000)	—
Nomura Securities Co., Ltd.	3,000,000	—	3,000,000	(3,000,000)	—
RBS Securities, Inc.	3,000,000	—	3,000,000	(3,000,000)	—
Societe Generale S.A.	2,000,000	—	2,000,000	(2,000,000)	—

Total	$22,881,446	$—	$22,881,446	$(22,881,446)	$—

*	At June 30, 2016, the value of the collateral received exceeded the market value of the Portfolio’s proportionate holding in the joint repurchase agreements. Please refer to the Portfolio of Investments for the Portfolio’s undivided interest in each joint repurchase agreement and related collateral.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 18%)*	$246,464,518
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 20%)*	$272,264,284

*	During the period ended June 30, 2016, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the1940 Act (amount is percentage of total Purchases and/or Sales).

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$278,839,351
Aggregate gross unrealized depreciation	(9,319,054)

Net unrealized appreciation	$269,520,297

Federal income tax cost of investments	$505,165,246

For the six months ended June 30, 2016, the Portfolio incurred approximately $68 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $27,080,813)	$45,801,171
Unaffiliated Issuers (Cost $441,157,416)	706,002,926
Repurchase Agreements (Cost $22,881,446)	22,881,446
Cash	2,148,000
Foreign cash (Cost $1,355,765)	1,277,971
Receivable from Separate Accounts for Trust shares sold	900,725
Receivable for securities sold	307,047
Dividends, interest and other receivables	241,590
Security lending income receivable	11,677
Other assets	8,585

Total assets	779,581,138

LIABILITIES
Payable on return of securities loaned	22,881,446
Payable to Separate Accounts for Trust shares redeemed	689,009
Investment management fees payable	521,448
Payable for securities purchased	324,099
Distribution fees payable – Class IB	151,978
Administrative fees payable	78,463
Trustees’ fees payable	18,101
Distribution fees payable – Class IA	3,220
Accrued expenses	79,470

Total liabilities	24,747,234

NET ASSETS	$754,833,904

Net assets were comprised of:
Paid in capital	$469,067,481
Accumulated undistributed net investment income (loss)	382,652
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	1,895,463
Net unrealized appreciation (depreciation) on investments and foreign currency translations	283,488,308

Net assets	$754,833,904

Class IA
Net asset value, offering and redemption price per share, $15,617,935 / 788,962 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.80

Class IB
Net asset value, offering and redemption price per share, $733,849,557 / 38,169,078 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.23

Class K
Net asset value, offering and redemption price per share, $5,366,412 / 267,142 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.09

(x)	Includes value of securities on loan of $22,348,019.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends ($259,402 of dividend income received from affiliates) (net of $19,307 foreign withholding tax)	$4,988,531
Interest	4,419
Securities lending (net)	17,885

Total income	5,010,835

EXPENSES
Investment management fees	3,556,677
Distribution fees – Class IB	910,355
Administrative fees	470,536
Custodian fees	51,325
Professional fees	38,100
Printing and mailing expenses	25,832
Distribution fees – Class IA	19,026
Trustees’ fees	9,832
Miscellaneous	11,181

Gross expenses	5,092,864
Less: Waiver from investment manager	(420,340)

Net expenses	4,672,524

NET INVESTMENT INCOME (LOSS)	338,311

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	15,653,821
Foreign currency transactions	(7,618)

Net realized gain (loss)	15,646,203

Change in unrealized appreciation (depreciation) on:
Investments ($18,720,358 of change in unrealized appreciation (depreciation) from affiliates)	(29,086,687)
Foreign currency translations	23,110

Net change in unrealized appreciation (depreciation)	(29,063,577)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(13,417,374)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,079,063)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$338,311	$(1,890,790)
Net realized gain (loss) on investments and foreign currency transactions	15,646,203	46,508,747
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(29,063,577)	4,825,086

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(13,079,063)	49,443,043

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	—	(1,146,048)
Class IB	—	(57,035,152)
Class K	—	(377,606)

TOTAL DISTRIBUTIONS	—	(58,558,806)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 37,640 and 40,355 shares, respectively ]	708,225	852,400
Capital shares issued in reinvestment of distributions [ 0 and 57,922 shares, respectively ]	—	1,146,048
Capital shares repurchased [ (51,746) and (105,121) shares, respectively ]	(994,738)	(2,208,855)

Total Class IA transactions	(286,513)	(210,407)

Class IB
Capital shares sold [ 1,842,655 and 4,755,995 shares, respectively ]	34,229,191	96,574,253
Capital shares issued in reinvestment of distributions [ 0 and 2,966,894 shares, respectively ]	—	57,035,152
Capital shares repurchased [ (3,987,928) and (7,163,302) shares, respectively ]	(74,160,248)	(145,418,084)

Total Class IB transactions	(39,931,057)	8,191,321

Class K
Capital shares sold [ 124,637 and 218,261 shares, respectively ]	2,415,816	4,583,848
Capital shares issued in reinvestment of distributions [ 0 and 18,841 shares, respectively ]	—	377,606
Capital shares repurchased [ (126,037) and (253,170) shares, respectively ]	(2,451,401)	(5,334,786)

Total Class K transactions	(35,585)	(373,332)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(40,253,155)	7,607,582

TOTAL INCREASE (DECREASE) IN NET ASSETS	(53,332,218)	(1,508,181)
NET ASSETS:
Beginning of period	808,166,122	809,674,303

End of period (a)	$754,833,904	$808,166,122

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$382,652	$44,341

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IA		2015	2014	2013	2012	2011
Net asset value, beginning of period	$20.09	$20.35	$19.23	$14.18	$12.50	$13.10

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	(0.05)	(0.04)	(0.03)	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.30)	1.29	2.65	5.08	1.69	(0.57)

Total from investment operations	(0.29)	1.24	2.61	5.05	1.68	(0.60)

Less distributions:
Distributions from net realized gains	—	(1.50)	(1.49)	—	—	—

Net asset value, end of period	$19.80	$20.09	$20.35	$19.23	$14.18	$12.50

Total return (b)	(1.44)%	6.29%	13.55%	35.61%	13.44%	(4.58)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,618	$16,132	$16,481	$15,170	$12,142	$12,244
Ratio of expenses to average net assets:
After waivers (a)(f)	1.25%	1.28%	1.37%	1.40%	1.40%	1.14%
After waivers and fees paid indirectly (a)(f)	1.25%	1.28%	1.37%	1.39%	1.39%	1.13%
Before waivers and fees paid indirectly (a)(f)	1.36%	1.35%	1.40%	1.40%	1.40%	1.14%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.09%	(0.23)%	(0.20)%	(0.17)%	(0.11)%	(0.27)%
After waivers and fees paid indirectly (a)(f)	0.09%	(0.23)%	(0.20)%	(0.16)%	(0.10)%	(0.26)%
Before waivers and fees paid indirectly (a)(f)	(0.02)%	(0.30)%	(0.23)%	(0.17)%	(0.11)%	(0.27)%
Portfolio turnover rate (z)^	33%	67%	59%	64%	62%	78%

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class IB		2015	2014	2013	2012	2011
Net asset value, beginning of period	$19.51	$19.81	$18.75	$13.83	$12.19	$12.81

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	(0.05)	(0.04)	(0.03)	(0.01)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.29)	1.25	2.59	4.95	1.65	(0.55)

Total from investment operations	(0.28)	1.20	2.55	4.92	1.64	(0.62)

Less distributions:
Distributions from net realized gains	—	(1.50)	(1.49)	—	—	—

Net asset value, end of period	$19.23	$19.51	$19.81	$18.75	$13.83	$12.19

Total return (b)	(1.44)%	6.26%	13.58%	35.57%	13.45%	(4.84)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$733,850	$786,566	$787,345	$727,651	$607,397	$580,608
Ratio of expenses to average net assets:
After waivers (a)(f)	1.25%	1.28%	1.37%	1.40%	1.40%	1.39%
After waivers and fees paid indirectly (a)(f)	1.25%	1.28%	1.37%	1.39%	1.39%	1.38%
Before waivers and fees paid indirectly (a)(f)	1.36%	1.35%	1.40%	1.40%	1.40%	1.39%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.09%	(0.23)%	(0.20)%	(0.17)%	(0.10)%	(0.53)%
After waivers and fees paid indirectly (a)(f)	0.09%	(0.23)%	(0.20)%	(0.16)%	(0.09)%	(0.52)%
Before waivers and fees paid indirectly (a)(f)	(0.02)%	(0.30)%	(0.23)%	(0.17)%	(0.10)%	(0.53)%
Portfolio turnover rate (z)^	33%	67%	59%	64%	62%	78%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,			August 29, 2012* to December 31, 2012
Class K		2015	2014	2013
Net asset value, beginning of period	$20.36	$20.55	$19.37	$14.20	$14.48

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	— #	0.04	0.05	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.30)	1.31	2.63	5.12	(0.31)

Total from investment operations	(0.27)	1.31	2.67	5.17	(0.28)

Less distributions:
Distributions from net realized gains	—	(1.50)	(1.49)	—	—

Net asset value, end of period	$20.09	$20.36	$20.55	$19.37	$14.20

Total return (b)	(1.33)%	6.57%	13.76%	36.41%	(1.93)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,366	$5,468	$5,849	$1,404	$25
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%	1.03%	1.10%	1.15%	1.14%
After waivers and fees paid indirectly (a)(f)	1.00%	1.03%	1.10%	1.14%	1.13%
Before waivers and fees paid indirectly (a)(f)	1.11%	1.10%	1.14%	1.15%	1.14%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.34%	0.02%	0.17%	0.29%	0.58%
After waivers and fees paid indirectly (a)(f)	0.34%	0.02%	0.17%	0.30%	0.59%
Before waivers and fees paid indirectly (a)(f)	0.23%	(0.05)%	0.13%	0.29%	0.58%
Portfolio turnover rate (z)^	33%	67%	59%	64%	62%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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June 30, 2016 (Unaudited)

Note 1	Organization and Significant Accounting Policies

EQ Advisors Trust (the “Trust”) was organized as a Delaware statutory trust on October 31, 1996, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eighty-four diversified portfolios and two non-diversified portfolios (each a “Portfolio”). The investment manager to each Portfolio is AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”).

On February 9, 2015, FMG LLC contributed capital of $50,000,000 into Class K of AXA/Loomis Sayles Growth Portfolio.

On April 30, 2015, FMG LLC contributed seed capital in the following amounts into the specific classes as shown below. Operations for these classes started on May 1, 2015.

Portfolios	Class	Seed Capital
AXA/AB Dynamic Growth	Class IB	$100,000
AXA/AB Dynamic Growth	Class K	9,900,000
AXA/DoubleLine Opportunistic Core Plus Bond	Class IB	100,000
AXA/DoubleLine Opportunistic Core Plus Bond	Class K	49,900,000
AXA/Goldman Sachs Strategic Allocation	Class IB	100,000
AXA/Goldman Sachs Strategic Allocation	Class K	9,900,000
AXA/Invesco Strategic Allocation	Class IB	100,000
AXA/Invesco Strategic Allocation	Class K	9,900,000
AXA/Horizon Small Cap Value	Class IB	100,000
AXA/Lord Abbett Micro Cap	Class IB	100,000
AXA/Morgan Stanley Small Cap Growth	Class IB	100,000
AXA/Pacific Global Small Cap Value	Class IB	100,000
EQ/Large Cap Value Index	Class K	100,000

On February 19, 2016, FMG LLC contributed seed capital into the AXA/Legg Mason Strategic Allocation Portfolio in the amounts of $100,000 and $9,900,000 for Class IB and Class K, respectively. Operations for this fund commenced on February 22, 2016.

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that may provide for general indemnifications. A Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio. However, based on experience, the Trust and management expect the risk of loss to be remote.

The Manager and each of the investment sub-advisers (each, a “Sub-Adviser”), subject to the supervision of the Manager, independently choose and maintain a portfolio of securities for the Portfolio(s).

Each of the All Asset Moderate Growth-Alt 15 Portfolio, the All Asset Growth-Alt 20 Portfolio, the All Asset Aggressive-Alt 25 Portfolio, the All Asset Aggressive-Alt 50 Portfolio and the All Asset Aggressive-Alt 75 Portfolio (each, an “All Asset Portfolio” and together, the “All Asset Portfolios”) is a type of mutual fund often described as a “fund-of-funds”. The All Asset Portfolios pursue their investment objectives by investing exclusively in other mutual funds managed by FMG LLC and other unaffiliated investment companies or exchange-traded funds (“ETFs”).

Each of the AXA Ultra Conservative Strategy Portfolio, AXA Conservative Strategy Portfolio, AXA Conservative Growth Strategy Portfolio, AXA Balanced Strategy Portfolio, AXA Moderate Growth Strategy Portfolio, AXA Growth Strategy Portfolio and AXA Aggressive Strategy Portfolio (each, an “AXA Strategy Portfolio” and together, the “AXA Strategy Portfolios”) and AXA/Franklin Templeton Allocation Managed Volatility Portfolio is a type of mutual fund often described

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June 30, 2016 (Unaudited)

as “fund-of-funds.” The AXA/Franklin Templeton Allocation Managed Volatility Portfolio and AXA Strategy Portfolios pursue their investment objectives by investing exclusively in other affiliated mutual funds managed by FMG LLC.

Each of the EQ/Energy ETF Portfolio and the EQ/Low Volatility Global ETF Portfolio (each, an “ETF Portfolio” and together, the “ETF Portfolios”) is a type of mutual fund often described as a “fund-of-funds”. The ETF Portfolios pursue their investment objectives by investing exclusively in other unaffiliated investment companies or exchange-traded funds.

Each of the AXA 500 Managed Volatility Portfolio, AXA 400 Managed Volatility Portfolio, AXA 2000 Managed Volatility Portfolio, AXA International Managed Volatility Portfolio, ATM International Managed Volatility Portfolio, ATM Large Cap Managed Volatility Portfolio, ATM Mid Cap Managed Volatility Portfolio and the ATM Small Cap Managed Volatility Portfolio (each, a “Tactical Portfolio” and together, the “Tactical Portfolios”) and the AXA Global Equity Managed Volatility Portfolio, AXA International Core Managed Volatility Portfolio, AXA International Value Managed Volatility Portfolio, AXA Large Cap Core Managed Volatility Portfolio, AXA Large Cap Growth Managed Volatility Portfolio, AXA Large Cap Value Managed Volatility Portfolio, AXA Mid Cap Value Managed Volatility Portfolio, AXA/AB Small Cap Growth Portfolio, AXA/Franklin Balanced Managed Volatility Portfolio, AXA/Franklin Small Cap Value Managed Volatility Portfolio, AXA/Horizon Small Cap Value Portfolio, AXA/Lord Abbett Micro Cap Portfolio, AXA/Morgan Stanley Small Cap Growth Portfolio, AXA/Mutual Large Cap Equity Managed Volatility Portfolio, AXA/Pacific Global Small Cap Value Portfolio, AXA/Templeton Global Equity Managed Volatility Portfolio, EQ/Convertible Securities Portfolio, EQ/Emerging Markets Equity PLUS Portfolio, EQ/Global Bond PLUS Portfolio, EQ/High Yield Bond Portfolio, EQ/Quality Bond PLUS Portfolio, Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio and Multimanager Technology Portfolio may employ multiple Sub-Advisers (each, a “Multiadviser Portfolio” and together, the “Multiadviser Portfolios”). Each of the Sub-Advisers, subject to the supervision of the Manager, independently chooses and maintains a portfolio of securities for the Multiadviser Portfolio and each is responsible for investing a specific allocated portion of the Multiadviser Portfolio’s assets. Because each Sub-Adviser will be managing its allocated portion of the Multiadviser Portfolio independently from the other Sub-Advisers, the same security may be held in different portions of the Multiadviser Portfolio, or may be acquired for one portion of the Multiadviser Portfolio at a time when the Sub-Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Sub-Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Sub-Adviser or Sub-Advisers believe continued exposure to the equity or fixed income markets is appropriate for their portions of the Multiadviser Portfolio. Because each Sub-Adviser is responsible for the trading for its own portion of the Multiadviser Portfolio, and does not aggregate its transactions with those of the other Sub-Advisers, the Multiadviser Portfolio may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Sub-Adviser were managing the entire Multiadviser Portfolio.

The Trust issues three classes of shares, Class IA, Class IB and Class K. As of and during the six months ended June 30, 2016, the Trust had Class IB shares outstanding for each Portfolio except for the ATM International Managed Volatility Portfolio, ATM Large Cap Managed Volatility Portfolio, ATM Mid Cap Managed Volatility Portfolio and ATM Small Cap Managed Volatility Portfolio. During the six months ended June 30, 2016, the Trust had Class IA shares outstanding for certain Portfolios as shown in the respective Statements of Assets and Liabilities. In addition, during the six months ended June 30, 2016, the Trust had Class K shares outstanding for certain Portfolios as shown in the Statement of Assets and Liabilities. The Class IA and Class IB shares are subject to distribution fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, all three classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to

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June 30, 2016 (Unaudited)

insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, AXA Life and Annuity Company, other affiliated or unaffiliated insurance companies and to the AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans, to other series of the Trust and to series of AXA Premier VIP Trust, a separate registered investment company managed by FMG LLC.

The investment objectives of each Portfolio are as follows:

All Asset Moderate Growth-Alt 15 Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

All Asset Growth-Alt 20 Portfolio — Seeks long-term capital appreciation and current income.

All Asset Aggressive-Alt 25 Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

All Asset Aggressive-Alt 50 Portfolio — Seeks long-term capital appreciation.

All Asset Aggressive-Alt 75 Portfolio — Seeks long-term capital appreciation.

AXA Ultra Conservative Strategy Portfolio — Seeks current income.

AXA Conservative Strategy Portfolio — Seeks a high level of current income.

AXA Conservative Growth Strategy Portfolio — Seeks current income and growth of capital, with greater emphasis on current income.

AXA Balanced Strategy Portfolio — Seeks long-term capital appreciation and current income.

AXA Moderate Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

AXA Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA Aggressive Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA/Franklin Templeton Allocation Managed Volatility Portfolio — Primarily seeks capital appreciation and secondarily seeks income.

EQ/Energy ETF Portfolio — Seeks long-term capital appreciation.

EQ/Low Volatility Global ETF Portfolio — Seeks long-term capital appreciation with lower absolute volatility than the broad equity markets.

AXA Global Equity Managed Volatility Portfolio (sub-advised by BlackRock Investment Management, LLC (“BlackRock”), Morgan Stanley Investment Management, Inc. (“MSIM”) and OppenheimerFunds, Inc. (“Oppenheimer”)) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA International Core Managed Volatility Portfolio (sub-advised by BlackRock, EARNEST Partners, LLC (“EARNEST”), Federated Global Investment Management Corp. (“Federated Global”) and Massachusetts Financial Services Company d/b/a MFS Investment Management (“MFS”)) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio. On January 29, 2016, Federated Global replaced WHV Investments and its affiliate Hirayama Investments, LLC as a sub-adviser to the Portfolio.

AXA International Value Managed Volatility Portfolio (sub-advised by BlackRock and Northern Cross LLC) — Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

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June 30, 2016 (Unaudited)

AXA Large Cap Core Managed Volatility Portfolio (sub-advised by BlackRock, Capital Guardian Trust Company (“Capital Guardian”), Thornburg Investment Management, Inc. and Vaughan Nelson Investment Management (“Vaughan Nelson”)) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio. On January 29, 2016, Vaughan Nelson replaced Institutional Capital LLC as a sub-adviser to the Portfolio.

AXA Large Cap Growth Managed Volatility Portfolio (sub-advised by BlackRock, Loomis, Sayles & Company, L.P. (“Loomis Sayles”), T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Wells Capital Management Inc. (“Wells Capital Management”)) — Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio. On January 29, 2016, Loomis Sayles replaced Marsico Capital Management, LLC (“Marsico”) as a sub-adviser to the Portfolio.

AXA Large Cap Value Managed Volatility Portfolio (sub-advised by AllianceBernstein L.P. (“AB”) (an affiliate of FMG LLC), BlackRock and MFS) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA Mid Cap Value Managed Volatility Portfolio (sub-advised by BlackRock, Diamond Hill Capital Management, Inc. (“Diamond Hill”) and Wellington Management Company, LLP (“Wellington Management”)) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA Natural Resources Portfolio (sub-advised by AB) — Seeks to achieve long-term growth of capital.

AXA Real Estate Portfolio (formerly EQ/Real Estate PLUS Portfolio) (sub-advised by AB) — Seeks to provide long-term capital appreciation and current income. On February 22, 2016, Pacific Investment Management Company LLC (“PIMCO”) was removed as a sub-adviser to the Portfolio.

AXA SmartBeta Equity Portfolio (sub-advised by AXA Rosenberg Investment Management LLC (an affiliate of FMG LLC)) — Seeks to achieve long-term capital appreciation.

AXA/AB Dynamic Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income, with a greater emphasis on growth of capital.

AXA/AB Dynamic Moderate Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income.

AXA/AB Short Duration Government Bond Portfolio (sub-advised by AB) — Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk.

AXA/AB Small Cap Growth Portfolio (sub-advised by AB) — Seeks to achieve long-term growth of capital.

AXA/DoubleLine Opportunistic Core Plus Bond Portfolio (sub-advised by DoubleLine Capital LP (“DoubleLine”)) — Seeks to maximize current income and total return.

AXA/Franklin Balanced Managed Volatility Portfolio (sub-advised by BlackRock and Franklin Advisers, Inc. (“Franklin Advisers”)) — Seeks to maximize income while maintaining prospects for capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA/Franklin Small Cap Value Managed Volatility Portfolio (sub-advised by BlackRock and Franklin Advisory Services, LLC) — Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA/Goldman Sachs Strategic Allocation Portfolio — (sub-advised by Goldman Sachs Asset Management, L.P.) — Seeks to achieve long term capital appreciation under normal market conditions, while focusing on the preservation of capital in distressed market environments.

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June 30, 2016 (Unaudited)

AXA/Horizon Small Cap Value Portfolio (sub-advised by BlackRock and Horizon Asset Management LLC) — Seeks to achieve long-term growth of capital.

AXA/Invesco Strategic Allocation Portfolio (sub-advised by Invesco Advisers, Inc. (“Invesco”)) — Seeks long-term capital appreciation while managing portfolio volatility.

AXA/Legg Mason Strategic Allocation Portfolio (sub-advised by QS Investors, LLC) — Seeks long-term capital appreciation while managing portfolio volatility.

AXA/Loomis Sayles Growth Portfolio (sub-advised by Loomis Sayles) — Seeks to achieve capital appreciation.

AXA/Lord Abbett Micro Cap Portfolio (sub-advised by BlackRock and Lord, Abbett & Co. LLC (“Lord Abbett”)) — Seeks to achieve long-term growth of capital.

AXA/Morgan Stanley Small Cap Growth Portfolio (sub-advised by BlackRock and MSIM)—Seeks to achieve long-term growth of capital.

AXA/Mutual Large Cap Equity Managed Volatility Portfolio (sub-advised by BlackRock and Franklin Mutual Advisers, LLC) — Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA/Pacific Global Small Cap Value Portfolio (sub-advised by BlackRock and Pacific Global Investment Management Company — Seeks to achieve long-term growth of capital.

AXA/Templeton Global Equity Managed Volatility Portfolio (sub-advised by BlackRock and Templeton Investment Counsel, LLC) — Seeks to achieve long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA 500 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA 400 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA 2000 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA International Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM International Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM Large Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM Mid Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM Small Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2016 (Unaudited)

EQ/BlackRock Basic Value Equity Portfolio (sub-advised by BlackRock) — Seeks to achieve capital appreciation and secondarily, income.

EQ/Boston Advisors Equity Income Portfolio (sub-advised by Boston Advisors, LLC) — Seeks a combination of growth and income to achieve an above-average and consistent total return.

EQ/Calvert Socially Responsible Portfolio (sub-advised by Calvert Investment Management, Inc.) — Seeks to achieve long-term capital appreciation.

EQ/Capital Guardian Research Portfolio (sub-advised by Capital Guardian) — Seeks to achieve long-term growth of capital.

EQ/Common Stock Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.

EQ/Convertible Securities Portfolio (sub-advised by Palisade Capital Management, L.L.C.) — Seeks a high level of total return.

EQ/Core Bond Index Portfolio (sub-advised by SSGA Funds Management, Inc. (“SSGA FM”)) — Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays U.S. Intermediate Government/Credit Index, including reinvestment of dividends, at a risk level consistent with that of the Barclays U.S. Intermediate Government/Credit Index.

EQ/Emerging Markets Equity PLUS Portfolio (sub-advised by AB and EARNEST) — Seeks to achieve long-term growth of capital.

EQ/Equity 500 Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500® Composite Stock Index (“S&P 500 Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.

EQ/GAMCO Mergers and Acquisitions Portfolio (sub-advised by GAMCO Asset Management, Inc. (“GAMCO”)) — Seeks to achieve capital appreciation.

EQ/GAMCO Small Company Value Portfolio (sub-advised by GAMCO) — Seeks to maximize capital appreciation.

EQ/Global Bond PLUS Portfolio (sub-advised by BlackRock, First International Advisors, LLC and Wells Capital Management) — Seeks to achieve capital growth and current income.

EQ/High Yield Bond Portfolio (sub-advised by AXA Investment Managers, Inc. (an affiliate of FMG LLC) and Post Advisory Group, LLP) — Seeks to maximize current income.

EQ/Intermediate Government Bond Portfolio (sub-advised by SSGA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays U.S. Intermediate Government Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Barclays U.S. Intermediate Government Bond Index.

EQ/International Equity Index Portfolio (sub-advised by AB) — Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ EuroSTOXX 50® Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.

EQ/Invesco Comstock Portfolio (sub-advised by Invesco) — Seeks to achieve capital growth and income.

EQ/JPMorgan Value Opportunities Portfolio (sub-advised by J.P. Morgan Investment Management, Inc.) — Seeks to achieve long-term capital appreciation.

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June 30, 2016 (Unaudited)

EQ/Large Cap Growth Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends, at a risk level consistent with the Russell 1000® Growth Index.

EQ/Large Cap Value Index Portfolio (sub-advised by SSGA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.

EQ/MFS International Growth Portfolio (sub-advised by MFS) — Seeks to achieve capital appreciation.

EQ/Mid Cap Index Portfolio (sub-advised by SSGA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400 Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400 Index.

EQ/Money Market Portfolio (sub-advised by The Dreyfus Corporation) — Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

EQ/Morgan Stanley Mid Cap Growth Portfolio (sub-advised by MSIM) — Seeks to achieve capital growth.

EQ/Oppenheimer Global Portfolio (sub-advised by Oppenheimer) — Seeks to achieve capital appreciation.

EQ/PIMCO Global Real Return Portfolio (sub-advised by PIMCO) — Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Ultra Short Bond Portfolio (sub-advised by PIMCO) — Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.

EQ/Quality Bond PLUS Portfolio (sub-advised by AB and PIMCO) — Seeks to achieve high current income consistent with moderate risk to capital.

EQ/Small Company Index Portfolio (sub-advised by AB) — Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.

EQ/T. Rowe Price Growth Stock Portfolio (sub-advised by T. Rowe Price) — Seeks to achieve long-term capital appreciation and secondarily, income.

EQ/UBS Growth and Income Portfolio (sub-advised by UBS Asset Management (Americas) Inc.) — Seeks to achieve total return through capital appreciation with income as a secondary consideration.

EQ/Wells Fargo Omega Growth Portfolio (sub-advised by Wells Capital Management) — Seeks to achieve long-term capital growth.

Multimanager Aggressive Equity Portfolio (sub-advised by AB, ClearBridge Investments, LLC, Scotia Institutional Asset Management US, Ltd., T. Rowe Price and Westfield Capital Management Company, L.P.) — Seeks to achieve long-term growth of capital. On January 29, 2016, Marsico was removed as a sub-adviser to the Portfolio.

Multimanager Core Bond Portfolio (sub-advised by BlackRock Financial Management, Inc., DoubleLine, PIMCO and SSGA FM) — Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.

Multimanager Mid Cap Growth Portfolio (sub-advised by AB, BlackRock, Franklin Advisers and Wellington Management) — Seeks to achieve long-term growth of capital.

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Multimanager Mid Cap Value Portfolio (sub-advised by BlackRock, Diamond Hill and Lord Abbett) — Seeks to achieve long-term growth of capital. On April 29, 2016, Knightbridge Asset Management LLC was removed as a sub-advisor to the Portfolio.

Multimanager Technology Portfolio (sub-advised by Allianz Global Investors U.S. LLC, SSGA FM and Wellington Management) — Seeks to achieve long-term growth of capital.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Portfolios are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

Valuation:

Equity securities (including securities issued by exchange-traded funds (“ETFs”)) listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Corporate bonds and notes are generally valued on the basis of prices provided by a pricing service. The pricing service may utilize many factors in making evaluations, trading in similar groups of securities and any developments related to specific securities. However, when such prices are not available, such bonds and notes are valued at a bid price estimated by a broker

Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no sale, at the latest available bid price.

Convertible bonds and unlisted convertible preferred stocks are valued using prices obtained from a pricing service for such investments or, if a pricing service price is not available, at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at evaluated prices obtained from a pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, collateral performance, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

Options that are traded on an exchange are generally valued at their last sale price or official closing price on the date of valuation. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker-dealers, yield curves and the spread over comparable U.S. Treasury issues in making evaluations.

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Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipts (“ADR”) or similar form, are valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end investment companies (other than ETFs) held by a Portfolio will be valued at the net asset value of the shares of such underlying funds as described in the underlying funds’ prospectuses.

Futures contracts are generally valued at their last settlement price or, if there is no sale, at the latest available bid price.

Centrally cleared swaps are priced using the value determined by the central counterparty (“CCP”) at the end of the day. If the CCP price is unavailable, a price provided by an approved pricing service will be used.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world in making evaluations.

During the six months ended June 30, 2016, each of the AXA Global Equity Managed Volatility Portfolio, AXA International Core Managed Volatility Portfolio, AXA International Value Managed Volatility Portfolio, AXA Mid Cap Value Managed Volatility Portfolio, AXA Natural Resources Portfolio, AXA Real Estate Portfolio, AXA/AB Dynamic Growth Portfolio, AXA/AB Dynamic Moderate Growth Portfolio, AXA/Franklin Balanced Managed Volatility Portfolio, AXA/Horizon Small Cap Value Portfolio, AXA/Mutual Large Cap Equity Managed Volatility Portfolio, AXA/Templeton Global Equity Managed Volatility Portfolio, AXA International Managed Volatility Portfolio, ATM International Managed Volatility Portfolio, EQ/Emerging Markets Equity PLUS Portfolio, EQ/Global Bond PLUS Portfolio, EQ/High Yield Bond Portfolio, EQ/Invesco Comstock Portfolio, EQ/MFS International Growth Portfolio, EQ/PIMCO Global Real Return Portfolio, EQ/Quality Bond PLUS Portfolio, Multimanager Core Bond Portfolio, Multimanager Mid Cap Growth Portfolio, and Multimanager Technology Portfolio held forward foreign currency contracts to either gain exposure to certain currencies, or enter into an economic hedge against changes in the values of securities held in the Portfolio, that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for each Portfolio reflects realized gains or losses, if any, in forward currency transactions and change in unrealized gains or losses in forward currency exchange transactions. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, FMG LLC (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

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Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of a Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of June 30, 2016, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level. The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period. Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available “observable” market inputs to determine price.

Transfers into and transfers out of Level 3, if material, are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee meets and reviews reports based on the valuation technique used to value each particular Level 3 security. In connection with this review, the Committee obtains, when available, updates from its pricing vendors and Sub-Advisers for each fair valued security. For example, with respect to model driven prices, the Committee receives a report regarding a review and recalculation of pricing models and related discounts. For securities valued based on broker quotes, the Committee evaluates variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in fair valuation, the Secretary of the Committee performs an independent verification and additional research for all fair value notifications received from the pricing agents. Among other factors, particular areas of focus include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost provided that certain conditions are met, including that the Board continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Portfolio. The EQ/Money Market Portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value (“NAV”) is determined may be reflected in the Trust’s calculation of NAV for each

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applicable Portfolio when FMG LLC deems that the particular event or circumstance would materially affect such Portfolio’s NAV. The value and percentage, based on Total Investments, of the investments that applied these procedures on June 30, 2016 are as follows:

Portfolios:	Market Value	Percentage of Total Investments
AXA Global Equity Managed Volatility	$1,008,541,244	47.7%
AXA International Core Managed Volatility	1,143,090,896	71.1
AXA International Value Managed Volatility	802,911,226	84.6
AXA Large Cap Core Managed Volatility	15,576,071	0.7
AXA Large Cap Growth Managed Volatility	6,059,934	0.1
AXA Large Cap Value Managed Volatility	20,002,631	0.4
AXA Mid Cap Value Managed Volatility	10,502,004	0.5
AXA Natural Resources	7,980,658	38.7
AXA Real Estate	12,617,686	40.6
AXA SmartBeta Equity	4,414,134	31.0
AXA/AB Dynamic Growth	49,322,986	20.3
AXA/AB Dynamic Moderate Growth	427,174,850	20.6
AXA/Franklin Balanced Managed Volatility	27,490,294	2.4
AXA/Franklin Small Cap Value Managed Volatility	4,954,748	2.0
AXA/Horizon Small Cap Value	2,362,036	1.6
AXA/Morgan Stanley Small Cap Growth	3,452,370	1.2
AXA/Mutual Large Cap Equity Managed Volatility	40,839,392	7.3
AXA/Templeton Global Equity Managed Volatility	351,598,718	48.2
AXA International Managed Volatility	1,638,510,981	88.8
ATM International Managed Volatility	1,462,320,750	90.8
EQ/Emerging Markets Equity PLUS	8,988,737	27.8
EQ/GAMCO Mergers and Acquisitions	18,684,780	8.1
EQ/GAMCO Small Company Value	48,886,669	1.7
EQ/International Equity Index	1,529,262,914	97.5
EQ/Invesco Comstock	988,001	0.5
EQ/MFS International Growth	1,050,595,650	82.3
EQ/Morgan Stanley Mid Cap Growth	5,926,335	0.6
EQ/Oppenheimer Global	86,860,201	47.0
EQ/T. Rowe Price Growth Stock	14,065,426	1.4
Multimanager Mid Cap Growth	948,389	0.5
Multimanager Technology	21,400,740	2.8

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date, except that certain dividends from foreign securities, if any, are recognized as soon as the Portfolio is informed of the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records paydown gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

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Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities, if any, is presented net of deferred taxes on unrealized appreciation in the Statements of Assets and Liabilities.

Capital Gains Taxes:

Certain Portfolios may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. These Portfolios have recorded a deferred tax liability with respect to unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at December 31, 2015. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities for the Portfolios. The amounts related to capital gain taxes for securities that have been sold are included in the net realized gain (loss) on investments in the Statements of Operations for the Portfolios.

Allocation of Expenses and Income:

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

Offering costs incurred during the six months ended June 30, 2016 by the Portfolio shown below were:

Portfolios:	Amount
AXA/Legg Mason Strategic Allocation	$73,116

Offering costs incurred during the year ended December 31, 2015 by the Portfolios shown below were:

Portfolios:	Amount
AXA/AB Dynamic Growth	$65,303
AXA/DoubleLine Opportunistic Core Plus Bond	41,535
AXA/Goldman Sachs Strategic Allocation	41,535
AXA/Invesco Strategic Allocation	41,535

Offering costs are amortized and recorded as an expense on a straight line basis over 12 months from the date of a Portfolio’s commencement of public offering of shares.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) Market value of investment securities, other assets and liabilities — at the valuation date.

(ii) Purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

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Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on a Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations of the Portfolios. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal, state and local income tax provisions are required.

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2015, the Portfolios did not incur any interest or penalties. Each of the tax years in the four year period ended December 31, 2015 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios (EQ/Money Market Portfolio declares and distributes daily and Multimanager Core Bond Portfolio declares and distributes monthly). Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Those differences which are significant to the Portfolios are primarily due to Loss Deferrals due to investments in affiliated Fund of Fund Investments (All Asset Growth-Alt 20, AXA/Franklin Templeton Allocation Managed Volatility), Partnership Basis Adjustments (All Asset Aggressive-Alt 50 and All Asset Aggressive-Alt 75), Capital Loss Carryover (AXA Large Cap Value Managed Volatility, AXA/Mutual Large Cap Equity, AXA/Templeton Global Equity Managed Volatility, EQ/Energy ETF, AXA Global Equity Managed Volatility, AXA International Core Managed Volatility, AXA International Value Managed Volatility, AXA Mid Cap Value Managed Volatility, AXA Natural Resources, AXA/Franklin Balanced Managed Volatility, AXA/Franklin Small Cap Value Managed Volatility, AXA/Invesco Strategic Allocation, EQ/BlackRock Basic Value Equity, EQ/Capital Guardian Research, EQ/Common Stock Index, EQ/Core Bond Index, EQ/Emerging Markets Equity PLUS, EQ/High Yield Bond, EQ/International Equity Index, EQ/Invesco Comstock, EQ/JPMorgan Value Opportunities, EQ/Mid Cap Index, EQ/Oppenheimer Global, EQ/PIMCO Ultra Short Bond, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Core Bond and Multimanager Mid Cap Value), Deferral of losses on offsetting positions (AXA/Franklin Small Cap Value Managed Volatility, AXA Global Equity Managed Volatility, AXA International Core Managed Volatility, AXA International Value Managed Volatility, AXA Large Cap Core Managed Volatility, AXA Large Cap Growth Managed Volatility, AXA Large Cap Value Managed Volatility, AXA/Franklin Balanced Managed Volatility, AXA/Mutual Large Cap Equity Managed Volatility, AXA/Templeton Global Equity Managed Volatility, Multimanager Aggressive Equity), Wash Sale Loss Deferrals (AXA International Core Managed Volatility, AXA Large Cap Growth Managed

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Volatility, AXA Large Cap Value Managed Volatility, AXA Mid Cap Value Managed Volatility, AXA Natural Resources, AXA Real Estate, AXA/Lord Abbett Micro Cap, AXA/Mutual Large Cap Equity Managed Volatility, EQ/BlackRock Basic Value Equity, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/Invesco Comstock, AXA International Managed Volatility, EQ/Large Cap Value Index, EQ/PIMCO Global Real Return, Multimanager Aggressive Equity, Multimanager Mid Cap Growth and Multimanager Technology) and Post-October Loss Deferrals (AXA Large Cap Value Managed Volatility, AXA Natural Resources Portfolio, AXA Real Estate, AXA/Franklin Balanced Managed Volatility, AXA/Invesco Strategic Allocation, AXA/Lord Abbett Micro Cap, AXA/Pacific Global Small Cap Value, ATM International Managed Volatility, EQ/Calvert Socially Responsible, EQ/Emerging Markets Equity PLUS, EQ/Global Bond PLUS, EQ/High Yield Bond and EQ/Wells Fargo Omega Growth). In addition, short-term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. Capital and net specified losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio’s next taxable year. The tax composition of distributed and undistributed income and gains for the years ended December 31, 2015 and December 31, 2014, were as follows:

	Year Ended December 31, 2015				Year Ended December 31, 2014
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
All Asset Moderate Growth-Alt 15	$223,745	$253,567	$4,063	$312,144	$294,762	$104,149	$3,090	$242,354
All Asset Growth-Alt 20	4,338,800	5,816,686	8,616	4,937,488	4,294,195	7,178,979	1,762,231	2,854,533
All Asset Aggressive-Alt 25	187,918	358,567	3,026	424,581	275,663	119,676	3,560	348,658
All Asset Aggressive-Alt 50	65,219	140,365	746	49,806	122,219	—	1,117	68,009
All Asset Aggressive-Alt 75	74,443	104,772	482	24,310	141,745	—	1,291	27,543
AXA Ultra Conservative Strategy	305,062	29,506	104,775	73,029	38,184	24,769	507	14,589
AXA Conservative Strategy	7,125,120	674,867	—	2,242,520	5,686,691	5,138,631	369,724	85,678
AXA Conservative Growth Strategy	13,283,257	8,983,015	—	6,665,688	13,525,258	16,243,533	58,678	7,066,988
AXA Balanced Strategy	31,265,941	24,929,906	15,017	18,644,350	32,523,425	45,951,367	59,821	19,579,003
AXA Moderate Growth Strategy	69,426,417	62,291,463	—	45,391,428	75,354,303	121,672,567	189,272	49,076,476
AXA Growth Strategy	45,239,731	40,008,131	—	32,086,873	43,167,564	69,351,236	—	30,831,181
AXA Aggressive Strategy	27,985,920	22,595,344	—	20,701,620	22,983,565	27,898,031	—	16,863,625
AXA/Franklin Templeton Allocation Managed Volatility	17,371,595	6,448,902	27,270	1,288,934	24,263,499	4,716,388	75,338	2,035,209
EQ/Energy ETF	91,350	—	—	—	115,444	—	—	—
EQ/Low Volatility Global ETF	169,211	69,050	—	—	165,326	201	1,154	8,692
AXA Global Equity Managed Volatility	21,523,306	—	—	—	24,099,419	—	—	—
AXA International Core Managed Volatility	1,075,789	—	—	—	28,510,953	—	245,433	—
AXA International Value Managed Volatility	1,134,846	—	—	—	20,696,788	—	—	—
AXA Large Cap Core Managed Volatility	27,145,667	38,897,762	—	5,794,651	45,690,674	97,236,258	—	14,124,780
AXA Large Cap Growth Managed Volatility	222,424,287	18,124,475	—	—	13,129,339	219,901	—	18,451,634

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	Year Ended December 31, 2015				Year Ended December 31, 2014
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA Large Cap Value Managed Volatility	$88,135,779	$—	$—	$—	$81,461,642	$—	$—	$—
AXA Mid Cap Value Managed Volatility	16,687,485	—	—	—	13,478,112	—	—	—
AXA Natural Resources	542,396	—	956	—	402,469	110,885	—	—
AXA Real Estate	171,029	32,357	496,987	—	1,865,597	7,866	173,638	40,359
AXA SmartBeta Equity	172,359	19,671	1,123	—	318,183	—	1,360	16
AXA/AB Dynamic Growth	213,010	31,132	133,970	—	—	—	—	—
AXA/AB Dynamic Moderate Growth	25,386,394	10,256,170	2,370,387	—	24,523,660	7,719,556	5,697,722	47,852
AXA/AB Short Duration Government Bond	—	—	—	—	—	—	—	—
AXA/AB Small Cap Growth	748,776	207,950,617	—	25,650,588	14,126,682	212,549,081	10,538	27,489,129
AXA/DoubleLine Opportunistic Core Plus Bond	1,143,761	—	—	—	—	—	—	—
AXA/Franklin Balanced Managed Volatility	32,185,496	—	—	—	34,060,571	—	—	—
AXA/Franklin Small Cap Value Managed Volatility	982,898	—	—	—	518,487	—	—	—
AXA/Goldman Sachs Strategic Allocation	198,391	—	33,759	—	—	—	—	—
AXA/Horizon Small Cap Value	1,357,034	5,027,862	—	—	1,163,792	3,490,034	—	—
AXA/Invesco Strategic Allocation	74,032	—	4,154	—	—	—	—	—
AXA/Loomis Sayles Growth	6,672,506	127,214	456,404	225,929	6,859,815	54,834,224	1,001,639	81,171
AXA/Lord Abbett Micro Cap	3,454,472	10,958,774	—	—	—	—	—	1,514,414
AXA/Morgan Stanley Small Cap Growth	—	8,625,486	—	285,989	—	8,493,201	—	16,246
AXA/Mutual Large Cap Equity Managed Volatility	13,384,738	—	1,041,375	—	13,993,407	—	1,087,515	—
AXA/Pacific Global Small Cap Value	790,107	2,081,847	—	—	781,352	3,408,257	—	263,568
AXA/Templeton Global Equity Managed Volatility	1,282,187	—	—	—	13,857,764	—	—	—
AXA 500 Managed Volatility	151,557,414	54,671,701	—	—	129,091,431	118,926,665	14,934,450	21,856,944
AXA 400 Managed Volatility	5,206,511	33,540,102	—	827,653	14,159,010	18,543,224	587,402	4,186,582
AXA 2000 Managed Volatility	37,677,554	85,716,183	—	1,202,842	48,157,313	79,502,487	7,184,882	13,347,125

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	Year Ended December 31, 2015				Year Ended December 31, 2014
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA International Managed Volatility	$20,327,855	$31,830,119	$—	$—	$34,335,590	$7,659,095	$19,876,737	$2,938,873
ATM International Managed Volatility	6,745,029	34,288,488	—	—	64,059,274	24,281,383	434,931	—
ATM Large Cap Managed Volatility	82,754,894	175,406,823	—	2,427,020	134,409,796	317,826,550	14,978,402	72,676,840
ATM Mid Cap Managed Volatility	3,378,517	24,300,842	156,935	1,291,374	5,804,478	44,983,022	794,640	7,107,733
ATM Small Cap Managed Volatility	19,047,156	76,906,793	3,000	2,641,920	18,553,303	84,328,021	3,670,462	19,976,710
EQ/BlackRock Basic Value Equity	26,783,616	—	—	—	22,150,561	—	840,305	—
EQ/Boston Advisors Equity Income	13,150,643	64,235,065	—	—	19,981,552	74,592,819	289,885	15,081,942
EQ/Calvert Socially Responsible	2,032,638	13,611,258	8,157	2,293,309	977,375	1,061,137	28,244	106,854
EQ/Capital Guardian Research	2,140,173	—	—	—	2,501,712	—	—	—
EQ/Common Stock Index	75,868,165	—	—	—	69,508,039	—	—	—
EQ/Convertible Securities	614,688	268,165	—	—	754,888	6,157	141,213	160,611
EQ/Core Bond Index	140,201,954	—	—	—	128,374,779	—	—	—
EQ/Emerging Markets Equity PLUS	328,032	—	—	—	429,982	49,905	13,255	—
EQ/Equity 500 Index	74,870,629	77,205,483	—	2,792,791	65,420,171	48,085,620	883,581	4,943,411
EQ/GAMCO Mergers and Acquisitions	7,737,767	4,041,262	2,404,003	940,141	4,629,779	6,693,645	590,952	337,696
EQ/GAMCO Small Company Value	15,175,098	145,602,414	—	8,330,579	7,675,800	99,648,881	—	31,485,176
EQ/Global Bond PLUS	362,584	220,142	—	—	6,052,104	1,438,262	360,843	220,142
EQ/High Yield Bond	9,196,191	—	—	—	7,758,079	—	76,291	—
EQ/Intermediate Government Bond	66,044,845	9,030,334	—	566,227	53,416,265	4,724,067	—	755,782
EQ/International Equity Index	42,577,164	—	—	—	53,376,348	—	135,689	—
EQ/Invesco Comstock	4,834,521	—	510,891	—	3,242,041	—	735,010	—
EQ/JPMorgan Value Opportunities	2,683,594	—	—	—	1,662,124	—	—	—
EQ/Large Cap Growth Index	13,130,349	107,791,202	—	1,061,879	18,781,557	136,328,262	1,513,356	4,866,913
EQ/Large Cap Value Index	10,915,290	14,349,076	—	725,534	8,845,987	—	—	—
EQ/MFS International Growth	12,958,304	15,499,943	—	2,326,789	22,025,897	41,011,889	3,100,404	—
EQ/Mid Cap Index	14,191,537	—	—	—	12,658,355	—	—	—
EQ/Money Market	6,009	—	166	—	3,774	—	5,751	—
EQ/Morgan Stanley Mid Cap Growth	—	24,219,945	—	370,000	4,151,382	127,706,702	—	10,944,334

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	Year Ended December 31, 2015				Year Ended December 31, 2014
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
EQ/Oppenheimer Global	$501,154	$—	$388,155	$—	$761,094	$—	$195,771	$—
EQ/PIMCO Global Real Return	992,927	—	127,177	—	1,552,043	—	701,239	—
EQ/PIMCO Ultra Short Bond	11,444,762	—	148,715	—	11,832,945	—	—	—
EQ/Quality Bond PLUS	19,938,677	—	223,658	—	18,365,129	—	2,115,758	—
EQ/Small Company Index	11,713,427	77,626,395	—	6,737,727	7,975,776	84,123,150	—	3,506,434
EQ/T. Rowe Price Growth Stock	—	30,075,150	—	2,436,847	—	—	—	—
EQ/UBS Growth and Income	1,745,113	11,312,521	337,507	1,841,076	525,536	20,444	—	1,552,677
EQ/Wells Fargo Omega Growth	720,511	28,098,676	—	2,121	11,330,033	38,967,010	677,139	8,684,869
Multimanager Aggressive Equity	1,763,007	—	—	—	1,105,639	—	95,235	—
Multimanager Core Bond	14,145,750	—	603,746	—	22,129,339	—	1,516,443	—
Multimanager Mid Cap Growth	177,331	14,940,103	—	654,801	2,968,037	16,209,448	143,709	3,052,474
Multimanager Mid Cap Value	1,527,677	—	—	—	1,177,443	—	—	—
Multimanager Technology	333,013	58,225,793	—	3,180,226	5,128,599	51,559,120	437,929	11,663,549

The following Portfolios had a Return of Capital during the year ended December 31, 2015:

Portfolios:	Return of Capital
EQ/Energy ETF	$2,885
EQ/Low Volatility Global ETF	17,186
AXA/Horizon Small Cap Value	388,697
AXA/Pacific Global Small Cap Value	73,665
EQ/Convertible Securities	9,140

Additionally, the following Portfolios had a Return of Capital during the year ended December 31, 2014:

Portfolios:	Return of Capital
EQ/Energy ETF	$11,226
AXA/Horizon Small Cap Value	268,434

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC Mod Act”), net capital losses recognized by the Portfolios after December 31, 2010, may get carried forward indefinitely, and retain their character as short-term and/or long term losses. Prior to the RIC Mod Act, net capital losses incurred by the Portfolios were carried forward for up to eight years and treated as 100% short-term. The RIC Mod Act requires that post-enactment net capital losses be used before pre-enactment net capital losses; therefore some net capital loss carryforwards that would have been utilized under prior law may expire unused. Pre-enactment and post-enactment net capital losses that will be carried forward, if any, are presented in the table below.

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The following Portfolios have capital loss carryforward amounts from prior to the RIC Mod Act available for use and utilized during 2015 as follows:

Portfolios:	2016	2017	2018	Total	Utilized
AXA Global Equity Managed Volatility	$—	$286,042,985	$—	$286,042,985	$19,948,769
AXA International Core Managed Volatility	971,754,608	199,859,325	41,253,569	1,212,867,502	23,694,032
AXA International Value Managed Volatility	229,755,431	344,845,998	106,075,604	680,677,033	—
AXA Large Cap Core Managed Volatility	—	—	—	—	95,153,650
AXA Large Cap Growth Managed Volatility	—	—	—	—	51,270,159
AXA Large Cap Value Managed Volatility	—	309,968,278	—	309,968,278	702,276,331
AXA Mid Cap Value Managed Volatility	—	13,360,298	67,567,857	80,928,155	162,289,614
AXA/Franklin Balanced Managed Volatility	—	70,396,035	—	70,396,035	—
AXA/Franklin Small Cap Value Managed Volatility	—	23,157,534	—	23,157,534	32,981,732
AXA/Mutual Large Cap Equity Managed Volatility	—	6,010,291	—	6,010,291	36,633,233
AXA/Templeton Global Equity Managed Volatility	—	34,518,615	—	34,518,615	22,360,234
EQ/BlackRock Basic Value Equity	—	514,088,564	—	514,088,564	179,240,875
EQ/Capital Guardian Research	—	19,694,148	—	19,694,148	36,666,499
EQ/Common Stock Index	—	1,121,651,419	—	1,121,651,419	296,322,453
EQ/Core Bond Index	41,254,600	201,163,515	—	242,418,115	14,107,412
EQ/International Equity Index	—	685,847,425	2,618,169	688,465,594	—
EQ/Invesco Comstock	513,991,396	6,193,379	—	520,184,775	6,708,468
EQ/JPMorgan Value Opportunities	—	32,424,443	—	32,424,443	11,576,274
EQ/Large Cap Value Index	—	—	—	—	21,216,889
EQ/Mid Cap Index	—	44,950,733	—	44,950,733	156,934,760
EQ/Oppenheimer Global	4,456,246	11,003,618	3,113,370	18,573,234	—
EQ/PIMCO Ultra Short Bond	131,902,909	115,032,572	2,184,178	249,119,659	—
EQ/Quality Bond PLUS	21,206,441	118,294,631	—	139,501,072	5,683,495
EQ/T. Rowe Price Growth Stock	—	—	—	—	11,376,496
Multimanager Aggressive Equity	435,335,926	328,131,387	—	763,467,313	90,963,166
Multimanager Mid Cap Value	—	33,794,149	—	33,794,149	13,592,752

*	Included in the capital loss carryforward amounts are the following losses acquired from the stated Portfolios as a result of a tax free reorganization that occurred during the year shown. Certain capital loss carryforwards may be subject to limitation on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

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Portfolios:	2016	2017	2018	Total	Stated Portfolio	Merger Date
AXA International Core Managed Volatility	$971,754,608	$—	$—	$971,754,608	Multimanager International Equity	June 13, 2014
AXA Large Cap Value Managed Volatility	195,147,539	—	—	195,147,539	Multimanager Large Cap Value	June 13, 2014
EQ/Invesco Comstock	513,991,396	—	—	513,991,396	EQ/Davis New York Venture and EQ/Lord Abbett Large Cap Core	June 13, 2014

The following Portfolios have an India capital gains tax capital loss carryforward of approximately:

Portfolios:	INR (as of March 31, 2016)	Converted to USD (as of June 30, 2016)
AXA Global Equity Managed Volatility	2,119,916,411	$31,398,082
EQ/MFS International Growth	15,043,885	222,815
EQ/Oppenheimer Global	32,265,730	477,888

The following Portfolios utilized net capital loss carryforwards during 2015 and/or have losses incurred that will be carried forward under the provisions of the RIC Mod Act are as follows:

	Utilized		Losses Carried Forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
EQ/Energy ETF	$—	$—	$—	$34,601
AXA International Value Managed Volatility	—	5,386,216	—	5,026,817
AXA Natural Resources	—	—	449,232	325,771
AXA/AB Short Duration Government Bond	231,980	—	2,146,899	1,810,058
AXA/DoubleLine Opportunistic Core Plus Bond	—	—	254,902	—
AXA/Franklin Balanced Managed Volatility	—	—	—	49,177,944
AXA/Goldman Sachs Strategic Allocation	—	—	363,396	165,089
AXA/Invesco Strategic Allocation	—	—	1,005,322	155,609
EQ/Emerging Markets Equity PLUS	—	—	594,026	822,324
EQ/Global Bond PLUS	—	—	102,846	—
EQ/High Yield Bond	—	—	1,898,521	2,074,122
EQ/International Equity Index	—	—	1,747,278	15,337,377
EQ/Oppenheimer Global	263,291	1,747,195	1,015,443	4,118,596
EQ/PIMCO Global Real Return	—	23,021	—	—
EQ/PIMCO Ultra Short Bond	3,364,654	—	4,483,290	13,540,395
Multimanager Core Bond	—	5,721,910	—	4,981,266

Sale-Buybacks:

The AXA Real Estate Portfolio, EQ/PIMCO Global Real Return Portfolio, EQ/PIMCO Ultra Short Bond Portfolio, EQ/Quality Bond PLUS Portfolio and Multimanager Core Bond Portfolio entered into financing transactions referred to as “sale-buybacks” during the six months ended June 30, 2016. A sale-buyback transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Portfolio’s Statement of Assets and Liabilities. The Portfolio will recognize net

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income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of: (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold; and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Portfolio’s Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Portfolio’s Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid to cover its obligations under sale-buyback transactions. The EQ/PIMCO Global Real Return Portfolio, EQ/PIMCO Ultra Short Bond, EQ/Quality Bond PLUS Portfolio and Multimanager Core Bond Portfolio had open sale-buybacks at June 30, 2016.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Portfolio’s financial statements. The Portfolio bears the risk of potential inability of the brokers to meet their obligation to perform.

Accounting for Derivative Instruments:

Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Portfolio’s Portfolio of Investments. Portfolio securities are reserved and/or pledged with the custodian for current or potential derivative holdings as necessary throughout the year.

Options:

Certain Portfolios write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted

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against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale (or cost of) purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Certain Portfolios may purchase put options on securities to increase the Portfolio’s total investment return or to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable a Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Portfolios will continue to receive interest or dividend income on the security. The Portfolios may also purchase call options on securities to protect against substantial increases in prices of securities that Portfolios intend to purchase pending their ability to invest in an orderly manner in those securities. The Portfolios may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Futures:

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts: The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Portfolios are rights to buy, or sell a futures contract for a set price in the future. Certain Portfolios buy or sell futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Each of the AXA Global Equity Managed Volatility Portfolio, AXA International Core Managed Volatility Portfolio, AXA International Value Managed Volatility Portfolio, AXA Large Cap Core Managed Volatility Portfolio, AXA Large Cap Growth Managed Volatility Portfolio, AXA Large Cap Value Managed Volatility Portfolio, AXA Mid Cap Value Managed Volatility Portfolio, AXA/AB Dynamic Growth Portfolio, AXA/AB Dynamic Moderate Growth Portfolio, AXA/Franklin Balanced Managed Volatility Portfolio, AXA/Franklin Small Cap Value Managed Volatility Portfolio, AXA/Goldman Sachs Strategic Allocation Portfolio, AXA/Invesco Strategic Allocation Portfolio, AXA/Legg Mason Strategic Allocation Portfolio, AXA/Mutual Large Cap Equity Managed Volatility Portfolio, AXA/Templeton Global Equity Managed Volatility Portfolio, AXA 500 Managed Volatility Portfolio, AXA 400 Managed Volatility Portfolio, AXA 2000 Managed

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Volatility Portfolio, AXA International Managed Volatility Portfolio, ATM International Managed Volatility Portfolio, ATM Large Cap Managed Volatility Portfolio, ATM Mid Cap Managed Volatility Portfolio and ATM Small Cap Managed Volatility Portfolio used futures contracts during the six months ended June 30, 2016, to equitize cash or to increase or decrease the level of equity exposure during periods when market volatility differed from specific thresholds set for each Portfolio. Information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio. The market value of investments pledged and/or cash pledged to cover margin requirements can be found in the Portfolio of Investments and/or Statement of Assets and Liabilities for each Portfolio. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

Certain Portfolios make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”). Portfolios may designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or may enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends. The use of forward commitments may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time.

The Portfolios may be exposed to foreign currency risks associated with portfolio investments. During the reporting period, certain Portfolios entered into certain forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge or otherwise manage these exposures. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Portfolios on a daily basis and realized gains or losses are recorded on the settlement date of a contract.

Certain Portfolios purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statements of Operations of the Portfolios. The Portfolios may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios also buy forward foreign currency exchange contracts to gain exposure to currencies. The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Repurchase Agreements:

During the six months ended June 30, 2016, the EQ/Money Market Portfolio entered into repurchase agreements through a joint account at JPMorgan Chase Bank, N.A. (“JPMorgan”), the Portfolio’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price,

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which reflects the effective rate of return for the term of the agreement. For a repurchase agreement, JPMorgan takes possession of the collateral pledged for investments in such repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are included within the Portfolio’s Portfolio of Investments.

Joint Repurchase Agreements:

Certain Portfolios transferred cash collateral received from securities lending transactions, to a joint account at JPMorgan in this capacity, the lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For a repurchase agreement, JPMorgan takes possession of the collateral pledged for investments in such repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Joint repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are included within each Portfolio’s Portfolio of Investments.

At June 30, 2016, the joint repurchase agreements on a gross basis were as follows:

Citigroup Global Markets Ltd., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $248,296,222, collateralized by various Foreign Government Agency Securities, ranging from 0.493%-8.625%, maturing 7/15/16-2/15/35; total market value $253,259,017.

Deutsche Bank AG, 0.410%, dated 6/30/16, due 7/1/16, repurchase price $163,715,551, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-6.220%, Foreign Government Treasury Securities, 2.375%, maturing 3/16/26, and Corporate Bonds, ranging from 0.776%-2.625%, maturing 12/15/17-6/10/25; total market value $166,988,214.

Deutsche Bank Securities, Inc., 0.45%, dated 6/30/16, due 7/1/16, repurchase price $38,653,141, collateralized by various Common Stocks; total market value $42,517,926.

Deutsche Bank Securities, Inc., 0.40%, dated 6/30/16, due 7/1/16, repurchase price $85,925,956, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-1.125%, maturing 12/31/17-2/28/21;total market value $87,643,511.

HSBC Securities, Inc., 0.36%, dated 6/30/16, due 7/1/16, repurchase price $224,127,243, collateralized by various U.S. Government Treasury Securities, ranging from 0.500%-9.125%, maturing 7/31/16-8/15/42; total market value $228,608,547.

HSBC Securities, Inc., 0.380%, dated 6/30/16, due 7/1/16, repurchase price $119,501,266, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/38-5/15/40, and U.S. Government Agency Securities, ranging from 0.000%-3.750%, maturing 7/15/16-12/1/42; total market value $121,892,466.

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Merrill Lynch PFS, Inc., 0.42%, dated 6/30/16, due 7/1/16, repurchase price $272,186,864,collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.250%, maturing 6/30/23-11/15/24; total market value $277,627,402.

Mizuho Securities USA, Inc., 0.450%, dated 6/30/16, due 7/1/16, repurchase price $60,750,766, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-2.750%, maturing 5/31/17-5/31/23; total market value $61,965,009.

Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $127,801,702, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.75%, maturing 1/15/17-5/15/46; total market value $130,357,766.

Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $151,002,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.125%, maturing 4/15/18-5/15/45; total market value $154,022,076.

Natixis, 0.530%, dated 6/30/16, due 7/1/16, repurchase price $75,001,106, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 3/31/18-11/15/22, and U.S. Government Agency Securities, ranging from 0.792%-6.500%, maturing 10/25/39-6/16/48; total market value $76,507,885.

Natixis, 0.600%, dated 6/30/16, due 7/1/16, repurchase price $237,703,964, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.000%, maturing 6/30/20-1/15/23, U.S. Government Agency Securities, ranging from 0.682%-7.500%, maturing 2/1/27-3/16/50; total market value $242,458,044.

Natixis, 0.480%, dated 6/30/16, due 7/1/16, repurchase price $35,000,467, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-2.500%, maturing 1/31/18-2/15/46; total market value $35,700,482.

Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/6/16, repurchase price $200,013,335, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.750%, maturing 10/31/17-8/15/42; total market value $204,000,000.

Nomura Securities Co., Ltd., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $193,662,150, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 8/15/16-5/15/46; total market value $197,533,200.

RBC Capital Markets, 0.420%, dated 6/30/16, due 7/1/16, repurchase price $150,001,760, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-4.500%, maturing 8/1/26-3/1/46; total market value $153,000,000.

RBS Securities, Inc., 0.390%, dated 6/30/16, due 7/1/16, repurchase price $133,971,455, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.625%, maturing 1/15/17-1/15/25; total market value $136,649,693.

RBS Securities, Inc., 0.400%, dated 6/30/16, due 7/5/16, repurchase price $200,011,111, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-6.125%, maturing 2/28/17-5/15/44; total market value $204,003,878.

Societe Generale S.A., Inc., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $100,004,665, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 12/8/16-2/15/37; total market value $102,000,030.

Societe Generale S.A., Inc., 0.240%, dated 6/30/16, due 7/7/16, repurchase price $125,005,835, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.250%, maturing 6/30/17-5/15/44; total market value $127,500,012.

Societe Generale S.A., Inc., 0.400%, dated 6/30/16, due 7/1/16, repurchase price $115,001,276, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-6.125%, maturing 10/31/16-2/15/46; total market value $117,300,001.

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Securities Lending:

During the period ended June 30, 2016, certain Portfolios entered into securities lending transactions. To generate additional income, a Portfolio may lend its portfolio securities, up to 30% of the market value of the Portfolio’s total assets, to brokers, dealers, and other financial institutions.

JPMorgan serves as securities lending agent for the securities lending program of the Trust. The remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and can be terminated by a Portfolio or the borrower at anytime.

The Portfolios receive payments from JPMorgan equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Securities lending (net).” The Portfolios may invest cash collateral in joint repurchase agreements or government money market funds as indicated on the Portfolio of Investments, and record a liability in the Statements of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy and approved by FMG LLC. Loans are subject to termination by a Portfolio or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. The market value of the securities on loan and the value of the related collateral as of June 30, 2016 were as follows:

Portfolios:	Securities on Loan	Collateral	Collateralization
All Asset Moderate Growth-Alt 15	$1,521,977	$1,555,028	102%
All Assett Growth-Alt 20	13,519,801	13,822,144	102%
All Asset Aggressive-Alt 25	578,478	590,918	102%
All Asset Aggressive-Alt 50	295,102	301,978	102%
All Asset Aggressive-Alt 75	455,935	466,364	102%
EQ/Energy ETF	996,305	1,019,975	102%
EQ/Low Volatility Global ETF	1,108,806	1,134,230	102%
AXA Global Equity Managed Volatility	35,662,917	37,032,507	104%
AXA International Core Managed Volatility	91,645,033	94,878,734	104%
AXA International Value Managed Volatility	32,695,689	34,213,521	105%
AXA Large Cap Core Managed Volatility	49,238,949	50,375,838	102%
AXA Large Cap Growth Managed Volatility	136,994,659	140,200,569	102%
AXA Large Cap Value Managed Volatility	92,479,584	94,738,651	102%
AXA Mid Cap Value Managed Volatility	161,697,571	165,533,648	102%
AXA Natural Resources	249,201	261,158	105%
AXA Real Estate	1,526,993	1,664,194	109%
AXA Smart Beta Equity	450,652	475,816	106%
AXA/AB Dynamic Growth	19,024,150	19,512,377	103%
AXA/AB Dynamic Moderate Growth	20,560,448	21,658,804	105%
AXA/AB Short Duration Government Bond	319,238	326,040	102%
AXA/AB Small Cap Growth	196,804,725	202,321,158	103%
AXA/Doubleline Opportunistic Core Plus Bond	1,228,110	1,252,992	102%
AXA/Franklin Balanced Managed Volatility	47,814,673	48,851,588	102%
AXA Franklin Small Cap Value Managed Volatility	17,077,873	17,597,176	103%
AXA/Goldman Sachs Strategic Allocation	5,368,820	5,481,569	102%
AXA/Horizon Small Cap Value	10,173,941	10,510,762	103%

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Portfolios:	Securities on Loan	Collateral	Collateralization
AXA Loomis Sayles Growth	$28,483,710	$29,124,547	102%
AXA/Lord Abbett Micro Cap	16,091,240	16,638,738	103%
AXA/Morgan Stanley Small Cap Growth	49,674,860	51,009,465	103%
AXA Mutual Large Cap Equity Managed Volatility	6,931,324	7,102,105	102%
AXA/Pacific Global Small Cap Value	13,376,577	13,792,316	103%
AXA/Templeton Global Equity Managed Volatility	18,017,414	18,804,534	104%
AXA 500 Managed Volatility	66,242,245	67,797,042	102%
AXA 400 Managed Volatility	27,105,362	27,773,172	102%
AXA 2000 Managed Volatility	295,441,005	304,541,826	103%
AXA International Managed Volatility	56,613,617	59,841,661	106%
ATM International Managed Volatility	47,100,684	49,782,478	106%
ATM Large Cap Managed Volatility	40,101,613	41,020,050	102%
ATM Mid Cap Managed Volatility	7,814,015	8,008,885	102%
ATM Small Cap Managed Volatility	90,866,678	93,749,081	103%
EQ/BlackRock Basic Value Equity	20,256,992	20,896,684	103%
EQ/Boston Advisors Equity Income	19,763,188	20,251,490	102%
EQ/Calvert Socially Responsible	2,845,877	2,912,174	102%
EQ/Capital Guardian Research	11,463,522	11,744,197	102%
EQ/Common Stock Index	134,076,640	137,217,309	102%
EQ/Convertible Securities	1,972,156	2,015,432	102%
EQ/Core Bond Index	115,432,207	117,807,311	102%
EQ/Emerging Markets Equity Plus	341,672	357,094	105%
EQ/Equity 500 Index	46,661,679	47,723,479	102%
EQ/GAMCO Mergers and Acquisitions	6,741,728	6,931,753	103%
EQ/GAMCO Small Company Value	199,335,859	204,208,579	102%
EQ/Global Bond PLUS	4,805,916	4,910,263	102%
EQ/High Yield Bond	11,349,438	11,607,063	102%
EQ/Intermediate Government Bond Index	188,979,222	192,829,677	102%
EQ/International Equity Index	24,933,682	26,380,534	106%
EQ/Large Cap Growth Index	23,032,970	23,559,048	102%
EQ/Large Cap Value Index	8,180,892	8,395,966	103%
EQ/Mid Cap Index	71,523,458	73,342,754	103%
EQ/Morgan Stanley Mid Cap Growth	170,167,769	174,209,163	102%
EQ/Oppenheimer Global	5,808,372	5,989,384	103%
EQ/PIMCO Ultra Short Bond	5,845,910	5,977,870	102%
EQ/Quality Bond Plus	2,159,195	2,206,030	102%
EQ/Small Company Index	110,745,058	114,156,249	103%
EQ/T. Rowe Price Growth Stock	40,760,266	41,657,010	102%
EQ/UBS Growth and Income	5,714,392	5,858,642	103%
EQ/Wells Fargo Omega Growth	1,253,230	1,279,260	102%
Multimanager Aggressive Equity	39,559,446	40,316,053	102%
Multimanager Core Bond	2,519,637	2,669,389	106%
Multimanager Mid Cap Growth	20,879,241	21,362,501	102%
Multimanager Mid Cap Value	10,932,978	11,242,071	103%
Multimanager Technology	22,348,019	22,881,446	102%

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In accordance with guidance presented in FASB Accounting Standards Update (“ASU”) 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2016, were as follows:

Portfolios:	Liabilities as presented in the Statements of Assets and Liabilities
All Asset Moderate Growth-Alt 15	$1,555,028
All Assett Growth-Alt 20	13,822,144
All Asset Aggressive-Alt 25	590,918
All Asset Aggressive-Alt 50	301,978
All Asset Aggressive-Alt 75	466,364
EQ/Energy ETF	1,019,975
EQ/Low Volatility Global ETF	1,134,230
AXA Global Equity Managed Volatility	36,649,469
AXA International Core Managed Volatility	93,549,890
AXA International Value Managed Volatility	33,884,348
AXA Large Cap Core Managed Volatility	49,730,148
AXA Large Cap Growth Managed Volatility	139,952,348
AXA Large Cap Value Managed Volatility	94,289,335
AXA Mid Cap Value Managed Volatility	165,461,776
AXA Natural Resources	233,866
AXA Real Estate	935,691
AXA Smart Beta Equity	383,082
AXA/AB Dynamic Growth	19,300,362
AXA/AB Dynamic Moderate Growth	19,295,897
AXA/AB Short Duration Government Bond	326,040
AXA/AB Small Cap Growth	193,949,348
AXA/DoubleLine Opportunistic Core Plus Bond	1,252,992
AXA/Franklin Balanced Managed Volatility	48,851,588
AXA Franklin Small Cap Value Managed Volatility	17,437,537
AXA/Goldman Sachs Strategic Allocation	5,481,569
AXA/Horizon Small Cap Value	10,500,792
AXA Loomis Sayles Growth	29,124,547
AXA/Lord Abbett Micro Cap	16,635,595
AXA/Morgan Stanley Small Cap Growth	50,679,967
AXA Mutual Large Cap Equity Managed Volatility	7,102,105
AXA/Pacific Global Small Cap Value	13,782,884
AXA/Templeton Global Equity Managed Volatility	18,552,529
AXA 500 Managed Volatility	67,753,317
AXA 400 Managed Volatility	27,639,983
AXA 2000 Managed Volatility	301,753,479
AXA International Managed Volatility	55,483,700
ATM International Managed Volatility	45,953,932
ATM Large Cap Managed Volatility	40,970,409
ATM Mid Cap Managed Volatility	7,717,892
ATM Small Cap Managed Volatility	92,293,336
EQ/BlackRock Basic Value Equity	20,499,295
EQ/Boston Advisors Equity Income	20,251,490
EQ/Calvert Socially Responsible	2,897,621
EQ/Capital Guardian Research	11,744,197
EQ/Common Stock Index	137,117,749
EQ/Convertible Securities	2,015,432
EQ/Core Bond Index	115,947,287
EQ/Emerging Markets Equity Plus	357,094
EQ/Equity 500 Index	47,723,479

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Portfolios:	Liabilities as presented in the Statements of Assets and Liabilities
EQ/GAMCO Mergers and Acquisitions	$6,931,753
EQ/GAMCO Small Company Value	203,986,584
EQ/Global Bond PLUS	4,910,263
EQ/High Yield Bond	11,379,593
EQ/Intermediate Government Bond Index	192,829,677
EQ/International Equity Index	24,644,704
EQ/Large Cap Growth Index	23,153,993
EQ/Large Cap Value Index	8,282,278
EQ/Mid Cap Index	72,774,481
EQ/Morgan Stanley Mid Cap Growth	165,966,685
EQ/Oppenheimer Global	5,989,384
EQ/PIMCO Ultra Short Bond	5,977,870
EQ/Quality Bond Plus	2,206,030
EQ/Small Company Index	113,594,735
EQ/T. Rowe Price Growth Stock	41,657,010
EQ/UBS Growth and Income	5,858,642
EQ/Wells Fargo Omega Growth	1,279,260
Multimanager Aggressive Equity	39,848,112
Multimanager Core Bond	2,596,210
Multimanager Mid Cap Growth	20,538,660
Multimanager Mid Cap Value	11,222,014
Multimanager Technology	22,881,446

The Portfolios’ securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Portfolio of Investments and included in calculating the Portfolio’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan and cannot be sold or repledged by the Portfolio and accordingly are not reflected in the Portfolio’s total assets. For additional information on the non cash collateral received, please refer to note (xx) in the Portfolio of Investments. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statements of Assets and Liabilities.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, a Portfolio may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Portfolio whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Portfolio sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Portfolio by purchasing replacement securities at JPMorgan’s expense, or paying the Portfolio an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Portfolio and JPMorgan.

At June 30, 2016, the Securities Lending Agency Agreement does not permit the Portfolio to enforce a netting arrangement.

Total Return Swap Agreements:

The AXA Real Estate Portfolio entered into total return swap agreements to gain or mitigate exposure to the underlying reference. Total return swap agreements involve commitments where cash

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flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return. In connection with total return swap agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Committee, generally based upon recommendations provided by a Portfolio’s sub-adviser. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. Over-the-counter (“OTC”) swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Market and Credit Risk:

A Portfolio’s investments in financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, forward commitments and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates decline the value of a certain fixed-income securities of a Portfolio is likely to rise. Conversely, as nominal interest rates rise, the value of certain fixed income securities held by a Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Portfolio may lose money if these changes are not anticipated by Portfolio management. A Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a security’s market price to interest rate (i.e. yield) movements.

Foreign (non U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

If a Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in

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value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns.

Forward commitments and forward foreign currency exchange contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. They are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, the Portfolio may lose both the investment opportunity for its assets if set aside to pay for the security and any gain in the security.

The market values of the Portfolio’s investments may decline due to general market conditions which are not specifically related to a particular company or issuer, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. Credit ratings downgrades may also negatively affect securities held by a Portfolio. Even when markets perform well, there is no assurance that the investments held by a Portfolio will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level.

A Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Portfolio seeks to minimize concentrations of credit risk by undertaking transactions with a large number of counterparties on recognized and reputable exchanges, where applicable. A Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a financial derivatives contract, repurchase agreement or a loan of portfolio securities or other transactions, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Certain Portfolios may invest in below investment grade high-yield securities (“junk bonds”). These securities are considered to be high risk investments. Securities rated below investment grade are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities because such securities are generally unsecured and subordinated to other creditors’ claims. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse economic conditions could make it difficult to sell certain securities or could result in lower prices than those used in calculating the Portfolio’s net asset value.

Because certain Portfolios invest in affiliated mutual funds, unaffiliated investment companies or ETFs, the Portfolios indirectly pay a portion of the expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Portfolios may be higher than the cost of investing in a Portfolio that invests directly in individual securities and financial instruments. The Portfolios are also subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities; equity securities, foreign and emerging markets securities, commodities and real estate securities. These securities are subject to risks specific to their structure, sector

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or market. In addition, the underlying funds and ETFs may use derivative instruments in connection with their individual investment strategies including futures, forward currency exchange contracts, options, swaps, and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.

At June 30, 2016, EQ/PIMCO Global Real Return Portfolio held significant collateral balances with limited brokers or BNP Paribas S.A. The Portfolio is subject to credit risk arising should BNP Paribas S.A. be unable to fulfill its obligations.

Offsetting Assets and Liabilities:

The Portfolios may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. As the Master Agreements are specific to unique operations of different asset types; they allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally show derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Note 2	Management of the Trust

The Trust has entered into three separate investment management agreements (the “Management Agreements”) with FMG LLC. With the exception of the All Asset Portfolios, AXA/Franklin Templeton Allocation Managed Volatility Portfolio and the AXA Strategy Portfolios, the Management Agreements state that the Manager will, among other things: (i) have overall supervisory responsibility for the general management and investment of each Portfolio’s assets; (ii) select and contract with the Sub-Advisers to manage the investment operations and composition of each and every Portfolio; (iii) monitor the Sub-Advisers’ investment programs and results; (iv) oversee compliance by the Trust with various federal and state statutes; and (v) carry out the directives of the Board. With respect to the Management Agreements for the All Asset Portfolios, AXA/Franklin Templeton Allocation Managed Volatility Portfolio and the AXA Strategy Portfolios, the Management Agreements provide that the Manager will, among other things: (i) provide investment management and advisory services; (ii) render investment advice concerning the Underlying Portfolios, as applicable, in which to invest and the appropriate allocations for each Portfolio; (iii) monitor the investment programs and results; (iv) apprise the Trust of developments materially affecting the Portfolios; (v) oversee compliance by the Portfolio with various federal and state statutes; and (vi) carry out the directives of the Board. For the six months ended June 30, 2016, for its services under the Management Agreements, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
All Asset Moderate Growth-Alt 15	0.100% of average daily net assets
All Asset Growth-Alt 20	0.100% of average daily net assets
All Asset Aggressive-Alt 25	0.100% of average daily net assets
All Asset Aggressive-Alt 50	0.100% of average daily net assets
All Asset Aggressive-Alt 75	0.100% of average daily net assets
AXA Ultra Conservative Strategy	0.100% of average daily net assets
AXA Conservative Strategy	0.100% of average daily net assets
AXA Conservative Growth Strategy	0.100% of average daily net assets
AXA Balanced Strategy	0.100% of average daily net assets
AXA Moderate Growth Strategy	0.100% of average daily net assets

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June 30, 2016 (Unaudited)

Portfolios:	Management Fee
AXA Growth Strategy	0.100% of average daily net assets
AXA Aggressive Strategy	0.100% of average daily net assets
AXA/Franklin Templeton Allocation Managed Volatility	0.050% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
AXA/DoubleLine Opportunistic Core Plus Bond	0.600%	0.575%	0.550%	0.530%	0.520%
EQ/Money Market	0.350	0.325	0.280	0.270	0.250
EQ/PIMCO Global Real Return	0.600	0.575	0.550	0.530	0.520
EQ/PIMCO Ultra Short Bond	0.500	0.475	0.450	0.430	0.420

	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
AXA Global Equity Managed Volatility	0.750%	0.700%	0.675%	0.650%	0.625%
AXA SmartBeta Equity	0.700	0.650	0.625	0.600	0.575
AXA/AB Dynamic Growth	0.750	0.700	0.675	0.650	0.625
AXA/AB Dynamic Moderate Growth	0.750	0.700	0.675	0.650	0.625
AXA/Franklin Balanced Managed Volatility	0.650	0.600	0.575	0.550	0.525
AXA/Franklin Small Cap Value Managed Volatility	0.700	0.650	0.625	0.600	0.575
AXA/Goldman Sachs Strategic Allocation	0.800	0.750	0.725	0.700	0.675
AXA/Invesco Strategic Allocation	0.800	0.750	0.725	0.700	0.675
AXA/Legg Mason Strategic Allocation	0.800	0.750	0.725	0.700	0.675
AXA/Loomis Sayles Growth	0.750	0.700	0.675	0.650	0.625
AXA/Mutual Large Cap Equity Managed Volatility	0.700	0.650	0.625	0.600	0.575
AXA/Templeton Global Equity Managed Volatility	0.700	0.650	0.625	0.600	0.575
EQ/BlackRock Basic Value Equity	0.600	0.550	0.525	0.500	0.475
EQ/Boston Advisors Equity Income	0.750	0.700	0.675	0.650	0.625
EQ/Capital Guardian Research	0.650	0.600	0.575	0.550	0.525
EQ/GAMCO Mergers and Acquisitions	0.900	0.850	0.825	0.800	0.775
EQ/GAMCO Small Company Value	0.750	0.700	0.675	0.650	0.625
EQ/Invesco Comstock	0.650	0.600	0.575	0.550	0.525
EQ/JPMorgan Value Opportunities	0.600	0.550	0.525	0.500	0.475
EQ/MFS International Growth	0.850	0.800	0.775	0.750	0.725
EQ/Morgan Stanley Mid Cap Growth	0.700	0.650	0.625	0.600	0.575
EQ/Oppenheimer Global	0.950	0.900	0.875	0.850	0.825
EQ/T. Rowe Price Growth Stock	0.750	0.700	0.675	0.650	0.625
EQ/UBS Growth and Income	0.750	0.700	0.675	0.650	0.625
EQ/Wells Fargo Omega Growth	0.650	0.600	0.575	0.550	0.525

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
AXA International Core Managed Volatility	0.600%	0.550%	0.525%	0.500%	0.475%
AXA International Value Managed Volatility	0.600	0.550	0.525	0.500	0.475

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June 30, 2016 (Unaudited)

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
AXA Large Cap Core Managed Volatility	0.500%	0.450%	0.425%	0.400%	0.375%
AXA Large Cap Growth Managed Volatility	0.500	0.450	0.425	0.400	0.375
AXA Large Cap Value Managed Volatility	0.500	0.450	0.425	0.400	0.375
AXA Mid Cap Value Managed Volatility	0.550	0.500	0.475	0.450	0.425
AXA/AB Small Cap Growth	0.550	0.500	0.475	0.450	0.425
AXA/Horizon Small Cap Value	0.800	0.750	0.725	0.700	0.675
AXA/Lord Abbett Micro Cap	0.850	0.800	0.775	0.750	0.725
AXA/Morgan Stanley Small Cap Growth	0.800	0.750	0.725	0.700	0.675
AXA/Pacific Global Small Cap Value	0.800	0.750	0.725	0.700	0.675
EQ/Emerging Markets Equity PLUS	0.700	0.650	0.625	0.600	0.575
Multimanager Aggressive Equity	0.580	0.550	0.525	0.500	0.475
Multimanager Mid Cap Growth	0.800	0.750	0.725	0.700	0.675
Multimanager Mid Cap Value	0.800	0.750	0.725	0.700	0.675
Multimanager Technology	0.950	0.900	0.875	0.850	0.825

	(as a percentage of average daily net assets)
Portfolio:	First $2 Billion	Next $2 Billion	Thereafter
AXA/AB Short Duration Government Bond	0.450%	0.430%	0.410%

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Next $3 Billion	Next $2 Billion	Thereafter
EQ/Energy ETF	0.500%	0.490%	0.470%	0.460%	0.450%
EQ/Low Volatility Global ETF	0.500	0.490	0.470	0.460	0.450
AXA Natural Resources	0.500	0.490	0.470	0.460	0.450
AXA Real Estate	0.500	0.490	0.470	0.460	0.450
AXA 500 Managed Volatility	0.450	0.430	0.410	0.400	0.390
AXA 400 Managed Volatility	0.450	0.430	0.410	0.400	0.390
AXA 2000 Managed Volatility	0.450	0.430	0.410	0.400	0.390
AXA International Managed Volatility	0.450	0.430	0.410	0.400	0.390
ATM International Managed Volatility	0.450	0.430	0.410	0.400	0.390
ATM Large Cap Managed Volatility	0.450	0.430	0.410	0.400	0.390
ATM Mid Cap Managed Volatility	0.450	0.430	0.410	0.400	0.390
ATM Small Cap Managed Volatility	0.450	0.430	0.410	0.400	0.390
EQ/Calvert Socially Responsible	0.500	0.490	0.470	0.460	0.450
EQ/Common Stock Index	0.350	0.340	0.320	0.310	0.300
EQ/Convertible Securities	0.700	0.680	0.660	0.640	0.630
EQ/Core Bond Index	0.350	0.340	0.320	0.310	0.300
EQ/Equity 500 Index	0.250	0.240	0.220	0.210	0.200
EQ/Global Bond PLUS	0.550	0.530	0.510	0.490	0.480
EQ/High Yield Bond	0.600	0.580	0.560	0.540	0.530
EQ/Intermediate Government Bond	0.350	0.340	0.320	0.310	0.300
EQ/International Equity Index	0.400	0.390	0.370	0.360	0.350
EQ/Large Cap Growth Index	0.350	0.340	0.320	0.310	0.300
EQ/Large Cap Value Index	0.350	0.340	0.320	0.310	0.300
EQ/Mid Cap Index	0.350	0.340	0.320	0.310	0.300
EQ/Quality Bond PLUS	0.400	0.380	0.360	0.340	0.330
EQ/Small Company Index	0.250	0.240	0.220	0.210	0.200
Multimanager Core Bond	0.550	0.530	0.510	0.490	0.480

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June 30, 2016 (Unaudited)

With the exception of the All Asset Portfolios, AXA/Franklin Templeton Allocation Managed Volatility Portfolio, ETF Portfolios, and the AXA Strategy Portfolios, the Manager has entered into an investment advisory agreement (“Sub-Advisory Agreements”) with each of the Sub-Advisers with respect to the Trust’s Portfolios. Each of the Sub-Advisory Agreements obligates the Sub-Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Sub-Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment sub-advisory services to the Portfolios, including the fees of the Sub-Advisers of each Portfolio.

Note 3	Administrative Fees

FMG LLC serves as Administrator to the Trust. As Administrator, FMG LLC provides the Trust with necessary administrative, fund accounting, and compliance services. FMG LLC may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, the Trust pays FMG LLC an annual fee payable monthly as follows:

Each Multiadviser Portfolio (excluding the Tactical Portfolios) pays the greater of $32,500 per Portfolio, or its proportionate share of an asset based fee:

Total aggregated average daily net asset charge of the Multiadviser Portfolios (excluding the Tactical Portfolios)

0.15% on the first $14 billion

0.11% on the next $6 billion

0.10% on the next $5 billion

0.0975% on assets thereafter

The AXA/AB Dynamic Growth Portfolio, AXA/AB Dynamic Moderate Growth Portfolio, AXA/Goldman Sachs Strategic Allocation Portfolio, AXA/Invesco Strategic Allocation Portfolio, AXA/Legg Mason Strategic Allocation Portfolio and the Tactical Portfolios each pay the greater of $32,500 per Portfolio, or its proportionate share of an asset based fee:

Total aggregated average daily net asset charge of the AXA/AB Dynamic Growth Portfolio, AXA/AB Dynamic Moderate Growth Portfolio, AXA/Goldman Sachs Strategic Allocation Portfolio, AXA/Invesco Strategic Allocation Portfolio, AXA/Legg Mason Strategic Allocation Portfolio and the Tactical Portfolios

0.15% on the first $14 billion

0.11% on the next $6 billion

0.10% on the next $5 billion

0.0975% on assets thereafter

Each All Asset Portfolio, AXA Strategy Portfolio and the AXA/Franklin Templeton Allocation Managed Volatility Portfolio pays the greater of $32,500 per Portfolio, or its proportionate share of an asset based fee:

Total average daily net asset charge of the All Asset Portfolios, the AXA Strategy Portfolios and the AXA/Franklin Templeton Allocation Managed Volatility Portfolio

0.15% of the first $20 billion

0.125% of the next $5 billion

0.10% on assets thereafter

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June 30, 2016 (Unaudited)

For all other Portfolios:

All other Portfolios each pay the greater of $30,000 per Portfolio, or its proportionate share of an asset based fee:

Total aggregated average daily net asset charge for all other Portfolios*

0.12% on the first $3 billion

0.11% on the next $3 billion

0.105% on the next $4 billion

0.10% on the next $20 billion

0.0975% on the next $10 billion

0.095% on assets thereafter

*	With the exception of the All Asset Portfolios, AXA/Franklin Templeton Allocation Managed Volatility Portfolio, AXA/AB Dynamic Growth Portfolio, AXA/AB Dynamic Moderate Growth Portfolio, AXA/Goldman Sachs Strategic Allocation Portfolio, AXA/Invesco Strategic Allocation Portfolio, AXA/Legg Mason Strategic Allocation Portfolio, AXA Strategy Portfolios, Tactical Portfolios and the Multiadviser Portfolios.

Pursuant to a sub-administration arrangement with FMG LLC, the Sub-Administrator provides the Trust with certain administrative services, including portfolio compliance and portfolio accounting support services, subject to the supervision of FMG LLC.

Note 4	Custody Fees

The Trust has entered into a Custody Agreement with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Portfolio’s account, cash, securities and other assets of the Portfolios. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities. At year end, certain of the Portfolios maintain a significant cash balance with the Custodian or its affiliates. These balances are presented as cash on each Portfolio’s Statement of Assets and Liabilities.

Note 5	Distribution Plans

The Trust has entered into distribution agreements with AXA Distributors, LLC (“AXA Distributors” or the “Distributor”), an indirect wholly-owned subsidiary of AXA Equitable and an affiliate of FMG LLC, pursuant to which the Distributor serves as the principal underwriter of the Class IA, Class IB and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of Class IA and Class IB shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to the Trust’s Class IA and Class IB shares for which it provides service.

Note 6	Expense Limitation

FMG LLC has contractually agreed to limit the expenses of certain Portfolios (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which a Portfolio invests and extraordinary expenses) through April 30, 2017 (unless the Board consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”), pursuant to which FMG LLC has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses do not exceed the following annual rates:

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June 30, 2016 (Unaudited)

Portfolios:	Maximum Annual Operating Expense Limit
	Class K		Class IA+		Class IB+
All Asset Moderate Growth-Alt 15	0.40%		N/A		0.65%
All Asset Growth-Alt 20	0.40		0.65%		0.65
All Asset Aggressive-Alt 25	0.40		N/A		0.65
All Asset Aggressive-Alt 50	0.40		N/A		0.65
All Asset Aggressive-Alt 75	0.40		N/A		0.65
AXA Ultra Conservative Strategy	0.70	*	0.95	*	0.95	*
AXA Conservative Strategy	0.70	*	0.95	*	0.95	*
AXA Conservative Growth Strategy	0.75	*	1.00	*	1.00	*
AXA Balanced Strategy	0.80	*	1.05	*	1.05	*
AXA Moderate Growth Strategy	0.85	*	1.10	*	1.10	*
AXA Growth Strategy	0.85	*	1.10	*	1.10	*
AXA Aggressive Strategy	0.90	*	N/A		1.15	*
AXA/Franklin Templeton Allocation Managed Volatility	0.15		0.40		0.40
EQ/Energy ETF	0.70		N/A		0.95
EQ/Low Volatility Global ETF	0.70		N/A		0.95
AXA International Core Managed Volatility	0.85		1.10		1.10
AXA International Value Managed Volatility	0.85		1.10		1.10
AXA Large Cap Core Managed Volatility	0.75		1.00		1.00
AXA Large Cap Growth Managed Volatility	0.75		1.00		1.00
AXA Large Cap Value Managed Volatility	0.75		1.00		1.00
AXA Mid Cap Value Managed Volatility	0.80		1.05		1.05
AXA Natural Resources	0.65		N/A		0.90
AXA Real Estate	0.65		N/A		0.90
AXA SmartBeta Equity	1.00		N/A		1.25
AXA/AB Dynamic Growth	0.95	*	N/A		1.20	*
AXA/AB Dynamic Moderate Growth	0.95	*	1.20	*	1.20	*
AXA/AB Short Duration Government Bond	0.65		0.90		0.90
AXA/DoubleLine Opportunistic Core Plus Bond	0.85		N/A		1.10
AXA/Franklin Balanced Managed Volatility	1.05		1.30		1.30
AXA/Franklin Small Cap Value Managed Volatility	1.05		1.30		1.30
AXA/Goldman Sachs Strategic Allocation	1.00	*	N/A		1.25	*
AXA/Horizon Small Cap Value	0.95		N/A		1.20
AXA/Invesco Strategic Allocation	1.00	*	N/A		1.25	*
AXA/Legg Mason Strategic Allocation	1.00	*	N/A		1.25	*
AXA/Loomis Sayles Growth	0.85		1.10		1.10
AXA/Lord Abbett Micro Cap	1.05		N/A		1.30
AXA/Morgan Stanley Small Cap Growth	0.95		N/A		1.20
AXA/Mutual Large Cap Equity Managed Volatility	1.05		1.30		1.30
AXA/Pacific Global Small Cap Value	0.95		N/A		1.20
AXA/Templeton Global Equity Managed Volatility	1.10		1.35		1.35
AXA 500 Managed Volatility	0.70		0.95		0.95
AXA 400 Managed Volatility	0.70		0.95		0.95
AXA 2000 Managed Volatility	0.70		0.95		0.95
AXA International Managed Volatility	0.70		N/A		0.95
ATM International Managed Volatility	0.70		N/A		0.95
ATM Large Cap Managed Volatility	0.70		0.95		0.95
ATM Mid Cap Managed Volatility	0.70		0.95		0.95
ATM Small Cap Managed Volatility	0.70		0.95		0.95
EQ/BlackRock Basic Value Equity	0.70		0.95		0.95
EQ/Boston Advisors Equity Income	0.75		1.00		1.00
EQ/Calvert Socially Responsible	0.90		1.15		1.15
EQ/Capital Guardian Research	0.72		0.97		0.97
EQ/Convertible Securities	1.05	*	N/A		1.30	*

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June 30, 2016 (Unaudited)

Portfolios:	Maximum Annual Operating Expense Limit
	Class K	Class IA+	Class IB+
EQ/Core Bond Index	0.47%	0.72%	0.72%
EQ/Emerging Markets Equity PLUS	1.00	N/A	1.25
EQ/Global Bond PLUS	0.75	1.00	1.00
EQ/High Yield Bond	0.85	N/A	1.10
EQ/Invesco Comstock	0.75	1.00	1.00
EQ/JPMorgan Value Opportunities	0.75	1.00	1.00
EQ/MFS International Growth	1.00	1.25	1.25
EQ/Morgan Stanley Mid Cap Growth	0.85	1.10	1.10
EQ/Oppenheimer Global	1.00	1.25	1.25
EQ/PIMCO Global Real Return	0.75	N/A	1.00
EQ/PIMCO Ultra Short Bond	0.60	0.85	0.85
EQ/Quality Bond PLUS	0.60	0.85	0.85
EQ/T. Rowe Price Growth Stock	0.85	1.10	1.10
EQ/UBS Growth and Income	0.80	1.05	1.05
EQ/Wells Fargo Omega Growth	0.80	1.05	1.05
Multimanager Aggressive Equity	0.80	1.05	1.05
Multimanager Core Bond	0.70	0.95	0.95
Multimanager Mid Cap Growth	0.90	1.15	1.15
Multimanager Mid Cap Value	0.90	1.15	1.15
Multimanager Technology	1.00	1.25	1.25

*	For purposes of calculating the Maximum Annual Operating Expense Limit, the expenses other investment companies in which the Portfolio invests are included in Fund Operating Expenses.
+	Includes amounts payable pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Prior to May 1, 2016, FMG LLC had agreed to make payments or waive its management, administrative and other fees so that the annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, expenses of Underlying Portfolios and Underlying ETFs, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business), do not exceed the following annualized rates:

Portfolios:	Maximum Annual Operating Expense Limit
	Class K	Class IA+	Class IB+
AXA Real Estate	0.85%	N/A	1.10%
AXA/AB Dynamic Growth	0.95	N/A	1.20
AXA/AB Dynamic Moderate Growth	0.95	1.20%	1.20
AXA/Goldman Sachs Strategic Allocation	1.00	N/A	1.25
AXA/Horizon Small Cap Value	1.00	N/A	1.25
AXA/ Invesco Strategic Allocation	1.00	N/A	1.25
AXA/Loomis Sayles Growth	0.90	1.15	1.15
AXA/Morgan Stanley Small Cap Growth	1.00	N/A	1.25
AXA/Pacific Global Small Cap Value	1.00	N/A	1.25
EQ/Boston Advisors Equity Income	0.80	1.05	1.05
EQ/Convertible Securities	1.05	N/A	1.30
EQ/High Yield Bond	0.95	N/A	1.20
Multimanager Core Bond	1.00	1.25	1.25
Multimanager Technology	1.05	1.30	1.30

+	Includes amounts payable pursuant to Rule 12b-1 of the Investment Company Act of 1940.

FMG LLC first waives its management fees, then waives its administration fees, and then reimburses the Portfolio’s expenses out of its own resources. Each Portfolio may at a later date

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June 30, 2016 (Unaudited)

reimburse to FMG LLC the management fees waived or other expenses assumed and paid for by FMG LLC pursuant to the Expense Limitation Agreement within the prior three fiscal years, provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio’s total annual expense ratio is less than the respective percentages stated above for the respective period; and (ii) the payment of such reimbursement has been approved by the Board. Any reimbursement, called recoupment fees on the Statement of Operations, will be based on the earliest fees waived or assumed by FMG LLC. During the six months ended June 30, 2016, FMG LLC received recoupment from the following Portfolios:

Portfolios:	Recoupment
AXA Ultra Conservative Strategy	$6,646
AXA Balanced Strategy	69,196
AXA/DoubleLine Opportunistic Core Plus Bond	11,993
AXA/Goldman Sachs Strategic Allocation	30,757
AXA/Invesco Strategic Allocation	21,721
EQ/BlackRock Basic Value Equity	1,185
EQ/Global Bond PLUS	5,876
EQ/JPMorgan Value Opportunities	23,799

171,173

Recoupments in excess of waivers during the period would be presented as Recoupment Fees in the Statement of Operations. At June 30, 2016, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

Portfolios:	2016	2017	2018	2019	Total Eligible For Reimbursement
All Asset Moderate Growth-Alt 15	$101,590	$178,674	$143,598	$58,039	$481,901
All Asset Growth-Alt 20	343,141	222,411	—	—	565,552
All Asset Aggressive-Alt 25	78,005	185,767	144,312	61,265	469,349
All Asset Aggressive-Alt 50	55,927	190,188	170,124	64,657	480,896
All Asset Aggressive-Alt 75	56,106	188,918	169,985	64,783	479,792
AXA Ultra Conservative Strategy	63,181	95,169	97,111	193,778	449,239
AXA Conservative Strategy	309,815	608,871	547,384	293,364	1,759,434
AXA Conservative Growth Strategy	358,278	693,860	536,305	278,277	1,866,720
AXA Balanced Strategy	320,900	508,313	21,720	1,506	852,439
AXA/Franklin Templeton Allocation Managed Volatility	542,578	1,023,445	903,244	413,613	2,882,880
EQ/Energy ETF	53,899	106,576	92,338	27,205	280,018
EQ/Low Volatility Global ETF	53,746	104,661	90,461	25,960	274,828
AXA Natural Resources	—	—	116,583	62,289	178,872
AXA Real Estate	—	—	—	25,992	25,992
AXA SmartBeta Equity	51,496	116,456	84,876	26,796	279,624
AXA/AB Dynamic Growth	—	—	82,406	25,072	107,478
AXA/DoubleLine Opportunistic Core Plus Bond	—	—	92,307	20,107	112,414
AXA/Goldman Sachs Strategic Allocation	—	—	68,896	17,182	86,078
AXA/Horizon Small Cap Value	—	—	—	15,991	15,991
AXA/Invesco Strategic Allocation	—	—	86,528	31,556	118,084
AXA/Legg Mason Strategic Allocation	—	—	—	63,435	63,435

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Portfolios:	2016	2017	2018	2019	Total Eligible For Reimbursement
AXA/Loomis Sayles Growth	$—	$—	$—	$24,767	$24,767
AXA/Lord Abbett Micro Cap	—	83,862	56,416	38,092	178,370
AXA/Morgan Stanley Small Cap Growth	—	—	—	14,970	14,970
AXA/Pacific Global Small Cap Value	—	—	—	18,378	18,378
EQ/BlackRock Basic Value Equity	—	—	—	16,264	16,264
EQ/Boston Advisors Equity Income	—	—	—	140,603	140,603
EQ/Capital Guardian Research	128,762	248,422	240,642	112,522	730,348
EQ/Convertible Securities	52,486	122,075	85,913	35,908	296,382
EQ/Emerging Markets Equity PLUS	86,042	103,416	85,742	40,285	315,485
EQ/Global Bond PLUS	4,577	35,404	9,942	—	49,923
EQ/Invesco Comstock	56,308	99,173	163,121	62,218	380,820
EQ/JPMorgan Value Opportunities	—	12,904	7,899	—	20,803
EQ/Oppenheimer Global	149,986	252,463	247,856	113,113	763,418
EQ/PIMCO Global Real Return	75,094	100,113	113,993	45,063	334,263
EQ/PIMCO Ultra Short Bond	—	36,513	39,804	96,900	173,217
EQ/T.Rowe Price Growth Stock	109,377	226,315	202,083	124,894	662,669
EQ/UBS Growth and Income	65,566	132,269	137,860	62,458	398,153
Multimanager Core Bond	—	—	—	45,603	45,603
Multimanager Mid Cap Growth	—	—	197,037	149,300	346,337
Multimanager Mid Cap Value	—	—	187,173	144,592	331,765
Multimanager Technology	—	—	—	145,396	145,396

During the six months ended June 30, 2016, FMG LLC voluntarily waived fees for certain Portfolios. The amounts waived were as follows and are not eligible for recoupment:

Portfolios:	Voluntary Waivers
AXA Global Equity Managed Volatility	$104,153
AXA International Core Managed Volatility	78,967
AXA International Value Managed Volatility	47,730
AXA Large Cap Core Managed Volatility	122,270
AXA Large Cap Growth Managed Volatility	229,992
AXA Large Cap Value Managed Volatility	241,134
AXA Mid Cap Value Managed Volatility	98,064
AXA Real Estate	57,198
AXA/AB Dynamic Growth	39,520
AXA/AB Dynamic Moderate Growth	109,864
AXA/Franklin Balanced Managed Volatility	60,351
AXA/Franklin Small Cap Value Managed Volatility	12,567
AXA/Goldman Sachs Strategic Allocation	16,369
AXA/Horizon Small Cap Value	21,004
AXA/Invesco Strategic Allocation	6,568
AXA/Loomis Sayles Growth	45,324
AXA/Morgan Stanley Small Cap Growth	21,277
AXA/Mutual Large Cap Equity Managed Volatility	29,651
AXA/Pacific Global Small Cap Value	25,396
AXA/Templeton Global Equity Managed Volatility	37,412
AXA 500 Managed Volatility	350,530
AXA 400 Managed Volatility	30,576
AXA 2000 Managed Volatility	124,326
AXA International Managed Volatility	88,371

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June 30, 2016 (Unaudited)

Portfolios:	Voluntary Waivers
ATM International Managed Volatility	$82,663
ATM Large Cap Managed Volatility	181,807
ATM Mid Cap Managed Volatility	8,975
ATM Small Cap Managed Volatility	41,022
EQ/Boston Advisors Equity Income	283,867
EQ/Money Market	1,031,603
Multimanager Core Bond	95,487
Multimanager Technology	274,944

During the six months ended June 30, 2016, the Distributor voluntarily waived $1,561,621 of Distribution fees for the EQ/Money Market Portfolio’s Class IA and Class IB shares. This amount is not eligible for recoupment.

Note 7	Percentage of Ownership by Affiliates

At June 30, 2016, AXA Equitable and/or FMG LLC held investments in each of the Portfolios as follows:

Portfolios:	Percentage of Ownership
All Asset Aggressive-Alt 50	90.11%
All Asset Aggressive-Alt 75	86.92
AXA Ultra Conservative Strategy	1.43
EQ/Energy ETF	34.47
EQ/Low Volatility Global ETF	35.5
AXA SmartBeta Equity	75.77
AXA/DoubleLine Opportunistic Core Plus Bond	76.65
AXA/Legg Mason Strategic Allocation	36.34
EQ/Convertible Securities	53.81

Shares of the Portfolios may be held as underlying investments by the All Asset Portfolios, AXA/Franklin Templeton Allocation Managed Volatility Portfolio and the AXA Strategy Portfolios of the Trust and the AXA Allocation Portfolios, the Charter Allocation Portfolios and the Target Allocation Portfolios of the AXA Premier VIP Trust, a separate registered investment company managed by FMG LLC. The following tables represent the percentage of ownership that each of the All Asset Portfolios, AXA/Franklin Templeton Allocation Managed Volatility Portfolio, AXA Strategy Portfolios, AXA Allocation Portfolios, Charter Allocation Portfolios and Target Allocation Portfolios has in each respective Portfolio’s net assets as of June 30, 2016.

	All Asset Moderate Growth- Alt 15	All Asset Growth- Alt 20	All Asset Aggressive- Alt 25	All Asset Aggressive- Alt 50	All Asset Aggressive- Alt 75		AXA/Franklin Templeton Allocation Managed Volatility
AXA Natural Resources Portfolio	4.82%	55.54%	6.29%	2.43%	4.11%		—%
AXA Real Estate Portfolio	3.28	37.52	4.30	2.02	2.79		—
AXA/AB Small Cap Growth Portfolio	0.10	0.91	0.12	0.01	—	#	—
AXA/Franklin Balanced Managed Volatility Portfolio	—	—	—	—	—		33.00
AXA/Loomis Sayles Growth Portfolio	0.18	2.60	0.19	0.02	0.01		—

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	All Asset Moderate Growth- Alt 15	All Asset Growth- Alt 20	All Asset Aggressive- Alt 25		All Asset Aggressive- Alt 50		All Asset Aggressive- Alt 75		AXA/Franklin Templeton Allocation Managed Volatility
AXA/Mutual Large Cap Equity Managed Volatility Portfolio	—%	—%	—%		—%		—%		67.42%
AXA/Templeton Global Equity Managed Volatility Portfolio	—	—	—		—		—		51.86
EQ/BlackRock Basic Value Equity Portfolio	0.09	0.95	0.11		0.01		—	#	—
EQ/Boston Advisors Equity Income Portfolio	0.11	0.91	0.15		0.01		0.01		—
EQ/Emerging Markets Equity PLUS Portfolio	1.44	20.87	2.42		0.21		0.08		—
EQ/GAMCO Mergers and Acquisitions Portfolio	0.46	5.31	0.58		0.09		0.19		—
EQ/GAMCO Small Company Value Portfolio	0.06	0.56	0.05		0.01		—	#	—
EQ/Global Bond PLUS Portfolio	1.44	6.94	0.23		0.01		0.01		—
EQ/High Yield Bond Portfolio	0.86	4.70	0.19		0.02		0.02		—
EQ/Intermediate Government Bond Portfolio	0.01	0.04	—	#	—	#	—	#	—
EQ/International Equity Index Portfolio	0.05	0.60	0.06		0.01		—	#	—
EQ/Invesco Comstock Portfolio	0.62	5.81	0.71		0.06		0.03		—
EQ/JPMorgan Value Opportunities Portfolio	0.21	2.53	0.24		0.02		0.01		—
EQ/MFS International Growth Portfolio	0.16	1.55	0.17		0.01		0.01		—
EQ/Morgan Stanley Mid Cap Growth Portfolio	0.01	0.18	0.02		—	#	—	#	—
EQ/PIMCO Global Real Return Portfolio	3.18	17.19	0.73		0.03		0.04		—
EQ/PIMCO Ultra Short Bond Portfolio	0.10	0.38	0.01		—	#	—	#	—
EQ/T. Rowe Price Growth Stock Portfolio	0.16	1.49	0.19		0.02		0.01		—
Multimanager Core Bond Portfolio	0.09	0.67	0.02		—		—		—

#	Percentage of ownership is less than 0.005%.

	AXA Ultra Conservative Strategy	AXA Conservative Strategy	AXA Conservative Growth Strategy	AXA Balanced Strategy	AXA Moderate Growth Strategy	AXA Growth Strategy	AXA Aggressive Strategy
AXA 500 Managed Volatility Portfolio	0.30%	1.62%	5.18%	14.25%	34.72%	24.83%	16.44%
AXA 400 Managed Volatility Portfolio	0.33	0.91	1.75	5.19	13.04	10.28	6.46

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	AXA Ultra Conservative Strategy	AXA Conservative Strategy	AXA Conservative Growth Strategy	AXA Balanced Strategy	AXA Moderate Growth Strategy	AXA Growth Strategy	AXA Aggressive Strategy
AXA 2000 Managed Volatility Portfolio	0.26%	1.29%	4.21%	11.55%	28.15%	19.96%	13.28%
AXA/AB Short Duration Government Bond Portfolio	—	6.74	6.91	12.84	20.29	9.34	3.54
AXA International Managed Volatility Portfolio	0.34	1.59	5.10	13.98	33.57	23.47	15.37
EQ/Core Bond Index Portfolio	—	3.52	4.30	7.83	12.75	5.75	2.15
EQ/Intermediate Government Bond Portfolio	3.86	4.07	4.99	9.10	14.61	6.61	2.48

	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
AXA Global Equity Managed Volatility Portfolio	0.30%	1.38%	9.70%	14.94%	5.19%
AXA International Core Managed Volatility Portfolio	0.36	0.78	7.21	11.55	5.12
AXA International Value Managed Volatility Portfolio	0.31	0.78	5.47	11.12	6.39
AXA Large Cap Core Managed Volatility Portfolio	1.00	1.62	9.45	16.03	6.74
AXA Large Cap Growth Managed Volatility Portfolio	0.35	0.63	3.78	6.23	2.47
AXA Large Cap Value Managed Volatility Portfolio	0.21	0.49	3.77	7.60	3.82
AXA/AB Small Cap Growth Portfolio	0.18	0.71	9.50	15.81	5.44
AXA/Franklin Small Cap Value Managed Volatility Portfolio	—	1.20	10.22	24.95	11.15
AXA/Horizon Small Cap Value Portfolio	—	3.62	19.86	27.42	9.89
AXA/Loomis Sayles Growth Portfolio	1.63	2.85	16.42	24.95	11.08
AXA/Lord Abbett Micro Cap Portfolio	0.65	2.39	17.85	41.07	18.36
AXA/Morgan Stanley Small Cap Growth Portfolio	0.71	1.11	16.24	39.57	18.72
AXA/Pacific Global Small Cap Value Portfolio	—	2.58	18.39	29.71	10.19
ATM International Managed Volatility Portfolio	1.22	3.40	31.28	45.59	18.54
ATM Large Cap Managed Volatility Portfolio	2.56	4.47	28.34	44.35	20.30
ATM Mid Cap Managed Volatility Portfolio	2.15	4.77	29.82	41.85	21.43
ATM Small Cap Managed Volatility Portfolio	0.36	3.00	24.04	51.99	20.63

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June 30, 2016 (Unaudited)

	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
EQ/BlackRock Basic Value Equity Portfolio	1.69%	2.02%	11.09%	16.79%	6.35%
EQ/Boston Advisors Equity Income Portfolio	2.34	3.16	20.96	30.51	11.75
EQ/Core Bond Index Portfolio	4.37	3.27	15.73	10.56	1.09
EQ/GAMCO Small Company Value Portfolio	0.26	0.37	3.63	5.92	2.70
EQ/Global Bond PLUS Portfolio	8.47	7.58	37.82	3.41	—
EQ/High Yield Bond Portfolio	8.62	7.50	32.62	12.68	0.82
EQ/Intermediate Government Bond Portfolio	6.05	4.48	20.86	14.39	1.46
EQ/International Equity Index Portfolio	0.17	0.31	1.40	5.03	4.10
EQ/JPMorgan Value Opportunities Portfolio	2.45	4.15	21.41	26.05	9.31
EQ/Large Cap Growth Index Portfolio	0.11	0.25	1.22	3.48	2.89
EQ/MFS International Growth Portfolio	1.27	3.03	26.42	31.44	14.08
EQ/PIMCO Ultra Short Bond Portfolio	12.21	8.35	37.75	25.42	2.51
EQ/Quality Bond PLUS Portfolio	1.20	1.48	7.35	5.80	0.49
EQ/T. Rowe Price Growth Stock Portfolio	0.42	0.74	5.69	6.14	1.78
Multimanager Core Bond Portfolio	5.29	5.19	22.69	18.10	1.28
Multimanager Mid Cap Growth Portfolio	1.62	2.39	6.39	9.13	4.52
Multimanager Mid Cap Value Portfolio	0.90	2.99	15.74	11.20	3.37

	CharterSM Conservative	CharterSM Moderate	CharterSM Moderate Growth	CharterSM Growth	CharterSM Aggressive Growth	CharterSM International Moderate	CharterSM Income Strategies
EQ/Energy ETF Portfolio	0.67%	1.60%	2.70%	3.37%	3.04%	—%	1.19%
EQ/Low Volatility Global ETF Portfolio	2.69	4.07	4.80	3.62	2.24	5.74	—
AXA Natural Resources Portfolio	0.18	0.43	0.72	0.94	0.74	—	0.34
AXA Real Estate Portfolio	0.30	0.64	0.89	1.09	0.78	2.45	0.87
AXA SmartBeta Equity Portfolio	0.83	1.44	1.70	1.27	0.80	2.02	—
AXA/AB Small Cap Growth Portfolio	0.01	0.02	0.03	0.02	0.01	—	—
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio	—	—	—	—	—	—	—
AXA/Horizon Small Cap Value Portfolio	—	—	—	—	—	—	—
AXA/Lord Abbett Micro Cap Portfolio	0.07	0.12	0.16	0.14	0.07	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	—	—	—	—	—	—	—

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June 30, 2016 (Unaudited)

	CharterSM Conservative	CharterSM Moderate		CharterSM Moderate Growth		CharterSM Growth		CharterSM Aggressive Growth		CharterSM International Moderate	CharterSM Income Strategies
AXA/Pacific Global Small Cap Value Portfolio	—%	—%		—%		—%		—%		—%	—%
EQ/BlackRock Basic Value Equity Portfolio	0.01	0.02		0.03		0.02		0.01		—	—
EQ/Boston Advisors Equity Income Portfolio	—	—		—		—		—		—	0.08
EQ/Capital Guardian Research Portfolio	0.12	0.22		0.25		0.20		0.12		—	—
EQ/Convertible Securities Portfolio	11.75	9.41		6.80		3.33		1.21		—	—
EQ/Core Bond Index Portfolio	—	—	#	—	#	—	#	—		—	—	#
EQ/Emerging Markets Equity PLUS Portfolio	0.56	1.00		1.13		0.87		0.53		0.86	—
EQ/GAMCO Mergers and Acquisitions Portfolio	0.12	0.15		0.16		0.08		0.02		—	—
EQ/GAMCO Small Company Value Portfolio	0.01	0.01		0.02		0.01		0.01		—	—
EQ/Global Bond PLUS Portfolio	0.48	0.35		0.23		0.09		0.02		0.31	0.03
EQ/High Yield Bond Portfolio	0.62	0.44		0.29		0.12		0.03		—	0.12
EQ/Intermediate Government Bond Portfolio	0.02	0.01		0.01		—	#	—	#	—	—
EQ/International Equity Index Portfolio	0.03	0.06		0.07		0.05		0.03		0.06	—
EQ/Invesco Comstock Portfolio	0.11	0.20		0.23		0.17		0.10		—	—
EQ/MFS International Growth Portfolio	0.03	0.04		0.05		0.04		0.02		0.04	—
EQ/Morgan Stanley Mid Cap Growth Portfolio	0.04	0.07		0.08		0.06		0.04		—	—
EQ/PIMCO Global Real Return Portfolio	2.26	1.65		1.06		0.42		0.08		1.08	0.14
EQ/PIMCO Ultra Short Bond Portfolio	0.12	0.08		0.05		0.02		—	#	—	—
EQ/Quality Bond PLUS Portfolio	—	—		—		—		—		—	—	#
EQ/T. Rowe Price Growth Stock Portfolio	0.02	0.04		0.05		0.03		0.02		—	—

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June 30, 2016 (Unaudited)

	CharterSM Conservative	CharterSM Moderate	CharterSM Moderate Growth	CharterSM Growth	CharterSM Aggressive Growth	CharterSM International Moderate	CharterSM Income Strategies
EQ/Wells Fargo Omega Growth Portfolio	0.06%	0.11%	0.13%	0.09%	0.06%	—%	—%
Multimanager Core Bond Portfolio	0.22	0.16	0.10	0.04	0.01	—	0.05
Multimanager Mid Cap Value Portfolio	0.18	0.31	0.36	0.27	0.17	—	—

#	Percentage of ownership is less than 0.005%.

	CharterSM Interest Rate Strategies Portfolio	CharterSM Multi- Sector Bond	CharterSM Real Assets	CharterSM Small Cap Growth	CharterSM Small Cap Value	CharterSM Alternative 100 Moderate
EQ/Energy ETF Portfolio	2.47%	—%	4.92%	—%	—%	10.61%
EQ/Low Volatility Global ETF Portfolio	7.32	—	—	—	—	—
AXA Natural Resources Portfolio	0.63	—	1.24	—	—	2.77
AXA Real Estate Portfolio	0.81	—	1.70	—	—	3.68
AXA SmartBeta Equity Portfolio	—	—	—	—	—	—
AXA/AB Small Cap Growth Portfolio	—	—	—	—	—	—
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio	—	14.22	—	—	—	—
AXA/Horizon Small Cap Value Portfolio	—	—	—	—	39.05	—
AXA/Lord Abbett Micro Cap Portfolio	—	—	—	19.06	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	—	—	—	23.62	—	—
AXA/Pacific Global Small Cap Value Portfolio	—	—	—	—	38.94	—
EQ/BlackRock Basic Value Equity Portfolio	—	—	—	—	—	—
EQ/Boston Advisors Equity Income Portfolio	0.05	—	—	—	—	—
EQ/Capital Guardian Research Portfolio	—	—	—	—	—	—
EQ/Convertible Securities Portfolio	2.21	—	—	—	—	6.81
EQ/Core Bond Index Portfolio	—	1.30	—	—	—	—
EQ/Emerging Markets Equity PLUS Portfolio	—	—	—	—	—	—
EQ/GAMCO Mergers and Acquisitions Portfolio	—	—	—	—	—	0.59
EQ/GAMCO Small Company Value Portfolio	—	—	—	—	1.32	—
EQ/Global Bond PLUS Portfolio	0.03	—	—	—	—	—
EQ/High Yield Bond Portfolio	0.02	12.76	—	—	—	—

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June 30, 2016 (Unaudited)

	CharterSM Interest Rate Strategies Portfolio	CharterSM Multi- Sector Bond	CharterSM Real Assets	CharterSM Small Cap Growth	CharterSM Small Cap Value	CharterSM Alternative 100 Moderate
EQ/Intermediate Government Bond Portfolio	—%	—%	—%	—%	—%	—%
EQ/International Equity Index Portfolio	—	—	—	—	—	—
EQ/Invesco Comstock Portfolio	—	—	—	—	—	—
EQ/MFS International Growth Portfolio	—	—	—	—	—	—
EQ/Morgan Stanley Mid Cap Growth Portfolio	—	—	—	—	—	—
EQ/PIMCO Global Real Return Portfolio	0.56	17.55	1.71	—	—	—
EQ/PIMCO Ultra Short Bond Portfolio	0.01	—	—	—	—	—
EQ/Quality Bond PLUS Portfolio	—	2.85	—	—	—	—
EQ/T. Rowe Price Growth Stock Portfolio	—	—	—	—	—	—
EQ/Wells Fargo Omega Growth Portfolio	—	—	—	—	—	—
Multimanager Core Bond Portfolio	—	—	—	—	—	—
Multimanager Mid Cap Value Portfolio	—	—	—	—	—	—

#	Percentage of ownership is less than 0.005%.

	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation	Target 2055 Allocation
EQ/BlackRock Basic Value Equity Portfolio	0.11%	0.23%	0.14%	0.13%	0.02%
EQ/Core Bond Index Portfolio	0.17	0.20	0.09	0.03	—
EQ/Emerging Markets Equity PLUS Portfolio	7.36	17.27	13.18	10.91	1.14
EQ/Equity 500 Index Portfolio	0.32	1.05	0.90	0.73	0.08
EQ/Global Bond PLUS Portfolio	1.45	1.82	0.82	0.25	—
EQ/High Yield Bond Portfolio	2.53	3.81	1.68	0.68	—
EQ/International Equity Index Portfolio	0.44	1.08	0.85	0.71	0.06
EQ/MFS International Growth Portfolio	0.14	0.50	0.48	0.39	0.07
EQ/PIMCO Ultra Short Bond Portfolio	0.27	0.30	0.14	0.05	—
EQ/Quality Bond PLUS Portfolio	0.26	0.34	0.18	0.05	—
EQ/Small Company Index Portfolio	0.12	0.72	0.68	0.54	0.07
Multimanager Aggressive Equity Portfolio	0.07	0.22	0.09	0.06	0.02
Multimanager Mid Cap Growth Portfolio	0.56	0.70	0.48	0.36	0.01
Multimanager Mid Cap Value Portfolio	0.62	1.54	0.63	0.54	0.03

The Portfolio is permitted to purchase or sell securities from or to certain affiliated entities under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any such securities transactions comply with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the independent current market price.

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June 30, 2016 (Unaudited)

Note 8	Substitution, Reorganization and In-Kind Transactions

The following transactions occurred during 2015:

After the close of business on September 25, 2015, EQ/Common Stock Index Portfolio acquired the net assets of the CharterSM Equity Portfolio, a series of AXA Premier VIP Trust, pursuant to an Agreement and Plan of Reorganization and Termination as approved by contractholders on September 17, 2015. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a taxable exchange resulting in the EQ/Common Stock Index Portfolio issuing 52,723 Class IB shares (valued at $1,308,584) in exchange for 139,980 Class B shares of the CharterSM Equity Portfolio. Cash held by CharterSM Equity Portfolio, with a value of $1,360,859 at September 25, 2015, was the principal asset acquired by EQ/Common Stock Index Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/Common Stock Index Portfolio were recorded at fair value. CharterSM Equity Portfolio’s net assets at the merger date of $1,308,584 were combined with those of EQ/Common Stock Index Portfolio. Assuming the acquisition had been completed January 1, 2015, the beginning of the annual reporting period of EQ/Common Stock Index Portfolio, pro forma results of operations for the year ended December 31, 2015 would include net investment income of $76,322,390 and net realized and unrealized loss on investments of $(73,677,076), resulting in an increase in net assets from operations of $2,645,314. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the CharterSM Equity Portfolio that have been included in EQ/Common Stock Index Portfolio’s Statement of Operations since the merger date, September 25, 2015. Prior to the combination, the net assets of the EQ/Common Stock Index Portfolio totaled $5,149,639,113. Immediately after the combination, the net assets of the EQ/Common Stock Index Portfolio totaled $5,150,947,697.

After the close of business on September 25, 2015, EQ/Core Bond Index Portfolio acquired the net assets of the CharterSM Fixed Income Portfolio, a series of AXA Premier VIP Trust, pursuant to an Agreement and Plan of Reorganization and Termination as approved by contractholders on September 17, 2015. For U.S. GAAP purposes, this transaction is treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a taxable exchange resulting in the EQ/Core Bond Index Portfolio issuing 163,369 Class IB shares (valued at $1,648,493) in exchange for 172,503 Class B shares of the CharterSM Fixed Income Portfolio. Cash held by CharterSM Fixed Income Portfolio, with a value of $1,687,067 at September 25, 2015, was the principal asset acquired by EQ/Core Bond Index Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/Core Bond Index Portfolio were recorded at fair value. CharterSM Fixed Income Portfolio’s net assets at the merger date of $1,648,493 were combined with those of EQ/Core Bond Index Portfolio. Assuming the acquisition had been completed January 1, 2015, the beginning of the annual reporting period of EQ/Core Bond Index Portfolio, pro forma results of operations for the year ended December 31, 2015 would include net investment income of $139,798,089 and net realized and unrealized loss on investments of $(84,854,338) resulting in an increase in net assets from operations of $54,943,751. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the CharterSM Fixed Income Portfolio that have been included in EQ/Core Bond Index Portfolio’s Statement of Operations since the merger date, September 25, 2015. Prior to the combination, the net assets of the EQ/Core Bond Index Portfolio totaled $8,502,283,647. Immediately after the combination, the net assets of the EQ/Core Bond Index Portfolio totaled $8,503,932,140.

After the close of business on May 22, 2015, EQ/International Equity Index Portfolio acquired the net assets of the EQ/International ETF Portfolio pursuant to a Plan of Reorganization and Termination as approved by contractholders on May 22, 2015. For U.S. GAAP purposes, this transaction is treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a taxable

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June 30, 2016 (Unaudited)

exchange resulting in the EQ/International Equity Index Portfolio issuing 477,423 Class IA shares (valued at $4,645,024) in exchange for 10,044,350 Class IA shares of the EQ/International ETF Portfolio. Cash held by EQ/International ETF Portfolio, with a value of $4,660,321 at May 22, 2015, was the principal asset acquired by EQ/International Equity Index Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/International Equity Index Portfolio were recorded at fair value. EQ/International ETF Portfolio’s net assets at the merger date of $ 4,645,024 were combined with those of EQ/International Equity Index Portfolio. Assuming the acquisition had been completed January 1, 2015, the beginning of the annual reporting period of EQ/International Equity Index Portfolio, pro forma results of operations for the year ended December 31, 2015 would include net investment income of $42,735,205, and net realized and unrealized loss on investments of $(80,583,692) resulting in a decrease in net assets from operations of $(37,848,487). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/International ETF Portfolio that have been included in EQ/International Equity Index Portfolio’s Statement of Operations since the merger date, May 22, 2015. Prior to the combination, the net assets of the EQ/International Equity Index Portfolio totaled $1,892,282,051. Immediately after the combination, the net assets of the EQ/International Equity Index Portfolio totaled $1,896,927,075.

The Board approved changes to the investment strategies of the EQ/Money Market Portfolio, effective as of April 1, 2016, in order for the Portfolio to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended. “Government money market funds” are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the Board may elect to subject the Portfolio to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Note 9	Subsequent Events

The Manager evaluated subsequent events from June 30, 2016, the date of these financial statements, through the date these financial statements were issued and available. The subsequent events include the following:

At a meeting held July 19, 2016 through July 21, 2016, the Board approved new voluntary expense caps for certain Portfolios to be effective September 1, 2016.

The new voluntary caps are as follows:

	Class IA		Class IB		Class K
All Asset Moderate Growth-Alt 15	N/A		1.35	%*	1.10	%*
All Asset Growth-Alt 20	1.35	%*	1.35	*	1.10	*
All Asset Aggressive-Alt 25	N/A		1.35	*	1.10	*
All Asset Aggressive-Alt 50	N/A		1.35	*	1.10	*
All Asset Aggressive-Alt 75	N/A		1.35	*	1.10	*
AXA Franklin Templeton Allocation Managed Volatility	1.25	*	1.25	*	1.00	*
AXA Global Equity Managed Volatility	1.15		1.15		0.90
AXA International Core Managed Volatility	1.05		1.05		0.80
AXA International Value Managed Volatility	1.05		1.05		0.80
AXA Large Cap Core Managed Volatility	0.90		0.90		0.65
AXA Large Cap Growth Managed Volatility	0.90		0.90		0.65
AXA Large Cap Value Managed Volatility	0.90		0.90		0.65
AXA Mid Cap Value Managed Volatility	1.00		1.00		0.75
AXA SmartBeta Equity	N/A		1.20		0.95
AXA/AB Short Duration Government Bond	0.85		0.85		0.60
AXA/AB Small Cap Growth	1.00		1.00		0.75
AXA/DoubleLine Opportunistic Core Plus Bond	N/A		1.05		0.80

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June 30, 2016 (Unaudited)

	Class IA	Class IB	Class K
AXA/Franklin Balanced Managed Volatility	1.05%	1.05%	0.80%
AXA/Franklin Small Cap Value Managed Volatility	1.10	1.10	0.85
AXA/Horizon Small Cap Value	N/A	1.15	0.90
AXA/Loomis Sayles Growth	1.05	1.05	0.80
AXA/Lord Abbett Micro Cap	N/A	1.15	0.90
AXA/Morgan Stanley Small Cap Growth	N/A	1.15	0.90
AXA/Mutual Large Cap Equity Managed Volatility	1.05	1.05	0.80
AXA/Pacific Global Small Cap Value	N/A	1.15	0.90
AXA/Templeton Global Equity Managed Volatility	1.15	1.15	0.90
AXA 500 Managed Volatility	0.85	0.85	0.60
AXA 400 Managed Volatility	0.85	0.85	0.60
AXA 2000 Managed Volatility	0.85	0.85	0.60
AXA International Managed Volatility	N/A	0.90	0.65
ATM International Managed Volatility	N/A	0.90	0.65
ATM Large Cap Managed Volatility	0.85	0.85	0.60
ATM Mid Cap Managed Volatility	0.85	0.85	0.60
ATM Small Cap Managed Volatility	0.85	0.85	0.60
EQ/Emerging Markets Equity PLUS	N/A	1.20	0.95
EQ/GAMCO Small Company Value	1.10	1.10	0.85
EQ/Global Bond PLUS	0.95	0.95	0.70
EQ/High Yield Bond	N/A	1.05	0.80
EQ/MFS International Growth	1.20	1.20	0.95
EQ/Oppenheimer Global	1.20	1.20	0.95
EQ/T. Rowe Price Growth	1.05	1.05	0.80
Multimanager Aggressive	1.00	1.00	0.75
Multimanager Core Bond	0.90	0.90	0.65
Multimanager Mid Cap Growth	1.10	1.10	0.85
Multimanager Mid Cap Value	1.10	1.10	0.85

*	Includes expenses of the underlying funds.

At the same meeting, the Board approved new Management fees for certain Portfolios to be effective September 1, 2016:

	(as a percentage of average daily net assets)
	First $2 Billion	Next $4 Billion	Next $3 Billion	Thereafter
AXA Ultra Conservative Strategy	0.1000%	0.0925%	0.0900%	0.0875%
AXA Conservative Strategy	0.1000%	0.0925%	0.0900%	0.0875%
AXA Conservative Growth Strategy	0.1000%	0.0925%	0.0900%	0.0875%
AXA Balanced Strategy	0.1000%	0.0925%	0.0900%	0.0875%
AXA Moderate Growth Strategy	0.1000%	0.0925%	0.0900%	0.0875%
AXA Growth Strategy	0.1000%	0.0925%	0.0900%	0.0875%
AXA Aggressive Strategy	0.1000%	0.0925%	0.0900%	0.0875%

	(as a percentage of average daily net assets)
	First $2 Billion	Next $4 Billion	Next $3 Billion	Next $2 Billion	Thereafter
AXA Natural Resources	0.500%	0.480%	0.460%	0.450%	0.440%
AXA Real Estate	0.500%	0.480%	0.460%	0.450%	0.440%
EQ/Calvert Socially Responsible	0.500%	0.480%	0.460%	0.450%	0.440%
EQ/Common Stock Index	0.350%	0.330%	0.310%	0.300%	0.290%
EQ/Core Bond Index	0.350%	0.330%	0.310%	0.300%	0.290%
EQ/Equity 500 Index	0.250%	0.230%	0.210%	0.200%	0.190%

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June 30, 2016 (Unaudited)

	(as a percentage of average daily net assets)
	First $2 Billion	Next $4 Billion	Next $3 Billion	Next $2 Billion	Thereafter
EQ/Intermediate Government Bond	0.350%	0.330%	0.310%	0.300%	0.290%
EQ/International Equity Index	0.400%	0.380%	0.360%	0.350%	0.340%
EQ/Large Cap Growth Index	0.350%	0.330%	0.310%	0.300%	0.290%
EQ/Large Cap Value Index	0.350%	0.330%	0.310%	0.300%	0.290%
EQ/Mid Cap Index	0.350%	0.330%	0.310%	0.300%	0.290%
EQ/Small Company Index	0.250%	0.230%	0.210%	0.200%	0.190%

At the same meeting, the Board approved new Administration fees for certain Portfolios to be effective October 1, 2016.

The new Administration fees are as follows:

The Portfolios will pay the greater of $30,000 per Portfolio, or its proportionate share of an asset based fee:

Total aggregated average daily net asset charge of the Portfolios*

0.10% on the first $30 billion

0.0975% on the next $10 billion

0.0950% on the next $5 billion

0.0925% on assets thereafter

*	With the exception of the All Asset Portfolios, AXA/Franklin Templeton Allocation Managed Volatility Portfolio, AXA/AB Dynamic Growth Portfolio, AXA/AB Dynamic Moderate Growth Portfolio, AXA/Goldman Sachs Strategic Allocation Portfolio, AXA/Invesco Strategic Allocation Portfolio, AXA/Legg Mason Strategic Allocation Portfolio, AXA Strategy Portfolios, Tactical Portfolios and the Multiadviser Portfolios.

With respect to the Multiadviser Portfolios, AXA/AB Dynamic Growth Portfolio, AXA/AB Dynamic Moderate Growth Portfolio, AXA/Goldman Sachs Strategic Allocation Portfolio, AXA Invesco Strategic Allocation Portfolio, AXA/Legg Mason Strategic Allocation Portfolio and the Tactical Portfolios, each Portfolio will pay the greater of $32,500 per Portfolio, or its proportionate share of an asset based fee:

Total aggregated average daily net asset charge of the Multiadviser Portfolios, AXA/AB Dynamic Growth Portfolio, AXA/AB Dynamic Moderate Growth Portfolio, AXA/Goldman Sachs Strategic Allocation Portfolio, AXA Invesco Strategic Allocation Portfolio, AXA/Legg Mason Strategic Allocation Portfolio and the Tactical Portfolios.

0.150% on the first $25 billion

0.110% on the next $10 billion

0.100% on the next $5 billion

0.0950% on assets thereafter

Note 10	Pending Legal Proceedings

In July 2011, a lawsuit was filed in the United States District Court for the District of New Jersey, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC (“Sivolella Litigation”). The lawsuit was filed derivatively on behalf of eight Portfolios of the Trust: EQ/Common Stock Index Portfolio; EQ/Equity Growth PLUS Portfolio; EQ/Equity 500 Index Portfolio; AXA Large Cap Value Managed Volatility Portfolio; AXA Global Equity Managed Volatility Portfolio; AXA Mid Cap Value Managed Volatility Portfolio; EQ/Intermediate Government Bond Index Portfolio; and EQ/GAMCO Small Company Value Portfolio (the “Sivolella Portfolios”). Note, in June 2014, the EQ/Equity Growth PLUS

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June 30, 2016 (Unaudited)

Portfolio was reorganized into the AXA Large Cap Growth Managed Volatility Portfolio. The lawsuit seeks recovery under Section 36(b) of the 1940 Act, for alleged excessive fees paid to FMG LLC and AXA Equitable (the “Defendants”) for investment management services. The Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of all fees paid, interest, costs, and fees. In October 2011, FMG LLC and AXA Equitable filed a motion to dismiss the complaint. In November 2011, the Plaintiff filed an Amended Complaint seeking the same relief, but adding new claims under: (1) Section 26(f) of the 1940 Act alleging that the variable annuity contracts sold by the Defendants charged excessive management fees, and seeking restitution and rescission of those contracts under Section 47(b) of the 1940 Act; and (2) a claim for unjust enrichment. The Defendants filed a motion to dismiss the Amended Complaint in December 2011. In May 2012, Plaintiff voluntarily dismissed the Section 26(f) claim seeking restitution and rescission under Section 47(b). In September 2012, the United States District Court for the District of New Jersey denied the motion to dismiss the Amended Complaint as it related to the Section 36(b) claim and granted the motion to as it related to the unjust enrichment claim.

In January 2013, a second lawsuit against FMG LLC was filed in the United States District Court for the District of New Jersey by a group of Plaintiffs asserting substantially similar claims under Section 36(b) and seeking substantially similar damages as in the Sivolella Litigation. The lawsuit, entitled Glenn D. Sanford, et al. v. AXA Equitable Funds Management Group, LLC (“Sanford Litigation”), was filed derivatively on behalf of the EQ/PIMCO Ultra Short Bond Portfolio, the EQ/T. Rowe Price Growth Stock Portfolio, the EQ/Global Bond PLUS Portfolio, and the EQ/Core Bond Index Portfolio, in addition to four of the Sivolella Portfolios. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the court consolidated the two lawsuits.

In April 2013, the Plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the 1940 Act for recovery of alleged excessive fees paid to FMG LLC in its capacity as the Administrator to the Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs, and fees. In January 2015, Defendants filed a motion for summary judgement as well as various motions to strike certain of the Plaintiffs’ experts in the Sivolella and Sanford Litigations. Also in January 2015, two Plaintiffs in the Sanford Litigation filed a motion for partial summary judgement relating to the EQ/Core Bond Index Portfolio as well as motions in limine to bar admission of certain documents and preclude the testimony of one of Defendants’ experts. In August 2015, the Court denied Plaintiffs’ motions in limine and also denied both parties’ motions for summary judgment. The trial commenced in January 2016 and testimony concluded in February 2016. Closing arguments occurred in June 2016 following post-trial briefing and the Court’s decision is pending.

No liability for litigation relating to these matters has been accrued in the financial statements of the Portfolios because any potential damages would be the responsibility of the Defendants.

On November 1, 2010, the Trust, and several of its Portfolios, were named as defendants and putative members of the proposed defendant class of contractholders in a lawsuit brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the United States Bankruptcy Court for the District of Delaware regarding Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The lawsuit relates to amounts paid to the Trust, and several of its Portfolios, as holders of publicly-traded shares of Tribune Company, which were components of certain broad-based securities market indices, for which there were public tender offers during 2007. The suit seeks return of the share price received by Tribune Company shareholders in the tender offers plus interest and attorneys’ fees and expenses.

On July 1, 2011, retiree participants in certain Tribune-defined compensation plans (the “Retirees”) initiated a lawsuit in the United States District Court for the Southern District of New York against certain Tribune Company shareholders who sold their shares as part of the 2007 public tender offers (the “Retiree Suit”). This Retiree Suit also seeks return of the share price received by Tribune Company shareholders in connection with the tender offers plus interest and attorneys’ fees and expenses.

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June 30, 2016 (Unaudited)

On August 24, 2011, the trustees of certain trusts that hold notes issued by Tribune Company (the “Noteholders”) initiated a separate lawsuit in the United States District Court for the Southern District of New York against certain Tribune Company shareholders who sold their shares as part of the 2007 public tender offers (the “Noteholder Suit”). his Noteholder Suit also seeks return of the share price received by Tribune Company shareholders in connection with the tender offers plus interest and attorneys’ fees and expenses.

The Committee’s suit, the Retiree Suit, and the Noteholder Suit have each been consolidated with a number of related lawsuits filed by the Noteholders and Retirees around the United States into a single multi-district litigation proceeding now pending in the United States District Court for the Southern District of New York (In re: Tribune Company Fraudulent Conveyance Litigation).

The EQ/Equity 500 Index Portfolio, the EQ/GAMCO Mergers and Acquisitions Portfolio and the AXA Mid Cap Value Managed Volatility Portfolio are named as defendants in the Noteholder Suit and the Retiree Suit. The EQ/Equity 500 Index Portfolio, the EQ/GAMCO Mergers and Acquisitions Portfolio, the AXA Mid Cap Value Managed Volatility Portfolio, the AXA Large Cap Core Managed Volatility Portfolio, the EQ/ Small Company Index II Portfolio, the EQ/Common Stock Index II Portfolio, and EQ Advisors Trust are all putative members of the proposed defendant class of shareholders in the Committee’s suit. The EQ/Equity 500 Index Portfolio, the EQ/GAMCO Mergers and Acquisition Portfolio, the AXA Large Cap Core Managed Volatility Portfolio, and EQ Advisors Trust are also named separately in the Committee’s suit, in the event it is not certified as class action. The amounts paid to the above six Portfolios in connection with the public tender offers were approximately: (i) the EQ/Equity 500 Index Portfolio — $1,740,800; (ii) the EQ/ GAMCO Mergers and Acquisitions Portfolio — $1,122,000; (iii) the AXA Mid Cap Value Managed Volatility Portfolio — $2,992,000; (iv) the AXA Large Cap Core Managed Volatility Portfolio — $64,600; (v) the EQ/ Small Company Index II Portfolio (now called EQ/Small Company Index) — $61,200; (vi) the EQ/Common Stock Index II Portfolio (now called EQ/Common Stock Index) — $18,360; and (vii) the Multimanager Large Cap Value Portfolio (now called AXA Large Cap Value Managed Volatility Portfolio) — $3,359,200.

The lawsuits do not allege any misconduct by the Trust or its Portfolios. Certain of the related lawsuits have been dismissed and the United States Court of Appeals for the Second Circuit has affirmed the dismissal of those suits. The Committee Suit remains pending before the United States District Court for the Southern District of New York. The Portfolios cannot predict the outcome of these lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Portfolios, the payment of such judgments or settlements could have an adverse effect on each Portfolio’s NAV. However, no liability for litigation relating to this matter has been accrued in the financial statements of the Portfolios, as the Manager believes a loss is not probable.

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DISCLOSURE REGARDING ADVISORY CONTRACT APPROVALS

APPROVALS OF INVESTMENT MANAGEMENT AND INVESTMENT SUB-ADVISORY AGREEMENTS

DURING THE SIX-MONTH PERIOD ENDED JUNE 30, 2016 (UNAUDITED)

At a meeting held on December 9-10, 2015, the Board of Trustees (the “Board”) of EQ Advisors Trust (the “Trust”), including those Trustees who are not parties to any Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved the Investment Sub-Advisory Agreements (each, a “Sub-Advisory Agreement”) between AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”), which serves as the Trust’s investment manager, and each investment sub-adviser (each, a “Sub-Adviser”) as shown in the table below with respect to the Portfolios listed.

Portfolio	Sub-Advisory Agreement Approved by the Trust’s Board with respect to the Portfolio
AXA International Core Managed Volatility Portfolio	Sub-Advisory Agreement with Federated Global Investment Management Corp. (“Federated”)

AXA Large Cap Core Managed Volatility Portfolio	Sub-Advisory Agreement with Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)

AXA Large Cap Growth Managed Volatility Portfolio	Sub-Advisory Agreement with Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

For each Portfolio, its respective Sub-Adviser became an additional sub-adviser to a portion of the Portfolio’s actively managed investment strategy effective on or about January 29, 2016, in connection with the Board’s termination of another sub-adviser to the Portfolio.

With respect to the AXA Large Cap Growth Managed Volatility Portfolio, the Board noted that Loomis Sayles currently serves as a sub-adviser for another portfolio of the Trust using the same investment strategy and portfolio management team being added to the Portfolio. The Board noted that the AXA Large Cap Growth Managed Volatility Portfolio would be added, by amendment, to the existing investment sub-advisory agreement between the Manager and Loomis Sayles, which the Board noted it had approved at a meeting held on July 14-16, 2014.

In reaching its decision to approve each Sub-Advisory Agreement, the Board considered the overall fairness of the Sub-Advisory Agreement and whether the Sub-Advisory Agreement was in the best interests of the affected Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to each Portfolio and Sub-Advisory Agreement, including: (1) the nature, quality and extent of the overall services to be provided to the Portfolio by the relevant proposed Sub-Adviser and, where applicable, its respective affiliates; (2) comparative performance information; (3) the level of the proposed sub-advisory fee; (4) economies of scale that may be realized by the Portfolio; and (5) the “fall out” benefits to be realized by the relevant proposed Sub-Adviser and its affiliates. In considering each Sub-Advisory Agreement, the Board did not identify any single factor or information as all-important or controlling and each Trustee may have attributed different weight to each factor.

In connection with its deliberations, the Board took into account information prepared by the Manager and the proposed Sub-Advisers, including memoranda and other materials addressing the factors set out above, which were provided to the Trustees prior to the relevant meeting. The information provided to the Trustees described, among other things, the services to be provided by each proposed Sub-Adviser, as well as each proposed Sub-Adviser’s investment personnel, proposed sub-advisory fee, performance information, and other matters. With respect to the Sub-Advisory Agreement with Loomis Sayles, the Board also took into account information provided to the Trustees at prior Board meetings. During the relevant meeting, the Trustees met with senior representatives of the Manager to discuss the Sub-Advisory Agreements and the information provided. The Independent Trustees met in executive session during the meeting to review the information provided. The Independent Trustees were assisted by independent counsel during the meeting and during their deliberations regarding the Sub-Advisory Agreements and also received materials discussing the legal standards applicable to their consideration of the Sub-Advisory Agreements. Although the Board approved the Sub-Advisory Agreements for all of the Portfolios at the same Board meeting, the Board considered each Portfolio separately. In approving the relevant Sub-Advisory Agreement

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with respect to each Portfolio, the Board, including the Independent Trustees, determined that the proposed sub-advisory fee was fair and reasonable, and that the approval of the Sub-Advisory Agreement was in the best interests of the affected Portfolio and its investors. Although the Board gave attention to all information provided, the following discusses some of the primary factors that the Board deemed relevant to its decision to approve the Sub-Advisory Agreements.

Nature, Quality and Extent of Services

The Board evaluated the nature, quality and extent of the overall services to be provided to each Portfolio and its investors by the relevant proposed Sub-Adviser and, where applicable, its respective affiliates. In addition to the investment performance information discussed below, the Board considered each proposed Sub-Adviser’s responsibilities with respect to its allocated portion of the Portfolio that it would sub-advise pursuant to the Sub-Advisory Agreement, and each proposed Sub-Adviser’s experience in serving as an investment adviser or sub-adviser for funds and/or accounts similar to the Portfolio that it would sub-advise. The Board considered that, subject to the oversight of the Manager, each proposed Sub-Adviser would be responsible for making investment decisions for its allocated portion of the Portfolio that it would sub-advise; placing with brokers or dealers orders for the purchase and sale of investments for its allocated portion of the Portfolio that it would sub-advise; and performing certain related administrative functions. The Board also reviewed information regarding each proposed Sub-Adviser’s process for selecting investments for its allocated portion of the Portfolio that it would sub-advise, as well as information regarding the background of the proposed Sub-Adviser’s portfolio managers who would provide services to the Portfolio that it would sub-advise. With respect to the AXA International Core Managed Volatility Portfolio, the Board also noted that the Sub-Advisory Agreement provided, among other things, that Federated’s affiliate, Federated Advisory Services Company, may perform certain research, quantitative analysis, equity trading, transaction settlement and certain support services for Federated pursuant to a services agreement with Federated. In addition, the Board received information regarding each proposed Sub-Adviser’s trading experience and how each proposed Sub-Adviser would seek to achieve “best execution” on behalf of the Portfolio that it would sub-advise. With respect to the AXA Large Cap Growth Managed Volatility Portfolio, the Board’s conclusion regarding the nature, quality and extent of the overall services to be provided by Loomis Sayles also was based, in part, on the Trustees’ experience and familiarity with Loomis Sayles serving as a sub-adviser for another portfolio of the Trust and on periodic reports provided to the Trustees regarding the services provided by Loomis Sayles to that other portfolio.

The Board also considered the Portfolios’ Chief Compliance Officer’s evaluation of Federated’s and Vaughan Nelson’s compliance programs, policies and procedures, and certification that they were consistent with applicable legal standards, and factored into their review their familiarity with Loomis Sayles’s compliance program, policies and procedures. The Board also considered whether there were any pending lawsuits, enforcement proceedings or regulatory investigations involving the proposed Sub-Advisers and reviewed information regarding the proposed Sub-Advisers’ financial condition and history of operations and potential conflicts of interest in managing the Portfolios.

The Board also received and reviewed performance data relating to each proposed Sub-Adviser’s management of other funds and/or accounts with a similar investment strategy as its allocated portion of the Portfolio that it would sub-advise, as compared to an appropriate benchmark. The Board generally considered long-term performance to be more important than short-term performance. The Board also considered each proposed Sub-Adviser’s expertise, resources, proposed investment strategy, and personnel for advising its allocated portion of the Portfolio that it would sub-advise, again noting its familiarity with Loomis Sayles’s investment strategy and portfolio management team.

Based on its review, the Board determined, with respect to each Portfolio, that the nature, quality and extent of the overall services to be provided by the relevant proposed Sub-Adviser were appropriate for the Portfolio in light of its investment objectives and, thus, supported a decision to approve the relevant Sub-Advisory Agreement.

Expenses

The Board considered the proposed sub-advisory fee for the relevant proposed Sub-Adviser with respect to each Portfolio (or portion thereof) in light of the nature, quality and extent of the overall services to be provided by the proposed Sub-Adviser. In addition, the Board considered the relative levels of the sub-advisory fee to be paid to the relevant proposed Sub-Adviser with respect to each Portfolio and the management fee to be retained by the Manager in light of, among other factors, the services provided to the Portfolio by the Manager and the relevant

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proposed Sub-Adviser. The Board also considered the proposed sub-advisory fees in light of the fees that the proposed Sub-Advisers charge under other advisory agreements with other clients. With respect to the AXA Large Cap Growth Managed Volatility Portfolio, the Board noted that the proposed sub-advisory fee is the same as the sub-advisory fee that Loomis Sayles currently charges to another portfolio of the Trust for which Loomis Sayles currently serves as a sub-adviser using the same investment strategy. The Board further noted that the Manager, and not a Portfolio, would pay the relevant proposed Sub-Adviser and that each proposed sub-advisory fee was negotiated between the relevant proposed Sub-Adviser and the Manager. Moreover, the Board noted that the Manager generally is aware of the fees charged by sub-advisers to other clients and that the Manager believes that the fee agreed upon with each proposed Sub-Adviser is reasonable in light of the nature, quality and extent of the investment advisory services to be provided. Based on its review, the Board determined, with respect to each Portfolio, that the proposed sub-advisory fee for the relevant proposed Sub-Adviser is fair and reasonable.

Profitability and Costs

The Board also considered, with respect to each Portfolio, the estimated impact of the proposed sub-advisory fee on the profitability of the Manager. With respect to the AXA International Core Managed Volatility Portfolio, the Board noted that the proposed sub-advisory fee to be paid to Federated is lower than the fee payable to the Portfolio’s terminated sub-adviser; with respect to the AXA Large Cap Core Managed Volatility Portfolio, the Board noted that the proposed sub-advisory fee to be paid to Vaughan Nelson is higher than the fee payable to the Portfolio’s terminated sub-adviser; and, with respect to the AXA Large Cap Growth Managed Volatility Portfolio, the Board noted that the proposed sub-advisory fee to be paid to Loomis Sayles is lower than the fee payable to the Portfolio’s terminated sub-adviser. The Manager advised the Board that it does not regard Sub-Adviser profitability as meaningful to its evaluation of the Sub-Advisory Agreements. The Board acknowledged the Manager’s view of Sub-Adviser profitability, noting the Board’s findings as to the reasonableness of the sub-advisory fees and that the fees to be paid to the proposed Sub-Advisers are the product of negotiations with the Manager and reflect levels of profitability acceptable to the Manager and the proposed Sub-Advisers based on the particular circumstances in each case for each of them. The Board noted that the management fees paid by the Portfolios to the Manager would not change as a result of the Sub-Advisory Agreements.

Economies of Scale

The Board also considered whether economies of scale would be realized as a Portfolio grows larger and the extent to which this is reflected in the proposed sub-advisory fee with respect to the Portfolio. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board noted that the proposed sub-advisory fee schedule for each of Federated and Vaughan Nelson includes breakpoints that would reduce the sub-advisory fee rate as Portfolio assets under the proposed Sub-Adviser’s management increase above certain levels, and that the proposed flat sub-advisory fee rate for Loomis Sayles is competitive with the advisory fee rate charged by Loomis Sayles to comparable clients. The Board considered these factors, and the relationship they bear to the fee structures charged to the Portfolios by the Manager, and concluded that there would be a reasonable sharing of benefits from any economies of scale with the Portfolios.

Fall-Out Benefits

The Board also noted that each proposed Sub-Adviser may derive ancillary benefits from Portfolio operations. For example, each proposed Sub-Adviser, through its position as a Sub-Adviser to a Portfolio, may engage in soft dollar transactions. The Board also noted that Loomis Sayles currently serves as a sub-adviser for another portfolio advised by the Manager and receives sub-advisory fees with respect to that portfolio. The Board recognized that each proposed Sub-Adviser and its affiliates may sell, and earn sales commissions and/or other compensation with respect to, insurance products issued by the Manager’s affiliated insurance companies and that the proceeds of those sales may be invested in the Portfolios. The Board also recognized that each proposed Sub-Adviser and its affiliates may sell, and earn sales commissions and/or other compensation with respect to, other investment products issued by the Manager or its affiliates. In addition, the Board noted that each proposed Sub-Adviser may benefit from greater exposure in the marketplace with respect to the proposed Sub-Adviser’s investment process and from expanding its level of assets under management, and each proposed Sub-Adviser may derive benefits from its association with the Manager and other sub-advisers to the Portfolios. Based on its review, the Board determined that any “fall-out” benefits that may accrue to the proposed Sub-Advisers are fair and reasonable.

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APPROVALS OF INVESTMENT MANAGEMENT AND INVESTMENT SUB-ADVISORY AGREEMENTS DURING THE SIX-MONTH PERIOD ENDED JUNE 30, 2016 (UNAUDITED)

At a meeting held on December 9-10, 2015, the Board of Trustees (the “Board”) of EQ Advisors Trust (the “Trust”), including those Trustees who are not parties to any Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved an Investment Management Agreement (the “Management Agreement”) with AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”) and an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) between the Manager and QS Investors LLC, a wholly-owned subsidiary of Legg Mason, Inc. (the “Sub-Adviser”) with respect to the AXA/Legg Mason Strategic Allocation Portfolio, a newly-created portfolio of the Trust that commenced operations on February 19, 2016.

In reaching its decision to approve each Agreement with respect to the Portfolio, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to the Portfolio and each Agreement, including: (1) the nature, quality and extent of the overall services to be provided to the Portfolio by the Manager, the proposed Sub-Adviser and, where applicable, their respective affiliates; (2) the level of the Portfolio’s proposed management fee and sub-advisory fee, and the Portfolio’s expense ratios relative to those of peer funds; (3) the anticipated costs of the services to be provided by, and the estimated profits to be realized by, the Manager and its affiliates from their relationships with the Portfolio; (4) the anticipated effect of growth and size on the Portfolio’s performance and expenses, including any potential economies of scale; and (5) the “fall out” benefits to be realized by the Manager, the proposed Sub-Adviser and their respective affiliates. In considering each Agreement, the Board did not identify any single factor or information as all-important or controlling and each Trustee may have attributed different weight to each factor.

In connection with its deliberations, the Board took into account information prepared by the Manager and the proposed Sub-Adviser, including memoranda and other materials addressing the factors set out above, and provided to the Trustees in connection with the meeting. The Board also took into account information provided to the Trustees at prior Board meetings. The information provided to the Trustees described, among other things, the Portfolio’s investment strategies and risks, the services to be provided by the Manager and the proposed Sub-Adviser, as well as the Manager’s and the proposed Sub-Adviser’s investment personnel, proposed management and sub-advisory fees, expense ratios, expense limitation arrangements, and other matters. During the meeting, the Trustees met with senior representatives of the Manager to discuss the Agreements and the information provided. The Independent Trustees met in advance of, and in executive session during, the meeting at which the Board approved the Agreements to review the information provided. At the meeting, the Independent Trustees and management engaged in extensive discussions regarding the Agreements. The Independent Trustees were assisted by independent counsel during the meeting and during their deliberations regarding the Agreements, and also received materials discussing the legal standards applicable to their consideration of the Agreements. In approving the Agreements, the Board, including the Independent Trustees, determined that the proposed management and sub-advisory fees were fair and reasonable and that the approval of the Agreements was in the best interests of the Portfolio and its investors. Although the Board gave attention to all information provided, the following discusses some of the primary factors that the Board deemed relevant to its decision to approve the Agreements.

Nature, Quality and Extent of Services

The Board evaluated the nature, quality and extent of the overall services to be provided to the Portfolio and its investors by the Manager, the proposed Sub-Adviser and, where applicable, their respective affiliates. The Board considered the Manager’s and the proposed Sub-Adviser’s responsibilities with respect to the Portfolio. The Board also considered the Manager’s experience in serving as the investment manager for other portfolios of the Trust.

With respect to the Manager, the Board considered that the Manager would be responsible for, among other things, developing investment strategies for the Portfolio; researching, conducting “due diligence” on, selecting and monitoring the proposed Sub-Adviser; overseeing the proposed Sub-Adviser’s selection of investments for the Portfolio; monitoring and evaluating the performance of the Portfolio; monitoring the investment operations and composition of the Portfolio and, in connection therewith, monitoring compliance with the Portfolio’s investment objectives, policies and restrictions, as well as the Portfolio’s compliance with applicable law; monitoring brokerage selection, commission and other trading costs, quality of execution, and other brokerage matters; coordinating and

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managing the flow of information and communications relating to the Portfolio among the proposed Sub-Adviser and other applicable parties; and implementing Board directives as they relate to the Portfolio. The Board also considered information regarding the Manager’s process for selecting and monitoring the proposed Sub-Adviser, as well as information regarding the backgrounds of the personnel who would perform those functions with respect to the Portfolio. The Board also considered that the Manager’s responsibilities would include daily monitoring of investment, operational, enterprise, legal, regulatory and compliance risks as they relate to the Portfolio, and considered information regarding the Manager’s ongoing risk management activities. The Board also considered that the Manager has assumed significant entrepreneurial and other risk in launching and sponsoring the Portfolio. The Board’s conclusion regarding the nature, quality and extent of the overall services to be provided by the Manager also was based, in part, on the Board’s experience and familiarity with the Manager serving as the investment manager for the other portfolios of the Trust and on periodic reports provided to the Board regarding the services provided by the Manager to those other portfolios.

With respect to the proposed Sub-Adviser, the Board considered that, subject to the oversight of the Manager, the proposed Sub-Adviser would be responsible for making investment decisions for the Portfolio; placing with brokers or dealers orders for the purchase and sale of investments for the Portfolio; and performing certain related administrative functions. The Board also reviewed information regarding the proposed Sub-Adviser’s process for selecting investments for the Portfolio, as well as information regarding the background of the proposed Sub-Adviser’s portfolio managers who would provide services to the Portfolio. In addition, the Board received information regarding the proposed Sub-Adviser’s trading experience and how the proposed Sub-Adviser would seek to achieve “best execution” on behalf of the Portfolio.

The Board members also considered the Portfolio’s Chief Compliance Officer’s evaluation of the proposed Sub-Adviser’s compliance program, policies, and procedures with respect to the Portfolio and factored into their review their experience and familiarity with the Manager’s compliance program, policies, and procedures with respect to the Trust. The Board also considered whether there were any pending lawsuits, enforcement proceedings or regulatory investigations involving the Manager or the proposed Sub-Adviser and reviewed information regarding the Manager’s and the proposed Sub-Adviser’s financial condition and history of operations and potential conflicts of interest in managing the Portfolio.

The Board also considered the benefits that would be provided to investors from participation in an FMG LLC-sponsored mutual fund, including the benefits of investing in a fund that is part of a large family of funds offering a wide range of portfolios, advisers and investment styles. In addition, the Board considered the nature, quality and extent of the administrative, investor servicing and distribution services that the Manager and its affiliates would provide to the Portfolio and its shareholders.

The Board noted that the Portfolio did not have any performance history as it was newly organized and had not commenced operations as of the date of the meeting. With respect to approval of the Management Agreement, the Board received and reviewed information regarding the Portfolio’s investment objectives, policies and anticipated investments. The Board also considered the Manager’s expertise, resources, proposed methodology and personnel for managing the Portfolio and its experience managing the other portfolios of the Trust. With respect to approval of the Sub-Advisory Agreement, the Board noted that comparative performance information was not available because the proposed Sub-Adviser did not advise other funds or accounts using a substantially similar investment strategy as the Portfolio. However, the Board considered the proposed Sub-Adviser’s expertise, resources, proposed investment strategy, and personnel for advising the Portfolio.

Based on its review, the Board determined that the nature, quality and extent of the overall services to be provided by the Manager and the proposed Sub-Adviser were appropriate for the Portfolio in light of its investment objectives and, thus, supported a decision to approve the Agreements.

Expenses

The Board considered the Portfolio’s proposed management fee and sub-advisory fee in light of the nature, quality and extent of the overall services to be provided by the Manager and the proposed Sub-Adviser. In addition, the Board considered the relative levels of the sub-advisory fee to be paid to the proposed Sub-Adviser and the management fee to be retained by the Manager in light of, among other factors, the services provided to the Portfolio by the Manager and the proposed Sub-Adviser. The Board considered that all fees and expenses of the Portfolio are explicitly disclosed in the Portfolio’s offering documents.

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With respect to the Management Agreement, the Board also considered the Portfolio’s proposed management fee schedule relative to the management fee schedules of other portfolios managed by the Manager. The Board also considered information provided by the Manager comparing the proposed management fee rate and expense ratios for the Portfolio to the management fee rates and expense ratios for comparable funds, including information compiled by Lipper, Inc., an independent organization. The Board further considered that the proposed management fee schedule for the Portfolio includes breakpoints that would reduce the management fee rate as Portfolio assets increase above certain levels. The Board noted that any such reduction in the Portfolio’s management fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board further considered that the Manager had contractually agreed to make payments or waive all or a portion of its management, administrative and other fees so that the Portfolio’s total expense ratios do not exceed certain levels as set forth in its prospectus. The Board also noted that, to the extent that the Manager waives fees pursuant to the expense limitation arrangement, the Portfolio’s actual management fee may be lower than the Portfolio’s contractual management fee. Based on its review, the Board determined that the Manager’s proposed fee for the Portfolio is fair and reasonable.

With respect to the Sub-Advisory Agreement, the Board also considered the proposed sub-advisory fee in light of the fees that the proposed Sub-Adviser charges under other sub-advisory agreements with other clients. The Board further noted that the Manager, and not the Portfolio, would pay the proposed Sub-Adviser and that the proposed sub-advisory fee was negotiated between the proposed Sub-Adviser and the Manager. Moreover, the Board noted that the Manager generally is aware of the fees charged by sub-advisers to other clients and that the Manager believes that the fee agreed upon with the proposed Sub-Adviser is reasonable in light of the nature, quality and extent of the investment sub-advisory services to be provided. Based on its review, the Board determined that the proposed sub-advisory fee for the proposed Sub-Adviser is fair and reasonable.

Profitability and Costs

The Board also considered the anticipated level of profits to be realized by the Manager in connection with the operation of the Portfolio. The Manager represented that, as a new portfolio with no prior operations, the Portfolio was not expected to be profitable to the Manager initially because of its anticipated small initial asset base. As a result, the Board noted that it periodically would evaluate profitability as the assets of the Portfolio increase over time. With respect to the Sub-Advisory Agreement, the Board considered the estimated impact of the proposed sub-advisory fee on the profitability of the Manager. The Manager advised the Board that it does not regard Sub-Adviser profitability as meaningful to its evaluation of the Sub-Advisory Agreement. The Board acknowledged the Manager’s view of Sub-Adviser profitability, noting the Board’s findings as to the reasonableness of the sub-advisory fee and that the fee paid to the proposed Sub-Adviser is the product of negotiations with the Manager and reflects levels of profitability acceptable to the Manager and the proposed Sub-Adviser based on the particular circumstances in each case for each of them.

Economies of Scale

The Board also considered whether economies of scale or efficiencies would be realized as the Portfolio grows larger and the extent to which this is reflected in the proposed management, administrative and sub-advisory fee schedules for the Portfolio. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board considered that any economies of scale or efficiencies may be shared with portfolios and their shareholders in a variety of ways, including: (i) breakpoints in the management fee or other fees so that a portfolio’s effective fee rate declines as the portfolio grows in size, (ii) subsidizing a portfolio’s expenses by making payments or waiving all or a portion of the management fee or other fees so that the portfolio’s total expense ratio does not exceed certain levels, (iii) setting the management fee or other fees so that a portfolio is priced to scale, which assumes that the portfolio has sufficient assets from inception to operate at a competitive fee rate without any fee waiver or expense reimbursement from the manager, and (iv) reinvestment in, and enhancements to, the services that a manager and its affiliates provide to a portfolio and its shareholders. The Board noted that the proposed management and administrative fee schedules for the Portfolio include breakpoints that would reduce the management and administrative fee rates as Portfolio assets increase above certain levels. In addition, the Board noted that the Manager had agreed to assume certain expenses of the Portfolio by making payments or waiving all or a portion of its management, administrative and other fees so that the Portfolio’s total expense ratios do not exceed certain contractual levels as set forth in the prospectus in light of the fact that the Portfolio is a new portfolio and initially would not have sufficient assets to maintain its expense ratios at competitive levels. The Board also considered that the Manager could potentially share economies of scale or efficiencies with

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the Portfolio through reinvestment in, and enhancements to, the services that the Manager and its affiliates provide over time, such as hiring additional personnel and providing additional resources in areas that would be relevant to the management and administration of the Portfolio. In connection with its deliberations regarding the Sub-Advisory Agreement, the Board noted that the proposed sub-advisory fee schedule for the proposed Sub-Adviser includes breakpoints that would reduce the sub-advisory fee rate as Portfolio assets under the proposed Sub-Adviser’s management increase above certain levels. The Board again noted that the sub-advisory fee is paid by the Manager out of its assets and not from the Portfolio’s assets. The Board considered these factors, and the relationship they bear to the fee structure charged to the Portfolio by the Manager, and concluded that there would be a reasonable sharing of benefits from any economies of scale or efficiencies with the Portfolio once it commences operations and at reasonably anticipated asset levels. The Board noted, however, that it would monitor future growth in Portfolio assets to determine whether economies of scale or efficiencies continued to be reflected in the Portfolio’s fee arrangements.

Fall-Out Benefits

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from Portfolio operations, including the following. The Board noted that the Manager also would serve as the administrator for the Portfolio and would receive compensation for acting in this capacity. The Board also noted that AXA Distributors, LLC, an affiliate of the Manager, serves as the underwriter for the Trust and would receive from the Portfolio payments pursuant to Rule 12b-1 plans with respect to its Class IB shares to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. Further, the Board considered that Sanford C. Bernstein & Co., LLC, a registered broker-dealer, is an affiliate of the Manager and may, from time to time, receive brokerage commissions from the Portfolio in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, must be consistent with seeking best execution. The Board also noted that the Manager’s affiliated insurance companies, as depositors of the insurance company separate accounts investing in the Portfolio, would receive certain significant tax benefits associated with such investments as well as other potential benefits. The Board also considered that the Portfolio would be offered as investment options through variable insurance contracts offered and sold by the Manager’s affiliated insurance companies and that the performance of the Portfolio may impact, positively or negatively, each insurance company’s ability to hedge the risks associated with guarantees that each insurance company may provide as the issuer of such contracts. The Board also noted that the Manager’s affiliated insurance companies and AXA Distributors, LLC receive compensation, which may include sales charges, separate account fees and charges, and other variable contract fees and charges, from the sale and administration of these variable insurance contracts. The Board also considered that the Portfolio is subject to certain investment controls that are designed to reduce volatility for investors and that may benefit both investors and the Manager and its affiliates (including by making it easier for the insurance companies to hedge their risks under the guarantees). Based on its review, the Board determined that any “fall-out” benefits that may accrue to the Manager are fair and reasonable.

The Board also noted that the proposed Sub-Adviser may derive ancillary benefits from Portfolio operations. The Board recognized that the proposed Sub-Adviser and its affiliates may sell, and earn sales commissions and/or other compensation with respect to, insurance products issued by the Manager’s affiliated insurance companies and that the proceeds of those sales may be invested in the Portfolio. The Board also recognized that the proposed Sub-Adviser and its affiliates may sell, and earn sales commissions and/or other compensation with respect to, other investment products issued by the Manager or its affiliates. In addition, the Board noted that the proposed Sub-Adviser may benefit from greater exposure in the marketplace with respect to the proposed Sub-Adviser’s investment process and from expanding its level of assets under management, and the proposed Sub-Adviser may derive benefits from its association with the Manager. Based on its review, the Board determined that any “fall-out” benefits that may accrue to the proposed Sub-Adviser are fair and reasonable.

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PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-877-222-2144 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at
www.axa-equitablefunds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. You may also review and obtain copies at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling
1-800-SEC-0330.

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Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the Semi-Annual Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – are filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By: /s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
August 30, 2016

By: /s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer
August 30, 2016